UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

LVIP JPMorgan Mid Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.98%

How did the Fund perform last year and what affected its performance?

While the S&P 500 Index reached new highs throughout 2024, there were new reasons which led to seeing improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

Stock selection in financials and materials sectors contributed to performance, while stock selection in industrials and utilities sectors detracted from performance.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
5/1/2023	$10,000	$10,000	$9,999
12/31/2023	$11,109	$11,644	$11,124
12/31/2024	$12,666	$14,449	$12,578

Average Annual Total Returns (%)

	1 year	Since Inception 5/1/2023
Service Class	14.02%	15.14%
Morningstar US Market Index	24.09%	24.50%
Russell Midcap® Value Index	13.07%	14.63%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$292,752,438
# of Portfolio Holdings	99
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,921,984

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.0%
Money Market Fund	4.0%
Other	0.0%

Top 5 Industries (Equity)

Capital Markets	6.3%
Health Care Providers & Services	6.0%
Insurance	5.8%
Machinery	5.3%
Electronic Equipment, Instruments & Components	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Mid Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$78	0.73%

How did the Fund perform last year and what affected its performance?

While the S&P 500 Index reached new highs throughout 2024, there were new reasons which led to seeing improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

Stock selection in financials and materials sectors contributed to performance, while stock selection in industrials and utilities sectors detracted from performance.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,734	$10,069	$9,522
12/31/2016	$11,165	$11,321	$11,426
12/31/2017	$12,702	$13,753	$12,951
12/31/2018	$11,198	$13,058	$11,359
12/31/2019	$14,195	$17,135	$14,433
12/31/2020	$14,248	$20,717	$15,150
12/31/2021	$18,505	$26,058	$19,443
12/31/2022	$16,996	$20,995	$17,104
12/31/2023	$18,850	$26,545	$19,278
12/31/2024	$21,543	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	14.29%	8.70%	7.98%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$292,752,438
# of Portfolio Holdings	99
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,921,984

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.0%
Money Market Fund	4.0%
Other	0.0%

Top 5 Industries (Equity)

Capital Markets	6.3%
Health Care Providers & Services	6.0%
Insurance	5.8%
Machinery	5.3%
Electronic Equipment, Instruments & Components	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	0.63%

How did the Fund perform last year and what affected its performance?

2024 was another impressive year for risk assets. The S&P 500 Index led equity markets, driven by AI excitement, U.S. exceptionalism and economic momentum broadened earnings expectations.

U.S. mega cap tech led global growth stocks, while post-election deregulation prospects boosted financials, lifting global value stocks. Resilient growth and sticky inflation delayed rate cut expectations, particularly in the U.S. Combination of a strengthening dollar and rising yields meant global investment grade bonds delivered negative returns over the year.

In fixed income, high yield bonds were the top performing asset class for the fourth year in a row as a combination of high all-in yields and tightening spreads boosted returns to over 8%. The high starting yield did partially cushion U.S. Treasuries which still delivered positive returns of 0.6% over the year.

  The underlying JPM Core Bond Fund was the top contributor and JPM Global Select Equity Fund detracted the most from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,882	$10,062	$9,982
12/31/2016	$10,322	$10,318	$10,482
12/31/2017	$11,424	$10,668	$11,377
12/31/2018	$10,880	$10,682	$11,088
12/31/2019	$12,364	$11,606	$12,566
12/31/2020	$13,503	$12,476	$13,674
12/31/2021	$14,259	$12,275	$14,372
12/31/2022	$12,327	$10,680	$12,766
12/31/2023	$13,723	$11,248	$14,087
12/31/2024	$14,779	$11,401	$15,009

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	7.70%	3.63%	3.98%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Key Fund Statistics

Total Net Assets	$199,374,566
# of Portfolio Holdings	20
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$614,334

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.1%
Equity Funds	23.5%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

How did the Fund perform last year and what affected its performance?

2024 was another impressive year for risk assets. The S&P 500 Index led equity markets, driven by AI excitement, U.S. exceptionalism and economic momentum broadened earnings expectations.

U.S. mega cap tech led global growth stocks, while post-election deregulation prospects boosted financials, lifting global value stocks. Resilient growth and sticky inflation delayed rate cut expectations, particularly in the U.S. Combination of a strengthening dollar and rising yields meant global investment grade bonds delivered negative returns over the year.

In fixed income, high yield bonds were the top performing asset class for the fourth year in a row as a combination of high all-in yields and tightening spreads boosted returns to over 8%. The high starting yield did partially cushion U.S. Treasuries which still delivered positive returns of 0.6% over the year.

  The underlying JPM Core Bond Fund was the top contributor and JPM Global Select Equity Fund detracted the most from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,906	$10,062	$9,982
12/31/2016	$10,373	$10,318	$10,482
12/31/2017	$11,509	$10,668	$11,377
12/31/2018	$10,988	$10,682	$11,088
12/31/2019	$12,519	$11,606	$12,566
12/31/2020	$13,705	$12,476	$13,674
12/31/2021	$14,510	$12,275	$14,372
12/31/2022	$12,576	$10,680	$12,766
12/31/2023	$14,035	$11,248	$14,087
12/31/2024	$15,153	$11,401	$15,009

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	7.96%	3.89%	4.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

Key Fund Statistics

Total Net Assets	$199,374,566
# of Portfolio Holdings	20
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$614,334

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.1%
Equity Funds	23.5%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$110	1.02%

How did the Fund perform last year and what affected its performance?

While the S&P reached new highs throughout 2024, there were new reasons which led us to finally see improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

  Stock selection in financials and consumer staples sectors contributed to performance, while stock selection in industrials and real estate sectors detracted.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,204	$10,069	$9,522
12/31/2016	$10,098	$11,321	$11,426
12/31/2017	$11,553	$13,753	$12,951
12/31/2018	$10,165	$13,058	$11,359
12/31/2019	$11,777	$17,135	$14,433
12/31/2020	$11,978	$20,717	$15,150
12/31/2021	$15,421	$26,058	$19,443
12/31/2022	$13,972	$20,995	$17,104
12/31/2023	$15,621	$26,545	$19,278
12/31/2024	$17,987	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	15.14%	8.84%	6.05%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$548,817,119
# of Portfolio Holdings	452
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$4,001,678

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.3%
Money Market Fund	5.3%
Rights	0.0%
Other	0.4%

Top 5 Industries (Equity)

Capital Markets	5.9%
Insurance	5.2%
Banks	5.2%
Health Care Providers & Services	5.1%
Machinery	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$83	0.77%

How did the Fund perform last year and what affected its performance?

While the S&P reached new highs throughout 2024, there were new reasons which led us to finally see improving market breadth. In fact, for the first time since 2022, the broad market saw positive year-over-year earnings growth in the second and third quarters.

  Stock selection in financials and consumer staples sectors contributed to performance, while stock selection in industrials and real estate sectors detracted.

  Within financials, an emphasis on quality proved to be a bright spot with Ameriprise (AMP) being a top contributor.

  Within technology, GoDaddy (GDDY), a website builder, contributed to relative results.

  A conservative posture and underweight to industrials was a headwind.

  Additionally, the Fund's position in Lincoln Electric (LECO) hurt performance given it was impacted by a slowdown in electric vehicle sales. Improving fundamentals, and yet still attractive valuations, led financials to remain the largest absolute and relative weight. The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,226	$10,069	$9,522
12/31/2016	$10,150	$11,321	$11,426
12/31/2017	$11,640	$13,753	$12,951
12/31/2018	$10,267	$13,058	$11,359
12/31/2019	$11,926	$17,135	$14,433
12/31/2020	$12,158	$20,717	$15,150
12/31/2021	$15,693	$26,058	$19,443
12/31/2022	$14,255	$20,995	$17,104
12/31/2023	$15,976	$26,545	$19,278
12/31/2024	$18,443	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	15.44%	9.11%	6.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$548,817,119
# of Portfolio Holdings	452
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$4,001,678

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.3%
Money Market Fund	5.3%
Rights	0.0%
Other	0.4%

Top 5 Industries (Equity)

Capital Markets	5.9%
Insurance	5.2%
Banks	5.2%
Health Care Providers & Services	5.1%
Machinery	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	1.00%

How did the Fund perform last year and what affected its performance?

Stock selection in the systems hardware and software and services sector contributed to performance. Conversely, stock selection in the pharmaceutical and basic materials sector detracted.

  Overweights in Super Micro Computer** and Rigetti Computing contributed to results.

  An overweight in Atkore International and an underweight in FTAI Aviation detracted from results.

The Fund continues to focus on fundamentals of the economy and company earnings. The Fund focuses on high-conviction stocks and exploits market dislocations for compelling stock selection opportunities  amid market volatility. The Fund may hold a small futures position (under 5%) to equitize excess cash. These positions had minimal impact on performance.

**Please note that as of December 2024, the Fund no longer holds Super Micro Computers.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,445	$10,069	$9,559
12/31/2016	$11,324	$11,321	$11,595
12/31/2017	$13,014	$13,753	$13,294
12/31/2018	$11,428	$13,058	$11,830
12/31/2019	$14,200	$17,135	$14,849
12/31/2020	$16,093	$20,717	$17,813
12/31/2021	$19,482	$26,058	$20,453
12/31/2022	$15,672	$20,995	$16,273
12/31/2023	$17,679	$26,545	$19,028
12/31/2024	$19,701	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	11.44%	6.77%	7.02%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$199,265,153
# of Portfolio Holdings	563
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$1,201,807

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.0%
Money Market Fund	3.7%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Banks	10.1%
Biotechnology	8.5%
Software	6.4%
Construction & Engineering	4.2%
Health Care Equipment & Supplies	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.75%

How did the Fund perform last year and what affected its performance?

Stock selection in the systems hardware and software and services sector contributed to performance. Conversely, stock selection in the pharmaceutical and basic materials sector detracted.

  Overweights in Super Micro Computer** and Rigetti Computing contributed to results.

  An overweight in Atkore International and an underweight in FTAI Aviation detracted from results.

The Fund continues to focus on fundamentals of the economy and company earnings. The Fund focuses on high-conviction stocks and exploits market dislocations for compelling stock selection opportunities  amid market volatility. The Fund may hold a small futures position (under 5%) to equitize excess cash. These positions had minimal impact on performance.

**Please note that as of December 2024, the Fund no longer holds Super Micro Computers.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,472	$10,069	$9,559
12/31/2016	$11,387	$11,321	$11,595
12/31/2017	$13,120	$13,753	$13,294
12/31/2018	$11,555	$13,058	$11,830
12/31/2019	$14,395	$17,135	$14,849
12/31/2020	$16,365	$20,717	$17,813
12/31/2021	$19,865	$26,058	$20,453
12/31/2022	$16,020	$20,995	$16,273
12/31/2023	$18,119	$26,545	$19,028
12/31/2024	$20,241	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.71%	7.05%	7.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$199,265,153
# of Portfolio Holdings	563
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$1,201,807

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.0%
Money Market Fund	3.7%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Banks	10.1%
Biotechnology	8.5%
Software	6.4%
Construction & Engineering	4.2%
Health Care Equipment & Supplies	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.90%

How did the Fund perform last year and what affected its performance?

Communication services and information technology were the best-performing sectors, with materials being the only negative sector.

  Within the Fund, stock selection within pharma/medical tech, retail and utilities sectors detracted from performance.

  Alternatively, stock selection within semiconductors & hardware, media and commodities contributed to results.

  On the negative side, being underweight in Broadcom (AVGO) detracted from performance, as strong AI demand and VMware integration drove stock growth. Broadcom saw revenue and margin improvements, highlighted by a VMware acquisition and a 5G deal with Apple.

  Additionally, the Fund's overweight in Regeneron (REGN) detracted due to competitive pressures and legal challenges

  Potential Amgen biosimilar competition and issues related to the False Claims Act weighed on investor sentiment.

  On the positive side, the Fund's overweight in Nvidia (NVDA) helped performance, driven by record revenues and strong growth in data center and gaming sectors. Key AI advancements and strategic investments have strengthened Nvidia's competitive position in the growing AI market. The Fund used index futures for cash management purposes during the period.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,059	$10,069	$9,999
12/31/2016	$11,135	$11,321	$11,351
12/31/2017	$13,589	$13,753	$13,829
12/31/2018	$12,717	$13,058	$13,223
12/31/2019	$16,715	$17,135	$17,386
12/31/2020	$20,884	$20,717	$20,585
12/31/2021	$26,943	$26,058	$26,494
12/31/2022	$21,853	$20,995	$21,696
12/31/2023	$27,718	$26,545	$27,399
12/31/2024	$34,282	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	23.68%	15.45%	13.11%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$256,195,344
# of Portfolio Holdings	53
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,159,522

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.4%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.8%
Software	11.3%
Technology Hardware, Storage & Peripherals	8.0%
Interactive Media & Services	6.3%
Broadline Retail	4.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.65%

How did the Fund perform last year and what affected its performance?

Communication services and information technology were the best-performing sectors, with materials being the only negative sector.

  Within the Fund, stock selection within pharma/medical tech, retail and utilities sectors detracted from performance.

  Alternatively, stock selection within semiconductors & hardware, media and commodities contributed to results.

  On the negative side, being underweight in Broadcom (AVGO) detracted from performance, as strong AI demand and VMware integration drove stock growth. Broadcom saw revenue and margin improvements, highlighted by a VMware acquisition and a 5G deal with Apple.

  Additionally, the Fund's overweight in Regeneron (REGN) detracted due to competitive pressures and legal challenges

  Potential Amgen biosimilar competition and issues related to the False Claims Act weighed on investor sentiment.

  On the positive side, the Fund's overweight in Nvidia (NVDA) helped performance, driven by record revenues and strong growth in data center and gaming sectors. Key AI advancements and strategic investments have strengthened Nvidia's competitive position in the growing AI market. The Fund used index futures for cash management purposes during the period.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,086	$10,069	$9,999
12/31/2016	$11,190	$11,321	$11,351
12/31/2017	$13,688	$13,753	$13,829
12/31/2018	$12,845	$13,058	$13,223
12/31/2019	$16,923	$17,135	$17,386
12/31/2020	$21,198	$20,717	$20,585
12/31/2021	$27,418	$26,058	$26,494
12/31/2022	$22,292	$20,995	$21,696
12/31/2023	$28,347	$26,545	$27,399
12/31/2024	$35,146	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	23.99%	15.74%	13.39%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$256,195,344
# of Portfolio Holdings	53
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$1,159,522

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.6%
Money Market Fund	1.4%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.8%
Software	11.3%
Technology Hardware, Storage & Peripherals	8.0%
Interactive Media & Services	6.3%
Broadline Retail	4.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$124	1.12%

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund’s positions in Meta Platforms, Tesla, and Netflix contributed the most to performance. Stock selection in the consumer discretionary, communication services, and healthcare sectors, along with allocations in the communication services, consumer discretionary, consumer staples, and industrials sectors, contributed positively to relative performance.

  The Fund’s positions in Boeing, Ambev, and CRISPR Therapeutics detracted the most from performance. Stock selection in the industrials, consumer staples, financials, and information technology sectors, along with allocations in the information technology, healthcare, and financials sectors, detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the period, the Fund initiated a new position in LVMH, and added to positions in Boeing, Roche, Shopify and Vertex. The Fund trimmed positions in Doximity, Tesla, and Trip.com to finance the purchases. The Fund trimmed Meta because it reached its maximum allowable position size. The Fund also sold positions in Sandoz and Pluxee, received as part of corporate actions.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,368	$9,016	$9,060
12/31/2019	$12,191	$11,382	$11,469
12/31/2020	$16,375	$13,211	$13,334
12/31/2021	$17,316	$15,562	$15,806
12/31/2022	$12,814	$12,713	$12,903
12/31/2023	$17,475	$15,449	$15,768
12/31/2024	$21,373	$17,969	$18,526

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2018
Service Class	22.31%	11.88%	12.06%
Morningstar Global Markets Index	16.31%	9.56%	9.18%
MSCI All Country World Index (net dividends)	17.49%	10.06%	9.68%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$253,661,363
# of Portfolio Holdings	45
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,775,828

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Fund	1.3%
Other	(0.8%)

Top 5 Industries (Equity)

Interactive Media & Services	16.5%
Broadline Retail	13.2%
Software	11.1%
Financial Services	7.8%
Automobiles	6.9%

Top 5 Countries (Equity)

United States	60.2%
China	7.9%
Uruguay	5.6%
Switzerland	5.5%
Netherlands	4.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective July 11, 2024, the Fund revised its Principle Investment Strategies to reflect that the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. Countries.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.77%

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund’s positions in Meta Platforms, Tesla, and Netflix contributed the most to performance. Stock selection in the consumer discretionary, communication services, and healthcare sectors, along with allocations in the communication services, consumer discretionary, consumer staples, and industrials sectors, contributed positively to relative performance.

  The Fund’s positions in Boeing, Ambev, and CRISPR Therapeutics detracted the most from performance. Stock selection in the industrials, consumer staples, financials, and information technology sectors, along with allocations in the information technology, healthcare, and financials sectors, detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the period, the Fund initiated a new position in LVMH, and added to positions in Boeing, Roche, Shopify and Vertex. The Fund trimmed positions in Doximity, Tesla, and Trip.com to finance the purchases. The Fund trimmed Meta because it reached its maximum allowable position size. The Fund also sold positions in Sandoz and Pluxee, received as part of corporate actions.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,389	$9,016	$9,060
12/31/2019	$12,263	$11,382	$11,469
12/31/2020	$16,526	$13,211	$13,334
12/31/2021	$17,538	$15,562	$15,806
12/31/2022	$13,024	$12,713	$12,903
12/31/2023	$17,823	$15,449	$15,768
12/31/2024	$21,875	$17,969	$18,526

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2018
Standard Class	22.73%	12.27%	12.45%
Morningstar Global Markets Index	16.31%	9.56%	9.18%
MSCI All Country World Index (net dividends)	17.49%	10.06%	9.68%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$253,661,363
# of Portfolio Holdings	45
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,775,828

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Fund	1.3%
Other	(0.8%)

Top 5 Industries (Equity)

Interactive Media & Services	16.5%
Broadline Retail	13.2%
Software	11.1%
Financial Services	7.8%
Automobiles	6.9%

Top 5 Countries (Equity)

United States	60.2%
China	7.9%
Uruguay	5.6%
Switzerland	5.5%
Netherlands	4.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective July 11, 2024, the Fund revised its Principle Investment Strategies to reflect that the Fund will invest at least 40% of its assets (or, if conditions are not favorable, at least 30% of its assets) in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. Countries.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Bond Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$72	0.72%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the US general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS and RMBS with some contribution from ABS and CLOs, and sector allocations to and security selection to Bank Loans and Emerging Markets.

   Duration and curve positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,003	$10,062	$9,999
12/31/2016	$10,240	$10,318	$10,321
12/31/2017	$10,650	$10,668	$10,687
12/31/2018	$10,525	$10,682	$10,688
12/31/2019	$11,454	$11,606	$11,620
12/31/2020	$12,540	$12,476	$12,492
12/31/2021	$12,271	$12,275	$12,299
12/31/2022	$10,553	$10,680	$10,699
12/31/2023	$11,140	$11,248	$11,291
12/31/2024	$11,280	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	1.25%	(0.31%)	1.21%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$6,813,974,066
# of Portfolio Holdings	634
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$21,157,513

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	29.2%
U.S. Treasury Obligations	19.3%
Non-Agency Commercial Mortgage-Backed Securities	8.6%
Non-Agency Asset-Backed Securities	4.7%
Short-Term Investments	4.0%
Non-Agency Collateralized Mortgage Obligations	1.9%
Loan Agreements	1.3%
Agency Collateralized Mortgage Obligations	1.2%
Supranational Banks	0.6%
Other	(0.3%)

Top 5 Industries (Fixed Income)

Banks	8.3%
Electric	3.8%
Oil & Gas	2.1%
Diversified Financial Services	2.0%
Pipelines	1.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	50.7%
AAA	14.0%
AA	4.3%
A	12.3%
BBB	15.1%
BB	2.3%
B	1.1%
Not Rated	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Bond Fund” to the “LVIP Macquarie Bond Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.37%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the US general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS and RMBS with some contribution from ABS and CLOs, and sector allocations to and security selection to Bank Loans and Emerging Markets.

   Duration and curve positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,039	$10,062	$9,999
12/31/2016	$10,312	$10,318	$10,321
12/31/2017	$10,763	$10,668	$10,687
12/31/2018	$10,674	$10,682	$10,688
12/31/2019	$11,656	$11,606	$11,620
12/31/2020	$12,806	$12,476	$12,492
12/31/2021	$12,575	$12,275	$12,299
12/31/2022	$10,853	$10,680	$10,699
12/31/2023	$11,497	$11,248	$11,291
12/31/2024	$11,682	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	1.61%	0.04%	1.57%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$6,813,974,066
# of Portfolio Holdings	634
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$21,157,513

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	29.2%
U.S. Treasury Obligations	19.3%
Non-Agency Commercial Mortgage-Backed Securities	8.6%
Non-Agency Asset-Backed Securities	4.7%
Short-Term Investments	4.0%
Non-Agency Collateralized Mortgage Obligations	1.9%
Loan Agreements	1.3%
Agency Collateralized Mortgage Obligations	1.2%
Supranational Banks	0.6%
Other	(0.3%)

Top 5 Industries (Fixed Income)

Banks	8.3%
Electric	3.8%
Oil & Gas	2.1%
Diversified Financial Services	2.0%
Pipelines	1.7%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	50.7%
AAA	14.0%
AA	4.3%
A	12.3%
BBB	15.1%
BB	2.3%
B	1.1%
Not Rated	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Bond Fund” to the “LVIP Macquarie Bond Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Floating Rate Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.88%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its Benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, sector allocation and security selection within Corporates including both high yield and investment grade, and sector allocations to and security selection to Bank Loans and Government-related were also positive contributors.

  Duration positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2014	$10,000	$10,000	$-	$10,000
12/31/2015	$9,903	$10,062	$-	$9,999
12/31/2016	$10,101	$10,318	$-	$10,089
12/31/2017	$10,331	$10,668	$-	$10,202
12/31/2018	$10,334	$10,682	$10,152	$10,413
12/31/2019	$10,782	$11,606	$10,380	$10,684
12/31/2020	$10,903	$12,476	$10,419	$10,800
12/31/2021	$10,918	$12,275	$10,423	$10,818
12/31/2022	$10,901	$10,680	$10,599	$10,950
12/31/2023	$11,480	$11,248	$11,151	$11,510
12/31/2024	$12,145	$11,401	$11,749	$12,140

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	5.80%	2.41%	1.96%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Secured Overnight Finance Rate (SOFR)	5.37%	2.51%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	5.47%	2.59%	1.96%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

The inception date of the Secured Overnight Finance Rate (SOFR) was April 2, 2018.

Key Fund Statistics

Total Net Assets	$822,788,079
# of Portfolio Holdings	320
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,464,414

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	19.6%
U.S. Treasury Obligations	16.0%
Non-Agency Asset-Backed Securities	14.6%
Supranational Banks	9.0%
Non-Agency Commercial Mortgage-Backed Securities	8.4%
Agency Mortgage-Backed Securities	7.0%
Money Market Fund	5.5%
Loan Agreements	5.1%
Short-Term Investments	4.5%
Sovereign Bonds	2.9%
Other	7.4%

Top 5 Industries (Fixed Income)

Banks	5.7%
Electric	2.1%
Diversified Financial Services	1.7%
Insurance	1.3%
Pipelines	1.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	28.3%
AAA	39.9%
AA	4.6%
A	8.7%
BBB	13.9%
BB	3.2%
B	1.1%
Not Rated	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Floating Rate Fund” to the “LVIP Macquarie Diversified Floating Rate Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Floating Rate Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.63%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its Benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, sector allocation and security selection within Corporates including both high yield and investment grade, and sector allocations to and security selection to Bank Loans and Government-related were also positive contributors.

  Duration positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2014	$10,000	$10,000	$-	$10,000
12/31/2015	$9,929	$10,062	$-	$9,999
12/31/2016	$10,152	$10,318	$-	$10,089
12/31/2017	$10,410	$10,668	$-	$10,202
12/31/2018	$10,438	$10,682	$10,152	$10,413
12/31/2019	$10,919	$11,606	$10,380	$10,684
12/31/2020	$11,067	$12,476	$10,419	$10,800
12/31/2021	$11,112	$12,275	$10,423	$10,818
12/31/2022	$11,123	$10,680	$10,599	$10,950
12/31/2023	$11,742	$11,248	$11,151	$11,510
12/31/2024	$12,454	$11,401	$11,749	$12,140

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	6.07%	2.67%	2.22%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Secured Overnight Finance Rate (SOFR)	5.37%	2.51%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	5.47%	2.59%	1.96%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

The inception date of the Secured Overnight Finance Rate (SOFR) was April 2, 2018.

Key Fund Statistics

Total Net Assets	$822,788,079
# of Portfolio Holdings	320
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,464,414

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	19.6%
U.S. Treasury Obligations	16.0%
Non-Agency Asset-Backed Securities	14.6%
Supranational Banks	9.0%
Non-Agency Commercial Mortgage-Backed Securities	8.4%
Agency Mortgage-Backed Securities	7.0%
Money Market Fund	5.5%
Loan Agreements	5.1%
Short-Term Investments	4.5%
Sovereign Bonds	2.9%
Other	7.4%

Top 5 Industries (Fixed Income)

Banks	5.7%
Electric	2.1%
Diversified Financial Services	1.7%
Insurance	1.3%
Pipelines	1.1%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	28.3%
AAA	39.9%
AA	4.6%
A	8.7%
BBB	13.9%
BB	3.2%
B	1.1%
Not Rated	0.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Floating Rate Fund” to the “LVIP Macquarie Diversified Floating Rate Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Income Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.84%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, and sector allocations to and security selection to Bank Loans, Emerging Markets, and US Municipals.

  Curve positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,866	$10,062	$10,055
12/31/2016	$10,190	$10,318	$10,321
12/31/2017	$10,689	$10,668	$10,687
12/31/2018	$10,444	$10,682	$10,688
12/31/2019	$11,497	$11,606	$11,620
12/31/2020	$12,726	$12,476	$12,492
12/31/2021	$12,520	$12,275	$12,299
12/31/2022	$10,752	$10,680	$10,699
12/31/2023	$11,390	$11,248	$11,291
12/31/2024	$11,580	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	1.67%	0.14%	1.48%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$2,228,713,701
# of Portfolio Holdings	841
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$13,023,579

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	31.2%
Agency Mortgage-Backed Securities	27.3%
U.S. Treasury Obligations	17.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
Money Market Fund	5.0%
Non-Agency Asset-Backed Securities	4.0%
Loan Agreements	3.9%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.1%
Agency Collateralized Mortgage Obligations	0.9%
Other	(0.7%)

Top 5 Industries (Fixed Income)

Banks	7.5%
Electric	3.6%
Pipelines	2.2%
Diversified Financial Services	2.2%
Oil & Gas	1.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	46.8%
AAA	12.0%
AA	3.0%
A	11.2%
BBB	17.6%
BB	5.9%
B	2.8%
CCC	0.2%
Not Rated	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Income Fund” to the “LVIP Macquarie Diversified Income Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Income Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$55	0.54%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund outperformed its benchmark, with performance driven by sector allocation and security selection within Corporates including both high yield and investment grade, sector allocation to and security selection within Securitized Assets especially within CMBS, RMBS, and ABS with some contribution from CLOs, and sector allocations to and security selection to Bank Loans, Emerging Markets, and US Municipals.

  Curve positioning detracted from performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,892	$10,062	$10,055
12/31/2016	$10,240	$10,318	$10,321
12/31/2017	$10,775	$10,668	$10,687
12/31/2018	$10,546	$10,682	$10,688
12/31/2019	$11,646	$11,606	$11,620
12/31/2020	$12,932	$12,476	$12,492
12/31/2021	$12,764	$12,275	$12,299
12/31/2022	$10,996	$10,680	$10,699
12/31/2023	$11,681	$11,248	$11,291
12/31/2024	$11,913	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	1.98%	0.45%	1.77%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$2,228,713,701
# of Portfolio Holdings	841
Portfolio Turnover Rate	102%
Total Advisory Fees Paid	$13,023,579

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	31.2%
Agency Mortgage-Backed Securities	27.3%
U.S. Treasury Obligations	17.4%
Non-Agency Commercial Mortgage-Backed Securities	8.0%
Money Market Fund	5.0%
Non-Agency Asset-Backed Securities	4.0%
Loan Agreements	3.9%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.1%
Agency Collateralized Mortgage Obligations	0.9%
Other	(0.7%)

Top 5 Industries (Fixed Income)

Banks	7.5%
Electric	3.6%
Pipelines	2.2%
Diversified Financial Services	2.2%
Oil & Gas	1.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	46.8%
AAA	12.0%
AA	3.0%
A	11.2%
BBB	17.6%
BB	5.9%
B	2.8%
CCC	0.2%
Not Rated	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Diversified Income Fund” to the “LVIP Macquarie Diversified Income Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie High Yield Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.04%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the ICE BofA US High Yield Constrained Index. Despite occasional bouts of volatility, the year was marked by strong market returns and tighter credit spreads driven by supportive economic data, solid corporate fundamentals, the commencement of U.S. Federal Reserve rate cuts, and U.S. election certainty. CCC securities were the strongest performers during the year, followed by Bs and then BBs.

  By rating category, the Fund's relative underperformance was driven by CCCs and BBs which more than offset outperformance from Bs.

  The primary sectors contributing positively to Fund's relative performance were basic industry, insurance, and telecommunications. Security selection within all three sectors was the main driver of their relative outperformance.

  The primary sectors detracting from the Fund's relative performance were media, real estate, and retail. Security selection within all three sectors was the main driver of their relative underperformance due to a combination of secular and cyclical challenges.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,313	$10,062	$9,539
12/31/2016	$10,515	$10,318	$11,207
12/31/2017	$11,278	$10,668	$12,046
12/31/2018	$10,741	$10,682	$11,773
12/31/2019	$12,473	$11,606	$13,469
12/31/2020	$13,332	$12,476	$14,287
12/31/2021	$13,943	$12,275	$15,051
12/31/2022	$12,317	$10,680	$13,364
12/31/2023	$13,837	$11,248	$15,164
12/31/2024	$14,714	$11,401	$16,408

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	6.34%	3.36%	3.94%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$165,395,068
# of Portfolio Holdings	230
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,074,690

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	85.9%
Loan Agreements	7.3%
Money Market Fund	3.0%
Non-Agency Asset-Backed Securities	1.9%
Other	1.9%

Top 5 Industries (Fixed Income)

Media	7.4%
Oil & Gas	7.1%
Telecommunications	5.0%
Retail	4.7%
Commercial Services	4.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	7.0%
BB	56.1%
B	27.3%
CCC	6.7%
Not Rated	2.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware High Yield Fund” to the “LVIP Macquarie High Yield Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie High Yield Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the ICE BofA US High Yield Constrained Index. Despite occasional bouts of volatility, the year was marked by strong market returns and tighter credit spreads driven by supportive economic data, solid corporate fundamentals, the commencement of U.S. Federal Reserve rate cuts, and U.S. election certainty. CCC securities were the strongest performers during the year, followed by Bs and then BBs.

  By rating category, the Fund's relative underperformance was driven by CCCs and BBs which more than offset outperformance from Bs.

  The primary sectors contributing positively to Fund's relative performance were basic industry, insurance, and telecommunications. Security selection within all three sectors was the main driver of their relative outperformance.

  The primary sectors detracting from the Fund's relative performance were media, real estate, and retail. Security selection within all three sectors was the main driver of their relative underperformance due to a combination of secular and cyclical challenges.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,340	$10,062	$9,539
12/31/2016	$10,570	$10,318	$11,207
12/31/2017	$11,361	$10,668	$12,046
12/31/2018	$10,853	$10,682	$11,773
12/31/2019	$12,636	$11,606	$13,469
12/31/2020	$13,551	$12,476	$14,287
12/31/2021	$14,218	$12,275	$15,051
12/31/2022	$12,596	$10,680	$13,364
12/31/2023	$14,191	$11,248	$15,164
12/31/2024	$15,137	$11,401	$16,408

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	6.66%	3.68%	4.23%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE BofA U.S. High Yield Constrained Index	8.20%	4.03%	5.08%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$165,395,068
# of Portfolio Holdings	230
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,074,690

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	85.9%
Loan Agreements	7.3%
Money Market Fund	3.0%
Non-Agency Asset-Backed Securities	1.9%
Other	1.9%

Top 5 Industries (Fixed Income)

Media	7.4%
Oil & Gas	7.1%
Telecommunications	5.0%
Retail	4.7%
Commercial Services	4.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	7.0%
BB	56.1%
B	27.3%
CCC	6.7%
Not Rated	2.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware High Yield Fund” to the “LVIP Macquarie High Yield Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Limited-Term Diversified Income Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.83%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund underperformed its benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within ABS, RMBS, CLOs with contribution from CMBS, sector allocation and security selection within high yield Corporates, and sector allocation to and security selection to Emerging Markets.

  Allocation to Government-related was a detractor.

  Curve positioning was also a detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,062	$10,062	$9,999
12/31/2016	$10,237	$10,318	$10,194
12/31/2017	$10,434	$10,668	$10,281
12/31/2018	$10,438	$10,682	$10,445
12/31/2019	$10,940	$11,606	$10,866
12/31/2020	$11,391	$12,476	$11,228
12/31/2021	$11,272	$12,275	$11,175
12/31/2022	$10,776	$10,680	$10,763
12/31/2023	$11,280	$11,248	$11,259
12/31/2024	$11,730	$11,401	$11,750

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	3.99%	1.41%	1.61%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36%	1.58%	1.63%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,122,193,390
# of Portfolio Holdings	201
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$5,490,163

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	41.9%
Corporate Bonds	25.1%
Non-Agency Asset-Backed Securities	22.7%
Agency Mortgage-Backed Securities	5.2%
Money Market Fund	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	1.3%
Non-Agency Collateralized Mortgage Obligations	0.9%
Other	(1.4%)

Top 5 Industries (Fixed Income)

Banks	7.6%
Electric	4.0%
Diversified Financial Services	1.6%
Insurance	1.4%
Pipelines	1.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.6%
AAA	25.3%
AA	3.8%
A	8.5%
BBB	12.5%
BB	1.4%
B	0.2%
Not Rated	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Limited-Term Diversified Income Fund” to the “LVIP Macquarie Limited-Term Diversified Income Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Limited-Term Diversified Income Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.53%

How did the Fund perform last year and what affected its performance?

The U.S. fixed income markets had positive returns over 2024 driven by the U.S. Federal Reserve initiating their long awaited easing cycle. Continued strength in the U.S. economy, and clarity around policy that emerged following the U.S. general elections in November that returned unified control to the Republicans contributed to the positive momentum.

  The Fund underperformed its benchmark, with performance driven by sector allocation to and security selection within Securitized Assets especially within ABS, RMBS, CLOs with contribution from CMBS, sector allocation and security selection within high yield Corporates, and sector allocation to and security selection to Emerging Markets.

  Allocation to Government-related was a detractor.

  Curve positioning was also a detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,078	$10,062	$9,999
12/31/2016	$10,289	$10,318	$10,194
12/31/2017	$10,512	$10,668	$10,281
12/31/2018	$10,538	$10,682	$10,445
12/31/2019	$11,087	$11,606	$10,866
12/31/2020	$11,565	$12,476	$11,228
12/31/2021	$11,487	$12,275	$11,175
12/31/2022	$11,014	$10,680	$10,763
12/31/2023	$11,564	$11,248	$11,259
12/31/2024	$12,061	$11,401	$11,750

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	4.30%	1.70%	1.89%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Government/Credit 1-3 Year Index	4.36%	1.58%	1.63%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,122,193,390
# of Portfolio Holdings	201
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$5,490,163

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	41.9%
Corporate Bonds	25.1%
Non-Agency Asset-Backed Securities	22.7%
Agency Mortgage-Backed Securities	5.2%
Money Market Fund	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	1.3%
Non-Agency Collateralized Mortgage Obligations	0.9%
Other	(1.4%)

Top 5 Industries (Fixed Income)

Banks	7.6%
Electric	4.0%
Diversified Financial Services	1.6%
Insurance	1.4%
Pipelines	1.2%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.6%
AAA	25.3%
AA	3.8%
A	8.5%
BBB	12.5%
BB	1.4%
B	0.2%
Not Rated	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Limited-Term Diversified Income Fund” to the “LVIP Macquarie Limited-Term Diversified Income Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Mid Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.77%

How did the Fund perform last year and what affected its performance?

During 2024, growth companies outperformed value companies and large caps outperformed small caps. In mid cap value equities, most sectors in the benchmark had positive returns with the Financials, Utilities, Energy, and Industrials sectors performing the best. The Fund outperformed the benchmark in 2024 with positive stock selection contributing to outperformance. Holdings in the Consumer Staples sector outperformed, specifically positions in the food distributors and packaged foods industries.

  The Fund’s holdings in the Utilities sector generated the strongest total return. Utilities companies have benefited from an increased demand for power generation.

  Strong stock selection in addition to an overweight allocation to companies in the Financials sector contributed over the period.

  Holdings in the banks and insurance industries contributed. Stock selection in the Consumer Discretionary sector also contributed.

  Hotel and cruise line companies outperformed, and the Fund benefited from not owning casinos or gaming companies.

  On a relative basis, stock selection detracted in the Energy and Industrials sectors. The Fund’s holdings in the oil, gas, and consumable fuels industry lagged the benchmark.

  Stock selection in the Industrials sector was weak as holdings in the electrical equipment industry underperformed.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,991	$10,069	$9,522
12/31/2016	$11,988	$11,321	$11,426
12/31/2017	$14,067	$13,753	$12,951
12/31/2018	$11,951	$13,058	$11,359
12/31/2019	$15,532	$17,135	$14,433
12/31/2020	$15,557	$20,717	$15,150
12/31/2021	$20,450	$26,058	$19,443
12/31/2022	$18,570	$20,995	$17,104
12/31/2023	$20,586	$26,545	$19,278
12/31/2024	$23,554	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	14.42%	8.69%	8.94%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$954,256,330
# of Portfolio Holdings	97
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,390,753

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.9%
Short-Term Investments	1.1%
Money Market Fund	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.5%
Electric Utilities	4.5%
Machinery	4.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Mid Cap Value Fund” to the “LVIP Macquarie Mid Cap Value Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Mid Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.42%

How did the Fund perform last year and what affected its performance?

During 2024, growth companies outperformed value companies and large caps outperformed small caps. In mid cap value equities, most sectors in the benchmark had positive returns with the Financials, Utilities, Energy, and Industrials sectors performing the best. The Fund outperformed the benchmark in 2024 with positive stock selection contributing to outperformance. Holdings in the Consumer Staples sector outperformed, specifically positions in the food distributors and packaged foods industries.

  The Fund’s holdings in the Utilities sector generated the strongest total return. Utilities companies have benefited from an increased demand for power generation.

  Strong stock selection in addition to an overweight allocation to companies in the Financials sector contributed over the period.

  Holdings in the banks and insurance industries contributed. Stock selection in the Consumer Discretionary sector also contributed.

  Hotel and cruise line companies outperformed, and the Fund benefited from not owning casinos or gaming companies.

  On a relative basis, stock selection detracted in the Energy and Industrials sectors. The Fund’s holdings in the oil, gas, and consumable fuels industry lagged the benchmark.

  Stock selection in the Industrials sector was weak as holdings in the electrical equipment industry underperformed.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,026	$10,069	$9,522
12/31/2016	$12,072	$11,321	$11,426
12/31/2017	$14,215	$13,753	$12,951
12/31/2018	$12,118	$13,058	$11,359
12/31/2019	$15,805	$17,135	$14,433
12/31/2020	$15,886	$20,717	$15,150
12/31/2021	$20,956	$26,058	$19,443
12/31/2022	$19,096	$20,995	$17,104
12/31/2023	$21,243	$26,545	$19,278
12/31/2024	$24,392	$32,941	$21,798

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	14.82%	9.07%	9.33%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$954,256,330
# of Portfolio Holdings	97
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,390,753

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.9%
Short-Term Investments	1.1%
Money Market Fund	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.5%
Electric Utilities	4.5%
Machinery	4.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Mid Cap Value Fund” to the “LVIP Macquarie Mid Cap Value Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie SMID Cap Core Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.10%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 2500 Index, which was up 12.00% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year. Finance, technology, and capital goods contributed most to index returns.

  Stock selection was the main driver of relative outperformance. Selection was strongest in the health care, consumer services, and finance sectors. Restaurant operator, Brinker International, Inc., was the top overall contributor to performance.

  Weaker stock selection in the capital goods and consumer discretionary sectors detracted from relative performance.

  Sector allocations detracted from relative performance, as underweight allocations to utilities, capital goods, and finance sectors detracted. An overweight allocation to health care also detracted from relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,731	$10,069	$9,710
12/31/2016	$11,591	$11,321	$11,418
12/31/2017	$13,722	$13,753	$13,337
12/31/2018	$12,020	$13,058	$12,003
12/31/2019	$15,536	$17,135	$15,336
12/31/2020	$17,204	$20,717	$18,402
12/31/2021	$21,131	$26,058	$21,748
12/31/2022	$18,176	$20,995	$17,753
12/31/2023	$21,102	$26,545	$20,846
12/31/2024	$24,137	$32,941	$23,347

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	14.38%	9.21%	9.21%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Index	12.00%	8.77%	8.85%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$656,653,422
# of Portfolio Holdings	123
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,743,654

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.9%
Other	(0.1%)

Top 5 Industries (Equity)

Banks	7.8%
Software	7.6%
Biotechnology	6.9%
Insurance	4.8%
Trading Companies & Distributors	4.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware SMID Cap Core Fund” to the “LVIP Macquarie SMID Cap Core Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie SMID Cap Core Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.80%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 2500 Index, which was up 12.00% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year. Finance, technology, and capital goods contributed most to index returns.

  Stock selection was the main driver of relative outperformance. Selection was strongest in the health care, consumer services, and finance sectors. Restaurant operator, Brinker International, Inc., was the top overall contributor to performance.

  Weaker stock selection in the capital goods and consumer discretionary sectors detracted from relative performance.

  Sector allocations detracted from relative performance, as underweight allocations to utilities, capital goods, and finance sectors detracted. An overweight allocation to health care also detracted from relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,754	$10,069	$9,710
12/31/2016	$11,646	$11,321	$11,418
12/31/2017	$13,817	$13,753	$13,337
12/31/2018	$12,143	$13,058	$12,003
12/31/2019	$15,741	$17,135	$15,336
12/31/2020	$17,486	$20,717	$18,402
12/31/2021	$21,539	$26,058	$21,748
12/31/2022	$18,581	$20,995	$17,753
12/31/2023	$21,638	$26,545	$20,846
12/31/2024	$24,826	$32,941	$23,347

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	14.73%	9.54%	9.52%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Index	12.00%	8.77%	8.85%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$656,653,422
# of Portfolio Holdings	123
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$4,743,654

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.2%
Money Market Fund	2.9%
Other	(0.1%)

Top 5 Industries (Equity)

Banks	7.8%
Software	7.6%
Biotechnology	6.9%
Insurance	4.8%
Trading Companies & Distributors	4.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware SMID Cap Core Fund” to the “LVIP Macquarie SMID Cap Core Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Social Awareness Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$86	0.78%

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 1000 Index, which was up 24.51% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year, with the information technology sector contributed over half of the index's return.

  Stock selection was the main driver of relative underperformance for the year. Selection detracted most in the consumer discretionary and health care sectors. Five Below, Inc. was the top detractor in the consumer discretionary sector. DexCom, Inc. detracted most from results in health care.

  Stock selection was strongest in the consumer services and capital goods sectors. Stock selection was mixed in the information technology sector. Broadcom Inc. was the top overall contributor, while On Semiconductor Corporation and MongoDB, Inc. detracted. An underweight allocation to NVIDIA also hurt relative performance in the information technology sector.

  Sector allocations generally detracted from relative performance, as overweight allocations to health care, transportation, and capital goods sectors detracted.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,899	$10,069	$10,092
12/31/2016	$10,519	$11,321	$11,308
12/31/2017	$12,599	$13,753	$13,761
12/31/2018	$11,983	$13,058	$13,102
12/31/2019	$15,759	$17,135	$17,220
12/31/2020	$18,796	$20,717	$20,830
12/31/2021	$23,681	$26,058	$26,340
12/31/2022	$18,946	$20,995	$21,302
12/31/2023	$24,577	$26,545	$26,953
12/31/2024	$29,651	$32,941	$33,560

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	20.65%	13.48%	11.48%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$817,683,368
# of Portfolio Holdings	98
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,001,098

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.6%
Other	(0.1%)

Top 5 Industries (Equity)

Software	14.4%
Semiconductors & Semiconductor Equipment	10.4%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.0%
Banks	4.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Social Awareness Fund” to the “LVIP Macquarie Social Awareness Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Social Awareness Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48	0.43%

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 1000 Index, which was up 24.51% in 2024. The growth style outperformed the value style by a meaningful amount throughout the year, with the information technology sector contributed over half of the index's return.

  Stock selection was the main driver of relative underperformance for the year. Selection detracted most in the consumer discretionary and health care sectors. Five Below, Inc. was the top detractor in the consumer discretionary sector. DexCom, Inc. detracted most from results in health care.

  Stock selection was strongest in the consumer services and capital goods sectors. Stock selection was mixed in the information technology sector. Broadcom Inc. was the top overall contributor, while On Semiconductor Corporation and MongoDB, Inc. detracted. An underweight allocation to NVIDIA also hurt relative performance in the information technology sector.

  Sector allocations generally detracted from relative performance, as overweight allocations to health care, transportation, and capital goods sectors detracted.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,934	$10,069	$10,092
12/31/2016	$10,593	$11,321	$11,308
12/31/2017	$12,732	$13,753	$13,761
12/31/2018	$12,151	$13,058	$13,102
12/31/2019	$16,037	$17,135	$17,220
12/31/2020	$19,194	$20,717	$20,830
12/31/2021	$24,267	$26,058	$26,340
12/31/2022	$19,484	$20,995	$21,302
12/31/2023	$25,363	$26,545	$26,953
12/31/2024	$30,706	$32,941	$33,560

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	21.07%	13.87%	11.87%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Index	24.51%	14.28%	12.87%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$817,683,368
# of Portfolio Holdings	98
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$3,001,098

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.6%
Other	(0.1%)

Top 5 Industries (Equity)

Software	14.4%
Semiconductors & Semiconductor Equipment	10.4%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.0%
Banks	4.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Social Awareness Fund” to the “LVIP Macquarie Social Awareness Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. Growth Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.02%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth index for calendar year 2024. The performance of U.S. mega cap technology stocks drove markets higher in 2024 and particularly benefitted  the relative outperformance of growth.

  Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in Communication Services and Consumer Discretionary were top contributors. Not holding any Real Estate or Materials names also contributed to relative performance.

  Within the Communication Services sector, the leading contributor from a stock perspective was an overweight holding in Spotify Technology. The media streaming provider demonstrated a remarkable turnaround in 2024 by successfully re-accelerating its revenue growth through strategic price increases across major markets.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,508	$10,069	$10,567
12/31/2016	$9,930	$11,321	$11,314
12/31/2017	$12,721	$13,753	$14,733
12/31/2018	$12,302	$13,058	$14,510
12/31/2019	$15,609	$17,135	$19,790
12/31/2020	$22,428	$20,717	$27,408
12/31/2021	$26,408	$26,058	$34,971
12/31/2022	$19,045	$20,995	$24,782
12/31/2023	$28,168	$26,545	$35,358
12/31/2024	$37,651	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	33.66%	19.26%	14.18%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$455,925,943
# of Portfolio Holdings	59
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,101,110

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	100.0%
Money Market Fund	0.1%
Other	(0.1%)

Top 5 Industries (Equity)

Software	20.1%
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	10.1%
Broadline Retail	5.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. Growth Fund” to the “LVIP Macquarie U.S. Growth Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.72%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth index for calendar year 2024. The performance of U.S. mega cap technology stocks drove markets higher in 2024 and particularly benefitted  the relative outperformance of growth.

  Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in Communication Services and Consumer Discretionary were top contributors. Not holding any Real Estate or Materials names also contributed to relative performance.

  Within the Communication Services sector, the leading contributor from a stock perspective was an overweight holding in Spotify Technology. The media streaming provider demonstrated a remarkable turnaround in 2024 by successfully re-accelerating its revenue growth through strategic price increases across major markets.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,539	$10,069	$10,567
12/31/2016	$9,995	$11,321	$11,314
12/31/2017	$12,821	$13,753	$14,733
12/31/2018	$12,436	$13,058	$14,510
12/31/2019	$15,825	$17,135	$19,790
12/31/2020	$22,809	$20,717	$27,408
12/31/2021	$26,936	$26,058	$34,971
12/31/2022	$19,485	$20,995	$24,782
12/31/2023	$28,906	$26,545	$35,358
12/31/2024	$38,753	$32,941	$47,152

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	34.07%	19.62%	14.51%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$455,925,943
# of Portfolio Holdings	59
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$3,101,110

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	100.0%
Money Market Fund	0.1%
Other	(0.1%)

Top 5 Industries (Equity)

Software	20.1%
Semiconductors & Semiconductor Equipment	16.6%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	10.1%
Broadline Retail	5.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. Growth Fund” to the “LVIP Macquarie U.S. Growth Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. REIT Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.13%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the FTSE Nareit Equity REITs index for calendar year 2024. REITs benefitted from several tailwinds in 2024, primarily the move towards a "normalization" of rates. Within the Fund, relative performance was driven by strong stock selection, while asset allocation slightly detracted. At the sector level, overweight allocations to Specialty and Shopping Centres contributed positively to relative performance. Underweight allocations to Industrials and Office also contributed positively, as the sectors experienced some weakness over the year.

  An overweight position in Lodging was a key detractor from relative performance, while an underweight allocation to Health Care also detracted. Stocks held in the Specialty sector which outperformed include Iron Mountain, Inc., and Essential Properties Realty Trust, Inc.

  Iron Mountain, Inc. outperformed on investor optimism around the company's strategy to supplement its storage segment revenue with expansion in faster-growing businesses, most notable being the data centre segment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,352	$10,069	$9,999
12/31/2016	$10,933	$11,321	$11,199
12/31/2017	$11,072	$13,753	$11,784
12/31/2018	$10,240	$13,058	$11,239
12/31/2019	$12,953	$17,135	$14,161
12/31/2020	$11,575	$20,717	$13,028
12/31/2021	$16,499	$26,058	$18,661
12/31/2022	$12,287	$20,995	$14,114
12/31/2023	$13,791	$26,545	$16,052
12/31/2024	$14,832	$32,941	$17,454

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	7.55%	2.75%	4.02%
Morningstar US Market Index	24.09%	13.96%	12.66%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$361,422,183
# of Portfolio Holdings	64
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,741,175

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.2%
Other	0.3%

Top 5 Industries (Equity)

REIT Diversified	21.4%
REIT Apartments	14.8%
REIT Health Care	12.4%
REIT Storage	10.2%
REIT Warehouse/Industry	9.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. REIT Fund” to the “LVIP Macquarie U.S. REIT Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. REIT Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.83%

How did the Fund perform last year and what affected its performance?

The Fund outperformed the FTSE Nareit Equity REITs index for calendar year 2024. REITs benefitted from several tailwinds in 2024, primarily the move towards a "normalization" of rates. Within the Fund, relative performance was driven by strong stock selection, while asset allocation slightly detracted. At the sector level, overweight allocations to Specialty and Shopping Centres contributed positively to relative performance. Underweight allocations to Industrials and Office also contributed positively, as the sectors experienced some weakness over the year.

  An overweight position in Lodging was a key detractor from relative performance, while an underweight allocation to Health Care also detracted. Stocks held in the Specialty sector which outperformed include Iron Mountain, Inc., and Essential Properties Realty Trust, Inc.

  Iron Mountain, Inc. outperformed on investor optimism around the company's strategy to supplement its storage segment revenue with expansion in faster-growing businesses, most notable being the data centre segment.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,375	$10,069	$9,999
12/31/2016	$10,983	$11,321	$11,199
12/31/2017	$11,152	$13,753	$11,784
12/31/2018	$10,347	$13,058	$11,239
12/31/2019	$13,121	$17,135	$14,161
12/31/2020	$11,755	$20,717	$13,028
12/31/2021	$16,818	$26,058	$18,661
12/31/2022	$12,563	$20,995	$14,114
12/31/2023	$14,143	$26,545	$16,052
12/31/2024	$15,256	$32,941	$17,454

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	7.87%	3.06%	4.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$361,422,183
# of Portfolio Holdings	64
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,741,175

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.5%
Money Market Fund	2.2%
Other	0.3%

Top 5 Industries (Equity)

REIT Diversified	21.4%
REIT Apartments	14.8%
REIT Health Care	12.4%
REIT Storage	10.2%
REIT Warehouse/Industry	9.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware U.S. REIT Fund” to the “LVIP Macquarie U.S. REIT Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.97%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark in 2024. Narrow market leadership and investors' strong preference for growth stocks and speculative assets created a challenging backdrop for the Fund's traditional value investing approach. In addition, notably weak performance among some of the Fund’s holdings in the consumer staples and healthcare sectors helped drive the performance shortfall.

  In the consumer staples sector, the Fund’s holdings in the food products and consumer staples distribution and retail industries underperformed those in the benchmark. In the healthcare sector, holdings in the healthcare equipment and supplies and healthcare providers and services industries in particular were laggards relative to those in benchmark. In addition, the Fund's underweight allocation in the financials sector was a notable detractor to relative performance.

  The Fund’s holdings in the information technology sector outperformed the sector in the benchmark, specifically positions in the software and communications equipment industries. In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments. An underweight allocation in the materials sector, the weakest performing sector in the benchmark, contributed to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,936	$10,069	$9,617
12/31/2016	$11,359	$11,321	$11,285
12/31/2017	$12,896	$13,753	$12,827
12/31/2018	$12,509	$13,058	$11,767
12/31/2019	$14,961	$17,135	$14,890
12/31/2020	$14,981	$20,717	$15,306
12/31/2021	$18,282	$26,058	$19,157
12/31/2022	$17,632	$20,995	$17,713
12/31/2023	$18,192	$26,545	$19,743
12/31/2024	$19,440	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	6.86%	5.38%	6.87%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,230,170,029
# of Portfolio Holdings	34
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,147,182

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Top 5 Industries (Equity)

Banks	9.3%
Insurance	6.4%
Entertainment	6.3%
Oil, Gas & Consumable Fuels	5.9%
Food Products	5.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Value Fund” to the “LVIP Macquarie Value Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$69	0.67%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark in 2024. Narrow market leadership and investors' strong preference for growth stocks and speculative assets created a challenging backdrop for the Fund's traditional value investing approach. In addition, notably weak performance among some of the Fund’s holdings in the consumer staples and healthcare sectors helped drive the performance shortfall.

  In the consumer staples sector, the Fund’s holdings in the food products and consumer staples distribution and retail industries underperformed those in the benchmark. In the healthcare sector, holdings in the healthcare equipment and supplies and healthcare providers and services industries in particular were laggards relative to those in benchmark. In addition, the Fund's underweight allocation in the financials sector was a notable detractor to relative performance.

  The Fund’s holdings in the information technology sector outperformed the sector in the benchmark, specifically positions in the software and communications equipment industries. In the real estate sector, the Fund’s residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments. An underweight allocation in the materials sector, the weakest performing sector in the benchmark, contributed to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,959	$10,069	$9,617
12/31/2016	$11,417	$11,321	$11,285
12/31/2017	$12,993	$13,753	$12,827
12/31/2018	$12,638	$13,058	$11,767
12/31/2019	$15,162	$17,135	$14,890
12/31/2020	$15,224	$20,717	$15,306
12/31/2021	$18,637	$26,058	$19,157
12/31/2022	$18,028	$20,995	$17,713
12/31/2023	$18,657	$26,545	$19,743
12/31/2024	$19,998	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	7.18%	5.69%	7.18%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,230,170,029
# of Portfolio Holdings	34
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$8,147,182

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Top 5 Industries (Equity)

Banks	9.3%
Insurance	6.4%
Entertainment	6.3%
Oil, Gas & Consumable Fuels	5.9%
Food Products	5.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Value Fund” to the “LVIP Macquarie Value Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Wealth Builder Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.96%

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying exposures was impacted by varied market conditions during 2024, most notably the dispersion of returns between growth and value styles and the rising interest rate environment.

  During 2024, equity allocations to growth-oriented equities generally contributed positively to performance.

  Conversely, equity allocations to U.S. REITs, U.S. Value, and international, while also contributing to absolute performance, underperformed the equity index within the composite benchmark for the year, hence detracted from relative performance.

  Despite the rising yield environment, the fixed income allocation within the Fund contributed positively to overall Fund returns in 2024. Allocations to investment grade corporates and agency mortgage-backed securities outperformed the fixed income index component of the Fund's composite benchmark and contributed positively to performance, however, Treasuries detracted from returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	LVIP Delaware Wealth Builder Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,842	$10,069	$10,138	$10,112
12/31/2016	$10,369	$11,321	$11,351	$10,848
12/31/2017	$11,615	$13,753	$13,829	$12,196
12/31/2018	$10,981	$13,058	$13,223	$11,975
12/31/2019	$12,695	$17,135	$17,386	$14,349
12/31/2020	$13,375	$20,717	$20,585	$16,402
12/31/2021	$14,914	$26,058	$26,494	$18,519
12/31/2022	$13,209	$20,995	$21,696	$15,668
12/31/2023	$14,482	$26,545	$27,399	$18,116
12/31/2024	$15,627	$32,941	$34,254	$20,424

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	7.91%	4.24%	4.57%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Delaware Wealth Builder Composite	12.74%	7.32%	7.40%

Key Fund Statistics

Total Net Assets	$123,708,612
# of Portfolio Holdings	507
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$804,878

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	47.3%
Corporate Bonds	15.1%
Agency Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	9.5%
Short-Term Investments	5.5%
Non-Agency Asset-Backed Securities	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.0%
Agency Collateralized Mortgage Obligations	0.6%
Preferred Stocks	0.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Wealth Builder Fund” to the “LVIP Macquarie Wealth Builder Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Macquarie Wealth Builder Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$74	0.71%

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying exposures was impacted by varied market conditions during 2024, most notably the dispersion of returns between growth and value styles and the rising interest rate environment.

  During 2024, equity allocations to growth-oriented equities generally contributed positively to performance.

  Conversely, equity allocations to U.S. REITs, U.S. Value, and international, while also contributing to absolute performance, underperformed the equity index within the composite benchmark for the year, hence detracted from relative performance.

  Despite the rising yield environment, the fixed income allocation within the Fund contributed positively to overall Fund returns in 2024. Allocations to investment grade corporates and agency mortgage-backed securities outperformed the fixed income index component of the Fund's composite benchmark and contributed positively to performance, however, Treasuries detracted from returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	LVIP Delaware Wealth Builder Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,867	$10,069	$10,138	$10,112
12/31/2016	$10,421	$11,321	$11,351	$10,848
12/31/2017	$11,702	$13,753	$13,829	$12,196
12/31/2018	$11,091	$13,058	$13,223	$11,975
12/31/2019	$12,855	$17,135	$17,386	$14,349
12/31/2020	$13,577	$20,717	$20,585	$16,402
12/31/2021	$15,177	$26,058	$26,494	$18,519
12/31/2022	$13,476	$20,995	$21,696	$15,668
12/31/2023	$14,811	$26,545	$27,399	$18,116
12/31/2024	$16,023	$32,941	$34,254	$20,424

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.18%	4.50%	4.83%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Delaware Wealth Builder Composite	12.74%	7.32%	7.40%

Key Fund Statistics

Total Net Assets	$123,708,612
# of Portfolio Holdings	507
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$804,878

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	47.3%
Corporate Bonds	15.1%
Agency Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	9.5%
Short-Term Investments	5.5%
Non-Agency Asset-Backed Securities	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.0%
Agency Collateralized Mortgage Obligations	0.6%
Preferred Stocks	0.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective May 1, 2024, the Fund’s name changed from the “LVIP Delaware Wealth Builder Fund” to the “LVIP Macquarie Wealth Builder Fund.”

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.44%

How did the Fund perform last year and what affected its performance?

The LVIP Multi-Manager International Equity Managed Volatility Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  During the calendar year 2024, the equity sleeve benefitted from positive security selection within the Industrials and information technology sectors.

  Additionally, a modest out-of-benchmark allocation to U.S. stocks was additive to relative returns as U.S. outperformed its international developed counterparts during the year.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,987	$9,818	$9,919
12/31/2016	$9,832	$10,096	$10,018
12/31/2017	$12,645	$12,611	$12,526
12/31/2018	$11,577	$10,797	$10,798
12/31/2019	$14,594	$13,252	$13,176
12/31/2020	$14,921	$14,370	$14,205
12/31/2021	$16,733	$16,121	$15,805
12/31/2022	$13,977	$13,660	$13,521
12/31/2023	$15,877	$16,017	$15,987
12/31/2024	$17,105	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	7.73%	3.23%	5.51%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Key Fund Statistics

Total Net Assets	$588,817,493
# of Portfolio Holdings	13
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$1,131,660

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective November 18, 2024, the Fund changed its name from the "LVIP MFS International Equity Managed Volatility Fund" to the "LVIP Multi-Manager International Equity Managed Volatility Fund."

In addition, the principal investment strategies of the Fund were amended to reflect that the Fund operates under a "fund of funds" structure, with the Underlying Funds currently including the LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund's assets not subject to the managed volatility overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund's assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund's assets not subject to the overlay).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager International Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.19%

How did the Fund perform last year and what affected its performance?

The LVIP Multi-Manager International Equity Managed Volatility Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  During the calendar year 2024, the equity sleeve benefitted from positive security selection within the Industrials and information technology sectors.

  Additionally, a modest out-of-benchmark allocation to U.S. stocks was additive to relative returns as U.S. outperformed its international developed counterparts during the year.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,013	$9,818	$9,919
12/31/2016	$9,881	$10,096	$10,018
12/31/2017	$12,740	$12,611	$12,526
12/31/2018	$11,693	$10,797	$10,798
12/31/2019	$14,777	$13,252	$13,176
12/31/2020	$15,147	$14,370	$14,205
12/31/2021	$17,027	$16,121	$15,805
12/31/2022	$14,259	$13,660	$13,521
12/31/2023	$16,239	$16,017	$15,987
12/31/2024	$17,538	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.00%	3.49%	5.78%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Key Fund Statistics

Total Net Assets	$588,817,493
# of Portfolio Holdings	13
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$1,131,660

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2024. For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265).

Effective November 18, 2024, the Fund changed its name from the "LVIP MFS International Equity Managed Volatility Fund" to the "LVIP Multi-Manager International Equity Managed Volatility Fund."

In addition, the principal investment strategies of the Fund were amended to reflect that the Fund operates under a "fund of funds" structure, with the Underlying Funds currently including the LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund's assets not subject to the managed volatility overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund's assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund's assets not subject to the overlay).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.04%

How did the Fund perform last year and what affected its performance?

On aggregate, position weightings (i.e., security selection) relative to the MSCI EAFE Growth Index contributed to relative returns. During the reporting period, the Fund's relative currency exposure, resulting primarily from differences between the Fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance.

Contributors to Performance

  On aggregate, sector allocation detracted from relative returns. Contributors - Security selection in the industrials, information technology and materials sectors contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Overweight positions in Hitachi and SAP and holding Taiwan Semiconductor.

Detractors from Performance

  A combination of security selection and an overweight allocation to the consumer staples sector detracted from relative returns.

  Stock selection in the financials sector also detracted from relative results.

  Individual holdings: Overweight positions in Heineken and Pernod Ricard and not owning Recruit.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,105	$9,818	$10,409
12/31/2016	$10,246	$10,096	$10,092
12/31/2017	$13,477	$12,611	$13,005
12/31/2018	$12,337	$10,797	$11,336
12/31/2019	$15,698	$13,252	$14,499
12/31/2020	$17,935	$14,370	$17,152
12/31/2021	$19,902	$16,121	$19,082
12/31/2022	$17,017	$13,660	$14,703
12/31/2023	$19,470	$16,017	$17,288
12/31/2024	$20,995	$16,717	$17,641

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	7.83%	5.99%	7.70%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Growth Index (net dividends)	2.05%	4.00%	5.84%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,378,840,590
# of Portfolio Holdings	86
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$10,384,233

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.4%
Short-Term Investments	2.3%
Money Market Fund	0.0%
Other	0.3%

Top 5 Industries (Equity)

Chemicals	8.2%
Hotels, Restaurants & Leisure	8.2%
Software	7.9%
Pharmaceuticals	6.5%
Beverages	5.1%

Top 5 Countries (Equity)

France	16.7%
Germany	11.7%
Japan	11.0%
Switzerland	8.4%
Canada	8.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$82	0.79%

How did the Fund perform last year and what affected its performance?

On aggregate, position weightings (i.e., security selection) relative to the MSCI EAFE Growth Index contributed to relative returns. During the reporting period, the Fund's relative currency exposure, resulting primarily from differences between the Fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance.

Contributors to Performance

  On aggregate, sector allocation detracted from relative returns. Contributors - Security selection in the industrials, information technology and materials sectors contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Overweight positions in Hitachi and SAP and holding Taiwan Semiconductor.

Detractors from Performance

  A combination of security selection and an overweight allocation to the consumer staples sector detracted from relative returns.

  Stock selection in the financials sector also detracted from relative results.

  Individual holdings: Overweight positions in Heineken and Pernod Ricard and not owning Recruit.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,129	$9,818	$10,409
12/31/2016	$10,298	$10,096	$10,092
12/31/2017	$13,578	$12,611	$13,005
12/31/2018	$12,460	$10,797	$11,336
12/31/2019	$15,894	$13,252	$14,499
12/31/2020	$18,205	$14,370	$17,152
12/31/2021	$20,251	$16,121	$19,082
12/31/2022	$17,358	$13,660	$14,703
12/31/2023	$19,912	$16,017	$17,288
12/31/2024	$21,525	$16,717	$17,641

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.10%	6.25%	7.97%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Growth Index (net dividends)	2.05%	4.00%	5.84%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,378,840,590
# of Portfolio Holdings	86
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$10,384,233

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.4%
Short-Term Investments	2.3%
Money Market Fund	0.0%
Other	0.3%

Top 5 Industries (Equity)

Chemicals	8.2%
Hotels, Restaurants & Leisure	8.2%
Software	7.9%
Pharmaceuticals	6.5%
Beverages	5.1%

Top 5 Countries (Equity)

France	16.7%
Germany	11.7%
Japan	11.0%
Switzerland	8.4%
Canada	8.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%

How did the Fund perform last year and what affected its performance?

For the twelve months ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index.

Factors Affecting Performance

  In aggregate, position weightings (i.e., security selection) weighed on performance relative to the Russell 1000® Value Index.

  In aggregate, sector allocation contributed to relative performance.

Detractors from Performance

  Security selection within both the consumer staples and industrials sectors detracted from relative returns.

  Individual holdings: Not owning shares of WalMart Stores, holding of Nestles & an overweight position in Cigna Group.

Contributors to Performance

  A combination of strong security selection and an overweight position in the financials sector contributed to relative returns.

  Individual holdings: Overweight positions in Progressive and American Express and not owning Intel.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,921	$10,069	$9,617
12/31/2016	$11,288	$11,321	$11,285
12/31/2017	$13,244	$13,753	$12,827
12/31/2018	$11,891	$13,058	$11,767
12/31/2019	$15,400	$17,135	$14,890
12/31/2020	$15,924	$20,717	$15,306
12/31/2021	$19,929	$26,058	$19,157
12/31/2022	$18,672	$20,995	$17,713
12/31/2023	$20,127	$26,545	$19,743
12/31/2024	$22,455	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	11.57%	7.83%	8.43%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$2,040,728,487
# of Portfolio Holdings	72
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,616,217

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.8%
Agency Obligations	1.2%
Money Market Fund	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	12.2%
Banks	8.0%
Aerospace & Defense	7.4%
Electric Utilities	7.3%
Capital Markets	6.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.61%

How did the Fund perform last year and what affected its performance?

For the twelve months ended December 31, 2024, the Fund underperformed the Russell 1000® Value Index.

Factors Affecting Performance

  In aggregate, position weightings (i.e., security selection) weighed on performance relative to the Russell 1000® Value Index.

  In aggregate, sector allocation contributed to relative performance.

Detractors from Performance

  Security selection within both the consumer staples and industrials sectors detracted from relative returns.

  Individual holdings: Not owning shares of WalMart Stores, holding of Nestles & an overweight position in Cigna Group.

Contributors to Performance

  A combination of strong security selection and an overweight position in the financials sector contributed to relative returns.

  Individual holdings: Overweight positions in Progressive and American Express and not owning Intel.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,946	$10,069	$9,617
12/31/2016	$11,344	$11,321	$11,285
12/31/2017	$13,344	$13,753	$12,827
12/31/2018	$12,011	$13,058	$11,767
12/31/2019	$15,595	$17,135	$14,890
12/31/2020	$16,165	$20,717	$15,306
12/31/2021	$20,282	$26,058	$19,157
12/31/2022	$19,050	$20,995	$17,713
12/31/2023	$20,587	$26,545	$19,743
12/31/2024	$23,025	$32,941	$22,580

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.84%	8.10%	8.70%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 1000® Value Index	14.37%	8.68%	8.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$2,040,728,487
# of Portfolio Holdings	72
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,616,217

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.8%
Agency Obligations	1.2%
Money Market Fund	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	12.2%
Banks	8.0%
Aerospace & Defense	7.4%
Electric Utilities	7.3%
Capital Markets	6.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.91%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the 50% hedged benchmark in 2024. Fixed income and currency markets were struck by intense volatility in the final quarter of 2024. Bond yields rose significantly across developed markets and currencies fell sharply against the U.S. dollar.

  Currency was the principal drag on performance, with the underweight to the U.S. dollar and overweight to select international currencies, particularly the Japanese yen, detracting.

  The U.S. dollar is extremely overvalued according to the sub-adviser's currency valuations, and the Fund is therefore underweight. Its sharp appreciation in the final quarter of 2024 was a painful drag on performance but only adds to the sub-adviser's conviction of dollar overvaluation.

  The underweight to the euro and overweight to the Malaysian ringgit were beneficial to performance over the year.

  The overweight to the New Zealand bond market was also positive.

  The modest overweight to duration at the portfolio level detracted from performance, particularly the long US bond position.

  The off-benchmark position in euro-denominated credit was a modest positive.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,773	$9,687	$9,643
12/31/2016	$9,798	$9,894	$9,797
12/31/2017	$10,267	$10,589	$10,531
12/31/2018	$10,437	$10,475	$10,442
12/31/2019	$11,112	$11,166	$11,058
12/31/2020	$11,837	$12,187	$12,176
12/31/2021	$11,206	$11,489	$11,327
12/31/2022	$9,486	$9,491	$9,258
12/31/2023	$9,843	$9,982	$9,738
12/31/2024	$9,312	$9,796	$9,459

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	(5.40%)	(3.47%)	(0.71%)
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$426,144,280
# of Portfolio Holdings	125
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$2,444,374

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Sovereign Bonds	53.4%
U.S. Treasury Obligations	36.4%
Supranational Banks	4.0%
Corporate Bonds	2.8%
Money Market Fund	2.0%
Other	1.4%

Top 5 Countries (Fixed Income)

United States	36.4%
United Kingdom	6.9%
Japan	6.4%
New Zealand	5.8%
Italy	4.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	37.7%
AAA	23.7%
AA	14.4%
A	7.4%
BBB	8.3%
Not Rated	8.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.66%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the 50% hedged benchmark in 2024. Fixed income and currency markets were struck by intense volatility in the final quarter of 2024. Bond yields rose significantly across developed markets and currencies fell sharply against the U.S. dollar.

  Currency was the principal drag on performance, with the underweight to the U.S. dollar and overweight to select international currencies, particularly the Japanese yen, detracting.

  The U.S. dollar is extremely overvalued according to the sub-adviser's currency valuations, and the Fund is therefore underweight. Its sharp appreciation in the final quarter of 2024 was a painful drag on performance but only adds to the sub-adviser's conviction of dollar overvaluation.

  The underweight to the euro and overweight to the Malaysian ringgit were beneficial to performance over the year.

  The overweight to the New Zealand bond market was also positive.

  The modest overweight to duration at the portfolio level detracted from performance, particularly the long US bond position.

  The off-benchmark position in euro-denominated credit was a modest positive.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,798	$9,687	$9,643
12/31/2016	$9,848	$9,894	$9,797
12/31/2017	$10,344	$10,589	$10,531
12/31/2018	$10,541	$10,475	$10,442
12/31/2019	$11,251	$11,166	$11,058
12/31/2020	$12,014	$12,187	$12,176
12/31/2021	$11,403	$11,489	$11,327
12/31/2022	$9,678	$9,491	$9,258
12/31/2023	$10,067	$9,982	$9,738
12/31/2024	$9,548	$9,796	$9,459

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	(5.15%)	(3.23%)	(0.46%)
Morningstar Global Core Bond Index	(1.86%)	(2.58%)	(0.21%)
FTSE World Government Bond Index	(2.87%)	(3.08%)	(0.55%)

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$426,144,280
# of Portfolio Holdings	125
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$2,444,374

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Sovereign Bonds	53.4%
U.S. Treasury Obligations	36.4%
Supranational Banks	4.0%
Corporate Bonds	2.8%
Money Market Fund	2.0%
Other	1.4%

Top 5 Countries (Fixed Income)

United States	36.4%
United Kingdom	6.9%
Japan	6.4%
New Zealand	5.8%
Italy	4.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	37.7%
AAA	23.7%
AA	14.4%
A	7.4%
BBB	8.3%
Not Rated	8.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.99%

How did the Fund perform last year and what affected its performance?

Equity markets rallied in 2024 on prospects of a soft landing for the global economy as inflation eased. However, weaker international currencies detracted from U.S, dollar returns as a Republican election sweep drove broad-based gains for the U.S. dollar. The Fund outperformed the MSCI EAFE Index in 2024.

  The overweight position in Singapore, exposure to Taiwan, and lack of exposure to Denmark added to relative returns. In Singapore, United Overseas Bank was strong on encouraging prospects for additional shareholder returns after their core equity tier 1 capital was revised sharply upwards following the incorporation of new Basel IV requirements.

  Strong stock selection in the consumer staples sector also added to relative returns as Imperial Brands, the UK tobacco company, delivered strong results driven by continued market share gains and attractive cash returns to shareholders.

  This was partially offset by stock selection in France where Kering, the French luxury goods company, is undergoing a brand transformation at its largest design house, Gucci. The broader luxury goods segment underperformed on Chinese consumer weakness.

  The underweight position in the strong financials sector and stock selection in industrials detracted from relative returns.

  The positive impact from the overweight positions in the relatively strong British pound and pegged Hong Kong dollar more than offset the overweight in the weak Japanese yen.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,597	$9,818	$9,919
12/31/2016	$9,957	$10,096	$10,018
12/31/2017	$12,052	$12,611	$12,526
12/31/2018	$10,641	$10,797	$10,798
12/31/2019	$12,552	$13,252	$13,176
12/31/2020	$11,898	$14,370	$14,205
12/31/2021	$13,205	$16,121	$15,805
12/31/2022	$11,756	$13,660	$13,521
12/31/2023	$14,085	$16,017	$15,987
12/31/2024	$14,709	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	4.43%	3.22%	3.93%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$1,076,381,598
# of Portfolio Holdings	53
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$7,339,026

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.2%
Other	0.5%

Top 5 Industries (Equity)

Banks	10.2%
Pharmaceuticals	7.9%
Electric Utilities	6.0%
Industrial Conglomerates	5.1%
Food Products	5.1%

Top 5 Countries (Equity)

Japan	25.4%
United Kingdom	22.7%
France	10.4%
Germany	9.6%
Italy	6.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%

How did the Fund perform last year and what affected its performance?

Equity markets rallied in 2024 on prospects of a soft landing for the global economy as inflation eased. However, weaker international currencies detracted from U.S, dollar returns as a Republican election sweep drove broad-based gains for the U.S. dollar. The Fund outperformed the MSCI EAFE Index in 2024.

  The overweight position in Singapore, exposure to Taiwan, and lack of exposure to Denmark added to relative returns. In Singapore, United Overseas Bank was strong on encouraging prospects for additional shareholder returns after their core equity tier 1 capital was revised sharply upwards following the incorporation of new Basel IV requirements.

  Strong stock selection in the consumer staples sector also added to relative returns as Imperial Brands, the UK tobacco company, delivered strong results driven by continued market share gains and attractive cash returns to shareholders.

  This was partially offset by stock selection in France where Kering, the French luxury goods company, is undergoing a brand transformation at its largest design house, Gucci. The broader luxury goods segment underperformed on Chinese consumer weakness.

  The underweight position in the strong financials sector and stock selection in industrials detracted from relative returns.

  The positive impact from the overweight positions in the relatively strong British pound and pegged Hong Kong dollar more than offset the overweight in the weak Japanese yen.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,621	$9,818	$9,919
12/31/2016	$10,007	$10,096	$10,018
12/31/2017	$12,142	$12,611	$12,526
12/31/2018	$10,749	$10,797	$10,798
12/31/2019	$12,710	$13,252	$13,176
12/31/2020	$12,078	$14,370	$14,205
12/31/2021	$13,439	$16,121	$15,805
12/31/2022	$11,993	$13,660	$13,521
12/31/2023	$14,405	$16,017	$15,987
12/31/2024	$15,082	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	4.70%	3.48%	4.19%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$1,076,381,598
# of Portfolio Holdings	53
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$7,339,026

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Fund	0.2%
Other	0.5%

Top 5 Industries (Equity)

Banks	10.2%
Pharmaceuticals	7.9%
Electric Utilities	6.0%
Industrial Conglomerates	5.1%
Food Products	5.1%

Top 5 Countries (Equity)

Japan	25.4%
United Kingdom	22.7%
France	10.4%
Germany	9.6%
Italy	6.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.56%

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2024, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,290	$10,069	$10,138	$9,944
12/31/2016	$9,804	$11,321	$11,351	$10,876
12/31/2017	$11,783	$13,753	$13,829	$13,399
12/31/2018	$10,775	$13,058	$13,223	$12,326
12/31/2019	$12,861	$17,135	$17,386	$15,734
12/31/2020	$14,799	$20,717	$20,585	$18,195
12/31/2021	$17,091	$26,058	$26,494	$21,993
12/31/2022	$13,978	$20,995	$21,696	$18,198
12/31/2023	$17,554	$26,545	$27,399	$22,282
12/31/2024	$20,439	$32,941	$34,254	$26,079

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	16.44%	9.71%	7.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Multi-Manager Global Equity Composite	17.04%	10.64%	10.06%

Key Fund Statistics

Total Net Assets	$95,597,663
# of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$193,343

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	37.4%
Money Market Funds	4.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2024, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,323	$10,069	$10,138	$9,944
12/31/2016	$9,873	$11,321	$11,351	$10,876
12/31/2017	$11,908	$13,753	$13,829	$13,399
12/31/2018	$10,929	$13,058	$13,223	$12,326
12/31/2019	$13,089	$17,135	$17,386	$15,734
12/31/2020	$15,114	$20,717	$20,585	$18,195
12/31/2021	$17,517	$26,058	$26,494	$21,993
12/31/2022	$14,376	$20,995	$21,696	$18,198
12/31/2023	$18,116	$26,545	$27,399	$22,282
12/31/2024	$21,167	$32,941	$34,254	$26,079

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	16.84%	10.09%	7.79%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
LVIP Multi-Manager Global Equity Composite	17.04%	10.64%	10.06%

Key Fund Statistics

Total Net Assets	$95,597,663
# of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$193,343

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	37.4%
Money Market Funds	4.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$92	0.90%

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions delayed the U.S. Federal Reserve’s (Fed) first rate cut to September, with subsequent cuts in November and December. Bonds delivered positive returns despite a reset higher in yields.

  Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high-quality ABS, CMBS, and CLOs served as attractive, diversifying sources of yield.

  Investment grade corporate credit contributed to performance as spreads tightened.

  Within rates, U.S. curve positioning contributed to performance while exposure to duration in UK detracted.

  Within currency strategies, an overweight to the U.S. dollar contributed to performance but was offset by exposure to the Japanese Yen. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,131	$10,062	$9,999
12/31/2016	$10,372	$10,318	$10,143
12/31/2017	$10,520	$10,668	$10,186
12/31/2018	$10,615	$10,682	$10,347
12/31/2019	$10,945	$11,606	$10,715
12/31/2020	$11,364	$12,476	$11,047
12/31/2021	$11,263	$12,275	$10,986
12/31/2022	$10,687	$10,680	$10,585
12/31/2023	$11,180	$11,248	$11,035
12/31/2024	$11,724	$11,401	$11,486

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	4.87%	1.38%	1.60%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE Bank of America 1-3 Yr US Treasury Index	4.08%	1.40%	1.40%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$882,427,751
# of Portfolio Holdings	362
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,816,949

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	40.1%
Non-Agency Asset-Backed Securities	26.3%
Agency Mortgage-Backed Securities	11.7%
Agency Collateralized Mortgage Obligations	8.7%
Sovereign Bonds	6.3%
Non-Agency Commercial Mortgage-Backed Securities	4.8%
U.S. Treasury Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Short-Term Investments	2.0%
Municipal Bonds	1.7%
Other	(9.3%)

Top 5 Industries (Fixed Income)

Banks	18.5%
Auto Manufacturers	2.8%
Diversified Financial Services	2.7%
Electric	2.6%
Insurance	2.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	15.4%
AAA	33.4%
AA	4.3%
A	19.5%
BBB	13.7%
BB	1.5%
Not Rated	12.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$75	0.73%

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions delayed the U.S. Federal Reserve’s (Fed) first rate cut to September, with subsequent cuts in November and December. Bonds delivered positive returns despite a reset higher in yields.

  Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high-quality ABS, CMBS, and CLOs served as attractive, diversifying sources of yield.

  Investment grade corporate credit contributed to performance as spreads tightened.

  Within rates, U.S. curve positioning contributed to performance while exposure to duration in UK detracted.

  Within currency strategies, an overweight to the U.S. dollar contributed to performance but was offset by exposure to the Japanese Yen. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,157	$10,062	$9,999
12/31/2016	$10,423	$10,318	$10,143
12/31/2017	$10,599	$10,668	$10,186
12/31/2018	$10,721	$10,682	$10,347
12/31/2019	$11,082	$11,606	$10,715
12/31/2020	$11,536	$12,476	$11,047
12/31/2021	$11,462	$12,275	$10,986
12/31/2022	$10,903	$10,680	$10,585
12/31/2023	$11,434	$11,248	$11,035
12/31/2024	$12,020	$11,401	$11,486

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	5.13%	1.64%	1.86%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
ICE Bank of America 1-3 Yr US Treasury Index	4.08%	1.40%	1.40%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$882,427,751
# of Portfolio Holdings	362
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$3,816,949

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	40.1%
Non-Agency Asset-Backed Securities	26.3%
Agency Mortgage-Backed Securities	11.7%
Agency Collateralized Mortgage Obligations	8.7%
Sovereign Bonds	6.3%
Non-Agency Commercial Mortgage-Backed Securities	4.8%
U.S. Treasury Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Short-Term Investments	2.0%
Municipal Bonds	1.7%
Other	(9.3%)

Top 5 Industries (Fixed Income)

Banks	18.5%
Auto Manufacturers	2.8%
Diversified Financial Services	2.7%
Electric	2.6%
Insurance	2.5%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	15.4%
AAA	33.4%
AA	4.3%
A	19.5%
BBB	13.7%
BB	1.5%
Not Rated	12.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.45%

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Conservative Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,881	$10,062	$10,055	$9,967
12/31/2016	$10,350	$10,318	$10,321	$10,512
12/31/2017	$11,430	$10,668	$10,687	$11,692
12/31/2018	$10,907	$10,682	$10,688	$11,256
12/31/2019	$12,493	$11,606	$11,620	$13,006
12/31/2020	$13,981	$12,476	$12,492	$14,602
12/31/2021	$14,834	$12,275	$12,299	$15,607
12/31/2022	$12,614	$10,680	$10,699	$13,397
12/31/2023	$13,933	$11,248	$11,291	$14,901
12/31/2024	$14,726	$11,401	$11,432	$15,854

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	5.69%	3.34%	3.95%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Index Allocation Composite	6.39%	4.04%	4.72%

Key Fund Statistics

Total Net Assets	$143,036,129
# of Portfolio Holdings	8
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$213,919

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.20%

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Conservative Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,906	$10,062	$10,055	$9,967
12/31/2016	$10,401	$10,318	$10,321	$10,512
12/31/2017	$11,516	$10,668	$10,687	$11,692
12/31/2018	$11,016	$10,682	$10,688	$11,256
12/31/2019	$12,650	$11,606	$11,620	$13,006
12/31/2020	$14,191	$12,476	$12,492	$14,602
12/31/2021	$15,096	$12,275	$12,299	$15,607
12/31/2022	$12,869	$10,680	$10,699	$13,397
12/31/2023	$14,251	$11,248	$11,291	$14,901
12/31/2024	$15,097	$11,401	$11,432	$15,854

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	5.94%	3.60%	4.21%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Index Allocation Composite	6.39%	4.04%	4.72%

Key Fund Statistics

Total Net Assets	$143,036,129
# of Portfolio Holdings	8
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$213,919

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderate Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s prospectus composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,829	$10,062	$10,055	$9,915
12/31/2016	$10,455	$10,318	$10,321	$10,618
12/31/2017	$11,947	$10,668	$10,687	$12,217
12/31/2018	$11,170	$10,682	$10,688	$11,522
12/31/2019	$13,173	$11,606	$11,620	$13,710
12/31/2020	$14,958	$12,476	$12,492	$15,610
12/31/2021	$16,472	$12,275	$12,299	$17,304
12/31/2022	$13,899	$10,680	$10,699	$14,728
12/31/2023	$15,744	$11,248	$11,291	$16,803
12/31/2024	$17,020	$11,401	$11,432	$18,299

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	8.10%	5.26%	5.46%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Index Allocation Composite	8.91%	5.94%	6.23%

Key Fund Statistics

Total Net Assets	$623,116,386
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$929,793

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderate Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s prospectus composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,852	$10,062	$10,055	$9,915
12/31/2016	$10,507	$10,318	$10,321	$10,618
12/31/2017	$12,036	$10,668	$10,687	$12,217
12/31/2018	$11,281	$10,682	$10,688	$11,522
12/31/2019	$13,339	$11,606	$11,620	$13,710
12/31/2020	$15,184	$12,476	$12,492	$15,610
12/31/2021	$16,762	$12,275	$12,299	$17,304
12/31/2022	$14,178	$10,680	$10,699	$14,728
12/31/2023	$16,102	$11,248	$11,291	$16,803
12/31/2024	$17,450	$11,401	$11,432	$18,299

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.37%	5.52%	5.73%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Moderate Index Allocation Composite	8.91%	5.94%	6.23%

Key Fund Statistics

Total Net Assets	$623,116,386
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$929,793

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderately Aggressive Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,772	$10,069	$10,138	$9,852
12/31/2016	$10,466	$11,321	$11,351	$10,625
12/31/2017	$12,211	$13,753	$13,829	$12,481
12/31/2018	$11,276	$13,058	$13,223	$11,632
12/31/2019	$13,467	$17,135	$17,386	$14,015
12/31/2020	$15,352	$20,717	$20,585	$16,034
12/31/2021	$17,054	$26,058	$26,494	$17,912
12/31/2022	$14,310	$20,995	$21,696	$15,145
12/31/2023	$16,390	$26,545	$27,399	$17,454
12/31/2024	$17,865	$32,941	$34,254	$19,183

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	9.00%	5.81%	5.97%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Moderately Aggressive Index Allocation Composite	9.90%	6.48%	6.73%

Key Fund Statistics

Total Net Assets	$608,233,329
# of Portfolio Holdings	8
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$891,859

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.1%
Fixed Income Funds	29.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

How did the Fund perform last year and what affected its performance?

The LVIP SSGA Moderately Aggressive Index Allocation Fund operates in a fund of funds structure, investing all its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,796	$10,069	$10,138	$9,852
12/31/2016	$10,518	$11,321	$11,351	$10,625
12/31/2017	$12,303	$13,753	$13,829	$12,481
12/31/2018	$11,390	$13,058	$13,223	$11,632
12/31/2019	$13,637	$17,135	$17,386	$14,015
12/31/2020	$15,584	$20,717	$20,585	$16,034
12/31/2021	$17,355	$26,058	$26,494	$17,912
12/31/2022	$14,599	$20,995	$21,696	$15,145
12/31/2023	$16,763	$26,545	$27,399	$17,454
12/31/2024	$18,317	$32,941	$34,254	$19,183

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	9.26%	6.08%	6.24%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Moderately Aggressive Index Allocation Composite	9.90%	6.48%	6.73%

Key Fund Statistics

Total Net Assets	$608,233,329
# of Portfolio Holdings	8
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$891,859

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.1%
Fixed Income Funds	29.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.50%

How did the Fund perform last year and what affected its performance?

The LVIP Structured Conservative Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,790	$10,062	$10,055	$9,967
12/31/2016	$10,433	$10,318	$10,321	$10,512
12/31/2017	$11,417	$10,668	$10,687	$11,692
12/31/2018	$10,817	$10,682	$10,688	$11,256
12/31/2019	$12,262	$11,606	$11,620	$13,006
12/31/2020	$13,414	$12,476	$12,492	$14,602
12/31/2021	$14,376	$12,275	$12,299	$15,607
12/31/2022	$12,433	$10,680	$10,699	$13,397
12/31/2023	$13,675	$11,248	$11,291	$14,901
12/31/2024	$14,522	$11,401	$11,432	$15,854

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	6.20%	3.44%	3.80%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Conservative Allocation Composite	6.39%	4.04%	4.72%

Key Fund Statistics

Total Net Assets	$134,987,177
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$209,881

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

How did the Fund perform last year and what affected its performance?

The LVIP Structured Conservative Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,814	$10,062	$10,055	$9,967
12/31/2016	$10,485	$10,318	$10,321	$10,512
12/31/2017	$11,502	$10,668	$10,687	$11,692
12/31/2018	$10,926	$10,682	$10,688	$11,256
12/31/2019	$12,416	$11,606	$11,620	$13,006
12/31/2020	$13,618	$12,476	$12,492	$14,602
12/31/2021	$14,629	$12,275	$12,299	$15,607
12/31/2022	$12,684	$10,680	$10,699	$13,397
12/31/2023	$13,986	$11,248	$11,291	$14,901
12/31/2024	$14,889	$11,401	$11,432	$15,854

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	6.46%	3.70%	4.06%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Conservative Allocation Composite	6.39%	4.04%	4.72%

Key Fund Statistics

Total Net Assets	$134,987,177
# of Portfolio Holdings	7
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$209,881

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	60.0%
Equity Funds	22.0%
International Equity Funds	18.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderate Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,706	$10,062	$10,055	$9,915
12/31/2016	$10,580	$10,318	$10,321	$10,618
12/31/2017	$11,940	$10,668	$10,687	$12,217
12/31/2018	$11,062	$10,682	$10,688	$11,522
12/31/2019	$12,863	$11,606	$11,620	$13,710
12/31/2020	$14,096	$12,476	$12,492	$15,610
12/31/2021	$15,770	$12,275	$12,299	$17,304
12/31/2022	$13,660	$10,680	$10,699	$14,728
12/31/2023	$15,410	$11,248	$11,291	$16,803
12/31/2024	$16,819	$11,401	$11,432	$18,299

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	9.14%	5.51%	5.34%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Moderate Allocation Composite	8.91%	5.94%	6.23%

Key Fund Statistics

Total Net Assets	$688,422,666
# of Portfolio Holdings	6
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,060,018

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderate Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,731	$10,062	$10,055	$9,915
12/31/2016	$10,633	$10,318	$10,321	$10,618
12/31/2017	$12,031	$10,668	$10,687	$12,217
12/31/2018	$11,174	$10,682	$10,688	$11,522
12/31/2019	$13,025	$11,606	$11,620	$13,710
12/31/2020	$14,309	$12,476	$12,492	$15,610
12/31/2021	$16,048	$12,275	$12,299	$17,304
12/31/2022	$13,938	$10,680	$10,699	$14,728
12/31/2023	$15,762	$11,248	$11,291	$16,803
12/31/2024	$17,245	$11,401	$11,432	$18,299

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	9.41%	5.77%	5.60%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Structured Moderate Allocation Composite	8.91%	5.94%	6.23%

Key Fund Statistics

Total Net Assets	$688,422,666
# of Portfolio Holdings	6
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,060,018

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	34.0%
International Equity Funds	26.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.46%

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderately Aggressive Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,628	$10,069	$10,138	$9,852
12/31/2016	$10,609	$11,321	$11,351	$10,625
12/31/2017	$12,160	$13,753	$13,829	$12,481
12/31/2018	$11,135	$13,058	$13,223	$11,632
12/31/2019	$13,043	$17,135	$17,386	$14,015
12/31/2020	$14,218	$20,717	$20,585	$16,034
12/31/2021	$16,122	$26,058	$26,494	$17,912
12/31/2022	$13,970	$20,995	$21,696	$15,145
12/31/2023	$15,923	$26,545	$27,399	$17,454
12/31/2024	$17,548	$32,941	$34,254	$19,183

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	10.21%	6.11%	5.78%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Structured Moderately Aggressive Allocation Composite	9.90%	6.48%	6.73%

Key Fund Statistics

Total Net Assets	$454,459,909
# of Portfolio Holdings	7
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$696,006

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.0%
Fixed Income Funds	30.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.21%

How did the Fund perform last year and what affected its performance?

The LVIP Structured Moderately Aggressive Allocation Fund operates in a fund of funds structure, investing all its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2024, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year as the Fund’s large and small cap multi-factor allocations contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,652	$10,069	$10,138	$9,852
12/31/2016	$10,663	$11,321	$11,351	$10,625
12/31/2017	$12,252	$13,753	$13,829	$12,481
12/31/2018	$11,247	$13,058	$13,223	$11,632
12/31/2019	$13,207	$17,135	$17,386	$14,015
12/31/2020	$14,433	$20,717	$20,585	$16,034
12/31/2021	$16,407	$26,058	$26,494	$17,912
12/31/2022	$14,252	$20,995	$21,696	$15,145
12/31/2023	$16,287	$26,545	$27,399	$17,454
12/31/2024	$17,993	$32,941	$34,254	$19,183

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	10.48%	6.38%	6.05%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%
Structured Moderately Aggressive Allocation Composite	9.90%	6.48%	6.73%

Key Fund Statistics

Total Net Assets	$454,459,909
# of Portfolio Holdings	7
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$696,006

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.0%
Fixed Income Funds	30.0%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.62%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve (the Fed)'s rate cut decision and positive corporate sentiment. The Fed gained more confidence in combating inflation and believes to have averted a recession. The economy is in a good standing. As a result, the market continued to experience spread compression, supported by easing growth concerns and strong fundamentals.

  Security mis-weights resulting from the Fund's sampling process and differences in yield curve positioning contributed to performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,000	$9,999
12/31/2016	$10,204	$10,321
12/31/2017	$10,502	$10,687
12/31/2018	$10,441	$10,688
12/31/2019	$11,273	$11,620
12/31/2020	$12,088	$12,492
12/31/2021	$11,819	$12,299
12/31/2022	$10,204	$10,699
12/31/2023	$10,718	$11,291
12/31/2024	$10,804	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	0.80%	(0.85%)	0.78%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,607,105,894
# of Portfolio Holdings	5,695
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$7,101,252

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	44.0%
Agency Mortgage-Backed Securities	24.9%
Corporate Bonds	24.3%
Money Market Fund	2.4%
Supranational Banks	1.3%
Sovereign Bonds	1.2%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.7%
Municipal Bonds	0.4%
Other	(0.7%)

Top 5 Industries (Fixed Income)

Banks	5.3%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Real Estate Investment Trusts	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.1%
AAA	3.2%
AA	4.3%
A	11.2%
BBB	10.2%
Not Rated	0.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.37%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve (the Fed)'s rate cut decision and positive corporate sentiment. The Fed gained more confidence in combating inflation and believes to have averted a recession. The economy is in a good standing. As a result, the market continued to experience spread compression, supported by easing growth concerns and strong fundamentals.

  Security mis-weights resulting from the Fund's sampling process and differences in yield curve positioning contributed to performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,025	$9,999
12/31/2016	$10,254	$10,321
12/31/2017	$10,580	$10,687
12/31/2018	$10,546	$10,688
12/31/2019	$11,415	$11,620
12/31/2020	$12,269	$12,492
12/31/2021	$12,027	$12,299
12/31/2022	$10,410	$10,699
12/31/2023	$10,961	$11,291
12/31/2024	$11,077	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	1.05%	(0.60%)	1.03%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,607,105,894
# of Portfolio Holdings	5,695
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$7,101,252

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

U.S. Treasury Obligations	44.0%
Agency Mortgage-Backed Securities	24.9%
Corporate Bonds	24.3%
Money Market Fund	2.4%
Supranational Banks	1.3%
Sovereign Bonds	1.2%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.7%
Municipal Bonds	0.4%
Other	(0.7%)

Top 5 Industries (Fixed Income)

Banks	5.3%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Real Estate Investment Trusts	1.0%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.1%
AAA	3.2%
AA	4.3%
A	11.2%
BBB	10.2%
Not Rated	0.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$77	0.75%

How did the Fund perform last year and what affected its performance?

Emerging market stocks ended year 2024 with positive returns which was driven by tech stocks. The Fourth quarter of year 2024 is the only quarter in the year that had negative returns. Brazilian equities performed the worst, with the local currency weakening amid growing concerns over the country’s fiscal outlook. South Korea also faced losses due to political instability, as both the president and acting president were impeached in December.

  The Fund slightly underperformed the index for the year primarily due to negative Indian capital gain tax.

  The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,082	$9,999
12/31/2019	$11,842	$12,004
12/31/2020	$13,845	$14,201
12/31/2021	$13,355	$13,840
12/31/2022	$10,499	$11,059
12/31/2023	$11,398	$12,146
12/31/2024	$12,143	$13,058

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 11/1/2018
Service Class	6.54%	0.50%	3.20%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	4.42%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$271,253,524
# of Portfolio Holdings	1,241
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,048,263

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.0%
Money Market Fund	2.6%
Preferred Stocks	1.6%
Warrants	0.0%
Other	(0.2%)

Top 5 Industries (Equity)

Banks	17.0%
Semiconductors & Semiconductor Equipment	13.5%
Interactive Media & Services	5.6%
Technology Hardware, Storage & Peripherals	4.6%
Broadline Retail	4.5%

Top 5 Countries (Equity)

China	23.7%
Taiwan	19.6%
India	19.4%
Republic of Korea	8.9%
Saudi Arabia	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$52	0.50%

How did the Fund perform last year and what affected its performance?

Emerging market stocks ended year 2024 with positive returns which was driven by tech stocks. The Fourth quarter of year 2024 is the only quarter in the year that had negative returns. Brazilian equities performed the worst, with the local currency weakening amid growing concerns over the country’s fiscal outlook. South Korea also faced losses due to political instability, as both the president and acting president were impeached in December.

  The Fund slightly underperformed the index for the year primarily due to negative Indian capital gain tax.

  The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,086	$9,999
12/31/2019	$11,877	$12,004
12/31/2020	$13,920	$14,201
12/31/2021	$13,460	$13,840
12/31/2022	$10,608	$11,059
12/31/2023	$11,545	$12,146
12/31/2024	$12,331	$13,058

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 11/1/2018
Standard Class	6.80%	0.75%	3.46%
MSCI Emerging Markets Index (net dividends)	7.50%	1.70%	4.42%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$271,253,524
# of Portfolio Holdings	1,241
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,048,263

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.0%
Money Market Fund	2.6%
Preferred Stocks	1.6%
Warrants	0.0%
Other	(0.2%)

Top 5 Industries (Equity)

Banks	17.0%
Semiconductors & Semiconductor Equipment	13.5%
Interactive Media & Services	5.6%
Technology Hardware, Storage & Peripherals	4.6%
Broadline Retail	4.5%

Top 5 Countries (Equity)

China	23.7%
Taiwan	19.6%
India	19.4%
Republic of Korea	8.9%
Saudi Arabia	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.61%

How did the Fund perform last year and what affected its performance?

Fund performance was driven by numerous factors that influenced markets. The disinflation narrative was challenged early while strong economic data in the U.S. and geopolitical events took center stage frequently. Elsewhere, central banks began cutting rates, but investors frequently adjusted expectations which caused significant moves in bond markets.

  The Fund maintained an overweight to U.S. equities throughout 2024 that contributed positively to returns.

  Better economic health, a resolute November election outcome and impacts from the strong tech sector all proved to be signs/ indicators of U.S. exceptionalism and propelled U.S. equities higher.

  Gold was another conviction overweight in the Fund. The asset class has been supported by technical and fundamental factors in our quantitative framework, and finished up strongly with best annual return since 2010.

  Successive rate cuts by the U.S. Federal Reserve along with higher yield did not provide enough sentiment boost to U.S. small-cap companies and detracted from the Fund's performance in 2024.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,325	$10,062	$10,055	$9,914
12/31/2016	$9,825	$10,318	$10,321	$10,603
12/31/2017	$11,252	$10,668	$10,687	$12,204
12/31/2018	$10,307	$10,682	$10,688	$11,530
12/31/2019	$11,901	$11,606	$11,620	$13,728
12/31/2020	$12,704	$12,476	$12,492	$15,677
12/31/2021	$14,266	$12,275	$12,299	$17,329
12/31/2022	$12,191	$10,680	$10,699	$14,681
12/31/2023	$13,803	$11,248	$11,291	$16,779
12/31/2024	$15,142	$11,401	$11,432	$18,292

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	9.70%	4.94%	4.24%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Global Tactical Allocation Composite	9.01%	5.91%	6.22%

Key Fund Statistics

Total Net Assets	$614,501,049
# of Portfolio Holdings	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$1,943,238

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
Fixed Income Funds	31.4%
International Equity Funds	23.1%
Money Market Funds	7.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.36%

How did the Fund perform last year and what affected its performance?

Fund performance was driven by numerous factors that influenced markets. The disinflation narrative was challenged early while strong economic data in the U.S. and geopolitical events took center stage frequently. Elsewhere, central banks began cutting rates, but investors frequently adjusted expectations which caused significant moves in bond markets.

  The Fund maintained an overweight to U.S. equities throughout 2024 that contributed positively to returns.

  Better economic health, a resolute November election outcome and impacts from the strong tech sector all proved to be signs/ indicators of U.S. exceptionalism and propelled U.S. equities higher.

  Gold was another conviction overweight in the Fund. The asset class has been supported by technical and fundamental factors in our quantitative framework, and finished up strongly with best annual return since 2010.

  Successive rate cuts by the U.S. Federal Reserve along with higher yield did not provide enough sentiment boost to U.S. small-cap companies and detracted from the Fund's performance in 2024.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2014	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,348	$10,062	$10,055	$9,914
12/31/2016	$9,874	$10,318	$10,321	$10,603
12/31/2017	$11,336	$10,668	$10,687	$12,204
12/31/2018	$10,410	$10,682	$10,688	$11,530
12/31/2019	$12,049	$11,606	$11,620	$13,728
12/31/2020	$12,895	$12,476	$12,492	$15,677
12/31/2021	$14,517	$12,275	$12,299	$17,329
12/31/2022	$12,437	$10,680	$10,699	$14,681
12/31/2023	$14,117	$11,248	$11,291	$16,779
12/31/2024	$15,525	$11,401	$11,432	$18,292

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	9.97%	5.20%	4.50%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Global Tactical Allocation Composite	9.01%	5.91%	6.22%

Key Fund Statistics

Total Net Assets	$614,501,049
# of Portfolio Holdings	32
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$1,943,238

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
Fixed Income Funds	31.4%
International Equity Funds	23.1%
Money Market Funds	7.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.63%

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed. The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000
12/31/2015	$9,854	$9,919
12/31/2016	$9,926	$10,018
12/31/2017	$12,346	$12,526
12/31/2018	$10,628	$10,798
12/31/2019	$12,889	$13,176
12/31/2020	$13,866	$14,205
12/31/2021	$15,361	$15,805
12/31/2022	$13,129	$13,521
12/31/2023	$15,397	$15,987
12/31/2024	$15,853	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	2.97%	4.23%	4.72%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,327,021,374
# of Portfolio Holdings	730
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$6,646,027

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.8%
Money Market Fund	2.0%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.9%

Top 5 Industries (Equity)

Banks	11.5%
Pharmaceuticals	8.3%
Insurance	5.5%
Oil, Gas & Consumable Fuels	3.4%
Semiconductors & Semiconductor Equipment	3.3%

Top 5 Countries (Equity)

Japan	22.4%
United Kingdom	13.8%
France	10.5%
Switzerland	9.8%
Germany	8.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.38%

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed. The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000
12/31/2015	$9,878	$9,919
12/31/2016	$9,977	$10,018
12/31/2017	$12,440	$12,526
12/31/2018	$10,735	$10,798
12/31/2019	$13,052	$13,176
12/31/2020	$14,077	$14,205
12/31/2021	$15,633	$15,805
12/31/2022	$13,394	$13,521
12/31/2023	$15,748	$15,987
12/31/2024	$16,254	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	3.22%	4.49%	4.98%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,327,021,374
# of Portfolio Holdings	730
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$6,646,027

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.8%
Money Market Fund	2.0%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.9%

Top 5 Industries (Equity)

Banks	11.5%
Pharmaceuticals	8.3%
Insurance	5.5%
Oil, Gas & Consumable Fuels	3.4%
Semiconductors & Semiconductor Equipment	3.3%

Top 5 Countries (Equity)

Japan	22.4%
United Kingdom	13.8%
France	10.5%
Switzerland	9.8%
Germany	8.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.50%

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed.

The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,625	$9,818	$9,919
12/31/2016	$9,258	$10,096	$10,018
12/31/2017	$11,476	$12,611	$12,526
12/31/2018	$10,051	$10,797	$10,798
12/31/2019	$11,908	$13,252	$13,176
12/31/2020	$11,763	$14,370	$14,205
12/31/2021	$12,997	$16,121	$15,805
12/31/2022	$10,783	$13,660	$13,521
12/31/2023	$12,633	$16,017	$15,987
12/31/2024	$12,951	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	2.52%	1.69%	2.62%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Key Fund Statistics

Total Net Assets	$282,414,419
# of Portfolio Holdings	10
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$675,027

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.4%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.25%

How did the Fund perform last year and what affected its performance?

Equities witnessed a very strong start to the year as the 'everything rally' that began in October 2023 continued in early 2024. Second quarter 2024 saw favorable performance from risk assets, driven by solid earnings, resilient economy, and favorable inflation data. The global economy showed signs of resilience in the third quarter of 2024, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand in September, the rate of expansion slowed.

The fourth quarter posted three months of negative returns. Inflation ticked higher in major developed economies, sitting above central bank targets, while unemployment rate remained at or near historical lows.

  The top performing sectors were: Financials, Communication Services, and Industrials.

  The bottom three sectors were: Energy, Information Technology and Consumer Discretionary.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a slightly negative impact on relative performance in 2024 due to the volatility spike and V-shaped market in the summer.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,650	$9,818	$9,919
12/31/2016	$9,302	$10,096	$10,018
12/31/2017	$11,560	$12,611	$12,526
12/31/2018	$10,149	$10,797	$10,798
12/31/2019	$12,056	$13,252	$13,176
12/31/2020	$11,938	$14,370	$14,205
12/31/2021	$13,223	$16,121	$15,805
12/31/2022	$10,998	$13,660	$13,521
12/31/2023	$12,916	$16,017	$15,987
12/31/2024	$13,275	$16,717	$16,598

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	2.78%	1.95%	2.87%
Morningstar Developed Markets ex-US Index	4.38%	4.76%	5.27%
MSCI EAFE Index (net dividends)	3.82%	4.73%	5.20%

Key Fund Statistics

Total Net Assets	$282,414,419
# of Portfolio Holdings	10
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$675,027

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.4%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.50%

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the benchmark, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2024, the Fund’s index allocation tracked the prospectus benchmark closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,461	$10,069	$10,138
12/31/2016	$10,211	$11,321	$11,351
12/31/2017	$12,333	$13,753	$13,829
12/31/2018	$11,731	$13,058	$13,223
12/31/2019	$14,179	$17,135	$17,386
12/31/2020	$16,375	$20,717	$20,585
12/31/2021	$20,923	$26,058	$26,494
12/31/2022	$17,367	$20,995	$21,696
12/31/2023	$21,558	$26,545	$27,399
12/31/2024	$26,746	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	24.07%	13.53%	10.34%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$909,364,646
# of Portfolio Holdings	3
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,061,294

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.1%
Money Market Funds	4.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.25%

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the benchmark, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2024, the Fund’s index allocation tracked the prospectus benchmark closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,484	$10,069	$10,138
12/31/2016	$10,262	$11,321	$11,351
12/31/2017	$12,426	$13,753	$13,829
12/31/2018	$11,847	$13,058	$13,223
12/31/2019	$14,358	$17,135	$17,386
12/31/2020	$16,624	$20,717	$20,585
12/31/2021	$21,293	$26,058	$26,494
12/31/2022	$17,719	$20,995	$21,696
12/31/2023	$22,050	$26,545	$27,399
12/31/2024	$27,425	$32,941	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	24.38%	13.82%	10.62%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P 500® Index	25.02%	14.53%	13.10%

Key Fund Statistics

Total Net Assets	$909,364,646
# of Portfolio Holdings	3
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,061,294

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.1%
Money Market Funds	4.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.60%

How did the Fund perform last year and what affected its performance?

Performance of the Fund was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.

  The strongest performing sectors were the Financial, Industrial, and Information Technology sectors generating solid double digit performance.

  The Material sector was the only sector generating negative performance, however, the contribution to return from the Communication Services and Health Care sectors was minimal.

  Fees and expenses, cash drag, proceeds from class actions, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund used futures in order to gain market exposure for the cash (and dividend receivables) that help facilitate redemption activity.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,728	$10,069	$9,782
12/31/2016	$11,675	$11,321	$11,811
12/31/2017	$13,494	$13,753	$13,730
12/31/2018	$11,929	$13,058	$12,208
12/31/2019	$14,971	$17,135	$15,407
12/31/2020	$16,903	$20,717	$17,511
12/31/2021	$20,969	$26,058	$21,847
12/31/2022	$18,114	$20,995	$18,993
12/31/2023	$20,967	$26,545	$22,115
12/31/2024	$23,750	$32,941	$25,196

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	13.27%	9.67%	9.04%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$910,895,783
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,452,146

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Top 5 Industries (Equity)

Banks	6.5%
Machinery	4.9%
Specialty Retail	4.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	4.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.35%

How did the Fund perform last year and what affected its performance?

Performance of the Fund was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.

  The strongest performing sectors were the Financial, Industrial, and Information Technology sectors generating solid double digit performance.

  The Material sector was the only sector generating negative performance, however, the contribution to return from the Communication Services and Health Care sectors was minimal.

  Fees and expenses, cash drag, proceeds from class actions, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund used futures in order to gain market exposure for the cash (and dividend receivables) that help facilitate redemption activity.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,752	$10,069	$9,782
12/31/2016	$11,733	$11,321	$11,811
12/31/2017	$13,593	$13,753	$13,730
12/31/2018	$12,048	$13,058	$12,208
12/31/2019	$15,158	$17,135	$15,407
12/31/2020	$17,156	$20,717	$17,511
12/31/2021	$21,337	$26,058	$21,847
12/31/2022	$18,478	$20,995	$18,993
12/31/2023	$21,444	$26,545	$22,115
12/31/2024	$24,349	$32,941	$25,196

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	13.55%	9.94%	9.31%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$910,895,783
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,452,146

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Top 5 Industries (Equity)

Banks	6.5%
Machinery	4.9%
Specialty Retail	4.8%
Insurance	4.6%
Oil, Gas & Consumable Fuels	4.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq-100 Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.70%

How did the Fund perform last year and what affected its performance?

The Fund invests in 100 of the largest non-financial companies U.S. stocks listed on the Nasdaq exchange. The Fund has a high allocation to these sectors: Information Technology (IT), Communication Services, and Consumer Discretionary. The Fund also has relatively high exposure (nearly 50%) to a group of stocks known as the Magnificent Seven. These seven stocks are: Microsoft Corp., Amazon.com. Inc., Meta Platforms Inc., Apple Inc., Alphabet Inc., Nvidia Corp., Tesla Inc.

  In the first quarter, the Artificial Intelligence (AI) theme was a key tailwind, helping to drive big tech outperformance.

  During the second quarter, on the sector front, Technology was notably higher; particularly Nvidia, Apple, and Amazon.

  During the third quarter of 2024, the U.S. Federal Reserve cut interest rates by a more than anticipated 50 basis points. This September rate cut benefitted sectors, like real estate, utilities, and financials, while Communication Services and IT lagged.

  In the fourth quarter, markets rallied in November following a Republican win, driven by expectations of stronger economic growth.

  The Magnificent Seven continued to generate outsized returns during this final quarter of 2024. Exchange traded equity index futures were used to equitize cash which facilitated liquidity for redemptions of the Fund.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,916	$11,890	$11,982
12/31/2022	$7,996	$9,580	$8,102
12/31/2023	$12,323	$12,112	$12,569
12/31/2024	$15,397	$15,030	$15,822

Average Annual Total Returns (%)

	1 year	Since Inception 2/18/2021
Service Class	24.94%	11.80%
Morningstar US Market Index	24.09%	11.11%
Nasdaq-100® Index	25.88%	12.59%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$126,870,936
# of Portfolio Holdings	103
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$355,712

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.0%
Money Market Fund	0.8%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	22.1%
Software	17.0%
Technology Hardware, Storage & Peripherals	9.7%
Interactive Media & Services	8.8%
Broadline Retail	6.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq-100 Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$51	0.45%

How did the Fund perform last year and what affected its performance?

The Fund invests in 100 of the largest non-financial companies U.S. stocks listed on the Nasdaq exchange. The Fund has a high allocation to these sectors: Information Technology (IT), Communication Services, and Consumer Discretionary. The Fund also has relatively high exposure (nearly 50%) to a group of stocks known as the Magnificent Seven. These seven stocks are: Microsoft Corp., Amazon.com. Inc., Meta Platforms Inc., Apple Inc., Alphabet Inc., Nvidia Corp., Tesla Inc.

  In the first quarter, the Artificial Intelligence (AI) theme was a key tailwind, helping to drive big tech outperformance.

  During the second quarter, on the sector front, Technology was notably higher; particularly Nvidia, Apple, and Amazon.

  During the third quarter of 2024, the U.S. Federal Reserve cut interest rates by a more than anticipated 50 basis points. This September rate cut benefitted sectors, like real estate, utilities, and financials, while Communication Services and IT lagged.

  In the fourth quarter, markets rallied in November following a Republican win, driven by expectations of stronger economic growth.

  The Magnificent Seven continued to generate outsized returns during this final quarter of 2024. Exchange traded equity index futures were used to equitize cash which facilitated liquidity for redemptions of the Fund.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,939	$11,890	$11,982
12/31/2022	$8,032	$9,580	$8,102
12/31/2023	$12,410	$12,112	$12,569
12/31/2024	$15,543	$15,030	$15,822

Average Annual Total Returns (%)

	1 year	Since Inception 2/18/2021
Standard Class	25.24%	12.08%
Morningstar US Market Index	24.09%	11.11%
Nasdaq-100® Index	25.88%	12.59%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$126,870,936
# of Portfolio Holdings	103
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$355,712

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.0%
Money Market Fund	0.8%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	22.1%
Software	17.0%
Technology Hardware, Storage & Peripherals	9.7%
Interactive Media & Services	8.8%
Broadline Retail	6.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.48%

How did the Fund perform last year and what affected its performance?

US stocks experienced another strong year in 2024 which were driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results. The Fund slightly underperformed the Index for the year primarily due to negative cash drag. The Fund utilizes correlating Index Futures to equitize dividend receivables and for cash management purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	S&P 500® Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,092	$9,999
12/31/2016	$11,250	$11,351
12/31/2017	$13,642	$13,829
12/31/2018	$12,977	$13,223
12/31/2019	$16,983	$17,386
12/31/2020	$19,996	$20,585
12/31/2021	$25,615	$26,494
12/31/2022	$20,873	$21,696
12/31/2023	$26,236	$27,399
12/31/2024	$32,643	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	24.42%	13.96%	12.56%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$11,149,169,410
# of Portfolio Holdings	505
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$17,542,483

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.23%

How did the Fund perform last year and what affected its performance?

US stocks experienced another strong year in 2024 which were driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results. The Fund slightly underperformed the Index for the year primarily due to negative cash drag. The Fund utilizes correlating Index Futures to equitize dividend receivables and for cash management purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	S&P 500® Index
12/31/2014	$10,000	$10,000
12/31/2015	$10,117	$9,999
12/31/2016	$11,307	$11,351
12/31/2017	$13,746	$13,829
12/31/2018	$13,107	$13,223
12/31/2019	$17,197	$17,386
12/31/2020	$20,298	$20,585
12/31/2021	$26,067	$26,494
12/31/2022	$21,295	$21,696
12/31/2023	$26,833	$27,399
12/31/2024	$33,469	$34,254

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	24.73%	14.24%	12.84%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$11,149,169,410
# of Portfolio Holdings	505
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$17,542,483

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.6%
Money Market Fund	0.3%
Other	0.1%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.4%
Software	10.4%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.61%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. Bond markets had a volatile 2024, marked by three consecutive rate cuts to the federal funds rate. The U.S. Federal Reserve gained confidence that inflation is sustainably moving towards the 2% target. Corporate spreads tightened on the belief that the economy will avoid a recession. Despite solid performance and support from rate cuts, Treasuries were volatile due to policy uncertainty and mixed economic data.

The following factors have negatively contributed to relative performance:

  Yield curve positioning

  Intra-day Trading

  Asset Allocation: Overweight Cash, underweight Banking and Finance companies

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,140	$10,229	$9,999
12/31/2019	$10,599	$11,114	$10,726
12/31/2020	$10,959	$11,947	$11,133
12/31/2021	$10,875	$11,755	$11,119
12/31/2022	$10,473	$10,228	$10,749
12/31/2023	$10,987	$10,772	$11,338
12/31/2024	$11,496	$10,918	$11,937

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2018
Service Class	4.63%	1.64%	2.11%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.28%	2.16%	2.69%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$304,378,489
# of Portfolio Holdings	916
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$825,934

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	98.3%
Money Market Fund	0.8%
Other	0.9%

Top 5 Industries (Fixed Income)

Banks	36.2%
Electric	4.9%
Auto Manufacturers	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	3.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

AAA	2.3%
AA	19.5%
A	44.6%
BBB	33.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.36%

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark. As this is an indexed fund, factors that affected markets also affected the Fund’s performance. Bond markets had a volatile 2024, marked by three consecutive rate cuts to the federal funds rate. The U.S. Federal Reserve gained confidence that inflation is sustainably moving towards the 2% target. Corporate spreads tightened on the belief that the economy will avoid a recession. Despite solid performance and support from rate cuts, Treasuries were volatile due to policy uncertainty and mixed economic data.

The following factors have negatively contributed to relative performance:

  Yield curve positioning

  Intra-day Trading

  Asset Allocation: Overweight Cash, underweight Banking and Finance companies

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,156	$10,229	$9,999
12/31/2019	$10,643	$11,114	$10,726
12/31/2020	$11,031	$11,947	$11,133
12/31/2021	$10,974	$11,755	$11,119
12/31/2022	$10,595	$10,228	$10,749
12/31/2023	$11,143	$10,772	$11,338
12/31/2024	$11,687	$10,918	$11,937

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2018
Standard Class	4.88%	1.89%	2.36%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.28%	2.16%	2.69%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$304,378,489
# of Portfolio Holdings	916
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$825,934

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	98.3%
Money Market Fund	0.8%
Other	0.9%

Top 5 Industries (Fixed Income)

Banks	36.2%
Electric	4.9%
Auto Manufacturers	4.4%
Diversified Financial Services	4.2%
Pharmaceuticals	3.9%

Credit Quality Ratings (as a % of Fixed Income Investments)†

AAA	2.3%
AA	19.5%
A	44.6%
BBB	33.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.63%

How did the Fund perform last year and what affected its performance?

U.S. stocks experienced another strong year in 2024, which was driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results.

  The Fund slightly overperformed the Russell 2000® Index for the year primarily due to as-of cash flows and small security misweights. The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,505	$10,069	$9,559
12/31/2016	$11,441	$11,321	$11,595
12/31/2017	$13,035	$13,753	$13,294
12/31/2018	$11,524	$13,058	$11,830
12/31/2019	$14,373	$17,135	$14,849
12/31/2020	$17,090	$20,717	$17,813
12/31/2021	$19,528	$26,058	$20,453
12/31/2022	$15,431	$20,995	$16,273
12/31/2023	$17,932	$26,545	$19,028
12/31/2024	$19,881	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	10.87%	6.70%	7.11%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,962,525,814
# of Portfolio Holdings	1,985
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,408,792

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.3%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.3%
Software	6.6%
Machinery	4.0%
Oil, Gas & Consumable Fuels	3.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

How did the Fund perform last year and what affected its performance?

U.S. stocks experienced another strong year in 2024, which was driven by tech stocks, tempered inflation, growing demand for artificial intelligence, and the Presidential election results.

  The Fund slightly overperformed the Russell 2000® Index for the year primarily due to as-of cash flows and small security misweights. The Fund utilizes correlating index futures to equitize dividend receivables and for cash management purposes.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,529	$10,069	$9,559
12/31/2016	$11,499	$11,321	$11,595
12/31/2017	$13,133	$13,753	$13,294
12/31/2018	$11,640	$13,058	$11,830
12/31/2019	$14,554	$17,135	$14,849
12/31/2020	$17,348	$20,717	$17,813
12/31/2021	$19,873	$26,058	$20,453
12/31/2022	$15,743	$20,995	$16,273
12/31/2023	$18,340	$26,545	$19,028
12/31/2024	$20,384	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.14%	6.97%	7.38%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,962,525,814
# of Portfolio Holdings	1,985
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,408,792

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.5%
Money Market Fund	0.3%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.3%
Software	6.6%
Machinery	4.0%
Oil, Gas & Consumable Fuels	3.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.50%

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2024, the Fund’s exposure to mid-cap securities generally contributed to benchmark relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,109	$10,069	$9,559
12/31/2016	$10,486	$11,321	$11,595
12/31/2017	$11,940	$13,753	$13,294
12/31/2018	$10,823	$13,058	$11,830
12/31/2019	$12,368	$17,135	$14,849
12/31/2020	$13,986	$20,717	$17,813
12/31/2021	$16,217	$26,058	$20,453
12/31/2022	$13,206	$20,995	$16,273
12/31/2023	$14,976	$26,545	$19,028
12/31/2024	$16,631	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	11.05%	6.10%	5.22%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Key Fund Statistics

Total Net Assets	$622,572,334
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,453,243

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2024, the Fund’s exposure to mid-cap securities generally contributed to benchmark relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a neutral impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,132	$10,069	$9,559
12/31/2016	$10,538	$11,321	$11,595
12/31/2017	$12,030	$13,753	$13,294
12/31/2018	$10,931	$13,058	$11,830
12/31/2019	$12,522	$17,135	$14,849
12/31/2020	$14,196	$20,717	$17,813
12/31/2021	$16,502	$26,058	$20,453
12/31/2022	$13,472	$20,995	$16,273
12/31/2023	$15,316	$26,545	$19,028
12/31/2024	$17,051	$32,941	$21,223

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	11.33%	6.37%	5.48%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2000® Index	11.54%	7.40%	7.82%

Key Fund Statistics

Total Net Assets	$622,572,334
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,453,243

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	0.97%

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the U.S. Federal Reserve, along with diminished political uncertainty following U.S. elections. Stock selection in the information technology sector was a very strong contributor to performance relative to the index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock selection in utilities and consumer staples companies also added value, though to a lesser degree. Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance. The Fund uses a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into portfolio decisions. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which there is high conviction, while generally keeping the Fund's sector allocations in line with those of the index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,185	$10,069	$9,980
12/31/2016	$10,927	$11,321	$10,711
12/31/2017	$13,597	$13,753	$13,418
12/31/2018	$13,147	$13,058	$12,780
12/31/2019	$18,019	$17,135	$17,314
12/31/2020	$23,671	$20,717	$23,475
12/31/2021	$26,881	$26,058	$26,463
12/31/2022	$20,238	$20,995	$19,392
12/31/2023	$24,462	$26,545	$24,408
12/31/2024	$30,176	$32,941	$29,803

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	23.36%	10.86%	11.68%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,282,078,062
# of Portfolio Holdings	279
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,979,234

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Money Market Fund	0.1%
Other	0.0%

Top 5 Industries (Equity)

Software	17.9%
Capital Markets	7.1%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.3%
Specialty Retail	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$81	0.72%

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks produced very strong gains, buoyed by generally favorable corporate earnings and continuing interest in artificial intelligence. Investors also welcomed lower short-term interest rates from the U.S. Federal Reserve, along with diminished political uncertainty following U.S. elections. Stock selection in the information technology sector was a very strong contributor to performance relative to the index. For example, shares of the mobile advertising platform operator AppLovin performed well amid better-than-expected earnings. Stock selection in utilities and consumer staples companies also added value, though to a lesser degree. Stock selection in the real estate sector detracted modestly from relative performance. Stock selection and an average underweight in the energy sector also had a mild negative impact on relative performance. The Fund uses a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into portfolio decisions. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which there is high conviction, while generally keeping the Fund's sector allocations in line with those of the index.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,210	$10,069	$9,980
12/31/2016	$10,982	$11,321	$10,711
12/31/2017	$13,699	$13,753	$13,418
12/31/2018	$13,278	$13,058	$12,780
12/31/2019	$18,243	$17,135	$17,314
12/31/2020	$24,025	$20,717	$23,475
12/31/2021	$27,352	$26,058	$26,463
12/31/2022	$20,644	$20,995	$19,392
12/31/2023	$25,014	$26,545	$24,408
12/31/2024	$30,935	$32,941	$29,803

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	23.67%	11.14%	11.96%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$1,282,078,062
# of Portfolio Holdings	279
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,979,234

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Money Market Fund	0.1%
Other	0.0%

Top 5 Industries (Equity)

Software	17.9%
Capital Markets	7.1%
Hotels, Restaurants & Leisure	5.8%
Professional Services	4.3%
Specialty Retail	4.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.49%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,755	$10,062	$9,981
12/31/2016	$10,164	$10,318	$10,701
12/31/2017	$11,358	$10,668	$12,071
12/31/2018	$10,697	$10,682	$11,569
12/31/2019	$12,691	$11,606	$13,481
12/31/2020	$14,338	$12,476	$14,861
12/31/2021	$15,765	$12,275	$16,164
12/31/2022	$13,339	$10,680	$14,092
12/31/2023	$15,109	$11,248	$15,829
12/31/2024	$16,396	$11,401	$17,109

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	8.52%	5.26%	5.07%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date 2020 Index	8.09%	4.88%	5.52%

Key Fund Statistics

Total Net Assets	$94,242,482
# of Portfolio Holdings	24
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$184,680

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.2%
Fixed Income Funds	41.2%
International Equity Funds	11.6%
International Fixed Income Funds	6.7%
Money Market Funds	0.8%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.24%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,779	$10,062	$9,981
12/31/2016	$10,214	$10,318	$10,701
12/31/2017	$11,443	$10,668	$12,071
12/31/2018	$10,805	$10,682	$11,569
12/31/2019	$12,849	$11,606	$13,481
12/31/2020	$14,554	$12,476	$14,861
12/31/2021	$16,042	$12,275	$16,164
12/31/2022	$13,608	$10,680	$14,092
12/31/2023	$15,450	$11,248	$15,829
12/31/2024	$16,812	$11,401	$17,109

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	8.81%	5.52%	5.33%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
S&P Target Date 2020 Index	8.09%	4.88%	5.52%

Key Fund Statistics

Total Net Assets	$94,242,482
# of Portfolio Holdings	24
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$184,680

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.2%
Fixed Income Funds	41.2%
International Equity Funds	11.6%
International Fixed Income Funds	6.7%
Money Market Funds	0.8%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.50%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,710	$10,069	$9,970
12/31/2016	$10,045	$11,321	$10,802
12/31/2017	$11,371	$13,753	$12,551
12/31/2018	$10,482	$13,058	$11,799
12/31/2019	$12,771	$17,135	$14,203
12/31/2020	$14,682	$20,717	$15,894
12/31/2021	$16,636	$26,058	$17,898
12/31/2022	$13,796	$20,995	$15,399
12/31/2023	$15,982	$26,545	$17,677
12/31/2024	$17,603	$32,941	$19,427

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	10.14%	6.63%	5.82%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Key Fund Statistics

Total Net Assets	$200,367,042
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$375,798

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.5%
Fixed Income Funds	27.3%
International Equity Funds	15.8%
International Fixed Income Funds	5.0%
Money Market Funds	1.0%
Other	(0.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,734	$10,069	$9,970
12/31/2016	$10,096	$11,321	$10,802
12/31/2017	$11,455	$13,753	$12,551
12/31/2018	$10,586	$13,058	$11,799
12/31/2019	$12,931	$17,135	$14,203
12/31/2020	$14,903	$20,717	$15,894
12/31/2021	$16,929	$26,058	$17,898
12/31/2022	$14,073	$20,995	$15,399
12/31/2023	$16,344	$26,545	$17,677
12/31/2024	$18,049	$32,941	$19,427

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	10.43%	6.90%	6.08%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

Key Fund Statistics

Total Net Assets	$200,367,042
# of Portfolio Holdings	24
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$375,798

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.5%
Fixed Income Funds	27.3%
International Equity Funds	15.8%
International Fixed Income Funds	5.0%
Money Market Funds	1.0%
Other	(0.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.51%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,654	$10,069	$9,960
12/31/2016	$9,996	$11,321	$10,879
12/31/2017	$11,430	$13,753	$12,931
12/31/2018	$10,407	$13,058	$11,973
12/31/2019	$12,918	$17,135	$14,771
12/31/2020	$15,028	$20,717	$16,745
12/31/2021	$17,528	$26,058	$19,516
12/31/2022	$14,383	$20,995	$16,480
12/31/2023	$17,099	$26,545	$19,474
12/31/2024	$19,282	$32,941	$21,980

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	12.76%	8.34%	6.79%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Key Fund Statistics

Total Net Assets	$170,043,620
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$312,077

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.2%
International Equity Funds	21.8%
Fixed Income Funds	8.6%
Money Market Funds	1.7%
International Fixed Income Funds	1.4%
Other	(0.7%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.26%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,678	$10,069	$9,960
12/31/2016	$10,046	$11,321	$10,879
12/31/2017	$11,516	$13,753	$12,931
12/31/2018	$10,512	$13,058	$11,973
12/31/2019	$13,081	$17,135	$14,771
12/31/2020	$15,255	$20,717	$16,745
12/31/2021	$17,837	$26,058	$19,516
12/31/2022	$14,673	$20,995	$16,480
12/31/2023	$17,488	$26,545	$19,474
12/31/2024	$19,769	$32,941	$21,980

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	13.04%	8.61%	7.05%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

Key Fund Statistics

Total Net Assets	$170,043,620
# of Portfolio Holdings	22
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$312,077

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.2%
International Equity Funds	21.8%
Fixed Income Funds	8.6%
Money Market Funds	1.7%
International Fixed Income Funds	1.4%
Other	(0.7%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.52%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,602	$10,069	$9,954
12/31/2016	$10,000	$11,321	$10,923
12/31/2017	$11,682	$13,753	$13,127
12/31/2018	$10,666	$13,058	$12,084
12/31/2019	$13,309	$17,135	$15,027
12/31/2020	$15,519	$20,717	$17,111
12/31/2021	$18,266	$26,058	$20,189
12/31/2022	$14,951	$20,995	$16,965
12/31/2023	$17,941	$26,545	$20,287
12/31/2024	$20,438	$32,941	$23,189

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	13.92%	8.96%	7.41%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Key Fund Statistics

Total Net Assets	$93,640,633
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$175,687

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.0%
International Equity Funds	24.1%
Money Market Funds	1.0%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,625	$10,069	$9,954
12/31/2016	$10,050	$11,321	$10,923
12/31/2017	$11,770	$13,753	$13,127
12/31/2018	$10,772	$13,058	$12,084
12/31/2019	$13,482	$17,135	$15,027
12/31/2020	$15,760	$20,717	$17,111
12/31/2021	$18,597	$26,058	$20,189
12/31/2022	$15,260	$20,995	$16,965
12/31/2023	$18,358	$26,545	$20,287
12/31/2024	$20,965	$32,941	$23,189

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	14.20%	9.23%	7.68%
Morningstar US Market Index	24.09%	13.96%	12.66%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

Key Fund Statistics

Total Net Assets	$93,640,633
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$175,687

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.0%
International Equity Funds	24.1%
Money Market Funds	1.0%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.52%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$9,999
12/31/2020	$13,383	$13,445	$13,065
12/31/2021	$15,845	$16,911	$15,423
12/31/2022	$12,982	$13,625	$12,954
12/31/2023	$15,579	$17,227	$15,511
12/31/2024	$17,756	$21,378	$17,750

Average Annual Total Returns (%)

	1 year	Since Inception 5/1/2020
Service Class	13.98%	13.08%
Morningstar US Market Index	24.09%	17.66%
S&P Target Date 2060 Index	14.44%	13.07%

Key Fund Statistics

Total Net Assets	$31,475,457
# of Portfolio Holdings	20
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$50,356

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.6%
International Equity Funds	24.4%
Fixed Income Funds	0.8%
Money Market Funds	0.2%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were mostly positive in 2024. Markets were supported by generally favorable corporate earnings, a softening labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns.

  Our real assets equities overweight was a primary tactical detractor over the trailing one-year period (real assets equities lagged global equities), with tactical decisions overall a detractor for the period.

  Overall, security selection detracted, due to selection among large-cap growth, mid-cap growth, and emerging markets equities, which was unfavorable. Conversely, selection among real assets equities contributed. The Fund outperformed its benchmark index due primarily to glide path design.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$9,999
12/31/2020	$13,406	$13,445	$13,065
12/31/2021	$15,912	$16,911	$15,423
12/31/2022	$13,069	$13,625	$12,954
12/31/2023	$15,723	$17,227	$15,511
12/31/2024	$17,967	$21,378	$17,750

Average Annual Total Returns (%)

	1 year	Since Inception 5/1/2020
Standard Class	14.27%	13.36%
Morningstar US Market Index	24.09%	17.66%
S&P Target Date 2060 Index	14.44%	13.07%

Key Fund Statistics

Total Net Assets	$31,475,457
# of Portfolio Holdings	20
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$50,356

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	74.6%
International Equity Funds	24.4%
Fixed Income Funds	0.8%
Money Market Funds	0.2%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.54%

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
5/1/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,620	$9,842	$9,864	$9,809
12/31/2016	$9,987	$11,066	$11,053	$10,799
12/31/2017	$11,479	$13,443	$13,450	$12,431
12/31/2018	$10,921	$12,764	$12,806	$11,929
12/31/2019	$12,765	$16,749	$16,831	$14,779
12/31/2020	$13,816	$20,250	$20,359	$17,457
12/31/2021	$15,900	$25,471	$25,745	$20,304
12/31/2022	$12,667	$20,522	$20,821	$16,856
12/31/2023	$14,533	$25,947	$26,344	$19,897
12/31/2024	$16,461	$32,198	$32,801	$22,902

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2015
Service Class	13.27%	5.22%	5.29%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 1000® Index	24.51%	14.28%	13.07%
U.S. Growth Blended Composite	15.10%	9.16%	8.94%

Key Fund Statistics

Total Net Assets	$1,926,943,399
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$4,516,872

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.4%
Fixed Income Funds	28.0%
Money Market Funds	3.0%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

How did the Fund perform last year and what affected its performance?

The LVIP U.S. Growth Allocation Managed Risk Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2024, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed large and mid-cap growth funds generally contributed positively to performance. Conversely, equity allocations to actively managed value-oriented funds generally detracted from returns.

  Within fixed income, allocations to high yield bonds contributed to returns as they outperformed the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a positive impact on relative performance in 2024.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
5/1/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$9,636	$9,842	$9,864	$9,809
12/31/2016	$10,029	$11,066	$11,053	$10,799
12/31/2017	$11,555	$13,443	$13,450	$12,431
12/31/2018	$11,021	$12,764	$12,806	$11,929
12/31/2019	$12,915	$16,749	$16,831	$14,779
12/31/2020	$14,012	$20,250	$20,359	$17,457
12/31/2021	$16,166	$25,471	$25,745	$20,304
12/31/2022	$12,911	$20,522	$20,821	$16,856
12/31/2023	$14,851	$25,947	$26,344	$19,897
12/31/2024	$16,865	$32,198	$32,801	$22,902

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 5/1/2015
Standard Class	13.56%	5.48%	5.55%
Morningstar US Market Index	24.09%	13.96%	12.85%
Russell 1000® Index	24.51%	14.28%	13.07%
U.S. Growth Blended Composite	15.10%	9.16%	8.94%

Key Fund Statistics

Total Net Assets	$1,926,943,399
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$4,516,872

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.4%
Fixed Income Funds	28.0%
Money Market Funds	3.0%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.55%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  During the calendar year 2024, the Fund’s allocation to non-U.S. dollar denominated bonds benefitted relative performance versus the benchmark.

  Additionally, an overweight to the corporate sector benefitted performance as corporate spreads narrowed significantly for the year. During the year, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,006	$10,062	$9,999
12/31/2016	$10,191	$10,318	$10,321
12/31/2017	$10,464	$10,668	$10,687
12/31/2018	$10,423	$10,682	$10,688
12/31/2019	$11,174	$11,606	$11,620
12/31/2020	$11,780	$12,476	$12,492
12/31/2021	$11,598	$12,275	$12,299
12/31/2022	$10,023	$10,680	$10,699
12/31/2023	$10,598	$11,248	$11,291
12/31/2024	$10,723	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	1.18%	(0.82%)	0.70%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$1,341,984,206
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,172,342

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.30%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  During the calendar year 2024, the Fund’s allocation to non-U.S. dollar denominated bonds benefitted relative performance versus the benchmark.

  Additionally, an overweight to the corporate sector benefitted performance as corporate spreads narrowed significantly for the year. During the year, resilient economic data and healthy corporate fundamentals pushed treasury yields higher and kept credit spreads tight.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$10,031	$10,062	$9,999
12/31/2016	$10,243	$10,318	$10,321
12/31/2017	$10,544	$10,668	$10,687
12/31/2018	$10,529	$10,682	$10,688
12/31/2019	$11,316	$11,606	$11,620
12/31/2020	$11,959	$12,476	$12,492
12/31/2021	$11,805	$12,275	$12,299
12/31/2022	$10,227	$10,680	$10,699
12/31/2023	$10,840	$11,248	$11,291
12/31/2024	$10,994	$11,401	$11,432

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	1.42%	(0.57%)	0.95%
Morningstar US Core Bond Index	1.36%	(0.36%)	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Key Fund Statistics

Total Net Assets	$1,341,984,206
# of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$3,172,342

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.51%

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2024 and achieved performance results that were highly correlated to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,944	$10,069	$10,048
12/31/2016	$11,123	$11,321	$11,327
12/31/2017	$13,334	$13,753	$13,721
12/31/2018	$12,645	$13,058	$13,002
12/31/2019	$16,434	$17,135	$17,035
12/31/2020	$19,643	$20,717	$20,593
12/31/2021	$24,636	$26,058	$25,877
12/31/2022	$19,969	$20,995	$20,907
12/31/2023	$24,943	$26,545	$26,334
12/31/2024	$30,379	$32,941	$32,604

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	21.80%	13.08%	11.75%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$1,191,755,422
# of Portfolio Holdings	7
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,253,974

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.26%

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2024 and achieved performance results that were highly correlated to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,969	$10,069	$10,048
12/31/2016	$11,179	$11,321	$11,327
12/31/2017	$13,434	$13,753	$13,721
12/31/2018	$12,772	$13,058	$13,002
12/31/2019	$16,640	$17,135	$17,035
12/31/2020	$19,939	$20,717	$20,593
12/31/2021	$25,071	$26,058	$25,877
12/31/2022	$20,372	$20,995	$20,907
12/31/2023	$25,510	$26,545	$26,334
12/31/2024	$31,148	$32,941	$32,604

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	22.10%	13.36%	12.03%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 3000® Index	23.81%	13.86%	12.55%

Key Fund Statistics

Total Net Assets	$1,191,755,422
# of Portfolio Holdings	7
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,253,974

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.2%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.51%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  During the calendar year 2024, the Fund’s overweight to the real estate sector, which underperformed the broader benchmark, detracted from relative performance.

  Additionally, a modest allocation to small cap stocks detracted from relative performance, as small cap stocks underperformed large cap stocks during the period.

  Conversely, an overweight to Japanese equities benefitted relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,681	$9,635	$9,434
12/31/2016	$10,016	$10,160	$9,858
12/31/2017	$12,819	$12,941	$12,538
12/31/2018	$10,907	$11,107	$10,759
12/31/2019	$13,295	$13,502	$13,073
12/31/2020	$14,706	$15,010	$14,466
12/31/2021	$15,866	$16,273	$15,597
12/31/2022	$13,196	$13,646	$13,101
12/31/2023	$15,185	$15,772	$15,147
12/31/2024	$15,734	$16,587	$15,985

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	3.62%	3.43%	4.64%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$658,059,739
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,293,342

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.2%
Other	(0.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.26%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  During the calendar year 2024, the Fund’s overweight to the real estate sector, which underperformed the broader benchmark, detracted from relative performance.

  Additionally, a modest allocation to small cap stocks detracted from relative performance, as small cap stocks underperformed large cap stocks during the period.

  Conversely, an overweight to Japanese equities benefitted relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,705	$9,635	$9,434
12/31/2016	$10,065	$10,160	$9,858
12/31/2017	$12,915	$12,941	$12,538
12/31/2018	$11,015	$11,107	$10,759
12/31/2019	$13,461	$13,502	$13,073
12/31/2020	$14,927	$15,010	$14,466
12/31/2021	$16,145	$16,273	$15,597
12/31/2022	$13,461	$13,646	$13,101
12/31/2023	$15,530	$15,772	$15,147
12/31/2024	$16,130	$16,587	$15,985

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	3.86%	3.68%	4.90%
Morningstar Global Markets ex-US Index	5.16%	4.20%	5.19%
MSCI All Country World ex USA Index (net dividends)	5.53%	4.10%	4.80%

Key Fund Statistics

Total Net Assets	$658,059,739
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,293,342

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.2%
Other	(0.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.02%

How did the Fund perform last year and what affected its performance?

United States (U.S.) equities rose during the twelve-month period ended December 31, 2024, driven by gains in mega-cap technology companies, Donald Trump's election win, and strong corporate earnings.

  The Fund outperformed the Russell 2500 Value Index during the twelve-month period ended 31 December 2024. Relative outperformance was driven by sector allocation, a residual of the Fund's bottom-up stock selection process. Overweight allocations to Utilities and Financials contributed to results. Security selection was also a relative contributor during the period, driven by strong selection within the Real Estate sector.

  Top contributors to relative performance during the period included overweight positions in American Healthcare REIT (Real Estate), Flex (Information Technology), and an out-of-benchmark position in StepStone Group (Financials).

  Top relative detractors during the period included overweight positions in Integra LifeSciences (Health Care), Flagstar Financial (Financials), and Goodyear Tire&Rubber (Consumer Discretionary). The Fund sold off its position in Flagstar Financial prior to year-end.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,824	$10,069	$9,451
12/31/2016	$11,080	$11,321	$11,833
12/31/2017	$12,537	$13,753	$13,059
12/31/2018	$10,688	$13,058	$11,445
12/31/2019	$13,923	$17,135	$14,142
12/31/2020	$14,135	$20,717	$14,832
12/31/2021	$18,075	$26,058	$18,953
12/31/2022	$16,227	$20,995	$16,473
12/31/2023	$18,976	$26,545	$19,105
12/31/2024	$21,260	$32,941	$21,204

Average Annual Total Returns (%)

	1 year	5 years	10 years
Service Class	12.04%	8.83%	7.83%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Value Index	10.98%	8.44%	7.81%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$370,742,141
# of Portfolio Holdings	92
Portfolio Turnover Rate	148%
Total Advisory Fees Paid	$2,532,790

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Money Market Fund	0.5%
Other	0.1%

Top 5 Industries (Equity)

Banks	9.7%
Insurance	6.2%
Oil, Gas & Consumable Fuels	5.9%
Machinery	5.6%
Capital Markets	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$82	0.77%

How did the Fund perform last year and what affected its performance?

United States (U.S.) equities rose during the twelve-month period ended December 31, 2024, driven by gains in mega-cap technology companies, Donald Trump's election win, and strong corporate earnings.

  The Fund outperformed the Russell 2500 Value Index during the twelve-month period ended 31 December 2024. Relative outperformance was driven by sector allocation, a residual of the Fund's bottom-up stock selection process. Overweight allocations to Utilities and Financials contributed to results. Security selection was also a relative contributor during the period, driven by strong selection within the Real Estate sector.

  Top contributors to relative performance during the period included overweight positions in American Healthcare REIT (Real Estate), Flex (Information Technology), and an out-of-benchmark position in StepStone Group (Financials).

  Top relative detractors during the period included overweight positions in Integra LifeSciences (Health Care), Flagstar Financial (Financials), and Goodyear Tire&Rubber (Consumer Discretionary). The Fund sold off its position in Flagstar Financial prior to year-end.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,848	$10,069	$9,451
12/31/2016	$11,135	$11,321	$11,833
12/31/2017	$12,631	$13,753	$13,059
12/31/2018	$10,795	$13,058	$11,445
12/31/2019	$14,098	$17,135	$14,142
12/31/2020	$14,348	$20,717	$14,832
12/31/2021	$18,394	$26,058	$18,953
12/31/2022	$16,554	$20,995	$16,473
12/31/2023	$19,408	$26,545	$19,105
12/31/2024	$21,798	$32,941	$21,204

Average Annual Total Returns (%)

	1 year	5 years	10 years
Standard Class	12.32%	9.11%	8.10%
Morningstar US Market Index	24.09%	13.96%	12.66%
Russell 2500™ Value Index	10.98%	8.44%	7.81%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark index.

Key Fund Statistics

Total Net Assets	$370,742,141
# of Portfolio Holdings	92
Portfolio Turnover Rate	148%
Total Advisory Fees Paid	$2,532,790

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Money Market Fund	0.5%
Other	0.1%

Top 5 Industries (Equity)

Banks	9.7%
Insurance	6.2%
Oil, Gas & Consumable Fuels	5.9%
Machinery	5.6%
Capital Markets	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Western Asset Core Bond Fund

Service Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.80%

How did the Fund perform last year and what affected its performance?

The fixed income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (Fed) target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. In 2024, the Fund underperformed the Bloomberg U.S. Aggregate Index, net of fees.

  The largest contributor to the Fund's performance was its overweight to structured products, including non-agency RMBS, CMBS and ABS, as spreads generally tightened. The Fund's overweight exposure to investment-grade corporate credit also significantly contributed to performance as corporate bond spreads tightened. The Fund's tactical positioning in agency MBS and TIPS also contributed to performance. Finally, the Fund's emerging markets (EM) exposure contributed to performance as USD-denominated EM bond spreads tightened over the period.

  The Fund's tactical interest rate position was the main detractor over the year. The Fund was generally overweight duration relative to the benchmark, which detracted from performance as yields rose. Interest rate derivatives, including futures, options and swaps were used to tactically adjust the Fund's duration and yield curve positioning. Credit index derivatives were used to adjust the Fund's exposure to credit index spread levels.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
7/14/2016	$10,000	$10,000	$10,000
12/31/2016	$9,656	$9,701	$9,693
12/31/2017	$10,068	$10,030	$10,037
12/31/2018	$9,940	$10,044	$10,038
12/31/2019	$10,955	$10,912	$10,913
12/31/2020	$11,911	$11,730	$11,732
12/31/2021	$11,677	$11,542	$11,551
12/31/2022	$9,736	$10,042	$10,048
12/31/2023	$10,339	$10,576	$10,604
12/31/2024	$10,385	$10,720	$10,736

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 7/14/2016
Service Class	0.44%	(1.06%)	0.45%
Morningstar US Core Bond Index	1.36%	(0.36%)	0.82%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	0.84%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$514,885,273
# of Portfolio Holdings	1,481
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$2,269,287

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	29.3%
Agency Mortgage-Backed Securities	26.6%
U.S. Treasury Obligations	20.0%
Non-Agency Asset-Backed Securities	8.2%
Non-Agency Collateralized Mortgage Obligations	4.0%
Agency Collateralized Mortgage Obligations	3.7%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Money Market Fund	1.9%
Sovereign Bonds	1.5%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.3%

Top 5 Industries (Fixed Income)

Banks	9.3%
Oil & Gas	2.9%
Pipelines	2.2%
Telecommunications	1.6%
Pharmaceuticals	1.6%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	48.8%
AAA	13.2%
AA	6.2%
A	13.9%
BBB	14.8%
BB	0.2%
B	0.1%
Not Rated	2.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Western Asset Core Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2024

This Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$55	0.55%

How did the Fund perform last year and what affected its performance?

The fixed income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (Fed) target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. In 2024, the Fund underperformed the Bloomberg U.S. Aggregate Index, net of fees.

  The largest contributor to the Fund's performance was its overweight to structured products, including non-agency RMBS, CMBS and ABS, as spreads generally tightened. The Fund's overweight exposure to investment-grade corporate credit also significantly contributed to performance as corporate bond spreads tightened. The Fund's tactical positioning in agency MBS and TIPS also contributed to performance. Finally, the Fund's emerging markets (EM) exposure contributed to performance as USD-denominated EM bond spreads tightened over the period.

  The Fund's tactical interest rate position was the main detractor over the year. The Fund was generally overweight duration relative to the benchmark, which detracted from performance as yields rose. Interest rate derivatives, including futures, options and swaps were used to tactically adjust the Fund's duration and yield curve positioning. Credit index derivatives were used to adjust the Fund's exposure to credit index spread levels.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
7/14/2016	$10,000	$10,000	$10,000
12/31/2016	$9,668	$9,701	$9,693
12/31/2017	$10,107	$10,030	$10,037
12/31/2018	$10,002	$10,044	$10,038
12/31/2019	$11,051	$10,912	$10,913
12/31/2020	$12,045	$11,730	$11,732
12/31/2021	$11,838	$11,542	$11,551
12/31/2022	$9,894	$10,042	$10,048
12/31/2023	$10,481	$10,576	$10,604
12/31/2024	$10,554	$10,720	$10,736

Average Annual Total Returns (%)

	1 year	5 years	Since Inception 7/14/2016
Standard Class	0.69%	(0.92%)	0.64%
Morningstar US Core Bond Index	1.36%	(0.36%)	0.82%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	0.84%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Effective the date of this report, the Fund changed its broad-based securities market benchmark index to an index administered by Morningstar, which is similarly representative of the overall securities market applicable to the Fund.

Key Fund Statistics

Total Net Assets	$514,885,273
# of Portfolio Holdings	1,481
Portfolio Turnover Rate	95%
Total Advisory Fees Paid	$2,269,287

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Asset Allocation

Corporate Bonds	29.3%
Agency Mortgage-Backed Securities	26.6%
U.S. Treasury Obligations	20.0%
Non-Agency Asset-Backed Securities	8.2%
Non-Agency Collateralized Mortgage Obligations	4.0%
Agency Collateralized Mortgage Obligations	3.7%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Money Market Fund	1.9%
Sovereign Bonds	1.5%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.3%

Top 5 Industries (Fixed Income)

Banks	9.3%
Oil & Gas	2.9%
Pipelines	2.2%
Telecommunications	1.6%
Pharmaceuticals	1.6%

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	48.8%
AAA	13.2%
AA	6.2%
A	13.9%
BBB	14.8%
BB	0.2%
B	0.1%
Not Rated	2.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Brian W. Wixted is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

In reorganization transactions that occurred on May 1, 2023, the LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (each a “JPM Reorganized Fund,” together the “JPM Reorganized Funds”) acquired and assumed the performance, financial and other historical information of the JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, and JPMorgan Insurance Trust U.S. Equity Portfolio, respectively, each formerly a series of JPMorgan Insurance Trust.

The Board of Trustees engaged Tait, Weller and Baker LLP to serve as the JPM Reorganized Funds' independent registered public accounting firm for the fiscal year 2023 in order to maintain auditor independence in light of the reorganization transactions.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“E&Y”), principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $3,667,500 for 2024 and $3,463,760 for 2023. The aggregate fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for the audit of the JPM Reorganized Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $0 for 2024 and $131,000 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $43,505 for 2024 and $31,855 for 2023. The aggregate fees billed for assurance and related services by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023. These audit-related services were comprised of a review of the Registrant’s semi-annual reports to shareholders and consents for the registration statements relating to Fund mergers.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, for tax compliance, tax advice, and tax planning are $473,661 for 2024 and $349,077 for 2023. The aggregate fees billed for professional services rendered by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for tax compliance, tax advice, and tax planning are $0 for 2024 and $0 for 2023. These tax services were comprised of U.S. and international tax compliance services and tax advisory services related to tax reclaims and investment security analysis.

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal year 2024, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023. The aggregate fees billed for products and services provided by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2024, for tax compliance, tax advice, and tax planning are $0 for 2024 and $0 for 2023.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Services associated with SEC registration statement on Form N-1A which will be filed with the SEC	Up to $5,000 per Fund
Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

The Pre-Approval Procedures require the Chief Accounting Officer to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Procedures.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in 2023, and for all funds in fiscal year 2024, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,562,881 for 2024 and $1,426,647 for 2023. The aggregate non-audit fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are $0 for 2024 and $0 for 2023.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

LVIP JPMorgan Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP JPMorgan Mid Cap Value Fund

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.97%
Aerospace & Defense–0.44%
Woodward, Inc.	7,674	$1,277,107
		1,277,107
Banks–5.07%
Fifth Third Bancorp	81,937	3,464,296
First Citizens BancShares, Inc. Class A	1,938	4,095,033
M&T Bank Corp.	19,905	3,742,339
Regions Financial Corp.	149,932	3,526,401
		14,828,069
Beverages–1.46%
Constellation Brands, Inc. Class A	8,514	1,881,594
Keurig Dr. Pepper, Inc.	74,070	2,379,128
		4,260,722
Building Products–2.07%
Carlisle Cos., Inc.	8,988	3,315,134
Fortune Brands Innovations, Inc.	40,112	2,740,853
		6,055,987
Capital Markets–6.26%
Ameriprise Financial, Inc.	11,678	6,217,718
Blue Owl Capital, Inc.	79,798	1,856,101
Northern Trust Corp.	12,821	1,314,152
Raymond James Financial, Inc.	33,202	5,157,267
State Street Corp.	38,551	3,783,781
		18,329,019
Chemicals–1.35%
Celanese Corp.	16,391	1,134,421
RPM International, Inc.	22,932	2,822,012
		3,956,433
Commercial Services & Supplies–0.77%
Veralto Corp.	22,121	2,253,024
		2,253,024
Communications Equipment–0.29%
Motorola Solutions, Inc.	1,842	851,428
		851,428
Construction Materials–1.07%
Martin Marietta Materials, Inc.	6,059	3,129,474
		3,129,474
Consumer Finance–0.96%
Discover Financial Services	16,211	2,808,232
		2,808,232
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.01%
Kroger Co.	44,567	$2,725,272
†U.S. Foods Holding Corp.	46,653	3,147,211
		5,872,483
Containers & Packaging–3.65%
Ball Corp.	34,136	1,881,918
Graphic Packaging Holding Co.	52,777	1,433,423
International Paper Co.	61,422	3,305,732
Packaging Corp. of America	8,217	1,849,893
Silgan Holdings, Inc.	42,728	2,223,993
		10,694,959
Distributors–1.06%
Genuine Parts Co.	26,541	3,098,927
		3,098,927
Electric Utilities–2.87%
PG&E Corp.	233,141	4,704,786
Xcel Energy, Inc.	54,793	3,699,623
		8,404,409
Electrical Equipment–3.95%
Acuity Brands, Inc.	11,869	3,467,291
AMETEK, Inc.	23,686	4,269,638
Hubbell, Inc.	9,144	3,830,330
		11,567,259
Electronic Equipment, Instruments & Components–5.11%
†Flex Ltd.	61,124	2,346,550
Jabil, Inc.	19,077	2,745,180
TD SYNNEX Corp.	21,031	2,466,516
†Teledyne Technologies, Inc.	8,436	3,915,401
†Zebra Technologies Corp. Class A	9,039	3,491,043
		14,964,690
Energy Equipment & Services–1.03%
Baker Hughes Co.	73,861	3,029,778
		3,029,778
Entertainment–1.38%
†Take-Two Interactive Software, Inc.	10,116	1,862,153
Warner Music Group Corp. Class A	70,168	2,175,208
		4,037,361
Financial Services–3.11%
†Block, Inc.	27,628	2,348,104
Fidelity National Information Services, Inc.	41,328	3,338,062
MGIC Investment Corp.	143,889	3,411,608
		9,097,774
LVIP JPMorgan Mid Cap Value Fund-1

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–2.45%
General Mills, Inc.	42,636	$2,718,898
Hershey Co.	12,024	2,036,264
†Post Holdings, Inc.	21,139	2,419,570
		7,174,732
Ground Transportation–1.05%
JB Hunt Transport Services, Inc.	17,962	3,065,395
		3,065,395
Health Care Equipment & Supplies–1.67%
GE HealthCare Technologies, Inc.	24,029	1,878,587
†Globus Medical, Inc. Class A	36,454	3,015,111
		4,893,698
Health Care Providers & Services–5.97%
Cencora, Inc.	21,775	4,892,407
†Henry Schein, Inc.	50,242	3,476,746
Humana, Inc.	9,500	2,410,245
Labcorp Holdings, Inc.	5,104	1,170,449
Quest Diagnostics, Inc.	24,770	3,736,802
Universal Health Services, Inc. Class B	9,944	1,784,153
		17,470,802
Health Care REITs–0.66%
Ventas, Inc.	32,987	1,942,604
		1,942,604
Hotel & Resort REITs–0.68%
Host Hotels & Resorts, Inc.	112,843	1,977,009
		1,977,009
Hotels, Restaurants & Leisure–1.96%
Darden Restaurants, Inc.	14,727	2,749,384
†Expedia Group, Inc.	16,115	3,002,708
		5,752,092
Household Durables–0.92%
†Mohawk Industries, Inc.	22,522	2,683,046
		2,683,046
Insurance–5.76%
Arch Capital Group Ltd.	41,352	3,818,857
Hartford Financial Services Group, Inc.	33,933	3,712,270
Loews Corp.	69,147	5,856,059
W.R. Berkley Corp.	59,555	3,485,159
		16,872,345
Interactive Media & Services–0.63%
†IAC, Inc.	42,677	1,841,086
		1,841,086
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.08%
†GoDaddy, Inc. Class A	16,087	$3,175,091
		3,175,091
Machinery–5.31%
Dover Corp.	19,025	3,569,090
Ingersoll Rand, Inc.	40,963	3,705,513
ITT, Inc.	25,473	3,639,582
Lincoln Electric Holdings, Inc.	18,452	3,459,197
Snap-on, Inc.	3,440	1,167,811
		15,541,193
Metals & Mining–0.57%
Freeport-McMoRan, Inc.	43,697	1,663,982
		1,663,982
Multi-Utilities–4.36%
CMS Energy Corp.	55,725	3,714,071
NiSource, Inc.	78,399	2,881,947
Public Service Enterprise Group, Inc.	19,453	1,643,584
WEC Energy Group, Inc.	48,215	4,534,139
		12,773,741
Oil, Gas & Consumable Fuels–4.37%
Coterra Energy, Inc.	142,360	3,635,874
Diamondback Energy, Inc.	24,873	4,074,944
Williams Cos., Inc.	94,133	5,094,478
		12,805,296
Pharmaceuticals–0.79%
†Jazz Pharmaceuticals PLC	18,725	2,305,984
		2,305,984
Professional Services–1.55%
†Parsons Corp.	21,166	1,952,564
UL Solutions, Inc. Class A	51,880	2,587,774
		4,540,338
Real Estate Management & Development–1.02%
†CBRE Group, Inc. Class A	22,639	2,972,274
		2,972,274
Residential REITs–2.73%
American Homes 4 Rent Class A	74,927	2,803,768
AvalonBay Communities, Inc.	13,871	3,051,204
Mid-America Apartment Communities, Inc.	13,807	2,134,148
		7,989,120
Retail REITs–1.21%
Regency Centers Corp.	48,004	3,548,936
		3,548,936
LVIP JPMorgan Mid Cap Value Fund-2

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.95%
Microchip Technology, Inc.	10,189	$584,339
†ON Semiconductor Corp.	34,738	2,190,231
		2,774,570
Specialized REITs–1.95%
Public Storage	5,665	1,696,328
SBA Communications Corp.	7,165	1,460,227
Weyerhaeuser Co.	90,887	2,558,469
		5,715,024
Specialty Retail–2.67%
†AutoZone, Inc.	1,048	3,355,696
Bath & Body Works, Inc.	50,228	1,947,340
Best Buy Co., Inc.	29,409	2,523,292
		7,826,328
Textiles, Apparel & Luxury Goods–1.75%
Carter's, Inc.	38,734	2,098,995
Ralph Lauren Corp.	13,100	3,025,838
		5,124,833
Total Common Stock (Cost $159,656,188)		280,946,654

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.99%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	11,680,035	$11,680,035
Total Money Market Fund (Cost $11,680,035)		11,680,035

TOTAL INVESTMENTS–99.96% (Cost $171,336,223)	292,626,689
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	125,749
NET ASSETS APPLICABLE TO 30,043,421 SHARES OUTSTANDING–100.00%	$292,752,438
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND STANDARD CLASS ($271,021,781 / 27,807,245 Shares)		$9.746
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND SERVICE CLASS ($21,730,657 / 2,236,176 Shares)		$9.718
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$142,352,332
Distributable earnings/(accumulated loss)		150,400,106
TOTAL NET ASSETS		$292,752,438

†Non-income producing.

★Includes $257,374 payable for fund shares redeemed, $6,225 other accrued expenses payable, $184,428 due to manager and affiliates,
$22,400 payable for audit fee and $21,309 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-3

LVIP JPMorgan Mid Cap Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$5,308,820
EXPENSES:
Management fees	1,921,984
Shareholder servicing fees	85,750
Accounting and administration expenses	64,835
Professional fees	43,917
Distribution fees-Service Class	29,156
Reports and statements to shareholders	16,917
Trustees’ fees and expenses	9,257
Consulting fees	4,584
Custodian fees	3,349
Pricing fees	822
Other	14,519
Total operating expenses	2,195,090
NET INVESTMENT INCOME	3,113,730
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	33,383,866
Net change in unrealized appreciation (depreciation) of investments	2,984,790
NET REALIZED AND UNREALIZED GAIN	36,368,656
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,482,386
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,113,730	$5,052,793
Net realized gain	33,383,866	46,768,050
Net change in unrealized appreciation (depreciation)	2,984,790	(20,740,429)
Net increase in net assets resulting from operations	39,482,386	31,080,414
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(48,235,147)	(48,999,686)
Service Class	(2,469,442)	(64,253)
	(50,704,589)	(49,063,939)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,370,649	30,568,085
Service Class	17,614,095	4,328,113
Reinvestment of dividends and distributions:
Standard Class	48,235,147	48,999,686
Service Class	2,469,442	64,253
	106,689,333	83,960,137
Cost of shares redeemed:
Standard Class	(80,682,534)	(234,450,480)
Service Class	(1,424,307)	(303,983)
	(82,106,841)	(234,754,463)
Increase (decrease) in net assets derived from capital share transactions	24,582,492	(150,794,326)
NET INCREASE (DECREASE) IN NET ASSETS	13,360,289	(168,777,851)
NET ASSETS:
Beginning of year	279,392,149	448,170,000
End of year	$292,752,438	$279,392,149
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-4

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$10.173	$10.430	$13.34	$10.89	$11.81
Income (loss) from investment operations:
Net investment income[2]	0.112	0.133	0.13	0.11	0.12
Net realized and unrealized gain (loss)	1.328	0.852	(1.14)	3.11	(0.28)
Total from investment operations	1.440	0.985	(1.01)	3.22	(0.16)
Less dividends and distributions from:
Net investment income	(0.120)	(0.320)	(0.12)	(0.12)	(0.15)
Net realized gain	(1.747)	(0.922)	(1.78)	(0.65)	(0.61)
Total dividends and distributions	(1.867)	(1.242)	(1.90)	(0.77)	(0.76)
Net asset value, end of period	$9.746	$10.173	$10.43	$13.34	$10.89
Total return[3]	14.29%	10.91%	(8.16% )	29.88%	0.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,021	$275,064	$448,170	$529,038	$447,529
Ratio of expenses to average net assets[4]	0.73%	0.74%	0.77%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	0.77%	0.76%	0.77%
Ratio of net investment income to average net assets	1.07%	1.34%	1.19%	0.86%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.07%	1.34%	1.19%	0.86%	1.19%
Portfolio turnover	35%	14%	22%	22%	20%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Mid Cap Value Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-5

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Service Class
	Year Ended 12/31/24	5/1/23[1] to 12/31/23

Net asset value, beginning of period	$10.159	$9.310
Income from investment operations:
Net investment income[2]	0.084	0.070
Net realized and unrealized gain	1.328	0.959
Total from investment operations	1.412	1.029
Less dividends and distributions from:
Net investment income	(0.106)	(0.180)
Net realized gain	(1.747)	—
Total dividends and distributions	(1.853)	(0.180)
Net asset value, end of period	$9.718	$10.159
Total return[3]	14.02%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,731	$4,328
Ratio of expenses to average net assets	0.98%	0.99%
Ratio of net investment income to average net assets	0.82%	1.09%
Portfolio turnover	35%	14%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-6

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares shown is that of the Predecessor Fund’s Standard Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Mid Cap Value Fund-7

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $8,268 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$23,474
Legal	3,669
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Mid Cap Value Fund-8

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $126 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$172,288
Distribution fees payable to LFD	4,453
Shareholder servicing fees payable to Lincoln Life	7,687
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$100,191,991
Sales	128,113,547
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$174,088,913
Aggregate unrealized appreciation of investments	$124,407,824
Aggregate unrealized depreciation of investments	(5,870,048)
Net unrealized appreciation of investments	$118,537,776
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Mid Cap Value Fund-9

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$280,946,654	$—	$—	$280,946,654
Money Market Fund	11,680,035	—	—	11,680,035
Total Investments	$292,626,689	$—	$—	$292,626,689
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income*	$4,481,323	$11,454,912
Long-term capital gains	46,223,266	37,609,027
Total	$50,704,589	$49,063,939

*	Short-term gain distributions were treated as ordinary income for income tax purposes
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$31,874,497
Other temporary differences	(12,167)
Net unrealized appreciation	118,537,776
Distributable earnings/(accumulated loss)	$150,400,106
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments and rounding:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(31,669)	$31,669
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP JPMorgan Mid Cap Value Fund-10

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	3,651,082	3,076,660
Service Class	1,692,369	451,622
Shares reinvested:
Standard Class	4,916,564	5,353,118
Service Class	252,414	6,450
	10,512,429	8,887,850
Shares redeemed:
Standard Class	(7,799,838)	(24,344,783)
Service Class	(134,641)	(32,038)
	(7,934,479)	(24,376,821)
Net increase (decrease)	2,577,950	(15,488,971)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Mid Cap Value Fund-11

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Mid Cap Value Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Mid Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and the financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP JPMorgan Mid Cap Value Fund–13

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.66%
Equity Funds–23.49%
JPMorgan BetaBuilders MSCI U.S. REIT ETF	4,304	$403,027
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	58,179	5,598,553
✧JPMorgan Equity Index Fund	310,364	27,383,453
JPMorgan Realty Income ETF	25,610	1,210,841
✧JPMorgan Small Cap Equity Fund	19,402	1,060,495
✧JPMorgan Small Cap Growth Fund	45,801	1,022,279
✧JPMorgan Small Cap Value Fund	37,044	1,021,676
✧JPMorgan U.S. Equity Fund	365,472	9,133,137
		46,833,461
Fixed Income Funds–55.09%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	102,403	4,718,730
✧JPMorgan Core Bond Fund	7,546,083	76,366,363
✧JPMorgan High Yield Fund	2,894,598	18,785,939
JPMorgan Inflation Managed Bond ETF	212,969	9,966,949
		109,837,981
Global Equity Fund–4.00%
JPMorgan Global Select Equity ETF	132,769	7,971,451
		7,971,451
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.52%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	98,501	$3,684,923
JPMorgan BetaBuilders International Equity ETF	77,041	4,399,041
✧JPMorgan Emerging Markets Equity Fund	48,709	1,473,926
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	137,355	2,214,162
✧JPMorgan International Equity Fund	282,893	5,267,465
JPMorgan International Research Enhanced Equity ETF	135,376	7,920,850
		24,960,367
Money Market Fund–4.56%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 4.62%)	9,081,468	9,085,101
		9,085,101
Total Investment Companies (Cost $179,368,690)		198,688,361

TOTAL INVESTMENTS–99.66% (Cost $179,368,690)	198,688,361
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	686,205
NET ASSETS APPLICABLE TO 15,868,436 SHARES OUTSTANDING–100.00%	$199,374,566
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($165,165,676 / 13,143,574 Shares)		$12.566
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($34,208,890 / 2,724,862 Shares)		$12.554
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$184,713,273
Distributable earnings/(accumulated loss)		14,661,293
TOTAL NET ASSETS		$199,374,566

✧Class R-6 shares.

★Includes $1,030,863 payable for securities purchased, $132,293 payable for fund shares redeemed, $9,562 other accrued expenses payable,
$64,762 due to manager and affiliates, $31,500 payable for audit fee and $22,077 payable for fund accounting fee as of December 31, 2024.

LVIP JPMorgan Retirement Income Fund-1

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-2

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$7,414,545
Interest	18,584
7,433,129
EXPENSES:
Management fees	1,535,834
Distribution fees-Service Class	83,637
Shareholder servicing fees	59,385
Accounting and administration expenses	57,083
Professional fees	42,934
Reports and statements to shareholders	12,272
Custodian fees	7,407
Trustees’ fees and expenses	6,584
Consulting fees	5,909
Other	5,347
1,816,392
Less:
Management fees waived	(921,500)
Expenses reimbursed	(33,100)
Total operating expenses	861,792
NET INVESTMENT INCOME	6,571,337
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments[1]	6,166,891
Distributions from investment companies	626,326
Foreign currencies	(3)
Futures contracts	230,513
Net realized gain	7,023,727
Net change in unrealized appreciation (depreciation) of:
Investments	2,287,059
Foreign currencies	2
Futures contracts	(142,080)
Net change in unrealized appreciation (depreciation)	2,144,981
NET REALIZED AND UNREALIZED GAIN	9,168,708
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,740,045

[1]	Includes $3,358 reimbursement from the Fund's previous Sub-Adviser. See Note 2 in the Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,571,337	$6,135,915
Net realized gain	7,023,727	124,010
Net change in unrealized appreciation (depreciation)	2,144,981	15,891,996
Net increase in net assets resulting from operations	15,740,045	22,151,921
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,156,530)	(6,037,805)
Service Class	(982,924)	(1,039,370)
	(6,139,454)	(7,077,175)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,538,955	32,210,943
Service Class	6,145,934	5,775,868
Reinvestment of dividends and distributions:
Standard Class	5,156,530	6,037,805
Service Class	982,924	1,039,370
	18,824,343	45,063,986
Cost of shares redeemed:
Standard Class	(28,509,322)	(22,704,267)
Service Class	(7,326,057)	(32,344,883)
	(35,835,379)	(55,049,150)
Decrease in net assets derived from capital share transactions	(17,011,036)	(9,985,164)
NET INCREASE (DECREASE) IN NET ASSETS	(7,410,445)	5,089,582
NET ASSETS:
Beginning of year	206,785,011	201,695,429
End of year	$199,374,566	$206,785,011
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-3

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.014	$11.151	$13.564	$13.267	$12.562
Income (loss) from investment operations:
Net investment income[1]	0.409	0.358	0.291	0.245	0.256
Net realized and unrealized gain (loss)	0.547	0.933	(2.107)	0.532	0.928
Total from investment operations	0.956	1.291	(1.816)	0.777	1.184
Less dividends and distributions from:
Net investment income	(0.404)	(0.428)	(0.241)	(0.312)	(0.328)
Net realized gain	—	—	(0.356)	(0.168)	(0.151)
Total dividends and distributions	(0.404)	(0.428)	(0.597)	(0.480)	(0.479)
Net asset value, end of period	$12.566	$12.014	$11.151	$13.564	$13.267
Total return[2]	7.96%	11.60%	(13.33% )	5.87%	9.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$165,166	$173,857	$146,449	$170,271	$179,898
Ratio of expenses to average net assets[3]	0.38%	0.38%	0.41%	0.52%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.85%	0.85%	0.87%	0.87%	0.89%
Ratio of net investment income to average net assets	3.25%	3.07%	2.42%	1.80%	2.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.78%	2.60%	1.96%	1.45%	1.64%
Portfolio turnover	20%	17%	70%	51%	44%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-4

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.003	$11.140	$13.552	$13.256	$12.554
Income (loss) from investment operations:
Net investment income[1]	0.377	0.329	0.260	0.211	0.224
Net realized and unrealized gain (loss)	0.546	0.930	(2.105)	0.531	0.925
Total from investment operations	0.923	1.259	(1.845)	0.742	1.149
Less dividends and distributions from:
Net investment income	(0.372)	(0.396)	(0.211)	(0.278)	(0.296)
Net realized gain	—	—	(0.356)	(0.168)	(0.151)
Total dividends and distributions	(0.372)	(0.396)	(0.567)	(0.446)	(0.447)
Net asset value, end of period	$12.554	$12.003	$11.140	$13.552	$13.256
Total return[2]	7.70%	11.32%	(13.55% )	5.60%	9.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,209	$32,928	$55,246	$62,363	$59,776
Ratio of expenses to average net assets[3]	0.63%	0.63%	0.66%	0.77%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	1.10%	1.10%	1.12%	1.12%	1.14%
Ratio of net investment income to average net assets	3.00%	2.82%	2.17%	1.55%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.53%	2.35%	1.71%	1.20%	1.39%
Portfolio turnover	20%	17%	70%	51%	44%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-5

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation (LFI). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities,
LVIP JPMorgan Retirement Income Fund-6

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class and 0.63% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$91,834	$49,718	$33,100	$174,652
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
During the period ended December 31, 2024, the Macquarie Investment Management Business Trust, the Fund' s previous sub-adviser, made a $3,358 reimbursement to the fund for a trading error that occurred during prior reporting periods. The reimbursement is included in the Net realized gain from Investments on the Statement of Operations.
LVIP JPMorgan Retirement Income Fund-7

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$16,954
Legal	2,575
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,512 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$52,456
Distribution fees payable to LFD	7,329
Shareholder servicing fees payable to Lincoln Life	4,977
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$38,055,819
Sales other than U.S. government securities	45,214,175
Sales of U.S. government securities	383,865
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$180,649,630
Aggregate unrealized appreciation of investments	$21,888,273
Aggregate unrealized depreciation of investments	(3,849,541)
Net unrealized appreciation of investments	$18,038,732
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP JPMorgan Retirement Income Fund-8

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$198,688,361	$—	$—	$198,688,361
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$6,139,454	$7,077,175
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$673,495
Capital loss carryforward	(3,924,555)
Other temporary differences	(126,379)
Net unrealized appreciation	18,038,732
Distributable earnings/(accumulated loss)	$14,661,293
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Long-Term	Total
$3,924,555	$3,924,555
In 2024, the Fund utilized $7,143,959 of capital loss carryforwards.
LVIP JPMorgan Retirement Income Fund-9

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	521,612	2,776,960
Service Class	486,927	491,982
Shares reinvested:
Standard Class	411,142	503,366
Service Class	78,439	86,773
	1,498,120	3,859,081
Shares redeemed:
Standard Class	(2,260,889)	(1,942,432)
Service Class	(583,793)	(2,794,596)
	(2,844,682)	(4,737,028)
Net decrease	(1,346,562)	(877,947)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
LVIP JPMorgan Retirement Income Fund-10

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$221,293	$86,866
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,220	(228,946)
Total		$230,513	$(142,080)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$2,532,203	$446,445
9. Risk Factors
Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Retirement Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Retirement Income Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.32%
Aerospace & Defense–0.57%
†Boeing Co.	649	$114,873
General Electric Co.	4,800	800,592
Textron, Inc.	2,415	184,723
TransDigm Group, Inc.	323	409,331
Woodward, Inc.	9,732	1,619,600
		3,129,119
Air Freight & Logistics–0.14%
FedEx Corp.	1,623	456,599
†GXO Logistics, Inc.	4,190	182,265
United Parcel Service, Inc. Class B	1,041	131,270
		770,134
Banks–5.21%
Bank of America Corp.	49,022	2,154,517
Citigroup, Inc.	11,869	835,459
Citizens Financial Group, Inc.	14,801	647,692
Cullen/Frost Bankers, Inc.	391	52,492
East West Bancorp, Inc.	2,351	225,132
Fifth Third Bancorp	125,578	5,309,438
First Citizens BancShares, Inc. Class A	2,662	5,624,859
First Horizon Corp.	21,303	429,042
FNB Corp.	2,170	32,073
KeyCorp	5,762	98,761
M&T Bank Corp.	25,758	4,842,762
Pinnacle Financial Partners, Inc.	768	87,851
Popular, Inc.	4,486	421,953
Regions Financial Corp.	192,172	4,519,885
Synovus Financial Corp.	1,809	92,675
Truist Financial Corp.	18,951	822,094
Webster Financial Corp.	2,702	149,204
Wells Fargo & Co.	29,265	2,055,574
Western Alliance Bancorp	750	62,655
Wintrust Financial Corp.	1,105	137,805
		28,601,923
Beverages–1.24%
Coca-Cola Co.	12,823	798,360
Constellation Brands, Inc. Class A	10,940	2,417,740
Keurig Dr. Pepper, Inc.	94,857	3,046,807
PepsiCo, Inc.	3,529	536,620
		6,799,527
Biotechnology–0.89%
AbbVie, Inc.	7,005	1,244,789
†Alnylam Pharmaceuticals, Inc.	1,099	258,606
Amgen, Inc.	1,267	330,231
†BioMarin Pharmaceutical, Inc.	2,146	141,057
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences Corp.	8,358	$469,636
†Exelixis, Inc.	628	20,912
Gilead Sciences, Inc.	8,617	795,952
†Incyte Corp.	224	15,472
†Neurocrine Biosciences, Inc.	3,650	498,225
†Regeneron Pharmaceuticals, Inc.	886	631,124
†Sarepta Therapeutics, Inc.	297	36,112
†Ultragenyx Pharmaceutical, Inc.	1,105	46,487
†United Therapeutics Corp.	449	158,425
†Vertex Pharmaceuticals, Inc.	563	226,720
		4,873,748
Broadline Retail–0.13%
†Amazon.com, Inc.	2,212	485,291
eBay, Inc.	3,413	211,435
		696,726
Building Products–1.81%
†Builders FirstSource, Inc.	4,599	657,335
Carlisle Cos., Inc.	11,549	4,259,733
Fortune Brands Innovations, Inc.	51,539	3,521,660
Trane Technologies PLC	4,039	1,491,805
		9,930,533
Capital Markets–5.86%
Ameriprise Financial, Inc.	17,713	9,430,933
ARES Management Corp. Class A	525	92,941
Blue Owl Capital, Inc.	102,531	2,384,871
Cboe Global Markets, Inc.	2,463	481,270
Charles Schwab Corp.	5,222	386,480
CME Group, Inc.	2,958	686,936
†Coinbase Global, Inc. Class A	2,329	578,291
Goldman Sachs Group, Inc.	950	543,989
Interactive Brokers Group, Inc. Class A	1,264	223,311
Janus Henderson Group PLC	808	34,364
KKR & Co., Inc.	1,105	163,441
LPL Financial Holdings, Inc.	1,622	529,599
Morgan Stanley	6,321	794,676
Morningstar, Inc.	425	143,123
MSCI, Inc.	746	447,607
Nasdaq, Inc.	16,445	1,271,363
Northern Trust Corp.	16,411	1,682,128
Raymond James Financial, Inc.	42,554	6,609,913
†Robinhood Markets, Inc. Class A	4,441	165,472
S&P Global, Inc.	1,264	629,510
State Street Corp.	49,430	4,851,554
Virtu Financial, Inc. Class A	493	17,590
		32,149,362
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.58%
†Axalta Coating Systems Ltd.	10,074	$344,732
Celanese Corp.	21,061	1,457,632
CF Industries Holdings, Inc.	1,423	121,410
Chemours Co.	3,174	53,641
Corteva, Inc.	5,986	340,963
Dow, Inc.	21,205	850,957
DuPont de Nemours, Inc.	3,845	293,181
Eastman Chemical Co.	2,414	220,447
FMC Corp.	1,423	69,172
Huntsman Corp.	6,635	119,629
International Flavors & Fragrances, Inc.	3,266	276,140
Linde PLC	1,451	607,490
PPG Industries, Inc.	2,146	256,340
RPM International, Inc.	29,605	3,643,191
		8,654,925
Commercial Services & Supplies–0.78%
Republic Services, Inc.	5,561	1,118,762
Veralto Corp.	28,024	2,854,244
Waste Management, Inc.	1,495	301,676
		4,274,682
Communications Equipment–0.30%
†Ciena Corp.	3,879	328,978
†Lumentum Holdings, Inc.	2,368	198,794
Motorola Solutions, Inc.	2,365	1,093,174
		1,620,946
Construction & Engineering–0.35%
EMCOR Group, Inc.	195	88,510
†MasTec, Inc.	4,794	652,655
Quanta Services, Inc.	2,371	749,355
†WillScot Holdings Corp.	13,565	453,749
		1,944,269
Construction Materials–0.83%
Martin Marietta Materials, Inc.	8,650	4,467,725
Vulcan Materials Co.	296	76,140
		4,543,865
Consumer Finance–0.66%
Discover Financial Services	20,682	3,582,743
OneMain Holdings, Inc.	615	32,060
		3,614,803
Consumer Staples Distribution & Retail–2.10%
Albertsons Cos., Inc. Class A	6,416	126,010
†BJ's Wholesale Club Holdings, Inc.	2,791	249,376
Casey's General Stores, Inc.	400	158,492
Costco Wholesale Corp.	396	362,843
Kroger Co.	61,718	3,774,056
†Maplebear, Inc.	5,535	229,260
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Performance Food Group Co.	6,648	$562,088
†U.S. Foods Holding Corp.	72,227	4,872,434
Walmart, Inc.	13,204	1,192,981
		11,527,540
Containers & Packaging–2.84%
=†Ardagh Group SA	3,700	91,575
Ball Corp.	44,538	2,455,380
Berry Global Group, Inc.	12,687	820,468
Crown Holdings, Inc.	4,005	331,174
Graphic Packaging Holding Co.	70,626	1,918,202
International Paper Co.	77,978	4,196,776
Packaging Corp. of America	12,727	2,865,230
Silgan Holdings, Inc.	55,324	2,879,614
		15,558,419
Distributors–0.71%
Genuine Parts Co.	33,603	3,923,486
		3,923,486
Diversified Consumer Services–0.18%
†Bright Horizons Family Solutions, Inc.	1,812	200,860
H&R Block, Inc.	15,153	800,685
		1,001,545
Diversified Telecommunication Services–0.09%
Iridium Communications, Inc.	2,727	79,137
Verizon Communications, Inc.	10,827	432,972
		512,109
Electric Utilities–2.66%
Entergy Corp.	1,796	136,173
NextEra Energy, Inc.	11,536	827,016
NRG Energy, Inc.	6,335	571,544
OGE Energy Corp.	4,491	185,254
PG&E Corp.	371,391	7,494,670
Southern Co.	7,448	613,119
Xcel Energy, Inc.	70,403	4,753,610
		14,581,386
Electrical Equipment–2.86%
Acuity Brands, Inc.	15,069	4,402,107
AMETEK, Inc.	30,070	5,420,418
Eaton Corp. PLC	2,046	679,006
Hubbell, Inc.	11,609	4,862,894
nVent Electric PLC	4,813	328,054
		15,692,479
Electronic Equipment, Instruments & Components–3.76%
Amphenol Corp. Class A	10,858	754,088
†Arrow Electronics, Inc.	1,078	121,944
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Coherent Corp.	2,465	$233,510
†Flex Ltd.	77,498	2,975,148
Jabil, Inc.	24,187	3,480,509
TD SYNNEX Corp.	26,908	3,155,770
†Teledyne Technologies, Inc.	10,867	5,043,701
Vontier Corp.	11,205	408,646
†Zebra Technologies Corp. Class A	11,615	4,485,945
		20,659,261
Energy Equipment & Services–0.99%
Baker Hughes Co.	126,065	5,171,187
Halliburton Co.	5,975	162,460
TechnipFMC PLC	2,698	78,080
		5,411,727
Entertainment–1.40%
Electronic Arts, Inc.	1,847	270,216
†Liberty Media Corp.-Liberty Formula One Class A	6,170	518,527
†Liberty Media Corp.-Liberty Live Class C	835	56,830
†Roku, Inc.	1,045	77,685
†Take-Two Interactive Software, Inc.	14,808	2,725,857
†TKO Group Holdings, Inc.	2,315	328,985
Walt Disney Co.	8,429	938,569
Warner Music Group Corp. Class A	89,089	2,761,759
		7,678,428
Financial Services–3.16%
Apollo Global Management, Inc.	1,393	230,068
†Berkshire Hathaway, Inc. Class B	3,547	1,607,784
†Block, Inc.	40,800	3,467,592
Corebridge Financial, Inc.	9,309	278,618
Equitable Holdings, Inc.	3,019	142,406
Fidelity National Information Services, Inc.	65,631	5,301,016
Global Payments, Inc.	1,732	194,088
Mastercard, Inc. Class A	2,088	1,099,478
MGIC Investment Corp.	210,300	4,986,213
Voya Financial, Inc.	574	39,509
		17,346,772
Food Products–2.06%
Archer-Daniels-Midland Co.	1,860	93,967
Bunge Global SA	3,082	239,656
†Freshpet, Inc.	1,969	291,629
General Mills, Inc.	54,252	3,459,650
Hershey Co.	15,073	2,552,613
Ingredion, Inc.	5,817	800,186
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	3,690	$220,404
†Pilgrim's Pride Corp.	3,716	168,669
†Post Holdings, Inc.	27,161	3,108,848
Tyson Foods, Inc. Class A	6,037	346,765
		11,282,387
Gas Utilities–0.03%
Atmos Energy Corp.	354	49,302
MDU Resources Group, Inc.	7,655	137,943
		187,245
Ground Transportation–1.13%
CSX Corp.	17,254	556,787
JB Hunt Transport Services, Inc.	27,437	4,682,398
Knight-Swift Transportation Holdings, Inc.	2,903	153,975
Landstar System, Inc.	637	109,475
Norfolk Southern Corp.	1,441	338,203
Schneider National, Inc. Class B	3,555	104,090
†XPO, Inc.	1,950	255,743
		6,200,671
Health Care Equipment & Supplies–1.66%
†Align Technology, Inc.	4,234	882,831
†Boston Scientific Corp.	8,733	780,032
Dentsply Sirona, Inc.	1,312	24,902
†Dexcom, Inc.	2,173	168,994
GE HealthCare Technologies, Inc.	30,488	2,383,552
†Globus Medical, Inc. Class A	46,838	3,873,971
†Hologic, Inc.	3,655	263,489
†Inspire Medical Systems, Inc.	1,679	311,253
†Insulet Corp.	367	95,813
Medtronic PLC	4,104	327,827
		9,112,664
Health Care Providers & Services–5.12%
Cardinal Health, Inc.	4,865	575,383
Cencora, Inc.	27,978	6,286,097
Cigna Group	2,371	654,728
†DaVita, Inc.	1,041	155,682
Elevance Health, Inc.	1,031	380,336
HCA Healthcare, Inc.	1,063	319,059
†Henry Schein, Inc.	64,555	4,467,206
Humana, Inc.	15,929	4,041,347
Labcorp Holdings, Inc.	6,476	1,485,076
McKesson Corp.	2,162	1,232,145
Premier, Inc. Class A	4,319	91,563
Quest Diagnostics, Inc.	31,428	4,741,228
†Tenet Healthcare Corp.	1,244	157,030
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	2,488	$1,258,580
Universal Health Services, Inc. Class B	12,704	2,279,352
		28,124,812
Health Care REITs–0.59%
Healthcare Realty Trust, Inc.	9,091	154,093
Healthpeak Properties, Inc.	2,772	56,188
Ventas, Inc.	50,987	3,002,624
		3,212,905
Hotel & Resort REITs–0.47%
Host Hotels & Resorts, Inc.	147,586	2,585,707
Park Hotels & Resorts, Inc.	1,378	19,388
		2,605,095
Hotels, Restaurants & Leisure–2.45%
Aramark	5,354	199,758
†Chipotle Mexican Grill, Inc.	9,022	544,026
Darden Restaurants, Inc.	18,923	3,532,735
†DoorDash, Inc. Class A	4,360	731,390
†DraftKings, Inc. Class A	2,944	109,517
†Expedia Group, Inc.	21,609	4,026,405
Hilton Worldwide Holdings, Inc.	6,826	1,687,114
McDonald's Corp.	3,553	1,029,979
Royal Caribbean Cruises Ltd.	4,055	935,448
Texas Roadhouse, Inc.	2,259	407,591
Travel & Leisure Co.	4,948	249,627
		13,453,590
Household Durables–0.90%
Dr. Horton, Inc.	2,951	412,609
Lennar Corp. Class A	2,686	366,290
†Mohawk Industries, Inc.	28,938	3,447,384
PulteGroup, Inc.	3,420	372,438
Toll Brothers, Inc.	2,554	321,676
		4,920,397
Household Products–0.21%
Procter & Gamble Co.	6,970	1,168,520
		1,168,520
Independent Power and Renewable Electricity Producers–0.25%
AES Corp.	24,124	310,476
Clearway Energy, Inc. Class C	672	17,472
Vistra Corp.	7,463	1,028,924
		1,356,872
Industrial Conglomerates–0.12%
Honeywell International, Inc.	2,973	671,571
		671,571
Industrial REITs–0.07%
EastGroup Properties, Inc.	970	155,675
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	2,401	$120,362
Prologis, Inc.	910	96,187
		372,224
Insurance–5.23%
Arch Capital Group Ltd.	65,791	6,075,799
Arthur J Gallagher & Co.	4,301	1,220,839
Assured Guaranty Ltd.	1,289	116,023
Axis Capital Holdings Ltd.	547	48,475
†Brighthouse Financial, Inc.	3,838	184,377
Brown & Brown, Inc.	825	84,166
Everest Group Ltd.	771	279,457
Fidelity National Financial, Inc.	3,631	203,844
First American Financial Corp.	3,591	224,222
Hartford Financial Services Group, Inc.	45,169	4,941,489
Loews Corp.	88,845	7,524,283
MetLife, Inc.	6,354	520,265
Principal Financial Group, Inc.	555	42,963
Progressive Corp.	2,311	553,739
Reinsurance Group of America, Inc.	376	80,325
RenaissanceRe Holdings Ltd.	158	39,312
RLI Corp.	499	82,250
Ryan Specialty Holdings, Inc.	6,468	414,987
Travelers Cos., Inc.	2,350	566,091
Unum Group	11,478	838,238
W.R. Berkley Corp.	76,521	4,478,009
Willis Towers Watson PLC	544	170,403
		28,689,556
Interactive Media & Services–0.61%
Alphabet, Inc. Class A	1,197	226,592
Alphabet, Inc. Class C	1,055	200,914
†IAC, Inc.	55,454	2,392,286
†Match Group, Inc.	1,686	55,149
Meta Platforms, Inc. Class A	542	317,346
†Pinterest, Inc. Class A	5,810	168,490
		3,360,777
IT Services–1.38%
Accenture PLC Class A	1,220	429,184
†Akamai Technologies, Inc.	1,875	179,344
†Cloudflare, Inc. Class A	4,063	437,504
†Gartner, Inc.	1,799	871,561
†Globant SA	386	82,766
†GoDaddy, Inc. Class A	26,926	5,314,385
†MongoDB, Inc.	1,166	271,456
		7,586,200
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.37%
†10X Genomics, Inc. Class A	3,495	$50,188
Agilent Technologies, Inc.	1,878	252,291
†Charles River Laboratories International, Inc.	239	44,119
†Illumina, Inc.	2,423	323,785
†IQVIA Holdings, Inc.	1,207	237,188
†Qiagen NV	1,591	70,847
†Repligen Corp.	33	4,750
Revvity, Inc.	437	48,774
Thermo Fisher Scientific, Inc.	1,953	1,016,009
		2,047,951
Machinery–4.86%
Allison Transmission Holdings, Inc.	17,909	1,935,247
Cummins, Inc.	2,131	742,867
Deere & Co.	1,369	580,045
Dover Corp.	24,153	4,531,103
†Gates Industrial Corp. PLC	17,702	364,130
Ingersoll Rand, Inc.	57,123	5,167,347
ITT, Inc.	33,042	4,721,041
Lincoln Electric Holdings, Inc.	23,558	4,416,418
Otis Worldwide Corp.	5,712	528,988
PACCAR, Inc.	4,692	488,062
Parker-Hannifin Corp.	1,543	981,394
Snap-on, Inc.	4,385	1,488,620
Timken Co.	4,209	300,396
Westinghouse Air Brake Technologies Corp.	2,212	419,373
		26,665,031
Media–0.38%
Comcast Corp. Class A	25,327	950,522
†Liberty Broadband Corp. Class C	354	26,465
News Corp. Class A	5,238	144,255
Nexstar Media Group, Inc.	195	30,804
Sirius XM Holdings, Inc.	17,102	389,926
†Trade Desk, Inc. Class A	4,614	542,283
		2,084,255
Metals & Mining–0.63%
Alcoa Corp.	1,967	74,313
Freeport-McMoRan, Inc.	56,145	2,138,002
Nucor Corp.	6,126	714,965
Steel Dynamics, Inc.	4,197	478,752
U.S. Steel Corp.	1,538	52,277
		3,458,309
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.02%
Annaly Capital Management, Inc.	2,607	$47,708
Rithm Capital Corp.	5,758	62,359
		110,067
Multi-Utilities–3.52%
Ameren Corp.	4,447	396,406
CenterPoint Energy, Inc.	2,454	77,866
CMS Energy Corp.	81,529	5,433,908
Consolidated Edison, Inc.	3,332	297,314
DTE Energy Co.	1,507	181,970
NiSource, Inc.	103,214	3,794,147
Public Service Enterprise Group, Inc.	32,462	2,742,714
Sempra	5,601	491,320
WEC Energy Group, Inc.	62,509	5,878,346
		19,293,991
Office REITs–0.03%
BXP, Inc.	953	70,865
Cousins Properties, Inc.	764	23,409
Highwoods Properties, Inc.	1,423	43,515
		137,789
Oil, Gas & Consumable Fuels–4.49%
Cheniere Energy, Inc.	6,153	1,322,095
Chevron Corp.	3,819	553,144
ConocoPhillips	15,310	1,518,293
Coterra Energy, Inc.	195,844	5,001,856
Devon Energy Corp.	9,535	312,081
Diamondback Energy, Inc.	34,223	5,606,754
EOG Resources, Inc.	4,295	526,481
EQT Corp.	1,246	57,453
Exxon Mobil Corp.	14,973	1,610,646
Hess Corp.	2,306	306,721
Marathon Petroleum Corp.	617	86,071
Matador Resources Co.	2,169	122,028
Ovintiv, Inc.	2,372	96,066
Permian Resources Corp.	4,174	60,022
Range Resources Corp.	1,514	54,474
Targa Resources Corp.	4,196	748,986
Williams Cos., Inc.	122,946	6,653,837
		24,637,008
Paper & Forest Products–0.05%
Louisiana-Pacific Corp.	2,104	217,869
†Magnera Corp.	2,094	38,048
		255,917
Passenger Airlines–0.20%
Delta Air Lines, Inc.	14,911	902,115
†United Airlines Holdings, Inc.	2,180	211,678
		1,113,793
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.06%
†BellRing Brands, Inc.	4,267	$321,476
		321,476
Pharmaceuticals–0.95%
Bristol-Myers Squibb Co.	17,797	1,006,598
†Jazz Pharmaceuticals PLC	26,557	3,270,495
Johnson & Johnson	3,325	480,862
Merck & Co., Inc.	2,813	279,837
Pfizer, Inc.	5,933	157,402
Viatris, Inc.	2,742	34,138
		5,229,332
Professional Services–1.44%
Equifax, Inc.	835	212,800
KBR, Inc.	17,754	1,028,489
Leidos Holdings, Inc.	3,812	549,157
ManpowerGroup, Inc.	1,612	93,044
†Parsons Corp.	26,872	2,478,942
UL Solutions, Inc. Class A	70,701	3,526,566
Verisk Analytics, Inc.	133	36,632
		7,925,630
Real Estate Management & Development–1.12%
†CBRE Group, Inc. Class A	41,431	5,439,476
†Jones Lang LaSalle, Inc.	1,318	333,638
†Zillow Group, Inc. Class A	4,926	356,601
		6,129,715
Residential REITs–2.16%
American Homes 4 Rent Class A	103,106	3,858,227
AvalonBay Communities, Inc.	19,348	4,255,980
Camden Property Trust	3,110	360,884
Equity Residential	3,240	232,502
Invitation Homes, Inc.	7,126	227,818
Mid-America Apartment Communities, Inc.	18,494	2,858,618
UDR, Inc.	1,844	80,048
		11,874,077
Retail REITs–1.09%
Agree Realty Corp.	5,097	359,084
Brixmor Property Group, Inc.	23,562	655,966
Federal Realty Investment Trust	182	20,375
Regency Centers Corp.	65,560	4,846,851
Simon Property Group, Inc.	535	92,132
		5,974,408
Semiconductors & Semiconductor Equipment–1.50%
†Advanced Micro Devices, Inc.	1,337	161,496
Entegris, Inc.	2,593	256,863
Lam Research Corp.	9,819	709,226
Marvell Technology, Inc.	12,161	1,343,183
Microchip Technology, Inc.	12,814	734,883
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	3,909	$328,982
NXP Semiconductors NV	1,711	355,631
†ON Semiconductor Corp.	46,225	2,914,486
†Onto Innovation, Inc.	954	159,003
QUALCOMM, Inc.	800	122,896
Skyworks Solutions, Inc.	981	86,995
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,894	374,046
Texas Instruments, Inc.	3,675	689,099
		8,236,789
Software–1.13%
†Cadence Design Systems, Inc.	3,552	1,067,234
†Datadog, Inc. Class A	3,400	485,826
†DocuSign, Inc.	4,059	365,067
†DoubleVerify Holdings, Inc.	802	15,406
†Fair Isaac Corp.	142	282,712
†HubSpot, Inc.	275	191,612
Microsoft Corp.	928	391,152
†MicroStrategy, Inc. Class A	1,050	304,101
†Nutanix, Inc. Class A	4,897	299,598
Oracle Corp.	2,376	395,937
†Palantir Technologies, Inc. Class A	5,462	413,091
Salesforce, Inc.	1,871	625,531
†SentinelOne, Inc. Class A	14,458	320,968
†Synopsys, Inc.	1,400	679,504
†Teradata Corp.	2,568	79,993
†Zscaler, Inc.	1,468	264,842
		6,182,574
Specialized REITs–2.11%
CubeSmart	3,204	137,291
Digital Realty Trust, Inc.	2,520	446,872
Equinix, Inc.	770	726,025
Extra Space Storage, Inc.	2,869	429,202
Gaming & Leisure Properties, Inc.	8,424	405,700
Public Storage	7,192	2,153,573
SBA Communications Corp.	13,196	2,689,345
VICI Properties, Inc.	19,402	566,733
Weyerhaeuser Co.	143,722	4,045,774
		11,600,515
Specialty Retail–2.44%
†AutoNation, Inc.	1,085	184,276
†AutoZone, Inc.	1,346	4,309,892
Bath & Body Works, Inc.	70,331	2,726,733
Best Buy Co., Inc.	42,230	3,623,334
†Carvana Co.	1,569	319,072
Dick's Sporting Goods, Inc.	645	147,602
Lowe's Cos., Inc.	4,837	1,193,771
Murphy USA, Inc.	336	168,588
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Penske Automotive Group, Inc.	965	$147,105
Ross Stores, Inc.	2,818	426,279
†Valvoline, Inc.	4,685	169,503
		13,416,155
Technology Hardware, Storage & Peripherals–0.42%
Hewlett Packard Enterprise Co.	19,556	417,521
HP, Inc.	15,690	511,965
NetApp, Inc.	3,334	387,011
†Pure Storage, Inc. Class A	5,908	362,928
Seagate Technology Holdings PLC	4,269	368,457
†Western Digital Corp.	4,343	258,973
		2,306,855
Textiles, Apparel & Luxury Goods–1.51%
†Capri Holdings Ltd.	7,726	162,710
Carter's, Inc.	49,108	2,661,162
†Crocs, Inc.	1,281	140,308
†Deckers Outdoor Corp.	3,052	619,831
Ralph Lauren Corp.	16,832	3,887,855
†Skechers USA, Inc. Class A	3,850	258,874
Tapestry, Inc.	5,004	326,911
VF Corp.	10,917	234,279
		8,291,930
Tobacco–0.21%
Philip Morris International, Inc.	9,720	1,169,802
		1,169,802
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.23%
†Core & Main, Inc. Class A	5,707	$290,543
Ferguson Enterprises, Inc.	2,144	372,134
United Rentals, Inc.	849	598,070
		1,260,747
Water Utilities–0.02%
American Water Works Co., Inc.	660	82,164
Essential Utilities, Inc.	929	33,741
		115,905
Total Common Stock (Cost $340,086,975)		517,643,221
RIGHTS–0.00%
=†Mirati Therapeutics, Inc.	3,008	8,964
Total Rights (Cost $2,105)		8,964

MONEY MARKET FUND–5.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	28,833,613	28,833,613
Total Money Market Fund (Cost $28,833,613)		28,833,613

TOTAL INVESTMENTS–99.58% (Cost $368,922,693)	546,485,798
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	2,331,321
NET ASSETS APPLICABLE TO 28,437,331 SHARES OUTSTANDING–100.00%	$548,817,119
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($47,879,118 / 2,456,956 Shares)	$19.487
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($500,938,001 / 25,980,375 Shares)	$19.281
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$315,552,088
Distributable earnings/(accumulated loss)	233,265,031
TOTAL NET ASSETS	$548,817,119

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,492,592 cash collateral held at broker for futures contracts, $17,340 variation margin due from broker on futures contracts,
$159,735 payable for fund shares redeemed, $24,427 other accrued expenses payable, $459,011 due to manager and affiliates, $25,560 payable for audit fee and $46,873 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$78,144	$79,658	3/17/25	$—	$(1,514)
1	Euro	129,856	131,900	3/17/25	—	(2,044)
1	Japanese Yen	80,125	83,244	3/17/25	—	(3,119)
					—	(6,677)
Equity Contracts:
17	E-mini Russell 2000 Index	1,912,330	2,062,096	3/21/25	—	(149,766)
17	E-mini S&P 500 Index	5,045,387	5,204,720	3/21/25	—	(159,333)
47	E-mini S&P MidCap 400 Index	14,789,490	15,722,883	3/21/25	—	(933,393)
2	Euro STOXX 50 Index	101,120	103,619	3/21/25	—	(2,499)
1	FTSE 100 Index	102,412	104,648	3/21/25	—	(2,236)
					—	(1,247,227)
Total Futures Contracts					$—	$(1,253,904)

[1]	See Note 8 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$10,935,010
Foreign taxes withheld	(4,104)
10,930,906
EXPENSES:
Management fees	4,088,411
Distribution fees-Service Class	1,328,123
Shareholder servicing fees	167,683
Accounting and administration expenses	136,784
Professional fees	50,988
Custodian fees	24,936
Reports and statements to shareholders	24,000
Trustees’ fees and expenses	18,537
Consulting fees	13,961
Pricing fees	4,853
Other	23,978
5,882,254
Less:
Management fees waived	(86,733)
Total operating expenses	5,795,521
NET INVESTMENT INCOME	5,135,385
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	67,686,110
Foreign currencies	55
Futures contracts	3,747,785
Net realized gain	71,433,950
Net change in unrealized appreciation (depreciation) of:
Investments	7,766,083
Foreign currencies	(460)
Futures contracts	(1,308,827)
Net change in unrealized appreciation (depreciation)	6,456,796
NET REALIZED AND UNREALIZED GAIN	77,890,746
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,026,131
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,135,385	$6,724,035
Net realized gain	71,433,950	17,042,182
Net change in unrealized appreciation (depreciation)	6,456,796	40,677,796
Net increase in net assets resulting from operations	83,026,131	64,444,013
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,642,817)	(3,649,064)
Service Class	(27,341,705)	(44,914,569)
	(29,984,522)	(48,563,633)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,612,624	8,893,756
Service Class	13,455,857	22,838,746
Reinvestment of dividends and distributions:
Standard Class	2,642,817	3,649,064
Service Class	27,341,705	44,914,569
	54,053,003	80,296,135
Cost of shares redeemed:
Standard Class	(13,490,713)	(9,150,866)
Service Class	(127,455,667)	(74,911,485)
	(140,946,380)	(84,062,351)
Decrease in net assets derived from capital share transactions	(86,893,377)	(3,766,216)
NET INCREASE (DECREASE) IN NET ASSETS	(33,851,768)	12,114,164
NET ASSETS:
Beginning of year	582,668,887	570,554,723
End of year	$548,817,119	$582,668,887
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$17.847	$17.440	$22.332	$17.640	$17.492
Income (loss) from investment operations:
Net investment income[2]	0.217	0.249	0.231	0.147	0.178
Net realized and unrealized gain (loss)	2.525	1.750	(2.374)	4.981	0.160
Total from investment operations	2.742	1.999	(2.143)	5.128	0.338
Less dividends and distributions from:
Net investment income	(0.264)	(0.267)	(0.255)	(0.219)	(0.181)
Net realized gain	(0.838)	(1.325)	(2.494)	(0.217)	—
Return of capital	—	—	—	—	(0.009)
Total dividends and distributions	(1.102)	(1.592)	(2.749)	(0.436)	(0.190)
Net asset value, end of period	$19.487	$17.847	$17.440	$22.332	$17.640
Total return[3]	15.44%	12.08%	(9.17% )	29.07%	1.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,879	$44,052	$39,492	$48,364	$41,887
Ratio of expenses to average net assets	0.77%	0.78%	0.77%	0.76%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.78%	0.77%	0.79%
Ratio of net investment income to average net assets	1.12%	1.41%	1.17%	0.71%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	1.40%	1.16%	0.70%	1.14%
Portfolio turnover	32%	27%	23%	30%	48%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$17.667	$17.282	$22.159	$17.507	$17.363
Income (loss) from investment operations:
Net investment income[2]	0.166	0.203	0.180	0.094	0.138
Net realized and unrealized gain (loss)	2.498	1.730	(2.356)	4.938	0.155
Total from investment operations	2.664	1.933	(2.176)	5.032	0.293
Less dividends and distributions from:
Net investment income	(0.212)	(0.223)	(0.207)	(0.163)	(0.142)
Net realized gain	(0.838)	(1.325)	(2.494)	(0.217)	—
Return of capital	—	—	—	—	(0.007)
Total dividends and distributions	(1.050)	(1.548)	(2.701)	(0.380)	(0.149)
Net asset value, end of period	$19.281	$17.667	$17.282	$22.159	$17.507
Total return[3]	15.14%	11.80%	(9.39% )	28.75%	1.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$500,938	$538,617	$531,063	$668,840	$629,567
Ratio of expenses to average net assets	1.02%	1.03%	1.02%	1.01%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.03%	1.02%	1.04%
Ratio of net investment income to average net assets	0.87%	1.16%	0.92%	0.46%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	1.15%	0.91%	0.45%	0.89%
Portfolio turnover	32%	27%	23%	30%	48%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $7,990 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.015% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$47,891
Legal	7,273
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,180 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$334,717
Distribution fees payable to LFD	110,284
Shareholder servicing fees payable to Lincoln Life	14,010
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$176,715,282
Sales	282,683,911
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$372,245,739
Aggregate unrealized appreciation of investments and derivatives	$188,286,413
Aggregate unrealized depreciation of investments and derivatives	(14,046,675)
Net unrealized appreciation of investments and derivatives	$174,239,738
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$517,551,646	$—	$91,575	$517,643,221
Rights	—	—	8,964	8,964
Money Market Fund	28,833,613	—	—	28,833,613
Total Investments	$546,385,259	$—	$100,539	$546,485,798
Derivatives:

Liabilities:
Futures Contracts	$(1,253,904)	$—	$—	$(1,253,904)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$91,575	Last Traded Price	#	#
Rights	$8,964	Enterprise Value	Deal Terms	#
Total	$100,539
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$91,575	$—	$—	$—	$—	$—	$—	$—	$—	$91,575	$—
Rights	—	—	2,106	—	—	—	—	—	6,858	8,964	6,858
Total	$91,575	$—	$2,106	$—	$—	— $	$—	$—	$6,858	$100,539	$6,858
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$13,536,026	$8,490,836
Long-term capital gains	16,448,496	40,072,797
Total	$29,984,522	$48,563,633
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$59,025,294
Other temporary differences	(1)
Net unrealized appreciation	174,239,738
Distributable earnings/(accumulated loss)	$233,265,031
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(44,614)	$44,614
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	554,426	514,351
Service Class	702,155	1,330,664
Shares reinvested:
Standard Class	135,206	215,145
Service Class	1,413,556	2,683,556
	2,805,343	4,743,716
Shares redeemed:
Standard Class	(700,911)	(525,745)
Service Class	(6,622,371)	(4,256,020)
	(7,323,282)	(4,781,765)
Net decrease	(4,517,939)	(38,049)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,247,227)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(6,677)
Total		$—		$(1,253,904)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,766,607	$(1,301,277)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(18,822)	(7,550)
Total		$3,747,785	$(1,308,827)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$24,609,168	$—
9. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-17

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-18

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–19

LVIP JPMorgan Small Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.03%
Aerospace & Defense–0.95%
†Archer Aviation, Inc. Class A	22,221	$216,655
Moog, Inc. Class A	1,912	376,358
†Rocket Lab USA, Inc.	19,175	488,387
†Standardaero, Inc.	6,784	167,972
†V2X, Inc.	13,561	648,623
		1,897,995
Air Freight & Logistics–0.07%
†Radiant Logistics, Inc.	20,070	134,469
		134,469
Automobile Components–1.37%
†Adient PLC	8,835	152,227
†American Axle & Manufacturing Holdings, Inc.	23,464	136,795
Dana, Inc.	10,843	125,345
†Dorman Products, Inc.	2,927	379,193
†Modine Manufacturing Co.	11,537	1,337,485
Patrick Industries, Inc.	1,374	114,152
Phinia, Inc.	10,149	488,877
		2,734,074
Banks–10.11%
Amalgamated Financial Corp.	12,523	419,145
Amerant Bancorp, Inc.	1,766	39,576
Ameris Bancorp	14,179	887,180
Associated Banc-Corp.	3,856	92,158
Atlantic Union Bankshares Corp.	2,444	92,579
†Axos Financial, Inc.	5,170	361,124
Banc of California, Inc.	27,566	426,170
†Bancorp, Inc.	16,030	843,659
Bank of NT Butterfield & Son Ltd.	21,740	794,597
BankUnited, Inc.	4,912	187,491
Banner Corp.	3,935	262,740
†Bridgewater Bancshares, Inc.	1,208	16,320
Brookline Bancorp, Inc.	6,522	76,960
Business First Bancshares, Inc.	9,505	244,279
Byline Bancorp, Inc.	8,917	258,593
Cadence Bank	4,374	150,684
Capital City Bank Group, Inc.	1,153	42,257
Capitol Federal Financial, Inc.	7,057	41,707
Central Pacific Financial Corp.	3,047	88,515
CNB Financial Corp.	3,751	93,250
†Coastal Financial Corp.	5,794	491,969
Community Financial System, Inc.	2,074	127,924
ConnectOne Bancorp, Inc.	20,346	466,127
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Customers Bancorp, Inc.	7,701	$374,885
Dime Community Bancshares, Inc.	2,509	77,114
Eastern Bankshares, Inc.	35,224	607,614
Enterprise Financial Services Corp.	11,949	673,924
Equity Bancshares, Inc. Class A	9,552	405,196
FB Financial Corp.	2,326	119,812
First BanCorp	29,522	548,814
First Bancshares, Inc.	8,502	297,570
First Financial Corp.	3,755	173,443
First Interstate BancSystem, Inc. Class A	1,873	60,816
First Merchants Corp.	10,365	413,460
First Mid Bancshares, Inc.	3,440	126,661
Glacier Bancorp, Inc.	1,778	89,291
Hancock Whitney Corp.	5,740	314,093
Hanmi Financial Corp.	14,889	351,678
Heartland Financial USA, Inc.	2,416	148,113
Heritage Commerce Corp.	30,934	290,161
Hilltop Holdings, Inc.	8,608	246,447
Home BancShares, Inc.	2,805	79,382
Hope Bancorp, Inc.	12,905	158,602
Independent Bank Corp.	2,824	181,273
Mercantile Bank Corp.	752	33,456
†Metropolitan Bank Holding Corp.	4,002	233,717
Mid Penn Bancorp, Inc.	764	22,034
MidWestOne Financial Group, Inc.	1,202	35,002
MVB Financial Corp.	345	7,142
OceanFirst Financial Corp.	29,367	531,543
OFG Bancorp	11,832	500,730
Old National Bancorp	38,324	831,822
Old Second Bancorp, Inc.	22,905	407,251
Pathward Financial, Inc.	13,794	1,014,963
Peapack-Gladstone Financial Corp.	2,528	81,022
Pinnacle Financial Partners, Inc.	2,634	301,303
Preferred Bank	1,879	162,308
Premier Financial Corp.	2,550	65,204
QCR Holdings, Inc.	7,892	636,411
Seacoast Banking Corp. of Florida	5,951	163,831
South Plains Financial, Inc.	6,007	208,743
Southern Missouri Bancorp, Inc.	1,581	90,702
Southside Bancshares, Inc.	4,305	136,727
SouthState Corp.	1,894	188,415
†Texas Capital Bancshares, Inc.	1,561	122,070
Towne Bank	4,074	138,760
LVIP JPMorgan Small Cap Core Fund-1

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
TriCo Bancshares	4,251	$185,769
Trustmark Corp.	1,592	56,309
UMB Financial Corp.	2,884	325,488
United Bankshares, Inc.	3,360	126,168
United Community Banks, Inc.	5,213	168,432
Unity Bancorp, Inc.	3,560	155,252
Veritex Holdings, Inc.	10,166	276,109
WaFd, Inc.	2,792	90,014
WesBanco, Inc.	3,333	108,456
Wintrust Financial Corp.	3,092	385,603
WSFS Financial Corp.	2,002	106,366
		20,140,475
Beverages–0.36%
Primo Brands Corp. Class A	6,917	212,836
†Vita Coco Co., Inc.	13,487	497,805
		710,641
Biotechnology–8.52%
†ACADIA Pharmaceuticals, Inc.	17,662	324,098
†Akero Therapeutics, Inc.	17,103	475,805
†Alkermes PLC	7,513	216,074
†Allogene Therapeutics, Inc.	29,822	63,521
†Amicus Therapeutics, Inc.	54,130	509,905
†Annexon, Inc.	112,927	579,315
†Arcutis Biotherapeutics, Inc.	83,938	1,169,256
†Arrowhead Pharmaceuticals, Inc.	5,694	107,047
†Biohaven Ltd.	8,120	303,282
†Blueprint Medicines Corp.	3,030	264,277
†Bridgebio Pharma, Inc.	3,179	87,232
†Caribou Biosciences, Inc.	154,674	245,932
†Cartesian Therapeutics, Inc.	20,758	371,776
†Catalyst Pharmaceuticals, Inc.	13,661	285,105
†Crinetics Pharmaceuticals, Inc.	14,732	753,247
†Fate Therapeutics, Inc.	94,388	155,740
†Immunome, Inc.	48,313	513,084
†Immunovant, Inc.	10,358	256,568
†Insmed, Inc.	9,845	679,699
†Intellia Therapeutics, Inc.	5,768	67,255
†iTeos Therapeutics, Inc.	44,290	340,147
†Janux Therapeutics, Inc.	8,577	459,212
†Kura Oncology, Inc.	23,647	205,965
†Kyverna Therapeutics, Inc.	36,467	136,387
†MeiraGTx Holdings PLC	21,488	130,862
†Mersana Therapeutics, Inc.	79,429	113,583
†Mirum Pharmaceuticals, Inc.	15,898	657,382
†Neurogene, Inc.	19,743	451,325
†Nkarta, Inc.	174,859	435,399
†Olema Pharmaceuticals, Inc.	10,645	62,060
†Ovid therapeutics, Inc.	95,737	89,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Protagonist Therapeutics, Inc.	22,139	$854,565
†Prothena Corp. PLC	6,090	84,346
†PTC Therapeutics, Inc.	5,541	250,121
†Recursion Pharmaceuticals, Inc. Class A	53,109	359,017
†Relay Therapeutics, Inc.	48,626	200,339
†Replimune Group, Inc.	14,551	176,213
†Revolution Medicines, Inc.	19,829	867,320
†Sera Prognostics, Inc. Class A	58,435	475,661
†SpringWorks Therapeutics, Inc.	13,228	477,928
†Sutro Biopharma, Inc.	1,574	2,896
†Syndax Pharmaceuticals, Inc.	17,056	225,480
†Taysha Gene Therapies, Inc.	197,289	341,310
†Tenaya Therapeutics, Inc.	216,674	309,844
†Travere Therapeutics, Inc.	20,597	358,800
†Twist Bioscience Corp.	1,570	72,958
†Tyra Biosciences, Inc.	5,947	82,663
†Vericel Corp.	8,245	452,733
†Viking Therapeutics, Inc.	18,790	756,110
†Xencor, Inc.	4,670	107,317
†Y-mAbs Therapeutics, Inc.	437	3,422
		16,968,973
Building Products–1.47%
Apogee Enterprises, Inc.	2,692	192,236
†Gibraltar Industries, Inc.	2,263	133,291
Griffon Corp.	17,042	1,214,584
Quanex Building Products Corp.	1,330	32,239
†Resideo Technologies, Inc.	10,164	234,280
Simpson Manufacturing Co., Inc.	751	124,538
UFP Industries, Inc.	8,908	1,003,486
		2,934,654
Capital Markets–1.63%
BGC Group, Inc. Class A	14,720	133,363
Brightsphere Investment Group, Inc.	5,931	156,223
†Donnelley Financial Solutions, Inc.	8,219	515,578
†Open Lending Corp. Class A	8,069	48,172
Piper Sandler Cos.	1,577	473,021
†StoneX Group, Inc.	5,328	521,984
Victory Capital Holdings, Inc. Class A	10,997	719,864
Virtus Investment Partners, Inc.	3,063	675,636
		3,243,841
LVIP JPMorgan Small Cap Core Fund-2

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.33%
Avient Corp.	8,686	$354,910
Balchem Corp.	2,071	337,563
Cabot Corp.	6,230	568,861
†Ecovyst, Inc.	3,762	28,742
Hawkins, Inc.	2,174	266,685
HB Fuller Co.	4,326	291,918
Innospec, Inc.	3,531	388,622
Orion SA	20,065	316,826
Tronox Holdings PLC	9,735	98,031
		2,652,158
Commercial Services & Supplies–1.64%
ABM Industries, Inc.	23,939	1,225,198
Brink's Co.	4,324	401,137
†CoreCivic, Inc.	12,659	275,207
†GEO Group, Inc.	13,174	368,609
MillerKnoll, Inc.	12,858	290,462
Tetra Tech, Inc.	17,870	711,941
		3,272,554
Communications Equipment–0.26%
†ADTRAN Holdings, Inc.	38,550	321,122
†Extreme Networks, Inc.	11,734	196,427
		517,549
Construction & Engineering–4.23%
†API Group Corp.	27,421	986,333
Arcosa, Inc.	8,289	801,878
Comfort Systems USA, Inc.	666	282,424
†Construction Partners, Inc. Class A	5,408	478,392
†Dycom Industries, Inc.	4,362	759,250
†Fluor Corp.	18,554	915,083
Granite Construction, Inc.	2,779	243,746
†IES Holdings, Inc.	2,286	459,394
†MYR Group, Inc.	7,258	1,079,773
†Northwest Pipe Co.	1,928	93,045
Primoris Services Corp.	19,357	1,478,875
†Sterling Infrastructure, Inc.	5,051	850,841
		8,429,034
Construction Materials–0.38%
†Knife River Corp.	3,482	353,910
†Summit Materials, Inc. Class A	7,860	397,716
		751,626
Consumer Finance–1.41%
†Enova International, Inc.	11,639	1,115,947
FirstCash Holdings, Inc.	2,539	263,040
†LendingClub Corp.	13,293	215,214
†PRA Group, Inc.	3,604	75,288
†Upstart Holdings, Inc.	18,413	1,133,688
		2,803,177
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.12%
Andersons, Inc.	5,527	$223,954
†Chefs' Warehouse, Inc.	11,624	573,296
†Sprouts Farmers Market, Inc.	10,620	1,349,483
†United Natural Foods, Inc.	2,924	79,855
		2,226,588
Containers & Packaging–0.12%
Greif, Inc. Class A	1,693	103,476
†O-I Glass, Inc.	12,529	135,814
		239,290
Distributors–0.08%
†GigaCloud Technology, Inc. Class A	8,734	161,754
		161,754
Diversified Consumer Services–1.50%
†Adtalem Global Education, Inc.	5,476	497,494
†Duolingo, Inc.	1,477	478,888
†KinderCare Learning Cos., Inc.	28,751	511,768
†Laureate Education, Inc.	16,040	293,372
OneSpaWorld Holdings Ltd.	23,176	461,202
Perdoceo Education Corp.	8,093	214,222
†Stride, Inc.	5,174	537,734
		2,994,680
Diversified REITs–0.59%
American Assets Trust, Inc.	5,768	151,468
Armada Hoffler Properties, Inc.	3,057	31,273
Broadstone Net Lease, Inc.	11,968	189,812
Empire State Realty Trust, Inc. Class A	23,534	242,871
Essential Properties Realty Trust, Inc.	17,965	561,945
		1,177,369
Diversified Telecommunication Services–0.64%
†AST SpaceMobile, Inc.	5,969	125,946
†Bandwidth, Inc. Class A	21,333	363,088
†Globalstar, Inc.	51,734	107,089
Iridium Communications, Inc.	2,748	79,747
†Liberty Latin America Ltd. Class C	60,419	383,057
†Lumen Technologies, Inc.	40,801	216,653
		1,275,580
Electric Utilities–0.83%
IDACORP, Inc.	4,998	546,181
LVIP JPMorgan Small Cap Core Fund-3

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Portland General Electric Co.	16,714	$729,065
TXNM Energy, Inc.	7,783	382,690
		1,657,936
Electrical Equipment–0.72%
Atkore, Inc.	7,231	603,427
†Bloom Energy Corp. Class A	6,017	133,638
†Fluence Energy, Inc.	9,732	154,544
†NEXTracker, Inc. Class A	3,380	123,471
†Sunrun, Inc.	14,939	138,186
†Thermon Group Holdings, Inc.	9,933	285,772
		1,439,038
Electronic Equipment, Instruments & Components–3.11%
Bel Fuse, Inc. Class A	4,373	393,920
Benchmark Electronics, Inc.	23,120	1,049,648
†Evolv Technologies Holdings, Inc.	113,737	449,261
†Insight Enterprises, Inc.	1,468	223,283
†Knowles Corp.	24,388	486,053
†PAR Technology Corp.	9,447	686,513
PC Connection, Inc.	761	52,714
†Plexus Corp.	5,925	927,144
Richardson Electronics Ltd.	8,718	122,313
†Sanmina Corp.	14,086	1,065,888
†ScanSource, Inc.	4,415	209,492
Vishay Intertechnology, Inc.	30,985	524,886
		6,191,115
Energy Equipment & Services–1.71%
Archrock, Inc.	7,811	194,416
Cactus, Inc. Class A	1,486	86,723
†Expro Group Holdings NV	2,216	27,633
Helmerich & Payne, Inc.	1,490	47,710
Liberty Energy, Inc.	48,761	969,856
Noble Corp. PLC	11,389	357,615
†Oceaneering International, Inc.	16,437	428,677
Patterson-UTI Energy, Inc.	37,527	309,973
Select Water Solutions, Inc.	26,336	348,689
†Valaris Ltd.	8,592	380,110
Weatherford International PLC	3,530	252,854
		3,404,256
Entertainment–0.24%
†Cinemark Holdings, Inc.	4,939	153,010
†IMAX Corp.	3,380	86,528
†Lions Gate Entertainment Corp. Class A	13,739	117,331
†Vivid Seats, Inc. Class A	27,841	128,904
		485,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–2.79%
Banco Latinoamericano de Comercio Exterior SA	6,125	$217,866
Enact Holdings, Inc.	20,792	673,245
Essent Group Ltd.	10,124	551,151
EVERTEC, Inc.	12,089	417,433
Federal Agricultural Mortgage Corp. Class C	549	108,126
†International Money Express, Inc.	9,670	201,426
Jackson Financial, Inc. Class A	7,394	643,869
Merchants Bancorp	4,764	173,743
†Mr. Cooper Group, Inc.	10,865	1,043,149
†NMI Holdings, Inc. Class A	15,211	559,156
PennyMac Financial Services, Inc.	2,869	293,040
Radian Group, Inc.	17,067	541,365
†Remitly Global, Inc.	6,023	135,939
		5,559,508
Food Products–1.34%
Cal-Maine Foods, Inc.	5,631	579,542
Dole PLC	40,777	552,121
Fresh Del Monte Produce, Inc.	5,681	188,666
†Freshpet, Inc.	2,505	371,016
†SunOpta, Inc.	24,200	186,340
Utz Brands, Inc.	10,704	167,625
†Vital Farms, Inc.	16,583	625,013
		2,670,323
Gas Utilities–0.84%
Chesapeake Utilities Corp.	3,136	380,554
New Jersey Resources Corp.	5,468	255,082
Northwest Natural Holding Co.	4,174	165,123
ONE Gas, Inc.	12,533	867,910
		1,668,669
Ground Transportation–0.14%
ArcBest Corp.	3,010	280,893
		280,893
Health Care Equipment & Supplies–3.68%
†Alphatec Holdings, Inc.	14,813	135,983
†AngioDynamics, Inc.	22,152	202,912
†AtriCure, Inc.	14,515	443,579
†Axogen, Inc.	18,469	304,369
†CVRx, Inc.	47,742	604,891
†Inari Medical, Inc.	12,175	621,534
†Inmode Ltd.	7,893	131,813
†Inogen, Inc.	30,260	277,484
†iRhythm Technologies, Inc.	12,669	1,142,364
†Lantheus Holdings, Inc.	5,530	494,714
†Omnicell, Inc.	3,481	154,974
LVIP JPMorgan Small Cap Core Fund-4

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Paragon 28, Inc.	50,894	$525,735
†PROCEPT BioRobotics Corp.	11,534	928,718
†Pulmonx Corp.	43,391	294,625
†SI-BONE, Inc.	9,394	131,704
†Sight Sciences, Inc.	3,655	13,304
†Treace Medical Concepts, Inc.	124,873	929,055
		7,337,758
Health Care Providers & Services–1.30%
†Addus HomeCare Corp.	1,032	129,361
†CorVel Corp.	2,589	288,052
†GeneDx Holdings Corp.	6,707	515,500
†Hims & Hers Health, Inc.	14,776	357,284
National HealthCare Corp.	1,654	177,904
†NeoGenomics, Inc.	9,139	150,611
†OPKO Health, Inc.	71,358	104,896
†Option Care Health, Inc.	18,563	430,662
†Owens & Minor, Inc.	28,157	368,012
†Surgery Partners, Inc.	3,529	74,709
		2,596,991
Health Care REITs–0.79%
American Healthcare REIT, Inc.	24,730	702,827
CareTrust REIT, Inc.	7,970	215,588
Community Healthcare Trust, Inc.	3,201	61,491
Sabra Health Care REIT, Inc.	34,505	597,627
		1,577,533
Health Care Technology–0.19%
†Health Catalyst, Inc.	53,587	378,860
		378,860
Hotel & Resort REITs–1.06%
Apple Hospitality REIT, Inc.	21,674	332,696
Chatham Lodging Trust	8,776	78,545
DiamondRock Hospitality Co.	26,322	237,688
Ryman Hospitality Properties, Inc.	10,920	1,139,393
Xenia Hotels & Resorts, Inc.	22,389	332,700
		2,121,022
Hotels, Restaurants & Leisure–1.62%
†Accel Entertainment, Inc.	31,412	335,480
†Biglari Holdings, Inc. Class B	651	165,543
†Brinker International, Inc.	4,232	559,851
†El Pollo Loco Holdings, Inc.	19,989	230,673
†Hilton Grand Vacations, Inc.	16,879	657,437
†Kura Sushi USA, Inc. Class A	2,309	209,149
†Life Time Group Holdings, Inc.	8,777	194,147
†Lindblad Expeditions Holdings, Inc.	6,246	74,078
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Monarch Casino & Resort, Inc.	2,394	$188,887
†Shake Shack, Inc. Class A	1,908	247,658
†Sweetgreen, Inc. Class A	11,175	358,271
		3,221,174
Household Durables–1.66%
†Cavco Industries, Inc.	436	194,556
Century Communities, Inc.	2,741	201,080
†Champion Homes, Inc.	2,615	230,381
†Green Brick Partners, Inc.	4,308	243,359
Installed Building Products, Inc.	1,078	188,920
KB Home	5,891	387,157
†M/I Homes, Inc.	2,061	274,010
Meritage Homes Corp.	3,072	472,535
†Sonos, Inc.	34,460	518,278
†Taylor Morrison Home Corp.	4,420	270,548
†Tri Pointe Homes, Inc.	8,884	322,134
		3,302,958
Independent Power and Renewable Electricity Producers–0.17%
Clearway Energy, Inc. Class A	3,458	84,548
Clearway Energy, Inc. Class C	8,988	233,688
†Sunnova Energy International, Inc.	6,695	22,964
		341,200
Industrial REITs–0.36%
First Industrial Realty Trust, Inc.	2,368	118,708
LXP Industrial Trust	42,459	344,767
Plymouth Industrial REIT, Inc.	14,088	250,766
		714,241
Insurance–1.00%
CNO Financial Group, Inc.	15,165	564,290
†Genworth Financial, Inc. Class A	16,108	112,595
†Hamilton Insurance Group Ltd. Class B	5,303	100,916
†Oscar Health, Inc. Class A	24,592	330,517
†Palomar Holdings, Inc.	2,475	261,335
RLI Corp.	2,193	361,472
Selective Insurance Group, Inc.	1,894	177,127
†Skyward Specialty Insurance Group, Inc.	1,530	77,326
		1,985,578
Interactive Media & Services–0.89%
†Cargurus, Inc.	16,342	597,137
†QuinStreet, Inc.	12,871	296,934
LVIP JPMorgan Small Cap Core Fund-5

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Shutterstock, Inc.	3,798	$115,269
†Yelp, Inc.	19,777	765,370
		1,774,710
IT Services–0.23%
†ASGN, Inc.	2,089	174,097
†Unisys Corp.	45,836	290,142
		464,239
Leisure Products–0.51%
†Funko, Inc. Class A	23,783	318,454
†Peloton Interactive, Inc. Class A	79,263	689,588
		1,008,042
Life Sciences Tools & Services–0.12%
†Adaptive Biotechnologies Corp.	2,191	13,135
†CryoPort, Inc.	19,226	149,578
†OmniAb, Inc.	11,904	42,140
†Quanterix Corp.	4,115	43,743
		248,596
Machinery–2.33%
†Blue Bird Corp.	6,418	247,927
Greenbrier Cos., Inc.	580	35,374
Kadant, Inc.	1,536	529,905
Mueller Industries, Inc.	19,307	1,532,203
Mueller Water Products, Inc. Class A	28,029	630,652
Terex Corp.	11,687	540,173
†Titan International, Inc.	23,759	161,324
Watts Water Technologies, Inc. Class A	4,716	958,763
		4,636,321
Marine Transportation–0.31%
Matson, Inc.	4,177	563,227
Safe Bulkers, Inc.	17,051	60,872
		624,099
Media–0.85%
†EchoStar Corp. Class A	4,623	105,867
Gray Television, Inc.	9,273	29,210
John Wiley & Sons, Inc. Class A	8,064	352,478
†Magnite, Inc.	39,225	624,462
Scholastic Corp.	3,968	84,637
†Stagwell, Inc.	45,409	298,791
†Thryv Holdings, Inc.	13,271	196,411
		1,691,856
Metals & Mining–1.46%
†Alpha Metallurgical Resources, Inc.	713	142,686
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Arch Resources, Inc.	1,962	$277,074
†ATI, Inc.	2,066	113,713
Carpenter Technology Corp.	2,026	343,832
†Coeur Mining, Inc.	13,261	75,853
Commercial Metals Co.	23,197	1,150,571
†Constellium SE	15,035	154,409
Hecla Mining Co.	46,456	228,099
Olympic Steel, Inc.	1,842	60,436
SunCoke Energy, Inc.	5,215	55,800
Warrior Met Coal, Inc.	5,666	307,324
		2,909,797
Mortgage Real Estate Investment Trusts (REITs)–0.42%
BrightSpire Capital, Inc.	9,146	51,584
KKR Real Estate Finance Trust, Inc.	3,351	33,845
Ladder Capital Corp.	44,348	496,254
MFA Financial, Inc.	7,496	76,384
Redwood Trust, Inc.	7,789	50,862
TPG RE Finance Trust, Inc.	15,287	129,940
		838,869
Multi-Utilities–0.43%
Avista Corp.	1,638	60,000
Black Hills Corp.	2,199	128,686
Unitil Corp.	12,222	662,310
		850,996
Office REITs–0.87%
Brandywine Realty Trust	11,243	62,961
City Office REIT, Inc.	6,988	38,574
COPT Defense Properties	32,002	990,462
Piedmont Office Realty Trust, Inc. Class A	16,498	150,957
SL Green Realty Corp.	7,181	487,733
		1,730,687
Oil, Gas & Consumable Fuels–3.06%
California Resources Corp.	1,764	91,534
Chord Energy Corp.	1,945	227,409
†CNX Resources Corp.	6,130	224,787
CONSOL Energy, Inc.	790	84,277
CVR Energy, Inc.	5,107	95,705
Delek U.S. Holdings, Inc.	4,069	75,277
†Green Plains, Inc.	3,579	33,929
†Gulfport Energy Corp.	2,790	513,918
International Seaways, Inc.	9,089	326,659
Magnolia Oil & Gas Corp. Class A	12,253	286,475
Matador Resources Co.	10,415	585,948
Murphy Oil Corp.	16,501	499,320
Ovintiv, Inc.	9,442	382,401
PBF Energy, Inc. Class A	5,913	156,990
Peabody Energy Corp.	2,262	47,366
Permian Resources Corp.	34,023	489,251
LVIP JPMorgan Small Cap Core Fund-6

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†REX American Resources Corp.	1,105	$46,067
Scorpio Tankers, Inc.	626	31,106
SM Energy Co.	21,680	840,317
Teekay Corp. Ltd.	27,034	187,346
Teekay Tankers Ltd. Class A	5,300	210,887
†Uranium Energy Corp.	58,326	390,201
World Kinect Corp.	9,669	265,994
		6,093,164
Passenger Airlines–0.59%
†Blade Air Mobility, Inc.	19,286	81,965
†JetBlue Airways Corp.	9,589	75,370
†Joby Aviation, Inc.	31,912	259,445
†SkyWest, Inc.	6,478	648,642
†Sun Country Airlines Holdings, Inc.	7,856	114,540
		1,179,962
Personal Care Products–0.60%
†BellRing Brands, Inc.	2,876	216,678
Edgewell Personal Care Co.	3,883	130,469
†elf Beauty, Inc.	3,242	407,033
†Honest Co., Inc.	25,498	176,701
†Oddity Tech Ltd. Class A	6,278	263,801
		1,194,682
Pharmaceuticals–0.87%
†ANI Pharmaceuticals, Inc.	1,922	106,248
†Arvinas, Inc.	15,752	301,966
†Axsome Therapeutics, Inc.	9,735	823,678
†Esperion Therapeutics, Inc.	100,753	221,657
†Ventyx Biosciences, Inc.	56,668	124,103
†WaVe Life Sciences Ltd.	12,961	160,327
		1,737,979
Professional Services–2.00%
Barrett Business Services, Inc.	11,738	509,899
†CBIZ, Inc.	6,857	561,108
†Conduent, Inc.	92,031	371,805
Heidrick & Struggles International, Inc.	2,345	103,907
†Huron Consulting Group, Inc.	2,352	292,259
†IBEX Holdings Ltd.	10,756	231,146
†Innodata, Inc.	1,278	50,507
KBR, Inc.	7,374	427,176
Korn Ferry	5,464	368,547
†Legalzoom.com, Inc.	21,605	162,254
†Planet Labs PBC	13,783	55,683
TriNet Group, Inc.	8,054	731,062
†Upwork, Inc.	7,983	130,522
		3,995,875
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.29%
†Cushman & Wakefield PLC	25,889	$338,628
Newmark Group, Inc. Class A	8,915	114,201
†Real Brokerage, Inc.	25,733	118,372
		571,201
Residential REITs–0.26%
Independence Realty Trust, Inc.	18,780	372,595
UMH Properties, Inc.	3,827	72,254
Veris Residential, Inc.	4,628	76,964
		521,813
Retail REITs–1.38%
Agree Realty Corp.	1,534	108,070
Curbline Properties Corp.	5,482	127,292
InvenTrust Properties Corp.	9,216	277,678
Kimco Realty Corp.	2,801	65,628
Kite Realty Group Trust	14,851	374,839
Phillips Edison & Co., Inc.	38,720	1,450,451
Retail Opportunity Investments Corp.	20,249	351,523
		2,755,481
Semiconductors & Semiconductor Equipment–2.77%
†Axcelis Technologies, Inc.	1,137	79,442
†Cirrus Logic, Inc.	4,558	453,886
†FormFactor, Inc.	13,263	583,572
†MaxLinear, Inc.	28,896	571,563
NVE Corp.	4,487	365,376
†Penguin Solutions, Inc.	14,050	269,620
†Rambus, Inc.	23,609	1,247,972
†Rigetti Computing, Inc.	65,519	999,820
†Semtech Corp.	4,855	300,282
†Ultra Clean Holdings, Inc.	18,070	649,616
		5,521,149
Software–6.43%
A10 Networks, Inc.	4,898	90,123
†Agilysys, Inc.	3,070	404,350
†Asana, Inc. Class A	16,783	340,191
†Aurora Innovation, Inc.	51,105	321,962
†AvePoint, Inc.	81,230	1,341,107
†BlackLine, Inc.	6,017	365,593
†Box, Inc. Class A	26,165	826,814
†Braze, Inc. Class A	6,540	273,895
†Cipher Mining, Inc.	31,003	143,854
†Cleanspark, Inc.	5,488	50,544
†Commvault Systems, Inc.	2,973	448,655
†Core Scientific, Inc.	41,186	578,663
†Domo, Inc. Class B	31,046	219,806
†Hut 8 Corp.	5,257	107,716
InterDigital, Inc.	4,625	895,955
†LiveRamp Holdings, Inc.	11,580	351,685
Logility Supply Chain Solutions, Inc. Class A	37,074	410,780
LVIP JPMorgan Small Cap Core Fund-7

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†MARA Holdings, Inc.	37,115	$622,419
†ON24, Inc.	22,059	142,501
†OneSpan, Inc.	19,876	368,501
†Onestream, Inc.	2,306	65,767
†Ooma, Inc.	24,393	342,966
†Porch Group, Inc.	18,708	92,043
†Q2 Holdings, Inc.	12,172	1,225,112
†Qualys, Inc.	3,754	526,386
†SPS Commerce, Inc.	1,217	223,916
†Viant Technology, Inc. Class A	20,250	384,548
†Workiva, Inc.	6,628	725,766
†Xperi, Inc.	53,846	552,998
†Zeta Global Holdings Corp. Class A	14,471	260,333
†Zuora, Inc. Class A	10,379	102,960
		12,807,909
Specialized REITs–0.35%
PotlatchDeltic Corp.	17,583	690,133
		690,133
Specialty Retail–3.07%
†Abercrombie & Fitch Co. Class A	5,445	813,864
Academy Sports & Outdoors, Inc.	874	50,281
American Eagle Outfitters, Inc.	13,797	229,996
Arko Corp.	9,107	60,015
†Asbury Automotive Group, Inc.	3,063	744,401
†BARK, Inc.	33,071	60,851
†Boot Barn Holdings, Inc.	3,214	487,950
Buckle, Inc.	7,699	391,186
Caleres, Inc.	4,205	97,388
†Citi Trends, Inc.	6,171	161,989
†EVgo, Inc.	19,963	80,850
†Genesco, Inc.	3,952	168,948
Group 1 Automotive, Inc.	2,060	868,249
†Lands' End, Inc.	2,721	35,754
Monro, Inc.	3,333	82,658
†Petco Health & Wellness Co., Inc.	18,907	72,036
Shoe Carnival, Inc.	3,268	108,105
Signet Jewelers Ltd.	1,192	96,206
†Urban Outfitters, Inc.	5,424	297,669
†Victoria's Secret & Co.	8,116	336,165
†Warby Parker, Inc. Class A	35,740	865,265
		6,109,826
Technology Hardware, Storage & Peripherals–0.34%
†IonQ, Inc.	15,521	648,312
†Turtle Beach Corp.	1,991	34,464
		682,776
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.52%
†Crocs, Inc.	2,559	$280,287
Steven Madden Ltd.	8,967	381,277
Wolverine World Wide, Inc.	16,876	374,647
		1,036,211
Tobacco–0.08%
Turning Point Brands, Inc.	2,799	168,220
		168,220
Trading Companies & Distributors–3.29%
Applied Industrial Technologies, Inc.	4,245	1,016,550
†Beacon Roofing Supply, Inc.	5,875	596,782
†BlueLinx Holdings, Inc.	1,457	148,847
Boise Cascade Co.	3,549	421,834
†DNOW, Inc.	44,765	582,393
†DXP Enterprises, Inc.	1,377	113,768
FTAI Aviation Ltd.	5,301	763,556
†GMS, Inc.	4,236	359,340
Herc Holdings, Inc.	4,585	868,078
†Hudson Technologies, Inc.	2,090	11,662
McGrath RentCorp	1,591	177,905
†MRC Global, Inc.	16,264	207,854
Rush Enterprises, Inc. Class A	14,944	818,782
WESCO International, Inc.	2,631	476,106
		6,563,457
Water Utilities–0.21%
American States Water Co.	2,092	162,590
Consolidated Water Co. Ltd.	9,907	256,492
		419,082
Wireless Telecommunication Services–0.17%
†Gogo, Inc.	13,962	112,952
Spok Holdings, Inc.	7,798	125,158
Telephone & Data Systems, Inc.	2,789	95,133
		333,243
Total Common Stock (Cost $161,323,239)		191,361,682
RIGHTS–0.01%
=†Aduro Biotech, Inc.	20,960	7,965
Total Rights (Cost $0)		7,965

LVIP JPMorgan Small Cap Core Fund-8

LVIP JPMorgan Small Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.66%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	7,293,828	$7,293,828
Total Money Market Fund (Cost $7,293,828)		7,293,828

TOTAL INVESTMENTS–99.70% (Cost $168,617,067)	$198,663,475
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	601,678
NET ASSETS APPLICABLE TO 9,213,601 SHARES OUTSTANDING–100.00%	$199,265,153
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND STANDARD CLASS ($154,325,210 / 7,113,812 Shares)		$21.694
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SMALL CAP CORE FUND SERVICE CLASS ($44,939,943 / 2,099,789 Shares)		$21.402
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$155,613,837
Distributable earnings/(accumulated loss)		43,651,316
TOTAL NET ASSETS		$199,265,153

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $618,000 cash collateral held at broker for futures contracts, $6,825 variation margin due from broker on futures contracts, $22,451 payable for securities purchased, $99,769 payable for fund shares redeemed, $13,675 other accrued expenses payable, $128,249 due to manager and affiliates, $25,600 payable for audit fee and $17,525 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
65	E-mini Russell 2000 Index	$7,311,850	$7,676,996	3/21/25	$—	$(365,146)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-9

LVIP JPMorgan Small Cap Core Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$2,466,689
Foreign taxes withheld	(6,870)
2,459,819
EXPENSES:
Management fees	1,201,807
Distribution fees-Service Class	63,230
Shareholder servicing fees	53,619
Accounting and administration expenses	47,462
Professional fees	46,788
Custodian fees	12,028
Reports and statements to shareholders	11,943
Trustees’ fees and expenses	5,764
Consulting fees	4,718
Pricing fees	3,713
Other	7,708
Total operating expenses	1,458,780
NET INVESTMENT INCOME	1,001,039
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	20,994,889
Futures contracts	1,127,810
Net realized gain	22,122,699
Net change in unrealized appreciation (depreciation) of:
Investments	(3,185,032)
Futures contracts	(888,104)
Net change in unrealized appreciation (depreciation)	(4,073,136)
NET REALIZED AND UNREALIZED GAIN	18,049,563
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,050,602
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Small Cap Core Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,001,039	$883,604
Net realized gain (loss)	22,122,699	(1,656,560)
Net change in unrealized appreciation (depreciation)	(4,073,136)	22,094,165
Net increase in net assets resulting from operations	19,050,602	21,321,209
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,580,296)	(3,714,222)
Service Class	(916,822)	(64,841)
	(4,497,118)	(3,779,063)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,896,823	11,815,990
Service Class	37,456,422	7,594,783
Reinvestment of dividends and distributions:
Standard Class	3,580,296	3,714,222
Service Class	916,822	64,841
	50,850,363	23,189,836
Cost of shares redeemed:
Standard Class	(44,773,648)	(24,571,341)
Service Class	(3,056,317)	(730,370)
	(47,829,965)	(25,301,711)
Increase (decrease) in net assets derived from capital share transactions	3,020,398	(2,111,875)
NET INCREASE IN NET ASSETS	17,573,882	15,430,271
NET ASSETS:
Beginning of year	181,691,271	166,261,000
End of year	$199,265,153	$181,691,271
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-10

LVIP JPMorgan Small Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$19.849	$17.960	$28.40	$24.11	$23.04
Income (loss) from investment operations:
Net investment income[2]	0.123	0.098	0.11	0.09	0.15
Net realized and unrealized gain (loss)	2.233	2.208	(5.40)	5.04	2.38
Total from investment operations	2.356	2.306	(5.29)	5.13	2.53
Less dividends and distributions from:
Net investment income	(0.177)	(0.255)	(0.11)	(0.14)	(0.19)
Net realized gain	(0.334)	(0.162)	(5.04)	(0.70)	(1.27)
Total dividends and distributions	(0.511)	(0.417)	(5.15)	(0.84)	(1.46)
Net asset value, end of period	$21.694	$19.849	$17.96	$28.40	$24.11
Total return[3]	11.71%	13.10%	(19.35% )	21.38%	13.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,325	$172,897	$165,062	$218,952	$201,489
Ratio of expenses to average net assets	0.75%	0.78%	0.83%	0.80%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.78%	0.84%	0.80%	0.84%
Ratio of net investment income to average net assets	0.58%	0.53%	0.50%	0.33%	0.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.58%	0.53%	0.49%	0.33%	0.76%
Portfolio turnover	82%	72%	69%	67%	95%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-11

LVIP JPMorgan Small Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Service Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$19.608	$17.720	$28.06	$23.85	$22.79
Income (loss) from investment operations:
Net investment income[2]	0.070	0.051	0.04	0.01	0.09
Net realized and unrealized gain (loss)	2.203	2.181	(5.32)	4.98	2.37
Total from investment operations	2.273	2.232	(5.28)	4.99	2.46
Less dividends and distributions from:
Net investment income	(0.145)	(0.182)	(0.02)	(0.08)	(0.13)
Net realized gain	(0.334)	(0.162)	(5.04)	(0.70)	(1.27)
Total dividends and distributions	(0.479)	(0.344)	(5.06)	(0.78)	(1.40)
Net asset value, end of period	$21.402	$19.608	$17.72	$28.06	$23.85
Total return[3]	11.44%	12.80%	(19.56% )	21.01%	13.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,940	$8,794	$1,199	$1,718	$1,450
Ratio of expenses to average net assets	1.00%	1.03%	1.11%	1.09%	1.12%
Ratio of net investment income to average net assets	0.33%	0.28%	0.22%	0.05%	0.46%
Portfolio turnover	82%	72%	69%	67%	95%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-12

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Small Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth over the long term.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP JPMorgan Small Cap Core Fund-13

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $22,686 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.82% of the Fund’s average daily net assets for the Standard Class and 1.07% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
LVIP JPMorgan Small Cap Core Fund-14

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$14,086
Legal	2,287
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $220 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$113,718
Distribution fees payable to LFD	9,457
Shareholder servicing fees payable to Lincoln Life	5,074
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$146,942,387
Sales	146,633,082
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$170,950,970
Aggregate unrealized appreciation of investments and derivatives	$41,901,776
Aggregate unrealized depreciation of investments and derivatives	(14,189,271)
Net unrealized appreciation of investments and derivatives	$27,712,505
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP JPMorgan Small Cap Core Fund-15

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$191,361,682	$—	$—	$191,361,682
Rights	—	—	7,965	7,965
Money Market Fund	7,293,828	—	—	7,293,828
Total Investments	$198,655,510	$—	$7,965	$198,663,475
Derivatives:

Liabilities:
Futures Contract	$(365,146)	$—	$—	$(365,146)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Rights	$7,965	Enterprise Value	Deal Terms - Discount Applied (b)	81.25% (N/A)
Total	$7,965
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Rights	$41,291	$—	$—	$(12,156)	$—	$—	$—	$(41,061)	$19,891	$7,965	$19,891
Total	$41,291	$—	$—	$(12,156)	$—	— $	$—	$(41,061)	$19,891	$7,965	$19,891
LVIP JPMorgan Small Cap Core Fund-16

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income*	$4,497,118	$2,300,304
Long-term capital gains	—	1,478,759
Total	$4,497,118	$3,779,063

*	Short-term gain distributions were treated as ordinary income for income tax purposes
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,508,656
Undistributed long-term capital gains	14,430,157
Other temporary differences	(2)
Net unrealized appreciation	27,712,505
Distributable earnings/(accumulated loss)	$43,651,316
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to real estate investment trusts (REITs):
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(341)	$341
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $1,414,053 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	418,598	636,563
Service Class	1,751,165	417,564
Shares reinvested:
Standard Class	154,614	207,292
Service Class	40,120	3,498
	2,364,497	1,264,917
Shares redeemed:
Standard Class	(2,170,080)	(1,322,751)
Service Class	(139,980)	(40,245)
	(2,310,060)	(1,362,996)
Net increase (decrease)	54,437	(98,079)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP JPMorgan Small Cap Core Fund-17

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(365,146)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,127,810	$(888,104)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,680,368	$—
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP JPMorgan Small Cap Core Fund-18

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Small Cap Core Fund-19

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Small Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Small Cap Core Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and the financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP JPMorgan Small Cap Core Fund–20

LVIP JPMorgan U.S. Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP JPMorgan U.S. Equity Fund

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.58%
Aerospace & Defense–2.72%
Howmet Aerospace, Inc.	23,755	$2,598,084
Northrop Grumman Corp.	9,336	4,381,292
		6,979,376
Automobiles–1.38%
†Tesla, Inc.	8,770	3,541,677
		3,541,677
Banks–4.06%
U.S. Bancorp	53,811	2,573,780
Wells Fargo & Co.	111,266	7,815,324
		10,389,104
Biotechnology–4.21%
AbbVie, Inc.	23,951	4,256,093
†Regeneron Pharmaceuticals, Inc.	5,880	4,188,500
†Vertex Pharmaceuticals, Inc.	5,805	2,337,674
		10,782,267
Broadline Retail–4.78%
†Amazon.com, Inc.	55,778	12,237,135
		12,237,135
Building Products–2.00%
Carrier Global Corp.	30,579	2,087,322
Trane Technologies PLC	8,236	3,041,967
		5,129,289
Capital Markets–2.76%
Ameriprise Financial, Inc.	8,192	4,361,667
Morgan Stanley	21,552	2,709,517
		7,071,184
Construction Materials–1.88%
Vulcan Materials Co.	18,735	4,819,204
		4,819,204
Consumer Finance–2.30%
American Express Co.	19,873	5,898,108
		5,898,108
Electric Utilities–3.48%
NextEra Energy, Inc.	35,806	2,566,932
PG&E Corp.	191,958	3,873,713
Southern Co.	30,175	2,484,006
		8,924,651
Electrical Equipment–1.97%
Eaton Corp. PLC	15,234	5,055,708
		5,055,708
Energy Equipment & Services–2.57%
Baker Hughes Co.	160,479	6,582,849
		6,582,849
Financial Services–2.62%
†Corpay, Inc.	603	204,068
Mastercard, Inc. Class A	12,346	6,501,033
		6,705,101
Food Products–1.18%
Mondelez International, Inc. Class A	50,747	3,031,118
		3,031,118
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.61%
CSX Corp.	127,983	$4,130,011
		4,130,011
Health Care Equipment & Supplies–3.13%
†Edwards Lifesciences Corp.	20,848	1,543,377
Medtronic PLC	31,213	2,493,295
Stryker Corp.	11,088	3,992,234
		8,028,906
Health Care Providers & Services–1.92%
UnitedHealth Group, Inc.	9,722	4,917,971
		4,917,971
Hotels, Restaurants & Leisure–3.78%
†Chipotle Mexican Grill, Inc.	42,805	2,581,142
Marriott International, Inc. Class A	8,909	2,485,076
McDonald's Corp.	15,932	4,618,527
		9,684,745
Industrial REITs–0.79%
Prologis, Inc.	19,140	2,023,098
		2,023,098
Insurance–2.39%
Arthur J Gallagher & Co.	14,696	4,171,459
Travelers Cos., Inc.	8,065	1,942,778
		6,114,237
Interactive Media & Services–6.30%
Alphabet, Inc. Class A	37,474	7,093,828
Meta Platforms, Inc. Class A	15,455	9,049,057
		16,142,885
Machinery–1.41%
Deere & Co.	8,501	3,601,874
		3,601,874
Oil, Gas & Consumable Fuels–2.21%
Exxon Mobil Corp.	52,729	5,672,059
		5,672,059
Pharmaceuticals–0.69%
Eli Lilly & Co.	2,286	1,764,792
		1,764,792
Semiconductors & Semiconductor Equipment–14.75%
Analog Devices, Inc.	10,146	2,155,619
ASML Holding NV	1,368	948,133
Broadcom, Inc.	30,536	7,079,466
Marvell Technology, Inc.	17,267	1,907,140
Micron Technology, Inc.	25,442	2,141,199
NVIDIA Corp.	137,369	18,447,283
NXP Semiconductors NV	24,569	5,106,667
		37,785,507
Software–11.33%
Intuit, Inc.	4,064	2,554,224
Microsoft Corp.	51,614	21,755,301
Oracle Corp.	28,336	4,721,911
		29,031,436
Specialty Retail–2.36%
Lowe's Cos., Inc.	24,443	6,032,532
		6,032,532
LVIP JPMorgan U.S. Equity Fund-1

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–8.00%
Apple, Inc.	81,833	$20,492,620
		20,492,620
Total Common Stock (Cost $160,006,609)		252,569,444

MONEY MARKET FUND–1.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	3,630,994	3,630,994
Total Money Market Fund (Cost $3,630,994)		3,630,994

TOTAL INVESTMENTS–100.00% (Cost $163,637,603)	$256,200,438
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(5,094)
NET ASSETS APPLICABLE TO 5,807,825 SHARES OUTSTANDING–100.00%	$256,195,344
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS ($141,964,796 / 3,190,766 Shares)	$44.492
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND SERVICE CLASS ($114,230,548 / 2,617,059 Shares)	$43.648
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$157,564,221
Distributable earnings/(accumulated loss)	98,631,123
TOTAL NET ASSETS	$256,195,344

†Non-income producing.

★Includes $101,000 cash collateral held at broker for futures contracts, $255,256 payable for securities purchased, $90,964 payable for fund shares redeemed, $7,773 other accrued expenses payable, $151,824 due to manager and affiliates, $2,613 variation margin due to broker on futures contracts, $25,600 payable for audit fee and $18,201 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
5	E-mini S&P 500 Index	$1,483,937	$1,497,323	3/21/25	$—	$(13,386)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-2

LVIP JPMorgan U.S. Equity Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$2,659,802
Foreign taxes withheld	(12,340)
2,647,462
EXPENSES:
Management fees	1,159,522
Distribution fees-Service Class	185,032
Shareholder servicing fees	61,138
Accounting and administration expenses	51,094
Professional fees	46,882
Reports and statements to shareholders	16,373
Custodian fees	7,695
Trustees’ fees and expenses	6,272
Consulting fees	3,987
Pricing fees	502
Other	6,367
Total operating expenses	1,544,864
NET INVESTMENT INCOME	1,102,598
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	10,470,707
Futures contracts	176,953
Net realized gain	10,647,660
Net change in unrealized appreciation (depreciation) of:
Investments	30,463,861
Futures contracts	(13,386)
Net change in unrealized appreciation (depreciation)	30,450,475
NET REALIZED AND UNREALIZED GAIN	41,098,135
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,200,733
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan U.S. Equity Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,102,598	$1,182,534
Net realized gain	10,647,660	7,745,055
Net change in unrealized appreciation (depreciation)	30,450,475	23,279,036
Net increase in net assets resulting from operations	42,200,733	32,206,625
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(6,615,863)	(7,064,907)
Service Class	(4,257,507)	(1,174,462)
	(10,873,370)	(8,239,369)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,834,645	12,643,860
Service Class	78,663,249	24,713,928
Reinvestment of dividends and distributions:
Standard Class	6,615,863	7,064,907
Service Class	4,257,507	1,174,462
	104,371,264	45,597,157
Cost of shares redeemed:
Standard Class	(26,760,057)	(19,848,061)
Service Class	(16,942,252)	(4,980,326)
	(43,702,309)	(24,828,387)
Increase in net assets derived from capital share transactions	60,668,955	20,768,770
NET INCREASE IN NET ASSETS	91,996,318	44,736,026
NET ASSETS:
Beginning of year	164,199,026	119,463,000
End of year	$256,195,344	$164,199,026
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-3

LVIP JPMorgan U.S. Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Standard Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$37.626	$31.600	$45.86	$37.40	$32.27
Income (loss) from investment operations:
Net investment income[2]	0.261	0.318	0.26	0.20	0.30
Net realized and unrealized gain (loss)	8.733	7.901	(8.55)	10.44	7.16
Total from investment operations	8.994	8.219	(8.29)	10.64	7.46
Less dividends and distributions from:
Net investment income	(0.223)	(0.549)	(0.21)	(0.31)	(0.26)
Net realized gain	(1.905)	(1.644)	(5.76)	(1.87)	(2.07)
Total dividends and distributions	(2.128)	(2.193)	(5.97)	(2.18)	(2.33)
Net asset value, end of period	$44.492	$37.626	$31.60	$45.86	$37.40
Total return[3]	23.99%	27.16%	(18.67% )	29.34%	25.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$141,965	$125,043	$105,316	$143,135	$121,611
Ratio of expenses to average net assets[4]	0.65%	0.69%	0.77%	0.74%	0.76%
Ratio of net investment income to average net assets	0.61%	0.93%	0.73%	0.48%	0.94%
Portfolio turnover	47%	65%	48%	48%	66%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-4

LVIP JPMorgan U.S. Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Service Class
	Year Ended
	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$36.977	$31.050	$45.14	$36.85	$31.83
Income (loss) from investment operations:
Net investment income[2]	0.153	0.230	0.17	0.10	0.22
Net realized and unrealized gain (loss)	8.572	7.760	(8.41)	10.28	7.05
Total from investment operations	8.725	7.990	(8.24)	10.38	7.27
Less dividends and distributions from:
Net investment income	(0.149)	(0.419)	(0.09)	(0.22)	(0.18)
Net realized gain	(1.905)	(1.644)	(5.76)	(1.87)	(2.07)
Total dividends and distributions	(2.054)	(2.063)	(5.85)	(2.09)	(2.25)
Net asset value, end of period	$43.648	$36.977	$31.05	$45.14	$36.85
Total return[3]	23.68%	26.84%	(18.87% )	29.01%	24.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,230	$39,156	$14,147	$17,139	$18,556
Ratio of expenses to average net assets[4]	0.90%	0.94%	1.02%	0.99%	1.01%
Ratio of net investment income to average net assets	0.36%	0.68%	0.49%	0.23%	0.69%
Portfolio turnover	47%	65%	48%	48%	66%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-5

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan U.S. Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek to provide high total return from a portfolio of selected equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as
LVIP JPMorgan U.S. Equity Fund-6

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,316 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.75% of the Fund’s average daily net assets for the Standard Class and 1.00% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$16,356
Legal	2,529
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $267 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP JPMorgan U.S. Equity Fund-7

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$121,344
Distribution fees payable to LFD	24,082
Shareholder servicing fees payable to Lincoln Life	6,398
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$146,861,124
Sales	97,648,437
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$165,331,065
Aggregate unrealized appreciation of investments and derivatives	$94,671,318
Aggregate unrealized depreciation of investments and derivatives	(3,801,627)
Net unrealized appreciation of investments and derivatives	$90,869,691
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan U.S. Equity Fund-8

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$252,569,444	$—	$—	$252,569,444
Money Market Fund	3,630,994	—	—	3,630,994
Total Investments	$256,200,438	$—	$—	$256,200,438
Derivatives:

Liabilities:
Futures Contract	$(13,386)	$—	$—	$(13,386)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income*	$4,653,060	$2,744,040
Long-term capital gains	6,220,310	5,495,329
Total	$10,873,370	$8,239,369

*	Short-term gain distributions were treated as ordinary income for income tax purposes
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$933,281
Undistributed long-term capital gains	6,828,150
Other temporary differences	1
Net unrealized appreciation	90,869,691
Distributable earnings/(accumulated loss)	$98,631,123
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP JPMorgan U.S. Equity Fund-9

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	344,346	360,763
Service Class	1,856,625	714,053
Shares reinvested:
Standard Class	149,216	215,691
Service Class	97,765	35,783
	2,447,952	1,326,290
Shares redeemed:
Standard Class	(626,112)	(586,443)
Service Class	(396,258)	(146,573)
	(1,022,370)	(733,016)
Net increase	1,425,582	593,274
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(13,386)
LVIP JPMorgan U.S. Equity Fund-10

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$176,953	$(13,386)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$769,982	$—
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan U.S. Equity Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan U.S. Equity Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended December 31, 2023, and the financial highlights for each of the four years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP JPMorgan U.S. Equity Fund–12

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Loomis Sayles Global Growth Fund

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.50%
Brazil–1.24%
Ambev SA ADR	1,705,652	$3,155,456
		3,155,456
Canada–4.51%
†Shopify, Inc. Class A	107,485	11,428,880
		11,428,880
China–7.85%
Alibaba Group Holding Ltd. ADR	27,250	2,310,528
†Baidu, Inc. ADR	26,428	2,228,145
Tencent Holdings Ltd.	123,700	6,641,589
†Trip.com Group Ltd. ADR	89,521	6,146,512
Yum China Holdings, Inc.	53,796	2,591,353
		19,918,127
Denmark–2.49%
Novo Nordisk AS Class B	73,329	6,326,960
		6,326,960
France–1.53%
LVMH Moet Hennessy Louis Vuitton SE	3,902	2,568,618
Sodexo SA	15,949	1,314,227
		3,882,845
Hong Kong–0.11%
Budweiser Brewing Co. APAC Ltd.	296,513	285,951
		285,951
Ireland–1.93%
Experian PLC	113,240	4,883,809
		4,883,809
Japan–1.40%
FANUC Corp.	135,600	3,542,273
		3,542,273
Netherlands–4.53%
†Adyen NV	5,431	8,084,131
NXP Semiconductors NV	16,349	3,398,139
		11,482,270
Switzerland–5.50%
†CRISPR Therapeutics AG	61,249	2,410,761
Nestle SA	17,699	1,452,082
Novartis AG	70,658	6,879,067
Roche Holding AG	11,486	3,211,561
		13,953,471
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–2.59%
†ARM Holdings PLC ADR	33,806	$4,170,308
Reckitt Benckiser Group PLC	11,851	717,037
Unilever PLC	29,662	1,686,208
		6,573,553
United States–60.20%
†Alnylam Pharmaceuticals, Inc.	22,544	5,304,829
Alphabet, Inc. Class A	72,801	13,781,229
†Amazon.com, Inc.	76,938	16,879,428
†Autodesk, Inc.	7,937	2,345,939
†Block, Inc.	30,889	2,625,256
†Boeing Co.	48,365	8,560,605
Deere & Co.	3,456	1,464,307
†Doximity, Inc. Class A	65,675	3,506,388
Expeditors International of Washington, Inc.	11,635	1,288,809
Meta Platforms, Inc. Class A	32,979	19,309,534
Microsoft Corp.	21,581	9,096,391
†Netflix, Inc.	14,437	12,867,987
Oracle Corp.	64,134	10,687,290
QUALCOMM, Inc.	19,589	3,009,262
Salesforce, Inc.	18,244	6,099,517
SEI Investments Co.	24,786	2,044,349
†Tesla, Inc.	43,598	17,606,616
†Under Armour, Inc. Class A	138,610	1,147,691
†Vertex Pharmaceuticals, Inc.	11,448	4,610,110
Visa, Inc. Class A	28,963	9,153,467
Yum! Brands, Inc.	9,811	1,316,244
		152,705,248
Uruguay–5.62%
†MercadoLibre, Inc.	8,385	14,258,190
		14,258,190
Total Common Stock (Cost $128,016,063)		252,397,033

MONEY MARKET FUND–1.34%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	3,385,304	3,385,304
Total Money Market Fund (Cost $3,385,304)		3,385,304

TOTAL INVESTMENTS–100.84% (Cost $131,401,367)	255,782,337
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.84%)	(2,120,974)
NET ASSETS APPLICABLE TO 14,043,627 SHARES OUTSTANDING–100.00%	$253,661,363
LVIP Loomis Sayles Global Growth Fund-1

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($249,135,462 / 13,789,411 Shares)	$18.067
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($4,525,901 / 254,216 Shares)	$17.803
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$115,153,491
Distributable earnings/(accumulated loss)	138,507,872
TOTAL NET ASSETS	$253,661,363

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $3,079,985 payable for securities purchased, $51,291 payable for fund shares redeemed, $14,370 other accrued expenses payable,
$170,460 due to manager and affiliates, $25,560 payable for audit fee and $19,430 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-2

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$2,224,587
Foreign taxes withheld	(187,959)
2,036,628
EXPENSES:
Management fees	1,775,828
Shareholder servicing fees	75,734
Accounting and administration expenses	58,436
Professional fees	44,943
Custodian fees	18,337
Distribution fees-Service Class	14,611
Reports and statements to shareholders	8,534
Trustees’ fees and expenses	8,346
Consulting fees	7,085
Pricing fees	2,862
Other	11,865
2,026,581
Less:
Expenses reimbursed	(1,107)
Total operating expenses	2,025,474
NET INVESTMENT INCOME	11,154
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	25,956,845
Foreign currencies	(3,679)
Net realized gain	25,953,166
Net change in unrealized appreciation (depreciation) of:
Investments	28,406,165
Foreign currencies	(50,953)
Net change in unrealized appreciation (depreciation)	28,355,212
NET REALIZED AND UNREALIZED GAIN	54,308,378
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,319,532
See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,154	$566,246
Net realized gain	25,953,166	5,945,208
Net change in unrealized appreciation (depreciation)	28,355,212	75,252,537
Net increase in net assets resulting from operations	54,319,532	81,763,991
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(7,483,086)	(7,295,279)
Service Class	(118,092)	(113,914)
	(7,601,178)	(7,409,193)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,458,241	4,368,556
Service Class	1,395,755	3,538,844
Reinvestment of dividends and distributions:
Standard Class	7,483,086	7,295,279
Service Class	118,092	113,914
	18,455,174	15,316,593
Cost of shares redeemed:
Standard Class	(71,428,175)	(78,873,216)
Service Class	(1,837,928)	(1,760,806)
	(73,266,103)	(80,634,022)
Decrease in net assets derived from capital share transactions	(54,810,929)	(65,317,429)
NET INCREASE (DECREASE) IN NET ASSETS	(8,092,575)	9,037,369
NET ASSETS:
Beginning of year	261,753,938	252,716,569
End of year	$253,661,363	$261,753,938
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-3

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$15.155	$11.408	$16.534	$15.735	$12.220
Income (loss) from investment operations:
Net investment income[1]	0.002	0.030	0.040	0.005	0.024
Net realized and unrealized gain (loss)	3.414	4.127	(4.324)	0.960	4.207
Total from investment operations	3.416	4.157	(4.284)	0.965	4.231
Less dividends and distributions from:
Net investment income	(0.005)	(0.057)	(0.045)	—	(0.040)
Net realized gain	(0.499)	(0.353)	(0.797)	(0.166)	(0.676)
Total dividends and distributions	(0.504)	(0.410)	(0.842)	(0.166)	(0.716)
Net asset value, end of period	$18.067	$15.155	$11.408	$16.534	$15.735
Total return[2]	22.73%	36.85%	(25.74% )	6.12%	34.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,135	$257,593	$251,064	$334,283	$340,368
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77% [3]	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.77%	0.78%	0.77%	0.76%	0.77%
Ratio of net investment income to average net assets	0.01%	0.22%	0.31%	0.03% [3]	0.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.01%	0.21%	0.31%	0.04%	0.18%
Portfolio turnover	8%	5%	42%	18%	26%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-4

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$14.989	$11.295	$16.379	$15.644	$12.174
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.056)	(0.018)	(0.006)	(0.054)	(0.023)
Net realized and unrealized gain (loss)	3.369	4.082	(4.281)	0.955	4.183
Total from investment operations	3.313	4.064	(4.287)	0.901	4.160
Less dividends and distributions from:
Net investment income	—	(0.017)	—	—	(0.014)
Net realized gain	(0.499)	(0.353)	(0.797)	(0.166)	(0.676)
Total dividends and distributions	(0.499)	(0.370)	(0.797)	(0.166)	(0.690)
Net asset value, end of period	$17.803	$14.989	$11.295	$16.379	$15.644
Total return[2]	22.31%	36.38%	(26.00% )	5.75%	34.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,526	$4,161	$1,653	$2,705	$3,191
Ratio of expenses to average net assets	1.12%	1.12%	1.12%	1.12% [3]	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.12%	1.13%	1.12%	1.11%	1.12%
Ratio of net investment loss to average net assets	(0.34% )	(0.13% )	(0.04% )	(0.32% )[3]	(0.17% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed/recouped	(0.34% )	(0.14% )	(0.04% )	(0.31% )	(0.17% )
Portfolio turnover	8%	5%	42%	18%	26%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-5

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Loomis Sayles Global Growth Fund-6

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,778 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$13,931	$15,010	$1,107	$30,048
LVIP Loomis Sayles Global Growth Fund-7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$21,572
Legal	3,276
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $222 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$162,647
Distribution fees payable to LFD	1,334
Shareholder servicing fees payable to Lincoln Life	6,479
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$19,943,942
Sales	81,348,316
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$142,261,575
Aggregate unrealized appreciation of investments	$118,907,545
Aggregate unrealized depreciation of investments	(5,384,378)
Net unrealized appreciation of investments	$113,523,167
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Loomis Sayles Global Growth Fund-8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$3,155,456	$—	$—	$3,155,456
Canada	11,428,880	—	—	11,428,880
China	19,918,127	—	—	19,918,127
Denmark	—	6,326,960	—	6,326,960
France	3,882,845	—	—	3,882,845
Hong Kong	285,951	—	—	285,951
Ireland	4,883,809	—	—	4,883,809
Japan	—	3,542,273	—	3,542,273
Netherlands	11,482,270	—	—	11,482,270
Switzerland	2,410,761	11,542,710	—	13,953,471
United Kingdom	6,573,553	—	—	6,573,553
United States	152,705,248	—	—	152,705,248
Uruguay	14,258,190	—	—	14,258,190
Money Market Fund	3,385,304	—	—	3,385,304
Total Investments	$234,370,394	$21,411,943	$—	$255,782,337
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals, foreign currency gains/losses and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended	Year Ended
	12/31/24	12/31/23
Ordinary income	$585,508	$827,664
Long-term capital gains	7,015,670	6,581,529
Total	$7,601,178	$7,409,193
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$24,984,706
Other temporary differences	(1)
Net unrealized appreciation	113,523,167
Distributable earnings/(accumulated loss)	$138,507,872
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
LVIP Loomis Sayles Global Growth Fund-9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	578,316	313,635
Service Class	82,746	255,045
Shares reinvested:
Standard Class	437,984	534,708
Service Class	7,009	8,524
	1,106,055	1,111,912
Shares redeemed:
Standard Class	(4,223,932)	(5,859,204)
Service Class	(113,116)	(132,325)
	(4,337,048)	(5,991,529)
Net decrease	(3,230,993)	(4,879,617)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the
LVIP Loomis Sayles Global Growth Fund-10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Loomis Sayles Global Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Loomis Sayles Global Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Loomis Sayles Global Growth Fund–12

LVIP Macquarie Bond Fund
(formerly, LVIP Delaware Bond Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Bond Fund

LVIP Macquarie Bond Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.20%
•Fannie Mae Connecticut Avenue Securities
Series 2022-R02 2M2 7.57% (SOFR30A + 3.00%) 1/25/42	4,565,000	$4,675,192
Series 2023-R08 1M1 6.07% (SOFR30A + 1.50%) 10/25/43	9,962,728	10,007,906
Series 2024-R04 1A1 5.57% (SOFR30A + 1.00%) 5/25/44	16,884,461	16,891,140
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	39,280	39,912
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	208,806	147,363
Series 2017-40 GZ 3.50% 5/25/47	2,744,750	2,462,476
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,075,586	1,761,471
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 5.73% (SOFR30A + 1.16%) 12/25/29	93,077	93,179
Series 2021-DNA5 M2 6.22% (SOFR30A + 1.65%) 1/25/34	7,393,153	7,447,110
Series 2021-HQA2 M2 6.62% (SOFR30A + 2.05%) 12/25/33	22,537,305	23,308,881
Series 2022-DNA1 M2 7.07% (SOFR30A + 2.50%) 1/25/42	11,550,000	11,781,428
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	147,598	152,212
GNMA
Series 2013-113 LY 3.00% 5/20/43	2,653,236	2,374,510
Series 2017-163 ZK 3.50% 11/20/47	610,903	545,764
Total Agency Collateralized Mortgage Obligations (Cost $81,068,368)		81,688,544
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	2,990,000	2,866,228
Total Agency Commercial Mortgage-Backed Security (Cost $2,953,609)		2,866,228
AGENCY MORTGAGE-BACKED SECURITIES–29.49%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	32,282,706	28,676,328
2.50% 8/1/36	26,426,491	24,053,364
3.00% 11/1/33	9,438,203	8,997,234
5.50% 10/1/38	16,694,369	16,806,930
Fannie Mae S.F. 20 yr
2.00% 3/1/41	13,292,837	11,101,982
2.00% 5/1/41	6,089,612	5,085,312
2.50% 5/1/40	2,976,258	2,614,512
3.00% 12/1/37	8,007,783	7,306,346
3.00% 1/1/38	10,263,083	9,419,993
3.00% 10/1/47	45,011	38,432
4.00% 9/1/42	25,654,089	24,045,294
4.50% 12/1/40	8,997,179	8,759,633
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
2.00% 6/1/50	25,529,817	$20,073,429
2.00% 11/1/50	16,452,975	12,972,991
2.00% 12/1/50	4,938,381	3,894,818
2.00% 1/1/51	4,974,454	3,936,586
2.00% 2/1/51	18,703,782	14,780,167
2.00% 3/1/51	1,907,736	1,496,434
2.00% 4/1/51	19,034,038	14,898,918
2.00% 8/1/51	6,953,624	5,486,623
2.00% 9/1/51	46,946,966	36,666,651
2.00% 1/1/52	17,997,177	14,254,413
2.50% 8/1/50	24,786,663	20,573,659
2.50% 1/1/51	42,968,570	35,731,566
2.50% 6/1/51	7,055,480	5,837,313
2.50% 7/1/51	1,055,190	869,269
2.50% 8/1/51	36,115,359	29,831,603
2.50% 12/1/51	2,363,963	1,934,753
2.50% 2/1/52	64,207,165	52,386,745
2.50% 7/1/53	7,608,628	6,226,710
3.00% 6/1/45	430,581	376,504
3.00% 4/1/46	1,967,507	1,729,562
3.00% 8/1/46	1,046,479	909,376
3.00% 4/1/47	18,586	16,080
3.00% 12/1/47	2,264,958	1,961,331
3.00% 2/1/48	20,167,488	17,527,163
3.00% 3/1/48	15,725,078	13,640,735
3.00% 11/1/48	2,904,074	2,519,185
3.00% 12/1/49	17,402,821	15,041,273
3.00% 2/1/50	984,965	822,635
3.00% 7/1/51	7,606,294	6,551,649
3.00% 12/1/51	11,588,257	9,977,875
3.00% 6/1/52	26,738,459	22,886,834
3.50% 1/1/48	9,245,818	8,329,092
3.50% 2/1/48	12,558,366	11,237,480
3.50% 3/1/50	2,619,190	2,355,401
3.50% 8/1/50	28,442,347	25,526,432
3.50% 9/1/50	5,922,330	5,341,421
3.50% 3/1/52	20,908,004	18,721,622
3.50% 5/1/52	13,477,793	12,048,516
3.50% 6/1/52	4,051,615	3,623,237
3.50% 9/1/52	29,964,199	26,830,944
4.00% 3/1/47	14,234,125	13,209,373
4.00% 6/1/48	10,679,110	9,916,926
4.00% 10/1/48	10,359,685	9,663,197
4.00% 1/1/50	2,935,475	2,781,009
4.00% 8/1/51	8,437,854	7,910,610
4.00% 9/1/52	12,633,818	11,572,576
4.50% 7/1/40	821,800	797,964
4.50% 8/1/41	1,925,074	1,866,312
4.50% 2/1/44	8,500,825	8,241,615
4.50% 2/1/46	25,225,844	24,370,939
4.50% 5/1/46	3,117,258	3,022,243
4.50% 12/1/48	2,578,122	2,459,186
4.50% 1/1/49	4,107,003	3,916,306
4.50% 2/1/49	2,253,043	2,151,193
4.50% 1/1/50	6,903,341	6,626,616
4.50% 4/1/50	14,046,273	13,404,288
4.50% 10/1/52	53,907,053	50,806,775
4.50% 12/1/52	11,266,276	10,614,708
4.50% 2/1/53	20,082,944	18,922,106
5.00% 7/1/47	18,506,011	18,440,134
5.00% 1/1/51	17,787,709	17,468,781
5.00% 8/1/53	48,887,322	47,426,242
5.00% 9/1/53	10,172,131	9,831,938
5.50% 5/1/44	19,728,431	19,949,546
5.50% 8/1/52	10,513,743	10,500,408
5.50% 11/1/52	9,439,148	9,385,317
5.50% 7/1/53	10,518,044	10,396,265
LVIP Macquarie Bond Fund-1

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 1/1/42	15,111,868	$15,666,616
6.00% 5/1/53	12,691,979	12,824,090
6.00% 7/1/53	13,391,351	13,662,924
6.00% 9/1/53	18,685,902	18,785,732
6.50% 9/1/53	10,607,884	10,927,410
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/55	75,743,000	74,739,294
6.00% 1/1/55	33,826,000	33,981,917
Freddie Mac S.F. 15 yr 4.50% 5/1/38	4,498,038	4,400,302
Freddie Mac S.F. 20 yr
2.00% 3/1/41	14,988,759	12,518,205
2.00% 5/1/42	13,183,452	10,934,264
2.00% 8/1/42	20,040,988	16,656,224
2.50% 2/1/42	4,900,443	4,179,307
2.50% 3/1/42	16,546,654	14,079,773
2.50% 9/1/42	23,530,257	20,021,535
3.00% 5/1/40	631,751	570,328
3.00% 4/1/42	5,767,260	5,101,060
5.00% 11/1/42	12,430,934	12,177,860
5.50% 6/1/43	2,025,560	2,023,352
5.50% 7/1/43	20,568,141	20,608,642
Freddie Mac S.F. 30 yr
2.00% 12/1/50	6,096,454	4,785,564
2.00% 3/1/52	16,059,653	12,535,370
2.50% 7/1/50	1,918,321	1,583,322
2.50% 3/1/51	3,061,871	2,527,904
2.50% 5/1/51	3,935,881	3,252,391
2.50% 11/1/51	16,175,778	13,397,840
2.50% 12/1/51	22,517,762	18,610,198
3.00% 1/1/47	52,107,896	45,199,561
3.00% 8/1/48	4,313,615	3,748,460
3.00% 1/1/50	2,494,329	2,159,150
3.00% 7/1/50	3,629,524	3,143,240
3.00% 12/1/50	1,676,988	1,451,308
3.00% 8/1/51	6,223,173	5,341,807
3.00% 8/1/52	17,139,407	14,744,273
3.50% 2/1/47	9,601,837	8,726,981
3.50% 7/1/47	57,105,338	51,307,047
3.50% 11/1/48	17,001,972	15,310,392
3.50% 2/1/49	37,178,237	32,900,879
3.50% 6/1/52	4,126,522	3,664,360
4.00% 10/1/47	6,602,842	6,103,119
4.00% 9/1/49	6,292,283	5,844,458
4.00% 9/1/52	70,098,127	64,341,951
4.50% 1/1/49	4,312,616	4,106,884
4.50% 3/1/49	2,084,895	1,988,141
4.50% 8/1/49	6,415,440	6,130,938
4.50% 10/1/52	21,118,994	19,904,398
4.50% 11/1/52	83,432,406	78,585,908
5.00% 10/1/48	2,526,715	2,480,248
5.00% 7/1/52	32,459,799	31,662,450
5.00% 9/1/52	26,833,201	26,194,094
5.00% 11/1/52	13,149,315	12,730,605
5.00% 6/1/53	3,218,513	3,112,575
5.50% 9/1/41	7,395,765	7,458,629
5.50% 9/1/52	13,424,695	13,393,597
5.50% 11/1/52	2,738,343	2,722,323
5.50% 3/1/53	23,932,610	23,895,980
5.50% 9/1/53	26,479,218	26,490,978
5.50% 2/1/54	21,334,414	21,145,678
6.00% 1/1/53	8,030,078	8,181,128
GNMA I S.F. 30 yr
3.00% 8/15/45	2,965,369	2,607,401
3.00% 3/15/50	1,620,268	1,410,211
5.50% 10/15/42	9,179,558	9,343,739
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
3.00% 8/20/50	3,603,373	$3,190,718
3.00% 12/20/51	13,701,995	11,895,995
5.00% 9/20/52	7,038,324	6,849,698
5.50% 4/20/53	10,525,032	10,393,213
5.50% 5/20/53	19,560,920	19,455,134
5.50% 7/20/53	12,390,040	12,356,016
5.50% 2/20/54	15,207,680	15,180,866
6.00% 5/20/53	19,128,085	19,387,537
Total Agency Mortgage-Backed Securities (Cost $2,116,568,897)		2,009,178,420
CORPORATE BONDS–29.24%
Aerospace & Defense–0.79%
BAE Systems PLC 5.30% 3/26/34	4,010,000	3,998,476
Boeing Co. 6.86% 5/1/54	24,680,000	26,231,054
Bombardier, Inc.
7.00% 6/1/32	3,455,000	3,514,637
7.25% 7/1/31	3,455,000	3,563,059
Northrop Grumman Corp.
4.75% 6/1/43	2,064,000	1,849,596
5.20% 6/1/54	8,415,000	7,827,880
TransDigm, Inc.
6.63% 3/1/32	3,455,000	3,486,184
6.88% 12/15/30	3,455,000	3,506,392
		53,977,278
Agriculture–0.18%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	12,475,000	12,107,843
		12,107,843
Auto Manufacturers–0.64%
Ford Motor Credit Co. LLC
5.80% 3/8/29	5,830,000	5,832,066
6.13% 3/8/34	4,785,000	4,681,596
6.80% 5/12/28	7,100,000	7,336,820
6.80% 11/7/28	3,405,000	3,528,174
General Motors Financial Co., Inc.
5.60% 6/18/31	3,040,000	3,055,208
5.95% 4/4/34	10,594,000	10,649,345
Hyundai Capital America
5.28% 6/24/27	3,835,000	3,864,606
5.40% 6/24/31	4,465,000	4,464,522
		43,412,337
Auto Parts & Equipment–0.12%
Aptiv Swiss Holdings Ltd. 3.10% 12/1/51	14,023,000	8,198,427
		8,198,427
Banks–8.29%
μBanco de Credito del Peru SA 3.13% 7/1/30	7,235,000	7,084,555
μBanco Mercantil del Norte SA
7.50% 6/27/29	2,500,000	2,410,336
7.63% 1/10/28	3,500,000	3,434,861
8.75% 5/20/35	2,000,000	1,990,898
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	10,264,552
μBank of America Corp.
5.52% 10/25/35	26,856,000	26,257,661
5.82% 9/15/29	12,710,000	13,023,829
6.20% 11/10/28	22,420,000	23,211,710
μBank of Montreal
7.30% 11/26/84	2,365,000	2,416,522
7.70% 5/26/84	8,305,000	8,616,479
LVIP Macquarie Bond Fund-2

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	$20,934,399
μBBVA Bancomer SA 5.88% 9/13/34	3,475,000	3,293,357
BPCE SA 5.13% 1/18/28	10,570,000	10,576,792
Citibank NA
5.44% 4/30/26	4,880,000	4,923,798
5.49% 12/4/26	12,355,000	12,539,870
5.57% 4/30/34	7,165,000	7,248,827
μCitigroup, Inc.
5.61% 9/29/26	4,320,000	4,343,272
6.75% 2/15/30	7,605,000	7,543,148
7.00% 8/15/34	4,500,000	4,745,588
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	7,212,049
6.72% 1/18/29	15,077,000	15,654,923
6.82% 11/20/29	11,163,000	11,681,251
7.15% 7/13/27	5,515,000	5,683,313
μGoldman Sachs Group, Inc.
5.02% 10/23/35	10,235,000	9,795,116
5.56% 11/19/45	8,520,000	8,228,247
6.48% 10/24/29	8,840,000	9,262,341
μHuntington Bancshares, Inc. 6.21% 8/21/29	8,210,000	8,475,919
μHuntington National Bank 4.55% 5/17/28	3,340,000	3,313,681
μJPMorgan Chase & Co.
1.76% 11/19/31	29,840,000	24,794,496
4.95% 10/22/35	4,060,000	3,911,901
5.01% 1/23/30	6,455,000	6,449,133
5.57% 4/22/28	6,940,000	7,057,878
6.25% 10/23/34	4,064,000	4,295,219
μLloyds Banking Group PLC 5.72% 6/5/30	4,850,000	4,931,160
μMorgan Stanley
2.48% 9/16/36	20,963,000	17,049,900
5.16% 4/20/29	12,870,000	12,906,226
5.52% 11/19/55	7,435,000	7,165,225
5.83% 4/19/35	14,661,000	14,940,194
6.14% 10/16/26	23,885,000	24,125,720
6.30% 10/18/28	12,237,000	12,687,050
6.41% 11/1/29	7,724,000	8,067,881
μNBK SPC Ltd. 5.50% 6/6/30	4,975,000	5,018,233
PNC Bank NA 4.05% 7/26/28	7,075,000	6,834,800
μPNC Financial Services Group, Inc.
5.68% 1/22/35	5,300,000	5,361,192
6.88% 10/20/34	7,745,000	8,454,145
Popular, Inc. 7.25% 3/13/28	17,270,000	17,786,304
μRegions Financial Corp. 5.50% 9/6/35	6,815,000	6,654,815
State Street Corp. 4.99% 3/18/27	7,870,000	7,935,501
Truist Bank
3.30% 5/15/26	7,220,000	7,069,596
μ4.63% 9/17/29	21,981,000	21,431,609
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	12,378,293
4.95% 9/1/25	7,095,000	7,032,107
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,798,671
3.95% 11/17/25	6,220,000	6,192,903
μ4.65% 2/1/29	16,232,000	16,067,559
μ5.38% 1/23/30	2,500,000	2,520,651
μ5.68% 1/23/35	5,565,000	5,611,974
μ5.73% 10/21/26	1,384,000	1,393,307
μ6.79% 10/26/27	3,755,000	3,882,039
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μUBS Group AG
5.70% 2/8/35	3,295,000	$3,316,558
6.85% 9/10/29	14,045,000	13,891,575
		565,181,109
Biotechnology–0.24%
Biocon Biologics Global PLC 6.67% 10/9/29	3,890,000	3,729,686
Royalty Pharma PLC
1.75% 9/2/27	6,895,000	6,351,314
5.90% 9/2/54	6,313,000	5,994,788
		16,075,788
Chemicals–0.41%
LYB International Finance III LLC
3.63% 4/1/51	6,445,000	4,327,531
5.50% 3/1/34	11,405,000	11,187,464
OCP SA
5.13% 6/23/51	4,285,000	3,229,990
7.50% 5/2/54	3,125,000	3,168,672
Sociedad Quimica y Minera de Chile SA 5.50% 9/10/34	6,690,000	6,337,972
		28,251,629
Computers–0.71%
Accenture Capital, Inc.
4.05% 10/4/29	5,015,000	4,867,684
4.25% 10/4/31	26,805,000	25,757,716
4.50% 10/4/34	11,155,000	10,600,802
Amentum Holdings, Inc. 7.25% 8/1/32	6,910,000	6,962,293
		48,188,495
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	2,640,000	2,643,292
		2,643,292
Diversified Financial Services–1.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,844,644
3.00% 10/29/28	20,435,000	18,921,993
4.95% 9/10/34	8,100,000	7,711,784
5.10% 1/19/29	4,200,000	4,194,412
6.50% 7/15/25	3,035,000	3,054,570
Air Lease Corp.
2.88% 1/15/26	22,595,000	22,115,182
3.00% 2/1/30	9,220,000	8,323,760
3.38% 7/1/25	3,290,000	3,264,408
μ4.13% 12/15/26	3,560,000	3,349,828
4.63% 10/1/28	3,303,000	3,246,659
5.10% 3/1/29	2,389,000	2,394,009
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	15,182,459
5.38% 7/15/29	7,005,000	7,008,417
Avolon Holdings Funding Ltd. 4.95% 1/15/28	5,050,000	5,004,134
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	4,998,889
5.88% 7/21/28	10,766,000	11,008,922
6.45% 6/8/27	1,766,000	1,821,592
6.50% 1/20/43	5,130,000	5,449,289
		133,894,951
LVIP Macquarie Bond Fund-3

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–3.81%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	$1,213,176
4.15% 5/1/49	1,530,000	1,155,075
5.40% 6/1/33	2,525,000	2,501,705
AES Andes SA
6.30% 3/15/29	4,000,000	4,019,711
μ8.15% 6/10/55	2,350,000	2,376,915
Alfa Desarrollo SpA 4.55% 9/27/51	6	4
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,673,001
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,644,147
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	13,216,693
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	6,975,000	6,776,422
Colbun SA 3.15% 1/19/32	3,585,000	3,004,155
Constellation Energy Generation LLC 5.75% 3/15/54	8,055,000	7,831,570
μDominion Energy, Inc.
6.63% 5/15/55	5,525,000	5,617,069
6.88% 2/1/55	6,625,000	6,884,383
DTE Energy Co. 5.10% 3/1/29	7,080,000	7,096,321
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	27,725,875
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,285,560
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,503,348
Exelon Corp. 5.45% 3/15/34	13,150,000	13,119,513
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	1,990,122
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	13,405,000	12,840,252
5.75% 9/1/25	16,660,000	16,761,564
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	5,817,814
5.05% 10/1/48	6,185,000	5,446,023
6.20% 12/1/53	1,740,000	1,791,716
Pacific Gas & Electric Co. 3.30% 8/1/40	21,588,000	16,153,705
PacifiCorp
5.10% 2/15/29	1,750,000	1,762,498
5.45% 2/15/34	2,985,000	2,965,641
5.80% 1/15/55	2,780,000	2,701,457
μSempra 6.40% 10/1/54	16,195,000	16,057,761
Southern California Edison Co.
4.00% 4/1/47	3,505,000	2,698,151
4.88% 3/1/49	11,850,000	10,348,269
5.20% 6/1/34	6,655,000	6,584,246
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,314,591
Vistra Operations Co. LLC
6.00% 4/15/34	3,055,000	3,095,787
6.95% 10/15/33	17,605,000	18,943,033
		259,917,273
Electronics–0.10%
Amphenol Corp.
2.20% 9/15/31	3,705,000	3,104,659
5.05% 4/5/27	3,470,000	3,500,159
		6,604,818
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	6,910,000	$6,941,189
		6,941,189
Food–0.11%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	6,980,000	7,276,734
		7,276,734
Gas–0.04%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	2,942,885
		2,942,885
Health Care Services–1.03%
Elevance Health, Inc.
5.15% 6/15/29	17,060,000	17,153,173
5.38% 6/15/34	18,454,000	18,289,703
HCA, Inc. 5.45% 9/15/34	10,355,000	10,092,928
UnitedHealth Group, Inc.
4.90% 4/15/31	20,585,000	20,464,135
5.50% 7/15/44	4,460,000	4,326,062
		70,326,001
Insurance–1.19%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	7,625,595
5.00% 9/12/32	12,325,000	12,126,663
Aon North America, Inc.
5.30% 3/1/31	5,065,000	5,085,720
5.75% 3/1/54	1,905,000	1,857,562
Arthur J Gallagher & Co. 5.00% 2/15/32	7,605,000	7,505,945
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	7,963,399
3.95% 5/25/51	5,515,000	3,962,307
μ6.63% 10/15/54	6,935,000	6,896,204
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	12,175,000	11,812,048
New York Life Global Funding 5.45% 9/18/26	9,745,000	9,890,709
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,454,789
		81,180,941
Internet–0.41%
Alibaba Group Holding Ltd. 5.25% 5/26/35	8,900,000	8,715,839
Meta Platforms, Inc.
4.30% 8/15/29	4,465,000	4,408,955
4.55% 8/15/31	2,005,000	1,972,844
4.75% 8/15/34	4,080,000	3,971,590
5.40% 8/15/54	4,630,000	4,483,536
Uber Technologies, Inc. 5.35% 9/15/54	4,800,000	4,463,566
		28,016,330
Investment Companies–0.61%
Apollo Debt Solutions BDC 6.70% 7/29/31	14,235,000	14,619,330
Blackstone Private Credit Fund
5.60% 11/22/29	4,850,000	4,788,424
6.00% 11/22/34	6,930,000	6,761,513
Blue Owl Credit Income Corp. 5.80% 3/15/30	15,700,000	15,463,051
		41,632,318
LVIP Macquarie Bond Fund-4

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.10%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	6,910,000	$6,786,385
		6,786,385
Media–0.58%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	7,510,000	4,525,449
Midcontinent Communications 8.00% 8/15/32	7,015,000	7,205,308
Sirius XM Radio LLC 4.13% 7/1/30	7,945,000	6,933,979
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,895,224
7.30% 7/1/38	14,595,000	14,847,870
		39,407,830
Mining–0.26%
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	3,555,000	3,493,805
6.13% 4/15/32	3,530,000	3,486,894
Freeport-McMoRan, Inc. 5.45% 3/15/43	11,469,000	10,715,921
		17,696,620
Office Business Equipment–0.32%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	23,485,000	21,847,054
		21,847,054
Oil & Gas–2.08%
Adnoc Murban Rsc Ltd. 4.50% 9/11/34	7,500,000	7,046,910
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	6,216,634
2.94% 6/4/51	10,410,000	6,444,784
4.81% 2/13/33	16,583,000	16,030,446
5.23% 11/17/34	14,655,000	14,433,472
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,574,356
ConocoPhillips Co.
5.00% 1/15/35	7,510,000	7,295,039
5.05% 9/15/33	16,550,000	16,329,620
5.50% 1/15/55	7,850,000	7,464,561
Diamondback Energy, Inc.
5.20% 4/18/27	3,555,000	3,589,086
5.40% 4/18/34	2,959,000	2,909,401
Ecopetrol SA 8.38% 1/19/36	6,730,000	6,490,664
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	3,620,000	3,347,767
6.25% 4/15/32	3,445,000	3,169,494
Occidental Petroleum Corp.
5.38% 1/1/32	4,090,000	4,004,728
5.55% 10/1/34	2,845,000	2,767,258
6.05% 10/1/54	1,411,000	1,338,742
6.13% 1/1/31	9,132,000	9,344,047
6.20% 3/15/40	3,069,000	3,023,578
6.60% 3/15/46	1,309,000	1,321,521
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	5,453,034
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Raizen Fuels Finance SA 5.70% 1/17/35	9,000,000	$8,331,750
		141,926,892
Pharmaceuticals–0.26%
AbbVie, Inc. 5.35% 3/15/44	3,800,000	3,704,255
Takeda Pharmaceutical Co. Ltd. 3.18% 7/9/50	21,445,000	13,892,312
		17,596,567
Pipelines–1.70%
Enbridge, Inc.
5.25% 4/5/27	6,810,000	6,891,040
μ5.75% 7/15/80	2,980,000	2,880,865
Energy Transfer LP
5.95% 5/15/54	5,450,000	5,268,774
6.05% 9/1/54	6,745,000	6,601,351
6.10% 12/1/28	6,520,000	6,772,126
μ6.50% 11/15/26	15,980,000	15,986,584
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,349,185
3.30% 2/15/53	16,872,000	11,091,114
4.95% 2/15/35	4,700,000	4,548,779
5.35% 1/31/33	5,635,000	5,679,673
5.55% 2/16/55	4,430,000	4,261,513
Galaxy Pipeline Assets Bidco Ltd. 2.16% 3/31/34	9,221,794	7,904,603
Greensaif Pipelines Bidco SARL 5.85% 2/23/36	3,690,000	3,642,236
Kinder Morgan, Inc. 5.00% 2/1/29	2,615,000	2,606,117
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	11,676,934
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,554,634
		115,715,528
Private Equity–0.14%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	10,060,000	9,725,267
		9,725,267
Real Estate Investment Trusts–0.39%
American Homes 4 Rent LP 5.25% 3/15/35	3,840,000	3,736,530
Extra Space Storage LP 5.40% 2/1/34	11,580,000	11,468,140
VICI Properties LP 4.95% 2/15/30	11,785,000	11,551,689
		26,756,359
Retail–0.36%
CK Hutchison International 24 II Ltd. 4.75% 9/13/34	13,555,000	12,935,899
Home Depot, Inc.
4.85% 6/25/31	2,085,000	2,084,215
4.88% 6/25/27	2,605,000	2,629,683
4.95% 6/25/34	6,830,000	6,737,726
		24,387,523
Semiconductors–0.58%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,450
3.19% 11/15/36	20,465,000	16,485,376
5.05% 7/12/29	6,280,000	6,303,863
5.15% 11/15/31	3,965,000	3,990,673
LVIP Macquarie Bond Fund-5

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Entegris, Inc. 4.75% 4/15/29	5,905,000	$5,654,082
KLA Corp. 4.95% 7/15/52	7,920,000	7,198,155
		39,634,599
Software–0.72%
Oracle Corp.
3.60% 4/1/50	26,756,000	18,745,507
4.20% 9/27/29	4,520,000	4,366,193
4.65% 5/6/30	8,980,000	8,850,383
5.38% 9/27/54	4,455,000	4,106,269
Roper Technologies, Inc. 4.90% 10/15/34	13,660,000	13,137,633
		49,205,985
Telecommunications–0.96%
AT&T, Inc.
3.50% 9/15/53	20,149,000	13,567,139
6.30% 1/15/38	1,595,000	1,702,854
Iliad Holding SASU 8.50% 4/15/31	440,000	467,792
Millicom International Cellular SA 7.38% 4/2/32	5,500,000	5,508,250
Rogers Communications, Inc. 5.30% 2/15/34	11,015,000	10,735,903
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	293,750	293,583
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,593,346
3.75% 4/15/27	13,240,000	12,934,932
5.25% 6/15/55	9,535,000	8,659,199
5.75% 1/15/34	3,335,000	3,419,168
Verizon Communications, Inc. 2.88% 11/20/50	5,390,000	3,310,408
		65,192,574
Total Corporate Bonds (Cost $2,073,568,624)		1,992,648,821
LOAN AGREEMENTS–1.27%
•A-AP Buyer, Inc. 7.85% (SOFR CME03M + 3.25%) 9/9/31	4,700,000	4,729,375
•Alliance Laundry Systems LLC 8.07% (SOFR CME01M + 3.50%) 8/19/31	5,765,000	5,796,419
•Amentum Government Services Holdings LLC 6.82% (SOFR CME01M + 2.25%) 9/29/31	9,405,000	9,365,781
•Ardonagh Midco 3 PLC 8.35% (SOFR CME03M + 3.75%) 2/15/31	14,525,000	14,597,625
•Azorra Soar TLB Finance Ltd. 5.83% (SOFR CME03M + 3.50%) 10/18/29	3,341,625	3,362,510
•Dragon Buyer, Inc. 7.80% (SOFR CME03M + 3.25%) 9/30/31	7,060,000	7,065,860
•Icon Parent, Inc. 7.52% (SOFR CME03M + 3.00%) 11/13/31	5,120,000	5,134,387
Janney Montgomery Scott LLC
✠•0.00% 11/28/31	997,857	1,007,836
•7.58% (SOFR CME03M + 3.25%) 11/28/31	5,987,143	6,047,014
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Jefferies Finance LLC 7.60% (SOFR CME01M + 3.00%) 10/21/31	3,453,000	$3,463,808
•Lightning Power LLC 7.74% (SOFR CME03M + 3.25%) 8/18/31	8,014,912	8,095,062
•Midcontinent Communications 7.11% (SOFR CME01M + 2.50%) 8/16/31	6,234,375	6,261,681
•White Cap Buyer LLC 7.82% (SOFR CME01M + 3.25%) 10/19/29	11,755,000	11,764,757
Total Loan Agreements (Cost $85,899,237)		86,692,115
NON-AGENCY ASSET-BACKED SECURITIES–4.71%
•Apex Credit CLO Ltd. Series 2018-1A A2 5.92% (TSFR03M + 1.29%) 4/25/31	5,498,938	5,503,640
•Black Diamond CLO DAC Series 2017-2A A2 6.18% (TSFR03M + 1.56%) 1/20/32	593,344	593,500
•Catamaran CLO Ltd. Series 2014-1A A1BR 6.28% (TSFR03M + 1.65%) 4/22/30	11,150,000	11,158,028
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.56% 11/25/36	40,293	40,089
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	8,500,000	8,181,591
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	24,577,282
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	42,790,000	38,868,742
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	1,420,000	1,408,198
Series 2024-B A3 5.10% 4/15/29	22,000,000	22,257,066
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	5,372,000	5,240,884
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	7,000,000	7,119,741
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	11,089,000	11,156,525
GMF Floorplan Owner Revolving Trust Series 2024-1 A1 5.13% 3/15/29	29,000,000	29,289,353
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 6.08% (TSFR03M + 1.46%) 10/20/34	4,000,000	4,006,360
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	345,492	342,528
•KKR CLO 41 Ltd. Series 2022-41A A1 5.98% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,606,121
LVIP Macquarie Bond Fund-6

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Midocean Credit CLO IX Series 2018-9A A1 6.03% (TSFR03M + 1.41%) 7/20/31	2,690,141	$2,692,248
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 6.03% (TSFR03M + 1.41%) 7/20/34	11,000,000	11,012,881
Porsche Innovative Lease Owner Trust Series 2024-1A A3 4.67% 11/22/27	20,000,000	20,026,202
•Regatta XIX Funding Ltd. Series 2022-1A A1 5.94% (TSFR03M + 1.32%) 4/20/35	3,000,000	3,004,668
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.18% (TSFR03M + 1.55%) 4/25/37	4,000,000	4,018,536
•Steele Creek CLO Ltd. Series 2017-1A A 6.17% (TSFR03M + 1.51%) 10/15/30	1,791,972	1,794,169
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	28,575,000	28,964,897
•Venture 34 CLO Ltd. Series 2018-34A AR 5.94% (TSFR03M + 1.28%) 10/15/31	7,346,993	7,356,346
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.05% (TSFR03M + 1.39%) 4/15/34	15,000,000	15,018,750
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	17,000,000	17,286,339
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	34,000,000	34,319,593
Total Non-Agency Asset-Backed Securities (Cost $325,336,520)		320,844,277
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.92%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.63% 1/25/45	559,595	539,304
Series 2015-1 B2 3.63% 1/25/45	316,206	304,740
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	10,180,105	8,167,148
Series 2021-PJ8 A2 2.50% 1/25/52	14,187,226	11,381,923
Series 2021-PJ9 A2 2.50% 2/26/52	15,847,713	12,714,075
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	588,553	554,515
Series 2014-2 B2 3.42% 6/25/29	219,277	206,596
Series 2015-1 B2 6.15% 12/25/44	976,469	969,649
Series 2015-4 B1 3.53% 6/25/45	1,341,529	1,219,651
Series 2015-4 B2 3.53% 6/25/45	960,738	873,455
Series 2015-5 B2 6.33% 5/25/45	588,705	586,597
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2015-6 B1 3.51% 10/25/45	937,325	$879,364
Series 2015-6 B2 3.51% 10/25/45	794,178	745,069
Series 2015-6 B3 3.51% 10/25/45	1,429,495	1,248,015
Series 2016-4 B1 3.79% 10/25/46	955,836	878,060
Series 2016-4 B2 3.79% 10/25/46	1,750,183	1,607,770
Series 2017-1 B3 3.45% 1/25/47	3,702,076	3,256,582
Series 2017-2 A3 3.50% 5/25/47	291,170	255,823
Series 2020-2 A3 3.50% 7/25/50	415,935	364,219
Series 2020-7 A3 3.00% 1/25/51	1,849,761	1,562,853
Series 2021-1 A3 2.50% 6/25/51	3,227,558	2,587,341
Series 2021-10 A3 2.50% 12/25/51	6,727,262	5,397,050
Series 2021-11 A3 2.50% 1/25/52	11,430,772	9,170,515
Series 2021-12 A3 2.50% 2/25/52	14,810,198	11,872,456
Series 2021-13 A3 2.50% 4/25/52	14,968,288	12,008,543
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	4,535,497	3,674,007
Series 2021-1 A2 2.50% 3/25/51	3,149,919	2,527,071
Series 2021-4 A3 2.50% 7/25/51	3,187,031	2,556,846
Series 2021-5 A3 2.50% 8/25/51	10,272,031	8,240,897
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	561,471	536,928
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,239,301	2,596,755
Series 2021-4 A1 2.50% 9/25/51	15,352,247	12,306,985
Series 2021-6 A1 2.50% 12/25/51	6,864,184	5,502,609
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	338,831	321,241
Series 2015-1 B2 3.93% 1/25/45	523,234	501,080
Series 2020-4 A2 2.50% 11/25/50	2,606,443	2,108,654
•Towd Point Mortgage Trust Series 2018-1 A1 3.00% 1/25/58	359,456	353,542
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	636,567	537,695
Total Non-Agency Collateralized Mortgage Obligations (Cost $162,502,201)		131,115,623
LVIP Macquarie Bond Fund-7

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.59%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	$3,815,311
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	16,686,429
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,521,908
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	11,249,957
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	35,284,436
•Series 2022-BNK40 B 3.39% 3/15/64	8,850,000	7,217,700
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	18,430,000	15,751,760
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,168,736
Series 2020-B17 A5 2.29% 3/15/53	23,500,000	20,070,824
Series 2020-B19 A5 1.85% 9/15/53	30,108,000	24,922,243
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	18,192,422
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	11,058,851
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	20,086,383
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,587,571
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	11,852,798
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	6,751,988
•Series 2022-B32 C 3.45% 1/15/55	11,000,000	7,935,426
•Series 2022-B33 B 3.61% 3/15/55	4,450,000	3,648,264
•Series 2022-B33 C 3.61% 3/15/55	4,450,000	3,335,493
•Series 2022-B34 A5 3.79% 4/15/55	4,735,866	4,214,324
•Series 2022-B35 A5 4.44% 5/15/55	10,445,000	9,724,041
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,135,691
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	15,284,900
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,232,058
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,658,601
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,302,584
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,555,828
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	14,221,784
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,890,493
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	$7,715,611
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	18,208,944
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,775,869
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,772,159
COMM Mortgage Trust
Series 2015-3BP A 3.18% 2/10/35	22,346,000	21,885,277
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,312,711
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	8,054,195
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,477,102
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	9,488,794
Series 2020-C9 B 2.57% 8/15/53	3,250,000	2,608,372
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,801,726
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,088,556
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	14,249,765
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,683,647
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	1,991,983
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	18,049,918
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	12,338,938
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	7,000,000	5,807,614
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,517,244
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,294,658
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	10,730,063	10,623,270
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,856,259
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	11,425,381
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,780,577
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	4,005,647
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,850,500
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,625,343
LVIP Macquarie Bond Fund-8

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	$5,865,816
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,149,711
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,586,650
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,758,074
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $664,993,431)		585,009,115
SUPRANATIONAL BANKS–0.61%
Africa Finance Corp. 5.55% 10/8/29	5,905,000	5,845,950
μAfrican Development Bank 5.75% 5/7/34	6,475,000	6,224,771
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	29,737,780
Total Supranational Banks (Cost $42,201,736)		41,808,501
U.S. TREASURY OBLIGATIONS–19.27%
U.S. Treasury Bonds
2.25% 8/15/46	131,705,000	85,023,532
4.13% 8/15/44	38,845,000	35,153,552
4.25% 2/15/54	102,870,000	93,843,184
4.25% 8/15/54	18,375,000	16,780,065
4.63% 5/15/44	6,510,000	6,311,168
4.63% 5/15/54	15,380,000	14,943,173
•U.S. Treasury Floating Rate Notes 4.48% 10/31/26 (USBMMY3M + 0.21%)	68,630,000	68,702,921
U.S. Treasury Notes
3.50% 1/31/30	108,340,000	103,938,878
3.63% 9/30/31	63,740,000	60,569,607
3.88% 8/15/34	15,250,000	14,419,459
4.00% 7/31/29	25,730,000	25,322,190
4.00% 1/31/31	12,795,000	12,483,429
4.13% 3/31/29	79,300,000	78,520,393
4.13% 10/31/29	140,540,000	138,921,491
4.25% 11/15/34	68,410,000	66,627,002
4.38% 7/31/26	86,140,000	86,282,127
4.38% 7/15/27	21,060,000	21,114,040
4.38% 5/15/34	23,300,000	22,941,855
4.63% 9/30/28	175,350,000	176,989,612
4.63% 4/30/31	64,220,000	64,762,726
4.63% 5/31/31	80,260,000	80,919,095
^U.S. Treasury Strip Principal 0.00% 5/15/44	48,330,000	18,932,977
^U.S. Treasury STRIPS Coupon 0.00% 5/15/44	51,375,000	19,332,891
Total U.S. Treasury Obligations (Cost $1,385,848,638)		1,312,835,367

	Number of Shares
COMMON STOCK–0.00%
=†MNEQ Holdings, Inc.	10,379	54,490
Total Common Stock (Cost $0)		54,490
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.10%
=†SVB Financial Trust 11.00% 11/7/29	11,831	$6,802,825
Total Preferred Stock (Cost $6,684,515)		6,802,825
MONEY MARKET FUND–0.15%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	10,378,447	10,378,447
Total Money Market Fund (Cost $10,378,447)		10,378,447

	Principal Amount°
SHORT-TERM INVESTMENTS—3.96%
Discounted Commercial Paper–3.96%
≠American Crystal Sugar Co.
4.78% 1/13/25	10,000,000	9,984,333
4.83% 1/10/25	11,500,000	11,486,401
≠American Honda Finance Corp.
4.78% 1/6/25	16,750,000	16,739,066
4.78% 1/8/25	10,000,000	9,990,861
4.81% 1/16/25	8,000,000	7,984,300
≠Archer-Daniels-Midland Co.
4.46% 1/2/25	10,000,000	9,998,778
≠Atlantic City Electric Co.
4.69% 1/10/25	9,500,000	9,489,028
≠Brown-Forman Corp.
4.79% 1/23/25	4,000,000	3,988,536
≠Caterpillar Financial Services Corp.
4.39% 1/2/25	4,485,000	4,484,461
≠DTE Electric Co.
4.73% 1/3/25	3,300,000	3,299,148
4.73% 1/7/25	8,850,000	8,843,141
≠Duke Energy Corp.
4.77% 1/6/25	6,900,000	6,895,525
≠Experian Finance PLC
4.79% 1/8/25	12,500,000	12,488,576
≠General Motors Financial Co., Inc.
4.54% 1/2/25	13,160,000	13,158,362
4.60% 1/10/25	10,000,000	9,988,700
≠Hyundai Capital America
4.77% 1/24/25	10,000,000	9,970,100
≠Keurig Dr. Pepper, Inc.
4.65% 1/3/25	10,000,000	9,997,456
≠McKesson Corp.
4.59% 1/2/25	10,000,000	9,998,742
≠Oncor Electric Delivery Co. LLC
4.64% 1/6/25	16,000,000	15,989,844
≠Peoples Gas Light & Coke Co.
4.51% 1/2/25	3,210,000	3,209,603
4.67% 1/2/25	10,000,000	9,998,722
≠Southern California Edison Co.
4.93% 1/8/25	10,000,000	9,990,608
4.94% 1/17/25	10,000,000	9,978,533
≠Virginia Electric & Power Co.
4.65% 1/22/25	5,000,000	4,986,671
4.74% 1/28/25	2,000,000	1,993,025
≠Volkswagen Financial Services
4.79% 1/27/25	10,000,000	9,966,056
4.87% 1/15/25	10,000,000	9,981,489
4.88% 1/21/25	10,000,000	9,973,500
LVIP Macquarie Bond Fund-9

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Wisconsin Power & Light Co.
4.48% 1/2/25	15,000,000	$14,998,158
Total Short-Term Investments (Cost $269,851,723)		269,851,723

TOTAL INVESTMENTS–100.55% (Cost $7,227,855,946)	$6,851,774,496

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.55%)	(37,800,430)
NET ASSETS APPLICABLE TO 600,986,917 SHARES OUTSTANDING–100.00%	$6,813,974,066
NET ASSET VALUE PER SHARE–LVIP MACQUARIE BOND FUND STANDARD CLASS ($2,598,534,692 / 229,101,910 Shares)	$11.342
NET ASSET VALUE PER SHARE–LVIP MACQUARIE BOND FUND SERVICE CLASS ($4,215,439,374 / 371,885,007 Shares)	$11.335
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$8,071,872,488
Distributable earnings/(accumulated loss)	(1,257,898,422)
TOTAL NET ASSETS	$6,813,974,066

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
^Zero coupon security.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

★Includes $19,993,000 cash collateral held at broker for futures contracts, $1,722,981 cash collateral held at brokers for centrally cleared swap contracts, $1,275,989 cash collateral held at brokers for TBAs, $110,292,445 payable for securities purchased, $9,048,281 payable for fund shares redeemed, $145,613 variation margin due to brokers on centrally cleared interest rate swap contracts, $106,538 other accrued expenses payable, $992,868 payable for unfunded loan commitments, $3,210,619 due to manager and affiliates, $1,672,167 variation margin due to broker on futures contracts, $53,260 payable for audit fee and $244,269 payable for fund accounting fee as of December 31, 2024.

LVIP Macquarie Bond Fund-10

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)

The following futures contracts and swap contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
2,197	U.S. Treasury 10 yr Notes	$238,923,750	$241,297,400	3/20/25	$—	$(2,373,650)
3,526	U.S. Treasury 10 yr Ultra Notes	392,487,875	395,573,938	3/20/25	—	(3,086,063)
1,094	U.S. Treasury Long Bonds	124,545,063	127,428,680	3/20/25	—	(2,883,617)
Total Futures Contracts					$—	$(8,343,330)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.42- Quarterly[4]	40,950,000	(5.00%)	6/20/29	$(3,333,306)	$(2,756,268)	$—	$(577,038)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-11

LVIP Macquarie Bond Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$317,327,990
Dividends	748,379
318,076,369
EXPENSES:
Management fees	21,157,513
Distribution fees-Service Class	14,511,413
Shareholder servicing fees	1,991,093
Accounting and administration expenses	1,083,089
Trustees’ fees and expenses	220,245
Reports and statements to shareholders	201,224
Professional fees	188,618
Custodian fees	98,146
Pricing fees	52,700
Consulting fees	47,670
Other	121,537
Total operating expenses	39,673,248
NET INVESTMENT INCOME	278,403,121
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments[1]	(75,348,023)
Foreign currencies	6,090
Foreign currency exchange contracts	(2,370,577)
Futures contracts	(4,689,763)
Options written	264,870
Swap contracts	(1,904,284)
Net realized loss	(84,041,687)
Net change in unrealized appreciation (depreciation) of:
Investments	(50,806,072)
Foreign currencies	(2,703)
Foreign currency exchange contracts	1,997,842
Futures contracts	(45,997,819)
Swap contracts	(221,797)
Net change in unrealized appreciation (depreciation)	(95,030,549)
NET REALIZED AND UNREALIZED LOSS	(179,072,236)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,330,885

[1]	Includes $3,623,535 reimbursement from the Fund's Sub-Adviser. See Note 2 in the Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$278,403,121	$248,790,286
Net realized loss	(84,041,687)	(305,628,956)
Net change in unrealized appreciation (depreciation)	(95,030,549)	423,466,262
Net increase in net assets resulting from operations	99,330,885	366,627,592
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(130,015,921)	(87,187,698)
Service Class	(193,000,979)	(112,397,659)
	(323,016,900)	(199,585,357)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	336,394,127	679,206,686
Service Class	457,599,207	332,347,537
Reinvestment of dividends and distributions:
Standard Class	130,015,921	87,187,698
Service Class	193,000,979	112,397,659
	1,117,010,234	1,211,139,580
Cost of shares redeemed:
Standard Class	(586,564,917)	(363,259,476)
Service Class	(347,943,369)	(337,864,149)
	(934,508,286)	(701,123,625)
Increase in net assets derived from capital share transactions	182,501,948	510,015,955
NET INCREASE (DECREASE) IN NET ASSETS	(41,184,067)	677,058,190
NET ASSETS:
Beginning of year	6,855,158,133	6,178,099,943
End of year	$6,813,974,066	$6,855,158,133
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-12

LVIP Macquarie Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Bond Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.728	$11.430	$13.691	$14.404	$13.701
Income (loss) from investment operations:
Net investment income[1]	0.501	0.471	0.343	0.236	0.303
Net realized and unrealized gain (loss)	(0.302)	0.203	(2.209)	(0.493)	1.047
Total from investment operations	0.199	0.674	(1.866)	(0.257)	1.350
Less dividends and distributions from:
Net investment income	(0.585)	(0.376)	(0.375)	(0.284)	(0.344)
Net realized gain	—	—	—	(0.172)	(0.303)
Return of capital	—	—	(0.020)	—	—
Total dividends and distributions	(0.585)	(0.376)	(0.395)	(0.456)	(0.647)
Net asset value, end of period	$11.342	$11.728	$11.430	$13.691	$14.404
Total return[2]	1.61% [3]	5.93%	(13.70% )	(1.80% )	9.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,598,535	$2,805,120	$2,334,652	$2,932,099	$2,816,560
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.36%	0.37%
Ratio of net investment income to average net assets	4.26%	4.06%	2.78%	1.67%	2.09%
Portfolio turnover	100%	121%	156%	298%	163%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]
In 2024, 0.06% of the fund's total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.55%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-13

LVIP Macquarie Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Bond Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.723	$11.426	$13.684	$14.398	$13.699
Income (loss) from investment operations:
Net investment income[1]	0.459	0.430	0.299	0.186	0.252
Net realized and unrealized gain (loss)	(0.302)	0.202	(2.206)	(0.492)	1.044
Total from investment operations	0.157	0.632	(1.907)	(0.306)	1.296
Less dividends and distributions from:
Net investment income	(0.545)	(0.335)	(0.331)	(0.236)	(0.294)
Net realized gain	—	—	—	(0.172)	(0.303)
Return of capital	—	—	(0.020)	—	—
Total dividends and distributions	(0.545)	(0.335)	(0.351)	(0.408)	(0.597)
Net asset value, end of period	$11.335	$11.723	$11.426	$13.684	$14.398
Total return[2]	1.25% [3]	5.57%	(14.00% )	(2.14% )	9.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,215,439	$4,050,038	$3,843,448	$4,823,857	$4,518,452
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.71%	0.72%
Ratio of net investment income to average net assets	3.91%	3.71%	2.43%	1.32%	1.74%
Portfolio turnover	100%	121%	156%	298%	163%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]
In 2024, 0.05% of the fund's total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.20%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-14

LVIP Macquarie Bond Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Bond Fund (formerly, LVIP Delaware Bond Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Macquarie Bond Fund-15

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Macquarie Bond Fund is $604 and $640 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Macquarie Bond Fund-16

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
During the period ended December 31, 2024, the Sub-Adviser made a $3,623,535 reimbursement to the fund for a trading error that occurred during prior reporting periods. The reimbursement is included in the Net realized gain from Investments on the Statement of Operations.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$567,464
Legal	86,182
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $59,239 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,790,378
Distribution fees payable to LFD	1,251,756
Shareholder servicing fees payable to Lincoln Life	168,485
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,717,380,187
Purchases of U.S. government securities	4,964,054,473
Sales other than U.S. government securities	1,475,385,999
Sales of U.S. government securities	5,193,623,489
LVIP Macquarie Bond Fund-17

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$7,230,783,546
Aggregate unrealized appreciation of investments and derivatives	$31,175,961
Aggregate unrealized depreciation of investments and derivatives	(410,116,797)
Net unrealized depreciation of investments and derivatives	$(378,940,836)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie Bond Fund-18

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$81,688,544	$—	$81,688,544
Agency Commercial Mortgage-Backed Security	—	2,866,228	—	2,866,228
Agency Mortgage-Backed Securities	—	2,009,178,420	—	2,009,178,420
Corporate Bonds	—	1,992,648,821	—	1,992,648,821
Loan Agreements	—	86,692,115	—	86,692,115
Non-Agency Asset-Backed Securities	—	320,844,277	—	320,844,277
Non-Agency Collateralized Mortgage Obligations	—	131,115,623	—	131,115,623
Non-Agency Commercial Mortgage-Backed Securities	—	585,009,115	—	585,009,115
Supranational Banks	—	41,808,501	—	41,808,501
U.S. Treasury Obligations	—	1,312,835,367	—	1,312,835,367
Common Stock	—	—	54,490	54,490
Preferred Stock	—	—	6,802,825	6,802,825
Money Market Fund	10,378,447	—	—	10,378,447
Short-Term Investments	—	269,851,723	—	269,851,723
Total Investments	$10,378,447	$6,834,538,734	$6,857,315	$6,851,774,496
Derivatives:

Liabilities:
Futures Contracts	$(8,343,330)	$—	$—	$(8,343,330)
Swap Contract	$—	$(577,038)	$—	$(577,038)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$54,490	Indicative Market Quote	Broker Quote	$5.25 (N/A)
Preferred Stock	$6,802,825	Indicative Market Quote	Broker Quote	$575.00 (N/A)
Total	$6,857,315
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$—	$—	$—*	$—	$—	$—	$—	$—	$54,490	$54,490	$54,490
Preferred Stock	—	—	6,684,515	—	—	—	—	—	118,310	6,802,825	118,310
Total	$—	$—	$6,684,515	$—	$—	— $	$—	$—	$172,800	$6,857,315	$172,800

*	Security was purchased during the period at $0 cost.
LVIP Macquarie Bond Fund-19

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$323,016,900	$199,585,357
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$8,635,554
Capital loss carryforward	(883,718,204)
Other temporary differences	(3,874,936)
Net unrealized depreciation	(378,940,836)
Distributable earnings/(accumulated loss)	$(1,257,898,422)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$203,735,610	$679,982,594	$883,718,204
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	28,739,961	58,726,976
Service Class	39,289,150	28,639,602
Shares reinvested:
Standard Class	11,161,521	7,529,812
Service Class	16,574,795	9,710,381
	95,765,427	104,606,771
Shares redeemed:
Standard Class	(49,975,858)	(31,337,511)
Service Class	(29,462,970)	(29,243,048)
	(79,438,828)	(60,580,559)
Net increase	16,326,599	44,026,212
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Macquarie Bond Fund-20

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
LVIP Macquarie Bond Fund-21

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
During the year ended December 31, 2024, the Fund used options contracts to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to hedge against credit events.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(8,343,330)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(577,038)
Total		$—		$(8,920,368)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,370,577)	$1,997,842
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,689,763)	(45,997,819)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	264,870	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,904,284)	(221,797)
Total		$(8,699,754)	$(44,221,774)
LVIP Macquarie Bond Fund-22

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$41,682,408	$40,303,535
Futures contracts (average notional value)	868,460,198	88,017,517
Options contracts (average value)	—	7,738
CDS contracts (average notional value)*	—	43,762,154

*Long represents buying protection and short represents selling protection.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Macquarie Bond Fund-23

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Bond Fund-24

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Bond Fund (formerly LVIP Delaware Bond Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Bond Fund–25

LVIP Macquarie Diversified Floating Rate Fund
(formerly, LVIP Delaware Diversified Floating Rate Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Diversified Floating Rate Fund

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.37%
•Fannie Mae Connecticut Avenue Securities
Series 2023-R07 2M1 6.51% (SOFR30A + 1.95%) 9/25/43	3,147,103	$3,176,208
Series 2023-R08 1M1 6.07% (SOFR30A + 1.50%) 10/25/43	1,660,455	1,667,984
Series 2024-R04 1A1 5.57% (SOFR30A + 1.00%) 5/25/44	1,929,652	1,930,416
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 5.73% (SOFR30A + 1.16%) 12/25/29	9,308	9,318
Series 2023-HQA3 A1 6.42% (SOFR30A + 1.85%) 11/25/43	2,818,098	2,850,617
Series 2024-DNA3 M1 5.57% (SOFR30A + 1.00%) 10/25/44	1,613,628	1,614,439
Total Agency Collateralized Mortgage Obligations (Cost $11,178,229)		11,248,982
AGENCY MORTGAGE-BACKED SECURITIES–7.04%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	5,117,110	4,822,817
5.50% 3/1/53	4,274,759	4,219,882
6.00% 12/1/52	6,038,412	6,076,688
6.00% 6/1/53	1,347,948	1,357,061
6.00% 2/1/54	7,797,167	7,835,635
Freddie Mac S.F. 15 yr 4.50% 5/1/38	6,879,305	6,729,826
Freddie Mac S.F. 20 yr 5.50% 7/1/43	2,853,032	2,858,650
Freddie Mac S.F. 30 yr
4.50% 10/1/52	3,642,693	3,433,194
5.00% 6/1/53	8,565,404	8,283,472
5.50% 11/1/52	2,285,076	2,256,018
6.00% 9/1/53	6,782,121	6,819,048
GNMA II S.F. 30 yr 5.00% 9/20/52	3,333,329	3,243,996
Total Agency Mortgage-Backed Securities (Cost $58,260,175)		57,936,287
AGENCY OBLIGATIONS–1.99%
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,964,861
4.00% 2/28/25	4,220,000	4,217,221
4.20% 8/28/25	4,220,000	4,217,456
Total Agency Obligations (Cost $16,605,000)		16,399,538
CORPORATE BONDS–19.55%
Aerospace & Defense–0.43%
Boeing Co.
2.20% 2/4/26	910,000	882,509
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
6.86% 5/1/54	980,000	$1,041,590
Bombardier, Inc.
7.00% 6/1/32	405,000	411,991
7.25% 7/1/31	405,000	417,667
TransDigm, Inc.
6.63% 3/1/32	405,000	408,655
6.88% 12/15/30	405,000	411,024
		3,573,436
Agriculture–0.17%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	1,445,000	1,402,472
		1,402,472
Auto Manufacturers–0.60%
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	199,333
2.90% 2/16/28	450,000	415,278
2.90% 2/10/29	280,000	250,756
5.80% 3/8/29	645,000	645,229
6.13% 3/8/34	525,000	513,655
6.80% 5/12/28	820,000	847,351
6.80% 11/7/28	315,000	326,395
General Motors Financial Co., Inc.
5.60% 6/18/31	360,000	361,801
5.95% 4/4/34	350,000	351,828
Hyundai Capital America
5.28% 6/24/27	475,000	478,667
5.40% 6/24/31	510,000	509,945
		4,900,238
Banks–5.68%
μBank of America Corp.
5.52% 10/25/35	2,548,000	2,491,232
5.82% 9/15/29	984,000	1,008,296
5.87% 9/15/34	485,000	498,116
6.20% 11/10/28	1,315,000	1,361,436
μBank of New York Mellon Corp. 5.80% 10/25/28	150,000	153,986
Citibank NA
5.44% 4/30/26	595,000	600,340
5.49% 12/4/26	505,000	512,556
μCitigroup, Inc. 6.75% 2/15/30	915,000	907,558
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	722,706
μDeutsche Bank AG
6.72% 1/18/29	492,000	510,859
6.82% 11/20/29	752,000	786,912
7.15% 7/13/27	640,000	659,532
Goldman Sachs Group, Inc.
•5.24% (SOFR + 0.81%) 3/9/27	2,705,000	2,706,445
LVIP Macquarie Diversified Floating Rate Fund-1

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
•5.96% (TSFR03M + 1.43%) 5/15/26	4,925,000	$4,944,480
μ6.48% 10/24/29	1,085,000	1,136,837
μHuntington Bancshares, Inc. 6.21% 8/21/29	1,020,000	1,053,037
μJPMorgan Chase & Co.
2.55% 11/8/32	1,165,000	982,697
4.08% 4/26/26	1,040,000	1,037,296
4.95% 10/22/35	480,000	462,491
5.01% 1/23/30	735,000	734,332
5.57% 4/22/28	850,000	864,438
•KeyCorp 5.72% (SOFRINDX + 1.25%) 5/23/25	1,885,000	1,886,683
μMorgan Stanley
5.83% 4/19/35	56,000	57,066
6.14% 10/16/26	4,755,000	4,802,922
6.30% 10/18/28	2,105,000	2,182,417
6.41% 11/1/29	1,005,000	1,049,744
6.63% 11/1/34	960,000	1,031,604
μMorgan Stanley Bank NA 5.50% 5/26/28	895,000	907,463
PNC Bank NA 3.88% 4/10/25	970,000	966,932
μPNC Financial Services Group, Inc.
5.68% 1/22/35	625,000	632,216
6.88% 10/20/34	1,070,000	1,167,971
Popular, Inc. 7.25% 3/13/28	555,000	571,592
μTruist Bank 4.63% 9/17/29	653,000	636,679
μTruist Financial Corp. 1.89% 6/7/29	810,000	730,788
μU.S. Bancorp
4.65% 2/1/29	717,000	709,736
5.38% 1/23/30	285,000	287,354
5.73% 10/21/26	175,000	176,177
6.79% 10/26/27	435,000	449,717
μUBS Group AG
5.70% 2/8/35	350,000	352,290
6.85% 9/10/29	1,690,000	1,671,539
μWells Fargo & Co. 3.91% 4/25/26	2,360,000	2,352,781
		46,759,253
Beverages–0.24%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	1,970,000	1,997,442
		1,997,442
Biotechnology–0.06%
Amgen, Inc. 5.15% 3/2/28	485,000	488,528
		488,528
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.22%
LYB International Finance III LLC 5.50% 3/1/34	1,855,000	$1,819,618
		1,819,618
Commercial Services–0.05%
ERAC USA Finance LLC 4.90% 5/1/33	445,000	432,050
		432,050
Computers–0.41%
Accenture Capital, Inc.
4.05% 10/4/29	1,040,000	1,009,450
4.25% 10/4/31	620,000	595,776
4.50% 10/4/34	1,015,000	964,573
Amentum Holdings, Inc. 7.25% 8/1/32	810,000	816,130
		3,385,929
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	306,382
		306,382
Diversified Financial Services–1.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	630,000	603,094
3.65% 7/21/27	1,530,000	1,484,467
4.63% 10/15/27	440,000	437,063
5.10% 1/19/29	3,845,000	3,839,885
6.50% 7/15/25	365,000	367,353
Air Lease Corp.
3.38% 7/1/25	400,000	396,888
μ4.13% 12/15/26	400,000	376,385
4.63% 10/1/28	24,000	23,591
5.10% 3/1/29	18,000	18,038
5.20% 7/15/31	135,000	133,388
Aviation Capital Group LLC
1.95% 1/30/26	1,255,000	1,215,137
3.50% 11/1/27	1,945,000	1,859,564
Avolon Holdings Funding Ltd. 4.95% 1/15/28	635,000	629,233
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	341,696
5.88% 7/21/28	2,048,000	2,094,211
		13,819,993
Electric–2.11%
AEP Texas, Inc.
5.40% 6/1/33	330,000	326,955
5.45% 5/15/29	745,000	754,588
Avangrid, Inc. 3.20% 4/15/25	765,000	761,123
LVIP Macquarie Diversified Floating Rate Fund-2

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
μDominion Energy, Inc.
6.63% 5/15/55	665,000	$676,082
6.88% 2/1/55	795,000	826,126
DTE Energy Co. 5.10% 3/1/29	835,000	836,925
Duke Energy Carolinas LLC 4.95% 1/15/33	630,000	619,518
Enel Finance International NV
2.13% 7/12/28	380,000	343,884
2.50% 7/12/31	210,000	175,785
4.50% 6/15/25	765,000	762,743
Engie SA
5.25% 4/10/29	590,000	591,845
5.63% 4/10/34	555,000	555,210
Exelon Corp. 5.45% 3/15/34	415,000	414,038
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	315,000	316,920
Pacific Gas & Electric Co. 2.10% 8/1/27	2,455,000	2,290,258
PacifiCorp
5.10% 2/15/29	205,000	206,464
5.45% 2/15/34	350,000	347,730
Sempra
3.30% 4/1/25	2,845,000	2,833,338
μ4.88% 10/15/25	340,000	335,576
μ6.40% 10/1/54	312,000	309,356
Southern California Edison Co. 5.20% 6/1/34	770,000	761,814
Vistra Operations Co. LLC
5.13% 5/13/25	846,000	845,057
6.00% 4/15/34	365,000	369,873
6.95% 10/15/33	1,040,000	1,119,043
		17,380,251
Electronics–0.09%
Amphenol Corp.
2.05% 3/1/25	375,000	373,192
2.20% 9/15/31	420,000	351,945
		725,137
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	810,000	813,656
		813,656
Health Care Services–0.65%
Elevance Health, Inc.
5.15% 6/15/29	1,280,000	1,286,991
5.38% 6/15/34	985,000	976,230
HCA, Inc. 5.45% 9/15/34	645,000	628,676
UnitedHealth Group, Inc. 4.90% 4/15/31	2,445,000	2,430,644
		5,322,541
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–1.28%
Arthur J Gallagher & Co.
4.85% 12/15/29	4,130,000	$4,111,052
5.00% 2/15/32	835,000	824,124
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,357,090
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,233,167
		10,525,433
Internet–0.09%
Meta Platforms, Inc.
4.30% 8/15/29	525,000	518,410
4.55% 8/15/31	225,000	221,392
		739,802
Investment Companies–0.61%
Apollo Debt Solutions BDC 6.70% 7/29/31	1,685,000	1,730,493
Blackstone Private Credit Fund
5.60% 11/22/29	560,000	552,890
6.00% 11/22/34	890,000	868,362
Blue Owl Credit Income Corp. 5.80% 3/15/30	1,855,000	1,827,004
		4,978,749
Iron & Steel–0.20%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	795,510
Nucor Corp. 3.95% 5/23/25	890,000	886,766
		1,682,276
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	565,602
2.57% 2/15/30	75,000	66,621
		632,223
Media–0.20%
Midcontinent Communications 8.00% 8/15/32	830,000	852,517
Sirius XM Radio LLC 4.13% 7/1/30	930,000	811,655
		1,664,172
Mining–0.40%
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	415,000	407,856
6.13% 4/15/32	415,000	409,932
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30% 3/15/26	2,475,000	2,492,422
		3,310,210
LVIP Macquarie Diversified Floating Rate Fund-3

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.11%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	965,000	$897,697
		897,697
Oil & Gas–0.99%
BP Capital Markets America, Inc.
4.81% 2/13/33	430,000	415,672
5.23% 11/17/34	1,140,000	1,122,768
ConocoPhillips Co.
2.40% 3/7/25	283,000	281,768
5.00% 1/15/35	930,000	903,380
Diamondback Energy, Inc. 5.20% 4/18/27	415,000	418,979
Exxon Mobil Corp. 2.28% 8/16/26	310,000	299,714
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	393,039
6.25% 4/15/32	405,000	372,611
Occidental Petroleum Corp.
5.20% 8/1/29	2,425,000	2,405,972
5.55% 10/1/34	330,000	320,982
6.13% 1/1/31	1,154,000	1,180,796
		8,115,681
Pharmaceuticals–0.32%
AbbVie, Inc. 4.80% 3/15/29	2,675,000	2,672,977
		2,672,977
Pipelines–1.06%
Enbridge, Inc. 2.50% 2/14/25	3,820,000	3,808,705
μEnergy Transfer LP 6.50% 11/15/26	1,405,000	1,405,579
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	186,467
Kinder Morgan, Inc.
5.00% 2/1/29	305,000	303,964
5.10% 8/1/29	450,000	449,938
MPLX LP 1.75% 3/1/26	405,000	391,020
ONEOK, Inc. 5.65% 11/1/28	310,000	316,321
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,627,154
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	206,225
		8,695,373
Real Estate Investment Trusts–0.54%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,858,137
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP 4.95% 2/15/30	1,585,000	$1,553,621
		4,411,758
Retail–0.07%
Home Depot, Inc.
4.85% 6/25/31	280,000	279,895
4.88% 6/25/27	325,000	328,079
		607,974
Semiconductors–0.26%
Broadcom, Inc.
3.42% 4/15/33	737,000	645,119
5.05% 7/12/29	760,000	762,888
Entegris, Inc. 4.75% 4/15/29	740,000	708,556
		2,116,563
Software–0.21%
Oracle Corp.
4.20% 9/27/29	525,000	507,135
4.65% 5/6/30	285,000	280,886
5.80% 11/10/25	190,000	191,882
6.15% 11/9/29	405,000	424,797
Workday, Inc.
3.50% 4/1/27	120,000	116,973
3.70% 4/1/29	185,000	175,930
		1,697,603
Telecommunications–0.60%
AT&T, Inc.
1.70% 3/25/26	3,790,000	3,653,577
2.30% 6/1/27	510,000	481,368
6.30% 1/15/38	190,000	202,848
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	165,625	165,531
T-Mobile USA, Inc. 5.75% 1/15/34	435,000	445,978
		4,949,302
Total Corporate Bonds (Cost $161,312,740)		160,824,719
LOAN AGREEMENTS–5.14%
•AmWINS Group, Inc. 6.94% (SOFR CME01M + 2.25%) 2/19/28	1,934,547	1,939,461
•Aramark Services, Inc. 6.57% (SOFR CME01M + 2.00%) 4/6/28	903,715	906,652
•Ardonagh Midco 3 PLC 8.35% (SOFR CME03M + 3.75%) 2/15/31	1,000,000	1,005,000
LVIP Macquarie Diversified Floating Rate Fund-4

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Asplundh Tree Expert LLC 6.42% (SOFR CME01M + 1.75%) 9/7/27	1,274,459	$1,275,593
•Avantor Funding, Inc. 6.67% (SOFR CME01M + 2.00%) 10/19/28	83,292	83,697
•Azorra Soar TLB Finance Ltd. 5.83% (SOFR CME03M + 3.50%) 10/18/29	1,246,875	1,254,668
•Boost Newco Borrower LLC 7.10% (SOFR CME03M + 2.50%) 1/31/31	1,995,000	2,002,900
•Caesars Entertainment, Inc. 6.82% (SOFR CME01M + 2.25%) 2/6/31	1,240,625	1,241,010
•Calpine Construction Finance Co. LP 6.57% (SOFR CME01M + 2.00%) 7/31/30	1,861,274	1,855,579
•Charter Communications Operating LLC
6.59% (SOFR CME03M + 2.00%) 12/7/30	1,980,000	1,972,793
6.78% (SOFR CME01M + 2.25%) 12/15/31	2,197,000	2,190,585
•DaVita, Inc. 6.57% (SOFR CME01M + 2.00%) 5/9/31	2,992,500	2,994,385
•Flutter Financing BV 6.09% (SOFR CME03M + 1.75%) 11/30/30	1,980,000	1,973,822
•Icon Parent, Inc. 7.52% (SOFR CME03M + 3.00%) 11/13/31	1,000,000	1,002,810
•Iron Mountain, Inc. 6.57% (SOFR CME01M + 2.00%) 1/31/31	1,930,500	1,927,488
Janney Montgomery Scott LLC
✠•0.00% 11/28/31	214,286	216,429
•7.58% (SOFR CME03M + 3.25%) 11/28/31	1,285,714	1,298,571
•Jazz Financing Lux SARL 6.82% (SOFR CME01M + 2.25%) 5/5/28	1,167,840	1,170,106
•Lamar Media Corp. 6.17% (SOFR CME01M + 1.50%) 2/5/27	1,000,435	996,263
Peer Holding III BV
•7.60% (SOFR CME03M + 3.00%) 7/1/31	1,500,000	1,506,090
•7.85% (SOFR CME03M + 3.25%) 10/28/30	2,481,250	2,493,656
•Setanta Aircraft Leasing Designated Activity Co. 6.35% (SOFR CME03M + 1.75%) 11/5/28	1,225,000	1,228,503
•SkyMiles IP Ltd. 8.37% (SOFR CME03M + 3.75%) 10/20/27	367,950	374,102
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Standard Industries, Inc. 6.35% (SOFR CME01M + 1.75%) 9/22/28	599,213	$600,099
•Tempur Sealy International, Inc. 7.07% (SOFR CME01M + 2.50%) 10/3/31	2,000,000	2,003,120
•Trans Union LLC 6.32% (SOFR CME01M + 1.75%) 6/24/31	1,990,000	1,985,642
•UKG, Inc. 7.62% (SOFR CME03M + 3.00%) 2/10/31	2,767,748	2,785,295
•United Rentals, Inc. 6.32% (SOFR CME01M + 1.75%) 2/14/31	992,500	999,696
•Zekelman Industries, Inc. 6.85% (SOFR CME01M + 2.25%) 1/24/31	992,500	992,808
Total Loan Agreements (Cost $42,111,501)		42,276,823
NON-AGENCY ASSET-BACKED SECURITIES–14.58%
•Apex Credit CLO Ltd. Series 2018-1A A2 5.92% (TSFR03M + 1.29%) 4/25/31	392,781	393,117
ARI Fleet Lease Trust Series 2024-B A2 5.54% 4/15/33	8,000,000	8,066,075
•Ballyrock CLO 27 Ltd. Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	1,250,000	1,257,849
•BMW Vehicle Owner Trust Series 2023-A A2B 5.00% (SOFR30A + 0.43%) 4/27/26	913,696	913,848
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 5.84% (TSFR03M + 1.31%) 5/15/31	776,598	777,789
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	6,880,000	6,897,821
CNH Equipment Trust
Series 2024-A A2 5.19% 7/15/27	2,902,579	2,908,841
•Series 2024-B A2B 5.00% (SOFR30A + 0.40%) 10/15/27	8,000,000	8,005,042
Dell Equipment Finance Trust Series 2023-1 A3 5.65% 9/22/28	4,249,219	4,265,573
Enterprise Fleet Financing LLC
Series 2021-3 A2 0.77% 8/20/27	101,371	101,161
Series 2022-4 A2 5.76% 10/22/29	2,345,342	2,361,700
Ford Credit Auto Lease Trust
Series 2023-A A4 4.83% 5/15/26	7,617,000	7,620,456
LVIP Macquarie Diversified Floating Rate Fund-5

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust (continued)
Series 2024-A A3 5.06% 5/15/27	100,000	$100,493
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,884,208
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	8,000,000	8,109,496
GM Financial Automobile Leasing Trust Series 2023-2 A3 5.05% 7/20/26	7,414,718	7,426,568
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	10,102,602
Hyundai Auto Lease Securitization Trust Series 2024-A A3 5.02% 3/15/27	5,100,000	5,126,453
•Hyundai Auto Receivables Trust Series 2023-B A2B 5.08% (SOFR30A + 0.48%) 5/15/26	1,507,499	1,507,962
•ICG U.S. CLO Ltd. Series 2014-1A A1A2 6.08% (TSFR03M + 1.46%) 10/20/34	2,000,000	2,003,180
•Magnetite XL Ltd. Series 2024-40A A1 6.78% (TSFR03M + 1.45%) 7/15/37	2,000,000	2,014,288
•Marathon CLO Ltd. Series 2021-16A A1A 6.12% (TSFR03M + 1.46%) 4/15/34	2,000,000	1,999,500
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.02% (SOFR30A + 0.42%) 2/16/27	7,966,357	7,966,327
•Midocean Credit CLO IX Series 2018-9A A1 6.03% (TSFR03M + 1.41%) 7/20/31	768,612	769,214
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 6.27% (TSFR03M + 1.65%) 1/20/34	2,750,000	2,752,904
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	5,000,000	5,026,632
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.18% (TSFR03M + 1.55%) 4/25/37	500,000	502,317
•Steele Creek CLO Ltd. Series 2017-1A A 6.17% (TSFR03M + 1.51%) 10/15/30	488,720	489,319
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,000,000	1,005,145
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,547,756
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.05% (TSFR03M + 1.39%) 4/15/34	1,500,000	$1,501,875
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.23% (SOFR30A + 0.63%) 3/22/27	3,710,748	3,717,456
Wheels Fleet Lease Funding 1 LLC Series 2024-3A A1 4.80% 9/19/39	4,000,000	3,995,636
•World Omni Auto Receivables Trust Series 2023-C A2B 5.01% (SOFR30A + 0.41%) 12/15/26	1,825,453	1,826,246
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.30% (TSFR03M + 1.68%) 10/20/34	3,000,000	3,002,142
Total Non-Agency Asset-Backed Securities (Cost $119,411,428)		119,946,991
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.02%
•Radnor Re Ltd. Series 2024-1 M1B 7.46% (SOFR30A + 2.90%) 9/25/34	150,000	151,285
Total Non-Agency Collateralized Mortgage Obligation (Cost $150,000)		151,285
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.37%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,528,444
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,000,000	1,709,361
Benchmark Mortgage Trust
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,595,945
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,832,621
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,896,027
Series 2020-B19 A5 1.85% 9/15/53	5,855,000	4,846,544
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,887,160
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,105,657
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	3,607,008
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,226,347
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,241,847
LVIP Macquarie Diversified Floating Rate Fund-6

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	$3,212,374
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	6,927,123
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,917,202
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	2,780,000	2,374,044
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $80,839,621)		68,907,704
ΔREGIONAL BONDS–2.52%
Canada—2.52%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,076,963
Province of Manitoba 4.30% 7/27/33	8,000,000	7,640,712
Province of Quebec Canada 4.50% 4/3/29	5,000,000	4,978,688
		20,696,363
Total Regional Bonds (Cost $21,467,587)		20,696,363
ΔSOVEREIGN BONDS–2.88%
Australia—0.47%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,920,329
		3,920,329
Canada—1.76%
OMERS Finance Trust 1.10% 3/26/26	5,000,000	4,790,747
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,667,653
		14,458,400
Japan—0.65%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,922,150
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,433,687
		5,355,837
Total Sovereign Bonds (Cost $24,378,179)		23,734,566
SUPRANATIONAL BANKS–9.02%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,476,608
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank 2.75% 8/15/25	6,000,000	$5,937,428
•Inter-American Development Bank
4.72% (SOFRINDX + 0.20%) 2/10/26	6,000,000	6,000,990
4.80% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,981,200
4.80% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,954,220
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,977,611
•International Bank for Reconstruction & Development
4.60% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,991,960
4.77% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,985,020
4.80% (SOFRINDX + 0.30%) 5/15/28	8,000,000	8,001,267
4.89% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,948,500
Total Supranational Banks (Cost $74,495,384)		74,254,804
U.S. TREASURY OBLIGATIONS–16.04%
•U.S. Treasury Floating Rate Notes
4.43% 4/30/26 (USBMMY3M + 0.15%)	28,730,000	28,730,503
4.46% 7/31/26 (USBMMY3M + 0.18%)	102,195,000	102,247,484
U.S. Treasury Notes 3.75% 8/31/26	980,000	972,244
Total U.S. Treasury Obligations (Cost $131,910,261)		131,950,231

	Number of Shares
COMMON STOCK–0.00%
=†MNEQ Holdings, Inc.	852	4,473
Total Common Stock (Cost $0)		4,473
PREFERRED STOCK–0.07%
=†SVB Financial Trust 11.00% 11/7/29	971	558,325
Total Preferred Stock (Cost $548,615)		558,325
MONEY MARKET FUND–5.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	44,989,718	44,989,718
Total Money Market Fund (Cost $44,989,718)		44,989,718

LVIP Macquarie Diversified Floating Rate Fund-7

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT—4.55%
U.S. Treasury Obligations–4.55%
≠U.S. Treasury Bills 4.51% 2/20/25	37,690,000	$37,459,934
Total Short-Term Investment (Cost $37,459,934)		37,459,934

TOTAL INVESTMENTS–98.61% (Cost $825,118,372)	$811,340,743

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.39%	11,447,336
NET ASSETS APPLICABLE TO 84,162,791 SHARES OUTSTANDING–100.00%	$822,788,079
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($76,568,251 / 7,829,416 Shares)	$9.780
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($746,219,828 / 76,333,375 Shares)	$9.776
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$849,193,289
Distributable earnings/(accumulated loss)	(26,405,210)
TOTAL NET ASSETS	$822,788,079

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

★Includes $730,000 cash collateral held at broker for futures contracts, $5,428,910 cash collateral held at brokers for centrally cleared swap contracts, $6,752 variation margin due from broker on futures contracts, $167,592 variation margin due from brokers on centrally cleared swap contracts, $1,203,267 payable for fund shares redeemed, $42,198 other accrued expenses payable, $213,214 payable for unfunded loan commitments, $561,526 due to manager and affiliates, $39,748 payable for audit fee and $40,925 payable for fund accounting fee as of
December 31, 2024.

LVIP Macquarie Diversified Floating Rate Fund-8

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)

The following futures contracts and swap contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
(27)	U.S. Treasury 10 yr Ultra Notes	$(3,005,438)	$(3,080,997)	3/20/25	$75,559	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	$(176,515)	$—	$—	$(176,515)
6,115,000	4.96	SOFR12M	Receive	Annual	11/2/25	(40,163)	—	—	(40,163)
16,255,000	4.79	SOFR12M	Receive	Annual	11/13/25	(84,609)	—	—	(84,609)
8,585,000	4.27	SOFR12M	Receive	Annual	11/13/28	(62,327)	—	—	(62,327)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	867,425	—	867,425	—
20,315,000	4.14	SOFR12M	Receive	Annual	12/28/25	221,227	—	221,227	—
19,725,000	3.76	SOFR12M	Receive	Annual	2/5/27	379,285	—	379,285	—
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	29,598	—	29,598	—
29,290,000	4.49	SOFR12M	Receive	Annual	6/12/27	(184,723)	—	—	(184,723)
30,245,000	4.74	SOFR12M	Receive	Annual	6/12/26	(205,890)	—	—	(205,890)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	653,455	—	653,455	—
17,390,000	3.60	SOFR12M	Receive	Annual	10/18/27	252,299	—	252,299	—
39,830,000	3.51	SOFR12M	Receive	Annual	10/18/31	1,378,489	—	1,378,489	—
9,500,000	0.28	SOFR12M	Receive	Annual	10/5/27	1,037,541	—	1,037,541	—
19,545,000	0.09	SOFR12M	Receive	Annual	8/24/25	852,641	—	852,641	—
19,825,000	0.72	SOFR12M	Receive	Annual	3/25/26	1,489,538	—	1,489,538	—
5,700,000	1.65	SOFR12M	Receive	Annual/Semiannual	2/22/27	458,437	—	458,437	—
17,655,000	2.81	SOFR12M	Receive	Annual	8/8/25	304,218	—	304,218	—
18,405,000	3.53	SOFR12M	Receive	Annual	5/26/28	479,898	—	479,898	—
3,605,000	3.68	SOFR12M	Receive	Annual	6/13/28	71,167	—	71,167	—
Total IRS Contracts							$—	$8,475,218	$(754,227)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
LVIP Macquarie Diversified Floating Rate Fund-9

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-10

LVIP Macquarie Diversified Floating Rate Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$39,025,450
Dividends	61,421
39,086,871
EXPENSES:
Management fees	4,707,553
Distribution fees-Service Class	1,843,130
Shareholder servicing fees	235,035
Accounting and administration expenses	148,350
Professional fees	74,530
Custodian fees	45,734
Reports and statements to shareholders	30,599
Pricing fees	28,924
Trustees’ fees and expenses	25,624
Consulting fees	8,761
Other	23,296
7,171,536
Less:
Management fees waived	(243,139)
Total operating expenses	6,928,397
NET INVESTMENT INCOME	32,158,474
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,298,907)
Futures contracts	646,628
Swap contracts	11,761,447
Net realized gain	11,109,168
Net change in unrealized appreciation (depreciation) of:
Investments	5,265,651
Futures contracts	75,559
Swap contracts	(2,839,400)
Net change in unrealized appreciation (depreciation)	2,501,810
NET REALIZED AND UNREALIZED GAIN	13,610,978
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,769,452
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,158,474	$27,793,637
Net realized gain	11,109,168	8,268,095
Net change in unrealized appreciation (depreciation)	2,501,810	4,516,608
Net increase in net assets resulting from operations	45,769,452	40,578,340
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,703,777)	(3,443,916)
Service Class	(34,863,526)	(34,232,270)
Return of capital:
Standard Class	—	(50,061)
Service Class	—	(520,048)
	(38,567,303)	(38,246,295)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,658,241	19,985,810
Service Class	98,908,660	66,616,032
Reinvestment of dividends and distributions:
Standard Class	3,703,777	3,493,977
Service Class	34,863,526	34,752,318
	158,134,204	124,848,137
Cost of shares redeemed:
Standard Class	(16,368,899)	(23,183,445)
Service Class	(102,361,472)	(128,121,777)
	(118,730,371)	(151,305,222)
Increase (decrease) in net assets derived from capital share transactions	39,403,833	(26,457,085)
NET INCREASE (DECREASE) IN NET ASSETS	46,605,982	(24,125,040)
NET ASSETS:
Beginning of year	776,182,097	800,307,137
End of year	$822,788,079	$776,182,097
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-11

LVIP Macquarie Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Floating Rate Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.694	$9.682	$9.908	$9.988	$10.003
Income (loss) from investment operations:
Net investment income[1]	0.419	0.373	0.186	0.110	0.146
Net realized and unrealized gain (loss)	0.169	0.165	(0.176)	(0.070)	(0.010)
Total from investment operations	0.588	0.538	0.010	0.040	0.136
Less dividends and distributions from:
Net investment income	(0.502)	(0.519)	(0.236)	(0.112)	(0.143)
Return of capital	—	(0.007)	—	(0.008)	(0.008)
Total dividends and distributions	(0.502)	(0.526)	(0.236)	(0.120)	(0.151)
Net asset value, end of period	$9.780	$9.694	$9.682	$9.908	$9.988
Total return[2]	6.07%	5.57%	0.10%	0.40%	1.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,568	$67,981	$67,448	$64,208	$56,114
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.62%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	4.19%	3.76%	1.90%	1.10%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.16%	3.73%	1.87%	1.07%	1.43%
Portfolio turnover	86%	75%	64%	70%	66%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-12

LVIP Macquarie Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Floating Rate Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.691	$9.679	$9.904	$9.985	$9.999
Income (loss) from investment operations:
Net investment income[1]	0.393	0.347	0.162	0.085	0.121
Net realized and unrealized gain (loss)	0.168	0.165	(0.176)	(0.071)	(0.009)
Total from investment operations	0.561	0.512	(0.014)	0.014	0.112
Less dividends and distributions from:
Net investment income	(0.476)	(0.493)	(0.211)	(0.089)	(0.119)
Return of capital	—	(0.007)	—	(0.006)	(0.007)
Total dividends and distributions	(0.476)	(0.500)	(0.211)	(0.095)	(0.126)
Net asset value, end of period	$9.776	$9.691	$9.679	$9.904	$9.985
Total return[2]	5.80%	5.31%	(0.16% )	0.14%	1.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$746,220	$708,201	$732,859	$803,024	$763,495
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.90%	0.91%
Ratio of net investment income to average net assets	3.94%	3.51%	1.65%	0.85%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.91%	3.48%	1.62%	0.82%	1.18%
Portfolio turnover	86%	75%	64%	70%	66%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-13

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Diversified Floating Rate Fund (formerly, LVIP Delaware Diversified Floating Rate Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP Macquarie Diversified Floating Rate Fund-14

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Interest income is recorded on an accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$66,665
Legal	10,124
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Macquarie Diversified Floating Rate Fund-15

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,593 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$383,266
Distribution fees payable to LFD	158,066
Shareholder servicing fees payable to Lincoln Life	20,194
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$242,517,002
Purchases of U.S. government securities	421,557,390
Sales other than U.S. government securities	241,486,354
Sales of U.S. government securities	452,948,068
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$825,145,098
Aggregate unrealized appreciation of investments and derivatives	$8,473,116
Aggregate unrealized depreciation of investments and derivatives	(17,491,169)
Net unrealized depreciation of investments and derivatives	$(9,018,053)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie Diversified Floating Rate Fund-16

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$11,248,982	$—	$11,248,982
Agency Mortgage-Backed Securities	—	57,936,287	—	57,936,287
Agency Obligations	—	16,399,538	—	16,399,538
Corporate Bonds	—	160,824,719	—	160,824,719
Loan Agreements	—	42,276,823	—	42,276,823
Non-Agency Asset-Backed Securities	—	119,946,991	—	119,946,991
Non-Agency Collateralized Mortgage Obligation	—	151,285	—	151,285
Non-Agency Commercial Mortgage-Backed Securities	—	68,907,704	—	68,907,704
Regional Bonds	—	20,696,363	—	20,696,363
Sovereign Bonds	—	23,734,566	—	23,734,566
Supranational Banks	—	74,254,804	—	74,254,804
U.S. Treasury Obligations	—	131,950,231	—	131,950,231
Common Stock	—	—	4,473	4,473
Preferred Stock	—	—	558,325	558,325
Money Market Fund	44,989,718	—	—	44,989,718
Short-Term Investments	—	37,459,934	—	37,459,934
Total Investments	$44,989,718	$765,788,227	$562,798	$811,340,743
Derivatives:

Assets:
Futures Contract	$75,559	$—	$—	$75,559
Swap Contracts	$—	$8,475,218	$—	$8,475,218
Liabilities:
Swap Contracts	$—	$(754,227)	$—	$(754,227)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$4,473	Indicative Market Quote	Broker Quote	$5.25 (N/A)
Preferred Stock	$558,325	Indicative Market Quote	Broker Quote	$575.00 (N/A)
Total	$562,798
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

LVIP Macquarie Diversified Floating Rate Fund-17

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$—	$—	$—*	$—	$—	$—	$—	$—	$4,473	$4,473	$4,473
Preferred Stock	—	—	548,615	—	—	—	—	—	9,710	558,325	9,710
Total	$—	$—	$548,615	$—	$—	— $	$—	$—	$14,183	$562,798	$14,183

*	Security was purchased during the period at $0 cost.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$38,567,303	$37,676,186
Return of capital	—	570,109
Total	$38,567,303	$38,246,295
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$567,127
Capital loss carryforward	(17,907,148)
Other temporary differences	(47,136)
Net unrealized depreciation	(9,018,053)
Distributable earnings/(accumulated loss)	$(26,405,210)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,133,351	$16,773,797	$17,907,148
In 2024, the Fund utilized $4,222,036 of capital loss carryforwards.
LVIP Macquarie Diversified Floating Rate Fund-18

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	2,077,778	2,008,203
Service Class	9,940,420	6,715,517
Shares reinvested:
Standard Class	379,214	360,534
Service Class	3,570,619	3,587,119
	15,968,031	12,671,373
Shares redeemed:
Standard Class	(1,640,025)	(2,322,567)
Service Class	(10,255,137)	(12,943,779)
	(11,895,162)	(15,266,346)
Net increase (decrease)	4,072,869	(2,594,973)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized
LVIP Macquarie Diversified Floating Rate Fund-19

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the year ended December 31, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$75,559	Receivables and other assets net of liabilities	$—
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	8,475,218	Receivables and other assets net of liabilities	(754,227)
Total		$8,550,777		$(754,227)
LVIP Macquarie Diversified Floating Rate Fund-20

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$646,628	$75,559
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	93,123	—
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	11,668,324	(2,839,400)
Total		$12,408,075	$(2,763,841)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$9,929,847
Interest rate swap contracts (average notional value)*	216,603,077	120,746,538

*Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
9. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP Macquarie Diversified Floating Rate Fund-21

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Diversified Floating Rate Fund-22

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Diversified Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Diversified Floating Rate Fund (formerly LVIP Delaware Diversified Floating Rate Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Diversified Floating Rate Fund–23

LVIP Macquarie Diversified Income Fund
(formerly, LVIP Delaware Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Diversified Income Fund

LVIP Macquarie Diversified Income Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.95%
•Fannie Mae Connecticut Avenue Securities
Series 2022-R01 1M2 6.47% (SOFR30A + 1.90%) 12/25/41	2,600,000	$2,636,972
Series 2022-R02 2M2 7.57% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,638,622
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	106	106
Series 2004-T1 1A2 6.50% 1/25/44	1,329	1,359
Fannie Mae REMIC Trust
•Series 2002-W6 2A1 7.00% 6/25/42	5,204	5,074
Series 2004-W11 1A2 6.50% 5/25/44	8,993	9,138
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	12,618	8,905
Series 2017-40 GZ 3.50% 5/25/47	911,306	817,587
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	757,650	642,988
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 5.73% (SOFR30A + 1.16%) 12/25/29	21,718	21,742
Series 2021-DNA5 M2 6.22% (SOFR30A + 1.65%) 1/25/34	2,684,795	2,704,389
Series 2021-HQA2 M2 6.62% (SOFR30A + 2.05%) 12/25/33	8,462,537	8,752,256
Series 2022-DNA1 M2 7.07% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,632,059
Series 2022-DNA2 M2 8.32% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,572,938
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	6,140	6,137
Series T-58 2A 6.50% 9/25/43	1,443	1,488
GNMA Series 2013-113 LY 3.00% 5/20/43	802,533	718,226
Total Agency Collateralized Mortgage Obligations (Cost $20,849,367)		21,169,986
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.15%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,253,792	2,218,372
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	1,175,000	$1,126,360
Total Agency Commercial Mortgage-Backed Securities (Cost $3,389,372)		3,344,732
AGENCY MORTGAGE-BACKED SECURITIES–27.35%
Fannie Mae S.F. 15 yr
2.50% 7/1/36	7,839,626	7,120,948
2.50% 8/1/36	366,816	333,876
4.50% 5/1/38	2,319,880	2,269,471
Fannie Mae S.F. 20 yr
2.00% 3/1/41	4,009,307	3,348,514
2.00% 5/1/41	4,620,506	3,858,491
3.00% 9/1/37	1,222,920	1,142,362
4.00% 8/1/42	847,579	794,429
5.50% 8/1/43	5,701,275	5,712,472
Fannie Mae S.F. 30 yr
2.00% 6/1/50	23,096,429	18,160,119
2.00% 11/1/50	6,197,289	4,886,495
2.00% 12/1/50	5,186,861	4,076,449
2.00% 1/1/51	1,662,027	1,315,263
2.00% 2/1/51	4,552,843	3,607,137
2.00% 4/1/51	398,922	312,256
2.00% 8/1/51	2,289,570	1,806,541
2.00% 9/1/51	8,181,218	6,389,718
2.50% 1/1/43	1,884,265	1,604,205
2.50% 8/1/50	8,953,538	7,431,700
2.50% 11/1/50	12,112,267	9,987,235
2.50% 1/1/51	3,493,272	2,880,464
2.50% 12/1/51	1,170,547	958,018
2.50% 2/1/52	24,988,207	20,449,953
3.00% 10/1/46	5,699,978	4,948,101
3.00% 4/1/47	625,924	541,513
3.00% 11/1/48	1,083,007	939,472
3.00% 12/1/49	8,999,395	7,778,185
3.00% 7/1/51	6,369,896	5,486,683
3.00% 12/1/51	527,866	454,511
3.00% 6/1/52	5,920,541	5,067,698
3.50% 2/1/47	3,182,494	2,896,603
3.50% 7/1/47	8,396,310	7,650,249
3.50% 1/1/48	3,190,315	2,873,994
3.50% 2/1/48	1,848,706	1,654,259
3.50% 1/1/50	1,237,648	1,110,865
3.50% 3/1/50	1,141,919	1,026,912
3.50% 7/1/50	6,791,594	6,118,219
3.50% 8/1/50	8,109,318	7,278,735
3.50% 3/1/52	459,812	411,729
3.50% 5/1/52	4,936,253	4,412,780
3.50% 6/1/52	22,765,697	20,167,743
3.50% 9/1/52	6,817,999	6,105,064
4.00% 3/1/47	6,859,863	6,366,004
4.00% 4/1/47	789,667	735,105
4.00% 6/1/48	2,703,975	2,510,988
4.00% 9/1/48	176,665	163,773
LVIP Macquarie Diversified Income Fund-1

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 10/1/48	3,890,985	$3,629,391
4.00% 6/1/49	839,632	778,296
4.00% 5/1/51	5,853,975	5,427,332
4.50% 7/1/40	299,553	290,864
4.50% 8/1/41	649,468	629,643
4.50% 5/1/46	48,239	46,769
4.50% 4/1/48	281,777	274,404
4.50% 12/1/48	34,927	33,315
4.50% 1/1/49	6,991,397	6,674,190
4.50% 1/1/50	15,954,020	15,419,620
4.50% 4/1/50	1,144,361	1,092,058
4.50% 10/1/52	19,091,939	17,993,932
4.50% 2/1/53	8,412,099	7,925,861
5.00% 7/1/47	611,796	609,619
5.00% 7/1/49	1,166,207	1,147,162
5.00% 1/1/51	5,210,653	5,117,227
5.50% 5/1/44	5,085,213	5,141,677
5.50% 10/1/52	8,760,350	8,687,129
5.50% 11/1/52	6,447,540	6,410,767
5.50% 3/1/53	724,039	714,745
5.50% 7/1/53	5,217,329	5,156,922
5.50% 8/1/53	5,545,785	5,535,585
6.00% 1/1/42	5,941,540	6,159,651
6.00% 5/1/53	4,142,090	4,185,205
6.00% 7/1/53	4,498,153	4,589,374
6.00% 9/1/53	10,933,241	10,991,652
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/55	24,683,000	24,355,914
6.00% 1/1/55	22,052,000	22,153,646
Freddie Mac S.F. 15 yr
2.00% 1/1/37	8,483,479	7,551,939
3.00% 3/1/35	9,820,408	9,224,387
Freddie Mac S.F. 20 yr
2.00% 3/1/41	5,583,425	4,663,125
2.00% 5/1/42	2,012,434	1,669,099
2.00% 8/1/42	3,743,318	3,111,101
2.50% 1/1/40	2,653,634	2,307,711
2.50% 6/1/41	9,541,881	8,160,097
2.50% 3/1/42	2,213,593	1,883,577
3.00% 4/1/42	2,146,197	1,898,280
3.00% 6/1/42	3,454,973	3,055,887
5.00% 11/1/42	4,364,513	4,275,658
Freddie Mac S.F. 30 yr
2.00% 3/1/52	3,182,948	2,484,452
2.50% 3/1/51	7,192,556	5,938,229
2.50% 12/1/51	8,443,950	6,978,650
2.50% 5/1/52	1,848,252	1,508,464
3.00% 11/1/46	2,470,083	2,146,633
3.00% 1/1/47	2,418,320	2,097,705
3.00% 1/1/50	930,321	805,308
3.00% 7/1/50	1,428,841	1,237,405
3.00% 5/1/51	8,776,815	7,615,472
3.00% 8/1/52	6,747,785	5,804,821
3.50% 11/1/48	2,311,953	2,081,930
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 4/1/52	3,407,324	$3,030,685
4.00% 10/1/47	1,079,682	997,969
4.00% 9/1/49	2,043,351	1,897,925
4.00% 9/1/52	19,344,436	17,762,404
4.50% 1/1/49	3,749,250	3,570,393
4.50% 3/1/49	248,977	237,422
4.50% 8/1/49	2,454,870	2,346,005
4.50% 7/1/52	1,150,828	1,085,563
4.50% 10/1/52	18,286,747	17,235,039
5.00% 7/1/52	10,846,563	10,577,755
5.00% 9/1/52	8,511,570	8,308,843
5.00% 11/1/52	2,678,893	2,593,590
5.00% 6/1/53	22,707,781	21,987,719
5.50% 9/1/41	2,253,842	2,272,999
5.50% 9/1/52	7,552,850	7,507,592
5.50% 11/1/52	4,399,757	4,374,018
5.50% 3/1/53	3,845,931	3,840,045
5.50% 9/1/53	8,611,997	8,615,822
5.50% 11/1/54	9,181,963	9,064,074
6.00% 1/1/53	864,844	881,112
GNMA I S.F. 30 yr 3.00% 3/15/50	605,803	527,265
GNMA II S.F. 30 yr
3.00% 12/20/51	4,367,596	3,791,923
3.00% 1/20/52	8,415,728	7,304,843
5.00% 9/20/52	2,405,830	2,341,354
5.50% 6/20/49	4,475,162	4,504,028
Total Agency Mortgage-Backed Securities (Cost $651,484,102)		609,473,568
CORPORATE BONDS–31.16%
Aerospace & Defense–0.99%
BAE Systems PLC 5.30% 3/26/34	1,525,000	1,520,618
Boeing Co.
2.20% 2/4/26	4,675,000	4,533,772
6.86% 5/1/54	7,865,000	8,359,288
Bombardier, Inc.
7.00% 6/1/32	1,120,000	1,139,332
7.25% 7/1/31	1,120,000	1,155,029
Northrop Grumman Corp.
4.75% 6/1/43	670,000	600,402
5.20% 6/1/54	2,775,000	2,581,386
TransDigm, Inc.
6.63% 3/1/32	1,120,000	1,130,109
6.88% 12/15/30	1,120,000	1,136,660
		22,156,596
Agriculture–0.21%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	4,275,000	4,149,181
‡πMHP Lux SA 6.95% 4/3/26	545,000	504,806
		4,653,987
LVIP Macquarie Diversified Income Fund-2

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.40%
Latam Airlines Group SA 7.88% 4/15/30	655,000	$663,096
United Airlines, Inc.
4.38% 4/15/26	2,560,000	2,517,142
4.63% 4/15/29	5,963,000	5,669,539
		8,849,777
Auto Manufacturers–0.78%
Ford Motor Credit Co. LLC
2.30% 2/10/25	420,000	418,600
2.90% 2/16/28	1,030,000	950,525
2.90% 2/10/29	615,000	550,768
4.54% 8/1/26	1,749,000	1,728,953
5.80% 3/8/29	1,755,000	1,755,622
6.13% 3/8/34	1,450,000	1,418,665
6.80% 5/12/28	2,340,000	2,418,051
6.80% 11/7/28	850,000	880,748
General Motors Financial Co., Inc.
5.60% 6/18/31	985,000	989,928
5.95% 4/4/34	3,434,000	3,451,940
Hyundai Capital America
5.28% 6/24/27	1,295,000	1,304,997
5.40% 6/24/31	1,420,000	1,419,848
		17,288,645
Auto Parts & Equipment–0.13%
Aptiv Swiss Holdings Ltd. 3.10% 12/1/51	4,967,000	2,903,914
		2,903,914
Banks–7.46%
Access Bank PLC 6.13% 9/21/26	600,000	573,183
Akbank TAS
μ6.80% 6/22/31	310,000	307,408
7.50% 1/20/30	355,000	358,657
μBanco de Credito del Peru SA 3.25% 9/30/31	880,000	832,859
μBanco de Credito e Inversiones SA 8.75% 5/8/29	550,000	573,578
μBanco Mercantil del Norte SA
7.50% 6/27/29	370,000	356,730
7.63% 1/10/28	365,000	358,207
8.75% 5/20/35	200,000	199,090
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.62% 12/10/29	405,000	402,975
μBangkok Bank PCL 5.00% 9/23/25	400,000	395,396
μBank Leumi Le-Israel BM 7.13% 7/18/33	550,000	560,209
μBank of America Corp.
5.52% 10/25/35	9,895,000	9,674,544
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
5.82% 9/15/29	4,171,000	$4,273,988
6.20% 11/10/28	5,285,000	5,471,627
μBank of Montreal
7.30% 11/26/84	776,000	792,905
7.70% 5/26/84	2,555,000	2,650,825
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,823,777
μBBVA Bancomer SA
5.88% 9/13/34	330,000	312,750
8.13% 1/8/39	365,000	371,660
μBurgan Bank SAK 2.75% 12/15/31	510,000	470,475
CIMB Bank Bhd. 2.13% 7/20/27	405,000	379,095
Citibank NA
5.44% 4/30/26	1,585,000	1,599,225
5.49% 12/4/26	3,960,000	4,019,254
5.57% 4/30/34	5,815,000	5,883,033
μCitigroup, Inc.
5.17% 2/13/30	4,015,000	4,011,945
5.61% 9/29/26	747,000	751,024
6.75% 2/15/30	2,470,000	2,449,911
7.00% 8/15/34	1,425,000	1,502,770
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	2,461,629
6.72% 1/18/29	3,558,000	3,694,383
6.82% 11/20/29	2,599,000	2,719,661
7.15% 7/13/27	1,755,000	1,808,561
ΔDevelopment Bank of Kazakhstan JSC 5.50% 4/15/27	200,000	201,040
μFifth Third Bancorp 6.36% 10/27/28	679,000	702,056
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	355,000	347,900
μGoldman Sachs Group, Inc.
5.02% 10/23/35	3,400,000	3,253,873
5.56% 11/19/45	2,775,000	2,679,975
6.48% 10/24/29	8,295,000	8,691,303
HDFC Bank Ltd. 5.18% 2/15/29	510,000	509,669
μHuntington Bancshares, Inc. 6.21% 8/21/29	2,785,000	2,875,205
μHuntington National Bank 4.55% 5/17/28	452,000	448,438
ICICI Bank Ltd. 4.00% 3/18/26	445,000	439,898
μJPMorgan Chase & Co.
3.11% 4/22/41	1,290,000	956,299
3.11% 4/22/51	2,205,000	1,459,416
3.70% 5/6/30	230,000	217,799
4.95% 10/22/35	1,305,000	1,257,397
5.01% 1/23/30	2,075,000	2,073,114
LVIP Macquarie Diversified Income Fund-3

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. (continued)
5.34% 1/23/35	2,175,000	$2,161,189
5.57% 4/22/28	2,245,000	2,283,132
6.25% 10/23/34	1,418,000	1,498,676
Kookmin Bank 2.50% 11/4/30	512,000	435,702
μLloyds Banking Group PLC 5.72% 6/5/30	1,475,000	1,499,683
Metropolitan Bank & Trust Co. 5.38% 3/6/29	465,000	467,975
μMorgan Stanley
0.50% 10/26/29	3,350,000	3,160,130
2.48% 9/16/36	6,760,000	5,498,131
5.52% 11/19/55	2,420,000	2,332,192
5.83% 4/19/35	5,246,000	5,345,901
6.14% 10/16/26	1,475,000	1,489,865
6.30% 10/18/28	3,189,000	3,306,284
6.41% 11/1/29	2,746,000	2,868,255
μNBK SPC Ltd. 1.63% 9/15/27	700,000	657,600
μNBK Tier 1 Financing 2 Ltd. 4.50% 8/27/25	365,000	359,069
μOversea-Chinese Banking Corp. Ltd. 1.83% 9/10/30	560,000	546,741
μPNC Financial Services Group, Inc.
5.68% 1/22/35	1,760,000	1,780,320
6.88% 10/20/34	2,670,000	2,914,470
Popular, Inc. 7.25% 3/13/28	1,480,000	1,524,246
μQNB Bank AS 10.75% 11/15/33	475,000	523,136
QNB Finance Ltd. 2.63% 5/12/25	590,000	584,526
μRegions Financial Corp. 5.50% 9/6/35	2,220,000	2,167,819
Shinhan Bank Co. Ltd. 5.75% 4/15/34	410,000	408,539
Shinhan Financial Group Co. Ltd. 5.00% 7/24/28	280,000	278,407
μStandard Chartered PLC 6.30% 1/9/29	460,000	472,203
μTBC Bank JSC 10.25% 7/30/29	650,000	642,202
Truist Bank
2.25% 3/11/30	4,195,000	3,602,370
μ4.63% 9/17/29	10,165,000	9,910,937
μTruist Financial Corp. 4.95% 9/1/25	2,750,000	2,725,623
μTurkiye Garanti Bankasi AS 8.38% 2/28/34	505,000	514,454
μU.S. Bancorp
2.49% 11/3/36	1,685,000	1,364,768
4.65% 2/1/29	1,970,000	1,950,043
5.38% 1/23/30	795,000	801,567
5.68% 1/23/35	1,795,000	1,810,152
5.73% 10/21/26	421,000	423,831
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bancorp (continued)
6.79% 10/26/27	1,150,000	$1,188,907
μUBS Group AG
0.25% 11/5/28	1,650,000	1,582,483
5.70% 2/8/35	1,005,000	1,011,575
6.85% 9/10/29	3,015,000	2,982,065
		166,229,884
Biotechnology–0.22%
Biocon Biologics Global PLC 6.67% 10/9/29	595,000	570,479
Royalty Pharma PLC
1.75% 9/2/27	2,675,000	2,464,070
3.35% 9/2/51	2,758,000	1,750,590
		4,785,139
Building Materials–0.25%
μCemex SAB de CV 9.13% 3/14/28	427,000	440,085
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,573,193
0.63% 4/6/30	1,700,000	1,546,722
Standard Industries, Inc. 3.38% 1/15/31	2,005,000	1,719,107
West China Cement Ltd. 4.95% 7/8/26	415,000	326,780
		5,605,887
Chemicals–0.36%
Braskem Netherlands Finance BV 8.00% 10/15/34	550,000	524,535
LYB International Finance III LLC
3.63% 4/1/51	2,070,000	1,389,913
5.50% 3/1/34	3,655,000	3,585,286
OCP SA
3.75% 6/23/31	440,000	379,004
5.13% 6/23/51	640,000	482,426
7.50% 5/2/54	545,000	552,616
Sasol Financing USA LLC 8.75% 5/3/29	595,000	602,490
Sociedad Quimica y Minera de Chile SA 5.50% 9/10/34	580,000	549,480
		8,065,750
Commercial Services–0.14%
Adani Ports & Special Economic Zone Ltd. 4.38% 7/3/29	375,000	322,097
Hutama Karya Persero PT 3.75% 5/11/30	300,000	277,098
International Container Terminal Services, Inc. 4.75% 6/17/30	585,000	570,710
LVIP Macquarie Diversified Income Fund-4

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Mersin Uluslararasi Liman Isletmeciligi AS 8.25% 11/15/28	475,000	$492,100
Movida Europe SA 7.85% 4/11/29	515,000	453,891
United Rentals North America, Inc. 3.88% 2/15/31	1,124,000	1,004,115
		3,120,011
Computers–0.40%
Accenture Capital, Inc.
4.05% 10/4/29	1,790,000	1,737,418
4.25% 10/4/31	1,720,000	1,652,799
4.50% 10/4/34	3,355,000	3,188,318
Amentum Holdings, Inc. 7.25% 8/1/32	2,245,000	2,261,990
		8,840,525
Distribution/Wholesale–0.13%
Resideo Funding, Inc. 6.50% 7/15/32	2,230,000	2,232,781
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	690,000	688,644
		2,921,425
Diversified Financial Services–2.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,981,596
3.00% 10/29/28	3,769,000	3,489,943
5.10% 1/19/29	1,400,000	1,398,137
6.50% 7/15/25	2,870,000	2,888,506
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,787,818
3.00% 2/1/30	5,465,000	4,933,769
3.38% 7/1/25	1,255,000	1,245,238
μ4.13% 12/15/26	5,260,000	4,949,465
4.63% 10/1/28	3,468,000	3,408,845
5.10% 3/1/29	2,508,000	2,513,259
Aviation Capital Group LLC
3.50% 11/1/27	5,545,000	5,301,432
5.38% 7/15/29	2,300,000	2,301,122
Avolon Holdings Funding Ltd. 4.95% 1/15/28	1,700,000	1,684,560
BOC Aviation USA Corp. 5.25% 1/14/30	850,000	858,959
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	4,480,017
4.15% 1/23/30	2,135,000	2,035,203
5.88% 7/21/28	1,848,000	1,889,698
6.50% 1/20/43	750,000	796,680
		49,944,247
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–3.61%
Adani Electricity Mumbai Ltd. 3.95% 2/12/30	420,000	$335,386
AEP Texas, Inc. 5.40% 6/1/33	895,000	886,743
μAES Andes SA 8.15% 6/10/55	520,000	525,955
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	4,614,238
Calpine Corp.
4.50% 2/15/28	616,000	590,814
5.00% 2/1/31	1,990,000	1,871,375
5.13% 3/15/28	585,000	567,331
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,506,929
Centrais Eletricas Brasileiras SA 6.50% 1/11/35	550,000	511,665
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	555,000	539,199
Colbun SA 3.15% 1/19/32	590,000	494,408
Consorcio Transmantaro SA 5.20% 4/11/38	465,000	427,469
Constellation Energy Generation LLC 5.75% 3/15/54	2,595,000	2,523,020
μDominion Energy, Inc.
6.63% 5/15/55	1,790,000	1,819,828
6.88% 2/1/55	2,160,000	2,244,569
μDuke Energy Corp. 6.45% 9/1/54	770,000	779,353
Engie Energia Chile SA 6.38% 4/17/34	620,000	622,860
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,530,252
Entergy Louisiana LLC 4.95% 1/15/45	545,000	482,113
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,783,075
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	970,399
Exelon Corp. 5.45% 3/15/34	1,115,000	1,112,415
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/41	595,000	582,475
GDZ Elektrik Dagitim AS 9.00% 10/15/29	535,000	515,638
Infraestructura Energetica Nova SAPI de CV 4.75% 1/15/51	450,000	326,641
JSW Hydro Energy Ltd. 4.13% 5/18/31	420,375	377,917
Mazoon Assets Co. SAOC 5.25% 10/9/31	400,000	392,472
Minejesa Capital BV 5.63% 8/10/37	545,000	506,754
Mong Duong Finance Holdings BV 5.13% 5/7/29	638,934	613,810
LVIP Macquarie Diversified Income Fund-5

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	4,550,000	$4,358,310
5.75% 9/1/25	5,415,000	5,448,011
Oglethorpe Power Corp.
3.75% 8/1/50	3,049,000	2,169,053
6.20% 12/1/53	565,000	581,793
Oryx Funding Ltd. 5.80% 2/3/31	565,000	561,431
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	862,928
3.30% 8/1/40	6,427,000	4,809,147
PacifiCorp
5.10% 2/15/29	580,000	584,142
5.45% 2/15/34	985,000	978,612
5.80% 1/15/55	900,000	874,572
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	475,000	464,005
5.25% 5/15/47	528,000	457,777
PG&E Corp. 5.25% 7/1/30	1,810,000	1,771,676
μSempra
4.88% 10/15/25	1,155,000	1,139,970
6.40% 10/1/54	4,498,000	4,459,883
Sorik Marapi Geothermal Power PT 7.75% 8/5/31	675,000	665,765
Southern California Edison Co.
4.00% 4/1/47	1,745,000	1,343,302
5.20% 6/1/34	2,160,000	2,137,035
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,727,641
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33	573,650	577,961
μVistra Corp. 7.00% 12/15/26	2,500,000	2,514,257
Vistra Operations Co. LLC
6.00% 4/15/34	985,000	998,151
6.95% 10/15/33	3,575,000	3,846,711
		80,387,236
Electronics–0.10%
Amphenol Corp.
2.20% 9/15/31	1,175,000	984,608
5.05% 4/5/27	1,160,000	1,170,082
		2,154,690
Energy-Alternate Sources–0.01%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	391,723	318,253
		318,253
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.23%
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	452,543	$475,170
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	420,000	428,058
Celestial Dynasty Ltd. 6.38% 8/22/28	580,000	564,737
HTA Group Ltd. 7.50% 6/4/29	600,000	610,522
IHS Holding Ltd. 8.25% 11/29/31	1,095,000	1,080,710
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	620,000	622,790
Sitios Latinoamerica SAB de CV 6.00% 11/25/29	550,000	546,783
TAV Havalimanlari Holding AS 8.50% 12/7/28	845,000	873,375
		5,202,145
Entertainment–0.10%
Caesars Entertainment, Inc. 6.50% 2/15/32	2,245,000	2,255,133
		2,255,133
Food–0.34%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	480,000	500,406
Campbell's Co. 5.20% 3/19/27	6,625,000	6,686,345
Indofood CBP Sukses Makmur Tbk. PT 4.81% 4/27/52	525,000	431,252
		7,618,003
Forest Products & Paper–0.03%
LD Celulose International GmbH 7.95% 1/26/32	650,000	651,879
		651,879
Health Care Services–0.64%
DaVita, Inc.
3.75% 2/15/31	1,030,000	891,218
4.63% 6/1/30	780,000	717,074
Elevance Health, Inc. 5.15% 6/15/29	2,085,000	2,096,387
HCA, Inc. 5.45% 9/15/34	2,610,000	2,543,944
UnitedHealth Group, Inc.
4.90% 4/15/31	6,640,000	6,601,013
5.50% 7/15/44	1,510,000	1,464,653
		14,314,289
Insurance–1.43%
AIA Group Ltd. 5.38% 4/5/34	520,000	516,884
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	10,989,113
Aon North America, Inc.
5.30% 3/1/31	1,670,000	1,676,832
5.75% 3/1/54	610,000	594,810
LVIP Macquarie Diversified Income Fund-6

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Arthur J Gallagher & Co.
5.00% 2/15/32	2,255,000	$2,225,629
5.55% 2/15/55	1,650,000	1,584,217
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,779,950
3.95% 5/25/51	1,925,000	1,383,036
μ6.63% 10/15/54	2,225,000	2,212,553
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	3,765,000	3,960,034
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	4,020,000	3,900,159
		31,823,217
Internet–0.39%
Alibaba Group Holding Ltd.
2.70% 2/9/41	460,000	312,208
5.25% 5/26/35	545,000	533,723
Meituan 4.63% 10/2/29	605,000	585,245
Meta Platforms, Inc.
4.30% 8/15/29	1,445,000	1,426,862
4.55% 8/15/31	615,000	605,137
4.75% 8/15/34	1,295,000	1,260,590
5.40% 8/15/54	1,490,000	1,442,866
Prosus NV 4.19% 1/19/32	585,000	521,243
Tencent Holdings Ltd.
2.88% 4/22/31	285,000	249,313
3.68% 4/22/41	340,000	264,979
Uber Technologies, Inc. 5.35% 9/15/54	1,540,000	1,432,061
		8,634,227
Investment Companies–0.62%
Apollo Debt Solutions BDC 6.70% 7/29/31	4,550,000	4,672,845
Blackstone Private Credit Fund
5.60% 11/22/29	1,565,000	1,545,131
6.00% 11/22/34	2,260,000	2,205,053
Blue Owl Credit Income Corp. 5.80% 3/15/30	5,150,000	5,072,275
Gaci First Investment Co. 4.88% 2/14/35	360,000	338,063
		13,833,367
Iron & Steel–0.14%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	2,245,000	2,204,838
CSN Resources SA 8.88% 12/5/30	485,000	482,964
@Samarco Mineracao SA 9.00% 6/30/31	398,211	388,929
		3,076,731
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–0.17%
Carnival Corp.
4.00% 8/1/28	760,000	$720,317
7.63% 3/1/26	1,874,000	1,876,739
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,145,000	1,136,446
		3,733,502
Lodging–0.10%
Melco Resorts Finance Ltd. 7.63% 4/17/32	715,000	717,561
MGM China Holdings Ltd. 4.75% 2/1/27	520,000	503,322
Sands China Ltd.
3.25% 8/8/31	375,000	320,638
4.38% 6/18/30	460,000	429,031
Studio City Finance Ltd. 5.00% 1/15/29	385,000	348,258
		2,318,810
Media–0.69%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	6,270,000	3,778,238
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,190,000	1,159,415
Midcontinent Communications 8.00% 8/15/32	2,290,000	2,352,125
Sirius XM Radio LLC 4.13% 7/1/30	2,580,000	2,251,689
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,875,056
		15,416,523
Mining–0.36%
Anglo American Capital PLC 5.50% 5/2/33	600,000	596,530
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	533,841
4.25% 7/17/42	200,000	153,621
First Quantum Minerals Ltd. 9.38% 3/1/29	435,000	462,601
FMG Resources August 2006 Pty. Ltd. 6.13% 4/15/32	2,295,000	2,266,975
Freeport Indonesia PT 5.32% 4/14/32	710,000	691,399
Freeport-McMoRan, Inc. 5.45% 3/15/43	3,565,000	3,330,915
		8,035,882
LVIP Macquarie Diversified Income Fund-7

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.20%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	4,860,000	$4,521,043
		4,521,043
Oil & Gas–1.90%
3R Lux SARL 9.75% 2/5/31	410,000	422,670
Adnoc Murban Rsc Ltd. 4.50% 9/11/34	590,000	554,357
Bapco Energies BSC Closed 7.50% 10/25/27	210,000	216,104
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	2,246,203
4.81% 2/13/33	2,263,000	2,187,596
5.23% 11/17/34	4,730,000	4,658,500
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,612,996
Canacol Energy Ltd. 5.75% 11/24/28	785,000	434,961
ConocoPhillips Co.
5.00% 1/15/35	2,505,000	2,433,299
5.50% 1/15/55	2,450,000	2,329,704
Diamondback Energy, Inc.
5.20% 4/18/27	1,110,000	1,120,643
5.40% 4/18/34	1,353,000	1,330,321
Ecopetrol SA
5.88% 11/2/51	385,000	258,330
8.38% 1/19/36	400,000	385,775
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	1,180,000	1,091,261
6.25% 4/15/32	1,120,000	1,030,431
KazMunayGas National Co. JSC 5.38% 4/24/30	350,000	340,375
Kosmos Energy Ltd. 8.75% 10/1/31	600,000	563,406
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	655,000	689,365
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,258,209
5.55% 10/1/34	895,000	870,543
6.05% 10/1/54	449,000	426,007
6.13% 1/1/31	3,158,000	3,231,330
6.60% 3/15/46	416,000	419,979
Pertamina Persero PT 3.65% 7/30/29	410,000	384,441
Petroleos Mexicanos
6.70% 2/16/32	165,000	143,542
6.75% 9/21/47	839,000	576,790
7.69% 1/23/50	665,000	501,742
10.00% 2/7/33	200,000	207,687
Petronas Capital Ltd. 3.50% 4/21/30	500,000	463,398
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	330,000	312,267
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Puma International Financing SA 7.75% 4/25/29	501,000	$508,765
Raizen Fuels Finance SA 5.70% 1/17/35	450,000	416,588
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	194,254
3.50% 11/24/70	215,000	132,041
4.25% 4/16/39	400,000	342,105
5.75% 7/17/54	560,000	523,705
SEPLAT Energy PLC 7.75% 4/1/26	475,000	472,662
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	541,000	455,553
Vista Energy Argentina SAU 7.63% 12/10/35	910,000	904,085
YPF SA 9.50% 1/17/31	720,000	770,082
		42,422,072
Packaging & Containers–0.21%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	2,699,000	2,414,729
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	2,240,000	2,285,271
		4,700,000
Pharmaceuticals–0.08%
AbbVie, Inc. 5.35% 3/15/44	1,190,000	1,160,017
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	275,000	268,543
6.75% 3/1/28	410,000	418,632
		1,847,192
Pipelines–2.25%
EIG Pearl Holdings SARL 4.39% 11/30/46	400,000	309,597
Enbridge, Inc.
5.25% 4/5/27	2,195,000	2,221,121
5.70% 3/8/33	805,000	813,363
μ5.75% 7/15/80	975,000	942,565
Energy Transfer LP
5.95% 5/15/54	1,765,000	1,706,309
6.10% 12/1/28	4,235,000	4,398,766
6.25% 4/15/49	8,940,000	8,947,487
μ6.50% 11/15/26	5,670,000	5,672,336
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,387,670
3.30% 2/15/53	3,565,000	2,343,517
4.95% 2/15/35	1,525,000	1,475,934
5.35% 1/31/33	490,000	493,885
5.55% 2/16/55	1,475,000	1,418,901
LVIP Macquarie Diversified Income Fund-8

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd. 2.16% 3/31/34	770,419	$660,376
Greensaif Pipelines Bidco SARL
5.85% 2/23/36	350,000	345,470
6.51% 2/23/42	555,000	561,889
Kinder Morgan, Inc.
3.60% 2/15/51	2,360,000	1,593,024
5.00% 2/1/29	850,000	847,113
QazaqGaz NC JSC 4.38% 9/26/27	901,000	860,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,307,755
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,275,139
Transportadora de Gas del Sur SA 8.50% 7/24/31	500,000	521,090
		50,103,713
Private Equity–0.14%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	3,275,000	3,166,029
		3,166,029
Real Estate–0.04%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	460,000	463,080
μMAF Global Securities Ltd. 7.88% 6/30/27	350,000	360,317
@Sunac China Holdings Ltd.
6.00% 9/30/26	747,935	105,646
6.25% 9/30/27	441,343	61,788
		990,831
Real Estate Investment Trusts–0.66%
American Homes 4 Rent LP 3.63% 4/15/32	1,580,000	1,412,428
Extra Space Storage LP 5.40% 2/1/34	3,770,000	3,733,583
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	3,665,000	3,373,160
Iron Mountain, Inc. 5.25% 7/15/30	1,169,000	1,115,880
Trust Fibra Uno
4.87% 1/15/30	530,000	480,155
7.38% 2/13/34	480,000	478,914
VICI Properties LP 4.95% 2/15/30	3,840,000	3,763,978
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	$267,279
		14,625,377
Retail–0.21%
CK Hutchison International 24 II Ltd. 4.75% 9/13/34	725,000	691,887
‡Future Retail Ltd. 5.60% 1/22/25	905,000	9
Home Depot, Inc.
4.85% 6/25/31	765,000	764,712
4.88% 6/25/27	890,000	898,433
4.95% 6/25/34	2,295,000	2,263,994
		4,619,035
Semiconductors–0.58%
Broadcom, Inc.
3.19% 11/15/36	3,880,000	3,125,495
5.05% 7/12/29	2,065,000	2,072,847
5.15% 11/15/31	1,290,000	1,298,353
Entegris, Inc. 4.75% 4/15/29	2,145,000	2,053,854
KLA Corp. 4.95% 7/15/52	3,475,000	3,158,281
TSMC Arizona Corp. 2.50% 10/25/31	1,015,000	868,952
TSMC Global Ltd. 2.25% 4/23/31	395,000	336,675
		12,914,457
Software–0.26%
Oracle Corp.
3.60% 4/1/50	3,294,000	2,307,808
4.20% 9/27/29	1,465,000	1,415,149
4.65% 5/6/30	785,000	773,669
5.38% 9/27/54	1,455,000	1,341,105
		5,837,731
Telecommunications–1.88%
America Movil SAB de CV 4.70% 7/21/32	565,000	539,633
AT&T, Inc.
3.50% 9/15/53	15,040,000	10,127,042
6.30% 1/15/38	515,000	549,824
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	2,545,000	2,317,997
CT Trust 5.13% 2/3/32	530,000	474,298
Frontier Communications Holdings LLC
5.00% 5/1/28	2,565,000	2,507,582
5.88% 10/15/27	1,510,000	1,505,213
Iliad Holding SASU 8.50% 4/15/31	200,000	212,633
Millicom International Cellular SA 7.38% 4/2/32	461,000	461,692
LVIP Macquarie Diversified Income Fund-9

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Ooredoo International Finance Ltd. 4.63% 10/10/34	665,000	$635,398
Rogers Communications, Inc. 5.30% 2/15/34	3,355,000	3,269,991
Sable International Finance Ltd. 7.13% 10/15/32	550,000	538,912
Silknet JSC 8.38% 1/31/27	585,000	585,975
Sprint Capital Corp. 6.88% 11/15/28	3,075,000	3,264,060
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	133,125	133,049
Telecom Argentina SA 9.50% 7/18/31	615,000	631,297
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	413,622
3.75% 4/15/27	4,155,000	4,059,263
5.25% 6/15/55	3,135,000	2,847,047
5.75% 1/15/34	1,190,000	1,220,033
Turk Telekomunikasyon AS 7.38% 5/20/29	465,000	473,686
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,769,703
2.88% 11/20/50	1,945,000	1,194,572
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	2,440,000	2,082,286
		41,814,808
Transportation–0.06%
Georgian Railway JSC 4.00% 6/17/28	240,000	209,524
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	595,000	578,654
MV24 Capital BV 6.75% 6/1/34	492,625	465,713
		1,253,891
Water–0.02%
Georgia Global Utilities JSC 8.88% 7/25/29	470,000	472,013
		472,013
Total Corporate Bonds (Cost $729,447,376)		694,427,866
LOAN AGREEMENTS–3.89%
•A-AP Buyer, Inc. 7.85% (SOFR CME03M + 3.25%) 9/9/31	1,535,000	1,544,594
•Alliance Laundry Systems LLC 8.07% (SOFR CME01M + 3.50%) 8/19/31	1,875,000	1,885,219
•Amentum Government Services Holdings LLC 6.82% (SOFR CME01M + 2.25%) 9/29/31	3,070,000	3,057,198
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ardonagh Midco 3 PLC 8.35% (SOFR CME03M + 3.75%) 2/15/31	4,745,000	$4,768,725
•Azorra Soar TLB Finance Ltd. 5.83% (SOFR CME03M + 3.50%) 10/18/29	1,092,263	1,099,089
•Berry Global, Inc. 6.49% (SOFR CME01M + 1.75%) 7/1/29	1,140,779	1,141,772
•Calpine Corp.
6.57% (SOFR CME01M + 2.00%) 2/15/32	570,135	569,069
6.57% (SOFR CME01M + 2.00%) 2/15/32	328,202	326,823
•CD&R Hydra Buyer, Inc. 8.67% (SOFR CME01M + 4.00%) 3/25/31	2,486,212	2,491,185
•Charter Communications Operating LLC
6.59% (SOFR CME03M + 2.00%) 12/7/30	2,475,000	2,465,991
6.78% (SOFR CME01M + 2.25%) 12/15/31	1,110,000	1,106,759
•Concentra Health Services, Inc. 6.82% (SOFR CME01M + 2.25%) 7/28/31	2,563,575	2,579,597
•Connect Finco SARL 9.07% (SOFR CME01M + 4.50%) 9/27/29	1,250,463	1,091,554
•DaVita, Inc. 6.57% (SOFR CME01M + 2.00%) 5/9/31	3,660,825	3,663,131
•Dragon Buyer, Inc. 7.90% (SOFR CME03M + 3.25%) 9/30/31	2,230,000	2,231,851
•Entegris, Inc. 6.35% (SOFR CME03M + 1.75%) 7/6/29	992,288	997,497
•Epicor Software Corp. 7.13% (SOFR CME01M + 2.75%) 5/30/31	1,371,515	1,380,224
•Flutter Financing BV 6.09% (SOFR CME03M + 1.75%) 11/30/30	4,895,304	4,880,030
•Frontier Communications Corp. 8.76% (SOFR CME03M + 3.50%) 7/1/31	3,359,962	3,396,350
•Icon Parent, Inc. 7.52% (SOFR CME03M + 3.00%) 11/13/31	1,675,000	1,679,707
•Informatica LLC 6.82% (SOFR CME01M + 2.25%) 10/27/28	1,069,750	1,073,312
Janney Montgomery Scott LLC
✠•0.00% 11/28/31	325,714	328,971
•7.58% (SOFR CME03M + 3.25%) 11/28/31	1,954,286	1,973,829
•Jefferies Finance LLC 7.60% (SOFR CME01M + 3.00%) 10/21/31	1,125,000	1,128,521
LVIP Macquarie Diversified Income Fund-10

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Light and Wonder International, Inc. 6.86% (SOFR CME01M + 2.25%) 4/14/29	3,219,506	$3,228,134
•Lightning Power LLC 7.74% (SOFR CME03M + 3.25%) 8/18/31	2,618,437	2,644,622
•Midcontinent Communications 7.11% (SOFR CME01M + 2.50%) 8/16/31	2,029,913	2,038,804
•Peer Holding III BV 7.60% (SOFR CME03M + 3.00%) 7/1/31	5,630,000	5,652,858
•Roper Industrial Products Investment Co. LLC 7.08% (SOFR CME03M + 2.75%) 11/22/29	3,250,000	3,255,590
•Standard Industries, Inc. 6.35% (SOFR CME01M + 1.75%) 9/22/28	1,413,934	1,416,027
•Staples, Inc. 10.69% (SOFR CME03M + 5.75%) 9/4/29	2,548,612	2,431,147
•Trans Union LLC 6.32% (SOFR CME01M + 1.75%) 6/24/31	2,462,625	2,457,232
•UKG, Inc. 7.62% (SOFR CME03M + 3.00%) 2/10/31	4,044,185	4,069,825
•USI, Inc. 6.58% (SOFR CME03M + 2.25%) 9/27/30	2,316,659	2,310,288
•ViaSat, Inc. 9.07% (SOFR CME01M + 4.50%) 3/2/29	4,689,750	4,207,878
•Virgin Media Bristol LLC 7.72% (SOFRTE06M + 3.18%) 3/31/31	421,000	416,319
•Vistra Operations Co. LLC 6.57% (SOFR CME01M + 2.00%) 12/20/30	1,901,589	1,903,111
•White Cap Buyer LLC 7.82% (SOFR CME01M + 3.25%) 10/19/29	3,840,000	3,843,187
Total Loan Agreements (Cost $86,972,111)		86,736,020
NON-AGENCY ASSET-BACKED SECURITIES–4.02%
•Apex Credit CLO Ltd. Series 2018-1A A2 5.92% (TSFR03M + 1.29%) 4/25/31	4,870,488	4,874,652
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.56% 11/25/36	14,543	14,470
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	8,408,878
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,587,500	13,250,707
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	240,000	$238,005
Series 2024-B A3 5.10% 4/15/29	7,000,000	7,081,794
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	11,000,000	11,150,557
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	2,250,000	2,288,488
•Galaxy XXI CLO Ltd. Series 2015-21A AR 5.90% (TSFR03M + 1.28%) 4/20/31	1,172,389	1,173,364
GreenState Auto Receivables Trust Series 2024-1A A2 5.53% 8/16/27	4,166,208	4,182,377
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	129,715	128,603
•Man GLG U.S. CLO Series 2018-1A A1R 6.02% (TSFR03M + 1.40%) 4/22/30	2,888,867	2,891,521
Nissan Master Owner Trust Receivables Series 2024-B A 5.05% 2/15/29	15,000,000	15,097,810
•OFSI BSL XIV CLO Ltd. Series 2024-14A D1 9.04% (TSFR03M + 3.85%) 7/20/37	1,250,000	1,258,270
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.18% (TSFR03M + 1.55%) 4/25/37	4,600,000	4,621,316
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	9,500,000	9,629,625
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.05% (TSFR03M + 1.39%) 4/15/34	3,370,000	3,374,213
Total Non-Agency Asset-Backed Securities (Cost $91,035,895)		89,664,650
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.87%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	25,099	22,260
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	849,091	741,329
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,353,908	2,934,961
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	3,802,685	3,050,763
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	218,218	205,598
LVIP Macquarie Diversified Income Fund-11

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2014-2 B2 3.42% 6/25/29	81,567	$76,850
Series 2015-1 B2 6.15% 12/25/44	345,967	343,550
Series 2015-4 B1 3.53% 6/25/45	491,481	446,830
Series 2015-4 B2 3.53% 6/25/45	352,584	320,552
Series 2015-5 B2 6.33% 5/25/45	218,909	218,125
Series 2015-6 B1 3.51% 10/25/45	289,186	271,304
Series 2015-6 B2 3.51% 10/25/45	280,149	262,826
Series 2016-4 B1 3.79% 10/25/46	321,423	295,269
Series 2016-4 B2 3.79% 10/25/46	591,834	543,676
Series 2017-1 B3 3.45% 1/25/47	1,327,967	1,168,164
Series 2017-2 A3 3.50% 5/25/47	106,996	94,007
Series 2020-2 A3 3.50% 7/25/50	158,877	139,123
Series 2020-7 A3 3.00% 1/25/51	660,629	558,162
Series 2021-1 A3 2.50% 6/25/51	1,267,969	1,016,455
Series 2021-10 A3 2.50% 12/25/51	2,532,616	2,031,831
Series 2021-11 A3 2.50% 1/25/52	6,858,463	5,502,309
Series 2021-13 B1 3.14% 4/25/52	3,053,197	2,469,385
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	647,928	524,858
Series 2021-4 A3 2.50% 7/25/51	1,228,735	985,772
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	216,536	207,071
φ•PRPM LLC Series 2024-RPL1 A1 4.20% 12/25/64	4,734,010	4,565,647
•Radnor Re Ltd. Series 2024-1 M1B 7.46% (SOFR30A + 2.90%) 9/25/34	415,000	418,555
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,219,092	977,273
Series 2021-6 A1 2.50% 12/25/51	2,470,372	1,980,351
•Sequoia Mortgage Trust
Series 2015-1 B2 3.93% 1/25/45	194,833	186,583
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust (continued)
Series 2015-2 B2 3.76% 5/25/45	2,068,727	$1,951,136
Series 2017-5 B1 3.79% 8/25/47	2,808,947	2,558,896
Series 2020-4 A2 2.50% 11/25/50	886,191	716,942
•Towd Point Mortgage Trust
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,350,940
Series 2018-1 A1 3.00% 1/25/58	128,820	126,700
φ•Verus Securitization Trust Series 2023-7 A1 7.07% 10/25/68	2,226,445	2,265,027
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	268,972	227,195
Total Non-Agency Collateralized Mortgage Obligations (Cost $48,533,840)		41,756,275
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.01%
Bank Series 2020-BN29 A4 2.00% 11/15/53	1,977,000	1,633,227
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,400,971
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,535,800
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,277,260
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,521,891
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	4,061,973
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,348,272
•Series 2022-BNK39 B 3.24% 2/15/55	1,600,000	1,333,595
•Series 2022-BNK39 C 3.27% 2/15/55	1,426,000	1,148,954
•Series 2022-BNK40 B 3.39% 3/15/64	3,200,000	2,609,790
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	1,250,000	1,068,351
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,348,713
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,296,082
Series 2020-B20 A5 2.03% 10/15/53	8,319,000	6,848,089
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	2,038,690
LVIP Macquarie Diversified Income Fund-12

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	$3,670,817
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,735,436
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,363,196
•Series 2022-B32 C 3.45% 1/15/55	3,950,000	2,849,540
•Series 2022-B33 B 3.61% 3/15/55	1,600,000	1,311,735
•Series 2022-B33 C 3.61% 3/15/55	1,600,000	1,199,279
•Series 2022-B34 A5 3.79% 4/15/55	4,225,000	3,759,717
•Series 2022-B35 A5 4.44% 5/15/55	5,500,000	5,120,366
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	2,072,820
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,750,129
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,715,693
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,236,037
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	11,097,339
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,344,493
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,534,747
COMM Mortgage Trust
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,878,354
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,901,797
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	8,000,000	7,624,547
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,747,876
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,864,629
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,217,548
Series 2019-GC39 A4 3.57% 5/10/52	820,000	742,466
Series 2019-GC42 A4 3.00% 9/10/52	13,750,000	12,409,319
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	5,212,660
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46		2,445,000	$2,028,517
Series 2015-JP1 A5 3.91% 1/15/49		1,590,000	1,569,771
Series 2016-JP2 A4 2.82% 8/15/49		4,995,000	4,826,527
Series 2016-JP2 AS 3.06% 8/15/49		3,095,000	2,889,842
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48		2,780,806	2,753,130
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49		2,080,000	2,018,070
Series 2017-C7 A5 3.41% 10/15/50		3,425,000	3,251,029
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.53% 10/15/48		1,970,000	1,944,880
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52		2,400,000	2,199,681
Series 2020-HR8 A4 2.04% 7/15/53		8,415,000	7,149,174
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,236,150
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,474,430
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,296,926
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $200,225,172)			178,470,325
ΔSOVEREIGN BONDS–1.11%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	250,000	255,050
			255,050
Angola—0.02%
Angolan Government International Bonds
8.25% 5/9/28		306,000	287,640
8.75% 4/14/32		200,000	176,743
			464,383
Argentina—0.04%
φArgentina Government International Bonds 4.13% 7/9/35		231,767	153,697
LVIP Macquarie Diversified Income Fund-13

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Argentina (continued)
Argentina Republic Government International Bonds
φ0.75% 7/9/30	1,021,592	$787,341
1.00% 7/9/29	47,491	38,563
		979,601
Armenia—0.01%
Republic of Armenia International Bonds 3.60% 2/2/31	200,000	164,581
		164,581
Azerbaijan—0.01%
Azerbaijan International Bonds 3.50% 9/1/32	413,000	349,609
		349,609
Bahrain—0.02%
Bahrain Government International Bonds 7.38% 5/14/30	400,000	414,922
		414,922
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38	200,000	188,548
		188,548
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32	400,000	385,200
5.00% 7/15/32	430,000	414,090
		799,290
Brazil—0.05%
Brazil Government International Bonds
3.88% 6/12/30	509,000	447,101
4.75% 1/14/50	792,000	539,403
6.00% 10/20/33	200,000	186,665
		1,173,169
Chile—0.02%
Chile Government International Bonds
3.10% 5/7/41	344,000	245,443
3.50% 1/25/50	250,000	172,170
		417,613
Colombia—0.05%
Colombia Government International Bonds
3.25% 4/22/32	520,000	398,060
5.00% 6/15/45	242,000	163,108
5.20% 5/15/49	300,000	201,150
8.38% 11/7/54	200,000	193,730
8.75% 11/14/53	200,000	201,978
		1,158,026
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Costa Rica—0.01%
Costa Rica Government International Bonds 5.63% 4/30/43	200,000	$178,300
		178,300
Dominican Republic—0.04%
Dominican Republic International Bonds
4.88% 9/23/32	659,000	587,828
5.30% 1/21/41	389,000	330,067
		917,895
Egypt—0.04%
Egypt Government International Bond 5.80% 9/30/27	284,000	265,753
Egypt Government International Bonds 8.70% 3/1/49	679,000	533,117
		798,870
El Salvador—0.01%
El Salvador Government International Bonds
0.25% 4/17/30	150,000	2,671
9.25% 4/17/30	150,000	158,625
		161,296
Ghana—0.01%
Ghana Government International Bonds
^0.00% 7/3/26	8,192	7,642
^0.00% 1/3/30	12,774	9,903
φ5.00% 7/3/29	61,952	53,427
φ5.00% 7/3/35	89,088	62,580
		133,552
Guatemala—0.03%
Guatemala Government Bonds 6.55% 2/6/37	737,000	724,471
		724,471
Honduras—0.01%
Honduras Government International Bonds 8.63% 11/27/34	300,000	298,050
		298,050
Hungary—0.02%
Hungary Government International Bonds 6.75% 9/25/52	200,000	203,187
MFB Magyar Fejlesztesi Bank Zrt 6.50% 6/29/28	320,000	324,847
		528,034
LVIP Macquarie Diversified Income Fund-14

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia—0.01%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	$190,981
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	141,695
			332,676
Ivory Coast—0.03%
Ivory Coast Government International Bonds 6.13% 6/15/33		782,000	696,521
			696,521
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	235,067
			235,067
Kazakhstan—0.01%
Kazakhstan Government International Bonds 6.50% 7/21/45		250,000	269,442
			269,442
Mexico—0.06%
Mexico Government International Bonds
3.50% 2/12/34		832,000	661,869
4.88% 5/19/33		300,000	268,502
6.34% 5/4/53		200,000	177,963
6.35% 2/9/35		200,000	195,350
			1,303,684
Morocco—0.01%
Morocco Government International Bonds 1.38% 3/30/26	EUR	200,000	200,955
			200,955
Nigeria—0.05%
Nigeria Government International Bonds
7.38% 9/28/33		546,000	466,303
7.88% 2/16/32		452,000	406,551
8.38% 3/24/29		250,000	242,775
			1,115,629
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48		430,000	435,714
			435,714
Panama—0.03%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	160,500
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds 7.50% 3/1/31		500,000	$506,547
			667,047
Paraguay—0.05%
Paraguay Government International Bonds
2.74% 1/29/33		324,000	261,792
4.95% 4/28/31		300,000	286,950
5.40% 3/30/50		245,000	207,393
5.40% 3/30/50		350,000	296,275
			1,052,410
Peru—0.02%
Peruvian Government International Bonds 2.84% 6/20/30		468,000	411,367
			411,367
Poland—0.05%
Bank Gospodarstwa Krajowego
5.38% 5/22/33		445,000	434,391
5.75% 7/9/34		300,000	298,068
Republic of Poland Government International Bonds 5.50% 4/4/53		341,000	315,049
			1,047,508
Qatar—0.04%
Qatar Government International Bonds 4.40% 4/16/50		1,022,000	865,340
			865,340
Republic of Korea—0.03%
Export-Import Bank of Korea 5.13% 1/11/33		300,000	301,313
Korea Hydro & Nuclear Power Co. Ltd. 5.00% 7/18/28		460,000	459,738
			761,051
Romania—0.03%
Romania Government International Bonds 7.13% 1/17/33		592,000	600,099
			600,099
Saudi Arabia—0.02%
Saudi Government International Bonds
4.50% 10/26/46		357,000	288,010
4.88% 7/18/33		200,000	193,755
			481,765
Serbia—0.03%
Serbia International Bonds
3.13% 5/15/27	EUR	300,000	306,034
LVIP Macquarie Diversified Income Fund-15

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Serbia (continued)
Serbia International Bonds (continued)
6.00% 6/12/34	300,000	$295,049
		601,083
South Africa—0.04%
Republic of South Africa Government International Bonds
4.85% 9/30/29	296,000	275,561
5.75% 9/30/49	722,000	541,139
		816,700
Sri Lanka—0.02%
Sri Lanka Government International Bonds
φ3.10% 1/15/30	56,145	46,179
φ3.35% 3/15/33	110,128	83,015
φ3.60% 6/15/35	74,362	53,355
φ3.60% 5/15/36	51,609	38,965
φ3.60% 2/15/38	103,261	78,354
4.00% 4/15/28	71,874	66,936
		366,804
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30	250,000	229,375
		229,375
Turkey—0.08%
Hazine Mustesarligi Varlik Kiralama AS
5.13% 6/22/26	350,000	346,437
6.50% 4/26/30	340,000	336,173
Turkiye Government International Bonds
7.63% 4/26/29	722,000	748,227
9.13% 7/13/30	240,000	265,116
		1,695,953
Ukraine—0.01%
Ukraine Government International Bonds
πφ^0.00% 2/1/30	21,848	11,973
πφ^0.00% 2/1/35	68,995	40,672
πφ^0.00% 2/1/36	57,496	33,707
πφ1.75% 2/1/34	179,987	101,693
πφ1.75% 2/1/35	139,990	76,994
πφ1.75% 2/1/36	79,994	43,217
πφ3.00% 2/1/34	81,644	33,678
		341,934
Venezuela—0.00%
‡Venezuela Government International Bonds 7.75% 10/13/19	556,000	69,361
		69,361
Total Sovereign Bonds (Cost $26,531,466)		24,702,745
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–0.08%
Africa Finance Corp. 5.55% 10/8/29		585,000	$579,150
μAfrican Development Bank 5.75% 5/7/34		720,000	692,175
Banque Ouest Africaine de Development 2.75% 1/22/33	EUR	300,000	259,173
Corp. Andina de Fomento 5.00% 1/24/29		300,000	301,044
Total Supranational Banks (Cost $1,948,432)			1,831,542
U.S. TREASURY OBLIGATIONS–17.44%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	24,227,882
3.88% 2/15/43		28,715,000	25,336,038
4.13% 8/15/44		11,915,000	10,782,715
4.25% 2/15/54		495,000	451,564
4.25% 8/15/54		1,565,000	1,429,159
4.50% 2/15/44		6,765,000	6,456,986
4.63% 5/15/44		10,425,000	10,106,593
4.63% 5/15/54		12,085,000	11,741,759
•U.S. Treasury Floating Rate Notes
4.43% 4/30/26 (USBMMY3M + 0.15%)		5,990,000	5,990,105
4.46% 7/31/26 (USBMMY3M + 0.18%)		9,440,000	9,444,848
U.S. Treasury Notes
3.50% 1/31/30		2,880,000	2,763,005
3.63% 9/30/31		73,110,000	69,473,548
3.75% 8/31/26		2,005,000	1,989,131
3.88% 8/15/34		23,585,000	22,300,520
4.00% 1/31/31		1,015,000	990,284
4.13% 10/31/29		13,720,000	13,561,996
4.25% 11/15/34		19,490,000	18,982,024
4.38% 7/15/27		22,300,000	22,357,222
4.38% 5/15/34		80,965,000	79,720,483
4.63% 4/30/31		27,790,000	28,024,855
4.63% 5/31/31		22,455,000	22,639,400
Total U.S. Treasury Obligations (Cost $414,422,633)			388,770,117

	Number of Shares
COMMON STOCK–0.07%
=†Grupo Aeromexico SAB de CV	74,288	1,425,121
=†MNEQ Holdings, Inc.	5,598	29,389
Total Common Stock (Cost $667,823)		1,454,510
PREFERRED STOCK–0.16%
=†SVB Financial Trust 11.00% 11/7/29	6,381	3,669,075
Total Preferred Stock (Cost $3,605,265)		3,669,075
LVIP Macquarie Diversified Income Fund-16

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	110,705,797	$110,705,797
Total Money Market Fund (Cost $110,705,797)		110,705,797

TOTAL INVESTMENTS–101.23% (Cost $2,389,818,651)	$2,256,177,208

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.23%)	(27,463,507)
NET ASSETS APPLICABLE TO 257,163,958 SHARES OUTSTANDING–100.00%	$2,228,713,701
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED INCOME FUND STANDARD CLASS ($349,700,010 / 40,169,600 Shares)		$8.706
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED INCOME FUND SERVICE CLASS ($1,879,013,691 / 216,994,358 Shares)		$8.659
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$2,661,488,199
Distributable earnings/(accumulated loss)		(432,774,498)
TOTAL NET ASSETS		$2,228,713,701

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ΔSecurities have been classified by country of origin.
@PIK. 100% of the income received was in the form of additional par.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
^Zero coupon security.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
LVIP Macquarie Diversified Income Fund-17

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $846,740, which represented 0.04% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
MHP Lux SA	8/25/2023	$443,423	$504,806
Ukraine Government International Bonds	8/30/2024	81,493	101,693
Ukraine Government International Bonds	8/30/2024	62,110	76,994
Ukraine Government International Bonds	8/30/2024	34,670	43,217
Ukraine Government International Bonds	8/30/2024	9,632	11,973
Ukraine Government International Bonds	8/30/2024	26,759	33,678
Ukraine Government International Bonds	8/30/2024	29,251	40,672
Ukraine Government International Bonds	8/30/2024	23,956	33,707
Total		$711,294	$846,740

★Includes $7,153,999 cash collateral held at broker for futures contracts, $562,522 cash collateral held at broker for certain open bilateral derivatives, $317,215 cash collateral held at brokers for TBAs, $206,172 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $52,867,710 payable for securities purchased, $6,207,669 payable for fund shares redeemed, $10,657 variation margin due to brokers on centrally cleared interest rate swap contracts, $69,121 other accrued expenses payable, $324,086 payable for unfunded loan commitments, $1,640,312 due to manager and affiliates, $450,975 variation margin due to broker on futures contracts,
$46,200 payable for audit fee and $88,706 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(1,074,206)	USD	1,127,673	2/7/25	$13,257	$—
TD	EUR	(6,983,238)	USD	7,381,192	2/14/25	134,396	—
Total Foreign Currency Exchange Contracts						$147,653	$—
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
742	U.S. Treasury 10 yr Ultra Notes	$82,593,875	$82,984,358	3/20/25	$—	$(390,483)
694	U.S. Treasury 5 yr Notes	73,775,453	74,091,951	3/31/25	—	(316,498)
729	U.S. Treasury Long Bonds	82,992,094	84,913,627	3/20/25	—	(1,921,533)
31	U.S. Treasury Ultra Bonds	3,686,094	3,805,525	3/20/25	—	(119,431)
Total Futures Contracts					$—	$(2,747,945)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.NA.HY.42- Quarterly[4]	13,370,000	(5.00%)	6/20/29	$(1,088,310)	$(899,910)	$—	$(188,400)

LVIP Macquarie Diversified Income Fund-18

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Brazil Government International Bonds 3.75% 09/12/2031 - Quarterly	722,000	(1.00%)	12/20/29	$35,481	$21,530	$13,951	$—
JPMC Republic of South Af- rica Government Interna- tional Bonds 5.88% 09/16/2025 - Quarterly	674,000	(1.00%)	6/20/28	7,214	28,688	—	(21,474)
					50,218	13,951	(21,474)
Protection Sold
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	(21,266)	(1,660)	—	(19,606)
					48,558	13,951	(41,080)
Total CDS Contracts					$(851,352)	$13,951	$(229,480)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
CDX.NA.HY–Credit Default Swap Index North America High Yield
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
TD–Toronto Dominion
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
LVIP Macquarie Diversified Income Fund-19

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-20

LVIP Macquarie Diversified Income Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$106,574,326
Dividends	403,635
Foreign taxes withheld	(8,424)
106,969,537
EXPENSES:
Management fees	13,023,579
Distribution fees-Service Class	5,673,972
Shareholder servicing fees	647,152
Accounting and administration expenses	368,772
Professional fees	107,303
Reports and statements to shareholders	85,502
Trustees’ fees and expenses	71,583
Pricing fees	66,342
Custodian fees	43,131
Consulting fees	19,988
Other	44,826
20,152,150
Less:
Expenses reimbursed	(2,427,755)
Total operating expenses	17,724,395
NET INVESTMENT INCOME	89,245,142
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments[1]	(36,139,026)
Foreign currencies	(84,659)
Foreign currency exchange contracts	(791,625)
Futures contracts	(633,214)
Options written	86,151
Swap contracts	(832,398)
Net realized loss	(38,394,771)
Net change in unrealized appreciation (depreciation) of:
Investments	3,805,934
Foreign currencies	(19,651)
Foreign currency exchange contracts	1,196,882
Futures contracts	(16,574,861)
Swap contracts	118,886
Net change in unrealized appreciation (depreciation)	(11,472,810)
NET REALIZED AND UNREALIZED LOSS	(49,867,581)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,377,561

[1]	Includes $1,899,705 reimbursement from sub-adviser Delaware Investments Fund Advisers. See Note 2 in the Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Diversified Income Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$89,245,142	$82,967,751
Net realized loss	(38,394,771)	(107,397,960)
Net change in unrealized appreciation (depreciation)	(11,472,810)	150,269,091
Net increase in net assets resulting from operations	39,377,561	125,838,882
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(14,789,243)	(13,158,728)
Service Class	(74,903,257)	(69,693,461)
	(89,692,500)	(82,852,189)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	64,579,956	50,734,501
Service Class	170,443,588	127,637,306
Reinvestment of dividends and distributions:
Standard Class	14,789,243	13,158,728
Service Class	74,903,257	69,693,461
	324,716,044	261,223,996
Cost of shares redeemed:
Standard Class	(56,211,670)	(44,606,964)
Service Class	(221,459,080)	(185,568,369)
	(277,670,750)	(230,175,333)
Increase in net assets derived from capital share transactions	47,045,294	31,048,663
NET INCREASE (DECREASE) IN NET ASSETS	(3,269,645)	74,035,356
NET ASSETS:
Beginning of year	2,231,983,346	2,157,947,990
End of year	$2,228,713,701	$2,231,983,346
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-21

LVIP Macquarie Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Income Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$8.917	$8.735	$10.533	$11.560	$10.710
Income (loss) from investment operations:
Net investment income[2]	0.382	0.363	0.296	0.247	0.270
Net realized and unrealized gain (loss)	(0.206)	0.185	(1.756)	(0.402)	0.890
Total from investment operations	0.176	0.548	(1.460)	(0.155)	1.160
Less dividends and distributions from:
Net investment income	(0.387)	(0.366)	(0.310)	(0.553)	(0.310)
Net realized gain	—	—	(0.020)	(0.318)	—
Return of capital	—	—	(0.008)	(0.001)	—
Total dividends and distributions	(0.387)	(0.366)	(0.338)	(0.872)	(0.310)
Net asset value, end of period	$8.706	$8.917	$8.735	$10.533	$11.560
Total return[3]	1.98% [4]	6.24%	(13.86% )	(1.30% )	11.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$349,700	$334,721	$309,107	$385,982	$386,607
Ratio of expenses to average net assets	0.54%	0.54%	0.54%	0.56%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.65%	0.63%	0.64%
Ratio of net investment income to average net assets	4.25%	4.08%	3.12%	2.26%	2.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.14%	3.97%	3.01%	2.19%	2.38%
Portfolio turnover	102%	96%	96%	280%	132%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursement by the manager and/or distributor. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.09% of the fund's total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.89%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-22

LVIP Macquarie Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Income Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$8.872	$8.693	$10.481	$11.470	$10.630
Income (loss) from investment operations:
Net investment income[2]	0.353	0.334	0.266	0.213	0.230
Net realized and unrealized gain (loss)	(0.206)	0.183	(1.746)	(0.403)	0.880
Total from investment operations	0.147	0.517	(1.480)	(0.190)	1.110
Less dividends and distributions from:
Net investment income	(0.360)	(0.338)	(0.280)	(0.480)	(0.270)
Net realized gain	—	—	(0.020)	(0.318)	—
Return of capital	—	—	(0.008)	(0.001)	—
Total dividends and distributions	(0.360)	(0.338)	(0.308)	(0.799)	(0.270)
Net asset value, end of period	$8.659	$8.872	$8.693	$10.481	$11.470
Total return[3]	1.67% [4]	5.94%	(14.12% )	(1.62% )	10.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,879,014	$1,897,262	$1,848,841	$2,413,119	$2,362,602
Ratio of expenses to average net assets	0.84%	0.84%	0.84%	0.86%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.95%	0.95%	0.93%	0.94%
Ratio of net investment income to average net assets	3.95%	3.78%	2.82%	1.96%	2.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.84%	3.67%	2.71%	1.89%	2.08%
Portfolio turnover	102%	96%	96%	280%	132%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursement by the manager and/or distributor. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.09% of the fund's total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.58%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-23

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Diversified Income Fund (formerly, LVIP Delaware Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Macquarie Diversified Income Fund-24

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Macquarie Diversified Income Fund is $266,992 and $270,356 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Macquarie Diversified Income Fund-25

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.84% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$2,542,450	$2,310,296	$2,427,755	$7,280,501
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
During the period ended December 31, 2024, the Sub-Adviser made a $1,899,705 reimbursement to the fund for a trading error that occurred during prior reporting periods. The reimbursement is included in the Net realized gain from Investments on the Statement of Operations.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$184,384
Legal	28,003
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $37,579 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$206,172
Management fees payable to LFI	1,105,655
Distribution fees payable to LFD	479,708
Shareholder servicing fees payable to Lincoln Life	54,949
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Macquarie Diversified Income Fund-26

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$634,644,801
Purchases of U.S. government securities	1,590,611,362
Sales other than U.S. government securities	630,785,932
Sales of U.S. government securities	1,612,732,602
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$2,390,992,593
Aggregate unrealized appreciation of investments and derivatives	$11,177,729
Aggregate unrealized depreciation of investments and derivatives	(146,003,172)
Net unrealized depreciation of investments and derivatives	$(134,825,443)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie Diversified Income Fund-27

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$21,169,986	$—	$21,169,986
Agency Commercial Mortgage-Backed Securities	—	3,344,732	—	3,344,732
Agency Mortgage-Backed Securities	—	609,473,568	—	609,473,568
Corporate Bonds	—	694,427,866	—	694,427,866
Loan Agreements	—	86,736,020	—	86,736,020
Non-Agency Asset-Backed Securities	—	89,664,650	—	89,664,650
Non-Agency Collateralized Mortgage Obligations	—	41,756,275	—	41,756,275
Non-Agency Commercial Mortgage-Backed Securities	—	178,470,325	—	178,470,325
Sovereign Bonds	—	24,702,745	—	24,702,745
Supranational Banks	—	1,831,542	—	1,831,542
U.S. Treasury Obligations	—	388,770,117	—	388,770,117
Common Stock	—	—	1,454,510	1,454,510
Preferred Stock	—	—	3,669,075	3,669,075
Money Market Fund	110,705,797	—	—	110,705,797
Total Investments	$110,705,797	$2,140,347,826	$5,123,585	$2,256,177,208
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$147,653	$—	$147,653
Swap Contract	$—	$13,951	$—	$13,951
Liabilities:
Futures Contracts	$(2,747,945)	$—	$—	$(2,747,945)
Swap Contracts	$—	$(229,480)	$—	$(229,480)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$1,454,510	Indicative Market Quote	Broker Quote	$5.25 - $400.00 ($392.02)
Preferred Stock	$3,669,075	Indicative Market Quote	Broker Quote	$575.00 (N/A)
Total	$5,123,585
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$1,093,693	$—	$—	$(594,305)	$—	$—	$—	$47,857	$907,265	$1,454,510	$907,265
Preferred Stock	—	—	3,605,265	—	—	—	—	—	63,810	3,669,075	63,810
Total	$1,093,693	$—	$3,605,265	$(594,305)	$—	— $	$—	$47,857	$971,075	$5,123,585	$971,075
LVIP Macquarie Diversified Income Fund-28

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives, mark-to-market adjustments on passive foreign investment companies (PFICs), regulated investment companies (RICS), and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$89,692,500	$82,852,189
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,365,938
Capital loss carryforward	(300,947,688)
Other temporary differences	(367,305)
Net unrealized depreciation	(134,825,443)
Distributable earnings/(accumulated loss)	$(432,774,498)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$60,562,870	$240,384,818	$300,947,688
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	7,177,031	5,710,428
Service Class	19,202,707	14,435,199
Shares reinvested:
Standard Class	1,701,190	1,469,756
Service Class	8,661,718	7,823,693
	36,742,646	29,439,076
Shares redeemed:
Standard Class	(6,245,268)	(5,029,292)
Service Class	(24,729,483)	(21,077,932)
	(30,974,751)	(26,107,224)
Net increase	5,767,895	3,331,852
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Macquarie Diversified Income Fund-29

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option,
LVIP Macquarie Diversified Income Fund-30

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.   No options contracts were outstanding at December 31, 2024.
During the year ended December 31, 2024, the Fund used options contracts to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Statement of Net Assets, at December 31, 2024, the notional value of the protection sold was USD 3,900,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At December 31, 2024, net unrealized depreciation of the protection sold was $19,606.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Macquarie Diversified Income Fund-31

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$147,653	Liabilities net of receivables and other assets	$—
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(2,747,945)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	13,951	Liabilities net of receivables and other assets	(229,480)
Total		$161,604		$(2,977,425)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(791,625)	$1,196,882
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(633,214)	(16,574,861)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	86,151	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(832,398)	118,886
Total		$(2,171,086)	$(15,259,093)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$15,058,544	$27,391,371
Futures contracts (average notional value)	315,856,969	35,039,933
Options contracts (average value)	—	2,517
CDS contracts (average notional value)*	874,692	21,545,000

*Long represents buying protection and short represents selling protection.
At December 31, 2024, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
JPMorgan Chase Bank	$562,522
Total	$562,522
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP Macquarie Diversified Income Fund-32

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$27,208	$(41,080)	$(13,872)
Toronto Dominion Bank	134,396	—	134,396
Total	$161,604	$(41,080)	$120,524

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	$(13,872)	$—	$—	$—	$13,872	$—
Toronto Dominion Bank	134,396	—	—	—	—	134,396
Total	$120,524	$—	$—	$—	$13,872	$134,396

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
LVIP Macquarie Diversified Income Fund-33

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
On December 11-12, 2024, the Fund's Board approved a proposal to change the Fund's name and sub-adviser. On or about May 1, 2025, the Fund's name will change to LVIP Fidelity Institutional AM®  Total Bond Fund and FIAM LLC, will replace Delaware Investments Fund Advisers (DIFA) (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust as sub-adviser to the Fund. Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Diversified Income Fund-34

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Diversified Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Diversified Income Fund (formerly LVIP Delaware Diversified Income Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the periods in the two-year period ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Diversified Income Fund–35

LVIP Macquarie High Yield Fund
(formerly, LVIP Delaware High Yield Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie High Yield Fund

LVIP Macquarie High Yield Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–85.89%
Advertising–1.17%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	450,000	$427,160
CMG Media Corp. 8.88% 6/18/29	920,000	690,212
Stagwell Global LLC 5.63% 8/15/29	865,000	823,561
		1,940,933
Aerospace & Defense–2.45%
Bombardier, Inc.
7.00% 6/1/32	65,000	66,122
7.25% 7/1/31	395,000	407,354
8.75% 11/15/30	695,000	747,079
Goat Holdco LLC 6.75% 2/1/32	815,000	807,038
TransDigm, Inc.
6.63% 3/1/32	675,000	681,092
6.88% 12/15/30	1,320,000	1,339,635
		4,048,320
Airlines–0.50%
Air Canada 3.88% 8/15/26	855,000	830,727
		830,727
Apparel–0.36%
S&S Holdings LLC 8.38% 10/1/31	590,000	594,172
		594,172
Auto Manufacturers–0.67%
Allison Transmission, Inc. 5.88% 6/1/29	1,115,000	1,107,670
		1,107,670
Auto Parts & Equipment–2.84%
Clarios Global LP/Clarios U.S. Finance Co. 8.50% 5/15/27	565,000	565,859
Dana, Inc. 4.50% 2/15/32	615,000	564,066
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	1,235,000	1,252,951
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	743,407
Phinia, Inc. 6.63% 10/15/32	810,000	805,615
ZF North America Capital, Inc. 6.75% 4/23/30	795,000	764,738
		4,696,636
Banks–2.72%
μBanco Santander SA 8.00% 2/1/34	1,200,000	1,242,242
μBank of Montreal 7.70% 5/26/84	585,000	606,941
μBarclays PLC 9.63% 12/15/29	1,110,000	1,221,412
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μDeutsche Bank AG 6.00% 10/30/25	1,250,000	$1,224,456
μUBS Group AG 6.85% 9/10/29	200,000	197,815
		4,492,866
Building Materials–1.25%
CP Atlas Buyer, Inc. 7.00% 12/1/28	940,000	826,706
Standard Building Solutions, Inc. 6.50% 8/15/32	835,000	836,337
Standard Industries, Inc. 3.38% 1/15/31	475,000	407,270
		2,070,313
Chemicals–1.44%
Cerdia Finanz GmbH 9.38% 10/3/31	845,000	879,366
NOVA Chemicals Corp.
7.00% 12/1/31	191,000	190,088
8.50% 11/15/28	185,000	195,963
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	203,148
9.75% 11/15/28	775,000	822,288
Vibrantz Technologies, Inc. 9.00% 2/15/30	101,000	92,726
		2,383,579
Commercial Services–4.16%
ADT Security Corp. 4.13% 8/1/29	970,000	891,844
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 7/15/27	120,000	117,279
5.75% 7/15/27	110,000	107,902
Block, Inc. 6.50% 5/15/32	615,000	620,937
Cimpress PLC 7.38% 9/15/32	585,000	581,167
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	539,697
Raven Acquisition Holdings LLC 6.88% 11/15/31	755,000	747,426
United Rentals North America, Inc. 3.88% 2/15/31	2,755,000	2,461,155
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	809,374
		6,876,781
Computers–0.91%
Amentum Holdings, Inc. 7.25% 8/1/32	1,070,000	1,078,098
LVIP Macquarie High Yield Fund-1

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Seagate HDD Cayman 5.75% 12/1/34	450,000	$431,754
		1,509,852
Distribution/Wholesale–0.43%
Resideo Funding, Inc. 6.50% 7/15/32	705,000	705,879
		705,879
Diversified Financial Services–2.99%
μAir Lease Corp. 4.65% 6/15/26	905,000	875,385
Azorra Finance Ltd. 7.75% 4/15/30	860,000	854,898
Focus Financial Partners LLC 6.75% 9/15/31	810,000	806,781
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 8/15/28	440,000	412,737
6.63% 10/15/31	800,000	798,733
OneMain Finance Corp. 6.63% 5/15/29	581,000	588,233
UWM Holdings LLC 6.63% 2/1/30	615,000	611,201
		4,947,968
Electric–3.86%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	568,000	566,493
Calpine Corp.
4.63% 2/1/29	320,000	302,065
5.13% 3/15/28	565,000	547,935
Lightning Power LLC 7.25% 8/15/32	1,010,000	1,038,414
NRG Energy, Inc. 6.25% 11/1/34	840,000	823,910
μVistra Corp.
7.00% 12/15/26	1,645,000	1,654,381
8.00% 10/15/26	760,000	775,628
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	672,502
		6,381,328
Electronics–0.57%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	945,177
		945,177
Engineering & Construction–0.49%
Arcosa, Inc. 6.88% 8/15/32	805,000	817,956
		817,956
Entertainment–3.37%
Caesars Entertainment, Inc.
6.00% 10/15/32	845,000	814,722
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Caesars Entertainment, Inc. (continued)
6.50% 2/15/32	390,000	$391,761
7.00% 2/15/30	560,000	570,388
Light & Wonder International, Inc. 7.25% 11/15/29	790,000	805,908
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	1,650,000	1,578,940
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63% 5/1/32	1,395,000	1,413,853
		5,575,572
Environmental Control–0.59%
GFL Environmental, Inc. 6.75% 1/15/31	945,000	970,379
		970,379
Food–1.14%
Fiesta Purchaser, Inc.
7.88% 3/1/31	398,000	415,410
9.63% 9/15/32	590,000	618,074
Post Holdings, Inc. 6.38% 3/1/33	865,000	846,716
		1,880,200
Forest Products & Paper–0.35%
Magnera Corp. 7.25% 11/15/31	585,000	571,106
		571,106
Health Care Products–1.28%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	809,070
Medline Borrower LP
3.88% 4/1/29	795,000	736,160
5.25% 10/1/29	600,000	579,038
		2,124,268
Health Care Services–2.39%
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	741,038
6.13% 4/1/30	200,000	137,242
6.88% 4/15/29	200,000	151,069
DaVita, Inc.
3.75% 2/15/31	490,000	423,977
4.63% 6/1/30	480,000	441,276
LifePoint Health, Inc. 4.38% 2/15/27	615,000	589,223
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	841,578
LVIP Macquarie High Yield Fund-2

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp. 6.13% 10/1/28	625,000	$623,841
		3,949,244
Insurance–3.78%
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	973,162
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	533,505
8.13% 2/15/32	480,000	490,216
HUB International Ltd.
5.63% 12/1/29	860,000	834,159
7.38% 1/31/32	780,000	792,209
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	1,140,000	1,199,054
Panther Escrow Issuer LLC 7.13% 6/1/31	805,000	813,045
USI, Inc. 7.50% 1/15/32	590,000	610,182
		6,245,532
Internet–0.26%
Arches Buyer, Inc. 6.13% 12/1/28	490,000	437,455
		437,455
Iron & Steel–0.67%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,109,785
		1,109,785
Leisure Time–2.24%
Carnival Corp.
5.75% 3/1/27	765,000	763,312
6.00% 5/1/29	895,000	892,883
Life Time, Inc. 6.00% 11/15/31	835,000	826,655
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,239,000	1,229,744
		3,712,594
Lodging–0.50%
Boyd Gaming Corp. 4.75% 6/15/31	895,000	828,035
		828,035
Machinery Construction & Mining–0.98%
Manitowoc Co., Inc. 9.25% 10/1/31	815,000	835,394
Terex Corp. 6.25% 10/15/32	795,000	779,096
		1,614,490
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.76%
Esab Corp. 6.25% 4/15/29	1,240,000	$1,255,425
		1,255,425
Media–7.36%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	800,668
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	1,090,579
4.50% 5/1/32	230,000	197,837
5.38% 6/1/29	765,000	730,905
6.38% 9/1/29	830,000	822,905
CSC Holdings LLC
4.50% 11/15/31	625,000	450,020
5.00% 11/15/31	655,000	341,001
Cumulus Media New Holdings, Inc. 8.00% 7/1/29	811,000	300,358
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	450,000	438,434
Gray Television, Inc. 5.38% 11/15/31	2,180,000	1,162,296
McGraw-Hill Education, Inc. 7.38% 9/1/31	989,000	1,012,117
Midcontinent Communications 8.00% 8/15/32	790,000	811,432
Nexstar Media, Inc. 4.75% 11/1/28	1,045,000	974,338
Sirius XM Radio LLC
4.00% 7/15/28	920,000	847,648
4.13% 7/1/30	955,000	833,474
Univision Communications, Inc. 7.38% 6/30/30	865,000	827,503
VZ Secured Financing BV 5.00% 1/15/32	595,000	526,252
		12,167,767
Mining–3.17%
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,179,668
Constellium SE 6.38% 8/15/32	1,250,000	1,209,863
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	685,000	673,209
6.13% 4/15/32	310,000	306,214
Novelis Corp.
3.88% 8/15/31	195,000	167,894
4.75% 1/30/30	1,850,000	1,707,599
		5,244,447
LVIP Macquarie High Yield Fund-3

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment–0.14%
Zebra Technologies Corp. 6.50% 6/1/32	235,000	$238,385
		238,385
Oil & Gas–7.07%
Civitas Resources, Inc. 8.63% 11/1/30	765,000	801,143
Expand Energy Corp. 5.38% 3/15/30	1,315,000	1,285,855
Gulfport Energy Operating Corp. 6.75% 9/1/29	840,000	845,856
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,014,984
6.00% 2/1/31	469,000	433,730
6.25% 4/15/32	553,000	508,775
Matador Resources Co. 6.25% 4/15/33	590,000	571,782
Murphy Oil Corp. 6.00% 10/1/32	322,000	309,379
Nabors Industries, Inc.
8.88% 8/15/31	335,000	311,076
9.13% 1/31/30	970,000	986,454
Noble Finance II LLC 8.00% 4/15/30	625,000	631,229
SM Energy Co.
6.75% 8/1/29	290,000	287,061
7.00% 8/1/32	367,000	361,845
Sunoco LP 7.25% 5/1/32	460,000	475,171
Transocean, Inc.
8.00% 2/1/27	948,000	946,211
8.50% 5/15/31	775,000	759,792
Vital Energy, Inc. 7.88% 4/15/32	1,210,000	1,164,257
		11,694,600
Oil & Gas Services–2.02%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63% 9/1/32	820,000	818,980
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27	1,035,000	1,038,378
7.13% 3/15/29	320,000	325,647
Weatherford International Ltd. 8.63% 4/30/30	1,125,000	1,161,383
		3,344,388
Packaging & Containers–1.79%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25% 9/1/28	460,000	411,551
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (continued)
4.00% 9/1/29	485,000	$416,612
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	155,000	156,027
8.75% 4/15/30	500,000	505,434
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	560,000	571,318
9.25% 4/15/27	395,000	399,622
Sealed Air Corp. 6.50% 7/15/32	300,000	300,460
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	206,160
		2,967,184
Pharmaceuticals–1.36%
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	846,916
Grifols SA 4.75% 10/15/28	610,000	560,547
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31	945,000	849,375
		2,256,838
Pipelines–3.82%
EQM Midstream Partners LP 4.75% 1/15/31	1,732,000	1,628,824
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	405,000	405,484
7.88% 5/15/32	195,000	190,970
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	796,049
NuStar Logistics LP
6.00% 6/1/26	642,000	642,859
6.38% 10/1/30	586,000	587,590
Venture Global LNG, Inc.
7.00% 1/15/30	835,000	847,508
8.38% 6/1/31	1,165,000	1,215,009
		6,314,293
Real Estate Investment Trusts–0.16%
Starwood Property Trust, Inc. 6.50% 7/1/30	261,000	261,327
		261,327
Retail–4.67%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	204,748
4.75% 3/1/30	660,000	617,262
LVIP Macquarie High Yield Fund-4

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	$603,697
6.95% 3/1/33	431,000	435,115
@Carvana Co.
13.00% 6/1/30	308,850	339,103
14.00% 6/1/31	288,900	346,380
Murphy Oil USA, Inc. 3.75% 2/15/31	1,805,000	1,590,923
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,205,000	1,164,826
Victra Holdings LLC/Victra Finance Corp. 8.75% 9/15/29	1,005,000	1,050,747
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,365,710
		7,718,511
Semiconductors–0.50%
Entegris, Inc.
4.75% 4/15/29	437,000	418,431
5.95% 6/15/30	410,000	406,654
		825,085
Software–2.18%
AthenaHealth Group, Inc. 6.50% 2/15/30	420,000	399,145
Cloud Software Group, Inc. 6.50% 3/31/29	2,170,000	2,129,948
UKG, Inc. 6.88% 2/1/31	1,060,000	1,075,405
		3,604,498
Telecommunications–5.02%
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	875,000	796,954
Consolidated Communications, Inc.
5.00% 10/1/28	365,000	339,580
6.50% 10/1/28	1,510,000	1,452,799
Frontier Communications Holdings LLC
5.88% 11/1/29	435,000	432,585
6.00% 1/15/30	1,795,000	1,790,992
6.75% 5/1/29	515,000	517,583
Iliad Holding SASU 8.50% 4/15/31	1,210,000	1,286,429
Sable International Finance Ltd. 7.13% 10/15/32	845,000	827,965
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	859,678
		8,304,565
Transportation–1.00%
Genesee & Wyoming, Inc. 6.25% 4/15/32	1,645,000	1,654,918
		1,654,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.51%
Fortress Transportation & Infrastructure Investors LLC 7.00% 6/15/32	820,000	$836,162
		836,162
Total Corporate Bonds (Cost $144,278,674)		142,057,210
LOAN AGREEMENTS–7.38%
•Applied Systems, Inc. 9.85% (SOFR CME03M + 5.25%) 2/23/32	763,000	783,982
•Banff Merger Sub, Inc. 10.34% (SOFR CME03M + 5.75%) 7/30/32	495,283	487,443
•Bausch & Lomb Corp. 7.94% (SOFR CME01M + 3.25%) 5/10/27	782,955	785,194
•CD&R Hydra Buyer, Inc. 8.67% (SOFR CME01M + 4.00%) 3/25/31	818,813	820,450
Clover Holdings 2 LLC 7.75% 12/9/31	920,000	920,000
Cotiviti, Inc. 7.63% 5/1/31	806,000	810,538
•Dynacast International LLC
9.36% (SOFR CME03M + 4.75%) 7/22/25	1,152,067	1,129,026
10.04% (SOFR CME03M + 5.75%) 5/30/30	364,000	355,810
•Heartland Dental LLC 9.02% (SOFR CME03M + 4.50%) 4/28/28	1,238,775	1,239,679
•Hexion Holdings Corp. 12.11% (SOFR CME01M + 7.44%) 3/15/30	360,000	339,750
•Hunter Douglas Inc. 8.02% (SOFR CME03M + 3.50%) 2/26/29	419,495	418,447
•INEOS Quattro Holdings U.K. Ltd. 8.82% (SOFR CME01M + 4.25%) 10/1/31	400,000	403,500
•Instructure Holdings, Inc. 9.52% (SOFR CME03M + 5.00%) 11/12/32	296,000	300,070
•LSF12 Crown U.S. Commercial Bidco Term loan B 8.80% (SOFR CME01M + 4.25%) 12/2/31	456,000	454,007
•PMHC II, Inc. 9.06% (SOFR CME03M + 4.25%) 4/23/29	56,442	55,549
•SPX Flow, Inc. 8.07% (SOFR CME01M + 3.50%) 4/5/29	530,000	533,922
•Staples, Inc. 10.69% (SOFR CME03M + 5.75%) 9/4/29	852,862	813,554
LVIP Macquarie High Yield Fund-5

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Univision Communications, Inc. 8.85% (SOFR CME03M + 4.25%) 6/24/29	70,547	$70,768
USALCO LLC
✠0.00% 9/30/31	35,962	36,186
•8.57% (SOFR CME01M + 4.00%) 9/30/31	349,038	351,220
•Vantage Specialty Chemicals, Inc. 9.35% (SOFR CME01M + 4.75%) 10/26/26	1,121,095	1,104,278
Total Loan Agreements (Cost $12,111,869)		12,213,373
NON-AGENCY ASSET-BACKED SECURITIES–1.91%
•AIMCO CLO 19 Ltd. Series 2024-19A E 9.56% (TSFR03M + 5.00%) 10/20/37	150,000	149,938
•Barings CLO Ltd.
Series 2018-2A ER 12.14% (TSFR03M + 6.90%) 7/15/36	150,000	154,298
Series 2024-2A E 11.20% (TSFR03M + 5.90%) 7/15/39	150,000	153,203
•Bear Mountain Park CLO Ltd. Series 2022-1A ER 10.61% (TSFR03M + 5.95%) 7/15/37	150,000	153,192
•Benefit Street Partners CLO XII-B Ltd. Series 2017-12BRA E 11.49% (TSFR03M + 6.25%) 10/15/37	150,000	154,395
•Carlyle U.S. CLO Ltd. Series 2024-5A E 10.20% (TSFR03M + 5.65%) 10/25/36	250,000	255,636
•Empower CLO Ltd. Series 2022-1A ER 10.52% (TSFR03M + 5.90%) 10/20/37	150,000	150,400
•Golub Capital Partners CLO 76 B Ltd. Series 2024-76A E 10.49% (TSFR03M + 5.75%) 10/25/37	300,000	304,425
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Park Funding XXX Ltd. Series 2018-30A ER 11.05% (TSFR03M + 6.40%) 7/16/37	150,000	$153,284
•Oaktree CLO Ltd. Series 2019-3A ER2 11.31% (TSFR03M + 6.75%) 1/20/38	200,000	203,997
•OFSI BSL XIV CLO Ltd. Series 2024-14A E 12.93% (TSFR03M + 7.74%) 7/20/37	300,000	303,900
•OHA Credit Funding 11 Ltd. Series 2022-11A ER 10.02% (TSFR03M + 5.40%) 7/19/37	150,000	153,327
•OHA Credit Funding 9 Ltd. Series 2021-9A ER 10.12% (TSFR03M + 5.50%) 10/19/37	150,000	153,854
•Storm King Park CLO Ltd. Series 2022-1A ER 10.81% (TSFR03M + 6.15%) 10/15/37	200,000	203,826
•TCW CLO Ltd. Series 2024-2A E 12.12% (TSFR03M + 7.25%) 7/17/37	250,000	253,400
•Wellfleet CLO Ltd. Series 2022-1A ER 12.41% (TSFR03M + 7.75%) 7/15/37	250,000	252,154
Total Non-Agency Asset-Backed Securities (Cost $3,082,964)		3,153,229

	Number of Shares
MONEY MARKET FUND–2.95%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	4,881,561	4,881,561
Total Money Market Fund (Cost $4,881,561)		4,881,561

TOTAL INVESTMENTS–98.13% (Cost $164,355,068)	162,305,373

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.87%	3,089,695
NET ASSETS APPLICABLE TO 39,170,508 SHARES OUTSTANDING–100.00%	$165,395,068
NET ASSET VALUE PER SHARE–LVIP MACQUARIE HIGH YIELD FUND STANDARD CLASS ($72,733,854 / 17,227,300 Shares)	$4.222
NET ASSET VALUE PER SHARE–LVIP MACQUARIE HIGH YIELD FUND SERVICE CLASS ($92,661,214 / 21,943,208 Shares)	$4.223
LVIP Macquarie High Yield Fund-6

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$215,382,958
Distributable earnings/(accumulated loss)	(49,987,890)
TOTAL NET ASSETS	$165,395,068

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

★Includes $7,218 expense reimbursement receivable from Lincoln Financial Investments Corporation, $356,720 payable for securities purchased, $357,470 payable for fund shares redeemed, $18,050 other accrued expenses payable, $35,962 payable for unfunded loan commitments, $119,413 due to manager and affiliates, $29,400 payable for audit fee and $18,990 payable for fund accounting fee as of
December 31, 2024.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-7

LVIP Macquarie High Yield Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$11,713,059
EXPENSES:
Management fees	1,074,690
Distribution fees-Service Class	279,943
Accounting and administration expenses	49,376
Professional fees	48,646
Shareholder servicing fees	47,948
Pricing fees	20,802
Reports and statements to shareholders	12,941
Custodian fees	8,437
Trustees’ fees and expenses	5,264
Consulting fees	4,494
Other	8,961
1,561,502
Less:
Expenses reimbursed	(58,066)
Total operating expenses	1,503,436
NET INVESTMENT INCOME	10,209,623
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(4,443,719)
Net change in unrealized appreciation (depreciation) of investments	4,649,977
NET REALIZED AND UNREALIZED GAIN	206,258
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,415,881
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie High Yield Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,209,623	$10,016,315
Net realized loss	(4,443,719)	(5,867,248)
Net change in unrealized appreciation (depreciation)	4,649,977	14,278,347
Net increase in net assets resulting from operations	10,415,881	18,427,414
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(4,642,903)	(4,565,003)
Service Class	(5,662,671)	(5,712,860)
Return of capital:
Standard Class	—	(27,526)
Service Class	—	(36,677)
	(10,305,574)	(10,342,066)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,778,277	9,221,842
Service Class	15,182,450	13,731,820
Reinvestment of dividends and distributions:
Standard Class	4,642,903	4,592,529
Service Class	5,662,671	5,749,537
	39,266,301	33,295,728
Cost of shares redeemed:
Standard Class	(16,433,282)	(12,137,939)
Service Class	(20,985,826)	(18,328,858)
	(37,419,108)	(30,466,797)
Increase in net assets derived from capital share transactions	1,847,193	2,828,931
NET INCREASE IN NET ASSETS	1,957,500	10,914,279
NET ASSETS:
Beginning of year	163,437,568	152,523,289
End of year	$165,395,068	$163,437,568
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-8

LVIP Macquarie High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie High Yield Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$4.228	$4.013	$4.845	$5.100	$5.080
Income (loss) from investment operations:
Net investment income[2]	0.276	0.276	0.242	0.225	0.240
Net realized and unrealized gain (loss)	0.005	0.232	(0.795)	0.016	0.080
Total from investment operations	0.281	0.508	(0.553)	0.241	0.320
Less dividends and distributions from:
Net investment income	(0.287)	(0.292)	(0.278)	(0.496)	(0.300)
Return of capital	—	(0.001)	(0.001)[3]	— [3]	—
Total dividends and distributions	(0.287)	(0.293)	(0.279)	(0.496)	(0.300)
Net asset value, end of period	$4.222	$4.228	$4.013	$4.845	$5.100
Total return[4]	6.66%	12.67%	(11.41% )	4.92%	7.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,734	$70,718	$65,564	$80,790	$76,743
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.76%	0.77%	0.76%	0.78%
Ratio of net investment income to average net assets	6.34%	6.58%	5.47%	4.57%	5.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.30%	6.56%	5.44%	4.55%	5.04%
Portfolio turnover	57%	37%	36%	93%	124%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-9

LVIP Macquarie High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie High Yield Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$4.229	$4.014	$4.845	$5.080	$5.060
Income (loss) from investment operations:
Net investment income[2]	0.263	0.263	0.229	0.216	0.230
Net realized and unrealized gain (loss)	0.004	0.233	(0.795)	0.009	0.070
Total from investment operations	0.267	0.496	(0.566)	0.225	0.300
Less dividends and distributions from:
Net investment income	(0.273)	(0.279)	(0.264)	(0.460)	(0.280)
Return of capital	—	(0.002)	(0.001)[3]	— [3]	—
Total dividends and distributions	(0.273)	(0.281)	(0.265)	(0.460)	(0.280)
Net asset value, end of period	$4.223	$4.229	$4.014	$4.845	$5.080
Total return[4]	6.34%	12.34%	(11.66% )	4.59%	6.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,661	$92,720	$86,959	$113,599	$119,487
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.06%	1.07%	1.06%	1.08%
Ratio of net investment income to average net assets	6.04%	6.28%	5.17%	4.28%	4.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.00%	6.26%	5.14%	4.26%	4.74%
Portfolio turnover	57%	37%	36%	93%	124%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-10

LVIP Macquarie High Yield Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie High Yield Fund (formerly, LVIP Delaware High Yield Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Macquarie High Yield Fund-11

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.74% of the average daily net assets for the Standard Class and 1.04% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$43,325	$27,637	$58,066	$129,028
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$13,640
Legal	2,071
LVIP Macquarie High Yield Fund-12

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,809 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$7,218
Management fees payable to LFI	91,617
Distribution fees payable to LFD	23,709
Shareholder servicing fees payable to Lincoln Life	4,087
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$92,440,194
Sales	90,605,516
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$164,610,675
Aggregate unrealized appreciation of investments	$2,562,201
Aggregate unrealized depreciation of investments	(4,867,500)
Net unrealized depreciation of investments	$(2,305,299)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie High Yield Fund-13

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$142,057,210	$—	$142,057,210
Loan Agreements	—	12,213,373	—	12,213,373
Non-Agency Asset-Backed Securities	—	3,153,229	—	3,153,229
Money Market Fund	4,881,561	—	—	4,881,561
Total Investments	$4,881,561	$157,423,812	$—	$162,305,373
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$10,305,574	$10,277,863
Return of capital	—	64,203
Total	$10,305,574	$10,342,066
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$209,102
Capital loss carryforward	(47,891,693)
Net unrealized appreciation	(2,305,299)
Distributable earnings/(accumulated loss)	$(49,987,890)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$12,439,147	$35,452,546	$47,891,693
LVIP Macquarie High Yield Fund-14

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	3,155,539	2,192,065
Service Class	3,498,930	3,266,758
Shares reinvested:
Standard Class	1,103,089	1,085,704
Service Class	1,344,733	1,358,908
	9,102,291	7,903,435
Shares redeemed:
Standard Class	(3,757,271)	(2,889,024)
Service Class	(4,827,241)	(4,362,110)
	(8,584,512)	(7,251,134)
Net increase	517,779	652,301
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Macquarie High Yield Fund-15

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie High Yield Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie High Yield Fund (formerly LVIP Delaware High Yield Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the periods in the two-year period ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie High Yield Fund–17

LVIP Macquarie Limited-Term Diversified Income Fund
(formerly, LVIP Delaware Limited-Term Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Limited-Term Diversified Income Fund

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.27%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.07% (SOFR30A + 1.50%) 10/25/43	1,992,546	$2,001,581
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41	5,480	5,543
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	8,340,827	7,633,994
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 5.73% (SOFR30A + 1.16%) 12/25/29	31,026	31,060
Series 2023-HQA3 A1 6.42% (SOFR30A + 1.85%) 11/25/43	2,348,415	2,375,514
Series 2024-DNA3 M1 5.57% (SOFR30A + 1.00%) 10/25/44	2,235,271	2,236,395
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	439	438
Series T-58 2A 6.50% 9/25/43	6,133	6,325
Total Agency Collateralized Mortgage Obligations (Cost $14,989,963)		14,290,850
AGENCY MORTGAGE-BACKED SECURITIES–5.23%
Fannie Mae S.F. 15 yr 2.50% 8/1/36	2,532,006	2,304,629
Fannie Mae S.F. 30 yr
3.50% 6/1/52	6,133,822	5,495,690
4.50% 7/1/40	176,042	170,936
4.50% 8/1/41	411,358	398,801
4.50% 2/1/46	3,275,194	3,164,198
4.50% 5/1/46	317,313	307,641
4.50% 11/1/47	3,253,653	3,117,046
4.50% 4/1/48	1,847,500	1,799,160
4.50% 1/1/50	826,652	800,908
5.00% 7/1/47	349,826	348,581
5.00% 8/1/48	2,653,092	2,613,592
5.00% 7/1/49	6,166,428	6,065,723
5.50% 5/1/44	6,495,423	6,570,716
6.00% 1/1/42	705,691	731,597
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/55	12,470,000	12,304,754
6.00% 1/1/55	11,220,000	11,271,717
Freddie Mac S.F. 30 yr 5.50% 9/1/41	1,191,779	1,201,909
Total Agency Mortgage-Backed Securities (Cost $60,683,031)		58,667,598
CORPORATE BONDS–25.13%
Aerospace & Defense–0.66%
Boeing Co. 2.20% 2/4/26	2,075,000	2,012,316
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
RTX Corp. 5.75% 11/8/26	5,355,000	$5,450,380
		7,462,696
Agriculture–0.30%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	3,348,462
		3,348,462
Airlines–0.04%
United Airlines, Inc. 4.38% 4/15/26	465,000	457,215
		457,215
Auto Manufacturers–0.90%
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,240,849
3.38% 11/13/25	3,070,000	3,021,855
5.80% 3/8/29	1,450,000	1,450,514
6.80% 5/12/28	1,890,000	1,953,041
6.80% 11/7/28	735,000	761,588
6.95% 6/10/26	645,000	659,591
Hyundai Capital America 5.28% 6/24/27	1,055,000	1,063,144
		10,150,582
Banks–7.65%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	3,011,882
μBank of America Corp. 5.82% 9/15/29	2,670,000	2,735,926
Bank of Montreal
1.85% 5/1/25	1,785,000	1,768,351
μ7.70% 5/26/84	2,115,000	2,194,323
μBank of New York Mellon Corp. 5.80% 10/25/28	2,167,000	2,224,585
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,406,292
BPCE SA 5.13% 1/18/28	1,065,000	1,065,684
Citibank NA
5.44% 4/30/26	1,315,000	1,326,802
5.49% 12/4/26	1,160,000	1,177,357
μCitigroup, Inc. 6.75% 2/15/30	2,000,000	1,983,734
μCredit Agricole SA 1.91% 6/16/26	1,895,000	1,867,311
μDeutsche Bank AG
6.72% 1/18/29	708,000	735,139
6.82% 11/20/29	1,440,000	1,506,853
JPMorgan Chase & Co.
μ5.01% 1/23/30	1,690,000	1,688,464
•5.49% (SOFR + 0.89%) 4/22/27	3,675,000	3,690,404
μ5.57% 4/22/28	1,890,000	1,922,102
•KeyCorp 5.72% (SOFRINDX + 1.25%) 5/23/25	2,725,000	2,727,432
LVIP Macquarie Limited-Term Diversified Income Fund-1

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μLloyds Banking Group PLC 5.72% 6/5/30	1,210,000	$1,230,248
μMorgan Stanley
6.14% 10/16/26	12,400,000	12,524,971
6.30% 10/18/28	1,854,000	1,922,186
6.41% 11/1/29	694,000	724,898
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	2,012,640
PNC Bank NA 3.88% 4/10/25	4,955,000	4,939,326
μPNC Financial Services Group, Inc. 5.30% 1/21/28	2,240,000	2,259,208
Popular, Inc. 7.25% 3/13/28	795,000	818,767
State Street Corp. 4.99% 3/18/27	2,080,000	2,097,312
μTruist Bank 4.63% 9/17/29	9,026,000	8,800,405
μU.S. Bancorp
4.65% 2/1/29	223,000	220,741
5.38% 1/23/30	650,000	655,369
5.73% 10/21/26	243,000	244,634
6.79% 10/26/27	1,000,000	1,033,832
μUBS Group AG 6.85% 9/10/29	1,085,000	1,073,148
μWells Fargo & Co. 3.91% 4/25/26	8,225,000	8,199,839
Wells Fargo Bank NA 5.25% 12/11/26	1,990,000	2,014,047
		85,804,212
Beverages–0.25%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	2,735,000	2,773,099
		2,773,099
Biotechnology–0.93%
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	10,425,245
		10,425,245
Commercial Services–0.25%
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,845,000	1,725,577
5.75% 4/15/26	1,130,000	1,129,367
		2,854,944
Computers–0.33%
Accenture Capital, Inc. 4.05% 10/4/29	3,830,000	3,717,493
		3,717,493
Diversified Financial Services–1.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,213,008
5.10% 1/19/29	5,820,000	5,812,257
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp. 2.88% 1/15/26	755,000	$738,967
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,563,111
3.50% 11/1/27	2,410,000	2,304,139
5.38% 7/15/29	1,825,000	1,825,890
Avolon Holdings Funding Ltd. 4.95% 1/15/28	1,390,000	1,377,375
Castlelake Aviation Finance DAC 5.00% 4/15/27	171,000	171,853
Jefferies Financial Group, Inc. 5.88% 7/21/28	560,000	572,636
		17,579,236
Electric–3.96%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,666,172
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,616,672
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,296,315
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,947,066
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,481,485
National Rural Utilities Cooperative Finance Corp.
1.88% 2/7/25	7,575,000	7,552,165
4.45% 3/13/26	2,045,000	2,040,565
4.80% 3/15/28	1,570,000	1,572,741
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	735,000	739,481
Pacific Gas & Electric Co. 5.55% 5/15/29	1,105,000	1,123,020
PacifiCorp 5.10% 2/15/29	470,000	473,357
Sempra 3.30% 4/1/25	4,220,000	4,202,701
Southern Co. 4.85% 6/15/28	4,825,000	4,832,553
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	9,368,199	9,404,262
Vistra Operations Co. LLC 5.13% 5/13/25	440,000	439,510
		44,388,065
Health Care Services–0.06%
Elevance Health, Inc. 5.15% 6/15/29	685,000	688,741
		688,741
Insurance–1.45%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,575,724
Arthur J Gallagher & Co. 4.85% 12/15/29	5,955,000	5,927,679
Met Tower Global Funding 3.70% 6/13/25	6,120,000	6,094,946
LVIP Macquarie Limited-Term Diversified Income Fund-2

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
New York Life Global Funding 5.45% 9/18/26	2,580,000	$2,618,577
		16,216,926
Internet–0.41%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,425,577
Meta Platforms, Inc. 4.30% 8/15/29	1,170,000	1,155,314
		4,580,891
Investment Company–0.11%
Blackstone Private Credit Fund 5.60% 11/22/29	1,225,000	1,209,447
		1,209,447
Leisure Time–0.17%
Carnival Corp. 7.63% 3/1/26	1,882,000	1,884,750
		1,884,750
Media–0.83%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15% 11/10/26	6,415,000	6,537,204
Sirius XM Radio LLC 5.00% 8/1/27	2,905,000	2,825,191
		9,362,395
Mining–0.25%
Novelis Corp. 3.25% 11/15/26	3,005,000	2,862,279
		2,862,279
Miscellaneous Manufacturing–0.39%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,408,064
		4,408,064
Oil & Gas–1.12%
Diamondback Energy, Inc. 5.20% 4/18/27	920,000	928,821
Expand Energy Corp. 5.70% 1/23/25	424,000	423,942
Occidental Petroleum Corp.
5.20% 8/1/29	5,375,000	5,332,824
5.50% 12/1/25	2,793,000	2,800,788
5.88% 9/1/25	3,052,000	3,061,350
		12,547,725
Packaging & Containers–0.25%
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	2,700,000	2,754,567
		2,754,567
Pharmaceuticals–0.23%
AbbVie, Inc. 4.80% 3/15/29	2,640,000	2,638,003
		2,638,003
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–1.19%
Energy Transfer LP 5.55% 2/15/28	4,720,000	$4,791,648
Kinder Morgan, Inc.
5.00% 2/1/29	700,000	697,622
5.10% 8/1/29	2,140,000	2,139,707
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,344,420
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	2,375,000	2,349,235
		13,322,632
Real Estate Investment Trusts–0.60%
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,478,535
VICI Properties LP 4.95% 2/15/30	2,250,000	2,205,456
		6,683,991
Semiconductors–0.45%
Broadcom, Inc. 5.05% 7/12/29	1,680,000	1,686,384
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,384,663
		5,071,047
Software–0.35%
Oracle Corp.
4.20% 9/27/29	1,170,000	1,130,187
5.80% 11/10/25	2,780,000	2,807,532
		3,937,719
Telecommunications–0.43%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	109,062	109,001
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,738,249
		4,847,250
Total Corporate Bonds (Cost $282,168,724)		281,977,676
NON-AGENCY ASSET-BACKED SECURITIES–22.68%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	6,000,000	6,031,825
ARI Fleet Lease Trust Series 2024-B A2 5.54% 4/15/33	6,000,000	6,049,556
•Ballyrock CLO 27 Ltd. Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	1,700,000	1,710,674
•Ballyrock CLO Ltd. Series 2018-1A A1 5.88% (TSFR03M + 1.26%) 4/20/31	1,711,219	1,713,360
LVIP Macquarie Limited-Term Diversified Income Fund-3

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 5.98% (TSFR03M + 1.36%) 1/20/31	879,556	$880,398
•Canyon Capital CLO Ltd. Series 2019-2A AR 6.10% (TSFR03M + 1.44%) 10/15/34	7,250,000	7,253,197
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 5.84% (TSFR03M + 1.31%) 5/15/31	1,801,707	1,804,471
•CBAM Ltd. Series 2020-13A A 6.31% (TSFR03M + 1.69%) 1/20/34	7,000,000	7,006,895
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	8,000,000	8,020,722
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	3,366,992	3,374,255
Discover Card Execution Note Trust
Series 2022-A4 A 5.03% 10/15/27	11,500,000	11,558,651
Series 2023-A1 A 4.31% 3/15/28	5,000,000	4,988,732
•Dryden 83 CLO Ltd. Series 2020-83A AR 6.16% (TSFR03M + 1.53%) 4/18/37	4,750,000	4,778,861
Enterprise Fleet Financing LLC
Series 2022-2 A2 4.65% 5/21/29	673,656	673,337
Series 2023-3 A2 6.40% 3/20/30	4,486,083	4,570,719
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,000,000	5,024,631
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,966,754
Series 2022-A B 1.91% 7/15/27	4,800,000	4,681,567
Series 2023-C A3 5.53% 9/15/28	11,000,000	11,145,400
Series 2024-B A3 5.10% 4/15/29	11,000,000	11,128,533
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	9,000,000	9,123,183
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	14,650,000	14,739,210
GTE Auto Receivables Trust Series 2023-1 A2 5.65% 8/17/26	192,589	192,680
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 6.06% (TSFR03M + 1.47%) 1/30/35	4,000,000	4,003,500
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	$10,102,602
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 5.05% 1/15/26	1,664,545	1,665,294
Series 2024-A A3 5.02% 3/15/27	5,800,000	5,830,083
Series 2024-C A3 4.62% 4/17/28	5,500,000	5,503,108
•Magnetite XL Ltd. Series 2024-40A A1 6.78% (TSFR03M + 1.45%) 7/15/37	5,000,000	5,035,720
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.02% (SOFR30A + 0.42%) 2/16/27	3,286,122	3,286,110
•NextGear Floorplan Master Owner Trust Series 2024-1A A1 5.50% (SOFR30A + 0.90%) 3/15/29	11,000,000	11,069,551
OCCU Auto Receivables Trust Series 2023-1A A2 6.23% 4/15/27	1,434,327	1,439,841
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	8,900,000	8,947,406
Porsche Innovative Lease Owner Trust Series 2024-1A A3 4.67% 11/22/27	3,200,000	3,204,192
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	11,490,000	11,290,893
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,200,000	1,206,174
Series 2024-B A3 5.33% 1/16/29	4,750,000	4,814,812
•Trestles CLO V Ltd. Series 2021-5A A1 6.05% (TSFR03M + 1.43%) 10/20/34	7,000,000	7,006,293
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	5,000,000	4,992,168
Series 2022-2 B 1.83% 7/20/28	4,800,000	4,791,936
Series 2024-3 A1A 5.34% 4/22/30	5,500,000	5,592,639
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.23% (SOFR30A + 0.63%) 3/22/27	5,423,402	5,433,205
Wheels Fleet Lease Funding 1 LLC Series 2024-3A A1 4.80% 9/19/39	5,100,000	5,094,435
World Omni Auto Receivables Trust
Series 2022-D A3 5.61% 2/15/28	2,997,334	3,015,260
LVIP Macquarie Limited-Term Diversified Income Fund-4

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust (continued)
Series 2023-C A3 5.15% 11/15/28	5,750,000	$5,791,008
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.30% (TSFR03M + 1.68%) 10/20/34	5,000,000	5,003,570
Total Non-Agency Asset-Backed Securities (Cost $253,197,878)		254,537,411
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.90%
φ•OBX Trust Series 2023-NQM8 A1 7.05% 9/25/63	3,218,084	3,272,049
•Radnor Re Ltd. Series 2024-1 M1A 6.56% (SOFR30A + 2.00%) 9/25/34	1,226,805	1,229,370
φ•Verus Securitization Trust Series 2023-6 A1 6.67% 9/25/68	5,550,902	5,617,691
Total Non-Agency Collateralized Mortgage Obligations (Cost $9,995,648)		10,119,110
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.96%
•Benchmark Mortgage Trust Series 2022-B32 A5 3.00% 1/15/55	4,860,000	4,108,010
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,000,000	1,764,102
CD Mortgage Trust Series 2019-CD8 A4 2.91% 8/15/57	5,000,000	4,423,572
•FREMF K-100 Mortgage Trust Series 2024-K100 B 3.49% 11/25/52	5,000,000	4,588,413
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust
Series 2018-K80 B 4.24% 8/25/50	3,000,000	$2,881,422
Series 2024-K86 B 4.29% 11/25/51	4,340,000	4,175,406
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $22,781,438)		21,940,925
U.S. TREASURY OBLIGATIONS–41.90%
U.S. Treasury Notes
3.75% 8/31/26	1,760,000	1,746,070
3.75% 8/15/27	18,540,000	18,304,452
3.88% 10/15/27	81,210,000	80,356,458
4.00% 12/15/27	60,850,000	60,382,029
4.13% 6/15/26	93,085,000	92,925,069
4.13% 11/15/27	49,120,000	48,903,254
4.25% 11/30/26	41,410,000	41,401,766
4.38% 7/31/26	110,615,000	110,797,509
4.38% 7/15/27	15,395,000	15,434,504
Total U.S. Treasury Obligations (Cost $471,434,513)		470,251,111

	Number of Shares
MONEY MARKET FUND–2.38%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	26,653,363	26,653,363
Total Money Market Fund (Cost $26,653,363)		26,653,363

TOTAL INVESTMENTS–101.45% (Cost $1,141,904,558)	1,138,438,044

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.45%)	(16,244,654)
NET ASSETS APPLICABLE TO 121,153,715 SHARES OUTSTANDING–100.00%	$1,122,193,390
NET ASSET VALUE PER SHARE–LVIP MACQUARIE LIMITED-TERM DIVERSIFIED INCOME FUND STANDARD CLASS ($184,638,654 / 19,835,873 Shares)		$9.308
NET ASSET VALUE PER SHARE–LVIP MACQUARIE LIMITED-TERM DIVERSIFIED INCOME FUND SERVICE CLASS ($937,554,736 / 101,317,842 Shares)		$9.254
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$1,210,207,443
Distributable earnings/(accumulated loss)		(88,014,053)
TOTAL NET ASSETS		$1,122,193,390

LVIP Macquarie Limited-Term Diversified Income Fund-5

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.

★Includes $160,259 cash collateral held at brokers for TBAs, $17,486 expense reimbursement receivable from Lincoln Financial Investments
Corporation, $23,902,361 payable for securities purchased, $2,975,371 payable for fund shares redeemed, $22,382 other accrued expenses payable, $726,345 due to manager and affiliates, $17,774 variation margin due to broker on futures contracts, $44,100 payable for audit fee and $52,285 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
170	U.S. Treasury 2 yr Notes	$34,953,594	$34,971,368	3/31/25	$—	$(17,774)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-6

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$49,704,901
EXPENSES:
Management fees	5,490,163
Distribution fees-Service Class	2,865,451
Shareholder servicing fees	329,644
Accounting and administration expenses	200,695
Professional fees	84,453
Reports and statements to shareholders	44,997
Trustees’ fees and expenses	36,343
Pricing fees	20,120
Consulting fees	10,744
Custodian fees	9,503
Other	25,100
9,117,213
Less:
Expenses reimbursed	(227,236)
Total operating expenses	8,889,977
NET INVESTMENT INCOME	40,814,924
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,637,296
Futures contracts	(1,174,859)
Swap contracts	128,747
Net realized gain	5,591,184
Net change in unrealized appreciation (depreciation) of:
Investments	920,736
Futures contracts	(2,206,003)
Net change in unrealized appreciation (depreciation)	(1,285,267)
NET REALIZED AND UNREALIZED GAIN	4,305,917
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,120,841
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Limited-Term Diversified Income Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$40,814,924	$33,265,992
Net realized gain (loss)	5,591,184	(19,905,373)
Net change in unrealized appreciation (depreciation)	(1,285,267)	39,030,064
Net increase in net assets resulting from operations	45,120,841	52,390,683
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(7,259,540)	(6,146,237)
Service Class	(34,820,121)	(30,715,876)
	(42,079,661)	(36,862,113)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	41,447,582	46,907,843
Service Class	94,324,045	70,698,977
Reinvestment of dividends and distributions:
Standard Class	7,259,540	6,146,237
Service Class	34,820,121	30,715,876
	177,851,288	154,468,933
Cost of shares redeemed:
Standard Class	(40,407,806)	(39,811,824)
Service Class	(145,671,937)	(153,974,428)
	(186,079,743)	(193,786,252)
Decrease in net assets derived from capital share transactions	(8,228,455)	(39,317,319)
NET DECREASE IN NET ASSETS	(5,187,275)	(23,788,749)
NET ASSETS:
Beginning of year	1,127,380,665	1,151,169,414
End of year	$1,122,193,390	$1,127,380,665
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-7

LVIP Macquarie Limited-Term Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Limited-Term Diversified Income Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$9.294	$9.173	$9.818	$10.060	$9.820
Income (loss) from investment operations:
Net investment income[2]	0.364	0.294	0.170	0.109	0.120
Net realized and unrealized gain (loss)	0.034	0.165	(0.574)	(0.176)	0.300
Total from investment operations	0.398	0.459	(0.404)	(0.067)	0.420
Less dividends and distributions from:
Net investment income	(0.384)	(0.338)	(0.241)	(0.174)	(0.180)
Return of capital	—	—	—	(0.001)	— [3]
Total dividends and distributions	(0.384)	(0.338)	(0.241)	(0.175)	(0.180)
Net asset value, end of period	$9.308	$9.294	$9.173	$9.818	$10.060
Total return[4]	4.30%	5.00%	(4.12% )	(0.67% )	4.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$184,638	$175,888	$160,489	$180,707	$169,526
Ratio of expenses to average net assets	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.55%	0.55%	0.54%	0.53%	0.54%
Ratio of net investment income to average net assets	3.84%	3.15%	1.79%	1.09%	1.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.82%	3.13%	1.78%	1.09%	1.25%
Portfolio turnover	141%	123%	122%	274%	196%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-8

LVIP Macquarie Limited-Term Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Limited-Term Diversified Income Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$9.241	$9.122	$9.762	$10.000	$9.750
Income (loss) from investment operations:
Net investment income[2]	0.333	0.265	0.141	0.079	0.090
Net realized and unrealized gain (loss)	0.035	0.162	(0.571)	(0.183)	0.310
Total from investment operations	0.368	0.427	(0.430)	(0.104)	0.400
Less dividends and distributions from:
Net investment income	(0.355)	(0.308)	(0.210)	(0.133)	(0.150)
Return of capital	—	—	—	(0.001)	— [3]
Total dividends and distributions	(0.355)	(0.308)	(0.210)	(0.134)	(0.150)
Net asset value, end of period	$9.254	$9.241	$9.122	$9.762	$10.000
Total return[4]	3.99%	4.68%	(4.40% )	(1.04% )	4.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$937,555	$951,493	$990,680	$1,221,710	$1,243,718
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.85%	0.84%	0.83%	0.84%
Ratio of net investment income to average net assets	3.54%	2.85%	1.49%	0.79%	0.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.52%	2.83%	1.48%	0.79%	0.95%
Portfolio turnover	141%	123%	122%	274%	196%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-9

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Limited-Term Diversified Income Fund (formerly, LVIP Delaware Limited-Term Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP Macquarie Limited-Term Diversified Income Fund-10

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.45% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.53% of the average daily net assets for the Standard Class and 0.83% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$180,474	$196,789	$227,236	$604,499
LVIP Macquarie Limited-Term Diversified Income Fund-11

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$94,063
Legal	14,286
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,903 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$17,486
Management fees payable to LFI	459,812
Distribution fees payable to LFD	238,948
Shareholder servicing fees payable to Lincoln Life	27,585
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$331,035,620
Purchases of U.S. government securities	1,220,643,847
Sales other than U.S. government securities	460,511,185
Sales of U.S. government securities	1,098,003,235
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,143,885,830
Aggregate unrealized appreciation of investments and derivatives	$3,831,988
Aggregate unrealized depreciation of investments and derivatives	(9,279,773)
Net unrealized depreciation of investments and derivatives	$(5,447,785)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Macquarie Limited-Term Diversified Income Fund-12

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$14,290,850	$—	$14,290,850
Agency Mortgage-Backed Securities	—	58,667,598	—	58,667,598
Corporate Bonds	—	281,977,676	—	281,977,676
Non-Agency Asset-Backed Securities	—	254,537,411	—	254,537,411
Non-Agency Collateralized Mortgage Obligations	—	10,119,110	—	10,119,110
Non-Agency Commercial Mortgage-Backed Securities	—	21,940,925	—	21,940,925
U.S. Treasury Obligations	—	470,251,111	—	470,251,111
Money Market Fund	26,653,363	—	—	26,653,363
Total Investments	$26,653,363	$1,111,784,681	$—	$1,138,438,044
Derivatives:

Liabilities:
Futures Contract	$(17,774)	$—	$—	$(17,774)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$42,079,661	$36,862,113
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$899,593
Capital loss carryforward	(83,177,420)
Other temporary differences	(288,441)
Net unrealized depreciation	(5,447,785)
Distributable earnings/(accumulated loss)	$(88,014,053)
LVIP Macquarie Limited-Term Diversified Income Fund-13

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$14,211,282	$68,966,138	$83,177,420
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	4,392,515	5,026,798
Service Class	10,074,331	7,632,044
Shares reinvested:
Standard Class	781,677	661,225
Service Class	3,771,212	3,323,457
	19,019,735	16,643,524
Shares redeemed:
Standard Class	(4,262,926)	(4,259,952)
Service Class	(15,489,437)	(16,601,700)
	(19,752,363)	(20,861,652)
Net decrease	(732,628)	(4,218,128)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP Macquarie Limited-Term Diversified Income Fund-14

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.   During the year ended December 31, 2024, the Fund had open CDS contracts with a notional of $11,110,000 for 3 days.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(17,774)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,174,859)	$(2,206,003)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	128,747	—
Total		$(1,046,112)	$(2,206,003)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$127,038,170	$—
LVIP Macquarie Limited-Term Diversified Income Fund-15

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
On December 11-12, 2024, the Fund's Board approved a proposal to change the Fund's name and sub-adviser. On or about May 1, 2025, the Fund's name will change to LVIP JPMorgan Short Duration Bond Fund and  J.P. Morgan Investment Management, Inc. will replace Delaware Investments Fund Advisers (DIFA) (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust as sub-adviser to the Fund. Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Limited-Term Diversified Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Limited-Term Diversified Income Fund (formerly LVIP Delaware Limited-Term Diversified Income Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the periods in the two-year period ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Limited-Term Diversified Income Fund–17

LVIP Macquarie Mid Cap Value Fund
(formerly, LVIP Delaware Mid Cap Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Mid Cap Value Fund

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.91%
Aerospace & Defense–2.35%
Curtiss-Wright Corp.	39,150	$13,893,161
L3Harris Technologies, Inc.	40,800	8,579,424
		22,472,585
Automobile Components–0.35%
†Aptiv PLC	55,300	3,344,544
		3,344,544
Banks–5.45%
East West Bancorp, Inc.	180,500	17,284,680
KeyCorp	573,000	9,821,220
Synovus Financial Corp.	220,150	11,278,284
Webster Financial Corp.	246,000	13,584,120
		51,968,304
Beverages–0.58%
Constellation Brands, Inc. Class A	25,100	5,547,100
		5,547,100
Building Products–0.90%
Johnson Controls International PLC	108,595	8,571,403
		8,571,403
Capital Markets–3.78%
Affiliated Managers Group, Inc.	49,950	9,236,754
Raymond James Financial, Inc.	106,475	16,538,762
State Street Corp.	105,250	10,330,287
		36,105,803
Chemicals–1.39%
Celanese Corp.	68,200	4,720,122
Huntsman Corp.	263,300	4,747,299
Olin Corp.	111,650	3,773,770
		13,241,191
Communications Equipment–0.82%
†Ciena Corp.	92,250	7,823,723
		7,823,723
Construction & Engineering–3.39%
AECOM	127,350	13,603,527
†Everus Construction Group, Inc.	82,025	5,393,144
Quanta Services, Inc.	42,190	13,334,149
		32,330,820
Construction Materials–2.05%
†Knife River Corp.	64,962	6,602,738
Vulcan Materials Co.	50,250	12,925,807
		19,528,545
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–2.45%
Ally Financial, Inc.	337,200	$12,142,572
Synchrony Financial	173,050	11,248,250
		23,390,822
Consumer Staples Distribution & Retail–1.22%
†U.S. Foods Holding Corp.	172,050	11,606,493
		11,606,493
Containers & Packaging–2.48%
Berry Global Group, Inc.	121,232	7,840,073
Crown Holdings, Inc.	109,100	9,021,479
Graphic Packaging Holding Co.	249,100	6,765,556
		23,627,108
Electric Utilities–4.45%
Edison International	138,350	11,045,864
NRG Energy, Inc.	129,800	11,710,556
OGE Energy Corp.	180,950	7,464,187
Xcel Energy, Inc.	181,200	12,234,624
		42,455,231
Electrical Equipment–3.38%
AMETEK, Inc.	79,950	14,411,787
†NEXTracker, Inc. Class A	142,326	5,199,169
Regal Rexnord Corp.	81,400	12,627,582
		32,238,538
Electronic Equipment, Instruments & Components–3.46%
†Flex Ltd.	340,691	13,079,127
†Keysight Technologies, Inc.	63,450	10,191,974
TD SYNNEX Corp.	83,450	9,787,016
		33,058,117
Entertainment–1.25%
Electronic Arts, Inc.	81,400	11,908,820
		11,908,820
Financial Services–1.47%
†Fiserv, Inc.	39,300	8,073,006
Global Payments, Inc.	53,600	6,006,416
		14,079,422
Food Products–1.83%
Conagra Brands, Inc.	232,900	6,462,975
Hershey Co.	35,950	6,088,133
Tyson Foods, Inc. Class A	85,700	4,922,608
		17,473,716
Ground Transportation–0.72%
JB Hunt Transport Services, Inc.	40,200	6,860,532
		6,860,532
LVIP Macquarie Mid Cap Value Fund-1

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–2.70%
STERIS PLC	42,400	$8,715,744
Teleflex, Inc.	47,850	8,516,343
Zimmer Biomet Holdings, Inc.	80,750	8,529,623
		25,761,710
Health Care Providers & Services–2.12%
Cencora, Inc.	43,950	9,874,686
Quest Diagnostics, Inc.	68,550	10,341,453
		20,216,139
Hotel & Resort REITs–1.17%
Host Hotels & Resorts, Inc.	637,150	11,162,868
		11,162,868
Hotels, Restaurants & Leisure–3.59%
Darden Restaurants, Inc.	49,270	9,198,216
Marriott International, Inc. Class A	54,040	15,073,918
Royal Caribbean Cruises Ltd.	43,300	9,988,877
		34,261,011
Household Durables–1.85%
Dr. Horton, Inc.	75,833	10,602,970
PulteGroup, Inc.	65,000	7,078,500
		17,681,470
Industrial REITs–1.16%
First Industrial Realty Trust, Inc.	221,600	11,108,808
		11,108,808
Insurance–6.95%
Allstate Corp.	54,400	10,487,776
Assurant, Inc.	56,950	12,142,879
Hartford Financial Services Group, Inc.	163,150	17,848,610
Reinsurance Group of America, Inc.	66,450	14,195,713
Willis Towers Watson PLC	37,050	11,605,542
		66,280,520
IT Services–2.43%
†Akamai Technologies, Inc.	95,450	9,129,793
†Twilio, Inc. Class A	130,500	14,104,440
		23,234,233
Life Sciences Tools & Services–1.61%
Agilent Technologies, Inc.	56,200	7,549,908
†Avantor, Inc.	370,300	7,802,221
		15,352,129
Machinery–3.95%
ITT, Inc.	101,050	14,438,024
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Oshkosh Corp.	89,200	$8,480,244
Parker-Hannifin Corp.	23,200	14,755,896
		37,674,164
Media–0.66%
Interpublic Group of Cos., Inc.	225,850	6,328,317
		6,328,317
Metals & Mining–0.93%
Reliance, Inc.	32,850	8,845,191
		8,845,191
Multi-Utilities–3.52%
CMS Energy Corp.	181,100	12,070,315
Public Service Enterprise Group, Inc.	139,850	11,815,927
WEC Energy Group, Inc.	103,550	9,737,842
		33,624,084
Oil, Gas & Consumable Fuels–5.66%
APA Corp.	237,350	5,480,412
Cheniere Energy, Inc.	66,100	14,202,907
Coterra Energy, Inc.	416,850	10,646,349
Devon Energy Corp.	157,730	5,162,503
Targa Resources Corp.	71,350	12,735,975
Valero Energy Corp.	46,850	5,743,341
		53,971,487
Paper & Forest Products–1.22%
Louisiana-Pacific Corp.	112,350	11,633,843
		11,633,843
Passenger Airlines–1.22%
Delta Air Lines, Inc.	191,850	11,606,925
		11,606,925
Professional Services–2.58%
†CACI International, Inc. Class A	30,050	12,142,003
KBR, Inc.	215,470	12,482,177
		24,624,180
Residential REITs–1.09%
American Homes 4 Rent Class A	277,420	10,381,056
		10,381,056
Retail REITs–1.85%
Kimco Realty Corp.	377,150	8,836,624
Realty Income Corp.	165,597	8,844,536
		17,681,160
LVIP Macquarie Mid Cap Value Fund-2

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.02%
†ON Semiconductor Corp.	135,700	$8,555,885
Teradyne, Inc.	84,900	10,690,608
		19,246,493
Specialized REITs–1.68%
Extra Space Storage, Inc.	46,018	6,884,293
VICI Properties, Inc.	313,060	9,144,482
		16,028,775
Specialty Retail–3.10%
†AutoZone, Inc.	3,200	10,246,400
Dick's Sporting Goods, Inc.	30,900	7,071,156
Ross Stores, Inc.	81,200	12,283,124
		29,600,680
Trading Companies & Distributors–2.08%
United Rentals, Inc.	12,500	8,805,500
WESCO International, Inc.	61,328	11,097,915
		19,903,415
Total Common Stock (Cost $583,770,023)		943,841,475

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	74,528	$74,528
Total Money Market Fund (Cost $74,528)		74,528

	Principal Amount°
SHORT-TERM INVESTMENT–1.10%
Discounted Commercial Paper–1.10%
≠Caterpillar Financial Services Corp. 4.39% 1/2/25	10,515,000	10,513,735
		10,513,735
Total Short-Term Investment (Cost $10,513,735)		10,513,735

TOTAL INVESTMENTS–100.02% (Cost $594,358,286)	954,429,738
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(173,408)
NET ASSETS APPLICABLE TO 21,719,439 SHARES OUTSTANDING–100.00%	$954,256,330
NET ASSET VALUE PER SHARE–LVIP MACQUARIE MID CAP VALUE FUND STANDARD CLASS ($743,278,908 / 16,881,965 Shares)	$44.028
NET ASSET VALUE PER SHARE–LVIP MACQUARIE MID CAP VALUE FUND SERVICE CLASS ($210,977,422 / 4,837,474 Shares)	$43.613
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$488,534,187
Distributable earnings/(accumulated loss)	465,722,143
TOTAL NET ASSETS	$954,256,330

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $969,706 payable for fund shares redeemed, $10,658 other accrued expenses payable, $387,786 due to manager and affiliates,
$22,140 payable for audit fee and $42,225 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-3

LVIP Macquarie Mid Cap Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$15,732,615
EXPENSES:
Management fees	3,390,753
Distribution fees-Service Class	719,341
Shareholder servicing fees	273,640
Accounting and administration expenses	162,904
Professional fees	53,018
Reports and statements to shareholders	33,842
Trustees’ fees and expenses	29,784
Consulting fees	9,061
Custodian fees	6,704
Pricing fees	965
Other	38,310
Total operating expenses	4,718,322
NET INVESTMENT INCOME	11,014,293
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	110,009,059
Net change in unrealized appreciation (depreciation) of investments	7,276,461
NET REALIZED AND UNREALIZED GAIN	117,285,520
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,299,813
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Mid Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,014,293	$13,208,166
Net realized gain	110,009,059	28,065,346
Net change in unrealized appreciation (depreciation)	7,276,461	54,488,398
Net increase in net assets resulting from operations	128,299,813	95,761,910
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(30,932,491)	(68,818,302)
Service Class	(8,203,446)	(17,878,583)
	(39,135,937)	(86,696,885)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	48,789,280	53,326,542
Service Class	24,277,346	20,527,820
Reinvestment of dividends and distributions:
Standard Class	30,932,491	68,818,302
Service Class	8,203,446	17,878,583
	112,202,563	160,551,247
Cost of shares redeemed:
Standard Class	(137,319,274)	(114,635,219)
Service Class	(37,627,664)	(28,740,497)
	(174,946,938)	(143,375,716)
Increase (decrease) in net assets derived from capital share transactions	(62,744,375)	17,175,531
NET INCREASE IN NET ASSETS	26,419,501	26,240,556
NET ASSETS:
Beginning of year	927,836,829	901,596,273
End of year	$954,256,330	$927,836,829
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-4

LVIP Macquarie Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Mid Cap Value Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$39.969	$39.837	$46.009	$35.342	$36.468
Income (loss) from investment operations:
Net investment income[1]	0.536	0.614	0.576	0.523	0.447
Net realized and unrealized gain (loss)	5.391	3.520	(4.730)	10.732	(0.357)
Total from investment operations	5.927	4.134	(4.154)	11.255	0.090
Less dividends and distributions from:
Net investment income	(0.608)	(0.632)	(0.630)	(0.588)	(0.470)
Net realized gain	(1.260)	(3.370)	(1.388)	—	(0.348)
Return of capital	—	—	—	—	(0.398)
Total dividends and distributions	(1.868)	(4.002)	(2.018)	(0.588)	(1.216)
Net asset value, end of period	$44.028	$39.969	$39.837	$46.009	$35.342
Total return[2]	14.82%	11.24%	(8.87% )	31.91%	0.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$743,279	$731,154	$716,382	$875,293	$671,609
Ratio of expenses to average net assets	0.42%	0.43%	0.42%	0.41%	0.44%
Ratio of net investment income to average net assets	1.25%	1.56%	1.37%	1.25%	1.48%
Portfolio turnover	18%	12%	20%	19%	28%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-5

LVIP Macquarie Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Mid Cap Value Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$39.619	$39.537	$45.685	$35.102	$36.246
Income (loss) from investment operations:
Net investment income[1]	0.381	0.472	0.424	0.373	0.339
Net realized and unrealized gain (loss)	5.330	3.480	(4.695)	10.649	(0.374)
Total from investment operations	5.711	3.952	(4.271)	11.022	(0.035)
Less dividends and distributions from:
Net investment income	(0.457)	(0.500)	(0.489)	(0.439)	(0.412)
Net realized gain	(1.260)	(3.370)	(1.388)	—	(0.348)
Return of capital	—	—	—	—	(0.349)
Total dividends and distributions	(1.717)	(3.870)	(1.877)	(0.439)	(1.109)
Net asset value, end of period	$43.613	$39.619	$39.537	$45.685	$35.102
Total return[2]	14.42%	10.86%	(9.19% )	31.45%	0.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,977	$196,683	$185,214	$202,292	$166,482
Ratio of expenses to average net assets	0.77%	0.78%	0.77%	0.76%	0.79%
Ratio of net investment income to average net assets	0.90%	1.21%	1.02%	0.88%	1.13%
Portfolio turnover	18%	12%	20%	19%	28%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-6

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Mid Cap Value Fund (formerly, LVIP Delaware Mid Cap Value Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Macquarie Mid Cap Value Fund-7

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$77,499
Legal	11,768
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,061 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie Mid Cap Value Fund-8

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$299,043
Distribution fees payable to LFD	64,420
Shareholder servicing fees payable to Lincoln Life	24,323
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$171,148,243
Sales	248,077,475
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$596,809,820
Aggregate unrealized appreciation of investments	$387,480,076
Aggregate unrealized depreciation of investments	(29,860,158)
Net unrealized appreciation of investments	$357,619,918
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$943,841,475	$—	$—	$943,841,475
Money Market Fund	74,528	—	—	74,528
Short-Term Investment	—	10,513,735	—	10,513,735
Total Investments	$943,916,003	$10,513,735	$—	$954,429,738
There were no Level 3 investments at the beginning or end of the year.
LVIP Macquarie Mid Cap Value Fund-9

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$12,419,854	$13,208,167
Long-term capital gains	26,716,083	73,488,718
Total	$39,135,937	$86,696,885
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$108,102,226
Other temporary differences	(1)
Net unrealized appreciation	357,619,918
Distributable earnings/(accumulated loss)	$465,722,143
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily due to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(129,986)	$129,986
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,092,877	1,368,797
Service Class	566,295	525,338
Shares reinvested:
Standard Class	694,200	1,844,898
Service Class	186,648	485,201
	2,540,020	4,224,234
Shares redeemed:
Standard Class	(3,198,317)	(2,903,384)
Service Class	(879,874)	(730,758)
	(4,078,191)	(3,634,142)
Net increase (decrease)	(1,538,171)	590,092
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Macquarie Mid Cap Value Fund-10

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Mid Cap Value Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Mid Cap Value Fund (formerly LVIP Delaware Mid Cap Value Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Mid Cap Value Fund–12

LVIP Macquarie SMID Cap Core Fund
(formerly, LVIP Delaware SMID Cap Core Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie SMID Cap Core Fund

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.20%
Automobile Components–0.54%
BorgWarner, Inc.	110,691	$3,518,867
		3,518,867
Banks–7.75%
Columbia Banking System, Inc.	302,151	8,161,099
East West Bancorp, Inc.	125,628	12,030,137
Pinnacle Financial Partners, Inc.	81,156	9,283,435
SouthState Corp.	62,903	6,257,590
Webster Financial Corp.	190,232	10,504,611
WSFS Financial Corp.	87,948	4,672,677
		50,909,549
Biotechnology–6.93%
†Amicus Therapeutics, Inc.	242,519	2,284,529
†Apellis Pharmaceuticals, Inc.	101,789	3,248,087
†Blueprint Medicines Corp.	60,966	5,317,455
†Exact Sciences Corp.	80,948	4,548,468
†Halozyme Therapeutics, Inc.	110,315	5,274,160
†Insmed, Inc.	108,997	7,525,153
†Natera, Inc.	49,202	7,788,677
†Neurocrine Biosciences, Inc.	52,126	7,115,199
†Ultragenyx Pharmaceutical, Inc.	56,407	2,373,042
		45,474,770
Building Products–1.92%
Carlisle Cos., Inc.	19,479	7,184,635
Zurn Elkay Water Solutions Corp.	145,114	5,412,752
		12,597,387
Capital Markets–2.10%
Hamilton Lane, Inc. Class A	30,212	4,472,887
Stifel Financial Corp.	87,876	9,321,886
		13,794,773
Chemicals–2.00%
Huntsman Corp.	315,955	5,696,668
Minerals Technologies, Inc.	97,804	7,453,643
		13,150,311
Commercial Services & Supplies–3.13%
ABM Industries, Inc.	86,885	4,446,774
†Casella Waste Systems, Inc. Class A	43,334	4,585,171
†Clean Harbors, Inc.	26,315	6,056,134
Tetra Tech, Inc.	137,340	5,471,626
		20,559,705
Construction & Engineering–2.12%
†Ameresco, Inc. Class A	57,990	1,361,605
†API Group Corp.	62,569	2,250,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services, Inc.	13,143	$4,153,845
†WillScot Holdings Corp.	184,251	6,163,196
		13,929,253
Consumer Staples Distribution & Retail–2.39%
†BJ's Wholesale Club Holdings, Inc.	70,489	6,298,192
Casey's General Stores, Inc.	23,752	9,411,255
		15,709,447
Electrical Equipment–0.85%
Atkore, Inc.	14,821	1,236,812
Regal Rexnord Corp.	27,891	4,326,731
		5,563,543
Electronic Equipment, Instruments & Components–1.28%
†Coherent Corp.	88,883	8,419,887
		8,419,887
Energy Equipment & Services–1.48%
Liberty Energy, Inc.	488,668	9,719,607
		9,719,607
Entertainment–0.70%
†IMAX Corp.	178,765	4,576,384
		4,576,384
Financial Services–0.70%
Essent Group Ltd.	85,027	4,628,870
		4,628,870
Food Products–0.69%
J & J Snack Foods Corp.	29,208	4,531,037
		4,531,037
Gas Utilities–0.86%
Spire, Inc.	83,010	5,630,568
		5,630,568
Ground Transportation–1.88%
Knight-Swift Transportation Holdings, Inc.	97,552	5,174,158
†Saia, Inc.	2,463	1,122,463
Werner Enterprises, Inc.	87,958	3,159,451
†XPO, Inc.	22,279	2,921,891
		12,377,963
Health Care Equipment & Supplies–1.61%
†Inspire Medical Systems, Inc.	21,389	3,965,093
†Lantheus Holdings, Inc.	49,063	4,389,176
=†OmniAb, Inc. Earnout Shares	14,046	0
=†OmniAb, Inc. Earnout Shares.	14,046	0
†TransMedics Group, Inc.	35,396	2,206,940
		10,561,209
LVIP Macquarie SMID Cap Core Fund-1

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–0.96%
Encompass Health Corp.	67,988	$6,278,692
		6,278,692
Health Care REITs–0.83%
Healthpeak Properties, Inc.	269,144	5,455,549
		5,455,549
Hotels, Restaurants & Leisure–3.93%
Aramark	134,922	5,033,940
†Brinker International, Inc.	72,488	9,589,437
Texas Roadhouse, Inc.	45,081	8,133,965
Wendy's Co.	187,006	3,048,198
		25,805,540
Household Durables–2.66%
KB Home	56,500	3,713,180
La-Z-Boy, Inc.	76,827	3,347,352
†Taylor Morrison Home Corp.	65,679	4,020,212
Toll Brothers, Inc.	50,864	6,406,321
		17,487,065
Industrial REITs–1.56%
First Industrial Realty Trust, Inc.	126,980	6,365,507
Terreno Realty Corp.	65,057	3,847,471
		10,212,978
Insurance–4.81%
Axis Capital Holdings Ltd.	108,662	9,629,627
Kemper Corp.	130,971	8,701,713
Primerica, Inc.	19,239	5,221,849
Reinsurance Group of America, Inc.	37,621	8,036,974
		31,590,163
Interactive Media & Services–0.40%
†Yelp, Inc.	68,242	2,640,965
		2,640,965
IT Services–0.68%
†ASGN, Inc.	53,760	4,480,358
		4,480,358
Leisure Products–1.03%
†Malibu Boats, Inc. Class A	51,012	1,917,541
†YETI Holdings, Inc.	125,839	4,846,060
		6,763,601
Life Sciences Tools & Services–1.79%
†Azenta, Inc.	57,747	2,887,350
Bio-Techne Corp.	69,466	5,003,636
†Repligen Corp.	26,774	3,853,850
		11,744,836
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–4.37%
†Chart Industries, Inc.	23,007	$4,390,656
Federal Signal Corp.	63,653	5,880,901
†Gates Industrial Corp. PLC	132,451	2,724,517
Graco, Inc.	54,295	4,576,525
Kadant, Inc.	14,025	4,838,485
Lincoln Electric Holdings, Inc.	33,532	6,286,244
		28,697,328
Marine Transportation–1.11%
†Kirby Corp.	68,776	7,276,501
		7,276,501
Media–1.09%
Interpublic Group of Cos., Inc.	161,493	4,525,034
Nexstar Media Group, Inc.	16,585	2,619,932
		7,144,966
Metals & Mining–1.64%
Kaiser Aluminum Corp.	42,323	2,974,037
Reliance, Inc.	29,075	7,828,735
		10,802,772
Multi-Utilities–0.79%
Black Hills Corp.	88,365	5,171,120
		5,171,120
Oil, Gas & Consumable Fuels–3.78%
Expand Energy Corp.	139,619	13,899,072
International Seaways, Inc.	38,852	1,396,341
Permian Resources Corp.	587,898	8,453,973
Scorpio Tankers, Inc.	14,040	697,648
Teekay Tankers Ltd. Class A	8,984	357,473
		24,804,507
Pharmaceuticals–1.99%
†Intra-Cellular Therapies, Inc.	56,128	4,687,810
†Ligand Pharmaceuticals, Inc.	42,599	4,564,483
†Supernus Pharmaceuticals, Inc.	104,663	3,784,614
		13,036,907
Professional Services–3.07%
†ExlService Holdings, Inc.	194,956	8,652,147
KBR, Inc.	95,251	5,517,891
UL Solutions, Inc. Class A	44,875	2,238,365
†WNS Holdings Ltd.	78,992	3,743,431
		20,151,834
Real Estate Management & Development–0.73%
†Jones Lang LaSalle, Inc.	18,987	4,806,369
		4,806,369
LVIP Macquarie SMID Cap Core Fund-2

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.10%
Camden Property Trust	62,155	$7,212,466
		7,212,466
Retail REITs–1.89%
Brixmor Property Group, Inc.	234,910	6,539,895
Kite Realty Group Trust	233,755	5,899,976
		12,439,871
Semiconductors & Semiconductor Equipment–3.30%
†MACOM Technology Solutions Holdings, Inc.	55,821	7,251,706
†Semtech Corp.	162,204	10,032,317
†Silicon Laboratories, Inc.	35,100	4,360,122
		21,644,145
Software–7.62%
†Box, Inc. Class A	84,826	2,680,502
†Dynatrace, Inc.	95,530	5,192,055
†Guidewire Software, Inc.	46,628	7,860,548
†Procore Technologies, Inc.	58,710	4,399,140
†PTC, Inc.	17,756	3,264,796
†Q2 Holdings, Inc.	72,797	7,327,018
†Rapid7, Inc.	61,959	2,492,611
†Rubrik, Inc. Class A	15,954	1,042,753
†Smartsheet, Inc. Class A	74,395	4,168,352
†SPS Commerce, Inc.	13,236	2,435,292
†Varonis Systems, Inc.	121,161	5,383,183
†Workiva, Inc.	34,780	3,808,410
		50,054,660
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.59%
Dick's Sporting Goods, Inc.	45,768	$10,473,549
		10,473,549
Textiles, Apparel & Luxury Goods–1.14%
Steven Madden Ltd.	175,728	7,471,955
		7,471,955
Trading Companies & Distributors–4.41%
Applied Industrial Technologies, Inc.	11,999	2,873,400
†Beacon Roofing Supply, Inc.	91,510	9,295,586
Boise Cascade Co.	64,845	7,707,477
FTAI Aviation Ltd.	11,661	1,679,650
WESCO International, Inc.	40,926	7,405,969
		28,962,082
Total Common Stock (Cost $399,202,180)		638,263,909

MONEY MARKET FUND–2.85%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	18,722,320	18,722,320
Total Money Market Fund (Cost $18,722,320)		18,722,320

TOTAL INVESTMENTS–100.05% (Cost $417,924,500)	656,986,229
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(332,807)
NET ASSETS APPLICABLE TO 24,492,103 SHARES OUTSTANDING–100.00%	$656,653,422
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SMID CAP CORE FUND STANDARD CLASS ($435,084,252 / 15,643,309 Shares)	$27.813
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SMID CAP CORE FUND SERVICE CLASS ($221,569,170 / 8,848,794 Shares)	$25.039
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$405,394,125
Distributable earnings/(accumulated loss)	251,259,297
TOTAL NET ASSETS	$656,653,422

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $2,183 expense reimbursement receivable from Lincoln Financial Investments Corporation, $713,315 payable for fund shares redeemed, $8,547 other accrued expenses payable, $501,150 due to manager and affiliates, $23,100 payable for audit fee and $32,276 payable for fund accounting fee as of December 31, 2024.

LVIP Macquarie SMID Cap Core Fund-3

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-4

LVIP Macquarie SMID Cap Core Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$8,763,659
EXPENSES:
Management fees	4,743,654
Distribution fees-Service Class	644,956
Shareholder servicing fees	186,166
Accounting and administration expenses	116,482
Professional fees	48,682
Reports and statements to shareholders	28,742
Trustees’ fees and expenses	20,116
Consulting fees	7,325
Custodian fees	4,846
Pricing fees	1,093
Other	23,751
5,825,813
Less:
Expenses reimbursed	(45,252)
Total operating expenses	5,780,561
NET INVESTMENT INCOME	2,983,098
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	15,642,125
Net change in unrealized appreciation (depreciation) of investments	68,966,349
NET REALIZED AND UNREALIZED GAIN	84,608,474
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,591,572
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie SMID Cap Core Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,983,098	$3,693,745
Net realized gain	15,642,125	30,153,968
Net change in unrealized appreciation (depreciation)	68,966,349	55,105,518
Net increase in net assets resulting from operations	87,591,572	88,953,231
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(22,474,891)	(23,782,030)
Service Class	(11,953,924)	(12,584,476)
	(34,428,815)	(36,366,506)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	35,511,118	27,879,391
Service Class	24,282,079	20,352,021
Reinvestment of dividends and distributions:
Standard Class	22,474,891	23,782,030
Service Class	11,953,924	12,584,476
	94,222,012	84,597,918
Cost of shares redeemed:
Standard Class	(70,397,677)	(49,917,356)
Service Class	(39,047,651)	(30,226,554)
	(109,445,328)	(80,143,910)
Increase (decrease) in net assets derived from capital share transactions	(15,223,316)	4,454,008
NET INCREASE IN NET ASSETS	37,939,441	57,040,733
NET ASSETS:
Beginning of year	618,713,981	561,673,248
End of year	$656,653,422	$618,713,981
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-5

LVIP Macquarie SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie SMID Cap Core Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$25.561	$23.395	$28.114	$24.740	$23.090
Income (loss) from investment operations:
Net investment income[2]	0.153	0.180	0.167	0.052	0.210
Net realized and unrealized gain (loss)	3.572	3.529	(4.065)	5.604	2.040
Total from investment operations	3.725	3.709	(3.898)	5.656	2.250
Less dividends and distributions from:
Net investment income	(0.165)	(0.273)	(0.111)	(0.273)	(0.110)
Net realized gain	(1.308)	(1.270)	(0.710)	(2.008)	(0.490)
Return of capital	—	—	—	(0.001)	—
Total dividends and distributions	(1.473)	(1.543)	(0.821)	(2.282)	(0.600)
Net asset value, end of period	$27.813	$25.561	$23.395	$28.114	$24.740
Total return[3]	14.73%	16.45%	(13.73% )	23.18%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$435,084	$411,197	$373,770	$467,478	$413,756
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.81%	0.80%	0.82%
Ratio of net investment income to average net assets	0.57%	0.74%	0.68%	0.19%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.56%	0.73%	0.67%	0.19%	1.02%
Portfolio turnover	11%	17%	19%	17%	32%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-6

LVIP Macquarie SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie SMID Cap Core Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$23.148	$21.331	$25.715	$22.750	$21.280
Income (loss) from investment operations:
Net investment income (loss)[2]	0.065	0.097	0.085	(0.031)	0.140
Net realized and unrealized gain (loss)	3.225	3.198	(3.718)	5.154	1.870
Total from investment operations	3.290	3.295	(3.633)	5.123	2.010
Less dividends and distributions from:
Net investment income	(0.091)	(0.208)	(0.041)	(0.148)	(0.050)
Net realized gain	(1.308)	(1.270)	(0.710)	(2.009)	(0.490)
Return of capital	—	—	—	(0.001)	—
Total dividends and distributions	(1.399)	(1.478)	(0.751)	(2.158)	(0.540)
Net asset value, end of period	$25.039	$23.148	$21.331	$25.715	$22.750
Total return[3]	14.38%	16.10%	(13.99% )	22.83%	10.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,569	$207,517	$187,903	$244,643	$230,731
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.11%	1.11%	1.10%	1.12%
Ratio of net investment income (loss) to average net assets	0.27%	0.44%	0.38%	(0.13% )	0.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.26%	0.43%	0.37%	(0.13% )	0.72%
Portfolio turnover	11%	17%	19%	17%	32%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-7

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie SMID Cap Core Fund (formerly, LVIP Delaware SMID Cap Core Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Macquarie SMID Cap Core Fund-8

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.80% of the Fund’s average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$59,838	$43,886	$45,252	$148,976
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$52,529
Legal	7,976
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Macquarie SMID Cap Core Fund-9

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,734 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$2,183
Management fees payable to LFI	425,895
Distribution fees payable to LFD	58,488
Shareholder servicing fees payable to Lincoln Life	16,767
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$71,276,468
Sales	113,805,566
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$421,179,317
Aggregate unrealized appreciation of investments	$252,226,382
Aggregate unrealized depreciation of investments	(16,419,470)
Net unrealized appreciation of investments	$235,806,912
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Macquarie SMID Cap Core Fund-10

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Automobile Components	$3,518,867	$—	$—	$3,518,867
Banks	50,909,549	—	—	50,909,549
Biotechnology	45,474,770	—	—	45,474,770
Building Products	12,597,387	—	—	12,597,387
Capital Markets	13,794,773	—	—	13,794,773
Chemicals	13,150,311	—	—	13,150,311
Commercial Services & Supplies	20,559,705	—	—	20,559,705
Construction & Engineering	13,929,253	—	—	13,929,253
Consumer Staples Distribution & Retail	15,709,447	—	—	15,709,447
Electrical Equipment	5,563,543	—	—	5,563,543
Electronic Equipment, Instruments & Components	8,419,887	—	—	8,419,887
Energy Equipment & Services	9,719,607	—	—	9,719,607
Entertainment	4,576,384	—	—	4,576,384
Financial Services	4,628,870	—	—	4,628,870
Food Products	4,531,037	—	—	4,531,037
Gas Utilities	5,630,568	—	—	5,630,568
Ground Transportation	12,377,963	—	—	12,377,963
Health Care Equipment & Supplies	10,561,209	—	— *	10,561,209
Health Care Providers & Services	6,278,692	—	—	6,278,692
Health Care REITs	5,455,549	—	—	5,455,549
Hotels, Restaurants & Leisure	25,805,540	—	—	25,805,540
Household Durables	17,487,065	—	—	17,487,065
Industrial REITs	10,212,978	—	—	10,212,978
Insurance	31,590,163	—	—	31,590,163
Interactive Media & Services	2,640,965	—	—	2,640,965
IT Services	4,480,358	—	—	4,480,358
Leisure Products	6,763,601	—	—	6,763,601
Life Sciences Tools & Services	11,744,836	—	—	11,744,836
Machinery	28,697,328	—	—	28,697,328
Marine Transportation	7,276,501	—	—	7,276,501
Media	7,144,966	—	—	7,144,966
Metals & Mining	10,802,772	—	—	10,802,772
Multi-Utilities	5,171,120	—	—	5,171,120
Oil, Gas & Consumable Fuels	24,804,507	—	—	24,804,507
Pharmaceuticals	13,036,907	—	—	13,036,907
Professional Services	20,151,834	—	—	20,151,834
Real Estate Management & Development	4,806,369	—	—	4,806,369
Residential REITs	7,212,466	—	—	7,212,466
Retail REITs	12,439,871	—	—	12,439,871
Semiconductors & Semiconductor Equipment	21,644,145	—	—	21,644,145
Software	50,054,660	—	—	50,054,660
Specialty Retail	10,473,549	—	—	10,473,549
Textiles, Apparel & Luxury Goods	7,471,955	—	—	7,471,955
Trading Companies & Distributors	28,962,082	—	—	28,962,082
Money Market Fund	18,722,320	—	—	18,722,320
Total Investments	$656,986,229	$—	$—	$656,986,229

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Macquarie SMID Cap Core Fund-11

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$3,368,991	$5,871,938
Long-term capital gains	31,059,824	30,494,568
Total	$34,428,815	$36,366,506
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$838,650
Undistributed long-term capital gains	14,613,735
Net unrealized appreciation	235,806,912
Distributable earnings/(accumulated loss)	$251,259,297
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,318,371	1,151,654
Service Class	981,587	924,138
Shares reinvested:
Standard Class	825,707	1,007,868
Service Class	488,897	591,839
	3,614,562	3,675,499
Shares redeemed:
Standard Class	(2,587,766)	(2,048,906)
Service Class	(1,586,615)	(1,360,086)
	(4,174,381)	(3,408,992)
Net increase (decrease)	(559,819)	266,507
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Macquarie SMID Cap Core Fund-12

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie SMID Cap Core Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie SMID Cap Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie SMID Cap Core Fund (formerly LVIP Delaware SMID Cap Core Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the periods in the two-year period ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie SMID Cap Core Fund–14

LVIP Macquarie Social Awareness Fund
(formerly, LVIP Delaware Social Awareness Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Social Awareness Fund

LVIP Macquarie Social Awareness Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.45%
Automobile Components–0.27%
BorgWarner, Inc.	68,504	$2,177,742
		2,177,742
Automobiles–1.04%
†Tesla, Inc.	21,070	8,508,909
		8,508,909
Banks–4.85%
East West Bancorp, Inc.	96,587	9,249,171
JPMorgan Chase & Co.	79,065	18,952,671
U.S. Bancorp	150,096	7,179,092
Webster Financial Corp.	77,644	4,287,502
		39,668,436
Beverages–0.99%
PepsiCo, Inc.	53,425	8,123,805
		8,123,805
Biotechnology–2.47%
†Exact Sciences Corp.	87,845	4,936,010
†Insmed, Inc.	41,591	2,871,443
†Neurocrine Biosciences, Inc.	36,557	4,990,030
†Vertex Pharmaceuticals, Inc.	18,374	7,399,210
		20,196,693
Broadline Retail–4.38%
†Amazon.com, Inc.	163,314	35,829,458
		35,829,458
Building Products–1.71%
Carlisle Cos., Inc.	12,672	4,673,941
Trane Technologies PLC	25,201	9,307,989
		13,981,930
Capital Markets–2.75%
Blackrock, Inc.	9,097	9,325,426
Intercontinental Exchange, Inc.	49,894	7,434,705
Raymond James Financial, Inc.	37,097	5,762,277
		22,522,408
Chemicals–1.78%
Corteva, Inc.	59,640	3,397,094
DuPont de Nemours, Inc.	52,758	4,022,798
Linde PLC	17,121	7,168,049
		14,587,941
Commercial Services & Supplies–0.51%
Waste Management, Inc.	20,622	4,161,313
		4,161,313
Communications Equipment–0.81%
Cisco Systems, Inc.	111,359	6,592,453
		6,592,453
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.92%
†Ameresco, Inc. Class A	35,937	$843,801
Quanta Services, Inc.	41,282	13,047,176
†WillScot Holdings Corp.	53,820	1,800,279
		15,691,256
Consumer Staples Distribution & Retail–0.85%
Casey's General Stores, Inc.	17,520	6,941,950
		6,941,950
Diversified Telecommunication Services–0.53%
AT&T, Inc.	189,664	4,318,649
		4,318,649
Electrical Equipment–1.49%
Eaton Corp. PLC	19,362	6,425,667
Emerson Electric Co.	33,510	4,152,894
Rockwell Automation, Inc.	5,575	1,593,279
		12,171,840
Entertainment–0.85%
Walt Disney Co.	62,072	6,911,717
		6,911,717
Financial Services–2.42%
Visa, Inc. Class A	62,676	19,808,123
		19,808,123
Food Products–0.48%
General Mills, Inc.	61,194	3,902,341
		3,902,341
Ground Transportation–1.33%
Knight-Swift Transportation Holdings, Inc.	86,907	4,609,547
Union Pacific Corp.	27,441	6,257,646
		10,867,193
Health Care Equipment & Supplies–2.45%
Abbott Laboratories	69,359	7,845,196
Becton Dickinson & Co.	19,203	4,356,585
†Edwards Lifesciences Corp.	45,571	3,373,621
†Lantheus Holdings, Inc.	49,406	4,419,861
		19,995,263
Health Care Providers & Services–0.97%
Cigna Group	28,798	7,952,280
		7,952,280
Health Care Technology–0.28%
†Veeva Systems, Inc. Class A	10,721	2,254,090
		2,254,090
Hotels, Restaurants & Leisure–1.91%
Aramark	108,671	4,054,515
LVIP Macquarie Social Awareness Fund-1

LVIP Macquarie Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	59,577	$5,436,401
Texas Roadhouse, Inc.	34,105	6,153,565
		15,644,481
Household Durables–1.15%
Dr. Horton, Inc.	29,878	4,177,542
Toll Brothers, Inc.	41,165	5,184,732
		9,362,274
Industrial REITs–0.52%
First Industrial Realty Trust, Inc.	85,354	4,278,796
		4,278,796
Insurance–2.70%
Axis Capital Holdings Ltd.	95,461	8,459,754
Kemper Corp.	94,567	6,283,032
Reinsurance Group of America, Inc.	34,134	7,292,046
		22,034,832
Interactive Media & Services–7.19%
Alphabet, Inc. Class A	209,414	39,642,070
Meta Platforms, Inc. Class A	32,642	19,112,218
		58,754,288
IT Services–1.68%
Accenture PLC Class A	26,283	9,246,097
†MongoDB, Inc.	9,548	2,222,870
†Snowflake, Inc. Class A	14,484	2,236,474
		13,705,441
Leisure Products–0.43%
†YETI Holdings, Inc.	91,816	3,535,834
		3,535,834
Life Sciences Tools & Services–1.88%
†ICON PLC	13,310	2,791,240
†Repligen Corp.	28,622	4,119,851
Thermo Fisher Scientific, Inc.	16,313	8,486,512
		15,397,603
Machinery–2.78%
Deere & Co.	12,253	5,191,596
Ingersoll Rand, Inc.	30,201	2,731,983
Lincoln Electric Holdings, Inc.	23,773	4,456,724
Parker-Hannifin Corp.	16,297	10,365,381
		22,745,684
Media–0.71%
Comcast Corp. Class A	155,440	5,833,663
		5,833,663
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.28%
Reliance, Inc.	8,389	$2,258,822
		2,258,822
Oil, Gas & Consumable Fuels–3.27%
ConocoPhillips	74,911	7,428,924
Diamondback Energy, Inc.	54,995	9,009,831
Expand Energy Corp.	74,584	7,424,837
Permian Resources Corp.	198,736	2,857,824
		26,721,416
Passenger Airlines–0.59%
Delta Air Lines, Inc.	80,097	4,845,868
		4,845,868
Pharmaceuticals–2.95%
Eli Lilly & Co.	14,452	11,156,944
Merck & Co., Inc.	83,716	8,328,068
Pfizer, Inc.	175,586	4,658,296
		24,143,308
Real Estate Management & Development–0.50%
†Jones Lang LaSalle, Inc.	16,233	4,109,222
		4,109,222
Residential REITs–0.58%
Camden Property Trust	41,039	4,762,166
		4,762,166
Semiconductors & Semiconductor Equipment–10.42%
Broadcom, Inc.	107,429	24,906,339
NVIDIA Corp.	360,010	48,345,743
†ON Semiconductor Corp.	78,895	4,974,330
Texas Instruments, Inc.	37,205	6,976,309
		85,202,721
Software–14.36%
†Adobe, Inc.	9,406	4,182,660
†Crowdstrike Holdings, Inc. Class A	19,828	6,784,348
†Datadog, Inc. Class A	19,241	2,749,347
Intuit, Inc.	8,875	5,577,938
Microsoft Corp.	129,776	54,700,584
†Palo Alto Networks, Inc.	32,276	5,872,941
†PTC, Inc.	21,953	4,036,498
Roper Technologies, Inc.	14,624	7,602,286
Salesforce, Inc.	29,486	9,858,054
†ServiceNow, Inc.	10,282	10,900,154
†Tyler Technologies, Inc.	8,990	5,183,994
		117,448,804
Specialized REITs–0.46%
American Tower Corp.	20,626	3,783,015
		3,783,015
LVIP Macquarie Social Awareness Fund-2

LVIP Macquarie Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.67%
Home Depot, Inc.	34,147	$13,282,842
Tractor Supply Co.	161,570	8,572,904
		21,855,746
Technology Hardware, Storage & Peripherals–5.99%
Apple, Inc.	195,569	48,974,389
		48,974,389
Textiles, Apparel & Luxury Goods–0.49%
NIKE, Inc. Class B	53,085	4,016,942
		4,016,942
Trading Companies & Distributors–0.35%
FTAI Aviation Ltd.	19,999	2,880,656
		2,880,656
Water Utilities–0.46%
American Water Works Co., Inc.	30,060	3,742,169
		3,742,169
Total Common Stock (Cost $288,368,788)		813,203,930

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.64%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	5,220,594	$5,220,594
Total Money Market Fund (Cost $5,220,594)		5,220,594

TOTAL INVESTMENTS–100.09% (Cost $293,589,382)	818,424,524
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(741,156)
NET ASSETS APPLICABLE TO 15,378,081 SHARES OUTSTANDING–100.00%	$817,683,368
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SOCIAL AWARENESS FUND STANDARD CLASS ($692,356,808 / 12,999,728 Shares)	$53.259
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SOCIAL AWARENESS FUND SERVICE CLASS ($125,326,560 / 2,378,353 Shares)	$52.695
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$231,696,197
Distributable earnings/(accumulated loss)	585,987,171
TOTAL NET ASSETS	$817,683,368

†Non-income producing.

★Includes $939,238 payable for fund shares redeemed, $9,336 other accrued expenses payable, $320,756 due to manager and affiliates,
$22,140 payable for audit fee and $38,150 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-3

LVIP Macquarie Social Awareness Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$9,845,508
EXPENSES:
Management fees	3,001,098
Distribution fees-Service Class	439,102
Shareholder servicing fees	235,973
Accounting and administration expenses	108,626
Professional fees	50,493
Reports and statements to shareholders	28,724
Trustees’ fees and expenses	25,679
Consulting fees	8,273
Custodian fees	5,157
Pricing fees	869
Other	30,647
Total operating expenses	3,934,641
NET INVESTMENT INCOME	5,910,867
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	63,182,689
Net change in unrealized appreciation (depreciation) of investments	85,112,593
NET REALIZED AND UNREALIZED GAIN	148,295,282
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$154,206,149
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Social Awareness Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,910,867	$6,593,687
Net realized gain	63,182,689	27,198,080
Net change in unrealized appreciation (depreciation)	85,112,593	153,897,810
Net increase in net assets resulting from operations	154,206,149	187,689,577
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(27,718,152)	(50,554,093)
Service Class	(4,690,014)	(8,967,672)
	(32,408,166)	(59,521,765)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,650,642	7,352,240
Service Class	7,879,337	9,187,060
Reinvestment of dividends and distributions:
Standard Class	27,718,152	50,554,093
Service Class	4,690,014	8,967,672
	54,938,145	76,061,065
Cost of shares redeemed:
Standard Class	(104,984,663)	(70,003,548)
Service Class	(25,543,074)	(18,056,260)
	(130,527,737)	(88,059,808)
Decrease in net assets derived from capital share transactions	(75,589,592)	(11,998,743)
NET INCREASE IN NET ASSETS	46,208,391	116,169,069
NET ASSETS:
Beginning of year	771,474,977	655,305,908
End of year	$817,683,368	$771,474,977
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-4

LVIP Macquarie Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Social Awareness Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$45.827	$38.311	$54.896	$45.599	$41.154
Income (loss) from investment operations:
Net investment income[1]	0.398	0.419	0.476	0.418	0.480
Net realized and unrealized gain (loss)	9.173	10.816	(11.429)	11.535	7.230
Total from investment operations	9.571	11.235	(10.953)	11.953	7.710
Less dividends and distributions from:
Net investment income	(0.430)	(0.429)	(0.480)	(0.433)	(0.533)
Net realized gain	(1.709)	(3.290)	(5.152)	(2.223)	(2.732)
Total dividends and distributions	(2.139)	(3.719)	(5.632)	(2.656)	(3.265)
Net asset value, end of period	$53.259	$45.827	$38.311	$54.896	$45.599
Total return[2]	21.07%	30.17%	(19.71% )	26.43%	19.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$692,356	$651,939	$555,475	$760,315	$672,678
Ratio of expenses to average net assets	0.43%	0.45%	0.44%	0.43%	0.45%
Ratio of net investment income to average net assets	0.78%	0.97%	1.05%	0.81%	1.19%
Portfolio turnover	5%	6%	12%	12%	10%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-5

LVIP Macquarie Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Social Awareness Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$45.365	$37.973	$54.473	$45.280	$40.909
Income (loss) from investment operations:
Net investment income[1]	0.217	0.266	0.314	0.235	0.336
Net realized and unrealized gain (loss)	9.067	10.699	(11.330)	11.436	7.159
Total from investment operations	9.284	10.965	(11.016)	11.671	7.495
Less dividends and distributions from:
Net investment income	(0.245)	(0.283)	(0.332)	(0.255)	(0.392)
Net realized gain	(1.709)	(3.290)	(5.152)	(2.223)	(2.732)
Total dividends and distributions	(1.954)	(3.573)	(5.484)	(2.478)	(3.124)
Net asset value, end of period	$52.695	$45.365	$37.973	$54.473	$45.280
Total return[2]	20.65%	29.72%	(19.99% )	25.99%	19.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$125,327	$119,535	$99,831	$133,121	$108,828
Ratio of expenses to average net assets	0.78%	0.80%	0.79%	0.78%	0.80%
Ratio of net investment income to average net assets	0.43%	0.62%	0.70%	0.46%	0.84%
Portfolio turnover	5%	6%	12%	12%	10%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-6

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Social Awareness Fund (formerly, LVIP Delaware Social Awareness Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from
LVIP Macquarie Social Awareness Fund-7

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$66,711
Legal	10,131
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,046 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$261,686
Distribution fees payable to LFD	38,359
Shareholder servicing fees payable to Lincoln Life	20,711
LVIP Macquarie Social Awareness Fund-8

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$43,871,644
Sales	137,774,315
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$295,188,914
Aggregate unrealized appreciation of investments	$530,240,252
Aggregate unrealized depreciation of investments	(7,004,643)
Net unrealized appreciation of investments	$523,235,609
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$813,203,930	$—	$—	$813,203,930
Money Market Fund	5,220,594	—	—	5,220,594
Total Investments	$818,424,524	$—	$—	$818,424,524
There were no Level 3 investments at the beginning or end of the year.
LVIP Macquarie Social Awareness Fund-9

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$5,930,500	$7,317,760
Long-term capital gains	26,477,666	52,204,005
Total	$32,408,166	$59,521,765
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$62,751,561
Other temporary differences	1
Net unrealized appreciation	523,235,609
Distributable earnings/(accumulated loss)	$585,987,171
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	292,302	169,627
Service Class	157,697	214,786
Shares reinvested:
Standard Class	537,409	1,188,468
Service Class	92,359	214,051
	1,079,767	1,786,932
Shares redeemed:
Standard Class	(2,056,009)	(1,631,203)
Service Class	(506,678)	(422,840)
	(2,562,687)	(2,054,043)
Net decrease	(1,482,920)	(267,111)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Macquarie Social Awareness Fund-10

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. Investing exclusively in socially responsible companies is a type of environmental, social and governance (“ESG”) investing. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Social Awareness Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Social Awareness Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Social Awareness Fund (formerly, LVIP Delaware Social Awareness Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Social Awareness Fund–12

LVIP Macquarie U.S. Growth Fund
(formerly, LVIP Delaware U.S. Growth Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie U.S. Growth Fund

LVIP Macquarie U.S. Growth Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–100.01%
Automobiles–3.78%
†Tesla, Inc.	42,655	$17,225,795
		17,225,795
Biotechnology–0.20%
†Exelixis, Inc.	27,754	924,208
		924,208
Broadline Retail–5.04%
†Amazon.com, Inc.	104,723	22,975,179
		22,975,179
Building Products–0.58%
Trane Technologies PLC	7,175	2,650,086
		2,650,086
Communications Equipment–1.55%
†Arista Networks, Inc.	63,768	7,048,277
		7,048,277
Construction & Engineering–2.11%
Comfort Systems USA, Inc.	7,391	3,134,228
EMCOR Group, Inc.	14,267	6,475,791
		9,610,019
Consumer Staples Distribution & Retail–3.26%
Costco Wholesale Corp.	16,233	14,873,811
		14,873,811
Diversified Consumer Services–0.24%
†Grand Canyon Education, Inc.	6,666	1,091,891
		1,091,891
Electrical Equipment–0.35%
Vertiv Holdings Co. Class A	14,148	1,607,354
		1,607,354
Entertainment–2.10%
†Netflix, Inc.	7,171	6,391,656
†Spotify Technology SA	7,106	3,179,082
		9,570,738
Financial Services–3.65%
†Block, Inc.	60,003	5,099,655
Mastercard, Inc. Class A	6,041	3,181,009
†Toast, Inc. Class A	47,445	1,729,370
Visa, Inc. Class A	20,985	6,632,100
		16,642,134
Ground Transportation–0.99%
†Uber Technologies, Inc.	74,468	4,491,910
		4,491,910
Health Care Equipment & Supplies–0.41%
†Intuitive Surgical, Inc.	3,580	1,868,617
		1,868,617
Health Care Providers & Services–1.73%
McKesson Corp.	13,856	7,896,673
		7,896,673
Health Care Technology–0.71%
†Doximity, Inc. Class A	18,638	995,083
†Veeva Systems, Inc. Class A	10,742	2,258,505
		3,253,588
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–4.66%
Booking Holdings, Inc.	2,499	$12,416,081
†DoorDash, Inc. Class A	52,657	8,833,212
		21,249,293
Independent Power and Renewable Electricity Producers–0.10%
Vistra Corp.	3,391	467,517
		467,517
Interactive Media & Services–13.96%
Alphabet, Inc. Class A	117,223	22,190,314
Alphabet, Inc. Class C	92,016	17,523,527
Meta Platforms, Inc. Class A	36,488	21,364,089
†Pinterest, Inc. Class A	88,828	2,576,012
		63,653,942
IT Services–0.56%
†EPAM Systems, Inc.	3,187	745,184
†Twilio, Inc. Class A	16,568	1,790,670
		2,535,854
Life Sciences Tools & Services–0.28%
†Medpace Holdings, Inc.	3,912	1,299,684
		1,299,684
Pharmaceuticals–3.25%
Eli Lilly & Co.	14,857	11,469,604
Merck & Co., Inc.	33,456	3,328,203
		14,797,807
Semiconductors & Semiconductor Equipment–16.58%
Applied Materials, Inc.	39,948	6,496,743
Broadcom, Inc.	69,892	16,203,761
KLA Corp.	3,159	1,990,549
Lam Research Corp.	46,490	3,357,973
Monolithic Power Systems, Inc.	5,138	3,040,155
NVIDIA Corp.	269,836	36,236,276
QUALCOMM, Inc.	53,675	8,245,554
		75,571,011
Software–20.06%
†Adobe, Inc.	15,644	6,956,574
†Appfolio, Inc. Class A	14,611	3,604,826
†AppLovin Corp. Class A	6,178	2,000,622
†DocuSign, Inc.	13,183	1,185,679
†Fair Isaac Corp.	679	1,351,841
†Fortinet, Inc.	57,972	5,477,195
†Manhattan Associates, Inc.	26,399	7,134,066
Microsoft Corp.	88,832	37,442,688
†Palantir Technologies, Inc. Class A	34,721	2,625,949
Salesforce, Inc.	25,869	8,648,783
†ServiceNow, Inc.	10,890	11,544,707
†Smartsheet, Inc. Class A	44,116	2,471,819
†Workday, Inc. Class A	3,941	1,016,896
		91,461,645
Specialty Retail–3.14%
Ross Stores, Inc.	23,789	3,598,562
TJX Cos., Inc.	88,713	10,717,417
		14,315,979
LVIP Macquarie U.S. Growth Fund-1

LVIP Macquarie U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–10.12%
Apple, Inc.	167,864	$42,036,503
NetApp, Inc.	35,389	4,107,955
		46,144,458
Textiles, Apparel & Luxury Goods–0.60%
†Deckers Outdoor Corp.	13,499	2,741,512
		2,741,512
Total Common Stock (Cost $242,815,217)		455,968,982

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	243,352	$243,352
Total Money Market Fund (Cost $243,352)		243,352

TOTAL INVESTMENTS–100.06% (Cost $243,058,569)	456,212,334
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(286,391)
NET ASSETS APPLICABLE TO 38,089,253 SHARES OUTSTANDING–100.00%	$455,925,943
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. GROWTH FUND STANDARD CLASS ($98,161,196 / 7,518,762 Shares)	$13.056
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. GROWTH FUND SERVICE CLASS ($357,764,747 / 30,570,491 Shares)	$11.703
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$188,574,872
Distributable earnings/(accumulated loss)	267,351,071
TOTAL NET ASSETS	$455,925,943

†Non-income producing.

★Includes $844,610 payable for fund shares redeemed, $7,325 other accrued expenses payable, $365,212 due to manager and affiliates,
$21,000 payable for audit fee and $27,363 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-2

LVIP Macquarie U.S. Growth Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$2,538,669
EXPENSES:
Management fees	3,101,110
Distribution fees-Service Class	1,036,675
Shareholder servicing fees	138,655
Accounting and administration expenses	95,437
Professional fees	43,267
Reports and statements to shareholders	22,005
Trustees’ fees and expenses	15,365
Consulting fees	6,536
Custodian fees	5,637
Pricing fees	605
Other	14,733
Total operating expenses	4,480,025
NET INVESTMENT LOSS	(1,941,356)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	78,358,681
Futures contracts	1,488,064
Net realized gain	79,846,745
Net change in unrealized appreciation (depreciation) of investments	61,505,875
NET REALIZED AND UNREALIZED GAIN	141,352,620
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,411,264
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie U.S. Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,941,356)	$(304,958)
Net realized gain	79,846,745	24,104,157
Net change in unrealized appreciation (depreciation)	61,505,875	123,726,119
Net increase in net assets resulting from operations	139,411,264	147,525,318
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(7,633,821)	—
Service Class	(31,100,625)	—
	(38,734,446)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,592,100	100,247,551
Service Class	30,481,385	31,302,617
Reinvestment of dividends and distributions:
Standard Class	7,633,821	—
Service Class	31,100,625	—
	116,807,931	131,550,168
Cost of shares redeemed:
Standard Class	(157,207,052)	(19,614,939)
Service Class	(99,253,127)	(83,875,459)
	(256,460,179)	(103,490,398)
Increase (decrease) in net assets derived from capital share transactions	(139,652,248)	28,059,770
NET INCREASE (DECREASE) IN NET ASSETS	(38,975,430)	175,585,088
NET ASSETS:
Beginning of year	494,901,373	319,316,285
End of year	$455,925,943	$494,901,373
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-3

LVIP Macquarie U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. Growth Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$10.564	$7.121	$12.491	$13.770	$10.150
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.023)	0.014	0.011	(0.028)	(0.030)
Net realized and unrealized gain (loss)	3.577	3.429	(3.464)	2.193	4.220
Total from investment operations	3.554	3.443	(3.453)	2.165	4.190
Less dividends and distributions from:
Net realized gain	(1.062)	—	(1.917)	(3.443)	(0.570)
Return of capital	—	—	—	(0.001)	—
Total dividends and distributions	(1.062)	—	(1.917)	(3.444)	(0.570)
Net asset value, end of period	$13.056	$10.564	$7.121	$12.491	$13.770
Total return[3]	34.07%	48.35%	(27.66% )	18.10%	44.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,161	$168,808	$56,620	$74,978	$68,745
Ratio of expenses to average net assets	0.72%	0.72%	0.73%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets	(0.19% )	0.16%	0.12%	(0.23% )	(0.23% )
Portfolio turnover	42%	41%	33%	91%	54%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-4

LVIP Macquarie U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. Growth Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$9.584	$6.480	$11.638	$13.080	$9.700
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.054)	(0.012)	(0.015)	(0.062)	(0.060)
Net realized and unrealized gain (loss)	3.235	3.116	(3.226)	2.064	4.010
Total from investment operations	3.181	3.104	(3.241)	2.002	3.950
Less dividends and distributions from:
Net realized gain	(1.062)	—	(1.917)	(3.443)	(0.570)
Return of capital	—	—	—	(0.001)	—
Total dividends and distributions	(1.062)	—	(1.917)	(3.444)	(0.570)
Net asset value, end of period	$11.703	$9.584	$6.480	$11.638	$13.080
Total return[3]	33.66%	47.90%	(27.88% )	17.74%	43.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$357,765	$326,094	$262,696	$376,868	$371,268
Ratio of expenses to average net assets	1.02%	1.02%	1.03%	1.02%	1.03%
Ratio of net investment loss to average net assets	(0.49% )	(0.14% )	(0.18% )	(0.53% )	(0.53% )
Portfolio turnover	42%	41%	33%	91%	54%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-5

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie U.S. Growth Fund (formerly, LVIP Delaware U.S. Growth Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Macquarie U.S. Growth Fund-6

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2024, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$39,783
Legal	6,042
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,477 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Macquarie U.S. Growth Fund-7

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$259,551
Distribution fees payable to LFD	94,081
Shareholder servicing fees payable to Lincoln Life	11,580
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$201,288,561
Sales	377,966,827
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$244,417,894
Aggregate unrealized appreciation of investments	$214,729,609
Aggregate unrealized depreciation of investments	(2,935,169)
Net unrealized appreciation of investments	$211,794,440
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$455,968,982	$—	$—	$455,968,982
Money Market Fund	243,352	—	—	243,352
Total Investments	$456,212,334	$—	$—	$456,212,334
There were no Level 3 investments at the beginning or end of the year.
LVIP Macquarie U.S. Growth Fund-8

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$22,717,593	$—
Long-term capital gains	16,016,853	—
Total	$38,734,446	$—
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,159,516
Undistributed long-term capital gains	54,397,116
Net unrealized appreciation	211,794,439
Distributable earnings/(accumulated loss)	$267,351,071
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$57,497	$(57,497)
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	4,109,064	10,202,706
Service Class	2,733,690	3,804,536
Shares reinvested:
Standard Class	597,356	—
Service Class	2,708,276	—
	10,148,386	14,007,242
Shares redeemed:
Standard Class	(13,166,648)	(2,175,283)
Service Class	(8,895,781)	(10,322,706)
	(22,062,429)	(12,497,989)
Net increase (decrease)	(11,914,043)	1,509,253
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP Macquarie U.S. Growth Fund-9

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   During the year ended December 31, 2024, the Fund had open futures contracts with a notional of $121,443,487 for 1 day.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,488,064	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Macquarie U.S. Growth Fund-10

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie U.S. Growth Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie U.S. Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie U.S. Growth Fund (formerly LVIP Delaware U.S. Growth Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the periods in the two-year period ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie U.S. Growth Fund–12

LVIP Macquarie U.S. REIT Fund
(formerly, LVIP Delaware U.S. REIT Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie U.S. REIT Fund

LVIP Macquarie U.S. REIT Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.57%
Real Estate Oper/Develop–0.24%
Alexander & Baldwin, Inc.	49,634	$880,507
		880,507
REIT Apartments–14.75%
American Homes 4 Rent Class A	128,845	4,821,380
AvalonBay Communities, Inc.	50,637	11,138,621
Camden Property Trust	56,437	6,548,950
Equity Residential	125,151	8,980,836
Essex Property Trust, Inc.	27,944	7,976,335
Invitation Homes, Inc.	245,152	7,837,509
Mid-America Apartment Communities, Inc.	38,947	6,020,038
		53,323,669
REIT Diversified–21.38%
Broadstone Net Lease, Inc.	60,537	960,117
Digital Realty Trust, Inc.	79,226	14,049,147
EPR Properties	33,910	1,501,535
Equinix, Inc.	31,822	30,004,646
Gaming & Leisure Properties, Inc.	165,667	7,978,523
Gladstone Commercial Corp.	48,147	781,907
InvenTrust Properties Corp.	7,012	211,271
Lamar Advertising Co. Class A	35,876	4,367,544
Outfront Media, Inc.	162,564	2,883,885
VICI Properties, Inc.	497,646	14,536,240
		77,274,815
REIT Health Care–12.38%
Alexandria Real Estate Equities, Inc.	69,228	6,753,191
CareTrust REIT, Inc.	95,149	2,573,780
Healthpeak Properties, Inc.	67,986	1,378,076
Medical Properties Trust, Inc.	137,928	544,816
National Health Investors, Inc.	24,549	1,701,246
Ventas, Inc.	126,090	7,425,440
Welltower, Inc.	193,390	24,372,942
		44,749,491
REIT Hotels–6.57%
Apple Hospitality REIT, Inc.	247,028	3,791,880
Chatham Lodging Trust	171,808	1,537,681
Host Hotels & Resorts, Inc.	363,912	6,375,738
Park Hotels & Resorts, Inc.	145,885	2,052,602
RLJ Lodging Trust	62,094	633,980
Ryman Hospitality Properties, Inc.	60,717	6,335,212
Sunstone Hotel Investors, Inc.	164,299	1,945,300
Xenia Hotels & Resorts, Inc.	71,557	1,063,337
		23,735,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Manufactured Homes–2.18%
Equity LifeStyle Properties, Inc.	57,021	$3,797,599
Sun Communities, Inc.	33,150	4,076,455
		7,874,054
REIT Office Property–2.95%
BXP, Inc.	29,490	2,192,876
COPT Defense Properties	10,155	314,297
Cousins Properties, Inc.	158,501	4,856,471
Orion Office REIT, Inc.	63,164	234,339
Piedmont Office Realty Trust, Inc. Class A	284,136	2,599,845
Vornado Realty Trust	10,883	457,521
		10,655,349
REIT Regional Malls–4.87%
Simon Property Group, Inc.	102,140	17,589,529
		17,589,529
REIT Shopping Centers–8.37%
Alexander's, Inc.	819	163,849
Brixmor Property Group, Inc.	322,403	8,975,700
Curbline Properties Corp.	83,486	1,938,545
Kimco Realty Corp.	329,485	7,719,834
Kite Realty Group Trust	93,967	2,371,727
Phillips Edison & Co., Inc.	23,026	862,554
Regency Centers Corp.	78,371	5,793,968
Retail Opportunity Investments Corp.	90,004	1,562,469
SITE Centers Corp.	41,743	638,250
Urban Edge Properties	9,796	210,614
		30,237,510
REIT Single Tenant–4.09%
Realty Income Corp.	276,486	14,767,117
		14,767,117
REIT Storage–10.18%
CubeSmart	104,199	4,464,927
Extra Space Storage, Inc.	56,701	8,482,470
Iron Mountain, Inc.	79,790	8,386,727
Public Storage	51,671	15,472,364
		36,806,488
REIT Warehouse/Industry–9.61%
Americold Realty Trust, Inc.	59,000	1,262,600
Innovative Industrial Properties, Inc.	20,071	1,337,531
Plymouth Industrial REIT, Inc.	77,319	1,376,278
Prologis, Inc.	250,474	26,475,102
LVIP Macquarie U.S. REIT Fund-1

LVIP Macquarie U.S. REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Rexford Industrial Realty, Inc.	86,134	$3,329,941
Terreno Realty Corp.	15,948	943,165
		34,724,617
Total Common Stock (Cost $276,321,745)		352,618,876

MONEY MARKET FUND–2.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	7,853,906	7,853,906
Total Money Market Fund (Cost $7,853,906)		7,853,906

TOTAL INVESTMENTS–99.74% (Cost $284,175,651)	$360,472,782
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	949,401
NET ASSETS APPLICABLE TO 26,264,114 SHARES OUTSTANDING–100.00%	$361,422,183
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. REIT FUND STANDARD CLASS ($218,013,274 / 15,859,304 Shares)	$13.747
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. REIT FUND SERVICE CLASS ($143,408,909 / 10,404,810 Shares)	$13.783
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$319,513,545
Distributable earnings/(accumulated loss)	41,908,638
TOTAL NET ASSETS	$361,422,183

★Includes $11,012 expense reimbursement receivable from Lincoln Financial Investments Corporation, $745,312 payable for fund shares redeemed, $6,534 other accrued expenses payable, $282,109 due to manager and affiliates, $25,200 payable for audit fee and $22,712 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-2

LVIP Macquarie U.S. REIT Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$11,597,493
EXPENSES:
Management fees	2,741,175
Distribution fees-Service Class	441,927
Shareholder servicing fees	105,992
Accounting and administration expenses	71,089
Professional fees	38,077
Reports and statements to shareholders	21,750
Trustees’ fees and expenses	11,709
Consulting fees	5,593
Custodian fees	5,361
Pricing fees	490
Other	65,170
3,508,333
Less:
Expenses reimbursed	(32,840)
Total operating expenses	3,475,493
NET INVESTMENT INCOME	8,122,000
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,450,536
Net change in unrealized appreciation (depreciation) of investments	14,645,872
NET REALIZED AND UNREALIZED GAIN	20,096,408
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,218,408
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie U.S. REIT Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,122,000	$9,465,974
Net realized gain (loss)	5,450,536	(3,281,102)
Net change in unrealized appreciation (depreciation)	14,645,872	35,644,464
Net increase in net assets resulting from operations	28,218,408	41,829,336
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,307,556)	(5,821,926)
Service Class	(3,039,251)	(3,669,044)
Return of capital:
Standard Class	(1,526,955)	(1,140,943)
Service Class	(1,030,950)	(833,476)
	(10,904,712)	(11,465,389)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,926,988	27,869,427
Service Class	13,210,677	13,154,730
Reinvestment of dividends and distributions:
Standard Class	6,834,511	6,962,869
Service Class	4,070,201	4,502,520
	54,042,377	52,489,546
Cost of shares redeemed:
Standard Class	(45,686,832)	(32,367,164)
Service Class	(33,522,710)	(25,431,834)
	(79,209,542)	(57,798,998)
Decrease in net assets derived from capital share transactions	(25,167,165)	(5,309,452)
NET INCREASE (DECREASE) IN NET ASSETS	(7,853,469)	25,054,495
NET ASSETS:
Beginning of year	369,275,652	344,221,157
End of year	$361,422,183	$369,275,652
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-3

LVIP Macquarie U.S. REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. REIT Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$13.166	$12.081	$16.787	$12.090	$14.690
Income (loss) from investment operations:
Net investment income[2]	0.319	0.355	0.288	0.140	0.230
Net realized and unrealized gain (loss)	0.708	1.166	(4.542)	4.994	(1.920)
Total from investment operations	1.027	1.521	(4.254)	5.134	(1.690)
Less dividends and distributions from:
Net investment income	(0.351)	(0.366)	(0.313)	(0.436)	(0.250)
Net realized gain	—	—	—	—	(0.660)
Return of capital	(0.095)	(0.070)	(0.139)	(0.001)	—
Total dividends and distributions	(0.446)	(0.436)	(0.452)	(0.437)	(0.910)
Net asset value, end of period	$13.747	$13.166	$12.081	$16.787	$12.090
Total return[3]	7.87%	12.58%	(25.30% )	43.07%	(10.41% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$218,013	$216,340	$196,242	$274,086	$214,644
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.82%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.84%	0.82%	0.84%
Ratio of net investment income to average net assets	2.34%	2.86%	2.05%	0.98%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.33%	2.85%	2.04%	0.98%	1.93%
Portfolio turnover	15%	16%	16%	15%	127%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-4

LVIP Macquarie U.S. REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. REIT Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$13.198	$12.111	$16.818	$12.080	$14.660
Income (loss) from investment operations:
Net investment income[2]	0.278	0.319	0.246	0.097	0.190
Net realized and unrealized gain (loss)	0.709	1.166	(4.545)	4.982	(1.900)
Total from investment operations	0.987	1.485	(4.299)	5.079	(1.710)
Less dividends and distributions from:
Net investment income	(0.307)	(0.327)	(0.269)	(0.340)	(0.210)
Net realized gain	—	—	—	—	(0.660)
Return of capital	(0.095)	(0.071)	(0.139)	(0.001)	—
Total dividends and distributions	(0.402)	(0.398)	(0.408)	(0.341)	(0.870)
Net asset value, end of period	$13.783	$13.198	$12.111	$16.818	$12.080
Total return[3]	7.55%	12.24%	(25.53% )	42.54%	(10.64% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,409	$152,935	$147,979	$218,731	$174,364
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.12%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.14%	1.12%	1.14%
Ratio of net investment income to average net assets	2.04%	2.56%	1.75%	0.68%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.03%	2.55%	1.74%	0.68%	1.63%
Portfolio turnover	15%	16%	16%	15%	127%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-5

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie U.S. REIT Fund (formerly, LVIP Delaware U.S. REIT Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are
LVIP Macquarie U.S. REIT Fund-6

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$20,960	$41,738	$32,840	$95,538
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$30,156
Legal	4,579
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,183 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Macquarie U.S. REIT Fund-7

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$11,012
Management fees payable to LFI	235,525
Distribution fees payable to LFD	37,477
Shareholder servicing fees payable to Lincoln Life	9,107
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$52,615,516
Sales	82,136,695
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$295,151,955
Aggregate unrealized appreciation of investments	$77,617,652
Aggregate unrealized depreciation of investments	(12,296,825)
Net unrealized appreciation of investments	$65,320,827
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$352,618,876	$—	$—	$352,618,876
Money Market Fund	7,853,906	—	—	7,853,906
Total Investments	$360,472,782	$—	$—	$360,472,782
There were no Level 3 investments at the beginning or end of the year.
LVIP Macquarie U.S. REIT Fund-8

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$8,346,807	$9,490,970
Return of capital	2,557,905	1,974,419
Total	$10,904,712	$11,465,389
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(23,376,159)
Other temporary differences	(36,030)
Net unrealized appreciation	65,320,827
Distributable earnings/(accumulated loss)	$41,908,638
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily due to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$246,780	$(246,780)
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$13,319,792	$10,056,367	$23,376,159
In 2024, the Fund utilized $5,890,939 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	2,228,354	2,254,508
Service Class	970,087	1,063,257
Shares reinvested:
Standard Class	508,482	525,896
Service Class	301,988	339,250
	4,008,911	4,182,911
Shares redeemed:
Standard Class	(3,309,366)	(2,591,970)
Service Class	(2,455,398)	(2,032,448)
	(5,764,764)	(4,624,418)
Net decrease	(1,755,853)	(441,507)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP Macquarie U.S. REIT Fund-9

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie U.S. REIT Fund-10

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie U.S. REIT Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie U.S. REIT Fund (formerly LVIP Delaware U.S. REIT Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the periods in the two-year period ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie U.S. REIT Fund–11

LVIP Macquarie Value Fund
(formerly, LVIP Delaware Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Value Fund

LVIP Macquarie Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.96%
Aerospace & Defense–3.07%
Northrop Grumman Corp.	80,597	$37,823,366
		37,823,366
Banks–9.34%
Bank of America Corp.	847,300	37,238,835
Truist Financial Corp.	900,643	39,069,893
U.S. Bancorp	805,827	38,542,706
		114,851,434
Chemicals–3.16%
DuPont de Nemours, Inc.	509,838	38,875,148
		38,875,148
Communications Equipment–3.27%
Cisco Systems, Inc.	679,887	40,249,310
		40,249,310
Distributors–2.49%
Genuine Parts Co.	262,841	30,689,315
		30,689,315
Electric Utilities–3.21%
Duke Energy Corp.	366,815	39,520,648
		39,520,648
Electronic Equipment, Instruments & Components–3.17%
†Teledyne Technologies, Inc.	83,893	38,937,258
		38,937,258
Entertainment–6.25%
Electronic Arts, Inc.	255,995	37,452,069
Walt Disney Co.	354,207	39,440,949
		76,893,018
Financial Services–3.14%
Fidelity National Information Services, Inc.	478,830	38,675,099
		38,675,099
Food Products–5.80%
Conagra Brands, Inc.	1,363,904	37,848,336
Hershey Co.	197,915	33,516,905
		71,365,241
Health Care Equipment & Supplies–5.62%
Baxter International, Inc.	1,113,900	32,481,324
†Hologic, Inc.	508,088	36,628,064
		69,109,388
Health Care Providers & Services–4.59%
Cigna Group	117,451	32,432,919
CVS Health Corp.	534,300	23,984,727
		56,417,646
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–3.21%
Honeywell International, Inc.	174,975	$39,525,103
		39,525,103
Insurance–6.35%
Allstate Corp.	203,795	39,289,638
Travelers Cos., Inc.	161,407	38,881,332
		78,170,970
IT Services–3.14%
Cognizant Technology Solutions Corp. Class A	501,522	38,567,042
		38,567,042
Machinery–2.98%
Dover Corp.	195,227	36,624,585
		36,624,585
Oil, Gas & Consumable Fuels–5.89%
Chevron Corp.	249,000	36,065,160
Exxon Mobil Corp.	337,900	36,347,903
		72,413,063
Pharmaceuticals–5.60%
Johnson & Johnson	250,400	36,212,848
Merck & Co., Inc.	328,300	32,659,284
		68,872,132
Professional Services–3.19%
Jacobs Solutions, Inc.	293,959	39,278,802
		39,278,802
Residential REITs–3.27%
Equity Residential	560,139	40,195,575
		40,195,575
Semiconductors & Semiconductor Equipment–3.11%
Analog Devices, Inc.	179,800	38,200,308
		38,200,308
Software–2.95%
Oracle Corp.	217,811	36,296,025
		36,296,025
Specialty Retail–3.16%
Lowe's Cos., Inc.	157,641	38,905,799
		38,905,799
Textiles, Apparel & Luxury Goods–3.00%
NIKE, Inc. Class B	487,458	36,885,947
		36,885,947
Total Common Stock (Cost $1,054,466,450)		1,217,342,222

LVIP Macquarie Value Fund-1

LVIP Macquarie Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.06%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	13,066,655	$13,066,655
Total Money Market Fund (Cost $13,066,655)		13,066,655

TOTAL INVESTMENTS–100.02% (Cost $1,067,533,105)	$1,230,408,877
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(238,848)
NET ASSETS APPLICABLE TO 48,134,989 SHARES OUTSTANDING–100.00%	$1,230,170,029
NET ASSET VALUE PER SHARE–LVIP MACQUARIE VALUE FUND STANDARD CLASS ($958,299,348 / 37,492,355 Shares)	$25.560
NET ASSET VALUE PER SHARE–LVIP MACQUARIE VALUE FUND SERVICE CLASS ($271,870,681 / 10,642,634 Shares)	$25.545
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$963,766,875
Distributable earnings/(accumulated loss)	266,403,154
TOTAL NET ASSETS	$1,230,170,029

†Non-income producing.

★Includes $2,098,403 payable for fund shares redeemed, $12,446 other accrued expenses payable, $760,804 due to manager and affiliates,
$25,200 payable for audit fee and $56,385 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-2

LVIP Macquarie Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$32,813,273
EXPENSES:
Management fees	8,147,182
Distribution fees-Service Class	878,440
Shareholder servicing fees	390,033
Accounting and administration expenses	227,392
Professional fees	63,483
Trustees’ fees and expenses	43,191
Reports and statements to shareholders	38,267
Consulting fees	11,476
Custodian fees	7,884
Pricing fees	472
Other	45,589
Total operating expenses	9,853,409
NET INVESTMENT INCOME	22,959,864
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	105,817,602
Net change in unrealized appreciation (depreciation) of investments	(30,899,342)
NET REALIZED AND UNREALIZED GAIN	74,918,260
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,878,124
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,959,864	$20,736,347
Net realized gain	105,817,602	59,855,607
Net change in unrealized appreciation (depreciation)	(30,899,342)	(20,763,934)
Net increase in net assets resulting from operations	97,878,124	59,828,020
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(57,462,344)	(63,300,935)
Service Class	(15,048,891)	(17,432,429)
	(72,511,235)	(80,733,364)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	72,011,856	726,328,671
Service Class	18,097,425	27,448,228
Reinvestment of dividends and distributions:
Standard Class	57,462,344	63,300,935
Service Class	15,048,891	17,432,429
	162,620,516	834,510,263
Cost of shares redeemed:
Standard Class	(233,709,778)	(132,841,566)
Service Class	(63,713,665)	(58,397,921)
	(297,423,443)	(191,239,487)
Increase (decrease) in net assets derived from capital share transactions	(134,802,927)	643,270,776
NET INCREASE (DECREASE) IN NET ASSETS	(109,436,038)	622,365,432
NET ASSETS:
Beginning of year	1,339,606,067	717,240,635
End of year	$1,230,170,029	$1,339,606,067
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-3

LVIP Macquarie Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Value Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$25.237	$25.984	$29.690	$28.810	$31.090
Income (loss) from investment operations:
Net investment income[2]	0.472	0.477	0.457	0.454	0.550
Net realized and unrealized gain (loss)	1.369	0.367	(1.613)	5.619	(0.920)
Total from investment operations	1.841	0.844	(1.156)	6.073	(0.370)
Less dividends and distributions from:
Net investment income	(0.512)	(0.432)	(0.488)	(1.059)	(0.580)
Net realized gain	(1.006)	(1.159)	(2.062)	(4.131)	(1.330)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(1.518)	(1.591)	(2.550)	(5.193)	(1.910)
Net asset value, end of period	$25.560	$25.237	$25.984	$29.690	$28.810
Total return[3]	7.18%	3.49%	(3.27% )	22.42%	0.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$958,299	$1,042,285	$397,629	$463,942	$419,362
Ratio of expenses to average net assets	0.67%	0.68% [4]	0.69%	0.69%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.67%	0.67%	0.70%	0.69%	0.70%
Ratio of net investment income to average net assets	1.77%	1.91% [4]	1.65%	1.54%	2.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77%	1.92%	1.64%	1.54%	2.10%
Portfolio turnover	29%	26%	8%	25%	33%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-4

LVIP Macquarie Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Value Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21[1]	12/31/20[1]
Net asset value, beginning of period	$25.220	$25.970	$29.673	$28.700	$30.950
Income (loss) from investment operations:
Net investment income[2]	0.391	0.402	0.373	0.365	0.470
Net realized and unrealized gain (loss)	1.368	0.361	(1.612)	5.595	(0.900)
Total from investment operations	1.759	0.763	(1.239)	5.960	(0.430)
Less dividends and distributions from:
Net investment income	(0.428)	(0.354)	(0.402)	(0.854)	(0.490)
Net realized gain	(1.006)	(1.159)	(2.062)	(4.130)	(1.330)
Return of capital	—	—	—	(0.003)	—
Total dividends and distributions	(1.434)	(1.513)	(2.464)	(4.987)	(1.820)
Net asset value, end of period	$25.545	$25.220	$25.970	$29.673	$28.700
Total return[3]	6.86%	3.18%	(3.56% )	22.04%	0.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$271,871	$297,321	$319,612	$385,587	$362,270
Ratio of expenses to average net assets	0.97%	0.98% [4]	0.99%	0.99%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.97%	0.97%	1.00%	0.99%	1.00%
Ratio of net investment income to average net assets	1.47%	1.61% [4]	1.35%	1.24%	1.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.47%	1.62%	1.34%	1.24%	1.80%
Portfolio turnover	29%	26%	8%	25%	33%

[1]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-5

LVIP Macquarie Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Value Fund (formerly, LVIP Delaware Value Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Macquarie Value Fund-6

LVIP Macquarie Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.69% of the average daily net assets for the Standard Class and 0.99% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2024, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$111,609
Legal	16,950
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,119 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Macquarie Value Fund-7

LVIP Macquarie Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$657,731
Distribution fees payable to LFD	71,742
Shareholder servicing fees payable to Lincoln Life	31,331
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$383,891,475
Sales	568,606,172
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$1,067,549,179
Aggregate unrealized appreciation of investments	$231,701,336
Aggregate unrealized depreciation of investments	(68,841,638)
Net unrealized appreciation of investments	$162,859,698
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,217,342,222	$—	$—	$1,217,342,222
Money Market Fund	13,066,655	—	—	13,066,655
Total Investments	$1,230,408,877	$—	$—	$1,230,408,877
There were no Level 3 investments at the beginning or end of the year.
LVIP Macquarie Value Fund-8

LVIP Macquarie Value Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$26,942,220	$33,296,824
Long-term capital gains	45,569,015	47,436,540
Total	$72,511,235	$80,733,364
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$103,543,456
Net unrealized appreciation	162,859,698
Distributable earnings/(accumulated loss)	$266,403,154
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	2,727,487	28,724,743
Service Class	688,010	1,092,140
Shares reinvested:
Standard Class	2,176,623	2,568,659
Service Class	570,220	709,737
	6,162,340	33,095,279
Shares redeemed:
Standard Class	(8,711,138)	(5,296,577)
Service Class	(2,404,916)	(2,319,374)
	(11,116,054)	(7,615,951)
Net increase (decrease)	(4,953,714)	25,479,328
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings,
LVIP Macquarie Value Fund-9

LVIP Macquarie Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
On December 11-12, 2024, the Fund's Board approved a proposal to change the Fund's name and sub-adviser. On or about May 1, 2025, the Fund's name will change to LVIP BlackRock Equity Dividend Fund and BlackRock Financial Management, Inc., will replace Delaware Investments Fund Advisers (DIFA) (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust as sub-adviser to the Fund. Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Value Fund-10

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Value Fund (formerly LVIP Delaware Value Fund)(the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the periods in the two-year period ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Value Fund–11

LVIP Macquarie Wealth Builder Fund
(formerly, LVIP Delaware Wealth Builder Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Macquarie Wealth Builder Fund

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–47.29%
U.S. MARKETS–45.33%
Aerospace & Defense–0.59%
Lockheed Martin Corp.	349	$169,593
Northrop Grumman Corp.	1,200	563,148
		732,741
Air Freight & Logistics–0.26%
Expeditors International of Washington, Inc.	2,861	316,913
		316,913
Banks–2.79%
Bank of America Corp.	12,900	566,955
Citizens Financial Group, Inc.	12,570	550,063
Fifth Third Bancorp	5,740	242,687
KeyCorp	28,458	487,770
PNC Financial Services Group, Inc.	1,445	278,668
Regions Financial Corp.	5,998	141,073
Truist Financial Corp.	14,300	620,334
U.S. Bancorp	11,786	563,725
		3,451,275
Biotechnology–0.95%
AbbVie, Inc.	3,781	671,884
Gilead Sciences, Inc.	5,465	504,802
		1,176,686
Broadline Retail–0.17%
eBay, Inc.	3,353	207,718
		207,718
Building Products–0.33%
Masco Corp.	5,604	406,682
		406,682
Capital Markets–2.07%
Ameriprise Financial, Inc.	983	523,378
Artisan Partners Asset Management, Inc. Class A	4,147	178,528
Bank of New York Mellon Corp.	6,984	536,581
Blackrock, Inc.	545	558,685
Blackstone, Inc.	2,559	441,223
State Street Corp.	3,319	325,760
		2,564,155
Chemicals–0.89%
Dow, Inc.	6,394	256,591
DuPont de Nemours, Inc.	6,915	527,269
LyondellBasell Industries NV Class A	4,351	323,149
		1,107,009
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–0.94%
Cisco Systems, Inc.	19,575	$1,158,840
		1,158,840
Construction & Engineering–0.24%
EMCOR Group, Inc.	660	299,574
		299,574
Consumer Finance–0.69%
Ally Financial, Inc.	6,020	216,780
Synchrony Financial	9,715	631,475
		848,255
Distributors–0.37%
Genuine Parts Co.	3,906	456,065
		456,065
Diversified Telecommunication Services–0.81%
AT&T, Inc.	21,948	499,756
Verizon Communications, Inc.	12,557	502,154
		1,001,910
Electric Utilities–0.48%
Duke Energy Corp.	5,500	592,570
		592,570
Electronic Equipment, Instruments & Components–0.51%
†Teledyne Technologies, Inc.	1,352	627,504
		627,504
Entertainment–0.98%
Electronic Arts, Inc.	4,153	607,584
Walt Disney Co.	5,410	602,403
		1,209,987
Financial Services–1.12%
Corebridge Financial, Inc.	14,568	436,020
Fidelity National Information Services, Inc.	7,682	620,475
Pluxee NV	1,711	33,171
Western Union Co.	28,208	299,005
		1,388,671
Food Products–0.86%
Conagra Brands, Inc.	20,000	555,000
Hershey Co.	3,018	511,098
		1,066,098
Health Care Equipment & Supplies–0.92%
Baxter International, Inc.	17,000	495,720
Coloplast AS Class B	270	29,582
†Hologic, Inc.	7,386	532,457
Smith & Nephew PLC	6,185	76,764
		1,134,523
LVIP Macquarie Wealth Builder Fund-1

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services–1.72%
Cardinal Health, Inc.	3,581	$423,525
Cencora, Inc.	1,889	424,421
Cigna Group	1,800	497,052
CVS Health Corp.	8,208	368,457
McKesson Corp.	731	416,604
		2,130,059
Hotels, Restaurants & Leisure–0.62%
Amadeus IT Group SA	1,534	108,369
Booking Holdings, Inc.	89	442,189
Starbucks Corp.	2,395	218,544
		769,102
Household Durables–0.35%
PulteGroup, Inc.	3,964	431,680
		431,680
Household Products–0.16%
Kimberly-Clark Corp.	1,500	196,560
		196,560
Industrial Conglomerates–0.50%
Honeywell International, Inc.	2,722	614,873
		614,873
Insurance–2.76%
Allstate Corp.	3,228	622,326
American Financial Group, Inc.	3,209	439,408
Fidelity National Financial, Inc.	5,764	323,591
MetLife, Inc.	6,145	503,153
Principal Financial Group, Inc.	5,506	426,220
Prudential Financial, Inc.	4,271	506,242
Travelers Cos., Inc.	2,487	599,093
		3,420,033
Interactive Media & Services–1.17%
Alphabet, Inc. Class A	1,765	334,114
Alphabet, Inc. Class C	1,602	305,085
Meta Platforms, Inc. Class A	1,378	806,833
		1,446,032
IT Services–0.81%
Accenture PLC Class A	1,113	391,542
Cognizant Technology Solutions Corp. Class A	7,941	610,663
		1,002,205
Machinery–0.78%
Dover Corp.	3,272	613,827
Otis Worldwide Corp.	3,813	353,122
		966,949
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Media–0.06%
Interpublic Group of Cos., Inc.	2,701	$75,682
		75,682
Oil, Gas & Consumable Fuels–1.97%
Chevron Corp.	5,804	840,651
Coterra Energy, Inc.	10,252	261,836
EOG Resources, Inc.	832	101,987
Exxon Mobil Corp.	11,444	1,231,031
		2,435,505
Pharmaceuticals–2.13%
Bristol-Myers Squibb Co.	7,796	440,942
Johnson & Johnson	3,862	558,522
Merck & Co., Inc.	10,065	1,001,266
Novo Nordisk AS Class B	1,024	88,353
Pfizer, Inc.	9,479	251,478
SIGA Technologies, Inc.	49,123	295,229
		2,635,790
Professional Services–0.88%
Jacobs Solutions, Inc.	4,308	575,635
Paychex, Inc.	3,618	507,316
		1,082,951
Real Estate Management & Development–0.00%
=†MNEQ Holdings, Inc.	326	1,712
		1,712
Residential REITs–0.51%
Equity Residential	8,793	630,986
		630,986
Semiconductors & Semiconductor Equipment–4.61%
Analog Devices, Inc.	2,707	575,129
Applied Materials, Inc.	1,982	322,332
Broadcom, Inc.	3,483	807,499
Lam Research Corp.	5,030	363,317
Monolithic Power Systems, Inc.	551	326,027
NVIDIA Corp.	21,292	2,859,303
QUALCOMM, Inc.	2,939	451,489
		5,705,096
Software–2.54%
Microsoft Corp.	6,140	2,588,010
Oracle Corp.	3,324	553,911
		3,141,921
Specialty Retail–2.91%
Bath & Body Works, Inc.	8,169	316,712
Best Buy Co., Inc.	4,899	420,334
Buckle, Inc.	6,857	348,404
Guess?, Inc.	7,513	105,633
LVIP Macquarie Wealth Builder Fund-2

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Home Depot, Inc.	1,992	$774,868
Lowe's Cos., Inc.	2,500	617,000
Ross Stores, Inc.	2,652	401,168
TJX Cos., Inc.	5,151	622,293
		3,606,412
Technology Hardware, Storage & Peripherals–3.72%
Apple, Inc.	12,486	3,126,744
Dell Technologies, Inc. Class C	3,476	400,574
HP, Inc.	12,843	419,067
NetApp, Inc.	3,753	435,648
Seagate Technology Holdings PLC	2,524	217,847
		4,599,880
Textiles, Apparel & Luxury Goods–0.61%
NIKE, Inc. Class B	9,925	751,025
		751,025
Tobacco–0.55%
Philip Morris International, Inc.	5,641	678,894
		678,894
Total U.S. Markets (Cost $39,956,245)		56,070,523
§DEVELOPED MARKETS–1.96%
Air Freight & Logistics–0.05%
DSV AS	285	60,695
		60,695
Beverages–0.18%
Anheuser-Busch InBev SA	1,737	86,815
Asahi Group Holdings Ltd.	1,800	18,883
Diageo PLC	3,684	117,030
		222,728
Chemicals–0.07%
Air Liquide SA	550	89,400
		89,400
Commercial Services & Supplies–0.09%
Securitas AB Class B	8,606	106,404
		106,404
Consumer Staples Distribution & Retail–0.12%
Koninklijke Ahold Delhaize NV	3,712	121,081
Seven & i Holdings Co. Ltd.	1,900	29,788
		150,869
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products–0.13%
Danone SA	1,188	$80,136
Nestle SA	984	80,730
		160,866
Hotels, Restaurants & Leisure–0.06%
Sodexo SA	912	75,150
		75,150
Machinery–0.15%
Knorr-Bremse AG	724	52,549
Kone OYJ Class B	1,126	54,893
Makita Corp.	2,500	76,022
		183,464
Media–0.04%
Publicis Groupe SA	470	50,146
		50,146
Personal Care Products–0.14%
Kao Corp.	1,800	72,831
Unilever PLC	1,848	105,218
		178,049
Pharmaceuticals–0.08%
Roche Holding AG	355	99,260
		99,260
Professional Services–0.06%
Intertek Group PLC	1,208	71,501
		71,501
Semiconductors & Semiconductor Equipment–0.02%
ASML Holding NV	35	24,606
		24,606
Software–0.10%
SAP SE	507	124,709
		124,709
Specialty Retail–0.03%
H & M Hennes & Mauritz AB Class B	2,522	33,994
		33,994
Textiles, Apparel & Luxury Goods–0.16%
adidas AG	255	62,721
Kering SA	158	38,993
LVMH Moet Hennessy Louis Vuitton SE	148	97,426
		199,140
Tobacco–0.45%
Altria Group, Inc.	10,733	561,229
		561,229
LVIP Macquarie Wealth Builder Fund-3

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.03%
KDDI Corp.	1,000	$31,851
		31,851
Total Developed Markets (Cost $1,978,601)		2,424,061
Total Common Stock (Cost $41,934,846)		58,494,584
PREFERRED STOCKS–0.24%
Henkel AG & Co. KGaA 2.19%	1,010	88,614
=†SVB Financial Trust 11.00%	371	213,325
Total Preferred Stocks (Cost $289,985)		301,939

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.58%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.07% (SOFR30A + 1.50%) 10/25/43	332,091	333,597
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	13	13
•Freddie Mac STACR REMIC Trust
Series 2023-HQA3 A1 6.42% (SOFR30A + 1.85%) 11/25/43	140,905	142,531
Series 2024-DNA3 M2 6.02% (SOFR30A + 1.45%) 10/25/44	240,000	240,536
Total Agency Collateralized Mortgage Obligations (Cost $713,008)		716,677
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.03%
•FREMF Mortgage Trust Series 2017-K71 B 3.75% 11/25/50	35,000	33,551
Total Agency Commercial Mortgage-Backed Security (Cost $34,590)		33,551
AGENCY MORTGAGE-BACKED SECURITIES–13.51%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	273,898	243,301
2.50% 7/1/36	255,795	232,346
3.00% 11/1/33	15,787	15,049
Fannie Mae S.F. 20 yr
2.00% 3/1/41	110,455	92,250
2.00% 5/1/41	329,207	274,914
3.00% 10/1/47	27,748	23,692
4.00% 8/1/42	253,344	237,457
4.00% 9/1/42	239,191	224,191
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
2.00% 6/1/50	785,887	$617,922
2.00% 3/1/51	754,256	591,640
2.50% 8/1/50	106,133	88,094
2.50% 1/1/51	122,829	101,281
2.50% 5/1/51	19,944	16,424
2.50% 7/1/51	26,267	21,639
2.50% 8/1/51	144,534	119,386
2.50% 12/1/51	153,306	125,471
2.50% 2/1/52	327,186	269,147
2.50% 4/1/52	122,999	100,986
3.00% 7/1/47	404,758	350,102
3.00% 2/1/48	268,780	233,592
3.00% 3/1/48	120,673	104,678
3.00% 11/1/48	29,105	25,248
3.00% 3/1/50	4,490	3,887
3.00% 7/1/50	89,066	77,199
3.00% 12/1/51	268,972	231,593
3.00% 2/1/52	119,972	102,612
3.00% 6/1/52	147,236	126,027
3.50% 7/1/47	77,283	70,405
3.50% 12/1/47	1,328,179	1,190,995
3.50% 9/1/52	432,324	387,118
4.00% 6/1/48	45,246	42,017
4.00% 5/1/51	201,812	187,104
4.00% 9/1/52	33,850	31,007
4.50% 7/1/40	6,445	6,259
4.50% 8/1/41	11,926	11,562
4.50% 5/1/46	25,999	25,207
4.50% 4/1/48	24,589	23,946
4.50% 12/1/48	24,530	23,399
4.50% 1/1/49	39,881	38,029
4.50% 1/1/50	89,714	86,439
4.50% 4/1/50	28,093	26,809
4.50% 10/1/52	590,173	556,232
4.50% 2/1/53	419,749	395,487
5.00% 1/1/51	98,642	96,873
5.50% 5/1/44	222,216	224,753
5.50% 11/1/52	179,719	178,694
5.50% 7/1/53	245,769	242,924
6.00% 1/1/42	42,626	44,190
6.00% 5/1/53	105,460	106,558
6.00% 6/1/53	155,228	156,277
6.00% 9/1/53	342,906	344,738
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/55	637,000	628,559
6.00% 1/1/55	566,000	568,609
Freddie Mac S.F. 15 yr
3.00% 3/1/35	121,080	113,731
4.50% 9/1/37	219,208	214,520
Freddie Mac S.F. 20 yr
2.00% 8/1/42	140,954	117,148
2.50% 6/1/41	458,571	392,164
3.00% 6/1/42	178,449	157,836
5.00% 11/1/42	125,746	123,186
LVIP Macquarie Wealth Builder Fund-4

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
2.50% 5/1/51	122,996	$101,637
2.50% 8/1/51	46,570	38,307
2.50% 10/1/51	281,223	232,264
2.50% 12/1/51	100,244	82,849
2.50% 1/1/52	414,456	342,492
3.00% 8/1/48	57,933	50,343
3.00% 11/1/49	6,682	5,754
3.00% 1/1/50	25,189	21,804
3.00% 8/1/51	65,635	56,339
3.50% 11/1/48	303,832	273,602
4.00% 10/1/47	69,091	63,862
4.00% 8/1/52	519,562	477,394
4.00% 9/1/52	327,104	300,224
4.50% 8/1/48	147,627	141,116
4.50% 1/1/49	61,840	58,890
4.50% 3/1/49	20,433	19,485
4.50% 8/1/49	62,166	59,409
4.50% 9/1/52	226,002	213,044
4.50% 10/1/52	378,495	356,727
4.50% 11/1/52	95,867	90,298
5.00% 7/1/52	284,245	277,189
5.00% 9/1/52	289,038	282,154
5.00% 11/1/52	37,864	36,659
5.00% 6/1/53	705,806	683,365
5.50% 9/1/41	30,977	31,240
5.50% 9/1/52	438,602	436,622
5.50% 11/1/52	115,607	114,930
6.00% 1/1/53	72,271	73,631
GNMA I S.F. 30 yr 3.00% 3/15/50	15,213	13,240
GNMA II S.F. 30 yr
3.00% 12/20/51	138,979	120,661
5.00% 9/20/52	69,167	67,313
5.50% 2/20/54	132,442	132,208
Total Agency Mortgage-Backed Securities (Cost $17,755,223)		16,717,955
CORPORATE BONDS–15.12%
Aerospace & Defense–0.23%
Boeing Co. 6.86% 5/1/54	210,000	223,198
Northrop Grumman Corp.
4.75% 6/1/43	15,000	13,442
5.20% 6/1/54	55,000	51,162
		287,802
Agriculture–0.24%
Bunge Ltd. Finance Corp.
1.63% 8/17/25	155,000	152,057
4.20% 9/17/29	145,000	140,732
		292,789
Auto Manufacturers–0.53%
Ford Motor Credit Co. LLC 6.13% 3/8/34	260,000	254,381
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.
5.45% 9/6/34	60,000	$58,229
5.60% 6/18/31	20,000	20,100
5.95% 4/4/34	181,000	181,945
Hyundai Capital America
5.28% 6/24/27	25,000	25,193
5.40% 6/24/31	115,000	114,988
		654,836
Auto Parts & Equipment–0.11%
Aptiv Swiss Holdings Ltd. 3.10% 12/1/51	227,000	132,714
		132,714
Banks–2.86%
μBank of America Corp.
5.52% 10/25/35	176,000	172,079
5.82% 9/15/29	55,000	56,358
5.87% 9/15/34	25,000	25,676
6.20% 11/10/28	110,000	113,884
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	178,292
5.80% 10/25/28	19,000	19,505
Citibank NA 5.57% 4/30/34	250,000	252,925
μCitigroup, Inc. 5.61% 9/29/26	67,000	67,361
μGoldman Sachs Group, Inc.
5.02% 10/23/35	65,000	62,206
5.56% 11/19/45	55,000	53,117
6.48% 10/24/29	55,000	57,628
μHuntington Bancshares, Inc. 6.21% 8/21/29	55,000	56,781
μJPMorgan Chase & Co.
4.95% 10/22/35	25,000	24,088
5.01% 1/23/30	40,000	39,964
5.57% 4/22/28	45,000	45,764
6.25% 10/23/34	21,000	22,195
KeyBank NA 3.40% 5/20/26	250,000	244,313
μMorgan Stanley
2.48% 9/16/36	172,000	139,893
5.52% 11/19/55	45,000	43,367
5.83% 4/19/35	77,000	78,466
6.14% 10/16/26	210,000	212,116
6.30% 10/18/28	74,000	76,722
6.41% 11/1/29	52,000	54,315
μPNC Financial Services Group, Inc.
5.68% 1/22/35	35,000	35,404
6.88% 10/20/34	155,000	169,192
μRegions Financial Corp. 5.50% 9/6/35	285,000	278,301
State Street Corp. 4.99% 3/18/27	50,000	50,416
μTruist Bank 4.63% 9/17/29	522,000	508,953
μTruist Financial Corp. 4.95% 9/1/25	65,000	64,424
LVIP Macquarie Wealth Builder Fund-5

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bancorp
2.49% 11/3/36	30,000	$24,299
4.65% 2/1/29	35,000	34,645
5.38% 1/23/30	15,000	15,124
5.68% 1/23/35	35,000	35,295
5.73% 10/21/26	9,000	9,061
6.79% 10/26/27	20,000	20,677
μUBS Group AG 6.85% 9/10/29	200,000	197,815
		3,540,621
Biotechnology–0.29%
Amgen, Inc. 5.15% 3/2/28	245,000	246,782
Gilead Sciences, Inc. 4.80% 4/1/44	35,000	31,324
Royalty Pharma PLC 1.75% 9/2/27	90,000	82,903
		361,009
Chemicals–0.15%
LYB International Finance III LLC
3.63% 4/1/51	180,000	120,862
5.50% 3/1/34	70,000	68,665
		189,527
Computers–0.31%
Accenture Capital, Inc.
4.05% 10/4/29	130,000	126,181
4.25% 10/4/31	65,000	62,461
4.50% 10/4/34	205,000	194,815
		383,457
Diversified Financial Services–1.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	323,311
Air Lease Corp.
2.88% 1/15/26	410,000	401,293
4.63% 10/1/28	49,000	48,164
5.10% 3/1/29	36,000	36,076
5.20% 7/15/31	10,000	9,881
Aviation Capital Group LLC
3.50% 11/1/27	165,000	157,752
5.38% 7/15/29	45,000	45,022
Avolon Holdings Funding Ltd. 4.95% 1/15/28	35,000	34,682
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	421,847
5.88% 7/21/28	15,000	15,338
6.45% 6/8/27	25,000	25,787
6.50% 1/20/43	15,000	15,934
		1,535,087
Electric–2.15%
AEP Texas, Inc.
3.45% 1/15/50	20,000	13,442
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
AEP Texas, Inc. (continued)
5.40% 6/1/33	20,000	$19,816
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	83,004
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	30,538
Constellation Energy Generation LLC 5.75% 3/15/54	280,000	272,233
μDominion Energy, Inc.
6.63% 5/15/55	35,000	35,583
7.00% 6/1/54	185,000	195,357
DTE Energy Co. 5.10% 3/1/29	45,000	45,104
Duke Energy Carolinas LLC 4.95% 1/15/33	110,000	108,170
Entergy Louisiana LLC 4.95% 1/15/45	20,000	17,692
Entergy Mississippi LLC 2.85% 6/1/28	165,000	154,720
Entergy Texas, Inc. 3.55% 9/30/49	195,000	137,122
Exelon Corp. 5.45% 3/15/34	25,000	24,942
Nevada Power Co. 3.13% 8/1/50	165,000	105,339
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	50,000	47,894
5.75% 9/1/25	15,000	15,091
Oglethorpe Power Corp. 6.20% 12/1/53	210,000	216,242
PacifiCorp
5.10% 2/15/29	10,000	10,071
5.45% 2/15/34	20,000	19,870
5.80% 1/15/55	20,000	19,435
μSempra 6.40% 10/1/54	50,000	49,576
Southern California Edison Co.
3.65% 2/1/50	80,000	57,142
4.00% 4/1/47	85,000	65,433
4.88% 3/1/49	130,000	113,525
5.20% 6/1/34	45,000	44,522
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	446,327
Vistra Operations Co. LLC
5.13% 5/13/25	123,000	122,863
6.00% 4/15/34	20,000	20,267
6.95% 10/15/33	150,000	161,400
WEC Energy Group, Inc. 1.80% 10/15/30	14,000	11,702
		2,664,422
Electronics–0.14%
Amphenol Corp.
2.20% 9/15/31	180,000	150,834
5.05% 4/5/27	25,000	25,217
		176,051
LVIP Macquarie Wealth Builder Fund-6

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.07%
Southern California Gas Co. 2.95% 4/15/27	95,000	$91,399
		91,399
Health Care Services–0.18%
Elevance Health, Inc.
5.13% 2/15/53	27,000	24,021
5.15% 6/15/29	40,000	40,218
5.38% 6/15/34	25,000	24,777
HCA, Inc. 5.45% 9/15/34	65,000	63,355
UnitedHealth Group, Inc.
4.90% 4/15/31	45,000	44,736
5.50% 7/15/44	25,000	24,249
		221,356
Insurance–0.67%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	51,606
5.00% 9/12/32	150,000	147,586
Aon North America, Inc.
5.30% 3/1/31	20,000	20,082
5.75% 3/1/54	10,000	9,751
Arthur J Gallagher & Co. 5.55% 2/15/55	30,000	28,804
Athene Holding Ltd.
3.45% 5/15/52	125,000	80,439
3.95% 5/25/51	55,000	39,515
μ6.63% 10/15/54	45,000	44,748
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	265,000	257,100
New York Life Global Funding 5.45% 9/18/26	145,000	147,168
		826,799
Internet–0.56%
Amazon.com, Inc. 1.50% 6/3/30	375,000	318,125
Meta Platforms, Inc.
4.30% 8/15/29	30,000	29,624
4.55% 8/15/31	10,000	9,840
4.75% 8/15/34	25,000	24,336
5.40% 8/15/54	30,000	29,051
Uber Technologies, Inc. 5.35% 9/15/54	305,000	283,622
		694,598
Investment Companies–0.42%
Apollo Debt Solutions BDC 6.70% 7/29/31	205,000	210,535
Blackstone Private Credit Fund
5.60% 11/22/29	120,000	118,476
6.00% 11/22/34	90,000	87,812
Blue Owl Credit Income Corp. 5.80% 3/15/30	100,000	98,491
		515,314
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.45%
Otis Worldwide Corp. 2.57% 2/15/30	620,000	$550,733
		550,733
Media–0.37%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	480,000	289,243
Time Warner Cable LLC 7.30% 7/1/38	165,000	167,859
		457,102
Mining–0.20%
Freeport-McMoRan, Inc. 5.45% 3/15/43	265,000	247,600
		247,600
Miscellaneous Manufacturing–0.05%
Teledyne Technologies, Inc. 2.75% 4/1/31	65,000	56,446
		56,446
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	195,000	181,400
		181,400
Oil & Gas–0.55%
BP Capital Markets America, Inc.
4.81% 2/13/33	55,000	53,167
5.23% 11/17/34	90,000	88,640
ConocoPhillips Co.
5.00% 1/15/35	225,000	218,560
5.50% 1/15/55	45,000	42,790
Diamondback Energy, Inc. 5.20% 4/18/27	20,000	20,192
Occidental Petroleum Corp.
5.38% 1/1/32	25,000	24,479
5.55% 10/1/34	135,000	131,311
6.05% 10/1/54	8,000	7,590
6.13% 1/1/31	82,000	83,904
6.60% 3/15/46	7,000	7,067
		677,700
Pharmaceuticals–0.02%
AbbVie, Inc. 5.35% 3/15/44	25,000	24,370
		24,370
Pipelines–1.27%
Enbridge, Inc.
5.25% 4/5/27	60,000	60,714
μ5.75% 7/15/80	20,000	19,335
μ7.20% 6/27/54	200,000	205,586
Energy Transfer LP
5.95% 5/15/54	35,000	33,836
LVIP Macquarie Wealth Builder Fund-7

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
6.05% 9/1/54	45,000	$44,042
6.25% 4/15/49	230,000	230,193
Enterprise Products Operating LLC
3.30% 2/15/53	5,000	3,287
4.95% 2/15/35	30,000	29,035
5.35% 1/31/33	140,000	141,110
5.55% 2/16/55	30,000	28,859
Kinder Morgan, Inc.
5.00% 2/1/29	15,000	14,949
5.95% 8/1/54	60,000	58,618
MPLX LP
1.75% 3/1/26	30,000	28,964
4.00% 3/15/28	85,000	82,465
ONEOK, Inc. 6.10% 11/15/32	180,000	186,269
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	95,524
5.00% 1/15/28	185,000	182,993
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	125,528
		1,571,307
Private Equity–0.05%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	60,000	58,004
		58,004
Real Estate Investment Trusts–0.48%
American Homes 4 Rent LP
3.63% 4/15/32	150,000	134,091
5.25% 3/15/35	70,000	68,114
Crown Castle, Inc. 1.05% 7/15/26	70,000	66,139
Extra Space Storage LP 5.40% 2/1/34	75,000	74,275
VICI Properties LP 4.95% 2/15/30	260,000	254,853
		597,472
Retail–0.06%
Home Depot, Inc.
4.85% 6/25/31	15,000	14,994
4.88% 6/25/27	15,000	15,142
4.95% 6/25/34	45,000	44,392
		74,528
Semiconductors–0.39%
Broadcom, Inc.
3.19% 11/15/36	175,000	140,970
5.05% 7/12/29	140,000	140,532
5.15% 11/15/31	25,000	25,162
Entegris, Inc. 4.75% 4/15/29	40,000	38,300
KLA Corp. 4.95% 7/15/52	155,000	140,873
		485,837
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.23%
Oracle Corp.
3.60% 4/1/50	109,000	$76,366
4.20% 9/27/29	30,000	28,979
4.65% 5/6/30	15,000	14,784
5.38% 9/27/54	30,000	27,652
Workday, Inc. 3.80% 4/1/32	150,000	136,501
		284,282
Telecommunications–0.70%
AT&T, Inc.
3.50% 9/15/53	280,000	188,535
6.30% 1/15/38	10,000	10,676
Rogers Communications, Inc. 5.30% 2/15/34	205,000	199,806
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	370,834
5.25% 6/15/55	60,000	54,489
5.75% 1/15/34	25,000	25,631
Verizon Communications, Inc. 2.88% 11/20/50	35,000	21,496
		871,467
Total Corporate Bonds (Cost $19,786,915)		18,706,029
NON-AGENCY ASSET-BACKED SECURITIES–3.25%
•AIMCO CLO 17 Ltd. Series 2022-17A CR 6.53% (TSFR03M + 1.90%) 7/20/37	250,000	251,368
•Apex Credit CLO Ltd. Series 2018-1A A2 5.92% (TSFR03M + 1.29%) 4/25/31	78,556	78,623
•Ballyrock CLO 27 Ltd.
Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	300,000	301,884
Series 2024-27A B 6.76% (TSFR03M + 1.90%) 10/25/37	150,000	150,401
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	200,879
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	340,375	309,183
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	33,683	33,667
Ford Credit Auto Owner Trust Series 2023-C A3 5.53% 9/15/28	600,000	607,931
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	600,000	603,654
LVIP Macquarie Wealth Builder Fund-8

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ballyrock CLO 27 Ltd. (continued)
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 5.34% 6/15/28	170,000	$171,916
•Man GLG U.S. CLO Series 2018-1A A1R 6.02% (TSFR03M + 1.40%) 4/22/30	88,075	88,156
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	600,000	603,196
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	294,750	275,257
•TCW CLO Ltd. Series 2024-2A C 7.02% (TSFR03M + 2.15%) 7/17/37	250,000	251,888
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	100,000	98,267
Total Non-Agency Asset-Backed Securities (Cost $4,078,749)		4,026,270
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	79,223	63,557
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.42% 6/25/29	31,567	29,742
Series 2021-10 A3 2.50% 12/25/51	79,144	63,495
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	76,796	61,611
•Sequoia Mortgage Trust Series 2015-1 B2 3.93% 1/25/45	3,247	3,110
Total Non-Agency Collateralized Mortgage Obligations (Cost $274,043)		221,515
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.23%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	67,300
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	46,699
Series 2019-BN20 A3 3.01% 9/15/62	395,000	354,141
Series 2019-BN21 A5 2.85% 10/17/52	225,000	201,692
Series 2020-BN25 A5 2.65% 1/15/63	500,000	441,055
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	195,126
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B20 A5 2.03% 10/15/53	50,000	$41,159
Series 2020-B21 A5 1.98% 12/17/53	45,000	37,445
Series 2021-B24 A5 2.58% 3/15/54	47,000	39,586
•Series 2022-B34 A5 3.79% 4/15/55	35,000	31,146
•Series 2022-B35 A5 4.44% 5/15/55	105,000	97,752
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	145,508
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	54,802
Series 2019-CD8 A4 2.91% 8/15/57	400,000	353,886
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	92,327
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	145,000	141,669
Series 2020-555 A 2.65% 12/10/41	100,000	86,152
COMM Mortgage Trust
Series 2015-3BP A 3.18% 2/10/35	100,000	97,938
Series 2015-CR23 A4 3.50% 5/10/48	35,000	34,850
Series 2016-CR28 A4 3.76% 2/10/49	50,000	49,424
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	73,235
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	167,599
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	29,827
Series 2017-GS5 A4 3.67% 3/10/50	65,000	62,484
Series 2019-GC39 A4 3.57% 5/10/52	20,000	18,109
Series 2020-GC47 A5 2.38% 5/12/53	35,000	30,306
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	29,038
Series 2015-JP1 A5 3.91% 1/15/49	30,000	29,618
Series 2016-JP2 AS 3.06% 8/15/49	60,000	56,023
LVIP Macquarie Wealth Builder Fund-9

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	163,818	$162,187
Series 2015-C33 A4 3.77% 12/15/48	220,000	217,723
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	72,767
Series 2017-C7 A5 3.41% 10/15/50	195,000	185,095
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.53% 10/15/48	35,000	34,554
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	91,653
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	64,280
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	57,657
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,429,171)		3,991,812
U.S. TREASURY OBLIGATIONS–9.45%
U.S. Treasury Bonds
2.25% 8/15/46	1,485,000	958,657
4.50% 11/15/54	200,000	190,686
•U.S. Treasury Floating Rate Notes 4.46% 7/31/26 (USBMMY3M + 0.18%)	1,495,000	1,495,768
U.S. Treasury Notes
3.63% 9/30/31	2,300,000	2,185,599
3.88% 8/15/34	285,000	269,478
4.00% 1/31/31	2,990,000	2,917,191
4.25% 11/15/34	1,035,000	1,008,024
4.38% 5/15/34	2,195,000	2,161,261
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Principal 0.00% 5/15/44	635,000	$248,757
^U.S. Treasury STRIPS Coupon 0.00% 5/15/44	675,000	254,009
Total U.S. Treasury Obligations (Cost $12,303,509)		11,689,430

	Number of Shares
EXCHANGE-TRADED FUND–2.03%
Vanguard S&P 500 ETF	4,662	2,511,932
Total Exchange-Traded Fund (Cost $2,438,858)		2,511,932
MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	127,551	127,551
Total Money Market Fund (Cost $127,551)		127,551

	Principal Amount°
SHORT-TERM INVESTMENTS—5.53%
DISCOUNTED COMMERCIAL PAPER–5.53%
≠General Motors Financial Co., Inc. 4.54% 1/2/25	1,840,000	1,839,771
≠McKesson Corp. 4.59% 1/2/25	5,000,000	4,999,371
		6,839,142
Total Short-Term Investments (Cost $6,839,142)		6,839,142

TOTAL INVESTMENTS–100.54% (Cost $111,005,590)	124,378,387
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(669,775)
NET ASSETS APPLICABLE TO 10,456,245 SHARES OUTSTANDING–100.00%	$123,708,612
NET ASSET VALUE PER SHARE–LVIP MACQUARIE WEALTH BUILDER FUND STANDARD CLASS ($94,430,539 / 7,976,309 Shares)	$11.839
NET ASSET VALUE PER SHARE–LVIP MACQUARIE WEALTH BUILDER FUND SERVICE CLASS ($29,278,073 / 2,479,936 Shares)	$11.806
LVIP Macquarie Wealth Builder Fund-10

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$106,778,817
Distributable earnings/(accumulated loss)	16,929,795
TOTAL NET ASSETS	$123,708,612

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

★Includes $163,999 cash collateral held at broker for futures contracts, $9,659 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $1,213,730 payable for securities purchased, $3,209 payable for fund shares redeemed, $50,953 other accrued expenses payable, $76,755 due to manager and affiliates, $8,392 variation margin due to broker on futures contracts, $39,748 payable for audit fee and $17,724 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
22	U.S. Treasury 10 yr Ultra Notes	$2,448,875	$2,460,730	3/20/25	$—	$(11,855)
40	U.S. Treasury 5 yr Notes	4,252,188	4,270,430	3/31/25	—	(18,242)
4	U.S. Treasury Long Bonds	455,375	465,918	3/20/25	—	(10,543)
Total Futures Contracts					$—	$(40,640)

[1]	See Note 8 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
LVIP Macquarie Wealth Builder Fund-11

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S&P–Standard & Poor’s
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-12

LVIP Macquarie Wealth Builder Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$2,698,582
Dividends	1,659,023
Foreign taxes withheld	(22,820)
4,334,785
EXPENSES:
Management fees	804,878
Distribution fees-Service Class	73,398
Professional fees	53,567
Custodian fees	49,507
Accounting and administration expenses	43,423
Shareholder servicing fees	37,050
Pricing fees	32,725
Reports and statements to shareholders	8,078
Consulting fees	6,265
Trustees’ fees and expenses	4,100
Other	7,051
1,120,042
Less:
Expenses reimbursed	(139,559)
Total operating expenses	980,483
NET INVESTMENT INCOME	3,354,302
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments[1]	5,497,937
Foreign currencies	(5,451)
Foreign currency exchange contracts	15
Futures contracts	(32,418)
Net realized gain	5,460,083
Net change in unrealized appreciation (depreciation) of:
Investments	1,442,649
Foreign currencies	(2,586)
Futures contracts	(192,063)
Net change in unrealized appreciation (depreciation)	1,248,000
NET REALIZED AND UNREALIZED GAIN	6,708,083
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,062,385

[1]	Includes $4,248 reimbursement from the Fund's Sub-Adviser. See Note 2 in the Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Wealth Builder Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,354,302	$3,292,496
Net realized gain	5,460,083	999,717
Net change in unrealized appreciation (depreciation)	1,248,000	7,397,298
Net increase in net assets resulting from operations	10,062,385	11,689,511
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,652,798)	(2,669,720)
Service Class	(755,662)	(677,482)
Return of capital:
Standard Class	—	(26,732)
Service Class	—	(7,332)
	(3,408,460)	(3,381,266)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,801,277	4,563,523
Service Class	4,854,079	5,182,063
Reinvestment of dividends and distributions:
Standard Class	2,652,798	2,696,452
Service Class	755,662	684,814
	13,063,816	13,126,852
Cost of shares redeemed:
Standard Class	(16,902,440)	(14,642,223)
Service Class	(5,364,886)	(6,726,290)
	(22,267,326)	(21,368,513)
Decrease in net assets derived from capital share transactions	(9,203,510)	(8,241,661)
NET INCREASE (DECREASE) IN NET ASSETS	(2,549,585)	66,584
NET ASSETS:
Beginning of year	126,258,197	126,191,613
End of year	$123,708,612	$126,258,197
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-13

LVIP Macquarie Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Wealth Builder Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.261	$10.531	$12.881	$12.096	$11.812
Income (loss) from investment operations:
Net investment income[1]	0.318	0.292	0.240	0.205	0.226
Net realized and unrealized gain (loss)	0.602	0.753	(1.711)	1.220	0.425
Total from investment operations	0.920	1.045	(1.471)	1.425	0.651
Less dividends and distributions from:
Net investment income	(0.342)	(0.312)	(0.246)	(0.270)	(0.233)
Net realized gain	—	—	(0.625)	(0.370)	(0.134)
Return of capital	—	(0.003)	(0.008)	—	—
Total dividends and distributions	(0.342)	(0.315)	(0.879)	(0.640)	(0.367)
Net asset value, end of period	$11.839	$11.261	$10.531	$12.881	$12.096
Total return[2]	8.18%	9.91%	(11.21% )	11.78%	5.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,431	$98,718	$99,589	$125,058	$129,610
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	0.84%	0.83%	0.80%	0.83%
Ratio of net investment income to average net assets	2.68%	2.69%	2.08%	1.60%	1.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.57%	2.56%	1.96%	1.51%	1.87%
Portfolio turnover	72%	68%	89%	144%	106%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-14

LVIP Macquarie Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Wealth Builder Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.231	$10.504	$12.850	$12.069	$11.788
Income (loss) from investment operations:
Net investment income[1]	0.287	0.264	0.210	0.173	0.197
Net realized and unrealized gain (loss)	0.600	0.749	(1.706)	1.215	0.422
Total from investment operations	0.887	1.013	(1.496)	1.388	0.619
Less dividends and distributions from:
Net investment income	(0.312)	(0.283)	(0.217)	(0.237)	(0.204)
Net realized gain	—	—	(0.625)	(0.370)	(0.134)
Return of capital	—	(0.003)	(0.008)	—	—
Total dividends and distributions	(0.312)	(0.286)	(0.850)	(0.607)	(0.338)
Net asset value, end of period	$11.806	$11.231	$10.504	$12.850	$12.069
Total return[2]	7.91%	9.64%	(11.43% )	11.51%	5.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,278	$27,540	$26,602	$32,163	$30,336
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.09%	1.08%	1.05%	1.08%
Ratio of net investment income to average net assets	2.43%	2.44%	1.83%	1.35%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.32%	2.31%	1.71%	1.26%	1.62%
Portfolio turnover	72%	68%	89%	144%	106%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-15

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Wealth Builder Fund (formerly, LVIP Delaware Wealth Builder Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of the LVIP Macquarie Wealth Builder Fund is to seek to provide a responsible level of income and the potential for capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
LVIP Macquarie Wealth Builder Fund-16

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Macquarie Wealth Builder Fund is $2,101 and $2,108 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Macquarie Wealth Builder Fund-17

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.71% of the average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$159,258	$163,896	$139,559	$462,713
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. A reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund.
During the period ended December 31, 2024, the Sub-Adviser made a $4,248 reimbursement to the Fund for a trading error that occurred during prior reporting periods. The reimbursement is included in the Net realized gain from Investments on the Statement of Operations.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$10,565
Legal	1,605
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,070 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie Wealth Builder Fund-18

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$9,659
Management fees payable to LFI	67,334
Distribution fees payable to LFD	6,321
Shareholder servicing fees payable to Lincoln Life	3,100
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$36,025,513
Purchases of U.S. government securities	53,228,460
Sales other than U.S. government securities	46,123,665
Sales of U.S. government securities	57,945,423
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$111,335,992
Aggregate unrealized appreciation of investments and derivatives	$18,418,736
Aggregate unrealized depreciation of investments and derivatives	(5,377,540)
Net unrealized appreciation of investments and derivatives	$13,041,196
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie Wealth Builder Fund-19

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$732,741	$—	$—	$732,741
Air Freight & Logistics	316,913	—	—	316,913
Banks	3,451,275	—	—	3,451,275
Biotechnology	1,176,686	—	—	1,176,686
Broadline Retail	207,718	—	—	207,718
Building Products	406,682	—	—	406,682
Capital Markets	2,564,155	—	—	2,564,155
Chemicals	1,107,009	—	—	1,107,009
Communications Equipment	1,158,840	—	—	1,158,840
Construction & Engineering	299,574	—	—	299,574
Consumer Finance	848,255	—	—	848,255
Distributors	456,065	—	—	456,065
Diversified Telecommunication Services	1,001,910	—	—	1,001,910
Electric Utilities	592,570	—	—	592,570
Electronic Equipment, Instruments & Components	627,504	—	—	627,504
Entertainment	1,209,987	—	—	1,209,987
Financial Services	1,388,671	—	—	1,388,671
Food Products	1,066,098	—	—	1,066,098
Health Care Equipment & Supplies	1,104,941	29,582	—	1,134,523
Health Care Providers & Services	2,130,059	—	—	2,130,059
Hotels, Restaurants & Leisure	769,102	—	—	769,102
Household Durables	431,680	—	—	431,680
Household Products	196,560	—	—	196,560
Industrial Conglomerates	614,873	—	—	614,873
Insurance	3,420,033	—	—	3,420,033
Interactive Media & Services	1,446,032	—	—	1,446,032
IT Services	1,002,205	—	—	1,002,205
Machinery	966,949	—	—	966,949
Media	75,682	—	—	75,682
Oil, Gas & Consumable Fuels	2,435,505	—	—	2,435,505
Pharmaceuticals	2,547,437	88,353	—	2,635,790
Professional Services	1,082,951	—	—	1,082,951
Real Estate Management & Development	—	—	1,712	1,712
Residential REITs	630,986	—	—	630,986
Semiconductors & Semiconductor Equipment	5,705,096	—	—	5,705,096
Software	3,141,921	—	—	3,141,921
Specialty Retail	3,606,412	—	—	3,606,412
Technology Hardware, Storage & Peripherals	4,599,880	—	—	4,599,880
Textiles, Apparel & Luxury Goods	751,025	—	—	751,025
Tobacco	678,894	—	—	678,894
Developed Markets
Air Freight & Logistics	—	60,695	—	60,695
Beverages	203,845	18,883	—	222,728
Chemicals	89,400	—	—	89,400
Commercial Services & Supplies	—	106,404	—	106,404
Consumer Staples Distribution & Retail	121,081	29,788	—	150,869
Food Products	80,136	80,730	—	160,866
Hotels, Restaurants & Leisure	75,150	—	—	75,150
Machinery	—	183,464	—	183,464
Media	50,146	—	—	50,146
Personal Care Products	105,218	72,831	—	178,049
Pharmaceuticals	—	99,260	—	99,260
Professional Services	71,501	—	—	71,501
LVIP Macquarie Wealth Builder Fund-20

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Semiconductors & Semiconductor Equipment	$24,606	$—	$—	$24,606
Software	—	124,709	—	124,709
Specialty Retail	—	33,994	—	33,994
Textiles, Apparel & Luxury Goods	136,419	62,721	—	199,140
Tobacco	561,229	—	—	561,229
Wireless Telecommunication Services	—	31,851	—	31,851
Preferred Stocks	88,614	—	213,325	301,939
Agency Collateralized Mortgage Obligations	—	716,677	—	716,677
Agency Commercial Mortgage-Backed Security	—	33,551	—	33,551
Agency Mortgage-Backed Securities	—	16,717,955	—	16,717,955
Corporate Bonds	—	18,706,029	—	18,706,029
Non-Agency Asset-Backed Securities	—	4,026,270	—	4,026,270
Non-Agency Collateralized Mortgage Obligations	—	221,515	—	221,515
Non-Agency Commercial Mortgage-Backed Securities	—	3,991,812	—	3,991,812
U.S. Treasury Obligations	—	11,689,430	—	11,689,430
Exchange-Traded Fund	2,511,932	—	—	2,511,932
Money Market Fund	127,551	—	—	127,551
Short-Term Investments	—	6,839,142	—	6,839,142
Total Investments	$60,197,704	$63,965,646	$215,037	$124,378,387
Derivatives:

Liabilities:
Futures Contracts	$(40,640)	$—	$—	$(40,640)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$1,712	Indicative Market Quote	Broker Quote	$5.25 (N/A)
Preferred Stock	$213,325	Indicative Market Quote	Broker Quote	$575.00 (N/A)
Total	$215,037
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$—	$—	$—*	$—	$—	$—	$—	$—	$1,712	$1,712	$1,712
Preferred Stock	—	—	209,615	—	—	—	—	—	3,710	213,325	3,710
Total	$—	$—	$209,615	$—	$—	— $	$—	$—	$5,422	$215,037	$5,422

LVIP Macquarie Wealth Builder Fund-21

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
*	Security was purchased during the period at $0 cost.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives, mark-to-market adjustments on passive foreign investment companies (PFICs), adjustments related to distributions from underlying real estate investment trusts (REITS) and regulated investment companies (RICS), and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$3,395,403	$3,347,202
Long-term capital gains	13,057	—
Return of capital	—	34,064
Total	$3,408,460	$3,381,266
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$3,889,369
Other temporary differences	(770)
Net unrealized appreciation	13,041,196
Distributable earnings/(accumulated loss)	$16,929,795
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$16,225	$(16,225)

At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $857,678 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	404,031	421,811
Service Class	415,470	480,533
Shares reinvested:
Standard Class	225,023	238,730
Service Class	64,274	60,791
	1,108,798	1,201,865
Shares redeemed:
Standard Class	(1,419,008)	(1,350,668)
Service Class	(452,035)	(621,609)
	(1,871,043)	(1,972,277)
Net decrease	(762,245)	(770,412)
LVIP Macquarie Wealth Builder Fund-22

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(40,640)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$15	$—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(32,418)	(192,063)
Total		$(32,403)	$(192,063)
LVIP Macquarie Wealth Builder Fund-23

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,094,499	$655,910
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by
LVIP Macquarie Wealth Builder Fund-24

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Wealth Builder Fund-25

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Macquarie Wealth Builder Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Macquarie Wealth Builder Fund (formerly, LVIP Delaware Wealth Builder Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Macquarie Wealth Builder Fund–26

LVIP Multi-Manager International Equity Managed Volatility Fund
(formerly, LVIP MFS International Equity Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Multi-Manager International Equity Managed Volatility Fund

LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.21%
INVESTMENT COMPANIES–95.21%
International Equity Funds–95.21%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	13,941,797	$168,667,857
LVIP Franklin Templeton Multi-Factor International Equity Fund	6,981,827	56,119,926
LVIP MFS International Growth Fund	17,077,853	335,835,971
Total Affiliated Investments (Cost $488,502,687)		560,623,754

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.42%
INVESTMENT COMPANY–4.42%
Money Market Fund–4.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	26,018,304	$26,018,304
Total Unaffiliated Investment (Cost $26,018,304)		26,018,304

TOTAL INVESTMENTS–99.63% (Cost $514,520,991)	586,642,058
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	2,175,435
NET ASSETS APPLICABLE TO 46,534,415 SHARES OUTSTANDING–100.00%	$588,817,493

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
88	British Pound	$6,876,650	$7,007,500	3/17/25	$—	$(130,850)
88	Euro	11,427,350	11,604,407	3/17/25	—	(177,057)
102	Japanese Yen	8,172,750	8,485,527	3/17/25	—	(312,777)
					—	(620,684)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	483,210	501,893	3/21/25	—	(18,683)
1	E-mini Russell 2000 Index	112,490	121,300	3/21/25	—	(8,810)
3	E-mini S&P 500 Index	890,362	924,049	3/21/25	—	(33,687)
225	Euro STOXX 50 Index	11,375,961	11,649,724	3/21/25	—	(273,763)
68	FTSE 100 Index	6,963,993	7,110,129	3/21/25	—	(146,136)
33	Nikkei 225 Index (OSE)	8,368,235	8,241,223	3/13/25	127,012	—
					127,012	(481,079)
Total Futures Contracts					$127,012	$(1,101,763)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-1

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$560,623,754
Unaffiliated investments, at value	26,018,304
Cash collateral held at broker for futures contracts	2,374,378
Dividends and interest receivable	100,880
Receivable for securities sold	100,723
Receivable for fund shares sold	89,061
Expense reimbursement receivable from Lincoln Financial Investments Corporation	35,031
Prepaid expenses	2,202
TOTAL ASSETS	589,344,333
LIABILITIES:
Due to manager and affiliates	235,714
Payable for fund shares redeemed	195,086
Variation margin due to broker on futures contracts	43,813
Payable for audit fee	22,140
Payable for fund accounting fee	20,699
Other accrued expenses payable	9,388
TOTAL LIABILITIES	526,840
TOTAL NET ASSETS	$588,817,493
Affiliated investments, at cost	$488,502,687
Unaffiliated investments, at cost	26,018,304
Standard Class:
Net Assets	$16,607
Shares Outstanding	1,311
Net Asset Value Per Share	$12.668
Service Class:
Net Assets	$588,800,886
Shares Outstanding	46,533,104
Net Asset Value Per Share	$12.653
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$481,344,967
Distributable earnings/(accumulated loss)	107,472,526
TOTAL NET ASSETS	$588,817,493
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-2

LVIP Multi-Manager International Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$10,493,403
Dividends from unaffiliated investments	1,028,481
11,521,884
EXPENSES:
Management fees	5,199,522
Distribution fees-Service Class	1,529,230
Shareholder servicing fees	177,395
Accounting and administration expenses	95,710
Professional fees	46,330
Reports and statements to shareholders	29,901
Trustees’ fees and expenses	19,687
Consulting fees	8,113
Custodian fees	8,028
Pricing fees	610
Other	20,485
7,135,011
Less:
Management fees waived	(4,067,862)
Expenses reimbursed	(406,258)
Total operating expenses	2,660,891
NET INVESTMENT INCOME	8,860,993
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	32,723,888
Sale of unaffiliated investments	705,005
Distributions from affiliated investment companies	19,007,574
Foreign currencies	(17,388)
Futures contracts	1,544,128
Net realized gain	53,963,207
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(20,650,344)
Unaffiliated investments	6,176,752
Foreign currencies	(2,399)
Futures contracts	(1,685,233)
Net change in unrealized appreciation (depreciation)	(16,161,224)
NET REALIZED AND UNREALIZED GAIN	37,801,983
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,662,976
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,860,993	$9,877,932
Net realized gain	53,963,207	18,453,749
Net change in unrealized appreciation (depreciation)	(16,161,224)	47,628,724
Net increase in net assets resulting from operations	46,662,976	75,960,405
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(894)	(1,163)
Service Class	(30,607,224)	(44,788,195)
	(30,608,118)	(44,789,358)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	18,095,963	28,749,413
Reinvestment of dividends and distributions:
Standard Class	894	1,163
Service Class	30,607,224	44,788,195
	48,704,081	73,538,771
Cost of shares redeemed:
Service Class	(83,715,374)	(74,841,163)
	(83,715,374)	(74,841,163)
Decrease in net assets derived from capital share transactions	(35,011,293)	(1,302,392)
NET INCREASE (DECREASE) IN NET ASSETS	(18,956,435)	29,868,655
NET ASSETS:
Beginning of year	607,773,928	577,905,273
End of year	$588,817,493	$607,773,928
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-3

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$12.376	$11.788	$14.252	$12.809	$12.914
Income (loss) from investment operations:
Net investment income[2]	0.222	0.244	0.131	0.088	0.118
Net realized and unrealized gain (loss)	0.781	1.343	(2.450)	1.502	0.177
Total from investment operations	1.003	1.587	(2.319)	1.590	0.295
Less dividends and distributions from:
Net investment income	(0.274)	(0.235)	(0.145)	(0.147)	(0.149)
Net realized gain	(0.437)	(0.764)	—	—	(0.251)
Total dividends and distributions	(0.711)	(0.999)	(0.145)	(0.147)	(0.400)
Net asset value, end of period	$12.668	$12.376	$11.788	$14.252	$12.809
Total return[3]	8.00%	13.89%	(16.26% )	12.42%	2.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17	$15	$14	$16	$14
Ratio of expenses to average net assets[4]	0.19%	0.19%	0.19%	0.14%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets	1.69%	1.94%	1.09%	0.62%	1.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.96%	1.21%	0.36%	(0.16% )	0.27%
Portfolio turnover	45%	10%	31%	7%	15%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-4

LVIP Multi-Manager International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager International Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$12.361	$11.778	$14.239	$12.798	$12.908
Income (loss) from investment operations:
Net investment income[2]	0.189	0.211	0.101	0.051	0.089
Net realized and unrealized gain (loss)	0.780	1.340	(2.447)	1.502	0.173
Total from investment operations	0.969	1.551	(2.346)	1.553	0.262
Less dividends and distributions from:
Net investment income	(0.240)	(0.204)	(0.115)	(0.112)	(0.121)
Net realized gain	(0.437)	(0.764)	—	—	(0.251)
Total dividends and distributions	(0.677)	(0.968)	(0.115)	(0.112)	(0.372)
Net asset value, end of period	$12.653	$12.361	$11.778	$14.239	$12.798
Total return[3]	7.73%	13.59%	(16.47% )	12.14%	2.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$588,801	$607,759	$577,892	$701,878	$640,677
Ratio of expenses to average net assets[4]	0.44%	0.44%	0.44%	0.39%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income to average net assets	1.44%	1.69%	0.84%	0.37%	0.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.71%	0.96%	0.11%	(0.41% )	0.02%
Portfolio turnover	45%	10%	31%	7%	15%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-5

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager International Equity Managed Volatility Fund (formerly, LVIP MFS International Equity Managed Volatility Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager International Equity Managed Volatility Fund-6

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.665% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class and 0.435% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$389,908	$391,470	$406,258	$1,187,636
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$50,582
Legal	7,682
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Multi-Manager International Equity Managed Volatility Fund-7

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,899 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$35,031
Management fees payable to LFI	93,982
Distribution fees payable to LFD	127,000
Shareholder servicing fees payable to Lincoln Life	14,732
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.21%@
Equity Fund-0.00%@
×,✧✧LVIP MFS Value Fund	$59,301,471	$3,130,364	$69,216,879	$21,952,133	$(15,167,089)	$—	$—	—	$—	$2,965,006
International Equity Funds-95.21%@
✧✧‡LVIP Dimensional International Core Equity Fund	—	174,314,243	947,008	(7,145)	(4,692,233)	—	168,667,857	13,941,797	3,399,741	—
✧✧‡LVIP Franklin Templeton Multi-Factor International Equity Fund	—	58,723,145	315,670	(3,244)	(2,275,650)	(8,655)	56,119,926	6,981,827	1,751,644	—
✧✧LVIP MFS International Growth Fund	412,700,109	25,541,799	114,672,709	10,782,144	1,484,628	—	335,835,971	17,077,853	5,342,018	16,042,568
Total	$472,001,580	$261,709,551	$185,152,266	$32,723,888	$(20,650,344)	$(8,655)	$560,623,754		$10,493,403	$19,007,574

@ As a percentage of Net Assets as of December 31, 2024.
× Issuer is no longer an investment of the Fund at December 31, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$265,854,474
Sales	313,072,589
LVIP Multi-Manager International Equity Managed Volatility Fund-8

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$522,555,332
Aggregate unrealized appreciation of investments and derivatives	$71,412,794
Aggregate unrealized depreciation of investments and derivatives	(7,203,587)
Net unrealized appreciation of investments and derivatives	$64,209,207
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$560,623,754	$—	$—	$560,623,754
Unaffiliated Investment Company	26,018,304	—	—	26,018,304
Total Investments	$586,642,058	$—	$—	$586,642,058
Derivatives:
Assets:
Futures Contract	$127,012	$—	$—	$127,012
Liabilities:
Futures Contracts	$(1,101,763)	$—	$—	$(1,101,763)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP Multi-Manager International Equity Managed Volatility Fund-9

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$13,676,739	$11,211,184
Long-term capital gains	16,931,379	33,578,174
Total	$30,608,118	$44,789,358
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$43,263,320
Other temporary differences	(1)
Net unrealized appreciation	64,209,207
Distributable earnings/(accumulated loss)	$107,472,526
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	—	—
Service Class	1,389,185	2,331,954
Shares reinvested:
Standard Class	69	97
Service Class	2,342,695	3,752,210
	3,731,949	6,084,261
Shares redeemed:
Standard Class	—	—
Service Class	(6,364,803)	(5,984,296)
	(6,364,803)	(5,984,296)
Net increase (decrease)	(2,632,854)	99,965
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP Multi-Manager International Equity Managed Volatility Fund-10

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$127,012	Variation margin due to broker on futures contracts	$(481,079)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(620,684)
Total		$127,012		$(1,101,763)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,225,756	$(745,141)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(681,628)	(940,092)
Total		$1,544,128	$(1,685,233)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$44,659,208	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Multi-Manager International Equity Managed Volatility Fund-11

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager International Equity Managed Volatility Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Multi-Manager International Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Multi-Manager International Equity Managed Volatility Fund (formerly LVIP MFS International Equity Managed Volatility Fund ) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Multi-Manager International Equity Managed Volatility Fund–13

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.38%
Australia–1.70%
Aristocrat Leisure Ltd.	332,673	$14,075,871
Lottery Corp. Ltd.	796,616	2,435,744
WiseTech Global Ltd.	92,038	6,896,417
		23,408,032
Brazil–0.09%
TOTVS SA	284,600	1,233,388
		1,233,388
Canada–8.19%
Agnico Eagle Mines Ltd.	350,189	27,397,304
Canadian Pacific Kansas City Ltd.	167,153	12,102,880
Element Fleet Management Corp.	1,153,198	23,313,460
Franco-Nevada Corp.	180,057	21,159,156
RB Global, Inc.	321,381	29,006,902
		112,979,702
China–1.25%
Alibaba Group Holding Ltd.	258,600	2,743,608
Kingsoft Corp. Ltd.	376,400	1,630,801
Ping An Insurance Group Co. of China Ltd. Class H	444,500	2,635,528
Tencent Holdings Ltd.	125,400	6,732,864
Yum China Holdings, Inc.	71,780	3,457,859
		17,200,660
Denmark–1.48%
Novo Nordisk AS Class B	236,203	20,380,027
		20,380,027
France–16.72%
Air Liquide SA	176,301	28,656,941
Capgemini SE	166,200	27,226,823
Dassault Systemes SE	456,759	15,849,978
EssilorLuxottica SA	143,212	34,950,344
Kering SA	26,743	6,599,937
LVMH Moet Hennessy Louis Vuitton SE	58,469	38,489,119
Pernod Ricard SA	126,191	14,247,926
Schneider Electric SE	228,912	57,121,830
Sodexo SA	90,233	7,435,366
		230,578,264
Germany–11.66%
Deutsche Boerse AG	119,517	27,531,477
GEA Group AG	416,735	20,700,573
Merck KGaA	74,204	10,798,378
SAP SE	305,410	75,122,949
Symrise AG	146,836	15,663,373
†Zalando SE	325,771	10,898,094
		160,714,844
Hong Kong–3.03%
AIA Group Ltd.	5,437,800	39,418,300
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China Resources Gas Group Ltd.	613,000	$2,427,012
		41,845,312
India–1.03%
HDFC Bank Ltd. ADR	126,485	8,077,332
ITC Ltd.	6,918	39,081
Reliance Industries Ltd.	284,342	4,036,776
UPL Ltd.	363,680	2,128,206
		14,281,395
Ireland–3.70%
Experian PLC	463,885	20,006,408
†Flutter Entertainment PLC	100,632	26,008,340
Kingspan Group PLC	68,987	5,034,369
		51,049,117
Japan–10.97%
Daiichi Sankyo Co. Ltd.	379,900	10,395,293
Hitachi Ltd.	2,402,500	58,837,331
Kose Corp.	31,500	1,433,024
LY Corp.	2,513,300	6,645,391
Nomura Research Institute Ltd.	475,600	13,964,351
Obic Co. Ltd.	431,000	12,825,850
Oracle Corp. Japan	103,100	9,867,326
Resonac Holdings Corp.	402,500	10,023,541
Sugi Holdings Co. Ltd.	346,500	5,428,810
Terumo Corp.	740,400	14,293,963
ZOZO, Inc.	245,700	7,567,051
		151,281,931
Luxembourg–0.53%
Tenaris SA	389,353	7,350,377
		7,350,377
Macau–0.60%
†Sands China Ltd.	3,070,000	8,261,348
		8,261,348
Mexico–0.26%
Grupo Financiero Banorte SAB de CV Class O	556,124	3,583,561
		3,583,561
Netherlands–5.83%
Akzo Nobel NV	167,557	10,059,762
ASML Holding NV	19,173	13,479,217
Heineken NV	463,431	32,979,083
†Prosus NV	189,863	7,542,277
†Qiagen NV	364,955	16,358,669
		80,419,008
Peru–0.42%
Credicorp Ltd.	31,425	5,760,831
		5,760,831
Republic of Korea–0.64%
Amorepacific Corp.	29,586	2,093,711
LVIP MFS International Growth Fund-1

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†NAVER Corp.	29,979	$4,000,096
SK Hynix, Inc.	23,551	2,698,717
		8,792,524
Singapore–2.76%
DBS Group Holdings Ltd.	1,008,160	32,275,294
Singapore Technologies Engineering Ltd.	1,692,900	5,776,673
		38,051,967
Spain–2.37%
Amadeus IT Group SA	463,087	32,714,758
		32,714,758
Sweden–2.08%
Assa Abloy AB Class B	969,183	28,626,060
		28,626,060
Switzerland–8.42%
Nestle SA	549,513	45,083,786
Roche Holding AG	170,159	47,577,581
Sika AG	43,758	10,440,963
Sonova Holding AG	39,761	13,002,232
		116,104,562
Taiwan–2.75%
Delta Electronics, Inc.	432,000	5,672,681
Taiwan Semiconductor Manufacturing Co. Ltd.	932,000	30,560,173
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,442	1,667,210
		37,900,064
Thailand–0.24%
Advanced Info Service PCL	135,400	1,139,751
Kasikornbank PCL	559,000	2,143,694
		3,283,445
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–8.02%
Burberry Group PLC	356,646	$4,375,553
Compass Group PLC	569,574	18,981,379
Diageo PLC	706,255	22,435,572
Haleon PLC	2,013,479	9,513,023
London Stock Exchange Group PLC	113,306	16,007,519
Reckitt Benckiser Group PLC	381,178	23,062,914
†Rolls-Royce Holdings PLC	2,270,827	16,164,433
		110,540,393
United States–2.64%
Linde PLC	86,952	36,404,194
		36,404,194
Total Common Stock (Cost $906,900,389)		1,342,745,764

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	739	739
Total Money Market Fund (Cost $739)		739

	Principal Amount°
SHORT-TERM INVESTMENT–2.31%
AGENCY OBLIGATIONS–2.31%
≠Federal Home Loan Bank Discount Notes 4.16% 1/2/25	31,854,000	31,850,372
		31,850,372
Total Short-Term Investment (Cost $31,850,372)		31,850,372

TOTAL INVESTMENTS–99.69% (Cost $938,751,500)	1,374,596,875
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	4,243,715
NET ASSETS APPLICABLE TO 70,112,650 SHARES OUTSTANDING–100.00%	$1,378,840,590
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,078,099,595 / 54,823,919 Shares)	$19.665
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($300,740,995 / 15,288,731 Shares)	$19.671
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$856,688,103
Distributable earnings/(accumulated loss)	522,152,487
TOTAL NET ASSETS	$1,378,840,590

LVIP MFS International Growth Fund-2

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $855,288 payable for fund shares redeemed, $83,048 other accrued expenses payable, $953,142 due to manager and affiliates,
$436,790 foreign capital gain taxes payable, $25,560 payable for audit fee and $60,225 payable for fund accounting fee as of December 31,
2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-3

LVIP MFS International Growth Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$30,002,177
Foreign taxes withheld	(2,976,192)
27,025,985
EXPENSES:
Management fees	11,874,124
Distribution fees-Service Class	746,368
Shareholder servicing fees	420,468
Accounting and administration expenses	244,001
Professional fees	130,200
Custodian fees	96,078
Trustees’ fees and expenses	46,620
Reports and statements to shareholders	45,483
Consulting fees	15,685
Pricing fees	9,050
Other	49,648
13,677,725
Less:
Management fees waived	(1,489,891)
Total operating expenses	12,187,834
NET INVESTMENT INCOME	14,838,151
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	124,771,782
Foreign currencies	(193,212)
Net realized gain	124,578,570
Net change in unrealized appreciation (depreciation) of:
Investments**	(24,962,586)
Foreign currencies	(463,112)
Net change in unrealized appreciation (depreciation)	(25,425,698)
NET REALIZED AND UNREALIZED GAIN	99,152,872
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,991,023

*	Includes $37,759 foreign capital gains taxes paid.
**	Includes $(269,639) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,838,151	$15,159,448
Net realized gain	124,578,570	62,869,506
Net change in unrealized appreciation (depreciation)	(25,425,698)	121,797,101
Net increase in net assets resulting from operations	113,991,023	199,826,055
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(63,024,423)	(59,928,407)
Service Class	(16,007,401)	(14,405,365)
	(79,031,824)	(74,333,772)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	74,278,387	110,651,084
Service Class	37,414,037	32,669,697
Reinvestment of dividends and distributions:
Standard Class	63,024,423	59,928,407
Service Class	16,007,401	14,405,365
	190,724,248	217,654,553
Cost of shares redeemed:
Standard Class	(222,780,822)	(305,716,103)
Service Class	(45,064,157)	(43,943,963)
	(267,844,979)	(349,660,066)
Decrease in net assets derived from capital share transactions	(77,120,731)	(132,005,513)
NET DECREASE IN NET ASSETS	(42,161,532)	(6,513,230)
NET ASSETS:
Beginning of year	1,421,002,122	1,427,515,352
End of year	$1,378,840,590	$1,421,002,122
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-4

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$19.216	$17.736	$22.641	$21.750	$19.265
Income (loss) from investment operations:
Net investment income[1]	0.218	0.217	0.193	0.160	0.156
Net realized and unrealized gain (loss)	1.385	2.328	(3.576)	2.256	2.631
Total from investment operations	1.603	2.545	(3.383)	2.416	2.787
Less dividends and distributions from:
Net investment income	(0.317)	(0.401)	(0.196)	(0.157)	(0.186)
Net realized gain	(0.837)	(0.664)	(1.326)	(1.368)	(0.116)
Total dividends and distributions	(1.154)	(1.065)	(1.522)	(1.525)	(0.302)
Net asset value, end of period	$19.665	$19.216	$17.736	$22.641	$21.750
Total return[2]	8.10%	14.71%	(14.28% )	11.24%	14.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,078,100	$1,134,818	$1,166,939	$1,442,752	$1,298,318
Ratio of expenses to average net assets	0.79%	0.80%	0.79%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.90%	0.89%	0.88%	0.89%
Ratio of net investment income to average net assets	1.07%	1.14%	1.02%	0.70%	0.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97%	1.03%	0.92%	0.60%	0.73%
Portfolio turnover	13%	15%	12%	18%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-5

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$19.224	$17.746	$22.658	$21.767	$19.286
Income (loss) from investment operations:
Net investment income[1]	0.167	0.170	0.146	0.103	0.109
Net realized and unrealized gain (loss)	1.384	2.327	(3.581)	2.258	2.626
Total from investment operations	1.551	2.497	(3.435)	2.361	2.735
Less dividends and distributions from:
Net investment income	(0.267)	(0.355)	(0.151)	(0.102)	(0.138)
Net realized gain	(0.837)	(0.664)	(1.326)	(1.368)	(0.116)
Total dividends and distributions	(1.104)	(1.019)	(1.477)	(1.470)	(0.254)
Net asset value, end of period	$19.671	$19.224	$17.746	$22.658	$21.767
Total return[2]	7.83%	14.42%	(14.50% )	10.97%	14.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,741	$286,184	$260,576	$317,403	$283,856
Ratio of expenses to average net assets	1.04%	1.05%	1.04%	1.03%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.15%	1.14%	1.13%	1.14%
Ratio of net investment income to average net assets	0.82%	0.89%	0.77%	0.45%	0.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	0.78%	0.67%	0.35%	0.48%
Portfolio turnover	13%	15%	12%	18%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-6

LVIP MFS International Growth Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS International Growth Fund-7

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP MFS International Growth Fund is $1,652 and $1,666 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP MFS International Growth Fund-8

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$119,808
Legal	18,196
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,996 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$854,042
Distribution fees payable to LFD	64,543
Shareholder servicing fees payable to Lincoln Life	34,557
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$191,185,979
Sales	345,743,289
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$966,303,765
Aggregate unrealized appreciation of investments	$469,857,476
Aggregate unrealized depreciation of investments	(62,142,848)
Net unrealized appreciation of investments	$407,714,628
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP MFS International Growth Fund-9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$23,408,032	$—	$—	$23,408,032
Brazil	—	1,233,388	—	1,233,388
Canada	112,979,702	—	—	112,979,702
China	17,200,660	—	—	17,200,660
Denmark	—	20,380,027	—	20,380,027
France	230,578,264	—	—	230,578,264
Germany	—	160,714,844	—	160,714,844
Hong Kong	41,845,312	—	—	41,845,312
India	14,281,395	—	—	14,281,395
Ireland	51,049,117	—	—	51,049,117
Japan	—	151,281,931	—	151,281,931
Luxembourg	—	7,350,377	—	7,350,377
Macau	8,261,348	—	—	8,261,348
Mexico	3,583,561	—	—	3,583,561
Netherlands	64,060,339	16,358,669	—	80,419,008
Peru	5,760,831	—	—	5,760,831
Republic of Korea	—	8,792,524	—	8,792,524
Singapore	38,051,967	—	—	38,051,967
Spain	32,714,758	—	—	32,714,758
Sweden	—	28,626,060	—	28,626,060
Switzerland	—	116,104,562	—	116,104,562
Taiwan	37,900,064	—	—	37,900,064
Thailand	3,283,445	—	—	3,283,445
United Kingdom	110,540,393	—	—	110,540,393
United States	36,404,194	—	—	36,404,194
Money Market Fund	739	—	—	739
Short-Term Investment	—	31,850,372	—	31,850,372
Total Investments	$831,904,121	$542,692,754	$—	$1,374,596,875
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund-10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals, foreign currency gains/losses and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$26,443,103	$28,134,446
Long-term capital gains	52,588,721	46,199,326
Total	$79,031,824	$74,333,772
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$114,437,859
Net unrealized appreciation	407,714,628
Distributable earnings/(accumulated loss)	$522,152,487
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	3,678,754	5,842,708
Service Class	1,851,883	1,727,529
Shares reinvested:
Standard Class	3,039,906	3,270,313
Service Class	772,425	787,679
	9,342,968	11,628,229
Shares redeemed:
Standard Class	(10,950,634)	(15,852,874)
Service Class	(2,222,060)	(2,312,439)
	(13,172,694)	(18,165,313)
Net decrease	(3,829,726)	(6,537,084)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP MFS International Growth Fund-11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP MFS International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP MFS International Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP MFS International Growth Fund–13

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP MFS Value Fund

LVIP MFS Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.74%
Aerospace & Defense–7.38%
†Boeing Co.	251,192	$44,460,984
General Dynamics Corp.	152,985	40,310,017
Northrop Grumman Corp.	52,010	24,407,773
RTX Corp.	358,854	41,526,585
		150,705,359
Banks–7.96%
Citigroup, Inc.	469,339	33,036,772
JPMorgan Chase & Co.	416,794	99,909,690
PNC Financial Services Group, Inc.	153,234	29,551,177
		162,497,639
Beverages–2.16%
Diageo PLC	660,897	20,994,686
PepsiCo, Inc.	152,106	23,129,239
		44,123,925
Biotechnology–1.38%
AbbVie, Inc.	158,395	28,146,792
		28,146,792
Building Products–0.29%
Trane Technologies PLC	15,861	5,858,260
		5,858,260
Capital Markets–6.77%
Blackrock, Inc.	26,467	27,131,586
KKR & Co., Inc.	190,492	28,175,672
Morgan Stanley	367,908	46,253,394
Nasdaq, Inc.	473,179	36,581,468
		138,142,120
Chemicals–2.23%
Corteva, Inc.	193,078	10,997,723
DuPont de Nemours, Inc.	228,585	17,429,606
PPG Industries, Inc.	66,554	7,949,876
Sherwin-Williams Co.	26,956	9,163,153
		45,540,358
Consumer Finance–2.52%
American Express Co.	173,080	51,368,413
		51,368,413
Consumer Staples Distribution & Retail–1.04%
Target Corp.	157,189	21,248,809
		21,248,809
Electric Utilities–7.25%
American Electric Power Co., Inc.	92,707	8,550,367
Duke Energy Corp.	367,132	39,554,802
Exelon Corp.	358,621	13,498,494
PG&E Corp.	1,528,175	30,838,571
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Southern Co.	435,999	$35,891,438
Xcel Energy, Inc.	289,280	19,532,186
		147,865,858
Electrical Equipment–1.24%
Eaton Corp. PLC	76,343	25,335,951
		25,335,951
Electronic Equipment, Instruments & Components–0.20%
CDW Corp.	23,119	4,023,631
		4,023,631
Food Products–2.15%
Mondelez International, Inc. Class A	347,711	20,768,778
Nestle SA	282,758	23,198,361
		43,967,139
Ground Transportation–2.25%
Canadian National Railway Co.	87,453	8,877,354
Union Pacific Corp.	162,271	37,004,279
		45,881,633
Health Care Equipment & Supplies–1.59%
Abbott Laboratories	238,450	26,971,079
Medtronic PLC	68,344	5,459,319
		32,430,398
Health Care Providers & Services–6.61%
Cigna Group	204,973	56,601,244
Elevance Health, Inc.	64,265	23,707,358
McKesson Corp.	95,736	54,560,904
		134,869,506
Hotels, Restaurants & Leisure–1.46%
Marriott International, Inc. Class A	106,651	29,749,230
		29,749,230
Household Products–1.27%
Kimberly-Clark Corp.	108,205	14,179,183
Reckitt Benckiser Group PLC	192,781	11,664,083
		25,843,266
Industrial Conglomerates–1.74%
Honeywell International, Inc.	157,239	35,518,718
		35,518,718
Industrial REITs–1.51%
Prologis, Inc.	292,348	30,901,184
		30,901,184
Insurance–12.23%
Aon PLC Class A	146,389	52,577,073
Chubb Ltd.	128,973	35,635,240
LVIP MFS Value Fund-1

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	223,351	$47,441,986
Progressive Corp.	326,517	78,236,738
Travelers Cos., Inc.	148,114	35,679,182
		249,570,219
IT Services–1.91%
Accenture PLC Class A	110,795	38,976,573
		38,976,573
Machinery–2.45%
Illinois Tool Works, Inc.	80,623	20,442,768
Otis Worldwide Corp.	68,754	6,367,308
PACCAR, Inc.	222,352	23,129,055
		49,939,131
Media–0.21%
Comcast Corp. Class A	114,427	4,294,445
		4,294,445
Multi-Utilities–1.69%
Dominion Energy, Inc.	639,032	34,418,264
		34,418,264
Oil, Gas & Consumable Fuels–6.05%
Chevron Corp.	192,542	27,887,783
ConocoPhillips	432,678	42,908,677
EOG Resources, Inc.	136,635	16,748,718
Exxon Mobil Corp.	334,545	35,987,006
		123,532,184
Personal Care Products–1.03%
Kenvue, Inc.	979,950	20,921,933
		20,921,933
Pharmaceuticals–4.51%
Johnson & Johnson	285,071	41,226,968
Merck & Co., Inc.	200,764	19,972,002
Pfizer, Inc.	1,162,075	30,829,850
		92,028,820
Professional Services–1.06%
Equifax, Inc.	84,624	21,566,426
		21,566,426
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–5.78%
Analog Devices, Inc.	187,019	$39,734,056
KLA Corp.	40,117	25,278,524
NXP Semiconductors NV	108,175	22,484,174
Texas Instruments, Inc.	162,490	30,468,500
		117,965,254
Specialized REITs–0.33%
Public Storage	22,679	6,791,000
		6,791,000
Specialty Retail–2.09%
Lowe's Cos., Inc.	173,210	42,748,228
		42,748,228
Trading Companies & Distributors–0.40%
WW Grainger, Inc.	7,689	8,104,590
		8,104,590
Total Common Stock (Cost $1,118,408,167)		2,014,875,256

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	29,279	29,279
Total Money Market Fund (Cost $29,279)		29,279

	Principal Amount°
SHORT-TERM INVESTMENT–1.22%
AGENCY OBLIGATIONS–1.22%
≠Federal Home Loan Bank Discount Notes 4.16% 1/2/25	24,934,000	24,931,160
		24,931,160
Total Short-Term Investment (Cost $24,931,160)		24,931,160

TOTAL INVESTMENTS–99.96% (Cost $1,143,368,606)	2,039,835,695
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	892,792
NET ASSETS APPLICABLE TO 38,738,413 SHARES OUTSTANDING–100.00%	$2,040,728,487
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($965,721,750 / 18,314,439 Shares)	$52.730
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,075,006,737 / 20,423,974 Shares)	$52.635
LVIP MFS Value Fund-2

LVIP MFS Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,008,361,875
Distributable earnings/(accumulated loss)	1,032,366,612
TOTAL NET ASSETS	$2,040,728,487

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $2,837,124 payable for fund shares redeemed, $24,440 other accrued expenses payable, $1,259,296 due to manager and affiliates,
$22,140 payable for audit fee and $80,792 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-3

LVIP MFS Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$48,212,380
Foreign taxes withheld	(262,356)
47,950,024
EXPENSES:
Management fees	12,455,736
Distribution fees-Service Class	2,757,897
Shareholder servicing fees	608,651
Accounting and administration expenses	340,503
Professional fees	73,354
Reports and statements to shareholders	68,269
Trustees’ fees and expenses	66,588
Custodian fees	24,470
Consulting fees	15,645
Pricing fees	1,209
Other	74,763
16,487,085
Less:
Management fees waived	(839,519)
Total operating expenses	15,647,566
NET INVESTMENT INCOME	32,302,458
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	149,555,998
Foreign currencies	8,454
Net realized gain	149,564,452
Net change in unrealized appreciation (depreciation) of:
Investments	51,914,264
Foreign currencies	(52,261)
Net change in unrealized appreciation (depreciation)	51,862,003
NET REALIZED AND UNREALIZED GAIN	201,426,455
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$233,728,913
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,302,458	$31,439,900
Net realized gain	149,564,452	110,698,158
Net change in unrealized appreciation (depreciation)	51,862,003	5,856,596
Net increase in net assets resulting from operations	233,728,913	147,994,654
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(71,408,338)	(69,389,567)
Service Class	(75,009,318)	(81,524,036)
	(146,417,656)	(150,913,603)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	111,936,624	140,701,022
Service Class	92,967,143	82,015,421
Reinvestment of dividends and distributions:
Standard Class	71,408,338	69,389,567
Service Class	75,009,318	81,524,036
	351,321,423	373,630,046
Cost of shares redeemed:
Standard Class	(185,631,010)	(106,091,689)
Service Class	(226,534,061)	(137,965,384)
	(412,165,071)	(244,057,073)
Increase (decrease) in net assets derived from capital share transactions	(60,843,648)	129,572,973
NET INCREASE IN NET ASSETS	26,467,609	126,654,024
NET ASSETS:
Beginning of year	2,014,260,878	1,887,606,854
End of year	$2,040,728,487	$2,014,260,878
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-4

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$50.605	$50.824	$57.719	$47.407	$46.462
Income (loss) from investment operations:
Net investment income[1]	0.908	0.902	0.876	0.744	0.706
Net realized and unrealized gain (loss)	5.182	2.988	(4.561)	11.259	0.981
Total from investment operations	6.090	3.890	(3.685)	12.003	1.687
Less dividends and distributions from:
Net investment income	(0.926)	(0.885)	(0.951)	(0.758)	(0.735)
Net realized gain	(3.039)	(3.224)	(2.259)	(0.933)	(0.007)
Total dividends and distributions	(3.965)	(4.109)	(3.210)	(1.691)	(0.742)
Net asset value, end of period	$52.730	$50.605	$50.824	$57.719	$47.407
Total return[2]	11.84%	8.07%	(6.07% )	25.46%	3.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$965,722	$926,670	$823,716	$962,574	$749,207
Ratio of expenses to average net assets	0.61%	0.62%	0.63%	0.65%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%	0.66%	0.65%	0.67%
Ratio of net investment income to average net assets	1.67%	1.80%	1.66%	1.38%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.63%	1.76%	1.63%	1.38%	1.66%
Portfolio turnover	12%	15%	14%	9%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-5

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$50.524	$50.758	$57.652	$47.359	$46.426
Income (loss) from investment operations:
Net investment income[1]	0.770	0.776	0.743	0.607	0.599
Net realized and unrealized gain (loss)	5.168	2.975	(4.560)	11.239	0.969
Total from investment operations	5.938	3.751	(3.817)	11.846	1.568
Less dividends and distributions from:
Net investment income	(0.788)	(0.761)	(0.818)	(0.620)	(0.628)
Net realized gain	(3.039)	(3.224)	(2.259)	(0.933)	(0.007)
Total dividends and distributions	(3.827)	(3.985)	(3.077)	(1.553)	(0.635)
Net asset value, end of period	$52.635	$50.524	$50.758	$57.652	$47.359
Total return[2]	11.57%	7.80%	(6.31% )	25.15%	3.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,075,007	$1,087,591	$1,063,891	$1,263,214	$1,108,447
Ratio of expenses to average net assets	0.86%	0.87%	0.88%	0.90%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.91%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets	1.42%	1.55%	1.41%	1.13%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38%	1.51%	1.38%	1.13%	1.41%
Portfolio turnover	12%	15%	14%	9%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-6

LVIP MFS Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS Value Fund-7

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.04% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP MFS Value Fund-8

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$172,791
Legal	26,240
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $24,350 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$975,581
Distribution fees payable to LFD	232,624
Shareholder servicing fees payable to Lincoln Life	51,091
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$252,352,302
Sales	426,408,689
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$1,152,804,902
Aggregate unrealized appreciation of investments	$929,435,394
Aggregate unrealized depreciation of investments	(42,402,174)
Net unrealized appreciation of investments	$887,033,220
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default
LVIP MFS Value Fund-9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$150,705,359	$—	$—	$150,705,359
Banks	162,497,639	—	—	162,497,639
Beverages	44,123,925	—	—	44,123,925
Biotechnology	28,146,792	—	—	28,146,792
Building Products	5,858,260	—	—	5,858,260
Capital Markets	138,142,120	—	—	138,142,120
Chemicals	45,540,358	—	—	45,540,358
Consumer Finance	51,368,413	—	—	51,368,413
Consumer Staples Distribution & Retail	21,248,809	—	—	21,248,809
Electric Utilities	147,865,858	—	—	147,865,858
Electrical Equipment	25,335,951	—	—	25,335,951
Electronic Equipment, Instruments & Components	4,023,631	—	—	4,023,631
Food Products	20,768,778	23,198,361	—	43,967,139
Ground Transportation	45,881,633	—	—	45,881,633
Health Care Equipment & Supplies	32,430,398	—	—	32,430,398
Health Care Providers & Services	134,869,506	—	—	134,869,506
Hotels, Restaurants & Leisure	29,749,230	—	—	29,749,230
Household Products	25,843,266	—	—	25,843,266
Industrial Conglomerates	35,518,718	—	—	35,518,718
Industrial REITs	30,901,184	—	—	30,901,184
Insurance	249,570,219	—	—	249,570,219
IT Services	38,976,573	—	—	38,976,573
Machinery	49,939,131	—	—	49,939,131
Media	4,294,445	—	—	4,294,445
Multi-Utilities	34,418,264	—	—	34,418,264
Oil, Gas & Consumable Fuels	123,532,184	—	—	123,532,184
Personal Care Products	20,921,933	—	—	20,921,933
Pharmaceuticals	92,028,820	—	—	92,028,820
Professional Services	21,566,426	—	—	21,566,426
Semiconductors & Semiconductor Equipment	117,965,254	—	—	117,965,254
Specialized REITs	6,791,000	—	—	6,791,000
Specialty Retail	42,748,228	—	—	42,748,228
Trading Companies & Distributors	8,104,590	—	—	8,104,590
Money Market Fund	29,279	—	—	29,279
Short-Term Investment	—	24,931,160	—	24,931,160
Total Investments	$1,991,706,174	$48,129,521	$—	$2,039,835,695
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP MFS Value Fund-10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$39,212,388	$31,940,455
Long-term capital gains	107,205,268	118,973,148
Total	$146,417,656	$150,913,603
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$145,333,391
Other temporary differences	1
Net unrealized appreciation	887,033,220
Distributable earnings/(accumulated loss)	$1,032,366,612
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	2,070,234	2,800,578
Service Class	1,713,378	1,643,570
Shares reinvested:
Standard Class	1,302,289	1,421,161
Service Class	1,371,852	1,675,937
	6,457,753	7,541,246
Shares redeemed:
Standard Class	(3,369,933)	(2,117,011)
Service Class	(4,187,351)	(2,753,346)
	(7,557,284)	(4,870,357)
Net increase (decrease)	(1,099,531)	2,670,889
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP MFS Value Fund-11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP MFS Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP MFS Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP MFS Value Fund–13

LVIP Mondrian Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Mondrian Global Income Fund

LVIP Mondrian Global Income Fund
Statement of Net Assets
December 31, 2024

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–2.75%
Germany–0.35%
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	$1,487,751
			1,487,751
Japan–1.54%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	6,811,000	6,539,284
			6,539,284
Norway–0.86%
Equinor ASA 1.63% 2/17/35	EUR	4,133,000	3,670,433
			3,670,433
South Africa–0.00%
‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	96
			96
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	2,062
			2,062
Total Corporate Bonds (Cost $13,887,985)			11,699,626
ΔSOVEREIGN BONDS–53.34%
Australia–3.87%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	898,159
1.75% 6/21/51	AUD	3,000,000	998,744
2.75% 6/21/35	AUD	5,000,000	2,667,366
3.00% 3/21/47	AUD	3,600,000	1,676,134
3.25% 4/21/25	AUD	2,200,000	1,357,428
3.25% 4/21/25	AUD	3,250,000	2,005,292
3.25% 6/21/39	AUD	6,900,000	3,677,249
4.75% 4/21/27	AUD	5,100,000	3,218,768
			16,499,140
Austria–1.07%
Republic of Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	4,546,531
			4,546,531
Belgium–2.48%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	817,623
0.40% 6/22/40	EUR	8,250,000	5,583,223
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	4,600,000	4,178,963
			10,579,809
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–2.09%
Canada Government Bonds
0.50% 12/1/30	CAD	7,494,000	$4,501,718
1.00% 6/1/27	CAD	6,422,000	4,280,618
3.50% 12/1/45	CAD	200,000	142,743
			8,925,079
China–1.12%
China Government Bonds 2.68% 5/21/30	CNY	32,700,000	4,754,652
			4,754,652
Finland–1.04%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	4,417,163
			4,417,163
France–4.05%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	2,600,000	1,563,584
0.75% 5/25/52	EUR	2,600,000	1,363,823
1.50% 5/25/31	EUR	10,026,297	9,597,667
2.75% 2/25/29	EUR	4,540,000	4,728,346
			17,253,420
Germany–3.28%
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	1,749,000	1,686,324
1.25% 8/15/48	EUR	1,650,000	1,314,434
2.50% 7/4/44	EUR	1,622,000	1,657,958
2.60% 8/15/34	EUR	5,321,000	5,622,964
4.00% 1/4/37	EUR	3,100,000	3,708,104
			13,989,784
Italy–4.91%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	2,400,000	2,476,821
1.80% 3/1/41	EUR	2,950,000	2,307,652
2.00% 2/1/28	EUR	4,300,000	4,387,787
2.45% 9/1/33	EUR	2,500,000	2,427,540
2.95% 9/1/38	EUR	6,800,000	6,462,356
4.75% 9/1/44	EUR	2,500,000	2,876,296
			20,938,452
Japan–4.88%
Japan Government 10 yr Bond 0.10% 3/20/28	JPY	375,000,000	2,343,902
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	5,851,962
1.60% 6/20/30	JPY	300,000,000	1,993,447
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	600,000,000	2,709,714
1.70% 9/20/44	JPY	1,200,000,000	7,409,196
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	502,483
			20,810,704
LVIP Mondrian Global Income Fund-1

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Malaysia–2.89%
Malaysia Government Bonds
3.50% 5/31/27	MYR	38,274,000	$8,557,746
3.88% 3/14/25	MYR	9,600,000	2,149,509
3.90% 11/30/26	MYR	6,000,000	1,353,509
3.90% 11/16/27	MYR	1,150,000	259,858
			12,320,622
Mexico–3.74%
Mexican Bonos
7.50% 6/3/27	MXN	75,000,000	3,413,865
7.75% 11/13/42	MXN	150,000,000	5,510,743
8.00% 11/7/47	MXN	135,000,000	4,975,855
Mexico Bonos
7.75% 5/29/31	MXN	33,000,000	1,409,309
8.50% 11/18/38	MXN	15,100,000	616,927
			15,926,699
Netherlands–1.15%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,473,603
2.75% 1/15/47	EUR	3,300,000	3,443,941
			4,917,544
New Zealand–5.78%
New Zealand Government Bonds
1.75% 5/15/41	NZD	23,600,000	8,544,966
2.00% 5/15/32	NZD	8,900,000	4,280,222
3.00% 4/20/29	NZD	7,000,000	3,799,554
4.50% 4/15/27	NZD	14,000,000	7,996,554
			24,621,296
Norway–1.10%
Kommunalbanken AS 0.05% 10/24/29	EUR	5,068,000	4,663,670
			4,663,670
Republic of Korea–3.01%
Korea Treasury Bonds
3.50% 9/10/28	KRW	12,700,000,000	8,871,216
3.88% 12/10/26	KRW	5,700,000,000	3,958,286
			12,829,502
United Kingdom–6.88%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	3,020,367
1.25% 10/22/41	GBP	12,300,000	8,999,052
1.25% 7/31/51	GBP	7,250,000	4,058,183
1.75% 9/7/37	GBP	2,652,000	2,383,728
4.25% 12/7/27	GBP	2,500,000	3,134,447
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Gilt (continued)
4.50% 9/7/34	GBP	6,200,000	$7,726,261
			29,322,038
Total Sovereign Bonds (Cost $267,037,958)			227,316,105
SUPRANATIONAL BANKS–4.02%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	7,958,329
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	9,194,933
Total Supranational Banks (Cost $24,206,428)			17,153,262
U.S. TREASURY OBLIGATIONS–36.42%
U.S. Treasury Bonds
1.13% 8/15/40		17,000,000	10,136,525
2.25% 5/15/41		15,000,000	10,644,667
2.50% 2/15/46		11,400,000	7,795,768
2.75% 8/15/42		10,000,000	7,512,838
3.13% 8/15/44		8,800,000	6,834,280
3.63% 8/15/43		8,000,000	6,776,654
3.63% 2/15/53		10,931,100	8,881,415
4.50% 5/15/38		7,300,000	7,183,495
U.S. Treasury Notes
1.13% 2/15/31		9,500,000	7,839,852
1.25% 8/15/31		22,000,000	17,953,811
1.63% 2/15/26		13,251,500	12,872,865
2.00% 8/15/25		11,750,000	11,586,871
2.13% 5/15/25		10,300,000	10,219,300
2.75% 2/28/25		13,000,000	12,967,282
2.75% 2/15/28		13,100,000	12,508,525
4.13% 9/30/27		3,500,000	3,486,178
Total U.S. Treasury Obligations (Cost $174,160,496)			155,200,326

	Number of Shares
MONEY MARKET FUND–2.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	8,731,695	8,731,695
Total Money Market Fund (Cost $8,731,695)		8,731,695

TOTAL INVESTMENTS–98.58% (Cost $488,024,562)	420,101,014
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.42%	6,043,266
NET ASSETS APPLICABLE TO 48,248,330 SHARES OUTSTANDING –100.00%	$426,144,280
LVIP Mondrian Global Income Fund-2

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND STANDARD CLASS ($48,061,928 / 5,382,910 Shares)	$8.929
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND SERVICE CLASS ($378,082,352 / 42,865,420 Shares)	$8.820
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$537,287,213
Distributable earnings/(accumulated loss)	(111,142,933)
TOTAL NET ASSETS	$426,144,280

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.

★Includes $1,577,957 payable for fund shares redeemed, $8,416 cash collateral due to brokers for certain open bilateral derivatives, $53,737 other accrued expenses payable, $290,609 due to manager and affiliates, $53,260 payable for audit fee and $44,169 payable for fund accounting fee as of December 31, 2024.

The following foreign currency exchange contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(20,497,000)	USD	13,669,063	1/23/25	$982,184	$—
SSB	CAD	(12,843,000)	USD	9,307,533	1/23/25	365,137	—
SSB	CAD	145,500	USD	(104,382)	1/23/25	—	(3,072)
SSB	CAD	149,000	USD	(103,709)	1/23/25	38	—
SSB	CNY	120,573,500	USD	(17,007,575)	1/23/25	—	(315,575)
SSB	EUR	(55,230,500)	USD	59,995,973	1/23/25	2,731,651	—
SSB	EUR	2,242,500	USD	(2,410,938)	1/23/25	—	(85,860)
SSB	GBP	(24,941,000)	USD	32,319,920	1/23/25	1,102,588	—
SSB	GBP	1,449,000	USD	(1,860,510)	1/23/25	—	(46,872)
SSB	GBP	321,000	USD	(401,540)	1/23/25	239	—
SSB	JPY	9,740,305,000	USD	(65,266,740)	1/23/25	—	(3,188,318)
SSB	MXN	(335,470,000)	USD	16,558,980	1/23/25	538,761	—
SSB	MXN	(3,649,500)	USD	173,497	1/23/25	—	(784)
SSB	MXN	11,769,000	USD	(573,588)	1/23/25	—	(11,566)
SSB	NOK	285,537,000	USD	(26,149,777)	1/23/25	—	(1,067,452)
SSB	NZD	(43,218,000)	USD	26,137,167	1/23/25	1,953,182	—
Total Foreign Currency Exchange Contracts						$7,673,780	$(4,719,499)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
LVIP Mondrian Global Income Fund-3

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-4

LVIP Mondrian Global Income Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$13,408,813
Foreign taxes refunded	30,532
13,439,345
EXPENSES:
Management fees	2,913,662
Distribution fees-Service Class	998,800
Shareholder servicing fees	129,994
Accounting and administration expenses	105,454
Professional fees	79,996
Custodian fees	71,907
Reports and statements to shareholders	20,637
Pricing fees	14,904
Trustees’ fees and expenses	14,595
Consulting fees	9,418
Other	46,819
4,406,186
Less:
Management fees waived	(469,288)
Total operating expenses	3,936,898
NET INVESTMENT INCOME	9,502,447
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,091,278)
Foreign currencies	110,674
Foreign currency exchange contracts	(6,145,436)
Net realized loss	(8,126,040)
Net change in unrealized appreciation (depreciation) of:
Investments	(31,196,373)
Foreign currencies	(145,926)
Foreign currency exchange contracts	5,921,313
Net change in unrealized appreciation (depreciation)	(25,420,986)
NET REALIZED AND UNREALIZED LOSS	(33,547,026)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,044,579)
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian Global Income Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,502,447	$8,791,215
Net realized loss	(8,126,040)	(31,792,320)
Net change in unrealized appreciation (depreciation)	(25,420,986)	39,441,546
Net increase (decrease) in net assets resulting from operations	(24,044,579)	16,440,441
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital:
Standard Class	(1,075,459)	—
Service Class	(7,617,149)	—
	(8,692,608)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,821,496	17,340,063
Service Class	40,603,342	29,343,520
Reinvestment of dividends and distributions:
Standard Class	1,075,459	—
Service Class	7,617,149	—
	65,117,446	46,683,583
Cost of shares redeemed:
Standard Class	(13,990,436)	(90,472,847)
Service Class	(61,964,409)	(55,312,110)
	(75,954,845)	(145,784,957)
Decrease in net assets derived from capital share transactions	(10,837,399)	(99,101,374)
NET DECREASE IN NET ASSETS	(43,574,586)	(82,660,933)
NET ASSETS:
Beginning of year	469,718,866	552,379,799
End of year	$426,144,280	$469,718,866
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-5

LVIP Mondrian Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22[1]	12/31/21[2]	12/31/20
Net asset value, beginning of period	$9.625	$9.253	$10.903	$12.086	$11.522
Income (loss) from investment operations:
Net investment income[3]	0.218	0.182	0.123	0.088	0.138
Net realized and unrealized gain (loss)	(0.708)	0.190	(1.773)	(0.693)	0.641
Total from investment operations	(0.490)	0.372	(1.650)	(0.605)	0.779
Less dividends and distributions from:
Net investment income	—	—	—	(0.175)	(0.198)
Net realized gain	—	—	—	(0.217)	(0.017)
Return of capital	(0.206)	—	—	(0.186)	—
Total dividends and distributions	(0.206)	—	—	(0.578)	(0.215)
Net asset value, end of period	$8.929	$9.625	$9.253	$10.903	$12.086
Total return[4]	(5.15% )	4.02%	(15.13% )	(5.09% )	6.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,062	$48,787	$120,770	$201,394	$184,379
Ratio of expenses to average net assets	0.66%	0.65%	0.64%	0.67%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.75%	0.76%	0.76%
Ratio of net investment income to average net assets	2.34%	1.96%	1.27%	0.76%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.24%	1.85%	1.16%	0.67%	1.09%
Portfolio turnover	7%	27%	40%	45%	48%

[1]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[2]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-6

LVIP Mondrian Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22[1]	12/31/21[2]	12/31/20
Net asset value, beginning of period	$9.510	$9.165	$10.826	$12.006	$11.447
Income (loss) from investment operations:
Net investment income[3]	0.192	0.156	0.098	0.059	0.107
Net realized and unrealized gain (loss)	(0.700)	0.189	(1.759)	(0.689)	0.637
Total from investment operations	(0.508)	0.345	(1.661)	(0.630)	0.744
Less dividends and distributions from:
Net investment income	—	—	—	(0.156)	(0.168)
Net realized gain	—	—	—	(0.217)	(0.017)
Return of capital	(0.182)	—	—	(0.177)	—
Total dividends and distributions	(0.182)	—	—	(0.550)	(0.185)
Net asset value, end of period	$8.820	$9.510	$9.165	$10.826	$12.006
Total return[4]	(5.40% )	3.76%	(15.34% )	(5.33% )	6.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$378,082	$420,932	$431,610	$574,126	$584,793
Ratio of expenses to average net assets	0.91%	0.90%	0.89%	0.92%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.00%	1.01%	1.01%
Ratio of net investment income to average net assets	2.09%	1.71%	1.02%	0.51%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	1.60%	0.91%	0.42%	0.84%
Portfolio turnover	7%	27%	40%	45%	48%

[1]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[2]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-7

LVIP Mondrian Global Income Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign
LVIP Mondrian Global Income Fund-8

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Mondrian Global Income Fund is $363,072 and $367,399 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.1025% on the first $350 million of average daily net assets of the Fund; 0.1125% on the next $175 million; 0.1225% on the next $175 million; and 0.1375% on the excess of $700 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$37,336
Legal	5,671
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian Global Income Fund-9

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,131 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$199,080
Distribution fees payable to LFD	80,948
Shareholder servicing fees payable to Lincoln Life	10,581
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$30,589,543
Sales other than U.S. government securities	29,876,779
Sales of U.S. government securities	21,080,049
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$488,435,759
Aggregate unrealized appreciation of investments and derivatives	$1,529,252
Aggregate unrealized depreciation of investments and derivatives	(69,992,717)
Net unrealized depreciation of investments and derivatives	$(68,463,465)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian Global Income Fund-10

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$11,699,626	$—	$11,699,626
Sovereign Bonds	—	227,316,105	—	227,316,105
Supranational Banks	—	17,153,262	—	17,153,262
U.S. Treasury Obligations	—	155,200,326	—	155,200,326
Money Market Fund	8,731,695	—	—	8,731,695
Total Investments	$8,731,695	$411,369,319	$—	$420,101,014
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$7,673,780	$—	$7,673,780
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,719,499)	$—	$(4,719,499)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Return of capital	$8,692,608	$—
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(41,612,820)
Other temporary differences	(1,066,648)
Net unrealized depreciation	(68,463,465)
Distributable earnings/(accumulated loss)	$(111,142,933)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to Net Operating Loss:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$1,063,889	$(1,063,889)
LVIP Mondrian Global Income Fund-11

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$15,696,207	$25,916,613	$41,612,820
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,710,470	1,882,778
Service Class	4,463,778	3,217,929
Shares reinvested:
Standard Class	116,961	—
Service Class	838,432	—
	7,129,641	5,100,707
Shares redeemed:
Standard Class	(1,513,394)	(9,865,903)
Service Class	(6,699,660)	(6,047,161)
	(8,213,054)	(15,913,064)
Net decrease	(1,083,413)	(10,812,357)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP Mondrian Global Income Fund-12

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$7,673,780	Receivables and other assets net of liabilities	$(4,719,499)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(6,145,436)	$5,921,313
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$110,379,226	$161,607,780
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
State Street Bank & Trust Company	$7,673,780	$(4,719,499)	$2,954,281
Total	$7,673,780	$(4,719,499)	$2,954,281

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
State Street Bank & Trust Company	$2,954,281	$—	$—	$—	$—	$2,954,281
Total	$2,954,281	$—	$—	$—	$—	$2,954,281

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP Mondrian Global Income Fund-13

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian Global Income Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Mondrian Global Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Mondrian Global Income Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Mondrian Global Income Fund–15

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.32%
Australia–1.20%
Aurizon Holdings Ltd.	6,415,762	$12,905,870
		12,905,870
Austria–1.24%
ANDRITZ AG	263,884	13,394,181
		13,394,181
France–10.39%
Bouygues SA	828,523	24,493,751
Kering SA	66,378	16,381,506
Pernod Ricard SA	155,993	17,612,798
Sanofi SA	283,989	27,575,489
Vinci SA	249,227	25,749,050
		111,812,594
Germany–9.62%
Allianz SE	115,215	35,412,803
Continental AG	198,950	13,405,930
Deutsche Post AG	699,932	24,709,251
Evonik Industries AG	1,334,936	23,203,900
Heidelberg Materials AG	54,916	6,785,588
		103,517,472
Hong Kong–5.45%
CK Hutchison Holdings Ltd.	4,283,000	22,885,607
Jardine Matheson Holdings Ltd.	424,400	17,387,668
WH Group Ltd.	23,771,362	18,394,789
		58,668,064
Italy–6.69%
Enel SpA	4,825,106	34,432,780
Eni SpA	635,531	8,693,007
Snam SpA	6,516,642	28,886,659
		72,012,446
Japan–25.38%
FUJIFILM Holdings Corp.	1,356,900	28,073,738
Fujitsu Ltd.	1,777,500	31,224,596
Hitachi Ltd.	596,200	14,600,964
Honda Motor Co. Ltd.	1,720,300	16,378,640
Kao Corp.	124,800	5,049,600
KDDI Corp.	538,800	17,161,098
Kyocera Corp.	1,071,900	10,624,380
Minebea Mitsumi, Inc.	1,014,500	16,250,383
Mitsubishi Electric Corp.	808,800	13,657,187
Nippon Telegraph & Telephone Corp.	17,188,400	17,168,872
Panasonic Holdings Corp.	1,711,300	17,490,512
Secom Co. Ltd.	573,500	19,475,989
Sony Group Corp.	1,760,300	37,099,267
Sumitomo Metal Mining Co. Ltd.	380,800	8,681,840
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Industries Corp.	251,800	$20,251,127
		273,188,193
Netherlands–3.63%
Koninklijke Ahold Delhaize NV	508,685	16,592,749
†Koninklijke Philips NV	890,635	22,510,562
		39,103,311
Singapore–5.45%
Singapore Telecommunications Ltd.	9,188,900	20,724,059
United Overseas Bank Ltd.	1,425,381	37,919,007
		58,643,066
Spain–3.20%
Banco Santander SA	7,438,873	34,401,448
		34,401,448
Switzerland–4.42%
Nestle SA	276,950	22,721,855
Novartis AG	103,708	10,096,723
Roche Holding AG	44,361	12,403,629
Sandoz Group AG	57,747	2,367,199
		47,589,406
United Kingdom–22.65%
Associated British Foods PLC	532,090	13,608,900
BP PLC	3,687,513	18,142,439
British American Tobacco PLC	722,491	26,049,206
GSK PLC	1,922,545	32,408,015
Imperial Brands PLC	759,688	24,280,389
Kingfisher PLC	4,295,444	13,373,756
Lloyds Banking Group PLC	54,328,153	37,257,741
Shell PLC	675,424	20,936,143
SSE PLC	1,496,671	30,053,860
WPP PLC	2,677,297	27,732,028
		243,842,477
Total Common Stock (Cost $949,115,817)		1,069,078,528

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	2,479,126	2,479,126
Total Money Market Fund (Cost $2,479,126)		2,479,126

LVIP Mondrian International Value Fund-1

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.55% (Cost $951,594,943)	$1,071,557,654
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	4,823,944
NET ASSETS APPLICABLE TO 64,634,262 SHARES OUTSTANDING–100.00%	$1,076,381,598
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($819,124,420 / 49,176,229 Shares)	$16.657
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($257,257,178 / 15,458,033 Shares)	$16.642
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$972,506,296
Distributable earnings/(accumulated loss)	103,875,302
TOTAL NET ASSETS	$1,076,381,598

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $1,341,736 payable for fund shares redeemed, $55,760 other accrued expenses payable, $700,134 due to manager and affiliates,
$25,560 payable for audit fee and $49,141 payable for fund accounting fee as of December 31, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-2

LVIP Mondrian International Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$44,672,845
Foreign taxes withheld	(3,442,657)
41,230,188
EXPENSES:
Management fees	7,499,009
Distribution fees-Service Class	663,850
Shareholder servicing fees	318,952
Accounting and administration expenses	189,865
Professional fees	113,951
Custodian fees	98,394
Reports and statements to shareholders	39,782
Trustees’ fees and expenses	35,207
Consulting fees	9,878
Pricing fees	3,769
Other	32,949
9,005,606
Less:
Management fees waived	(159,983)
Total operating expenses	8,845,623
NET INVESTMENT INCOME	32,384,565
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	78,309,924
Foreign currencies	(277,170)
Net realized gain	78,032,754
Net change in unrealized appreciation (depreciation) of:
Investments	(57,205,020)
Foreign currencies	(259,234)
Net change in unrealized appreciation (depreciation)	(57,464,254)
NET REALIZED AND UNREALIZED GAIN	20,568,500
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,953,065
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,384,565	$29,073,881
Net realized gain (loss)	78,032,754	(16,387,825)
Net change in unrealized appreciation (depreciation)	(57,464,254)	158,277,782
Net increase in net assets resulting from operations	52,953,065	170,963,838
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(35,527,889)	(25,508,993)
Service Class	(10,404,067)	(7,514,360)
	(45,931,956)	(33,023,353)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	116,213,495	228,645,011
Service Class	44,548,885	23,529,612
Reinvestment of dividends and distributions:
Standard Class	35,527,889	25,508,993
Service Class	10,404,067	7,514,360
	206,694,336	285,197,976
Cost of shares redeemed:
Standard Class	(151,404,345)	(128,606,313)
Service Class	(59,181,710)	(55,439,872)
	(210,586,055)	(184,046,185)
Increase (decrease) in net assets derived from capital share transactions	(3,891,719)	101,151,791
NET INCREASE IN NET ASSETS	3,129,390	239,092,276
NET ASSETS:
Beginning of year	1,073,252,208	834,159,932
End of year	$1,076,381,598	$1,073,252,208
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-3

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.597	$14.273	$16.478	$15.341	$16.962
Income (loss) from investment operations:
Net investment income[1]	0.524	0.475	0.435	0.466	0.340
Net realized and unrealized gain (loss)	0.285	2.384	(2.215)	1.249	(1.243)
Total from investment operations	0.809	2.859	(1.780)	1.715	(0.903)
Less dividends and distributions from:
Net investment income	(0.565)	(0.535)	(0.425)	(0.578)	(0.343)
Net realized gain	(0.184)	—	—	—	(0.375)
Total dividends and distributions	(0.749)	(0.535)	(0.425)	(0.578)	(0.718)
Net asset value, end of period	$16.657	$16.597	$14.273	$16.478	$15.341
Total return[2]	4.70%	20.11%	(10.76% )	11.26%	(4.97% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$819,125	$813,764	$588,377	$718,353	$655,155
Ratio of expenses to average net assets	0.74%	0.75%	0.76%	0.75%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.77%	0.78%	0.76%	0.78%
Ratio of net investment income to average net assets	3.01%	3.01%	2.90%	2.78%	2.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.99%	3.00%	2.88%	2.77%	2.40%
Portfolio turnover	32%	25%	23%	22%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-4

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.583	$14.262	$16.465	$15.327	$16.953
Income (loss) from investment operations:
Net investment income[1]	0.480	0.434	0.397	0.423	0.304
Net realized and unrealized gain (loss)	0.283	2.381	(2.213)	1.250	(1.247)
Total from investment operations	0.763	2.815	(1.816)	1.673	(0.943)
Less dividends and distributions from:
Net investment income	(0.520)	(0.494)	(0.387)	(0.535)	(0.308)
Net realized gain	(0.184)	—	—	—	(0.375)
Total dividends and distributions	(0.704)	(0.494)	(0.387)	(0.535)	(0.683)
Net asset value, end of period	$16.642	$16.583	$14.262	$16.465	$15.327
Total return[2]	4.43%	19.81%	(10.98% )	10.99%	(5.21% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,257	$259,488	$245,783	$289,275	$289,235
Ratio of expenses to average net assets	0.99%	1.00%	1.01%	1.00%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.02%	1.03%	1.01%	1.03%
Ratio of net investment income to average net assets	2.76%	2.76%	2.65%	2.53%	2.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.74%	2.75%	2.63%	2.52%	2.15%
Portfolio turnover	32%	25%	23%	22%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-5

LVIP Mondrian International Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Mondrian International Value Fund-6

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP Mondrian International Value Fund is $1,204,919 and $1,206,775 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.015% on the first $1 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$90,654
Legal	13,768
LVIP Mondrian International Value Fund-7

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,283 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$618,407
Distribution fees payable to LFD	54,869
Shareholder servicing fees payable to Lincoln Life	26,858
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$346,390,031
Sales	365,844,428
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$991,345,692
Aggregate unrealized appreciation of investments	$157,632,048
Aggregate unrealized depreciation of investments	(77,641,750)
Net unrealized appreciation of investments	$79,990,298
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund-8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$12,905,870	$—	$—	$12,905,870
Austria	—	13,394,181	—	13,394,181
France	111,812,594	—	—	111,812,594
Germany	—	103,517,472	—	103,517,472
Hong Kong	58,668,064	—	—	58,668,064
Italy	—	72,012,446	—	72,012,446
Japan	—	273,188,193	—	273,188,193
Netherlands	39,103,311	—	—	39,103,311
Singapore	58,643,066	—	—	58,643,066
Spain	34,401,448	—	—	34,401,448
Switzerland	—	47,589,406	—	47,589,406
United Kingdom	243,842,477	—	—	243,842,477
Money Market Fund	2,479,126	—	—	2,479,126
Total Investments	$561,855,956	$509,701,698	$—	$1,071,557,654
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals, foreign currency gains/losses and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$45,931,956	$33,023,353
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,295,744
Undistributed long-term capital gains	22,589,259
Other temporary differences	1
Net unrealized appreciation	79,990,298
Distributable earnings/(accumulated loss)	$103,875,302
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $42,764,292 of capital loss carryforwards.
LVIP Mondrian International Value Fund-9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	6,780,568	14,404,374
Service Class	2,610,176	1,497,028
Shares reinvested:
Standard Class	2,044,890	1,570,580
Service Class	598,917	463,011
	12,034,551	17,934,993
Shares redeemed:
Standard Class	(8,680,415)	(8,166,906)
Service Class	(3,399,094)	(3,545,833)
	(12,079,509)	(11,712,739)
Net increase (decrease)	(44,958)	6,222,254
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Mondrian International Value Fund-10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Mondrian International Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Mondrian International Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Mondrian International Value Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.16%
INVESTMENT COMPANIES–95.16%
Equity Fund–37.40%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,644,747	$35,756,796
		35,756,796
International Equity Funds–57.76%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	760,720	9,203,189
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,142,888	9,186,530
LVIP Loomis Sayles Global Growth Fund	2,038,108	36,822,504
		55,212,223
Total Affiliated Investments (Cost $57,028,251)		90,969,019

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.62%
INVESTMENT COMPANY–4.62%
Money Market Fund–4.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	4,420,083	$4,420,083
Total Unaffiliated Investment (Cost $4,420,083)		4,420,083

TOTAL INVESTMENTS–99.78% (Cost $61,448,334)	95,389,102
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	208,561
NET ASSETS APPLICABLE TO 6,537,810 SHARES OUTSTANDING–100.00%	$95,597,663

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	British Pound	$312,575	$318,632	3/17/25	$—	$(6,057)
4	Euro	519,425	527,600	3/17/25	—	(8,175)
4	Japanese Yen	320,500	332,974	3/17/25	—	(12,474)
					—	(26,706)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	214,760	223,713	3/21/25	—	(8,953)
4	E-mini Russell 2000 Index	449,960	485,199	3/21/25	—	(35,239)
7	E-mini S&P 500 Index	2,077,513	2,156,116	3/21/25	—	(78,603)
2	E-mini S&P MidCap 400 Index	629,340	670,291	3/21/25	—	(40,951)
10	Euro STOXX 50 Index	505,598	518,093	3/21/25	—	(12,495)
3	FTSE 100 Index	307,235	313,943	3/21/25	—	(6,708)
1	Nikkei 225 Index (OSE)	253,583	249,773	3/13/25	3,810	—
					3,810	(182,949)
Total Futures Contracts					$3,810	$(209,655)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund-1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$90,969,019
Unaffiliated investments, at value	4,420,083
Cash collateral held at broker for futures contracts	289,670
Dividends and interest receivable	17,425
Expense reimbursement receivable from Lincoln Financial Investments Corporation	8,191
Receivable for fund shares sold	6,250
Receivable for securities sold	3,726
Prepaid expenses	360
TOTAL ASSETS	95,714,724
LIABILITIES:
Due to manager and affiliates	47,865
Payable for audit fee	22,140
Payable for fund accounting fee	20,599
Payable for fund shares redeemed	10,172
Variation margin due to broker on futures contracts	8,578
Other accrued expenses payable	7,707
TOTAL LIABILITIES	117,061
TOTAL NET ASSETS	$95,597,663
Affiliated investments, at cost	$57,028,251
Unaffiliated investments, at cost	4,420,083
Standard Class:
Net Assets	$1,883,543
Shares Outstanding	128,676
Net Asset Value Per Share	$14.638
Service Class:
Net Assets	$93,714,120
Shares Outstanding	6,409,134
Net Asset Value Per Share	$14.622
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$61,600,707
Distributable earnings/(accumulated loss)	33,996,956
TOTAL NET ASSETS	$95,597,663
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$923,751
Dividends from unaffiliated investments	236,845
1,160,596
EXPENSES:
Distribution fees-Service Class	331,579
Management fees	193,343
Accounting and administration expenses	44,688
Professional fees	29,403
Shareholder servicing fees	28,035
Consulting fees	7,714
Custodian fees	6,449
Reports and statements to shareholders	5,399
Trustees’ fees and expenses	3,076
Pricing fees	615
Other	4,183
654,484
Less:
Expenses reimbursed	(119,895)
Total operating expenses	534,589
NET INVESTMENT INCOME	626,007
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	4,009,534
Distributions from affiliated investment companies	2,574,268
Foreign currencies	(859)
Futures contracts	834,440
Net realized gain	7,417,383
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	7,095,401
Foreign currencies	(206)
Futures contracts	(395,122)
Net change in unrealized appreciation (depreciation)	6,700,073
NET REALIZED AND UNREALIZED GAIN	14,117,456
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,743,463
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$626,007	$843,498
Net realized gain	7,417,383	4,222,648
Net change in unrealized appreciation (depreciation)	6,700,073	16,983,523
Net increase in net assets resulting from operations	14,743,463	22,049,669
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(134,279)	(64,389)
Service Class	(6,313,148)	(3,575,260)
	(6,447,427)	(3,639,649)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	806,000	338,024
Service Class	8,094,671	10,298,810
Reinvestment of dividends and distributions:
Standard Class	134,279	64,389
Service Class	6,313,148	3,575,260
	15,348,098	14,276,483
Cost of shares redeemed:
Standard Class	(735,964)	(2,573,965)
Service Class	(20,154,457)	(39,164,233)
	(20,890,421)	(41,738,198)
Decrease in net assets derived from capital share transactions	(5,542,323)	(27,461,715)
NET INCREASE (DECREASE) IN NET ASSETS	2,753,713	(9,051,695)
NET ASSETS:
Beginning of year	92,843,950	101,895,645
End of year	$95,597,663	$92,843,950
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$13.466	$11.160	$13.930	$12.236	$10.826
Income (loss) from investment operations:
Net investment income[2]	0.146	0.145	0.178	0.121	0.097
Net realized and unrealized gain (loss)	2.124	2.761	(2.679)	1.824	1.568
Total from investment operations	2.270	2.906	(2.501)	1.945	1.665
Less dividends and distributions from:
Net investment income	(0.215)	(0.178)	(0.177)	(0.251)	(0.255)
Net realized gain	(0.883)	(0.422)	(0.065)	—	—
Return of capital	—	—	(0.027)	—	—
Total dividends and distributions	(1.098)	(0.600)	(0.269)	(0.251)	(0.255)
Net asset value, end of period	$14.638	$13.466	$11.160	$13.930	$12.236
Total return[3]	16.84%	26.01%	(17.93% )	15.90%	15.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,884	$1,507	$3,189	$3,850	$3,236
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.37%	0.40%	0.38%	0.43%
Ratio of net investment income to average net assets	0.99%	1.16%	1.50%	0.89%	0.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.87%	1.00%	1.31%	0.72%	0.71%
Portfolio turnover	14%	15%	18%	12%	17%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$13.452	$11.145	$13.907	$12.219	$10.818
Income (loss) from investment operations:
Net investment income[2]	0.094	0.101	0.136	0.073	0.060
Net realized and unrealized gain (loss)	2.119	2.752	(2.672)	1.820	1.561
Total from investment operations	2.213	2.853	(2.536)	1.893	1.621
Less dividends and distributions from:
Net investment income	(0.160)	(0.124)	(0.134)	(0.205)	(0.220)
Net realized gain	(0.883)	(0.422)	(0.065)	—	—
Return of capital	—	—	(0.027)	—	—
Total dividends and distributions	(1.043)	(0.546)	(0.226)	(0.205)	(0.220)
Net asset value, end of period	$14.622	$13.452	$11.145	$13.907	$12.219
Total return[3]	16.44%	25.58%	(18.22% )	15.49%	15.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,714	$91,337	$98,707	$127,109	$100,707
Ratio of expenses to average net assets[4]	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.72%	0.75%	0.73%	0.78%
Ratio of net investment income to average net assets	0.64%	0.81%	1.15%	0.54%	0.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.52%	0.65%	0.96%	0.37%	0.36%
Portfolio turnover	14%	15%	18%	12%	17%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively,  the “Underlying Funds”). The Fund is advised by LFI. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Multi-Manager Global Equity Managed Volatility Fund-7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.20% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2025 and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$192,960	$158,596	$119,895	$471,451
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$7,942
Legal	1,206
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,002 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Multi-Manager Global Equity Managed Volatility Fund-8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$8,191
Management fees payable to LFI	16,736
Distribution fees payable to LFD	28,702
Shareholder servicing fees payable to Lincoln Life	2,427
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.16%@
Equity Fund-37.40%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$35,502,664	$3,991,058	$8,182,559	$1,753,194	$2,692,439	$35,756,796	1,644,747	$357,004	$1,491,536
International Equity Funds-57.76%@
✧✧LVIP Dimensional International Core Equity Fund	8,821,100	2,233,557	1,933,458	70,393	11,597	9,203,189	760,720	219,694	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,912,295	2,215,435	1,945,704	72,991	(68,487)	9,186,530	1,142,888	347,053	—
✧✧LVIP Loomis Sayles Global Growth Fund	35,458,304	3,946,649	9,155,257	2,112,956	4,459,852	36,822,504	2,038,108	—	1,082,732
Total	$88,694,363	$12,386,699	$21,216,978	$4,009,534	$7,095,401	$90,969,019		$923,751	$2,574,268

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$12,386,699
Sales	21,216,978
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$62,965,650
Aggregate unrealized appreciation of investments and derivatives	$32,498,637
Aggregate unrealized depreciation of investments and derivatives	(71,705)
Net unrealized appreciation of investments and derivatives	$32,426,932
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP Multi-Manager Global Equity Managed Volatility Fund-9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$90,969,019	$—	$—	$90,969,019
Unaffiliated Investment Company	4,420,083	—	—	4,420,083
Total Investments	$95,389,102	$—	$—	$95,389,102
Derivatives:
Assets:
Futures Contract	$3,810	$—	$—	$3,810
Liabilities:
Futures Contracts	$(209,655)	$—	$—	$(209,655)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$1,538,373	$1,163,671
Long-term capital gains	4,909,054	2,475,978
Total	$6,447,427	$3,639,649
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$1,570,023
Other temporary differences	1
Net unrealized appreciation	32,426,932
Distributable earnings/(accumulated loss)	$33,996,956
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
LVIP Multi-Manager Global Equity Managed Volatility Fund-10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	56,126	27,116
Service Class	555,079	807,268
Shares reinvested:
Standard Class	9,110	4,760
Service Class	428,865	264,580
	1,049,180	1,103,724
Shares redeemed:
Standard Class	(48,492)	(205,711)
Service Class	(1,364,491)	(3,138,866)
	(1,412,983)	(3,344,577)
Net decrease	(363,803)	(2,240,853)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Multi-Manager Global Equity Managed Volatility Fund-11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$3,810	Variation margin due to broker on futures contracts	$(182,949)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(26,706)
Total		$3,810		$(209,655)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$886,158	$(347,568)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(51,718)	(47,554)
Total		$834,440	$(395,122)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,573,978	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Multi-Manager Global Equity Managed Volatility Fund-12

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Multi-Manager Global Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP PIMCO Low Duration Bond Fund

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–8.71%
Fannie Mae REMICs
•Series 2011-86 NF 5.23% (SOFR30A + 0.66%) 9/25/41	630,717	$627,008
Series 2013-6 JB 1.50% 2/25/43	4,811,512	4,014,047
•Series 2014-49 AF 5.29% (SOFR30A + 0.43%) 8/25/44	268,337	266,138
•Series 2017-95 FA 5.32% (SOFR30A + 0.46%) 11/25/47	1,539,889	1,525,025
•Series 2019-53 FA 5.37% (SOFR30A + 0.51%) 9/25/49	1,562,177	1,516,366
•Series 2020-29 FC 5.77% (SOFR30A + 0.91%) 5/25/50	1,861,109	1,869,886
•Series 2024-95 KF 5.67% (SOFR30A + 1.10%) 12/25/54	1,667,735	1,660,570
•Fannie Mae REMICs
Series 2024-100 FA 5.73% (SOFR30A + 1.10%) 6/25/54	3,500,000	3,482,257
Series 2024-101 FB 5.70% (SOFR30A + 1.10%) 1/25/55	3,500,000	3,485,288
Series 2024-103 FC 5.75% (SOFR30A + 1.15%) 1/25/55	4,400,000	4,386,950
Series 2024-104 FA 5.65% (SOFR30A + 1.05%) 1/25/55	4,400,000	4,374,889
Series 2024-90 FB 5.82% (SOFR30A + 1.25%) 11/25/53	3,149,600	3,149,081
Freddie Mac REMICs
Series 4141 PA 1.50% 12/15/42	5,071,212	4,144,660
•Series 4347 WF 5.37% (SOFR30A + 0.51%) 1/15/40	577,937	573,313
•Series 4367 GF 5.32% (SOFR30A + 0.46%) 3/15/37	1,610,264	1,594,218
•Series 4419 AF 5.31% (SOFR30A + 0.45%) 6/15/40	963,809	954,367
•Series 4730 WF 5.32% (SOFR30A + 0.46%) 8/15/38	1,763,285	1,746,265
•Series 4906 WF 5.37% (SOFR30A + 0.51%) 12/15/38	2,158,849	2,103,616
Series 4948 E 2.50% 10/25/48	290,859	256,905
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 5115 CD 1.00% 8/15/44	4,781,261	$4,024,893
•Freddie Mac REMICs
Series 5480 FG 5.72% (SOFR30A + 1.15%) 12/25/54	3,426,004	3,425,448
Series 5484 FA 5.77% (SOFR30A + 1.20%) 12/25/54	2,333,086	2,332,705
Series 5493 FK 5.75% (SOFR30A + 1.15%) 1/25/55	2,900,000	2,899,528
•Freddie Mac Strips
Series 328 F4 5.32% (SOFR30A + 0.46%) 2/15/38	1,664,102	1,647,377
Series 330 F4 5.32% (SOFR30A + 0.46%) 10/15/37	739,418	732,058
•GNMA
Series 2016-H17 FC 5.60% (TSFR01M + 0.94%) 8/20/66	877,109	878,674
Series 2016-H19 FA 5.55% (TSFR01M + 0.89%) 9/20/66	719,121	720,909
Series 2022-H22 EF 5.35% (SOFR30A + 0.75%) 10/20/72	2,353,259	2,359,806
Series 2023-H02 FA 5.50% (SOFR30A + 0.90%) 1/20/73	3,343,646	3,342,671
Series 2023-H23 JF 5.58% (SOFR30A + 0.98%) 9/20/73	7,629,134	7,703,946
Series 2023-H26 DF 4.90% (SOFR30A + 0.30%) 9/20/73	5,067,364	5,045,319
Total Agency Collateralized Mortgage Obligations (Cost $79,335,296)		76,844,183
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.77%
•Fannie Mae-Aces
Series 2017-M2 A2 2.83% 2/25/27	1,944,331	1,878,452
Series 2017-M4 A2 2.55% 12/25/26	908,493	873,474
LVIP PIMCO Low Duration Bond Fund-1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
♦•Freddie Mac Multifamily Structured Pass Through Certificates Series Q029 A 5.22% (SOFR30A + 0.55%) 8/25/27	4,000,000	$3,999,988
Total Agency Commercial Mortgage-Backed Securities (Cost $6,787,254)		6,751,914
AGENCY MORTGAGE-BACKED SECURITIES–11.69%
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/55	22,800,000	20,847,826
5.00% 1/1/55	21,900,000	21,135,134
6.00% 2/1/55	60,900,000	61,128,375
Total Agency Mortgage-Backed Securities (Cost $104,201,895)		103,111,335
CORPORATE BONDS–40.12%
Aerospace & Defense–0.61%
Boeing Co.
2.20% 2/4/26	2,200,000	2,133,540
2.75% 2/1/26	300,000	292,663
6.26% 5/1/27	500,000	511,892
Rolls-Royce PLC 3.63% 10/14/25	2,500,000	2,450,715
		5,388,810
Apparel–0.19%
Burberry Group PLC 1.13% 9/21/25	1,400,000	1,699,743
		1,699,743
Auto Manufacturers–2.83%
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,213,725
Ford Motor Credit Co. LLC
4.13% 8/4/25	5,400,000	5,366,306
5.13% 6/16/25	3,900,000	3,897,487
Hyundai Capital America 5.50% 3/30/26	4,200,000	4,226,175
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,349,782
Nissan Motor Co. Ltd. 3.52% 9/17/25	1,588,000	1,565,066
•Volkswagen Group of America Finance LLC 5.23% (SOFR + 0.83%) 3/20/26	3,383,000	3,381,678
		25,000,219
Banks–18.53%
ABN AMRO Bank NV
•5.45% (SOFRINDX + 1.00%) 12/3/28	1,000,000	1,000,721
μ6.58% 10/13/26	7,500,000	7,579,584
μBank of America Corp. 5.08% 1/20/27	2,000,000	2,005,790
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Banque Federative du Credit Mutuel SA
5.55% (SOFRINDX + 1.07%) 2/16/28	3,900,000	$3,920,436
5.55% (SOFRINDX + 1.07%) 2/16/28	1,100,000	1,105,764
Barclays PLC
4.38% 1/12/26	3,000,000	2,985,741
μ5.30% 8/9/26	4,000,000	4,007,536
BNP Paribas SA 3.38% 1/9/25	5,000,000	4,998,739
μBPCE SA 6.61% 10/19/27	2,700,000	2,767,127
Citigroup, Inc.
μ2.01% 1/25/26	871,000	869,062
μ3.29% 3/17/26	1,000,000	996,307
•5.27% (SOFR + 0.69%) 1/25/26	6,800,000	6,803,597
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,977,473
Federation des Caisses Desjardins du Quebec 2.05% 2/10/25	3,571,000	3,560,611
•HSBC Holdings PLC 5.87% (SOFR + 1.43%) 3/10/26	500,000	500,321
•ING Bank Australia Ltd. 5.42% (BBSW3M + 0.98%) 12/8/25	5,000,000	3,110,194
ING Groep NV
μ3.87% 3/28/26	5,600,000	5,584,724
•6.04% (SOFRINDX + 1.64%) 3/28/26	2,500,000	2,507,375
Lloyds Banking Group PLC
μ3.51% 3/18/26	2,500,000	2,491,072
μ4.72% 8/11/26	3,000,000	2,993,450
μ5.46% 1/5/28	2,300,000	2,319,336
•5.84% (BBSW3M + 1.40%) 3/7/25	1,000,000	619,631
•Mizuho Bank Ltd. 4.96% (BBSW3M + 0.54%) 2/21/25	13,000,000	8,047,470
μMorgan Stanley 5.65% 4/13/28	4,100,000	4,169,281
•Morgan Stanley Bank NA 5.31% (SOFR + 0.69%) 10/15/27	8,100,000	8,107,997
•National Bank of Canada 5.42% (SOFRINDX + 1.03%) 7/2/27	5,000,000	5,018,157
•Nordea Bank Abp
5.40% (SOFR + 0.96%) 6/6/25	4,000,000	4,011,409
5.45% (SOFR + 1.02%) 9/10/29	3,000,000	3,016,325
μPNC Bank NA 4.78% 1/15/27	8,000,000	8,003,566
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	8,622,793
LVIP PIMCO Low Duration Bond Fund-2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Santander U.K. PLC 4.50% 12/12/27	3,900,000	$3,886,428
•Skandinaviska Enskilda Banken AB 5.33% (SOFR + 0.89%) 3/5/27	2,043,000	2,057,380
Societe Generale SA 2.63% 1/22/25	3,100,000	3,095,738
Standard Chartered Bank 4.85% 12/3/27	3,000,000	3,005,032
•Standard Chartered PLC 6.14% (SOFR + 1.74%) 3/30/26	4,500,000	4,511,925
•Sumitomo Mitsui Banking Corp.
5.27% (BBSW3M + 0.85%) 2/20/26	2,700,000	1,677,516
5.52% (BBSW3M + 1.10%) 11/7/25	1,000,000	622,218
Sumitomo Mitsui Financial Group, Inc.
1.47% 7/8/25	2,500,000	2,458,102
5.88% 7/13/26	4,000,000	4,068,277
Synchrony Bank 5.40% 8/22/25	4,900,000	4,906,000
•UBS AG 5.26% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,240,772
μUBS Group AG
4.49% 5/12/26	5,800,000	5,786,561
5.71% 1/12/27	1,800,000	1,812,975
Wells Fargo & Co.
μ3.91% 4/25/26	7,307,000	7,284,647
•5.90% (SOFR + 1.32%) 4/25/26	1,372,000	1,376,642
		163,491,802
Biotechnology–0.05%
Illumina, Inc. 5.80% 12/12/25	400,000	402,973
		402,973
Chemicals–0.39%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	3,500,000	3,402,334
		3,402,334
Commercial Services–0.30%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,684,134
		2,684,134
Diversified Financial Services–2.75%
•American Express Co. 5.50% (SOFRINDX + 0.93%) 7/26/28	6,300,000	6,333,768
Avolon Holdings Funding Ltd. 2.88% 2/15/25	4,700,000	4,684,568
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc.
1.85% 7/16/25	3,421,000	$3,364,186
2.65% 1/16/25	1,300,000	1,298,801
5.59% 7/2/27	2,200,000	2,228,762
5.71% 1/9/26	1,800,000	1,812,626
•5.73% (SOFR + 1.25%) 7/2/27	600,000	604,962
ORIX Corp. 4.65% 9/10/29	4,000,000	3,933,661
		24,261,334
Electric–2.62%
AES Corp. 1.38% 1/15/26	5,200,000	5,008,402
Enel Finance International NV
1.63% 7/12/26	2,000,000	1,906,547
4.50% 6/15/25	3,000,000	2,991,149
5.13% 6/26/29	1,400,000	1,398,221
FirstEnergy Corp. 3.90% 7/15/27	800,000	779,034
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	3,212,623
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,212,764
2.95% 3/1/26	200,000	195,549
4.95% 6/8/25	2,400,000	2,400,777
•5.39% (SOFRINDX + 0.95%) 9/4/25	4,000,000	4,006,676
		23,111,742
Electronics–0.25%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	2,190,437
		2,190,437
Health Care Services–0.82%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,905,070
HCA, Inc. 7.69% 6/15/25	3,300,000	3,338,661
		7,243,731
Insurance–2.53%
Athene Global Funding
1.45% 1/8/26	2,500,000	2,414,913
5.34% 1/15/27	5,000,000	5,030,508
•5.49% (SOFRINDX + 1.03%) 8/27/26	1,000,000	1,002,584
•5.49% (SOFRINDX + 1.03%) 8/27/26	400,000	401,034
Brighthouse Financial Global Funding 1.55% 5/24/26	1,000,000	953,946
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,978,538
3.65% 4/5/27	1,700,000	1,652,896
LVIP PIMCO Low Duration Bond Fund-3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	$4,335,862
GA Global Funding Trust 1.63% 1/15/26	600,000	579,378
		22,349,659
Investment Company–0.45%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	3,956,853
		3,956,853
Lodging–0.46%
Las Vegas Sands Corp. 5.90% 6/1/27	4,000,000	4,057,915
		4,057,915
Oil & Gas–0.80%
Canadian Natural Resources Ltd. 5.00% 12/15/29	800,000	791,086
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,188,994
Woodside Finance Ltd. 3.65% 3/5/25	4,100,000	4,091,214
		7,071,294
Packaging & Containers–0.46%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	4,053,167
		4,053,167
Pharmaceuticals–0.99%
Bayer U.S. Finance II LLC
4.25% 12/15/25	4,700,000	4,668,320
4.38% 12/15/28	4,200,000	4,039,062
		8,707,382
Pipelines–0.52%
ONEOK, Inc. 4.40% 10/15/29	2,700,000	2,617,656
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	1,993,331
		4,610,987
Real Estate–0.26%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	1,800,000	1,752,582
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	581,801
		2,334,383
Real Estate Investment Trusts–1.08%
American Tower Corp. 5.00% 1/31/30	1,700,000	1,690,214
SBA Tower Trust 4.83% 10/15/29	1,600,000	1,562,865
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP 4.38% 5/15/25	1,300,000	$1,296,314
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	5,000,333
		9,549,726
Semiconductors–0.70%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,129,997
		6,129,997
Shipbuilding–0.49%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	4,300,000	4,308,540
		4,308,540
Software–0.40%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,566,776
		3,566,776
Telecommunications–1.51%
KT Corp. 4.00% 8/8/25	5,600,000	5,566,672
NBN Co. Ltd. 1.00% 12/3/25	8,750,000	5,240,721
T-Mobile USA, Inc. 3.50% 4/15/25	2,500,000	2,488,695
		13,296,088
Transportation–0.13%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,171,845
		1,171,845
Total Corporate Bonds (Cost $357,271,223)		354,041,871
MUNICIPAL BONDS–1.74%
County of Williamson
0.64% 2/15/26	2,200,000	2,113,895
0.92% 2/15/27	2,200,000	2,048,138
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,948,424
Metro 3.25% 6/1/26	2,200,000	2,169,550
•Tulane University Series C 5.09% 2/15/36	3,000,000	2,776,394
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,304,368
Total Municipal Bonds (Cost $15,233,715)		15,360,769
NON-AGENCY ASSET-BACKED SECURITIES–26.27%
•37 Capital CLO 1 Ltd. Series 2021-1A AR 5.94% (TSFR03M + 1.28%) 10/15/34	3,400,000	3,399,895
LVIP PIMCO Low Duration Bond Fund-4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•522 Funding CLO Ltd. Series 2018-3A AR 5.92% (TSFR03M + 1.30%) 10/20/31	318,806	$319,211
•Accredited Mortgage Loan Trust Series 2004-3 2A2 5.65% (TSFR01M + 1.31%) 10/25/34	3,262	3,208
•ACREC LLC Series 2023-FL2 A 6.63% (TSFR01M + 2.23%) 2/19/38	1,499,064	1,503,232
•AlbaCore Euro CLO IV DAC Series 4A AR 4.17% (EURIBOR03M + 0.99%) 7/15/35	1,650,000	1,704,965
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,630,083
•Amortizing Residential Collateral Trust Series 2004-1 A5 5.45% (TSFR01M + 1.11%) 10/25/34	24,635	24,379
•Apidos CLO XV Ltd. Series 2013-15A A1RR 5.89% (TSFR03M + 1.27%) 4/20/31	220,191	220,449
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 5.58% (TSFR01M + 1.18%) 8/15/34	691,080	690,664
Series 2021-FL4 A 5.86% (TSFR01M + 1.46%) 11/15/36	2,406,872	2,406,929
•Ares L CLO Ltd. Series 2018-50A AR 5.97% (TSFR03M + 1.31%) 1/15/32	744,154	744,976
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 5.28% (TSFR01M + 0.94%) 4/25/34	1,390,828	1,392,204
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A A 5.90% 8/21/28	7,600,000	7,760,938
BA Credit Card Trust
Series 2022-A2 A2 5.00% 4/15/28	8,800,000	8,845,065
Series 2023-A2 A2 4.98% 11/15/28	4,300,000	4,341,713
•Bain Capital Credit CLO Ltd. Series 2021-6A Class A1R 5.49% (TSFR03M + 1.09%) 10/21/34	3,500,000	3,500,787
•Bain Capital Euro CLO DAC Series 2018-2A AR 3.96% (EURIBOR03M + 0.74%) 1/20/32	2,310,291	2,385,916
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Bank of America Auto Trust Series 2023-1A A3 5.53% 2/15/28	4,000,000	$4,039,802
•Barings CLO Ltd. Series 2018-1A A1 5.87% (TSFR03M + 1.21%) 4/15/31	3,079,831	3,082,282
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 5.58% (TSFR01M + 1.24%) 3/25/35	242,372	241,105
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 5.95% (TSFR01M + 1.61%) 3/25/43	24,977	24,817
BMW Vehicle Lease Trust Series 2023-2 A3 5.99% 9/25/26	4,675,843	4,706,679
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,494,113
Series 2022-A3 A 4.95% 10/15/27	4,000,000	4,014,770
•Carlyle Euro CLO DAC
Series 2017-3A A1R 3.88% (EURIBOR03M + 0.70%) 1/15/31	639,880	660,870
Series 2019-2A A1R 3.91% (EURIBOR03M + 0.89%) 8/15/32	2,896,339	2,986,467
CarMax Auto Owner Trust
Series 2023-4 A2A 6.08% 12/15/26	3,050,160	3,062,926
Series 2024-4 A2A 4.67% 12/15/27	2,900,000	2,904,558
Chase Auto Owner Trust
Series 2023-AA A3 5.68% 1/25/29	2,000,000	2,027,954
Series 2024-5A A3 4.18% 8/27/29	800,000	792,521
Citizens Auto Receivables Trust Series 2023-2 A3 5.83% 2/15/28	2,200,000	2,229,872
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 4.99% (TSFR01M + 0.65%) 12/25/34	1,207,278	1,167,790
•Cumulus Static CLO DAC Series 2024-1A A 4.22% (EURIBOR03M + 1.20%) 11/15/33	3,043,529	3,155,445
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 3.84% (EURIBOR03M + 0.66%) 4/15/33	1,592,410	1,641,755
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 5.94% (TSFR03M + 1.28%) 4/15/29	74,662	74,774
LVIP PIMCO Low Duration Bond Fund-5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Elevation CLO Ltd.
Series 2017-8A A1R2 5.84% (TSFR03M + 1.21%) 10/25/30	470,732	$470,896
Series 2018-3A A1R2 5.93% (TSFR03M + 1.30%) 1/25/35	3,000,000	3,007,536
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,173,916	1,894,378
Enterprise Fleet Financing LLC
Series 2022-4 A2 5.76% 10/22/29	2,814,411	2,834,040
Series 2023-1 A2 5.51% 1/22/29	1,887,815	1,897,370
•Finance America Mortgage Loan Trust Series 2004-2 M1 5.28% (TSFR01M + 0.94%) 8/25/34	301,107	282,432
Ford Auto Securitization Trust II Series 2024-BA A2 3.72% 11/15/28	1,450,000	1,012,271
Ford Auto Securitization Trust II Asset-Backed Notes Series 2023-B A1 5.89% 5/15/26	1,923,403	1,341,599
Ford Credit Auto Owner Trust
Series 2023-1 A 4.85% 8/15/35	6,000,000	6,023,914
Series 2023-2 A 5.28% 2/15/36	3,400,000	3,461,706
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 6.01% (TSFR03M + 1.35%) 7/15/31	964,568	965,116
GM Financial Consumer Automobile Receivables Trust
Series 2023-4 A2A 5.89% 11/16/26	1,906,176	1,913,084
Series 2024-4 A3 4.40% 8/16/29	3,000,000	2,990,965
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	8,984,709
•GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A ARR 5.75% (TSFR03M + 1.15%) 10/20/34	3,000,000	3,011,415
•Greenwood Park CLO Ltd. Series 2018-1A A2 5.93% (TSFR03M + 1.27%) 4/15/31	515,560	516,171
•Greywolf CLO III Ltd. Series 2020-3RA A1R2 6.18% (TSFR03M + 1.23%) 4/22/33	4,000,000	4,000,512
•Harvest CLO XVI DAC Series 16A ARR 3.82% (EURIBOR03M + 0.64%) 10/15/31	3,312,988	3,419,225
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	1,874,100	$1,866,751
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 5.54% (TSFR01M + 1.16%) 2/18/38	1,355,729	1,348,456
Honda Auto Receivables Owner Trust Series 2024-4 A3 4.33% 5/15/29	3,300,000	3,284,130
Huntington Auto Trust
Series 2024-1A A2 5.50% 3/15/27	2,451,812	2,460,576
Series 2024-1A A3 5.23% 1/16/29	2,000,000	2,020,520
Hyundai Auto Receivables Trust Series 2024-C A3 4.41% 5/15/29	2,500,000	2,489,629
•Invesco Euro CLO I DAC Series 1A A1R 3.83% (EURIBOR03M + 0.65%) 7/15/31	900,000	926,274
•KKR CLO 18 Ltd. Series 18 AR 5.83% (TSFR03M + 1.20%) 7/18/30	555,597	555,954
Kubota Credit Owner Trust Series 2023-2A A3 5.28% 1/18/28	3,300,000	3,334,384
•LCM Loan Income Fund I Ltd. Series 1A A 5.91% (TSFR03M + 1.29%) 4/20/31	497,919	498,338
•LoanCore Issuer Ltd. Series 2021-CRE5 A 5.81% (TSFR01M + 1.41%) 7/15/36	302,401	302,137
•Man GLG Euro CLO III DAC Series 3A AR 3.86% (EURIBOR03M + 0.68%) 10/15/30	246,507	255,316
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	4,005,908
MBarc Credit Canada, Inc. Series 2024-AA A2 5.30% 10/15/26	8,000,000	5,598,748
•MF1 Ltd. Series 2020-FL4 A 6.20% (TSFR01M + 1.81%) 12/15/35	704,404	704,404
•Mountain View CLO XVI Ltd. Series 2022-1A A1R 6.12% (TSFR03M + 1.46%) 4/15/34	3,000,000	3,009,291
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,348,120	1,281,233
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	723,183	671,344
Series 2020-IA A1A 1.33% 4/15/69	1,347,861	1,219,685
LVIP PIMCO Low Duration Bond Fund-6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2021-GA A 1.58% 4/15/70	1,758,309	$1,552,204
Series 2022-A A 2.23% 7/15/70	3,134,591	2,811,108
Navient Student Loan Trust Series 2023-BA A1A 6.48% 3/15/72	1,302,719	1,335,970
•OFSI BSL X Ltd. Series 2021-10A AR 5.82% (TSFR03M + 1.27%) 4/20/34	4,000,000	4,000,288
•Palmer Square CLO Ltd. Series 2014-1A A1R2 6.04% (TSFR03M + 1.39%) 1/17/31	85,716	85,742
•Palmer Square European Loan Funding DAC Series 2021-1A A 3.96% (EURIBOR03M + 0.78%) 4/15/31	99,606	103,111
•Palmer Square Loan Funding Ltd. Series 2021-4A A1 5.72% (TSFR03M + 1.06%) 10/15/29	201,671	201,874
PFS Financing Corp. Series 2023-C A 5.52% 10/15/28	5,000,000	5,071,505
•Recette CLO Ltd. Series 2015-1A ARR 5.96% (TSFR03M + 1.34%) 4/20/34	1,000,000	1,000,888
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,234,642	1,175,158
•Series 2020-PTA A2B 5.30% (TSFR01M + 0.96%) 9/15/54	2,347,450	2,336,427
Series 2022-C A1A 4.48% 5/16/50	1,874,077	1,840,350
Series 2023-C A1A 5.67% 11/15/52	3,947,306	4,000,201
Series 2024-C A1A 5.50% 6/17/52	2,055,018	2,067,132
Series 2024-D A1A 5.38% 7/15/53	2,372,634	2,373,284
Series 2024-E A1A 5.09% 10/16/56	766,644	761,891
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	350,394	342,862
Series 2017-D A2FX 2.65% 9/25/40	118,782	116,621
•Starwood Ltd. Series 2022-FL3 A 5.95% (SOFR30A + 1.35%) 11/15/38	256,345	254,430
Synchrony Card Funding LLC Series 2023-A1 A 5.54% 7/15/29	7,300,000	7,401,246
Tesla Auto Lease Trust Series 2023-B A3 6.13% 9/21/26	3,600,000	3,624,641
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Tikehau CLO DAC Series 2015-1A ARR 3.93% (EURIBOR03M + 0.87%) 8/4/34	1,631,630	$1,687,712
•Toro European CLO 6 DAC Series 6A AR 4.10% (EURIBOR03M + 0.92%) 1/12/32	2,992,747	3,089,973
Toyota Auto Receivables Owner Trust
Series 2023-B A2A 5.28% 5/15/26	1,220,045	1,220,901
Series 2023-C A3 5.16% 4/17/28	4,000,000	4,031,285
Toyota Lease Owner Trust Series 2023-B A2A 5.73% 4/20/26	1,936,555	1,942,117
•Venture XXVI CLO Ltd. Series 2017-26A AR 5.98% (TSFR03M + 1.36%) 1/20/29	119,873	119,993
•Venture XXVII CLO Ltd. Series 2017-27A AR 5.93% (TSFR03M + 1.31%) 7/20/30	110,523	110,670
Verizon Master Trust Series 2024-1 A1A 5.00% 12/20/28	5,800,000	5,829,585
Volkswagen Auto Lease Trust Series 2023-A A2A 5.87% 1/20/26	1,256,216	1,258,100
Total Non-Agency Asset-Backed Securities (Cost $235,453,586)		231,790,800
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.30%
•Bear Stearns ARM Trust Series 2003-1 5A1 6.89% 4/25/33	11,370	11,025
•Canada Square Funding PLC Series 2020-2 A 5.98% (SONIA + 1.25%) 12/17/57	1,247,591	1,563,786
•Cheshire PLC Series 2020-1 A 5.63% (SONIA + 0.90%) 8/20/45	1,269,518	1,590,330
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,290,817	1,177,549
•Gemgarto PLC Series 2021-1A A 5.32% (SONIA + 0.59%) 12/16/67	347,072	434,484
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 A25 5.91% (SOFR30A + 1.35%) 11/25/54	2,048,749	2,052,640
•GSR Mortgage Loan Trust Series 2005-5F 8A1 4.95% (TSFR01M + 0.61%) 6/25/35	104,837	101,262
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 6.42% 5/25/33	2,864	2,744
LVIP PIMCO Low Duration Bond Fund-7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MFA Trust
•Series 2020-NQM2 A1 1.38% 4/25/65	342,859	$324,874
•Series 2021-RPL1 A1 1.13% 7/25/60	1,687,025	1,504,337
φ•Series 2023-NQM4 A1 6.11% 12/25/68	799,684	803,074
•New Residential Mortgage Loan Trust Series 2018-3A A1 4.50% 5/25/58	283,302	269,980
•New York Mortgage Trust Series 2005-3 A1 4.93% (TSFR01M + 0.59%) 2/25/36	77,962	77,144
φ•OBX Trust
Series 2023-NQM6 A1 6.52% 7/25/63	1,973,567	1,991,102
Series 2024-NQM5 A1 5.99% 1/25/64	1,220,515	1,227,217
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 4.99% 2/25/61	933,305	930,919
•Progress Trust Series 2020-1 A 5.32% (BBSW1M + 1.00%) 1/21/51	3,172,101	1,965,821
φ•PRPM Trust Series 2023-NQM3 A1 6.22% 11/25/68	335,643	337,833
•Resimac Bastille Trust Series 2021-2NCA A1A 5.30% (TSFR01M + 0.76%) 2/3/53	629,268	628,598
•Sequoia Mortgage Trust Series 2004-6 A1 5.53% 7/20/34	2,716	2,516
•Towd Point Mortgage Trust
Series 2018-5 A1 3.25% 7/25/58	6,098,947	5,743,668
Series 2019-4 A1 2.90% 10/25/59	1,801,013	1,695,020
Series 2019-HY2 A1 5.45% (TSFR01M + 1.11%) 5/25/58	526,019	539,137
Series 2020-1 A1 2.71% 1/25/60	969,755	916,180
Verus Securitization Trust
•Series 2021-6 A1 1.63% 10/25/66	2,152,014	1,827,626
φ•Series 2024-1 A1 5.71% 1/25/69	1,434,859	1,438,010
Total Non-Agency Collateralized Mortgage Obligations (Cost $30,331,813)		29,156,876
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.84%
•AG Trust Series 2024-NLP A 6.41% (TSFR01M + 2.02%) 7/15/41	3,400,000	$3,408,484
•AREIT LLC Series 2022-CRE7 A 6.62% (TSFR01M + 2.24%) 6/17/39	4,599,818	4,601,331
•BDS LLC Series 2022-FL12 A 6.50% (TSFR01M + 2.14%) 8/19/38	4,331,584	4,347,826
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	4,904,186	4,730,336
•BSREP Commercial Mortgage Trust Series 2021-DC A 5.46% (TSFR01M + 1.06%) 8/15/38	3,506,513	3,261,089
•BX Trust Series 2021-MFM1 A 5.21% (TSFR01M + 0.81%) 1/15/34	1,676,386	1,675,339
•BXMT Ltd. Series 2020-FL3 A 5.90% (TSFR01M + 1.51%) 11/15/37	1,843,985	1,824,346
•CRSNT Trust Series 2021-MOON A 5.33% (TSFR01M + 0.93%) 4/15/36	4,500,000	4,455,003
•GPMT Ltd. Series 2021-FL3 A 5.74% (TSFR01M + 1.36%) 7/16/35	1,699,865	1,679,159
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 5.90% (TSFR01M + 1.50%) 12/15/31	571,717	523,181
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 6.22% (TSFR01M + 1.82%) 3/15/35	250,806	250,806
•NYO Commercial Mortgage Trust Series 2021-1290 A 5.61% (TSFR01M + 1.21%) 11/15/38	4,500,000	4,410,022
•One New York Plaza Trust Series 2020-1NYP A 5.46% (TSFR01M + 1.06%) 1/15/36	3,000,000	2,861,261
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 5.40% (TSFR01M + 1.06%) 7/25/36	384,854	383,377
•SREIT Trust Series 2021-IND A 5.21% (TSFR01M + 0.81%) 10/15/38	300,000	298,500
•Starwood Mortgage Trust Series 2021-HTS A 5.61% (TSFR01M + 1.21%) 4/15/34	815,433	810,779
LVIP PIMCO Low Duration Bond Fund-8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Taurus U.K. DAC Series 2021-UK1A A 5.58% (SONIA + 0.85%) 5/17/31		2,581,043	$3,219,516
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $43,510,124)			42,740,355
ΔREGIONAL BOND–1.14%
Denmark—1.14%
•Kommunekredit 5.49% (SOFR + 1.00%) 11/16/25		10,000,000	10,064,500
			10,064,500
Total Regional Bond (Cost $10,064,479)			10,064,500
ΔSOVEREIGN BONDS–6.34%
Brazil—1.61%
^Brazil Letras do Tesouro Nacional 0.00% 4/1/25	BRL	90,650,000	14,226,614
			14,226,614
Canada—1.97%
^Canada Treasury Bills 0.00% 1/3/25	CAD	25,000,000	17,387,388
			17,387,388
Israel—0.47%
Israel Government International Bonds 5.00% 10/30/26	EUR	3,900,000	4,151,333
			4,151,333
Italy—0.29%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29		2,500,000	2,545,635
			2,545,635
Japan—2.00%
^Japan Treasury Discount Bills 0.00% 1/27/25	JPY	2,780,000,000	17,666,729
			17,666,729
Total Sovereign Bonds (Cost $57,675,773)			55,977,699
U.S. TREASURY OBLIGATIONS–4.40%
∞U.S. Treasury Inflation Indexed Bonds 2.13% 4/15/29		9,796,896	9,808,723
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes
×0.38% 7/15/25	12,911,282	$12,833,284
∞0.38% 1/15/27	16,726,144	16,217,402
Total U.S. Treasury Obligations (Cost $38,652,982)		38,859,409

	Number of Shares
MONEY MARKET FUND–0.35%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	3,107,475	3,107,475
Total Money Market Fund (Cost $3,107,475)		3,107,475

	Notional Amount
OPTIONS PURCHASED–0.01%
Over-The-Counter–0.01%
Put Swaption–0.01%
1 Year Interest Rate Swap Strike price $4.10, expiration date 2/7/25, notional amount $82,200,000 GSI	82,200,000	96,174
		96,174
Total Options Purchased (Cost $99,668)		96,174

	Principal Amount°
SHORT-TERM INVESTMENTS—2.04%
Discounted Commercial Paper–2.04%
≠Avangrid, Inc.
4.72% 1/7/25	8,800,000	8,793,077
≠Hyundai Capital America
4.72% 1/3/25	1,900,000	1,899,502
4.72% 1/9/25	1,900,000	1,898,007
≠Volkswagen Financial Services
4.72% 1/28/25	5,400,000	5,380,884
Total Short-Term Investments (Cost $17,971,470)		17,971,470

TOTAL INVESTMENTS–111.72% (Cost $999,696,753)	985,874,830

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(11.72%)	(103,447,079)
NET ASSETS APPLICABLE TO 94,762,015 SHARES OUTSTANDING–100.00%	$882,427,751

LVIP PIMCO Low Duration Bond Fund-9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
∞Fully or partially pledged as collateral for reverse repurchase agreements.
×Fully or partially pledged as collateral for derivatives and TBA's.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at December 31, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(38,430,000)	USD	24,791,555	1/15/25	$1,004,924	$—
BNP	BRL	(2,450,339)	USD	435,891	1/3/25	39,494	—
BNP	BRL	2,450,338	USD	(395,707)	1/3/25	689	—
BNP	CAD	(13,257,233)	USD	9,448,074	1/15/25	220,128	—
BNP	CHF	(1,879,000)	USD	2,133,009	1/15/25	59,018	—
BNP	EUR	(23,329,000)	USD	24,658,186	1/15/25	478,065	—
BNP	GBP	(7,673,000)	USD	9,741,480	1/15/25	136,922	—
BNP	JPY	(2,780,000,000)	USD	17,820,970	1/27/25	94,274	—
GSI	BRL	(90,650,000)	USD	15,781,858	4/2/25	1,334,635	—
GSI	EUR	(3,934,000)	USD	4,149,269	1/15/25	71,744	—
JPMC	BRL	2,452,312	USD	(402,678)	1/3/25	—	(5,963)
JPMC	BRL	(2,452,312)	USD	396,026	1/3/25	—	(689)
JPMC	BRL	(2,465,399)	USD	402,678	2/4/25	6,201	—
JPMC	CAD	(25,000,000)	USD	17,647,993	1/3/25	254,201	—
JPMC	CAD	1,481,000	USD	(1,037,957)	1/15/25	—	(7,079)
Total Foreign Currency Exchange Contracts						$3,700,295	$(13,731)
LVIP PIMCO Low Duration Bond Fund-10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
1,105	3 Month SOFR	$265,255,250	$265,462,805	12/16/25	$—	$(207,555)
138	Australia 10 yr Bonds	9,641,260	9,680,729	3/17/25	—	(39,469)
(247)	Canadian Government Bond	(21,068,329)	(21,055,477)	3/20/25	—	(12,852)
108	Long Gilt	12,494,310	12,796,599	3/27/25	—	(302,289)
(143)	U.S. Treasury 10 yr Notes	(15,551,250)	(15,696,354)	3/20/25	145,104	—
(409)	U.S. Treasury 10 yr Ultra Notes	(45,526,813)	(46,132,455)	3/20/25	605,642	—
2,140	U.S. Treasury 2 yr Notes	440,004,065	440,085,218	3/31/25	—	(81,153)
164	U.S. Treasury 5 yr Notes	17,433,969	17,420,228	3/31/25	13,741	—
(215)	U.S. Treasury Ultra Bonds	(25,564,844)	(26,395,305)	3/20/25	830,461	—
Total Futures Contracts					$1,594,948	$(643,318)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
Bank of Montreal-collateralized by U.S. Treasury Inflation Indexed Notes/Bonds 0.375%-2.125% 1/15/27-4/15/29; market value $12,089,295	4.65%	12/31/24	1/2/25	$(12,135,750)	$(12,137,318)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[4]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Sold
CDX.NA.IG.43- Quarterly[5]	1,500,000	(1.00%)	12/20/29	$34,007	$34,591	$—	$(584)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
AUD 17,400,000	4.50	BBSW6M	Receive	Semiannual	9/20/33	$175,286	$(112,051)	$287,337	$—
8,200,000	3.75	SOFR12M	Pay	Annual	12/18/29	110,376	31,265	79,111	—
22,600,000	3.86	SOFR12M	Pay	Annual	2/28/29	171,156	—	171,156	—
45,600,000	3.74	SOFR12M	Pay	Annual	5/31/29	504,284	(49,232)	553,516	—
5,100,000	4.06	SOFR12M	Pay	Annual	5/31/29	(7,030)	—	—	(7,030)
9,500,000	4.06	SOFR12M	Pay	Annual	5/31/29	(12,576)	—	—	(12,576)
8,500,000	4.06	SOFR12M	Pay	Annual	5/31/29	(10,509)	—	—	(10,509)
GBP 21,100,000	4.00	SONIA12M	Receive	Annual	9/18/29	(134,111)	168,347	—	(302,458)
Total IRS Contracts							$38,329	$1,091,120	$(332,573)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

[3] See Note 1 in Notes to Financial Statements.
LVIP PIMCO Low Duration Bond Fund-11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW3M–Bank Bill Swap Rate 3 Months
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFRINDX–Secured Overnight Financing Rate Index
SONIA–Sterling Overnight Index Average
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-12

LVIP PIMCO Low Duration Bond Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Investments, at value	$985,874,830
Receivable for securities sold	61,575,609
Dividends and interest receivable	5,024,272
Cash collateral held at broker for futures contracts	4,298,000
Unrealized appreciation on foreign currency exchange contracts	3,700,295
Cash collateral held at brokers for swap contracts	1,564,000
Receivable for fund shares sold	1,193,733
Foreign currencies, at value	857,902
Variation margin due from broker on futures contracts	834,261
Variation margin due from broker on centrally cleared swap contracts	651,373
Prepaid expenses	5,317
TOTAL ASSETS	1,065,579,592
LIABILITIES:
Payable for securities purchased	165,663,965
Reverse repurchase agreements	12,135,750
Cash collateral due to brokers for certain open bilateral derivatives	3,690,000
Payable for fund shares redeemed	983,080
Due to manager and affiliates	530,745
Payable for audit fee	53,260
Payable for fund accounting fee	42,806
Other accrued expenses payable	36,936
Unrealized depreciation on foreign currency exchange contracts	13,731
Interest expense payable for reverse repurchase agreements	1,568
TOTAL LIABILITIES	183,151,841
TOTAL NET ASSETS	$882,427,751
Investments, at cost	$999,696,753
Foreign currencies, at cost	881,048
Standard Class:
Net Assets	$27,367,593
Shares Outstanding	2,937,199
Net Asset Value Per Share	$9.318
Service Class:
Net Assets	$855,060,158
Shares Outstanding	91,824,816
Net Asset Value Per Share	$9.312
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$939,027,191
Distributable earnings/(accumulated loss)	(56,599,440)
TOTAL NET ASSETS	$882,427,751
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-13

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$43,498,020
EXPENSES:
Management fees	4,343,470
Distribution fees-Service Class	2,066,811
Interest expense on reverse repurchase agreements	1,313,904
Shareholder servicing fees	251,921
Accounting and administration expenses	157,831
Professional fees	92,101
Reports and statements to shareholders	38,807
Custodian fees	33,135
Trustees’ fees and expenses	27,606
Pricing fees	22,564
Consulting fees	13,257
Other	15,769
8,377,176
Less:
Management fees waived	(526,521)
Expenses reimbursed	(126,470)
Total operating expenses	7,724,185
NET INVESTMENT INCOME	35,773,835
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,399,500)
Foreign currencies	(859,917)
Foreign currency exchange contracts	3,249,341
Futures contracts	(1,696,774)
Options purchased	366,525
Options written	188,016
Swap contracts	(1,328,099)
Net realized loss	(2,480,408)
Net change in unrealized appreciation (depreciation) of:
Investments	863,711
Foreign currencies	(45,459)
Foreign currency exchange contracts	4,422,598
Futures contracts	1,332,895
Options purchased	(3,494)
Swap contracts	1,124,604
Net change in unrealized appreciation (depreciation)	7,694,855
NET REALIZED AND UNREALIZED GAIN	5,214,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,988,282
See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$35,773,835	$35,880,764
Net realized loss	(2,480,408)	(35,839,613)
Net change in unrealized appreciation (depreciation)	7,694,855	43,851,674
Net increase in net assets resulting from operations	40,988,282	43,892,825
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,226,741)	(2,924,889)
Service Class	(36,557,040)	(25,039,760)
Return of capital:
Standard Class	—	(54,882)
Service Class	—	(199,562)
	(37,783,781)	(28,219,093)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,005,895	7,997,083
Service Class	243,800,718	168,119,257
Reinvestment of dividends and distributions:
Standard Class	1,226,741	2,979,771
Service Class	36,557,040	25,239,322
	294,590,394	204,335,433
Cost of shares redeemed:
Standard Class	(75,005,321)	(305,350,381)
Service Class	(220,891,173)	(199,687,387)
	(295,896,494)	(505,037,768)
Decrease in net assets derived from capital share transactions	(1,306,100)	(300,702,335)
NET INCREASE (DECREASE) IN NET ASSETS	1,898,401	(285,028,603)
NET ASSETS:
Beginning of year	880,529,350	1,165,557,953
End of year	$882,427,751	$880,529,350
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-14

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.282	$9.167	$9.854	$10.085	$9.900
Income (loss) from investment operations:
Net investment income[1]	0.405	0.353	0.174	0.105	0.166
Net realized and unrealized gain (loss)	0.068	0.092	(0.655)	(0.170)	0.238
Total from investment operations	0.473	0.445	(0.481)	(0.065)	0.404
Less dividends and distributions from:
Net investment income	(0.437)	(0.328)	(0.143)	(0.115)	(0.153)
Net realized gain	—	—	—	—	(0.048)
Return of capital	—	(0.002)	(0.063)	(0.051)	(0.018)
Total dividends and distributions	(0.437)	(0.330)	(0.206)	(0.166)	(0.219)
Net asset value, end of period	$9.318	$9.282	$9.167	$9.854	$10.085
Total return[2]	5.13%	4.87%	(4.88% )	(0.64% )	4.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,368	$87,466	$376,412	$135,986	$167,331
Ratio of expenses to average net assets[3]	0.73%	0.66%	0.51%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.74%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets[4]	4.28%	3.79%	1.85%	1.04%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.20%	3.71%	1.78%	1.00%	1.60%
Portfolio turnover	231%	383%	1,035%	461%	852%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 was 0.50%, 0.50%, 0.50%, 0.53%, and 0.54%, respectively.
[4]
The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 was 4.51%, 3.95%,
1.86%, 1.04%, and 1.64%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-15

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.277	$9.162	$9.849	$10.080	$9.898
Income (loss) from investment operations:
Net investment income[1]	0.389	0.325	0.152	0.079	0.140
Net realized and unrealized gain (loss)	0.060	0.095	(0.655)	(0.168)	0.238
Total from investment operations	0.449	0.420	(0.503)	(0.089)	0.378
Less dividends and distributions from:
Net investment income	(0.414)	(0.303)	(0.120)	(0.099)	(0.132)
Net realized gain	—	—	—	—	(0.048)
Return of capital	—	(0.002)	(0.064)	(0.043)	(0.016)
Total dividends and distributions	(0.414)	(0.305)	(0.184)	(0.142)	(0.196)
Net asset value, end of period	$9.312	$9.277	$9.162	$9.849	$10.080
Total return[2]	4.87%	4.61%	(5.12% )	(0.89% )	3.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$855,060	$793,063	$789,146	$815,181	$720,390
Ratio of expenses to average net assets[3]	0.90%	0.94%	0.76%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	1.02%	0.83%	0.82%	0.83%
Ratio of net investment income to average net assets[4]	4.11%	3.51%	1.60%	0.79%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.03%	3.43%	1.53%	0.75%	1.35%
Portfolio turnover	231%	383%	1,035%	461%	852%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 was 0.75%, 0.75%, 0.75%, 0.78%, and 0.79%, respectively.
[4]
The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 was 4.26%, 3.70%,
1.61%, 0.79%, and 1.39%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-16

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP PIMCO Low Duration Bond Fund-17

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP PIMCO Low Duration Bond Fund is $857,902 and $881,048 respectively.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. As of December 31, 2024, there were no open repurchase agreements.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
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LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $500 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.50% of the Fund's average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$105,916	$131,939	$126,470	$364,325
Pacific Investment Management Company LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$71,848
Legal	10,911
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,249 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LFI	$328,395
Distribution fees payable to LFD	180,716
Shareholder servicing fees payable to Lincoln Life	21,634
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LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$304,811,988
Purchases of U.S. government securities	1,637,569,504
Sales other than U.S. government securities	360,543,206
Sales of U.S. government securities	1,674,752,163
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,000,172,597
Aggregate unrealized appreciation of investments and derivatives	$1,512,637
Aggregate unrealized depreciation of investments and derivatives	(15,150,538)
Net unrealized depreciation of investments and derivatives	$(13,637,901)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund-20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$76,844,183	$—	$76,844,183
Agency Commercial Mortgage-Backed Securities	—	6,751,914	—	6,751,914
Agency Mortgage-Backed Securities	—	103,111,335	—	103,111,335
Corporate Bonds	—	354,041,871	—	354,041,871
Municipal Bonds	—	15,360,769	—	15,360,769
Non-Agency Asset-Backed Securities	—	231,790,800	—	231,790,800
Non-Agency Collateralized Mortgage Obligations	—	29,156,876	—	29,156,876
Non-Agency Commercial Mortgage-Backed Securities	—	42,740,355	—	42,740,355
Regional Bond	—	10,064,500	—	10,064,500
Sovereign Bonds	—	55,977,699	—	55,977,699
U.S. Treasury Obligations	—	38,859,409	—	38,859,409
Money Market Fund	3,107,475	—	—	3,107,475
Options Purchased	—	96,174	—	96,174
Short-Term Investments	—	17,971,470	—	17,971,470
Total Investments	$3,107,475	$982,767,355	$—	$985,874,830
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$3,700,295	$—	$3,700,295
Futures Contracts	$1,594,948	$—	$—	$1,594,948
Swap Contracts	$—	$1,091,120	$—	$1,091,120
Liabilities:
Foreign Currency Exchange Contracts	$—	$(13,731)	$—	$(13,731)
Futures Contracts	$(643,318)	$—	$—	$(643,318)
Reverse Repurchase Agreement	$—	$(12,135,750)	$—	$(12,135,750)
Swap Contracts	$—	$(333,157)	$—	$(333,157)
There were no Level 3 investments at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$37,783,781	$27,964,649
Return of capital	—	254,444
Total	$37,783,781	$28,219,093
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,818,572
Capital loss carryforward	(46,505,216)
Other temporary differences	(274,895)
Net unrealized depreciation	(13,637,901)
Distributable earnings/(accumulated loss)	$(56,599,440)
LVIP PIMCO Low Duration Bond Fund-21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$17,775,135	$28,730,081	$46,505,216
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,372,563	859,473
Service Class	25,722,343	18,103,945
Shares reinvested:
Standard Class	131,851	323,045
Service Class	3,931,287	2,737,454
	31,158,044	22,023,917
Shares redeemed:
Standard Class	(7,990,589)	(32,821,141)
Service Class	(23,317,097)	(21,482,003)
	(31,307,686)	(54,303,144)
Net decrease	(149,642)	(32,279,227)
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to fix the U.S. dollar value of a security between trade date and settlement date.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP PIMCO Low Duration Bond Fund-22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2024, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund's exposure to changes in foreign currencies; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to generate income; to reduce transaction costs; to take advantage of liquidity available in the options market and to receive premiums for writing options.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront
LVIP PIMCO Low Duration Bond Fund-23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$3,700,295	Unrealized depreciation on foreign currency exchange contracts	$(13,731)
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	1,594,948	Variation margin due from broker on futures contracts	(643,318)
Options purchased (Interest rate contracts)	Investments, at value	96,174	Investments, at value	—
Swap contracts (Credit contracts)	Variation margin due from broker on centrally cleared swap contracts	—	Variation margin due from broker on centrally cleared swap contracts	(584)
Swap contracts (Interest rate contracts)	Variation margin due from brokers on centrally cleared interest rate swap contracts	1,091,120	Variation margin due from brokers on centrally cleared interest rate swap contracts	(332,573)
Total		$6,482,537		$(990,206)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP PIMCO Low Duration Bond Fund-24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$3,249,341	$4,422,598
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,696,774)	1,332,895
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	366,525	(3,494)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	188,016	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(922,421)	813,519
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(405,678)	311,085
Total		$779,009	$6,876,603
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$56,788,105	$147,811,125
Futures contracts (average notional value)	597,181,960	174,297,605
Options contracts (average value)	53,440	13,255
CDS contracts (average notional value)*	115,385	(8,423,077)
Interest rate swap contracts (average notional value)**	23,261,060	(17,795,223)

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
At December 31, 2024, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
BNP Paribas SA	$1,860,000
Goldman Sachs International	1,540,000
JPMorgan Chase Bank	290,000
Total	$3,690,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
LVIP PIMCO Low Duration Bond Fund-25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$2,033,514	$—	$2,033,514
Goldman Sachs International	1,502,553	—	1,502,553
JPMorgan Chase Bank	260,402	(13,731)	246,671
Total	$3,796,469	$(13,731)	$3,782,738

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$2,033,514	$—	$(1,860,000)	$—	$—	$173,514
Goldman Sachs International	1,502,553	—	(1,502,553)	—	—	—
JPMorgan Chase Bank	246,671	—	(246,671)	—	—	—
Total	$3,782,738	$—	$(3,609,224)	$—	$—	$173,514

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of December 31, 2024, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of Montreal	$(12,135,750)	$12,089,295	$—	$(46,455)
Total	$(12,135,750)	$12,089,295	$—	$(46,455)

1Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate
LVIP PIMCO Low Duration Bond Fund-26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-27

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP PIMCO Low Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP PIMCO Low Duration Bond Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP PIMCO Low Duration Bond Fund–28

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Structured Allocation Funds
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Allocation Funds

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.98%
INVESTMENT COMPANIES–85.98%
Equity Funds–22.01%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	330,026	$4,303,207
LVIP SSGA S&P 500 Index Fund	801,821	24,319,220
LVIP SSGA Small-Cap Index Fund	87,411	2,865,875
		31,488,302
Fixed Income Fund–49.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,311,305	71,453,387
		71,453,387
International Equity Fund–14.02%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,918,381	20,047,078
		20,047,078
Total Affiliated Investments (Cost $104,734,437)		122,988,767

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.10%
INVESTMENT COMPANIES–14.10%
Fixed Income Fund–10.02%
Schwab US TIPS ETF	554,612	$14,325,628
		14,325,628
International Equity Fund–4.05%
iShares Core MSCI Emerging Markets ETF	110,942	5,793,391
		5,793,391
Money Market Fund–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	46,276	46,276
		46,276
Total Unaffiliated Investments (Cost $19,198,276)		20,165,295

TOTAL INVESTMENTS–100.08% (Cost $123,932,713)	143,154,062
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(117,933)
NET ASSETS APPLICABLE TO 10,589,125 SHARES OUTSTANDING–100.00%	$143,036,129

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-1

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–83.95%
INVESTMENT COMPANIES–83.95%
Equity Funds–34.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,873,004	$37,461,107
LVIP SSGA S&P 500 Index Fund	4,927,289	149,444,667
LVIP SSGA Small-Cap Index Fund	760,950	24,948,510
		211,854,284
Fixed Income Fund–29.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	19,094,041	186,606,059
		186,606,059
International Equity Fund–20.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,928,640	124,654,283
		124,654,283
Total Affiliated Investments (Cost $398,242,801)		523,114,626

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.08%
INVESTMENT COMPANIES–16.08%
Fixed Income Fund–10.01%
Schwab US TIPS ETF	2,415,130	$62,382,808
		62,382,808
International Equity Fund–6.07%
iShares Core MSCI Emerging Markets ETF	724,544	37,835,688
		37,835,688
Total Unaffiliated Investments (Cost $95,826,723)		100,218,496

TOTAL INVESTMENTS–100.03% (Cost $494,069,524)	623,333,122
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(216,736)
NET ASSETS APPLICABLE TO 37,822,088 SHARES OUTSTANDING–100.00%	$623,116,386

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-2

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.92%
INVESTMENT COMPANIES–84.92%
Equity Funds–37.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,270,020	$42,637,789
LVIP SSGA S&P 500 Index Fund	5,207,563	157,945,380
LVIP SSGA Small-Cap Index Fund	927,969	30,424,389
		231,007,558
Fixed Income Fund–24.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	15,523,439	151,710,570
		151,710,570
International Equity Fund–22.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	12,801,219	133,772,744
		133,772,744
Total Affiliated Investments (Cost $383,480,795)		516,490,872

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.12%
INVESTMENT COMPANIES–15.12%
Fixed Income Fund–5.00%
Schwab US TIPS ETF	1,177,580	$30,416,891
		30,416,891
International Equity Fund–10.11%
iShares Core MSCI Emerging Markets ETF	1,177,744	61,501,792
		61,501,792
Money Market Fund–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	51,804	51,804
		51,804
Total Unaffiliated Investments (Cost $85,285,386)		91,970,487

TOTAL INVESTMENTS–100.04% (Cost $468,766,181)	608,461,359
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(228,030)
NET ASSETS APPLICABLE TO 34,781,653 SHARES OUTSTANDING–100.00%	$608,233,329

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-3

LVIP Structured Conservative Allocation Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.03%
INVESTMENT COMPANIES–90.03%
Equity Funds–22.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,460,185	$21,634,112
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	628,112	8,095,733
		29,729,845
Fixed Income Fund–50.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,907,508	67,507,072
		67,507,072
International Equity Funds–18.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	692,239	5,344,081
LVIP Franklin Templeton Multi-Factor International Equity Fund	2,358,083	18,954,275
		24,298,356
Total Affiliated Investments (Cost $116,446,328)		121,535,273

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–10.03%
INVESTMENT COMPANIES–10.03%
Fixed Income Fund–10.03%
Schwab US TIPS ETF	523,997	$13,534,842
		13,534,842
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	92	92
		92
Total Unaffiliated Investments (Cost $13,612,908)		13,534,934

TOTAL INVESTMENTS–100.06% (Cost $130,059,236)	135,070,207
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(83,030)
NET ASSETS APPLICABLE TO 13,086,898 SHARES OUTSTANDING–100.00%	$134,987,177

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-4

LVIP Structured Moderate Allocation Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.02%
INVESTMENT COMPANIES–90.02%
Equity Funds–34.03%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	11,167,311	$165,454,881
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,337,416	68,793,960
		234,248,841
Fixed Income Fund–30.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	21,130,720	206,510,524
		206,510,524
International Equity Funds–25.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,294,041	40,869,993
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	17,175,330	$138,055,303
		178,925,296
Total Affiliated Investments (Cost $564,213,425)		619,684,661

UNAFFILIATED INVESTMENT–10.02%
INVESTMENT COMPANY–10.02%
Fixed Income Fund–10.02%
Schwab US TIPS ETF	2,671,524	69,005,465
Total Unaffiliated Investment (Cost $69,399,584)		69,005,465

TOTAL INVESTMENTS–100.04% (Cost $633,613,009)	688,690,126
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(267,460)
NET ASSETS APPLICABLE TO 61,150,076 SHARES OUTSTANDING–100.00%	$688,422,666

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-5

LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.02%
INVESTMENT COMPANIES–95.02%
Equity Funds–38.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	7,990,118	$118,381,590
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,230,159	54,522,524
		172,904,114
Fixed Income Fund–25.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,629,870	113,658,716
		113,658,716
International Equity Funds–31.97%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,827,485	44,988,187
LVIP Franklin Templeton Multi-Factor International Equity Fund	12,477,783	100,296,418
		145,284,605
Total Affiliated Investments (Cost $388,669,891)		431,847,435

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–5.02%
INVESTMENT COMPANIES–5.02%
Fixed Income Fund–5.02%
Schwab US TIPS ETF	882,829	$22,803,473
		22,803,473
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	5,003	5,003
		5,003
Total Unaffiliated Investments (Cost $22,938,786)		22,808,476

TOTAL INVESTMENTS–100.04% (Cost $411,608,677)	454,655,911
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(196,002)
NET ASSETS APPLICABLE TO 38,163,066 SHARES OUTSTANDING–100.00%	$454,459,909

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-6

LVIP Allocation Funds
Statements of Assets and Liabilities
December 31, 2024
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
ASSETS:
Affiliated investments, at value	$122,988,767	$523,114,626	$516,490,872	$121,535,273	$619,684,661	$431,847,435
Unaffiliated investments, at value	20,165,295	100,218,496	91,970,487	13,534,934	69,005,465	22,808,476
Receivable for fund shares sold	185,206	244,044	384,572	129,292	669,859	1,210,678
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,631	—	—	—	—	—
Receivable for securities sold	703	209,180	—	12,085	144,462	320,060
Prepaid expenses	535	2,328	2,259	505	2,598	1,711
Dividends and interest receivable	252	1,396	1,939	50	501	85
TOTAL ASSETS	143,346,389	623,790,070	608,850,129	135,212,139	689,507,546	456,188,445
LIABILITIES:
Payable for fund shares redeemed	186,023	387,884	338,804	142,719	786,415	1,547,583
Payable for securities purchased	46,286	—	90,577	78	—	4,985
Due to manager and affiliates	40,173	158,126	148,255	44,612	219,622	137,454
Payable for audit fee	18,188	18,188	18,188	18,188	18,188	18,188
Payable for fund accounting fee	14,408	14,497	14,493	14,408	14,515	14,469
Other accrued expenses payable	5,182	6,518	6,483	4,957	6,575	5,857
Due to custodian	—	88,471	—	—	39,565	—
TOTAL LIABILITIES	310,260	673,684	616,800	224,962	1,084,880	1,728,536
TOTAL NET ASSETS	$143,036,129	$623,116,386	$608,233,329	$134,987,177	$688,422,666	$454,459,909
Affiliated investments, at cost	$104,734,437	$398,242,801	$383,480,795	$116,446,328	$564,213,425	$388,669,891
Unaffiliated investments, at cost	19,198,276	95,826,723	85,285,386	13,612,908	69,399,584	22,938,786
Standard Class:
Net Assets	$58,715,391	$337,913,547	$356,843,639	$24,202,230	$167,780,821	$146,492,320
Shares Outstanding	4,345,275	20,502,300	20,381,766	2,346,302	14,894,257	12,292,805
Net Asset Value Per Share	$13.512	$16.482	$17.508	$10.315	$11.265	$11.917
Service Class:
Net Assets	$84,320,738	$285,202,839	$251,389,690	$110,784,947	$520,641,845	$307,967,589
Shares Outstanding	6,243,850	17,319,788	14,399,887	10,740,596	46,255,819	25,870,261
Net Asset Value Per Share	$13.505	$16.467	$17.458	$10.315	$11.256	$11.904
LVIP Allocation Funds-7

LVIP Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$127,641,291	$495,494,066	$470,219,375	$137,267,105	$656,009,615	$429,321,374
Distributable earnings/(accumulated loss)	15,394,838	127,622,320	138,013,954	(2,279,928)	32,413,051	25,138,535
TOTAL NET ASSETS	$143,036,129	$623,116,386	$608,233,329	$134,987,177	$688,422,666	$454,459,909
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-8

LVIP Allocation Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$3,466,831	$13,021,596	$12,335,109	$3,495,376	$15,994,544	$10,894,836
Dividends from unaffiliated investments	716,276	3,496,171	2,985,261	529,117	2,440,541	878,328
	4,183,107	16,517,767	15,320,370	4,024,493	18,435,085	11,773,164
EXPENSES:
Management fees	213,919	929,793	891,859	209,881	1,060,018	696,006
Distribution fees-Service Class	213,169	721,965	626,092	289,845	1,362,397	800,445
Shareholder servicing fees	41,358	179,760	172,426	40,577	204,937	134,561
Accounting and administration expenses	38,413	84,347	81,688	38,253	93,135	69,608
Professional fees	32,987	41,517	41,136	32,899	42,843	38,610
Reports and statements to shareholders	6,232	17,128	16,626	6,019	20,349	13,762
Consulting fees	4,702	5,051	5,021	4,704	5,134	4,948
Custodian fees	4,643	7,866	7,442	3,958	7,873	5,639
Trustees’ fees and expenses	4,548	19,673	18,754	4,512	22,605	14,845
Index fees	1,666	6,985	6,673	—	—	—
Pricing fees	41	41	41	35	35	35
Other	3,921	11,437	11,054	5,453	20,607	13,973
	565,599	2,025,563	1,878,812	636,136	2,839,933	1,792,432
Less:
Expenses reimbursed	(67,205)	—	—	—	—	—
Total operating expenses	498,394	2,025,563	1,878,812	636,136	2,839,933	1,792,432
NET INVESTMENT INCOME	3,684,713	14,492,204	13,441,558	3,388,357	15,595,152	9,980,732
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,243,271	4,793,781	2,671,509	(45,281)	4,418,908	2,256,135
Sale of unaffiliated investments	(1,011,918)	(5,277,544)	(2,766,878)	(816,090)	(4,668,619)	(1,484,009)
Distributions from affiliated investment companies	2,106,096	13,870,153	14,779,506	1,216,433	9,268,904	6,597,374
Net realized gain	2,337,449	13,386,390	14,684,137	355,062	9,019,193	7,369,500
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	939,023	15,149,683	18,871,410	4,166,006	34,092,860	26,876,196
Unaffiliated investments	1,010,806	5,672,802	4,273,863	631,060	3,744,953	1,177,721
Net change in unrealized appreciation (depreciation)	1,949,829	20,822,485	23,145,273	4,797,066	37,837,813	28,053,917
NET REALIZED AND UNREALIZED GAIN	4,287,278	34,208,875	37,829,410	5,152,128	46,857,006	35,423,417
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,971,991	$48,701,079	$51,270,968	$8,540,485	$62,452,158	$45,404,149
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-9

LVIP Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,684,713	$3,085,953	$14,492,204	$12,265,308	$13,441,558	$11,064,385
Net realized gain (loss)	2,337,449	(77,277)	13,386,390	4,816,630	14,684,137	4,309,688
Net change in unrealized appreciation (depreciation)	1,949,829	10,576,511	20,822,485	54,090,673	23,145,273	56,156,568
Net increase in net assets resulting from operations	7,971,991	13,585,187	48,701,079	71,172,611	51,270,968	71,530,641
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,951,479)	(2,065,696)	(11,997,937)	(14,079,947)	(12,543,193)	(14,998,030)
Service Class	(2,643,554)	(2,946,782)	(9,526,025)	(12,265,445)	(8,312,430)	(10,902,826)
Return of capital:
Standard Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—
	(4,595,033)	(5,012,478)	(21,523,962)	(26,345,392)	(20,855,623)	(25,900,856)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,387,216	9,159,502	54,865,506	36,185,130	65,684,751	44,718,637
Service Class	11,900,322	10,980,288	25,793,145	28,020,984	24,765,506	32,973,997
Reinvestment of dividends and distributions:
Standard Class	1,951,479	2,065,696	11,997,937	14,079,947	12,543,193	14,998,030
Service Class	2,643,554	2,946,782	9,526,025	12,265,445	8,312,430	10,902,826
	23,882,571	25,152,268	102,182,613	90,551,506	111,305,880	103,593,490
Cost of shares redeemed:
Standard Class	(7,372,496)	(9,507,939)	(55,455,185)	(32,437,020)	(57,554,641)	(38,430,075)
Service Class	(17,403,497)	(15,989,742)	(46,718,843)	(40,560,199)	(36,159,454)	(36,275,808)
	(24,775,993)	(25,497,681)	(102,174,028)	(72,997,219)	(93,714,095)	(74,705,883)
Increase (decrease) in net assets derived from capital share transactions	(893,422)	(345,413)	8,585	17,554,287	17,591,785	28,887,607
NET INCREASE (DECREASE) IN NET ASSETS	2,483,536	8,227,296	27,185,702	62,381,506	48,007,130	74,517,392
NET ASSETS:
Beginning of year	140,552,593	132,325,297	595,930,684	533,549,178	560,226,199	485,708,807
End of year	$143,036,129	$140,552,593	$623,116,386	$595,930,684	$608,233,329	$560,226,199
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-10

LVIP Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,388,357	$3,287,641	$15,595,152	$16,133,326	$9,980,732	$10,511,061
Net realized gain (loss)	355,062	13,240,212	9,019,193	94,533,052	7,369,500	66,889,350
Net change in unrealized appreciation (depreciation)	4,797,066	(2,883,969)	37,837,813	(26,884,332)	28,053,917	(18,218,778)
Net increase in net assets resulting from operations	8,540,485	13,643,884	62,452,158	83,782,046	45,404,149	59,181,633
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,061,041)	(829,782)	(27,706,054)	(6,882,926)	(25,442,002)	(6,409,507)
Service Class	(14,081,296)	(4,038,458)	(87,997,137)	(24,017,005)	(54,626,628)	(13,886,389)
Return of capital:
Standard Class	—	—	(209,810)	—	—	—
Service Class	—	—	(707,014)	—	—	—
	(17,142,337)	(4,868,240)	(116,620,015)	(30,899,931)	(80,068,630)	(20,295,896)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,020,719	6,069,337	33,445,445	28,707,137	28,584,914	20,643,165
Service Class	10,501,099	6,079,785	18,233,204	21,260,994	12,902,305	13,237,783
Reinvestment of dividends and distributions:
Standard Class	3,061,041	829,782	27,915,864	6,882,926	25,442,002	6,409,507
Service Class	14,081,296	4,038,458	88,704,151	24,017,005	54,626,628	13,886,389
	30,664,155	17,017,362	168,298,664	80,868,062	121,555,849	54,176,844
Cost of shares redeemed:
Standard Class	(3,209,845)	(6,412,455)	(31,925,776)	(33,621,444)	(39,389,338)	(19,199,222)
Service Class	(25,961,772)	(24,280,294)	(94,943,708)	(100,651,718)	(57,702,409)	(51,752,230)
	(29,171,617)	(30,692,749)	(126,869,484)	(134,273,162)	(97,091,747)	(70,951,452)
Increase (decrease) in net assets derived from capital share transactions	1,492,538	(13,675,387)	41,429,180	(53,405,100)	24,464,102	(16,774,608)
NET INCREASE (DECREASE) IN NET ASSETS	(7,109,314)	(4,899,743)	(12,738,677)	(522,985)	(10,200,379)	22,111,129
NET ASSETS:
Beginning of year	142,096,491	146,996,234	701,161,343	701,684,328	464,660,288	442,549,159
End of year	$134,987,177	$142,096,491	$688,422,666	$701,161,343	$454,459,909	$464,660,288
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-11

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.195	$12.378	$15.237	$14.733	$13.532
Income (loss) from investment operations:
Net investment income[1]	0.374	0.314	0.340	0.305	0.273
Net realized and unrealized gain (loss)	0.410	1.006	(2.596)	0.634	1.368
Total from investment operations	0.784	1.320	(2.256)	0.939	1.641
Less dividends and distributions from:
Net investment income	(0.388)	(0.318)	(0.363)	(0.322)	(0.294)
Net realized gain	(0.079)	(0.185)	(0.240)	(0.113)	(0.146)
Total dividends and distributions	(0.467)	(0.503)	(0.603)	(0.435)	(0.440)
Net asset value, end of period	$13.512	$13.195	$12.378	$15.237	$14.733
Total return[2]	5.94%	10.73%	(14.75% )	6.37%	12.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,715	$55,436	$50,418	$58,531	$49,097
Ratio of expenses to average net assets[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.25%	0.25%	0.25%	0.24%	0.26%
Ratio of net investment income to average net assets	2.73%	2.43%	2.52%	2.00%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.68%	2.38%	2.47%	1.96%	1.91%
Portfolio turnover	25%	13%	16%	15%	31%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-12

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.187	$12.372	$15.227	$14.726	$13.528
Income (loss) from investment operations:
Net investment income[1]	0.340	0.281	0.306	0.266	0.238
Net realized and unrealized gain (loss)	0.410	1.004	(2.593)	0.632	1.366
Total from investment operations	0.750	1.285	(2.287)	0.898	1.604
Less dividends and distributions from:
Net investment income	(0.353)	(0.285)	(0.328)	(0.284)	(0.260)
Net realized gain	(0.079)	(0.185)	(0.240)	(0.113)	(0.146)
Total dividends and distributions	(0.432)	(0.470)	(0.568)	(0.397)	(0.406)
Net asset value, end of period	$13.505	$13.187	$12.372	$15.227	$14.726
Total return[2]	5.69%	10.46%	(14.96% )	6.10%	11.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,321	$85,116	$81,908	$103,670	$98,050
Ratio of expenses to average net assets[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.50%	0.50%	0.50%	0.49%	0.51%
Ratio of net investment income to average net assets	2.48%	2.18%	2.27%	1.75%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.43%	2.13%	2.22%	1.71%	1.66%
Portfolio turnover	25%	13%	16%	15%	31%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-13

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$15.763	$14.551	$18.135	$16.887	$15.344
Income (loss) from investment operations:
Net investment income[1]	0.408	0.354	0.409	0.351	0.282
Net realized and unrealized gain (loss)	0.912	1.597	(3.221)	1.403	1.817
Total from investment operations	1.320	1.951	(2.812)	1.754	2.099
Less dividends and distributions from:
Net investment income	(0.434)	(0.358)	(0.442)	(0.399)	(0.343)
Net realized gain	(0.167)	(0.381)	(0.330)	(0.107)	(0.213)
Total dividends and distributions	(0.601)	(0.739)	(0.772)	(0.506)	(0.556)
Net asset value, end of period	$16.482	$15.763	$14.551	$18.135	$16.887
Total return[2]	8.37%	13.57%	(15.41% )	10.39%	13.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$337,914	$312,213	$271,486	$308,832	$267,776
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	2.45%	2.31%	2.58%	1.96%	1.84%
Portfolio turnover	21%	10%	12%	10%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-14

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$15.749	$14.542	$18.121	$16.875	$15.337
Income (loss) from investment operations:
Net investment income[1]	0.365	0.316	0.369	0.306	0.243
Net realized and unrealized gain (loss)	0.912	1.592	(3.216)	1.402	1.812
Total from investment operations	1.277	1.908	(2.847)	1.708	2.055
Less dividends and distributions from:
Net investment income	(0.392)	(0.320)	(0.402)	(0.355)	(0.304)
Net realized gain	(0.167)	(0.381)	(0.330)	(0.107)	(0.213)
Total dividends and distributions	(0.559)	(0.701)	(0.732)	(0.462)	(0.517)
Net asset value, end of period	$16.467	$15.749	$14.542	$18.121	$16.875
Total return[2]	8.10%	13.28%	(15.62% )	10.12%	13.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$285,203	$283,718	$262,063	$332,821	$305,451
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.20%	2.06%	2.33%	1.71%	1.59%
Portfolio turnover	21%	10%	12%	10%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-15

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.604	$15.194	$18.970	$17.483	$15.891
Income (loss) from investment operations:
Net investment income[1]	0.417	0.360	0.395	0.344	0.287
Net realized and unrealized gain (loss)	1.122	1.862	(3.426)	1.643	1.950
Total from investment operations	1.539	2.222	(3.031)	1.987	2.237
Less dividends and distributions from:
Net investment income	(0.445)	(0.352)	(0.424)	(0.405)	(0.389)
Net realized gain	(0.190)	(0.460)	(0.321)	(0.095)	(0.256)
Total dividends and distributions	(0.635)	(0.812)	(0.745)	(0.500)	(0.645)
Net asset value, end of period	$17.508	$16.604	$15.194	$18.970	$17.483
Total return[2]	9.26%	14.82%	(15.88% )	11.37%	14.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$356,844	$318,829	$271,813	$305,640	$262,014
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	2.37%	2.24%	2.40%	1.84%	1.83%
Portfolio turnover	15%	9%	9%	12%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-16

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.558	$15.157	$18.923	$17.443	$15.860
Income (loss) from investment operations:
Net investment income[1]	0.371	0.318	0.353	0.297	0.246
Net realized and unrealized gain (loss)	1.119	1.856	(3.415)	1.636	1.941
Total from investment operations	1.490	2.174	(3.062)	1.933	2.187
Less dividends and distributions from:
Net investment income	(0.400)	(0.313)	(0.383)	(0.358)	(0.348)
Net realized gain	(0.190)	(0.460)	(0.321)	(0.095)	(0.256)
Total dividends and distributions	(0.590)	(0.773)	(0.704)	(0.453)	(0.604)
Net asset value, end of period	$17.458	$16.558	$15.157	$18.923	$17.443
Total return[2]	9.00%	14.54%	(16.09% )	11.09%	13.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$251,390	$241,397	$213,896	$268,538	$245,748
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.12%	1.99%	2.15%	1.59%	1.58%
Portfolio turnover	15%	9%	9%	12%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-17

LVIP Structured Conservative Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.026	$10.375	$12.915	$12.585	$11.966
Income (loss) from investment operations:
Net investment income[1]	0.294	0.270	0.353	0.296	0.236
Net realized and unrealized gain (loss)	0.438	0.790	(2.084)	0.638	0.906
Total from investment operations	0.732	1.060	(1.731)	0.934	1.142
Less dividends and distributions from:
Net investment income	(0.349)	(0.289)	(0.440)	(0.497)	(0.256)
Net realized gain	(1.094)	(0.120)	(0.369)	(0.107)	(0.267)
Total dividends and distributions	(1.443)	(0.409)	(0.809)	(0.604)	(0.523)
Net asset value, end of period	$10.315	$11.026	$10.375	$12.915	$12.585
Total return[2]	6.46%	10.27%	(13.30% )	7.43%	9.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,202	$22,898	$21,098	$24,304	$22,240
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.24%	0.24%
Ratio of net investment income to average net assets	2.63%	2.51%	3.06%	2.24%	1.99%
Portfolio turnover	21%	30%	14%	17%	24%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-18

LVIP Structured Conservative Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.026	$10.375	$12.913	$12.582	$11.966
Income (loss) from investment operations:
Net investment income[1]	0.266	0.243	0.324	0.262	0.206
Net realized and unrealized gain (loss)	0.438	0.788	(2.082)	0.639	0.903
Total from investment operations	0.704	1.031	(1.758)	0.901	1.109
Less dividends and distributions from:
Net investment income	(0.321)	(0.260)	(0.411)	(0.463)	(0.226)
Net realized gain	(1.094)	(0.120)	(0.369)	(0.107)	(0.267)
Total dividends and distributions	(1.415)	(0.380)	(0.780)	(0.570)	(0.493)
Net asset value, end of period	$10.315	$11.026	$10.375	$12.913	$12.582
Total return[2]	6.20%	9.99%	(13.52% )	7.17%	9.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,785	$119,199	$125,899	$161,937	$161,559
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.49%	0.49%
Ratio of net investment income to average net assets	2.38%	2.26%	2.81%	1.99%	1.74%
Portfolio turnover	21%	30%	14%	17%	24%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-19

LVIP Structured Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.275	$11.378	$14.372	$13.554	$12.950
Income (loss) from investment operations:
Net investment income[1]	0.300	0.301	0.443	0.347	0.256
Net realized and unrealized gain (loss)	0.871	1.172	(2.359)	1.299	0.988
Total from investment operations	1.171	1.473	(1.916)	1.646	1.244
Less dividends and distributions from:
Net investment income	(0.403)	(0.314)	(0.572)	(0.696)	(0.317)
Net realized gain	(1.762)	(0.262)	(0.506)	(0.132)	(0.323)
Return of capital	(0.016)	—	—	—	—
Total dividends and distributions	(2.181)	(0.576)	(1.078)	(0.828)	(0.640)
Net asset value, end of period	$11.265	$12.275	$11.378	$14.372	$13.554
Total return[2]	9.41%	13.09%	(13.15% )	12.15%	9.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,781	$152,040	$139,079	$156,805	$136,955
Ratio of expenses to average net assets[3]	0.21%	0.21%	0.21%	0.20%	0.21%
Ratio of net investment income to average net assets	2.40%	2.53%	3.47%	2.38%	2.05%
Portfolio turnover	20%	41%	11%	13%	21%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-20

LVIP Structured Moderate Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.268	$11.372	$14.364	$13.546	$12.945
Income (loss) from investment operations:
Net investment income[1]	0.269	0.271	0.411	0.310	0.224
Net realized and unrealized gain (loss)	0.870	1.170	(2.358)	1.297	0.984
Total from investment operations	1.139	1.441	(1.947)	1.607	1.208
Less dividends and distributions from:
Net investment income	(0.373)	(0.283)	(0.539)	(0.657)	(0.284)
Net realized gain	(1.762)	(0.262)	(0.506)	(0.132)	(0.323)
Return of capital	(0.016)	—	—	—	—
Total dividends and distributions	(2.151)	(0.545)	(1.045)	(0.789)	(0.607)
Net asset value, end of period	$11.256	$12.268	$11.372	$14.364	$13.546
Total return[2]	9.14%	12.81%	(13.38% )	11.87%	9.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$520,642	$549,122	$562,606	$731,672	$728,337
Ratio of expenses to average net assets[3]	0.46%	0.46%	0.46%	0.45%	0.46%
Ratio of net investment income to average net assets	2.15%	2.28%	3.22%	2.13%	1.80%
Portfolio turnover	20%	41%	11%	13%	21%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-21

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.973	$11.897	$14.994	$14.002	$13.483
Income (loss) from investment operations:
Net investment income[1]	0.309	0.315	0.489	0.370	0.271
Net realized and unrealized gain (loss)	1.063	1.365	(2.487)	1.544	0.937
Total from investment operations	1.372	1.680	(1.998)	1.914	1.208
Less dividends and distributions from:
Net investment income	(0.411)	(0.324)	(0.635)	(0.786)	(0.337)
Net realized gain	(2.017)	(0.280)	(0.464)	(0.136)	(0.352)
Total dividends and distributions	(2.428)	(0.604)	(1.099)	(0.922)	(0.689)
Net asset value, end of period	$11.917	$12.973	$11.897	$14.994	$14.002
Total return[2]	10.48%	14.27%	(13.13% )	13.68%	9.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,492	$143,276	$124,080	$140,459	$119,194
Ratio of expenses to average net assets[3]	0.21%	0.22%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	2.33%	2.52%	3.68%	2.42%	2.13%
Portfolio turnover	16%	45%	13%	15%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-22

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.963	$11.890	$14.983	$13.993	$13.477
Income (loss) from investment operations:
Net investment income[1]	0.275	0.283	0.456	0.331	0.238
Net realized and unrealized gain (loss)	1.062	1.361	(2.484)	1.541	0.934
Total from investment operations	1.337	1.644	(2.028)	1.872	1.172
Less dividends and distributions from:
Net investment income	(0.379)	(0.291)	(0.601)	(0.746)	(0.304)
Net realized gain	(2.017)	(0.280)	(0.464)	(0.136)	(0.352)
Total dividends and distributions	(2.396)	(0.571)	(1.065)	(0.882)	(0.656)
Net asset value, end of period	$11.904	$12.963	$11.890	$14.983	$13.993
Total return[2]	10.21%	13.98%	(13.35% )	13.39%	9.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,968	$321,385	$318,469	$412,715	$407,285
Ratio of expenses to average net assets[3]	0.46%	0.47%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.08%	2.27%	3.43%	2.17%	1.88%
Portfolio turnover	16%	45%	13%	15%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-23

LVIP Allocation Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP Structured Conservative Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP Structured Moderate Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Allocation Funds-24

LVIP Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board of Trustees (the "Board") and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LVIP SSGA Conservative Index Allocation Fund	$75,198	$71,765	$67,205	$214,168
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LFI but has no management discretion over the Funds’ assets and LFI pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Administrative	$11,747	$50,906	$48,651	$11,605	$58,373	$38,329
Legal	1,784	7,731	7,388	1,763	8,865	5,821
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Allocation Funds-25

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Printing and mailing	$934	$2,333	$2,305	$774	$3,758	$2,042
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Expense reimbursement receivable due from LFI	$5,631	$—	$—	$—	$—	$—
Management fees payable to LFI	18,411	80,734	78,689	17,417	89,459	59,095
Distribution fees payable to LFD	18,203	61,784	54,353	23,828	112,868	66,934
Shareholder servicing fees payable to Lincoln Life	3,559	15,608	15,213	3,367	17,295	11,425
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$1,058,607	$1,456,528	$1,637,985	$467,069	$316,681	$311,712
Sales	587,279	1,162,733	661,038	415,194	1,649,784	772,553
Net realized loss	(33,305)	(88,577)	(42,522)	(15,624)	(75,736)	(27,273)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Allocation Funds-26

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2024, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.98%@
Equity Funds-22.01%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,196,123	$763,008	$909,654	$45,730	$208,000	$4,303,207	330,026	$54,610	$245,655
✧✧LVIP SSGA S&P 500 Index Fund	23,796,912	3,835,507	6,728,467	2,054,219	1,361,049	24,319,220	801,821	283,665	1,749,583
✧✧LVIP SSGA Small-Cap Index Fund	2,808,037	484,885	576,889	13,143	136,699	2,865,875	87,411	52,665	110,858
Fixed Income Fund-49.95%@
✧✧LVIP SSGA Bond Index Fund	70,316,939	10,999,864	8,208,148	(1,172,797)	(482,471)	71,453,387	7,311,305	2,432,828	—
International Equity Fund-14.02%@
✧✧LVIP SSGA International Index Fund	19,894,045	3,348,914	3,214,603	302,976	(284,254)	20,047,078	1,918,381	643,063	—
Total	$121,012,056	$19,432,178	$19,637,761	$1,243,271	$939,023	$122,988,767		$3,466,831	$2,106,096

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-83.95%@
Equity Funds-34.00%@
✧✧LVIP SSGA Mid-Cap Index Fund	$35,562,769	$4,972,142	$5,252,998	$252,699	$1,926,495	$37,461,107	2,873,004	$475,004	$2,140,200
✧✧LVIP SSGA S&P 500 Index Fund	142,366,387	16,758,435	30,415,962	5,781,252	14,954,555	149,444,667	4,927,289	1,741,975	10,764,052
✧✧LVIP SSGA Small-Cap Index Fund	23,798,258	3,417,489	3,574,833	36,359	1,271,237	24,948,510	760,950	458,089	965,901
Fixed Income Fund-29.95%@
✧✧LVIP SSGA Bond Index Fund	178,788,626	23,852,440	11,696,953	(1,986,416)	(2,351,638)	186,606,059	19,094,041	6,349,384	—
International Equity Fund-20.00%@
✧✧LVIP SSGA International Index Fund	120,435,257	15,597,179	11,437,074	709,887	(650,966)	124,654,283	11,928,640	3,997,144	—
Total	$500,951,297	$64,597,685	$62,377,820	$4,793,781	$15,149,683	$523,114,626		$13,021,596	$13,870,153

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.92%@
Equity Funds-37.98%@
✧✧LVIP SSGA Mid-Cap Index Fund	$38,961,879	$6,402,936	$5,094,831	$114,026	$2,253,779	$42,637,789	3,270,020	$538,482	$2,406,067
✧✧LVIP SSGA S&P 500 Index Fund	144,832,326	20,641,527	28,865,692	3,717,160	17,620,059	157,945,380	5,207,563	1,834,117	11,210,526
✧✧LVIP SSGA Small-Cap Index Fund	27,935,698	4,856,417	3,906,347	(19,864)	1,558,485	30,424,389	927,969	556,242	1,162,913
Fixed Income Fund-24.94%@
✧✧LVIP SSGA Bond Index Fund	139,909,950	23,067,900	7,729,760	(1,385,001)	(2,152,519)	151,710,570	15,523,439	5,139,074	—
International Equity Fund-22.00%@
✧✧LVIP SSGA International Index Fund	124,407,378	19,109,189	9,580,617	245,188	(408,394)	133,772,744	12,801,219	4,267,194	—
Total	$476,047,231	$74,077,969	$55,177,247	$2,671,509	$18,871,410	$516,490,872		$12,335,109	$14,779,506

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP Allocation Funds-27

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Conservative Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.03%@
Equity Funds-22.02%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$22,611,738	$2,332,590	$7,571,115	$765,151	$3,495,748	$—	$21,634,112	1,460,185	$224,262	$1,216,433
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,485,105	731,376	2,110,681	227,851	769,642	(7,560)	8,095,733	628,112	84,704	—
Fixed Income Fund-50.01%@
✧✧LVIP SSGA Bond Index Fund	71,114,965	8,633,698	10,659,758	(1,308,456)	(273,377)	—	67,507,072	6,907,508	2,298,284	—
International Equity Funds-18.00%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,784,007	437,336	1,192,043	(19,452)	334,233	—	5,344,081	692,239	181,423	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	20,120,335	2,687,256	3,982,701	289,625	(160,240)	—	18,954,275	2,358,083	706,703	—
Total	$128,116,150	$14,822,256	$25,516,298	$(45,281)	$4,166,006	$(7,560)	$121,535,273		$3,495,376	$1,216,433

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP Structured Moderate Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.02%@
Equity Funds-34.03%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$167,293,803	$12,857,815	$46,471,890	$4,881,116	$26,894,037	$—	$165,454,881	11,167,311	$1,715,741	$9,268,904
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	69,755,596	4,004,873	13,214,668	1,583,880	6,860,992	(196,713)	68,793,960	5,337,416	723,221	—
Fixed Income Fund-30.00%@
✧✧LVIP SSGA Bond Index Fund	210,453,171	25,276,257	24,498,018	(3,149,663)	(1,564,454)	(6,769)	206,510,524	21,130,720	7,029,508	—
International Equity Funds-25.99%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	42,793,859	2,166,075	6,395,815	(375,658)	2,753,566	(72,034)	40,869,993	5,294,041	1,385,962	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	141,775,219	15,797,759	20,120,231	1,479,233	(851,281)	(25,396)	138,055,303	17,175,330	5,140,112	—
Total	$632,071,648	$60,102,779	$110,700,622	$4,418,908	$34,092,860	$(300,912)	$619,684,661		$15,994,544	$9,268,904

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP Allocation Funds-28

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Moderately Aggressive Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.02%@
Equity Funds-38.04%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$119,960,048	$10,580,217	$34,651,022	$3,257,189	$19,235,158	$—	$118,381,590	7,990,118	$1,224,166	$6,597,374
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	55,405,456	3,949,038	11,236,374	1,008,277	5,446,091	(49,964)	54,522,524	4,230,159	571,592	—
Fixed Income Fund-25.01%@
✧✧LVIP SSGA Bond Index Fund	116,083,128	16,488,915	16,298,738	(2,316,806)	(297,783)	—	113,658,716	11,629,870	3,857,773	—
International Equity Funds-31.97%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	47,208,643	2,997,451	7,673,277	(682,302)	3,137,672	—	44,988,187	5,827,485	1,520,453	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	103,225,209	13,004,494	16,278,120	989,777	(644,942)	—	100,296,418	12,477,783	3,720,852	—
Total	$441,882,484	$47,020,115	$86,137,531	$2,256,135	$26,876,196	$(49,964)	$431,847,435		$10,894,836	$6,597,374

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$35,602,442	$136,861,497	$115,068,792	$29,916,532	$138,508,519	$72,984,274
Sales	35,697,488	130,196,908	91,013,721	41,004,956	187,201,926	111,474,836
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Cost of investments	$130,294,615	$507,464,784	$484,166,453	$137,205,600	$656,277,009	$430,223,862
Aggregate unrealized appreciation of investments	$19,729,687	$135,697,855	$139,547,630	$4,385,811	$54,436,762	$36,378,467
Aggregate unrealized depreciation of investments	(6,870,243)	(19,829,517)	(15,252,724)	(6,521,204)	(22,023,710)	(11,946,415)
Net Unrealized Appreciation (Depreciation) of investments	$12,859,444	$115,868,338	$124,294,906	$(2,135,393)	$32,413,052	$24,432,052
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Allocation Funds-29

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$122,988,767	$523,114,626	$516,490,872	$121,535,273	$619,684,661	$431,847,435
Unaffiliated Investment Companies	20,165,295	100,218,496	91,970,487	13,534,934	69,005,465	22,808,476
Total Investments	$143,154,062	$623,333,122	$608,461,359	$135,070,207	$688,690,126	$454,655,911
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Year ended December 31, 2024
Ordinary income	$3,834,698	$15,943,828	$15,114,344	$4,175,313	$22,605,783	$15,852,934
Long-term capital gains	760,335	5,580,134	5,741,279	12,967,024	93,097,408	64,215,696
Return of capital	—	—	—	—	916,824	—
Total	$4,595,033	$21,523,962	$20,855,623	$17,142,337	$116,620,015	$80,068,630
Year ended December 31, 2023
Ordinary income	$3,273,758	$13,398,703	$11,859,583	$3,503,774	$17,534,366	$11,364,408
Long-term capital gains	1,738,720	12,946,689	14,041,273	1,364,466	13,365,565	8,931,488
Total	$5,012,478	$26,345,392	$25,900,856	$4,868,240	$30,899,931	$20,295,896
LVIP Allocation Funds-30

LVIP Allocation Funds
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Undistributed ordinary income	$45,093	$205,875	$73,437	$105,987	$—	$574,491
Undistributed long-term capital gains	2,490,301	11,548,108	13,645,610	—	—	131,991
Capital loss carryforward	—	—	—	(250,524)	—	—
Other temporary differences	—	(1)	1	2	(1)	1
Net unrealized appreciation (depreciation)	12,859,444	115,868,338	124,294,906	(2,135,393)	32,413,052	24,432,052
Distributable earnings/(accumulated loss)	$15,394,838	$127,622,320	$138,013,954	$(2,279,928)	$32,413,051	$25,138,535
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the below Funds had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
LVIP Structured Conservative Allocation Fund
Long-Term	$250,524
Total	$250,524
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	543,328	706,309	3,307,774	2,364,068	3,717,371	2,790,323
Service Class	868,155	853,109	1,554,252	1,841,470	1,417,578	2,063,929
Shares reinvested:
Standard Class	143,593	157,938	722,263	909,695	710,778	925,053
Service Class	194,520	225,788	573,707	794,919	472,203	676,005
	1,749,596	1,943,144	6,157,996	5,910,152	6,317,930	6,455,310
Shares redeemed:
Standard Class	(542,906)	(736,049)	(3,334,490)	(2,124,082)	(3,248,436)	(2,403,346)
Service Class	(1,273,184)	(1,244,699)	(2,823,039)	(2,643,083)	(2,068,475)	(2,273,323)
	(1,816,090)	(1,980,748)	(6,157,529)	(4,767,165)	(5,316,911)	(4,676,669)
Net increase (decrease)	(66,494)	(37,604)	467	1,142,987	1,001,019	1,778,641

LVIP Allocation Funds-31

LVIP Allocation Funds
Notes to Financial Statements (continued)
 6. Capital Shares (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	270,044	566,773	2,727,705	2,397,862	2,145,473	1,648,822
Service Class	942,404	563,558	1,467,767	1,779,068	983,707	1,059,936
Shares reinvested:
Standard Class	285,756	75,722	2,391,169	569,378	2,063,587	503,352
Service Class	1,314,974	369,093	7,608,372	1,992,855	4,438,324	1,094,017
	2,813,178	1,575,146	14,195,013	6,739,163	9,631,091	4,306,127
Shares redeemed:
Standard Class	(286,274)	(599,209)	(2,610,966)	(2,804,867)	(2,960,640)	(1,537,273)
Service Class	(2,327,551)	(2,256,577)	(7,580,377)	(8,483,682)	(4,343,523)	(4,147,059)
	(2,613,825)	(2,855,786)	(10,191,343)	(11,288,549)	(7,304,163)	(5,684,332)
Net increase (decrease)	199,353	(1,280,640)	4,003,670	(4,549,386)	2,326,928	(1,378,205)
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Allocation Funds-32

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund (collectively referred to as the “Funds”) (six of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Allocation Funds–33

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Bond Index Fund

LVIP SSGA Bond Index Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.78%
Fannie Mae-Aces
•Series 2017-M15 ATS2 3.16% 11/25/27	409,829	$393,295
•Series 2017-M3 A2 2.46% 12/25/26	567,109	545,912
•Series 2017-M8 A2 3.06% 5/25/27	255,451	246,864
•Series 2018-M1 A2 2.99% 12/25/27	118,796	113,843
Series 2020-M42 A2 1.27% 7/25/30	960,000	797,198
•Series 2020-M53 A2 1.69% 11/25/32	1,000,000	804,095
Series 2020-M8 A2 1.82% 2/25/30	136,815	118,158
•Series 2021-M1 A2 1.39% 11/25/30	131,250	107,531
•Series 2022-M1 A2 1.67% 10/25/31	500,000	398,418
•Series 2022-M13 A2 2.59% 6/25/32	500,000	425,963
•Series 2022-M3 A2 1.71% 11/25/31	1,000,000	809,963
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K060 A2 3.30% 10/25/26	1,000,000	977,038
♦Series K067 AM 3.28% 8/25/27	800,000	771,592
♦•Series K069 A2 3.19% 9/25/27	1,388,098	1,339,021
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,225,024
♦Series K089 A2 3.56% 1/25/29	714,286	684,124
♦Series K098 A2 2.43% 8/25/29	350,000	316,956
♦Series K102 A2 2.54% 10/25/29	1,000,000	906,099
♦Series K105 A2 1.87% 1/25/30	250,000	218,356
♦Series K108 A2 1.52% 3/25/30	222,222	189,644
♦Series K109 A2 1.56% 4/25/30	200,000	170,203
♦Series K110 A2 1.48% 4/25/30	160,714	137,144
♦Series K111 A2 1.35% 5/25/30	600,000	505,955
♦Series K113 A2 1.34% 6/25/30	500,000	421,613
♦Series K115 A2 1.38% 6/25/30	2,383,333	1,992,347
♦Series K117 A2 1.41% 8/25/30	750,000	625,533
♦Series K121 A2 1.55% 10/25/30	400,000	334,070
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K123 A2 1.62% 12/25/30	350,000	$292,545
♦Series K126 A2 2.07% 1/25/31	400,000	345,146
♦Series K140 A2 2.25% 1/25/32	1,000,000	844,204
♦Series K-1515 A2 1.94% 2/25/35	351,000	266,500
♦Series K-1519 A2 2.01% 12/25/35	250,000	185,888
♦•Series K-159 A2 4.50% 7/25/33	487,500	473,606
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,449,788
♦Series K741 A2 1.60% 12/25/27	400,000	367,211
♦Series K752 A2 4.28% 7/25/30	500,000	486,573
Total Agency Commercial Mortgage-Backed Securities (Cost $22,867,409)		20,287,420
AGENCY MORTGAGE-BACKED SECURITIES–24.90%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	3,389,537	2,907,421
1.50% 3/1/37	5,681,296	4,875,797
1.50% 4/1/37	1,608,777	1,380,679
2.00% 9/1/35	1,976,751	1,759,875
2.00% 11/1/35	3,354,783	2,986,671
2.00% 12/1/35	2,474,170	2,191,950
2.00% 2/1/36	2,163,919	1,918,417
2.00% 6/1/36	3,892,865	3,449,555
2.00% 12/1/36	4,988,334	4,412,819
2.00% 5/1/37	1,239,665	1,094,963
2.50% 10/1/27	107,130	104,502
2.50% 3/1/28	194,847	189,552
2.50% 4/1/28	358,658	348,296
2.50% 7/1/28	84,572	81,885
2.50% 9/1/28	139,889	135,446
2.50% 10/1/28	75,432	73,198
2.50% 2/1/30	302,714	289,090
2.50% 5/1/30	120,317	114,733
2.50% 2/1/31	779,148	738,886
2.50% 7/1/31	345,825	327,227
2.50% 10/1/31	361,318	340,948
2.50% 6/1/32	948,903	897,718
2.50% 12/1/32	389,804	365,110
2.50% 2/1/35	1,594,769	1,464,443
2.50% 8/1/35	789,047	722,589
3.00% 11/1/26	130,453	128,505
3.00% 6/1/27	38,864	38,171
3.00% 8/1/27	77,910	76,482
3.00% 9/1/27	327,531	321,344
LVIP SSGA Bond Index Fund-1

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 10/1/27	58,964	$57,794
3.00% 12/1/27	15,739	15,407
3.00% 8/1/29	340,687	330,208
3.00% 4/1/30	196,136	189,441
3.00% 5/1/30	284,200	278,837
3.00% 6/1/30	269,086	259,987
3.00% 12/1/30	201,961	194,451
3.00% 10/1/32	289,758	275,921
3.50% 11/1/25	14,568	14,448
3.50% 12/1/25	32,391	32,139
3.50% 12/1/26	43,993	43,517
3.50% 10/1/29	311,733	305,019
3.50% 4/1/32	117,796	114,242
3.50% 7/1/32	71,435	69,236
3.50% 6/1/33	173,699	167,624
4.00% 1/1/25	31	31
4.00% 3/1/25	1,652	1,646
4.00% 5/1/25	1	1
4.00% 7/1/25	6	6
4.00% 8/1/25	128	128
4.00% 9/1/25	2,760	2,745
4.00% 10/1/25	2,781	2,766
4.00% 1/1/26	94	94
4.00% 3/1/26	15,527	15,422
4.00% 5/1/26	206	205
4.00% 7/1/26	6,895	6,849
4.00% 3/1/31	28,771	28,600
4.00% 1/1/38	233,636	224,479
4.50% 4/1/25	571	570
4.50% 5/1/25	91	90
4.50% 6/1/25	93	92
4.50% 5/1/38	232,191	227,146
4.50% 11/1/39	388,558	380,108
Fannie Mae S.F. 15 yr TBA
4.00% 1/1/40	800,000	767,920
5.00% 1/1/40	2,075,000	2,064,442
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,397,632	1,926,344
2.00% 8/1/40	534,130	447,022
2.00% 10/1/40	601,002	502,924
2.00% 11/1/40	4,295,374	3,588,643
2.00% 1/1/41	1,978,586	1,652,811
2.00% 11/1/41	2,297,602	1,911,025
2.50% 2/1/40	364,936	321,144
2.50% 6/1/40	382,361	335,565
2.50% 8/1/40	892,277	769,720
2.50% 4/1/41	284,348	243,707
3.00% 11/1/34	232,327	215,632
3.00% 12/1/34	153,014	142,023
3.00% 2/1/35	314,141	291,179
3.00% 3/1/36	135,776	125,495
3.00% 11/1/36	661,267	610,574
3.00% 9/1/37	348,741	318,366
3.50% 7/1/34	924,061	881,349
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
3.50% 2/1/37	402,949	$380,517
4.00% 9/1/35	82,590	79,910
4.00% 10/1/35	130,253	125,958
4.00% 1/1/37	194,288	186,611
Fannie Mae S.F. 30 yr
1.50% 11/1/51	4,820,428	3,567,423
2.00% 8/1/50	10,740,772	8,450,326
2.00% 1/1/51	9,879,273	7,727,909
2.00% 2/1/51	5,547,855	4,353,485
2.00% 4/1/51	10,386,653	8,145,719
2.00% 7/1/51	9,146,428	7,168,344
2.00% 10/1/51	9,229,255	7,218,190
2.00% 11/1/51	6,766,808	5,295,277
2.00% 1/1/52	6,750,268	5,268,620
2.00% 3/1/52	4,698,368	3,661,243
2.50% 11/1/49	4,112,399	3,398,274
2.50% 7/1/50	2,904,461	2,397,681
2.50% 4/1/51	10,292,940	8,459,024
2.50% 7/1/51	6,625,519	5,443,949
2.50% 8/1/51	5,995,637	4,934,532
2.50% 9/1/51	1,637,646	1,345,289
2.50% 10/1/51	7,445,682	6,111,648
2.50% 1/1/52	4,458,323	3,687,575
2.50% 3/1/52	7,310,101	5,968,509
3.00% 9/1/42	338,552	298,454
3.00% 10/1/42	969,718	855,526
3.00% 11/1/42	570,383	503,227
3.00% 12/1/42	596,367	526,151
3.00% 1/1/43	421,302	371,734
3.00% 3/1/43	778,583	686,959
3.00% 4/1/43	549,487	484,819
3.00% 6/1/43	1,521,841	1,342,651
3.00% 7/1/43	865,674	763,786
3.00% 8/1/43	969,790	855,733
3.00% 9/1/45	598,423	523,824
3.00% 11/1/45	108,866	94,901
3.00% 9/1/46	1,304,238	1,131,382
3.00% 10/1/46	845,972	733,851
3.00% 11/1/46	934,708	809,069
3.00% 12/1/46	952,326	826,108
3.00% 1/1/47	864,791	747,520
3.00% 9/1/47	326,325	283,034
3.00% 2/1/48	1,123,509	976,353
3.00% 12/1/49	4,395,145	3,768,625
3.00% 2/1/50	1,931,887	1,666,430
3.00% 7/1/50	1,708,677	1,470,695
3.00% 1/1/51	3,885,538	3,366,389
3.00% 2/1/52	1,861,640	1,592,257
3.00% 5/1/52	2,156,088	1,835,836
3.50% 10/1/40	156,138	143,539
3.50% 12/1/40	94,760	86,439
3.50% 2/1/41	150,038	136,910
3.50% 8/1/42	163,170	148,672
3.50% 9/1/42	520,614	474,377
LVIP SSGA Bond Index Fund-2

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 10/1/42	931,535	$848,221
3.50% 11/1/42	247,547	228,841
3.50% 1/1/43	780,601	709,411
3.50% 2/1/43	133,794	121,764
3.50% 7/1/43	1,110,253	1,009,560
3.50% 10/1/44	449,524	406,391
3.50% 1/1/45	294,380	266,339
3.50% 2/1/45	1,346,317	1,226,789
3.50% 5/1/45	549,361	493,527
3.50% 8/1/45	663,824	595,806
3.50% 11/1/45	825,855	741,226
3.50% 2/1/46	1,584,261	1,421,914
3.50% 5/1/46	343,984	308,731
3.50% 6/1/46	139,700	125,922
3.50% 2/1/47	464,676	417,056
3.50% 3/1/47	314,348	282,133
3.50% 5/1/47	594,977	534,009
3.50% 7/1/47	1,234,431	1,124,620
3.50% 9/1/47	289,735	260,041
3.50% 12/1/47	597,270	535,580
3.50% 1/1/48	701,378	629,490
3.50% 2/1/48	398,645	357,778
3.50% 6/1/48	734,881	659,541
3.50% 11/1/48	555,308	500,708
3.50% 6/1/49	1,980,450	1,777,625
3.50% 8/1/49	1,996,911	1,792,004
3.50% 6/1/50	518,811	465,499
3.50% 5/1/52	496,015	443,820
4.00% 1/1/39	9,040	8,552
4.00% 2/1/39	9,379	8,850
4.00% 3/1/39	502	474
4.00% 4/1/39	34,118	32,192
4.00% 6/1/39	29,706	27,776
4.00% 8/1/39	114,483	108,124
4.00% 9/1/39	156,341	147,512
4.00% 11/1/39	8,300	7,832
4.00% 12/1/39	171,328	161,656
4.00% 1/1/40	56,236	53,059
4.00% 5/1/40	79,001	74,540
4.00% 8/1/40	22,728	21,445
4.00% 9/1/40	31,066	29,311
4.00% 10/1/40	141,227	133,250
4.00% 11/1/40	202,033	190,620
4.00% 12/1/40	330,226	311,566
4.00% 1/1/41	601,107	567,240
4.00% 2/1/41	218,886	206,516
4.00% 3/1/41	3,310	3,112
4.00% 4/1/41	65,496	61,794
4.00% 5/1/41	371,994	350,979
4.00% 9/1/41	67,584	63,711
4.00% 10/1/41	27,630	26,069
4.00% 11/1/41	74,912	70,680
4.00% 12/1/41	2,631	2,482
4.00% 1/1/42	2,452	2,313
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 10/1/43	940,065	$881,424
4.00% 12/1/43	246,313	231,170
4.00% 7/1/44	304,267	283,486
4.00% 9/1/44	320,770	298,667
4.00% 10/1/44	470,437	438,625
4.00% 3/1/45	458,183	420,525
4.00% 7/1/45	473,743	439,921
4.00% 9/1/45	1,268,669	1,174,938
4.00% 4/1/46	249,751	231,924
4.00% 7/1/46	108,595	100,797
4.00% 11/1/46	850,553	789,480
4.00% 4/1/47	484,853	449,764
4.00% 9/1/47	250,063	231,893
4.00% 12/1/47	971,889	903,671
4.00% 1/1/48	285,854	265,082
4.00% 2/1/48	612,370	567,877
4.00% 5/1/48	151,608	140,592
4.00% 6/1/48	1,258,020	1,166,610
4.00% 7/1/48	361,570	335,300
4.00% 5/1/49	578,441	535,693
4.00% 8/1/49	1,725,587	1,598,067
4.00% 7/1/52	1,132,403	1,044,090
4.00% 8/1/52	1,539,593	1,422,961
4.00% 10/1/52	3,372,597	3,088,951
4.50% 8/1/33	3,979	3,908
4.50% 1/1/34	2,955	2,854
4.50% 9/1/35	12,887	12,447
4.50% 2/1/38	2,075	2,007
4.50% 4/1/38	12,172	11,652
4.50% 7/1/38	13,202	12,800
4.50% 11/1/38	21,905	21,217
4.50% 2/1/39	68,382	66,296
4.50% 3/1/39	43,943	42,604
4.50% 4/1/39	218,851	212,176
4.50% 5/1/39	126,599	122,737
4.50% 6/1/39	22,038	21,293
4.50% 7/1/39	78,908	76,502
4.50% 9/1/39	64,566	62,597
4.50% 1/1/40	187,542	181,822
4.50% 2/1/40	326,543	316,582
4.50% 5/1/40	149,673	144,810
4.50% 6/1/40	94,301	91,426
4.50% 8/1/40	32,079	31,083
4.50% 9/1/40	88,274	85,582
4.50% 10/1/40	473,399	458,990
4.50% 11/1/40	63,992	61,916
4.50% 2/1/41	248,372	240,807
4.50% 4/1/41	5,714	5,470
4.50% 5/1/41	427,957	414,141
4.50% 1/1/42	517,547	501,756
4.50% 9/1/43	220,219	211,588
4.50% 10/1/44	40,555	39,016
4.50% 9/1/47	314,062	300,682
4.50% 11/1/47	289,120	275,654
LVIP SSGA Bond Index Fund-3

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 8/1/48	576,576	$550,119
4.50% 11/1/48	339,707	324,075
4.50% 12/1/48	404,345	385,655
4.50% 7/1/52	1,682,467	1,585,588
4.50% 8/1/52	5,163,512	4,866,367
4.50% 2/1/53	532,138	501,712
4.50% 3/1/53	884,547	832,674
5.00% 9/1/33	26,481	26,365
5.00% 4/1/34	103,894	103,046
5.00% 7/1/34	67,993	67,438
5.00% 11/1/34	33,129	32,764
5.00% 4/1/35	19,693	19,529
5.00% 6/1/35	34,619	34,334
5.00% 7/1/35	398,229	394,957
5.00% 9/1/35	8,831	8,756
5.00% 10/1/35	24,694	24,500
5.00% 12/1/35	118,220	117,290
5.00% 2/1/36	265,906	263,924
5.00% 3/1/36	15,130	15,011
5.00% 11/1/36	6,158	6,107
5.00% 4/1/38	31,387	31,265
5.00% 7/1/38	4,461	4,445
5.00% 8/1/39	102,620	102,334
5.00% 12/1/39	29,928	29,821
5.00% 1/1/40	105,315	104,940
5.00% 7/1/40	210,304	209,555
5.00% 9/1/40	66,592	66,355
5.00% 6/1/41	120,782	120,352
5.00% 10/1/52	547,995	532,276
5.00% 4/1/53	444,487	430,252
5.00% 6/1/53	2,669,964	2,581,289
5.00% 10/1/53	1,537,193	1,484,516
5.00% 5/1/54	1,459,058	1,408,754
5.50% 11/1/33	8,331	8,529
5.50% 1/1/34	15,550	15,656
5.50% 5/1/34	27,751	27,826
5.50% 7/1/34	14,998	15,119
5.50% 10/1/34	37,130	37,522
5.50% 9/1/35	20,576	20,819
5.50% 10/1/35	6,387	6,447
5.50% 12/1/35	20,966	21,213
5.50% 1/1/36	102,162	103,365
5.50% 4/1/36	202,207	204,587
5.50% 8/1/36	82,087	82,816
5.50% 1/1/37	45,460	45,362
5.50% 3/1/37	17,262	17,466
5.50% 5/1/37	25,108	25,300
5.50% 6/1/37	5,515	5,580
5.50% 8/1/37	8,479	8,536
5.50% 11/1/37	479	484
5.50% 12/1/37	70	70
5.50% 1/1/38	395,375	397,252
5.50% 2/1/38	7,834	7,871
5.50% 5/1/38	37,026	37,212
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/38	2,136	$2,148
5.50% 7/1/38	13,356	13,420
5.50% 10/1/38	7,743	7,780
5.50% 1/1/39	42,713	42,905
5.50% 5/1/39	72,224	72,602
5.50% 6/1/39	73,770	74,126
5.50% 10/1/39	30,893	31,042
5.50% 7/1/41	60,449	60,753
5.50% 12/1/52	587,656	584,304
5.50% 2/1/53	1,508,471	1,495,814
5.50% 5/1/53	2,142,950	2,118,910
5.50% 7/1/53	856,958	853,492
5.50% 9/1/53	3,110,750	3,072,719
5.50% 10/1/53	3,080,662	3,042,060
5.50% 8/1/54	2,443,394	2,412,023
6.00% 12/1/35	20,637	21,167
6.00% 2/1/36	8,572	8,888
6.00% 6/1/36	7,303	7,572
6.00% 7/1/36	29,623	30,427
6.00% 8/1/36	15,053	15,606
6.00% 9/1/36	23,779	24,394
6.00% 10/1/36	11,904	12,255
6.00% 11/1/36	1,317	1,351
6.00% 1/1/37	19,452	20,166
6.00% 2/1/37	61,301	63,562
6.00% 3/1/37	14,987	15,361
6.00% 4/1/37	2,851	2,888
6.00% 5/1/37	20,758	21,524
6.00% 6/1/37	16,458	17,077
6.00% 8/1/37	23,352	24,183
6.00% 9/1/37	45,776	47,460
6.00% 10/1/37	37,650	39,023
6.00% 11/1/37	16,468	16,973
6.00% 1/1/38	6,272	6,497
6.00% 4/1/38	1,475	1,504
6.00% 5/1/38	23,027	23,831
6.00% 6/1/38	10,957	11,164
6.00% 8/1/38	14,088	14,268
6.00% 9/1/38	11,825	12,017
6.00% 10/1/38	4,226	4,309
6.00% 11/1/38	5,157	5,286
6.00% 12/1/38	117,013	121,331
6.00% 4/1/40	82,501	85,404
6.00% 6/1/40	147,088	152,497
6.00% 1/1/53	1,160,970	1,167,376
6.00% 5/1/53	1,028,872	1,035,524
6.00% 7/1/53	851,887	863,807
6.00% 5/1/54	2,747,132	2,760,698
6.50% 3/1/32	244	253
6.50% 7/1/36	13,057	13,459
6.50% 9/1/36	14,225	14,650
6.50% 11/1/36	12,247	12,797
6.50% 9/1/37	3,027	3,163
6.50% 10/1/37	25,529	26,394
LVIP SSGA Bond Index Fund-4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 2/1/38	19,358	$20,242
6.50% 3/1/38	84,691	88,291
6.50% 5/1/38	16,575	17,279
6.50% 7/1/38	49,440	51,153
6.50% 11/1/53	741,857	757,213
6.50% 12/1/53	732,250	747,623
6.50% 6/1/54	2,133,357	2,177,629
6.50% 8/1/54	2,905,253	2,966,727
7.00% 8/1/39	23,230	24,071
7.00% 11/1/53	687,544	712,983
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/55	2,600,000	2,022,516
3.00% 1/1/55	1,000,000	849,219
4.50% 1/1/55	1,500,000	1,410,708
5.00% 1/1/55	5,500,000	5,307,910
5.50% 1/1/55	6,575,000	6,487,872
6.00% 1/1/55	4,125,000	4,144,014
6.50% 1/1/55	2,250,000	2,296,406
7.00% 1/1/55	1,875,000	1,943,990
Freddie Mac S.F. 15 yr
1.50% 2/1/37	3,730,443	3,199,224
2.00% 2/1/37	1,705,675	1,511,949
2.50% 4/1/28	12,537	12,197
2.50% 7/1/28	50,875	49,450
2.50% 9/1/28	296,515	287,510
2.50% 10/1/28	364,563	353,161
2.50% 1/1/31	372,123	353,343
2.50% 5/1/31	143,953	136,314
2.50% 6/1/31	529,382	501,689
2.50% 12/1/31	572,613	541,370
2.50% 12/1/32	358,006	335,734
3.00% 11/1/26	154,765	152,780
3.00% 2/1/27	16,092	15,852
3.00% 4/1/27	42,797	42,167
3.00% 11/1/27	22,430	22,117
3.00% 2/1/29	194,866	189,610
3.00% 4/1/30	467,810	452,466
3.00% 12/1/30	585,412	563,326
3.00% 5/1/31	280,005	268,944
3.00% 2/1/32	280,146	267,966
3.00% 5/1/32	167,941	160,393
3.00% 11/1/32	308,205	293,538
3.50% 12/1/25	27,006	26,754
3.50% 3/1/26	27,856	27,634
3.50% 10/1/27	49,079	48,518
3.50% 2/1/30	41,272	40,319
3.50% 4/1/32	124,373	120,738
3.50% 7/1/38	542,162	512,669
4.00% 2/1/25	300	299
4.00% 7/1/25	4,559	4,545
4.00% 4/1/26	23,931	23,846
4.50% 5/1/25	108	108
5.00% 3/1/25	4	4
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 20 yr
2.50% 1/1/42	1,141,474	$976,144
3.00% 4/1/36	374,544	347,567
3.00% 2/1/37	311,744	286,879
3.00% 5/1/42	651,943	568,820
Freddie Mac S.F. 30 yr
1.50% 2/1/51	6,054,374	4,490,323
1.50% 10/1/51	2,634,448	1,948,917
1.50% 11/1/51	2,575,926	1,905,627
2.00% 10/1/50	5,315,898	4,175,347
2.00% 11/1/50	5,920,039	4,648,940
2.00% 1/1/51	5,391,724	4,234,061
2.00% 2/1/51	7,266,043	5,676,302
2.00% 9/1/51	6,249,600	4,894,787
2.00% 11/1/51	10,160,300	7,930,822
2.00% 2/1/52	7,894,357	6,159,718
2.00% 3/1/52	5,144,851	4,015,816
2.50% 7/1/50	4,446,607	3,670,332
2.50% 8/1/50	3,573,019	2,943,111
2.50% 10/1/50	3,922,426	3,229,759
2.50% 11/1/50	3,653,105	3,005,442
2.50% 6/1/51	3,520,675	2,870,419
2.50% 9/1/51	6,933,571	5,692,436
2.50% 10/1/51	5,773,976	4,729,458
2.50% 11/1/51	5,177,287	4,224,429
2.50% 12/1/51	5,984,605	4,893,835
2.50% 4/1/52	22,760	18,755
3.00% 10/1/42	572,013	505,353
3.00% 1/1/43	1,505,988	1,330,451
3.00% 3/1/43	730,570	645,415
3.00% 4/1/43	906,956	801,259
3.00% 7/1/43	366,068	323,392
3.00% 8/1/43	151,271	133,636
3.00% 10/1/43	545,637	482,032
3.00% 4/1/46	309,168	268,910
3.00% 7/1/46	2,320,240	2,014,035
3.00% 11/1/46	843,677	732,835
3.00% 1/1/47	1,049,986	912,039
3.00% 2/1/47	2,040,192	1,773,553
3.00% 12/1/47	89,163	77,382
3.00% 10/1/49	626,019	540,221
3.00% 1/1/50	1,861,885	1,604,997
3.00% 2/1/50	2,418,854	2,085,349
3.00% 4/1/50	1,301,591	1,121,321
3.00% 2/1/52	2,228,379	1,909,212
3.00% 3/1/52	2,086,759	1,776,830
3.00% 8/1/52	606,645	515,951
3.50% 10/1/41	597,337	545,049
3.50% 2/1/42	408,844	373,025
3.50% 5/1/42	508,602	464,035
3.50% 10/1/42	514,134	469,075
3.50% 2/1/43	476,927	435,427
3.50% 5/1/43	378,396	344,509
3.50% 8/1/43	838,024	762,020
3.50% 2/1/44	181,614	165,053
LVIP SSGA Bond Index Fund-5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 3/1/44	13,955	$12,660
3.50% 6/1/44	190,023	172,204
3.50% 8/1/44	221,505	200,504
3.50% 11/1/44	387,774	350,407
3.50% 1/1/45	494,954	446,642
3.50% 7/1/45	672,806	606,862
3.50% 10/1/45	478,982	430,441
3.50% 12/1/45	354,787	319,777
3.50% 1/1/46	645,452	580,058
3.50% 3/1/46	327,290	294,129
3.50% 5/1/46	240,937	216,525
3.50% 6/1/46	554,768	498,556
3.50% 2/1/47	549,613	493,958
3.50% 3/1/47	302,722	272,068
3.50% 10/1/47	213,866	192,395
3.50% 11/1/47	309,574	278,224
3.50% 12/1/47	692,747	622,589
3.50% 2/1/48	678,590	609,844
3.50% 5/1/48	270,228	242,852
3.50% 8/1/49	177,564	159,350
3.50% 9/1/49	1,576,564	1,416,380
3.50% 12/1/49	675,974	606,636
3.50% 3/1/50	196,355	176,219
3.50% 9/1/52	2,245,934	1,990,183
4.00% 5/1/39	47,242	44,633
4.00% 2/1/40	20,492	19,215
4.00% 5/1/40	13,637	12,865
4.00% 8/1/40	8,523	8,052
4.00% 9/1/40	53,326	50,379
4.00% 10/1/40	242,570	229,165
4.00% 11/1/40	493,072	465,817
4.00% 12/1/40	338,612	319,900
4.00% 2/1/41	291,052	274,968
4.00% 12/1/41	384,607	361,198
4.00% 1/1/42	32,491	31,862
4.00% 3/1/42	27,257	25,752
4.00% 4/1/42	485,747	458,899
4.00% 6/1/42	2,187	2,067
4.00% 5/1/44	501,205	468,523
4.00% 9/1/44	150,717	140,485
4.00% 4/1/45	474,948	441,927
4.00% 10/1/45	238,693	221,948
4.00% 11/1/45	99,407	92,433
4.00% 1/1/46	272,952	253,808
4.00% 2/1/46	224,669	206,551
4.00% 2/1/47	129,639	120,432
4.00% 9/1/47	972,388	902,927
4.00% 11/1/47	131,378	122,339
4.00% 12/1/47	284,451	264,132
4.00% 1/1/48	134,410	125,377
4.00% 5/1/48	552,956	514,838
4.00% 7/1/48	165,059	153,272
4.00% 10/1/48	248,756	230,888
4.00% 3/1/49	268,755	249,286
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 11/1/49	625,900	$578,991
4.00% 10/1/52	1,520,019	1,394,433
4.50% 2/1/39	13,952	13,545
4.50% 4/1/39	9,229	8,959
4.50% 5/1/39	23,087	22,413
4.50% 6/1/39	135,787	131,821
4.50% 7/1/39	22,379	21,677
4.50% 9/1/39	183,833	178,463
4.50% 10/1/39	107,254	104,037
4.50% 1/1/40	456,792	443,448
4.50% 2/1/40	226,634	220,013
4.50% 7/1/40	30,061	29,183
4.50% 8/1/40	17,967	17,135
4.50% 9/1/40	206,995	200,945
4.50% 2/1/41	445,749	432,791
4.50% 3/1/41	109,523	106,322
4.50% 9/1/41	132,773	128,895
4.50% 3/1/44	76,631	73,727
4.50% 7/1/45	267,657	259,839
4.50% 4/1/47	67,143	64,459
4.50% 9/1/47	156,318	150,005
4.50% 12/1/47	72,543	69,479
4.50% 6/1/48	199,032	189,911
4.50% 8/1/48	334,879	320,038
4.50% 3/1/49	360,935	344,508
4.50% 6/1/49	474,818	451,559
4.50% 10/1/52	581,969	548,498
4.50% 12/1/52	2,144,433	2,032,471
4.50% 5/1/53	271,798	255,838
5.00% 10/1/34	40,893	40,610
5.00% 2/1/35	12,856	12,768
5.00% 8/1/35	16,194	16,079
5.00% 10/1/35	7,840	7,792
5.00% 11/1/35	3,068	3,046
5.00% 12/1/35	26,732	26,579
5.00% 2/1/37	20,004	19,865
5.00% 12/1/37	101,096	100,812
5.00% 1/1/38	1,374	1,371
5.00% 4/1/38	803	801
5.00% 6/1/38	36,935	36,853
5.00% 7/1/38	4,856	4,845
5.00% 9/1/38	1,916	1,912
5.00% 10/1/38	36,833	36,751
5.00% 12/1/38	31,697	31,626
5.00% 1/1/39	9,495	9,474
5.00% 2/1/39	165,115	164,746
5.00% 3/1/39	384,222	383,364
5.00% 8/1/39	38,959	38,872
5.00% 9/1/39	125,845	125,564
5.00% 1/1/40	97,490	97,272
5.00% 5/1/40	34,651	34,574
5.00% 6/1/40	160,310	159,790
5.00% 9/1/40	25,018	24,962
5.00% 3/1/41	68,205	68,053
LVIP SSGA Bond Index Fund-6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 9/1/48	55,540	$54,741
5.00% 11/1/48	102,046	100,410
5.00% 9/1/52	1,423,480	1,378,371
5.00% 10/1/52	811,594	788,079
5.00% 12/1/52	1,315,045	1,278,088
5.00% 2/1/53	3,118,255	3,018,473
5.00% 7/1/53	3,259,517	3,149,622
5.00% 11/1/54	2,001,481	1,932,412
5.50% 8/1/33	8,437	8,602
5.50% 6/1/34	23,171	23,361
5.50% 6/1/35	15,780	15,941
5.50% 11/1/35	16,499	16,572
5.50% 1/1/37	9,177	9,246
5.50% 5/1/37	13,534	13,670
5.50% 7/1/37	5,147	5,166
5.50% 1/1/38	57,871	58,511
5.50% 2/1/38	14,707	14,796
5.50% 5/1/38	175,937	176,951
5.50% 6/1/38	3,921	3,944
5.50% 8/1/38	13,835	13,921
5.50% 12/1/38	8,691	8,741
5.50% 8/1/39	34,917	35,118
5.50% 12/1/39	84,861	85,202
5.50% 3/1/40	86,342	86,839
5.50% 4/1/40	179,792	181,008
5.50% 5/1/40	57,190	57,536
5.50% 6/1/41	17,620	17,723
5.50% 12/1/52	426,830	427,196
5.50% 7/1/53	2,435,866	2,407,663
5.50% 3/1/54	3,955,562	3,904,778
5.50% 11/1/54	2,943,214	2,905,425
6.00% 11/1/28	1,452	1,487
6.00% 7/1/33	1,628	1,639
6.00% 8/1/36	4,006	4,158
6.00% 11/1/36	12,829	13,167
6.00% 4/1/37	133	137
6.00% 5/1/37	15,665	16,264
6.00% 8/1/37	34,188	35,419
6.00% 9/1/37	21,005	21,746
6.00% 10/1/37	7,737	7,851
6.00% 11/1/37	44,298	45,931
6.00% 12/1/37	5,264	5,379
6.00% 1/1/38	22,682	23,508
6.00% 4/1/38	3,262	3,363
6.00% 6/1/38	6,452	6,677
6.00% 7/1/38	8,698	8,938
6.00% 8/1/38	5,978	6,177
6.00% 9/1/38	6,954	7,175
6.00% 10/1/38	10,057	10,283
6.00% 3/1/39	6,978	7,215
6.00% 5/1/40	186,475	193,539
6.00% 7/1/40	229,228	237,944
6.00% 6/1/53	441,915	448,764
6.00% 8/1/53	1,551,237	1,559,842
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 9/1/53	1,246,706	$1,267,976
6.00% 11/1/53	3,105,330	3,120,967
6.00% 12/1/53	620,996	624,250
6.00% 6/1/54	1,174,992	1,180,824
6.00% 8/1/54	6,657,182	6,690,028
6.00% 9/1/54	3,502,448	3,525,097
6.50% 11/1/36	35,879	37,207
6.50% 8/1/37	18,171	18,635
6.50% 10/1/37	5,684	5,947
6.50% 4/1/39	23,767	24,444
6.50% 10/1/53	2,564,466	2,617,549
6.50% 12/1/53	2,764,996	2,859,438
6.50% 1/1/54	1,795,395	1,832,561
7.00% 1/1/54	956,076	991,729
GNMA I S.F. 30 yr
3.00% 9/15/42	321,309	284,684
3.00% 11/15/42	279,614	248,946
3.00% 12/15/42	114,587	102,051
3.00% 2/15/45	216,541	190,104
3.50% 10/15/40	43,333	39,796
3.50% 1/15/41	14,588	13,432
3.50% 7/15/41	38,510	35,328
3.50% 10/15/41	65,795	60,400
3.50% 3/15/42	5,711	5,243
3.50% 6/15/42	403,033	370,610
3.50% 10/15/42	17,074	15,657
4.00% 6/15/39	16,719	15,752
4.00% 8/15/40	63,905	59,720
4.00% 10/15/40	141,932	133,337
4.00% 12/15/40	256,672	241,129
4.00% 1/15/41	236,214	221,912
4.00% 9/15/41	56,472	53,051
4.50% 2/15/39	17,783	17,207
4.50% 3/15/39	211,357	203,347
4.50% 4/15/39	47,077	45,466
4.50% 5/15/39	18,709	17,956
4.50% 6/15/39	22,169	21,312
4.50% 7/15/39	51,243	49,695
4.50% 8/15/39	7,805	7,571
4.50% 9/15/39	74,100	71,631
4.50% 10/15/39	215,806	207,320
4.50% 11/15/39	67,497	65,421
4.50% 12/15/39	48,218	46,693
4.50% 1/15/40	169,233	164,154
4.50% 4/15/40	69,607	67,092
4.50% 5/15/40	55,320	53,370
4.50% 6/15/40	156,885	149,711
4.50% 8/15/40	33,965	32,855
4.50% 9/15/40	37,055	35,822
4.50% 1/15/41	209,577	206,110
4.50% 2/15/41	306,732	296,425
4.50% 3/15/41	36,121	34,809
4.50% 6/15/41	34,883	33,385
4.50% 7/15/41	5,215	5,049
LVIP SSGA Bond Index Fund-7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 3/15/35	10,527	$10,640
5.00% 3/15/38	4,540	4,539
5.00% 4/15/38	3,202	3,206
5.00% 5/15/38	533	529
5.00% 8/15/38	1,883	1,854
5.00% 1/15/39	37,206	37,194
5.00% 4/15/39	37,636	37,573
5.00% 5/15/39	253,077	253,043
5.00% 6/15/39	183,256	182,048
5.00% 9/15/39	50,854	49,954
5.00% 10/15/39	63,911	63,842
5.00% 11/15/39	79,006	78,843
5.00% 1/15/40	270,844	268,518
5.00% 2/15/40	164,647	163,248
5.00% 4/15/40	91,229	89,930
5.00% 7/15/40	90,923	90,417
5.50% 10/15/33	43,805	43,943
5.50% 4/15/37	11,002	11,146
5.50% 7/15/37	8,153	8,299
5.50% 1/15/38	42,522	43,229
5.50% 2/15/38	50,717	51,616
5.50% 7/15/38	21,191	21,567
5.50% 8/15/38	6,374	6,433
5.50% 9/15/38	92,117	93,764
5.50% 12/15/38	68,452	69,666
5.50% 1/15/39	26,630	27,107
5.50% 5/15/39	51,254	52,168
5.50% 7/15/39	558	571
5.50% 10/15/39	51,441	52,361
5.50% 12/15/39	13,171	13,406
5.50% 4/15/40	86,507	88,048
5.50% 2/15/41	12,792	13,021
6.00% 1/15/38	24,647	25,497
6.00% 3/15/38	281	285
6.00% 5/15/38	10,756	10,954
6.00% 7/15/38	933	957
6.00% 8/15/38	19,573	20,041
6.00% 10/15/38	24,449	25,285
6.00% 11/15/38	19,801	21,175
6.00% 12/15/38	43,976	45,420
6.00% 8/15/39	2,880	2,913
6.00% 10/15/39	1,959	1,993
6.00% 6/15/40	2,347	2,377
6.00% 12/15/40	131,286	139,286
6.50% 5/15/38	6,775	6,970
6.50% 7/15/38	53,724	55,309
6.50% 10/15/38	3,507	3,681
6.50% 2/15/39	56,567	58,334
6.50% 8/15/39	2,998	3,088
GNMA II S.F. 30 yr
2.00% 1/20/51	2,893,069	2,315,941
2.00% 4/20/51	5,254,667	4,207,219
2.00% 5/20/51	3,231,461	2,587,302
2.00% 6/20/51	4,203,673	3,365,691
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
2.00% 9/20/51	5,713,428	$4,574,418
2.00% 12/20/51	3,968,994	3,177,708
2.00% 1/20/52	3,635,917	2,912,545
2.00% 5/20/52	974,179	780,317
2.50% 12/20/46	460,400	391,904
2.50% 7/20/50	1,197,639	1,003,849
2.50% 8/20/50	3,416,440	2,865,316
2.50% 10/20/50	3,688,578	3,091,258
2.50% 4/20/51	4,800,835	4,012,151
2.50% 7/20/51	5,362,231	4,481,260
2.50% 8/20/51	2,554,551	2,134,852
2.50% 9/20/51	3,843,313	3,211,870
2.50% 1/20/52	2,388,080	1,995,654
2.50% 3/20/52	642,879	537,235
2.50% 4/20/52	897,574	750,074
2.50% 5/20/52	2,048,041	1,711,482
3.00% 9/20/42	492,843	438,209
3.00% 11/20/42	248,157	220,545
3.00% 12/20/42	395,842	351,674
3.00% 1/20/43	380,997	338,372
3.00% 2/20/43	711,672	630,281
3.00% 3/20/43	1,016,443	887,097
3.00% 6/20/43	325,954	288,981
3.00% 9/20/43	602,509	533,417
3.00% 12/20/44	338,452	299,650
3.00% 3/20/45	321,469	283,823
3.00% 4/20/45	280,994	248,779
3.00% 6/20/45	469,463	415,083
3.00% 8/20/45	647,349	571,322
3.00% 12/20/45	135,328	119,519
3.00% 5/20/46	533,698	470,047
3.00% 9/20/46	637,186	560,608
3.00% 10/20/46	653,711	573,966
3.00% 11/20/46	541,339	476,140
3.00% 12/20/46	1,313,525	1,155,453
3.00% 1/20/47	1,005,564	885,082
3.00% 2/20/47	364,633	320,369
3.00% 6/20/47	409,087	359,360
3.00% 1/20/48	337,702	296,255
3.00% 12/20/49	414,133	361,293
3.00% 2/20/50	1,077,665	939,160
3.00% 6/20/50	2,295,048	1,996,533
3.00% 7/20/50	3,633,376	3,152,922
3.00% 8/20/51	1,480,263	1,284,463
3.50% 12/20/41	332,292	305,347
3.50% 4/20/42	156,592	143,600
3.50% 6/20/42	478,739	438,353
3.50% 10/20/42	199,680	182,464
3.50% 12/20/42	432,368	395,112
3.50% 2/20/43	738,847	675,252
3.50% 3/20/43	423,915	386,835
3.50% 5/20/43	521,683	476,806
3.50% 9/20/43	597,440	546,223
3.50% 1/20/44	574,434	524,456
LVIP SSGA Bond Index Fund-8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 12/20/44	293,638	$267,014
3.50% 3/20/45	248,985	226,271
3.50% 4/20/45	1,328,920	1,202,506
3.50% 6/20/45	502,749	456,573
3.50% 10/20/45	518,332	470,189
3.50% 11/20/45	345,136	312,990
3.50% 12/20/45	120,014	108,813
3.50% 3/20/46	453,015	411,918
3.50% 6/20/46	877,851	794,411
3.50% 7/20/46	524,759	474,880
3.50% 1/20/47	405,483	366,941
3.50% 6/20/47	546,957	493,936
3.50% 7/20/47	496,968	449,725
3.50% 9/20/47	546,060	492,350
3.50% 11/20/47	511,228	462,627
3.50% 12/20/47	225,326	203,637
3.50% 1/20/48	495,125	447,977
3.50% 6/20/48	620,668	561,380
3.50% 8/20/49	279,600	252,341
3.50% 11/20/49	439,940	395,570
3.50% 12/20/49	912,032	821,491
3.50% 7/20/52	220,493	197,203
3.50% 10/20/52	1,280,873	1,145,570
4.00% 8/20/40	96,948	91,870
4.00% 10/20/41	19,673	18,643
4.00% 11/20/41	350,576	332,213
4.00% 12/20/41	142,030	134,591
4.00% 5/20/42	322,395	305,513
4.00% 7/20/42	208,096	197,199
4.00% 8/20/42	157,462	149,217
4.00% 8/20/43	230,955	218,069
4.00% 3/20/44	308,986	291,333
4.00% 8/20/44	436,821	411,413
4.00% 10/20/44	125,683	118,320
4.00% 12/20/44	452,214	425,723
4.00% 1/20/45	93,088	87,635
4.00% 2/20/45	241,043	226,923
4.00% 8/20/45	158,337	149,147
4.00% 9/20/45	225,560	212,135
4.00% 10/20/45	336,936	316,674
4.00% 11/20/45	220,328	206,752
4.00% 1/20/46	47,663	44,768
4.00% 6/20/46	216,788	203,846
4.00% 1/20/47	177,260	166,072
4.00% 4/20/47	304,035	284,000
4.00% 6/20/47	221,555	206,941
4.00% 7/20/47	77,275	72,302
4.00% 8/20/47	318,745	297,096
4.00% 5/20/49	425,640	395,522
4.00% 7/20/49	343,627	320,092
4.00% 3/20/50	522,198	486,151
4.00% 10/20/52	3,463,937	3,192,400
4.00% 11/20/52	658,005	606,425
4.50% 7/20/41	485,784	471,452
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 12/20/43	305,769	$295,232
4.50% 3/20/44	201,499	194,556
4.50% 4/20/45	147,715	142,626
4.50% 4/20/47	96,746	92,934
4.50% 7/20/47	96,577	92,773
4.50% 9/20/47	49,903	48,045
4.50% 3/20/48	147,050	141,185
4.50% 7/20/48	566,408	542,911
4.50% 10/20/52	259,371	245,640
4.50% 1/20/53	3,419,099	3,236,863
4.50% 3/20/53	903,934	855,754
4.50% 6/20/53	1,400,931	1,325,682
5.00% 4/20/43	257,997	257,105
5.00% 7/20/48	113,446	111,828
5.00% 5/20/53	2,261,623	2,198,397
5.00% 7/20/53	3,393,055	3,297,152
5.00% 5/20/54	1,977,185	1,919,876
5.00% 7/20/54	247,775	240,568
5.50% 12/20/52	787,514	782,925
5.50% 5/20/53	427,580	425,267
5.50% 7/20/53	1,724,730	1,714,696
5.50% 8/20/53	842,831	837,756
5.50% 10/20/53	873,803	868,183
5.50% 5/20/54	2,467,638	2,450,123
5.50% 9/20/54	3,478,095	3,451,449
6.00% 12/20/52	423,053	427,915
6.00% 9/20/53	1,335,083	1,349,764
6.00% 2/20/54	3,307,505	3,332,016
6.00% 9/20/54	2,558,243	2,577,646
6.50% 1/20/54	846,745	862,415
6.50% 6/20/54	3,173,048	3,230,040
GNMA II S.F. 30 yr TBA
4.50% 1/20/55	2,500,000	2,362,891
5.00% 1/20/55	4,150,000	4,025,662
5.50% 1/20/55	2,775,000	2,752,059
6.00% 1/20/55	2,525,000	2,541,570
6.50% 1/20/55	2,250,000	2,288,529
Total Agency Mortgage-Backed Securities (Cost $739,836,586)		649,144,054
AGENCY OBLIGATIONS–0.74%
Federal Farm Credit Banks Funding Corp.
4.38% 6/23/26	1,000,000	1,001,387
4.50% 3/2/26	4,000,000	4,012,415
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	945,672
3.25% 11/16/28	1,255,000	1,210,946
Series 677 5.50% 7/15/36	300,000	319,097
Federal Home Loan Mortgage Corp.
6.25% 7/15/32	750,000	831,209
6.75% 9/15/29	100,000	109,948
6.75% 3/15/31	300,000	335,718
Federal National Mortgage Association
0.75% 10/8/27	850,000	771,415
0.88% 8/5/30	5,000,000	4,128,545
LVIP SSGA Bond Index Fund-9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.13% 4/24/26	1,765,000	$1,716,265
5.63% 7/15/37	100,000	107,064
6.25% 5/15/29	500,000	536,920
6.63% 11/15/30	300,000	333,078
7.13% 1/15/30	500,000	560,938
7.25% 5/15/30	500,000	566,686
Japan International Cooperation Agency
2.13% 10/20/26	200,000	191,634
3.38% 6/12/28	200,000	192,281
Tennessee Valley Authority
4.63% 9/15/60	150,000	134,442
4.65% 6/15/35	500,000	492,785
Series B 4.70% 7/15/33	200,000	200,299
5.38% 4/1/56	200,000	203,081
5.88% 4/1/36	75,000	81,218
6.15% 1/15/38	100,000	110,779
7.13% 5/1/30	100,000	112,171
Total Agency Obligations (Cost $19,491,066)		19,205,993
CORPORATE BONDS–24.32%
Advertising–0.03%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	85,180
3.38% 3/1/41	70,000	51,666
5.38% 6/15/33	175,000	173,468
Omnicom Group, Inc.
2.45% 4/30/30	100,000	87,796
5.30% 11/1/34	250,000	246,540
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	197,204
		841,854
Aerospace & Defense–0.46%
Boeing Co.
2.70% 2/1/27	75,000	71,518
2.75% 2/1/26	150,000	146,332
2.95% 2/1/30	150,000	133,968
3.10% 5/1/26	100,000	97,488
3.20% 3/1/29	100,000	92,146
3.25% 2/1/28	150,000	141,226
3.25% 3/1/28	95,000	89,264
3.25% 2/1/35	100,000	79,626
3.55% 3/1/38	65,000	49,185
3.60% 5/1/34	100,000	83,677
3.63% 2/1/31	85,000	77,164
3.63% 3/1/48	35,000	23,291
3.75% 2/1/50	150,000	102,306
3.85% 11/1/48	35,000	23,995
3.90% 5/1/49	100,000	69,602
3.95% 8/1/59	150,000	99,034
5.04% 5/1/27	250,000	250,645
5.15% 5/1/30	500,000	492,991
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
5.71% 5/1/40	450,000	$428,121
5.81% 5/1/50	500,000	465,077
5.93% 5/1/60	350,000	323,858
6.13% 2/15/33	50,000	51,672
6.26% 5/1/27	45,000	46,070
6.30% 5/1/29	125,000	129,571
6.53% 5/1/34	80,000	83,809
6.86% 5/1/54	45,000	47,828
6.88% 3/15/39	100,000	105,373
GE Capital Funding LLC 4.55% 5/15/32	250,000	240,575
General Dynamics Corp.
2.13% 8/15/26	150,000	144,577
2.63% 11/15/27	100,000	94,907
3.75% 5/15/28	160,000	155,284
4.25% 4/1/50	300,000	247,651
Howmet Aerospace, Inc. 4.85% 10/15/31	150,000	146,996
L3Harris Technologies, Inc.
3.85% 12/15/26	75,000	73,828
4.40% 6/15/28	150,000	147,365
4.85% 4/27/35	70,000	66,569
5.05% 4/27/45	70,000	64,140
5.40% 1/15/27	165,000	167,028
5.40% 7/31/33	250,000	249,553
5.50% 8/15/54	200,000	192,105
Lockheed Martin Corp.
1.85% 6/15/30	45,000	38,571
2.80% 6/15/50	50,000	31,296
3.60% 3/1/35	150,000	131,504
3.80% 3/1/45	250,000	197,042
4.07% 12/15/42	279,000	232,522
4.50% 5/15/36	40,000	37,501
4.70% 5/15/46	109,000	97,397
4.75% 2/15/34	350,000	339,621
4.80% 8/15/34	115,000	111,607
5.10% 11/15/27	100,000	101,538
5.25% 1/15/33	200,000	202,117
5.70% 11/15/54	70,000	71,298
5.90% 11/15/63	90,000	93,926
Northrop Grumman Corp.
3.20% 2/1/27	100,000	97,166
3.25% 1/15/28	125,000	119,489
4.70% 3/15/33	115,000	111,472
4.90% 6/1/34	250,000	243,816
5.05% 11/15/40	100,000	93,990
5.25% 5/1/50	600,000	561,854
7.75% 2/15/31	150,000	169,964
RTX Corp.
2.25% 7/1/30	100,000	86,975
2.38% 3/15/32	200,000	166,015
3.03% 3/15/52	140,000	88,553
3.13% 5/4/27	350,000	337,835
3.13% 7/1/50	600,000	392,711
LVIP SSGA Bond Index Fund-10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
RTX Corp. (continued)
3.50% 3/15/27	107,000	$104,367
3.75% 11/1/46	100,000	75,492
4.05% 5/4/47	50,000	39,263
4.13% 11/16/28	180,000	175,197
4.15% 5/15/45	250,000	201,613
4.35% 4/15/47	70,000	57,494
4.45% 11/16/38	60,000	53,381
4.50% 6/1/42	400,000	345,239
4.63% 11/16/48	100,000	84,959
4.70% 12/15/41	200,000	177,517
5.38% 2/27/53	160,000	151,927
6.10% 3/15/34	500,000	526,498
		11,944,142
Agriculture–0.32%
Altria Group, Inc.
2.45% 2/4/32	500,000	411,442
2.63% 9/16/26	145,000	140,029
3.40% 5/6/30	25,000	22,936
3.40% 2/4/41	415,000	299,645
3.88% 9/16/46	200,000	144,957
4.00% 2/4/61	385,000	268,719
4.40% 2/14/26	65,000	64,682
4.45% 5/6/50	40,000	31,020
4.50% 5/2/43	100,000	81,610
4.80% 2/14/29	225,000	222,317
5.38% 1/31/44	63,000	58,830
5.80% 2/14/39	165,000	163,006
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	149,789
4.50% 3/15/49	500,000	421,160
BAT Capital Corp.
2.26% 3/25/28	75,000	68,903
2.73% 3/25/31	150,000	129,443
3.22% 9/6/26	150,000	146,205
3.46% 9/6/29	200,000	186,358
3.56% 8/15/27	200,000	193,520
3.98% 9/25/50	100,000	70,486
4.39% 8/15/37	275,000	237,232
4.54% 8/15/47	240,000	189,271
4.76% 9/6/49	100,000	80,948
4.91% 4/2/30	400,000	395,005
6.42% 8/2/33	250,000	264,234
7.08% 8/2/53	125,000	137,136
7.75% 10/19/32	110,000	124,725
BAT International Finance PLC
1.67% 3/25/26	100,000	96,205
5.93% 2/2/29	195,000	200,769
Bunge Ltd. Finance Corp.
3.25% 8/15/26	45,000	43,953
3.75% 9/25/27	55,000	53,543
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc.
0.88% 5/1/26	250,000	$237,888
2.10% 5/1/30	55,000	47,547
2.75% 2/25/26	100,000	97,850
3.13% 8/17/27	150,000	144,589
3.38% 8/15/29	100,000	93,825
4.25% 11/10/44	85,000	69,582
4.50% 3/20/42	100,000	86,660
4.63% 11/1/29	250,000	246,582
4.88% 2/13/26	100,000	100,255
4.88% 2/15/28	350,000	350,841
4.90% 11/1/34	250,000	240,231
5.13% 11/17/27	155,000	156,865
5.13% 2/15/30	100,000	100,528
5.25% 9/7/28	250,000	253,586
5.50% 9/7/30	250,000	255,972
5.63% 9/7/33	250,000	253,984
5.75% 11/17/32	115,000	118,249
6.38% 5/16/38	150,000	161,075
Reynolds American, Inc.
5.70% 8/15/35	50,000	50,143
5.85% 8/15/45	180,000	171,388
6.15% 9/15/43	125,000	123,636
		8,459,354
Airlines–0.06%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	37,381	34,866
3.20% 12/15/29	314,750	297,247
3.65% 8/15/30	63,875	60,792
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	109,639	100,937
♦JetBlue Pass-Through Trust
2.75% 11/15/33	38,417	33,347
4.00% 5/15/34	18,456	17,346
Southwest Airlines Co.
2.63% 2/10/30	100,000	88,506
5.13% 6/15/27	265,000	266,181
♦United Airlines Pass-Through Trust
2.70% 11/1/33	74,330	65,677
3.10% 1/7/30	63,064	59,773
3.50% 9/1/31	95,848	89,504
3.75% 3/3/28	99,822	97,853
4.15% 2/25/33	81,685	77,962
5.45% 8/15/38	60,000	60,084
5.88% 4/15/29	136,480	139,382
		1,489,457
Apparel–0.04%
NIKE, Inc.
2.38% 11/1/26	150,000	144,599
2.85% 3/27/30	500,000	455,364
LVIP SSGA Bond Index Fund-11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel (continued)
NIKE, Inc. (continued)
3.38% 11/1/46	100,000	$72,138
3.63% 5/1/43	100,000	78,336
3.88% 11/1/45	100,000	78,831
Ralph Lauren Corp. 2.95% 6/15/30	55,000	49,897
Tapestry, Inc.
3.05% 3/15/32	100,000	85,189
4.13% 7/15/27	35,000	34,281
		998,635
Auto Manufacturers–0.56%
American Honda Finance Corp.
1.30% 9/9/26	165,000	155,964
2.00% 3/24/28	115,000	105,178
2.35% 1/8/27	100,000	95,444
4.45% 10/22/27	170,000	168,743
4.60% 4/17/30	250,000	245,728
4.70% 1/12/28	175,000	174,533
4.85% 10/23/31	250,000	244,601
4.90% 7/9/27	70,000	70,244
4.90% 1/10/34	160,000	153,817
5.25% 7/7/26	150,000	151,166
5.85% 10/4/30	220,000	229,167
Cummins, Inc. 4.88% 10/1/43	64,000	58,656
Ford Motor Credit Co. LLC
5.80% 3/5/27	600,000	605,660
6.05% 3/5/31	750,000	748,395
6.05% 11/5/31	200,000	198,360
6.13% 3/8/34	250,000	244,597
6.80% 11/7/28	205,000	212,416
6.95% 6/10/26	1,000,000	1,022,622
7.12% 11/7/33	285,000	297,450
7.20% 6/10/30	1,000,000	1,052,762
General Motors Co.
5.00% 10/1/28	150,000	149,335
5.15% 4/1/38	125,000	115,012
5.40% 4/1/48	200,000	175,709
5.95% 4/1/49	100,000	94,465
6.25% 10/2/43	350,000	345,656
6.60% 4/1/36	305,000	320,148
6.75% 4/1/46	75,000	78,273
6.80% 10/1/27	200,000	208,877
General Motors Financial Co., Inc.
1.25% 1/8/26	250,000	240,853
2.35% 2/26/27	150,000	142,132
2.35% 1/8/31	250,000	209,093
2.40% 4/10/28	100,000	91,878
2.70% 8/20/27	250,000	236,201
3.10% 1/12/32	150,000	128,404
3.60% 6/21/30	250,000	229,171
3.85% 1/5/28	100,000	96,580
4.35% 1/17/27	180,000	177,917
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. (continued)
4.90% 10/6/29	125,000	$123,130
5.45% 9/6/34	110,000	106,753
5.55% 7/15/29	45,000	45,493
5.60% 6/18/31	155,000	155,775
5.75% 2/8/31	75,000	75,988
5.80% 6/23/28	200,000	203,999
5.85% 4/6/30	145,000	148,093
5.95% 4/4/34	45,000	45,235
6.00% 1/9/28	100,000	102,605
6.10% 1/7/34	250,000	253,621
Honda Motor Co. Ltd.
2.53% 3/10/27	85,000	81,228
2.97% 3/10/32	100,000	86,702
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	233,743
PACCAR Financial Corp.
4.45% 3/30/26	100,000	99,926
4.45% 8/6/27	165,000	164,846
4.60% 1/10/28	100,000	99,811
4.95% 8/10/28	250,000	251,897
Toyota Motor Corp.
1.34% 3/25/26	200,000	192,354
2.76% 7/2/29	70,000	64,569
3.67% 7/20/28	105,000	101,640
5.12% 7/13/33	250,000	252,603
Toyota Motor Credit Corp.
0.80% 1/9/26	250,000	240,875
1.15% 8/13/27	120,000	109,887
1.90% 1/13/27	200,000	189,709
1.90% 4/6/28	100,000	91,429
2.40% 1/13/32	200,000	168,014
3.05% 3/22/27	200,000	193,513
3.20% 1/11/27	100,000	97,357
4.45% 5/18/26	250,000	249,642
4.63% 1/12/28	160,000	159,668
5.00% 3/19/27	65,000	65,569
5.05% 5/16/29	250,000	251,804
5.10% 3/21/31	145,000	145,485
5.20% 5/15/26	250,000	252,195
5.45% 11/10/27	200,000	204,691
		14,585,056
Auto Parts & Equipment–0.02%
Aptiv Swiss Holdings Ltd.
3.25% 3/1/32	100,000	86,283
4.15% 5/1/52	125,000	88,910
4.35% 3/15/29	65,000	63,070
5.40% 3/15/49	150,000	128,665
BorgWarner, Inc. 2.65% 7/1/27	125,000	118,900
Lear Corp.
3.80% 9/15/27	100,000	97,068
LVIP SSGA Bond Index Fund-12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Lear Corp. (continued)
4.25% 5/15/29	50,000	$48,075
		630,971
Banks–5.39%
Australia & New Zealand Banking Group Ltd.
4.62% 12/16/29	250,000	247,897
4.75% 1/18/27	250,000	250,913
4.90% 7/16/27	250,000	251,940
Banco Santander SA
μ1.72% 9/14/27	200,000	189,070
1.85% 3/25/26	200,000	192,368
2.96% 3/25/31	200,000	174,149
3.49% 5/28/30	200,000	182,229
4.25% 4/11/27	200,000	196,494
4.38% 4/12/28	200,000	195,113
μ5.37% 7/15/28	280,000	281,916
5.44% 7/15/31	350,000	349,288
5.59% 8/8/28	200,000	202,674
6.61% 11/7/28	200,000	210,327
6.92% 8/8/33	200,000	209,892
6.94% 11/7/33	250,000	271,945
Bank of America Corp.
μ1.66% 3/11/27	250,000	240,896
μ1.73% 7/22/27	305,000	290,764
μ1.90% 7/23/31	200,000	168,264
μ1.92% 10/24/31	350,000	292,399
μ2.09% 6/14/29	750,000	680,676
μ2.30% 7/21/32	500,000	416,826
μ2.48% 9/21/36	300,000	244,422
μ2.50% 2/13/31	300,000	263,786
μ2.55% 2/4/28	200,000	190,691
μ2.57% 10/20/32	250,000	210,943
μ2.65% 3/11/32	250,000	215,512
μ2.68% 6/19/41	300,000	208,269
μ2.83% 10/24/51	75,000	46,150
μ2.88% 10/22/30	200,000	180,739
μ2.97% 2/4/33	1,125,000	966,978
μ2.97% 7/21/52	500,000	317,839
μ3.19% 7/23/30	250,000	230,301
3.25% 10/21/27	500,000	481,880
μ3.42% 12/20/28	480,000	460,208
μ3.48% 3/13/52	250,000	176,059
3.50% 4/19/26	350,000	344,773
μ3.56% 4/23/27	300,000	295,182
μ3.59% 7/21/28	350,000	338,888
μ3.82% 1/20/28	250,000	244,959
μ3.85% 3/8/37	200,000	177,159
μ3.95% 1/23/49	250,000	192,712
μ3.97% 2/7/30	375,000	359,374
4.18% 11/25/27	250,000	245,398
4.25% 10/22/26	433,000	429,284
μ4.27% 7/23/29	400,000	389,710
μ4.38% 4/27/28	250,000	247,345
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
μ4.44% 1/20/48	200,000	$168,444
4.45% 3/3/26	430,000	428,218
μ4.57% 4/27/33	250,000	237,579
5.00% 1/21/44	350,000	326,822
μ5.20% 4/25/29	200,000	200,934
μ5.29% 4/25/34	200,000	198,320
μ5.43% 8/15/35	250,000	243,329
μ5.47% 1/23/35	200,000	200,219
μ5.52% 10/25/35	250,000	244,430
μ5.82% 9/15/29	250,000	256,173
μ5.87% 9/15/34	250,000	256,761
5.88% 2/7/42	218,000	227,431
μ5.93% 9/15/27	250,000	254,468
6.11% 1/29/37	200,000	207,176
μ6.20% 11/10/28	130,000	134,591
7.75% 5/14/38	200,000	233,627
Bank of America NA
5.53% 8/18/26	250,000	253,299
6.00% 10/15/36	400,000	415,325
Bank of Montreal
2.65% 3/8/27	135,000	129,582
μ4.57% 9/10/27	100,000	99,690
μ4.64% 9/10/30	200,000	196,093
5.20% 2/1/28	200,000	201,554
5.37% 6/4/27	350,000	355,157
5.51% 6/4/31	350,000	355,548
5.72% 9/25/28	250,000	256,352
Bank of New York Mellon Corp.
3.00% 10/30/28	55,000	51,443
3.25% 5/16/27	150,000	145,577
3.30% 8/23/29	350,000	325,135
μ3.44% 2/7/28	180,000	175,419
3.85% 4/28/28	100,000	97,549
μ4.89% 7/21/28	200,000	200,807
μ4.95% 4/26/27	60,000	60,250
μ4.97% 4/26/34	85,000	83,302
μ5.06% 7/22/32	200,000	199,492
μ5.23% 11/20/35	750,000	746,409
μ5.61% 7/21/39	60,000	60,359
μ5.80% 10/25/28	180,000	184,783
μ5.83% 10/25/33	145,000	150,165
μ6.32% 10/25/29	160,000	168,093
μ6.47% 10/25/34	350,000	377,924
Bank of Nova Scotia
1.05% 3/2/26	250,000	239,903
1.30% 9/15/26	100,000	94,562
2.45% 2/2/32	200,000	166,931
2.70% 8/3/26	200,000	194,058
2.95% 3/11/27	200,000	192,529
μ4.40% 9/8/28	185,000	183,142
μ4.59% 5/4/37	65,000	59,760
μ4.74% 11/10/32	250,000	241,869
LVIP SSGA Bond Index Fund-13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
4.85% 2/1/30	105,000	$104,254
5.65% 2/1/34	250,000	254,614
BankUnited, Inc. 5.13% 6/11/30	200,000	191,970
Barclays PLC
μ2.28% 11/24/27	200,000	190,235
μ2.65% 6/24/31	300,000	260,545
μ2.67% 3/10/32	200,000	169,490
μ2.89% 11/24/32	200,000	168,888
μ3.33% 11/24/42	200,000	144,758
μ3.81% 3/10/42	200,000	154,695
4.34% 1/10/28	200,000	195,564
4.38% 1/12/26	200,000	199,049
μ4.94% 9/10/30	200,000	196,076
4.95% 1/10/47	200,000	177,720
μ4.97% 5/16/29	200,000	198,077
5.25% 8/17/45	200,000	186,557
μ5.34% 9/10/35	200,000	192,096
μ5.75% 8/9/33	600,000	600,150
μ5.83% 5/9/27	200,000	202,154
μ6.22% 5/9/34	200,000	205,438
μ6.69% 9/13/34	205,000	217,003
μ7.39% 11/2/28	200,000	211,993
μ7.44% 11/2/33	200,000	220,041
BPCE SA 3.38% 12/2/26	250,000	243,613
Canadian Imperial Bank of Commerce
3.60% 4/7/32	90,000	80,753
μ4.51% 9/11/27	185,000	184,151
μ4.63% 9/11/30	160,000	156,737
5.26% 4/8/29	125,000	125,996
5.99% 10/3/28	350,000	361,146
Citibank NA
4.84% 8/6/29	250,000	248,933
μ4.88% 11/19/27	350,000	350,281
4.93% 8/6/26	250,000	250,995
5.44% 4/30/26	365,000	368,276
5.80% 9/29/28	500,000	515,609
Citigroup, Inc.
μ2.52% 11/3/32	145,000	120,907
μ2.56% 5/1/32	140,000	118,496
μ2.67% 1/29/31	300,000	265,425
μ2.90% 11/3/42	100,000	70,032
μ3.06% 1/25/33	135,000	115,971
μ3.07% 2/24/28	250,000	240,470
3.20% 10/21/26	300,000	291,748
μ3.52% 10/27/28	250,000	240,607
μ3.67% 7/24/28	200,000	193,733
μ3.79% 3/17/33	300,000	269,346
μ3.88% 1/24/39	250,000	208,398
μ3.98% 3/20/30	750,000	716,053
4.13% 7/25/28	380,000	369,452
4.30% 11/20/26	400,000	396,381
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
4.45% 9/29/27	300,000	$295,936
4.60% 3/9/26	105,000	104,714
4.65% 7/30/45	250,000	218,155
4.65% 7/23/48	250,000	213,916
4.75% 5/18/46	150,000	131,808
μ5.17% 2/13/30	150,000	149,886
μ5.45% 6/11/35	1,250,000	1,239,436
μ5.59% 11/19/34	250,000	247,845
μ5.83% 2/13/35	250,000	248,776
5.88% 2/22/33	200,000	204,017
5.88% 1/30/42	150,000	153,308
6.00% 10/31/33	100,000	102,907
μ6.17% 5/25/34	200,000	203,747
μ6.27% 11/17/33	335,000	351,281
6.63% 6/15/32	100,000	106,835
6.68% 9/13/43	150,000	164,616
8.13% 7/15/39	350,000	431,955
μCitizens Financial Group, Inc.
5.72% 7/23/32	100,000	100,348
5.84% 1/23/30	250,000	253,683
6.65% 4/25/35	260,000	274,096
μComerica, Inc. 5.98% 1/30/30	125,000	126,401
Commonwealth Bank of Australia 4.58% 11/27/26	250,000	250,030
Cooperatieve Rabobank UA
4.33% 8/28/26	250,000	249,216
4.80% 1/9/29	250,000	249,627
5.25% 5/24/41	150,000	145,509
5.50% 10/5/26	250,000	254,141
Deutsche Bank AG
μ2.55% 1/7/28	350,000	332,918
μ3.55% 9/18/31	355,000	318,719
4.10% 1/13/26	200,000	198,817
μ5.40% 9/11/35	155,000	146,857
μ5.71% 2/8/28	150,000	151,599
μ6.82% 11/20/29	150,000	156,964
μ7.08% 2/10/34	200,000	205,863
μ7.15% 7/13/27	330,000	340,071
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	207,722
2.55% 5/5/27	120,000	113,947
μ4.06% 4/25/28	90,000	88,072
μ4.90% 9/6/30	180,000	177,539
μ5.63% 1/29/32	70,000	70,780
μ6.34% 7/27/29	55,000	57,062
8.25% 3/1/38	100,000	119,894
μGoldman Sachs Bank USA 5.41% 5/21/27	500,000	503,899
Goldman Sachs Group, Inc.
μ1.43% 3/9/27	200,000	192,005
μ1.95% 10/21/27	430,000	407,975
μ2.38% 7/21/32	855,000	712,558
μ2.64% 2/24/28	90,000	85,839
μ2.65% 10/21/32	175,000	147,915
LVIP SSGA Bond Index Fund-14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ2.91% 7/21/42	290,000	$201,494
μ3.10% 2/24/33	200,000	172,374
μ3.44% 2/24/43	100,000	74,441
μ3.62% 3/15/28	400,000	388,973
μ3.69% 6/5/28	135,000	131,120
3.80% 3/15/30	600,000	562,668
μ3.81% 4/23/29	400,000	384,716
3.85% 1/26/27	300,000	294,397
μ4.02% 10/31/38	350,000	296,384
μ4.22% 5/1/29	500,000	486,506
μ4.41% 4/23/39	500,000	440,654
μ4.69% 10/23/30	1,411,000	1,381,416
4.75% 10/21/45	150,000	132,737
μ5.05% 7/23/30	140,000	139,168
5.15% 5/22/45	360,000	331,997
μ5.33% 7/23/35	120,000	117,760
μ5.56% 11/19/45	350,000	338,015
μ5.73% 4/25/30	150,000	153,091
μ5.85% 4/25/35	65,000	66,228
5.95% 1/15/27	200,000	204,954
6.25% 2/1/41	255,000	268,430
6.45% 5/1/36	200,000	211,128
μ6.48% 10/24/29	500,000	523,888
μ6.56% 10/24/34	500,000	537,465
HSBC Bank USA NA 7.00% 1/15/39	100,000	110,882
HSBC Holdings PLC
μ2.01% 9/22/28	355,000	327,304
μ2.36% 8/18/31	200,000	170,244
μ2.85% 6/4/31	250,000	219,500
μ3.97% 5/22/30	435,000	410,646
μ4.04% 3/13/28	200,000	195,786
μ4.58% 6/19/29	235,000	230,232
μ4.76% 3/29/33	200,000	187,479
μ5.13% 11/19/28	200,000	199,936
μ5.29% 11/19/30	250,000	248,340
μ5.40% 8/11/33	1,000,000	989,667
μ5.60% 5/17/28	425,000	429,555
μ5.73% 5/17/32	370,000	374,313
μ5.87% 11/18/35	250,000	244,057
μ5.89% 8/14/27	250,000	253,659
6.10% 1/14/42	200,000	211,964
μ6.25% 3/9/34	250,000	259,450
μ6.33% 3/9/44	200,000	211,283
6.50% 5/2/36	200,000	204,378
6.50% 9/15/37	200,000	204,010
μ6.55% 6/20/34	250,000	257,794
6.80% 6/1/38	200,000	209,346
μ7.39% 11/3/28	250,000	264,964
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	219,918
μ5.02% 5/17/33	70,000	67,277
μ6.14% 11/18/39	65,000	64,916
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares, Inc. (continued)
μ6.21% 8/21/29	250,000	$258,097
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	243,154
ING Groep NV
μ1.73% 4/1/27	200,000	192,240
4.05% 4/9/29	370,000	355,323
μ4.25% 3/28/33	200,000	185,279
μ6.08% 9/11/27	200,000	203,839
μ6.11% 9/11/34	200,000	207,058
JPMorgan Chase & Co.
μ1.04% 2/4/27	250,000	240,185
μ1.47% 9/22/27	190,000	179,732
μ1.76% 11/19/31	350,000	290,820
μ1.95% 2/4/32	150,000	124,331
μ2.07% 6/1/29	280,000	254,425
μ2.18% 6/1/28	700,000	657,478
μ2.53% 11/19/41	350,000	236,458
μ2.55% 11/8/32	250,000	210,879
μ2.74% 10/15/30	460,000	414,375
2.95% 10/1/26	500,000	487,150
μ2.95% 2/24/28	150,000	144,291
μ2.96% 5/13/31	80,000	71,561
μ2.96% 1/25/33	200,000	172,875
μ3.11% 4/22/41	300,000	222,395
μ3.11% 4/22/51	700,000	463,307
3.20% 6/15/26	450,000	441,484
3.30% 4/1/26	500,000	492,362
μ3.51% 1/23/29	310,000	297,408
μ3.54% 5/1/28	150,000	145,750
3.63% 12/1/27	260,000	252,556
μ3.70% 5/6/30	250,000	236,738
μ3.96% 1/29/27	500,000	496,115
μ3.96% 11/15/48	200,000	156,383
μ4.01% 4/23/29	350,000	339,340
4.13% 12/15/26	500,000	494,712
μ4.20% 7/23/29	300,000	291,929
μ4.32% 4/26/28	250,000	247,010
μ4.45% 12/5/29	200,000	195,999
μ4.51% 10/22/28	1,000,000	991,156
μ4.57% 6/14/30	140,000	137,223
μ4.59% 4/26/33	210,000	201,396
4.95% 6/1/45	500,000	453,976
μ4.98% 7/22/28	95,000	95,302
μ5.00% 7/22/30	200,000	199,135
μ5.01% 1/23/30	100,000	99,909
μ5.04% 1/23/28	125,000	125,463
μ5.29% 7/22/35	85,000	84,088
μ5.30% 7/24/29	280,000	282,815
μ5.34% 1/23/35	95,000	94,397
μ5.35% 6/1/34	615,000	614,571
5.40% 1/6/42	200,000	197,356
5.50% 10/15/40	100,000	99,500
LVIP SSGA Bond Index Fund-15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ5.53% 11/29/45	165,000	$161,065
μ5.57% 4/22/28	120,000	122,038
μ5.58% 4/22/30	110,000	112,172
5.60% 7/15/41	500,000	504,781
μ5.72% 9/14/33	1,155,000	1,179,703
μ5.77% 4/22/35	95,000	97,176
μ6.09% 10/23/29	230,000	238,566
μ6.25% 10/23/34	160,000	169,103
6.40% 5/15/38	450,000	491,160
8.00% 4/29/27	100,000	107,234
JPMorgan Chase Bank NA 5.11% 12/8/26	250,000	252,633
KeyBank NA
4.39% 12/14/27	400,000	393,312
5.85% 11/15/27	250,000	256,217
KeyCorp 2.25% 4/6/27	250,000	235,877
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	117,222
^0.00% 6/29/37	500,000	275,548
0.63% 1/22/26	450,000	432,884
1.75% 9/14/29	140,000	124,244
2.88% 4/3/28	525,000	501,264
3.00% 5/20/27	315,000	305,370
3.63% 4/1/26	270,000	267,588
3.75% 2/15/28	425,000	417,331
3.88% 6/15/28	205,000	201,692
4.00% 3/15/29	80,000	78,719
4.13% 7/15/33	200,000	192,663
4.63% 8/7/26	350,000	351,733
4.75% 10/29/30	400,000	405,379
5.00% 3/16/26	1,500,000	1,510,759
Landwirtschaftliche Rentenbank
0.88% 3/30/26	160,000	153,138
2.50% 11/15/27	300,000	284,920
4.63% 4/17/29	150,000	150,793
5.00% 10/24/33	600,000	613,664
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	191,311
3.75% 1/11/27	235,000	229,717
μ3.75% 3/18/28	200,000	194,629
4.34% 1/9/48	150,000	117,528
4.38% 3/22/28	200,000	195,344
4.65% 3/24/26	200,000	198,822
μ5.46% 1/5/28	250,000	252,102
μ5.59% 11/26/35	200,000	198,246
μ5.68% 1/5/35	200,000	199,170
μ5.72% 6/5/30	230,000	233,849
μ5.87% 3/6/29	200,000	203,719
μ5.99% 8/7/27	200,000	202,975
μ7.95% 11/15/33	200,000	223,229
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μM&T Bank Corp.
4.83% 1/16/29	60,000	$59,744
5.05% 1/27/34	170,000	162,801
5.39% 1/16/36	65,000	62,971
7.41% 10/30/29	145,000	155,431
Mitsubishi UFJ Financial Group, Inc.
μ1.64% 10/13/27	250,000	236,491
2.05% 7/17/30	200,000	171,020
μ2.34% 1/19/28	200,000	190,284
2.56% 2/25/30	200,000	177,589
μ2.85% 1/19/33	200,000	171,609
3.20% 7/18/29	200,000	185,533
3.29% 7/25/27	200,000	193,798
3.74% 3/7/29	200,000	191,321
3.75% 7/18/39	200,000	167,768
3.85% 3/1/26	400,000	395,845
4.05% 9/11/28	200,000	194,919
4.15% 3/7/39	70,000	62,987
4.29% 7/26/38	70,000	63,851
μ5.24% 4/19/29	200,000	201,503
μ5.35% 9/13/28	200,000	202,602
μ5.41% 4/19/34	200,000	202,188
μ5.47% 9/13/33	200,000	202,910
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	168,003
μ2.26% 7/9/32	200,000	166,252
2.56% 9/13/31	200,000	167,318
μ3.15% 7/16/30	200,000	183,290
3.17% 9/11/27	200,000	191,941
4.02% 3/5/28	200,000	194,807
μ4.25% 9/11/29	200,000	194,456
μ5.38% 7/10/30	200,000	201,896
μ5.41% 9/13/28	200,000	202,727
μ5.59% 7/10/35	250,000	252,438
μ5.78% 7/6/29	200,000	204,645
Morgan Stanley
μ1.51% 7/20/27	500,000	475,173
μ1.79% 2/13/32	655,000	534,371
μ1.93% 4/28/32	250,000	204,483
μ2.24% 7/21/32	500,000	414,008
μ2.48% 1/21/28	170,000	162,004
μ2.48% 9/16/36	250,000	203,333
μ2.51% 10/20/32	185,000	155,013
μ2.70% 1/22/31	235,000	208,800
μ2.94% 1/21/33	135,000	115,664
3.13% 7/27/26	235,000	229,558
•3.59% 7/22/28	200,000	192,861
μ3.62% 4/1/31	800,000	743,063
3.63% 1/20/27	350,000	343,620
μ3.77% 1/24/29	450,000	433,963
3.88% 1/27/26	265,000	262,950
3.95% 4/23/27	300,000	294,002
•3.97% 7/22/38	130,000	110,568
μ4.21% 4/20/28	175,000	172,495
LVIP SSGA Bond Index Fund-16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
4.30% 1/27/45	500,000	$412,137
4.35% 9/8/26	300,000	297,685
4.38% 1/22/47	400,000	334,035
μ4.43% 1/23/30	165,000	160,588
μ5.04% 7/19/30	90,000	89,689
μ5.05% 1/28/27	100,000	100,339
μ5.12% 2/1/29	165,000	165,453
μ5.16% 4/20/29	155,000	155,436
μ5.17% 1/16/30	120,000	120,171
μ5.25% 4/21/34	180,000	177,245
μ5.30% 4/20/37	160,000	155,452
μ5.32% 7/19/35	1,135,000	1,116,397
μ5.42% 7/21/34	265,000	263,151
μ5.45% 7/20/29	200,000	202,234
μ5.47% 1/18/35	100,000	99,441
μ5.52% 11/19/55	155,000	149,376
μ5.65% 4/13/28	75,000	76,267
μ5.66% 4/18/30	165,000	167,964
μ5.83% 4/19/35	115,000	117,190
6.25% 8/9/26	100,000	102,391
μ6.30% 10/18/28	350,000	362,872
μ6.34% 10/18/33	325,000	343,787
μ6.41% 11/1/29	290,000	302,911
μ6.63% 11/1/34	230,000	247,155
7.25% 4/1/32	100,000	112,354
Morgan Stanley Bank NA
μ4.95% 1/14/28	250,000	250,359
μ5.50% 5/26/28	280,000	283,899
5.88% 10/30/26	320,000	326,720
National Australia Bank Ltd.
2.50% 7/12/26	250,000	242,591
4.79% 1/10/29	250,000	250,394
4.90% 6/13/28	250,000	251,296
5.09% 6/11/27	250,000	252,887
μNational Bank of Canada 5.60% 7/2/27	250,000	252,795
NatWest Group PLC
μ3.07% 5/22/28	200,000	191,281
μ4.45% 5/8/30	200,000	192,880
4.80% 4/5/26	250,000	249,918
μ4.96% 8/15/30	370,000	364,448
μ5.81% 9/13/29	365,000	372,197
Northern Trust Corp.
1.95% 5/1/30	190,000	164,056
3.65% 8/3/28	100,000	96,561
4.00% 5/10/27	135,000	133,224
Oesterreichische Kontrollbank AG
3.75% 9/5/29	535,000	518,497
4.13% 1/18/29	125,000	123,261
4.25% 3/1/28	145,000	144,326
5.00% 10/23/26	165,000	166,732
PNC Bank NA
2.70% 10/22/29	250,000	224,312
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Bank NA (continued)
3.10% 10/25/27	250,000	$239,644
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	236,224
2.55% 1/22/30	150,000	133,205
3.15% 5/19/27	250,000	241,184
3.45% 4/23/29	350,000	331,196
μ4.76% 1/26/27	115,000	114,843
μ5.10% 7/23/27	200,000	200,966
μ5.30% 1/21/28	60,000	60,514
μ5.40% 7/23/35	120,000	119,067
μ5.49% 5/14/30	125,000	126,763
μ5.58% 6/12/29	175,000	178,055
μ5.68% 1/22/35	125,000	126,443
μ5.94% 8/18/34	250,000	257,490
μRegions Financial Corp.
5.50% 9/6/35	115,000	112,297
5.72% 6/6/30	180,000	182,490
Royal Bank of Canada
0.88% 1/20/26	250,000	240,607
1.40% 11/2/26	250,000	236,062
2.05% 1/21/27	100,000	94,947
2.30% 11/3/31	200,000	167,946
3.63% 5/4/27	200,000	195,398
3.88% 5/4/32	200,000	183,963
4.95% 2/1/29	180,000	180,372
μ4.97% 8/2/30	70,000	69,464
μ5.07% 7/23/27	90,000	90,413
5.20% 7/20/26	250,000	252,337
5.20% 8/1/28	250,000	252,074
6.00% 11/1/27	250,000	258,175
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	66,386
4.40% 7/13/27	220,000	217,411
μ5.35% 9/6/30	250,000	247,062
μ6.34% 5/31/35	250,000	253,304
μ6.50% 3/9/29	125,000	128,441
μSantander U.K. Group Holdings PLC
2.47% 1/11/28	200,000	189,458
3.82% 11/3/28	200,000	192,567
4.86% 9/11/30	250,000	243,069
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	189,117
1.90% 9/17/28	200,000	179,207
2.13% 7/8/30	300,000	256,539
2.22% 9/17/31	200,000	165,700
2.93% 9/17/41	100,000	71,739
3.04% 7/16/29	200,000	183,659
3.35% 10/18/27	150,000	144,652
3.36% 7/12/27	200,000	193,775
3.45% 1/11/27	250,000	244,014
3.54% 1/17/28	250,000	240,763
LVIP SSGA Bond Index Fund-17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.78% 3/9/26	200,000	$197,956
3.94% 7/19/28	150,000	145,599
5.52% 1/13/28	450,000	457,150
5.77% 1/13/33	200,000	205,769
5.78% 7/13/33	250,000	257,671
5.84% 7/9/44	90,000	90,834
6.18% 7/13/43	165,000	176,833
Synovus Bank 5.63% 2/15/28	250,000	250,446
μSynovus Financial Corp. 6.17% 11/1/30	40,000	40,296
Toronto-Dominion Bank
0.75% 1/6/26	250,000	240,497
1.25% 9/10/26	200,000	188,945
1.95% 1/12/27	250,000	236,455
2.00% 9/10/31	100,000	82,892
2.45% 1/12/32	250,000	208,661
4.57% 12/17/26	250,000	249,364
4.78% 12/17/29	250,000	246,630
4.98% 4/5/27	100,000	100,331
4.99% 4/5/29	100,000	99,832
5.10% 1/9/26	350,000	351,603
5.16% 1/10/28	350,000	351,753
5.26% 12/11/26	130,000	131,377
5.52% 7/17/28	200,000	203,265
5.53% 7/17/26	200,000	202,324
Truist Bank 3.30% 5/15/26	200,000	195,834
Truist Financial Corp.
1.13% 8/3/27	200,000	182,163
μ1.27% 3/2/27	145,000	139,059
1.95% 6/5/30	165,000	140,851
μ4.87% 1/26/29	40,000	39,791
μ5.12% 1/26/34	40,000	38,875
μ5.15% 8/5/32	250,000	247,076
μ5.44% 1/24/30	140,000	141,236
μ5.71% 1/24/35	115,000	115,880
μ5.87% 6/8/34	400,000	407,240
μ6.05% 6/8/27	80,000	81,316
μ6.12% 10/28/33	250,000	260,310
μ7.16% 10/30/29	90,000	96,237
U.S. Bancorp
1.38% 7/22/30	150,000	123,808
μ2.22% 1/27/28	200,000	189,627
2.38% 7/22/26	150,000	145,002
μ2.68% 1/27/33	200,000	168,566
3.00% 7/30/29	150,000	137,453
3.10% 4/27/26	65,000	63,606
3.90% 4/26/28	250,000	242,590
μ4.65% 2/1/29	250,000	247,467
μ4.84% 2/1/34	250,000	239,308
μ5.10% 7/23/30	85,000	84,895
μ5.38% 1/23/30	110,000	110,909
μ5.68% 1/23/35	120,000	121,013
μ5.78% 6/12/29	250,000	255,647
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
μ5.85% 10/21/33	155,000	$158,413
μ6.79% 10/26/27	250,000	258,458
μU.S. Bank NA 4.51% 10/22/27	250,000	248,649
UBS AG
5.65% 9/11/28	250,000	255,799
7.50% 2/15/28	600,000	642,548
UBS Group AG 4.55% 4/17/26	350,000	348,773
Wachovia Corp. 5.50% 8/1/35	150,000	149,848
Wells Fargo & Co.
μ2.39% 6/2/28	205,000	193,075
μ2.57% 2/11/31	115,000	101,416
μ2.88% 10/30/30	500,000	451,012
3.00% 4/22/26	150,000	146,719
3.00% 10/23/26	300,000	290,886
μ3.35% 3/2/33	390,000	341,892
μ3.53% 3/24/28	140,000	135,790
μ3.58% 5/22/28	755,000	731,628
4.10% 6/3/26	740,000	731,982
4.15% 1/24/29	300,000	290,855
4.30% 7/22/27	750,000	739,968
4.40% 6/14/46	250,000	200,742
μ4.61% 4/25/53	200,000	166,998
4.65% 11/4/44	225,000	189,388
4.75% 12/7/46	350,000	295,047
μ5.01% 4/4/51	950,000	843,267
μ5.20% 1/23/30	140,000	140,398
μ5.21% 12/3/35	285,000	277,296
μ5.39% 4/24/34	195,000	192,830
μ5.50% 1/23/35	140,000	139,405
μ5.56% 7/25/34	600,000	599,199
μ5.71% 4/22/28	190,000	193,125
μ6.30% 10/23/29	385,000	400,663
μ6.49% 10/23/34	355,000	377,357
Wells Fargo Bank NA
4.81% 1/15/26	250,000	250,726
5.25% 12/11/26	400,000	404,834
5.45% 8/7/26	315,000	318,734
6.60% 1/15/38	450,000	490,749
Westpac Banking Corp.
2.65% 1/16/30	70,000	63,188
μ2.67% 11/15/35	125,000	106,336
2.70% 8/19/26	200,000	194,339
2.85% 5/13/26	150,000	146,668
2.96% 11/16/40	95,000	67,609
3.35% 3/8/27	250,000	243,972
3.40% 1/25/28	100,000	96,271
μ4.11% 7/24/34	95,000	89,465
μ4.32% 11/23/31	250,000	246,060
4.42% 7/24/39	70,000	61,940
5.05% 4/16/29	250,000	252,731
5.20% 4/16/26	200,000	201,680
5.46% 11/18/27	250,000	255,857
LVIP SSGA Bond Index Fund-18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (continued)
6.82% 11/17/33	350,000	$377,853
		140,566,985
Beverages–0.48%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	950,000	901,092
Anheuser-Busch InBev Worldwide, Inc.
4.00% 4/13/28	270,000	265,055
4.38% 4/15/38	285,000	257,700
4.44% 10/6/48	395,000	333,485
4.75% 1/23/29	395,000	394,843
4.90% 1/23/31	160,000	159,847
4.95% 1/15/42	300,000	278,792
5.00% 6/15/34	250,000	247,068
5.45% 1/23/39	165,000	165,354
5.55% 1/23/49	730,000	718,057
8.20% 1/15/39	200,000	250,892
Brown-Forman Corp. 4.00% 4/15/38	85,000	74,137
Coca-Cola Co.
1.00% 3/15/28	145,000	130,042
1.45% 6/1/27	60,000	56,016
1.50% 3/5/28	145,000	132,019
1.65% 6/1/30	700,000	596,954
2.00% 3/5/31	165,000	140,634
2.50% 6/1/40	70,000	49,020
2.50% 3/15/51	165,000	96,726
2.60% 6/1/50	150,000	90,405
2.75% 6/1/60	150,000	87,444
2.90% 5/25/27	100,000	96,742
3.00% 3/5/51	65,000	42,796
4.65% 8/14/34	140,000	136,158
5.00% 5/13/34	100,000	100,024
5.20% 1/14/55	125,000	118,694
5.40% 5/13/64	145,000	139,533
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	125,000	126,741
Coca-Cola Femsa SAB de CV 2.75% 1/22/30	300,000	268,644
Constellation Brands, Inc.
3.15% 8/1/29	100,000	92,080
3.50% 5/9/27	30,000	29,156
3.60% 2/15/28	100,000	96,070
3.70% 12/6/26	100,000	98,283
4.10% 2/15/48	100,000	77,530
4.35% 5/9/27	200,000	197,997
4.50% 5/9/47	45,000	37,408
4.65% 11/15/28	125,000	123,618
4.75% 5/9/32	200,000	192,373
4.90% 5/1/33	125,000	120,697
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Diageo Capital PLC
2.38% 10/24/29	200,000	$179,220
3.88% 5/18/28	200,000	194,768
3.88% 4/29/43	30,000	23,914
5.38% 10/5/26	250,000	253,333
5.63% 10/5/33	250,000	256,599
5.88% 9/30/36	100,000	105,356
Keurig Dr. Pepper, Inc.
2.25% 3/15/31	85,000	71,955
3.35% 3/15/51	60,000	40,179
3.43% 6/15/27	70,000	67,953
3.95% 4/15/29	200,000	191,836
4.05% 4/15/32	135,000	126,309
4.42% 12/15/46	50,000	41,004
4.50% 4/15/52	145,000	119,204
4.60% 5/25/28	150,000	148,677
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	107,151
4.20% 7/15/46	345,000	275,400
5.00% 5/1/42	250,000	229,779
Pepsico Singapore Financing I Pte. Ltd.
4.55% 2/16/29	250,000	248,258
4.70% 2/16/34	250,000	242,074
PepsiCo, Inc.
1.40% 2/25/31	75,000	61,234
1.95% 10/21/31	150,000	124,742
2.38% 10/6/26	80,000	77,301
2.63% 10/21/41	200,000	138,759
2.75% 3/19/30	100,000	90,832
2.75% 10/21/51	135,000	84,183
2.85% 2/24/26	90,000	88,411
3.00% 10/15/27	150,000	144,405
4.45% 5/15/28	200,000	199,776
4.45% 2/15/33	200,000	198,176
4.50% 7/17/29	100,000	99,809
4.55% 2/13/26	130,000	130,286
4.65% 2/15/53	200,000	174,592
4.80% 7/17/34	100,000	98,013
5.13% 11/10/26	130,000	131,621
5.25% 7/17/54	100,000	96,688
		12,381,923
Biotechnology–0.30%
Amgen, Inc.
1.65% 8/15/28	200,000	178,757
2.00% 1/15/32	200,000	162,391
2.20% 2/21/27	175,000	165,932
2.30% 2/25/31	100,000	85,143
2.45% 2/21/30	400,000	353,683
2.60% 8/19/26	200,000	193,440
2.80% 8/15/41	200,000	139,275
3.00% 2/22/29	90,000	83,635
3.00% 1/15/52	200,000	126,185
3.15% 2/21/40	200,000	149,048
LVIP SSGA Bond Index Fund-19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen, Inc. (continued)
3.35% 2/22/32	90,000	$80,188
3.38% 2/21/50	300,000	205,005
4.20% 2/22/52	90,000	69,497
4.40% 2/22/62	75,000	58,217
5.15% 3/2/28	250,000	251,819
5.15% 11/15/41	250,000	232,545
5.25% 3/2/30	200,000	201,866
5.25% 3/2/33	925,000	918,172
5.51% 3/2/26	85,000	84,998
5.60% 3/2/43	90,000	87,491
5.65% 3/2/53	705,000	678,751
5.75% 3/2/63	90,000	86,315
Baxalta, Inc. 5.25% 6/23/45	14,000	12,887
Biogen, Inc.
2.25% 5/1/30	75,000	64,835
3.15% 5/1/50	120,000	75,667
3.25% 2/15/51	586,000	376,234
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	109,401
1.65% 10/1/30	95,000	79,451
2.60% 10/1/40	250,000	172,861
2.80% 10/1/50	250,000	153,657
3.65% 3/1/26	300,000	296,405
4.50% 2/1/45	80,000	68,571
4.60% 9/1/35	200,000	188,743
4.75% 3/1/46	200,000	176,216
4.80% 4/1/44	200,000	178,991
5.10% 6/15/35	85,000	83,628
5.25% 10/15/33	155,000	155,566
5.50% 11/15/54	250,000	243,162
Illumina, Inc. 5.75% 12/13/27	250,000	256,535
Royalty Pharma PLC
1.75% 9/2/27	115,000	105,932
2.20% 9/2/30	105,000	89,179
3.30% 9/2/40	160,000	115,844
3.55% 9/2/50	160,000	106,697
5.40% 9/2/34	250,000	243,261
		7,946,076
Building Materials–0.16%
Carrier Global Corp.
2.49% 2/15/27	85,000	81,276
2.72% 2/15/30	120,000	107,346
3.38% 4/5/40	85,000	65,643
3.58% 4/5/50	120,000	85,998
5.90% 3/15/34	125,000	129,429
Fortune Brands Innovations, Inc.
3.25% 9/15/29	150,000	138,683
5.88% 6/1/33	160,000	164,087
Johnson Controls International PLC
3.90% 2/14/26	28,000	27,725
4.50% 2/15/47	145,000	120,675
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Johnson Controls International PLC (continued)
4.95% 7/2/64	68,000	$57,417
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	71,215
2.00% 9/16/31	90,000	74,292
5.50% 4/19/29	250,000	254,438
Lennox International, Inc.
1.70% 8/1/27	40,000	36,884
5.50% 9/15/28	200,000	203,414
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	41,702
3.50% 12/15/27	100,000	96,532
4.25% 12/15/47	100,000	80,298
5.15% 12/1/34	180,000	176,746
5.50% 12/1/54	90,000	84,895
Masco Corp.
1.50% 2/15/28	75,000	67,569
2.00% 10/1/30	125,000	105,277
2.00% 2/15/31	150,000	125,183
3.13% 2/15/51	45,000	28,334
3.50% 11/15/27	60,000	57,785
Mohawk Industries, Inc.
3.63% 5/15/30	150,000	138,533
5.85% 9/18/28	100,000	102,832
Owens Corning
3.88% 6/1/30	150,000	141,301
3.95% 8/15/29	70,000	66,675
4.30% 7/15/47	100,000	79,690
5.50% 6/15/27	70,000	71,207
5.70% 6/15/34	110,000	111,744
5.95% 6/15/54	115,000	113,636
7.00% 12/1/36	50,000	55,538
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	45,121
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	96,499
4.30% 2/21/48	100,000	82,860
5.75% 6/15/43	100,000	100,893
Vulcan Materials Co.
3.90% 4/1/27	45,000	44,237
5.35% 12/1/34	250,000	249,246
5.70% 12/1/54	250,000	242,683
		4,225,538
Chemicals–0.32%
Air Products & Chemicals, Inc.
4.60% 2/8/29	250,000	248,821
4.80% 3/3/33	250,000	245,223
LVIP SSGA Bond Index Fund-20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Air Products & Chemicals, Inc. (continued)
4.85% 2/8/34	250,000	$244,086
Albemarle Corp.
5.05% 6/1/32	100,000	95,175
5.45% 12/1/44	100,000	89,245
5.65% 6/1/52	100,000	86,039
Cabot Corp. 4.00% 7/1/29	100,000	95,554
Celanese U.S. Holdings LLC
1.40% 8/5/26	50,000	46,763
6.60% 11/15/28	250,000	256,088
6.80% 11/15/30	350,000	362,311
6.95% 11/15/33	175,000	181,611
Dow Chemical Co.
2.10% 11/15/30	250,000	212,304
3.60% 11/15/50	250,000	171,657
4.80% 5/15/49	95,000	79,837
5.15% 2/15/34	250,000	244,459
5.25% 11/15/41	100,000	92,767
6.30% 3/15/33	155,000	164,507
7.38% 11/1/29	58,000	63,487
9.40% 5/15/39	58,000	76,916
DuPont de Nemours, Inc.
4.73% 11/15/28	350,000	348,405
5.32% 11/15/38	82,000	82,243
Eastman Chemical Co.
4.65% 10/15/44	70,000	59,143
4.80% 9/1/42	250,000	217,643
Ecolab, Inc.
1.30% 1/30/31	195,000	157,843
2.13% 8/15/50	250,000	133,979
2.70% 11/1/26	45,000	43,581
5.25% 1/15/28	300,000	305,537
Huntsman International LLC
2.95% 6/15/31	45,000	37,509
4.50% 5/1/29	90,000	85,808
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	43,013
Linde, Inc.
1.10% 8/10/30	250,000	206,588
2.00% 8/10/50	160,000	83,292
LYB International Finance III LLC
2.25% 10/1/30	45,000	38,432
3.38% 10/1/40	60,000	43,806
3.63% 4/1/51	85,000	57,074
3.80% 10/1/60	60,000	39,648
4.20% 10/15/49	125,000	93,614
5.63% 5/15/33	500,000	504,771
Mosaic Co.
4.05% 11/15/27	150,000	146,981
5.45% 11/15/33	104,000	102,974
5.63% 11/15/43	200,000	189,315
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
NewMarket Corp. 2.70% 3/18/31	200,000	$170,107
Nutrien Ltd.
2.95% 5/13/30	100,000	89,969
3.95% 5/13/50	100,000	74,364
4.13% 3/15/35	100,000	88,518
4.90% 3/27/28	115,000	114,954
5.40% 6/21/34	250,000	248,307
PPG Industries, Inc.
1.20% 3/15/26	135,000	129,308
2.55% 6/15/30	50,000	44,111
2.80% 8/15/29	100,000	90,914
RPM International, Inc.
2.95% 1/15/32	125,000	107,479
3.75% 3/15/27	100,000	97,739
5.25% 6/1/45	100,000	93,467
Sherwin-Williams Co.
2.30% 5/15/30	60,000	52,403
2.95% 8/15/29	100,000	91,816
3.30% 5/15/50	100,000	66,151
3.45% 6/1/27	145,000	141,021
4.50% 6/1/47	88,000	73,985
4.55% 3/1/28	250,000	247,927
4.80% 9/1/31	105,000	103,618
Westlake Corp.
3.60% 8/15/26	150,000	146,936
5.00% 8/15/46	100,000	87,060
		8,438,203
Commercial Services–0.28%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	62,292
1.70% 5/15/28	95,000	86,756
Block Financial LLC 3.88% 8/15/30	60,000	55,358
California Institute of Technology
3.65% 9/1/19	45,000	28,605
4.32% 8/1/45	60,000	52,124
Cintas Corp. No. 2 3.70% 4/1/27	100,000	98,019
Emory University
2.14% 9/1/30	35,000	30,472
2.97% 9/1/50	35,000	23,176
Equifax, Inc.
2.35% 9/15/31	350,000	292,627
5.10% 12/15/27	45,000	45,255
Ford Foundation
2.42% 6/1/50	200,000	117,037
2.82% 6/1/70	30,000	16,857
George Washington University
4.13% 9/15/48	200,000	162,646
4.30% 9/15/44	100,000	85,721
LVIP SSGA Bond Index Fund-21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Georgetown University
4.32% 4/1/49	50,000	$41,534
5.12% 4/1/53	55,000	51,290
5.22% 10/1/18	50,000	43,745
Global Payments, Inc.
1.20% 3/1/26	375,000	359,482
2.15% 1/15/27	200,000	189,560
2.90% 5/15/30	115,000	102,383
2.90% 11/15/31	200,000	171,053
4.45% 6/1/28	100,000	97,758
4.80% 4/1/26	100,000	99,764
Johns Hopkins University
2.81% 1/1/60	35,000	20,674
4.71% 7/1/32	60,000	58,646
Leland Stanford Junior University
2.41% 6/1/50	60,000	35,594
3.65% 5/1/48	70,000	54,039
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	134,244
3.89% 7/1/16	55,000	38,487
5.60% 7/1/11	200,000	201,202
Moody's Corp.
2.00% 8/19/31	100,000	83,093
2.75% 8/19/41	100,000	69,054
3.25% 1/15/28	65,000	62,273
3.25% 5/20/50	100,000	66,525
3.75% 2/25/52	100,000	73,507
4.25% 2/1/29	100,000	97,884
4.88% 12/17/48	100,000	88,945
Northwestern University 3.66% 12/1/57	75,000	55,002
PayPal Holdings, Inc.
2.30% 6/1/30	80,000	70,111
2.65% 10/1/26	65,000	62,958
2.85% 10/1/29	95,000	86,855
3.25% 6/1/50	500,000	338,776
5.15% 6/1/34	200,000	198,713
President & Fellows of Harvard College
3.15% 7/15/46	100,000	71,703
3.30% 7/15/56	100,000	68,564
3.75% 11/15/52	65,000	49,819
Quanta Services, Inc.
2.35% 1/15/32	55,000	45,504
3.05% 10/1/41	60,000	42,131
4.75% 8/9/27	85,000	84,880
5.25% 8/9/34	175,000	170,940
RELX Capital, Inc.
3.00% 5/22/30	100,000	90,852
4.00% 3/18/29	200,000	193,050
Rockefeller Foundation 2.49% 10/1/50	60,000	36,288
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
S&P Global, Inc.
1.25% 8/15/30	75,000	$62,048
2.30% 8/15/60	395,000	197,823
2.45% 3/1/27	70,000	66,927
2.50% 12/1/29	55,000	49,426
2.70% 3/1/29	150,000	138,085
2.90% 3/1/32	105,000	91,615
2.95% 1/22/27	150,000	145,172
3.25% 12/1/49	65,000	44,945
3.70% 3/1/52	35,000	26,118
3.90% 3/1/62	45,000	33,480
5.25% 9/15/33	160,000	161,606
Trustees of Boston University 4.06% 10/1/48	25,000	20,614
Trustees of Princeton University
2.52% 7/1/50	40,000	24,870
5.70% 3/1/39	50,000	52,490
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	63,300
UL Solutions, Inc. 6.50% 10/20/28	250,000	259,924
University of Chicago
2.55% 4/1/50	35,000	22,408
4.00% 10/1/53	60,000	48,583
University of Notre Dame du Lac 3.39% 2/15/48	100,000	73,874
University of Southern California
3.03% 10/1/39	200,000	158,158
3.84% 10/1/47	55,000	44,228
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	13,958
4.13% 3/15/29	120,000	116,229
5.25% 6/5/34	180,000	177,795
William Marsh Rice University 3.57% 5/15/45	100,000	79,074
		7,236,577
Computers–0.53%
Accenture Capital, Inc. 4.25% 10/4/31	700,000	672,651
Apple, Inc.
0.70% 2/8/26	250,000	240,221
1.20% 2/8/28	250,000	226,082
1.25% 8/20/30	100,000	83,567
1.40% 8/5/28	200,000	179,523
1.65% 5/11/30	120,000	103,157
1.70% 8/5/31	200,000	166,592
2.05% 9/11/26	200,000	192,382
2.20% 9/11/29	250,000	224,494
2.40% 8/20/50	220,000	129,914
2.45% 8/4/26	250,000	242,480
2.65% 5/11/50	500,000	310,629
2.70% 8/5/51	200,000	124,730
LVIP SSGA Bond Index Fund-22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
2.80% 2/8/61	250,000	$148,083
2.85% 8/5/61	200,000	119,876
2.95% 9/11/49	135,000	89,970
3.00% 11/13/27	200,000	193,113
3.20% 5/11/27	154,000	149,749
3.35% 2/9/27	200,000	195,985
3.45% 2/9/45	125,000	95,755
3.75% 9/12/47	225,000	177,095
3.75% 11/13/47	150,000	117,884
3.85% 8/4/46	135,000	108,844
3.95% 8/8/52	1,500,000	1,193,378
4.00% 5/10/28	175,000	172,502
4.25% 2/9/47	25,000	21,410
4.30% 5/10/33	250,000	243,929
4.38% 5/13/45	100,000	88,274
4.42% 5/8/26	180,000	179,791
4.45% 5/6/44	200,000	182,761
4.50% 2/23/36	250,000	244,000
4.85% 5/10/53	250,000	236,114
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	91,966
3.45% 12/15/51	250,000	169,685
4.90% 10/1/26	800,000	802,232
6.02% 6/15/26	179,000	181,566
8.10% 7/15/36	73,000	86,528
8.35% 7/15/46	33,000	41,974
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00% 6/4/29	125,000	127,811
Hewlett Packard Enterprise Co.
1.75% 4/1/26	300,000	288,940
4.55% 10/15/29	500,000	487,395
5.25% 7/1/28	250,000	252,474
6.35% 10/15/45	250,000	259,455
HP, Inc.
3.00% 6/17/27	150,000	143,644
4.20% 4/15/32	200,000	187,272
6.00% 9/15/41	305,000	309,215
IBM International Capital Pte. Ltd.
4.60% 2/5/29	250,000	247,764
4.90% 2/5/34	250,000	242,926
5.30% 2/5/54	105,000	96,734
International Business Machines Corp.
1.95% 5/15/30	110,000	94,500
2.20% 2/9/27	100,000	95,009
2.72% 2/9/32	155,000	133,363
2.85% 5/15/40	165,000	117,542
2.95% 5/15/50	155,000	97,507
3.30% 5/15/26	250,000	245,488
3.30% 1/27/27	100,000	97,419
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp. (continued)
3.43% 2/9/52	125,000	$85,237
3.45% 2/19/26	150,000	148,002
4.00% 6/20/42	200,000	163,414
4.15% 5/15/39	200,000	172,064
4.25% 5/15/49	350,000	281,001
4.75% 2/6/33	250,000	244,915
5.10% 2/6/53	250,000	229,444
5.60% 11/30/39	210,000	210,425
5.88% 11/29/32	120,000	126,236
Leidos, Inc.
2.30% 2/15/31	195,000	163,754
5.75% 3/15/33	45,000	45,616
NetApp, Inc.
2.38% 6/22/27	50,000	47,246
2.70% 6/22/30	50,000	44,111
Teledyne FLIR LLC 2.50% 8/1/30	35,000	30,584
Western Digital Corp.
2.85% 2/1/29	65,000	57,856
3.10% 2/1/32	110,000	91,630
		13,894,879
Cosmetics & Personal Care–0.18%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	42,156
4.00% 8/15/45	100,000	83,430
4.60% 3/1/28	250,000	251,684
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	95,623
3.15% 3/15/27	100,000	96,957
4.15% 3/15/47	65,000	51,329
4.38% 6/15/45	250,000	204,457
4.65% 5/15/33	125,000	119,359
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	242,685
3.38% 3/24/29	250,000	235,084
3.63% 3/24/32	250,000	226,376
Kenvue, Inc. 5.05% 3/22/53	400,000	370,730
Procter & Gamble Co.
1.20% 10/29/30	100,000	82,549
1.90% 2/1/27	400,000	380,358
2.30% 2/1/32	400,000	343,738
2.70% 2/2/26	100,000	98,184
2.85% 8/11/27	150,000	144,375
4.05% 1/26/33	250,000	238,470
4.15% 10/24/29	190,000	187,793
4.55% 1/29/34	250,000	243,372
4.55% 10/24/34	250,000	244,561
Unilever Capital Corp.
1.38% 9/14/30	105,000	87,395
2.00% 7/28/26	100,000	96,380
2.90% 5/5/27	150,000	144,827
LVIP SSGA Bond Index Fund-23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital Corp. (continued)
3.50% 3/22/28	100,000	$96,810
4.88% 9/8/28	100,000	100,800
5.00% 12/8/33	100,000	99,988
5.90% 11/15/32	133,000	141,249
		4,750,719
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	116,514
4.20% 5/15/47	100,000	82,199
4.45% 9/15/34	145,000	137,979
4.60% 6/15/45	55,000	49,105
		385,797
Diversified Financial Services–0.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75% 1/30/26	225,000	217,716
2.45% 10/29/26	150,000	143,594
3.30% 1/30/32	240,000	209,117
3.40% 10/29/33	150,000	127,743
3.65% 7/21/27	150,000	145,536
3.85% 10/29/41	150,000	117,397
4.63% 10/15/27	200,000	198,665
4.63% 9/10/29	150,000	146,698
4.95% 9/10/34	165,000	157,092
5.10% 1/19/29	170,000	169,774
5.75% 6/6/28	210,000	213,972
6.15% 9/30/30	290,000	302,889
Affiliated Managers Group, Inc. 5.50% 8/20/34	250,000	247,503
Air Lease Corp.
2.10% 9/1/28	70,000	63,122
2.20% 1/15/27	200,000	189,855
3.13% 12/1/30	50,000	44,311
3.75% 6/1/26	100,000	98,448
5.10% 3/1/29	400,000	400,839
5.85% 12/15/27	250,000	256,268
Aircastle Ltd. 4.25% 6/15/26	65,000	64,307
Ally Financial, Inc.
μ5.54% 1/17/31	55,000	54,224
μ6.99% 6/13/29	125,000	130,223
8.00% 11/1/31	600,000	663,377
American Express Co.
1.65% 11/4/26	85,000	80,536
3.30% 5/3/27	230,000	223,194
4.05% 5/3/29	165,000	161,084
4.05% 12/3/42	135,000	113,027
4.90% 2/13/26	85,000	85,274
μ5.04% 7/26/28	105,000	105,550
μ5.10% 2/16/28	235,000	236,356
μ5.28% 7/26/35	165,000	163,180
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
μ5.53% 4/25/30	250,000	$254,551
μ5.63% 7/28/34	125,000	126,217
5.85% 11/5/27	300,000	309,294
μ5.92% 4/25/35	125,000	127,715
μ6.49% 10/30/31	165,000	176,366
Ameriprise Financial, Inc.
2.88% 9/15/26	100,000	97,282
5.15% 5/15/33	115,000	114,798
Apollo Global Management, Inc. 5.80% 5/21/54	165,000	165,698
BGC Group, Inc. 8.00% 5/25/28	200,000	212,322
BlackRock Funding, Inc.
4.60% 7/26/27	55,000	55,125
4.90% 1/8/35	45,000	44,090
5.35% 1/8/55	40,000	38,184
Blackrock, Inc.
1.90% 1/28/31	50,000	42,131
2.10% 2/25/32	250,000	205,875
2.40% 4/30/30	90,000	79,936
3.20% 3/15/27	167,000	162,670
3.25% 4/30/29	150,000	141,704
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	236,231
μ2.36% 7/29/32	200,000	161,434
μ2.62% 11/2/32	250,000	207,042
μ3.27% 3/1/30	200,000	184,908
3.65% 5/11/27	500,000	486,747
3.75% 3/9/27	250,000	244,083
μ5.47% 2/1/29	155,000	156,076
μ6.05% 2/1/35	70,000	71,124
μ6.31% 6/8/29	165,000	170,379
μ6.38% 6/8/34	165,000	171,316
μ7.62% 10/30/31	180,000	198,739
Cboe Global Markets, Inc. 3.65% 1/12/27	100,000	98,173
Charles Schwab Corp.
0.90% 3/11/26	335,000	320,482
2.00% 3/20/28	200,000	183,195
3.20% 3/2/27	100,000	96,845
3.25% 5/22/29	200,000	187,405
3.30% 4/1/27	90,000	87,414
3.45% 2/13/26	70,000	68,972
μ5.85% 5/19/34	125,000	128,670
μ6.14% 8/24/34	250,000	262,481
μ6.20% 11/17/29	140,000	145,933
CI Financial Corp. 3.20% 12/17/30	155,000	131,793
CME Group, Inc.
2.65% 3/15/32	105,000	90,482
3.75% 6/15/28	100,000	97,337
4.15% 6/15/48	75,000	61,886
5.30% 9/15/43	100,000	100,000
LVIP SSGA Bond Index Fund-24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Discover Financial Services
4.10% 2/9/27	115,000	$112,923
4.50% 1/30/26	150,000	149,370
6.70% 11/29/32	200,000	213,156
Eaton Vance Corp. 3.50% 4/6/27	100,000	97,391
Franklin Resources, Inc. 1.60% 10/30/30	100,000	83,175
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	130,647
2.10% 6/15/30	155,000	134,276
2.65% 9/15/40	165,000	115,333
3.00% 6/15/50	115,000	73,328
3.00% 9/15/60	160,000	92,948
3.75% 9/21/28	105,000	101,144
4.00% 9/15/27	200,000	196,809
4.25% 9/21/48	150,000	121,389
4.35% 6/15/29	85,000	83,233
4.60% 3/15/33	55,000	52,726
4.95% 6/15/52	95,000	84,883
5.20% 6/15/62	145,000	132,020
5.25% 6/15/31	30,000	30,289
Invesco Finance PLC 3.75% 1/15/26	100,000	98,954
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	127,083
5.88% 7/21/28	135,000	138,046
6.20% 4/14/34	225,000	231,877
6.25% 1/15/36	100,000	102,740
Lazard Group LLC 3.63% 3/1/27	100,000	97,282
Legg Mason, Inc. 4.75% 3/15/26	150,000	149,982
LPL Holdings, Inc. 6.00% 5/20/34	250,000	254,536
Mastercard, Inc.
1.90% 3/15/31	100,000	84,563
2.95% 11/21/26	150,000	145,873
2.95% 6/1/29	150,000	139,959
2.95% 3/15/51	45,000	29,090
3.30% 3/26/27	600,000	585,143
3.65% 6/1/49	150,000	113,161
3.80% 11/21/46	100,000	78,282
Nasdaq, Inc.
1.65% 1/15/31	200,000	164,325
2.50% 12/21/40	200,000	134,284
3.85% 6/30/26	45,000	44,467
3.95% 3/7/52	100,000	73,984
5.55% 2/15/34	210,000	211,842
Nomura Holdings, Inc.
2.33% 1/22/27	200,000	189,638
2.61% 7/14/31	200,000	168,416
2.71% 1/22/29	200,000	181,620
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc. (continued)
3.00% 1/22/32	200,000	$170,490
5.39% 7/6/27	200,000	201,543
6.07% 7/12/28	250,000	257,038
ORIX Corp.
2.25% 3/9/31	100,000	84,032
3.70% 7/18/27	100,000	97,279
4.65% 9/10/29	250,000	245,854
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	181,041
4.95% 7/15/46	50,000	44,879
Synchrony Financial
2.88% 10/28/31	125,000	103,603
3.70% 8/4/26	200,000	195,629
5.15% 3/19/29	50,000	49,249
μ5.94% 8/2/30	90,000	90,826
Visa, Inc.
1.90% 4/15/27	500,000	472,793
2.00% 8/15/50	300,000	161,766
2.70% 4/15/40	100,000	72,812
2.75% 9/15/27	75,000	71,776
4.15% 12/14/35	115,000	106,247
4.30% 12/14/45	530,000	453,630
Voya Financial, Inc.
3.65% 6/15/26	100,000	98,330
4.80% 6/15/46	60,000	51,110
5.70% 7/15/43	100,000	95,475
Western Union Co.
1.35% 3/15/26	100,000	95,589
2.75% 3/15/31	100,000	84,704
		21,269,858
Electric–2.06%
AEP Texas, Inc.
2.10% 7/1/30	100,000	85,674
3.45% 1/15/50	50,000	33,606
4.15% 5/1/49	100,000	75,495
5.40% 6/1/33	180,000	178,339
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	74,137
4.50% 6/15/52	40,000	33,113
AES Corp.
1.38% 1/15/26	190,000	182,999
2.45% 1/15/31	250,000	208,327
Alabama Power Co.
1.45% 9/15/30	250,000	206,884
3.05% 3/15/32	65,000	57,042
3.70% 12/1/47	100,000	74,657
3.75% 3/1/45	150,000	114,844
4.30% 1/2/46	150,000	124,509
4.30% 7/15/48	65,000	53,325
6.13% 5/15/38	100,000	105,786
LVIP SSGA Bond Index Fund-25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Ameren Corp.
1.75% 3/15/28	100,000	$90,470
3.65% 2/15/26	50,000	49,330
Ameren Illinois Co.
1.55% 11/15/30	40,000	33,165
3.70% 12/1/47	100,000	75,330
3.80% 5/15/28	100,000	96,930
4.95% 6/1/33	250,000	245,365
American Electric Power Co., Inc.
2.30% 3/1/30	50,000	43,503
3.20% 11/13/27	100,000	95,819
3.25% 3/1/50	65,000	41,729
5.63% 3/1/33	65,000	65,663
5.95% 11/1/32	200,000	206,128
Appalachian Power Co.
2.70% 4/1/31	250,000	215,800
3.70% 5/1/50	100,000	69,419
5.65% 4/1/34	250,000	250,750
Arizona Public Service Co.
2.95% 9/15/27	50,000	47,616
3.35% 5/15/50	70,000	47,288
3.50% 12/1/49	100,000	68,260
4.25% 3/1/49	100,000	78,027
4.35% 11/15/45	100,000	81,160
4.50% 4/1/42	100,000	84,598
5.05% 9/1/41	100,000	90,987
Atlantic City Electric Co. 2.30% 3/15/31	50,000	42,467
Avangrid, Inc. 3.80% 6/1/29	100,000	94,767
Avista Corp. 4.35% 6/1/48	100,000	81,940
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	34,341
3.50% 8/15/46	200,000	144,533
3.75% 8/15/47	100,000	74,521
5.30% 6/1/34	250,000	249,189
6.35% 10/1/36	100,000	107,364
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	73,118
2.85% 5/15/51	150,000	91,613
3.25% 4/15/28	125,000	118,991
3.80% 7/15/48	70,000	51,924
4.60% 5/1/53	150,000	124,453
5.95% 5/15/37	125,000	129,273
Black Hills Corp.
3.05% 10/15/29	100,000	91,437
3.88% 10/15/49	100,000	72,252
6.00% 1/15/35	95,000	97,961
6.15% 5/15/34	250,000	259,841
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	72,360
2.40% 9/1/26	100,000	96,422
3.00% 2/1/27	100,000	96,752
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy Houston Electric LLC (continued)
3.35% 4/1/51	125,000	$85,655
4.25% 2/1/49	50,000	40,335
5.05% 3/1/35	100,000	97,633
CenterPoint Energy, Inc.
2.95% 3/1/30	100,000	89,913
3.70% 9/1/49	100,000	71,085
Cleco Corporate Holdings LLC
3.74% 5/1/26	21,000	20,570
4.97% 5/1/46	70,000	58,402
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	101,161
CMS Energy Corp. 4.88% 3/1/44	100,000	88,982
Commonwealth Edison Co.
2.20% 3/1/30	100,000	87,681
2.55% 6/15/26	100,000	97,129
2.75% 9/1/51	285,000	167,840
3.13% 3/15/51	100,000	64,771
3.20% 11/15/49	145,000	96,215
3.65% 6/15/46	100,000	74,679
3.70% 8/15/28	45,000	43,424
4.00% 3/1/48	250,000	194,938
4.90% 2/1/33	90,000	88,105
5.30% 6/1/34	55,000	55,134
5.65% 6/1/54	65,000	64,089
6.45% 1/15/38	100,000	108,009
Connecticut Light & Power Co.
4.15% 6/1/45	75,000	61,150
4.30% 4/15/44	130,000	108,658
4.65% 1/1/29	250,000	248,730
4.95% 8/15/34	65,000	63,387
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	94,171
3.60% 6/15/61	200,000	135,760
3.70% 11/15/59	85,000	59,254
3.80% 5/15/28	100,000	96,948
3.95% 3/1/43	150,000	119,840
4.00% 12/1/28	100,000	97,424
4.30% 12/1/56	100,000	77,875
4.45% 3/15/44	200,000	170,817
4.50% 12/1/45	100,000	84,750
4.63% 12/1/54	200,000	167,788
4.65% 12/1/48	100,000	85,437
5.13% 3/15/35	100,000	98,305
5.50% 12/1/39	250,000	247,110
5.50% 3/15/55	100,000	96,109
5.85% 3/15/36	100,000	103,500
6.30% 8/15/37	20,000	21,228
6.75% 4/1/38	25,000	27,589
LVIP SSGA Bond Index Fund-26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Constellation Energy Generation LLC
5.60% 6/15/42	292,000	$281,666
6.13% 1/15/34	75,000	78,507
6.25% 10/1/39	100,000	104,299
Consumers Energy Co.
2.50% 5/1/60	85,000	46,812
3.95% 5/15/43	150,000	122,833
4.63% 5/15/33	100,000	96,461
4.65% 3/1/28	250,000	249,243
4.90% 2/15/29	250,000	250,642
Dayton Power & Light Co. 3.95% 6/15/49	95,000	69,908
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	40,034
Dominion Energy South Carolina, Inc.
6.05% 1/15/38	225,000	234,509
6.25% 10/15/53	145,000	156,042
Dominion Energy, Inc.
1.45% 4/15/26	40,000	38,366
2.25% 8/15/31	90,000	74,903
2.85% 8/15/26	60,000	58,244
3.30% 4/15/41	30,000	22,094
3.38% 4/1/30	400,000	367,930
4.25% 6/1/28	250,000	245,256
4.60% 3/15/49	150,000	123,584
4.90% 8/1/41	60,000	53,698
5.95% 6/15/35	25,000	25,707
DTE Electric Co.
1.90% 4/1/28	160,000	146,497
2.25% 3/1/30	150,000	132,211
3.25% 4/1/51	70,000	47,662
3.70% 6/1/46	50,000	37,940
3.75% 8/15/47	100,000	75,268
3.95% 3/1/49	70,000	54,567
4.05% 5/15/48	100,000	80,027
DTE Energy Co.
2.85% 10/1/26	200,000	193,761
3.40% 6/15/29	98,000	91,670
4.88% 6/1/28	210,000	209,264
4.95% 7/1/27	65,000	65,244
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	64,979
3.45% 4/15/51	90,000	62,094
3.95% 3/15/48	150,000	114,915
4.00% 9/30/42	150,000	121,823
4.95% 1/15/33	250,000	245,840
5.30% 2/15/40	100,000	97,831
6.10% 6/1/37	170,000	176,992
Duke Energy Corp.
2.45% 6/1/30	370,000	324,311
2.65% 9/1/26	165,000	159,714
3.15% 8/15/27	250,000	240,072
3.40% 6/15/29	65,000	60,900
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp. (continued)
3.95% 8/15/47	200,000	$148,817
4.20% 6/15/49	65,000	50,218
4.80% 12/15/45	100,000	86,302
4.85% 1/5/29	250,000	248,843
5.00% 12/8/27	125,000	125,891
5.45% 6/15/34	145,000	144,766
5.75% 9/15/33	250,000	256,312
6.10% 9/15/53	250,000	253,949
Duke Energy Florida LLC
1.75% 6/15/30	335,000	284,212
3.20% 1/15/27	150,000	146,046
3.85% 11/15/42	100,000	78,687
5.95% 11/15/52	40,000	40,635
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	72,417	68,568
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	75,499
3.25% 10/1/49	50,000	33,549
3.75% 5/15/46	150,000	111,841
6.12% 10/15/35	100,000	105,222
6.45% 4/1/39	130,000	140,355
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	95,482
3.70% 6/15/46	68,000	50,157
4.30% 2/1/49	45,000	36,143
5.25% 4/1/33	35,000	34,928
5.65% 4/1/53	60,000	58,721
Duke Energy Progress LLC
3.45% 3/15/29	70,000	66,355
3.70% 9/1/28	100,000	96,332
4.10% 3/15/43	100,000	81,679
6.30% 4/1/38	250,000	265,784
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	80,005
Edison International
5.25% 11/15/28	145,000	145,331
5.25% 3/15/32	90,000	89,031
El Paso Electric Co. 5.00% 12/1/44	150,000	128,515
Emera U.S. Finance LP
3.55% 6/15/26	100,000	97,944
4.75% 6/15/46	105,000	86,947
Enel Americas SA 4.00% 10/25/26	35,000	34,225
Enel Chile SA 4.88% 6/12/28	150,000	148,021
Entergy Arkansas LLC
2.65% 6/15/51	65,000	38,332
3.35% 6/15/52	100,000	66,976
3.50% 4/1/26	60,000	59,214
4.20% 4/1/49	100,000	79,288
Entergy Corp.
1.90% 6/15/28	85,000	76,775
LVIP SSGA Bond Index Fund-27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Corp. (continued)
2.40% 6/15/31	100,000	$84,376
2.95% 9/1/26	90,000	87,346
Entergy Louisiana LLC
1.60% 12/15/30	50,000	41,314
2.35% 6/15/32	100,000	83,193
2.40% 10/1/26	100,000	96,290
2.90% 3/15/51	75,000	46,106
3.10% 6/15/41	100,000	71,729
3.25% 4/1/28	150,000	142,563
4.00% 3/15/33	95,000	86,965
4.20% 4/1/50	100,000	78,848
4.95% 1/15/45	110,000	97,307
5.15% 9/15/34	155,000	152,440
Entergy Mississippi LLC
2.85% 6/1/28	50,000	46,885
3.50% 6/1/51	145,000	100,739
3.85% 6/1/49	25,000	18,574
5.85% 6/1/54	155,000	156,260
Entergy Texas, Inc.
3.55% 9/30/49	50,000	35,159
5.80% 9/1/53	140,000	140,017
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	48,515
4.25% 12/1/45	50,000	40,414
5.70% 3/15/53	335,000	328,987
Evergy Metro, Inc.
2.25% 6/1/30	150,000	130,011
4.20% 6/15/47	100,000	79,246
Eversource Energy
2.55% 3/15/31	250,000	213,833
2.90% 3/1/27	100,000	95,988
3.30% 1/15/28	100,000	95,045
3.38% 3/1/32	100,000	87,526
4.25% 4/1/29	75,000	72,445
5.45% 3/1/28	365,000	369,755
Exelon Corp.
2.75% 3/15/27	100,000	95,754
3.35% 3/15/32	100,000	88,533
3.40% 4/15/26	100,000	98,354
4.10% 3/15/52	40,000	30,405
4.45% 4/15/46	100,000	83,282
4.95% 6/15/35	105,000	99,459
5.10% 6/15/45	105,000	95,079
5.15% 3/15/28	50,000	50,291
5.30% 3/15/33	100,000	99,760
5.60% 3/15/53	100,000	96,218
FirstEnergy Transmission LLC
4.55% 1/15/30	85,000	82,749
5.00% 1/15/35	65,000	62,799
Florida Power & Light Co.
3.15% 10/1/49	310,000	208,954
3.70% 12/1/47	100,000	74,972
3.80% 12/15/42	100,000	79,189
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light Co. (continued)
4.05% 6/1/42	150,000	$123,581
4.13% 6/1/48	100,000	79,980
4.80% 5/15/33	250,000	243,200
5.05% 4/1/28	145,000	146,392
5.10% 4/1/33	160,000	158,962
5.30% 6/15/34	500,000	501,419
5.30% 4/1/53	165,000	157,176
5.69% 3/1/40	50,000	51,021
5.95% 2/1/38	200,000	209,284
5.96% 4/1/39	100,000	104,578
Fortis, Inc. 3.06% 10/4/26	200,000	193,707
Georgia Power Co.
2.65% 9/15/29	105,000	95,236
3.25% 4/1/26	50,000	49,148
3.25% 3/15/51	285,000	192,107
3.70% 1/30/50	40,000	29,364
4.30% 3/15/42	200,000	170,064
4.30% 3/15/43	100,000	83,601
4.55% 3/15/30	100,000	98,314
4.65% 5/16/28	250,000	248,946
4.75% 9/1/40	100,000	91,090
Hydro-Quebec 8.50% 12/1/29	115,000	131,990
Iberdrola International BV 6.75% 7/15/36	100,000	110,419
Idaho Power Co.
5.20% 8/15/34	180,000	178,782
5.50% 3/15/53	200,000	191,658
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	74,216
3.85% 5/15/28	150,000	145,154
4.25% 8/15/48	50,000	39,415
Interstate Power & Light Co.
2.30% 6/1/30	25,000	21,642
3.50% 9/30/49	50,000	35,001
3.60% 4/1/29	200,000	189,418
4.95% 9/30/34	85,000	81,716
5.70% 10/15/33	105,000	106,690
6.25% 7/15/39	130,000	137,367
ITC Holdings Corp.
3.25% 6/30/26	90,000	87,977
3.35% 11/15/27	100,000	96,195
Jersey Central Power & Light Co. 5.10% 1/15/35	60,000	58,526
Kentucky Utilities Co.
3.30% 6/1/50	105,000	70,700
5.13% 11/1/40	100,000	94,682
MidAmerican Energy Co.
3.10% 5/1/27	100,000	96,749
3.65% 4/15/29	50,000	47,686
3.95% 8/1/47	100,000	77,781
4.25% 7/15/49	50,000	40,527
4.40% 10/15/44	100,000	85,487
5.35% 1/15/34	125,000	126,501
LVIP SSGA Bond Index Fund-28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
MidAmerican Energy Co. (continued)
5.75% 11/1/35	25,000	$25,945
Mississippi Power Co. 3.95% 3/30/28	100,000	97,350
National Grid PLC
5.42% 1/11/34	250,000	248,795
5.60% 6/12/28	250,000	254,873
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	237,294
1.35% 3/15/31	125,000	100,356
2.40% 3/15/30	195,000	172,029
3.05% 4/25/27	100,000	96,379
4.02% 11/1/32	100,000	92,512
4.85% 2/7/29	250,000	250,129
5.80% 1/15/33	85,000	87,931
8.00% 3/1/32	150,000	174,440
Nevada Power Co.
2.40% 5/1/30	100,000	87,949
3.13% 8/1/50	65,000	41,497
3.70% 5/1/29	75,000	71,559
6.00% 3/15/54	80,000	81,692
6.75% 7/1/37	100,000	109,600
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	188,978
2.44% 1/15/32	200,000	166,789
2.75% 11/1/29	320,000	290,206
3.00% 1/15/52	200,000	124,955
3.50% 4/1/29	150,000	141,549
4.63% 7/15/27	200,000	199,729
5.00% 7/15/32	60,000	59,057
5.05% 2/28/33	250,000	245,070
5.25% 2/28/53	145,000	133,079
μ5.65% 5/1/79	100,000	97,473
Northern States Power Co.
2.25% 4/1/31	100,000	85,185
2.90% 3/1/50	60,000	38,385
3.20% 4/1/52	60,000	40,219
3.60% 5/15/46	50,000	37,274
3.60% 9/15/47	100,000	73,884
4.00% 8/15/45	100,000	79,463
5.35% 11/1/39	40,000	39,280
5.65% 6/15/54	250,000	249,594
6.20% 7/1/37	100,000	107,017
NorthWestern Corp. 4.18% 11/15/44	150,000	120,200
NSTAR Electric Co.
1.95% 8/15/31	100,000	82,982
3.20% 5/15/27	100,000	96,650
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	110,267
4.25% 4/1/46	75,000	58,259
5.95% 11/1/39	100,000	100,968
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Ohio Edison Co. 6.88% 7/15/36	100,000	$110,295
Ohio Power Co.
1.63% 1/15/31	100,000	81,378
4.15% 4/1/48	100,000	76,695
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	92,004
3.80% 8/15/28	100,000	96,509
4.15% 4/1/47	50,000	39,296
5.60% 4/1/53	250,000	243,299
Oncor Electric Delivery Co. LLC
3.70% 11/15/28	200,000	192,326
3.75% 4/1/45	100,000	76,806
4.10% 11/15/48	100,000	79,083
4.55% 12/1/41	150,000	131,577
4.65% 11/1/29	110,000	108,880
5.30% 6/1/42	200,000	191,376
5.55% 6/15/54	175,000	170,483
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	79,296
2.50% 2/1/31	250,000	213,769
3.25% 6/1/31	185,000	164,028
3.30% 8/1/40	150,000	112,241
3.50% 8/1/50	410,000	280,865
4.20% 3/1/29	70,000	67,654
4.20% 6/1/41	115,000	93,742
4.40% 3/1/32	100,000	93,956
4.95% 7/1/50	600,000	520,673
5.25% 3/1/52	100,000	89,562
5.90% 10/1/54	170,000	167,668
6.15% 1/15/33	125,000	129,739
6.75% 1/15/53	300,000	326,860
PacifiCorp
3.50% 6/15/29	65,000	61,194
4.10% 2/1/42	100,000	80,709
4.13% 1/15/49	70,000	54,309
4.15% 2/15/50	100,000	77,142
5.35% 12/1/53	300,000	275,776
5.45% 2/15/34	350,000	347,730
5.75% 4/1/37	100,000	100,557
6.00% 1/15/39	100,000	102,006
6.35% 7/15/38	25,000	26,139
7.70% 11/15/31	100,000	113,927
PECO Energy Co.
2.80% 6/15/50	290,000	180,740
3.00% 9/15/49	40,000	26,083
3.05% 3/15/51	30,000	19,392
5.95% 10/1/36	100,000	104,691
PG&E Recovery Funding LLC 5.53% 6/1/51	563,000	558,676
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/39	250,000	238,809
Potomac Electric Power Co. 4.15% 3/15/43	100,000	82,603
LVIP SSGA Bond Index Fund-29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PPL Capital Funding, Inc. 5.25% 9/1/34	115,000	$113,181
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	83,150
4.85% 2/15/34	155,000	150,948
5.00% 5/15/33	145,000	143,279
5.25% 5/15/53	85,000	81,080
6.25% 5/15/39	30,000	32,297
Progress Energy, Inc.
6.00% 12/1/39	50,000	50,539
7.75% 3/1/31	150,000	169,670
Public Service Co. of Colorado
1.90% 1/15/31	150,000	125,181
2.70% 1/15/51	150,000	88,694
3.20% 3/1/50	65,000	43,158
4.05% 9/15/49	50,000	38,210
5.35% 5/15/34	80,000	80,098
5.75% 5/15/54	100,000	99,765
6.25% 9/1/37	100,000	105,682
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	143,677
2.05% 8/1/50	100,000	52,629
3.00% 3/1/51	100,000	64,618
3.60% 12/1/47	50,000	36,871
3.70% 5/1/28	100,000	96,659
3.80% 3/1/46	100,000	77,492
3.85% 5/1/49	125,000	95,749
4.05% 5/1/48	100,000	79,496
4.85% 8/1/34	250,000	243,048
5.30% 8/1/54	190,000	180,948
5.50% 3/1/40	100,000	99,218
Public Service Enterprise Group, Inc.
1.60% 8/15/30	100,000	83,278
5.88% 10/15/28	250,000	257,851
6.13% 10/15/33	125,000	130,251
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	64,120
4.22% 6/15/48	65,000	52,155
5.33% 6/15/34	195,000	193,726
5.64% 4/15/41	80,000	78,540
5.80% 3/15/40	100,000	100,126
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	197,061
4.10% 6/15/49	100,000	78,321
4.15% 5/15/48	100,000	79,311
4.95% 8/15/28	200,000	200,876
5.35% 4/1/53	155,000	145,848
6.00% 6/1/39	110,000	114,267
Sempra
3.40% 2/1/28	95,000	90,812
3.70% 4/1/29	180,000	170,954
3.80% 2/1/38	150,000	123,972
4.00% 2/1/48	95,000	71,827
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Sempra (continued)
6.00% 10/15/39	125,000	$127,441
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	194,635
Southern California Edison Co.
2.25% 6/1/30	70,000	60,822
2.85% 8/1/29	155,000	141,469
3.65% 3/1/28	100,000	96,302
3.90% 3/15/43	100,000	78,832
4.00% 4/1/47	300,000	230,940
4.13% 3/1/48	150,000	116,713
4.20% 3/1/29	100,000	96,975
4.40% 9/6/26	250,000	248,978
4.50% 9/1/40	100,000	87,475
4.88% 3/1/49	100,000	87,327
4.90% 6/1/26	250,000	250,416
5.45% 6/1/31	165,000	167,658
5.95% 11/1/32	200,000	208,587
5.95% 2/1/38	25,000	25,596
6.00% 1/15/34	200,000	209,408
6.05% 3/15/39	170,000	175,742
6.65% 4/1/29	100,000	105,519
Southern Co.
4.25% 7/1/36	85,000	76,317
5.11% 8/1/27	100,000	100,839
Southern Power Co.
0.90% 1/15/26	125,000	120,065
4.95% 12/15/46	100,000	87,705
5.25% 7/15/43	120,000	110,943
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	144,679
3.85% 2/1/48	100,000	71,978
3.90% 4/1/45	300,000	223,248
6.20% 3/15/40	200,000	205,792
Southwestern Public Service Co.
4.40% 11/15/48	100,000	81,026
6.00% 6/1/54	180,000	181,949
Tampa Electric Co.
4.10% 6/15/42	100,000	81,955
4.35% 5/15/44	50,000	41,535
4.45% 6/15/49	100,000	82,361
Tucson Electric Power Co. 1.50% 8/1/30	90,000	74,321
Union Electric Co.
2.63% 3/15/51	250,000	147,532
2.95% 6/15/27	100,000	96,098
3.50% 3/15/29	100,000	94,948
3.65% 4/15/45	100,000	75,542
3.90% 9/15/42	100,000	80,116
4.00% 4/1/48	100,000	77,619
8.45% 3/15/39	80,000	101,283
LVIP SSGA Bond Index Fund-30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	$167,235
2.95% 11/15/26	100,000	97,027
2.95% 11/15/51	200,000	124,526
3.15% 1/15/26	70,000	68,956
3.30% 12/1/49	100,000	67,694
3.50% 3/15/27	150,000	146,182
3.80% 4/1/28	100,000	96,928
3.80% 9/15/47	100,000	74,932
4.00% 11/15/46	45,000	34,939
4.60% 12/1/48	115,000	96,988
4.65% 8/15/43	150,000	131,546
5.55% 8/15/54	85,000	82,159
6.00% 5/15/37	25,000	25,904
6.35% 11/30/37	100,000	106,410
8.88% 11/15/38	100,000	129,752
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	136,912
1.80% 10/15/30	52,000	43,463
4.75% 1/9/26	250,000	250,133
4.75% 1/15/28	100,000	99,777
Wisconsin Electric Power Co. 4.30% 10/15/48	45,000	36,976
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	40,677
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	176,452
Xcel Energy, Inc.
3.35% 12/1/26	100,000	97,502
5.45% 8/15/33	200,000	198,390
		53,726,677
Electrical Components & Equipment–0.02%
Emerson Electric Co.
0.88% 10/15/26	135,000	126,871
1.80% 10/15/27	45,000	41,814
1.95% 10/15/30	100,000	85,839
2.00% 12/21/28	200,000	180,587
2.75% 10/15/50	30,000	18,656
2.80% 12/21/51	200,000	123,536
5.25% 11/15/39	50,000	49,459
		626,762
Electronics–0.18%
Allegion PLC 3.50% 10/1/29	50,000	46,723
Allegion U.S. Holding Co., Inc. 5.60% 5/29/34	250,000	251,258
Amphenol Corp.
2.20% 9/15/31	60,000	50,278
2.80% 2/15/30	200,000	180,885
4.35% 6/1/29	75,000	73,448
5.00% 1/15/35	185,000	180,618
5.05% 4/5/27	170,000	171,478
5.38% 11/15/54	115,000	109,320
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Arrow Electronics, Inc.
3.88% 1/12/28	200,000	$192,513
5.15% 8/21/29	160,000	159,305
Avnet, Inc.
4.63% 4/15/26	50,000	49,682
5.50% 6/1/32	100,000	97,974
Flex Ltd.
4.88% 6/15/29	75,000	73,471
6.00% 1/15/28	210,000	214,088
Fortive Corp.
3.15% 6/15/26	150,000	146,563
4.30% 6/15/46	50,000	40,224
Honeywell International, Inc.
1.10% 3/1/27	200,000	186,129
1.75% 9/1/31	160,000	131,150
1.95% 6/1/30	250,000	215,854
2.70% 8/15/29	60,000	54,991
2.80% 6/1/50	100,000	62,704
4.25% 1/15/29	160,000	157,807
4.95% 2/15/28	180,000	182,058
5.25% 3/1/54	500,000	468,241
Hubbell, Inc.
2.30% 3/15/31	60,000	50,911
3.35% 3/1/26	150,000	147,549
Jabil, Inc.
1.70% 4/15/26	65,000	62,393
3.00% 1/15/31	50,000	44,056
3.60% 1/15/30	50,000	46,145
3.95% 1/12/28	110,000	106,427
4.25% 5/15/27	50,000	49,308
Keysight Technologies, Inc. 4.60% 4/6/27	60,000	59,686
TD SYNNEX Corp. 6.10% 4/12/34	65,000	66,704
Trimble, Inc.
4.90% 6/15/28	100,000	99,912
6.10% 3/15/33	125,000	129,799
Tyco Electronics Group SA
2.50% 2/4/32	85,000	72,167
3.70% 2/15/26	100,000	98,908
4.50% 2/13/26	150,000	150,027
		4,680,754
Engineering & Construction–0.01%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	260,300
		260,300
Entertainment–0.09%
Warnermedia Holdings, Inc.
3.76% 3/15/27	1,070,000	1,030,871
4.28% 3/15/32	285,000	251,144
5.05% 3/15/42	1,085,000	871,127
5.14% 3/15/52	85,000	63,155
LVIP SSGA Bond Index Fund-31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Warnermedia Holdings, Inc. (continued)
5.39% 3/15/62	70,000	$51,473
		2,267,770
Environmental Control–0.10%
Republic Services, Inc.
1.45% 2/15/31	200,000	162,209
1.75% 2/15/32	100,000	80,333
2.90% 7/1/26	110,000	107,531
3.38% 11/15/27	60,000	58,011
3.95% 5/15/28	150,000	146,044
5.00% 11/15/29	100,000	100,539
5.20% 11/15/34	100,000	99,043
Waste Connections, Inc.
2.20% 1/15/32	115,000	94,736
2.95% 1/15/52	115,000	71,742
3.20% 6/1/32	65,000	56,890
3.50% 5/1/29	150,000	141,752
Waste Management, Inc.
1.15% 3/15/28	30,000	26,847
1.50% 3/15/31	30,000	24,418
2.50% 11/15/50	20,000	11,625
3.15% 11/15/27	100,000	96,196
4.15% 4/15/32	500,000	472,513
4.65% 3/15/30	250,000	247,000
4.88% 2/15/29	250,000	251,199
4.95% 7/3/31	110,000	110,111
4.95% 3/15/35	165,000	160,866
5.35% 10/15/54	100,000	96,056
		2,615,661
Food–0.36%
Campbell's Co.
4.15% 3/15/28	200,000	195,170
4.80% 3/15/48	65,000	56,013
5.40% 3/21/34	40,000	39,800
Conagra Brands, Inc.
1.38% 11/1/27	100,000	90,786
4.85% 11/1/28	165,000	164,143
5.30% 11/1/38	50,000	46,977
5.40% 11/1/48	105,000	95,245
8.25% 9/15/30	100,000	114,343
Flowers Foods, Inc.
2.40% 3/15/31	45,000	38,058
3.50% 10/1/26	105,000	102,431
General Mills, Inc.
2.25% 10/14/31	175,000	145,942
3.00% 2/1/51	95,000	60,108
3.20% 2/10/27	150,000	145,669
4.20% 4/17/28	75,000	73,439
4.88% 1/30/30	180,000	178,788
4.95% 3/29/33	70,000	68,290
5.25% 1/30/35	250,000	246,494
5.50% 10/17/28	115,000	117,385
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Hershey Co.
1.70% 6/1/30	195,000	$165,874
2.45% 11/15/29	50,000	45,091
3.13% 11/15/49	50,000	33,222
4.25% 5/4/28	175,000	173,334
Hormel Foods Corp. 1.80% 6/11/30	85,000	72,595
Ingredion, Inc.
3.20% 10/1/26	100,000	97,213
3.90% 6/1/50	200,000	147,361
J.M. Smucker Co.
3.38% 12/15/27	100,000	96,864
4.25% 3/15/35	100,000	90,563
4.38% 3/15/45	50,000	41,141
5.90% 11/15/28	125,000	129,472
6.20% 11/15/33	125,000	131,802
6.50% 11/15/43	115,000	122,422
6.50% 11/15/53	145,000	155,541
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13% 2/1/28	500,000	496,498
5.75% 4/1/33	244,000	242,882
6.50% 12/1/52	165,000	167,842
6.75% 3/15/34	233,000	246,342
Kellanova
3.25% 4/1/26	95,000	93,439
3.40% 11/15/27	200,000	193,021
4.30% 5/15/28	150,000	147,528
4.50% 4/1/46	100,000	84,202
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	142,654
Kraft Heinz Foods Co. 4.38% 6/1/46	1,000,000	809,652
Kroger Co.
1.70% 1/15/31	125,000	102,983
3.50% 2/1/26	100,000	98,691
5.00% 9/15/34	115,000	111,379
5.00% 4/15/42	100,000	90,323
5.50% 9/15/54	60,000	56,512
5.65% 9/15/64	90,000	84,461
6.90% 4/15/38	100,000	109,951
7.50% 4/1/31	250,000	280,367
McCormick & Co., Inc.
3.40% 8/15/27	150,000	145,467
4.20% 8/15/47	20,000	16,238
Mondelez International, Inc.
1.50% 2/4/31	210,000	171,207
1.88% 10/15/32	180,000	144,483
2.63% 9/4/50	360,000	210,555
2.75% 4/13/30	135,000	120,749
4.75% 8/28/34	125,000	119,598
Pilgrim's Pride Corp.
6.25% 7/1/33	145,000	147,736
6.88% 5/15/34	250,000	265,837
LVIP SSGA Bond Index Fund-32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Sysco Corp.
2.40% 2/15/30	35,000	$30,869
3.25% 7/15/27	200,000	192,935
3.30% 7/15/26	100,000	97,931
3.30% 2/15/50	35,000	23,539
4.45% 3/15/48	100,000	81,643
4.50% 4/1/46	75,000	62,207
4.85% 10/1/45	85,000	74,518
Tyson Foods, Inc.
3.55% 6/2/27	155,000	150,330
4.00% 3/1/26	65,000	64,495
4.35% 3/1/29	130,000	126,343
5.10% 9/28/48	40,000	35,495
		9,322,478
Forest Products & Paper–0.03%
International Paper Co.
4.80% 6/15/44	149,000	131,076
6.00% 11/15/41	135,000	138,080
Suzano Austria GmbH
2.50% 9/15/28	125,000	111,113
3.75% 1/15/31	205,000	180,921
6.00% 1/15/29	200,000	200,734
Suzano International Finance BV 5.50% 1/17/27	100,000	100,044
		861,968
Gas–0.17%
Atmos Energy Corp.
1.50% 1/15/31	250,000	205,050
2.63% 9/15/29	250,000	227,300
3.00% 6/15/27	65,000	62,585
3.38% 9/15/49	55,000	37,769
4.13% 10/15/44	150,000	122,150
4.13% 3/15/49	155,000	121,862
6.20% 11/15/53	125,000	132,787
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	230,532
4.00% 4/1/28	100,000	97,089
4.10% 9/1/47	45,000	35,136
5.25% 3/1/28	250,000	252,398
5.85% 1/15/41	115,000	115,690
National Fuel Gas Co. 3.95% 9/15/27	200,000	194,323
NiSource, Inc.
1.70% 2/15/31	175,000	143,093
2.95% 9/1/29	100,000	91,533
3.49% 5/15/27	100,000	97,339
3.95% 3/30/48	150,000	114,145
4.38% 5/15/47	100,000	81,736
4.80% 2/15/44	100,000	88,313
5.25% 2/15/43	59,000	54,940
5.40% 6/30/33	150,000	150,148
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
ONE Gas, Inc.
4.66% 2/1/44	50,000	$43,719
5.10% 4/1/29	165,000	166,137
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	94,259
3.64% 11/1/46	50,000	35,880
4.65% 8/1/43	50,000	43,243
Southern California Gas Co.
2.95% 4/15/27	110,000	105,830
3.95% 2/15/50	50,000	37,979
4.13% 6/1/48	100,000	78,629
5.05% 9/1/34	95,000	93,607
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	205,872
4.40% 6/1/43	100,000	84,171
4.40% 5/30/47	200,000	163,911
4.95% 9/15/34	250,000	241,932
5.88% 3/15/41	70,000	70,832
Southwest Gas Corp.
3.18% 8/15/51	140,000	88,412
3.70% 4/1/28	100,000	96,119
5.80% 12/1/27	50,000	51,201
Washington Gas Light Co.
3.65% 9/15/49	40,000	28,714
3.80% 9/15/46	70,000	52,799
		4,439,164
Hand Machine Tools–0.04%
Kennametal, Inc. 2.80% 3/1/31	125,000	107,334
Regal Rexnord Corp. 6.05% 4/15/28	500,000	508,560
Snap-on, Inc. 4.10% 3/1/48	85,000	68,352
Stanley Black & Decker, Inc.
3.40% 3/1/26	145,000	142,631
5.20% 9/1/40	100,000	94,173
6.27% 3/6/26	200,000	199,951
		1,121,001
Health Care Products–0.25%
Abbott Laboratories
1.15% 1/30/28	45,000	40,749
1.40% 6/30/30	40,000	33,810
3.75% 11/30/26	340,000	335,937
4.90% 11/30/46	400,000	373,372
6.00% 4/1/39	50,000	53,761
6.15% 11/30/37	50,000	54,490
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	99,012
2.30% 3/12/31	250,000	211,929
4.75% 9/9/34	250,000	237,376
Baxter International, Inc.
1.73% 4/1/31	65,000	52,786
LVIP SSGA Bond Index Fund-33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Baxter International, Inc. (continued)
1.92% 2/1/27	200,000	$188,528
2.54% 2/1/32	200,000	166,826
2.60% 8/15/26	150,000	144,998
3.13% 12/1/51	150,000	93,091
3.50% 8/15/46	100,000	69,102
Boston Scientific Corp.
2.65% 6/1/30	100,000	89,289
4.55% 3/1/39	100,000	91,270
4.70% 3/1/49	105,000	92,198
7.38% 1/15/40	201,000	235,593
Danaher Corp.
2.60% 10/1/50	190,000	113,101
2.80% 12/10/51	200,000	123,417
4.38% 9/15/45	115,000	98,112
DH Europe Finance II SARL
2.60% 11/15/29	65,000	58,788
3.25% 11/15/39	100,000	77,900
GE HealthCare Technologies, Inc. 4.80% 8/14/29	115,000	113,925
Koninklijke Philips NV
5.00% 3/15/42	100,000	89,977
6.88% 3/11/38	50,000	53,871
Medtronic, Inc.
4.38% 3/15/35	108,000	101,364
4.63% 3/15/45	179,000	158,896
Revvity, Inc.
2.25% 9/15/31	180,000	148,314
3.63% 3/15/51	160,000	108,737
Smith & Nephew PLC 2.03% 10/14/30	100,000	83,812
Solventum Corp. 5.60% 3/23/34	700,000	696,559
Stryker Corp.
3.50% 3/15/26	75,000	73,998
3.65% 3/7/28	200,000	193,127
4.25% 9/11/29	250,000	243,238
4.38% 5/15/44	100,000	84,212
4.63% 3/15/46	95,000	82,296
Thermo Fisher Scientific, Inc.
4.10% 8/15/47	100,000	81,132
4.95% 11/21/32	125,000	124,167
5.09% 8/10/33	250,000	248,635
5.20% 1/31/34	125,000	125,396
5.30% 2/1/44	200,000	190,973
5.40% 8/10/43	105,000	103,225
Zimmer Biomet Holdings, Inc.
5.20% 9/15/34	200,000	196,021
5.35% 12/1/28	140,000	142,042
		6,579,352
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.81%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	$71,223
3.83% 8/15/28	35,000	33,838
4.27% 8/15/48	30,000	24,947
Aetna, Inc.
6.63% 6/15/36	100,000	105,317
6.75% 12/15/37	100,000	105,510
AHS Hospital Corp.
2.78% 7/1/51	40,000	24,550
5.02% 7/1/45	50,000	46,762
Ascension Health
3.11% 11/15/39	45,000	34,062
3.95% 11/15/46	185,000	147,541
Banner Health
1.90% 1/1/31	40,000	33,439
2.34% 1/1/30	75,000	66,410
2.91% 1/1/51	50,000	31,749
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	20,929
2.84% 11/15/50	45,000	28,591
3.97% 11/15/46	50,000	40,295
4.19% 11/15/45	95,000	79,061
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	20,814
3.21% 6/1/50	25,000	16,595
4.30% 7/1/28	25,000	24,452
Centene Corp. 4.63% 12/15/29	750,000	709,320
Children's Health System of Texas 2.51% 8/15/50	105,000	61,659
Children's Hospital Corp. 4.12% 1/1/47	65,000	53,592
Children's Hospital Medical Center 4.27% 5/15/44	50,000	43,117
Cigna Group
1.25% 3/15/26	135,000	129,472
2.38% 3/15/31	120,000	101,614
2.40% 3/15/30	150,000	131,270
3.20% 3/15/40	105,000	76,972
3.40% 3/15/50	85,000	55,866
3.40% 3/15/51	80,000	52,181
3.88% 10/15/47	150,000	109,257
4.80% 8/15/38	145,000	131,450
4.90% 12/15/48	145,000	123,448
5.25% 2/15/34	250,000	245,186
5.40% 3/15/33	250,000	249,623
5.60% 2/15/54	105,000	98,339
6.13% 11/15/41	300,000	304,519
City of Hope 4.38% 8/15/48	75,000	60,201
CommonSpirit Health
2.78% 10/1/30	65,000	57,537
3.35% 10/1/29	40,000	37,257
LVIP SSGA Bond Index Fund-34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CommonSpirit Health (continued)
3.82% 10/1/49	40,000	$29,668
3.91% 10/1/50	150,000	110,394
4.19% 10/1/49	70,000	54,776
4.35% 11/1/42	400,000	334,180
Corewell Health Obligated Group 3.49% 7/15/49	50,000	35,480
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	75,007
Duke University Health System, Inc. 3.92% 6/1/47	75,000	59,275
Elevance Health, Inc.
1.50% 3/15/26	200,000	192,617
2.25% 5/15/30	50,000	43,437
2.55% 3/15/31	200,000	171,607
3.13% 5/15/50	65,000	41,579
3.60% 3/15/51	115,000	80,009
4.10% 3/1/28	350,000	342,037
4.10% 5/15/32	200,000	184,928
4.38% 12/1/47	125,000	100,755
4.63% 5/15/42	100,000	86,343
4.65% 1/15/43	125,000	108,364
4.65% 8/15/44	100,000	85,760
4.75% 2/15/33	250,000	239,616
5.20% 2/15/35	115,000	112,312
5.38% 6/15/34	155,000	153,620
5.50% 10/15/32	200,000	201,939
5.70% 2/15/55	115,000	110,868
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	172,988
4.50% 7/1/57	100,000	82,954
HCA, Inc.
2.38% 7/15/31	150,000	124,490
3.13% 3/15/27	70,000	67,364
3.50% 7/15/51	150,000	97,014
3.63% 3/15/32	150,000	132,206
4.13% 6/15/29	485,000	462,599
4.38% 3/15/42	50,000	40,805
4.50% 2/15/27	160,000	158,495
4.63% 3/15/52	575,000	448,719
5.13% 6/15/39	50,000	45,563
5.25% 6/15/26	200,000	200,485
5.25% 6/15/49	200,000	173,038
5.45% 4/1/31	260,000	259,477
5.45% 9/15/34	85,000	82,849
5.50% 6/15/47	200,000	181,598
5.95% 9/15/54	175,000	166,438
Humana, Inc.
1.35% 2/3/27	55,000	51,135
2.15% 2/3/32	55,000	43,810
3.70% 3/23/29	125,000	117,989
4.63% 12/1/42	175,000	143,855
5.75% 3/1/28	100,000	101,821
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
5.88% 3/1/33	100,000	$100,369
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	43,604
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	72,422
IQVIA, Inc. 6.25% 2/1/29	140,000	144,751
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	55,363
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	121,039
3.27% 11/1/49	185,000	128,280
4.15% 5/1/47	105,000	85,648
Laboratory Corp. of America Holdings
3.60% 9/1/27	100,000	97,233
4.70% 2/1/45	500,000	429,886
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	33,897
3.34% 7/1/60	65,000	42,327
3.77% 7/1/48	40,000	30,511
Mayo Clinic
3.20% 11/15/61	200,000	128,913
4.13% 11/15/52	100,000	81,535
McLaren Health Care Corp. 4.39% 5/15/48	65,000	54,609
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	72,092
4.20% 7/1/55	127,000	101,895
Methodist Hospital 2.71% 12/1/50	300,000	185,238
Montefiore Obligated Group 5.25% 11/1/48	70,000	58,292
Mount Sinai Hospital 3.98% 7/1/48	100,000	72,473
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	32,989
3.95% 8/1/19	35,000	23,736
4.02% 8/1/45	75,000	61,289
4.06% 8/1/56	50,000	39,109
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	190,903
4.26% 11/1/47	150,000	119,920
Novant Health, Inc.
3.17% 11/1/51	85,000	56,146
3.32% 11/1/61	70,000	44,420
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	72,496
NYU Langone Hospitals
3.38% 7/1/55	100,000	66,922
LVIP SSGA Bond Index Fund-35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
NYU Langone Hospitals (continued)
4.37% 7/1/47	100,000	$85,209
Orlando Health Obligated Group
3.33% 10/1/50	125,000	87,101
4.09% 10/1/48	45,000	36,010
PeaceHealth Obligated Group 3.22% 11/15/50	65,000	41,423
Providence St. Joseph Health Obligated Group
2.70% 10/1/51	75,000	43,236
2.75% 10/1/26	100,000	96,465
3.74% 10/1/47	100,000	73,829
5.40% 10/1/33	200,000	199,808
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	54,100
4.20% 6/30/29	100,000	96,931
4.60% 12/15/27	85,000	84,877
4.63% 12/15/29	250,000	245,933
5.00% 12/15/34	250,000	242,747
Seattle Children's Hospital 2.72% 10/1/50	185,000	113,821
SSM Health Care Corp. 3.82% 6/1/27	71,000	69,599
Stanford Health Care 3.80% 11/15/48	30,000	23,052
Sutter Health
2.29% 8/15/30	110,000	95,638
3.16% 8/15/40	100,000	74,868
3.36% 8/15/50	110,000	77,309
Texas Health Resources 4.33% 11/15/55	30,000	24,509
Toledo Hospital 5.75% 11/15/38	200,000	196,600
Trinity Health Corp.
2.63% 12/1/40	50,000	34,833
4.13% 12/1/45	25,000	20,400
UnitedHealth Group, Inc.
1.15% 5/15/26	200,000	191,129
1.25% 1/15/26	180,000	174,130
2.30% 5/15/31	200,000	170,062
2.75% 5/15/40	250,000	176,776
2.88% 8/15/29	155,000	142,481
2.90% 5/15/50	250,000	154,987
2.95% 10/15/27	250,000	239,257
3.05% 5/15/41	200,000	144,375
3.25% 5/15/51	200,000	132,030
3.38% 4/15/27	150,000	146,156
3.45% 1/15/27	100,000	97,859
3.50% 8/15/39	115,000	90,951
3.70% 8/15/49	135,000	98,115
3.75% 10/15/47	200,000	148,707
3.85% 6/15/28	200,000	194,401
3.88% 12/15/28	50,000	48,352
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
3.88% 8/15/59	150,000	$106,190
4.00% 5/15/29	195,000	188,367
4.20% 1/15/47	55,000	44,418
4.25% 1/15/29	250,000	245,020
4.25% 3/15/43	100,000	84,336
4.25% 6/15/48	150,000	120,348
4.38% 3/15/42	100,000	85,174
4.50% 4/15/33	250,000	237,194
4.75% 7/15/26	110,000	110,276
4.80% 1/15/30	250,000	248,728
4.95% 1/15/32	200,000	197,744
5.00% 4/15/34	250,000	243,962
5.05% 4/15/53	250,000	225,125
5.15% 7/15/34	150,000	147,998
5.20% 4/15/63	250,000	224,878
5.25% 2/15/28	180,000	182,776
5.35% 2/15/33	250,000	251,573
5.38% 4/15/54	145,000	135,988
5.50% 7/15/44	200,000	193,994
5.63% 7/15/54	150,000	145,606
5.75% 7/15/64	70,000	68,016
5.88% 2/15/53	90,000	90,240
Universal Health Services, Inc.
1.65% 9/1/26	65,000	61,526
2.65% 1/15/32	50,000	40,920
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	62,304
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	28,749
		21,186,051
Home Builders–0.03%
DR Horton, Inc.
1.40% 10/15/27	250,000	228,364
5.00% 10/15/34	105,000	101,366
MDC Holdings, Inc. 3.97% 8/6/61	200,000	149,177
NVR, Inc. 3.00% 5/15/30	195,000	175,938
		654,845
Home Furnishings–0.02%
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	94,430
3.50% 11/15/51	150,000	91,246
Whirlpool Corp.
4.50% 6/1/46	70,000	54,032
4.60% 5/15/50	150,000	113,239
4.75% 2/26/29	60,000	59,128
		412,075
LVIP SSGA Bond Index Fund-36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares–0.06%
Avery Dennison Corp.
2.25% 2/15/32	100,000	$81,693
4.88% 12/6/28	100,000	99,766
5.75% 3/15/33	250,000	256,474
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	96,751
3.95% 8/1/47	100,000	77,127
Clorox Co.
3.90% 5/15/28	100,000	97,128
4.60% 5/1/32	200,000	195,544
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	77,661
2.88% 2/7/50	45,000	29,097
3.20% 7/30/46	50,000	35,246
3.90% 5/4/47	100,000	78,079
5.30% 3/1/41	200,000	196,189
6.63% 8/1/37	100,000	113,020
		1,433,775
Insurance–0.77%
Aflac, Inc.
1.13% 3/15/26	105,000	100,693
4.00% 10/15/46	300,000	235,256
4.75% 1/15/49	100,000	87,568
Alleghany Corp. 4.90% 9/15/44	95,000	87,254
Allstate Corp.
1.45% 12/15/30	100,000	81,422
3.28% 12/15/26	150,000	146,551
4.20% 12/15/46	150,000	120,423
4.50% 6/15/43	100,000	85,286
5.55% 5/9/35	150,000	151,883
American Financial Group, Inc. 4.50% 6/15/47	150,000	123,897
American International Group, Inc.
4.38% 6/30/50	130,000	107,433
4.75% 4/1/48	200,000	176,692
Aon Corp.
2.80% 5/15/30	150,000	133,657
3.75% 5/2/29	100,000	94,952
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	82,654
2.85% 5/28/27	70,000	66,923
2.90% 8/23/51	100,000	60,713
3.90% 2/28/52	85,000	62,358
Aon Global Ltd. 4.75% 5/15/45	100,000	86,143
Aon North America, Inc. 5.45% 3/1/34	700,000	698,780
Arch Capital Finance LLC
4.01% 12/15/26	100,000	98,813
5.03% 12/15/46	100,000	89,582
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	$99,753
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	96,180
Arthur J Gallagher & Co.
4.60% 12/15/27	55,000	54,780
4.85% 12/15/29	85,000	84,610
5.00% 2/15/32	85,000	83,893
5.15% 2/15/35	140,000	136,494
5.45% 7/15/34	250,000	251,384
5.50% 3/2/33	155,000	156,159
5.55% 2/15/55	130,000	124,817
Assurant, Inc. 4.90% 3/27/28	100,000	99,728
Assured Guaranty U.S. Holdings, Inc. 6.13% 9/15/28	95,000	98,584
Athene Holding Ltd.
3.50% 1/15/31	20,000	18,028
3.95% 5/25/51	125,000	89,807
4.13% 1/12/28	150,000	146,345
6.65% 2/1/33	100,000	105,984
AXA SA 8.60% 12/15/30	200,000	234,986
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	94,889
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	133,936
2.30% 3/15/27	200,000	191,574
2.50% 1/15/51	140,000	80,814
2.85% 10/15/50	180,000	112,953
2.88% 3/15/32	200,000	175,207
3.85% 3/15/52	200,000	151,406
4.25% 1/15/49	100,000	83,506
4.30% 5/15/43	100,000	86,529
4.40% 5/15/42	100,000	90,859
5.75% 1/15/40	100,000	105,412
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	211,701
4.50% 2/11/43	250,000	230,980
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	242,560
4.70% 6/22/47	200,000	155,151
Brown & Brown, Inc.
2.38% 3/15/31	85,000	71,417
4.20% 3/17/32	65,000	59,909
4.50% 3/15/29	100,000	97,940
4.95% 3/17/52	100,000	85,381
Chubb Corp.
6.00% 5/11/37	100,000	106,077
6.50% 5/15/38	200,000	220,609
Chubb INA Holdings LLC
1.38% 9/15/30	415,000	344,687
3.35% 5/3/26	95,000	93,523
4.15% 3/13/43	100,000	83,620
LVIP SSGA Bond Index Fund-37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	$106,283
CNA Financial Corp.
2.05% 8/15/30	20,000	17,174
3.90% 5/1/29	40,000	38,293
4.50% 3/1/26	100,000	99,691
5.13% 2/15/34	90,000	88,329
Corebridge Financial, Inc.
5.75% 1/15/34	350,000	356,519
6.05% 9/15/33	350,000	362,018
Enstar Group Ltd. 3.10% 9/1/31	95,000	81,227
Equitable Holdings, Inc. 5.59% 1/11/33	400,000	403,714
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	33,958
4.87% 6/1/44	100,000	86,661
F&G Annuities & Life, Inc. 6.50% 6/4/29	65,000	66,362
Fairfax Financial Holdings Ltd.
3.38% 3/3/31	180,000	160,534
6.10% 3/15/55	100,000	98,657
6.35% 3/22/54	160,000	164,752
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	45,356
4.50% 8/15/28	150,000	147,197
Globe Life, Inc. 5.85% 9/15/34	75,000	75,421
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	124,906
4.50% 4/15/26	100,000	99,349
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	63,754
2.90% 9/15/51	100,000	62,151
3.60% 8/19/49	55,000	39,984
4.30% 4/15/43	43,000	36,257
4.40% 3/15/48	100,000	83,325
6.10% 10/1/41	50,000	51,056
Kemper Corp. 3.80% 2/23/32	100,000	87,980
Loews Corp.
4.13% 5/15/43	200,000	165,776
6.00% 2/1/35	100,000	105,985
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	243,789
4.15% 3/4/26	100,000	99,364
5.38% 3/4/46	100,000	97,453
Markel Group, Inc.
5.00% 4/5/46	250,000	218,633
5.00% 5/20/49	65,000	56,545
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	90,605
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
2.38% 12/15/31	90,000	$75,447
3.75% 3/14/26	75,000	74,293
4.35% 1/30/47	45,000	37,585
4.38% 3/15/29	195,000	191,498
4.65% 3/15/30	105,000	103,703
4.75% 3/15/39	55,000	50,916
4.90% 3/15/49	90,000	80,583
5.00% 3/15/35	250,000	244,021
5.35% 11/15/44	250,000	242,547
5.40% 9/15/33	250,000	252,974
5.40% 3/15/55	140,000	134,062
Mercury General Corp. 4.40% 3/15/27	50,000	49,000
MetLife, Inc.
4.05% 3/1/45	150,000	120,069
4.60% 5/13/46	200,000	173,725
5.25% 1/15/54	250,000	233,987
5.30% 12/15/34	200,000	199,229
5.70% 6/15/35	50,000	51,450
5.88% 2/6/41	100,000	102,066
6.38% 6/15/34	100,000	107,638
6.40% 12/15/66	100,000	101,932
6.50% 12/15/32	100,000	108,847
10.75% 8/1/69	150,000	200,151
Old Republic International Corp. 3.85% 6/11/51	200,000	140,632
Principal Financial Group, Inc.
3.70% 5/15/29	50,000	47,618
5.38% 3/15/33	140,000	140,157
Progressive Corp.
2.50% 3/15/27	40,000	38,297
3.00% 3/15/32	50,000	43,919
3.70% 3/15/52	25,000	18,470
4.13% 4/15/47	200,000	161,035
4.20% 3/15/48	150,000	122,447
4.95% 6/15/33	250,000	247,511
Prudential Financial, Inc.
3.70% 3/13/51	250,000	180,908
3.88% 3/27/28	65,000	63,275
3.91% 12/7/47	163,000	124,229
4.35% 2/25/50	250,000	203,723
4.42% 3/27/48	100,000	82,544
μ4.50% 9/15/47	215,000	207,791
6.63% 6/21/40	200,000	219,187
μ6.75% 3/1/53	160,000	166,890
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	180,910
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	63,190
3.95% 9/15/26	30,000	29,581
6.00% 9/15/33	250,000	256,939
LVIP SSGA Bond Index Fund-38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	$125,632
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	94,154
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	123,414
Travelers Cos., Inc.
3.75% 5/15/46	50,000	38,260
4.00% 5/30/47	80,000	63,243
4.05% 3/7/48	200,000	160,060
4.10% 3/4/49	100,000	79,759
5.45% 5/25/53	115,000	111,884
6.25% 6/15/37	100,000	107,590
6.75% 6/20/36	100,000	111,408
Unum Group
4.00% 6/15/29	145,000	138,856
4.13% 6/15/51	200,000	147,435
5.75% 8/15/42	50,000	48,813
W.R. Berkley Corp.
3.55% 3/30/52	150,000	103,119
4.00% 5/12/50	105,000	79,522
Willis North America, Inc.
2.95% 9/15/29	65,000	59,089
3.88% 9/15/49	70,000	51,381
4.65% 6/15/27	100,000	99,761
5.35% 5/15/33	250,000	248,245
XL Group Ltd. 5.25% 12/15/43	200,000	185,342
		20,182,106
Internet–0.38%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	168,506
3.15% 2/9/51	200,000	128,767
3.25% 2/9/61	200,000	123,922
3.40% 12/6/27	210,000	202,601
4.00% 12/6/37	100,000	85,535
4.40% 12/6/57	200,000	158,317
5.25% 5/26/35	200,000	195,861
Alphabet, Inc.
0.80% 8/15/27	200,000	182,958
1.10% 8/15/30	130,000	108,100
1.90% 8/15/40	100,000	65,326
2.00% 8/15/26	250,000	240,671
2.05% 8/15/50	130,000	72,033
2.25% 8/15/60	400,000	216,661
Amazon.com, Inc.
1.00% 5/12/26	250,000	239,199
1.20% 6/3/27	90,000	83,436
1.50% 6/3/30	165,000	139,975
1.65% 5/12/28	250,000	227,668
2.10% 5/12/31	250,000	213,522
2.50% 6/3/50	80,000	47,728
2.88% 5/12/41	250,000	183,514
3.10% 5/12/51	250,000	168,509
3.25% 5/12/61	250,000	162,653
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.30% 4/13/27	250,000	$243,991
3.60% 4/13/32	500,000	462,809
3.88% 8/22/37	115,000	101,565
3.95% 4/13/52	200,000	157,707
4.05% 8/22/47	635,000	524,706
4.25% 8/22/57	205,000	167,872
4.55% 12/1/27	250,000	251,503
4.70% 12/1/32	250,000	248,525
Baidu, Inc. 4.38% 3/29/28	200,000	196,567
Booking Holdings, Inc.
3.55% 3/15/28	150,000	145,044
4.63% 4/13/30	300,000	297,209
eBay, Inc.
5.95% 11/22/27	250,000	258,301
6.30% 11/22/32	250,000	265,463
Expedia Group, Inc.
2.95% 3/15/31	80,000	70,423
3.25% 2/15/30	35,000	32,273
3.80% 2/15/28	100,000	96,592
4.63% 8/1/27	90,000	89,633
JD.com, Inc. 3.88% 4/29/26	200,000	197,440
Meta Platforms, Inc.
4.30% 8/15/29	145,000	143,180
4.60% 5/15/28	250,000	250,320
4.65% 8/15/62	1,000,000	848,669
4.75% 8/15/34	135,000	131,413
4.95% 5/15/33	250,000	250,351
5.40% 8/15/54	105,000	101,678
5.55% 8/15/64	145,000	141,351
5.60% 5/15/53	220,000	219,945
Netflix, Inc.
4.90% 8/15/34	135,000	132,206
5.40% 8/15/54	110,000	106,993
Weibo Corp. 3.38% 7/8/30	300,000	268,752
		9,817,943
Investment Companies–0.23%
Apollo Debt Solutions BDC 6.70% 7/29/31	145,000	148,915
ARES Capital Corp.
2.88% 6/15/27	150,000	142,655
3.20% 11/15/31	250,000	214,896
3.88% 1/15/26	250,000	247,141
ARES Strategic Income Fund 6.35% 8/15/29	250,000	254,460
BlackRock TCP Capital Corp. 6.95% 5/30/29	115,000	119,870
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	190,589
4.00% 1/15/29	200,000	188,974
5.60% 11/22/29	250,000	246,826
6.00% 11/22/34	250,000	243,922
LVIP SSGA Bond Index Fund-39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	$239,951
2.85% 9/30/28	250,000	226,905
5.35% 4/13/28	250,000	249,340
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	181,885
3.40% 7/15/26	200,000	193,777
5.95% 3/15/29	165,000	165,656
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	210,014
7.95% 6/13/28	250,000	265,459
FS KKR Capital Corp.
3.13% 10/12/28	150,000	135,835
3.40% 1/15/26	200,000	196,130
6.13% 1/15/30	250,000	249,816
6.88% 8/15/29	150,000	155,132
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	97,852
Golub Capital BDC, Inc.
2.50% 8/24/26	145,000	138,125
6.00% 7/15/29	250,000	249,797
HA Sustainable Infrastructure Capital, Inc. 6.38% 7/1/34	125,000	121,730
HPS Corporate Lending Fund 6.25% 9/30/29	250,000	254,279
Main Street Capital Corp. 3.00% 7/14/26	165,000	159,019
Oaktree Strategic Credit Fund 6.50% 7/23/29	40,000	40,420
Sixth Street Lending Partners 5.75% 1/15/30	100,000	98,431
Sixth Street Specialty Lending, Inc.
2.50% 8/1/26	125,000	120,027
6.95% 8/14/28	180,000	187,512
		5,935,340
Iron & Steel–0.07%
ArcelorMittal SA
6.00% 6/17/34	95,000	96,621
6.55% 11/29/27	200,000	208,046
6.80% 11/29/32	175,000	186,987
Nucor Corp.
2.70% 6/1/30	15,000	13,396
2.98% 12/15/55	400,000	237,600
3.95% 5/1/28	100,000	97,113
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	22,998
3.25% 1/15/31	60,000	54,104
3.25% 10/15/50	40,000	26,266
3.45% 4/15/30	75,000	69,548
5.38% 8/15/34	105,000	104,088
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Vale Overseas Ltd.
6.13% 6/12/33	190,000	$192,386
6.40% 6/28/54	65,000	63,906
6.88% 11/21/36	350,000	372,605
6.88% 11/10/39	170,000	180,389
		1,926,053
Leisure Time–0.01%
Brunswick Corp. 5.85% 3/18/29	115,000	116,793
Harley-Davidson, Inc. 4.63% 7/28/45	50,000	40,299
		157,092
Lodging–0.11%
Choice Hotels International, Inc.
3.70% 12/1/29	100,000	92,846
5.85% 8/1/34	160,000	160,194
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	97,230
4.85% 3/15/26	50,000	49,973
5.25% 6/30/29	140,000	140,083
5.38% 12/15/31	250,000	248,814
5.75% 1/30/27	160,000	162,460
Las Vegas Sands Corp.
6.00% 8/15/29	125,000	126,623
6.20% 8/15/34	125,000	125,700
Marriott International, Inc.
2.85% 4/15/31	220,000	192,190
3.13% 6/15/26	100,000	97,748
3.50% 10/15/32	150,000	132,330
4.00% 4/15/28	100,000	97,265
4.63% 6/15/30	135,000	132,488
5.00% 10/15/27	55,000	55,437
5.55% 10/15/28	195,000	199,231
Sands China Ltd. 3.25% 8/8/31	800,000	684,028
		2,794,640
Machinery Construction & Mining–0.07%
Caterpillar Financial Services Corp.
0.90% 3/2/26	250,000	239,948
2.40% 8/9/26	100,000	96,754
4.38% 8/16/29	195,000	192,030
4.60% 11/15/27	200,000	200,108
4.70% 11/15/29	200,000	199,258
Caterpillar, Inc.
1.90% 3/12/31	100,000	84,883
2.60% 9/19/29	150,000	136,662
3.80% 8/15/42	168,000	136,483
4.75% 5/15/64	250,000	215,039
6.05% 8/15/36	200,000	215,172
LVIP SSGA Bond Index Fund-40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Oshkosh Corp. 4.60% 5/15/28	100,000	$98,676
		1,815,013
Machinery Diversified–0.21%
CNH Industrial Capital LLC 5.50% 1/12/29	200,000	202,824
CNH Industrial NV 3.85% 11/15/27	105,000	102,559
Deere & Co.
2.88% 9/7/49	65,000	42,441
3.90% 6/9/42	150,000	125,283
5.38% 10/16/29	100,000	103,166
Dover Corp.
2.95% 11/4/29	20,000	18,231
5.38% 3/1/41	100,000	96,910
Flowserve Corp. 3.50% 10/1/30	70,000	63,857
IDEX Corp.
3.00% 5/1/30	75,000	67,888
4.95% 9/1/29	85,000	84,631
Ingersoll Rand, Inc.
5.18% 6/15/29	175,000	176,729
5.45% 6/15/34	105,000	105,709
5.70% 6/15/54	85,000	83,409
John Deere Capital Corp.
0.70% 1/15/26	100,000	96,190
1.45% 1/15/31	70,000	57,693
1.70% 1/11/27	200,000	189,140
2.35% 3/8/27	50,000	47,714
2.45% 1/9/30	85,000	76,436
2.65% 6/10/26	100,000	97,456
2.80% 9/8/27	100,000	95,830
2.80% 7/18/29	50,000	46,076
3.05% 1/6/28	100,000	96,087
3.45% 3/7/29	120,000	114,174
4.15% 9/15/27	150,000	148,550
4.35% 9/15/32	115,000	110,257
4.50% 1/16/29	210,000	208,099
4.70% 6/10/30	210,000	209,469
4.75% 1/20/28	175,000	175,897
4.90% 3/3/28	100,000	100,745
4.95% 7/14/28	55,000	55,530
5.05% 3/3/26	100,000	100,683
5.05% 6/12/34	250,000	248,903
5.10% 4/11/34	250,000	249,570
5.15% 9/8/26	100,000	101,165
5.15% 9/8/33	100,000	100,323
Nordson Corp. 4.50% 12/15/29	250,000	243,862
nVent Finance SARL 4.55% 4/15/28	100,000	98,983
Otis Worldwide Corp.
2.29% 4/5/27	90,000	85,277
2.57% 2/15/30	105,000	93,269
3.11% 2/15/40	250,000	187,013
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Otis Worldwide Corp. (continued)
3.36% 2/15/50	145,000	$99,749
5.13% 11/19/31	125,000	125,052
5.25% 8/16/28	135,000	136,662
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	80,735
4.20% 3/1/49	70,000	57,625
Xylem, Inc.
1.95% 1/30/28	115,000	105,439
3.25% 11/1/26	55,000	53,610
4.38% 11/1/46	50,000	40,645
		5,407,545
Media–0.60%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	101,399
3.50% 6/1/41	315,000	215,854
3.50% 3/1/42	160,000	108,723
3.75% 2/15/28	100,000	95,251
3.85% 4/1/61	70,000	42,181
3.90% 6/1/52	145,000	93,280
3.95% 6/30/62	250,000	152,286
4.20% 3/15/28	150,000	145,000
4.40% 4/1/33	125,000	111,674
4.80% 3/1/50	445,000	334,265
5.05% 3/30/29	100,000	97,849
5.13% 7/1/49	200,000	156,553
5.25% 4/1/53	200,000	161,424
5.38% 5/1/47	275,000	225,712
5.50% 4/1/63	200,000	159,128
5.75% 4/1/48	225,000	192,339
6.10% 6/1/29	115,000	117,223
6.38% 10/23/35	190,000	189,647
6.48% 10/23/45	565,000	533,879
Comcast Corp.
1.50% 2/15/31	200,000	162,783
1.95% 1/15/31	175,000	146,376
2.35% 1/15/27	105,000	100,378
2.45% 8/15/52	150,000	81,470
2.65% 2/1/30	100,000	89,585
2.65% 8/15/62	700,000	366,738
2.80% 1/15/51	140,000	83,209
2.89% 11/1/51	75,000	45,109
2.94% 11/1/56	269,000	156,676
2.99% 11/1/63	101,000	57,002
3.15% 3/1/26	350,000	344,638
3.15% 2/15/28	150,000	142,910
3.20% 7/15/36	150,000	121,144
3.25% 11/1/39	150,000	113,663
3.30% 2/1/27	250,000	243,348
3.30% 4/1/27	500,000	485,723
LVIP SSGA Bond Index Fund-41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.40% 7/15/46	110,000	$77,241
3.45% 2/1/50	110,000	75,312
3.55% 5/1/28	150,000	143,991
3.90% 3/1/38	150,000	126,110
3.97% 11/1/47	362,000	274,318
4.00% 8/15/47	150,000	114,444
4.00% 3/1/48	150,000	113,912
4.00% 11/1/49	79,000	59,741
4.05% 11/1/52	258,000	193,889
4.15% 10/15/28	185,000	180,418
4.20% 8/15/34	83,000	75,954
4.25% 10/15/30	165,000	159,111
4.25% 1/15/33	200,000	186,593
4.40% 8/15/35	192,000	176,891
4.60% 10/15/38	195,000	176,559
4.65% 7/15/42	24,000	21,049
4.70% 10/15/48	190,000	162,953
4.80% 5/15/33	250,000	242,862
4.95% 10/15/58	190,000	164,213
5.30% 6/1/34	250,000	249,687
5.35% 5/15/53	250,000	231,408
5.50% 11/15/32	105,000	107,596
6.50% 11/15/35	200,000	217,146
Discovery Communications LLC
3.95% 3/20/28	200,000	189,356
4.13% 5/15/29	70,000	65,218
4.90% 3/11/26	100,000	99,679
Fox Corp.
4.71% 1/25/29	405,000	400,042
5.48% 1/25/39	75,000	71,274
5.58% 1/25/49	90,000	83,630
6.50% 10/13/33	240,000	252,916
Grupo Televisa SAB
6.63% 1/15/40	100,000	90,476
8.50% 3/11/32	200,000	218,329
NBCUniversal Media LLC 4.45% 1/15/43	175,000	149,049
Paramount Global
2.90% 1/15/27	53,000	50,720
4.20% 5/19/32	50,000	44,066
4.38% 3/15/43	77,000	56,055
4.85% 7/1/42	150,000	118,449
4.90% 8/15/44	125,000	94,626
4.95% 1/15/31	400,000	373,399
5.85% 9/1/43	150,000	130,345
6.88% 4/30/36	125,000	126,555
7.88% 7/30/30	200,000	216,488
Thomson Reuters Corp. 3.35% 5/15/26	55,000	54,001
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	224,981
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable LLC
5.50% 9/1/41	100,000	$84,860
5.88% 11/15/40	100,000	89,480
6.55% 5/1/37	200,000	193,375
7.30% 7/1/38	150,000	152,599
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	91,207
2.95% 6/15/27	200,000	192,843
3.00% 7/30/46	50,000	33,538
3.70% 12/1/42	150,000	117,598
4.13% 12/1/41	100,000	83,736
4.13% 6/1/44	83,000	68,243
Walt Disney Co.
1.75% 1/13/26	145,000	141,131
2.00% 9/1/29	335,000	297,893
2.65% 1/13/31	220,000	194,752
2.75% 9/1/49	180,000	112,259
3.38% 11/15/26	60,000	58,720
3.50% 5/13/40	200,000	160,379
3.60% 1/13/51	75,000	55,122
3.80% 5/13/60	490,000	355,660
4.75% 9/15/44	60,000	53,714
4.75% 11/15/46	50,000	44,401
4.95% 10/15/45	30,000	27,423
6.40% 12/15/35	229,000	251,456
6.65% 11/15/37	175,000	195,152
		15,671,012
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.90% 1/15/43	50,000	40,220
4.38% 6/15/45	100,000	85,197
Timken Co. 4.13% 4/1/32	110,000	100,826
Valmont Industries, Inc.
5.00% 10/1/44	100,000	90,552
5.25% 10/1/54	100,000	91,541
		408,336
Mining–0.14%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	184,741
Barrick North America Finance LLC 5.75% 5/1/43	150,000	147,675
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	101,041
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	105,177
5.00% 9/30/43	500,000	467,137
5.10% 9/8/28	250,000	252,299
5.25% 9/8/33	250,000	251,221
5.50% 9/8/53	95,000	92,748
Kinross Gold Corp. 4.50% 7/15/27	400,000	396,261
LVIP SSGA Bond Index Fund-42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Newmont Corp.
2.60% 7/15/32	200,000	$169,881
4.88% 3/15/42	400,000	364,715
6.25% 10/1/39	100,000	105,226
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	158,210
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	121,975
5.20% 11/2/40	100,000	96,245
7.13% 7/15/28	75,000	80,509
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	125,495
Southern Copper Corp.
5.25% 11/8/42	150,000	135,624
5.88% 4/23/45	69,000	67,371
6.75% 4/16/40	110,000	117,748
7.50% 7/27/35	200,000	227,744
		3,769,043
Miscellaneous Manufacturing–0.09%
3M Co.
2.38% 8/26/29	150,000	134,603
2.88% 10/15/27	150,000	143,610
3.25% 8/26/49	85,000	57,485
3.38% 3/1/29	100,000	94,303
3.63% 10/15/47	150,000	109,059
3.88% 6/15/44	150,000	117,769
4.00% 9/14/48	65,000	51,113
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	122,413
3.75% 12/1/27	100,000	97,354
Eaton Corp.
3.10% 9/15/27	100,000	96,302
3.92% 9/15/47	100,000	77,935
4.15% 11/2/42	150,000	126,471
4.35% 5/18/28	105,000	104,115
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	145,660
3.90% 9/1/42	150,000	122,540
4.88% 9/15/41	100,000	93,541
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	51,487
4.00% 6/14/49	55,000	42,933
6.25% 5/15/38	350,000	373,586
Textron, Inc.
3.00% 6/1/30	100,000	89,911
3.38% 3/1/28	50,000	47,532
3.65% 3/15/27	50,000	48,723
		2,348,445
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	172,632
3.57% 12/1/31	250,000	222,505
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment (continued)
CDW LLC/CDW Finance Corp. (continued)
5.55% 8/22/34	175,000	$172,486
		567,623
Oil & Gas–0.83%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	220,037
2.72% 1/12/32	210,000	179,696
2.77% 11/10/50	165,000	98,974
2.94% 6/4/51	320,000	198,111
3.00% 2/24/50	90,000	57,217
3.00% 3/17/52	100,000	62,397
3.02% 1/16/27	250,000	242,308
3.12% 5/4/26	75,000	73,655
3.38% 2/8/61	300,000	189,767
3.41% 2/11/26	200,000	197,547
4.23% 11/6/28	400,000	391,613
4.81% 2/13/33	35,000	33,834
4.89% 9/11/33	190,000	183,794
4.97% 10/17/29	250,000	251,177
4.99% 4/10/34	250,000	243,147
5.23% 11/17/34	250,000	246,221
BP Capital Markets PLC
3.28% 9/19/27	150,000	145,014
3.72% 11/28/28	90,000	86,583
Burlington Resources LLC 7.20% 8/15/31	100,000	110,849
Canadian Natural Resources Ltd.
2.95% 7/15/30	50,000	44,407
4.95% 6/1/47	100,000	85,758
5.00% 12/15/29	200,000	197,772
5.85% 2/1/35	200,000	200,763
6.25% 3/15/38	150,000	153,244
Cenovus Energy, Inc. 5.40% 6/15/47	298,000	265,189
Chevron Corp.
2.24% 5/11/30	125,000	110,093
2.95% 5/16/26	200,000	196,095
Chevron USA, Inc.
1.02% 8/12/27	85,000	77,785
2.34% 8/12/50	125,000	70,259
3.25% 10/15/29	100,000	94,103
3.85% 1/15/28	150,000	147,960
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	174,381
ConocoPhillips Co.
3.80% 3/15/52	110,000	80,301
4.03% 3/15/62	107,000	77,315
4.30% 11/15/44	150,000	125,432
4.70% 1/15/30	250,000	247,244
5.00% 1/15/35	250,000	242,844
LVIP SSGA Bond Index Fund-43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co. (continued)
5.05% 9/15/33	145,000	$143,069
5.30% 5/15/53	180,000	166,519
5.50% 1/15/55	145,000	137,880
5.65% 1/15/65	145,000	137,050
6.50% 2/1/39	380,000	415,360
6.95% 4/15/29	200,000	216,868
Coterra Energy, Inc.
3.90% 5/15/27	215,000	210,167
4.38% 3/15/29	50,000	48,351
Devon Energy Corp.
4.75% 5/15/42	100,000	83,016
5.00% 6/15/45	70,000	58,465
5.20% 9/15/34	250,000	237,318
5.60% 7/15/41	100,000	92,425
5.75% 9/15/54	250,000	226,799
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	83,974
3.25% 12/1/26	110,000	107,120
3.50% 12/1/29	200,000	186,012
4.25% 3/15/52	60,000	45,246
4.40% 3/24/51	70,000	54,236
5.15% 1/30/30	125,000	125,266
5.20% 4/18/27	50,000	50,479
5.40% 4/18/34	105,000	103,240
5.75% 4/18/54	75,000	70,382
6.25% 3/15/53	200,000	199,515
EOG Resources, Inc.
3.90% 4/1/35	150,000	133,358
4.15% 1/15/26	100,000	99,500
EQT Corp. 5.75% 2/1/34	350,000	347,907
Equinor ASA
1.75% 1/22/26	220,000	213,586
2.38% 5/22/30	200,000	177,392
3.25% 11/18/49	110,000	75,172
3.63% 9/10/28	150,000	145,146
3.95% 5/15/43	250,000	204,803
4.80% 11/8/43	150,000	137,971
5.10% 8/17/40	200,000	192,589
Expand Energy Corp. 5.70% 1/15/35	210,000	206,112
Exxon Mobil Corp.
3.00% 8/16/39	200,000	151,259
3.04% 3/1/26	750,000	738,208
3.10% 8/16/49	200,000	133,237
3.57% 3/6/45	200,000	150,339
4.11% 3/1/46	165,000	133,833
4.33% 3/19/50	400,000	328,957
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	37,434
Hess Corp.
4.30% 4/1/27	150,000	148,469
5.60% 2/15/41	200,000	197,515
5.80% 4/1/47	150,000	150,095
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess Corp. (continued)
7.13% 3/15/33	100,000	$110,827
Marathon Petroleum Corp.
3.80% 4/1/28	120,000	115,779
4.50% 4/1/48	50,000	39,038
5.13% 12/15/26	150,000	150,816
6.50% 3/1/41	145,000	150,232
Occidental Petroleum Corp.
5.20% 8/1/29	160,000	158,745
5.55% 10/1/34	145,000	141,038
6.05% 10/1/54	125,000	118,599
6.45% 9/15/36	500,000	511,865
8.88% 7/15/30	500,000	571,026
Ovintiv, Inc.
5.65% 5/15/28	175,000	177,455
6.25% 7/15/33	115,000	117,715
Patterson-UTI Energy, Inc. 7.15% 10/1/33	95,000	99,550
Phillips 66 Co.
1.30% 2/15/26	40,000	38,540
3.15% 12/15/29	100,000	91,757
3.30% 3/15/52	65,000	41,807
3.55% 10/1/26	100,000	98,188
3.75% 3/1/28	50,000	48,408
3.90% 3/15/28	200,000	193,916
4.68% 2/15/45	40,000	33,417
4.88% 11/15/44	180,000	155,308
4.90% 10/1/46	100,000	85,990
5.88% 5/1/42	250,000	248,482
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	111,006
1.90% 8/15/30	200,000	170,408
2.15% 1/15/31	90,000	76,390
Shell Finance U.S., Inc.
2.75% 4/6/30	315,000	283,908
3.25% 4/6/50	500,000	336,880
3.75% 9/12/46	150,000	112,758
4.00% 5/10/46	350,000	273,825
4.13% 5/11/35	156,000	143,000
4.38% 5/11/45	167,000	139,630
Shell International Finance BV
2.50% 9/12/26	150,000	145,127
2.88% 5/10/26	400,000	391,083
5.50% 3/25/40	100,000	99,762
6.38% 12/15/38	300,000	326,514
Suncor Energy, Inc.
3.75% 3/4/51	70,000	49,063
4.00% 11/15/47	70,000	51,914
6.80% 5/15/38	55,000	58,555
6.85% 6/1/39	100,000	108,293
7.15% 2/1/32	25,000	27,167
LVIP SSGA Bond Index Fund-44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
TotalEnergies Capital International SA
2.83% 1/10/30	100,000	$91,003
2.99% 6/29/41	200,000	143,443
3.13% 5/29/50	200,000	131,022
3.39% 6/29/60	200,000	129,654
3.46% 2/19/29	200,000	190,560
3.46% 7/12/49	100,000	70,275
TotalEnergies Capital SA
4.72% 9/10/34	125,000	120,152
5.28% 9/10/54	250,000	231,136
5.43% 9/10/64	250,000	231,862
Valero Energy Corp.
4.00% 4/1/29	100,000	95,951
4.00% 6/1/52	55,000	39,206
4.35% 6/1/28	120,000	117,609
6.63% 6/15/37	300,000	314,682
7.50% 4/15/32	100,000	112,237
		21,527,098
Oil & Gas Services–0.07%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	189,889
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06% 12/15/26	200,000	190,502
4.08% 12/15/47	200,000	157,360
4.49% 5/1/30	30,000	29,389
Halliburton Co.
2.92% 3/1/30	150,000	134,985
4.75% 8/1/43	200,000	174,244
4.85% 11/15/35	100,000	95,020
5.00% 11/15/45	283,000	252,657
NOV, Inc. 3.95% 12/1/42	150,000	111,309
Schlumberger Investment SA
4.50% 5/15/28	250,000	248,022
5.00% 6/1/34	250,000	245,318
		1,828,695
Packaging & Containers–0.06%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	162,028
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	197,648
Amcor Group Finance PLC 5.45% 5/23/29	250,000	252,066
Berry Global, Inc. 5.80% 6/15/31	250,000	254,462
Packaging Corp. of America
3.00% 12/15/29	50,000	45,574
3.05% 10/1/51	45,000	28,880
3.40% 12/15/27	70,000	67,421
4.05% 12/15/49	25,000	19,186
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Smurfit Westrock Financing DAC 5.42% 1/15/35	200,000	$198,551
WestRock MWV LLC 8.20% 1/15/30	150,000	170,179
WRKCo, Inc.
3.90% 6/1/28	50,000	48,223
4.00% 3/15/28	100,000	96,941
4.20% 6/1/32	50,000	46,581
		1,587,740
Pharmaceuticals–1.21%
AbbVie, Inc.
2.95% 11/21/26	250,000	242,865
3.20% 5/14/26	200,000	196,442
3.20% 11/21/29	525,000	487,280
4.05% 11/21/39	250,000	213,582
4.25% 11/21/49	525,000	426,848
4.30% 5/14/36	150,000	136,971
4.40% 11/6/42	300,000	259,655
4.45% 5/14/46	200,000	170,008
4.55% 3/15/35	250,000	235,057
4.63% 10/1/42	125,000	110,600
4.80% 3/15/27	800,000	804,585
4.85% 6/15/44	250,000	226,594
5.50% 3/15/64	1,000,000	954,753
Astrazeneca Finance LLC
1.20% 5/28/26	65,000	62,132
2.25% 5/28/31	55,000	46,844
4.88% 3/3/28	500,000	502,939
4.88% 3/3/33	500,000	494,156
AstraZeneca PLC
1.38% 8/6/30	200,000	166,599
2.13% 8/6/50	95,000	51,681
3.00% 5/28/51	30,000	19,617
4.00% 1/17/29	105,000	102,154
4.38% 11/16/45	95,000	81,464
4.38% 8/17/48	125,000	105,919
Becton Dickinson & Co.
1.96% 2/11/31	165,000	137,457
3.70% 6/6/27	196,000	191,362
3.79% 5/20/50	200,000	147,624
4.67% 6/6/47	125,000	106,987
4.69% 2/13/28	75,000	74,630
4.87% 2/8/29	250,000	249,320
Bristol-Myers Squibb Co.
1.13% 11/13/27	150,000	136,596
1.45% 11/13/30	90,000	74,545
2.35% 11/13/40	65,000	42,998
2.55% 11/13/50	90,000	52,092
2.95% 3/15/32	70,000	60,954
3.20% 6/15/26	120,000	117,871
3.25% 8/1/42	100,000	73,415
3.40% 7/26/29	217,000	204,823
3.55% 3/15/42	45,000	34,785
3.70% 3/15/52	105,000	76,453
LVIP SSGA Bond Index Fund-45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
3.90% 2/20/28	250,000	$244,759
3.90% 3/15/62	95,000	67,958
4.13% 6/15/39	585,000	504,963
4.25% 10/26/49	210,000	169,640
4.35% 11/15/47	200,000	165,142
4.55% 2/20/48	250,000	212,358
4.90% 2/22/29	225,000	226,094
5.20% 2/22/34	185,000	184,769
5.50% 2/22/44	45,000	44,597
5.55% 2/22/54	1,120,000	1,086,489
Cardinal Health, Inc.
3.41% 6/15/27	250,000	242,298
4.37% 6/15/47	100,000	79,799
4.90% 9/15/45	100,000	86,520
5.35% 11/15/34	250,000	244,636
Cencora, Inc.
2.70% 3/15/31	200,000	173,471
2.80% 5/15/30	50,000	44,887
3.45% 12/15/27	100,000	96,774
4.30% 12/15/47	100,000	80,654
5.13% 2/15/34	180,000	176,677
CVS Health Corp.
1.30% 8/21/27	415,000	376,032
1.75% 8/21/30	250,000	203,505
1.88% 2/28/31	160,000	128,981
2.88% 6/1/26	250,000	242,771
3.00% 8/15/26	65,000	62,963
3.25% 8/15/29	85,000	77,384
3.75% 4/1/30	200,000	183,193
4.13% 4/1/40	300,000	234,330
4.30% 3/25/28	323,000	312,957
4.78% 3/25/38	810,000	700,384
4.88% 7/20/35	225,000	204,392
5.00% 2/20/26	70,000	69,928
5.00% 1/30/29	90,000	88,791
5.13% 2/21/30	100,000	97,895
5.13% 7/20/45	215,000	180,635
5.25% 2/21/33	100,000	95,866
5.30% 6/1/33	95,000	91,071
5.40% 6/1/29	165,000	165,069
5.63% 2/21/53	100,000	88,694
5.70% 6/1/34	250,000	245,732
5.88% 6/1/53	140,000	128,428
6.00% 6/1/44	200,000	189,132
6.05% 6/1/54	200,000	187,608
Eli Lilly & Co.
2.25% 5/15/50	250,000	140,505
2.50% 9/15/60	250,000	133,149
3.38% 3/15/29	65,000	61,903
4.15% 8/14/27	140,000	139,242
4.20% 8/14/29	45,000	44,058
4.60% 8/14/34	180,000	172,814
4.70% 2/9/34	500,000	484,655
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
5.00% 2/9/54	175,000	$160,827
5.05% 8/14/54	100,000	92,631
5.20% 8/14/64	90,000	83,793
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	156,024
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	102,022
6.38% 5/15/38	450,000	487,739
Johnson & Johnson
0.95% 9/1/27	155,000	142,062
2.10% 9/1/40	335,000	222,644
2.45% 3/1/26	150,000	146,645
2.45% 9/1/60	165,000	89,478
2.90% 1/15/28	150,000	143,530
2.95% 3/3/27	200,000	194,003
3.40% 1/15/38	150,000	125,440
3.50% 1/15/48	95,000	71,362
3.55% 3/1/36	70,000	61,126
3.70% 3/1/46	80,000	63,242
3.75% 3/3/47	200,000	157,551
4.38% 12/5/33	183,000	177,375
4.80% 6/1/29	165,000	166,617
4.85% 5/15/41	100,000	96,456
4.95% 6/1/34	105,000	104,997
5.25% 6/1/54	110,000	107,415
5.85% 7/15/38	100,000	106,672
McKesson Corp.
4.25% 9/15/29	125,000	122,214
5.10% 7/15/33	200,000	198,922
Mead Johnson Nutrition Co. 5.90% 11/1/39	50,000	51,305
Merck & Co., Inc.
0.75% 2/24/26	215,000	206,167
1.45% 6/24/30	105,000	88,059
1.70% 6/10/27	100,000	93,756
1.90% 12/10/28	100,000	90,225
2.15% 12/10/31	95,000	79,449
2.35% 6/24/40	145,000	98,156
2.45% 6/24/50	100,000	57,567
2.75% 12/10/51	100,000	60,605
2.90% 12/10/61	55,000	31,542
3.40% 3/7/29	200,000	190,269
3.60% 9/15/42	100,000	77,632
3.90% 3/7/39	200,000	169,287
4.00% 3/7/49	135,000	105,720
4.15% 5/18/43	242,000	202,645
4.50% 5/17/33	145,000	139,697
4.90% 5/17/44	150,000	138,510
5.00% 5/17/53	250,000	227,569
Mylan, Inc.
4.55% 4/15/28	150,000	146,958
5.20% 4/15/48	150,000	123,958
5.40% 11/29/43	133,000	119,013
LVIP SSGA Bond Index Fund-46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novartis Capital Corp.
2.00% 2/14/27	150,000	$142,645
2.20% 8/14/30	150,000	131,357
2.75% 8/14/50	100,000	63,413
3.10% 5/17/27	125,000	121,203
3.70% 9/21/42	150,000	120,772
4.40% 5/6/44	250,000	219,340
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	195,000	194,706
4.45% 5/19/28	500,000	495,607
4.65% 5/19/30	250,000	247,363
4.75% 5/19/33	265,000	257,496
5.11% 5/19/43	250,000	234,679
5.30% 5/19/53	760,000	711,605
5.34% 5/19/63	250,000	229,486
Pfizer, Inc.
1.70% 5/28/30	125,000	106,510
1.75% 8/18/31	100,000	82,355
2.55% 5/28/40	300,000	207,307
2.70% 5/28/50	115,000	70,753
2.75% 6/3/26	150,000	146,422
3.45% 3/15/29	250,000	238,315
3.60% 9/15/28	250,000	242,028
3.90% 3/15/39	50,000	42,169
4.00% 12/15/36	100,000	89,146
4.00% 3/15/49	200,000	156,967
4.10% 9/15/38	150,000	131,000
4.20% 9/15/48	100,000	80,998
7.20% 3/15/39	300,000	350,685
Sanofi SA 3.63% 6/19/28	150,000	145,372
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	293,139
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	172,329
3.03% 7/9/40	200,000	144,968
3.18% 7/9/50	200,000	129,562
3.38% 7/9/60	200,000	126,779
5.00% 11/26/28	200,000	200,449
Utah Acquisition Sub, Inc.
3.95% 6/15/26	151,000	148,601
5.25% 6/15/46	160,000	134,717
Viatris, Inc.
2.70% 6/22/30	95,000	82,409
4.00% 6/22/50	95,000	64,726
Wyeth LLC
5.95% 4/1/37	350,000	365,381
6.00% 2/15/36	100,000	105,273
6.50% 2/1/34	100,000	108,815
Zoetis, Inc.
3.00% 9/12/27	100,000	95,835
3.00% 5/15/50	145,000	93,007
3.90% 8/20/28	50,000	48,470
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.95% 9/12/47	100,000	$77,701
4.45% 8/20/48	50,000	41,169
4.70% 2/1/43	150,000	133,303
5.60% 11/16/32	135,000	139,183
		31,589,600
Pipelines–0.85%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	40,202
4.45% 7/15/27	70,000	69,262
5.63% 8/1/34	250,000	248,984
5.95% 6/1/26	50,000	50,593
Cheniere Corpus Christi Holdings LLC 3.70% 11/15/29	230,000	215,930
Cheniere Energy Partners LP
5.75% 8/15/34	350,000	352,324
5.95% 6/30/33	250,000	255,922
Columbia Pipeline Group, Inc. 5.80% 6/1/45	100,000	96,360
Enbridge, Inc.
1.60% 10/4/26	110,000	104,119
3.40% 8/1/51	140,000	93,619
4.25% 12/1/26	100,000	99,046
5.25% 4/5/27	180,000	182,142
5.30% 4/5/29	250,000	252,542
5.50% 12/1/46	100,000	95,231
5.63% 4/5/34	155,000	155,913
5.70% 3/8/33	600,000	606,233
5.95% 4/5/54	145,000	143,315
Energy Transfer LP
3.75% 5/15/30	105,000	97,962
3.90% 7/15/26	100,000	98,685
4.00% 10/1/27	245,000	239,602
4.20% 4/15/27	150,000	148,001
4.40% 3/15/27	100,000	99,041
4.95% 6/15/28	75,000	74,868
5.00% 5/15/44	70,000	60,191
5.00% 5/15/50	315,000	267,232
5.15% 3/15/45	150,000	131,270
5.30% 4/1/44	200,000	178,884
5.30% 4/15/47	150,000	132,653
5.40% 10/1/47	245,000	220,114
5.60% 9/1/34	700,000	699,385
5.80% 6/15/38	100,000	98,287
5.95% 10/1/43	125,000	121,306
6.00% 6/15/48	100,000	96,591
6.10% 12/1/28	180,000	186,961
6.50% 2/1/42	150,000	155,338
6.55% 12/1/33	145,000	154,356
7.50% 7/1/38	200,000	226,372
EnLink Midstream LLC 5.65% 9/1/34	125,000	124,583
LVIP SSGA Bond Index Fund-47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	$94,922
3.13% 7/31/29	150,000	139,578
3.20% 2/15/52	350,000	227,328
3.30% 2/15/53	85,000	55,876
3.70% 2/15/26	150,000	148,561
3.95% 2/15/27	245,000	241,576
4.15% 10/16/28	100,000	97,602
4.20% 1/31/50	100,000	78,657
4.25% 2/15/48	90,000	72,204
4.45% 2/15/43	125,000	106,546
4.80% 2/1/49	100,000	86,061
4.85% 1/31/34	250,000	241,816
4.85% 8/15/42	200,000	180,548
4.85% 3/15/44	125,000	111,720
4.90% 5/15/46	100,000	88,925
4.95% 2/15/35	140,000	135,496
5.55% 2/16/55	125,000	120,246
5.70% 2/15/42	150,000	149,817
5.95% 2/1/41	100,000	102,701
6.13% 10/15/39	50,000	51,834
7.55% 4/15/38	100,000	117,082
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	217,714
5.80% 3/15/35	150,000	150,897
6.50% 9/1/39	100,000	104,486
6.55% 9/15/40	200,000	207,801
7.75% 3/15/32	200,000	225,752
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	90,063
2.00% 2/15/31	140,000	117,187
3.25% 8/1/50	145,000	91,828
3.60% 2/15/51	280,000	189,003
4.30% 3/1/28	200,000	196,273
5.10% 8/1/29	115,000	114,984
5.20% 6/1/33	70,000	68,383
5.20% 3/1/48	150,000	132,298
5.55% 6/1/45	200,000	186,919
5.95% 8/1/54	180,000	175,854
MPLX LP
1.75% 3/1/26	70,000	67,584
2.65% 8/15/30	390,000	341,261
4.00% 3/15/28	175,000	169,781
4.13% 3/1/27	165,000	162,551
4.25% 12/1/27	50,000	49,215
4.50% 4/15/38	290,000	252,746
4.70% 4/15/48	115,000	94,230
4.90% 4/15/58	50,000	40,370
5.00% 3/1/33	145,000	139,260
5.20% 3/1/47	165,000	146,486
5.20% 12/1/47	90,000	79,625
5.50% 6/1/34	140,000	137,980
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK Partners LP
6.13% 2/1/41	100,000	$99,589
6.20% 9/15/43	178,000	177,522
6.65% 10/1/36	100,000	106,229
ONEOK, Inc.
3.10% 3/15/30	100,000	90,670
3.40% 9/1/29	150,000	139,468
3.95% 3/1/50	155,000	111,770
4.00% 7/13/27	85,000	83,481
4.20% 10/3/47	100,000	75,817
4.25% 9/24/27	75,000	73,911
4.25% 9/15/46	180,000	138,290
4.45% 9/1/49	60,000	46,796
4.50% 3/15/50	100,000	78,470
4.55% 7/15/28	150,000	147,818
4.75% 10/15/31	100,000	96,731
4.95% 7/13/47	100,000	84,612
5.00% 3/1/26	100,000	100,154
5.05% 11/1/34	100,000	95,635
5.20% 7/15/48	75,000	66,049
5.70% 11/1/54	100,000	94,030
5.85% 11/1/64	100,000	93,556
6.05% 9/1/33	105,000	108,048
6.63% 9/1/53	250,000	262,855
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	79,177
4.50% 12/15/26	100,000	99,532
5.15% 6/1/42	200,000	177,498
6.65% 1/15/37	125,000	130,994
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	68,344
4.50% 5/15/30	255,000	247,012
5.90% 9/15/37	250,000	253,902
Spectra Energy Partners LP
3.38% 10/15/26	145,000	141,571
4.50% 3/15/45	50,000	41,117
Targa Resources Corp.
5.50% 2/15/35	195,000	191,845
6.13% 3/15/33	175,000	180,425
6.50% 2/15/53	250,000	260,544
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88% 2/1/31	700,000	675,879
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	171,014
TransCanada PipeLines Ltd.
4.10% 4/15/30	500,000	474,759
4.25% 5/15/28	150,000	146,429
4.63% 3/1/34	200,000	186,141
4.88% 1/15/26	100,000	99,971
6.10% 6/1/40	100,000	101,607
7.25% 8/15/38	100,000	112,284
LVIP SSGA Bond Index Fund-48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	$91,100
3.95% 5/15/50	200,000	147,828
4.00% 3/15/28	100,000	97,142
4.45% 8/1/42	100,000	84,414
4.60% 3/15/48	100,000	83,077
Valero Energy Partners LP 4.50% 3/15/28	100,000	98,581
Western Midstream Operating LP
5.45% 11/15/34	350,000	338,071
6.15% 4/1/33	155,000	157,986
6.35% 1/15/29	165,000	170,638
Williams Cos., Inc.
2.60% 3/15/31	135,000	116,251
3.50% 11/15/30	150,000	137,824
3.75% 6/15/27	250,000	243,680
4.85% 3/1/48	70,000	59,619
4.90% 3/15/29	250,000	248,150
5.30% 8/15/28	350,000	353,344
5.40% 3/2/26	235,000	236,585
5.75% 6/24/44	95,000	92,042
		22,240,924
Private Equity–0.04%
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45% 4/15/50	150,000	102,777
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	69,516
3.50% 3/30/51	200,000	137,853
3.90% 1/25/28	100,000	97,285
4.70% 9/20/47	150,000	129,277
5.68% 1/15/35	250,000	251,745
5.97% 3/4/54	250,000	252,690
		1,041,143
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	299,554
		299,554
Real Estate Investment Trusts–0.99%
Agree LP 5.63% 6/15/34	60,000	60,175
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	99,639
2.75% 12/15/29	100,000	89,447
2.95% 3/15/34	40,000	32,930
3.00% 5/18/51	250,000	152,988
3.38% 8/15/31	60,000	53,696
3.55% 3/15/52	70,000	47,640
3.95% 1/15/27	25,000	24,594
3.95% 1/15/28	100,000	97,212
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
4.00% 2/1/50	100,000	$74,223
4.50% 7/30/29	110,000	107,522
American Homes 4 Rent LP
2.38% 7/15/31	80,000	66,933
3.63% 4/15/32	140,000	125,152
5.50% 2/1/34	250,000	248,968
American Tower Corp.
1.50% 1/31/28	50,000	45,121
1.60% 4/15/26	100,000	96,033
1.88% 10/15/30	250,000	209,494
2.10% 6/15/30	25,000	21,423
2.70% 4/15/31	100,000	86,331
2.95% 1/15/51	50,000	30,917
3.10% 6/15/50	300,000	192,430
3.13% 1/15/27	200,000	193,493
3.38% 10/15/26	200,000	195,354
3.60% 1/15/28	100,000	96,142
3.65% 3/15/27	160,000	156,220
3.80% 8/15/29	265,000	250,867
5.40% 1/31/35	125,000	123,635
5.50% 3/15/28	250,000	253,695
5.80% 11/15/28	140,000	143,723
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	89,350
2.45% 1/15/31	105,000	91,112
2.90% 10/15/26	50,000	48,470
3.20% 1/15/28	85,000	81,351
3.30% 6/1/29	60,000	56,266
3.90% 10/15/46	50,000	38,876
4.15% 7/1/47	50,000	39,821
5.35% 6/1/34	115,000	115,617
Boston Properties LP
2.45% 10/1/33	100,000	77,056
2.55% 4/1/32	150,000	121,436
2.75% 10/1/26	300,000	288,743
3.40% 6/21/29	150,000	137,646
3.65% 2/1/26	100,000	98,561
4.50% 12/1/28	70,000	68,113
5.75% 1/15/35	250,000	245,084
Brixmor Operating Partnership LP
3.90% 3/15/27	100,000	97,952
4.05% 7/1/30	300,000	283,620
4.13% 6/15/26	50,000	49,468
Camden Property Trust
3.15% 7/1/29	125,000	116,105
3.35% 11/1/49	40,000	27,509
4.90% 1/15/34	250,000	242,673
COPT Defense Properties LP
2.25% 3/15/26	90,000	87,097
2.75% 4/15/31	100,000	85,365
Cousins Properties LP 5.38% 2/15/32	60,000	58,927
LVIP SSGA Bond Index Fund-49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle, Inc.
1.05% 7/15/26	200,000	$188,968
2.10% 4/1/31	200,000	165,532
2.25% 1/15/31	40,000	33,614
2.90% 4/1/41	200,000	139,111
3.25% 1/15/51	150,000	97,726
3.65% 9/1/27	140,000	135,765
3.80% 2/15/28	150,000	144,336
4.00% 3/1/27	40,000	39,304
4.45% 2/15/26	365,000	363,630
4.75% 5/15/47	25,000	21,179
5.00% 1/11/28	70,000	69,938
5.20% 2/15/49	100,000	89,251
5.60% 6/1/29	125,000	127,418
CubeSmart LP
2.00% 2/15/31	160,000	132,772
3.00% 2/15/30	100,000	89,982
3.13% 9/1/26	50,000	48,605
4.38% 2/15/29	30,000	29,114
Digital Realty Trust LP
3.60% 7/1/29	65,000	61,467
3.70% 8/15/27	100,000	97,208
5.55% 1/15/28	175,000	177,824
DOC Dr. LLC
2.63% 11/1/31	50,000	42,255
3.95% 1/15/28	100,000	97,038
4.30% 3/15/27	50,000	49,462
Equinix Europe 2 Financing Corp. LLC 5.50% 6/15/34	110,000	110,419
Equinix, Inc.
1.55% 3/15/28	125,000	112,591
2.15% 7/15/30	55,000	47,335
2.90% 11/18/26	90,000	86,867
2.95% 9/15/51	250,000	153,349
3.00% 7/15/50	45,000	28,378
3.20% 11/18/29	90,000	82,740
3.90% 4/15/32	200,000	184,212
ERP Operating LP
2.50% 2/15/30	100,000	88,981
2.85% 11/1/26	140,000	135,570
3.00% 7/1/29	100,000	92,286
4.15% 12/1/28	100,000	97,735
4.50% 6/1/45	50,000	42,325
Essex Portfolio LP
1.65% 1/15/31	250,000	203,349
1.70% 3/1/28	210,000	189,879
3.00% 1/15/30	100,000	90,460
3.38% 4/15/26	50,000	49,084
4.00% 3/1/29	100,000	96,151
Extra Space Storage LP
2.20% 10/15/30	235,000	199,951
3.50% 7/1/26	100,000	98,136
3.90% 4/1/29	20,000	19,120
4.00% 6/15/29	100,000	95,700
5.50% 7/1/30	145,000	147,523
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Federal Realty OP LP
1.25% 2/15/26	50,000	$47,998
3.25% 7/15/27	100,000	96,218
5.38% 5/1/28	200,000	202,020
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	42,825
4.00% 1/15/30	95,000	88,481
4.00% 1/15/31	50,000	45,733
5.38% 4/15/26	145,000	145,002
5.63% 9/15/34	250,000	245,986
5.75% 6/1/28	75,000	75,684
6.25% 9/15/54	180,000	179,647
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	89,931
2.40% 3/15/30	100,000	85,743
3.10% 2/15/30	50,000	44,934
3.50% 8/1/26	95,000	92,841
3.75% 7/1/27	50,000	48,580
Healthpeak OP LLC
2.13% 12/1/28	160,000	143,827
3.00% 1/15/30	150,000	135,745
5.25% 12/15/32	250,000	248,128
Highwoods Realty LP
2.60% 2/1/31	65,000	54,140
3.88% 3/1/27	60,000	58,333
4.20% 4/15/29	100,000	94,920
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	119,119
3.38% 12/15/29	150,000	137,226
3.50% 9/15/30	70,000	63,395
5.50% 4/15/35	250,000	244,719
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	90,261
2.70% 1/15/34	100,000	79,713
5.50% 8/15/33	250,000	248,537
Kilroy Realty LP
2.50% 11/15/32	50,000	38,795
3.05% 2/15/30	100,000	87,768
4.25% 8/15/29	150,000	141,339
Kimco Realty OP LLC
2.25% 12/1/31	70,000	58,085
2.80% 10/1/26	100,000	96,725
3.80% 4/1/27	100,000	97,939
4.13% 12/1/46	100,000	78,562
4.45% 9/1/47	100,000	82,410
Kite Realty Group LP
4.00% 10/1/26	50,000	49,228
4.95% 12/15/31	175,000	170,263
Mid-America Apartments LP
1.70% 2/15/31	50,000	41,168
3.95% 3/15/29	100,000	96,318
4.20% 6/15/28	100,000	97,768
LVIP SSGA Bond Index Fund-50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments LP (continued)
4.95% 3/1/35	250,000	$240,909
National Health Investors, Inc. 3.00% 2/1/31	25,000	21,476
NNN REIT, Inc.
2.50% 4/15/30	150,000	131,289
3.00% 4/15/52	50,000	30,348
3.10% 4/15/50	150,000	94,387
3.50% 4/15/51	90,000	60,833
3.60% 12/15/26	100,000	97,882
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	125,440
3.38% 2/1/31	50,000	44,343
3.63% 10/1/29	100,000	92,236
4.50% 4/1/27	200,000	197,440
5.25% 1/15/26	100,000	100,119
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	27,798
3.15% 8/15/30	200,000	171,549
Prologis LP
1.25% 10/15/30	115,000	94,260
1.63% 3/15/31	200,000	163,300
1.75% 7/1/30	100,000	84,289
2.13% 4/15/27	50,000	47,371
2.13% 10/15/50	85,000	44,551
2.25% 4/15/30	95,000	83,103
3.00% 4/15/50	50,000	32,044
3.88% 9/15/28	65,000	62,910
4.38% 2/1/29	125,000	122,862
4.38% 9/15/48	50,000	41,283
4.75% 6/15/33	200,000	193,571
5.13% 1/15/34	140,000	137,967
Public Storage Operating Co.
0.88% 2/15/26	125,000	119,960
1.50% 11/9/26	50,000	47,298
1.95% 11/9/28	85,000	76,504
2.25% 11/9/31	65,000	54,370
3.09% 9/15/27	60,000	57,695
3.39% 5/1/29	65,000	61,336
5.10% 8/1/33	50,000	49,776
5.35% 8/1/53	200,000	190,110
Realty Income Corp.
0.75% 3/15/26	195,000	185,922
1.80% 3/15/33	125,000	95,652
2.10% 3/15/28	100,000	91,905
2.20% 6/15/28	65,000	59,481
2.70% 2/15/32	125,000	106,105
2.85% 12/15/32	95,000	80,247
3.10% 12/15/29	100,000	91,809
3.40% 1/15/30	100,000	92,964
3.95% 8/15/27	80,000	78,657
4.00% 7/15/29	45,000	43,276
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. (continued)
4.65% 3/15/47	100,000	$86,151
4.70% 12/15/28	175,000	174,123
4.75% 2/15/29	250,000	248,151
4.88% 6/1/26	95,000	95,230
5.05% 1/13/26	55,000	54,967
Regency Centers LP
3.70% 6/15/30	105,000	98,068
4.13% 3/15/28	100,000	97,553
4.40% 2/1/47	165,000	135,790
5.10% 1/15/35	160,000	156,223
Sabra Health Care LP 3.90% 10/15/29	100,000	93,456
Safehold GL Holdings LLC 5.65% 1/15/35	250,000	243,938
Simon Property Group LP
1.38% 1/15/27	50,000	46,886
1.75% 2/1/28	250,000	228,698
2.20% 2/1/31	250,000	212,643
2.25% 1/15/32	50,000	41,503
2.45% 9/13/29	150,000	134,881
2.65% 7/15/30	200,000	178,010
3.25% 9/13/49	100,000	67,169
3.38% 6/15/27	200,000	194,465
5.50% 3/8/33	250,000	254,192
Store Capital LLC
2.70% 12/1/31	100,000	82,277
2.75% 11/18/30	50,000	43,151
4.50% 3/15/28	50,000	48,475
4.63% 3/15/29	100,000	96,326
Sun Communities Operating LP
2.30% 11/1/28	65,000	58,597
2.70% 7/15/31	40,000	33,632
5.50% 1/15/29	200,000	201,420
5.70% 1/15/33	100,000	99,600
Tanger Properties LP
3.13% 9/1/26	50,000	48,399
3.88% 7/15/27	100,000	97,075
UDR, Inc.
1.90% 3/15/33	50,000	38,414
2.10% 8/1/32	25,000	19,848
2.10% 6/15/33	200,000	154,070
2.95% 9/1/26	50,000	48,480
3.50% 1/15/28	100,000	95,635
5.13% 9/1/34	145,000	140,618
Ventas Realty LP
3.00% 1/15/30	100,000	90,334
3.85% 4/1/27	100,000	97,655
4.00% 3/1/28	100,000	97,308
4.88% 4/15/49	50,000	43,030
5.00% 1/15/35	190,000	181,538
5.63% 7/1/34	145,000	145,993
LVIP SSGA Bond Index Fund-51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP 5.13% 11/15/31	435,000	$424,323
Welltower OP LLC
2.70% 2/15/27	50,000	48,057
2.75% 1/15/31	105,000	91,647
2.80% 6/1/31	200,000	174,043
3.10% 1/15/30	55,000	50,077
4.25% 4/1/26	200,000	198,981
4.25% 4/15/28	50,000	48,952
4.95% 9/1/48	50,000	44,900
Weyerhaeuser Co.
3.38% 3/9/33	60,000	52,093
4.00% 3/9/52	45,000	33,922
7.38% 3/15/32	250,000	278,300
WP Carey, Inc.
2.25% 4/1/33	50,000	39,391
2.40% 2/1/31	50,000	42,492
4.25% 10/1/26	100,000	98,869
		25,858,555
Retail–0.63%
AutoNation, Inc.
3.80% 11/15/27	100,000	96,655
3.85% 3/1/32	100,000	89,629
AutoZone, Inc.
1.65% 1/15/31	85,000	69,903
3.13% 4/21/26	75,000	73,486
3.75% 6/1/27	150,000	146,569
3.75% 4/18/29	100,000	95,301
5.20% 8/1/33	250,000	246,361
5.40% 7/15/34	180,000	178,959
6.25% 11/1/28	125,000	130,771
Best Buy Co., Inc. 1.95% 10/1/30	250,000	210,579
Costco Wholesale Corp. 3.00% 5/18/27	250,000	242,798
Darden Restaurants, Inc.
4.55% 2/15/48	35,000	28,125
6.30% 10/10/33	145,000	152,093
Dollar General Corp.
3.88% 4/15/27	100,000	97,759
4.13% 5/1/28	70,000	68,040
4.63% 11/1/27	100,000	99,364
5.00% 11/1/32	60,000	57,541
5.20% 7/5/28	140,000	140,486
5.50% 11/1/52	100,000	90,124
Dollar Tree, Inc.
2.65% 12/1/31	200,000	168,706
3.38% 12/1/51	100,000	63,403
4.20% 5/15/28	165,000	160,397
Genuine Parts Co.
1.88% 11/1/30	55,000	45,922
2.75% 2/1/32	65,000	54,812
6.50% 11/1/28	250,000	262,490
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc.
0.90% 3/15/28	80,000	$71,404
1.50% 9/15/28	150,000	134,094
1.88% 9/15/31	65,000	53,697
2.13% 9/15/26	155,000	149,121
2.38% 3/15/51	250,000	141,452
2.70% 4/15/30	200,000	180,074
2.75% 9/15/51	150,000	91,509
2.80% 9/14/27	200,000	191,633
2.88% 4/15/27	50,000	48,335
3.00% 4/1/26	125,000	122,787
3.13% 12/15/49	250,000	167,360
3.25% 4/15/32	65,000	57,989
3.50% 9/15/56	135,000	93,586
3.63% 4/15/52	95,000	68,937
3.90% 12/6/28	60,000	58,450
3.90% 6/15/47	150,000	117,349
4.20% 4/1/43	150,000	126,855
4.25% 4/1/46	100,000	83,181
4.50% 9/15/32	145,000	141,100
4.50% 12/6/48	200,000	170,840
4.75% 6/25/29	115,000	115,248
4.88% 6/25/27	85,000	85,805
4.88% 2/15/44	96,000	87,815
4.90% 4/15/29	145,000	146,283
4.95% 6/25/34	95,000	93,717
5.30% 6/25/54	50,000	47,897
5.40% 9/15/40	100,000	99,829
5.88% 12/16/36	350,000	368,043
5.95% 4/1/41	100,000	104,993
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	58,108
1.70% 9/15/28	50,000	44,732
1.70% 10/15/30	65,000	54,383
2.63% 4/1/31	250,000	217,143
2.80% 9/15/41	100,000	68,617
3.00% 10/15/50	850,000	528,448
3.10% 5/3/27	250,000	241,683
3.50% 4/1/51	125,000	85,245
3.65% 4/5/29	170,000	161,883
3.70% 4/15/46	200,000	147,977
4.05% 5/3/47	147,000	114,136
4.50% 4/15/30	400,000	392,439
5.00% 4/15/33	165,000	162,441
5.63% 4/15/53	200,000	192,197
McDonald's Corp.
2.13% 3/1/30	65,000	56,816
3.50% 3/1/27	150,000	146,615
3.63% 5/1/43	100,000	76,435
3.63% 9/1/49	50,000	36,045
3.80% 4/1/28	200,000	194,643
4.45% 3/1/47	225,000	188,841
4.45% 9/1/48	40,000	33,350
4.60% 9/9/32	105,000	102,188
LVIP SSGA Bond Index Fund-52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's Corp. (continued)
4.60% 5/26/45	94,000	$81,525
4.70% 12/9/35	270,000	257,433
4.88% 12/9/45	275,000	246,339
4.95% 8/14/33	200,000	198,342
5.45% 8/14/53	200,000	191,606
6.30% 3/1/38	50,000	53,769
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	184,533
3.60% 9/1/27	100,000	97,034
3.90% 6/1/29	100,000	95,832
4.35% 6/1/28	100,000	98,180
Ross Stores, Inc.
0.88% 4/15/26	100,000	95,219
1.88% 4/15/31	100,000	82,515
Starbucks Corp.
2.45% 6/15/26	100,000	96,979
2.55% 11/15/30	200,000	175,268
3.50% 11/15/50	200,000	138,168
4.00% 11/15/28	150,000	145,386
4.45% 8/15/49	200,000	163,821
4.50% 11/15/48	80,000	66,109
4.80% 2/15/33	180,000	175,591
5.00% 2/15/34	250,000	244,758
Target Corp.
2.35% 2/15/30	60,000	53,275
2.50% 4/15/26	100,000	97,552
2.95% 1/15/52	310,000	197,578
3.38% 4/15/29	200,000	189,826
4.40% 1/15/33	65,000	62,294
4.50% 9/15/32	250,000	241,658
4.50% 9/15/34	145,000	137,832
TJX Cos., Inc.
1.15% 5/15/28	50,000	44,613
1.60% 5/15/31	50,000	40,896
2.25% 9/15/26	250,000	240,978
Tractor Supply Co. 5.25% 5/15/33	60,000	59,965
Walmart, Inc.
1.05% 9/17/26	135,000	127,713
1.80% 9/22/31	55,000	45,908
2.38% 9/24/29	6,000	5,463
2.50% 9/22/41	110,000	75,725
2.65% 9/22/51	80,000	49,468
3.05% 7/8/26	85,000	83,307
3.25% 7/8/29	780,000	740,350
3.90% 4/15/28	155,000	152,177
3.95% 9/9/27	295,000	292,107
4.00% 4/15/26	65,000	64,690
4.10% 4/15/33	165,000	157,211
4.15% 9/9/32	315,000	303,334
4.50% 9/9/52	250,000	218,070
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
4.50% 4/15/53	155,000	$134,864
		16,499,282
Semiconductors–0.57%
Analog Devices, Inc.
1.70% 10/1/28	45,000	40,392
2.10% 10/1/31	60,000	50,262
2.80% 10/1/41	50,000	35,379
2.95% 10/1/51	55,000	34,925
3.50% 12/5/26	150,000	147,241
5.05% 4/1/34	65,000	64,945
5.30% 4/1/54	100,000	95,281
Applied Materials, Inc.
1.75% 6/1/30	30,000	25,642
3.30% 4/1/27	80,000	77,943
4.35% 4/1/47	70,000	59,290
4.80% 6/15/29	65,000	65,214
5.10% 10/1/35	70,000	69,997
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	250,000	246,095
Broadcom, Inc.
1.95% 2/15/28	165,000	151,058
2.45% 2/15/31	400,000	344,946
2.60% 2/15/33	400,000	330,639
3.42% 4/15/33	345,000	301,989
3.50% 2/15/41	135,000	105,425
3.75% 2/15/51	80,000	59,538
4.11% 9/15/28	633,000	618,328
4.15% 11/15/30	200,000	191,373
4.15% 4/15/32	100,000	93,773
4.30% 11/15/32	115,000	108,462
4.80% 10/15/34	700,000	675,490
5.05% 7/12/27	125,000	126,158
5.05% 7/12/29	110,000	110,418
5.15% 11/15/31	125,000	125,809
Intel Corp.
2.60% 5/19/26	150,000	145,433
3.25% 11/15/49	165,000	98,500
3.73% 12/8/47	200,000	131,900
3.75% 8/5/27	500,000	484,970
3.90% 3/25/30	500,000	468,449
4.00% 12/15/32	250,000	224,357
4.10% 5/19/46	150,000	106,883
4.75% 3/25/50	200,000	154,580
4.88% 2/10/28	190,000	189,031
4.95% 3/25/60	300,000	234,463
5.05% 8/5/62	500,000	390,144
5.20% 2/10/33	165,000	159,526
5.63% 2/10/43	100,000	91,640
5.70% 2/10/53	70,000	61,907
5.90% 2/10/63	400,000	360,892
KLA Corp.
3.30% 3/1/50	75,000	51,801
LVIP SSGA Bond Index Fund-53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
KLA Corp. (continued)
4.70% 2/1/34	250,000	$242,639
4.95% 7/15/52	165,000	149,962
Lam Research Corp.
1.90% 6/15/30	50,000	42,858
2.88% 6/15/50	35,000	22,107
3.13% 6/15/60	240,000	146,947
3.75% 3/15/26	100,000	98,960
4.00% 3/15/29	85,000	82,643
4.88% 3/15/49	50,000	44,884
Marvell Technology, Inc.
1.65% 4/15/26	65,000	62,367
2.45% 4/15/28	65,000	59,959
2.95% 4/15/31	60,000	52,630
4.88% 6/22/28	100,000	99,433
5.75% 2/15/29	250,000	256,262
Microchip Technology, Inc.
4.90% 3/15/28	250,000	249,110
5.05% 2/15/30	250,000	248,266
Micron Technology, Inc.
2.70% 4/15/32	90,000	75,419
3.37% 11/1/41	65,000	47,484
3.48% 11/1/51	95,000	64,130
4.19% 2/15/27	75,000	73,938
4.98% 2/6/26	100,000	100,103
5.30% 1/15/31	70,000	69,930
5.33% 2/6/29	100,000	100,471
5.38% 4/15/28	250,000	252,631
6.75% 11/1/29	100,000	106,467
NVIDIA Corp.
3.20% 9/16/26	200,000	196,116
3.50% 4/1/50	600,000	445,852
NXP BV/NXP Funding LLC
5.35% 3/1/26	100,000	100,388
5.55% 12/1/28	65,000	66,087
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	168,367
3.13% 2/15/42	155,000	107,905
3.15% 5/1/27	65,000	62,495
3.25% 11/30/51	110,000	70,554
3.40% 5/1/30	85,000	78,075
4.40% 6/1/27	40,000	39,610
5.00% 1/15/33	50,000	48,658
QUALCOMM, Inc.
2.15% 5/20/30	200,000	175,529
3.25% 5/20/27	200,000	194,522
3.25% 5/20/50	90,000	61,323
4.25% 5/20/32	20,000	19,240
4.50% 5/20/52	45,000	37,720
4.65% 5/20/35	200,000	193,203
4.80% 5/20/45	200,000	180,732
5.40% 5/20/33	200,000	206,309
Texas Instruments, Inc.
2.25% 9/4/29	65,000	58,388
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Texas Instruments, Inc. (continued)
3.88% 3/15/39	55,000	$47,222
4.15% 5/15/48	300,000	243,735
4.60% 2/15/28	210,000	210,388
4.60% 2/8/29	115,000	114,688
4.85% 2/8/34	105,000	103,264
4.90% 3/14/33	75,000	74,483
5.05% 5/18/63	250,000	225,274
5.15% 2/8/54	125,000	117,015
TSMC Arizona Corp.
3.88% 4/22/27	200,000	196,456
4.25% 4/22/32	200,000	191,709
4.50% 4/22/52	200,000	182,080
Xilinx, Inc. 2.38% 6/1/30	100,000	88,137
		14,765,612
Shipbuilding–0.01%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	125,000	125,248
		125,248
Software–0.57%
Adobe, Inc.
2.15% 2/1/27	65,000	62,040
2.30% 2/1/30	390,000	346,868
4.80% 4/4/29	100,000	100,505
4.85% 4/4/27	45,000	45,314
4.95% 4/4/34	100,000	99,181
Autodesk, Inc.
2.85% 1/15/30	55,000	49,801
3.50% 6/15/27	100,000	97,115
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	135,609
Electronic Arts, Inc.
1.85% 2/15/31	120,000	99,650
2.95% 2/15/51	85,000	53,266
4.80% 3/1/26	100,000	100,023
Fidelity National Information Services, Inc.
1.15% 3/1/26	80,000	76,740
1.65% 3/1/28	55,000	49,728
3.10% 3/1/41	25,000	18,161
5.10% 7/15/32	500,000	496,978
Fiserv, Inc.
2.25% 6/1/27	500,000	471,543
2.65% 6/1/30	200,000	176,776
3.20% 7/1/26	65,000	63,568
3.50% 7/1/29	180,000	168,886
4.40% 7/1/49	140,000	114,300
4.75% 3/15/30	250,000	246,956
5.45% 3/2/28	180,000	182,838
5.63% 8/21/33	250,000	254,408
LVIP SSGA Bond Index Fund-54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Intuit, Inc. 5.20% 9/15/33	250,000	$250,497
Microsoft Corp.
2.40% 8/8/26	250,000	242,500
2.53% 6/1/50	574,000	353,238
2.68% 6/1/60	382,000	223,725
2.92% 3/17/52	1,280,000	845,611
3.04% 3/17/62	166,000	106,047
3.30% 2/6/27	500,000	489,531
3.40% 9/15/26	100,000	98,458
3.40% 6/15/27	45,000	44,030
3.45% 8/8/36	596,000	519,685
4.50% 6/15/47	60,000	54,024
Oracle Corp.
1.65% 3/25/26	225,000	216,898
2.30% 3/25/28	250,000	231,122
2.88% 3/25/31	240,000	211,185
2.95% 4/1/30	500,000	451,356
3.25% 11/15/27	200,000	192,292
3.60% 4/1/40	246,000	192,336
3.60% 4/1/50	300,000	210,183
3.65% 3/25/41	400,000	311,897
3.80% 11/15/37	90,000	75,136
3.85% 7/15/36	150,000	128,511
3.85% 4/1/60	700,000	480,209
3.90% 5/15/35	355,000	311,035
3.95% 3/25/51	405,000	299,986
4.00% 7/15/46	150,000	115,436
4.00% 11/15/47	140,000	106,702
4.10% 3/25/61	240,000	172,296
4.30% 7/8/34	200,000	183,852
4.50% 5/6/28	90,000	89,102
4.50% 7/8/44	500,000	421,768
4.70% 9/27/34	700,000	663,424
4.90% 2/6/33	85,000	82,759
5.38% 7/15/40	400,000	385,131
5.55% 2/6/53	115,000	108,651
6.13% 7/8/39	150,000	155,380
6.25% 11/9/32	250,000	264,943
6.50% 4/15/38	200,000	214,919
6.90% 11/9/52	70,000	78,381
Roper Technologies, Inc.
2.00% 6/30/30	115,000	98,027
3.80% 12/15/26	55,000	54,140
4.20% 9/15/28	95,000	92,741
Salesforce, Inc.
1.50% 7/15/28	135,000	121,312
1.95% 7/15/31	200,000	167,856
2.70% 7/15/41	120,000	84,532
2.90% 7/15/51	200,000	127,737
3.05% 7/15/61	100,000	61,626
3.70% 4/11/28	100,000	97,381
ServiceNow, Inc. 1.40% 9/1/30	125,000	103,889
Take-Two Interactive Software, Inc.
5.00% 3/28/26	250,000	250,656
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Take-Two Interactive Software, Inc. (continued)
5.40% 6/12/29	95,000	$96,346
VMware LLC
1.40% 8/15/26	80,000	75,785
1.80% 8/15/28	110,000	98,691
2.20% 8/15/31	135,000	111,989
3.90% 8/21/27	85,000	83,077
		14,818,275
Telecommunications–1.03%
America Movil SAB de CV
2.88% 5/7/30	200,000	178,373
4.38% 7/16/42	200,000	167,646
6.13% 11/15/37	150,000	154,052
6.13% 3/30/40	250,000	255,437
6.38% 3/1/35	25,000	26,365
AT&T, Inc.
1.65% 2/1/28	45,000	40,920
1.70% 3/25/26	200,000	192,801
2.25% 2/1/32	210,000	173,610
2.30% 6/1/27	200,000	188,772
2.55% 12/1/33	400,000	322,213
2.75% 6/1/31	350,000	304,455
3.10% 2/1/43	250,000	179,819
3.50% 6/1/41	900,000	689,639
3.50% 9/15/53	460,000	309,737
3.55% 9/15/55	700,000	470,810
3.65% 6/1/51	400,000	282,491
3.65% 9/15/59	555,000	367,613
3.80% 2/15/27	105,000	103,012
3.80% 12/1/57	812,000	560,202
3.85% 6/1/60	185,000	128,158
4.30% 2/15/30	286,000	276,984
4.35% 3/1/29	370,000	361,986
4.35% 6/15/45	532,000	436,021
4.50% 5/15/35	220,000	203,472
4.85% 3/1/39	120,000	111,076
5.25% 3/1/37	150,000	146,596
5.35% 9/1/40	338,000	327,209
5.40% 2/15/34	265,000	266,061
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	172,861
4.30% 7/29/49	55,000	42,972
4.46% 4/1/48	100,000	80,780
5.10% 5/11/33	250,000	242,941
5.20% 2/15/34	250,000	243,766
British Telecommunications PLC 9.63% 12/15/30	350,000	424,021
Cisco Systems, Inc.
2.95% 2/28/26	150,000	147,434
5.30% 2/26/54	1,000,000	972,014
5.50% 1/15/40	200,000	201,631
5.90% 2/15/39	300,000	317,008
LVIP SSGA Bond Index Fund-55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Corning, Inc.
3.90% 11/15/49	100,000	$74,937
4.75% 3/15/42	250,000	221,343
5.45% 11/15/79	40,000	36,191
5.75% 8/15/40	25,000	25,010
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	534,451
Juniper Networks, Inc.
2.00% 12/10/30	160,000	133,690
5.95% 3/15/41	100,000	98,572
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	72,785
2.75% 5/24/31	100,000	86,595
4.60% 2/23/28	100,000	99,051
4.60% 5/23/29	100,000	98,364
Orange SA
5.38% 1/13/42	100,000	95,878
9.00% 3/1/31	400,000	476,205
Rogers Communications, Inc.
2.90% 11/15/26	200,000	193,118
3.70% 11/15/49	100,000	69,885
4.30% 2/15/48	40,000	31,269
4.35% 5/1/49	155,000	121,139
4.50% 3/15/43	100,000	83,033
5.00% 2/15/29	560,000	556,431
5.00% 3/15/44	100,000	88,561
7.50% 8/15/38	25,000	28,362
Telefonica Emisiones SA
4.90% 3/6/48	200,000	169,466
5.21% 3/8/47	300,000	265,756
5.52% 3/1/49	200,000	184,184
7.05% 6/20/36	175,000	192,342
Telefonica Europe BV 8.25% 9/15/30	200,000	228,053
TELUS Corp.
2.80% 2/16/27	100,000	95,769
3.70% 9/15/27	100,000	96,970
4.60% 11/16/48	100,000	81,479
T-Mobile USA, Inc.
1.50% 2/15/26	700,000	675,324
2.05% 2/15/28	255,000	234,176
2.25% 11/15/31	150,000	124,606
2.40% 3/15/29	55,000	49,528
2.55% 2/15/31	230,000	197,838
2.70% 3/15/32	110,000	93,139
3.00% 2/15/41	155,000	110,537
3.30% 2/15/51	275,000	181,374
3.40% 10/15/52	300,000	200,122
3.60% 11/15/60	265,000	174,882
3.88% 4/15/30	1,000,000	940,987
4.50% 4/15/50	800,000	655,944
4.95% 3/15/28	75,000	75,036
5.05% 7/15/33	550,000	538,552
5.15% 4/15/34	85,000	83,627
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
5.20% 1/15/33	130,000	$128,683
5.65% 1/15/53	65,000	62,895
5.75% 1/15/34	105,000	107,650
5.80% 9/15/62	95,000	91,643
Verizon Communications, Inc.
1.50% 9/18/30	300,000	248,854
1.68% 10/30/30	206,000	171,313
1.75% 1/20/31	250,000	206,012
2.10% 3/22/28	240,000	220,696
2.55% 3/21/31	415,000	357,385
2.65% 11/20/40	250,000	170,936
2.85% 9/3/41	95,000	65,688
2.88% 11/20/50	250,000	153,544
2.99% 10/30/56	431,000	255,595
3.00% 11/20/60	720,000	416,602
3.40% 3/22/41	195,000	147,477
3.55% 3/22/51	145,000	102,464
3.70% 3/22/61	120,000	81,368
3.88% 2/8/29	250,000	241,127
3.88% 3/1/52	250,000	184,610
4.00% 3/22/50	500,000	379,480
4.13% 3/16/27	200,000	197,743
4.13% 8/15/46	35,000	27,721
4.27% 1/15/36	904,000	813,015
4.33% 9/21/28	700,000	685,612
4.40% 11/1/34	600,000	555,880
4.50% 8/10/33	370,000	348,684
5.05% 5/9/33	165,000	163,126
Vodafone Group PLC
4.25% 9/17/50	85,000	65,951
4.38% 2/19/43	150,000	128,420
4.88% 6/19/49	200,000	172,282
5.75% 6/28/54	250,000	241,117
5.88% 6/28/64	250,000	241,890
6.15% 2/27/37	400,000	419,972
7.88% 2/15/30	10,000	11,324
		26,812,278
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	57,822
3.90% 11/19/29	200,000	187,919
5.10% 5/15/44	65,000	56,379
6.35% 3/15/40	65,000	65,682
		367,802
Transportation–0.45%
Burlington Northern Santa Fe LLC
3.25% 6/15/27	100,000	97,155
3.30% 9/15/51	200,000	137,113
3.90% 8/1/46	105,000	81,888
4.13% 6/15/47	100,000	80,977
LVIP SSGA Bond Index Fund-56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
4.15% 4/1/45	114,000	$93,746
4.15% 12/15/48	40,000	32,063
4.40% 3/15/42	100,000	86,722
4.45% 3/15/43	100,000	86,937
4.70% 9/1/45	100,000	88,326
4.95% 9/15/41	100,000	93,131
5.05% 3/1/41	100,000	94,569
5.15% 9/1/43	150,000	143,555
5.20% 4/15/54	145,000	136,457
5.50% 3/15/55	180,000	176,819
5.75% 5/1/40	200,000	205,346
6.15% 5/1/37	100,000	106,854
Canadian National Railway Co.
2.45% 5/1/50	65,000	37,762
2.75% 3/1/26	50,000	48,997
3.20% 8/2/46	100,000	70,260
3.65% 2/3/48	100,000	75,164
6.20% 6/1/36	100,000	107,101
6.25% 8/1/34	100,000	108,007
Canadian Pacific Railway Co.
1.75% 12/2/26	60,000	56,817
2.05% 3/5/30	35,000	30,395
2.45% 12/2/31	65,000	55,423
2.88% 11/15/29	65,000	59,378
3.00% 12/2/41	60,000	43,559
3.10% 12/2/51	75,000	48,733
4.20% 11/15/69	70,000	51,307
4.30% 5/15/43	100,000	84,350
4.70% 5/1/48	100,000	86,753
4.80% 9/15/35	65,000	62,105
4.80% 8/1/45	100,000	88,431
4.95% 8/15/45	100,000	90,605
6.13% 9/15/15	65,000	65,005
7.13% 10/15/31	150,000	166,461
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	97,401
CSX Corp.
2.40% 2/15/30	50,000	44,352
3.35% 9/15/49	65,000	45,083
3.80% 3/1/28	100,000	97,191
3.80% 11/1/46	150,000	115,327
3.95% 5/1/50	90,000	69,655
4.10% 3/15/44	100,000	81,900
4.25% 3/15/29	150,000	146,871
4.25% 11/1/66	100,000	75,581
4.30% 3/1/48	100,000	82,320
4.65% 3/1/68	100,000	81,759
5.20% 11/15/33	250,000	250,411
5.50% 4/15/41	200,000	198,833
6.15% 5/1/37	120,000	127,556
6.22% 4/30/40	100,000	106,968
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
FedEx Corp.
3.25% 4/1/26	150,000	$147,385
3.40% 2/15/28	100,000	95,810
3.88% 8/1/42	100,000	77,775
4.40% 1/15/47	100,000	80,923
4.55% 4/1/46	150,000	124,945
4.75% 11/15/45	350,000	299,334
4.90% 1/15/34	60,000	58,390
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	550,276	457,272
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	98,991
Kirby Corp. 4.20% 3/1/28	100,000	96,767
Norfolk Southern Corp.
2.90% 8/25/51	250,000	153,995
3.05% 5/15/50	100,000	64,673
3.15% 6/1/27	50,000	48,372
3.16% 5/15/55	41,000	25,896
3.80% 8/1/28	60,000	58,122
3.94% 11/1/47	80,000	61,502
4.05% 8/15/52	132,000	101,288
4.15% 2/28/48	125,000	99,402
4.45% 6/15/45	100,000	84,593
4.65% 1/15/46	100,000	86,815
4.84% 10/1/41	111,000	101,241
5.05% 8/1/30	180,000	181,839
5.35% 8/1/54	125,000	119,008
Ryder System, Inc.
1.75% 9/1/26	65,000	61,815
2.85% 3/1/27	70,000	67,181
2.90% 12/1/26	90,000	86,853
4.30% 6/15/27	50,000	49,391
4.95% 9/1/29	100,000	99,648
5.25% 6/1/28	180,000	181,867
Union Pacific Corp.
2.15% 2/5/27	50,000	47,668
2.38% 5/20/31	45,000	38,848
2.40% 2/5/30	85,000	75,459
2.75% 3/1/26	250,000	244,799
2.80% 2/14/32	140,000	121,422
2.89% 4/6/36	115,000	92,747
2.95% 3/10/52	70,000	44,191
2.97% 9/16/62	75,000	43,153
3.25% 2/5/50	150,000	102,323
3.35% 8/15/46	150,000	106,922
3.38% 2/1/35	200,000	173,518
3.38% 2/14/42	80,000	60,852
3.50% 2/14/53	155,000	109,210
3.55% 8/15/39	70,000	56,811
3.60% 9/15/37	40,000	33,566
3.75% 2/5/70	40,000	26,687
3.80% 4/6/71	80,000	54,277
3.84% 3/20/60	240,000	171,520
3.85% 2/14/72	125,000	86,737
3.88% 2/1/55	94,000	70,579
LVIP SSGA Bond Index Fund-57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.95% 8/15/59	70,000	$50,895
4.00% 4/15/47	100,000	79,057
4.10% 9/15/67	65,000	47,201
4.50% 1/20/33	250,000	240,336
United Parcel Service, Inc.
2.40% 11/15/26	150,000	144,596
2.50% 9/1/29	45,000	40,832
3.40% 3/15/29	65,000	61,710
3.40% 11/15/46	150,000	108,590
3.40% 9/1/49	65,000	45,776
3.63% 10/1/42	75,000	58,412
3.75% 11/15/47	150,000	113,511
4.25% 3/15/49	100,000	81,523
4.88% 3/3/33	145,000	143,281
4.88% 11/15/40	55,000	51,232
5.15% 5/22/34	210,000	209,549
5.30% 4/1/50	150,000	143,317
6.20% 1/15/38	255,000	273,174
		11,724,853
Trucking & Leasing–0.03%
GATX Corp.
1.90% 6/1/31	250,000	203,262
3.25% 9/15/26	50,000	48,668
3.85% 3/30/27	50,000	48,852
4.00% 6/30/30	65,000	61,532
4.55% 11/7/28	100,000	98,333
4.70% 4/1/29	50,000	49,239
5.20% 3/15/44	50,000	45,423
6.05% 3/15/34	100,000	104,488
		659,797
Water–0.05%
American Water Capital Corp.
2.30% 6/1/31	150,000	126,656
2.95% 9/1/27	180,000	172,066
3.25% 6/1/51	150,000	99,980
3.75% 9/1/28	150,000	144,246
3.75% 9/1/47	250,000	185,352
4.00% 12/1/46	50,000	39,004
4.20% 9/1/48	100,000	79,460
4.30% 12/1/42	100,000	84,509
Essential Utilities, Inc. 5.38% 1/15/34	350,000	346,592
		1,277,865
Total Corporate Bonds (Cost $694,853,757)		634,059,169
MUNICIPAL BONDS–0.45%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	52,595
Series B 7.83% 2/15/41	55,000	64,861
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	$211,380
Series S1 7.04% 4/1/50	100,000	114,623
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	74,249
Series B 2.44% 8/15/49	50,000	29,832
Series C 4.79% 8/15/46	90,000	84,345
California State University Series B 3.90% 11/1/47	50,000	40,841
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue Series 2009-S 5.49% 11/1/39	50,000	49,958
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	87,637
Series C 4.57% 1/1/54	100,000	87,502
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	89,162	98,219
Series B 6.90% 12/1/40	37,543	41,356
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	39,873
City of Houston 3.96% 3/1/47	100,000	84,148
City of New York NY
Series A2 5.21% 10/1/31	100,000	99,098
Series C1 5.52% 10/1/37	85,000	84,338
Series F1 6.27% 12/1/37	100,000	104,967
City of Riverside CA Series A 3.86% 6/1/45	20,000	16,980
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	230,337
Series C 5.99% 2/1/39	50,000	51,712
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	100,418
Series E 5.46% 12/1/39	100,000	99,444
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	83,535
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	203,233
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	52,001
Series C 2.92% 11/1/50	40,000	27,771
Series C 3.09% 11/1/40	60,000	46,089
Dallas Independent School District Series C 6.45% 2/15/35	100,000	101,027
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	102,707
LVIP SSGA Bond Index Fund-58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Empire State Development Corp. 5.77% 3/15/39	45,000	$45,444
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	86,726
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	110,647
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	23,818
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	94,380
Los Angeles Community College District 6.75% 8/1/49	100,000	111,251
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	116,472
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	36,430
Series C 2.95% 5/15/43	250,000	185,325
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series B 4.05% 7/1/26	10,000	9,941
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	53,324
Metropolitan Transportation Authority 6.67% 11/15/39	130,000	138,610
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	150,602
Municipal Electric Authority of Georgia
6.66% 4/1/57	116,000	124,443
Series A 6.64% 4/1/57	139,000	148,310
Series B 7.06% 4/1/57	94,000	103,046
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	237,977
New Jersey Transportation Trust Fund Authority Series B 6.56% 12/15/40	100,000	106,729
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	390,872
Series F 7.41% 1/1/40	90,000	103,104
New York City Municipal Water Finance Authority Series AA-2 5.75% 6/15/41	100,000	98,822
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York City Municipal Water Finance Authority Water & Sewer System Revenue
5.95% 6/15/42	100,000	$100,672
Series EE 6.01% 6/15/42	35,000	35,455
Series GG 5.72% 6/15/42	65,000	63,842
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	197,179
Series B 5.57% 11/1/38	65,000	64,559
New York State Dormitory Authority Series D 5.60% 3/15/40	100,000	99,223
Ohio State University Series C 4.91% 6/1/40	100,000	93,559
Oregon School Boards Association Series B 5.55% 6/30/28	203,669	206,864
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	145,326
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	30,014
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	255,697
Series 174th 4.46% 10/1/62	250,000	209,998
Series 181th 4.96% 8/1/46	155,000	145,643
Series 192th 4.81% 10/15/65	250,000	224,462
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	107,397
Series Q 4.13% 5/15/32	125,000	118,595
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	154,020
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	79,017
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	55,431
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	101,462
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	103,311
State Board of Administration Finance Corp.
Series A 1.71% 7/1/27	100,000	92,711
Series A 2.15% 7/1/30	100,000	86,200
State of California
3.50% 4/1/28	100,000	97,061
4.50% 4/1/33	100,000	96,335
LVIP SSGA Bond Index Fund-59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of California (continued)
4.60% 4/1/38	60,000	$55,840
7.50% 4/1/34	325,000	370,779
7.55% 4/1/39	600,000	709,220
7.60% 11/1/40	80,000	95,267
7.63% 3/1/40	85,000	100,158
State of Connecticut
Series A 5.85% 3/15/32	100,000	105,050
Series D 5.09% 10/1/30	200,000	199,526
State of Illinois 5.10% 6/1/33	752,941	742,317
State of Mississippi Series F 5.25% 11/1/34	100,000	98,989
State of Texas 5.52% 4/1/39	100,000	99,970
State Public School Building Authority Series A 5.00% 9/15/27	100,000	100,923
Texas Department of Transportation State Highway Fund Series B 5.18% 4/1/30	200,000	201,884
University of California
Series AD 4.86% 5/15/12	250,000	207,775
Series AQ 4.77% 5/15/15	250,000	203,865
Series BG 1.61% 5/15/30	60,000	51,099
University of Michigan
Series B 2.44% 4/1/40	50,000	35,670
Series B 2.56% 4/1/50	50,000	30,808
Series B 3.50% 4/1/52	200,000	147,291
Series C 3.60% 4/1/47	60,000	49,130
University of Virginia
2.26% 9/1/50	60,000	34,630
Series C 4.18% 9/1/17	50,000	37,435
Total Municipal Bonds (Cost $12,284,309)		11,683,008
NON-AGENCY ASSET-BACKED SECURITIES–0.38%
American Express Credit Account Master Trust Series 2024-3 A 4.65% 7/15/29	250,000	250,518
Americredit Automobile Receivables Trust Series 2023-2 A3 5.81% 5/18/28	350,000	355,308
BA Credit Card Trust Series 2024-A1 A 4.93% 5/15/29	1,000,000	1,009,665
Bridgecrest Lending Auto Securitization Trust Series 2024-3 A3 5.34% 4/17/28	211,000	212,089
Capital One Multi-Asset Execution Trust Series 2021-A2 A2 1.39% 7/15/30	600,000	536,192
CarMax Auto Owner Trust
Series 2024-2 A3 5.50% 1/16/29	500,000	508,002
Series 2024-4 A3 4.60% 10/15/29	146,000	145,990
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	$809,974
CNH Equipment Trust Series 2023-A A3 4.81% 8/15/28	300,000	301,148
Discover Card Execution Note Trust Series 2021-A2 A2 1.03% 9/15/28	600,000	565,915
Drive Auto Receivables Trust Series 2024-2 A3 4.50% 9/15/28	190,000	189,444
Exeter Automobile Receivables Trust Series 2024-3A B 5.57% 9/15/28	125,000	126,138
Ford Credit Auto Owner Trust Series 2023-B A3 5.23% 5/15/28	500,000	504,347
GM Financial Consumer Automobile Receivables Trust Series 2023-4 A3 5.78% 8/16/28	129,000	131,184
Honda Auto Receivables Owner Trust
Series 2023-2 A3 4.93% 11/15/27	125,000	125,811
Series 2023-3 A3 5.41% 2/18/28	183,000	184,826
Series 2024-3 A3 4.57% 3/21/29	213,000	213,181
Hyundai Auto Receivables Trust Series 2024-B A3 4.84% 3/15/29	314,000	315,617
John Deere Owner Trust
Series 2023-B A3 5.18% 3/15/28	83,000	83,685
Series 2024-B A3 5.20% 3/15/29	250,000	253,126
Mercedes-Benz Auto Lease Trust Series 2024-A A3 5.32% 1/18/28	100,000	101,189
Santander Drive Auto Receivables Trust Series 2023-6 B 5.98% 4/16/29	400,000	406,975
Synchrony Card Funding LLC Series 2024-A2 A 4.93% 7/15/30	487,000	490,137
Toyota Auto Receivables Owner Trust Series 2024-C A3 4.88% 3/15/29	600,000	604,167
Verizon Master Trust
Series 2023-4 A1A 5.16% 6/20/29	410,000	413,882
Series 2024-3 A1A 5.34% 4/22/30	300,000	305,053
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	104,000	104,978
LVIP SSGA Bond Index Fund-60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A3 5.48% 12/20/28	350,000	$355,716
World Omni Automobile Lease Securitization Trust Series 2024-A A3 5.26% 10/15/27	350,000	354,015
Total Non-Agency Asset-Backed Securities (Cost $10,041,431)		9,958,272
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.69%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	481,908
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	140,938
Series 2019-BN17 A4 3.71% 4/15/52	265,000	251,589
Series 2019-BN24 A3 2.96% 11/15/62	500,000	451,299
Series 2020-BN25 A5 2.65% 1/15/63	600,000	529,267
Series 2020-BN28 A4 1.84% 3/15/63	187,500	157,616
Series 2021-BN31 A4 2.04% 2/15/54	313,043	260,496
•Series 2022-BNK44 A5 5.74% 11/15/55	750,000	776,099
Bank5 Series 2024-5YR11 A3 5.89% 11/15/57	600,000	615,625
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	575,070
Series 2020-C8 A5 2.04% 10/15/53	250,000	211,084
Series 2023-C20 A5 5.58% 7/15/56	140,000	143,924
Series 2024-5C29 A3 5.21% 9/15/57	165,000	165,440
Series 2024-C28 A5 5.40% 9/15/57	428,571	433,448
Series 2024-C30 A5 5.53% 11/15/57	300,000	306,292
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	186,858
Series 2018-B3 A5 4.03% 4/10/51	350,000	336,251
Series 2018-B5 A4 4.21% 7/15/51	200,000	194,037
Series 2019-B10 A4 3.72% 3/15/62	575,000	543,481
Series 2020-B18 A5 1.93% 7/15/53	296,875	248,152
Series 2020-B19 A5 1.85% 9/15/53	800,000	662,209
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2021-B24 A5 2.58% 3/15/54	500,000	$421,131
•Series 2022-B35 A5 4.44% 5/15/55	350,000	325,841
Series 2024-V9 A3 5.60% 8/15/57	500,000	507,774
•BMO Mortgage Trust Series 2024-5C8 A3 5.63% 12/15/57	175,000	177,847
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	377,402
Citigroup Commercial Mortgage Trust
•Series 2018-B2 AS 4.18% 3/10/51	200,000	191,710
Series 2020-GC46 A5 2.72% 2/15/53	500,000	439,646
CSAIL Commercial Mortgage Trust
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	464,923
Series 2020-C19 A3 2.56% 3/15/53	150,000	130,268
GS Mortgage Securities Trust Series 2020-GC45 A5 2.91% 2/13/53	275,000	247,910
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,054,799
JPM-BB Commercial Mortgage Securities Trust Series 2016-C1 A5 3.58% 3/17/49	500,000	491,597
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	321,553
Morgan Stanley Capital I Trust
Series 2017-HR2 A4 3.59% 12/15/50	500,000	478,157
Series 2020-L4 A3 2.70% 2/15/53	400,000	355,382
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	548,932
Series 2017-C7 A4 3.68% 12/15/50	350,000	335,778
Series 2018-C14 A3 4.18% 12/15/51	258,385	249,394
Series 2018-C8 A4 3.98% 2/15/51	200,000	192,830
Wells Fargo Commercial Mortgage Trust
Series 2017-C41 A4 3.47% 11/15/50	350,000	333,872
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,255,043
LVIP SSGA Bond Index Fund-61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C50 A5 3.73% 5/15/52	310,000	$290,960
Series 2020-C56 A5 2.45% 6/15/53	220,600	192,662
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,216,449)		18,056,494
ΔREGIONAL BONDS–0.27%
Canada—0.27%
Province of Alberta Canada
1.30% 7/22/30	150,000	125,287
3.30% 3/15/28	400,000	385,800
4.50% 1/24/34	215,000	207,801
Province of British Columbia
4.75% 6/12/34	250,000	245,894
4.90% 4/24/29	500,000	505,232
Province of British Columbia Canada
1.30% 1/29/31	250,000	204,580
4.20% 7/6/33	320,000	304,074
6.50% 1/15/26	100,000	101,878
7.25% 9/1/36	100,000	117,777
Province of Manitoba
4.30% 7/27/33	250,000	238,772
4.90% 5/31/34	150,000	149,199
Province of New Brunswick Canada 3.63% 2/24/28	150,000	145,464
Province of Ontario 5.05% 4/24/34	400,000	402,517
Province of Ontario Canada
0.63% 1/21/26	175,000	168,072
1.05% 4/14/26	600,000	574,684
1.60% 2/25/31	250,000	207,990
2.00% 10/2/29	250,000	222,536
2.30% 6/15/26	500,000	485,058
3.10% 5/19/27	200,000	193,875
Province of Quebec Canada
1.35% 5/28/30	200,000	168,457
2.50% 4/20/26	1,000,000	975,206
2.75% 4/12/27	300,000	289,036
4.25% 9/5/34	250,000	236,377
4.50% 4/3/29	200,000	199,147
7.50% 9/15/29	175,000	196,050
		7,050,763
Total Regional Bonds (Cost $7,358,624)		7,050,763
ΔSOVEREIGN BONDS–1.23%
Canada—0.07%
Canada Government International Bonds
3.75% 4/26/28	530,000	519,988
4.63% 4/30/29	235,000	236,982
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Export Development Canada
3.75% 9/7/27	250,000	$245,983
4.13% 2/13/29	310,000	305,839
4.38% 6/29/26	250,000	249,823
4.75% 6/5/34	145,000	145,540
		1,704,155
Chile—0.08%
Chile Government International Bonds
2.55% 1/27/32	200,000	167,320
2.55% 7/27/33	250,000	201,211
3.10% 5/7/41	200,000	142,700
3.10% 1/22/61	200,000	117,675
3.13% 1/21/26	326,000	318,938
3.24% 2/6/28	350,000	330,671
3.50% 1/31/34	200,000	172,036
3.50% 1/25/50	200,000	137,736
4.34% 3/7/42	200,000	167,478
5.33% 1/5/54	300,000	277,205
		2,032,970
Indonesia—0.12%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	331,024
2.85% 2/14/30	250,000	223,837
3.20% 9/23/61	200,000	123,791
3.50% 2/14/50	250,000	178,818
4.10% 4/24/28	300,000	290,511
4.20% 10/15/50	400,000	322,722
4.55% 1/11/28	200,000	196,797
4.65% 9/20/32	100,000	95,490
4.70% 2/10/34	200,000	189,901
4.75% 2/11/29	200,000	197,372
4.75% 9/10/34	250,000	237,386
4.85% 1/11/33	200,000	192,968
5.15% 9/10/54	250,000	230,903
5.35% 2/11/49	200,000	194,332
5.45% 9/20/52	12,500	12,048
		3,017,900
Israel—0.07%
Israel Government International Bonds
2.88% 3/16/26	200,000	195,151
3.25% 1/17/28	200,000	188,999
4.50% 1/30/43	200,000	166,221
5.75% 3/12/54	1,037,000	948,273
State of Israel
2.50% 1/15/30	200,000	173,598
3.38% 1/15/50	200,000	129,688
		1,801,930
Italy—0.03%
Republic of Italy Government International Bonds
1.25% 2/17/26	495,000	475,884
LVIP SSGA Bond Index Fund-62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy (continued)
Republic of Italy Government International Bonds (continued)
5.38% 6/15/33	400,000	$391,717
		867,601
Japan—0.11%
Japan Bank for International Cooperation
1.25% 1/21/31	200,000	163,747
1.88% 4/15/31	200,000	168,950
2.00% 10/17/29	200,000	177,294
2.13% 2/16/29	200,000	181,037
2.25% 11/4/26	200,000	192,131
2.38% 4/20/26	300,000	291,732
2.75% 11/16/27	200,000	190,382
2.88% 6/1/27	350,000	336,592
2.88% 7/21/27	200,000	191,898
3.25% 7/20/28	300,000	287,364
4.25% 1/26/26	210,000	209,251
4.63% 7/22/27	200,000	200,263
4.63% 4/17/34	200,000	197,040
Japan International Cooperation Agency 4.75% 5/21/29	200,000	200,381
		2,988,062
Mexico—0.21%
Mexico Government International Bonds
3.25% 4/16/30	205,000	178,313
3.50% 2/12/34	200,000	159,103
3.75% 1/11/28	200,000	189,875
3.77% 5/24/61	200,000	113,189
4.13% 1/21/26	685,000	677,814
4.15% 3/28/27	370,000	361,422
4.28% 8/14/41	200,000	146,665
4.35% 1/15/47	200,000	139,442
4.40% 2/12/52	200,000	135,069
4.50% 1/31/50	400,000	280,045
4.60% 2/10/48	200,000	143,208
4.75% 4/27/32	600,000	543,598
4.75% 3/8/44	1,000,000	758,761
6.00% 5/7/36	200,000	188,206
6.05% 1/11/40	475,000	439,231
6.34% 5/4/53	500,000	444,908
6.75% 9/27/34	500,000	506,161
		5,405,010
Panama—0.09%
Panama Government International Bonds
2.25% 9/29/32	700,000	488,732
3.16% 1/23/30	445,000	371,446
3.87% 7/23/60	310,000	161,724
3.88% 3/17/28	300,000	276,459
4.30% 4/29/53	300,000	175,388
4.50% 4/16/50	200,000	123,249
6.40% 2/14/35	200,000	181,370
6.70% 1/26/36	200,000	185,295
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds (continued)
7.13% 1/29/26	100,000	$101,300
8.88% 9/30/27	100,000	107,151
9.38% 4/1/29	100,000	110,139
		2,282,253
Peru—0.05%
Peru Government International Bonds
2.78% 1/23/31	140,000	119,350
3.00% 1/15/34	233,000	186,982
3.30% 3/11/41	125,000	90,000
3.55% 3/10/51	395,000	263,781
3.60% 1/15/72	400,000	243,320
5.38% 2/8/35	100,000	96,018
5.63% 11/18/50	100,000	93,550
5.88% 8/8/54	50,000	47,642
8.75% 11/21/33	200,000	237,440
		1,378,083
Philippines—0.13%
Philippines Government International Bonds
2.46% 5/5/30	250,000	219,135
3.00% 2/1/28	200,000	188,146
3.20% 7/6/46	200,000	138,778
3.56% 9/29/32	200,000	178,031
3.70% 2/2/42	200,000	157,068
3.75% 1/14/29	400,000	380,846
3.95% 1/20/40	500,000	415,889
4.38% 3/5/30	250,000	241,850
4.75% 3/5/35	250,000	237,987
5.00% 7/17/33	200,000	195,799
5.00% 1/13/37	500,000	481,875
5.18% 9/5/49	250,000	232,773
5.60% 5/14/49	250,000	246,325
5.61% 4/13/33	200,000	203,676
		3,518,178
Poland—0.06%
Republic of Poland Government International Bonds
5.13% 9/18/34	1,004,000	972,364
5.50% 4/4/53	400,000	369,559
5.75% 11/16/32	165,000	168,300
		1,510,223
Republic of Korea—0.13%
Export-Import Bank of Korea
0.63% 2/9/26	200,000	191,375
1.63% 1/18/27	200,000	188,753
2.13% 1/18/32	200,000	165,706
4.50% 1/11/29	200,000	198,042
5.00% 1/11/28	300,000	301,711
5.13% 9/18/28	200,000	201,981
5.13% 1/11/33	200,000	200,875
Korea Development Bank
0.80% 7/19/26	250,000	235,710
LVIP SSGA Bond Index Fund-63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Development Bank (continued)
1.63% 1/19/31	250,000	$205,496
2.25% 2/24/27	200,000	190,697
4.38% 2/15/33	300,000	285,756
4.50% 2/15/29	200,000	197,716
5.38% 10/23/28	200,000	204,012
Korea International Bonds
2.75% 1/19/27	500,000	482,700
4.50% 7/3/29	250,000	248,638
		3,499,168
Sweden—0.03%
Svensk Exportkredit AB
3.75% 9/13/27	265,000	260,439
4.13% 6/14/28	250,000	247,404
4.25% 2/1/29	200,000	197,598
4.88% 9/14/26	200,000	201,322
		906,763
Uruguay—0.05%
Oriental Republic of Uruguay 5.25% 9/10/60	165,000	150,096
Uruguay Government International Bonds
4.38% 10/27/27	300,000	296,864
5.10% 6/18/50	600,000	550,165
7.63% 3/21/36	250,000	291,617
		1,288,742
Total Sovereign Bonds (Cost $36,349,735)		32,201,038
SUPRANATIONAL BANKS–1.22%
African Development Bank
0.88% 7/22/26	250,000	237,065
3.50% 9/18/29	600,000	575,742
4.13% 2/25/27	250,000	248,639
4.38% 11/3/27	205,000	204,885
4.38% 3/14/28	200,000	199,760
Asian Development Bank
0.50% 2/4/26	500,000	479,356
0.75% 10/8/30	250,000	202,751
1.00% 4/14/26	300,000	287,477
1.75% 8/14/26	100,000	95,988
1.88% 3/15/29	500,000	450,754
1.88% 1/24/30	200,000	176,594
2.38% 8/10/27	250,000	237,788
3.13% 4/27/32	600,000	545,229
3.63% 8/28/29	650,000	627,282
3.75% 4/25/28	175,000	171,595
4.00% 1/12/33	170,000	162,735
4.13% 1/12/27	285,000	284,080
4.13% 1/12/34	400,000	383,524
4.25% 1/9/26	100,000	99,828
4.50% 8/25/28	268,000	269,271
4.88% 5/21/26	1,239,000	1,247,159
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Infrastructure Investment Bank
3.75% 9/14/27	400,000	$393,422
4.00% 1/18/28	750,000	742,184
4.13% 1/18/29	205,000	202,685
Corp. Andina de Fomento
4.13% 1/7/28	105,000	103,392
6.00% 4/26/27	220,000	225,808
Council of Europe Development Bank
3.75% 5/25/26	250,000	247,532
4.63% 6/11/27	130,000	130,719
European Bank for Reconstruction & Development 4.38% 3/9/28	1,700,000	1,698,855
European Investment Bank
0.38% 3/26/26	340,000	323,907
0.75% 10/26/26	222,000	208,344
1.25% 2/14/31	1,175,000	969,411
1.38% 3/15/27	550,000	516,059
1.63% 10/9/29	550,000	483,989
1.75% 3/15/29	187,000	167,815
3.25% 11/15/27	700,000	679,141
3.63% 7/15/30	160,000	153,347
3.75% 2/14/33	815,000	766,827
3.88% 3/15/28	200,000	196,947
4.00% 2/15/29	340,000	334,244
4.13% 2/13/34	536,000	513,880
4.38% 3/19/27	700,000	700,441
4.38% 10/10/31	175,000	172,829
4.50% 10/16/28	250,000	250,927
4.75% 6/15/29	417,000	422,293
Inter-American Development Bank
0.63% 9/16/27	500,000	452,938
1.13% 7/20/28	200,000	178,881
1.13% 1/13/31	250,000	204,861
2.00% 6/2/26	250,000	241,841
2.00% 7/23/26	100,000	96,478
3.20% 8/7/42	100,000	78,404
3.50% 4/12/33	250,000	229,992
3.63% 9/17/31	200,000	188,946
3.88% 10/28/41	100,000	86,652
4.00% 1/12/28	200,000	197,782
4.13% 2/15/29	1,280,000	1,264,331
4.38% 2/1/27	500,000	499,785
4.38% 7/17/34	250,000	243,669
4.38% 1/24/44	56,000	51,185
4.50% 5/15/26	625,000	625,893
4.50% 9/13/33	200,000	197,421
Inter-American Investment Corp.
3.63% 2/17/27	50,000	49,154
4.13% 2/15/28	200,000	197,703
International Bank for Reconstruction & Development
0.75% 11/24/27	325,000	293,430
0.88% 5/14/30	500,000	414,234
1.13% 9/13/28	1,000,000	886,789
1.25% 2/10/31	1,000,000	822,731
1.63% 11/3/31	381,000	315,111
LVIP SSGA Bond Index Fund-64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
1.75% 10/23/29	250,000	$220,963
2.50% 11/22/27	350,000	332,482
3.13% 6/15/27	1,000,000	971,329
3.50% 7/12/28	200,000	194,284
3.88% 2/14/30	205,000	199,393
3.88% 8/28/34	185,000	173,369
4.00% 8/27/26	163,000	162,121
4.00% 7/25/30	450,000	438,585
4.00% 1/10/31	1,000,000	969,925
4.50% 4/10/31	318,000	316,853
4.63% 8/1/28	280,000	281,817
4.75% 4/10/26	245,000	245,966
4.75% 2/15/35	50,000	49,968
International Finance Corp.
0.75% 8/27/30	500,000	407,245
4.25% 7/2/29	280,000	277,621
4.50% 7/13/28	155,000	155,634
Nordic Investment Bank
0.50% 1/21/26	250,000	239,563
3.38% 9/8/27	250,000	243,401
4.38% 3/14/28	200,000	199,672
Total Supranational Banks (Cost $33,254,299)		31,690,902
U.S. TREASURY OBLIGATIONS–44.03%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	1,804,291
1.13% 8/15/40	4,500,000	2,683,198
1.38% 11/15/40	1,000,000	618,936
1.38% 8/15/50	5,000,000	2,438,101
1.63% 11/15/50	8,750,000	4,562,294
1.88% 2/15/41	3,000,000	2,009,732
1.88% 2/15/51	5,000,000	2,780,438
1.88% 11/15/51	7,500,000	4,136,564
2.00% 2/15/50	1,500,000	871,004
2.00% 8/15/51	7,000,000	3,999,868
2.25% 2/15/52	7,000,000	4,243,682
2.38% 11/15/49	2,500,000	1,588,581
2.38% 5/15/51	3,500,000	2,200,853
2.50% 2/15/45	10,400,000	7,215,761
2.50% 2/15/46	6,350,000	4,342,379
2.50% 5/15/46	7,200,000	4,902,753
2.75% 8/15/42	2,600,000	1,953,338
2.75% 11/15/42	3,500,000	2,615,698
2.75% 8/15/47	4,200,000	2,953,704
2.75% 11/15/47	6,500,000	4,560,940
2.88% 5/15/43	6,000,000	4,544,492
2.88% 8/15/45	1,200,000	885,081
2.88% 5/15/49	3,000,000	2,126,612
2.88% 5/15/52	2,000,000	1,398,663
3.00% 5/15/42	2,850,000	2,236,722
3.00% 11/15/45	8,100,000	6,090,910
3.00% 2/15/47	7,700,000	5,705,725
3.00% 5/15/47	5,700,000	4,212,269
3.00% 2/15/48	5,000,000	3,667,757
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 8/15/48	11,000,000	$8,033,859
3.00% 2/15/49	9,500,000	6,911,646
3.00% 8/15/52	2,500,000	1,793,666
3.13% 8/15/44	19,500,000	15,144,143
3.13% 5/15/48	4,000,000	2,996,261
3.25% 5/15/42	5,000,000	4,066,949
3.38% 11/15/48	2,000,000	1,562,053
3.63% 2/15/53	5,000,000	4,062,453
3.63% 5/15/53	6,500,000	5,283,864
3.75% 8/15/41	3,850,000	3,386,773
3.88% 8/15/40	3,750,000	3,374,487
3.88% 5/15/43	7,000,000	6,160,728
4.00% 11/15/52	5,500,000	4,791,098
4.13% 8/15/53	7,500,000	6,679,828
4.25% 2/15/54	10,600,000	9,669,853
4.25% 8/15/54	7,565,500	6,908,821
4.38% 5/15/41	2,750,000	2,618,815
4.38% 8/15/43	1,500,000	1,411,384
4.50% 2/15/44	1,000,000	954,469
4.50% 11/15/54	4,200,000	4,004,398
4.63% 5/15/44	4,000,000	3,877,830
4.63% 11/15/44	3,000,000	2,908,830
4.63% 5/15/54	4,000,000	3,886,391
4.75% 11/15/43	2,500,000	2,468,440
4.75% 11/15/53	4,700,000	4,649,682
5.25% 11/15/28	500,000	515,750
5.38% 2/15/31	500,000	524,330
5.50% 8/15/28	500,000	520,926
6.00% 2/15/26	750,000	765,338
6.13% 11/15/27	800,000	840,254
6.13% 8/15/29	300,000	321,778
6.63% 2/15/27	750,000	788,916
6.75% 8/15/26	500,000	520,437
U.S. Treasury Notes
0.38% 7/31/27	45,000,000	40,755,890
0.50% 5/31/27	5,000,000	4,571,760
0.50% 6/30/27	12,000,000	10,940,858
0.50% 8/31/27	15,500,000	14,043,034
0.63% 12/31/27	10,000,000	8,980,073
0.63% 5/15/30	3,750,000	3,077,009
0.63% 8/15/30	5,000,000	4,060,472
0.75% 1/31/28	35,000,000	31,448,070
0.88% 9/30/26	10,000,000	9,436,913
0.88% 11/15/30	11,000,000	9,000,030
1.13% 2/29/28	12,000,000	10,884,871
1.25% 6/30/28	5,000,000	4,505,103
1.25% 8/15/31	12,000,000	9,792,988
1.38% 10/31/28	8,000,000	7,165,359
1.38% 12/31/28	10,000,000	8,917,244
1.38% 11/15/31	10,500,000	8,580,205
1.50% 8/15/26	11,000,000	10,530,040
1.50% 1/31/27	8,000,000	7,565,662
1.50% 2/15/30	6,000,000	5,209,891
1.63% 2/15/26	11,000,000	10,685,697
LVIP SSGA Bond Index Fund-65

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.63% 5/15/26	6,500,000	$6,273,734
1.63% 11/30/26	6,000,000	5,713,324
1.63% 8/15/29	8,000,000	7,100,331
1.63% 5/15/31	16,000,000	13,498,168
1.88% 7/31/26	8,000,000	7,713,190
1.88% 2/15/32	10,000,000	8,410,910
2.00% 11/15/26	3,000,000	2,879,270
2.13% 5/31/26	10,000,000	9,710,520
2.25% 3/31/26	5,000,000	4,879,236
2.25% 2/15/27	16,000,000	15,354,488
2.25% 8/15/27	9,000,000	8,554,814
2.25% 11/15/27	11,500,000	10,872,866
2.38% 5/15/27	9,500,000	9,097,897
2.38% 5/15/29	11,000,000	10,139,411
2.63% 2/15/29	9,000,000	8,414,376
2.63% 7/31/29	5,000,000	4,638,700
2.75% 2/15/28	12,000,000	11,458,191
2.75% 8/15/32	12,000,000	10,641,950
2.88% 5/15/28	4,000,000	3,820,814
2.88% 8/15/28	13,000,000	12,366,375
2.88% 5/15/32	12,000,000	10,777,227
3.38% 5/15/33	10,000,000	9,189,774
3.50% 1/31/28	6,000,000	5,862,462
3.50% 1/31/30	10,000,000	9,593,768
3.50% 2/15/33	10,000,000	9,302,931
3.63% 5/15/26	10,000,000	9,917,530
3.63% 3/31/28	8,000,000	7,835,383
3.63% 5/31/28	8,000,000	7,824,770
3.63% 9/30/31	21,000,000	19,955,471
3.75% 8/31/26	12,000,000	11,905,024
3.75% 6/30/30	7,500,000	7,255,352
3.75% 12/31/30	5,000,000	4,817,324
3.88% 1/15/26	15,000,000	14,949,985
3.88% 12/31/27	3,500,000	3,459,827
3.88% 9/30/29	9,000,000	8,804,247
3.88% 8/15/33	10,500,000	9,993,053
3.88% 8/15/34	13,000,000	12,291,998
4.00% 2/15/26	4,000,000	3,989,460
4.00% 6/30/28	10,000,000	9,896,604
4.00% 7/31/30	9,000,000	8,811,183
4.00% 1/31/31	7,400,000	7,219,803
4.00% 2/15/34	27,200,000	26,040,169
4.13% 6/15/26	8,500,000	8,485,396
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.13% 10/31/26	25,000,000	$24,943,093
4.13% 2/15/27	18,000,000	17,950,946
4.13% 11/15/27	6,000,000	5,973,525
4.13% 7/31/28	6,000,000	5,958,592
4.13% 10/31/29	11,000,000	10,873,320
4.13% 11/30/29	10,000,000	9,886,388
4.13% 8/31/30	3,500,000	3,446,118
4.13% 3/31/31	20,000,000	19,632,359
4.13% 7/31/31	7,000,000	6,860,534
4.13% 11/15/32	13,000,000	12,679,144
4.25% 11/30/26	25,000,000	24,995,029
4.25% 6/30/29	17,200,000	17,104,789
4.25% 2/28/31	6,134,500	6,064,897
4.25% 11/15/34	9,000,000	8,765,429
4.38% 8/15/26	8,000,000	8,014,786
4.38% 11/30/28	9,000,000	9,003,643
4.38% 11/30/30	5,000,000	4,981,797
4.50% 3/31/26	2,502,600	2,509,414
4.50% 7/15/26	4,976,300	4,994,215
4.50% 4/15/27	20,000,000	20,100,330
4.50% 5/31/29	1,000,000	1,004,778
4.50% 12/31/31	15,000,000	15,012,487
4.50% 11/15/33	9,000,000	8,959,260
4.63% 3/15/26	10,000,000	10,043,220
4.63% 6/30/26	10,000,000	10,053,551
4.63% 9/30/30	9,000,000	9,083,637
4.63% 4/30/31	10,000,000	10,084,510
4.88% 5/31/26	13,000,000	13,107,634
4.88% 10/31/30	10,000,000	10,220,657
Total U.S. Treasury Obligations (Cost $1,255,924,021)		1,147,931,353

	Number of Shares
MONEY MARKET FUND–2.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	62,408,990	62,408,990
Total Money Market Fund (Cost $62,408,990)		62,408,990

TOTAL INVESTMENTS–101.40% (Cost $2,914,886,676)	2,643,677,456

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.40%)	(36,571,562)
NET ASSETS APPLICABLE TO 266,731,871 SHARES OUTSTANDING–100.00%	$2,607,105,894
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,743,046,860 / 178,353,122 Shares)	$9.773
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($864,059,034 / 88,378,749 Shares)	$9.777
LVIP SSGA Bond Index Fund-66

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$2,957,474,780
Distributable earnings/(accumulated loss)	(350,368,886)
TOTAL NET ASSETS	$2,607,105,894

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
^Zero coupon security.
ΔSecurities have been classified by country of origin.

★Includes $56,750,189 payable for securities purchased, $3,986,031 payable for fund shares redeemed, $327,757 other accrued expenses payable, $866,049 due to manager and affiliates, $44,668 payable for audit fee and $97,274 payable for fund accounting fee as of December
31, 2024.

Summary of Abbreviations:
BMO–Bank of Montreal
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-67

LVIP SSGA Bond Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$90,135,951
Foreign taxes withheld	(297)
90,135,654
EXPENSES:
Management fees	10,151,294
Distribution fees-Service Class	2,116,134
Shareholder servicing fees	735,969
Pricing fees	416,592
Accounting and administration expenses	410,620
Index fees	317,862
Professional fees	114,859
Trustees’ fees and expenses	80,589
Reports and statements to shareholders	67,971
Custodian fees	48,098
Consulting fees	26,146
Other	60,804
14,546,938
Less:
Management fees waived	(3,050,042)
Total operating expenses	11,496,896
NET INVESTMENT INCOME	78,638,758
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(13,405,790)
Net change in unrealized appreciation (depreciation) of investments	(39,874,063)
NET REALIZED AND UNREALIZED LOSS	(53,279,853)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,358,905
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$78,638,758	$65,344,887
Net realized loss	(13,405,790)	(28,596,136)
Net change in unrealized appreciation (depreciation)	(39,874,063)	86,587,563
Net increase in net assets resulting from operations	25,358,905	123,336,314
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(59,232,426)	(44,869,338)
Service Class	(27,284,141)	(20,675,239)
Return of capital:
Standard Class	(55,576)	—
Service Class	(27,814)	—
	(86,599,957)	(65,544,577)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	326,335,258	293,699,039
Service Class	135,922,391	83,846,712
Reinvestment of dividends and distributions:
Standard Class	59,288,002	44,869,338
Service Class	27,311,955	20,675,239
	548,857,606	443,090,328
Cost of shares redeemed:
Standard Class	(262,498,055)	(290,501,786)
Service Class	(109,348,441)	(105,759,683)
	(371,846,496)	(396,261,469)
Increase in net assets derived from capital share transactions	177,011,110	46,828,859
NET INCREASE IN NET ASSETS	115,770,058	104,620,596
NET ASSETS:
Beginning of year	2,491,335,836	2,386,715,240
End of year	$2,607,105,894	$2,491,335,836
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-68

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.006	$9.772	$11.546	$12.057	$11.460
Income (loss) from investment operations:
Net investment income[1]	0.319	0.276	0.223	0.189	0.237
Net realized and unrealized gain (loss)	(0.207)	0.238	(1.770)	(0.427)	0.620
Total from investment operations	0.112	0.514	(1.547)	(0.238)	0.857
Less dividends and distributions from:
Net investment income	(0.345)	(0.280)	(0.227)	(0.228)	(0.260)
Net realized gain	—	—	—	(0.045)	—
Total dividends and distributions	(0.345)	(0.280)	(0.227)	(0.273)	(0.260)
Net asset value, end of period	$9.773	$10.006	$9.772	$11.546	$12.057
Total return[2]	1.05%	5.30%	(13.44% )	(1.98% )	7.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,743,047	$1,661,113	$1,574,338	$2,033,169	$2,172,627
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.36%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.49%	0.47%
Ratio of net investment income to average net assets	3.18%	2.79%	2.13%	1.60%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.06%	2.67%	2.01%	1.47%	1.85%
Portfolio turnover	40%	47%	49%	95%	92%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-69

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.011	$9.777	$11.550	$12.061	$11.464
Income (loss) from investment operations:
Net investment income[1]	0.294	0.251	0.197	0.159	0.207
Net realized and unrealized gain (loss)	(0.208)	0.238	(1.770)	(0.427)	0.621
Total from investment operations	0.086	0.489	(1.573)	(0.268)	0.828
Less dividends and distributions from:
Net investment income	(0.320)	(0.255)	(0.200)	(0.198)	(0.231)
Net realized gain	—	—	—	(0.045)	—
Total dividends and distributions	(0.320)	(0.255)	(0.200)	(0.243)	(0.231)
Net asset value, end of period	$9.777	$10.011	$9.777	$11.550	$12.061
Total return[2]	0.80%	5.03%	(13.66% )	(2.22% )	7.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$864,059	$830,223	$812,378	$1,033,836	$1,032,877
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets	2.93%	2.54%	1.88%	1.35%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.81%	2.42%	1.76%	1.22%	1.60%
Portfolio turnover	40%	47%	49%	95%	92%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-70

LVIP SSGA Bond Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP SSGA Bond Index Fund-71

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$208,707
Legal	31,695
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,887 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Bond Index Fund-72

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$618,165
Distribution fees payable to LFD	183,562
Shareholder servicing fees payable to Lincoln Life	64,322
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$140,752,378
Purchases of U.S. government securities	1,030,955,195
Sales other than U.S. government securities	132,834,683
Sales of U.S. government securities	877,219,827
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$2,915,481,266
Aggregate unrealized appreciation of investments	$5,469,425
Aggregate unrealized depreciation of investments	(277,273,235)
Net unrealized depreciation of investments	$(271,803,810)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund-73

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,287,420	$—	$20,287,420
Agency Mortgage-Backed Securities	—	649,144,054	—	649,144,054
Agency Obligations	—	19,205,993	—	19,205,993
Corporate Bonds	—	634,059,169	—	634,059,169
Municipal Bonds	—	11,683,008	—	11,683,008
Non-Agency Asset-Backed Securities	—	9,958,272	—	9,958,272
Non-Agency Commercial Mortgage-Backed Securities	—	18,056,494	—	18,056,494
Regional Bonds	—	7,050,763	—	7,050,763
Sovereign Bonds	—	32,201,038	—	32,201,038
Supranational Banks	—	31,690,902	—	31,690,902
U.S. Treasury Obligations	—	1,147,931,353	—	1,147,931,353
Money Market Fund	62,408,990	—	—	62,408,990
Total Investments	$62,408,990	$2,581,268,466	$—	$2,643,677,456
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$86,516,567	$65,544,577
Return of capital	83,390	—
Total	$86,599,957	$65,544,577
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(78,565,074)
Other temporary differences	(1)
Net unrealized depreciation	(271,803,811)
Distributable earnings/(accumulated loss)	$(350,368,886)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$14,647,647	$63,917,427	$78,565,074
LVIP SSGA Bond Index Fund-74

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	32,538,142	29,745,337
Service Class	13,575,242	8,459,098
Shares reinvested:
Standard Class	5,939,928	4,539,253
Service Class	2,734,383	2,090,875
	54,787,695	44,834,563
Shares redeemed:
Standard Class	(26,130,676)	(29,378,434)
Service Class	(10,862,121)	(10,708,140)
	(36,992,797)	(40,086,574)
Net increase	17,794,898	4,747,989
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP SSGA Bond Index Fund-75

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund-76

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Bond Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Bond Index Fund–77

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.03%
Australia–0.02%
†MMG Ltd.	153,600	$50,629
		50,629
Brazil–3.03%
Ambev SA	167,000	317,549
B3 SA - Brasil Bolsa Balcao	188,700	313,557
Banco Bradesco SA	58,684	101,249
Banco BTG Pactual SA	41,472	182,433
Banco do Brasil SA	60,600	234,988
BB Seguridade Participacoes SA	24,400	143,052
BRF SA	17,300	70,484
Caixa Seguridade Participacoes SA	19,500	44,948
CCR SA	33,100	54,466
Centrais Eletricas Brasileiras SA	42,685	240,424
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	16,900	241,742
Cia Siderurgica Nacional SA	22,100	31,606
Cosan SA	46,300	61,945
CPFL Energia SA	8,600	43,966
†Embraer SA	24,700	226,534
Energisa SA	8,266	48,748
Engie Brasil Energia SA	6,825	39,173
Equatorial Energia SA	40,932	181,370
†Hapvida Participacoes e Investimentos SA	168,691	60,887
Hypera SA	14,300	41,824
Inter & Co., Inc. Class A	9,000	37,980
JBS SA	27,200	160,560
Klabin SA	28,370	106,545
Localiza Rent a Car SA	32,393	168,721
†Magazine Luiza SA	14,168	14,868
Natura & Co. Holding SA	30,896	63,758
†NU Holdings Ltd. Class A	104,200	1,079,512
Petroleo Brasileiro SA	132,000	850,378
†PRIO SA	28,200	184,847
Raia Drogasil SA	45,256	161,088
Rede D'Or Sao Luiz SA	27,900	114,774
Rumo SA	45,418	131,119
†StoneCo Ltd. Class A	8,700	69,339
Suzano SA	24,330	244,715
Telefonica Brasil SA	14,400	109,764
TIM SA	29,200	68,828
TOTVS SA	19,114	82,836
Ultrapar Participacoes SA	27,500	71,449
Vale SA	120,892	1,069,125
Vibra Energia SA	35,100	101,255
WEG SA	59,500	508,238
XP, Inc. Class A	13,000	154,050
		8,234,694
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile–0.35%
Banco de Chile	1,593,430	$181,100
Banco de Credito e Inversiones SA	3,175	88,078
Banco Santander Chile	2,289,252	108,823
Cencosud SA	43,880	97,027
Empresas CMPC SA	42,184	66,207
Empresas Copec SA	14,757	90,264
Enel Americas SA	800,177	70,285
Enel Chile SA	932,813	53,932
†Falabella SA	30,393	107,370
Latam Airlines Group SA	5,639,926	77,842
		940,928
China–23.66%
360 Security Technology, Inc. Class A	10,200	14,463
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	6,000
AAC Technologies Holdings, Inc.	27,000	130,365
Accelink Technologies Co. Ltd. Class A	1,600	11,436
Advanced Micro-Fabrication Equipment, Inc. China Class A	601	15,575
AECC Aero-Engine Control Co. Ltd. Class A	3,000	9,141
AECC Aviation Power Co. Ltd. Class A	2,401	13,634
Agricultural Bank of China Ltd. Class A	83,400	61,014
Agricultural Bank of China Ltd. Class H	979,000	558,409
Aier Eye Hospital Group Co. Ltd. Class A	9,458	17,169
†Air China Ltd. Class A	14,900	16,147
†Akeso, Inc.	21,000	164,125
Alibaba Group Holding Ltd.	575,400	6,104,686
Aluminum Corp. of China Ltd. Class A	18,100	18,226
Aluminum Corp. of China Ltd. Class H	136,000	78,623
†Amlogic Shanghai Co. Ltd. Class A	871	8,195
Angel Yeast Co. Ltd. Class A	1,800	8,890
Anhui Conch Cement Co. Ltd. Class A	3,800	12,380
Anhui Conch Cement Co. Ltd. Class H	43,000	110,065
Anhui Gujing Distillery Co. Ltd. Class A	200	4,748
LVIP SSGA Emerging Markets Equity Index Fund-1

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Gujing Distillery Co. Ltd. Class B	3,900	$56,246
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,800	9,248
Anhui Yingjia Distillery Co. Ltd. Class A	900	6,651
Anjoy Foods Group Co. Ltd. Class A	600	6,698
Anker Innovations Technology Co. Ltd. Class A	390	5,217
ANTA Sports Products Ltd.	45,200	453,068
Asymchem Laboratories Tianjin Co. Ltd. Class A	540	5,629
Autobio Diagnostics Co. Ltd. Class A	900	5,381
Autohome, Inc. ADR	2,500	64,875
Avary Holding Shenzhen Co. Ltd. Class A	2,800	13,994
AviChina Industry & Technology Co. Ltd. Class H	84,000	41,748
Avicopter PLC Class A	1,300	6,868
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	4,822
†Baidu, Inc. Class A	80,900	861,431
Bank of Beijing Co. Ltd. Class A	13,700	11,543
Bank of Changsha Co. Ltd. Class A	4,200	5,115
Bank of Chengdu Co. Ltd. Class A	5,100	11,955
Bank of China Ltd. Class A	40,600	30,648
Bank of China Ltd. Class H	2,513,000	1,284,545
Bank of Communications Co. Ltd. Class A	35,720	38,024
Bank of Hangzhou Co. Ltd. Class A	4,400	8,807
Bank of Jiangsu Co. Ltd. Class A	19,000	25,562
Bank of Nanjing Co. Ltd. Class A	10,400	15,174
Bank of Ningbo Co. Ltd. Class A	5,970	19,883
Bank of Shanghai Co. Ltd. Class A	15,340	19,230
Bank of Suzhou Co. Ltd. Class A	5,000	5,555
Baoshan Iron & Steel Co. Ltd. Class A	22,700	21,769
Beijing Enterprises Water Group Ltd.	132,000	42,659
Beijing Kingsoft Office Software, Inc. Class A	385	15,106
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Beijing New Building Materials PLC Class A	2,500	$10,381
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,500	2,667
Beijing Roborock Technology Co. Ltd. Class A	154	4,627
Beijing Tong Ren Tang Co. Ltd. Class A	2,100	11,678
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,108	10,696
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	4,948
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	44,700	37,723
Bethel Automotive Safety Systems Co. Ltd. Class A	840	5,131
†Bilibili, Inc. Class Z	8,100	148,095
Bloomage Biotechnology Corp. Ltd. Class A	680	4,755
BOC International China Co. Ltd. Class A	6,000	9,174
BOE Technology Group Co. Ltd. Class A	38,200	22,975
BYD Co. Ltd. Class A	1,800	69,704
BYD Co. Ltd. Class H	37,000	1,270,071
BYD Electronic International Co. Ltd.	27,500	148,890
Caitong Securities Co. Ltd. Class A	4,430	4,958
†Cambricon Technologies Corp. Ltd. Class A	382	34,436
CGN Power Co. Ltd. Class A	23,300	13,183
CGN Power Co. Ltd. Class H	369,000	135,406
Changchun High-Tech Industry Group Co. Ltd. Class A	200	2,725
Changjiang Securities Co. Ltd. Class A	6,900	6,447
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	7,315
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	14,245
China CITIC Bank Corp. Ltd. Class H	313,000	216,414
China Coal Energy Co. Ltd. Class H	77,000	92,103
China Communications Services Corp. Ltd. Class H	80,000	46,970
LVIP SSGA Emerging Markets Equity Index Fund-2

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Construction Bank Corp. Class A	6,900	$8,309
China CSSC Holdings Ltd. Class A	5,200	25,618
†China Eastern Airlines Corp. Ltd. Class A	19,600	10,741
China Energy Engineering Corp. Ltd. Class A	23,600	7,404
China Everbright Bank Co. Ltd. Class A	41,900	22,215
China Everbright Bank Co. Ltd. Class H	104,000	40,440
China Feihe Ltd.	135,000	94,732
China Galaxy Securities Co. Ltd. Class A	6,800	14,188
China Galaxy Securities Co. Ltd. Class H	118,500	108,176
China Great Wall Securities Co. Ltd. Class A	5,800	6,516
†China Greatwall Technology Group Co. Ltd. Class A	4,000	7,984
China Hongqiao Group Ltd.	99,500	150,660
China International Capital Corp. Ltd. Class A	2,500	11,539
China International Capital Corp. Ltd. Class H	56,400	93,097
China Jushi Co. Ltd. Class A	5,046	7,874
China Life Insurance Co. Ltd. Class A	2,700	15,506
China Life Insurance Co. Ltd. Class H	264,000	498,995
†China Literature Ltd.	15,400	49,968
China Longyuan Power Group Corp. Ltd. Class H	118,000	97,844
China Mengniu Dairy Co. Ltd.	111,000	250,965
China Merchants Bank Co. Ltd. Class A	20,700	111,451
China Merchants Bank Co. Ltd. Class H	138,500	713,306
China Merchants Energy Shipping Co. Ltd. Class A	12,400	10,889
China Merchants Securities Co. Ltd. Class A	6,700	17,587
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,200	7,295
China Minsheng Banking Corp. Ltd. Class A	35,900	20,313
China National Chemical Engineering Co. Ltd. Class A	7,700	8,745
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China National Nuclear Power Co. Ltd. Class A	22,500	$32,151
†China National Software & Service Co. Ltd. Class A	1,080	6,908
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,900	8,431
China Oilfield Services Ltd. Class H	66,000	59,825
China Overseas Land & Investment Ltd.	135,000	215,537
China Pacific Insurance Group Co. Ltd. Class A	7,500	35,017
China Pacific Insurance Group Co. Ltd. Class H	93,000	301,752
China Petroleum & Chemical Corp. Class A	35,900	32,854
China Petroleum & Chemical Corp. Class H	862,000	493,894
China Power International Development Ltd.	162,000	66,121
China Railway Group Ltd. Class A	20,800	18,209
China Railway Signal & Communication Corp. Ltd. Class A	10,010	8,585
China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	8,454
China Resources Beer Holdings Co. Ltd.	57,000	185,312
China Resources Land Ltd.	113,500	329,540
China Resources Microelectronics Ltd. Class A	1,156	7,474
China Resources Mixc Lifestyle Services Ltd.	23,800	88,561
China Resources Pharmaceutical Group Ltd.	66,500	48,805
China Resources Power Holdings Co. Ltd.	68,000	165,302
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,080	12,635
†China Ruyi Holdings Ltd.	244,000	76,970
China Shenhua Energy Co. Ltd. Class A	5,900	35,145
China Shenhua Energy Co. Ltd. Class H	119,500	516,980
†China Southern Airlines Co. Ltd. Class A	7,800	6,935
China State Construction Engineering Corp. Ltd. Class A	37,500	30,825
LVIP SSGA Emerging Markets Equity Index Fund-3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Taiping Insurance Holdings Co. Ltd.	54,000	$80,792
China Three Gorges Renewables Group Co. Ltd. Class A	28,700	17,182
China Tourism Group Duty Free Corp. Ltd. Class A	2,000	18,361
China Tower Corp. Ltd. Class H	1,556,000	224,385
China United Network Communications Ltd. Class A	33,900	24,661
†China Vanke Co. Ltd. Class A	7,300	7,261
†China Vanke Co. Ltd. Class H	75,600	51,492
China Yangtze Power Co. Ltd. Class A	24,484	99,120
China Zheshang Bank Co. Ltd. Class A	31,480	12,550
Chongqing Brewery Co. Ltd. Class A	1,000	8,634
Chongqing Changan Automobile Co. Ltd. Class A	9,100	16,656
Chongqing Rural Commercial Bank Co. Ltd. Class A	11,600	9,615
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,600	12,971
CITIC Ltd.	205,000	243,097
CITIC Securities Co. Ltd. Class A	12,085	48,295
CITIC Securities Co. Ltd. Class H	55,275	151,947
CMOC Group Ltd. Class A	14,700	13,392
CMOC Group Ltd. Class H	129,000	87,200
CNGR Advanced Material Co. Ltd. Class A	1,260	6,235
CNPC Capital Co. Ltd. Class A	11,600	10,950
Contemporary Amperex Technology Co. Ltd. Class A	4,440	161,803
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,100	8,105
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	50,000	40,043
COSCO SHIPPING Holdings Co. Ltd. Class A	13,590	28,858
COSCO SHIPPING Holdings Co. Ltd. Class H	100,650	165,878
CRRC Corp. Ltd. Class A	28,600	32,835
CRRC Corp. Ltd. Class H	150,000	96,760
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CSC Financial Co. Ltd. Class A	3,500	$12,347
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,680	6,120
CSPC Pharmaceutical Group Ltd.	292,240	179,860
Daqin Railway Co. Ltd. Class A	21,600	20,063
Datang International Power Generation Co. Ltd. Class A	21,700	8,473
Dong-E-E-Jiao Co. Ltd. Class A	900	7,733
Dongfang Electric Corp. Ltd. Class A	3,900	8,490
Dongxing Securities Co. Ltd. Class A	3,973	5,993
East Money Information Co. Ltd. Class A	16,944	59,937
Eastroc Beverage Group Co. Ltd. Class A	260	8,852
Ecovacs Robotics Co. Ltd. Class A	1,000	6,439
ENN Energy Holdings Ltd.	27,800	199,910
ENN Natural Gas Co. Ltd. Class A	3,200	9,505
Eoptolink Technology, Inc. Ltd. Class A	900	14,251
Eve Energy Co. Ltd. Class A	1,655	10,598
Everbright Securities Co. Ltd. Class A	6,000	14,886
Far East Horizon Ltd.	68,000	49,643
FAW Jiefang Group Co. Ltd. Class A	3,700	4,157
Flat Glass Group Co. Ltd. Class A	1,400	3,777
Focus Media Information Technology Co. Ltd. Class A	19,700	18,973
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,992	31,391
Fosun International Ltd.	82,500	48,225
Founder Securities Co. Ltd. Class A	5,000	5,706
Foxconn Industrial Internet Co. Ltd. Class A	12,952	38,150
Fuyao Glass Industry Group Co. Ltd. Class A	2,700	23,082
Fuyao Glass Industry Group Co. Ltd. Class H	21,200	152,722
Ganfeng Lithium Group Co. Ltd. Class A	2,500	11,991
†GCL Technology Holdings Ltd.	753,000	104,709
LVIP SSGA Emerging Markets Equity Index Fund-4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GD Power Development Co. Ltd. Class A	24,300	$15,247
GEM Co. Ltd. Class A	6,500	5,815
†Genscript Biotech Corp.	40,000	50,678
GF Securities Co. Ltd. Class A	5,500	12,214
Giant Biogene Holding Co. Ltd.	11,800	75,814
†GigaDevice Semiconductor, Inc. Class A	952	13,929
Ginlong Technologies Co. Ltd. Class A	750	6,275
GoerTek, Inc. Class A	5,100	18,034
Goldwind Science & Technology Co. Ltd. Class A	4,200	5,944
Goneo Group Co. Ltd. Class A	580	5,581
Great Wall Motor Co. Ltd. Class A	3,300	11,904
Great Wall Motor Co. Ltd. Class H	81,000	142,463
Gree Electric Appliances, Inc. of Zhuhai Class A	2,300	14,321
GRG Banking Equipment Co. Ltd. Class A	3,000	4,792
Guangdong Haid Group Co. Ltd. Class A	2,600	17,472
Guanghui Energy Co. Ltd. Class A	9,400	8,667
Guangzhou Automobile Group Co. Ltd. Class A	5,000	6,398
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	7,787
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,574
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,760	7,457
Guolian Securities Co. Ltd. Class A	5,300	9,817
Guosen Securities Co. Ltd. Class A	7,500	11,508
Guotai Junan Securities Co. Ltd. Class A	6,800	17,374
Guoyuan Securities Co. Ltd. Class A	5,440	6,231
H World Group Ltd. ADR	7,200	237,816
Haidilao International Holding Ltd.	58,000	118,738
Haier Smart Home Co. Ltd. Class A	6,800	26,523
Haier Smart Home Co. Ltd. Class H	85,600	303,091
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Hainan Airlines Holding Co. Ltd. Class A	41,100	$9,572
†Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,796
Haitian International Holdings Ltd.	22,000	59,768
Haitong Securities Co. Ltd. Class A	9,000	13,711
Haitong Securities Co. Ltd. Class H	101,600	89,609
Hangzhou First Applied Material Co. Ltd. Class A	2,835	5,748
Hangzhou GreatStar Industrial Co. Ltd. Class A	1,100	4,875
†Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	11,051
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	5,986
Hansoh Pharmaceutical Group Co. Ltd.	40,000	88,996
Heilongjiang Agriculture Co. Ltd. Class A	4,200	8,487
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	6,483
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	11,025
Hengan International Group Co. Ltd.	22,000	63,592
Hengli Petrochemical Co. Ltd. Class A	5,500	11,566
Hengtong Optic-electric Co. Ltd. Class A	4,600	10,852
Hisense Home Appliances Group Co. Ltd. Class A	200	792
Hisense Home Appliances Group Co. Ltd. Class H	12,000	37,931
Hithink RoyalFlush Information Network Co. Ltd. Class A	500	19,694
Hoshine Silicon Industry Co. Ltd. Class A	1,100	8,373
Hua Hong Semiconductor Ltd.	22,000	61,326
Huadian Power International Corp. Ltd. Class A	11,900	9,146
Huadong Medicine Co. Ltd. Class A	2,600	12,325
LVIP SSGA Emerging Markets Equity Index Fund-5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huafon Chemical Co. Ltd. Class A	6,700	$7,508
Huagong Tech Co. Ltd. Class A	2,000	11,864
Huaibei Mining Holdings Co. Ltd. Class A	2,800	5,397
Hualan Biological Engineering, Inc. Class A	2,120	4,894
Huaneng Power International, Inc. Class A	15,100	14,005
Huaneng Power International, Inc. Class H	144,000	79,355
Huatai Securities Co. Ltd. Class A	7,200	17,351
Huatai Securities Co. Ltd. Class H	48,400	81,761
Huaxia Bank Co. Ltd. Class A	10,200	11,193
Huayu Automotive Systems Co. Ltd. Class A	4,600	11,098
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,300	5,179
Huizhou Desay Sv Automotive Co. Ltd. Class A	800	12,068
Humanwell Healthcare Group Co. Ltd. Class A	2,000	6,406
Hunan Valin Steel Co. Ltd. Class A	9,400	5,383
Hundsun Technologies, Inc. Class A	2,444	9,372
Hwatsing Technology Co. Ltd. Class A	295	6,587
Hygon Information Technology Co. Ltd. Class A	2,250	46,173
IEIT Systems Co. Ltd. Class A	2,060	14,642
Iflytek Co. Ltd. Class A	2,200	14,564
Imeik Technology Development Co. Ltd. Class A	160	4,000
Industrial & Commercial Bank of China Ltd. Class A	58,400	55,366
Industrial & Commercial Bank of China Ltd. Class H	2,446,000	1,640,818
Industrial Bank Co. Ltd. Class A	19,296	50,651
Industrial Securities Co. Ltd. Class A	14,342	12,300
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ingenic Semiconductor Co. Ltd. Class A	1,000	$9,343
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,400	9,530
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	10,998
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	7,711
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,900	24,395
Inner Mongolia Yitai Coal Co. Ltd. Class B	39,600	81,695
†Innovent Biologics, Inc.	43,000	202,636
Isoftstone Information Technology Group Co. Ltd. Class A	1,500	12,065
JA Solar Technology Co. Ltd. Class A	4,692	8,839
JCET Group Co. Ltd. Class A	1,900	10,636
†JD Health International, Inc.	38,950	140,922
†JD Logistics, Inc.	69,300	114,211
JD.com, Inc. Class A	87,071	1,524,680
Jiangsu Eastern Shenghong Co. Ltd. Class A	10,300	11,585
Jiangsu Expressway Co. Ltd. Class H	40,000	44,189
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,132	15,413
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,222	39,126
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	12,393
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	900	3,002
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	5,217
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	17,165
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	7,939
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,499
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,500	8,828
LVIP SSGA Emerging Markets Equity Index Fund-6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangxi Copper Co. Ltd. Class A	2,900	$8,200
Jiangxi Copper Co. Ltd. Class H	41,000	65,776
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	3,446
Jinko Solar Co. Ltd. Class A	12,077	11,764
Jointown Pharmaceutical Group Co. Ltd. Class A	6,281	4,406
Juneyao Airlines Co. Ltd. Class A	1,900	3,566
†Kanzhun Ltd. ADR	9,200	126,960
KE Holdings, Inc. ADR	22,900	421,818
†Kingdee International Software Group Co. Ltd.	110,000	120,811
Kingsoft Corp. Ltd.	32,600	141,244
†Kuaishou Technology	94,300	502,058
Kuang-Chi Technologies Co. Ltd. Class A	2,200	14,407
Kunlun Energy Co. Ltd.	136,000	147,090
Kunlun Tech Co. Ltd. Class A	1,600	8,435
Kweichow Moutai Co. Ltd. Class A	1,200	250,546
LB Group Co. Ltd. Class A	3,100	7,504
Lenovo Group Ltd.	284,000	368,591
Lens Technology Co. Ltd. Class A	4,200	12,601
†Li Auto, Inc. Class A	43,800	529,831
Li Ning Co. Ltd.	81,500	172,724
Liaoning Port Co. Ltd. Class A	33,300	7,892
Lingyi iTech Guangdong Co. Class A	9,800	10,741
Longfor Group Holdings Ltd.	76,256	98,184
LONGi Green Energy Technology Co. Ltd. Class A	6,772	14,575
Luxshare Precision Industry Co. Ltd. Class A	8,087	45,159
Luzhou Laojiao Co. Ltd. Class A	1,700	29,159
Mango Excellent Media Co. Ltd. Class A	2,400	8,841
Maxscend Microelectronics Co. Ltd. Class A	752	9,241
Meihua Holdings Group Co. Ltd. Class A	4,200	5,771
†Meituan Class B	175,340	3,424,781
Metallurgical Corp. of China Ltd. Class A	27,400	12,388
†Midea Group Co. Ltd.	10,100	98,248
Midea Group Co. Ltd. Class A	3,300	34,007
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
MINISO Group Holding Ltd. ADR	3,338	$79,745
Montage Technology Co. Ltd. Class A	1,741	16,195
Muyuan Foods Co. Ltd. Class A	4,850	25,542
NARI Technology Co. Ltd. Class A	8,683	30,001
National Silicon Industry Group Co. Ltd. Class A	3,770	9,720
NAURA Technology Group Co. Ltd. Class A	500	26,784
NetEase, Inc.	68,600	1,222,437
New China Life Insurance Co. Ltd. Class A	2,000	13,618
New China Life Insurance Co. Ltd. Class H	30,500	92,678
†New Hope Liuhe Co. Ltd. Class A	5,500	6,766
New Oriental Education & Technology Group, Inc.	52,500	330,886
†Ninestar Corp. Class A	1,900	7,333
Ningbo Deye Technology Co. Ltd. Class A	1,008	11,711
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	10,079
Ningbo Tuopu Group Co. Ltd. Class A	2,465	16,548
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,800	11,074
†NIO, Inc. Class A	51,310	229,905
Nongfu Spring Co. Ltd. Class H	71,000	310,359
Oppein Home Group, Inc. Class A	600	5,667
Orient Securities Co. Ltd. Class A	5,416	7,835
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,831	3,484
†PDD Holdings, Inc. ADR	24,600	2,385,954
People's Insurance Co. Group of China Ltd. Class A	6,600	6,890
People's Insurance Co. Group of China Ltd. Class H	305,000	151,977
PetroChina Co. Ltd. Class A	25,500	31,232
PetroChina Co. Ltd. Class H	748,000	588,449
Pharmaron Beijing Co. Ltd. Class A	1,600	5,633
PICC Property & Casualty Co. Ltd. Class H	244,000	385,165
LVIP SSGA Emerging Markets Equity Index Fund-7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ping An Bank Co. Ltd. Class A	21,292	$34,129
Ping An Insurance Group Co. of China Ltd. Class A	10,700	77,180
Ping An Insurance Group Co. of China Ltd. Class H	238,000	1,411,149
Piotech, Inc. Class A	191	4,021
Poly Developments & Holdings Group Co. Ltd. Class A	9,800	11,895
Pop Mart International Group Ltd.	18,800	217,007
Postal Savings Bank of China Co. Ltd. Class A	26,100	20,310
Power Construction Corp. of China Ltd. Class A	13,500	10,098
Qifu Technology, Inc. ADR	4,100	157,358
†Qinghai Salt Lake Industry Co. Ltd. Class A	4,500	10,148
Rockchip Electronics Co. Ltd. Class A	300	4,523
Rongsheng Petrochemical Co. Ltd. Class A	9,550	11,841
SAIC Motor Corp. Ltd. Class A	8,400	23,891
Sailun Group Co. Ltd. Class A	4,100	8,049
Sanan Optoelectronics Co. Ltd. Class A	7,600	12,671
Sany Heavy Industry Co. Ltd. Class A	7,200	16,256
Satellite Chemical Co. Ltd. Class A	4,978	12,815
SDIC Capital Co. Ltd. Class A	10,600	10,921
SDIC Power Holdings Co. Ltd. Class A	6,200	14,117
Seres Group Co. Ltd. Class A	1,600	29,239
SF Holding Co. Ltd. Class A	5,100	28,158
SG Micro Corp. Class A	372	4,168
Shaanxi Coal Industry Co. Ltd. Class A	8,700	27,724
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	4,050	3,934
Shandong Gold Mining Co. Ltd. Class A	4,680	14,510
Shandong Gold Mining Co. Ltd. Class H	27,750	44,877
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	3,210	9,503
Shandong Linglong Tyre Co. Ltd. Class A	1,900	4,696
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	$6,000
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	7,538
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	84,000	49,751
Shanghai Baosight Software Co. Ltd. Class A	3,513	14,082
Shanghai Baosight Software Co. Ltd. Class B	26,070	41,842
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	287	7,638
†Shanghai Electric Group Co. Ltd. Class A	11,200	12,444
Shanghai Electric Power Co. Ltd. Class A	4,300	5,402
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	8,511
Shanghai International Airport Co. Ltd. Class A	2,100	9,825
Shanghai Lingang Holdings Corp. Ltd. Class A	2,940	4,068
Shanghai M&G Stationery, Inc. Class A	1,200	4,973
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	4,400	12,659
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	25,400	41,272
Shanghai Pudong Development Bank Co. Ltd. Class A	33,000	46,521
Shanghai Putailai New Energy Technology Co. Ltd. Class A	4,292	9,355
=Shanghai RAAS Blood Products Co. Ltd. Class A	10,500	10,386
Shanghai Rural Commercial Bank Co. Ltd. Class A	7,000	8,161
Shanghai United Imaging Healthcare Co. Ltd. Class A	993	17,196
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	7,343
Shanjin International Gold Co. Ltd. Class A	4,280	9,012
Shanxi Coal International Energy Group Co. Ltd. Class A	1,900	3,079
LVIP SSGA Emerging Markets Equity Index Fund-8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	$10,126
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,900	9,640
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,380	34,827
Shengyi Technology Co. Ltd. Class A	3,300	10,873
Shennan Circuits Co. Ltd. Class A	820	14,043
Shenwan Hongyuan Group Co. Ltd. Class A	18,500	13,560
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	8,617
Shenzhen Energy Group Co. Ltd. Class A	6,000	5,327
Shenzhen Inovance Technology Co. Ltd. Class A	650	5,217
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,300	45,416
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	9,706
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	5,932
Shenzhen Transsion Holdings Co. Ltd. Class A	899	11,701
Shenzhou International Group Holdings Ltd.	29,100	232,301
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,940	4,255
Sichuan Chuantou Energy Co. Ltd. Class A	6,200	14,652
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	7,791
Sichuan Road & Bridge Group Co. Ltd. Class A	10,340	10,313
Sieyuan Electric Co. Ltd. Class A	1,200	11,952
Silergy Corp.	12,000	147,692
Sinoma International Engineering Co. Class A	2,600	3,377
Sinotruk Hong Kong Ltd.	23,500	68,987
Smoore International Holdings Ltd.	62,000	106,172
SooChow Securities Co. Ltd. Class A	4,780	5,108
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Southwest Securities Co. Ltd. Class A	8,100	$5,182
Spring Airlines Co. Ltd. Class A	1,100	8,691
Sungrow Power Supply Co. Ltd. Class A	2,180	22,050
Sunny Optical Technology Group Co. Ltd.	25,000	221,621
Sunwoda Electronic Co. Ltd. Class A	3,700	11,309
SUPCON Technology Co. Ltd. Class A	1,090	7,417
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,300	5,201
Suzhou Maxwell Technologies Co. Ltd. Class A	480	6,915
Suzhou TFC Optical Communication Co. Ltd. Class A	840	10,514
†TAL Education Group ADR	14,400	144,288
TBEA Co. Ltd. Class A	8,160	14,242
TCL Technology Group Corp. Class A	25,480	17,559
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	9,144
Tencent Holdings Ltd.	229,600	12,327,477
Tencent Music Entertainment Group ADR	26,500	300,775
Tianqi Lithium Corp. Class A	2,400	10,850
Tianshan Aluminum Group Co. Ltd. Class A	9,100	9,812
Tianshui Huatian Technology Co. Ltd. Class A	1,900	3,022
Tingyi Cayman Islands Holding Corp.	68,000	88,604
Tongcheng Travel Holdings Ltd.	42,800	100,296
TongFu Microelectronics Co. Ltd. Class A	1,032	4,178
Tongkun Group Co. Ltd. Class A	3,100	5,011
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	7,346
Tongwei Co. Ltd. Class A	3,600	10,905
TravelSky Technology Ltd. Class H	31,000	41,511
Trina Solar Co. Ltd. Class A	3,105	8,210
†Trip.com Group Ltd.	21,900	1,522,664
LVIP SSGA Emerging Markets Equity Index Fund-9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tsingtao Brewery Co. Ltd. Class A	1,000	$11,086
Tsingtao Brewery Co. Ltd. Class H	22,000	160,893
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	8,104
Unisplendour Corp. Ltd. Class A	3,980	15,175
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,600	3,617
Vipshop Holdings Ltd. ADR	11,900	160,293
Wanhua Chemical Group Co. Ltd. Class A	2,820	27,565
Want Want China Holdings Ltd.	163,000	95,702
Weichai Power Co. Ltd. Class A	9,400	17,643
Weichai Power Co. Ltd. Class H	67,000	102,484
Weihai Guangwei Composites Co. Ltd. Class A	1,920	9,114
Wens Foodstuff Group Co. Ltd. Class A	5,420	12,259
Western Mining Co. Ltd. Class A	3,400	7,485
Western Securities Co. Ltd. Class A	6,100	6,811
Western Superconducting Technologies Co. Ltd. Class A	795	4,664
Will Semiconductor Co. Ltd. Shanghai Class A	965	13,804
Wingtech Technology Co. Ltd. Class A	1,700	9,032
Wuhan Guide Infrared Co. Ltd. Class A	9,321	9,488
Wuliangye Yibin Co. Ltd. Class A	3,900	74,824
WUS Printed Circuit Kunshan Co. Ltd. Class A	3,010	16,351
WuXi AppTec Co. Ltd. Class A	2,232	16,830
WuXi AppTec Co. Ltd. Class H	10,556	76,792
†Wuxi Biologics Cayman, Inc.	124,500	281,488
XCMG Construction Machinery Co. Ltd. Class A	11,000	11,951
Xiamen C & D, Inc. Class A	3,200	4,612
Xiamen Tungsten Co. Ltd. Class A	1,800	4,752
†Xiaomi Corp. Class B	542,600	2,410,267
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	$6,833
Xinyi Solar Holdings Ltd.	182,546	73,802
†XPeng, Inc. Class A	43,500	261,281
Yadea Group Holdings Ltd.	44,449	74,056
Yankuang Energy Group Co. Ltd. Class A	2,265	4,397
Yankuang Energy Group Co. Ltd. Class H	114,800	132,291
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	10,642
Yealink Network Technology Corp. Ltd. Class A	1,690	8,937
Yifeng Pharmacy Chain Co. Ltd. Class A	1,623	5,365
Yihai Kerry Arawana Holdings Co. Ltd. Class A	992	4,432
†Yonyou Network Technology Co. Ltd. Class A	3,640	5,351
Youngor Fashion Co. Ltd. Class A	4,200	5,121
YTO Express Group Co. Ltd. Class A	4,600	8,943
Yum China Holdings, Inc.	13,500	650,295
Yunnan Aluminium Co. Ltd. Class A	4,500	8,341
Yunnan Baiyao Group Co. Ltd. Class A	1,680	13,798
Yunnan Energy New Material Co. Ltd. Class A	1,900	8,327
Yunnan Tin Co. Ltd. Class A	2,000	3,844
Yunnan Yuntianhua Co. Ltd. Class A	2,100	6,416
Yutong Bus Co. Ltd. Class A	2,500	9,035
Zangge Mining Co. Ltd. Class A	2,100	7,978
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	14,693
Zhaojin Mining Industry Co. Ltd. Class H	51,500	72,675
Zhejiang China Commodities City Group Co. Ltd. Class A	8,600	15,800
Zhejiang Chint Electrics Co. Ltd. Class A	2,900	9,301
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	9,864
Zhejiang Dingli Machinery Co. Ltd. Class A	640	5,657
LVIP SSGA Emerging Markets Equity Index Fund-10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Expressway Co. Ltd. Class H	58,600	$42,177
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	8,128
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,960	7,857
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	6,118
Zhejiang Juhua Co. Ltd. Class A	4,100	13,548
†Zhejiang Leapmotor Technology Co. Ltd.	19,000	79,629
Zhejiang NHU Co. Ltd. Class A	4,664	14,038
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	3,000	9,663
Zhejiang Supor Co. Ltd. Class A	700	5,103
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	6,519
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	8,064
Zheshang Securities Co. Ltd. Class A	3,900	6,540
Zhongji Innolight Co. Ltd. Class A	940	15,906
Zhongjin Gold Corp. Ltd. Class A	4,100	6,757
Zhongsheng Group Holdings Ltd.	30,000	53,923
Zhongtai Securities Co. Ltd. Class A	12,500	11,251
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	8,062
Zhuzhou CRRC Times Electric Co. Ltd. Class H	18,300	77,284
Zijin Mining Group Co. Ltd. Class A	18,900	39,150
Zijin Mining Group Co. Ltd. Class H	202,000	367,762
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	11,300	11,193
ZTE Corp. Class A	3,400	18,818
ZTE Corp. Class H	28,800	90,294
ZTO Express Cayman, Inc.	15,000	292,211
		64,174,832
Colombia–0.05%
Bancolombia SA	8,405	71,695
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Colombia (continued)
Interconexion Electrica SA ESP	16,306	$61,750
		133,445
Czech Republic–0.13%
CEZ AS	5,670	223,044
Komercni Banka AS	2,624	91,637
Moneta Money Bank AS	8,517	43,341
		358,022
Egypt–0.06%
Commercial International Bank - Egypt (CIB)	79,548	122,827
Eastern Co. SAE	46,491	26,976
Talaat Moustafa Group	24,118	26,566
		176,369
Greece–0.46%
Alpha Services & Holdings SA	77,868	130,426
Eurobank Ergasias Services & Holdings SA Class A	91,291	210,877
Hellenic Telecommunications Organization SA	5,676	87,487
Jumbo SA	3,991	105,667
Metlen Energy & Metals SA	3,734	129,651
National Bank of Greece SA	30,691	243,521
OPAP SA	6,410	104,245
Piraeus Financial Holdings SA	37,139	148,111
Public Power Corp. SA	7,262	92,826
		1,252,811
Hong Kong–1.89%
†Alibaba Health Information Technology Ltd.	196,000	83,784
Bank of Communications Co. Ltd. Class H	308,000	253,407
Beijing Enterprises Holdings Ltd.	17,000	58,442
BOC Aviation Ltd.	7,000	54,393
Bosideng International Holdings Ltd.	144,000	71,938
C&D International Investment Group Ltd.	25,326	42,587
China Construction Bank Corp. Class H	3,405,000	2,840,916
China Gas Holdings Ltd.	93,000	81,066
China Merchants Port Holdings Co. Ltd.	43,740	77,944
China Minsheng Banking Corp. Ltd. Class H	251,000	111,173
LVIP SSGA Emerging Markets Equity Index Fund-11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
China National Building Material Co. Ltd. Class H	160,000	$72,927
China Railway Group Ltd. Class H	157,000	80,050
China Resources Gas Group Ltd.	32,200	127,487
China State Construction International Holdings Ltd.	68,000	107,341
Chow Tai Fook Jewellery Group Ltd.	76,200	66,029
Geely Automobile Holdings Ltd.	213,000	406,438
Guangdong Investment Ltd.	100,000	86,395
Orient Overseas International Ltd.	4,500	66,689
Postal Savings Bank of China Co. Ltd. Class H	278,000	163,937
Sino Biopharmaceutical Ltd.	361,000	148,738
Sinopharm Group Co. Ltd. Class H	46,800	128,349
		5,130,030
Hungary–0.24%
MOL Hungarian Oil & Gas PLC	14,118	97,174
OTP Bank Nyrt	7,919	432,791
Richter Gedeon Nyrt	4,876	127,723
		657,688
India–19.39%
ABB India Ltd.	1,853	149,607
Adani Enterprises Ltd.	5,193	153,378
†Adani Green Energy Ltd.	7,143	86,829
Adani Ports & Special Economic Zone Ltd.	19,044	273,847
†Adani Power Ltd.	20,083	124,197
Alkem Laboratories Ltd.	1,474	96,998
Ambuja Cements Ltd.	21,491	134,498
APL Apollo Tubes Ltd.	5,770	105,693
Apollo Hospitals Enterprise Ltd.	3,549	302,460
Ashok Leyland Ltd.	51,193	131,849
Asian Paints Ltd.	13,563	361,413
Astral Ltd.	4,641	89,566
AU Small Finance Bank Ltd.	13,779	89,984
Aurobindo Pharma Ltd.	9,200	143,405
†Avenue Supermarts Ltd.	5,729	238,348
Axis Bank Ltd.	81,198	1,009,785
Bajaj Auto Ltd.	2,361	242,642
Bajaj Finance Ltd.	9,879	787,308
Bajaj Finserv Ltd.	13,500	247,266
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bajaj Holdings & Investment Ltd.	929	$128,984
Balkrishna Industries Ltd.	2,923	99,356
Bank of Baroda	35,888	100,835
Bharat Electronics Ltd.	129,294	442,715
Bharat Forge Ltd.	8,943	135,743
Bharat Heavy Electricals Ltd.	36,182	96,949
Bharat Petroleum Corp. Ltd.	53,283	182,011
Bharti Airtel Ltd.	90,295	1,674,566
Bosch Ltd.	254	101,169
Britannia Industries Ltd.	3,814	212,175
BSE Ltd.	2,337	145,368
Canara Bank	68,402	79,992
CG Power & Industrial Solutions Ltd.	21,431	182,234
Cholamandalam Investment & Finance Co. Ltd.	14,763	204,502
Cipla Ltd.	18,529	330,915
Coal India Ltd.	65,239	292,728
Colgate-Palmolive India Ltd.	4,757	148,946
Container Corp. of India Ltd.	8,387	77,195
Cummins India Ltd.	4,867	186,121
Dabur India Ltd.	18,467	109,361
Divi's Laboratories Ltd.	4,212	300,047
Dixon Technologies India Ltd.	1,156	242,185
DLF Ltd.	26,124	251,708
Dr. Reddy's Laboratories Ltd.	20,598	334,062
Eicher Motors Ltd.	4,827	271,864
GAIL India Ltd.	80,733	180,092
†GMR Airports Ltd.	91,413	83,881
Godrej Consumer Products Ltd.	14,367	181,581
†Godrej Properties Ltd.	5,324	173,282
Grasim Industries Ltd.	9,280	264,774
Havells India Ltd.	8,780	171,788
HCL Technologies Ltd.	33,678	754,250
HDFC Asset Management Co. Ltd.	3,367	165,139
HDFC Bank Ltd.	199,988	4,141,259
HDFC Life Insurance Co. Ltd.	34,114	245,872
Hero MotoCorp Ltd.	4,220	205,081
Hindalco Industries Ltd.	47,627	335,143
Hindustan Aeronautics Ltd.	7,087	345,879
Hindustan Petroleum Corp. Ltd.	33,454	159,721
Hindustan Unilever Ltd.	29,175	792,932
LVIP SSGA Emerging Markets Equity Index Fund-12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
ICICI Bank Ltd.	184,034	$2,755,015
ICICI Lombard General Insurance Co. Ltd.	8,478	177,034
ICICI Prudential Life Insurance Co. Ltd.	12,491	95,542
†IDFC First Bank Ltd.	123,833	91,327
Indian Hotels Co. Ltd.	30,071	308,231
Indian Oil Corp. Ltd.	98,810	157,436
Indian Railway Catering & Tourism Corp. Ltd.	9,078	83,438
†Indus Towers Ltd.	42,430	169,395
IndusInd Bank Ltd.	10,030	112,485
Info Edge India Ltd.	2,503	253,688
Infosys Ltd.	117,599	2,582,367
†InterGlobe Aviation Ltd.	6,712	357,047
ITC Ltd.	106,189	599,884
Jindal Stainless Ltd.	12,082	98,673
Jindal Steel & Power Ltd.	14,376	156,280
†Jio Financial Services Ltd.	100,995	352,364
JSW Energy Ltd.	15,394	115,553
JSW Steel Ltd.	21,516	226,560
Jubilant Foodworks Ltd.	13,693	114,852
Kalyan Jewellers India Ltd.	14,533	130,072
Kotak Mahindra Bank Ltd.	38,780	809,017
Larsen & Toubro Ltd.	23,913	1,007,662
LTIMindtree Ltd.	2,595	169,312
Lupin Ltd.	8,000	220,123
Macrotech Developers Ltd.	10,957	177,818
Mahindra & Mahindra Ltd.	33,115	1,163,132
†Mankind Pharma Ltd.	3,475	116,913
Marico Ltd.	18,045	134,789
Maruti Suzuki India Ltd.	4,455	565,028
Max Healthcare Institute Ltd.	27,442	361,609
Mphasis Ltd.	3,618	120,321
MRF Ltd.	81	123,595
Muthoot Finance Ltd.	4,155	103,671
Nestle India Ltd.	11,906	301,781
NHPC Ltd.	103,850	97,877
NMDC Ltd.	106,446	81,960
NTPC Ltd.	154,704	602,363
Oberoi Realty Ltd.	4,484	121,064
Oil & Natural Gas Corp. Ltd.	111,014	310,232
Oil India Ltd.	16,897	85,014
Oracle Financial Services Software Ltd.	749	111,890
Page Industries Ltd.	213	118,212
†PB Fintech Ltd.	11,249	277,087
Persistent Systems Ltd.	3,796	286,326
Petronet LNG Ltd.	25,964	104,992
Phoenix Mills Ltd.	6,834	130,432
PI Industries Ltd.	2,648	113,996
Pidilite Industries Ltd.	5,354	181,622
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Polycab India Ltd.	1,889	$160,459
Power Finance Corp. Ltd.	52,362	274,306
Power Grid Corp. of India Ltd.	164,797	594,213
Prestige Estates Projects Ltd.	6,070	120,104
Punjab National Bank	83,732	100,521
Rail Vikas Nigam Ltd.	17,922	88,486
REC Ltd.	46,411	271,428
Reliance Industries Ltd.	215,636	3,061,363
Samvardhana Motherson International Ltd.	111,555	203,425
SBI Cards & Payment Services Ltd.	10,771	83,518
SBI Life Insurance Co. Ltd.	15,890	258,060
Shree Cement Ltd.	300	90,035
Shriram Finance Ltd.	9,955	335,945
Siemens Ltd.	3,135	239,337
Solar Industries India Ltd.	994	113,587
Sona Blw Precision Forgings Ltd.	16,011	111,236
SRF Ltd.	4,644	121,395
State Bank of India	63,250	587,296
Sun Pharmaceutical Industries Ltd.	34,027	749,726
Sundaram Finance Ltd.	2,297	111,175
Supreme Industries Ltd.	2,209	121,283
†Suzlon Energy Ltd.	335,626	243,917
Tata Communications Ltd.	4,307	85,694
Tata Consultancy Services Ltd.	31,872	1,524,398
Tata Consumer Products Ltd.	20,887	223,157
Tata Elxsi Ltd.	1,140	90,500
Tata Motors Ltd.	71,743	620,234
Tata Power Co. Ltd.	56,288	257,989
Tata Steel Ltd.	264,953	427,230
Tech Mahindra Ltd.	19,003	378,712
Thermax Ltd.	1,567	73,940
Titan Co. Ltd.	12,565	477,445
Torrent Pharmaceuticals Ltd.	3,538	138,855
Torrent Power Ltd.	6,066	105,284
Trent Ltd.	6,416	533,833
Tube Investments of India Ltd.	3,720	155,391
TVS Motor Co. Ltd.	8,358	231,224
UltraTech Cement Ltd.	4,089	545,734
Union Bank of India Ltd.	52,334	73,580
United Spirits Ltd.	10,194	193,542
†UPL Ltd.	17,461	95,938
Varun Beverages Ltd.	40,066	298,809
Vedanta Ltd.	48,191	250,176
†Vodafone Idea Ltd.	909,769	84,374
LVIP SSGA Emerging Markets Equity Index Fund-13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Voltas Ltd.	7,575	$158,373
Wipro Ltd.	92,252	325,255
†Yes Bank Ltd.	489,885	112,095
†Zomato Ltd.	234,715	762,290
Zydus Lifesciences Ltd.	8,707	98,823
		52,600,249
Indonesia–1.47%
Alamtri Resources Indonesia Tbk. PT	500,400	75,354
†Amman Mineral Internasional PT	227,500	119,323
Astra International Tbk. PT	711,500	216,285
Bank Central Asia Tbk. PT	1,970,100	1,184,263
Bank Mandiri Persero Tbk. PT	1,321,800	465,278
Bank Negara Indonesia Persero Tbk. PT	522,100	140,511
Bank Rakyat Indonesia Persero Tbk. PT	2,417,559	610,309
Barito Pacific Tbk. PT	779,798	44,345
Chandra Asri Pacific Tbk. PT	270,800	126,188
Charoen Pokphand Indonesia Tbk. PT	252,500	74,675
†GoTo Gojek Tokopedia Tbk. PT	31,388,400	135,488
Indah Kiat Pulp & Paper Tbk. PT	81,400	34,303
Indofood CBP Sukses Makmur Tbk. PT	79,300	56,045
Indofood Sukses Makmur Tbk. PT	150,600	72,048
Kalbe Farma Tbk. PT	790,300	66,779
†Merdeka Copper Gold Tbk. PT	360,085	36,069
Sumber Alfaria Trijaya Tbk. PT	650,800	115,240
Telkom Indonesia Persero Tbk. PT	1,746,500	292,340
Unilever Indonesia Tbk. PT	246,900	28,936
United Tractors Tbk. PT	56,300	93,658
		3,987,437
Kuwait–0.75%
Boubyan Bank KSCP	50,629	92,127
Gulf Bank KSCP	72,244	76,392
Kuwait Finance House KSCP	363,321	879,136
Mabanee Co. KPSC	25,905	64,027
Mobile Telecommunications Co. KSCP	67,224	102,264
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kuwait (continued)
National Bank of Kuwait SAKP	280,539	$815,319
		2,029,265
Luxembourg–0.04%
Reinet Investments SCA	4,777	113,192
		113,192
Malaysia–1.54%
AMMB Holdings Bhd.	85,700	105,029
Axiata Group Bhd.	92,561	51,544
CelcomDigi Bhd.	117,500	95,125
CIMB Group Holdings Bhd.	264,307	484,696
Gamuda Bhd.	135,248	143,369
Genting Bhd.	80,100	69,146
Genting Malaysia Bhd.	99,900	50,492
Hong Leong Bank Bhd.	22,500	103,455
IHH Healthcare Bhd.	76,600	125,054
Inari Amertron Bhd.	96,600	66,107
IOI Corp. Bhd.	94,500	81,999
Kuala Lumpur Kepong Bhd.	16,962	82,695
Malayan Banking Bhd.	192,070	439,852
Malaysia Airports Holdings Bhd.	34,320	81,204
Maxis Bhd.	87,800	71,669
MISC Bhd.	50,700	86,172
Mr. DIY Group M Bhd.	119,950	49,627
Nestle Malaysia Bhd.	2,400	53,662
Petronas Chemicals Group Bhd.	97,100	112,268
Petronas Dagangan Bhd.	9,900	42,775
Petronas Gas Bhd.	27,500	108,733
PPB Group Bhd.	24,100	66,832
Press Metal Aluminium Holdings Bhd.	129,300	141,691
Public Bank Bhd.	515,300	525,499
QL Resources Bhd.	62,100	66,107
RHB Bank Bhd.	52,388	75,920
SD Guthrie Bhd.	78,087	86,443
Sime Darby Bhd.	91,700	48,398
Sunway Bhd.	85,400	91,483
Telekom Malaysia Bhd.	39,059	58,088
Tenaga Nasional Bhd.	102,400	342,135
YTL Corp. Bhd.	127,500	76,132
YTL Power International Bhd.	94,400	93,313
		4,176,714
Mexico–1.86%
Alfa SAB de CV Class A	135,421	97,615
America Movil SAB de CV	654,600	469,343
Arca Continental SAB de CV	17,800	147,285
Cemex SAB de CV	534,400	300,121
LVIP SSGA Emerging Markets Equity Index Fund-14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Coca-Cola Femsa SAB de CV	18,300	$142,294
Fibra Uno Administracion SA de CV	100,500	99,724
Fomento Economico Mexicano SAB de CV	61,700	526,452
Gruma SAB de CV Class B	6,315	98,540
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	84,487
Grupo Aeroportuario del Pacifico SAB de CV Class B	13,790	242,024
Grupo Aeroportuario del Sureste SAB de CV Class B	6,300	162,031
Grupo Bimbo SAB de CV	46,200	122,640
Grupo Carso SAB de CV	19,617	108,702
Grupo Comercial Chedraui SA de CV	10,800	65,014
Grupo Financiero Banorte SAB de CV Class O	92,000	592,831
†Grupo Financiero Inbursa SAB de CV Class O	63,700	132,710
Grupo Mexico SAB de CV	110,300	525,183
†Industrias Penoles SAB de CV	6,860	87,317
Kimberly-Clark de Mexico SAB de CV Class A	57,500	80,965
Operadora De Sites Mexicanos SAB de CV Class A1	41,600	24,480
Prologis Property Mexico SA de CV	38,029	105,364
Promotora y Operadora de Infraestructura SAB de CV	6,430	54,478
Southern Copper Corp.	3,076	280,316
Wal-Mart de Mexico SAB de CV	185,200	487,448
		5,037,364
Netherlands–0.06%
NEPI Rockcastle NV	21,499	157,205
		157,205
Peru–0.19%
Cia de Minas Buenaventura SAA ADR	6,100	70,272
Credicorp Ltd.	2,400	439,968
		510,240
Philippines–0.53%
Ayala Corp.	8,590	88,503
Ayala Land, Inc.	231,100	104,017
Bank of the Philippine Islands	64,478	135,990
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
BDO Unibank, Inc.	83,304	$206,075
International Container Terminal Services, Inc.	35,770	238,693
JG Summit Holdings, Inc.	108,720	38,429
Jollibee Foods Corp.	16,630	77,120
Manila Electric Co.	10,530	88,835
Metropolitan Bank & Trust Co.	67,744	83,889
PLDT, Inc.	2,795	62,480
SM Investments Corp.	7,650	118,159
SM Prime Holdings, Inc.	353,800	152,801
Universal Robina Corp.	29,110	39,601
		1,434,592
Poland–0.82%
Alior Bank SA	3,444	71,720
†Allegro.eu SA	20,356	133,392
Bank Polska Kasa Opieki SA	6,465	216,104
Budimex SA	431	48,718
CD Projekt SA	2,240	103,892
†Dino Polska SA	1,715	161,858
KGHM Polska Miedz SA	4,904	136,641
LPP SA	39	146,740
†mBank SA	572	76,070
ORLEN SA	20,441	234,308
†PGE Polska Grupa Energetyczna SA	30,272	44,578
Powszechna Kasa Oszczednosci Bank Polski SA	30,950	448,052
Powszechny Zaklad Ubezpieczen SA	21,234	235,867
Santander Bank Polska SA	1,406	156,076
		2,214,016
Qatar–0.84%
Barwa Real Estate Co.	72,569	56,405
Commercial Bank PSQC	112,806	134,772
Dukhan Bank	68,028	69,037
Industries Qatar QSC	53,068	193,412
Masraf Al Rayan QSC	210,849	142,631
Mesaieed Petrochemical Holding Co.	208,062	85,431
Ooredoo QPSC	27,621	87,619
Qatar Electricity & Water Co. QSC	16,241	70,031
Qatar Fuel QSC	22,517	92,764
Qatar Gas Transport Co. Ltd.	95,817	109,186
Qatar International Islamic Bank QSC	33,918	101,540
Qatar Islamic Bank QPSC	62,591	367,191
Qatar National Bank QPSC	163,787	777,775
		2,287,794
LVIP SSGA Emerging Markets Equity Index Fund-15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–8.48%
†Alteogen, Inc.	1,410	$292,912
Amorepacific Corp.	1,106	78,268
Celltrion, Inc.	5,653	712,388
CJ CheilJedang Corp.	280	48,225
Coway Co. Ltd.	1,900	85,727
DB Insurance Co. Ltd.	1,602	111,307
Doosan Bobcat, Inc.	1,863	52,257
†Doosan Enerbility Co. Ltd.	15,771	185,419
†Ecopro BM Co. Ltd.	1,715	125,573
†Ecopro Co. Ltd.	3,503	134,310
†Ecopro Materials Co. Ltd.	603	26,274
†Enchem Co. Ltd.	439	39,218
†GS Holdings Corp.	1,756	46,579
Hana Financial Group, Inc.	10,115	387,033
Hanjin Kal Corp.	848	43,033
Hankook Tire & Technology Co. Ltd.	2,431	62,769
Hanmi Pharm Co. Ltd.	236	44,629
Hanmi Semiconductor Co. Ltd.	1,509	82,720
Hanwha Aerospace Co. Ltd.	1,126	248,269
†Hanwha Ocean Co. Ltd.	3,108	78,055
HD Hyundai Co. Ltd.	1,489	79,840
HD Hyundai Electric Co. Ltd.	824	211,856
†HD Hyundai Heavy Industries Co. Ltd.	771	149,317
†HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,491	229,300
†HLB, Inc.	4,126	202,565
HMM Co. Ltd.	9,421	112,538
†HYBE Co. Ltd.	804	104,913
Hyundai Glovis Co. Ltd.	1,301	103,782
Hyundai Mobis Co. Ltd.	2,136	339,702
Hyundai Motor Co.	4,826	685,150
†Hyundai Rotem Co. Ltd.	2,692	90,306
Industrial Bank of Korea	9,622	93,279
Kakao Corp.	10,931	280,122
KakaoBank Corp.	5,754	81,299
KB Financial Group, Inc.	13,207	743,699
Kia Corp.	8,498	575,056
Korea Aerospace Industries Ltd.	2,544	94,540
†Korea Electric Power Corp.	8,962	121,406
Korea Investment Holdings Co. Ltd.	1,576	75,573
Korea Zinc Co. Ltd.	181	122,597
Korean Air Lines Co. Ltd.	6,387	97,181
†Krafton, Inc.	1,010	212,832
KT&G Corp.	3,679	266,206
Kumho Petrochemical Co. Ltd.	502	30,742
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†L&F Co. Ltd.	945	$51,086
LG Chem Ltd.	1,746	292,510
LG Corp.	3,307	160,235
†LG Display Co. Ltd.	11,325	69,114
LG Electronics, Inc.	3,742	210,241
†LG Energy Solution Ltd.	1,656	386,736
LG H&H Co. Ltd.	342	70,345
LG Innotek Co. Ltd.	537	58,124
LG Uplus Corp.	8,084	56,525
Lotte Chemical Corp.	696	28,118
LS Electric Co. Ltd.	561	60,720
Meritz Financial Group, Inc.	3,357	235,851
Mirae Asset Securities Co. Ltd.	8,912	48,038
†NAVER Corp.	5,098	680,226
NCSoft Corp.	489	60,384
†Netmarble Corp.	1,081	37,585
NH Investment & Securities Co. Ltd.	4,353	40,976
Orion Corp.	804	55,537
Posco DX Co. Ltd.	1,525	19,414
POSCO Future M Co. Ltd.	1,084	102,413
POSCO Holdings, Inc.	2,475	422,194
Posco International Corp.	1,970	52,331
†Samsung Biologics Co. Ltd.	629	403,043
Samsung C&T Corp.	3,131	241,930
†Samsung E&A Co. Ltd.	5,962	66,458
Samsung Electro-Mechanics Co. Ltd.	1,959	162,485
Samsung Electronics Co. Ltd.	168,754	6,022,291
Samsung Fire & Marine Insurance Co. Ltd.	1,085	262,674
†Samsung Heavy Industries Co. Ltd.	23,158	176,685
Samsung Life Insurance Co. Ltd.	2,809	179,751
†Samsung SDI Co. Ltd.	1,944	321,321
Samsung SDS Co. Ltd.	1,485	127,785
Shinhan Financial Group Co. Ltd.	15,342	497,492
†SK Biopharmaceuticals Co. Ltd.	1,182	88,267
†SK Bioscience Co. Ltd.	1,065	36,262
SK Hynix, Inc.	19,329	2,214,916
†SK Innovation Co. Ltd.	2,179	164,725
†SK Square Co. Ltd.	3,315	174,095
SK Telecom Co. Ltd.	1,764	66,101
SK, Inc.	1,263	112,111
†SKC Co. Ltd.	723	50,888
S-Oil Corp.	1,678	62,658
Woori Financial Group, Inc.	22,221	231,527
LVIP SSGA Emerging Markets Equity Index Fund-16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Yuhan Corp.	1,975	$159,124
		23,010,058
Russia–0.00%
=†πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πGMK Norilskiy Nickel PAO	595,900	0
=†πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMoscow Exchange MICEX-RTS PJSC	149,010	0
=†πNovatek PJSC GDR	8,045	0
=†πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=†πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	3,172	0
=†πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=†πSeverstal PAO	19,447	0
=†πSurgutneftegas PJSC	697,800	0
=†πTatneft PJSC	132,700	0
=†πVK IPJSC GDR	12,642	0
=†πVTB Bank PJSC	58,436	0
		0
Saudi Arabia–4.14%
ACWA Power Co.	5,189	554,337
Ades Holding Co.	11,481	53,045
†Advanced Petrochemical Co.	4,238	36,206
Al Rajhi Bank	69,091	1,739,503
†Al Rajhi Co. for Co-operative Insurance	1,503	68,642
Alinma Bank	43,232	333,094
Almarai Co. JSC	14,421	219,535
Arab National Bank	31,491	176,673
Arabian Internet & Communications Services Co.	813	58,421
Bank AlBilad	21,521	223,664
†Bank Al-Jazira	18,911	94,117
Banque Saudi Fransi	42,906	180,878
Bupa Arabia for Cooperative Insurance Co.	2,882	158,773
Co. for Cooperative Insurance	2,441	95,888
Dallah Healthcare Co.	1,148	45,830
†Dar Al Arkan Real Estate Development Co.	19,731	79,294
Dr. Sulaiman Al Habib Medical Services Group Co.	3,076	229,550
Elm Co.	844	250,455
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Etihad Etisalat Co.	13,226	$187,967
Jarir Marketing Co.	21,897	73,779
Mobile Telecommunications Co. Saudi Arabia	14,616	39,911
Mouwasat Medical Services Co.	3,713	84,094
Nahdi Medical Co.	1,465	45,852
Power & Water Utility Co. for Jubail & Yanbu	2,470	36,024
Riyad Bank	51,926	395,242
SABIC Agri-Nutrients Co.	8,209	242,508
Sahara International Petrochemical Co.	13,597	90,034
SAL Saudi Logistics Services	897	60,303
†Saudi Arabian Mining Co.	45,789	612,973
Saudi Arabian Oil Co.	205,471	1,533,896
Saudi Aramco Base Oil Co.	1,927	57,337
Saudi Awwal Bank	35,525	318,150
Saudi Basic Industries Corp.	31,886	568,574
Saudi Electricity Co.	29,037	130,602
Saudi Industrial Investment Group	12,569	55,864
Saudi Investment Bank	22,857	88,206
†Saudi Kayan Petrochemical Co.	24,774	46,286
Saudi National Bank	104,330	927,402
†Saudi Research & Media Group	1,240	90,754
Saudi Tadawul Group Holding Co.	1,665	96,070
Saudi Telecom Co.	70,934	755,139
Yanbu National Petrochemical Co.	9,511	95,682
		11,230,554
South Africa–2.66%
Absa Group Ltd.	29,940	301,046
Anglo American Platinum Ltd.	2,555	77,031
Aspen Pharmacare Holdings Ltd.	13,214	115,431
Bid Corp. Ltd.	11,820	269,687
Bidvest Group Ltd.	11,932	166,714
Capitec Bank Holdings Ltd.	3,084	512,224
Clicks Group Ltd.	8,341	164,908
Discovery Ltd.	18,983	195,923
Exxaro Resources Ltd.	8,362	69,989
FirstRand Ltd.	179,046	720,691
Gold Fields Ltd.	31,663	414,595
Harmony Gold Mining Co. Ltd.	19,974	159,485
LVIP SSGA Emerging Markets Equity Index Fund-17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
†Impala Platinum Holdings Ltd.	31,728	$147,533
Kumba Iron Ore Ltd.	2,134	36,893
MTN Group Ltd.	59,750	291,258
Naspers Ltd. Class N	5,990	1,324,639
Nedbank Group Ltd.	16,328	243,744
Old Mutual Ltd.	166,503	110,377
OUTsurance Group Ltd.	28,433	100,194
Pepkor Holdings Ltd.	84,273	129,282
Remgro Ltd.	17,558	144,307
Sanlam Ltd.	63,481	292,256
Sasol Ltd.	20,050	88,471
Shoprite Holdings Ltd.	17,729	276,674
†Sibanye Stillwater Ltd.	98,135	77,900
Standard Bank Group Ltd.	47,429	557,348
Vodacom Group Ltd.	21,684	116,468
Woolworths Holdings Ltd.	32,680	107,974
		7,213,042
Taiwan–19.61%
Accton Technology Corp.	18,000	424,408
Acer, Inc.	101,000	122,613
Advantech Co. Ltd.	16,951	179,155
Airtac International Group	4,696	120,893
Alchip Technologies Ltd.	3,000	300,142
ASE Technology Holding Co. Ltd.	117,000	578,139
Asia Cement Corp.	80,000	98,583
Asia Vital Components Co. Ltd.	11,000	209,032
Asustek Computer, Inc.	25,000	469,734
AUO Corp.	227,000	101,437
Catcher Technology Co. Ltd.	21,000	124,266
Cathay Financial Holding Co. Ltd.	338,154	704,477
Chailease Holding Co. Ltd.	52,494	180,934
Chang Hwa Commercial Bank Ltd.	214,641	116,864
Cheng Shin Rubber Industry Co. Ltd.	60,000	89,768
China Airlines Ltd.	108,000	84,497
China Steel Corp.	416,000	249,337
Chunghwa Telecom Co. Ltd.	135,000	508,548
Compal Electronics, Inc.	147,000	168,816
CTBC Financial Holding Co. Ltd.	588,000	701,270
Delta Electronics, Inc.	69,000	906,053
E Ink Holdings, Inc.	30,000	249,813
E.Sun Financial Holding Co. Ltd.	508,084	417,663
Eclat Textile Co. Ltd.	7,000	108,679
eMemory Technology, Inc.	2,000	204,670
Eva Airways Corp.	94,000	127,161
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	35,986	$246,972
Far Eastern New Century Corp.	102,000	98,315
Far EasTone Telecommunications Co. Ltd.	62,000	169,068
Feng TAY Enterprise Co. Ltd.	17,193	69,749
First Financial Holding Co. Ltd.	396,379	327,651
Formosa Chemicals & Fibre Corp.	123,000	102,423
Formosa Plastics Corp.	134,000	145,099
Fortune Electric Co. Ltd.	5,400	92,733
Fubon Financial Holding Co. Ltd.	290,696	800,679
Gigabyte Technology Co. Ltd.	19,000	157,925
Global Unichip Corp.	3,000	124,449
Globalwafers Co. Ltd.	9,000	104,729
Hon Hai Precision Industry Co. Ltd.	442,000	2,480,685
Hotai Motor Co. Ltd.	10,320	194,851
Hua Nan Financial Holdings Co. Ltd.	315,388	251,564
Innolux Corp.	263,930	115,524
International Games System Co. Ltd.	8,000	237,673
Inventec Corp.	94,000	143,647
Jentech Precision Industrial Co. Ltd.	2,500	116,290
KGI Financial Holding Co. Ltd.	564,048	295,921
Largan Precision Co. Ltd.	4,000	326,374
Lite-On Technology Corp.	74,000	224,588
MediaTek, Inc.	54,000	2,330,675
Mega Financial Holding Co. Ltd.	419,887	495,650
Micro-Star International Co. Ltd.	25,000	139,929
Nan Ya Plastics Corp.	181,000	165,075
†Nanya Technology Corp.	48,000	42,825
Nien Made Enterprise Co. Ltd.	6,000	67,074
Novatek Microelectronics Corp.	20,000	306,242
Pegatron Corp.	70,000	196,221
†PharmaEssentia Corp.	8,000	150,071
Pou Chen Corp.	74,000	83,289
President Chain Store Corp.	20,000	160,442
Quanta Computer, Inc.	96,000	840,397
Realtek Semiconductor Corp.	17,000	294,529
LVIP SSGA Emerging Markets Equity Index Fund-18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Ruentex Development Co. Ltd.	53,295	$69,739
Shanghai Commercial & Savings Bank Ltd.	134,190	162,086
†Shin Kong Financial Holding Co. Ltd.	497,546	179,080
SinoPac Financial Holdings Co. Ltd.	379,986	265,421
Synnex Technology International Corp.	42,000	90,701
Taishin Financial Holding Co. Ltd.	410,362	217,795
Taiwan Business Bank	238,562	108,059
Taiwan Cooperative Financial Holding Co. Ltd.	375,830	278,567
Taiwan High Speed Rail Corp.	67,000	56,813
Taiwan Mobile Co. Ltd.	64,000	221,568
Taiwan Semiconductor Manufacturing Co. Ltd.	871,000	28,559,990
TCC Group Holdings Co. Ltd.	239,050	231,142
Unimicron Technology Corp.	48,000	206,439
Uni-President Enterprises Corp.	171,000	421,965
United Microelectronics Corp.	399,000	523,935
Vanguard International Semiconductor Corp.	37,111	113,084
Voltronic Power Technology Corp.	2,000	113,468
Walsin Lihwa Corp.	97,548	70,518
Wan Hai Lines Ltd.	26,190	64,787
Wistron Corp.	97,000	307,706
Wiwynn Corp.	4,000	319,663
WPG Holdings Ltd.	56,000	116,836
Yageo Corp.	13,898	229,341
Yang Ming Marine Transport Corp.	61,000	140,850
Yuanta Financial Holding Co. Ltd.	366,048	379,619
Zhen Ding Technology Holding Ltd.	25,000	91,507
		53,186,959
Thailand–1.44%
Advanced Info Service PCL NVDR	41,971	352,149
Airports of Thailand PCL NVDR	150,982	262,660
Bangkok Dusit Medical Services PCL NVDR	392,308	281,585
Bangkok Expressway & Metro PCL NVDR	259,342	53,876
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Bumrungrad Hospital PCL NVDR	19,389	$113,195
Central Pattana PCL NVDR	70,357	117,396
Central Retail Corp. PCL	61,337	60,738
Charoen Pokphand Foods PCL NVDR	130,771	87,326
CP ALL PCL NVDR	206,284	336,291
CP Axtra PCL NVDR	71,404	57,069
Delta Electronics Thailand PCL	110,366	489,113
Gulf Energy Development PCL NVDR	102,880	178,838
Home Product Center PCL NVDR	219,795	60,211
Intouch Holdings PCL Class F	36,249	101,135
Kasikornbank PCL NVDR	22,346	101,710
Krung Thai Bank PCL NVDR	130,416	80,241
Krungthai Card PCL NVDR	36,520	53,433
Minor International PCL NVDR	113,195	85,945
PTT Exploration & Production PCL NVDR	48,645	170,986
PTT Global Chemical PCL NVDR	84,181	59,988
PTT Oil & Retail Business PCL	100,062	38,949
PTT PCL NVDR	352,865	328,989
SCB X PCL NVDR	29,094	100,160
Siam Cement PCL NVDR	27,253	133,873
Thai Oil PCL NVDR	41,404	34,471
TMBThanachart Bank PCL	787,300	42,905
†True Corp. PCL NVDR	360,824	117,127
		3,900,359
Turkey–0.65%
Akbank TAS	109,200	200,207
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,660	41,493
Aselsan Elektronik Sanayi Ve Ticaret AS	47,213	96,771
BIM Birlesik Magazalar AS	16,011	239,227
Coca-Cola Icecek AS	33,946	57,534
Eregli Demir ve Celik Fabrikalari TAS	107,846	74,394
Ford Otomotiv Sanayi AS	2,691	71,285
Haci Omer Sabanci Holding AS	34,790	94,422
KOC Holding AS	26,527	133,942
†Pegasus Hava Tasimaciligi AS	8,277	49,842
†Sasa Polyester Sanayi AS	332,751	38,288
†Turk Hava Yollari AO	19,310	153,403
LVIP SSGA Emerging Markets Equity Index Fund-19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	42,051	$110,324
Turkiye Is Bankasi AS Class C	303,374	116,130
Turkiye Petrol Rafinerileri AS	33,624	134,890
Turkiye Sise ve Cam Fabrikalari AS	46,651	54,760
Yapi ve Kredi Bankasi AS	116,309	100,685
		1,767,597
United Arab Emirates–1.37%
Abu Dhabi Commercial Bank PJSC	103,139	292,593
Abu Dhabi Islamic Bank PJSC	50,886	191,461
Abu Dhabi National Oil Co. for Distribution PJSC	108,323	103,809
ADNOC Drilling Co. PJSC	111,898	162,376
Aldar Properties PJSC	135,811	283,968
Americana Restaurants International PLC - Foreign Co.	104,816	63,066
Dubai Islamic Bank PJSC	101,459	195,844
Emaar Properties PJSC	234,790	821,402
Emirates NBD Bank PJSC	66,913	390,761
Emirates Telecommunications Group Co. PJSC	123,232	547,541
First Abu Dhabi Bank PJSC	156,509	585,463
†Multiply Group PJSC	125,708	70,844
		3,709,128
United Kingdom–0.14%
Anglogold Ashanti PLC	17,745	395,874
		395,874
United States–0.16%
†BeiGene Ltd.	24,500	344,473
†Legend Biotech Corp. ADR	2,500	81,350
		425,823
Total Common Stock (Cost $194,881,452)		260,496,910
ΔPREFERRED STOCKS–1.55%
Brazil–1.03%
Banco Bradesco SA 7.10%	187,871	353,255
Centrais Eletricas Brasileiras SA 9.64%	9,100	55,680
Cia Energetica de Minas Gerais 11.96%	63,016	112,414
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Brazil (continued)
Cia Paranaense de Energia - Copel 4.64%	35,300	$52,215
Gerdau SA 4.32%	48,550	141,775
Itau Unibanco Holding SA 7.85%	172,000	850,871
Itausa SA 7.21%	201,095	287,280
Petroleo Brasileiro SA 16.78%	159,100	940,994
		2,794,484
Chile–0.07%
Sociedad Quimica y Minera de Chile SA 2.15%	5,008	184,081
		184,081
Colombia–0.04%
Bancolombia SA 10.05%	15,741	125,617
		125,617
Republic of Korea–0.41%
Hyundai Motor Co. 9.29%	1,249	131,067
Hyundai Motor Co. 9.47%	782	80,259
LG Chem Ltd. 2.24%	234	25,018
Samsung Electronics Co. Ltd. 3.27%	29,204	867,416
		1,103,760
Russia–0.00%
=†πSurgutneftegas PJSC	640,200	0
		0
Total Preferred Stocks (Cost $4,446,148)		4,207,942
ΔWARRANT–0.00%
Thailand–0.00%
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	38
Total Warrant (Cost $0)		38

MONEY MARKET FUND–2.65%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	7,183,708	7,183,708
Total Money Market Fund (Cost $7,183,708)		7,183,708

LVIP SSGA Emerging Markets Equity Index Fund-20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–100.23% (Cost $206,511,308)	$271,888,598
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(635,074)
NET ASSETS APPLICABLE TO 26,053,824 SHARES OUTSTANDING–100.00%	$271,253,524
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($254,576,060 / 24,447,581 Shares)	$10.413
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($16,677,464 / 1,606,243 Shares)	$10.383
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$272,697,300
Distributable earnings/(accumulated loss)	(1,443,776)
TOTAL NET ASSETS	$271,253,524

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Surgutneftegas PJSC	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,517	$0
LVIP SSGA Emerging Markets Equity Index Fund-21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)

★Includes $122,959 cash collateral held at broker for futures contracts, $64,532 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $102,984 payable for fund shares redeemed, $129,905 other accrued expenses payable, $90,116 due to manager and affiliates, $10,849 variation margin due to broker on futures contracts, $2,721,804 foreign capital gain taxes payable, $29,476 payable for audit fee, $22,317 payable for fund accounting fee and $173,487 Payable for custodian fee as of December 31, 2024.

The following futures contracts and swap contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
77	E-mini MSCI Emerging Markets Index	$4,134,130	$4,281,745	3/21/25	$—	$(147,615)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
UBS- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M4	6,227,065	(1.57%)	10/21/25	$(171,300)	$—	$(171,300)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-22

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$9,110,527
Foreign taxes withheld	(1,007,544)
8,102,983
EXPENSES:
Management fees	1,048,263
Custodian fees	343,834
Index fees	176,030
Professional fees	113,102
Pricing fees	106,344
Shareholder servicing fees	89,411
Accounting and administration expenses	69,164
Distribution fees-Service Class	40,636
Consulting fees	24,759
Trustees’ fees and expenses	10,049
Reports and statements to shareholders	9,288
Other	15,918
2,046,798
Less:
Expenses reimbursed	(464,599)
Total operating expenses	1,582,199
NET INVESTMENT INCOME	6,520,784
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	11,216,935
Foreign currencies	(297,462)
Futures contracts	600,207
Swap contracts	666,111
Net realized gain	12,185,791
Net change in unrealized appreciation (depreciation) of:
Investments**	3,463,293
Foreign currencies	(81,628)
Futures contracts	(482,511)
Swap contracts	(208,170)
Net change in unrealized appreciation (depreciation)	2,690,984
NET REALIZED AND UNREALIZED GAIN	14,876,775
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,397,559

*	Includes $981,920 foreign capital gains taxes paid.
**	Includes $(477,821) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,520,784	$8,564,167
Net realized gain (loss)	12,185,791	(9,148,437)
Net change in unrealized appreciation (depreciation)	2,690,984	28,395,556
Net increase in net assets resulting from operations	21,397,559	27,811,286
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(7,096,949)	(10,750,260)
Service Class	(416,977)	(462,479)
	(7,513,926)	(11,212,739)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,974,648	57,020,123
Service Class	4,497,411	3,541,197
Reinvestment of dividends and distributions:
Standard Class	7,096,949	10,750,260
Service Class	416,977	462,479
	24,985,985	71,774,059
Cost of shares redeemed:
Standard Class	(107,420,092)	(70,359,348)
Service Class	(4,359,524)	(3,435,463)
	(111,779,616)	(73,794,811)
Decrease in net assets derived from capital share transactions	(86,793,631)	(2,020,752)
NET INCREASE (DECREASE) IN NET ASSETS	(72,909,998)	14,577,795
NET ASSETS:
Beginning of year	344,163,522	329,585,727
End of year	$271,253,524	$344,163,522
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-23

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.015	$9.522	$12.488	$13.244	$11.537
Income (loss) from investment operations:
Net investment income[1]	0.224	0.238	0.256	0.238	0.189
Net realized and unrealized gain (loss)	0.465	0.588	(2.906)	(0.674)	1.776
Total from investment operations	0.689	0.826	(2.650)	(0.436)	1.965
Less dividends and distributions from:
Net investment income	(0.291)	(0.333)	(0.316)	(0.320)	(0.214)
Net realized gain	—	—	—	—	(0.044)
Total dividends and distributions	(0.291)	(0.333)	(0.316)	(0.320)	(0.258)
Net asset value, end of period	$10.413	$10.015	$9.522	$12.488	$13.244
Total return[2]	6.80%	8.83%	(21.19% )	(3.30% )	17.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$254,576	$328,587	$315,286	$815,846	$792,366
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.58%	0.61%	0.52%	0.57%
Ratio of net investment income to average net assets	2.13%	2.40%	2.37%	1.76%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98%	2.32%	2.26%	1.74%	1.67%
Portfolio turnover	5%	15%	11%	19%	36%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-24

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.988	$9.497	$12.456	$13.215	$11.521
Income (loss) from investment operations:
Net investment income[1]	0.197	0.212	0.222	0.202	0.164
Net realized and unrealized gain (loss)	0.463	0.587	(2.890)	(0.668)	1.767
Total from investment operations	0.660	0.799	(2.668)	(0.466)	1.931
Less dividends and distributions from:
Net investment income	(0.265)	(0.308)	(0.291)	(0.293)	(0.193)
Net realized gain	—	—	—	—	(0.044)
Total dividends and distributions	(0.265)	(0.308)	(0.291)	(0.293)	(0.237)
Net asset value, end of period	$10.383	$9.988	$9.497	$12.456	$13.215
Total return[2]	6.54%	8.56%	(21.39% )	(3.54% )	16.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,677	$15,577	$14,300	$16,247	$8,831
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.83%	0.86%	0.77%	0.82%
Ratio of net investment income to average net assets	1.88%	2.15%	2.12%	1.51%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73%	2.07%	2.01%	1.49%	1.42%
Portfolio turnover	5%	15%	11%	19%	36%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-25

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP SSGA Emerging Markets Equity Index Fund-26

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP SSGA Emerging Markets Equity Index Fund is $2,190,463 and $2,228,955 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.50% of the Fund’s average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
LVIP SSGA Emerging Markets Equity Index Fund-27

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$559,308	$292,174	$464,599	$1,316,081
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$25,950
Legal	3,942
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $669 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$64,532
Management fees payable to LFI	79,725
Distribution fees payable to LFD	3,591
Shareholder servicing fees payable to Lincoln Life	6,800
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$15,849,717
Sales	101,383,116
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$222,724,232
Aggregate unrealized appreciation of investments and derivatives	$84,371,637
Aggregate unrealized depreciation of investments and derivatives	(37,975,477)
Net unrealized appreciation of investments and derivatives	$46,396,160
LVIP SSGA Emerging Markets Equity Index Fund-28

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$50,629	$—	$—	$50,629
Brazil	1,849,119	6,385,575	—	8,234,694
Chile	120,139	820,789	—	940,928
China	64,164,446	—	10,386	64,174,832
Colombia	—	133,445	—	133,445
Czech Republic	266,385	91,637	—	358,022
Egypt	176,369	—	—	176,369
Greece	1,252,811	—	—	1,252,811
Hong Kong	5,130,030	—	—	5,130,030
Hungary	—	657,688	—	657,688
India	52,600,249	—	—	52,600,249
Indonesia	1,788,896	2,198,541	—	3,987,437
Kuwait	2,029,265	—	—	2,029,265
Luxembourg	113,192	—	—	113,192
Malaysia	4,176,714	—	—	4,176,714
Mexico	5,037,364	—	—	5,037,364
Netherlands	157,205	—	—	157,205
Peru	510,240	—	—	510,240
Philippines	463,518	971,074	—	1,434,592
Poland	161,858	2,052,158	—	2,214,016
Qatar	2,287,794	—	—	2,287,794
Republic of Korea	—	23,010,058	—	23,010,058
Russia	—	—	— *	—
Saudi Arabia	11,230,554	—	—	11,230,554
South Africa	7,213,042	—	—	7,213,042
Taiwan	53,186,959	—	—	53,186,959
LVIP SSGA Emerging Markets Equity Index Fund-29

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Thailand	$158,204	$3,742,155	$—	$3,900,359
Turkey	1,767,597	—	—	1,767,597
United Arab Emirates	3,709,128	—	—	3,709,128
United Kingdom	395,874	—	—	395,874
United States	425,823	—	—	425,823
Preferred Stocks
Brazil	—	2,794,484	—	2,794,484
Chile	—	184,081	—	184,081
Colombia	—	125,617	—	125,617
Republic of Korea	—	1,103,760	—	1,103,760
Russia	—	—	— *	—
Warrant	—	38	—	38
Money Market Fund	7,183,708	—	—	7,183,708
Total Investments	$227,607,112	$44,271,100	$10,386	$271,888,598
Derivatives:

Liabilities:
Futures Contract	$(147,615)	$—	$—	$(147,615)
Swap Contract	$—	$(171,300)	$—	$(171,300)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund's portfolio investments was categorized as Level 2.
For the year ended December 31, 2024, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$10,386	Last Traded Price	#	#
Total	$10,386
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

LVIP SSGA Emerging Markets Equity Index Fund-30

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$—	$—	$—	$(894,873)	$17,822	$—	$—	$(2,260,521)	$3,147,958	$10,386	$(2,844)
Preferred Stock	—	—	—	—	—	—	—	—	—	—	—
Total	$—	$—	$—	$(894,873)	$17,822	— $	$—	$(2,260,521)	$3,147,958	$10,386	$(2,844)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended	Year Ended
	12/31/24	12/31/23
Ordinary income	$7,513,926	$11,212,739
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$83,436
Capital loss carryforward	(47,923,375)
Other temporary differences	3
Net unrealized appreciation	46,396,160
Distributable earnings/(accumulated loss)	$(1,443,776)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$32,446,590	$15,476,785	$47,923,375
In 2024, the Fund utilized $8,248,948 of capital loss carryforwards.
LVIP SSGA Emerging Markets Equity Index Fund-31

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,230,224	5,727,119
Service Class	423,241	356,117
Shares reinvested:
Standard Class	660,094	1,119,164
Service Class	38,902	48,276
	2,352,461	7,250,676
Shares redeemed:
Standard Class	(10,252,852)	(7,148,556)
Service Class	(415,422)	(350,583)
	(10,668,274)	(7,499,139)
Net decrease	(8,315,813)	(248,463)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
LVIP SSGA Emerging Markets Equity Index Fund-32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2024, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(147,615)
Swap contracts (Equity contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(171,300)
Total		$—		$(318,915)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$600,207	$(482,511)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	859,653	(185,884)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(193,542)	(22,286)
Total		$1,266,318	$(690,681)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,876,472	$—
Total return swap contracts (average notional value)	5,659,635	5,526,301
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP SSGA Emerging Markets Equity Index Fund-33

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
UBS AG	$—	$(171,300)	$(171,300)
Total	$—	$(171,300)	$(171,300)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
UBS AG	$(171,300)	$—	$—	$—	$—	$(171,300)
Total	$(171,300)	$—	$—	$—	$—	$(171,300)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced
LVIP SSGA Emerging Markets Equity Index Fund-34

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-35

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Emerging Markets Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Emerging Markets Equity Index Fund–36

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–62.84%
INVESTMENT COMPANIES–62.84%
Equity Funds–22.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,888,442	$72,427,153
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	898,343	11,578,748
LVIP SSGA S&P 500 Index Fund	1,392,789	42,243,282
LVIP SSGA Small-Cap Index Fund	353,242	11,581,391
		137,830,574
Fixed Income Funds–22.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	9,662,079	94,427,495
SPDR® Portfolio TIPS ETF	1,851,273	46,855,720
		141,283,215
International Equity Funds–17.42%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,087,694	23,836,999
LVIP Franklin Templeton Multi-Factor International Equity Fund	6,657,501	53,512,995
LVIP SSGA International Index Fund	2,843,115	29,710,550
		107,060,544
Total Affiliated Investments (Cost $337,504,103)		386,174,333

UNAFFILIATED INVESTMENTS–37.08%
INVESTMENT COMPANIES–37.08%
Equity Funds–15.75%
Communication Services Select Sector SPDR® Fund	125,692	12,168,243
Consumer Discretionary Select Sector SPDR® Fund	53,478	11,997,789
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Financial Select Sector SPDR® Fund	249,712	$12,068,581
SPDR® Portfolio S&P 600 Small Cap ETF	641,275	28,806,073
SPDR® S&P 500 ETF Trust	41,062	24,065,617
SPDR® Gold Shares	31,652	7,663,899
		96,770,202
Fixed Income Funds–8.40%
SPDR® Portfolio Aggregate Bond ETF	364,517	9,109,280
SPDR® Bloomberg Barclays High Yield Bond ETF	128,029	12,222,929
SPDR® FTSE International Government Inflation-Protected Bond ETF	330,022	11,940,196
SPDR® Portfolio Intermediate Term Corporate Bond ETF	560,506	18,362,176
		51,634,581
International Equity Funds–5.68%
SPDR® Portfolio Developed World ex-US ETF	257,861	8,800,796
SPDR® Portfolio Emerging Markets ETF	679,687	26,079,590
		34,880,386
Money Market Fund–7.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	44,548,379	44,548,379
		44,548,379
Total Unaffiliated Investments (Cost $199,428,800)		227,833,548

TOTAL INVESTMENTS–99.92% (Cost $536,932,903)	614,007,881
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	493,168
NET ASSETS APPLICABLE TO 51,974,406 SHARES OUTSTANDING–100.00%	$614,501,049

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	British Pound	$547,006	$557,606	3/17/25	$—	$(10,600)
7	Euro	908,994	923,300	3/17/25	—	(14,306)
8	Japanese Yen	641,000	665,949	3/17/25	—	(24,949)
					—	(49,855)
Equity Contracts:
11	E-mini MSCI Emerging Markets Index	590,590	613,750	3/21/25	—	(23,160)
14	E-mini Russell 2000 Index	1,574,860	1,698,197	3/21/25	—	(123,337)
20	E-mini S&P 500 Index	5,935,750	6,151,640	3/21/25	—	(215,890)
4	E-mini S&P MidCap 400 Index	1,258,680	1,340,582	3/21/25	—	(81,902)
17	Euro STOXX 50 Index	859,517	880,758	3/21/25	—	(21,241)
5	FTSE 100 Index	512,058	523,238	3/21/25	—	(11,180)
3	Nikkei 225 Index (OSE)	760,749	748,046	3/13/25	12,703	—
					12,703	(476,710)
Total Futures Contracts					$12,703	$(526,565)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$386,174,333
Unaffiliated investments, at value	227,833,548
Cash collateral held at broker for futures contracts	731,917
Dividends and interest receivable	276,432
Receivable for fund shares sold	194,956
Prepaid expenses	2,583
TOTAL ASSETS	615,213,769
LIABILITIES:
Payable for fund shares redeemed	335,351
Due to manager and affiliates	299,089
Variation margin due to broker on futures contracts	23,815
Payable for fund accounting fee	22,747
Payable for audit fee	22,140
Other accrued expenses payable	9,578
TOTAL LIABILITIES	712,720
TOTAL NET ASSETS	$614,501,049
Affiliated investments, at cost	$337,504,103
Unaffiliated investments, at cost	199,428,800
Standard Class:
Net Assets	$47,406,491
Shares Outstanding	4,010,623
Net Asset Value Per Share	$11.820
Service Class:
Net Assets	$567,094,558
Shares Outstanding	47,963,783
Net Asset Value Per Share	$11.823
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$574,931,064
Distributable earnings/(accumulated loss)	39,569,985
TOTAL NET ASSETS	$614,501,049
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$10,302,297
Dividends from unaffiliated investments	8,123,621
18,425,918
EXPENSES:
Management fees	2,590,984
Distribution fees-Service Class	1,497,012
Shareholder servicing fees	187,846
Accounting and administration expenses	102,616
Professional fees	39,111
Reports and statements to shareholders	20,936
Trustees’ fees and expenses	20,850
Consulting fees	8,481
Custodian fees	7,611
Pricing fees	715
Other	21,553
4,497,715
Less:
Management fees waived	(647,746)
Total operating expenses	3,849,969
NET INVESTMENT INCOME	14,575,949
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	7,081,092
Sale of unaffiliated investments	21,788,256
Distributions from affiliated investment companies	7,599,075
Foreign currencies	(3,691)
Futures contracts	2,387,340
Net realized gain	38,852,072
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	11,641,291
Unaffiliated investments	(3,074,882)
Foreign currencies	(537)
Futures contracts	(1,240,052)
Net change in unrealized appreciation (depreciation)	7,325,820
NET REALIZED AND UNREALIZED GAIN	46,177,892
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,753,841
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,575,949	$14,218,119
Net realized gain	38,852,072	22,226,600
Net change in unrealized appreciation (depreciation)	7,325,820	44,250,317
Net increase in net assets resulting from operations	60,753,841	80,695,036
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,688,624)	(1,155,671)
Service Class	(18,635,550)	(13,042,087)
	(20,324,174)	(14,197,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,528,667	10,445,862
Service Class	8,808,871	15,197,319
Reinvestment of dividends and distributions:
Standard Class	1,688,624	1,155,671
Service Class	18,635,550	13,042,087
	35,661,712	39,840,939
Cost of shares redeemed:
Standard Class	(12,054,209)	(11,692,913)
Service Class	(107,301,443)	(91,152,503)
	(119,355,652)	(102,845,416)
Decrease in net assets derived from capital share transactions	(83,693,940)	(63,004,477)
NET INCREASE (DECREASE) IN NET ASSETS	(43,264,273)	3,492,801
NET ASSETS:
Beginning of year	657,765,322	654,272,521
End of year	$614,501,049	$657,765,322
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$11.141	$10.055	$12.490	$12.446	$12.268
Income (loss) from investment operations:
Net investment income[2]	0.294	0.257	0.338	0.375	0.198
Net realized and unrealized gain (loss)	0.816	1.102	(2.137)	1.185	0.615
Total from investment operations	1.110	1.359	(1.799)	1.560	0.813
Less dividends and distributions from:
Net investment income	(0.379)	(0.273)	(0.427)	(0.678)	(0.220)
Net realized gain	(0.052)	—	(0.206)	(0.838)	(0.415)
Return of capital	—	—	(0.003)	—	—
Total dividends and distributions	(0.431)	(0.273)	(0.636)	(1.516)	(0.635)
Net asset value, end of period	$11.820	$11.141	$10.055	$12.490	$12.446
Total return[3]	9.97%	13.51%	(14.33% )	12.58%	7.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,406	$48,276	$43,718	$55,090	$48,644
Ratio of expenses to average net assets[4]	0.36%	0.37%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.47%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	2.48%	2.42%	3.05%	2.81%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.38%	2.32%	2.95%	2.71%	1.61%
Portfolio turnover	84%	92%	112%	91%	81%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$11.142	$10.056	$12.489	$12.446	$12.270
Income (loss) from investment operations:
Net investment income[2]	0.264	0.230	0.310	0.341	0.169
Net realized and unrealized gain (loss)	0.816	1.101	(2.136)	1.184	0.612
Total from investment operations	1.080	1.331	(1.826)	1.525	0.781
Less dividends and distributions from:
Net investment income	(0.347)	(0.245)	(0.398)	(0.644)	(0.190)
Net realized gain	(0.052)	—	(0.206)	(0.838)	(0.415)
Return of capital	—	—	(0.003)	—	—
Total dividends and distributions	(0.399)	(0.245)	(0.607)	(1.482)	(0.605)
Net asset value, end of period	$11.823	$11.142	$10.056	$12.489	$12.446
Total return[3]	9.70%	13.22%	(14.54% )	12.29%	6.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$567,095	$609,490	$610,555	$795,264	$794,835
Ratio of expenses to average net assets[4]	0.61%	0.62%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.71%	0.72%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.23%	2.17%	2.80%	2.56%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.13%	2.07%	2.70%	2.46%	1.36%
Portfolio turnover	84%	92%	112%	91%	81%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$53,712
Legal	8,158
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,492 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$160,335
Distribution fees payable to LFD	123,255
Shareholder servicing fees payable to Lincoln Life	15,499
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-62.84%@
Equity Funds-22.43%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$75,801,943	$8,861,148	$26,808,838	$4,011,239	$10,561,661	$—	$72,427,153	4,888,442	$713,993	$3,983,283
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	13,103,018	1,402,772	4,522,751	522,916	1,082,733	(9,940)	11,578,748	898,343	117,577	—
✧✧LVIP SSGA S&P 500 Index Fund	44,267,403	5,329,328	13,762,166	1,845,865	4,562,852	—	42,243,282	1,392,789	472,716	3,154,446
✧✧LVIP SSGA Small-Cap Index Fund	13,163,645	2,258,270	4,670,001	644,560	184,917	—	11,581,391	353,242	206,924	461,346
Fixed Income Funds-22.99%@
§SPDR® Portfolio TIPS ETF	—	4,508,356	6,544,026	(569,098)	(2,954,526)	—	46,855,720	1,851,273	1,653,568	—
✧✧LVIP SSGA Bond Index Fund	62,611,069	42,752,583	7,880,000	(740,842)	(2,315,315)	—	94,427,495	9,662,079	3,186,821	—
International Equity Funds-17.42%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	25,579,886	2,423,875	5,680,001	113,508	1,399,731	—	23,836,999	3,087,694	813,875	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	59,497,293	9,310,000	15,530,000	833,361	(597,659)	—	53,512,995	6,657,501	2,119,999	—
✧✧LVIP SSGA International Index Fund	31,927,246	3,546,824	5,900,000	419,583	(283,103)	—	29,710,550	2,843,115	1,016,824	—
Total	$325,951,503	$80,393,156	$91,297,783	$7,081,092	$11,641,291	$(9,940)	$386,174,333		$10,302,297	$7,599,075

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
§ Issuer considered an unaffiliated investment of the Fund at December 31, 2023.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$502,093,633
Sales	584,788,133
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$552,292,712
Aggregate unrealized appreciation of investments and derivatives	$75,801,291
Aggregate unrealized depreciation of investments and derivatives	(14,074,144)
Net unrealized appreciation of investments and derivatives	$61,727,147
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$386,174,333	$—	$—	$386,174,333
Unaffiliated Investment Companies	227,833,548	—	—	227,833,548
Total Investments	$614,007,881	$—	$—	$614,007,881
Derivatives:
Assets:
Futures Contract	$12,703	$—	$—	$12,703
Liabilities:
Futures Contracts	$(526,565)	$—	$—	$(526,565)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$20,324,174	$14,197,758
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$936,446
Other temporary differences	(23,093,608)
Net unrealized appreciation	61,727,147
Distributable earnings/(accumulated loss)	$39,569,985
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$322,465	$(322,465)

At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $28,028,450 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	558,724	988,649
Service Class	752,692	1,416,421
Shares reinvested:
Standard Class	143,104	103,286
Service Class	1,578,749	1,165,409
	3,033,269	3,673,765
Shares redeemed:
Standard Class	(1,024,364)	(1,106,684)
Service Class	(9,067,748)	(8,594,870)
	(10,092,112)	(9,701,554)
Net decrease	(7,058,843)	(6,027,789)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$12,703	Variation margin due to broker on futures contracts	$(476,710)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(49,855)
Total		$12,703		$(526,565)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,499,294	$(1,090,363)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(111,954)	(149,689)
Total		$2,387,340	$(1,240,052)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,985,754	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA International Index Fund

LVIP SSGA International Index Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.83%
Australia–7.09%
ANZ Group Holdings Ltd.	419,138	$7,404,005
APA Group	190,014	819,736
Aristocrat Leisure Ltd.	78,393	3,316,920
ASX Ltd.	28,123	1,132,830
BHP Group Ltd.	714,020	17,478,837
BlueScope Steel Ltd.	67,938	785,919
Brambles Ltd.	192,367	2,290,822
CAR Group Ltd.	46,746	1,042,472
Cochlear Ltd.	8,771	1,573,704
Coles Group Ltd.	181,906	2,126,839
Commonwealth Bank of Australia	235,807	22,367,263
Computershare Ltd.	70,157	1,474,234
CSL Ltd.	67,904	11,834,580
Endeavour Group Ltd.	226,771	589,512
Fortescue Ltd.	240,318	2,714,594
Goodman Group	239,278	5,278,325
GPT Group	276,819	748,743
Insurance Australia Group Ltd.	336,162	1,760,251
†James Hardie Industries PLC CDI	60,160	1,864,409
Lottery Corp. Ltd.	341,175	1,043,181
Macquarie Group Ltd.	50,722	6,958,566
Medibank Pvt Ltd.	400,069	938,490
Mineral Resources Ltd.	26,452	560,757
Mirvac Group	572,334	664,212
National Australia Bank Ltd.	431,818	9,915,859
Northern Star Resources Ltd.	167,569	1,601,388
Orica Ltd.	64,283	659,685
Origin Energy Ltd.	250,261	1,688,400
Pro Medicus Ltd.	8,299	1,284,783
†Qantas Airways Ltd.	113,239	628,701
QBE Insurance Group Ltd.	217,717	2,587,315
Ramsay Health Care Ltd.	29,070	621,474
REA Group Ltd.	6,755	975,471
Reece Ltd.	31,830	440,912
Rio Tinto Ltd.	52,890	3,845,203
Santos Ltd.	471,652	1,950,086
Scentre Group	736,797	1,564,219
SEEK Ltd.	48,953	683,859
SGH Ltd.	28,862	823,715
Sonic Healthcare Ltd.	66,342	1,109,095
South32 Ltd.	666,356	1,404,149
Stockland	347,397	1,032,103
Suncorp Group Ltd.	183,630	2,160,635
Telstra Group Ltd.	557,334	1,383,297
Transurban Group	438,495	3,634,134
Treasury Wine Estates Ltd.	122,115	856,357
Vicinity Ltd.	520,528	676,580
Washington H Soul Pattinson & Co. Ltd.	31,462	666,380
Wesfarmers Ltd.	157,655	6,979,939
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Westpac Banking Corp.	486,530	$9,732,774
WiseTech Global Ltd.	25,767	1,930,724
Woodside Energy Group Ltd.	272,471	4,148,691
Woolworths Group Ltd.	173,663	3,277,332
		165,032,461
Austria–0.18%
Erste Group Bank AG	45,830	2,836,696
OMV AG	21,394	829,695
Verbund AG	8,463	613,648
		4,280,039
Belgium–0.75%
Ageas SA	20,728	1,006,994
Anheuser-Busch InBev SA	127,445	6,369,669
D'ieteren Group	3,136	522,022
Elia Group SA	4,314	332,468
Groupe Bruxelles Lambert NV	10,477	716,814
KBC Group NV	31,196	2,408,713
Lotus Bakeries NV	58	647,655
Sofina SA	1,899	429,610
Syensqo SA	10,974	802,085
UCB SA	17,931	3,569,888
Warehouses De Pauw CVA	27,220	535,721
		17,341,639
Chile–0.05%
Antofagasta PLC	55,693	1,108,581
		1,108,581
China–0.06%
Futu Holdings Ltd. ADR	8,800	703,912
Yangzijiang Shipbuilding Holdings Ltd.	361,800	792,137
		1,496,049
Denmark–2.74%
AP Moller - Maersk AS Class A	396	637,112
AP Moller - Maersk AS Class B	672	1,118,047
Carlsberg AS Class B	13,612	1,307,333
Coloplast AS Class B	17,887	1,959,738
Danske Bank AS	95,946	2,720,326
†Demant AS	14,412	530,451
DSV AS	28,628	6,096,779
†Genmab AS	8,528	1,781,010
Novo Nordisk AS Class B	452,479	39,040,716
Novonesis (Novozymes) B Class B	48,472	2,746,742
†Orsted AS	26,493	1,196,258
Pandora AS	11,630	2,127,772
Rockwool AS Class B	1,524	542,294
LVIP SSGA International Index Fund-1

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Tryg AS	44,560	$939,963
†Zealand Pharma AS	9,062	901,442
		63,645,983
Faeroe Islands–0.09%
†Vestas Wind Systems AS	143,927	1,974,232
		1,974,232
Finland–0.96%
Elisa OYJ	19,955	864,022
Fortum OYJ	65,803	921,210
Kesko OYJ Class B	33,764	637,037
Kone OYJ Class B	47,730	2,326,841
Metso OYJ	88,178	820,898
Neste OYJ	59,768	756,377
Nokia OYJ	740,804	3,276,882
Nordea Bank Abp	453,109	4,935,919
Orion OYJ Class B	15,299	677,954
Sampo OYJ Class A	69,311	2,831,002
Stora Enso OYJ Class R	85,154	856,992
UPM-Kymmene OYJ	75,698	2,081,664
Wartsila OYJ Abp	70,882	1,256,219
		22,243,017
France–10.54%
Accor SA	26,364	1,284,622
Aeroports de Paris SA	4,365	505,050
Air Liquide SA	82,035	13,334,423
Airbus SE	84,326	13,519,888
†Alstom SA	49,767	1,111,442
Amundi SA	9,532	633,893
Arkema SA	8,586	654,139
AXA SA	246,663	8,768,959
BioMerieux	5,068	543,343
BNP Paribas SA	144,670	8,874,495
Bollore SE	101,128	622,235
Bouygues SA	24,069	711,555
Bureau Veritas SA	43,586	1,324,658
Capgemini SE	21,672	3,550,299
Carrefour SA	73,313	1,042,673
Cie de Saint-Gobain SA	63,224	5,612,541
Cie Generale des Etablissements Michelin SCA	95,849	3,157,268
Covivio SA	9,324	470,937
Credit Agricole SA	150,203	2,067,761
Danone SA	92,095	6,212,225
Dassault Aviation SA	2,799	571,751
Dassault Systemes SE	96,277	3,340,905
Edenred SE	37,459	1,231,960
Eiffage SA	10,998	965,154
Engie SA	256,162	4,062,437
EssilorLuxottica SA	42,159	10,288,744
Eurazeo SE	6,255	466,181
Gecina SA	6,125	573,867
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Getlink SE	42,902	$684,599
Hermes International SCA	4,492	10,804,352
Ipsen SA	5,394	618,522
Kering SA	10,753	2,653,746
Klepierre SA	30,880	889,240
La Francaise des Jeux SACA	12,148	468,358
Legrand SA	37,802	3,682,342
L'Oreal SA	34,127	12,084,549
LVMH Moet Hennessy Louis Vuitton SE	38,573	25,391,931
Orange SA	255,449	2,547,634
Pernod Ricard SA	27,983	3,159,494
Publicis Groupe SA	32,461	3,463,346
Renault SA	24,966	1,216,761
Rexel SA	32,634	831,576
Safran SA	50,871	11,176,548
Sanofi SA	160,856	15,619,207
Sartorius Stedim Biotech	3,741	731,234
Schneider Electric SE	76,611	19,117,218
SEB SA	2,650	240,188
Societe Generale SA	104,893	2,951,026
Sodexo SA	13,502	1,112,590
Teleperformance SE	7,715	664,260
Thales SA	12,830	1,842,652
TotalEnergies SE	302,207	16,707,000
†Unibail-Rodamco -Westfield	9,056	682,161
Unibail-Rodamco-Westfield CDI	147,580	549,895
Veolia Environnement SA	94,682	2,658,849
Vinci SA	70,755	7,310,099
		245,362,782
Germany–8.64%
adidas AG	23,084	5,677,839
Allianz SE	54,834	16,853,931
BASF SE	125,412	5,499,450
Bayer AG	141,672	2,829,891
Bayerische Motoren Werke AG	40,607	3,321,242
Bechtle AG	13,596	436,053
Beiersdorf AG	13,354	1,715,259
Brenntag SE	18,632	1,120,503
Carl Zeiss Meditec AG	6,394	299,343
Commerzbank AG	136,897	2,248,187
Continental AG	17,050	1,148,887
†Covestro AG	25,193	1,513,577
CTS Eventim AG & Co. KGaA	9,017	762,253
Daimler Truck Holding AG	70,030	2,682,294
†Delivery Hero SE	25,006	702,475
Deutsche Bank AG	271,700	4,688,698
Deutsche Boerse AG	27,211	6,268,222
Deutsche Lufthansa AG	80,787	519,193
LVIP SSGA International Index Fund-2

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Deutsche Post AG	144,663	$5,106,945
Deutsche Telekom AG	488,259	14,629,741
E.ON SE	312,554	3,640,644
Evonik Industries AG	32,539	565,594
Fresenius Medical Care AG	28,813	1,311,878
†Fresenius SE & Co. KGaA	60,412	2,096,958
GEA Group AG	21,086	1,047,410
Hannover Rueck SE	8,623	2,159,365
Heidelberg Materials AG	18,448	2,279,491
Henkel AG & Co. KGaA	14,738	1,135,817
Infineon Technologies AG	181,867	5,936,454
Knorr-Bremse AG	9,088	659,620
LEG Immobilien SE	10,598	898,908
Mercedes-Benz Group AG	106,212	5,921,503
Merck KGaA	18,350	2,670,345
MTU Aero Engines AG	7,634	2,549,722
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,971	9,572,053
Nemetschek SE	8,714	846,495
Puma SE	14,825	681,665
Rational AG	726	621,824
Rheinmetall AG	6,245	3,989,976
RWE AG	91,501	2,732,544
SAP SE	146,586	36,056,359
Scout24 SE	10,376	915,567
Siemens AG	106,503	20,767,512
†Siemens Energy AG	90,691	4,813,117
Siemens Healthineers AG	39,545	2,088,248
Symrise AG	18,534	1,977,069
Talanx AG	9,134	776,860
Vonovia SE	104,853	3,192,024
†Zalando SE	33,152	1,109,042
		201,038,047
Hong Kong–2.02%
AIA Group Ltd.	1,531,200	11,099,581
BOC Hong Kong Holdings Ltd.	510,500	1,639,957
CK Asset Holdings Ltd.	274,300	1,126,634
CK Hutchison Holdings Ltd.	361,160	1,929,808
CK Infrastructure Holdings Ltd.	76,500	568,826
CLP Holdings Ltd.	238,500	2,005,247
Galaxy Entertainment Group Ltd.	305,000	1,295,926
Hang Seng Bank Ltd.	102,600	1,262,247
Henderson Land Development Co. Ltd.	236,149	717,570
HKT Trust & HKT Ltd.	581,592	718,879
Hong Kong & China Gas Co. Ltd.	1,462,358	1,169,261
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	167,308	$6,350,537
Hongkong Land Holdings Ltd.	134,800	599,860
Jardine Matheson Holdings Ltd.	22,400	917,728
Link REIT	367,366	1,553,820
MTR Corp. Ltd.	244,157	851,932
Power Assets Holdings Ltd.	182,000	1,270,097
Prudential PLC	393,878	3,141,020
†Sands China Ltd.	360,668	970,555
Sino Land Co. Ltd.	549,657	555,556
SITC International Holdings Co. Ltd.	149,000	397,121
Sun Hung Kai Properties Ltd.	204,505	1,965,622
Swire Pacific Ltd. Class A	68,500	621,352
Techtronic Industries Co. Ltd.	192,000	2,533,911
WH Group Ltd.	1,050,840	813,162
Wharf Holdings Ltd.	112,000	315,091
Wharf Real Estate Investment Co. Ltd.	228,000	583,016
		46,974,316
Ireland–0.67%
AerCap Holdings NV	27,700	2,650,890
AIB Group PLC	247,035	1,363,900
Bank of Ireland Group PLC	147,090	1,341,710
DCC PLC	14,132	909,361
Experian PLC	131,432	5,668,392
Kerry Group PLC Class A	22,313	2,155,279
Kingspan Group PLC	20,993	1,531,977
		15,621,509
Isle Of Man–0.03%
Entain PLC	91,345	785,846
		785,846
Israel–0.88%
Azrieli Group Ltd.	4,610	381,557
Bank Hapoalim BM	173,582	2,101,796
Bank Leumi Le-Israel BM	215,171	2,565,717
†Check Point Software Technologies Ltd.	12,164	2,271,019
†CyberArk Software Ltd.	6,400	2,132,160
Elbit Systems Ltd.	4,111	1,077,646
†Global-e Online Ltd.	12,900	703,437
ICL Group Ltd.	95,041	470,565
Isracard Ltd.	0	2
Israel Discount Bank Ltd. Class A	186,199	1,276,325
Mizrahi Tefahot Bank Ltd.	19,639	851,356
†Nice Ltd.	8,854	1,512,888
LVIP SSGA International Index Fund-3

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Teva Pharmaceutical Industries Ltd.	139,930	$3,118,066
†Teva Pharmaceutical Industries Ltd. ADR	19,969	440,117
†Wix.com Ltd.	7,500	1,609,125
		20,511,776
Italy–2.51%
Amplifon SpA	17,201	443,235
Banco BPM SpA	170,838	1,383,206
BPER Banca SpA	139,392	889,018
Davide Campari-Milano NV	79,179	495,535
DiaSorin SpA	2,359	243,318
Enel SpA	1,150,989	8,213,654
Eni SpA	326,079	4,460,218
Ferrari NV	17,809	7,599,077
FinecoBank Banca Fineco SpA	81,994	1,431,020
Generali	131,901	3,731,728
Infrastrutture Wireless Italiane SpA	39,572	401,981
Intesa Sanpaolo SpA	2,069,805	8,301,603
Leonardo SpA	53,810	1,447,693
Mediobanca Banca di Credito Finanziario SpA	67,052	979,224
Moncler SpA	31,180	1,646,008
†Nexi SpA	83,807	466,482
Poste Italiane SpA	58,233	823,593
Prysmian SpA	38,335	2,453,299
Recordati Industria Chimica e Farmaceutica SpA	13,290	696,720
Snam SpA	277,650	1,230,754
†Telecom Italia SpA	1,413,179	361,175
Terna - Rete Elettrica Nazionale	194,560	1,537,378
UniCredit SpA	208,950	8,368,100
Unipol Gruppo SpA	55,274	690,289
		58,294,308
Japan–22.40%
Advantest Corp.	108,700	6,180,555
Aeon Co. Ltd.	89,300	2,089,923
AGC, Inc.	28,400	829,591
Aisin Corp.	75,300	841,265
Ajinomoto Co., Inc.	63,900	2,601,423
ANA Holdings, Inc.	24,500	444,663
Asahi Group Holdings Ltd.	208,500	2,187,308
Asahi Kasei Corp.	164,900	1,136,199
Asics Corp.	93,200	1,818,125
Astellas Pharma, Inc.	256,600	2,491,772
Bandai Namco Holdings, Inc.	83,200	1,983,923
Bridgestone Corp.	80,800	2,715,939
Brother Industries Ltd.	36,000	608,977
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Canon, Inc.	132,400	$4,300,570
Capcom Co. Ltd.	44,800	974,558
Central Japan Railway Co.	111,800	2,097,989
Chiba Bank Ltd.	80,000	616,625
Chubu Electric Power Co., Inc.	94,400	990,354
Chugai Pharmaceutical Co. Ltd.	93,500	4,121,586
Concordia Financial Group Ltd.	161,400	887,616
Dai Nippon Printing Co. Ltd.	59,400	831,224
Daifuku Co. Ltd.	46,200	949,175
Dai-ichi Life Holdings, Inc.	125,500	3,344,115
Daiichi Sankyo Co. Ltd.	245,500	6,717,674
Daikin Industries Ltd.	38,000	4,433,871
Daito Trust Construction Co. Ltd.	8,300	927,894
Daiwa House Industry Co. Ltd.	83,100	2,551,266
Daiwa Securities Group, Inc.	175,300	1,156,758
Denso Corp.	260,000	3,584,620
Dentsu Group, Inc.	31,800	764,173
Disco Corp.	12,900	3,422,079
East Japan Railway Co.	125,700	2,226,260
Eisai Co. Ltd.	36,100	982,988
ENEOS Holdings, Inc.	409,460	2,148,091
FANUC Corp.	137,000	3,578,845
Fast Retailing Co. Ltd.	27,100	9,141,956
Fuji Electric Co. Ltd.	19,300	1,031,811
FUJIFILM Holdings Corp.	161,400	3,339,304
Fujikura Ltd.	35,200	1,437,067
Fujitsu Ltd.	235,000	4,128,146
Hankyu Hanshin Holdings, Inc.	35,100	914,863
Hikari Tsushin, Inc.	2,500	542,625
Hitachi Construction Machinery Co. Ltd.	15,100	334,664
Hitachi Ltd.	649,100	15,896,488
Honda Motor Co. Ltd.	631,700	6,014,292
Hoshizaki Corp.	17,000	668,424
Hoya Corp.	49,200	6,106,029
Hulic Co. Ltd.	44,800	389,123
Idemitsu Kosan Co. Ltd.	138,215	910,425
Inpex Corp.	132,200	1,663,269
Isuzu Motors Ltd.	86,300	1,173,972
ITOCHU Corp.	166,300	8,177,699
Japan Airlines Co. Ltd.	24,500	386,228
Japan Exchange Group, Inc.	140,600	1,560,017
Japan Post Bank Co. Ltd.	198,600	1,877,097
Japan Post Holdings Co. Ltd.	262,200	2,469,331
LVIP SSGA International Index Fund-4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Post Insurance Co. Ltd.	22,400	$411,444
Japan Real Estate Investment Corp.	980	672,440
Japan Tobacco, Inc.	170,400	4,371,242
JFE Holdings, Inc.	75,300	847,884
Kajima Corp.	55,600	1,007,186
Kansai Electric Power Co., Inc.	130,100	1,442,012
Kao Corp.	63,900	2,585,493
Kawasaki Kisen Kaisha Ltd.	59,700	849,339
KDDI Corp.	215,800	6,873,357
Keyence Corp.	27,576	11,208,854
Kikkoman Corp.	88,500	982,719
Kirin Holdings Co. Ltd.	114,100	1,481,488
Kobe Bussan Co. Ltd.	24,000	524,640
Kokusai Electric Corp.	20,000	262,077
Komatsu Ltd.	122,800	3,345,360
Konami Group Corp.	14,200	1,328,697
Kubota Corp.	131,900	1,528,030
Kyocera Corp.	178,000	1,764,287
Kyowa Kirin Co. Ltd.	30,200	454,147
Lasertec Corp.	11,600	1,087,443
LY Corp.	393,600	1,040,714
M3, Inc.	59,600	516,425
Makita Corp.	33,700	1,024,782
Marubeni Corp.	206,800	3,103,773
MatsukiyoCocokara & Co.	52,800	768,710
McDonald's Holdings Co. Japan Ltd.	14,200	557,806
MEIJI Holdings Co. Ltd.	33,736	686,319
Minebea Mitsumi, Inc.	49,200	788,092
Mitsubishi Chemical Group Corp.	188,400	951,538
Mitsubishi Corp.	473,300	7,744,000
Mitsubishi Electric Corp.	271,200	4,579,413
Mitsubishi Estate Co. Ltd.	162,800	2,259,948
Mitsubishi HC Capital, Inc.	116,000	764,467
Mitsubishi Heavy Industries Ltd.	454,500	6,337,522
Mitsubishi UFJ Financial Group, Inc.	1,554,800	18,151,831
Mitsui & Co. Ltd.	353,500	7,331,277
Mitsui Chemicals, Inc.	21,100	460,601
Mitsui Fudosan Co. Ltd.	372,900	2,982,202
Mitsui OSK Lines Ltd.	51,400	1,788,634
Mizuho Financial Group, Inc.	335,382	8,187,526
MonotaRO Co. Ltd.	35,600	604,980
MS&AD Insurance Group Holdings, Inc.	178,662	3,858,652
Murata Manufacturing Co. Ltd.	234,400	3,718,713
NEC Corp.	34,800	2,978,082
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nexon Co. Ltd.	47,700	$709,554
NIDEC Corp.	115,800	2,079,959
Nintendo Co. Ltd.	145,200	8,456,704
Nippon Building Fund, Inc.	1,170	910,153
Nippon Paint Holdings Co. Ltd.	136,700	882,594
Nippon Sanso Holdings Corp.	21,900	607,680
Nippon Steel Corp.	122,322	2,458,138
Nippon Telegraph & Telephone Corp.	4,275,000	4,270,143
Nippon Yusen KK	66,000	2,196,710
Nissan Motor Co. Ltd.	358,600	1,087,575
Nissin Foods Holdings Co. Ltd.	28,200	681,269
Nitori Holdings Co. Ltd.	10,700	1,267,869
Nitto Denko Corp.	97,000	1,621,724
Nomura Holdings, Inc.	429,800	2,493,630
Nomura Research Institute Ltd.	51,807	1,521,134
NTT Data Group Corp.	83,700	1,591,545
Obayashi Corp.	93,200	1,227,186
Obic Co. Ltd.	46,000	1,368,884
Olympus Corp.	169,500	2,530,676
Omron Corp.	24,700	831,674
Ono Pharmaceutical Co. Ltd.	50,900	529,945
Oracle Corp. Japan	5,900	564,668
Oriental Land Co. Ltd.	157,300	3,390,783
ORIX Corp.	159,300	3,422,383
Osaka Gas Co. Ltd.	52,300	1,143,884
Otsuka Corp.	32,600	745,554
Otsuka Holdings Co. Ltd.	62,500	3,399,995
Pan Pacific International Holdings Corp.	53,000	1,439,837
Panasonic Holdings Corp.	338,400	3,458,651
†Rakuten Group, Inc.	213,800	1,151,842
Recruit Holdings Co. Ltd.	196,400	13,651,354
†Renesas Electronics Corp.	238,800	3,022,018
Resona Holdings, Inc.	296,500	2,137,402
Ricoh Co. Ltd.	77,800	883,548
SBI Holdings, Inc.	39,170	983,796
SCREEN Holdings Co. Ltd.	11,800	696,640
SCSK Corp.	21,000	439,527
Secom Co. Ltd.	58,200	1,976,465
Seiko Epson Corp.	41,400	746,981
Sekisui Chemical Co. Ltd.	55,000	941,723
Sekisui House Ltd.	80,800	1,926,604
Seven & i Holdings Co. Ltd.	307,000	4,813,030
SG Holdings Co. Ltd.	46,200	441,630
Shimadzu Corp.	31,600	884,431
Shimano, Inc.	11,200	1,506,596
Shin-Etsu Chemical Co. Ltd.	254,600	8,385,790
Shionogi & Co. Ltd.	108,000	1,514,717
LVIP SSGA International Index Fund-5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shiseido Co. Ltd.	56,400	$997,330
Shizuoka Financial Group, Inc.	61,700	500,394
SMC Corp.	8,200	3,184,235
SoftBank Corp.	4,102,000	5,178,109
SoftBank Group Corp.	133,800	7,646,104
Sompo Holdings, Inc.	129,825	3,363,800
Sony Group Corp.	873,900	18,417,911
Subaru Corp.	88,000	1,563,611
Sumitomo Corp.	152,700	3,304,605
Sumitomo Electric Industries Ltd.	95,400	1,705,510
Sumitomo Metal Mining Co. Ltd.	38,200	870,920
Sumitomo Mitsui Financial Group, Inc.	522,200	12,532,919
Sumitomo Mitsui Trust Group, Inc.	91,292	2,132,538
Sumitomo Realty & Development Co. Ltd.	40,500	1,259,501
Suntory Beverage & Food Ltd.	20,800	660,857
Suzuki Motor Corp.	227,600	2,550,109
Sysmex Corp.	67,200	1,232,091
T&D Holdings, Inc.	65,700	1,202,555
Taisei Corp.	23,600	988,812
Takeda Pharmaceutical Co. Ltd.	220,475	5,836,480
TDK Corp.	270,000	3,477,217
Terumo Corp.	194,000	3,745,312
TIS, Inc.	33,800	798,360
Toho Co. Ltd.	17,600	687,797
Tokio Marine Holdings, Inc.	265,300	9,521,120
†Tokyo Electric Power Co. Holdings, Inc.	222,100	663,883
Tokyo Electron Ltd.	63,500	9,545,274
Tokyo Gas Co. Ltd.	46,900	1,299,443
Tokyu Corp.	73,700	785,407
TOPPAN Holdings, Inc.	33,900	899,305
Toray Industries, Inc.	206,100	1,304,993
TOTO Ltd.	20,100	481,523
Toyota Industries Corp.	22,800	1,833,700
Toyota Motor Corp.	1,439,700	28,110,480
Toyota Tsusho Corp.	94,800	1,676,493
Trend Micro, Inc.	17,600	948,870
Unicharm Corp.	169,500	1,397,361
West Japan Railway Co.	65,800	1,165,441
Yakult Honsha Co. Ltd.	39,200	742,537
Yamaha Motor Co. Ltd.	116,800	1,029,089
Yaskawa Electric Corp.	36,900	941,695
Yokogawa Electric Corp.	34,900	742,300
Zensho Holdings Co. Ltd.	13,300	753,215
ZOZO, Inc.	18,100	557,442
		521,146,213
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	$556,817
		556,817
Luxembourg–0.18%
ArcelorMittal SA	66,523	1,545,603
†CVC Capital Partners PLC	29,779	655,798
Eurofins Scientific SE	17,453	891,460
Tenaris SA	61,518	1,161,364
		4,254,225
Netherlands–4.62%
ABN AMRO Bank NV	62,809	968,754
†Adyen NV	3,049	4,538,485
Aegon Ltd.	197,525	1,170,348
Akzo Nobel NV	25,313	1,519,738
†Argenx SE	8,429	5,238,706
ASM International NV	6,595	3,817,402
ASML Holding NV	56,104	39,442,863
ASR Nederland NV	22,860	1,084,049
BE Semiconductor Industries NV	11,025	1,510,898
Euronext NV	10,500	1,177,917
EXOR NV	14,104	1,293,682
Ferrovial SE	66,662	2,803,504
Heineken Holding NV	18,536	1,110,750
Heineken NV	41,188	2,931,057
IMCD NV	7,491	1,113,495
ING Groep NV	468,506	7,342,616
JDE Peet's NV	18,125	310,347
Koninklijke Ahold Delhaize NV	131,329	4,283,809
Koninklijke KPN NV	570,387	2,076,786
†Koninklijke Philips NV	110,618	2,795,840
NN Group NV	38,399	1,673,359
†Prosus NV	191,621	7,612,113
†Qiagen NV	30,271	1,356,861
Randstad NV	15,180	640,132
Stellantis NV	89,258	1,161,105
Universal Music Group NV	118,151	3,025,399
Wolters Kluwer NV	33,410	5,551,081
		107,551,096
New Zealand–0.29%
Auckland International Airport Ltd.	236,764	1,152,484
Fisher & Paykel Healthcare Corp. Ltd.	83,069	1,784,721
Infratil Ltd.	128,618	906,718
Mercury NZ Ltd.	103,780	339,680
Meridian Energy Ltd.	155,536	514,303
†Xero Ltd.	20,695	2,159,114
		6,857,020
LVIP SSGA International Index Fund-6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway–0.57%
Aker BP ASA	40,234	$790,939
DNB Bank ASA	127,008	2,535,642
Equinor ASA	118,827	2,818,463
Gjensidige Forsikring ASA	32,261	569,642
Kongsberg Gruppen ASA	12,879	1,448,974
Mowi ASA	60,866	1,043,137
Norsk Hydro ASA	194,005	1,067,159
Orkla ASA	100,554	869,908
Salmar ASA	10,141	481,991
Telenor ASA	87,331	974,366
Yara International ASA	25,524	675,667
		13,275,888
Poland–0.02%
†InPost SA	28,899	494,227
		494,227
Portugal–0.16%
EDP Renovaveis SA	44,629	464,138
EDP SA	434,335	1,390,659
Galp Energia SGPS SA	66,745	1,102,748
Jeronimo Martins SGPS SA	44,236	845,413
		3,802,958
Singapore–1.34%
CapitaLand Ascendas REIT	515,065	969,294
CapitaLand Integrated Commercial Trust	753,479	1,064,851
CapitaLand Investment Ltd.	287,328	551,239
DBS Group Holdings Ltd.	278,652	8,920,782
Genting Singapore Ltd.	779,000	436,375
†Grab Holdings Ltd. Class A	269,400	1,271,568
Keppel Ltd.	190,715	955,216
Oversea-Chinese Banking Corp. Ltd.	483,640	5,910,703
Sembcorp Industries Ltd.	127,800	516,572
Singapore Airlines Ltd.	203,050	957,523
Singapore Exchange Ltd.	130,100	1,213,689
Singapore Technologies Engineering Ltd.	235,300	802,913
Singapore Telecommunications Ltd.	1,054,000	2,377,124
United Overseas Bank Ltd.	174,585	4,644,435
Wilmar International Ltd.	231,500	525,501
		31,117,785
Spain–2.55%
Acciona SA	2,808	316,172
ACS Actividades de Construccion y Servicios SA	26,046	1,306,899
Aena SME SA	10,144	2,074,212
Amadeus IT Group SA	63,024	4,452,327
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	817,385	$8,002,895
Banco de Sabadell SA	786,092	1,528,391
Banco Santander SA	2,172,724	10,047,873
CaixaBank SA	559,937	3,036,935
†Cellnex Telecom SA	75,148	2,374,961
Endesa SA	41,080	883,820
†Grifols SA	36,493	345,806
Iberdrola SA	846,890	11,667,435
Industria de Diseno Textil SA	152,626	7,847,965
Redeia Corp. SA	59,962	1,024,842
Repsol SA	175,591	2,126,246
Telefonica SA	562,925	2,295,687
		59,332,466
Sweden–3.04%
AddTech AB Class B	36,862	1,004,411
Alfa Laval AB	38,854	1,626,237
Assa Abloy AB Class B	141,820	4,188,835
Atlas Copco AB Class A	383,612	5,854,550
Atlas Copco AB Class B	219,034	2,959,370
Beijer Ref AB	48,567	716,754
Boliden AB	35,316	993,612
Epiroc AB Class A	95,734	1,668,415
Epiroc AB Class B	56,651	883,822
EQT AB	54,615	1,509,768
Essity AB Class B	88,468	2,364,456
Evolution AB	23,738	1,830,576
†Fastighets AB Balder Class B	93,999	654,209
Getinge AB Class B	30,400	498,672
H & M Hennes & Mauritz AB Class B	80,338	1,082,861
Hexagon AB Class B	299,397	2,858,473
Holmen AB Class B	10,810	396,517
Industrivarden AB Class A	15,792	499,171
Industrivarden AB Class C	22,370	706,567
Indutrade AB	37,202	932,167
Investment AB Latour Class B	20,999	523,792
Investor AB Class B	241,643	6,400,382
L E Lundbergforetagen AB Class B	10,779	488,418
Lifco AB Class B	33,061	958,249
Nibe Industrier AB Class B	220,153	860,349
Saab AB Class B	46,192	975,910
Sagax AB Class B	28,074	576,140
Sandvik AB	150,817	2,704,356
Securitas AB Class B	62,133	768,209
Skandinaviska Enskilda Banken AB Class A	223,126	3,057,737
Skanska AB Class B	49,422	1,039,215
SKF AB Class B	43,476	816,023
LVIP SSGA International Index Fund-7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Svenska Cellulosa AB SCA Class B	78,876	$1,000,430
Svenska Handelsbanken AB Class A	201,875	2,084,368
Swedbank AB Class A	120,411	2,377,628
†Swedish Orphan Biovitrum AB	28,289	811,556
Tele2 AB Class B	67,380	665,344
Telefonaktiebolaget LM Ericsson Class B	398,410	3,226,503
Telia Co. AB	334,606	930,033
Trelleborg AB Class B	31,109	1,064,568
Volvo AB Class A	29,089	710,964
Volvo AB Class B	220,899	5,368,325
		70,637,942
Switzerland–9.85%
ABB Ltd.	222,051	11,990,413
Adecco Group AG	23,887	590,074
Alcon AG	71,487	6,061,205
Avolta AG	14,219	570,805
Bachem Holding AG	5,400	345,341
Baloise Holding AG	5,969	1,081,603
Banque Cantonale Vaudoise	4,837	445,369
Barry Callebaut AG	526	700,349
BKW AG	3,392	561,987
Chocoladefabriken Lindt & Spruengli AG	149	3,036,049
Cie Financiere Richemont SA Class A	76,243	11,533,593
Clariant AG	23,911	266,876
Coca-Cola HBC AG	31,762	1,086,321
DSM-Firmenich AG	26,596	2,692,133
EMS-Chemie Holding AG	926	624,838
†Galderma Group AG	11,723	1,299,987
Geberit AG	4,589	2,602,531
Givaudan SA	1,318	5,761,484
†Glencore PLC	1,447,993	6,406,231
Helvetia Holding AG	5,353	882,894
Holcim AG	72,473	6,978,060
Julius Baer Group Ltd.	27,404	1,777,734
Kuehne & Nagel International AG	6,850	1,571,688
Logitech International SA	22,096	1,823,940
Lonza Group AG	10,244	6,046,402
Nestle SA	367,743	30,170,800
Novartis AG	276,540	26,923,168
Partners Group Holding AG	3,208	4,357,402
Roche Holding AG	103,197	28,942,689
Sandoz Group AG	58,627	2,403,272
Schindler Holding AG	9,278	2,551,161
SGS SA	21,823	2,189,226
SIG Group AG	42,675	843,809
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sika AG	21,427	$5,112,631
Sonova Holding AG	7,273	2,378,341
STMicroelectronics NV	97,716	2,457,093
Straumann Holding AG	16,413	2,067,406
Swatch Group AG	4,300	781,572
Swiss Life Holding AG	4,032	3,112,977
Swiss Prime Site AG	11,752	1,280,905
Swiss Re AG	43,052	6,235,415
Swisscom AG	3,636	2,023,627
Temenos AG	8,110	573,055
UBS Group AG	462,139	14,149,182
VAT Group AG	3,998	1,511,699
Zurich Insurance Group AG	20,744	12,337,818
		229,141,155
Thailand–0.24%
†Sea Ltd. ADR	51,500	5,464,150
		5,464,150
United Kingdom–13.77%
3i Group PLC	137,406	6,130,741
Admiral Group PLC	35,512	1,175,455
Anglo American PLC	182,229	5,393,051
Ashtead Group PLC	62,310	3,872,992
Associated British Foods PLC	46,625	1,192,496
AstraZeneca PLC	217,155	28,457,917
Auto Trader Group PLC	129,794	1,288,538
Aviva PLC	378,173	2,219,462
BAE Systems PLC	429,994	6,182,483
Barclays PLC	2,035,727	6,833,873
Barratt Redrow PLC	195,487	1,077,057
Berkeley Group Holdings PLC	13,062	637,740
BP PLC	2,265,519	11,146,277
British American Tobacco PLC	280,131	10,100,043
BT Group PLC	941,664	1,698,161
Bunzl PLC	47,977	1,979,657
Centrica PLC	687,409	1,149,718
Coca-Cola Europacific Partners PLC	29,260	2,273,172
Compass Group PLC	237,635	7,919,322
Croda International PLC	20,287	859,698
Diageo PLC	312,853	9,938,388
Endeavour Mining PLC	26,771	477,583
GSK PLC	583,984	9,844,119
Haleon PLC	1,077,916	5,092,797
Halma PLC	53,844	1,812,582
Hargreaves Lansdown PLC	46,707	642,028
HSBC Holdings PLC (London Shares)	2,550,023	25,069,707
Imperial Brands PLC	117,877	3,767,467
Informa PLC	192,235	1,921,421
LVIP SSGA International Index Fund-8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	23,577	$2,938,027
Intertek Group PLC	23,929	1,416,353
J Sainsbury PLC	209,264	716,771
JD Sports Fashion PLC	339,910	408,086
Kingfisher PLC	284,759	886,590
Land Securities Group PLC	100,363	733,763
Legal & General Group PLC	839,847	2,416,127
Lloyds Banking Group PLC	8,849,965	6,069,224
London Stock Exchange Group PLC	67,814	9,580,551
M&G PLC	290,077	718,487
Marks & Spencer Group PLC	287,295	1,350,540
Melrose Industries PLC	193,277	1,339,993
Mondi PLC	62,604	934,217
National Grid PLC	683,682	8,131,063
NatWest Group PLC	988,833	4,977,675
Next PLC	17,259	2,052,189
Pearson PLC	82,873	1,330,058
Persimmon PLC	45,540	682,998
Phoenix Group Holdings PLC	101,089	645,422
Reckitt Benckiser Group PLC	98,348	5,950,478
RELX PLC	264,498	12,016,526
Rentokil Initial PLC	354,665	1,779,572
Rio Tinto PLC	158,528	9,373,321
†Rolls-Royce Holdings PLC	1,206,218	8,586,224
Sage Group PLC	138,876	2,213,223
Schroders PLC	117,517	476,079
Segro PLC	182,211	1,599,507
Severn Trent PLC	37,424	1,175,025
Shell PLC	869,023	26,937,139
Smith & Nephew PLC	118,153	1,466,436
Smiths Group PLC	45,532	979,856
Spirax Group PLC	9,806	841,529
SSE PLC	156,784	3,148,297
Standard Chartered PLC	309,838	3,834,642
Taylor Wimpey PLC	464,357	709,802
Tesco PLC	974,159	4,491,600
Unilever PLC	349,565	19,902,973
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
United Utilities Group PLC	96,652	$1,272,300
Vodafone Group PLC	3,103,090	2,653,289
Whitbread PLC	24,838	916,049
†Wise PLC Class A	88,658	1,183,163
WPP PLC	148,207	1,535,161
		320,524,270
United States–0.57%
†Monday.com Ltd.	5,300	1,247,832
†Spotify Technology SA	21,500	9,618,670
Stellantis NV	185,991	2,435,977
		13,302,479
Total Common Stock (Cost $1,269,408,319)		2,253,169,276
ΔCONVERTIBLE PREFERRED STOCK–0.04%
Germany–0.04%
†Dr. Ing hc F Porsche AG	17,264	1,046,185
Total Convertible Preferred Stock (Cost $1,482,665)		1,046,185
ΔPREFERRED STOCKS–0.31%
Germany–0.31%
Bayerische Motoren Werke AG 8.30%	8,815	660,375
Henkel AG & Co. KGaA 2.19%	24,267	2,129,101
Porsche Automobil Holding SE 7.02%	22,056	831,081
Sartorius AG 0.35%	3,779	839,821
Volkswagen AG 10.17%	29,736	2,743,594
Total Preferred Stocks (Cost $7,653,351)		7,203,972

MONEY MARKET FUND–1.95%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.43%)	45,386,847	45,386,847
Total Money Market Fund (Cost $45,386,847)		45,386,847

TOTAL INVESTMENTS–99.13% (Cost $1,323,931,182)	2,306,806,280
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	20,215,094
NET ASSETS APPLICABLE TO 222,679,584 SHARES OUTSTANDING–100.00%	$2,327,021,374
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,047,205,155 / 195,904,274 Shares)	$10.450
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($279,816,219 / 26,775,310 Shares)	$10.451
LVIP SSGA International Index Fund-9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,685,874,110
Distributable earnings/(accumulated loss)	641,147,264
TOTAL NET ASSETS	$2,327,021,374

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $2,100,621 cash collateral held at broker for futures contracts, $1,288,197 payable for fund shares redeemed, $139,608 other accrued expenses payable, $666,276 due to manager and affiliates, $162,167 variation margin due to broker on futures contracts, $25,560 payable for audit fee, $94,534 payable for fund accounting fee and $182,337 Payable for licensing fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
579	E-mini MSCI EAFE Index	$65,644,125	$67,028,080	3/21/25	$—	$(1,383,955)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-10

LVIP SSGA International Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$78,174,123
Foreign taxes withheld	(6,396,606)
71,777,517
EXPENSES:
Management fees	9,672,200
Index fees	852,724
Distribution fees-Service Class	702,327
Shareholder servicing fees	701,234
Accounting and administration expenses	395,816
Custodian fees	163,226
Professional fees	134,731
Trustees’ fees and expenses	77,810
Pricing fees	64,481
Reports and statements to shareholders	57,612
Consulting fees	18,637
Other	59,971
12,900,769
Less:
Management fees waived	(3,026,173)
Total operating expenses	9,874,596
NET INVESTMENT INCOME	61,902,921
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,152,999
Foreign currencies	(721,528)
Futures contracts	2,425,013
Net realized gain	14,856,484
Net change in unrealized appreciation (depreciation) of:
Investments	8,877,547
Foreign currencies	(1,119,458)
Futures contracts	(3,813,174)
Net change in unrealized appreciation (depreciation)	3,944,915
NET REALIZED AND UNREALIZED GAIN	18,801,399
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,704,320
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$61,902,921	$60,115,503
Net realized gain	14,856,484	40,598,209
Net change in unrealized appreciation (depreciation)	3,944,915	277,909,657
Net increase in net assets resulting from operations	80,704,320	378,623,369
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(68,299,705)	(63,141,897)
Service Class	(8,627,336)	(7,544,783)
	(76,927,041)	(70,686,680)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	168,152,387	213,273,326
Service Class	46,149,422	28,133,769
Reinvestment of dividends and distributions:
Standard Class	68,299,705	63,141,897
Service Class	8,627,336	7,544,783
	291,228,850	312,093,775
Cost of shares redeemed:
Standard Class	(314,210,900)	(445,802,675)
Service Class	(48,302,181)	(51,856,609)
	(362,513,081)	(497,659,284)
Decrease in net assets derived from capital share transactions	(71,284,231)	(185,565,509)
NET INCREASE (DECREASE) IN NET ASSETS	(67,506,952)	122,371,180
NET ASSETS:
Beginning of year	2,394,528,326	2,272,157,146
End of year	$2,327,021,374	$2,394,528,326
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-11

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.462	$9.178	$11.218	$10.374	$9.843
Income (loss) from investment operations:
Net investment income[1]	0.285	0.265	0.274	0.277	0.195
Net realized and unrealized gain (loss)	0.066	1.339	(1.888)	0.861	0.568
Total from investment operations	0.351	1.604	(1.614)	1.138	0.763
Less dividends and distributions from:
Net investment income	(0.363)	(0.320)	(0.426)	(0.294)	(0.232)
Total dividends and distributions	(0.363)	(0.320)	(0.426)	(0.294)	(0.232)
Net asset value, end of period	$10.450	$10.462	$9.178	$11.218	$10.374
Total return[2]	3.22%	17.57%	(14.32% )	11.06%	7.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,047,205	$2,120,494	$2,016,487	$2,734,309	$2,671,741
Ratio of expenses to average net assets	0.38%	0.39%	0.37%	0.37%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.51%	0.51%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.59%	2.65%	2.86%	2.48%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.46%	2.53%	2.73%	2.35%	2.05%
Portfolio turnover	3%	3%	3%	3%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-12

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.463	$9.180	$11.220	$10.375	$9.846
Income (loss) from investment operations:
Net investment income[1]	0.257	0.240	0.250	0.249	0.173
Net realized and unrealized gain (loss)	0.067	1.338	(1.889)	0.861	0.565
Total from investment operations	0.324	1.578	(1.639)	1.110	0.738
Less dividends and distributions from:
Net investment income	(0.336)	(0.295)	(0.401)	(0.265)	(0.209)
Total dividends and distributions	(0.336)	(0.295)	(0.401)	(0.265)	(0.209)
Net asset value, end of period	$10.451	$10.463	$9.180	$11.220	$10.375
Total return[2]	2.97%	17.27%	(14.53% )	10.78%	7.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$279,816	$274,034	$255,670	$323,905	$310,753
Ratio of expenses to average net assets	0.63%	0.64%	0.62%	0.62%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.34%	2.40%	2.61%	2.23%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.21%	2.28%	2.48%	2.10%	1.80%
Portfolio turnover	3%	3%	3%	3%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-13

LVIP SSGA International Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP SSGA International Index Fund-14

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2024, the value and cost of foreign currency held by the LVIP SSGA International Index Fund is $8,375,683 and $8,607,767 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$199,946
Legal	30,368
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Index Fund-15

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,277 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$548,614
Distribution fees payable to LFD	59,894
Shareholder servicing fees payable to Lincoln Life	57,768
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$61,541,734
Sales	158,481,844
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,427,883,625
Aggregate unrealized appreciation of investments and derivatives	$959,481,264
Aggregate unrealized depreciation of investments and derivatives	(81,270,350)
Net unrealized appreciation of investments and derivatives	$878,210,914
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP SSGA International Index Fund-16

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$165,032,461	$—	$—	$165,032,461
Austria	613,648	3,666,391	—	4,280,039
Belgium	17,341,639	—	—	17,341,639
Chile	1,108,581	—	—	1,108,581
China	1,496,049	—	—	1,496,049
Denmark	—	63,645,983	—	63,645,983
Faeroe Islands	—	1,974,232	—	1,974,232
Finland	2,463,186	19,779,831	—	22,243,017
France	245,362,782	—	—	245,362,782
Germany	17,371,725	183,666,322	—	201,038,047
Hong Kong	46,974,316	—	—	46,974,316
Ireland	15,621,509	—	—	15,621,509
Isle Of Man	785,846	—	—	785,846
Israel	20,511,776	—	—	20,511,776
Italy	—	58,294,308	—	58,294,308
Japan	1,596,472	519,549,741	—	521,146,213
Jordan	556,817	—	—	556,817
Luxembourg	3,092,861	1,161,364	—	4,254,225
Netherlands	105,033,130	2,517,966	—	107,551,096
New Zealand	6,857,020	—	—	6,857,020
Norway	569,642	12,706,246	—	13,275,888
Poland	494,227	—	—	494,227
Portugal	3,802,958	—	—	3,802,958
Singapore	31,117,785	—	—	31,117,785
Spain	59,332,466	—	—	59,332,466
Sweden	3,841,356	66,796,586	—	70,637,942
Switzerland	13,941,765	215,199,390	—	229,141,155
Thailand	5,464,150	—	—	5,464,150
United Kingdom	320,524,270	—	—	320,524,270
United States	13,302,479	—	—	13,302,479
Convertible Preferred Stock	—	1,046,185	—	1,046,185
Preferred Stocks
Germany	2,129,101	5,074,871	—	7,203,972
Money Market Fund	45,386,847	—	—	45,386,847
Total Investments	$1,151,726,864	$1,155,079,416	$—	$2,306,806,280
Derivatives:

Liabilities:
Futures Contract	$(1,383,955)	$—	$—	$(1,383,955)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2024, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP SSGA International Index Fund-17

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, foreign currency gains/losses, mark-to-market adjustments on certain derivatives and mark-to-market adjustments on passive foreign investment companies (PFICs).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$76,927,041	$70,686,680
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$782,854
Capital loss carryforward	(237,846,500)
Other temporary differences	(4)
Net unrealized appreciation	878,210,914
Distributable earnings/(accumulated loss)	$641,147,264
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$1,201,316	$236,645,184	$237,846,500
In 2024, the Fund utilized $6,026,624 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	15,421,997	21,368,625
Service Class	4,196,979	2,814,504
Shares reinvested:
Standard Class	6,252,754	6,193,149
Service Class	789,565	739,855
	26,661,295	31,116,133
Shares redeemed:
Standard Class	(28,455,595)	(44,592,170)
Service Class	(4,401,455)	(5,216,366)
	(32,857,050)	(49,808,536)
Net decrease	(6,195,755)	(18,692,403)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
LVIP SSGA International Index Fund-18

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,383,955)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,425,013	$(3,813,174)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$36,620,135	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP SSGA International Index Fund-19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund-20

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA International Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA International Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA International Index Fund–21

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA International Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.28%
INVESTMENT COMPANY–95.28%
International Equity Fund–95.28%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	25,751,470	$269,102,864
Total Affiliated Investment (Cost $211,366,393)		269,102,864

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.38%
INVESTMENT COMPANY–4.38%
Money Market Fund–4.38%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	12,362,920	$12,362,920
Total Unaffiliated Investment (Cost $12,362,920)		12,362,920

TOTAL INVESTMENTS–99.66% (Cost $223,729,313)	281,465,784
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	948,635
NET ASSETS APPLICABLE TO 29,919,264 SHARES OUTSTANDING–100.00%	$282,414,419

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
40	British Pound	$3,125,750	$3,185,118	3/17/25	$—	$(59,368)
40	Euro	5,194,250	5,274,603	3/17/25	—	(80,353)
47	Japanese Yen	3,765,875	3,909,789	3/17/25	—	(143,914)
					—	(283,635)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	161,070	167,785	3/21/25	—	(6,715)
1	E-mini S&P 500 Index	296,788	308,017	3/21/25	—	(11,229)
103	Euro STOXX 50 Index	5,207,662	5,332,674	3/21/25	—	(125,012)
31	FTSE 100 Index	3,174,761	3,241,121	3/21/25	—	(66,360)
15	Nikkei 225 Index (OSE)	3,803,743	3,746,588	3/13/25	57,155	—
					57,155	(209,316)
Total Futures Contracts					$57,155	$(492,951)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-1

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$269,102,864
Unaffiliated investments, at value	12,362,920
Cash collateral held at broker for futures contracts	1,072,419
Receivable for fund shares sold	112,452
Dividends and interest receivable	47,641
Expense reimbursement receivable from Lincoln Financial Investments Corporation	12,675
Prepaid expenses	1,046
TOTAL ASSETS	282,712,017
LIABILITIES:
Due to manager and affiliates	116,290
Payable for fund shares redeemed	85,395
Payable for securities purchased	25,705
Payable for audit fee	22,140
Payable for fund accounting fee	20,640
Variation margin due to broker on futures contracts	19,399
Other accrued expenses payable	8,029
TOTAL LIABILITIES	297,598
TOTAL NET ASSETS	$282,414,419
Affiliated investments, at cost	$211,366,393
Unaffiliated investments, at cost	12,362,920
Standard Class:
Net Assets	$27,380,858
Shares Outstanding	2,903,251
Net Asset Value Per Share	$9.431
Service Class:
Net Assets	$255,033,561
Shares Outstanding	27,016,013
Net Asset Value Per Share	$9.440
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$234,544,281
Distributable earnings/(accumulated loss)	47,870,138
TOTAL NET ASSETS	$282,414,419
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-2

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$9,019,354
Dividends from unaffiliated investments	699,881
9,719,235
EXPENSES:
Management fees	690,028
Distribution fees-Service Class	682,369
Shareholder servicing fees	87,003
Accounting and administration expenses	65,827
Professional fees	43,224
Reports and statements to shareholders	13,343
Trustees’ fees and expenses	9,754
Consulting fees	7,886
Custodian fees	6,487
Pricing fees	528
Other	8,923
1,615,372
Less:
Management fees waived	(15,001)
Expenses reimbursed	(182,973)
Total operating expenses	1,417,398
NET INVESTMENT INCOME	8,301,837
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	9,302,855
Foreign currencies	(1,718)
Futures contracts	84,002
Net realized gain	9,385,139
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(8,044,369)
Foreign currencies	912
Futures contracts	(910,506)
Net change in unrealized appreciation (depreciation)	(8,953,963)
NET REALIZED AND UNREALIZED GAIN	431,176
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,733,013
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,301,837	$8,080,552
Net realized gain	9,385,139	9,425,937
Net change in unrealized appreciation (depreciation)	(8,953,963)	31,875,308
Net increase in net assets resulting from operations	8,733,013	49,381,797
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(848,344)	(728,322)
Service Class	(7,285,439)	(7,359,751)
	(8,133,783)	(8,088,073)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,250,283	8,459,911
Service Class	10,913,006	8,069,582
Reinvestment of dividends and distributions:
Standard Class	848,344	728,322
Service Class	7,285,439	7,359,751
	28,297,072	24,617,566
Cost of shares redeemed:
Standard Class	(8,387,211)	(9,374,902)
Service Class	(47,650,088)	(59,875,955)
	(56,037,299)	(69,250,857)
Decrease in net assets derived from capital share transactions	(27,740,227)	(44,633,291)
NET DECREASE IN NET ASSETS	(27,140,997)	(3,339,567)
NET ASSETS:
Beginning of year	309,555,416	312,894,983
End of year	$282,414,419	$309,555,416
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-3

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$9.474	$8.301	$10.434	$9.634	$9.905
Income (loss) from investment operations:
Net investment income[2]	0.298	0.259	0.353	0.226	0.180
Net realized and unrealized gain (loss)	(0.036)	1.189	(2.114)	0.811	(0.276)
Total from investment operations	0.262	1.448	(1.761)	1.037	(0.096)
Less dividends and distributions from:
Net investment income	(0.305)	(0.275)	(0.372)	(0.237)	(0.175)
Total dividends and distributions	(0.305)	(0.275)	(0.372)	(0.237)	(0.175)
Net asset value, end of period	$9.431	$9.474	$8.301	$10.434	$9.634
Total return[3]	2.78%	17.44%	(16.83% )	10.76%	(0.97% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,381	$25,817	$22,837	$27,222	$23,989
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.31%	0.32%
Ratio of net investment income to average net assets	2.99%	2.87%	4.02%	2.17%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.92%	2.80%	3.95%	2.11%	2.00%
Portfolio turnover	5%	4%	8%	4%	10%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-4

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$9.481	$8.307	$10.440	$9.639	$9.912
Income (loss) from investment operations:
Net investment income[2]	0.273	0.237	0.331	0.200	0.158
Net realized and unrealized gain (loss)	(0.035)	1.188	(2.114)	0.812	(0.279)
Total from investment operations	0.238	1.425	(1.783)	1.012	(0.121)
Less dividends and distributions from:
Net investment income	(0.279)	(0.251)	(0.350)	(0.211)	(0.152)
Total dividends and distributions	(0.279)	(0.251)	(0.350)	(0.211)	(0.152)
Net asset value, end of period	$9.440	$9.481	$8.307	$10.440	$9.639
Total return[3]	2.52%	17.15%	(17.04% )	10.49%	(1.22% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$255,034	$283,738	$290,058	$365,175	$367,033
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.57%	0.56%	0.57%
Ratio of net investment income to average net assets	2.74%	2.62%	3.77%	1.92%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.67%	2.55%	3.70%	1.86%	1.75%
Portfolio turnover	5%	4%	8%	4%	10%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-5

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively,  the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Managed Volatility Fund-6

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$205,670	$203,425	$182,973	$592,068
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$24,966
Legal	3,792
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Managed Volatility Fund-7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,861 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$12,675
Management fees payable to LFI	54,519
Distribution fees payable to LFD	54,744
Shareholder servicing fees payable to Lincoln Life	7,027
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.28%@
International Equity Fund-95.28%@
✧✧LVIP SSGA International Index Fund	$296,682,363	$15,071,218	$43,909,203	$9,302,855	$(8,044,369)	$269,102,864	25,751,470	$9,019,354	$—

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$15,071,218
Sales	43,909,203
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$227,237,301
Aggregate unrealized appreciation of investments and derivatives	$54,684,906
Aggregate unrealized depreciation of investments and derivatives	(400,372)
Net unrealized appreciation of investments and derivatives	$54,284,534
LVIP SSGA International Managed Volatility Fund-8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$269,102,864	$—	$—	$269,102,864
Unaffiliated Investment Company	12,362,920	—	—	12,362,920
Total Investments	$281,465,784	$—	$—	$281,465,784
Derivatives:
Assets:
Futures Contract	$57,155	$—	$—	$57,155
Liabilities:
Futures Contracts	$(492,951)	$—	$—	$(492,951)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$8,133,783	$8,088,073
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$216,206
Capital loss carryforward	(6,573,445)
Other temporary differences	(57,157)
Net unrealized appreciation	54,284,534
Distributable earnings/(accumulated loss)	$47,870,138
LVIP SSGA International Managed Volatility Fund-9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Total
$6,573,445	$6,573,445
In 2024, the Fund utilized $8,551,649 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	936,032	939,083
Service Class	1,103,746	892,968
Shares reinvested:
Standard Class	90,243	76,781
Service Class	774,128	775,328
	2,904,149	2,684,160
Shares redeemed:
Standard Class	(848,145)	(1,041,907)
Service Class	(4,790,061)	(6,657,656)
	(5,638,206)	(7,699,563)
Net decrease	(2,734,057)	(5,015,403)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP SSGA International Managed Volatility Fund-10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$57,155	Variation margin due to broker on futures contracts	$(209,316)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(283,635)
Total		$57,155		$(492,951)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$500,671	$(360,625)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(416,669)	(549,881)
Total		$84,002	$(910,506)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,771,065	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings,
LVIP SSGA International Managed Volatility Fund-11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA International Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA International Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.05%
INVESTMENT COMPANY–95.05%
Equity Fund–95.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	28,499,200	$864,380,729
Total Affiliated Investment (Cost $451,650,334)		864,380,729

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.72%
INVESTMENT COMPANY–4.72%
Money Market Fund–4.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	42,871,327	$42,871,327
Total Unaffiliated Investment (Cost $42,871,327)		42,871,327

TOTAL INVESTMENTS–99.77% (Cost $494,521,661)	907,252,056
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	2,112,590
NET ASSETS APPLICABLE TO 49,937,192 SHARES OUTSTANDING–100.00%	$909,364,646

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
152	E-mini S&P 500 Index	$45,111,700	$46,818,506	3/21/25	$—	$(1,706,806)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-1

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$864,380,729
Unaffiliated investments, at value	42,871,327
Cash collateral held at broker for futures contracts	2,550,595
Receivable for fund shares sold	617,517
Receivable for securities sold	243,024
Dividends and interest receivable	169,480
Expense reimbursement receivable from Lincoln Financial Investments Corporation	31,763
Prepaid expenses	3,462
TOTAL ASSETS	910,867,897
LIABILITIES:
Payable for fund shares redeemed	873,332
Due to manager and affiliates	401,953
Variation margin due to broker on futures contracts	176,357
Payable for audit fee	22,140
Payable for fund accounting fee	20,751
Other accrued expenses payable	8,718
TOTAL LIABILITIES	1,503,251
TOTAL NET ASSETS	$909,364,646
Affiliated investments, at cost	$451,650,334
Unaffiliated investments, at cost	42,871,327
Standard Class:
Net Assets	$32,692
Shares Outstanding	1,789
Net Asset Value Per Share	$18.268
Service Class:
Net Assets	$909,331,954
Shares Outstanding	49,935,403
Net Asset Value Per Share	$18.210
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$590,550,643
Distributable earnings/(accumulated loss)	318,814,003
TOTAL NET ASSETS	$909,364,646
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-2

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$9,663,880
Dividends from unaffiliated investments	2,226,298
11,890,178
EXPENSES:
Distribution fees-Service Class	2,290,252
Management fees	2,107,101
Shareholder servicing fees	265,678
Accounting and administration expenses	124,622
Professional fees	51,667
Trustees’ fees and expenses	29,049
Reports and statements to shareholders	26,934
Consulting fees	8,269
Custodian fees	7,231
Pricing fees	65
Other	30,764
4,941,632
Less:
Management fees waived	(45,807)
Expenses reimbursed	(361,052)
Total operating expenses	4,534,773
NET INVESTMENT INCOME	7,355,405
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	33,955,991
Distributions from affiliated investment companies	61,645,454
Futures contracts	10,252,713
Net realized gain	105,854,158
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	87,223,989
Futures contracts	(3,293,776)
Net change in unrealized appreciation (depreciation)	83,930,213
NET REALIZED AND UNREALIZED GAIN	189,784,371
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,139,776
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,355,405	$9,396,011
Net realized gain	105,854,158	25,163,849
Net change in unrealized appreciation (depreciation)	83,930,213	145,606,259
Net increase in net assets resulting from operations	197,139,776	180,166,119
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,419)	(3,874)
Service Class	(38,859,039)	(130,545,889)
	(38,860,458)	(130,549,763)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	24,715,157	45,986,772
Reinvestment of dividends and distributions:
Standard Class	1,419	3,874
Service Class	38,859,039	130,545,889
	63,575,615	176,536,535
Cost of shares redeemed:
Service Class	(189,462,560)	(121,281,588)
	(189,462,560)	(121,281,588)
Increase (decrease) in net assets derived from capital share transactions	(125,886,945)	55,254,947
NET INCREASE IN NET ASSETS	32,392,373	104,871,303
NET ASSETS:
Beginning of year	876,972,273	772,100,970
End of year	$909,364,646	$876,972,273
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-3

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$15.367	$14.628	$18.757	$16.325	$14.814
Income (loss) from investment operations:
Net investment income[2]	0.184	0.216	0.187	0.173	0.192
Net realized and unrealized gain (loss)	3.537	3.158	(3.343)	4.298	2.082
Total from investment operations	3.721	3.374	(3.156)	4.471	2.274
Less dividends and distributions from:
Net investment income	(0.214)	(0.202)	(0.216)	(0.254)	(0.288)
Net realized gain	(0.606)	(2.433)	(0.757)	(1.785)	(0.475)
Total dividends and distributions	(0.820)	(2.635)	(0.973)	(2.039)	(0.763)
Net asset value, end of period	$18.268	$15.367	$14.628	$18.757	$16.325
Total return[3]	24.38%	24.44%	(16.78% )	28.09%	15.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33	$26	$21	$25	$20
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.29%	0.30%	0.30%	0.29%	0.29%
Ratio of net investment income to average net assets	1.05%	1.38%	1.13%	0.94%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	1.33%	1.08%	0.90%	1.25%
Portfolio turnover	9%	9%	9%	4%	10%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-4

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$15.321	$14.596	$18.718	$16.299	$14.796
Income (loss) from investment operations:
Net investment income[2]	0.139	0.176	0.144	0.126	0.153
Net realized and unrealized gain (loss)	3.524	3.147	(3.333)	4.287	2.076
Total from investment operations	3.663	3.323	(3.189)	4.413	2.229
Less dividends and distributions from:
Net investment income	(0.168)	(0.165)	(0.176)	(0.209)	(0.251)
Net realized gain	(0.606)	(2.433)	(0.757)	(1.785)	(0.475)
Total dividends and distributions	(0.774)	(2.598)	(0.933)	(1.994)	(0.726)
Net asset value, end of period	$18.210	$15.321	$14.596	$18.718	$16.299
Total return[3]	24.07%	24.13%	(17.00% )	27.77%	15.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$909,332	$876,946	$772,080	$962,155	$836,192
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.54%	0.55%	0.55%	0.54%	0.54%
Ratio of net investment income to average net assets	0.80%	1.13%	0.88%	0.69%	1.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	1.08%	0.83%	0.65%	1.00%
Portfolio turnover	9%	9%	9%	4%	10%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-5

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in stocks that make up the S&P 500®Index. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to
LVIP SSGA Large Cap Managed Volatility Fund-6

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$329,314	$339,047	$361,052	$1,029,413
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$75,248
Legal	11,427
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,215 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Large Cap Managed Volatility Fund-7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$31,763
Management fees payable to LFI	179,446
Distribution fees payable to LFD	199,378
Shareholder servicing fees payable to Lincoln Life	23,129
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.05%@
Equity Fund-95.05%@
✧✧LVIP SSGA S&P 500 Index Fund	$838,438,274	$74,928,042	$170,165,567	$33,955,991	$87,223,989	$864,380,729	28,499,200	$9,663,880	$61,645,454

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$74,928,042
Sales	170,124,274
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$497,791,209
Aggregate unrealized appreciation of investments and derivatives	$409,469,692
Aggregate unrealized depreciation of investments and derivatives	(8,847)
Net unrealized appreciation of investments and derivatives	$409,460,845
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP SSGA Large Cap Managed Volatility Fund-8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$864,380,729	$—	$—	$864,380,729
Unaffiliated Investment Company	42,871,327	—	—	42,871,327
Total Investments	$907,252,056	$—	$—	$907,252,056
Derivatives:
Liabilities:
Futures Contract	$(1,706,806)	$—	$—	$(1,706,806)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$16,147,797	$38,075,222
Long-term capital gains	22,712,661	92,474,541
Total	$38,860,458	$130,549,763
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$29,914,813
Undistributed long-term capital gains	64,796,105
Other temporary differences	(185,357,760)
Net unrealized appreciation	409,460,845
Distributable earnings/(accumulated loss)	$318,814,003
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP SSGA Large Cap Managed Volatility Fund-9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	—	—
Service Class	1,434,858	3,002,836
Shares reinvested:
Standard Class	79	266
Service Class	2,178,902	9,028,009
	3,613,839	12,031,111
Shares redeemed:
Standard Class	—	—
Service Class	(10,917,439)	(7,687,432)
	(10,917,439)	(7,687,432)
Net increase (decrease)	(7,303,600)	4,343,679
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(1,706,806)

LVIP SSGA Large Cap Managed Volatility Fund-10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$10,252,713	$(3,293,776)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$44,160,183	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Large Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.56%
Aerospace & Defense–1.32%
BWX Technologies, Inc.	28,456	$3,169,714
Curtiss-Wright Corp.	11,879	4,215,501
Hexcel Corp.	25,356	1,589,821
Woodward, Inc.	18,604	3,096,077
		12,071,113
Air Freight & Logistics–0.18%
†GXO Logistics, Inc.	37,155	1,616,243
		1,616,243
Automobile Components–0.81%
Autoliv, Inc.	22,777	2,136,255
Gentex Corp.	71,606	2,057,241
†Goodyear Tire & Rubber Co.	88,998	800,982
Lear Corp.	16,949	1,605,070
†Visteon Corp.	8,563	759,709
		7,359,257
Automobiles–0.30%
Harley-Davidson, Inc.	36,742	1,107,036
Thor Industries, Inc.	16,600	1,588,786
		2,695,822
Banks–6.54%
Associated Banc-Corp.	50,080	1,196,912
Bank OZK	32,929	1,466,328
Cadence Bank	56,684	1,952,764
Columbia Banking System, Inc.	65,074	1,757,649
Comerica, Inc.	41,000	2,535,850
Commerce Bancshares, Inc.	38,322	2,387,844
Cullen/Frost Bankers, Inc.	19,957	2,679,227
East West Bancorp, Inc.	43,091	4,126,394
First Financial Bankshares, Inc.	40,177	1,448,381
First Horizon Corp.	166,617	3,355,666
Flagstar Financial, Inc.	93,043	868,091
FNB Corp.	111,628	1,649,862
Glacier Bancorp, Inc.	35,372	1,776,382
Hancock Whitney Corp.	26,782	1,465,511
Home BancShares, Inc.	57,700	1,632,910
International Bancshares Corp.	16,689	1,054,077
Old National Bancorp	99,134	2,151,703
Pinnacle Financial Partners, Inc.	23,835	2,726,486
Prosperity Bancshares, Inc.	29,647	2,233,901
SouthState Corp.	23,736	2,361,257
Synovus Financial Corp.	44,756	2,292,850
†Texas Capital Bancshares, Inc.	14,429	1,128,348
UMB Financial Corp.	13,759	1,552,841
United Bankshares, Inc.	41,841	1,571,130
Valley National Bancorp	145,432	1,317,614
Webster Financial Corp.	53,271	2,941,625
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Western Alliance Bancorp	33,935	$2,834,930
Wintrust Financial Corp.	20,726	2,584,739
Zions Bancorp NA	45,911	2,490,672
		59,541,944
Beverages–0.48%
†Boston Beer Co., Inc. Class A	2,735	820,445
†Celsius Holdings, Inc.	48,735	1,283,680
Coca-Cola Consolidated, Inc.	1,828	2,303,262
		4,407,387
Biotechnology–2.81%
†Arrowhead Pharmaceuticals, Inc.	38,859	730,549
†BioMarin Pharmaceutical, Inc.	59,251	3,894,568
†Cytokinetics, Inc.	36,594	1,721,382
†Exelixis, Inc.	88,776	2,956,241
†Halozyme Therapeutics, Inc.	39,392	1,883,331
†Neurocrine Biosciences, Inc.	31,420	4,288,830
†Roivant Sciences Ltd.	135,432	1,602,161
†Sarepta Therapeutics, Inc.	29,680	3,608,791
†United Therapeutics Corp.	13,900	4,904,476
		25,590,329
Broadline Retail–0.47%
Macy's, Inc.	85,734	1,451,477
Nordstrom, Inc.	30,148	728,074
†Ollie's Bargain Outlet Holdings, Inc.	19,084	2,094,087
		4,273,638
Building Products–2.64%
AAON, Inc.	20,956	2,466,102
Advanced Drainage Systems, Inc.	21,981	2,541,004
Carlisle Cos., Inc.	14,104	5,202,119
Fortune Brands Innovations, Inc.	38,594	2,637,128
Owens Corning	26,769	4,559,296
Simpson Manufacturing Co., Inc.	13,078	2,168,725
†Trex Co., Inc.	33,817	2,334,387
UFP Industries, Inc.	18,995	2,139,787
		24,048,548
Capital Markets–3.75%
Affiliated Managers Group, Inc.	9,247	1,709,955
Carlyle Group, Inc.	65,416	3,302,854
Evercore, Inc. Class A	11,058	3,065,167
Federated Hermes, Inc.	24,613	1,011,840
Hamilton Lane, Inc. Class A	12,572	1,861,285
Houlihan Lokey, Inc.	16,576	2,878,588
LVIP SSGA Mid-Cap Index Fund-1

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	33,857	$5,981,516
Janus Henderson Group PLC	39,619	1,684,996
Jefferies Financial Group, Inc.	50,552	3,963,277
Morningstar, Inc.	8,371	2,819,018
SEI Investments Co.	30,719	2,533,703
Stifel Financial Corp.	31,896	3,383,528
		34,195,727
Chemicals–1.99%
†Arcadium Lithium PLC	333,854	1,712,671
Ashland, Inc.	15,246	1,089,479
Avient Corp.	28,522	1,165,409
†Axalta Coating Systems Ltd.	68,221	2,334,523
Cabot Corp.	17,105	1,561,858
Chemours Co.	46,599	787,523
NewMarket Corp.	2,381	1,258,001
Olin Corp.	36,445	1,231,841
RPM International, Inc.	40,049	4,928,430
Scotts Miracle-Gro Co.	13,318	883,516
Westlake Corp.	10,370	1,188,920
		18,142,171
Commercial Services & Supplies–1.70%
Brink's Co.	13,790	1,279,298
†Clean Harbors, Inc.	15,836	3,644,497
MSA Safety, Inc.	12,306	2,039,966
RB Global, Inc.	57,350	5,173,543
Tetra Tech, Inc.	83,265	3,317,278
		15,454,582
Communications Equipment–0.61%
†Ciena Corp.	44,673	3,788,717
†Lumentum Holdings, Inc.	21,160	1,776,382
		5,565,099
Construction & Engineering–2.50%
AECOM	41,783	4,463,260
Comfort Systems USA, Inc.	11,031	4,677,806
EMCOR Group, Inc.	14,372	6,523,451
†Fluor Corp.	53,328	2,630,137
†MasTec, Inc.	19,088	2,598,640
Valmont Industries, Inc.	6,255	1,918,221
		22,811,515
Construction Materials–0.48%
Eagle Materials, Inc.	10,428	2,573,213
†Knife River Corp.	17,660	1,794,963
		4,368,176
Consumer Finance–0.68%
Ally Financial, Inc.	85,350	3,073,453
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
FirstCash Holdings, Inc.	12,076	$1,251,074
SLM Corp.	67,550	1,863,029
		6,187,556
Consumer Staples Distribution & Retail–2.33%
†BJ's Wholesale Club Holdings, Inc.	41,262	3,686,760
Casey's General Stores, Inc.	11,511	4,561,003
†Performance Food Group Co.	48,535	4,103,634
†Sprouts Farmers Market, Inc.	31,157	3,959,120
†U.S. Foods Holding Corp.	72,554	4,894,493
		21,205,010
Containers & Packaging–1.58%
AptarGroup, Inc.	20,591	3,234,846
Berry Global Group, Inc.	35,645	2,305,162
Crown Holdings, Inc.	37,071	3,065,401
Graphic Packaging Holding Co.	93,286	2,533,648
Greif, Inc. Class A	8,105	495,378
Silgan Holdings, Inc.	25,171	1,310,151
Sonoco Products Co.	30,477	1,488,801
		14,433,387
Diversified Consumer Services–1.33%
†Duolingo, Inc.	11,612	3,764,959
Graham Holdings Co. Class B	1,066	929,467
†Grand Canyon Education, Inc.	9,010	1,475,838
H&R Block, Inc.	43,398	2,293,150
Service Corp. International	45,364	3,620,954
		12,084,368
Diversified REITs–0.41%
WP Carey, Inc.	68,079	3,708,944
		3,708,944
Diversified Telecommunication Services–0.38%
†Frontier Communications Parent, Inc.	68,813	2,387,811
Iridium Communications, Inc.	36,719	1,065,585
		3,453,396
Electric Utilities–0.91%
ALLETE, Inc.	18,013	1,167,242
IDACORP, Inc.	16,518	1,805,087
OGE Energy Corp.	62,503	2,578,249
Portland General Electric Co.	31,968	1,394,444
TXNM Energy, Inc.	28,058	1,379,612
		8,324,634
Electrical Equipment–1.49%
Acuity Brands, Inc.	9,542	2,787,504
LVIP SSGA Mid-Cap Index Fund-2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	12,483	$1,153,804
†NEXTracker, Inc. Class A	44,490	1,625,220
nVent Electric PLC	51,755	3,527,621
Regal Rexnord Corp.	20,639	3,201,728
Sensata Technologies Holding PLC	47,122	1,291,143
		13,587,020
Electronic Equipment, Instruments & Components–3.05%
†Arrow Electronics, Inc.	16,422	1,857,657
Avnet, Inc.	27,330	1,429,906
Belden, Inc.	12,656	1,425,192
Cognex Corp.	53,294	1,911,123
†Coherent Corp.	47,649	4,513,790
Crane NXT Co.	15,338	892,978
†Fabrinet	11,211	2,465,075
†Flex Ltd.	120,862	4,639,892
†IPG Photonics Corp.	8,505	618,484
Littelfuse, Inc.	7,688	1,811,677
†Novanta, Inc.	11,136	1,701,247
TD SYNNEX Corp.	23,691	2,778,480
Vontier Corp.	47,673	1,738,634
		27,784,135
Energy Equipment & Services–0.65%
ChampionX Corp.	59,087	1,606,576
NOV, Inc.	122,215	1,784,339
†Valaris Ltd.	20,763	918,555
Weatherford International PLC	22,791	1,632,519
		5,941,989
Entertainment–0.47%
†TKO Group Holdings, Inc.	20,607	2,928,461
Warner Music Group Corp. Class A	43,921	1,361,551
		4,290,012
Financial Services–1.89%
Equitable Holdings, Inc.	97,579	4,602,801
Essent Group Ltd.	33,155	1,804,958
†Euronet Worldwide, Inc.	13,095	1,346,690
MGIC Investment Corp.	80,606	1,911,168
†Shift4 Payments, Inc. Class A	21,421	2,223,071
Voya Financial, Inc.	29,997	2,064,694
Western Union Co.	105,468	1,117,961
†WEX, Inc.	12,443	2,181,507
		17,252,850
Food Products–0.99%
†Darling Ingredients, Inc.	49,324	1,661,725
Flowers Foods, Inc.	61,148	1,263,318
Ingredion, Inc.	20,280	2,789,717
Lancaster Colony Corp.	5,977	1,034,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Pilgrim's Pride Corp.	12,603	$572,050
†Post Holdings, Inc.	14,679	1,680,158
		9,001,826
Gas Utilities–0.97%
National Fuel Gas Co.	28,336	1,719,428
New Jersey Resources Corp.	30,759	1,434,907
ONE Gas, Inc.	17,672	1,223,786
Southwest Gas Holdings, Inc.	18,773	1,327,439
Spire, Inc.	18,012	1,221,754
UGI Corp.	66,690	1,882,659
		8,809,973
Ground Transportation–1.71%
†Avis Budget Group, Inc.	5,310	428,039
Knight-Swift Transportation Holdings, Inc.	50,305	2,668,177
Landstar System, Inc.	10,996	1,889,773
Ryder System, Inc.	13,425	2,105,846
†Saia, Inc.	8,247	3,758,405
†XPO, Inc.	36,201	4,747,761
		15,598,001
Health Care Equipment & Supplies–1.73%
Dentsply Sirona, Inc.	63,275	1,200,960
†Enovis Corp.	17,423	764,521
†Envista Holdings Corp.	53,732	1,036,490
†Globus Medical, Inc. Class A	35,142	2,906,595
†Haemonetics Corp.	15,974	1,247,250
†Lantheus Holdings, Inc.	21,635	1,935,467
†LivaNova PLC	16,942	784,584
†Masimo Corp.	13,695	2,263,783
†Neogen Corp.	61,563	747,375
†Penumbra, Inc.	12,048	2,861,159
		15,748,184
Health Care Providers & Services–1.91%
†Acadia Healthcare Co., Inc.	29,004	1,150,009
†Amedisys, Inc.	10,222	928,055
Chemed Corp.	4,668	2,473,106
Encompass Health Corp.	31,311	2,891,571
Ensign Group, Inc.	17,688	2,350,028
†HealthEquity, Inc.	27,088	2,599,094
†Option Care Health, Inc.	53,046	1,230,667
†Tenet Healthcare Corp.	29,821	3,764,305
		17,386,835
Health Care REITs–0.70%
Healthcare Realty Trust, Inc.	112,800	1,911,960
Omega Healthcare Investors, Inc.	84,074	3,182,201
Sabra Health Care REIT, Inc.	73,161	1,267,148
		6,361,309
LVIP SSGA Mid-Cap Index Fund-3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.23%
†Doximity, Inc. Class A	38,922	$2,078,046
		2,078,046
Hotel & Resort REITs–0.10%
Park Hotels & Resorts, Inc.	64,599	908,908
		908,908
Hotels, Restaurants & Leisure–3.33%
Aramark	82,014	3,059,942
Boyd Gaming Corp.	20,646	1,497,661
Choice Hotels International, Inc.	7,029	997,977
Churchill Downs, Inc.	22,872	3,054,327
†Hilton Grand Vacations, Inc.	19,934	776,429
Hyatt Hotels Corp. Class A	13,136	2,062,089
†Light & Wonder, Inc.	27,619	2,385,729
Marriott Vacations Worldwide Corp.	10,004	898,359
†Planet Fitness, Inc. Class A	26,334	2,603,643
Texas Roadhouse, Inc.	20,781	3,749,516
Travel & Leisure Co.	21,638	1,091,637
Vail Resorts, Inc.	11,670	2,187,542
Wendy's Co.	53,353	869,654
Wingstop, Inc.	9,089	2,583,094
Wyndham Hotels & Resorts, Inc.	24,597	2,479,132
		30,296,731
Household Durables–1.68%
KB Home	22,457	1,475,874
†Taylor Morrison Home Corp.	32,333	1,979,103
Tempur Sealy International, Inc.	54,060	3,064,661
Toll Brothers, Inc.	31,439	3,959,742
†TopBuild Corp.	9,099	2,832,883
Whirlpool Corp.	17,026	1,949,137
		15,261,400
Independent Power and Renewable Electricity Producers–0.12%
Ormat Technologies, Inc.	16,788	1,136,883
		1,136,883
Industrial REITs–0.99%
EastGroup Properties, Inc.	15,090	2,421,794
First Industrial Realty Trust, Inc.	41,148	2,062,749
Rexford Industrial Realty, Inc.	68,145	2,634,486
STAG Industrial, Inc.	56,585	1,913,705
		9,032,734
Insurance–4.58%
American Financial Group, Inc.	22,481	3,078,323
†Brighthouse Financial, Inc.	18,945	910,118
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
CNO Financial Group, Inc.	33,005	$1,228,116
Fidelity National Financial, Inc.	80,878	4,540,491
First American Financial Corp.	32,013	1,998,892
Hanover Insurance Group, Inc.	11,161	1,726,160
Kemper Corp.	18,884	1,254,653
Kinsale Capital Group, Inc.	6,861	3,191,257
Old Republic International Corp.	72,663	2,629,674
Primerica, Inc.	10,392	2,820,597
Reinsurance Group of America, Inc.	20,527	4,385,183
RenaissanceRe Holdings Ltd.	16,277	4,049,880
RLI Corp.	13,012	2,144,768
Ryan Specialty Holdings, Inc.	33,130	2,125,621
Selective Insurance Group, Inc.	18,968	1,773,887
Unum Group	52,311	3,820,272
		41,677,892
Interactive Media & Services–0.10%
†ZoomInfo Technologies, Inc.	84,506	888,158
		888,158
IT Services–0.40%
†ASGN, Inc.	13,996	1,166,426
†Kyndryl Holdings, Inc.	71,913	2,488,190
		3,654,616
Leisure Products–0.57%
Brunswick Corp.	20,640	1,334,995
†Mattel, Inc.	105,626	1,872,749
Polaris, Inc.	16,354	942,317
†YETI Holdings, Inc.	26,456	1,018,821
		5,168,882
Life Sciences Tools & Services–2.27%
†Avantor, Inc.	211,465	4,455,567
†Bio-Rad Laboratories, Inc. Class A	5,939	1,951,021
Bruker Corp.	34,479	2,021,159
†Illumina, Inc.	49,510	6,616,021
†Medpace Holdings, Inc.	7,885	2,619,634
†Repligen Corp.	16,155	2,325,351
†Sotera Health Co.	47,736	653,028
		20,641,781
Machinery–4.90%
AGCO Corp.	19,316	1,805,660
†Chart Industries, Inc.	13,041	2,488,744
CNH Industrial NV	273,017	3,093,283
Crane Co.	15,083	2,288,845
Donaldson Co., Inc.	37,446	2,521,988
LVIP SSGA Mid-Cap Index Fund-4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Esab Corp.	17,622	$2,113,583
Flowserve Corp.	40,848	2,349,577
Graco, Inc.	52,597	4,433,401
ITT, Inc.	25,441	3,635,010
Lincoln Electric Holdings, Inc.	17,679	3,314,282
†Middleby Corp.	16,678	2,259,035
Mueller Industries, Inc.	35,300	2,801,408
Oshkosh Corp.	20,288	1,928,780
†RBC Bearings, Inc.	9,712	2,905,248
Terex Corp.	20,850	963,687
Timken Co.	19,896	1,419,978
Toro Co.	32,318	2,588,672
Watts Water Technologies, Inc. Class A	8,498	1,727,643
		44,638,824
Marine Transportation–0.21%
†Kirby Corp.	18,059	1,910,642
		1,910,642
Media–0.45%
New York Times Co. Class A	50,897	2,649,189
Nexstar Media Group, Inc.	9,105	1,438,317
		4,087,506
Metals & Mining–2.02%
Alcoa Corp.	80,329	3,034,830
Carpenter Technology Corp.	15,500	2,630,505
†Cleveland-Cliffs, Inc.	149,782	1,407,951
Commercial Metals Co.	35,867	1,779,003
Reliance, Inc.	16,864	4,540,801
Royal Gold, Inc.	20,391	2,688,553
U.S. Steel Corp.	69,594	2,365,500
		18,447,143
Mortgage Real Estate Investment Trusts (REITs)–0.56%
Annaly Capital Management, Inc.	174,700	3,197,010
Starwood Property Trust, Inc.	98,675	1,869,891
		5,066,901
Multi-Utilities–0.25%
Black Hills Corp.	21,734	1,271,874
Northwestern Energy Group, Inc.	19,113	1,021,781
		2,293,655
Office REITs–0.68%
COPT Defense Properties	35,069	1,085,385
Cousins Properties, Inc.	52,089	1,596,007
Kilroy Realty Corp.	32,968	1,333,556
Vornado Realty Trust	51,601	2,169,306
		6,184,254
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.95%
Antero Midstream Corp.	104,490	$1,576,754
†Antero Resources Corp.	90,977	3,188,744
Chord Energy Corp.	19,293	2,255,738
Civitas Resources, Inc.	28,265	1,296,516
†CNX Resources Corp.	47,206	1,731,044
DT Midstream, Inc.	30,221	3,004,874
Expand Energy Corp.	65,542	6,524,706
HF Sinclair Corp.	50,608	1,773,810
Matador Resources Co.	36,104	2,031,211
Murphy Oil Corp.	43,992	1,331,198
Ovintiv, Inc.	82,100	3,325,050
PBF Energy, Inc. Class A	31,086	825,333
Permian Resources Corp.	197,232	2,836,196
Range Resources Corp.	75,288	2,708,862
Viper Energy, Inc.	31,666	1,553,851
		35,963,887
Paper & Forest Products–0.22%
Louisiana-Pacific Corp.	19,500	2,019,225
		2,019,225
Passenger Airlines–0.39%
†American Airlines Group, Inc.	204,289	3,560,757
		3,560,757
Personal Care Products–0.66%
†BellRing Brands, Inc.	40,187	3,027,689
†Coty, Inc. Class A	113,854	792,424
†elf Beauty, Inc.	17,490	2,195,869
		6,015,982
Pharmaceuticals–0.38%
†Jazz Pharmaceuticals PLC	19,154	2,358,815
Perrigo Co. PLC	42,212	1,085,271
		3,444,086
Professional Services–2.48%
†CACI International, Inc. Class A	6,918	2,795,287
Concentrix Corp.	14,689	635,593
†ExlService Holdings, Inc.	50,163	2,226,234
Exponent, Inc.	15,835	1,410,899
†FTI Consulting, Inc.	10,943	2,091,536
Genpact Ltd.	51,044	2,192,340
Insperity, Inc.	11,061	857,338
KBR, Inc.	41,368	2,396,448
ManpowerGroup, Inc.	14,817	855,237
Maximus, Inc.	18,765	1,400,807
†Parsons Corp.	14,592	1,346,112
†Paylocity Holding Corp.	13,543	2,701,422
Science Applications International Corp.	15,390	1,720,294
		22,629,547
LVIP SSGA Mid-Cap Index Fund-5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.41%
†Jones Lang LaSalle, Inc.	14,822	$3,752,041
		3,752,041
Residential REITs–0.99%
American Homes 4 Rent Class A	97,992	3,666,861
Equity LifeStyle Properties, Inc.	59,552	3,966,163
Independence Realty Trust, Inc.	69,700	1,382,848
		9,015,872
Retail REITs–0.97%
Agree Realty Corp.	31,240	2,200,858
Brixmor Property Group, Inc.	93,668	2,607,717
Kite Realty Group Trust	68,230	1,722,125
NNN REIT, Inc.	57,166	2,335,231
		8,865,931
Semiconductors & Semiconductor Equipment–2.20%
†Allegro MicroSystems, Inc.	40,710	889,921
Amkor Technology, Inc.	35,354	908,244
†Cirrus Logic, Inc.	16,666	1,659,600
†Lattice Semiconductor Corp.	42,833	2,426,490
†MACOM Technology Solutions Holdings, Inc.	17,913	2,327,078
MKS Instruments, Inc.	20,971	2,189,163
†Onto Innovation, Inc.	15,317	2,552,884
Power Integrations, Inc.	17,727	1,093,756
†Rambus, Inc.	33,599	1,776,043
†Silicon Laboratories, Inc.	10,015	1,244,063
†Synaptics, Inc.	12,251	934,996
Universal Display Corp.	13,687	2,001,040
		20,003,278
Software–3.65%
†Altair Engineering, Inc. Class A	18,533	2,022,136
†Appfolio, Inc. Class A	7,136	1,760,594
†Aspen Technology, Inc.	8,240	2,056,951
†Bill Holdings, Inc.	29,700	2,515,887
†Blackbaud, Inc.	12,480	922,522
†Commvault Systems, Inc.	13,558	2,046,038
†DocuSign, Inc.	63,196	5,683,848
Dolby Laboratories, Inc. Class A	18,610	1,453,441
†Dropbox, Inc. Class A	69,388	2,084,416
†Dynatrace, Inc.	92,701	5,038,299
†Manhattan Associates, Inc.	19,097	5,160,773
†Qualys, Inc.	11,418	1,601,032
†Teradata Corp.	30,007	934,718
		33,280,655
Specialized REITs–1.57%
CubeSmart	70,150	3,005,927
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
EPR Properties	23,486	$1,039,960
Gaming & Leisure Properties, Inc.	85,507	4,118,017
Lamar Advertising Co. Class A	27,358	3,330,563
National Storage Affiliates Trust	21,672	821,586
PotlatchDeltic Corp.	22,273	874,215
Rayonier, Inc.	41,888	1,093,277
		14,283,545
Specialty Retail–4.75%
†Abercrombie & Fitch Co. Class A	15,851	2,369,249
†AutoNation, Inc.	8,123	1,379,610
†Burlington Stores, Inc.	19,679	5,609,696
†Chewy, Inc. Class A	51,363	1,720,147
Dick's Sporting Goods, Inc.	18,065	4,133,995
†Five Below, Inc.	17,181	1,803,318
†Floor & Decor Holdings, Inc. Class A	33,339	3,323,898
†GameStop Corp. Class A	126,601	3,967,675
Gap, Inc.	68,737	1,624,255
Lithia Motors, Inc.	8,294	2,964,524
Murphy USA, Inc.	5,784	2,902,122
Penske Automotive Group, Inc.	5,799	884,000
†RH	4,634	1,823,896
†Valvoline, Inc.	39,970	1,446,115
Williams-Sonoma, Inc.	39,393	7,294,796
		43,247,296
Technology Hardware, Storage & Peripherals–0.65%
†Pure Storage, Inc. Class A	96,133	5,905,450
		5,905,450
Textiles, Apparel & Luxury Goods–0.99%
†Capri Holdings Ltd.	36,834	775,724
Columbia Sportswear Co.	10,170	853,568
†Crocs, Inc.	18,519	2,028,386
PVH Corp.	17,325	1,832,119
†Skechers USA, Inc. Class A	41,211	2,771,028
†Under Armour, Inc. Class A	99,431	790,108
		9,050,933
Trading Companies & Distributors–1.79%
Applied Industrial Technologies, Inc.	11,998	2,873,161
†Core & Main, Inc. Class A	60,037	3,056,484
GATX Corp.	11,042	1,711,068
MSC Industrial Direct Co., Inc. Class A	14,026	1,047,602
Watsco, Inc.	10,790	5,113,273
WESCO International, Inc.	13,875	2,510,820
		16,312,408
LVIP SSGA Mid-Cap Index Fund-6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.31%
Essential Utilities, Inc.	78,294	$2,843,638
		2,843,638
Total Common Stock (Cost $580,427,662)		906,870,467

MONEY MARKET FUND–0.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	3,138,657	3,138,657
Total Money Market Fund (Cost $3,138,657)		3,138,657

TOTAL INVESTMENTS–99.90% (Cost $583,566,319)	910,009,124
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	886,659
NET ASSETS APPLICABLE TO 69,936,132 SHARES OUTSTANDING–100.00%	$910,895,783
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($684,477,167 / 52,495,932 Shares)	$13.039
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($226,418,616 / 17,440,200 Shares)	$12.983
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$536,070,917
Distributable earnings/(accumulated loss)	374,824,866
TOTAL NET ASSETS	$910,895,783

†Non-income producing.

★Includes $245,751 cash collateral held at broker for futures contracts, $8,873 variation margin due from broker on futures contracts,
$632,129 payable for fund shares redeemed, $50,875 other accrued expenses payable, $285,435 due to manager and affiliates, $25,560 payable for audit fee, $42,803 payable for fund accounting fee and $7,574 Payable for custodian fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
13	E-mini S&P MidCap 400 Index	$4,090,710	$4,204,800	3/21/25	$—	$(114,090)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

LVIP SSGA Mid-Cap Index Fund-7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-8

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$13,884,399
Foreign taxes withheld	(5,163)
13,879,236
EXPENSES:
Management fees	2,498,413
Distribution fees-Service Class	523,823
Shareholder servicing fees	268,348
Index fees	182,075
Accounting and administration expenses	163,208
Professional fees	57,274
Trustees’ fees and expenses	29,313
Reports and statements to shareholders	23,549
Custodian fees	14,570
Consulting fees	9,198
Pricing fees	3,231
Other	29,854
3,802,856
Less:
Management fees waived	(46,267)
Total operating expenses	3,756,589
NET INVESTMENT INCOME	10,122,647
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	76,058,946
Foreign currencies	379
Futures contracts	1,314,600
Net realized gain	77,373,925
Net change in unrealized appreciation (depreciation) of:
Investments	31,323,288
Futures contracts	(174,784)
Net change in unrealized appreciation (depreciation)	31,148,504
NET REALIZED AND UNREALIZED GAIN	108,522,429
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,645,076
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,122,647	$10,325,228
Net realized gain	77,373,925	42,517,129
Net change in unrealized appreciation (depreciation)	31,148,504	77,584,906
Net increase in net assets resulting from operations	118,645,076	130,427,263
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(47,928,657)	(48,420,572)
Service Class	(14,542,521)	(12,006,938)
	(62,471,178)	(60,427,510)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	60,707,706	80,703,872
Service Class	43,624,525	33,598,384
Reinvestment of dividends and distributions:
Standard Class	47,928,657	48,420,572
Service Class	14,542,521	12,006,938
	166,803,409	174,729,766
Cost of shares redeemed:
Standard Class	(189,312,053)	(160,208,512)
Service Class	(29,667,063)	(25,817,337)
	(218,979,116)	(186,025,849)
Decrease in net assets derived from capital share transactions	(52,175,707)	(11,296,083)
NET INCREASE IN NET ASSETS	3,998,191	58,703,670
NET ASSETS:
Beginning of year	906,897,592	848,193,922
End of year	$910,895,783	$906,897,592
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-9

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.282	$11.406	$15.167	$12.763	$12.000
Income (loss) from investment operations:
Net investment income[1]	0.151	0.149	0.154	0.129	0.124
Net realized and unrealized gain (loss)	1.519	1.607	(2.279)	2.952	1.371
Total from investment operations	1.670	1.756	(2.125)	3.081	1.495
Less dividends and distributions from:
Net investment income	(0.164)	(0.163)	(0.173)	(0.165)	(0.178)
Net realized gain	(0.749)	(0.717)	(1.463)	(0.512)	(0.554)
Total dividends and distributions	(0.913)	(0.880)	(1.636)	(0.677)	(0.732)
Net asset value, end of period	$13.039	$12.282	$11.406	$15.167	$12.763
Total return[2]	13.55%	16.05%	(13.40% )	24.37%	13.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$684,477	$719,984	$694,216	$916,248	$876,695
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.36%	0.36%	0.35%	0.35%
Ratio of net investment income to average net assets	1.15%	1.26%	1.19%	0.87%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.14%	1.25%	1.18%	0.87%	1.14%
Portfolio turnover	19%	22%	14%	23%	32%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-10

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.236	$11.371	$15.129	$12.736	$11.982
Income (loss) from investment operations:
Net investment income[1]	0.118	0.119	0.121	0.092	0.097
Net realized and unrealized gain (loss)	1.511	1.598	(2.273)	2.945	1.363
Total from investment operations	1.629	1.717	(2.152)	3.037	1.460
Less dividends and distributions from:
Net investment income	(0.133)	(0.135)	(0.143)	(0.132)	(0.152)
Net realized gain	(0.749)	(0.717)	(1.463)	(0.512)	(0.554)
Total dividends and distributions	(0.882)	(0.852)	(1.606)	(0.644)	(0.706)
Net asset value, end of period	$12.983	$12.236	$11.371	$15.129	$12.736
Total return[2]	13.27%	15.75%	(13.61% )	24.06%	12.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226,419	$186,913	$153,978	$184,667	$131,707
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.61%	0.61%	0.60%	0.60%
Ratio of net investment income to average net assets	0.90%	1.01%	0.94%	0.62%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89%	1.00%	0.93%	0.62%	0.89%
Portfolio turnover	19%	22%	14%	23%	32%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-11

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund-12

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$76,129
Legal	11,560
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,979 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP SSGA Mid-Cap Index Fund-13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$212,705
Distribution fees payable to LFD	49,453
Shareholder servicing fees payable to Lincoln Life	23,277
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$179,500,293
Sales	282,692,939
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$599,377,845
Aggregate unrealized appreciation of investments and derivatives	$343,590,924
Aggregate unrealized depreciation of investments and derivatives	(32,959,647)
Net unrealized appreciation of investments and derivatives	$310,631,277
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund-14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$906,870,467	$—	$—	$906,870,467
Money Market Fund	3,138,657	—	—	3,138,657
Total Investments	$910,009,124	$—	$—	$910,009,124
Derivatives:

Liabilities:
Futures Contract	$(114,090)	$—	$—	$(114,090)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$23,867,637	$11,526,287
Long-term capital gains	38,603,541	48,901,223
Total	$62,471,178	$60,427,510
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$4,379,441
Undistributed long-term capital gains	59,814,150
Other temporary differences	(2)
Net unrealized appreciation	310,631,277
Distributable earnings/(accumulated loss)	$374,824,866
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund-15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	4,609,205	6,972,996
Service Class	3,315,885	2,836,912
Shares reinvested:
Standard Class	3,593,385	4,227,238
Service Class	1,096,235	1,054,853
	12,614,710	15,091,999
Shares redeemed:
Standard Class	(14,329,715)	(13,439,659)
Service Class	(2,247,080)	(2,158,210)
	(16,576,795)	(15,597,869)
Net decrease	(3,962,085)	(505,870)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(114,090)
LVIP SSGA Mid-Cap Index Fund-16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,314,600	$(174,784)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,263,649	$—
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund-17

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Mid-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Mid-Cap Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Mid-Cap Index Fund–18

LVIP SSGA Nasdaq-100 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Aerospace & Defense–0.29%
†Axon Enterprise, Inc.	609	$361,941
		361,941
Automobiles–3.75%
†Tesla, Inc.	11,776	4,755,620
		4,755,620
Beverages–2.13%
Coca-Cola Europacific Partners PLC	3,677	282,430
Keurig Dr. Pepper, Inc.	10,834	347,988
†Monster Beverage Corp.	7,767	408,234
PepsiCo, Inc.	10,958	1,666,273
		2,704,925
Biotechnology–2.88%
Amgen, Inc.	4,293	1,118,927
†Biogen, Inc.	1,164	177,999
Gilead Sciences, Inc.	9,954	919,451
†Regeneron Pharmaceuticals, Inc.	863	614,741
†Vertex Pharmaceuticals, Inc.	2,057	828,354
		3,659,472
Broadline Retail–6.85%
†Amazon.com, Inc.	34,136	7,489,097
†MercadoLibre, Inc.	405	688,678
†PDD Holdings, Inc. ADR	5,335	517,442
		8,695,217
Chemicals–1.26%
Linde PLC	3,803	1,592,202
		1,592,202
Commercial Services & Supplies–0.81%
Cintas Corp.	3,221	588,477
†Copart, Inc.	7,696	441,673
		1,030,150
Communications Equipment–1.48%
Cisco Systems, Inc.	31,810	1,883,152
		1,883,152
Consumer Staples Distribution & Retail–2.56%
Costco Wholesale Corp.	3,539	3,242,679
		3,242,679
Electric Utilities–1.23%
American Electric Power Co., Inc.	4,254	392,346
Constellation Energy Corp.	2,498	558,828
Exelon Corp.	8,025	302,061
Xcel Energy, Inc.	4,586	309,647
		1,562,882
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.15%
CDW Corp.	1,064	$185,179
		185,179
Energy Equipment & Services–0.26%
Baker Hughes Co.	7,903	324,181
		324,181
Entertainment–3.01%
Electronic Arts, Inc.	2,095	306,499
†Netflix, Inc.	3,414	3,042,966
†Take-Two Interactive Software, Inc.	1,403	258,264
†Warner Bros Discovery, Inc.	19,593	207,098
		3,814,827
Financial Services–0.54%
†PayPal Holdings, Inc.	8,007	683,397
		683,397
Food Products–0.74%
Kraft Heinz Co.	9,658	296,597
Mondelez International, Inc. Class A	10,680	637,917
		934,514
Ground Transportation–0.63%
CSX Corp.	15,402	497,023
Old Dominion Freight Line, Inc.	1,705	300,762
		797,785
Health Care Equipment & Supplies–1.80%
†Dexcom, Inc.	3,120	242,642
GE HealthCare Technologies, Inc.	3,649	285,279
†IDEXX Laboratories, Inc.	654	270,390
†Intuitive Surgical, Inc.	2,845	1,484,976
		2,283,287
Hotels, Restaurants & Leisure–2.94%
†Airbnb, Inc. Class A	3,457	454,284
Booking Holdings, Inc.	264	1,311,663
†DoorDash, Inc. Class A	3,107	521,199
Marriott International, Inc. Class A	2,220	619,247
Starbucks Corp.	9,056	826,360
		3,732,753
Industrial Conglomerates–0.92%
Honeywell International, Inc.	5,193	1,173,047
		1,173,047
Interactive Media & Services–8.79%
Alphabet, Inc. Class A	18,968	3,590,642
LVIP SSGA Nasdaq-100 Index Fund-1

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Alphabet, Inc. Class C	17,965	$3,421,255
Meta Platforms, Inc. Class A	7,077	4,143,654
		11,155,551
IT Services–0.35%
Cognizant Technology Solutions Corp. Class A	3,960	304,524
†MongoDB, Inc.	590	137,358
		441,882
Machinery–0.34%
PACCAR, Inc.	4,188	435,636
		435,636
Media–1.54%
†Charter Communications, Inc. Class A	1,136	389,387
Comcast Corp. Class A	30,487	1,144,177
†Trade Desk, Inc. Class A	3,591	422,050
		1,955,614
Oil, Gas & Consumable Fuels–0.30%
Diamondback Energy, Inc.	2,332	382,052
		382,052
Pharmaceuticals–0.24%
AstraZeneca PLC ADR	4,651	304,733
		304,733
Professional Services–1.31%
Automatic Data Processing, Inc.	3,254	952,544
Paychex, Inc.	2,874	402,992
Verisk Analytics, Inc.	1,128	310,685
		1,666,221
Real Estate Management & Development–0.18%
†CoStar Group, Inc.	3,274	234,386
		234,386
Semiconductors & Semiconductor Equipment–22.07%
†Advanced Micro Devices, Inc.	12,961	1,565,559
Analog Devices, Inc.	3,964	842,191
Applied Materials, Inc.	6,584	1,070,756
†ARM Holdings PLC ADR	1,023	126,197
ASML Holding NV	708	490,701
Broadcom, Inc.	25,077	5,813,852
†GLOBALFOUNDRIES, Inc.	4,414	189,405
Intel Corp.	34,447	690,662
KLA Corp.	1,068	672,968
Lam Research Corp.	10,277	742,308
Marvell Technology, Inc.	6,918	764,093
Microchip Technology, Inc.	4,289	245,974
Micron Technology, Inc.	8,898	748,856
NVIDIA Corp.	79,503	10,676,458
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	2,030	$421,936
†ON Semiconductor Corp.	3,401	214,433
QUALCOMM, Inc.	8,873	1,363,070
Texas Instruments, Inc.	7,286	1,366,198
		28,005,617
Software–17.03%
†Adobe, Inc.	3,516	1,563,495
†ANSYS, Inc.	698	235,456
†AppLovin Corp. Class A	2,385	772,334
†Atlassian Corp. Class A	1,290	313,960
†Autodesk, Inc.	1,717	507,494
†Cadence Design Systems, Inc.	2,191	658,308
†Crowdstrike Holdings, Inc. Class A	1,868	639,155
†Datadog, Inc. Class A	2,502	357,511
†Fortinet, Inc.	6,122	578,407
Intuit, Inc.	2,236	1,405,326
Microsoft Corp.	24,136	10,173,324
†MicroStrategy, Inc. Class A	1,462	423,424
†Palantir Technologies, Inc. Class A	17,417	1,317,248
†Palo Alto Networks, Inc.	5,241	953,652
Roper Technologies, Inc.	856	444,992
†Synopsys, Inc.	1,227	595,537
†Workday, Inc. Class A	1,701	438,909
†Zscaler, Inc.	1,225	221,002
		21,599,534
Specialty Retail–0.75%
†O'Reilly Automotive, Inc.	461	546,654
Ross Stores, Inc.	2,650	400,865
		947,519
Technology Hardware, Storage & Peripherals–9.69%
Apple, Inc.	49,071	12,288,360
		12,288,360
Textiles, Apparel & Luxury Goods–0.28%
†Lululemon Athletica, Inc.	940	359,465
		359,465
Trading Companies & Distributors–0.26%
Fastenal Co.	4,576	329,060
		329,060
Wireless Telecommunication Services–1.61%
T-Mobile U.S., Inc.	9,269	2,045,946
		2,045,946
Total Common Stock (Cost $79,680,480)		125,568,786

LVIP SSGA Nasdaq-100 Index Fund-2

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	1,049,667	$1,049,667
Total Money Market Fund (Cost $1,049,667)		1,049,667

TOTAL INVESTMENTS–99.80% (Cost $80,730,147)	$126,618,453
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	252,483
NET ASSETS APPLICABLE TO 8,597,577 SHARES OUTSTANDING–100.00%	$126,870,936
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND STANDARD CLASS ($85,730,989 / 5,805,550 Shares)	$14.767
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND SERVICE CLASS ($41,139,947 / 2,792,027 Shares)	$14.735
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$79,551,162
Distributable earnings/(accumulated loss)	47,319,774
TOTAL NET ASSETS	$126,870,936

†Non-income producing.

★Includes $68,244 cash collateral held at broker for futures contracts, $21,075 payable for fund shares redeemed, $5,829 other accrued expenses payable, $47,255 due to manager and affiliates, $11,088 variation margin due to broker on futures contracts, $22,140 payable for audit fee, $15,807 payable for fund accounting fee and $12,163 Payable for licensing fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
3	E-mini NASDAQ 100 Index	$1,273,590	$1,325,421	3/21/25	$—	$(51,831)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-3

LVIP SSGA Nasdaq-100 Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$1,055,256
Foreign taxes withheld	(2,063)
1,053,193
EXPENSES:
Management fees	355,712
Distribution fees-Service Class	87,978
Index fees	48,608
Accounting and administration expenses	39,761
Professional fees	38,253
Shareholder servicing fees	35,571
Reports and statements to shareholders	5,093
Custodian fees	4,599
Consulting fees	4,160
Trustees’ fees and expenses	3,879
Pricing fees	845
Other	6,164
630,623
Plus:
Recoupment of prior expenses reduced by the Advisor	8,800
Total operating expenses	639,423
NET INVESTMENT INCOME	413,770
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	5,724,475
Futures contracts	307,572
Net realized gain	6,032,047
Net change in unrealized appreciation (depreciation) of:
Investments	21,294,777
Futures contracts	(112,777)
Net change in unrealized appreciation (depreciation)	21,182,000
NET REALIZED AND UNREALIZED GAIN	27,214,047
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,627,817
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Nasdaq-100 Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$413,770	$548,182
Net realized gain	6,032,047	2,155,285
Net change in unrealized appreciation (depreciation)	21,182,000	40,522,708
Net increase in net assets resulting from operations	27,627,817	43,226,175
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(877,341)	(367,761)
Service Class	(319,531)	(85,423)
	(1,196,872)	(453,184)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,241,234	4,799,048
Service Class	15,051,710	25,508,881
Reinvestment of dividends and distributions:
Standard Class	877,341	367,761
Service Class	319,531	85,423
	23,489,816	30,761,113
Cost of shares redeemed:
Standard Class	(27,390,916)	(28,838,656)
Service Class	(14,047,266)	(7,054,953)
	(41,438,182)	(35,893,609)
Decrease in net assets derived from capital share transactions	(17,948,366)	(5,132,496)
NET INCREASE IN NET ASSETS	8,482,579	37,640,495
NET ASSETS:
Beginning of year	118,388,357	80,747,862
End of year	$126,870,936	$118,388,357
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-4

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Standard Class
	Year Ended			2/18/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.910	$7.742	$11.766	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.055	0.058	0.040	0.020
Net realized and unrealized gain (loss)	2.953	4.161	(3.881)	1.916
Total from investment operations	3.008	4.219	(3.841)	1.936
Less dividends and distributions from:
Net investment income	(0.071)	(0.051)	(0.039)	(0.020)
Net realized gain	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	(0.151)	(0.051)	(0.183)	(0.170)
Net asset value, end of period	$14.767	$11.910	$7.742	$11.766
Total return[3]	25.24%	54.50%	(32.72% )	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,731	$86,071	$74,220	$106,553
Ratio of expenses to average net assets	0.45% [4]	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.44%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	0.41% [4]	0.58%	0.44%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.42%	0.57%	0.43%	0.20%
Portfolio turnover	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-5

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Service Class
	Year Ended			2/18/21[1] to 12/31/21
	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.888	$7.735	$11.752	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.022	0.034	0.017	(0.004)
Net realized and unrealized gain (loss)	2.944	4.151	(3.874)	1.916
Total from investment operations	2.966	4.185	(3.857)	1.912
Less dividends and distributions from:
Net investment income	(0.039)	(0.032)	(0.016)	(0.010)
Net realized gain	(0.080)	—	(0.144)	(0.150)
Total dividends and distributions	(0.119)	(0.032)	(0.160)	(0.160)
Net asset value, end of period	$14.735	$11.888	$7.735	$11.752
Total return[3]	24.94%	54.11%	(32.89% )	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,140	$32,318	$6,528	$9,470
Ratio of expenses to average net assets	0.70% [4]	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.69%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.16% [4]	0.33%	0.19%	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.17%	0.32%	0.18%	(0.05% )
Portfolio turnover	10%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2024, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-6

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Nasdaq-100 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA Nasdaq-100 Index Fund-7

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.45% of the Fund’s average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has recouped $8,800 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$6,918	$5,723	$12,641
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$10,054
Legal	1,527
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $163 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Nasdaq-100 Index Fund-8

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$35,304
Distribution fees payable to LFD	8,773
Shareholder servicing fees payable to Lincoln Life	3,178
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$12,309,430
Sales	30,935,067
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$84,200,999
Aggregate unrealized appreciation of investments and derivatives	$46,097,388
Aggregate unrealized depreciation of investments and derivatives	(3,679,934)
Net unrealized appreciation of investments and derivatives	$42,417,454
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Nasdaq-100 Index Fund-9

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$125,568,786	$—	$—	$125,568,786
Money Market Fund	1,049,667	—	—	1,049,667
Total Investments	$126,618,453	$—	$—	$126,618,453
Derivatives:

Liabilities:
Futures Contract	$(51,831)	$—	$—	$(51,831)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended	Year Ended
	12/31/24	12/31/23
Ordinary income	$975,418	$453,184
Long-term capital gains	221,454	—
Total	$1,196,872	$453,184
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$4,902,317
Other temporary differences	3
Net unrealized appreciation	42,417,454
Distributable earnings/(accumulated loss)	$47,319,774
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $242,658 of capital loss carryforwards.
LVIP SSGA Nasdaq-100 Index Fund-10

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	525,140	470,482
Service Class	1,118,865	2,545,154
Shares reinvested:
Standard Class	58,861	31,397
Service Class	21,510	7,307
	1,724,376	3,054,340
Shares redeemed:
Standard Class	(2,005,294)	(2,861,929)
Service Class	(1,066,848)	(677,991)
	(3,072,142)	(3,539,920)
Net decrease	(1,347,766)	(485,580)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(51,831)
LVIP SSGA Nasdaq-100 Index Fund-11

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$307,572	$(112,777)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,457,991	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Nasdaq-100 Index Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Nasdaq-100 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from February 18, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 18, 2021 (commencement of operations) through December 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Nasdaq-100 Index Fund–13

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA S&P 500 Index Fund

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.53%
Aerospace & Defense–1.84%
†Axon Enterprise, Inc.	16,100	$9,568,552
†Boeing Co.	166,489	29,468,553
General Dynamics Corp.	57,980	15,277,150
General Electric Co.	240,247	40,070,797
Howmet Aerospace, Inc.	87,960	9,620,185
Huntington Ingalls Industries, Inc.	8,500	1,606,245
L3Harris Technologies, Inc.	43,006	9,043,302
Lockheed Martin Corp.	47,202	22,937,340
Northrop Grumman Corp.	30,633	14,375,761
RTX Corp.	297,271	34,400,200
Textron, Inc.	42,722	3,267,806
TransDigm Group, Inc.	12,500	15,841,000
		205,476,891
Air Freight & Logistics–0.37%
CH Robinson Worldwide, Inc.	27,227	2,813,094
Expeditors International of Washington, Inc.	31,876	3,530,905
FedEx Corp.	50,603	14,236,142
United Parcel Service, Inc. Class B	163,624	20,632,986
		41,213,127
Automobile Components–0.04%
†Aptiv PLC	50,324	3,043,596
BorgWarner, Inc.	51,098	1,624,405
		4,668,001
Automobiles–2.44%
Ford Motor Co.	866,602	8,579,360
General Motors Co.	242,606	12,923,621
†Tesla, Inc.	621,500	250,986,560
		272,489,541
Banks–3.36%
Bank of America Corp.	1,483,501	65,199,869
Citigroup, Inc.	419,362	29,518,891
Citizens Financial Group, Inc.	101,800	4,454,768
Fifth Third Bancorp	150,567	6,365,973
Huntington Bancshares, Inc.	319,720	5,201,844
JPMorgan Chase & Co.	626,260	150,120,785
KeyCorp	212,794	3,647,289
M&T Bank Corp.	36,924	6,942,081
PNC Financial Services Group, Inc.	87,746	16,921,816
Regions Financial Corp.	205,314	4,828,985
Truist Financial Corp.	292,942	12,707,824
U.S. Bancorp	348,256	16,657,085
Wells Fargo & Co.	739,582	51,948,240
		374,515,450
Beverages–1.14%
Brown-Forman Corp. Class B	38,550	1,464,129
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Coca-Cola Co.	861,297	$53,624,351
Constellation Brands, Inc. Class A	35,035	7,742,735
Keurig Dr. Pepper, Inc.	239,700	7,699,164
Molson Coors Beverage Co. Class B	39,717	2,276,578
†Monster Beverage Corp.	156,402	8,220,489
PepsiCo, Inc.	304,675	46,328,881
		127,356,327
Biotechnology–1.59%
AbbVie, Inc.	393,849	69,986,967
Amgen, Inc.	120,057	31,291,657
†Biogen, Inc.	33,449	5,115,021
Gilead Sciences, Inc.	278,349	25,711,097
†Incyte Corp.	35,000	2,417,450
†Moderna, Inc.	76,700	3,189,186
†Regeneron Pharmaceuticals, Inc.	23,662	16,855,152
†Vertex Pharmaceuticals, Inc.	57,700	23,235,790
		177,802,320
Broadline Retail–4.16%
†Amazon.com, Inc.	2,082,860	456,958,655
eBay, Inc.	108,944	6,749,081
		463,707,736
Building Products–0.53%
A.O. Smith Corp.	26,500	1,807,565
Allegion PLC	19,225	2,512,323
†Builders FirstSource, Inc.	25,500	3,644,715
Carrier Global Corp.	187,061	12,768,784
Johnson Controls International PLC	148,689	11,736,023
Lennox International, Inc.	7,000	4,265,100
Masco Corp.	50,421	3,659,052
Trane Technologies PLC	50,375	18,606,006
		58,999,568
Capital Markets–3.14%
Ameriprise Financial, Inc.	21,882	11,650,633
Bank of New York Mellon Corp.	160,403	12,323,763
Blackrock, Inc.	32,291	33,101,827
Blackstone, Inc.	161,100	27,776,862
Cboe Global Markets, Inc.	22,900	4,474,660
Charles Schwab Corp.	334,025	24,721,190
CME Group, Inc.	80,353	18,660,377
FactSet Research Systems, Inc.	8,300	3,986,324
Franklin Resources, Inc.	67,456	1,368,682
Goldman Sachs Group, Inc.	69,686	39,903,597
Intercontinental Exchange, Inc.	127,130	18,943,641
Invesco Ltd.	107,539	1,879,782
LVIP SSGA S&P 500 Index Fund-1

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
KKR & Co., Inc.	151,100	$22,349,201
MarketAxess Holdings, Inc.	8,800	1,989,152
Moody's Corp.	34,442	16,303,810
Morgan Stanley	275,288	34,609,207
MSCI, Inc.	17,500	10,500,175
Nasdaq, Inc.	91,331	7,060,800
Northern Trust Corp.	45,484	4,662,110
Raymond James Financial, Inc.	40,050	6,220,967
S&P Global, Inc.	70,437	35,079,739
State Street Corp.	64,090	6,290,434
T. Rowe Price Group, Inc.	50,635	5,726,312
		349,583,245
Chemicals–1.26%
Air Products & Chemicals, Inc.	49,499	14,356,690
Albemarle Corp.	25,300	2,177,824
Celanese Corp.	22,100	1,529,541
CF Industries Holdings, Inc.	40,990	3,497,267
Corteva, Inc.	153,427	8,739,202
Dow, Inc.	159,927	6,417,870
DuPont de Nemours, Inc.	91,849	7,003,486
Eastman Chemical Co.	26,527	2,422,446
Ecolab, Inc.	56,857	13,322,732
FMC Corp.	29,201	1,419,461
International Flavors & Fragrances, Inc.	59,104	4,997,243
Linde PLC	105,780	44,286,912
LyondellBasell Industries NV Class A	60,080	4,462,142
Mosaic Co.	72,847	1,790,579
PPG Industries, Inc.	51,456	6,146,419
Sherwin-Williams Co.	51,848	17,624,691
		140,194,505
Commercial Services & Supplies–0.54%
Cintas Corp.	76,932	14,055,476
†Copart, Inc.	194,700	11,173,833
Republic Services, Inc.	46,237	9,301,960
Rollins, Inc.	63,625	2,949,019
Veralto Corp.	55,867	5,690,054
Waste Management, Inc.	82,071	16,561,107
		59,731,449
Communications Equipment–0.91%
†Arista Networks, Inc.	231,200	25,554,536
Cisco Systems, Inc.	885,424	52,417,101
†F5, Inc.	13,296	3,343,545
Juniper Networks, Inc.	73,604	2,756,470
Motorola Solutions, Inc.	37,202	17,195,880
		101,267,532
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.09%
Quanta Services, Inc.	32,787	$10,362,331
		10,362,331
Construction Materials–0.13%
Martin Marietta Materials, Inc.	13,600	7,024,400
Vulcan Materials Co.	29,263	7,527,322
		14,551,722
Consumer Finance–0.60%
American Express Co.	123,550	36,668,404
Capital One Financial Corp.	85,630	15,269,542
Discover Financial Services	56,911	9,858,693
Synchrony Financial	84,968	5,522,920
		67,319,559
Consumer Staples Distribution & Retail–1.95%
Costco Wholesale Corp.	98,548	90,296,576
Dollar General Corp.	50,829	3,853,855
†Dollar Tree, Inc.	47,383	3,550,882
Kroger Co.	147,246	9,004,093
Sysco Corp.	109,818	8,396,684
Target Corp.	103,138	13,942,195
Walgreens Boots Alliance, Inc.	172,762	1,611,869
Walmart, Inc.	965,085	87,195,430
		217,851,584
Containers & Packaging–0.22%
Amcor PLC	322,008	3,030,095
Avery Dennison Corp.	18,843	3,526,091
Ball Corp.	69,456	3,829,109
International Paper Co.	75,001	4,036,554
Packaging Corp. of America	19,600	4,412,548
Smurfit WestRock PLC	108,318	5,834,007
		24,668,404
Distributors–0.08%
Genuine Parts Co.	30,341	3,542,615
LKQ Corp.	61,700	2,267,475
Pool Corp.	9,000	3,068,460
		8,878,550
Diversified Telecommunication Services–0.67%
AT&T, Inc.	1,605,140	36,549,038
Verizon Communications, Inc.	940,758	37,620,912
		74,169,950
Electric Utilities–1.50%
Alliant Energy Corp.	57,600	3,406,464
American Electric Power Co., Inc.	119,478	11,019,456
Constellation Energy Corp.	70,218	15,708,469
Duke Energy Corp.	173,748	18,719,610
LVIP SSGA S&P 500 Index Fund-2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Edison International	85,204	$6,802,687
Entergy Corp.	96,744	7,335,130
Evergy, Inc.	51,999	3,200,538
Eversource Energy	79,974	4,592,907
Exelon Corp.	221,556	8,339,368
FirstEnergy Corp.	115,906	4,610,741
NextEra Energy, Inc.	458,932	32,900,835
NRG Energy, Inc.	47,055	4,245,302
PG&E Corp.	483,700	9,761,066
Pinnacle West Capital Corp.	24,883	2,109,332
PPL Corp.	165,998	5,388,295
Southern Co.	246,126	20,261,092
Xcel Energy, Inc.	126,577	8,546,479
		166,947,771
Electrical Equipment–0.80%
AMETEK, Inc.	52,200	9,409,572
Eaton Corp. PLC	87,617	29,077,454
Emerson Electric Co.	127,730	15,829,579
GE Vernova, Inc.	61,361	20,183,474
†Generac Holdings, Inc.	13,300	2,062,165
Hubbell, Inc.	12,200	5,110,458
Rockwell Automation, Inc.	25,590	7,313,366
		88,986,068
Electronic Equipment, Instruments & Components–0.58%
Amphenol Corp. Class A	268,928	18,677,049
CDW Corp.	29,400	5,116,776
Corning, Inc.	175,060	8,318,851
Jabil, Inc.	24,600	3,539,940
†Keysight Technologies, Inc.	37,900	6,087,877
TE Connectivity PLC	67,511	9,652,048
†Teledyne Technologies, Inc.	10,597	4,918,386
†Trimble, Inc.	56,300	3,978,158
†Zebra Technologies Corp. Class A	11,900	4,596,018
		64,885,103
Energy Equipment & Services–0.24%
Baker Hughes Co.	220,497	9,044,787
Halliburton Co.	199,437	5,422,692
Schlumberger NV	316,373	12,129,741
		26,597,220
Entertainment–1.38%
Electronic Arts, Inc.	53,579	7,838,608
†Live Nation Entertainment, Inc.	32,700	4,234,650
†Netflix, Inc.	95,000	84,675,400
†Take-Two Interactive Software, Inc.	36,500	6,718,920
Walt Disney Co.	402,135	44,777,732
†Warner Bros Discovery, Inc.	500,613	5,291,479
		153,536,789
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–4.38%
Apollo Global Management, Inc.	98,800	$16,317,808
†Berkshire Hathaway, Inc. Class B	407,769	184,833,532
†Corpay, Inc.	15,700	5,313,194
Fidelity National Information Services, Inc.	122,189	9,869,206
†Fiserv, Inc.	126,124	25,908,392
Global Payments, Inc.	57,645	6,459,699
Jack Henry & Associates, Inc.	16,100	2,822,330
Mastercard, Inc. Class A	182,220	95,951,586
†PayPal Holdings, Inc.	221,844	18,934,385
Visa, Inc. Class A	384,328	121,463,021
		487,873,153
Food Products–0.63%
Archer-Daniels-Midland Co.	106,423	5,376,490
Bunge Global SA	32,900	2,558,304
Campbell's Co.	46,050	1,928,574
Conagra Brands, Inc.	104,552	2,901,318
General Mills, Inc.	124,512	7,940,130
Hershey Co.	33,630	5,695,240
Hormel Foods Corp.	68,272	2,141,693
J.M. Smucker Co.	23,847	2,626,032
Kellanova	58,777	4,759,174
Kraft Heinz Co.	199,624	6,130,453
Lamb Weston Holdings, Inc.	33,600	2,245,488
McCormick & Co., Inc.	58,438	4,455,313
Mondelez International, Inc. Class A	300,808	17,967,262
Tyson Foods, Inc. Class A	66,550	3,822,632
		70,548,103
Gas Utilities–0.04%
Atmos Energy Corp.	34,900	4,860,523
		4,860,523
Ground Transportation–0.85%
CSX Corp.	425,812	13,740,953
JB Hunt Transport Services, Inc.	17,500	2,986,550
Norfolk Southern Corp.	51,132	12,000,681
Old Dominion Freight Line, Inc.	41,200	7,267,680
†Uber Technologies, Inc.	470,200	28,362,464
Union Pacific Corp.	134,502	30,671,836
		95,030,164
Health Care Equipment & Supplies–2.25%
Abbott Laboratories	385,180	43,567,710
†Align Technology, Inc.	15,800	3,294,458
Baxter International, Inc.	113,522	3,310,301
Becton Dickinson & Co.	64,413	14,613,377
†Boston Scientific Corp.	327,587	29,260,071
LVIP SSGA S&P 500 Index Fund-3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Cooper Cos., Inc.	43,600	$4,008,148
†Dexcom, Inc.	89,000	6,921,530
†Edwards Lifesciences Corp.	132,948	9,842,140
GE HealthCare Technologies, Inc.	103,349	8,079,825
†Hologic, Inc.	54,100	3,900,069
†IDEXX Laboratories, Inc.	18,700	7,731,328
†Insulet Corp.	15,300	3,994,371
†Intuitive Surgical, Inc.	79,407	41,447,278
Medtronic PLC	285,096	22,773,468
ResMed, Inc.	33,300	7,615,377
†Solventum Corp.	32,370	2,138,362
STERIS PLC	22,300	4,583,988
Stryker Corp.	76,712	27,620,156
Teleflex, Inc.	10,800	1,922,184
Zimmer Biomet Holdings, Inc.	43,290	4,572,723
		251,196,864
Health Care Providers & Services–2.03%
Cardinal Health, Inc.	54,961	6,500,238
Cencora, Inc.	38,178	8,577,833
†Centene Corp.	110,574	6,698,573
Cigna Group	61,502	16,983,162
CVS Health Corp.	279,042	12,526,195
†DaVita, Inc.	11,128	1,664,192
Elevance Health, Inc.	51,488	18,993,923
HCA Healthcare, Inc.	40,200	12,066,030
†Henry Schein, Inc.	27,800	1,923,760
Humana, Inc.	26,632	6,756,805
Labcorp Holdings, Inc.	18,747	4,299,062
McKesson Corp.	28,094	16,011,052
†Molina Healthcare, Inc.	13,100	3,812,755
Quest Diagnostics, Inc.	25,311	3,818,417
UnitedHealth Group, Inc.	204,646	103,522,226
Universal Health Services, Inc. Class B	13,300	2,386,286
		226,540,509
Health Care REITs–0.25%
Alexandria Real Estate Equities, Inc.	33,900	3,306,945
Healthpeak Properties, Inc.	137,323	2,783,537
Ventas, Inc.	94,695	5,576,589
Welltower, Inc.	130,101	16,396,629
		28,063,700
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	158,751	2,781,318
		2,781,318
Hotels, Restaurants & Leisure–1.94%
†Airbnb, Inc. Class A	97,400	12,799,334
Booking Holdings, Inc.	7,375	36,642,097
†Caesars Entertainment, Inc.	53,000	1,771,260
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Carnival Corp.	222,291	$5,539,492
†Chipotle Mexican Grill, Inc.	305,700	18,433,710
Darden Restaurants, Inc.	25,430	4,747,527
Domino's Pizza, Inc.	8,100	3,400,056
†Expedia Group, Inc.	27,349	5,095,939
Hilton Worldwide Holdings, Inc.	53,800	13,297,208
Las Vegas Sands Corp.	75,300	3,867,408
Marriott International, Inc. Class A	50,927	14,205,577
McDonald's Corp.	159,118	46,126,717
†MGM Resorts International	55,600	1,926,540
†Norwegian Cruise Line Holdings Ltd.	100,100	2,575,573
Royal Caribbean Cruises Ltd.	52,700	12,157,363
Starbucks Corp.	252,006	22,995,548
Wynn Resorts Ltd.	21,950	1,891,212
Yum! Brands, Inc.	62,324	8,361,388
		215,833,949
Household Durables–0.32%
Dr. Horton, Inc.	65,174	9,112,629
Garmin Ltd.	33,924	6,997,164
Lennar Corp. Class A	53,643	7,315,296
†Mohawk Industries, Inc.	12,200	1,453,386
†NVR, Inc.	680	5,561,652
PulteGroup, Inc.	46,141	5,024,755
		35,464,882
Household Products–1.12%
Church & Dwight Co., Inc.	55,300	5,790,463
Clorox Co.	27,685	4,496,321
Colgate-Palmolive Co.	183,852	16,713,986
Kimberly-Clark Corp.	74,731	9,792,750
Procter & Gamble Co.	525,131	88,038,212
		124,831,732
Independent Power and Renewable Electricity Producers–0.11%
AES Corp.	151,515	1,949,998
Vistra Corp.	74,500	10,271,315
		12,221,313
Industrial Conglomerates–0.43%
3M Co.	120,383	15,540,242
Honeywell International, Inc.	145,472	32,860,670
		48,400,912
Industrial REITs–0.19%
Prologis, Inc.	205,822	21,755,385
		21,755,385
Insurance–2.06%
Aflac, Inc.	113,022	11,690,996
Allstate Corp.	58,772	11,330,654
LVIP SSGA S&P 500 Index Fund-4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American International Group, Inc.	137,244	$9,991,363
Aon PLC Class A	48,454	17,402,739
Arch Capital Group Ltd.	83,000	7,665,050
Arthur J Gallagher & Co.	55,600	15,782,060
Assurant, Inc.	11,616	2,476,764
Brown & Brown, Inc.	52,200	5,325,444
Chubb Ltd.	83,546	23,083,760
Cincinnati Financial Corp.	34,375	4,939,687
Erie Indemnity Co. Class A	5,400	2,226,042
Everest Group Ltd.	9,900	3,588,354
Globe Life, Inc.	19,779	2,205,754
Hartford Financial Services Group, Inc.	64,889	7,098,857
Loews Corp.	38,908	3,295,118
Marsh & McLennan Cos., Inc.	109,369	23,231,069
MetLife, Inc.	131,715	10,784,824
Principal Financial Group, Inc.	48,333	3,741,458
Progressive Corp.	131,118	31,417,184
Prudential Financial, Inc.	79,225	9,390,539
Travelers Cos., Inc.	51,106	12,310,924
W.R. Berkley Corp.	65,650	3,841,838
Willis Towers Watson PLC	22,401	7,016,889
		229,837,367
Interactive Media & Services–6.58%
Alphabet, Inc. Class A	1,300,200	246,127,860
Alphabet, Inc. Class C	1,058,960	201,668,342
†Match Group, Inc.	62,100	2,031,291
Meta Platforms, Inc. Class A	485,100	284,030,901
		733,858,394
IT Services–1.15%
Accenture PLC Class A	138,767	48,816,843
†Akamai Technologies, Inc.	35,303	3,376,732
Cognizant Technology Solutions Corp. Class A	109,916	8,452,540
†EPAM Systems, Inc.	13,400	3,133,188
†Gartner, Inc.	17,100	8,284,437
†GoDaddy, Inc. Class A	31,900	6,296,103
International Business Machines Corp.	206,363	45,364,778
†VeriSign, Inc.	19,387	4,012,334
		127,736,955
Leisure Products–0.02%
Hasbro, Inc.	30,584	1,709,951
		1,709,951
Life Sciences Tools & Services–1.05%
Agilent Technologies, Inc.	64,337	8,643,033
Bio-Techne Corp.	34,600	2,492,238
†Charles River Laboratories International, Inc.	12,200	2,252,120
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Danaher Corp.	143,601	$32,963,609
†IQVIA Holdings, Inc.	38,700	7,604,937
†Mettler-Toledo International, Inc.	4,700	5,751,296
Revvity, Inc.	27,475	3,066,485
Thermo Fisher Scientific, Inc.	84,953	44,195,099
†Waters Corp.	13,316	4,939,970
West Pharmaceutical Services, Inc.	16,600	5,437,496
		117,346,283
Machinery–1.59%
Caterpillar, Inc.	107,181	38,880,980
Cummins, Inc.	30,457	10,617,310
Deere & Co.	57,000	24,150,900
Dover Corp.	31,251	5,862,688
Fortive Corp.	77,071	5,780,325
IDEX Corp.	17,600	3,683,504
Illinois Tool Works, Inc.	59,419	15,066,282
Ingersoll Rand, Inc.	89,481	8,094,451
Nordson Corp.	12,300	2,573,652
Otis Worldwide Corp.	89,480	8,286,743
PACCAR, Inc.	116,732	12,142,463
Parker-Hannifin Corp.	28,682	18,242,612
Pentair PLC	37,294	3,753,268
Snap-on, Inc.	11,575	3,929,481
Stanley Black & Decker, Inc.	34,140	2,741,101
Westinghouse Air Brake Technologies Corp.	38,509	7,300,921
Xylem, Inc.	55,073	6,389,569
		177,496,250
Media–0.48%
†Charter Communications, Inc. Class A	21,500	7,369,555
Comcast Corp. Class A	846,844	31,782,055
Fox Corp. Class A	84,885	4,029,238
Interpublic Group of Cos., Inc.	88,680	2,484,813
News Corp. Class A	108,190	3,051,225
Omnicom Group, Inc.	45,197	3,888,750
Paramount Global Class B	115,900	1,212,314
		53,817,950
Metals & Mining–0.28%
Freeport-McMoRan, Inc.	319,461	12,165,075
Newmont Corp.	257,532	9,585,341
Nucor Corp.	52,543	6,132,293
Steel Dynamics, Inc.	30,600	3,490,542
		31,373,251
Multi-Utilities–0.62%
Ameren Corp.	58,701	5,232,607
CenterPoint Energy, Inc.	148,135	4,700,323
LVIP SSGA S&P 500 Index Fund-5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CMS Energy Corp.	67,838	$4,521,403
Consolidated Edison, Inc.	78,412	6,996,703
Dominion Energy, Inc.	190,052	10,236,201
DTE Energy Co.	45,592	5,505,234
NiSource, Inc.	92,695	3,407,468
Public Service Enterprise Group, Inc.	110,589	9,343,665
Sempra	140,976	12,366,415
WEC Energy Group, Inc.	71,358	6,710,506
		69,020,525
Office REITs–0.02%
BXP, Inc.	33,712	2,506,824
		2,506,824
Oil, Gas & Consumable Fuels–2.91%
APA Corp.	76,326	1,762,367
Chevron Corp.	371,316	53,781,410
ConocoPhillips	286,767	28,438,683
Coterra Energy, Inc.	168,096	4,293,172
Devon Energy Corp.	144,214	4,720,124
Diamondback Energy, Inc.	40,300	6,602,349
EOG Resources, Inc.	126,802	15,543,389
EQT Corp.	136,700	6,303,237
Exxon Mobil Corp.	977,394	105,138,273
Hess Corp.	62,420	8,302,484
Kinder Morgan, Inc.	429,481	11,767,779
Marathon Petroleum Corp.	70,730	9,866,835
Occidental Petroleum Corp.	151,438	7,482,552
ONEOK, Inc.	130,977	13,150,091
Phillips 66	90,971	10,364,326
Targa Resources Corp.	48,900	8,728,650
Texas Pacific Land Corp.	4,200	4,645,032
Valero Energy Corp.	71,745	8,795,220
Williams Cos., Inc.	273,418	14,797,382
		324,483,355
Passenger Airlines–0.18%
Delta Air Lines, Inc.	142,200	8,603,100
Southwest Airlines Co.	130,981	4,403,581
†United Airlines Holdings, Inc.	72,000	6,991,200
		19,997,881
Personal Care Products–0.12%
Estee Lauder Cos., Inc. Class A	53,667	4,023,952
Kenvue, Inc.	432,171	9,226,851
		13,250,803
Pharmaceuticals–3.12%
Bristol-Myers Squibb Co.	450,866	25,500,981
Eli Lilly & Co.	175,228	135,276,016
Johnson & Johnson	536,852	77,639,536
Merck & Co., Inc.	564,981	56,204,310
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,265,848	$33,582,947
Viatris, Inc.	278,751	3,470,450
Zoetis, Inc.	99,821	16,263,836
		347,938,076
Professional Services–0.64%
Automatic Data Processing, Inc.	90,668	26,541,244
Broadridge Financial Solutions, Inc.	26,700	6,036,603
†Dayforce, Inc.	34,100	2,477,024
Equifax, Inc.	28,018	7,140,387
Jacobs Solutions, Inc.	27,834	3,719,179
Leidos Holdings, Inc.	30,600	4,408,236
Paychex, Inc.	72,476	10,162,585
Paycom Software, Inc.	11,400	2,336,658
Verisk Analytics, Inc.	31,600	8,703,588
		71,525,504
Real Estate Management & Development–0.14%
†CBRE Group, Inc. Class A	66,776	8,767,021
†CoStar Group, Inc.	92,600	6,629,234
		15,396,255
Residential REITs–0.28%
AvalonBay Communities, Inc.	32,148	7,071,595
Camden Property Trust	23,500	2,726,940
Equity Residential	77,742	5,578,766
Essex Property Trust, Inc.	14,900	4,253,056
Invitation Homes, Inc.	129,700	4,146,509
Mid-America Apartment Communities, Inc.	26,600	4,111,562
UDR, Inc.	69,400	3,012,654
		30,901,082
Retail REITs–0.27%
Federal Realty Investment Trust	16,200	1,813,590
Kimco Realty Corp.	153,145	3,588,187
Realty Income Corp.	193,700	10,345,517
Regency Centers Corp.	36,900	2,728,017
Simon Property Group, Inc.	68,648	11,821,872
		30,297,183
Semiconductors & Semiconductor Equipment–11.42%
†Advanced Micro Devices, Inc.	362,683	43,808,480
Analog Devices, Inc.	110,923	23,566,701
Applied Materials, Inc.	182,853	29,737,383
Broadcom, Inc.	1,038,850	240,846,984
†Enphase Energy, Inc.	31,800	2,184,024
†First Solar, Inc.	24,700	4,353,128
Intel Corp.	960,228	19,252,571
KLA Corp.	30,021	18,916,833
Lam Research Corp.	285,000	20,585,550
Microchip Technology, Inc.	118,806	6,813,524
LVIP SSGA S&P 500 Index Fund-6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	247,959	$20,868,229
Monolithic Power Systems, Inc.	11,000	6,508,700
NVIDIA Corp.	5,465,000	733,894,850
NXP Semiconductors NV	57,200	11,889,020
†ON Semiconductor Corp.	94,600	5,964,530
QUALCOMM, Inc.	246,624	37,886,379
Skyworks Solutions, Inc.	37,100	3,290,028
Teradyne, Inc.	35,500	4,470,160
Texas Instruments, Inc.	202,524	37,975,275
		1,272,812,349
Software–10.37%
†Adobe, Inc.	97,700	43,445,236
†ANSYS, Inc.	19,800	6,679,134
†Autodesk, Inc.	48,503	14,336,032
†Cadence Design Systems, Inc.	61,100	18,358,106
†Crowdstrike Holdings, Inc. Class A	51,400	17,587,024
†Fair Isaac Corp.	5,500	10,950,115
†Fortinet, Inc.	143,500	13,557,880
Gen Digital, Inc.	117,925	3,228,786
Intuit, Inc.	62,540	39,306,390
Microsoft Corp.	1,656,388	698,167,542
Oracle Corp.	356,378	59,386,830
†Palantir Technologies, Inc. Class A	452,600	34,230,138
†Palo Alto Networks, Inc.	144,000	26,202,240
†PTC, Inc.	26,200	4,817,394
Roper Technologies, Inc.	23,864	12,405,700
Salesforce, Inc.	212,536	71,057,161
†ServiceNow, Inc.	45,800	48,553,496
†Synopsys, Inc.	34,000	16,502,240
†Tyler Technologies, Inc.	9,600	5,535,744
†Workday, Inc. Class A	47,000	12,127,410
		1,156,434,598
Specialized REITs–0.91%
American Tower Corp.	103,403	18,965,144
Crown Castle, Inc.	96,465	8,755,164
Digital Realty Trust, Inc.	69,000	12,235,770
Equinix, Inc.	21,242	20,028,869
Extra Space Storage, Inc.	48,500	7,255,600
Iron Mountain, Inc.	66,100	6,947,771
Public Storage	34,751	10,405,840
SBA Communications Corp.	24,800	5,054,240
VICI Properties, Inc.	240,000	7,010,400
Weyerhaeuser Co.	165,407	4,656,207
		101,315,005
Specialty Retail–1.83%
†AutoZone, Inc.	3,727	11,933,854
Best Buy Co., Inc.	44,877	3,850,447
†CarMax, Inc.	35,509	2,903,216
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot, Inc.	221,185	$86,038,753
Lowe's Cos., Inc.	125,897	31,071,379
†O'Reilly Automotive, Inc.	12,757	15,127,251
Ross Stores, Inc.	74,726	11,303,802
TJX Cos., Inc.	252,392	30,491,477
Tractor Supply Co.	119,000	6,314,140
†Ulta Beauty, Inc.	10,800	4,697,244
		203,731,563
Technology Hardware, Storage & Peripherals–7.90%
Apple, Inc.	3,367,256	843,228,248
Dell Technologies, Inc. Class C	64,200	7,398,408
Hewlett Packard Enterprise Co.	286,676	6,120,533
HP, Inc.	211,176	6,890,673
NetApp, Inc.	44,943	5,216,983
Seagate Technology Holdings PLC	44,572	3,847,009
†Super Micro Computer, Inc.	114,000	3,474,720
†Western Digital Corp.	75,534	4,504,092
		880,680,666
Textiles, Apparel & Luxury Goods–0.38%
†Deckers Outdoor Corp.	33,600	6,823,824
†Lululemon Athletica, Inc.	25,400	9,713,214
NIKE, Inc. Class B	263,568	19,944,190
Ralph Lauren Corp.	8,872	2,049,255
Tapestry, Inc.	52,334	3,418,980
		41,949,463
Tobacco–0.55%
Altria Group, Inc.	375,201	19,619,260
Philip Morris International, Inc.	345,216	41,546,746
		61,166,006
Trading Companies & Distributors–0.27%
Fastenal Co.	127,206	9,147,383
United Rentals, Inc.	14,800	10,425,712
WW Grainger, Inc.	9,753	10,280,150
		29,853,245
Water Utilities–0.05%
American Water Works Co., Inc.	44,600	5,552,254
		5,552,254
Wireless Telecommunication Services–0.22%
T-Mobile U.S., Inc.	109,015	24,062,881
		24,062,881
Total Common Stock (Cost $2,722,414,550)		11,097,215,169

LVIP SSGA S&P 500 Index Fund-7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	37,487,647	$37,487,647
Total Money Market Fund (Cost $37,487,647)		37,487,647

TOTAL INVESTMENTS–99.87% (Cost $2,759,902,197)	$11,134,702,816
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	14,466,594
NET ASSETS APPLICABLE TO 367,802,999 SHARES OUTSTANDING–100.00%	$11,149,169,410
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($8,459,305,700 / 278,907,667 Shares)	$30.330
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($2,689,863,710 / 88,895,332 Shares)	$30.259
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$2,302,329,495
Distributable earnings/(accumulated loss)	8,846,839,915
TOTAL NET ASSETS	$11,149,169,410

†Non-income producing.

★Includes $2,471,270 cash collateral held at broker for futures contracts, $5,597,948 payable for fund shares redeemed, $333,259 other accrued expenses payable, $2,460,203 due to manager and affiliates, $187,799 variation margin due to broker on futures contracts, $25,560 payable for audit fee and $360,351 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
162	E-mini S&P 500 Index	$48,079,575	$49,095,147	3/21/25	$—	$(1,015,572)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-8

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$146,301,000
Foreign taxes withheld	(36,063)
146,264,937
EXPENSES:
Management fees	17,562,481
Distribution fees-Service Class	6,048,890
Shareholder servicing fees	3,074,450
Accounting and administration expenses	1,615,168
Index fees	1,049,484
Trustees’ fees and expenses	331,027
Reports and statements to shareholders	252,038
Professional fees	231,688
Consulting fees	63,277
Custodian fees	43,341
Pricing fees	5,599
Other	237,346
30,514,789
Less:
Management fees waived	(19,998)
Total operating expenses	30,494,791
NET INVESTMENT INCOME	115,770,146
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	562,890,239
Futures contracts	12,422,963
Net realized gain	575,313,202
Net change in unrealized appreciation (depreciation) of:
Investments	1,617,487,725
Futures contracts	(3,099,148)
Net change in unrealized appreciation (depreciation)	1,614,388,577
NET REALIZED AND UNREALIZED GAIN	2,189,701,779
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,305,471,925
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$115,770,146	$126,766,031
Net realized gain	575,313,202	757,608,299
Net change in unrealized appreciation (depreciation)	1,614,388,577	1,225,888,225
Net increase in net assets resulting from operations	2,305,471,925	2,110,262,555
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(681,816,008)	(284,245,713)
Service Class	(201,612,847)	(74,393,824)
	(883,428,855)	(358,639,537)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	582,131,959	567,357,431
Service Class	438,292,681	247,645,760
Reinvestment of dividends and distributions:
Standard Class	681,816,008	284,245,713
Service Class	201,612,847	74,393,824
	1,903,853,495	1,173,642,728
Cost of shares redeemed:
Standard Class	(1,447,601,543)	(1,926,221,928)
Service Class	(385,282,002)	(292,633,206)
	(1,832,883,545)	(2,218,855,134)
Increase (decrease) in net assets derived from capital share transactions	70,969,950	(1,045,212,406)
NET INCREASE IN NET ASSETS	1,493,013,020	706,410,612
NET ASSETS:
Beginning of year	9,656,156,390	8,949,745,778
End of year	$11,149,169,410	$9,656,156,390
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-9

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$26.451	$21.849	$30.085	$24.087	$20.989
Income (loss) from investment operations:
Net investment income[1]	0.340	0.350	0.349	0.314	0.330
Net realized and unrealized gain (loss)	6.101	5.270	(5.904)	6.493	3.424
Total from investment operations	6.441	5.620	(5.555)	6.807	3.754
Less dividends and distributions from:
Net investment income	(0.339)	(0.364)	(0.353)	(0.357)	(0.350)
Net realized gain	(2.223)	(0.654)	(2.328)	(0.452)	(0.306)
Total dividends and distributions	(2.562)	(1.018)	(2.681)	(0.809)	(0.656)
Net asset value, end of period	$30.330	$26.451	$21.849	$30.085	$24.087
Total return[2]	24.73%	26.01%	(18.31% )	28.42%	18.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,459,305	$7,534,365	$7,219,554	$9,250,241	$8,511,057
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.15%	1.45%	1.38%	1.15%	1.58%
Portfolio turnover	2%	3%	2%	2%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-10

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$26.405	$21.818	$30.051	$24.065	$20.977
Income (loss) from investment operations:
Net investment income[1]	0.265	0.289	0.284	0.246	0.277
Net realized and unrealized gain (loss)	6.082	5.256	(5.895)	6.481	3.414
Total from investment operations	6.347	5.545	(5.611)	6.727	3.691
Less dividends and distributions from:
Net investment income	(0.270)	(0.304)	(0.294)	(0.289)	(0.297)
Net realized gain	(2.223)	(0.654)	(2.328)	(0.452)	(0.306)
Total dividends and distributions	(2.493)	(0.958)	(2.622)	(0.741)	(0.603)
Net asset value, end of period	$30.259	$26.405	$21.818	$30.051	$24.065
Total return[2]	24.42%	25.70%	(18.51% )	28.10%	17.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,689,864	$2,121,791	$1,730,192	$2,168,807	$1,770,490
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.90%	1.20%	1.13%	0.90%	1.33%
Portfolio turnover	2%	3%	2%	2%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-11

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA S&P 500 Index Fund-12

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 Billion of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$862,605
Legal	130,983
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA S&P 500 Index Fund-13

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38,870 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,597,842
Distribution fees payable to LFD	581,656
Shareholder servicing fees payable to Lincoln Life	280,705
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$216,726,458
Sales	892,900,701
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$2,846,010,735
Aggregate unrealized appreciation of investments and derivatives	$8,412,521,729
Aggregate unrealized depreciation of investments and derivatives	(123,829,646)
Net unrealized appreciation of investments and derivatives	$8,288,692,083
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA S&P 500 Index Fund-14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$11,097,215,169	$—	$—	$11,097,215,169
Money Market Fund	37,487,647	—	—	37,487,647
Total Investments	$11,134,702,816	$—	$—	$11,134,702,816
Derivatives:

Liabilities:
Futures Contract	$(1,015,572)	$—	$—	$(1,015,572)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$129,916,624	$126,466,661
Long-term capital gains	753,512,231	232,172,876
Total	$883,428,855	$358,639,537
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$558,147,832
Net unrealized appreciation	8,288,692,083
Distributable earnings/(accumulated loss)	$8,846,839,915
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications primarily related to prior year adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(65,642)	$65,642
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP SSGA S&P 500 Index Fund-15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	19,692,480	23,591,303
Service Class	14,709,181	10,113,956
Shares reinvested:
Standard Class	23,120,427	11,299,599
Service Class	6,869,513	2,971,722
	64,391,601	47,976,580
Shares redeemed:
Standard Class	(48,745,025)	(80,474,643)
Service Class	(13,039,467)	(12,029,654)
	(61,784,492)	(92,504,297)
Net increase (decrease)	2,607,109	(44,527,717)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,015,572)
LVIP SSGA S&P 500 Index Fund-16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$12,422,963	$(3,099,148)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$52,575,004	$—
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund-17

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA S&P 500 Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.26%
Aerospace & Defense–1.70%
Boeing Co.
2.20% 2/4/26	1,000,000	$969,791
2.25% 6/15/26	250,000	240,162
2.70% 2/1/27	500,000	476,785
3.10% 5/1/26	350,000	341,209
5.04% 5/1/27	500,000	501,290
6.26% 5/1/27	70,000	71,665
General Dynamics Corp.
2.63% 11/15/27	500,000	474,533
3.50% 4/1/27	250,000	244,565
Howmet Aerospace, Inc. 5.90% 2/1/27	150,000	153,145
L3Harris Technologies, Inc. 3.85% 12/15/26	250,000	246,094
Lockheed Martin Corp. 3.55% 1/15/26	350,000	346,710
Northrop Grumman Corp. 3.20% 2/1/27	150,000	145,749
RTX Corp.
2.65% 11/1/26	250,000	242,010
3.13% 5/4/27	500,000	482,621
5.00% 2/27/26	55,000	55,188
5.75% 11/8/26	175,000	178,117
		5,169,634
Agriculture–1.28%
Altria Group, Inc. 2.63% 9/16/26	350,000	338,001
Archer-Daniels-Midland Co. 2.50% 8/11/26	250,000	241,654
BAT Capital Corp.
3.22% 9/6/26	250,000	243,675
3.56% 8/15/27	250,000	241,900
4.70% 4/2/27	250,000	248,953
BAT International Finance PLC 1.67% 3/25/26	500,000	481,023
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	389,404
Philip Morris International, Inc.
0.88% 5/1/26	250,000	237,888
3.13% 8/17/27	250,000	240,982
4.38% 11/1/27	155,000	153,714
4.75% 2/12/27	70,000	70,155
4.88% 2/13/26	490,000	491,251
5.13% 11/17/27	500,000	506,015
		3,884,615
Airlines–0.25%
♦American Airlines Pass-Through Trust 3.60% 3/22/29	298,656	288,467
Southwest Airlines Co. 5.13% 6/15/27	250,000	251,114
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust 5.88% 4/15/29	227,467	$232,303
		771,884
Apparel–0.16%
NIKE, Inc. 2.38% 11/1/26	250,000	240,998
Tapestry, Inc. 4.13% 7/15/27	250,000	244,865
		485,863
Auto Manufacturers–4.42%
American Honda Finance Corp.
2.35% 1/8/27	150,000	143,165
4.40% 10/5/26	250,000	248,960
4.45% 10/22/27	170,000	168,743
4.75% 1/12/26	125,000	125,113
4.90% 3/12/27	400,000	400,878
4.90% 7/9/27	70,000	70,244
4.95% 1/9/26	95,000	95,167
5.25% 7/7/26	150,000	151,166
Ford Motor Co. 4.35% 12/8/26	500,000	492,142
Ford Motor Credit Co. LLC
2.70% 8/10/26	1,500,000	1,440,467
4.13% 8/17/27	250,000	241,717
4.27% 1/9/27	250,000	244,871
4.39% 1/8/26	1,000,000	992,011
4.95% 5/28/27	350,000	346,809
5.13% 11/5/26	240,000	239,532
5.80% 3/5/27	250,000	252,358
5.85% 5/17/27	200,000	202,145
General Motors Co. 6.80% 10/1/27	250,000	261,097
General Motors Financial Co., Inc.
1.50% 6/10/26	350,000	333,568
2.35% 2/26/27	250,000	236,887
2.70% 8/20/27	350,000	330,681
4.00% 10/6/26	300,000	295,728
5.00% 4/9/27	250,000	250,281
5.25% 3/1/26	500,000	501,383
5.35% 7/15/27	150,000	151,493
5.40% 4/6/26	185,000	186,034
5.40% 5/8/27	700,000	707,314
Honda Motor Co. Ltd. 2.53% 3/10/27	250,000	238,907
PACCAR Financial Corp.
4.45% 3/30/26	200,000	199,852
4.45% 8/6/27	235,000	234,781
4.50% 11/25/26	60,000	60,011
5.00% 5/13/27	200,000	202,272
5.20% 11/9/26	165,000	167,255
Toyota Motor Corp. 5.28% 7/13/26	120,000	121,303
Toyota Motor Credit Corp.
1.13% 6/18/26	250,000	238,097
LVIP SSGA Short-Term Bond Index Fund-1

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Toyota Motor Credit Corp. (continued)
1.15% 8/13/27	250,000	$228,931
3.05% 3/22/27	250,000	241,891
4.35% 10/8/27	200,000	198,600
4.45% 5/18/26	250,000	249,642
4.55% 8/7/26	85,000	85,058
4.55% 9/20/27	400,000	399,965
4.80% 1/5/26	200,000	200,472
5.00% 8/14/26	250,000	251,701
5.00% 3/19/27	415,000	418,632
5.20% 5/15/26	350,000	353,073
5.40% 11/20/26	250,000	253,858
		13,454,255
Auto Parts & Equipment–0.16%
BorgWarner, Inc. 2.65% 7/1/27	250,000	237,799
Magna International, Inc. 5.98% 3/21/26	250,000	249,985
		487,784
Banks–36.18%
Australia & New Zealand Banking Group Ltd.
3.92% 9/30/27	450,000	442,971
4.42% 12/16/26	250,000	249,694
4.75% 1/18/27	250,000	250,913
4.90% 7/16/27	250,000	251,939
5.00% 3/18/26	250,000	251,237
Banco Santander SA
μ1.72% 9/14/27	200,000	189,070
1.85% 3/25/26	200,000	192,368
μ4.18% 3/24/28	200,000	195,845
4.25% 4/11/27	400,000	392,987
5.29% 8/18/27	400,000	402,475
μ5.37% 7/15/28	200,000	201,369
μ5.55% 3/14/28	200,000	201,754
μ6.53% 11/7/27	400,000	411,497
Bank of America Corp.
μ1.73% 7/22/27	500,000	476,663
μ2.55% 2/4/28	1,000,000	953,455
3.25% 10/21/27	500,000	481,880
μ3.42% 12/20/28	1,500,000	1,438,150
3.50% 4/19/26	750,000	738,799
μ3.59% 7/21/28	1,000,000	968,252
μ3.71% 4/24/28	1,600,000	1,558,313
μ3.82% 1/20/28	1,100,000	1,077,820
4.25% 10/22/26	500,000	495,709
4.45% 3/3/26	350,000	348,549
μ5.08% 1/20/27	650,000	651,882
μ5.93% 9/15/27	750,000	763,403
μ6.20% 11/10/28	750,000	776,484
Bank of America NA 5.53% 8/18/26	350,000	354,619
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal
2.65% 3/8/27	750,000	$719,900
μ4.57% 9/10/27	100,000	99,690
5.27% 12/11/26	210,000	212,454
5.30% 6/5/26	400,000	403,666
5.37% 6/4/27	350,000	355,157
Bank of New York Mellon Corp.
0.75% 1/28/26	350,000	336,225
2.80% 5/4/26	250,000	244,546
μ3.99% 6/13/28	250,000	245,459
μ4.89% 7/21/28	550,000	552,220
μ4.95% 4/26/27	615,000	617,565
Bank of Nova Scotia
1.05% 3/2/26	350,000	335,864
1.35% 6/24/26	500,000	476,493
2.70% 8/3/26	500,000	485,146
μ4.40% 9/8/28	190,000	188,092
5.35% 12/7/26	250,000	253,208
5.40% 6/4/27	125,000	126,966
Barclays PLC
μ4.84% 9/10/28	200,000	198,789
5.20% 5/12/26	500,000	500,570
μ5.50% 8/9/28	250,000	252,701
μ5.67% 3/12/28	225,000	227,806
μ5.83% 5/9/27	875,000	884,423
μ6.50% 9/13/27	500,000	512,094
μ7.39% 11/2/28	600,000	635,978
Canadian Imperial Bank of Commerce
μ4.51% 9/11/27	190,000	189,128
5.24% 6/28/27	250,000	252,678
5.62% 7/17/26	300,000	303,803
5.93% 10/2/26	250,000	255,114
Citibank NA
μ4.88% 11/19/27	750,000	750,601
4.93% 8/6/26	375,000	376,492
5.44% 4/30/26	405,000	408,635
5.49% 12/4/26	390,000	395,836
Citigroup, Inc.
μ1.12% 1/28/27	750,000	720,254
μ3.07% 2/24/28	1,500,000	1,442,819
3.20% 10/21/26	500,000	486,246
3.40% 5/1/26	850,000	835,344
μ3.52% 10/27/28	500,000	481,214
μ3.67% 7/24/28	1,200,000	1,162,396
μ3.89% 1/10/28	750,000	735,181
4.60% 3/9/26	250,000	249,320
μCitizens Bank NA 4.58% 8/9/28	350,000	346,739
Commonwealth Bank of Australia
4.58% 11/27/26	250,000	250,030
5.32% 3/13/26	250,000	252,272
LVIP SSGA Short-Term Bond Index Fund-2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA
4.33% 8/28/26	250,000	$249,216
5.04% 3/5/27	250,000	252,372
5.50% 10/5/26	500,000	508,282
Deutsche Bank AG
1.69% 3/19/26	350,000	337,647
μ2.55% 1/7/28	750,000	713,396
μ4.88% 12/1/32	250,000	242,434
5.37% 9/9/27	200,000	202,937
μ5.71% 2/8/28	225,000	227,398
μ7.15% 7/13/27	265,000	273,088
Discover Bank 3.45% 7/27/26	250,000	244,387
μFifth Third Bancorp 6.36% 10/27/28	350,000	361,884
Fifth Third Bank, Inc. 2.25% 2/1/27	500,000	475,260
μGoldman Sachs Bank USA
5.28% 3/18/27	750,000	754,260
5.41% 5/21/27	335,000	337,612
μGoldman Sachs Group, Inc.
1.43% 3/9/27	500,000	480,012
1.54% 9/10/27	1,000,000	945,571
1.95% 10/21/27	500,000	474,389
2.64% 2/24/28	1,750,000	1,669,082
3.62% 3/15/28	750,000	729,324
3.69% 6/5/28	750,000	728,447
4.39% 6/15/27	1,000,000	994,044
4.48% 8/23/28	500,000	494,214
μHSBC Holdings PLC
2.01% 9/22/28	600,000	553,191
4.04% 3/13/28	750,000	734,196
4.76% 6/9/28	600,000	595,915
5.13% 11/19/28	220,000	219,930
5.21% 8/11/28	350,000	351,446
5.60% 5/17/28	750,000	758,039
5.89% 8/14/27	750,000	760,977
7.39% 11/3/28	500,000	529,929
HSBC USA, Inc. 5.29% 3/4/27	500,000	506,160
μHuntington National Bank 4.55% 5/17/28	250,000	248,030
ING Groep NV
3.95% 3/29/27	750,000	736,932
μ4.02% 3/28/28	250,000	244,882
μ6.08% 9/11/27	200,000	203,839
JPMorgan Chase & Co.
μ1.04% 2/4/27	500,000	480,370
μ1.58% 4/22/27	1,000,000	960,228
μ2.18% 6/1/28	250,000	234,814
2.95% 10/1/26	750,000	730,726
3.20% 6/15/26	250,000	245,269
μ3.54% 5/1/28	1,250,000	1,214,583
μ3.78% 2/1/28	1,000,000	978,789
μ3.96% 1/29/27	500,000	496,115
4.13% 12/15/26	500,000	494,712
4.25% 10/1/27	250,000	248,158
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ4.32% 4/26/28	1,500,000	$1,482,059
μ4.51% 10/22/28	395,000	391,507
μ4.85% 7/25/28	1,500,000	1,499,510
μ5.04% 1/23/28	250,000	250,926
μ5.57% 4/22/28	245,000	249,161
μ6.07% 10/22/27	400,000	409,389
JPMorgan Chase Bank NA 5.11% 12/8/26	500,000	505,267
KeyBank NA 4.39% 12/14/27	250,000	245,820
KeyCorp 2.25% 4/6/27	250,000	235,877
Lloyds Banking Group PLC
μ1.63% 5/11/27	350,000	334,794
μ3.57% 11/7/28	500,000	480,392
3.75% 1/11/27	250,000	244,379
μ3.75% 3/18/28	250,000	243,287
4.65% 3/24/26	250,000	248,527
μ5.09% 11/26/28	200,000	200,222
μ5.46% 1/5/28	500,000	504,204
μ5.99% 8/7/27	220,000	223,272
μM&T Bank Corp.
4.55% 8/16/28	150,000	148,406
4.83% 1/16/29	45,000	44,808
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	144,356
4.65% 1/27/26	250,000	249,320
Mitsubishi UFJ Financial Group, Inc.
μ1.64% 10/13/27	200,000	189,192
μ2.34% 1/19/28	250,000	237,856
2.76% 9/13/26	250,000	242,180
3.29% 7/25/27	250,000	242,247
3.68% 2/22/27	250,000	244,811
3.85% 3/1/26	350,000	346,364
μ4.08% 4/19/28	600,000	589,729
μ5.02% 7/20/28	250,000	250,915
μ5.35% 9/13/28	500,000	506,505
Mizuho Financial Group, Inc.
μ1.23% 5/22/27	350,000	333,134
μ1.55% 7/9/27	500,000	475,900
3.17% 9/11/27	200,000	191,941
μ5.41% 9/13/28	400,000	405,454
Morgan Stanley
μ1.59% 5/4/27	500,000	479,266
μ2.48% 1/21/28	1,350,000	1,286,501
3.13% 7/27/26	500,000	488,422
3.63% 1/20/27	500,000	490,886
3.95% 4/23/27	250,000	245,002
μ4.21% 4/20/28	1,000,000	985,683
μ5.05% 1/28/27	200,000	200,679
μ5.65% 4/13/28	155,000	157,619
6.25% 8/9/26	250,000	255,977
μ6.30% 10/18/28	500,000	518,389
LVIP SSGA Short-Term Bond Index Fund-3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley Bank NA
μ4.45% 10/15/27	625,000	$620,856
4.75% 4/21/26	300,000	300,321
μ4.95% 1/14/28	775,000	776,114
μ4.97% 7/14/28	750,000	752,435
μ5.50% 5/26/28	280,000	283,899
5.88% 10/30/26	640,000	653,440
National Australia Bank Ltd.
2.50% 7/12/26	350,000	339,627
3.38% 1/14/26	250,000	247,103
3.91% 6/9/27	250,000	246,152
4.50% 10/26/27	250,000	249,090
5.09% 6/11/27	250,000	252,887
μNational Bank of Canada 5.60% 7/2/27	250,000	252,795
NatWest Group PLC
μ1.64% 6/14/27	500,000	477,097
μ3.07% 5/22/28	250,000	239,102
4.80% 4/5/26	250,000	249,918
μ5.52% 9/30/28	200,000	202,541
μ5.58% 3/1/28	450,000	455,347
μ5.85% 3/2/27	250,000	252,486
PNC Bank NA 3.10% 10/25/27	250,000	239,644
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	236,224
2.60% 7/23/26	350,000	339,044
μ4.76% 1/26/27	115,000	114,843
μ5.10% 7/23/27	100,000	100,483
μ5.30% 1/21/28	85,000	85,729
μ5.35% 12/2/28	500,000	507,096
μ6.62% 10/20/27	605,000	623,294
Royal Bank of Canada
1.40% 11/2/26	250,000	236,061
3.63% 5/4/27	500,000	488,495
4.24% 8/3/27	250,000	247,035
μ4.51% 10/18/27	160,000	159,403
μ4.52% 10/18/28	660,000	654,526
4.88% 1/12/26	750,000	752,028
4.88% 1/19/27	165,000	165,636
μ5.07% 7/23/27	545,000	547,504
5.20% 7/20/26	250,000	252,337
Santander Holdings USA, Inc.
μ2.49% 1/6/28	150,000	142,256
4.40% 7/13/27	250,000	247,058
μ6.12% 5/31/27	375,000	380,481
μSantander U.K. Group Holdings PLC 2.47% 1/11/28	850,000	805,196
Standard Chartered Bank 4.85% 12/3/27	250,000	250,419
Sumitomo Mitsui Financial Group, Inc.
0.95% 1/12/26	250,000	240,759
1.40% 9/17/26	350,000	330,955
2.63% 7/14/26	250,000	242,253
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.01% 10/19/26	1,000,000	$970,841
3.35% 10/18/27	250,000	241,086
3.78% 3/9/26	150,000	148,467
5.46% 1/13/26	635,000	639,874
5.88% 7/13/26	200,000	203,414
Synchrony Bank 5.63% 8/23/27	200,000	201,374
Toronto-Dominion Bank
1.25% 9/10/26	250,000	236,182
2.80% 3/10/27	250,000	239,801
4.57% 12/17/26	300,000	299,237
4.69% 9/15/27	400,000	399,112
4.98% 4/5/27	700,000	702,314
5.10% 1/9/26	350,000	351,603
5.26% 12/11/26	130,000	131,377
5.53% 7/17/26	700,000	708,133
Truist Bank 3.30% 5/15/26	250,000	244,792
Truist Financial Corp.
1.13% 8/3/27	150,000	136,622
μ1.27% 3/2/27	350,000	335,660
μ6.05% 6/8/27	115,000	116,892
U.S. Bancorp
μ2.22% 1/27/28	250,000	237,033
3.15% 4/27/27	250,000	241,936
μ4.55% 7/22/28	350,000	347,137
μ6.79% 10/26/27	750,000	775,374
μU.S. Bank NA 4.51% 10/22/27	250,000	248,649
UBS AG 5.00% 7/9/27	500,000	502,932
UBS Group AG 4.55% 4/17/26	500,000	498,247
Wachovia Corp. 7.57% 8/1/26	500,000	518,989
Wells Fargo & Co.
μ2.39% 6/2/28	500,000	470,914
3.00% 4/22/26	750,000	733,597
3.00% 10/23/26	300,000	290,886
μ3.20% 6/17/27	500,000	488,437
μ3.53% 3/24/28	1,250,000	1,212,411
μ3.58% 5/22/28	750,000	726,783
4.10% 6/3/26	500,000	494,583
4.30% 7/22/27	500,000	493,312
μ4.81% 7/25/28	1,000,000	996,453
μ5.71% 4/22/28	375,000	381,168
Wells Fargo Bank NA
4.81% 1/15/26	350,000	351,016
5.25% 12/11/26	600,000	607,250
5.45% 8/7/26	250,000	252,963
Westpac Banking Corp.
1.15% 6/3/26	250,000	238,533
2.70% 8/19/26	250,000	242,924
2.85% 5/13/26	500,000	488,893
3.35% 3/8/27	250,000	243,972
4.04% 8/26/27	250,000	247,181
μ4.32% 11/23/31	600,000	590,544
LVIP SSGA Short-Term Bond Index Fund-4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (continued)
4.60% 10/20/26	250,000	$250,435
		110,119,134
Beverages–1.29%
Coca-Cola Co.
1.45% 6/1/27	250,000	233,400
2.90% 5/25/27	250,000	241,854
Constellation Brands, Inc.
3.50% 5/9/27	250,000	242,971
3.70% 12/6/26	250,000	245,709
Diageo Capital PLC
5.30% 10/24/27	350,000	356,055
5.38% 10/5/26	250,000	253,333
Keurig Dr. Pepper, Inc.
2.55% 9/15/26	250,000	241,551
3.43% 6/15/27	150,000	145,613
5.10% 3/15/27	225,000	227,011
Molson Coors Beverage Co. 3.00% 7/15/26	500,000	487,052
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	251,039
PepsiCo, Inc.
2.38% 10/6/26	200,000	193,253
2.85% 2/24/26	250,000	245,585
3.00% 10/15/27	250,000	240,675
4.55% 2/13/26	200,000	200,439
5.13% 11/10/26	130,000	131,621
		3,937,161
Biotechnology–0.75%
Amgen, Inc.
2.20% 2/21/27	350,000	331,865
2.60% 8/19/26	350,000	338,519
5.51% 3/2/26	330,000	329,991
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	241,842
Gilead Sciences, Inc.
1.20% 10/1/27	250,000	227,919
2.95% 3/1/27	250,000	241,583
3.65% 3/1/26	500,000	494,009
Illumina, Inc. 4.65% 9/9/26	70,000	69,727
		2,275,455
Building Materials–0.28%
Lennox International, Inc. 1.70% 8/1/27	150,000	138,316
Owens Corning
3.40% 8/15/26	250,000	244,506
5.50% 6/15/27	70,000	71,207
Trane Technologies Financing Ltd. 3.50% 3/21/26	150,000	147,894
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Vulcan Materials Co. 3.90% 4/1/27	250,000	$245,763
		847,686
Chemicals–0.87%
Albemarle Corp. 4.65% 6/1/27	250,000	247,910
Celanese U.S. Holdings LLC 6.17% 7/15/27	500,000	507,451
Ecolab, Inc.
1.65% 2/1/27	150,000	141,373
3.25% 12/1/27	250,000	240,773
EIDP, Inc. 4.50% 5/15/26	180,000	179,819
Nutrien Ltd.
4.00% 12/15/26	250,000	246,535
5.20% 6/21/27	110,000	111,125
PPG Industries, Inc. 1.20% 3/15/26	250,000	239,459
RPM International, Inc. 3.75% 3/15/27	250,000	244,348
Sherwin-Williams Co. 3.45% 6/1/27	250,000	243,140
Westlake Corp. 3.60% 8/15/26	250,000	244,894
		2,646,827
Commercial Services–0.63%
Cintas Corp. No. 2 3.70% 4/1/27	250,000	245,048
Global Payments, Inc.
1.20% 3/1/26	250,000	239,655
2.15% 1/15/27	250,000	236,950
4.95% 8/15/27	250,000	250,339
GXO Logistics, Inc. 1.65% 7/15/26	250,000	237,411
PayPal Holdings, Inc. 2.65% 10/1/26	500,000	484,289
S&P Global, Inc. 2.45% 3/1/27	250,000	239,025
		1,932,717
Computers–2.92%
Apple, Inc.
2.05% 9/11/26	250,000	240,478
2.45% 8/4/26	1,000,000	969,920
2.90% 9/12/27	1,000,000	961,848
3.00% 6/20/27	250,000	242,445
3.25% 2/23/26	750,000	740,953
3.35% 2/9/27	750,000	734,944
4.42% 5/8/26	180,000	179,791
Dell International LLC/EMC Corp.
4.90% 10/1/26	500,000	501,395
6.02% 6/15/26	714,000	724,235
Fortinet, Inc. 1.00% 3/15/26	250,000	239,068
Hewlett Packard Enterprise Co.
1.75% 4/1/26	250,000	240,783
LVIP SSGA Short-Term Bond Index Fund-5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise Co. (continued)
4.40% 9/25/27	340,000	$336,433
4.45% 9/25/26	90,000	89,545
HP, Inc. 3.00% 6/17/27	250,000	239,407
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	250,115
International Business Machines Corp.
1.70% 5/15/27	350,000	326,838
2.20% 2/9/27	150,000	142,514
3.30% 5/15/26	500,000	490,977
4.15% 7/27/27	250,000	247,119
4.50% 2/6/26	500,000	499,630
6.22% 8/1/27	250,000	259,472
Kyndryl Holdings, Inc. 2.05% 10/15/26	250,000	237,711
		8,895,621
Cosmetics & Personal Care–0.70%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	241,882
Conopco, Inc. 7.25% 12/15/26	250,000	263,016
Estee Lauder Cos., Inc. 3.15% 3/15/27	250,000	242,394
Procter & Gamble Co.
2.70% 2/2/26	250,000	245,460
2.80% 3/25/27	250,000	241,874
2.85% 8/11/27	350,000	336,875
4.10% 1/26/26	125,000	124,641
Unilever Capital Corp.
2.00% 7/28/26	350,000	337,330
4.25% 8/12/27	100,000	99,416
		2,132,888
Diversified Financial Services–4.18%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,500,000	1,435,939
3.65% 7/21/27	250,000	242,560
6.10% 1/15/27	250,000	255,674
Air Lease Corp.
1.88% 8/15/26	500,000	476,600
2.88% 1/15/26	350,000	342,568
3.63% 4/1/27	250,000	241,597
5.30% 6/25/26	85,000	85,542
Ally Financial, Inc. 4.75% 6/9/27	250,000	248,295
American Express Co.
1.65% 11/4/26	250,000	236,869
2.55% 3/4/27	250,000	239,342
3.30% 5/3/27	250,000	242,602
4.90% 2/13/26	85,000	85,274
μ5.04% 7/26/28	500,000	502,618
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co. (continued)
μ5.10% 2/16/28	930,000	$935,364
μ5.39% 7/28/27	250,000	252,724
μ5.65% 4/23/27	500,000	505,361
BlackRock Funding, Inc. 4.60% 7/26/27	170,000	170,387
Capital One Financial Corp.
3.65% 5/11/27	750,000	730,120
μ4.93% 5/10/28	500,000	498,391
μ7.15% 10/29/27	100,000	103,772
Charles Schwab Corp.
1.15% 5/13/26	350,000	334,181
2.45% 3/3/27	350,000	334,220
3.30% 4/1/27	250,000	242,817
3.45% 2/13/26	250,000	246,329
5.88% 8/24/26	165,000	167,810
Discover Financial Services
4.10% 2/9/27	250,000	245,485
4.50% 1/30/26	350,000	348,529
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	192,049
4.00% 9/15/27	200,000	196,809
Jefferies Financial Group, Inc. 6.45% 6/8/27	250,000	257,870
LPL Holdings, Inc. 5.70% 5/20/27	200,000	202,411
Mastercard, Inc. 2.95% 11/21/26	250,000	243,122
Nomura Holdings, Inc.
1.65% 7/14/26	350,000	332,687
2.33% 1/22/27	250,000	237,047
5.71% 1/9/26	200,000	201,403
ORIX Corp. 5.00% 9/13/27	200,000	201,091
Radian Group, Inc. 4.88% 3/15/27	250,000	248,231
Synchrony Financial 3.95% 12/1/27	250,000	241,719
Visa, Inc.
1.90% 4/15/27	250,000	236,397
2.75% 9/15/27	200,000	191,403
		12,733,209
Electric–4.90%
AEP Transmission Co. LLC 3.10% 12/1/26	250,000	242,819
Algonquin Power & Utilities Corp. 5.37% 6/15/26	250,000	251,207
Baltimore Gas & Electric Co. 2.40% 8/15/26	250,000	241,200
CenterPoint Energy, Inc. 5.25% 8/10/26	500,000	503,899
CMS Energy Corp. 3.45% 8/15/27	150,000	145,180
LVIP SSGA Short-Term Bond Index Fund-6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Commonwealth Edison Co. 2.95% 8/15/27	150,000	$143,934
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	242,547
DTE Electric Co. 4.85% 12/1/26	120,000	120,937
DTE Energy Co.
2.85% 10/1/26	250,000	242,201
4.95% 7/1/27	65,000	65,244
Duke Energy Carolinas LLC 2.95% 12/1/26	250,000	242,755
Duke Energy Corp.
2.65% 9/1/26	250,000	241,991
3.15% 8/15/27	350,000	336,101
4.85% 1/5/27	110,000	110,332
Enel Americas SA 4.00% 10/25/26	100,000	97,784
Entergy Louisiana LLC 3.12% 9/1/27	400,000	384,529
Evergy Kansas Central, Inc. 2.55% 7/1/26	350,000	339,607
Eversource Energy
4.75% 5/15/26	125,000	124,899
5.00% 1/1/27	65,000	65,164
Exelon Corp. 2.75% 3/15/27	250,000	239,386
FirstEnergy Corp. 3.90% 7/15/27	500,000	486,896
Florida Power & Light Co.
3.30% 5/30/27	500,000	484,111
4.45% 5/15/26	125,000	125,007
Fortis, Inc. 3.06% 10/4/26	300,000	290,560
Georgia Power Co.
3.25% 4/1/26	250,000	245,739
3.25% 3/30/27	250,000	242,648
5.00% 2/23/27	510,000	513,922
MidAmerican Energy Co. 3.10% 5/1/27	250,000	241,871
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	237,294
4.12% 9/16/27	60,000	59,192
5.10% 5/6/27	250,000	252,006
5.60% 11/13/26	180,000	182,970
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	500,000	487,261
4.63% 7/15/27	500,000	499,322
4.95% 1/29/26	260,000	260,488
NSTAR Electric Co. 3.20% 5/15/27	250,000	241,624
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	326,513
2.95% 3/1/26	350,000	342,211
3.15% 1/1/26	100,000	98,257
3.30% 3/15/27	250,000	241,323
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	$241,261
Sempra
3.25% 6/15/27	150,000	144,422
5.40% 8/1/26	250,000	252,201
Southern California Edison Co.
1.20% 2/1/26	250,000	240,886
4.40% 9/6/26	250,000	248,978
4.70% 6/1/27	250,000	250,072
5.35% 3/1/26	115,000	115,753
5.85% 11/1/27	500,000	514,177
Southern Co.
3.25% 7/1/26	350,000	342,785
5.11% 8/1/27	150,000	151,258
Southwestern Electric Power Co. 1.65% 3/15/26	250,000	240,564
Union Electric Co. 2.95% 6/15/27	250,000	240,245
Virginia Electric & Power Co.
2.95% 11/15/26	250,000	242,568
3.50% 3/15/27	250,000	243,637
3.75% 5/15/27	250,000	244,831
WEC Energy Group, Inc.
4.75% 1/9/26	415,000	415,221
5.60% 9/12/26	65,000	65,838
Xcel Energy, Inc.
1.75% 3/15/27	250,000	234,106
3.35% 12/1/26	250,000	243,755
		14,913,489
Electrical Components & Equipment–0.20%
Emerson Electric Co.
0.88% 10/15/26	300,000	281,936
1.80% 10/15/27	350,000	325,223
		607,159
Electronics–1.06%
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	250,000	241,083
Amphenol Corp.
4.75% 3/30/26	255,000	255,147
5.05% 4/5/27	280,000	282,434
Flex Ltd. 3.75% 2/1/26	250,000	246,416
Honeywell International, Inc.
1.10% 3/1/27	250,000	232,661
2.50% 11/1/26	500,000	482,609
4.65% 7/30/27	200,000	200,727
Hubbell, Inc. 3.15% 8/15/27	250,000	239,333
Jabil, Inc. 4.25% 5/15/27	250,000	246,537
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	248,693
Tyco Electronics Group SA
3.13% 8/15/27	150,000	144,273
3.70% 2/15/26	250,000	247,271
LVIP SSGA Short-Term Bond Index Fund-7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Tyco Electronics Group SA (continued)
4.50% 2/13/26	150,000	$150,027
		3,217,211
Entertainment–0.42%
Warnermedia Holdings, Inc.
3.76% 3/15/27	1,000,000	963,431
6.41% 3/15/26	325,000	325,130
		1,288,561
Environmental Control–0.13%
Waste Management, Inc. 4.95% 7/3/27	400,000	404,267
		404,267
Food–1.22%
Campbell's Co.
5.20% 3/19/27	100,000	100,926
5.30% 3/20/26	65,000	65,434
Conagra Brands, Inc. 5.30% 10/1/26	450,000	454,556
Flowers Foods, Inc. 3.50% 10/1/26	250,000	243,884
General Mills, Inc.
3.20% 2/10/27	150,000	145,669
4.70% 1/30/27	75,000	74,980
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50% 1/15/27	250,000	237,428
Kraft Heinz Foods Co.
3.00% 6/1/26	250,000	244,011
3.88% 5/15/27	250,000	244,947
Kroger Co.
2.65% 10/15/26	300,000	289,231
3.50% 2/1/26	250,000	246,728
3.70% 8/1/27	250,000	244,080
McCormick & Co., Inc.
0.90% 2/15/26	250,000	239,458
3.40% 8/15/27	150,000	145,467
Sysco Corp.
3.25% 7/15/27	150,000	144,701
3.30% 7/15/26	250,000	244,828
Tyson Foods, Inc.
3.55% 6/2/27	200,000	193,974
4.00% 3/1/26	150,000	148,834
		3,709,136
Forest Products & Paper–0.08%
Celulosa Arauco y Constitucion SA 3.88% 11/2/27	250,000	239,714
		239,714
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.14%
National Fuel Gas Co. 3.95% 9/15/27	200,000	$194,323
Southern California Gas Co. 2.95% 4/15/27	250,000	240,523
		434,846
Hand Machine Tools–0.28%
Regal Rexnord Corp. 6.05% 2/15/26	200,000	201,803
Stanley Black & Decker, Inc.
3.40% 3/1/26	150,000	147,550
6.27% 3/6/26	500,000	499,878
		849,231
Health Care Products–0.63%
Abbott Laboratories 3.75% 11/30/26	250,000	247,012
Agilent Technologies, Inc. 4.20% 9/9/27	400,000	395,077
Baxter International, Inc. 1.92% 2/1/27	550,000	518,452
Stryker Corp. 3.50% 3/15/26	250,000	246,661
Thermo Fisher Scientific, Inc.
4.95% 8/10/26	250,000	251,718
5.00% 12/5/26	250,000	252,385
		1,911,305
Health Care Services–2.15%
Centene Corp. 4.25% 12/15/27	1,000,000	968,704
Cigna Group
4.50% 2/25/26	250,000	249,331
5.69% 3/15/26	750,000	750,235
CommonSpirit Health 6.07% 11/1/27	500,000	514,416
Elevance Health, Inc.
1.50% 3/15/26	250,000	240,771
4.50% 10/30/26	70,000	69,796
4.90% 2/8/26	70,000	69,960
HCA, Inc.
3.13% 3/15/27	250,000	240,587
4.50% 2/15/27	350,000	346,708
5.25% 6/15/26	350,000	350,849
5.38% 9/1/26	250,000	250,750
5.88% 2/15/26	250,000	251,257
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	242,077
Laboratory Corp. of America Holdings
1.55% 6/1/26	250,000	238,884
3.60% 9/1/27	200,000	194,466
SSM Health Care Corp. 3.82% 6/1/27	250,000	245,066
UnitedHealth Group, Inc.
1.25% 1/15/26	250,000	241,847
LVIP SSGA Short-Term Bond Index Fund-8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
2.95% 10/15/27	250,000	$239,257
3.10% 3/15/26	250,000	246,328
3.70% 5/15/27	250,000	245,068
4.60% 4/15/27	250,000	250,313
4.75% 7/15/26	110,000	110,276
		6,556,946
Home Builders–0.32%
DR Horton, Inc. 1.40% 10/15/27	250,000	228,364
Lennar Corp. 4.75% 11/29/27	500,000	498,417
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	249,791
		976,572
Household Products Wares–0.22%
Clorox Co. 3.10% 10/1/27	250,000	239,758
Kimberly-Clark Corp.
1.05% 9/15/27	200,000	182,732
2.75% 2/15/26	250,000	245,184
		667,674
Insurance–1.46%
Aflac, Inc. 1.13% 3/15/26	350,000	335,642
American National Group, Inc. 5.00% 6/15/27	250,000	248,663
Aon North America, Inc. 5.13% 3/1/27	95,000	95,651
Arch Capital Finance LLC 4.01% 12/15/26	250,000	247,034
Berkshire Hathaway, Inc. 3.13% 3/15/26	500,000	492,327
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	242,560
Chubb INA Holdings LLC 3.35% 5/3/26	350,000	344,559
CNA Financial Corp. 4.50% 3/1/26	250,000	249,227
Corebridge Financial, Inc.
3.65% 4/5/27	250,000	243,073
μ6.88% 12/15/52	250,000	256,555
Manulife Financial Corp. 4.15% 3/4/26	350,000	347,773
Marsh & McLennan Cos., Inc. 4.55% 11/8/27	80,000	79,938
Old Republic International Corp. 3.88% 8/26/26	250,000	245,821
Principal Financial Group, Inc. 3.10% 11/15/26	250,000	242,777
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	386,588
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	144,960
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Trinity Acquisition PLC 4.40% 3/15/26	250,000	$248,242
		4,451,390
Internet–1.83%
Alibaba Group Holding Ltd. 3.40% 12/6/27	750,000	723,575
Alphabet, Inc. 2.00% 8/15/26	500,000	481,342
Amazon.com, Inc.
1.00% 5/12/26	500,000	478,397
1.20% 6/3/27	250,000	231,768
3.15% 8/22/27	1,000,000	965,519
3.30% 4/13/27	500,000	487,981
Baidu, Inc.
1.63% 2/23/27	250,000	234,487
3.63% 7/6/27	250,000	243,508
Booking Holdings, Inc. 3.60% 6/1/26	250,000	246,750
eBay, Inc. 1.40% 5/10/26	350,000	335,100
Expedia Group, Inc.
4.63% 8/1/27	150,000	149,389
5.00% 2/15/26	250,000	250,342
Meta Platforms, Inc. 3.50% 8/15/27	500,000	488,791
Netflix, Inc. 4.38% 11/15/26	250,000	249,088
		5,566,037
Investment Companies–1.58%
ARES Capital Corp.
2.15% 7/15/26	250,000	239,030
2.88% 6/15/27	150,000	142,655
3.88% 1/15/26	250,000	247,141
Blackstone Private Credit Fund
2.63% 12/15/26	750,000	714,708
3.25% 3/15/27	250,000	239,361
4.95% 9/26/27	110,000	108,670
Blackstone Secured Lending Fund 2.75% 9/16/26	500,000	479,902
Blue Owl Capital Corp. 3.40% 7/15/26	500,000	484,443
Blue Owl Credit Income Corp. 7.75% 9/16/27	200,000	210,014
FS KKR Capital Corp.
2.63% 1/15/27	250,000	236,626
3.25% 7/15/27	200,000	189,701
Goldman Sachs BDC, Inc. 6.38% 3/11/27	325,000	332,707
Golub Capital BDC, Inc.
2.05% 2/15/27	100,000	92,835
2.50% 8/24/26	250,000	238,147
Main Street Capital Corp.
3.00% 7/14/26	250,000	240,937
6.50% 6/4/27	60,000	61,123
LVIP SSGA Short-Term Bond Index Fund-9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	$147,867
New Mountain Finance Corp. 6.20% 10/15/27	250,000	249,779
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	141,141
		4,796,787
Iron & Steel–0.24%
ArcelorMittal SA
4.55% 3/11/26	250,000	248,434
6.55% 11/29/27	250,000	260,057
Steel Dynamics, Inc. 1.65% 10/15/27	250,000	229,975
		738,466
Lodging–0.64%
Hyatt Hotels Corp.
4.85% 3/15/26	250,000	249,864
5.75% 1/30/27	150,000	152,306
Las Vegas Sands Corp. 5.90% 6/1/27	500,000	507,239
Marriott International, Inc.
5.00% 10/15/27	250,000	251,986
5.45% 9/15/26	65,000	65,829
Sands China Ltd.
2.30% 3/8/27	250,000	232,920
3.80% 1/8/26	500,000	490,376
		1,950,520
Machinery Construction & Mining–0.83%
Caterpillar Financial Services Corp.
0.90% 3/2/26	250,000	239,948
1.10% 9/14/27	200,000	183,541
1.15% 9/14/26	250,000	236,605
3.60% 8/12/27	250,000	244,692
4.35% 5/15/26	250,000	249,656
4.40% 10/15/27	500,000	498,038
4.45% 10/16/26	180,000	180,054
4.50% 1/8/27	135,000	135,277
4.60% 11/15/27	200,000	200,108
4.80% 1/6/26	100,000	100,280
5.00% 5/14/27	250,000	252,546
		2,520,745
Machinery Diversified–1.14%
CNH Industrial Capital LLC
1.45% 7/15/26	250,000	237,722
1.88% 1/15/26	250,000	242,353
4.50% 10/8/27	115,000	113,951
John Deere Capital Corp.
1.70% 1/11/27	150,000	141,855
2.80% 9/8/27	400,000	383,319
4.20% 7/15/27	125,000	124,070
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
4.50% 1/8/27	250,000	$250,351
4.75% 6/8/26	110,000	110,462
4.80% 1/9/26	665,000	666,899
4.85% 3/5/27	250,000	251,696
4.90% 6/11/27	220,000	221,670
4.95% 3/6/26	150,000	150,645
5.15% 9/8/26	100,000	101,165
Westinghouse Air Brake Technologies Corp. 3.45% 11/15/26	250,000	243,757
Xylem, Inc. 3.25% 11/1/26	250,000	243,682
		3,483,597
Media–1.04%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15% 11/10/26	240,000	244,572
Comcast Corp.
2.35% 1/15/27	250,000	238,996
3.15% 3/1/26	250,000	246,170
3.30% 2/1/27	250,000	243,348
3.30% 4/1/27	250,000	242,862
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	240,101
Paramount Global 2.90% 1/15/27	500,000	478,493
TCI Communications, Inc. 7.88% 2/15/26	250,000	258,812
TWDC Enterprises 18 Corp.
1.85% 7/30/26	250,000	240,018
2.95% 6/15/27	250,000	241,053
3.00% 2/13/26	250,000	246,080
Walt Disney Co. 1.75% 1/13/26	250,000	243,330
		3,163,835
Mining–0.22%
BHP Billiton Finance USA Ltd.
5.25% 9/8/26	250,000	252,590
6.42% 3/1/26	250,000	255,086
Kinross Gold Corp. 4.50% 7/15/27	150,000	148,598
		656,274
Miscellaneous Manufacturing–0.43%
3M Co. 2.88% 10/15/27	500,000	478,701
Eaton Corp. 3.10% 9/15/27	200,000	192,604
Illinois Tool Works, Inc. 2.65% 11/15/26	250,000	242,767
LVIP SSGA Short-Term Bond Index Fund-10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	$395,786
		1,309,858
Office Business Equipment–0.16%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	500,000	479,533
		479,533
Oil & Gas–2.41%
BP Capital Markets America, Inc.
3.12% 5/4/26	350,000	343,723
3.41% 2/11/26	250,000	246,934
3.59% 4/14/27	250,000	244,390
5.02% 11/17/27	250,000	252,742
BP Capital Markets PLC 3.28% 9/19/27	400,000	386,705
Canadian Natural Resources Ltd. 3.85% 6/1/27	250,000	244,697
Cenovus Energy, Inc. 4.25% 4/15/27	250,000	246,536
Chevron Corp.
2.00% 5/11/27	250,000	236,344
2.95% 5/16/26	250,000	245,118
Chevron USA, Inc. 1.02% 8/12/27	150,000	137,267
Coterra Energy, Inc. 3.90% 5/15/27	250,000	244,380
Diamondback Energy, Inc. 5.20% 4/18/27	350,000	353,356
Eni USA, Inc. 7.30% 11/15/27	250,000	266,244
EOG Resources, Inc. 4.15% 1/15/26	250,000	248,750
EQT Corp. 3.90% 10/1/27	350,000	340,336
Exxon Mobil Corp.
2.28% 8/16/26	250,000	241,704
3.04% 3/1/26	250,000	246,069
Helmerich & Payne, Inc. 4.65% 12/1/27	250,000	246,791
Hess Corp. 4.30% 4/1/27	250,000	247,449
HF Sinclair Corp.
5.88% 4/1/26	240,000	241,791
6.38% 4/15/27	150,000	152,209
Occidental Petroleum Corp. 5.00% 8/1/27	335,000	335,159
Ovintiv, Inc. 5.38% 1/1/26	250,000	250,872
Phillips 66 Co. 3.55% 10/1/26	250,000	245,470
Pioneer Natural Resources Co. 5.10% 3/29/26	160,000	161,102
Shell International Finance BV
2.50% 9/12/26	250,000	241,878
2.88% 5/10/26	500,000	488,854
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Valero Energy Corp. 2.15% 9/15/27	200,000	$186,972
		7,323,842
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.06% 12/15/26	250,000	238,128
		238,128
Packaging & Containers–0.18%
Berry Global, Inc.
1.57% 1/15/26	250,000	241,260
1.65% 1/15/27	250,000	234,087
Sonoco Products Co. 4.45% 9/1/26	75,000	74,465
		549,812
Pharmaceuticals–3.89%
AbbVie, Inc.
2.95% 11/21/26	750,000	728,596
3.20% 5/14/26	350,000	343,773
4.80% 3/15/27	575,000	578,295
Astrazeneca Finance LLC
1.20% 5/28/26	750,000	716,907
4.80% 2/26/27	320,000	321,874
AstraZeneca PLC 3.13% 6/12/27	250,000	242,153
Becton Dickinson & Co. 3.70% 6/6/27	250,000	244,084
Bristol-Myers Squibb Co.
3.25% 2/27/27	500,000	487,802
4.90% 2/22/27	515,000	519,324
4.95% 2/20/26	100,000	100,491
Cardinal Health, Inc.
3.41% 6/15/27	250,000	242,298
4.70% 11/15/26	250,000	249,521
Cencora, Inc. 3.45% 12/15/27	250,000	241,936
CVS Health Corp.
1.30% 8/21/27	500,000	453,051
2.88% 6/1/26	500,000	485,542
3.00% 8/15/26	250,000	242,167
3.63% 4/1/27	850,000	824,725
Eli Lilly & Co.
3.10% 5/15/27	250,000	242,693
4.15% 8/14/27	175,000	174,052
5.00% 2/27/26	110,000	109,995
Johnson & Johnson
0.95% 9/1/27	400,000	366,612
2.45% 3/1/26	250,000	244,408
2.95% 3/3/27	250,000	242,504
McKesson Corp. 1.30% 8/15/26	250,000	236,941
LVIP SSGA Short-Term Bond Index Fund-11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. 1.70% 6/10/27	350,000	$328,146
Novartis Capital Corp.
2.00% 2/14/27	350,000	332,838
3.10% 5/17/27	250,000	242,406
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	585,000	584,118
Pfizer, Inc. 3.00% 12/15/26	500,000	486,462
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	500,000	488,565
Utah Acquisition Sub, Inc. 3.95% 6/15/26	302,000	297,203
Viatris, Inc. 2.30% 6/22/27	250,000	234,442
Zoetis, Inc. 3.00% 9/12/27	200,000	191,670
		11,825,594
Pipelines–2.59%
Boardwalk Pipelines LP 4.45% 7/15/27	100,000	98,946
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	251,341
DCP Midstream Operating LP 5.63% 7/15/27	150,000	152,052
Enbridge, Inc.
1.60% 10/4/26	200,000	189,308
3.70% 7/15/27	150,000	146,335
5.25% 4/5/27	180,000	182,142
5.90% 11/15/26	110,000	112,146
Energy Transfer LP
3.90% 7/15/26	350,000	345,396
4.40% 3/15/27	250,000	247,602
5.50% 6/1/27	250,000	253,211
6.05% 12/1/26	500,000	510,706
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	147,904
4.60% 1/11/27	400,000	400,098
5.05% 1/10/26	90,000	90,440
μ5.25% 8/16/77	250,000	244,278
MPLX LP
1.75% 3/1/26	250,000	241,370
4.25% 12/1/27	250,000	246,074
Northwest Pipeline LLC 4.00% 4/1/27	500,000	490,695
ONEOK, Inc.
4.00% 7/13/27	150,000	147,320
4.25% 9/24/27	150,000	147,822
5.55% 11/1/26	250,000	253,114
5.85% 1/15/26	250,000	252,195
Plains All American Pipeline LP/PAA Finance Corp. 4.50% 12/15/26	250,000	248,830
Sabine Pass Liquefaction LLC
5.00% 3/15/27	250,000	250,519
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC (continued)
5.88% 6/30/26	250,000	$252,376
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	199,333
Spectra Energy Partners LP 3.38% 10/15/26	250,000	244,088
Targa Resources Corp. 5.20% 7/1/27	250,000	251,470
TC PipeLines LP 3.90% 5/25/27	250,000	244,304
Tennessee Gas Pipeline Co. LLC 7.00% 3/15/27	250,000	261,075
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	250,000	256,265
Western Midstream Operating LP 4.65% 7/1/26	250,000	248,698
Williams Cos., Inc. 5.40% 3/2/26	260,000	261,753
		7,869,206
Real Estate–0.05%
CBRE Services, Inc. 4.88% 3/1/26	150,000	149,777
		149,777
Real Estate Investment Trusts–3.44%
American Tower Corp.
1.60% 4/15/26	250,000	240,083
3.13% 1/15/27	150,000	145,119
3.38% 10/15/26	350,000	341,869
3.55% 7/15/27	250,000	242,350
3.65% 3/15/27	250,000	244,094
AvalonBay Communities, Inc.
2.90% 10/15/26	150,000	145,411
3.35% 5/15/27	250,000	242,515
Boston Properties LP
2.75% 10/1/26	500,000	481,239
6.75% 12/1/27	250,000	260,691
Brixmor Operating Partnership LP 3.90% 3/15/27	500,000	489,762
Crown Castle, Inc.
1.05% 7/15/26	250,000	236,210
2.90% 3/15/27	350,000	336,032
3.65% 9/1/27	200,000	193,949
3.70% 6/15/26	250,000	245,917
4.00% 3/1/27	250,000	245,647
Digital Realty Trust LP 3.70% 8/15/27	350,000	340,229
DOC Dr. LLC 4.30% 3/15/27	250,000	247,312
EPR Properties 4.75% 12/15/26	250,000	247,861
Equinix, Inc. 1.45% 5/15/26	250,000	239,099
LVIP SSGA Short-Term Bond Index Fund-12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
ERP Operating LP
2.85% 11/1/26	250,000	$242,090
3.25% 8/1/27	150,000	144,457
Federal Realty OP LP 3.25% 7/15/27	150,000	144,326
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	250,000	250,004
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	242,898
Highwoods Realty LP 3.88% 3/1/27	250,000	243,053
Host Hotels & Resorts LP 4.50% 2/1/26	250,000	248,537
Kimco Realty OP LLC 2.80% 10/1/26	300,000	290,174
Kite Realty Group LP 4.00% 10/1/26	100,000	98,456
NNN REIT, Inc. 3.60% 12/15/26	250,000	244,704
Omega Healthcare Investors, Inc. 4.50% 4/1/27	250,000	246,799
Prologis LP
2.13% 4/15/27	250,000	236,853
3.25% 10/1/26	200,000	195,757
Public Storage Operating Co. 0.88% 2/15/26	250,000	239,919
Realty Income Corp.
3.00% 1/15/27	500,000	483,533
3.95% 8/15/27	250,000	245,803
5.05% 1/13/26	70,000	69,957
Simon Property Group LP
3.25% 11/30/26	250,000	243,870
3.30% 1/15/26	250,000	246,771
Tanger Properties LP 3.88% 7/15/27	200,000	194,151
Ventas Realty LP 3.85% 4/1/27	250,000	244,137
Welltower OP LLC 4.25% 4/1/26	250,000	248,726
Weyerhaeuser Co. 6.95% 10/1/27	250,000	264,049
		10,474,413
Retail–1.98%
AutoNation, Inc. 3.80% 11/15/27	250,000	241,637
AutoZone, Inc. 5.05% 7/15/26	190,000	191,080
Costco Wholesale Corp. 1.38% 6/20/27	250,000	232,399
Darden Restaurants, Inc. 4.35% 10/15/27	325,000	320,604
Dollar General Corp. 3.88% 4/15/27	250,000	244,397
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc.
2.13% 9/15/26	250,000	$240,518
2.50% 4/15/27	250,000	239,228
2.80% 9/14/27	200,000	191,633
2.88% 4/15/27	250,000	241,677
4.88% 6/25/27	585,000	590,543
4.95% 9/30/26	170,000	171,415
5.15% 6/25/26	115,000	116,170
Lowe's Cos., Inc.
2.50% 4/15/26	250,000	243,552
3.10% 5/3/27	250,000	241,683
3.35% 4/1/27	250,000	242,814
4.80% 4/1/26	100,000	100,168
McDonald's Corp.
3.50% 7/1/27	250,000	243,502
3.70% 1/30/26	250,000	248,061
O'Reilly Automotive, Inc.
3.60% 9/1/27	200,000	194,068
5.75% 11/20/26	125,000	127,162
Starbucks Corp.
4.75% 2/15/26	185,000	185,459
4.85% 2/8/27	250,000	251,202
TJX Cos., Inc. 2.25% 9/15/26	250,000	240,978
Walmart, Inc.
1.05% 9/17/26	250,000	236,505
3.05% 7/8/26	250,000	245,019
4.00% 4/15/26	200,000	199,046
		6,020,520
Semiconductors–1.72%
Analog Devices, Inc. 3.50% 12/5/26	250,000	245,402
Applied Materials, Inc. 3.30% 4/1/27	250,000	243,571
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	500,000	492,191
Broadcom, Inc.
3.46% 9/15/26	250,000	245,082
5.05% 7/12/27	250,000	252,315
Intel Corp.
2.60% 5/19/26	250,000	242,389
3.15% 5/11/27	250,000	239,920
3.75% 8/5/27	250,000	242,485
4.88% 2/10/26	670,000	670,161
Lam Research Corp. 3.75% 3/15/26	250,000	247,400
Micron Technology, Inc. 4.19% 2/15/27	200,000	197,169
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	240,364
4.40% 6/1/27	250,000	247,564
QUALCOMM, Inc. 3.25% 5/20/27	250,000	243,152
LVIP SSGA Short-Term Bond Index Fund-13

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Skyworks Solutions, Inc. 1.80% 6/1/26	250,000	$239,440
Texas Instruments, Inc. 4.60% 2/8/27	120,000	120,515
TSMC Arizona Corp.
1.75% 10/25/26	350,000	331,640
3.88% 4/22/27	500,000	491,139
		5,231,899
Software–2.20%
Adobe, Inc.
2.15% 2/1/27	150,000	143,168
4.85% 4/4/27	85,000	85,594
Fidelity National Information Services, Inc. 1.15% 3/1/26	250,000	239,812
Fiserv, Inc.
2.25% 6/1/27	250,000	235,771
3.20% 7/1/26	250,000	244,494
5.15% 3/15/27	215,000	216,755
Intuit, Inc. 5.25% 9/15/26	200,000	202,110
Microsoft Corp.
2.40% 8/8/26	750,000	727,502
3.30% 2/6/27	750,000	734,296
3.40% 6/15/27	500,000	489,222
Oracle Corp.
1.65% 3/25/26	750,000	722,995
2.80% 4/1/27	1,000,000	960,180
3.25% 11/15/27	500,000	480,730
Take-Two Interactive Software, Inc. 5.00% 3/28/26	250,000	250,656
VMware LLC 3.90% 8/21/27	750,000	733,031
Workday, Inc. 3.50% 4/1/27	250,000	243,693
		6,710,009
Telecommunications–1.93%
AT&T, Inc.
1.70% 3/25/26	750,000	723,003
2.30% 6/1/27	500,000	471,929
2.95% 7/15/26	250,000	243,649
3.80% 2/15/27	150,000	147,160
4.25% 3/1/27	250,000	247,700
Cisco Systems, Inc.
2.95% 2/28/26	250,000	245,723
4.80% 2/26/27	315,000	317,300
4.90% 2/26/26	235,000	236,501
Rogers Communications, Inc. 2.90% 11/15/26	250,000	241,398
Sprint LLC 7.63% 3/1/26	500,000	511,065
Telefonica Emisiones SA 4.10% 3/8/27	250,000	246,040
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
TELUS Corp. 3.70% 9/15/27	200,000	$193,940
T-Mobile USA, Inc.
2.25% 2/15/26	500,000	485,639
3.75% 4/15/27	1,250,000	1,221,198
Verizon Communications, Inc. 4.13% 3/16/27	350,000	346,051
		5,878,296
Toys Games Hobbies–0.14%
Hasbro, Inc.
3.50% 9/15/27	200,000	192,741
3.55% 11/19/26	250,000	244,442
		437,183
Transportation–0.53%
Canadian Pacific Railway Co. 1.75% 12/2/26	250,000	236,737
CSX Corp.
2.60% 11/1/26	250,000	241,691
3.25% 6/1/27	250,000	242,170
JB Hunt Transport Services, Inc. 3.88% 3/1/26	250,000	247,476
Ryder System, Inc.
2.90% 12/1/26	250,000	241,258
5.30% 3/15/27	110,000	111,202
Union Pacific Corp. 4.75% 2/21/26	65,000	65,160
United Parcel Service, Inc. 2.40% 11/15/26	250,000	240,994
		1,626,688
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	80,896
		80,896
Total Corporate Bonds (Cost $297,589,218)		299,084,149

	Number of Shares
MONEY MARKET FUND–0.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	2,396,275	2,396,275
Total Money Market Fund (Cost $2,396,275)		2,396,275

TOTAL INVESTMENTS–99.05% (Cost $299,985,493)	301,480,424

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.95%	2,898,065
NET ASSETS APPLICABLE TO 30,918,410 SHARES OUTSTANDING–100.00%	$304,378,489
LVIP SSGA Short-Term Bond Index Fund-14

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($47,290,000 / 4,792,012 Shares)	$9.869
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($257,088,489 / 26,126,398 Shares)	$9.840
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$313,226,492
Distributable earnings/(accumulated loss)	(8,848,003)
TOTAL NET ASSETS	$304,378,489

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.

★Includes $20,887 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,157,932 payable for fund shares redeemed, $47,968 other accrued expenses payable, $133,565 due to manager and affiliates, $32,868 payable for audit fee and $22,469 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-15

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$14,526,513
Foreign taxes withheld	(1,163)
14,525,350
EXPENSES:
Management fees	825,934
Distribution fees-Service Class	590,799
Shareholder servicing fees	85,543
Pricing fees	68,227
Accounting and administration expenses	66,730
Professional fees	55,860
Index fees	37,095
Reports and statements to shareholders	10,926
Trustees’ fees and expenses	9,316
Consulting fees	4,977
Custodian fees	3,505
Other	11,057
1,769,969
Less:
Expenses reimbursed	(109,882)
Total operating expenses	1,660,087
NET INVESTMENT INCOME	12,865,263
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(1,066,246)
Net change in unrealized appreciation (depreciation) of investments	1,819,694
NET REALIZED AND UNREALIZED GAIN	753,448
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,618,711
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,865,263	$8,981,722
Net realized loss	(1,066,246)	(5,584,858)
Net change in unrealized appreciation (depreciation)	1,819,694	10,040,700
Net increase in net assets resulting from operations	13,618,711	13,437,564
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,203,954)	(1,996,373)
Service Class	(11,662,244)	(6,090,792)
Return of capital:
Standard Class	(5,371)	—
Service Class	(21,638)	—
	(13,893,207)	(8,087,165)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,344,020	11,124,259
Service Class	101,272,633	66,983,079
Reinvestment of dividends and distributions:
Standard Class	2,209,325	1,996,373
Service Class	11,683,882	6,090,792
	129,509,860	86,194,503
Cost of shares redeemed:
Standard Class	(35,641,157)	(14,556,540)
Service Class	(72,923,126)	(61,074,019)
	(108,564,283)	(75,630,559)
Increase in net assets derived from capital share transactions	20,945,577	10,563,944
NET INCREASE IN NET ASSETS	20,671,081	15,914,343
NET ASSETS:
Beginning of year	283,707,408	267,793,065
End of year	$304,378,489	$283,707,408
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-16

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.874	$9.685	$10.227	$10.429	$10.254
Income (loss) from investment operations:
Net investment income[1]	0.459	0.340	0.136	0.086	0.185
Net realized and unrealized gain (loss)	0.025	0.159	(0.489)	(0.140)	0.188
Total from investment operations	0.484	0.499	(0.353)	(0.054)	0.373
Less dividends and distributions from:
Net investment income	(0.488)	(0.310)	(0.138)	(0.099)	(0.185)
Net realized gain	—	—	(0.051)	(0.049)	(0.013)
Return of capital	(0.001)	—	—	—	—
Total dividends and distributions	(0.489)	(0.310)	(0.189)	(0.148)	(0.198)
Net asset value, end of period	$9.869	$9.874	$9.685	$10.227	$10.429
Total return[2]	4.88%	5.17%	(3.45% )	(0.52% )	3.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,290	$65,694	$65,787	$82,628	$77,578
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.39%	0.39%	0.42%
Ratio of net investment income to average net assets	4.56%	3.45%	1.38%	0.83%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.52%	3.41%	1.35%	0.80%	1.71%
Portfolio turnover	57%	51%	59%	50%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-17

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.849	$9.662	$10.205	$10.408	$10.236
Income (loss) from investment operations:
Net investment income[1]	0.433	0.314	0.111	0.060	0.158
Net realized and unrealized gain (loss)	0.023	0.158	(0.488)	(0.140)	0.189
Total from investment operations	0.456	0.472	(0.377)	(0.080)	0.347
Less dividends and distributions from:
Net investment income	(0.464)	(0.285)	(0.115)	(0.074)	(0.162)
Net realized gain	—	—	(0.051)	(0.049)	(0.013)
Return of capital	(0.001)	—	—	—	—
Total dividends and distributions	(0.465)	(0.285)	(0.166)	(0.123)	(0.175)
Net asset value, end of period	$9.840	$9.849	$9.662	$10.205	$10.408
Total return[2]	4.63%	4.91%	(3.69% )	(0.77% )	3.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,088	$218,013	$202,006	$183,965	$166,091
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.64%	0.64%	0.67%
Ratio of net investment income to average net assets	4.31%	3.20%	1.13%	0.58%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.27%	3.16%	1.10%	0.55%	1.46%
Portfolio turnover	57%	51%	59%	50%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and
LVIP SSGA Short-Term Bond Index Fund-19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$88,862	$101,111	$109,882	$299,855
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$24,233
Legal	3,680
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,545 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA Short-Term Bond Index Fund-20

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$20,887
Management fees payable to LFI	71,853
Distribution fees payable to LFD	54,270
Shareholder servicing fees payable to Lincoln Life	7,442
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$181,038,194
Sales	165,738,525
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$299,996,539
Aggregate unrealized appreciation of investments	$1,991,336
Aggregate unrealized depreciation of investments	(507,451)
Net unrealized appreciation of investments	$1,483,885
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$299,084,149	$—	$299,084,149
Money Market Fund	2,396,275	—	—	2,396,275
Total Investments	$2,396,275	$299,084,149	$—	$301,480,424
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund-21

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended	Year Ended
	12/31/24	12/31/23
Ordinary income	$13,866,198	$8,087,165
Return of capital	27,009	—
Total	$13,893,207	$8,087,165
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(10,331,888)
Net unrealized appreciation	1,483,885
Distributable earnings/(accumulated loss)	$(8,848,003)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the period ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$338,978	$9,992,910	$10,331,888
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,434,633	1,133,045
Service Class	10,086,167	6,823,939
Shares reinvested:
Standard Class	223,182	203,292
Service Class	1,183,483	621,752
	12,927,465	8,782,028
Shares redeemed:
Standard Class	(3,519,074)	(1,475,606)
Service Class	(7,278,468)	(6,217,460)
	(10,797,542)	(7,693,066)
Net increase	2,129,923	1,088,962
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
LVIP SSGA Short-Term Bond Index Fund-22

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
8. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund-23

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Short-Term Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Short-Term Bond Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Short-Term Bond Index Fund–24

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA Small-Cap Index Fund

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.53%
Aerospace & Defense–1.43%
†AAR Corp.	25,398	$1,556,389
†AeroVironment, Inc.	19,781	3,044,098
†AerSale Corp.	24,000	151,200
†Archer Aviation, Inc. Class A	173,100	1,687,725
†Astronics Corp.	21,205	338,432
†Byrna Technologies, Inc.	12,500	360,125
Cadre Holdings, Inc.	19,300	623,390
†Ducommun, Inc.	10,100	642,966
†Eve Holding, Inc.	27,000	146,880
†Intuitive Machines, Inc.	21,500	390,440
†Kratos Defense & Security Solutions, Inc.	107,950	2,847,721
†Leonardo DRS, Inc.	54,600	1,764,126
†Mercury Systems, Inc.	37,900	1,591,800
Moog, Inc. Class A	20,681	4,070,848
National Presto Industries, Inc.	3,872	381,082
Park Aerospace Corp.	13,788	201,994
†Redwire Corp.	16,200	266,652
†Rocket Lab USA, Inc.	253,700	6,461,739
†Triumph Group, Inc.	50,500	942,330
†V2X, Inc.	9,100	435,253
†Virgin Galactic Holdings, Inc.	14,870	87,436
†VirTra, Inc.	8,400	56,700
		28,049,326
Air Freight & Logistics–0.18%
†Air Transport Services Group, Inc.	37,976	834,713
†Forward Air Corp.	18,539	597,883
Hub Group, Inc. Class A	43,988	1,960,105
†Radiant Logistics, Inc.	25,876	173,369
		3,566,070
Automobile Components–1.13%
†Adient PLC	62,600	1,078,598
†American Axle & Manufacturing Holdings, Inc.	77,284	450,566
†Cooper-Standard Holdings, Inc.	13,200	178,992
Dana, Inc.	96,072	1,110,592
†Dorman Products, Inc.	19,073	2,470,907
†Fox Factory Holding Corp.	31,004	938,491
†Gentherm, Inc.	22,564	900,868
†Goodyear Tire & Rubber Co.	208,616	1,877,544
†Holley, Inc.	33,300	100,566
LCI Industries	18,143	1,875,805
†Luminar Technologies, Inc.	16,580	89,200
†Modine Manufacturing Co.	37,822	4,384,705
Patrick Industries, Inc.	23,756	1,973,649
Phinia, Inc.	30,900	1,488,453
†Solid Power, Inc.	118,700	224,343
Standard Motor Products, Inc.	14,751	456,986
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Stoneridge, Inc.	19,431	$121,832
†Visteon Corp.	19,600	1,738,912
†XPEL, Inc.	18,464	737,452
		22,198,461
Automobiles–0.06%
†Canoo, Inc.	2,355	3,320
†Livewire Group, Inc.	14,300	68,783
Winnebago Industries, Inc.	20,973	1,002,090
		1,074,193
Banks–10.23%
1st Source Corp.	13,334	778,439
ACNB Corp.	6,000	238,980
Amalgamated Financial Corp.	13,300	445,151
Amerant Bancorp, Inc.	21,700	486,297
Ameris Bancorp	48,312	3,022,882
Ames National Corp.	6,300	103,509
Arrow Financial Corp.	11,979	343,917
Associated Banc-Corp.	111,100	2,655,290
Atlantic Union Bankshares Corp.	65,972	2,499,019
†Axos Financial, Inc.	40,160	2,805,176
Banc of California, Inc.	103,030	1,592,844
BancFirst Corp.	14,686	1,720,905
†Bancorp, Inc.	34,647	1,823,472
Bank First Corp.	7,000	693,630
Bank of Hawaii Corp.	28,800	2,051,712
Bank of Marin Bancorp	12,098	287,569
Bank of NT Butterfield & Son Ltd.	31,800	1,162,290
Bank7 Corp.	2,900	135,314
BankUnited, Inc.	55,000	2,099,350
Bankwell Financial Group, Inc.	4,700	146,405
Banner Corp.	25,419	1,697,227
Bar Harbor Bankshares	10,868	332,343
BayCom Corp.	7,400	198,616
BCB Bancorp, Inc.	10,200	120,768
Berkshire Hills Bancorp, Inc.	31,893	906,718
†Blue Foundry Bancorp	14,800	145,188
†Bridgewater Bancshares, Inc.	14,200	191,842
Brookline Bancorp, Inc.	62,092	732,686
Burke & Herbert Financial Services Corp.	10,020	624,847
Business First Bancshares, Inc.	17,700	454,890
Byline Bancorp, Inc.	22,400	649,600
Cadence Bank	133,204	4,588,878
†California BanCorp	16,917	279,807
Camden National Corp.	10,755	459,669
Capital Bancorp, Inc.	6,600	188,100
Capital City Bank Group, Inc.	9,884	362,249
LVIP SSGA Small-Cap Index Fund-1

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Capitol Federal Financial, Inc.	92,000	$543,720
†Carter Bankshares, Inc.	16,919	297,605
Cathay General Bancorp	51,003	2,428,253
Central Pacific Financial Corp.	19,830	576,061
Chemung Financial Corp.	2,000	97,620
ChoiceOne Financial Services, Inc.	5,500	196,020
Citizens & Northern Corp.	10,713	199,262
Citizens Financial Services, Inc.	3,329	210,759
City Holding Co.	10,697	1,267,381
Civista Bancshares, Inc.	11,200	235,648
CNB Financial Corp.	15,095	375,262
†Coastal Financial Corp.	8,300	704,753
Colony Bankcorp, Inc.	11,000	177,540
†Columbia Financial, Inc.	20,300	320,943
Community Financial System, Inc.	38,528	2,376,407
Community Trust Bancorp, Inc.	11,430	606,133
Community West Bancshares	11,400	220,818
ConnectOne Bancorp, Inc.	26,869	615,569
†CrossFirst Bankshares, Inc.	33,200	502,980
†Customers Bancorp, Inc.	21,680	1,055,382
CVB Financial Corp.	97,359	2,084,456
Dime Community Bancshares, Inc.	26,263	807,193
Eagle Bancorp, Inc.	21,946	571,254
Eastern Bankshares, Inc.	140,891	2,430,370
Enterprise Bancorp, Inc.	7,199	284,648
Enterprise Financial Services Corp.	27,370	1,543,668
Equity Bancshares, Inc. Class A	10,500	445,410
Esquire Financial Holdings, Inc.	5,200	413,400
ESSA Bancorp, Inc.	6,100	118,950
Farmers & Merchants Bancorp, Inc.	9,400	276,830
Farmers National Banc Corp.	26,992	383,826
FB Financial Corp.	26,171	1,348,068
Fidelity D&D Bancorp, Inc.	3,600	175,680
Financial Institutions, Inc.	11,267	307,476
First BanCorp	119,235	2,216,579
First Bancorp, Inc.	7,780	212,783
First Bancorp/Southern Pines NC	29,709	1,306,305
First Bancshares, Inc.	22,600	791,000
First Bank	12,800	180,096
First Busey Corp.	39,035	920,055
First Business Financial Services, Inc.	5,700	263,853
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Commonwealth Financial Corp.	74,439	$1,259,508
First Community Bankshares, Inc.	12,534	521,916
First Financial Bancorp	69,217	1,860,553
First Financial Bankshares, Inc.	94,884	3,420,568
First Financial Corp.	8,269	381,945
First Financial Northwest, Inc.	4,900	106,330
First Foundation, Inc.	39,605	245,947
First Internet Bancorp	6,000	215,940
First Interstate BancSystem, Inc. Class A	58,443	1,897,644
First Merchants Corp.	42,768	1,706,016
First Mid Bancshares, Inc.	16,513	608,009
First of Long Island Corp.	14,554	169,991
†First Western Financial, Inc.	5,900	115,345
Five Star Bancorp	12,400	373,116
Flagstar Financial, Inc.	186,266	1,737,862
Flushing Financial Corp.	20,097	286,985
FS Bancorp, Inc.	4,600	188,876
Fulton Financial Corp.	133,500	2,573,880
†FVCBankcorp, Inc.	12,450	156,497
German American Bancorp, Inc.	20,877	839,673
Glacier Bancorp, Inc.	83,082	4,172,378
Great Southern Bancorp, Inc.	6,270	374,319
Greene County Bancorp, Inc.	5,100	141,372
Guaranty Bancshares, Inc.	5,928	205,109
Hancock Whitney Corp.	63,533	3,476,526
Hanmi Financial Corp.	22,342	527,718
HarborOne Bancorp, Inc.	29,058	343,756
HBT Financial, Inc.	8,600	188,340
Heartland Financial USA, Inc.	30,938	1,896,654
Heritage Commerce Corp.	43,238	405,572
Heritage Financial Corp.	25,455	623,647
Hilltop Holdings, Inc.	31,375	898,266
Hingham Institution For Savings	1,160	294,802
Home Bancorp, Inc.	5,074	234,470
Home BancShares, Inc.	135,828	3,843,932
†HomeStreet, Inc.	13,029	148,791
HomeTrust Bancshares, Inc.	10,741	361,757
Hope Bancorp, Inc.	81,858	1,006,035
Horizon Bancorp, Inc.	32,182	518,452
Independent Bank Corp.	46,004	2,518,204
Independent Bank Group, Inc.	26,860	1,629,596
International Bancshares Corp.	39,464	2,492,546
Investar Holding Corp.	6,600	144,936
John Marshall Bancorp, Inc.	9,300	186,744
Kearny Financial Corp.	39,837	282,046
LVIP SSGA Small-Cap Index Fund-2

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Financial Corp.	18,417	$1,266,353
LCNB Corp.	9,500	143,735
LINKBANCORP, Inc.	16,600	124,168
Live Oak Bancshares, Inc.	25,600	1,012,480
Mercantile Bank Corp.	11,633	517,552
Metrocity Bankshares, Inc.	13,500	431,325
†Metropolitan Bank Holding Corp.	7,800	455,520
Mid Penn Bancorp, Inc.	11,100	320,124
Middlefield Banc Corp.	5,200	145,860
Midland States Bancorp, Inc.	13,804	336,818
MidWestOne Financial Group, Inc.	10,842	315,719
MVB Financial Corp.	8,200	169,740
National Bank Holdings Corp. Class A	27,252	1,173,471
National Bankshares, Inc.	4,100	117,711
†NB Bancorp, Inc.	28,200	509,292
NBT Bancorp, Inc.	34,039	1,625,703
Nicolet Bankshares, Inc.	9,900	1,038,609
Northeast Bank	4,900	449,477
Northeast Community Bancorp, Inc.	9,400	229,924
Northfield Bancorp, Inc.	27,956	324,849
Northrim BanCorp, Inc.	3,900	303,966
Northwest Bancshares, Inc.	94,509	1,246,574
Norwood Financial Corp.	5,600	152,348
Oak Valley Bancorp	4,900	143,325
OceanFirst Financial Corp.	40,067	725,213
OFG Bancorp	33,688	1,425,676
Old National Bancorp	229,251	4,975,893
Old Second Bancorp, Inc.	31,046	551,998
Orange County Bancorp, Inc.	3,700	205,609
Origin Bancorp, Inc.	21,200	705,748
Orrstown Financial Services, Inc.	13,600	497,896
Pacific Premier Bancorp, Inc.	70,582	1,758,903
Park National Corp.	10,676	1,830,187
Parke Bancorp, Inc.	7,400	151,774
Pathward Financial, Inc.	18,500	1,361,230
PCB Bancorp	7,600	153,824
Peapack-Gladstone Financial Corp.	12,391	397,132
Peoples Bancorp of North Carolina, Inc.	2,300	71,875
Peoples Bancorp, Inc.	24,440	774,504
Peoples Financial Services Corp.	6,977	357,083
†Pioneer Bancorp, Inc.	7,600	87,552
Plumas Bancorp	4,100	193,766
†Ponce Financial Group, Inc.	14,600	189,800
Preferred Bank	9,146	790,031
Premier Financial Corp.	26,175	669,295
Primis Financial Corp.	12,600	146,916
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Princeton Bancorp, Inc.	3,800	$130,834
†Provident Bancorp, Inc.	11,100	126,540
Provident Financial Services, Inc.	92,963	1,754,212
QCR Holdings, Inc.	12,000	967,680
RBB Bancorp	11,032	226,046
Red River Bancshares, Inc.	3,100	167,338
Renasant Corp.	43,308	1,548,261
Republic Bancorp, Inc. Class A	6,125	427,954
S&T Bancorp, Inc.	28,124	1,074,899
Sandy Spring Bancorp, Inc.	32,617	1,099,519
Seacoast Banking Corp. of Florida	61,931	1,704,960
ServisFirst Bancshares, Inc.	37,000	3,135,380
Shore Bancshares, Inc.	21,444	339,887
Sierra Bancorp	9,666	279,541
Simmons First National Corp. Class A	91,170	2,022,151
SmartFinancial, Inc.	11,600	359,368
South Plains Financial, Inc.	8,577	298,051
†Southern First Bancshares, Inc.	5,715	227,171
Southern Missouri Bancorp, Inc.	6,998	401,475
Southern States Bancshares, Inc.	6,200	206,522
Southside Bancshares, Inc.	21,067	669,088
SouthState Corp.	55,605	5,531,585
Stellar Bancorp, Inc.	35,610	1,009,543
†Sterling Bancorp, Inc.	14,600	69,496
Stock Yards Bancorp, Inc.	19,032	1,362,882
†Texas Capital Bancshares, Inc.	34,200	2,674,440
†Third Coast Bancshares, Inc.	8,400	285,180
Timberland Bancorp, Inc.	5,400	164,754
Tompkins Financial Corp.	9,459	641,604
Towne Bank	51,537	1,755,350
TriCo Bancshares	23,513	1,027,518
†Triumph Financial, Inc.	16,400	1,490,432
TrustCo Bank Corp.	13,600	453,016
Trustmark Corp.	45,079	1,594,444
UMB Financial Corp.	32,682	3,688,491
United Bankshares, Inc.	96,178	3,611,484
United Community Banks, Inc.	87,996	2,843,151
Unity Bancorp, Inc.	5,400	235,494
Univest Financial Corp.	21,420	632,104
USCB Financial Holdings, Inc.	8,100	143,775
Valley National Bancorp	332,976	3,016,763
Veritex Holdings, Inc.	38,982	1,058,751
Virginia National Bankshares Corp.	3,400	129,880
WaFd, Inc.	49,084	1,582,468
LVIP SSGA Small-Cap Index Fund-3

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	12,575	$394,226
WesBanco, Inc.	42,295	1,376,279
West BanCorp, Inc.	11,696	253,218
Westamerica BanCorp	18,281	959,021
WSFS Financial Corp.	43,236	2,297,129
		200,724,067
Beverages–0.29%
MGP Ingredients, Inc.	10,500	413,385
National Beverage Corp.	17,134	731,108
Primo Brands Corp. Class A	115,100	3,541,627
†Vita Coco Co., Inc.	29,000	1,070,390
		5,756,510
Biotechnology–8.26%
†2seventy bio, Inc.	38,300	112,602
†4D Molecular Therapeutics, Inc.	38,200	212,774
†89bio, Inc.	61,900	484,058
†Absci Corp.	57,300	150,126
†ACADIA Pharmaceuticals, Inc.	88,800	1,629,480
†ACELYRIN, Inc.	54,100	169,874
†Achieve Life Sciences, Inc.	27,300	96,096
†Acrivon Therapeutics, Inc.	8,790	52,916
†Actinium Pharmaceuticals, Inc.	25,300	31,878
†Acumen Pharmaceuticals, Inc.	33,100	56,932
†ADC Therapeutics SA	55,600	110,644
†ADMA Biologics, Inc.	164,200	2,816,030
†Adverum Biotechnologies, Inc.	16,500	77,055
†Aerovate Therapeutics, Inc.	8,800	23,320
†Agenus, Inc.	16,110	44,141
†Agios Pharmaceuticals, Inc.	41,900	1,376,834
†Akebia Therapeutics, Inc.	154,300	293,170
†Akero Therapeutics, Inc.	50,300	1,399,346
†Aldeyra Therapeutics, Inc.	39,000	194,610
†Alector, Inc.	59,889	113,190
†Alkermes PLC	117,400	3,376,424
†Allogene Therapeutics, Inc.	83,300	177,429
†Altimmune, Inc.	52,700	379,967
†ALX Oncology Holdings, Inc.	26,200	43,754
†Amicus Therapeutics, Inc.	216,200	2,036,604
†AnaptysBio, Inc.	14,200	188,008
†Anavex Life Sciences Corp.	55,600	597,144
†Anika Therapeutics, Inc.	9,395	154,642
†Annexon, Inc.	67,900	348,327
†Apogee Therapeutics, Inc.	28,100	1,272,930
†Applied Therapeutics, Inc.	71,300	61,047
†Arbutus Biopharma Corp.	110,500	361,335
†Arcellx, Inc.	31,800	2,438,742
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Arcturus Therapeutics Holdings, Inc.	17,000	$288,490
†Arcus Biosciences, Inc.	40,300	600,067
†Arcutis Biotherapeutics, Inc.	78,800	1,097,684
†Ardelyx, Inc.	172,300	873,561
†ArriVent Biopharma, Inc.	21,000	559,440
†Arrowhead Pharmaceuticals, Inc.	87,932	1,653,122
†ARS Pharmaceuticals, Inc.	36,500	385,075
†Artiva Biotherapeutics, Inc.	8,800	88,704
†Astria Therapeutics, Inc.	33,400	298,596
†Atossa Therapeutics, Inc.	100,100	94,504
†Aura Biosciences, Inc.	34,400	282,768
†Aurinia Pharmaceuticals, Inc.	98,700	886,326
†Avid Bioservices, Inc.	46,100	569,335
†Avidity Biosciences, Inc.	80,200	2,332,216
†Avita Medical, Inc.	19,300	247,040
†Beam Therapeutics, Inc.	56,700	1,406,160
†Bicara Therapeutics, Inc.	12,000	209,040
†BioCryst Pharmaceuticals, Inc.	153,203	1,152,087
†Biohaven Ltd.	61,550	2,298,893
†Biomea Fusion, Inc.	21,900	84,972
†Black Diamond Therapeutics, Inc.	29,400	62,916
†Bluebird Bio, Inc.	7,600	63,384
†Blueprint Medicines Corp.	46,448	4,051,195
†Boundless Bio, Inc.	5,600	16,240
†Bridgebio Pharma, Inc.	103,585	2,842,372
†C4 Therapeutics, Inc.	43,500	156,600
†Cabaletta Bio, Inc.	34,200	77,634
†CAMP4 Therapeutics Corp.	3,800	19,836
†Candel Therapeutics, Inc.	15,700	136,276
†Capricor Therapeutics, Inc.	26,200	361,560
†Cardiff Oncology, Inc.	30,900	134,106
†CareDx, Inc.	37,500	802,875
†Cargo Therapeutics, Inc.	25,800	372,036
†Caribou Biosciences, Inc.	63,000	100,170
†Cartesian Therapeutics, Inc.	7,126	127,627
†Catalyst Pharmaceuticals, Inc.	82,900	1,730,123
†Celcuity, Inc.	18,500	242,165
†Celldex Therapeutics, Inc.	47,900	1,210,433
†Century Therapeutics, Inc.	36,200	36,562
†CervoMed, Inc.	4,300	10,062
†CG oncology, Inc.	35,200	1,009,536
†Cibus, Inc.	11,900	33,082
†Climb Bio, Inc.	16,100	28,980
†Cogent Biosciences, Inc.	68,100	531,180
†Coherus Biosciences, Inc.	83,905	115,789
†Compass Therapeutics, Inc.	81,540	118,233
†Corbus Pharmaceuticals Holdings, Inc.	8,100	95,580
LVIP SSGA Small-Cap Index Fund-4

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Crinetics Pharmaceuticals, Inc.	62,168	$3,178,650
†Cullinan Therapeutics, Inc.	38,900	473,802
†Cytokinetics, Inc.	83,366	3,921,537
†Day One Biopharmaceuticals, Inc.	38,500	487,795
†Denali Therapeutics, Inc.	91,600	1,866,808
†Design Therapeutics, Inc.	24,800	153,016
†Dianthus Therapeutics, Inc.	17,400	379,320
†Disc Medicine, Inc.	13,700	868,580
†Dynavax Technologies Corp.	97,715	1,247,821
†Dyne Therapeutics, Inc.	59,800	1,408,888
†Editas Medicine, Inc.	61,938	78,661
†Elevation Oncology, Inc.	41,300	23,235
†Enanta Pharmaceuticals, Inc.	15,200	87,400
†Entrada Therapeutics, Inc.	18,300	316,407
†Erasca, Inc.	119,900	300,949
†Fate Therapeutics, Inc.	71,854	118,559
†Fennec Pharmaceuticals, Inc.	18,900	119,448
†Fibrobiologics, Inc.	20,300	40,600
†Foghorn Therapeutics, Inc.	20,000	94,400
†Galectin Therapeutics, Inc.	16,000	20,640
†Generation Bio Co.	34,500	36,570
†Geron Corp.	431,594	1,527,843
†Greenwich Lifesciences, Inc.	4,700	52,781
†Gyre Therapeutics, Inc.	5,500	66,550
†Halozyme Therapeutics, Inc.	90,943	4,347,985
†Heron Therapeutics, Inc.	93,292	142,737
†HilleVax, Inc.	25,000	51,750
†Humacyte, Inc.	65,200	329,260
†Ideaya Biosciences, Inc.	61,600	1,583,120
†IGM Biosciences, Inc.	11,900	72,709
†ImmunityBio, Inc.	107,400	274,944
†Immunome, Inc.	37,500	398,250
†Immunovant, Inc.	43,000	1,065,110
†Inhibrx Biosciences, Inc.	8,300	127,820
†Inmune Bio, Inc.	9,600	44,832
†Inovio Pharmaceuticals, Inc.	20,100	36,783
†Inozyme Pharma, Inc.	40,900	113,293
†Insmed, Inc.	124,600	8,602,384
†Intellia Therapeutics, Inc.	71,500	833,690
†Invivyd, Inc.	62,400	27,650
†Iovance Biotherapeutics, Inc.	196,900	1,457,060
†Ironwood Pharmaceuticals, Inc.	102,972	456,166
†iTeos Therapeutics, Inc.	20,600	158,208
†Janux Therapeutics, Inc.	20,800	1,113,632
†Jasper Therapeutics, Inc.	8,100	173,178
†KalVista Pharmaceuticals, Inc.	24,900	210,903
†Keros Therapeutics, Inc.	21,900	346,677
†Kiniksa Pharmaceuticals International PLC	27,700	547,906
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kodiak Sciences, Inc.	23,315	$231,984
†Korro Bio, Inc.	4,500	171,315
†Krystal Biotech, Inc.	18,046	2,827,086
†Kura Oncology, Inc.	53,799	468,589
†Kymera Therapeutics, Inc.	33,000	1,327,590
†Kyverna Therapeutics, Inc.	14,700	54,978
†Larimar Therapeutics, Inc.	31,200	120,744
LENZ Therapeutics, Inc.	9,285	268,058
†Lexeo Therapeutics, Inc.	14,900	98,042
†Lexicon Pharmaceuticals, Inc.	91,016	67,215
†Lineage Cell Therapeutics, Inc.	124,500	62,561
†Lyell Immunopharma, Inc.	125,800	80,512
†MacroGenics, Inc.	47,400	154,050
†Madrigal Pharmaceuticals, Inc.	13,074	4,034,244
†MannKind Corp.	196,700	1,264,781
†MeiraGTx Holdings PLC	28,792	175,343
=†Merrimack Pharmaceuticals, Inc.	1,500	15
†Mersana Therapeutics, Inc.	83,300	119,119
†Metagenomi, Inc.	16,200	58,482
†MiMedx Group, Inc.	87,900	845,598
†Mineralys Therapeutics, Inc.	21,200	260,972
†Mirum Pharmaceuticals, Inc.	29,100	1,203,285
†Monte Rosa Therapeutics, Inc.	28,600	198,484
†Myriad Genetics, Inc.	66,300	908,973
†Neurogene, Inc.	7,900	180,594
†Nkarta, Inc.	42,000	104,580
†Novavax, Inc.	111,100	893,244
†Nurix Therapeutics, Inc.	49,900	940,116
†Nuvalent, Inc. Class A	25,500	1,996,140
†Ocugen, Inc.	191,000	153,755
†Olema Pharmaceuticals, Inc.	29,600	172,568
†Organogenesis Holdings, Inc.	52,100	166,720
†ORIC Pharmaceuticals, Inc.	45,700	368,799
†Outlook Therapeutics, Inc.	6,724	12,708
†Ovid therapeutics, Inc.	44,200	41,270
†PepGen, Inc.	12,300	46,617
†Perspective Therapeutics, Inc.	37,400	119,306
†Poseida Therapeutics, Inc.	50,100	480,960
†Praxis Precision Medicines, Inc.	12,800	985,088
†Precigen, Inc.	104,500	117,040
†Prelude Therapeutics, Inc.	9,400	11,985
†Prime Medicine, Inc.	45,000	131,400
†ProKidney Corp.	73,100	123,539
†Protagonist Therapeutics, Inc.	43,300	1,671,380
†Prothena Corp. PLC	31,500	436,275
†PTC Therapeutics, Inc.	56,124	2,533,437
†Puma Biotechnology, Inc.	32,800	100,040
LVIP SSGA Small-Cap Index Fund-5

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Pyxis Oncology, Inc.	38,700	$60,372
†Q32 Bio, Inc.	4,800	16,512
†RAPT Therapeutics, Inc.	21,400	33,812
†Recursion Pharmaceuticals, Inc. Class A	176,800	1,195,168
†REGENXBIO, Inc.	34,100	263,593
†Regulus Therapeutics, Inc.	50,000	79,000
†Relay Therapeutics, Inc.	80,700	332,484
†Renovaro, Inc.	82,400	68,845
†Replimune Group, Inc.	42,276	511,962
†Revolution Medicines, Inc.	120,412	5,266,821
†Rhythm Pharmaceuticals, Inc.	40,300	2,255,994
†Rigel Pharmaceuticals, Inc.	13,206	222,125
†Rocket Pharmaceuticals, Inc.	48,800	613,416
†Sage Therapeutics, Inc.	39,400	213,942
†Sana Biotechnology, Inc.	98,000	159,740
†Savara, Inc.	76,800	235,776
†Scholar Rock Holding Corp.	56,200	2,428,964
†Sera Prognostics, Inc. Class A	21,800	177,452
†Shattuck Labs, Inc.	31,000	37,510
†Skye Bioscience, Inc.	13,700	38,771
†Soleno Therapeutics, Inc.	17,600	791,120
†Solid Biosciences, Inc.	17,800	71,200
†SpringWorks Therapeutics, Inc.	50,700	1,831,791
†Spyre Therapeutics, Inc.	25,700	598,296
†Stoke Therapeutics, Inc.	26,400	291,192
†Summit Therapeutics, Inc.	66,800	1,192,046
†Sutro Biopharma, Inc.	60,700	111,688
†Syndax Pharmaceuticals, Inc.	60,906	805,177
†Tango Therapeutics, Inc.	38,000	117,420
†Taysha Gene Therapies, Inc.	127,200	220,056
†Tenaya Therapeutics, Inc.	43,700	62,491
†Tevogen Bio Holdings, Inc.	13,400	13,802
†TG Therapeutics, Inc.	101,800	3,064,180
†Tourmaline Bio, Inc.	17,100	346,788
†Travere Therapeutics, Inc.	54,600	951,132
†TScan Therapeutics, Inc.	30,400	92,416
†Twist Bioscience Corp.	42,400	1,970,328
†Tyra Biosciences, Inc.	15,100	209,890
†Upstream Bio, Inc.	10,700	175,908
†UroGen Pharma Ltd.	27,300	290,745
†Vanda Pharmaceuticals, Inc.	44,181	211,627
†Vaxcyte, Inc.	89,100	7,293,726
†Vera Therapeutics, Inc.	31,800	1,344,822
†Veracyte, Inc.	56,600	2,241,360
†Verastem, Inc.	25,500	131,835
†Vericel Corp.	35,900	1,971,269
†Verve Therapeutics, Inc.	52,700	297,228
†Vir Biotechnology, Inc.	66,400	487,376
†Viridian Therapeutics, Inc.	51,600	989,172
†Voyager Therapeutics, Inc.	34,100	193,347
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Werewolf Therapeutics, Inc.	24,100	$35,668
†X4 Pharmaceuticals, Inc.	133,300	97,789
†XBiotech, Inc.	14,600	57,670
†Xencor, Inc.	46,100	1,059,378
†XOMA Royalty Corp.	5,800	152,424
†Y-mAbs Therapeutics, Inc.	27,300	213,759
†Zenas Biopharma, Inc.	9,000	73,710
†Zentalis Pharmaceuticals, Inc.	40,700	123,321
†Zura Bio Ltd.	29,000	72,500
†Zymeworks, Inc.	41,400	606,096
		162,025,951
Broadline Retail–0.02%
†1stdibs.com, Inc.	19,800	70,092
†Groupon, Inc.	17,200	208,980
†Qurate Retail, Inc. Class B	1,527	4,413
†Savers Value Village, Inc.	16,700	171,175
		454,660
Building Products–1.42%
†American Woodmark Corp.	11,275	896,701
Apogee Enterprises, Inc.	15,947	1,138,775
AZZ, Inc.	21,445	1,756,775
†Caesarstone Ltd.	16,400	69,700
CSW Industrials, Inc.	12,200	4,304,160
†Gibraltar Industries, Inc.	22,156	1,304,988
Griffon Corp.	27,331	1,947,880
Insteel Industries, Inc.	12,639	341,379
†Janus International Group, Inc.	103,100	757,785
†JELD-WEN Holding, Inc.	61,959	507,444
†Masterbrand, Inc.	92,600	1,352,886
Quanex Building Products Corp.	32,852	796,333
†Resideo Technologies, Inc.	106,700	2,459,435
Tecnoglass, Inc.	16,500	1,308,780
UFP Industries, Inc.	44,010	4,957,727
Zurn Elkay Water Solutions Corp.	105,200	3,923,960
		27,824,708
Capital Markets–1.83%
†AlTi Global, Inc.	26,600	117,306
Artisan Partners Asset Management, Inc. Class A	46,400	1,997,520
B Riley Financial, Inc.	15,723	72,169
BGC Group, Inc. Class A	267,800	2,426,268
Brightsphere Investment Group, Inc.	20,517	540,418
Cohen & Steers, Inc.	20,369	1,880,873
Diamond Hill Investment Group, Inc.	1,932	299,653
DigitalBridge Group, Inc.	115,850	1,306,788
LVIP SSGA Small-Cap Index Fund-6

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Donnelley Financial Solutions, Inc.	19,000	$1,191,870
†Forge Global Holdings, Inc.	85,000	79,126
GCM Grosvenor, Inc. Class A	29,000	355,830
Hamilton Lane, Inc. Class A	28,000	4,145,400
MarketWise, Inc.	25,600	14,528
Moelis & Co. Class A	51,500	3,804,820
†Open Lending Corp. Class A	74,700	445,959
P10, Inc. Class A	30,200	380,822
Patria Investments Ltd. Class A	40,800	474,504
Perella Weinberg Partners	38,400	915,456
Piper Sandler Cos.	12,668	3,799,767
PJT Partners, Inc. Class A	17,100	2,698,551
Silvercrest Asset Management Group, Inc. Class A	7,400	136,086
StepStone Group, Inc. Class A	45,800	2,650,904
†StoneX Group, Inc.	19,986	1,958,028
Value Line, Inc.	700	36,960
Victory Capital Holdings, Inc. Class A	29,960	1,961,182
Virtus Investment Partners, Inc.	5,032	1,109,959
WisdomTree, Inc.	103,508	1,086,834
		35,887,581
Chemicals–1.84%
AdvanSix, Inc.	18,900	538,461
American Vanguard Corp.	17,795	82,391
†Arcadium Lithium PLC	791,855	4,062,216
†Arq, Inc.	19,500	147,615
†ASP Isotopes, Inc.	35,700	161,721
†Aspen Aerogels, Inc.	43,200	513,216
Avient Corp.	66,202	2,705,014
Balchem Corp.	23,709	3,864,448
Cabot Corp.	39,100	3,570,221
†Core Molding Technologies, Inc.	5,000	82,700
†Ecovyst, Inc.	84,600	646,344
Hawkins, Inc.	14,236	1,746,330
HB Fuller Co.	39,709	2,679,563
†Ingevity Corp.	27,053	1,102,410
Innospec, Inc.	18,104	1,992,526
†Intrepid Potash, Inc.	8,200	179,744
Koppers Holdings, Inc.	14,060	455,544
Kronos Worldwide, Inc.	15,689	152,968
†LSB Industries, Inc.	39,500	299,805
Mativ Holdings, Inc.	40,079	436,861
Minerals Technologies, Inc.	23,164	1,765,328
Northern Technologies International Corp.	6,200	83,638
Orion SA	41,995	663,101
†Perimeter Solutions, Inc.	99,278	1,268,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†PureCycle Technologies, Inc.	91,400	$936,850
Quaker Chemical Corp.	10,113	1,423,506
†Rayonier Advanced Materials, Inc.	47,500	391,875
Sensient Technologies Corp.	30,995	2,208,704
Stepan Co.	15,170	981,499
Tronox Holdings PLC	87,600	882,132
Valhi, Inc.	2,100	49,119
		36,074,623
Commercial Services & Supplies–1.82%
ABM Industries, Inc.	46,623	2,386,165
ACCO Brands Corp.	69,324	363,951
†ACV Auctions, Inc. Class A	109,000	2,354,400
Aris Water Solutions, Inc. Class A	19,900	476,605
†Bridger Aerospace Group Holdings, Inc.	7,000	14,910
†BrightView Holdings, Inc.	34,900	558,051
Brink's Co.	32,560	3,020,591
†Casella Waste Systems, Inc. Class A	45,534	4,817,952
†CECO Environmental Corp.	21,700	655,991
†Cimpress PLC	12,634	906,110
CompX International, Inc.	838	21,914
†CoreCivic, Inc.	80,181	1,743,135
Deluxe Corp.	32,840	741,856
†Driven Brands Holdings, Inc.	44,400	716,616
Ennis, Inc.	18,562	391,473
†Enviri Corp.	58,800	452,760
†GEO Group, Inc.	91,538	2,561,233
†Healthcare Services Group, Inc.	54,581	633,958
HNI Corp.	34,835	1,754,639
Interface, Inc.	42,521	1,035,386
†LanzaTech Global, Inc.	88,500	121,245
†Liquidity Services, Inc.	15,873	512,539
Matthews International Corp. Class A	22,010	609,237
MillerKnoll, Inc.	51,705	1,168,016
†Montrose Environmental Group, Inc.	23,600	437,780
NL Industries, Inc.	6,336	49,231
†OPENLANE, Inc.	79,600	1,579,264
†Perma-Fix Environmental Services, Inc.	9,900	109,593
Pitney Bowes, Inc.	119,100	862,284
Quad/Graphics, Inc.	22,700	158,219
†Quest Resource Holding Corp.	13,600	88,400
Steelcase, Inc. Class A	68,598	810,828
UniFirst Corp.	11,067	1,893,453
†Viad Corp.	15,213	646,705
LVIP SSGA Small-Cap Index Fund-7

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Virco Mfg. Corp.	8,300	$85,075
VSE Corp.	10,666	1,014,337
		35,753,902
Communications Equipment–0.67%
†ADTRAN Holdings, Inc.	58,448	486,872
†Applied Optoelectronics, Inc.	29,200	1,076,312
†Aviat Networks, Inc.	8,800	159,368
†Calix, Inc.	43,631	1,521,413
†Clearfield, Inc.	9,000	279,000
†CommScope Holding Co., Inc.	156,500	815,365
†Digi International, Inc.	26,243	793,326
†Extreme Networks, Inc.	93,145	1,559,247
†Harmonic, Inc.	81,488	1,078,086
†Infinera Corp.	156,023	1,025,071
†NETGEAR, Inc.	20,934	583,431
†NetScout Systems, Inc.	51,356	1,112,371
†Ribbon Communications, Inc.	66,302	275,816
†Viasat, Inc.	91,200	776,112
†Viavi Solutions, Inc.	163,300	1,649,330
		13,191,120
Construction & Engineering–1.71%
†Ameresco, Inc. Class A	23,921	561,665
Arcosa, Inc.	35,600	3,443,944
Argan, Inc.	9,124	1,250,353
†Bowman Consulting Group Ltd.	9,900	247,005
†Centuri Holdings, Inc.	9,900	191,169
†Concrete Pumping Holdings, Inc.	16,600	110,556
†Construction Partners, Inc. Class A	31,600	2,795,336
†Dycom Industries, Inc.	20,829	3,625,496
†Fluor Corp.	124,800	6,155,136
Granite Construction, Inc.	32,079	2,813,649
†Great Lakes Dredge & Dock Corp.	48,934	552,465
†IES Holdings, Inc.	6,100	1,225,856
†Limbach Holdings, Inc.	7,600	650,104
†Matrix Service Co.	19,600	234,612
†MYR Group, Inc.	11,694	1,739,716
†Northwest Pipe Co.	7,148	344,963
†Orion Group Holdings, Inc.	22,400	164,192
Primoris Services Corp.	38,938	2,974,863
†Southland Holdings, Inc.	8,200	26,650
†Sterling Infrastructure, Inc.	21,900	3,689,055
†Tutor Perini Corp.	32,106	776,965
		33,573,750
Construction Materials–0.50%
†Knife River Corp.	41,600	4,228,224
†Smith-Midland Corp.	3,200	142,272
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
†Summit Materials, Inc. Class A	88,326	$4,469,295
U.S. Lime & Minerals, Inc.	7,835	1,040,018
		9,879,809
Consumer Finance–0.99%
†Atlanticus Holdings Corp.	4,015	223,957
Bread Financial Holdings, Inc.	36,500	2,228,690
†Consumer Portfolio Services, Inc.	6,000	65,160
†Dave, Inc.	5,800	504,136
†Encore Capital Group, Inc.	17,363	829,431
†Enova International, Inc.	18,723	1,795,161
FirstCash Holdings, Inc.	28,124	2,913,646
†Green Dot Corp. Class A	39,402	419,237
†LendingClub Corp.	81,060	1,312,361
†LendingTree, Inc.	7,400	286,750
Medallion Financial Corp.	12,100	113,619
†Moneylion, Inc.	6,300	541,863
Navient Corp.	55,700	740,253
Nelnet, Inc. Class A	10,338	1,104,202
†NerdWallet, Inc. Class A	26,100	347,130
OppFi, Inc.	14,200	108,772
†PRA Group, Inc.	28,723	600,024
PROG Holdings, Inc.	30,005	1,268,011
Regional Management Corp.	5,943	201,943
†Upstart Holdings, Inc.	56,800	3,497,176
†World Acceptance Corp.	2,301	258,725
		19,360,247
Consumer Staples Distribution & Retail–0.87%
Andersons, Inc.	23,363	946,669
†Chefs' Warehouse, Inc.	25,935	1,279,114
†Guardian Pharmacy Services, Inc. Class A	2,900	58,754
†HF Foods Group, Inc.	28,000	89,880
Ingles Markets, Inc. Class A	10,631	685,062
Natural Grocers by Vitamin Cottage, Inc.	6,789	269,659
PriceSmart, Inc.	18,432	1,698,877
SpartanNash Co.	23,158	424,254
†Sprouts Farmers Market, Inc.	73,500	9,339,645
†United Natural Foods, Inc.	43,299	1,182,496
Village Super Market, Inc. Class A	6,313	201,322
Weis Markets, Inc.	12,200	826,184
		17,001,916
Containers & Packaging–0.24%
Ardagh Metal Packaging SA	107,200	322,672
Greif, Inc. Class A	21,917	1,363,909
Myers Industries, Inc.	27,597	304,671
†O-I Glass, Inc.	114,900	1,245,516
Pactiv Evergreen, Inc.	29,500	515,365
LVIP SSGA Small-Cap Index Fund-8

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
†Ranpak Holdings Corp.	33,000	$227,040
TriMas Corp.	30,125	740,774
		4,719,947
Distributors–0.04%
A-Mark Precious Metals, Inc.	12,800	350,720
†GigaCloud Technology, Inc. Class A	17,400	322,248
Weyco Group, Inc.	4,500	168,975
		841,943
Diversified Consumer Services–1.08%
†Adtalem Global Education, Inc.	27,617	2,509,004
†American Public Education, Inc.	11,400	245,898
Carriage Services, Inc.	10,135	403,880
†Chegg, Inc.	71,000	114,310
†Coursera, Inc.	102,000	867,000
†European Wax Center, Inc. Class A	25,400	169,418
†Frontdoor, Inc.	56,400	3,083,388
Graham Holdings Co. Class B	2,300	2,005,416
†KinderCare Learning Cos., Inc.	16,200	288,360
†Laureate Education, Inc.	95,600	1,748,524
†Lincoln Educational Services Corp.	19,400	306,908
†Mister Car Wash, Inc.	69,400	505,926
†Nerdy, Inc.	50,000	81,000
OneSpaWorld Holdings Ltd.	74,200	1,476,580
Perdoceo Education Corp.	48,568	1,285,595
Strategic Education, Inc.	16,235	1,516,674
†Stride, Inc.	31,300	3,253,009
†Udemy, Inc.	69,900	575,277
†Universal Technical Institute, Inc.	29,300	753,303
		21,189,470
Diversified REITs–0.62%
Alexander & Baldwin, Inc.	54,008	958,102
Alpine Income Property Trust, Inc.	9,800	164,542
American Assets Trust, Inc.	35,573	934,147
Armada Hoffler Properties, Inc.	49,200	503,316
Broadstone Net Lease, Inc.	139,000	2,204,540
CTO Realty Growth, Inc.	16,742	329,985
Empire State Realty Trust, Inc. Class A	99,400	1,025,808
Essential Properties Realty Trust, Inc.	127,935	4,001,807
Gladstone Commercial Corp.	29,305	475,913
Global Net Lease, Inc.	148,928	1,087,174
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs (continued)
NexPoint Diversified Real Estate Trust	26,380	$160,918
One Liberty Properties, Inc.	11,807	321,623
		12,167,875
Diversified Telecommunication Services–0.61%
†Anterix, Inc.	7,400	226,958
†AST SpaceMobile, Inc.	98,400	2,076,240
ATN International, Inc.	7,592	127,622
†Bandwidth, Inc. Class A	18,300	311,466
Cogent Communications Holdings, Inc.	32,504	2,505,083
†Globalstar, Inc.	538,300	1,114,281
IDT Corp. Class B	11,400	541,728
†Liberty Latin America Ltd. Class A	118,171	749,664
†Lumen Technologies, Inc.	741,600	3,937,896
Shenandoah Telecommunications Co.	36,150	455,852
		12,046,790
Electric Utilities–0.78%
ALLETE, Inc.	42,773	2,771,691
Genie Energy Ltd. Class B	9,200	143,428
†Hawaiian Electric Industries, Inc.	122,900	1,195,817
MGE Energy, Inc.	26,815	2,519,537
Otter Tail Corp.	30,481	2,250,717
Portland General Electric Co.	74,900	3,267,138
TXNM Energy, Inc.	65,636	3,227,322
		15,375,650
Electrical Equipment–1.31%
Allient, Inc.	10,800	262,224
†American Superconductor Corp.	26,100	642,843
†Amprius Technologies, Inc.	7,200	20,160
†Array Technologies, Inc.	113,300	684,332
Atkore, Inc.	26,200	2,186,390
†Blink Charging Co.	76,300	106,057
†Bloom Energy Corp. Class A	146,745	3,259,206
†ChargePoint Holdings, Inc.	287,900	308,053
†Energy Vault Holdings, Inc.	81,100	184,908
EnerSys	29,422	2,719,476
†Enovix Corp.	116,200	1,263,094
†Fluence Energy, Inc.	45,200	717,776
†Freyr Battery, Inc.	80,500	207,690
†FuelCell Energy, Inc.	11,800	106,672
†GrafTech International Ltd.	192,000	332,160
LSI Industries, Inc.	20,800	403,936
†NANO Nuclear Energy, Inc.	3,100	77,175
†Net Power, Inc.	15,200	160,968
†NEXTracker, Inc. Class A	105,400	3,850,262
†NuScale Power Corp.	61,400	1,100,902
LVIP SSGA Small-Cap Index Fund-9

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Plug Power, Inc.	571,300	$1,216,869
Powell Industries, Inc.	6,908	1,531,158
Preformed Line Products Co.	1,786	228,233
†SES AI Corp.	93,900	205,641
†Shoals Technologies Group, Inc. Class A	124,700	689,591
†SolarMax Technology, Inc.	18,100	29,322
†Solidion Technology, Inc.	26,900	18,741
†Stem, Inc.	108,100	65,184
†Sunrun, Inc.	161,600	1,494,800
†Thermon Group Holdings, Inc.	24,760	712,345
†TPI Composites, Inc.	36,700	69,363
†Ultralife Corp.	8,000	59,600
†Vicor Corp.	16,871	815,207
		25,730,338
Electronic Equipment, Instruments & Components–2.96%
†908 Devices, Inc.	18,100	39,820
Advanced Energy Industries, Inc.	27,279	3,154,271
†Aeva Technologies, Inc.	16,880	80,180
†Arlo Technologies, Inc.	70,615	790,182
Badger Meter, Inc.	21,522	4,565,247
Bel Fuse, Inc. Class A	8,900	743,115
Belden, Inc.	29,742	3,349,247
Benchmark Electronics, Inc.	26,466	1,201,556
Climb Global Solutions, Inc.	3,100	392,925
CTS Corp.	22,111	1,165,913
†Daktronics, Inc.	27,000	455,220
†ePlus, Inc.	19,216	1,419,678
†Evolv Technologies Holdings, Inc.	96,900	382,755
†Fabrinet	26,656	5,861,121
†FARO Technologies, Inc.	13,799	349,943
†Insight Enterprises, Inc.	19,803	3,012,036
†Itron, Inc.	33,144	3,598,775
†Kimball Electronics, Inc.	17,675	331,053
†Knowles Corp.	64,506	1,285,604
†Lightwave Logic, Inc.	91,400	191,940
Methode Electronics, Inc.	25,866	304,960
†MicroVision, Inc.	153,100	200,561
†Mirion Technologies, Inc.	147,300	2,570,385
Napco Security Technologies, Inc.	25,800	917,448
†nLight, Inc.	33,500	351,415
†Novanta, Inc.	26,263	4,012,198
†OSI Systems, Inc.	11,668	1,953,573
†Ouster, Inc.	32,100	392,262
†PAR Technology Corp.	24,800	1,802,216
PC Connection, Inc.	8,224	569,676
†Plexus Corp.	19,563	3,061,218
†Powerfleet, Inc. NJ	69,100	460,206
Richardson Electronics Ltd.	9,000	126,270
†Rogers Corp.	13,852	1,407,502
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Sanmina Corp.	39,295	$2,973,453
†ScanSource, Inc.	17,237	817,896
†SmartRent, Inc.	144,900	253,575
†TTM Technologies, Inc.	73,925	1,829,644
Vishay Intertechnology, Inc.	92,721	1,570,694
†Vishay Precision Group, Inc.	8,972	210,573
		58,156,306
Energy Equipment & Services–2.06%
Archrock, Inc.	121,702	3,029,163
Atlas Energy Solutions, Inc.	50,400	1,117,872
†Borr Drilling Ltd.	175,800	685,620
†Bristow Group, Inc.	17,273	592,464
Cactus, Inc. Class A	48,300	2,818,788
ChampionX Corp.	140,000	3,806,600
Core Laboratories, Inc.	34,800	602,388
†DMC Global, Inc.	14,988	110,162
†Drilling Tools International Corp.	7,500	24,525
†Expro Group Holdings NV	70,266	876,217
†Forum Energy Technologies, Inc.	8,300	128,567
†Geospace Technologies Corp.	10,000	100,200
†Helix Energy Solutions Group, Inc.	106,856	995,898
Helmerich & Payne, Inc.	71,200	2,279,824
†Innovex International, Inc.	25,400	354,838
Kodiak Gas Services, Inc.	16,700	681,861
Liberty Energy, Inc.	116,022	2,307,678
†Mammoth Energy Services, Inc.	16,700	50,100
†Nabors Industries Ltd.	6,814	389,556
†Natural Gas Services Group, Inc.	7,700	206,360
Noble Corp. PLC	101,135	3,175,639
†NPK International, Inc.	60,641	465,116
†Oceaneering International, Inc.	74,500	1,942,960
†Oil States International, Inc.	39,100	197,846
Patterson-UTI Energy, Inc.	286,789	2,368,877
†ProFrac Holding Corp. Class A	16,900	131,144
†ProPetro Holding Corp.	65,400	610,182
Ranger Energy Services, Inc. Class A	11,600	179,568
RPC, Inc.	62,000	368,280
†SEACOR Marine Holdings, Inc.	18,800	123,328
†Seadrill Ltd.	50,100	1,950,393
Select Water Solutions, Inc.	67,700	896,348
Solaris Energy Infrastructure, Inc. Class A	18,600	535,308
†TETRA Technologies, Inc.	91,500	327,570
†Tidewater, Inc.	35,811	1,959,220
LVIP SSGA Small-Cap Index Fund-10

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Transocean Ltd.	537,400	$2,015,250
†Valaris Ltd.	44,700	1,977,528
		40,383,238
Entertainment–0.52%
†AMC Entertainment Holdings, Inc. Class A	251,000	998,980
†Atlanta Braves Holdings, Inc. Class A	44,800	1,733,352
†Cinemark Holdings, Inc.	81,400	2,521,772
†Eventbrite, Inc. Class A	59,700	200,592
†Golden Matrix Group, Inc.	15,600	30,888
†IMAX Corp.	31,800	814,080
†Lions Gate Entertainment Corp. Class A	135,500	1,066,783
†LiveOne, Inc.	52,600	77,322
†Madison Square Garden Entertainment Corp.	28,972	1,031,403
Marcus Corp.	17,334	372,681
†Playstudios, Inc.	67,100	124,806
†Reservoir Media, Inc.	13,700	123,985
†Sphere Entertainment Co.	19,672	793,175
†Vivid Seats, Inc. Class A	57,200	264,836
		10,154,655
Financial Services–2.65%
†Acacia Research Corp.	28,200	122,388
Alerus Financial Corp.	13,800	265,512
†AvidXchange Holdings, Inc.	128,900	1,332,826
Banco Latinoamericano de Comercio Exterior SA	19,858	706,349
Burford Capital Ltd.	147,500	1,880,625
Cannae Holdings, Inc.	41,800	830,148
†Cantaloupe, Inc.	42,600	405,126
Cass Information Systems, Inc.	10,015	409,714
Compass Diversified Holdings	49,400	1,140,152
Enact Holdings, Inc.	20,700	670,266
Essent Group Ltd.	76,109	4,143,374
EVERTEC, Inc.	47,707	1,647,323
Federal Agricultural Mortgage Corp. Class C	6,674	1,314,444
†Flywire Corp.	89,000	1,835,180
HA Sustainable Infrastructure Capital, Inc.	82,900	2,224,207
†I3 Verticals, Inc. Class A	16,791	386,865
†International Money Express, Inc.	23,234	483,964
Jackson Financial, Inc. Class A	54,700	4,763,276
†Marqeta, Inc. Class A	345,800	1,310,582
Merchants Bancorp	13,314	485,562
†Mr. Cooper Group, Inc.	46,287	4,444,015
†NCR Atleos Corp.	53,500	1,814,720
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
NewtekOne, Inc.	17,200	$219,644
†NMI Holdings, Inc. Class A	57,800	2,124,728
†Onity Group, Inc.	4,200	128,982
†Pagseguro Digital Ltd. Class A	138,400	866,384
†Payoneer Global, Inc.	208,700	2,095,348
†Paysafe Ltd.	23,884	408,416
†Paysign, Inc.	25,700	77,614
PennyMac Financial Services, Inc.	19,700	2,012,158
†Priority Technology Holdings, Inc.	12,800	150,400
Radian Group, Inc.	111,454	3,535,321
†Remitly Global, Inc.	108,400	2,446,588
†Repay Holdings Corp.	66,400	506,632
†Sezzle, Inc.	1,700	434,860
†StoneCo Ltd. Class A	209,700	1,671,309
†SWK Holdings Corp.	2,200	34,892
†Velocity Financial, Inc.	5,900	115,404
Walker & Dunlop, Inc.	23,663	2,300,280
Waterstone Financial, Inc.	11,880	159,667
		51,905,245
Food Products–0.99%
Alico, Inc.	5,500	142,615
B&G Foods, Inc.	56,714	390,759
†Beyond Meat, Inc.	45,900	172,584
†BRC, Inc. Class A	41,300	130,921
Calavo Growers, Inc.	12,654	322,677
Cal-Maine Foods, Inc.	30,030	3,090,688
Dole PLC	54,300	735,222
†Forafric Global PLC	4,600	47,150
Fresh Del Monte Produce, Inc.	25,056	832,110
†Hain Celestial Group, Inc.	66,500	408,975
J & J Snack Foods Corp.	11,187	1,735,439
John B Sanfilippo & Son, Inc.	6,502	566,389
Lancaster Colony Corp.	14,354	2,485,252
†Lifeway Foods, Inc.	3,500	86,800
Limoneira Co.	12,300	300,858
†Mama's Creations, Inc.	23,800	189,448
†Mission Produce, Inc.	32,200	462,714
†Seneca Foods Corp. Class A	3,488	276,459
†Simply Good Foods Co.	67,300	2,623,354
†SunOpta, Inc.	68,000	523,600
†TreeHouse Foods, Inc.	34,400	1,208,472
Utz Brands, Inc.	48,200	754,812
†Vital Farms, Inc.	24,200	912,098
†Westrock Coffee Co.	24,700	158,574
WK Kellogg Co.	48,700	876,113
		19,434,083
Gas Utilities–0.96%
Brookfield Infrastructure Corp. Class A	87,478	3,499,995
LVIP SSGA Small-Cap Index Fund-11

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Chesapeake Utilities Corp.	16,365	$1,985,893
New Jersey Resources Corp.	71,697	3,344,665
Northwest Natural Holding Co.	28,119	1,112,388
ONE Gas, Inc.	41,079	2,844,721
RGC Resources, Inc.	6,300	126,378
Southwest Gas Holdings, Inc.	44,422	3,141,079
Spire, Inc.	41,420	2,809,518
		18,864,637
Ground Transportation–0.43%
ArcBest Corp.	17,375	1,621,435
Covenant Logistics Group, Inc.	6,000	327,060
FTAI Infrastructure, Inc.	74,700	542,322
Heartland Express, Inc.	34,009	381,581
†Hertz Global Holdings, Inc.	91,000	333,060
Marten Transport Ltd.	43,094	672,697
†PAMT Corp.	4,800	78,624
†Proficient Auto Logistics, Inc.	10,500	84,735
†RXO, Inc.	106,383	2,536,171
Universal Logistics Holdings, Inc.	5,197	238,750
Werner Enterprises, Inc.	45,720	1,642,263
		8,458,698
Health Care Equipment & Supplies–3.01%
†Accuray, Inc.	68,300	135,234
†Alphatec Holdings, Inc.	76,100	698,598
†AngioDynamics, Inc.	27,392	250,911
†Artivion, Inc.	29,410	840,832
†AtriCure, Inc.	35,103	1,072,748
†Avanos Medical, Inc.	33,700	536,504
†Axogen, Inc.	31,000	510,880
†Bioventus, Inc. Class A	27,800	291,900
†Ceribell, Inc.	5,700	147,516
†Cerus Corp.	137,283	211,416
CONMED Corp.	22,722	1,555,094
†CVRx, Inc.	9,300	117,831
Embecta Corp.	42,700	881,755
†Fractyl Health, Inc.	15,500	31,930
†Glaukos Corp.	35,645	5,344,611
†Haemonetics Corp.	36,800	2,873,344
†ICU Medical, Inc.	15,800	2,451,686
†Inari Medical, Inc.	39,000	1,990,950
†Inmode Ltd.	53,000	885,100
†Inogen, Inc.	18,590	170,470
†Integer Holdings Corp.	24,525	3,250,053
†Integra LifeSciences Holdings Corp.	49,800	1,129,464
iRadimed Corp.	6,000	330,000
†iRhythm Technologies, Inc.	23,050	2,078,418
†Lantheus Holdings, Inc.	50,406	4,509,321
LeMaitre Vascular, Inc.	14,998	1,381,916
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†LivaNova PLC	40,096	$1,856,846
†Merit Medical Systems, Inc.	41,741	4,037,189
†Neogen Corp.	160,750	1,951,505
†NeuroPace, Inc.	10,800	120,852
†Nevro Corp.	27,900	103,788
†Novocure Ltd.	78,200	2,330,360
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	33,825	1,505,889
†OraSure Technologies, Inc.	54,406	196,406
†Orchestra BioMed Holdings, Inc.	18,500	74,000
†Orthofix Medical, Inc.	24,618	429,830
†OrthoPediatrics Corp.	12,505	289,866
†Paragon 28, Inc.	34,900	360,517
†PROCEPT BioRobotics Corp.	31,500	2,536,380
†Pulmonx Corp.	28,500	193,515
†Pulse Biosciences, Inc.	13,777	239,857
†RxSight, Inc.	26,486	910,589
†Sanara Medtech, Inc.	3,100	102,920
†Semler Scientific, Inc.	3,500	189,000
†SI-BONE, Inc.	29,700	416,394
†Sight Sciences, Inc.	27,900	101,556
†STAAR Surgical Co.	36,699	891,419
†Stereotaxis, Inc.	43,500	99,180
†Surmodics, Inc.	10,265	406,494
†Tactile Systems Technology, Inc.	17,200	294,636
†Tandem Diabetes Care, Inc.	48,000	1,728,960
†TransMedics Group, Inc.	23,800	1,483,930
†Treace Medical Concepts, Inc.	36,200	269,328
†UFP Technologies, Inc.	5,340	1,305,683
Utah Medical Products, Inc.	2,315	142,303
†Varex Imaging Corp.	28,500	415,815
†Zimvie, Inc.	20,000	279,000
†Zynex, Inc.	12,160	97,402
		59,039,891
Health Care Providers & Services–2.70%
†Accolade, Inc.	54,200	185,364
†AdaptHealth Corp.	75,500	718,760
†Addus HomeCare Corp.	12,300	1,541,805
†agilon health, Inc.	228,800	434,720
†AirSculpt Technologies, Inc.	10,100	52,419
†Alignment Healthcare, Inc.	74,200	834,750
†AMN Healthcare Services, Inc.	28,074	671,530
†Ardent Health Partners, Inc.	2,100	35,868
†Astrana Health, Inc.	31,900	1,005,807
†Aveanna Healthcare Holdings, Inc.	38,800	177,316
†BrightSpring Health Services, Inc.	39,900	679,497
LVIP SSGA Small-Cap Index Fund-12

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Brookdale Senior Living, Inc.	142,000	$714,260
†Castle Biosciences, Inc.	19,200	511,680
†Community Health Systems, Inc.	93,100	278,369
Concentra Group Holdings Parent, Inc.	80,673	1,595,712
†CorVel Corp.	19,458	2,164,897
†Cross Country Healthcare, Inc.	24,217	439,781
†DocGo, Inc.	75,400	319,696
†Enhabit, Inc.	36,100	281,941
Ensign Group, Inc.	40,433	5,371,928
†Fulgent Genetics, Inc.	14,700	271,509
†GeneDx Holdings Corp.	9,300	714,798
†Guardant Health, Inc.	87,000	2,657,850
†HealthEquity, Inc.	62,430	5,990,159
†Hims & Hers Health, Inc.	138,800	3,356,184
†InfuSystem Holdings, Inc.	14,369	121,418
†Innovage Holding Corp.	15,700	61,701
†Joint Corp.	8,600	91,418
†LifeStance Health Group, Inc.	91,500	674,355
†ModivCare, Inc.	8,833	104,583
†Nano-X Imaging Ltd.	40,200	289,440
National HealthCare Corp.	9,275	997,619
National Research Corp.	11,037	194,693
†NeoGenomics, Inc.	94,565	1,558,431
†OPKO Health, Inc.	241,600	355,152
†Option Care Health, Inc.	126,007	2,923,362
†Owens & Minor, Inc.	55,954	731,319
†PACS Group, Inc.	29,300	384,123
Patterson Cos., Inc.	58,200	1,796,052
†Pediatrix Medical Group, Inc.	62,600	821,312
†Pennant Group, Inc.	21,166	561,322
†Performant Healthcare, Inc.	55,400	167,308
†Privia Health Group, Inc.	74,900	1,464,295
†Progyny, Inc.	58,500	1,009,125
†Quipt Home Medical Corp.	30,400	92,720
†RadNet, Inc.	48,500	3,387,240
Select Medical Holdings Corp.	79,767	1,503,608
†Sonida Senior Living, Inc.	2,700	62,316
†Surgery Partners, Inc.	57,000	1,206,690
†Talkspace, Inc.	91,200	281,808
U.S. Physical Therapy, Inc.	11,049	980,157
†Viemed Healthcare, Inc.	25,800	206,916
		53,035,083
Health Care REITs–0.71%
American Healthcare REIT, Inc.	103,900	2,952,838
CareTrust REIT, Inc.	119,971	3,245,216
Community Healthcare Trust, Inc.	20,110	386,313
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Diversified Healthcare Trust	159,500	$366,850
Global Medical REIT, Inc.	45,100	348,172
LTC Properties, Inc.	31,873	1,101,212
National Health Investors, Inc.	30,834	2,136,796
Sabra Health Care REIT, Inc.	170,577	2,954,394
Strawberry Fields REIT, Inc.	4,900	51,646
Universal Health Realty Income Trust	9,573	356,211
		13,899,648
Health Care Technology–0.34%
†Definitive Healthcare Corp.	38,200	157,002
†Evolent Health, Inc. Class A	85,600	963,000
†Health Catalyst, Inc.	42,500	300,475
HealthStream, Inc.	18,045	573,831
†LifeMD, Inc.	27,500	136,125
†OptimizeRx Corp.	14,800	71,928
†Phreesia, Inc.	39,600	996,336
†Schrodinger, Inc.	41,200	794,748
Simulations Plus, Inc.	11,800	329,102
†Teladoc Health, Inc.	126,200	1,147,158
†Waystar Holding Corp.	32,000	1,174,400
		6,644,105
Hotel & Resort REITs–0.76%
Apple Hospitality REIT, Inc.	168,000	2,578,800
Braemar Hotels & Resorts, Inc.	50,900	152,700
Chatham Lodging Trust	36,331	325,163
DiamondRock Hospitality Co.	150,874	1,362,392
Pebblebrook Hotel Trust	88,560	1,199,988
RLJ Lodging Trust	113,055	1,154,292
Ryman Hospitality Properties, Inc.	42,806	4,466,378
Service Properties Trust	122,400	310,896
Summit Hotel Properties, Inc.	77,873	533,430
Sunstone Hotel Investors, Inc.	148,292	1,755,777
Xenia Hotels & Resorts, Inc.	75,604	1,123,475
		14,963,291
Hotels, Restaurants & Leisure–1.97%
†Accel Entertainment, Inc.	36,600	390,888
†Bally's Corp.	17,773	317,959
†Biglari Holdings, Inc. Class B	525	133,502
†BJ's Restaurants, Inc.	13,859	486,936
Bloomin' Brands, Inc.	57,052	696,605
†Brinker International, Inc.	32,100	4,246,509
Cheesecake Factory, Inc.	35,574	1,687,631
Cracker Barrel Old Country Store, Inc.	16,362	864,895
†Dave & Buster's Entertainment, Inc.	23,800	694,722
LVIP SSGA Small-Cap Index Fund-13

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Denny's Corp.	36,456	$220,559
†Despegar.com Corp.	45,600	877,800
Dine Brands Global, Inc.	11,332	341,093
†El Pollo Loco Holdings, Inc.	19,700	227,338
†Everi Holdings, Inc.	58,600	791,686
†First Watch Restaurant Group, Inc.	22,500	418,725
†Full House Resorts, Inc.	24,900	101,592
†Global Business Travel Group I	93,100	863,968
Golden Entertainment, Inc.	14,800	467,680
†Hilton Grand Vacations, Inc.	52,600	2,048,770
†Inspired Entertainment, Inc.	15,700	142,085
International Game Technology PLC	82,400	1,455,184
Jack in the Box, Inc.	14,515	604,405
Krispy Kreme, Inc.	63,500	630,555
†Kura Sushi USA, Inc. Class A	4,300	389,494
†Life Time Group Holdings, Inc.	44,200	977,704
†Lindblad Expeditions Holdings, Inc.	26,900	319,034
Monarch Casino & Resort, Inc.	9,384	740,398
Nathan's Famous, Inc.	1,700	133,637
†ONE Group Hospitality, Inc.	17,000	49,300
Papa John's International, Inc.	24,422	1,003,011
†PlayAGS, Inc.	25,600	295,168
†Portillo's, Inc. Class A	40,100	376,940
†Potbelly Corp.	19,100	179,922
RCI Hospitality Holdings, Inc.	6,300	362,061
Red Rock Resorts, Inc. Class A	35,700	1,650,768
†Rush Street Interactive, Inc.	56,400	773,808
†Sabre Corp.	279,000	1,018,350
†Shake Shack, Inc. Class A	27,700	3,595,460
Six Flags Entertainment Corp.	67,940	3,274,029
Super Group SGHC Ltd.	111,100	692,153
†Sweetgreen, Inc. Class A	72,800	2,333,968
†Target Hospitality Corp.	23,700	229,060
†United Parks & Resorts, Inc.	23,962	1,346,425
†Vacasa, Inc. Class A	7,200	35,280
†Xponential Fitness, Inc. Class A	17,900	240,755
		38,727,812
Household Durables–1.95%
†Beazer Homes USA, Inc.	21,219	582,674
†Cavco Industries, Inc.	6,026	2,688,982
Century Communities, Inc.	20,138	1,477,324
†Champion Homes, Inc.	39,334	3,465,325
Cricut, Inc. Class A	33,700	192,090
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Dream Finders Homes, Inc. Class A	19,900	$463,073
Ethan Allen Interiors, Inc.	16,732	470,337
Flexsteel Industries, Inc.	3,300	179,322
†GoPro, Inc. Class A	97,300	106,057
†Green Brick Partners, Inc.	22,982	1,298,253
Hamilton Beach Brands Holding Co. Class A	5,900	99,297
†Helen of Troy Ltd.	16,698	999,041
Hooker Furnishings Corp.	7,800	109,278
†Hovnanian Enterprises, Inc. Class A	3,600	481,752
Installed Building Products, Inc.	17,518	3,070,029
†iRobot Corp.	21,222	164,470
KB Home	47,836	3,143,782
†Landsea Homes Corp.	12,801	108,680
La-Z-Boy, Inc.	30,933	1,347,751
†Legacy Housing Corp.	8,360	206,325
†LGI Homes, Inc.	15,500	1,385,700
Lifetime Brands, Inc.	9,900	58,509
†Lovesac Co.	10,500	248,430
†M/I Homes, Inc.	19,474	2,589,068
Meritage Homes Corp.	26,284	4,043,005
†Purple Innovation, Inc.	43,311	33,783
†Sonos, Inc.	88,936	1,337,597
†Taylor Morrison Home Corp.	74,600	4,566,266
†Traeger, Inc.	23,600	56,404
†Tri Pointe Homes, Inc.	67,252	2,438,558
†United Homes Group, Inc.	4,700	19,881
Worthington Enterprises, Inc.	23,008	922,851
		38,353,894
Household Products–0.31%
†Central Garden & Pet Co.	45,852	1,557,383
Energizer Holdings, Inc.	53,200	1,856,148
Oil-Dri Corp. of America	3,500	306,740
WD-40 Co.	10,038	2,436,022
		6,156,293
Independent Power and Renewable Electricity Producers–0.17%
†Altus Power, Inc.	54,900	223,443
†Montauk Renewables, Inc.	47,600	189,448
Ormat Technologies, Inc.	39,760	2,692,547
†Sunnova Energy International, Inc.	79,300	271,999
		3,377,437
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	19,300	468,218
		468,218
LVIP SSGA Small-Cap Index Fund-14

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.41%
Industrial Logistics Properties Trust	46,800	$170,820
Innovative Industrial Properties, Inc.	20,800	1,386,112
LXP Industrial Trust	214,186	1,739,190
Plymouth Industrial REIT, Inc.	29,700	528,660
Terreno Realty Corp.	69,634	4,118,155
		7,942,937
Insurance–2.00%
†Ambac Financial Group, Inc.	32,193	407,241
†American Coastal Insurance Corp. Class C	17,500	235,550
AMERISAFE, Inc.	14,099	726,662
†Baldwin Insurance Group, Inc.	48,800	1,891,488
†Bowhead Specialty Holdings, Inc.	3,200	113,664
CNO Financial Group, Inc.	77,612	2,887,942
Crawford & Co. Class A	10,700	123,692
Donegal Group, Inc. Class A	11,146	172,429
Employers Holdings, Inc.	18,327	938,892
†Enstar Group Ltd.	9,211	2,966,403
F&G Annuities & Life, Inc.	13,300	551,152
Fidelis Insurance Holdings Ltd.	37,100	672,623
†Genworth Financial, Inc. Class A	316,200	2,210,238
†GoHealth, Inc. Class A	3,300	44,187
†Goosehead Insurance, Inc. Class A	16,600	1,779,852
†Greenlight Capital Re Ltd. Class A	20,457	286,398
†Hamilton Insurance Group Ltd. Class B	28,700	546,161
HCI Group, Inc.	6,107	711,649
†Heritage Insurance Holdings, Inc.	16,500	199,650
†Hippo Holdings, Inc.	14,632	391,699
Horace Mann Educators Corp.	30,331	1,189,885
Investors Title Co.	1,053	249,308
James River Group Holdings Ltd.	24,900	121,263
†Kingsway Financial Services, Inc.	10,100	84,537
†Lemonade, Inc.	38,200	1,401,176
†Maiden Holdings Ltd.	69,000	116,610
†MBIA, Inc.	33,784	218,245
Mercury General Corp.	19,900	1,322,952
†NI Holdings, Inc.	6,400	100,480
†Oscar Health, Inc. Class A	143,300	1,925,952
†Palomar Holdings, Inc.	18,000	1,900,620
†ProAssurance Corp.	37,900	602,989
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Root, Inc. Class A	6,300	$457,317
Safety Insurance Group, Inc.	10,899	898,078
Selective Insurance Group, Inc.	44,407	4,152,943
†Selectquote, Inc.	97,200	361,584
†SiriusPoint Ltd.	68,600	1,124,354
†Skyward Specialty Insurance Group, Inc.	27,500	1,389,850
Stewart Information Services Corp.	20,039	1,352,432
Tiptree, Inc.	18,346	382,698
†Trupanion, Inc.	24,461	1,179,020
United Fire Group, Inc.	15,321	435,882
Universal Insurance Holdings, Inc.	17,803	374,931
		39,200,678
Interactive Media & Services–0.62%
†Bumble, Inc. Class A	71,300	580,382
†Cargurus, Inc.	63,900	2,334,906
†Cars.com, Inc.	48,500	840,505
†EverQuote, Inc. Class A	18,600	371,814
†fuboTV, Inc.	217,800	274,428
†Getty Images Holdings, Inc.	72,300	156,168
†Grindr, Inc.	18,200	324,688
†MediaAlpha, Inc. Class A	19,560	220,832
†Nextdoor Holdings, Inc.	129,400	306,678
†Outbrain, Inc.	30,400	218,272
†QuinStreet, Inc.	39,011	899,984
Shutterstock, Inc.	18,152	550,913
†System1, Inc.	22,200	19,942
†TrueCar, Inc.	63,500	236,855
†Vimeo, Inc.	108,800	696,320
†Webtoon Entertainment, Inc.	6,000	81,480
†Yelp, Inc.	46,700	1,807,290
†Ziff Davis, Inc.	32,287	1,754,476
†ZipRecruiter, Inc. Class A	53,200	385,168
		12,061,101
IT Services–0.49%
†Applied Digital Corp.	138,509	1,058,209
†ASGN, Inc.	31,704	2,642,211
†Backblaze, Inc. Class A	28,700	172,774
†BigBear.ai Holdings, Inc.	72,600	323,070
†BigCommerce Holdings, Inc.	52,300	320,076
†Couchbase, Inc.	28,900	450,551
†DigitalOcean Holdings, Inc.	48,200	1,642,174
†Fastly, Inc. Class A	95,600	902,464
†Grid Dynamics Holdings, Inc.	42,400	942,976
Hackett Group, Inc.	18,576	570,655
Information Services Group, Inc.	25,500	85,170
†Rackspace Technology, Inc.	49,600	109,616
LVIP SSGA Small-Cap Index Fund-15

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Tucows, Inc. Class A	6,300	$107,982
†Unisys Corp.	48,854	309,246
		9,637,174
Leisure Products–0.40%
Acushnet Holdings Corp.	20,700	1,471,356
†AMMO, Inc.	70,500	77,550
Clarus Corp.	23,724	106,995
Escalade, Inc.	7,000	99,960
†Funko, Inc. Class A	22,600	302,614
†JAKKS Pacific, Inc.	5,900	166,085
Johnson Outdoors, Inc. Class A	3,386	111,738
†Latham Group, Inc.	29,900	208,104
†Malibu Boats, Inc. Class A	14,600	548,814
Marine Products Corp.	4,936	45,263
†MasterCraft Boat Holdings, Inc.	12,200	232,654
†Peloton Interactive, Inc. Class A	252,500	2,196,750
†Revelyst, Inc.	41,800	803,814
Smith & Wesson Brands, Inc.	33,232	335,810
†Solo Brands, Inc. Class A	17,700	20,178
Sturm Ruger & Co., Inc.	11,014	389,565
†Topgolf Callaway Brands Corp.	104,527	821,582
		7,938,832
Life Sciences Tools & Services–0.28%
†Adaptive Biotechnologies Corp.	85,900	514,970
†Akoya Biosciences, Inc.	18,300	41,907
†BioLife Solutions, Inc.	26,700	693,132
†ChromaDex Corp.	36,300	192,572
†Codexis, Inc.	53,500	255,195
†Conduit Pharmaceuticals, Inc.	20,300	1,393
†CryoPort, Inc.	33,100	257,518
†Cytek Biosciences, Inc.	90,000	584,100
†Harvard Bioscience, Inc.	30,800	64,988
†Lifecore Biomedical, Inc.	17,000	126,310
†Maravai LifeSciences Holdings, Inc. Class A	81,900	446,355
†MaxCyte, Inc.	77,600	322,816
Mesa Laboratories, Inc.	3,830	505,062
†Nautilus Biotechnology, Inc.	34,500	57,960
†OmniAb, Inc.	68,489	242,451
†Pacific Biosciences of California, Inc.	199,398	364,898
†Quanterix Corp.	26,600	282,758
†Quantum-Si, Inc.	75,400	203,580
†Standard BioTools, Inc.	218,800	382,900
		5,540,865
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.96%
†374Water, Inc.	49,000	$33,447
†3D Systems Corp.	94,522	310,032
Alamo Group, Inc.	7,435	1,382,241
Albany International Corp. Class A	22,843	1,826,755
Astec Industries, Inc.	16,869	566,798
Atmus Filtration Technologies, Inc.	61,200	2,397,816
Barnes Group, Inc.	34,054	1,609,392
†Blue Bird Corp.	23,492	907,496
†Chart Industries, Inc.	31,474	6,006,498
Columbus McKinnon Corp.	20,908	778,614
†Commercial Vehicle Group, Inc.	14,100	34,968
Douglas Dynamics, Inc.	16,549	391,053
Eastern Co.	3,900	103,506
†Energy Recovery, Inc.	42,100	618,870
Enerpac Tool Group Corp.	39,814	1,635,957
Enpro, Inc.	15,109	2,605,547
ESCO Technologies, Inc.	18,938	2,522,731
Federal Signal Corp.	43,907	4,056,568
Franklin Electric Co., Inc.	32,840	3,200,258
†Gencor Industries, Inc.	7,900	139,435
Gorman-Rupp Co.	14,382	545,365
†Graham Corp.	7,600	337,972
Greenbrier Cos., Inc.	22,401	1,366,237
Helios Technologies, Inc.	24,528	1,094,930
Hillenbrand, Inc.	51,732	1,592,311
†Hillman Solutions Corp.	144,800	1,410,352
†Hyliion Holdings Corp.	104,500	272,745
Hyster-Yale, Inc.	8,166	415,894
John Bean Technologies Corp.	34,292	4,358,513
Kadant, Inc.	8,599	2,966,569
Kennametal, Inc.	56,800	1,364,336
†L.B. Foster Co. Class A	6,500	174,850
Lindsay Corp.	7,907	935,477
Luxfer Holdings PLC	20,700	270,963
†Manitowoc Co., Inc.	24,175	220,718
†Mayville Engineering Co., Inc.	9,100	143,052
Miller Industries, Inc.	8,246	538,959
Mueller Industries, Inc.	81,680	6,482,125
Mueller Water Products, Inc. Class A	114,127	2,567,858
†NN, Inc.	36,400	119,028
Omega Flex, Inc.	2,389	100,266
Park-Ohio Holdings Corp.	5,700	149,739
†Proto Labs, Inc.	18,743	732,664
REV Group, Inc.	37,700	1,201,499
Shyft Group, Inc.	24,616	288,992
†SPX Technologies, Inc.	33,000	4,802,160
Standex International Corp.	8,554	1,599,513
†Taylor Devices, Inc.	1,900	79,078
Tennant Co.	13,581	1,107,259
LVIP SSGA Small-Cap Index Fund-16

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Terex Corp.	48,500	$2,241,670
†Titan International, Inc.	37,000	251,230
Trinity Industries, Inc.	60,000	2,106,000
Twin Disc, Inc.	8,000	94,000
Wabash National Corp.	32,340	553,984
Watts Water Technologies, Inc. Class A	19,894	4,044,450
		77,658,740
Marine Transportation–0.27%
Costamare, Inc.	31,400	403,490
Genco Shipping & Trading Ltd.	31,300	436,322
Golden Ocean Group Ltd.	90,200	808,192
†Himalaya Shipping Ltd.	23,200	112,752
Matson, Inc.	24,100	3,249,644
Pangaea Logistics Solutions Ltd.	24,900	133,464
Safe Bulkers, Inc.	37,600	134,232
		5,278,096
Media–0.78%
†Advantage Solutions, Inc.	77,700	226,884
†AMC Networks, Inc. Class A	23,100	228,690
†Boston Omaha Corp. Class A	17,200	243,896
Cable One, Inc.	4,100	1,484,692
†Cardlytics, Inc.	31,800	117,978
†Clear Channel Outdoor Holdings, Inc.	261,600	358,392
†EchoStar Corp. Class A	89,500	2,049,550
Emerald Holding, Inc.	11,500	55,430
Entravision Communications Corp. Class A	47,030	110,521
†EW Scripps Co. Class A	46,266	102,248
†Gambling.com Group Ltd.	12,700	178,816
†Gannett Co., Inc.	105,224	532,433
Gray Television, Inc.	58,418	184,017
†Ibotta, Inc. Class A	10,400	676,832
†iHeartMedia, Inc. Class A	77,000	152,460
†Innovid Corp.	77,000	237,930
†Integral Ad Science Holding Corp.	53,100	554,364
John Wiley & Sons, Inc. Class A	26,700	1,167,057
†Magnite, Inc.	92,842	1,478,045
†National CineMedia, Inc.	52,600	349,264
†PubMatic, Inc. Class A	31,000	455,390
Scholastic Corp.	16,891	360,285
Sinclair, Inc.	23,300	376,062
†Stagwell, Inc.	61,800	406,644
†TechTarget, Inc.	19,198	380,504
TEGNA, Inc.	120,994	2,212,980
†Thryv Holdings, Inc.	23,200	343,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Townsquare Media, Inc. Class A	10,300	$93,627
†WideOpenWest, Inc.	35,894	178,034
		15,296,385
Metals & Mining–1.55%
†Alpha Metallurgical Resources, Inc.	8,000	1,600,960
Arch Resources, Inc.	12,800	1,807,616
Caledonia Mining Corp. PLC	10,500	98,805
Carpenter Technology Corp.	34,700	5,888,937
†Century Aluminum Co.	39,158	713,459
†Coeur Mining, Inc.	291,186	1,665,584
Commercial Metals Co.	83,100	4,121,760
Compass Minerals International, Inc.	25,200	283,500
†Constellium SE	93,800	963,326
†Contango ORE, Inc.	6,200	62,124
†Critical Metals Corp.	5,800	39,382
†Dakota Gold Corp.	46,900	103,180
Hecla Mining Co.	432,876	2,125,421
†i-80 Gold Corp.	205,000	99,425
†Ivanhoe Electric, Inc.	62,000	468,100
Kaiser Aluminum Corp.	11,422	802,624
†Lifezone Metals Ltd.	26,200	182,090
†MAC Copper Ltd. Class A	39,400	418,428
Materion Corp.	15,084	1,491,506
†Metallus, Inc.	31,300	442,269
†Novagold Resources, Inc.	180,900	602,397
Olympic Steel, Inc.	7,006	229,867
†Perpetua Resources Corp.	27,900	297,693
†Piedmont Lithium, Inc.	14,000	122,360
Radius Recycling, Inc.	19,201	292,239
Ramaco Resources, Inc. Class A	23,171	236,487
Ryerson Holding Corp.	19,525	361,408
†SSR Mining, Inc.	149,800	1,042,608
SunCoke Energy, Inc.	60,844	651,031
†Tredegar Corp.	20,230	155,366
†Universal Stainless & Alloy Products, Inc.	6,500	286,195
Warrior Met Coal, Inc.	38,000	2,061,120
Worthington Steel, Inc.	23,908	760,752
		30,478,019
Mortgage Real Estate Investment Trusts (REITs)–0.88%
Advanced Flower Capital, Inc.	12,200	101,626
AG Mortgage Investment Trust, Inc.	19,000	126,350
Angel Oak Mortgage REIT, Inc.	9,600	89,088
Apollo Commercial Real Estate Finance, Inc.	101,081	875,361
Arbor Realty Trust, Inc.	134,300	1,860,055
LVIP SSGA Small-Cap Index Fund-17

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
ARES Commercial Real Estate Corp.	39,589	$233,179
ARMOUR Residential REIT, Inc.	36,370	685,938
Blackstone Mortgage Trust, Inc. Class A	127,917	2,227,035
BrightSpire Capital, Inc.	95,800	540,312
Chicago Atlantic Real Estate Finance, Inc.	12,200	188,124
Chimera Investment Corp.	59,766	836,724
Claros Mortgage Trust, Inc.	63,100	285,212
Dynex Capital, Inc.	49,043	620,394
Ellington Financial, Inc.	61,300	742,956
Franklin BSP Realty Trust, Inc.	60,930	764,062
Granite Point Mortgage Trust, Inc.	40,100	111,879
Invesco Mortgage Capital, Inc.	36,353	292,642
KKR Real Estate Finance Trust, Inc.	43,600	440,360
Ladder Capital Corp.	84,189	942,075
MFA Financial, Inc.	75,950	773,931
New York Mortgage Trust, Inc.	67,345	408,111
Nexpoint Real Estate Finance, Inc.	6,300	98,847
Orchid Island Capital, Inc.	42,060	327,227
PennyMac Mortgage Investment Trust	61,121	769,513
Ready Capital Corp.	119,872	817,527
Redwood Trust, Inc.	97,625	637,491
Seven Hills Realty Trust	10,000	130,800
Sunrise Realty Trust, Inc.	4,800	67,584
TPG RE Finance Trust, Inc.	43,500	369,750
Two Harbors Investment Corp.	77,000	910,910
		17,275,063
Multi-Utilities–0.41%
Avista Corp.	57,126	2,092,525
Black Hills Corp.	50,573	2,959,532
Northwestern Energy Group, Inc.	45,406	2,427,405
Unitil Corp.	11,841	641,664
		8,121,126
Office REITs–0.70%
Brandywine Realty Trust	125,700	703,920
City Office REIT, Inc.	29,700	163,944
COPT Defense Properties	83,000	2,568,850
Douglas Emmett, Inc.	119,000	2,208,640
Easterly Government Properties, Inc.	72,000	817,920
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Franklin Street Properties Corp.	76,600	$140,178
Hudson Pacific Properties, Inc.	101,400	307,242
JBG SMITH Properties	59,500	914,515
†NET Lease Office Properties	11,000	343,310
Orion Office REIT, Inc.	44,000	163,240
Paramount Group, Inc.	136,800	675,792
Peakstone Realty Trust	26,600	294,462
Piedmont Office Realty Trust, Inc. Class A	91,600	838,140
Postal Realty Trust, Inc. Class A	16,100	210,105
SL Green Realty Corp.	48,500	3,294,120
		13,644,378
Oil, Gas & Consumable Fuels–3.04%
†Aemetis, Inc.	28,800	77,472
†Amplify Energy Corp.	29,100	174,600
Ardmore Shipping Corp.	30,300	368,145
Berry Corp.	50,771	209,684
†BKV Corp.	2,500	59,450
California Resources Corp.	50,900	2,641,201
†Centrus Energy Corp. Class A	10,424	694,343
Chord Energy Corp.	810	94,705
†Clean Energy Fuels Corp.	126,595	317,753
†CNX Resources Corp.	106,400	3,901,688
=†Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	68,500	1,248,070
CONSOL Energy, Inc.	21,500	2,293,620
Crescent Energy Co. Class A	105,705	1,544,350
CVR Energy, Inc.	25,300	474,122
Delek U.S. Holdings, Inc.	47,062	870,647
DHT Holdings, Inc.	100,100	929,929
Diversified Energy Co. PLC	33,400	561,120
Dorian LPG Ltd.	26,836	653,993
†Empire Petroleum Corp.	10,400	79,040
†Encore Energy Corp.	136,200	464,442
†Energy Fuels, Inc.	124,600	639,198
Evolution Petroleum Corp.	23,900	124,997
Excelerate Energy, Inc. Class A	13,000	393,250
†FLEX LNG Ltd.	22,600	518,444
FutureFuel Corp.	19,108	101,081
Golar LNG Ltd.	72,201	3,055,546
Granite Ridge Resources, Inc.	39,000	251,940
†Green Plains, Inc.	47,293	448,338
†Gulfport Energy Corp.	9,600	1,768,320
†Hallador Energy Co.	18,800	215,260
HighPeak Energy, Inc.	11,400	167,580
International Seaways, Inc.	29,736	1,068,712
Kinetik Holdings, Inc.	28,342	1,607,275
†Kosmos Energy Ltd.	344,300	1,177,506
LVIP SSGA Small-Cap Index Fund-18

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp. Class A	126,300	$2,952,894
Murphy Oil Corp.	104,600	3,165,196
NACCO Industries, Inc. Class A	3,200	95,424
†NextDecade Corp.	84,800	653,808
Nordic American Tankers Ltd.	151,198	377,995
Northern Oil & Gas, Inc.	72,800	2,705,248
†Par Pacific Holdings, Inc.	39,035	639,784
PBF Energy, Inc. Class A	73,900	1,962,045
Peabody Energy Corp.	93,012	1,947,671
†PrimeEnergy Resources Corp.	500	109,795
†REX American Resources Corp.	11,450	477,351
Riley Exploration Permian, Inc.	8,400	268,128
†Ring Energy, Inc.	105,900	144,024
†Sable Offshore Corp.	37,400	856,460
SandRidge Energy, Inc.	23,300	272,843
Scorpio Tankers, Inc.	32,622	1,620,987
SFL Corp. Ltd.	86,942	888,547
Sitio Royalties Corp. Class A	59,921	1,149,285
SM Energy Co.	84,100	3,259,716
†Talos Energy, Inc.	107,900	1,047,709
Teekay Corp. Ltd.	40,400	279,972
Teekay Tankers Ltd. Class A	17,100	680,409
†Uranium Energy Corp.	294,000	1,966,860
†Ur-Energy, Inc.	217,600	250,240
VAALCO Energy, Inc.	77,300	337,801
†Verde Clean Fuels, Inc.	1,012	4,114
†Vital Energy, Inc.	20,400	630,768
Vitesse Energy, Inc.	18,500	462,500
W&T Offshore, Inc.	78,136	129,706
World Kinect Corp.	41,700	1,147,167
		59,680,268
Paper & Forest Products–0.12%
†Clearwater Paper Corp.	12,051	358,758
Sylvamo Corp.	25,600	2,022,912
		2,381,670
Passenger Airlines–0.47%
Allegiant Travel Co.	11,384	1,071,462
†Blade Air Mobility, Inc.	41,000	174,250
†Frontier Group Holdings, Inc.	30,100	214,011
†JetBlue Airways Corp.	230,300	1,810,158
†Joby Aviation, Inc.	310,000	2,520,300
†SkyWest, Inc.	28,892	2,892,956
†Sun Country Airlines Holdings, Inc.	29,400	428,652
†Wheels Up Experience, Inc.	70,800	116,820
		9,228,609
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.26%
†Beauty Health Co.	51,400	$81,726
Edgewell Personal Care Co.	35,200	1,182,720
†Herbalife Ltd.	74,100	495,729
†Honest Co., Inc.	59,600	413,028
Interparfums, Inc.	13,393	1,761,314
†Medifast, Inc.	7,687	135,445
†Nature's Sunshine Products, Inc.	8,840	129,594
Nu Skin Enterprises, Inc. Class A	36,000	248,040
†Olaplex Holdings, Inc.	100,000	173,000
†USANA Health Sciences, Inc.	8,205	294,478
†Veru, Inc.	104,800	68,172
†Waldencast PLC Class A	19,600	78,792
		5,062,038
Pharmaceuticals–1.68%
†Alto Neuroscience, Inc.	11,200	47,376
†Alumis, Inc.	7,200	56,592
†Amneal Pharmaceuticals, Inc.	118,002	934,576
†Amphastar Pharmaceuticals, Inc.	28,500	1,058,205
†ANI Pharmaceuticals, Inc.	13,700	757,336
†Aquestive Therapeutics, Inc.	55,100	196,156
†Arvinas, Inc.	47,600	912,492
†Atea Pharmaceuticals, Inc.	57,600	192,960
†Avadel Pharmaceuticals PLC	68,500	719,935
†Axsome Therapeutics, Inc.	26,800	2,267,548
†BioAge Labs, Inc.	5,700	33,003
†Biote Corp. Class A	21,400	132,252
†Cassava Sciences, Inc.	30,100	71,036
†Collegium Pharmaceutical, Inc.	24,200	693,330
†Contineum Therapeutics, Inc. Class A	4,800	70,320
†Corcept Therapeutics, Inc.	59,002	2,973,111
†CorMedix, Inc.	41,600	336,960
†Edgewise Therapeutics, Inc.	53,800	1,436,460
=†Empire Resorts, Inc.	4,339	0
†Enliven Therapeutics, Inc.	26,100	587,250
†Esperion Therapeutics, Inc.	140,100	308,220
†Evolus, Inc.	41,000	452,640
†EyePoint Pharmaceuticals, Inc.	43,400	323,330
†Fulcrum Therapeutics, Inc.	44,400	208,680
†Harmony Biosciences Holdings, Inc.	24,200	832,722
†Harrow, Inc.	22,700	761,585
†Innoviva, Inc.	41,000	711,350
†Ligand Pharmaceuticals, Inc.	12,557	1,345,482
†Liquidia Corp.	42,200	496,272
†Lyra Therapeutics, Inc.	37,900	7,823
†MBX Biosciences, Inc.	6,600	121,638
†MediWound Ltd.	6,300	112,140
LVIP SSGA Small-Cap Index Fund-19

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mind Medicine MindMed, Inc.	55,700	$387,672
†Nektar Therapeutics	141,300	131,409
†Neumora Therapeutics, Inc.	62,400	661,440
†Nuvation Bio, Inc.	134,500	357,770
†Ocular Therapeutix, Inc.	115,400	985,516
†Omeros Corp.	40,900	404,092
†Pacira BioSciences, Inc.	33,975	640,089
†Phathom Pharmaceuticals, Inc.	26,800	217,616
Phibro Animal Health Corp. Class A	15,100	317,100
†Pliant Therapeutics, Inc.	42,300	557,091
†Prestige Consumer Healthcare, Inc.	36,155	2,823,344
†Rapport Therapeutics, Inc.	5,400	95,796
†Revance Therapeutics, Inc.	77,200	234,688
†Scilex Holding Co.	43,798	18,676
†scPharmaceuticals, Inc.	20,300	71,862
†Septerna, Inc.	11,700	267,930
SIGA Technologies, Inc.	33,488	201,263
†Supernus Pharmaceuticals, Inc.	37,290	1,348,406
†Tarsus Pharmaceuticals, Inc.	27,300	1,511,601
†Telomir Pharmaceuticals, Inc.	12,900	53,148
†Terns Pharmaceuticals, Inc.	48,100	266,474
†Theravance Biopharma, Inc.	27,200	255,952
†Third Harmonic Bio, Inc.	15,500	159,495
†Trevi Therapeutics, Inc.	46,300	190,756
†Ventyx Biosciences, Inc.	48,200	105,558
†Verrica Pharmaceuticals, Inc.	16,000	11,200
†WaVe Life Sciences Ltd.	66,000	816,420
†Xeris Biopharma Holdings, Inc.	104,000	352,560
†Zevra Therapeutics, Inc.	34,600	288,564
		32,892,268
Professional Services–2.22%
Alight, Inc. Class A	310,300	2,147,276
†Asure Software, Inc.	17,400	163,734
Barrett Business Services, Inc.	19,028	826,576
†BlackSky Technology, Inc.	15,362	165,756
†CBIZ, Inc.	34,946	2,859,631
†Conduent, Inc.	114,000	460,560
CRA International, Inc.	4,851	908,107
CSG Systems International, Inc.	21,788	1,113,585
†DLH Holdings Corp.	5,200	41,756
†ExlService Holdings, Inc.	114,640	5,087,723
Exponent, Inc.	37,185	3,313,184
†First Advantage Corp.	43,718	818,838
†FiscalNote Holdings, Inc.	42,700	45,689
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Forrester Research, Inc.	8,333	$130,578
†Franklin Covey Co.	8,480	318,679
Heidrick & Struggles International, Inc.	14,964	663,055
HireQuest, Inc.	4,300	60,888
†Huron Consulting Group, Inc.	12,978	1,612,646
†IBEX Holdings Ltd.	6,459	138,804
ICF International, Inc.	13,751	1,639,257
†Innodata, Inc.	19,900	786,448
Insperity, Inc.	26,167	2,028,204
Kelly Services, Inc. Class A	22,577	314,723
Kforce, Inc.	13,138	744,925
Korn Ferry	38,245	2,579,625
†Legalzoom.com, Inc.	94,000	705,940
Maximus, Inc.	44,074	3,290,124
†Mistras Group, Inc.	16,300	147,678
†NV5 Global, Inc.	42,400	798,816
†Planet Labs PBC	143,900	581,356
Resources Connection, Inc.	24,989	213,156
†Spire Global, Inc.	16,200	227,934
TriNet Group, Inc.	23,222	2,107,861
†TrueBlue, Inc.	23,400	196,560
TTEC Holdings, Inc.	14,560	72,654
†Upwork, Inc.	92,400	1,510,740
†Verra Mobility Corp.	120,900	2,923,362
†Willdan Group, Inc.	9,300	354,237
†WNS Holdings Ltd.	31,600	1,497,524
		43,598,189
Real Estate Management & Development–0.62%
†American Realty Investors, Inc.	1,300	19,084
†Anywhere Real Estate, Inc.	72,797	240,230
†Compass, Inc. Class A	269,800	1,578,330
†Cushman & Wakefield PLC	168,780	2,207,642
eXp World Holdings, Inc.	60,200	692,902
†Forestar Group, Inc.	13,905	360,418
†FRP Holdings, Inc.	10,044	307,648
Kennedy-Wilson Holdings, Inc.	84,353	842,686
Marcus & Millichap, Inc.	17,400	665,724
†Maui Land & Pineapple Co., Inc.	5,600	123,088
Newmark Group, Inc. Class A	96,000	1,229,760
†Offerpad Solutions, Inc.	8,300	23,655
†Opendoor Technologies, Inc.	459,600	735,360
†RE/MAX Holdings, Inc. Class A	12,898	137,622
†Real Brokerage, Inc.	71,400	328,440
†Redfin Corp.	87,000	684,690
RMR Group, Inc. Class A	11,668	240,828
St. Joe Co.	26,768	1,202,686
†Star Holdings	7,722	75,135
†Stratus Properties, Inc.	4,200	87,192
LVIP SSGA Small-Cap Index Fund-20

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Tejon Ranch Co.	15,818	$251,506
†Transcontinental Realty Investors, Inc.	900	26,829
		12,061,455
Residential REITs–0.44%
†Apartment Investment & Management Co. Class A	101,400	921,726
BRT Apartments Corp.	8,100	146,043
Centerspace	11,246	743,923
Clipper Realty, Inc.	9,600	43,968
Elme Communities	65,275	996,749
Independence Realty Trust, Inc.	164,824	3,270,108
NexPoint Residential Trust, Inc.	16,800	701,400
UMH Properties, Inc.	48,067	907,505
Veris Residential, Inc.	58,200	967,866
		8,699,288
Retail REITs–1.32%
Acadia Realty Trust	76,515	1,848,602
Alexander's, Inc.	1,576	315,295
CBL & Associates Properties, Inc.	16,600	488,206
Curbline Properties Corp.	70,450	1,635,849
FrontView REIT, Inc.	6,000	108,780
Getty Realty Corp.	36,664	1,104,686
InvenTrust Properties Corp.	50,575	1,523,825
Kite Realty Group Trust	158,385	3,997,637
Macerich Co.	161,903	3,225,108
NETSTREIT Corp.	57,700	816,455
Phillips Edison & Co., Inc.	89,500	3,352,670
Retail Opportunity Investments Corp.	91,967	1,596,547
Saul Centers, Inc.	7,766	301,321
SITE Centers Corp.	35,175	537,826
Tanger, Inc.	78,500	2,679,205
Urban Edge Properties	90,200	1,939,300
Whitestone REIT	36,271	513,960
		25,985,272
Semiconductors & Semiconductor Equipment–2.56%
†ACM Research, Inc. Class A	37,400	564,740
†Aehr Test Systems	20,000	332,600
†Alpha & Omega Semiconductor Ltd.	17,271	639,545
†Ambarella, Inc.	27,892	2,028,864
†Axcelis Technologies, Inc.	23,633	1,651,238
†CEVA, Inc.	17,317	546,351
†Cohu, Inc.	34,313	916,157
†Credo Technology Group Holding Ltd.	101,100	6,794,931
†Diodes, Inc.	33,465	2,063,787
†Everspin Technologies, Inc.	14,300	91,377
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†FormFactor, Inc.	56,531	$2,487,364
†GCT Semiconductor Holding, Inc.	6,000	13,980
†Ichor Holdings Ltd.	24,300	782,946
†Impinj, Inc.	16,800	2,440,368
†indie Semiconductor, Inc. Class A	121,700	492,885
Kulicke & Soffa Industries, Inc.	39,300	1,833,738
†MaxLinear, Inc.	58,634	1,159,780
†Navitas Semiconductor Corp.	91,400	326,298
NVE Corp.	3,400	276,862
†PDF Solutions, Inc.	22,657	613,552
†Penguin Solutions, Inc.	38,302	735,015
†Photronics, Inc.	44,360	1,045,122
Power Integrations, Inc.	41,612	2,567,460
†QuickLogic Corp.	10,900	123,170
†Rambus, Inc.	77,886	4,117,054
†Rigetti Computing, Inc.	114,300	1,744,218
†Semtech Corp.	53,423	3,304,212
†Silicon Laboratories, Inc.	23,586	2,929,853
†SiTime Corp.	13,500	2,896,155
†SkyWater Technology, Inc.	19,500	269,100
†Synaptics, Inc.	28,752	2,194,353
†Ultra Clean Holdings, Inc.	31,829	1,144,253
†Veeco Instruments, Inc.	40,335	1,080,978
		50,208,306
Software–6.61%
†8x8, Inc.	94,905	253,396
A10 Networks, Inc.	52,538	966,699
†ACI Worldwide, Inc.	76,878	3,990,737
Adeia, Inc.	80,316	1,122,818
†Agilysys, Inc.	16,604	2,186,913
†Airship AI Holdings, Inc.	3,700	23,162
†Alarm.com Holdings, Inc.	34,900	2,121,920
†Alkami Technology, Inc.	34,500	1,265,460
†Altair Engineering, Inc. Class A	39,800	4,342,578
†Amplitude, Inc. Class A	56,700	598,185
†Appian Corp. Class A	29,900	986,102
†Arteris, Inc.	19,800	201,762
†Asana, Inc. Class A	60,300	1,222,281
†AudioEye, Inc.	5,500	83,655
†Aurora Innovation, Inc.	697,700	4,395,510
†AvePoint, Inc.	94,100	1,553,591
†Bit Digital, Inc.	88,900	260,477
†Blackbaud, Inc.	29,871	2,208,064
†BlackLine, Inc.	42,083	2,556,963
†Blend Labs, Inc. Class A	171,200	720,752
†Box, Inc. Class A	103,000	3,254,800
†Braze, Inc. Class A	48,600	2,035,368
†C3.ai, Inc. Class A	78,300	2,695,869
†Cerence, Inc.	31,000	243,350
†Cipher Mining, Inc.	144,600	670,944
LVIP SSGA Small-Cap Index Fund-21

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cleanspark, Inc.	179,700	$1,655,037
Clear Secure, Inc. Class A	64,700	1,723,608
†Clearwater Analytics Holdings, Inc. Class A	123,700	3,404,224
†Commvault Systems, Inc.	32,002	4,829,422
†Consensus Cloud Solutions, Inc.	13,295	317,219
†Core Scientific, Inc.	131,400	1,846,170
†CS Disco, Inc.	23,200	115,768
†Daily Journal Corp.	1,050	596,389
†Digimarc Corp.	11,258	421,612
†Digital Turbine, Inc.	74,700	126,243
†Domo, Inc. Class B	25,100	177,708
†D-Wave Quantum, Inc.	71,600	601,440
†E2open Parent Holdings, Inc.	133,100	354,046
†eGain Corp.	15,200	94,696
†Enfusion, Inc. Class A	36,300	373,890
†EverCommerce, Inc.	15,700	172,857
†Freshworks, Inc. Class A	152,400	2,464,308
†Hut 8 Corp.	59,600	1,221,204
†Intapp, Inc.	36,600	2,345,694
InterDigital, Inc.	18,488	3,581,495
†Jamf Holding Corp.	57,400	806,470
†Kaltura, Inc.	69,600	153,120
†Life360, Inc.	5,600	231,112
†LiveRamp Holdings, Inc.	48,772	1,481,206
Logility Supply Chain Solutions, Inc. Class A	23,288	258,031
†MARA Holdings, Inc.	206,600	3,464,682
†Matterport, Inc.	196,900	933,306
†Meridianlink, Inc.	20,000	413,000
†Mitek Systems, Inc.	33,800	376,194
†N-able, Inc.	52,200	487,548
†NCR Voyix Corp.	107,900	1,493,336
†NextNav, Inc.	55,600	865,136
†Olo, Inc. Class A	77,700	596,736
†ON24, Inc.	19,900	128,554
†OneSpan, Inc.	28,057	520,177
†Ooma, Inc.	18,694	262,838
†Pagaya Technologies Ltd. Class A	27,300	253,617
†PagerDuty, Inc.	65,300	1,192,378
†Porch Group, Inc.	56,200	276,504
†Prairie Operating Co.	3,300	22,836
Progress Software Corp.	31,000	2,019,650
†PROS Holdings, Inc.	33,937	745,257
†Q2 Holdings, Inc.	42,900	4,317,885
†Qualys, Inc.	27,125	3,803,467
†Rapid7, Inc.	45,500	1,830,465
†Red Violet, Inc.	8,000	289,600
†Rekor Systems, Inc.	55,900	87,204
ReposiTrak, Inc.	8,400	185,892
†Rimini Street, Inc.	37,916	101,236
†Riot Platforms, Inc.	208,900	2,132,869
†Roadzen, Inc.	24,300	52,974
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Sapiens International Corp. NV	22,800	$612,636
†SEMrush Holdings, Inc. Class A	26,900	319,572
SolarWinds Corp.	40,400	575,700
†SoundHound AI, Inc. Class A	224,700	4,458,048
†SoundThinking, Inc.	8,100	105,786
†Sprinklr, Inc. Class A	78,900	666,705
†Sprout Social, Inc. Class A	36,600	1,123,986
†SPS Commerce, Inc.	27,402	5,041,694
†Telos Corp.	39,100	133,722
†Tenable Holdings, Inc.	86,700	3,414,246
†Terawulf, Inc.	193,300	1,094,078
†Varonis Systems, Inc.	80,421	3,573,105
†Verint Systems, Inc.	44,856	1,231,297
†Vertex, Inc. Class A	40,000	2,134,000
†Viant Technology, Inc. Class A	11,600	220,284
†Weave Communications, Inc.	29,000	461,680
†WM Technology, Inc.	65,800	90,804
†Workiva, Inc.	37,100	4,062,450
†Xperi, Inc.	34,006	349,242
†Yext, Inc.	77,700	494,172
†Zeta Global Holdings Corp. Class A	131,200	2,360,288
†Zuora, Inc. Class A	100,100	992,992
		129,684,153
Specialized REITs–0.43%
Farmland Partners, Inc.	32,600	383,376
Four Corners Property Trust, Inc.	68,000	1,845,520
Gladstone Land Corp.	25,500	276,675
Outfront Media, Inc.	111,315	1,974,728
PotlatchDeltic Corp.	58,515	2,296,714
Safehold, Inc.	38,434	710,260
Uniti Group, Inc.	177,400	975,700
		8,462,973
Specialty Retail–2.41%
†1-800-Flowers.com, Inc. Class A	19,964	163,106
†Abercrombie & Fitch Co. Class A	36,800	5,500,496
Academy Sports & Outdoors, Inc.	50,600	2,911,018
†aka Brands Holding Corp.	500	9,360
American Eagle Outfitters, Inc.	130,618	2,177,402
†America's Car-Mart, Inc.	4,185	214,481
Arhaus, Inc.	38,000	357,200
Arko Corp.	59,700	393,423
†Asbury Automotive Group, Inc.	14,444	3,510,325
†BARK, Inc.	97,400	179,216
LVIP SSGA Small-Cap Index Fund-22

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Beyond, Inc.	34,597	$170,563
†Boot Barn Holdings, Inc.	21,718	3,297,227
Buckle, Inc.	22,908	1,163,956
Build-A-Bear Workshop, Inc.	9,500	437,380
Caleres, Inc.	25,351	587,129
Camping World Holdings, Inc. Class A	32,900	693,532
†Citi Trends, Inc.	3,800	99,750
Designer Brands, Inc. Class A	31,400	167,676
†Destination XL Group, Inc.	40,700	109,483
†EVgo, Inc.	74,700	302,535
†Foot Locker, Inc.	61,400	1,336,064
†Genesco, Inc.	7,932	339,093
Group 1 Automotive, Inc.	9,635	4,060,960
†GrowGeneration Corp.	46,500	78,585
Haverty Furniture Cos., Inc.	10,414	231,816
J Jill, Inc.	3,500	96,670
†Lands' End, Inc.	11,100	145,854
†Leslie's, Inc.	133,300	297,259
†MarineMax, Inc.	16,040	464,358
Monro, Inc.	22,149	549,295
†National Vision Holdings, Inc.	57,700	601,234
†ODP Corp.	24,010	545,987
†OneWater Marine, Inc. Class A	8,600	149,468
†Petco Health & Wellness Co., Inc.	61,000	232,410
†RealReal, Inc.	72,600	793,518
†Revolve Group, Inc.	28,500	954,465
†RumbleON, Inc. Class B	13,559	73,625
†Sally Beauty Holdings, Inc.	76,000	794,200
Shoe Carnival, Inc.	13,242	438,045
Signet Jewelers Ltd.	30,976	2,500,073
†Sleep Number Corp.	15,846	241,493
Sonic Automotive, Inc. Class A	10,831	686,144
†Stitch Fix, Inc. Class A	66,700	287,477
†ThredUp, Inc. Class A	58,500	81,315
†Tile Shop Holdings, Inc.	22,200	153,846
†Tilly's, Inc. Class A	11,763	49,993
†Torrid Holdings, Inc.	10,100	52,823
Upbound Group, Inc.	38,710	1,129,171
†Urban Outfitters, Inc.	46,600	2,557,408
†Victoria's Secret & Co.	57,600	2,385,792
†Warby Parker, Inc. Class A	64,700	1,566,387
Winmark Corp.	1,987	781,030
†Zumiez, Inc.	11,923	228,564
		47,329,680
Technology Hardware, Storage & Peripherals–0.45%
CompoSecure, Inc. Class A	13,500	206,955
†Corsair Gaming, Inc.	32,300	213,503
†CPI Card Group, Inc.	3,600	107,604
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Diebold Nixdorf, Inc.	18,700	$804,848
†Eastman Kodak Co.	44,900	294,993
Immersion Corp.	21,800	190,314
†IonQ, Inc.	146,300	6,110,951
†Turtle Beach Corp.	12,400	214,644
Xerox Holdings Corp.	86,300	727,509
		8,871,321
Textiles, Apparel & Luxury Goods–0.61%
†Figs, Inc. Class A	95,000	588,050
†G-III Apparel Group Ltd.	27,696	903,444
†Hanesbrands, Inc.	259,800	2,114,772
Kontoor Brands, Inc.	40,100	3,424,941
Movado Group, Inc.	9,480	186,566
Oxford Industries, Inc.	10,766	848,145
Rocky Brands, Inc.	5,000	114,000
Steven Madden Ltd.	52,601	2,236,595
Superior Group of Cos., Inc.	9,300	153,729
†Vera Bradley, Inc.	18,100	71,133
Wolverine World Wide, Inc.	58,671	1,302,496
		11,943,871
Tobacco–0.09%
†Ispire Technology, Inc.	15,200	76,456
Turning Point Brands, Inc.	12,725	764,773
Universal Corp.	17,842	978,455
		1,819,684
Trading Companies & Distributors–2.48%
Alta Equipment Group, Inc.	19,190	125,503
Applied Industrial Technologies, Inc.	28,030	6,712,344
†Beacon Roofing Supply, Inc.	45,190	4,590,400
†BlueLinx Holdings, Inc.	6,000	612,960
Boise Cascade Co.	28,446	3,381,091
†Custom Truck One Source, Inc.	36,800	177,008
†Distribution Solutions Group, Inc.	7,496	257,862
†DNOW, Inc.	76,532	995,681
†DXP Enterprises, Inc.	9,243	763,657
EVI Industries, Inc.	4,000	65,400
FTAI Aviation Ltd.	74,300	10,702,172
GATX Corp.	26,000	4,028,960
Global Industrial Co.	8,058	199,758
†GMS, Inc.	28,800	2,443,104
H&E Equipment Services, Inc.	23,381	1,144,734
Herc Holdings, Inc.	20,600	3,900,198
†Hudson Technologies, Inc.	29,900	166,842
Karat Packaging, Inc.	4,300	130,118
McGrath RentCorp	17,840	1,994,869
†MRC Global, Inc.	60,400	771,912
Rush Enterprises, Inc. Class A	50,982	2,790,998
LVIP SSGA Small-Cap Index Fund-23

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Titan Machinery, Inc.	12,870	$181,853
†Transcat, Inc.	6,600	697,884
Willis Lease Finance Corp.	2,100	435,855
†Xometry, Inc. Class A	31,200	1,330,992
		48,602,155
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	8,900	106,177
		106,177
Water Utilities–0.36%
American States Water Co.	27,479	2,135,668
†Cadiz, Inc.	29,201	151,845
California Water Service Group	42,642	1,932,962
Consolidated Water Co. Ltd.	10,900	282,201
Global Water Resources, Inc.	8,783	101,004
Middlesex Water Co.	13,131	691,085
†Pure Cycle Corp.	15,900	201,612
SJW Group	24,415	1,201,706
York Water Co.	10,437	341,499
		7,039,582
Wireless Telecommunication Services–0.16%
†Gogo, Inc.	48,000	388,320
Spok Holdings, Inc.	14,000	224,700
Telephone & Data Systems, Inc.	72,700	2,479,797
		3,092,817
Total Common Stock (Cost $1,236,625,695)		1,953,314,611
RIGHTS–0.00%
=†Aduro Biotech, Inc.	15,060	5,723
=†Alimera Sciences, Inc.	16,900	676
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Chinook Therapeutics, Inc.	47,760	$18,626
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc. expiration date 12/31/28	7,700	34,881
Total Rights (Cost $21,000)		61,471
WARRANTS–0.00%
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	9,176
†Danimer Scientific, Inc. exp 7/15/25 exercise price USD 5.00	25,300	911
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.66	2,445	8,924
=†Pulse Biosciences, Inc. exp 6/26/29 exercise price USD 1.00	1,477	4,734
=†Pulse Biosciences, Inc. exp 6/27/29 exercise price USD 1.00	1,477	4,734
Total Warrants (Cost $245,769)		28,479

MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	4,821,497	4,821,497
Total Money Market Fund (Cost $4,821,497)		4,821,497

TOTAL INVESTMENTS–99.78% (Cost $1,241,713,961)	1,958,226,058
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	4,299,756
NET ASSETS APPLICABLE TO 59,896,431 SHARES OUTSTANDING–100.00%	$1,962,525,814
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,429,403,523 / 43,597,899 Shares)	$32.786
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($533,122,291 / 16,298,532 Shares)	$32.710
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,194,937,062
Distributable earnings/(accumulated loss)	767,588,752
TOTAL NET ASSETS	$1,962,525,814

LVIP SSGA Small-Cap Index Fund-24

LVIP SSGA Small-Cap Index Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $802,019 cash collateral held at broker for futures contracts, $10,404 variation margin due from broker on futures contracts,
$2,207,535 payable for fund shares redeemed, $129,459 other accrued expenses payable, $708,699 due to manager and affiliates, $25,560 payable for audit fee and $80,961 payable for fund accounting fee as of December 31, 2024.

The following futures contracts were outstanding at December 31, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
99	E-mini Russell 2000 Index	$11,136,510	$11,893,878	3/21/25	$—	$(757,368)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.

Summary of Abbreviations:
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-25

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$25,842,119
Non-cash dividends	1,620,868
Foreign taxes withheld	(62,940)
27,400,047
EXPENSES:
Management fees	6,619,060
Distribution fees-Service Class	1,282,653
Shareholder servicing fees	599,852
Accounting and administration expenses	341,395
Index fees	226,237
Professional fees	80,097
Trustees’ fees and expenses	65,917
Reports and statements to shareholders	62,704
Custodian fees	22,528
Pricing fees	20,222
Consulting fees	18,246
Other	49,095
9,388,006
Less:
Management fees waived	(210,268)
Total operating expenses	9,177,738
NET INVESTMENT INCOME	18,222,309
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	114,262,287
Futures contracts	2,450,037
Net realized gain	116,712,324
Net change in unrealized appreciation (depreciation) of:
Investments	88,758,962
Futures contracts	(1,748,111)
Net change in unrealized appreciation (depreciation)	87,010,851
NET REALIZED AND UNREALIZED GAIN	203,723,175
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,945,484
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,222,309	$21,568,238
Net realized gain	116,712,324	58,707,261
Net change in unrealized appreciation (depreciation)	87,010,851	231,184,281
Net increase in net assets resulting from operations	221,945,484	311,459,780
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(80,315,675)	(36,093,106)
Service Class	(27,649,511)	(9,498,016)
	(107,965,186)	(45,591,122)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	118,808,709	223,823,465
Service Class	78,854,279	60,274,981
Reinvestment of dividends and distributions:
Standard Class	80,315,675	36,093,106
Service Class	27,649,511	9,498,016
	305,628,174	329,689,568
Cost of shares redeemed:
Standard Class	(522,230,550)	(250,753,446)
Service Class	(88,043,434)	(58,096,583)
	(610,273,984)	(308,850,029)
Increase (decrease) in net assets derived from capital share transactions	(304,645,810)	20,839,539
NET INCREASE (DECREASE) IN NET ASSETS	(190,665,512)	286,708,197
NET ASSETS:
Beginning of year	2,153,191,326	1,866,483,129
End of year	$1,962,525,814	$2,153,191,326
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-26

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.106	$27.338	$39.636	$35.910	$31.692
Income (loss) from investment operations:
Net investment income[1]	0.306	0.332	0.303	0.252	0.218
Net realized and unrealized gain (loss)	3.201	4.124	(8.624)	4.931	5.573
Total from investment operations	3.507	4.456	(8.321)	5.183	5.791
Less dividends and distributions from:
Net investment income	(0.596)	(0.371)	(0.358)	(0.343)	(0.316)
Net realized gain	(1.231)	(0.317)	(3.619)	(1.114)	(1.257)
Total dividends and distributions	(1.827)	(0.688)	(3.977)	(1.457)	(1.573)
Net asset value, end of period	$32.786	$31.106	$27.338	$39.636	$35.910
Total return[2]	11.14%	16.50%	(20.78% )	14.56%	19.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,429,404	$1,664,375	$1,449,348	$1,994,358	$1,829,548
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets	0.94%	1.16%	0.94%	0.62%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.93%	1.15%	0.93%	0.61%	0.77%
Portfolio turnover	13%	15%	16%	25%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-27

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.046	$27.292	$39.580	$35.858	$31.665
Income (loss) from investment operations:
Net investment income[1]	0.224	0.260	0.221	0.150	0.147
Net realized and unrealized gain (loss)	3.187	4.112	(8.609)	4.927	5.547
Total from investment operations	3.411	4.372	(8.388)	5.077	5.694
Less dividends and distributions from:
Net investment income	(0.516)	(0.301)	(0.281)	(0.241)	(0.244)
Net realized gain	(1.231)	(0.317)	(3.619)	(1.114)	(1.257)
Total dividends and distributions	(1.747)	(0.618)	(3.900)	(1.355)	(1.501)
Net asset value, end of period	$32.710	$31.046	$27.292	$39.580	$35.858
Total return[2]	10.87%	16.21%	(20.98% )	14.27%	18.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$533,122	$488,817	$417,135	$551,286	$507,602
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	0.69%	0.91%	0.69%	0.37%	0.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.68%	0.90%	0.68%	0.36%	0.52%
Portfolio turnover	13%	15%	16%	25%	23%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-28

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Small-Cap Index Fund-29

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$171,459
Legal	26,038
LVIP SSGA Small-Cap Index Fund-30

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,359 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$540,031
Distribution fees payable to LFD	118,126
Shareholder servicing fees payable to Lincoln Life	50,542
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$261,302,267
Sales	645,132,723
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,279,027,605
Aggregate unrealized appreciation of investments and derivatives	$907,548,540
Aggregate unrealized depreciation of investments and derivatives	(228,350,087)
Net unrealized appreciation of investments and derivatives	$679,198,453
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default
LVIP SSGA Small-Cap Index Fund-31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$28,049,326	$—	$—	$28,049,326
Air Freight & Logistics	3,566,070	—	—	3,566,070
Automobile Components	22,198,461	—	—	22,198,461
Automobiles	1,074,193	—	—	1,074,193
Banks	200,724,067	—	—	200,724,067
Beverages	5,756,510	—	—	5,756,510
Biotechnology	162,025,936	—	15	162,025,951
Broadline Retail	454,660	—	—	454,660
Building Products	27,824,708	—	—	27,824,708
Capital Markets	35,887,581	—	—	35,887,581
Chemicals	36,074,623	—	—	36,074,623
Commercial Services & Supplies	35,753,902	—	—	35,753,902
Communications Equipment	13,191,120	—	—	13,191,120
Construction & Engineering	33,573,750	—	—	33,573,750
Construction Materials	9,879,809	—	—	9,879,809
Consumer Finance	19,360,247	—	—	19,360,247
Consumer Staples Distribution & Retail	17,001,916	—	—	17,001,916
Containers & Packaging	4,719,947	—	—	4,719,947
Distributors	841,943	—	—	841,943
Diversified Consumer Services	21,189,470	—	—	21,189,470
Diversified REITs	12,167,875	—	—	12,167,875
Diversified Telecommunication Services	12,046,790	—	—	12,046,790
Electric Utilities	15,375,650	—	—	15,375,650
Electrical Equipment	25,730,338	—	—	25,730,338
Electronic Equipment, Instruments & Components	58,156,306	—	—	58,156,306
Energy Equipment & Services	40,383,238	—	—	40,383,238
Entertainment	10,154,655	—	—	10,154,655
Financial Services	51,905,245	—	—	51,905,245
Food Products	19,434,083	—	—	19,434,083
Gas Utilities	18,864,637	—	—	18,864,637
Ground Transportation	8,458,698	—	—	8,458,698
Health Care Equipment & Supplies	59,039,891	—	— *	59,039,891
Health Care Providers & Services	53,035,083	—	—	53,035,083
Health Care REITs	13,899,648	—	—	13,899,648
Health Care Technology	6,644,105	—	—	6,644,105
Hotel & Resort REITs	14,963,291	—	—	14,963,291
Hotels, Restaurants & Leisure	38,727,812	—	—	38,727,812
Household Durables	38,353,894	—	—	38,353,894
Household Products	6,156,293	—	—	6,156,293
Independent Power and Renewable Electricity Producers	3,377,437	—	—	3,377,437
Industrial Conglomerates	468,218	—	—	468,218
LVIP SSGA Small-Cap Index Fund-32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Industrial REITs	$7,942,937	$—	$—	$7,942,937
Insurance	39,200,678	—	—	39,200,678
Interactive Media & Services	12,061,101	—	—	12,061,101
IT Services	9,637,174	—	—	9,637,174
Leisure Products	7,938,832	—	—	7,938,832
Life Sciences Tools & Services	5,540,865	—	—	5,540,865
Machinery	77,658,740	—	—	77,658,740
Marine Transportation	5,278,096	—	—	5,278,096
Media	15,296,385	—	—	15,296,385
Metals & Mining	30,478,019	—	—	30,478,019
Mortgage Real Estate Investment Trusts (REITs)	17,275,063	—	—	17,275,063
Multi-Utilities	8,121,126	—	—	8,121,126
Office REITs	13,644,378	—	—	13,644,378
Oil, Gas & Consumable Fuels	59,680,268	—	— *	59,680,268
Paper & Forest Products	2,381,670	—	—	2,381,670
Passenger Airlines	9,228,609	—	—	9,228,609
Personal Care Products	5,062,038	—	—	5,062,038
Pharmaceuticals	32,892,268	—	— *	32,892,268
Professional Services	43,598,189	—	—	43,598,189
Real Estate Management & Development	12,061,455	—	—	12,061,455
Residential REITs	8,699,288	—	—	8,699,288
Retail REITs	25,985,272	—	—	25,985,272
Semiconductors & Semiconductor Equipment	50,208,306	—	—	50,208,306
Software	129,684,153	—	—	129,684,153
Specialized REITs	8,462,973	—	—	8,462,973
Specialty Retail	47,329,680	—	—	47,329,680
Technology Hardware, Storage & Peripherals	8,871,321	—	—	8,871,321
Textiles, Apparel & Luxury Goods	11,943,871	—	—	11,943,871
Tobacco	1,819,684	—	—	1,819,684
Trading Companies & Distributors	48,602,155	—	—	48,602,155
Transportation Infrastructure	106,177	—	—	106,177
Water Utilities	7,039,582	—	—	7,039,582
Wireless Telecommunication Services	3,092,817	—	—	3,092,817
Rights	—	—	61,471	61,471
Warrants	19,011	—	9,468	28,479
Money Market Fund	4,821,497	—	—	4,821,497
Total Investments	$1,958,155,104	$—	$70,954	$1,958,226,058
Derivatives:

Liabilities:
Futures Contract	$(757,368)	$—	$—	$(757,368)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
For the year ended December 31, 2024, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
LVIP SSGA Small-Cap Index Fund-33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$15	Enterprise Value	Deal Terms	#
Rights	$61,471	Enterprise Value	Deal Terms	#
		Enterprise Value	Deal Terms - Discount Applied (b)	81.25% (N/A)
Warrants	$9,468	Enterprise Value	Deal Terms - Intrinsic Value	#
Total	$70,954
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$68,724	$—	$—	$(122,980)	$107,280	$—	$—	$(94,559)	$41,550	$15	$(8,375)
Rights	102,704	—	676	(25,700)	—	—	—	9,982	(26,191)	61,471	(23,945)
Warrants	—	—	—	(44,990)	—	—	—	44,990	9,468	9,468	9,468
Total	$171,428	$—	$676	$(193,670)	$107,280	— $	$—	$(39,587)	$24,827	$70,954	$(22,852)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$45,070,217	$24,435,539
Long-term capital gains	62,894,969	21,155,583
Total	$107,965,186	$45,591,122
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$88,390,300
Other temporary differences	(1)
Net unrealized appreciation	679,198,453
Distributable earnings/(accumulated loss)	$767,588,752
LVIP SSGA Small-Cap Index Fund-34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	3,681,446	7,967,055
Service Class	2,437,156	2,133,926
Shares reinvested:
Standard Class	2,365,481	1,244,829
Service Class	817,247	329,545
	9,301,330	11,675,355
Shares redeemed:
Standard Class	(15,956,007)	(8,721,709)
Service Class	(2,700,578)	(2,002,817)
	(18,656,585)	(10,724,526)
Net increase (decrease)	(9,355,255)	950,829
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed in the amount of $56,250,000.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
LVIP SSGA Small-Cap Index Fund-35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(757,368)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,450,037	$(1,748,111)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,987,455	$—
9. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA Small-Cap Index Fund-36

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund-37

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA Small-Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP SSGA Small-Cap Index Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA Small-Cap Index Fund–38

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.03%
INVESTMENT COMPANIES–95.03%
Equity Funds–95.03%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	9,169,940	$119,566,840
LVIP SSGA Small-Cap Index Fund	14,398,781	472,078,435
Total Affiliated Investments (Cost $456,154,912)		591,645,275

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.61%
INVESTMENT COMPANY–4.61%
Money Market Fund–4.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	28,675,095	$28,675,095
Total Unaffiliated Investment (Cost $28,675,095)		28,675,095

TOTAL INVESTMENTS–99.64% (Cost $484,830,007)	620,320,370
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	2,251,964
NET ASSETS APPLICABLE TO 47,685,585 SHARES OUTSTANDING–100.00%	$622,572,334

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
225	E-mini Russell 2000 Index	$25,310,250	$27,251,491	3/21/25	$—	$(1,941,241)
20	E-mini S&P MidCap 400 Index	6,293,400	6,682,816	3/21/25	—	(389,416)
Total Futures Contracts					$—	$(2,330,657)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-1

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$591,645,275
Unaffiliated investments, at value	28,675,095
Cash collateral held at broker for futures contracts	2,407,168
Dividends and interest receivable	116,591
Receivable for fund shares sold	107,805
Receivable for securities sold	103,946
Variation margin due from broker on futures contracts	37,427
Expense reimbursement receivable from Lincoln Financial Investments Corporation	24,266
Prepaid expenses	2,485
TOTAL ASSETS	623,120,058
LIABILITIES:
Due to manager and affiliates	279,773
Payable for fund shares redeemed	217,222
Payable for audit fee	22,140
Payable for fund accounting fee	20,701
Other accrued expenses payable	7,888
TOTAL LIABILITIES	547,724
TOTAL NET ASSETS	$622,572,334
Affiliated investments, at cost	$456,154,912
Unaffiliated investments, at cost	28,675,095
Standard Class:
Net Assets	$76,158
Shares Outstanding	5,823
Net Asset Value Per Share	$13.079
Service Class:
Net Assets	$622,496,176
Shares Outstanding	47,679,762
Net Asset Value Per Share	$13.056
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$546,631,843
Distributable earnings/(accumulated loss)	75,940,491
TOTAL NET ASSETS	$622,572,334
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-2

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$9,984,485
Dividends from unaffiliated investments	645,272
10,629,757
EXPENSES:
Distribution fees-Service Class	1,614,523
Management fees	1,485,537
Shareholder servicing fees	187,307
Accounting and administration expenses	98,888
Professional fees	46,844
Reports and statements to shareholders	26,097
Trustees’ fees and expenses	20,541
Consulting fees	8,070
Custodian fees	7,085
Pricing fees	130
Other	16,040
3,511,062
Less:
Management fees waived	(32,294)
Expenses reimbursed	(281,825)
Total operating expenses	3,196,943
NET INVESTMENT INCOME	7,432,814
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	10,109,703
Sale of unaffiliated investments	798,163
Distributions from affiliated investment companies	24,729,328
Futures contracts	3,921,744
Net realized gain	39,558,938
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	24,968,595
Futures contracts	(2,349,997)
Net change in unrealized appreciation (depreciation)	22,618,598
NET REALIZED AND UNREALIZED GAIN	62,177,536
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,610,350
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,432,814	$5,938,133
Net realized gain (loss)	39,558,938	(988,297)
Net change in unrealized appreciation (depreciation)	22,618,598	75,671,204
Net increase in net assets resulting from operations	69,610,350	80,621,040
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,102)	(847)
Service Class	(24,001,381)	(5,826,715)
	(24,004,483)	(5,827,562)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,941	12,898
Service Class	19,779,083	52,586,060
Reinvestment of dividends and distributions:
Standard Class	3,102	847
Service Class	24,001,381	5,826,715
	43,787,507	58,426,520
Cost of shares redeemed:
Standard Class	(12,040)	(5,152)
Service Class	(119,011,137)	(63,971,804)
	(119,023,177)	(63,976,956)
Decrease in net assets derived from capital share transactions	(75,235,670)	(5,550,436)
NET INCREASE (DECREASE) IN NET ASSETS	(29,629,803)	69,243,042
NET ASSETS:
Beginning of year	652,202,137	582,959,095
End of year	$622,572,334	$652,202,137
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-3

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$12.238	$10.884	$14.150	$14.479	$13.009
Income (loss) from investment operations:
Net investment income[2]	0.181	0.140	0.097	0.098	0.105
Net realized and unrealized gain (loss)	1.201	1.352	(2.703)	2.216	1.631
Total from investment operations	1.382	1.492	(2.606)	2.314	1.736
Less dividends and distributions from:
Net investment income	(0.335)	(0.138)	(0.094)	(0.379)	(0.266)
Net realized gain	(0.206)	—	(0.539)	(2.264)	—
Return of capital	—	—	(0.027)	—	—
Total dividends and distributions	(0.541)	(0.138)	(0.660)	(2.643)	(0.266)
Net asset value, end of period	$13.079	$12.238	$10.884	$14.150	$14.479
Total return[3]	11.33%	13.69%	(18.36% )	16.24%	13.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76	$76	$59	$79	$123
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.40%	1.23%	0.79%	0.61%	0.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.35%	1.18%	0.74%	0.56%	0.82%
Portfolio turnover	7%	9%	11%	13%	22%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-4

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20[1]
Net asset value, beginning of period	$12.216	$10.867	$14.127	$14.463	$13.000
Income (loss) from investment operations:
Net investment income[2]	0.148	0.111	0.066	0.058	0.075
Net realized and unrealized gain (loss)	1.198	1.348	(2.696)	2.213	1.622
Total from investment operations	1.346	1.459	(2.630)	2.271	1.697
Less dividends and distributions from:
Net investment income	(0.300)	(0.110)	(0.064)	(0.343)	(0.234)
Net realized gain	(0.206)	—	(0.539)	(2.264)	—
Return of capital	—	—	(0.027)	—	—
Total dividends and distributions	(0.506)	(0.110)	(0.630)	(2.607)	(0.234)
Net asset value, end of period	$13.056	$12.216	$10.867	$14.127	$14.463
Total return[3]	11.05%	13.41%	(18.57% )	15.95%	13.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$622,496	$652,126	$582,900	$725,057	$676,118
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.15%	0.98%	0.54%	0.36%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	0.93%	0.49%	0.31%	0.57%
Portfolio turnover	7%	9%	11%	13%	22%

[1]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-5

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to
LVIP SSGA SMID Cap Managed Volatility Fund-6

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LFI	$287,011	$284,705	$281,825	$853,541
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$53,312
Legal	8,096
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,971 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA SMID Cap Managed Volatility Fund-7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$24,266
Management fees payable to LFI	124,906
Distribution fees payable to LFD	138,768
Shareholder servicing fees payable to Lincoln Life	16,099
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.03%@
Equity Funds-95.03%@
✧✧LVIP SSGA Mid-Cap Index Fund	$123,565,429	$13,722,932	$25,457,292	$1,926,229	$5,809,542	$119,566,840	9,169,940	$1,489,697	$6,774,863
✧✧LVIP SSGA Small-Cap Index Fund	506,716,063	30,652,460	92,632,615	8,183,474	19,159,053	472,078,435	14,398,781	8,494,788	17,954,465
Total	$630,281,492	$44,375,392	$118,089,907	$10,109,703	$24,968,595	$591,645,275		$9,984,485	$24,729,328

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$44,375,392
Sales	118,089,907
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$514,993,537
Aggregate unrealized appreciation of investments and derivatives	$105,747,202
Aggregate unrealized depreciation of investments and derivatives	(420,371)
Net unrealized appreciation of investments and derivatives	$105,326,831
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP SSGA SMID Cap Managed Volatility Fund-8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$591,645,275	$—	$—	$591,645,275
Unaffiliated Investment Company	28,675,095	—	—	28,675,095
Total Investments	$620,320,370	$—	$—	$620,320,370
Derivatives:
Liabilities:
Futures Contracts	$(2,330,657)	$—	$—	$(2,330,657)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$16,974,332	$5,827,562
Long-term capital gains	7,030,151	—
Total	$24,004,483	$5,827,562
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$5,486,264
Undistributed long-term capital gains	19,915,170
Other temporary differences	(54,787,774)
Net unrealized appreciation	105,326,831
Distributable earnings/(accumulated loss)	$75,940,491
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
LVIP SSGA SMID Cap Managed Volatility Fund-9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	297	1,185
Service Class	1,549,495	4,770,515
Shares reinvested:
Standard Class	237	68
Service Class	1,836,252	468,989
	3,386,281	5,240,757
Shares redeemed:
Standard Class	(907)	(442)
Service Class	(9,089,192)	(5,496,073)
	(9,090,099)	(5,496,515)
Net decrease	(5,703,818)	(255,758)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(2,330,657)

LVIP SSGA SMID Cap Managed Volatility Fund-10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,921,744	$(2,349,997)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$28,852,083	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP SSGA SMID Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.98%
Aerospace & Defense–3.45%
†Axon Enterprise, Inc.	33,000	$19,612,560
BWX Technologies, Inc.	14,300	1,592,877
HEICO Corp.	45,600	10,840,944
Howmet Aerospace, Inc.	63,400	6,934,058
L3Harris Technologies, Inc.	10,500	2,207,940
†Loar Holdings, Inc.	25,600	1,892,096
†Standardaero, Inc.	46,548	1,152,528
		44,233,003
Banks–1.19%
†NU Holdings Ltd. Class A	1,474,100	15,271,676
		15,271,676
Beverages–0.33%
Brown-Forman Corp. Class B	33,155	1,259,227
†Celsius Holdings, Inc.	57,191	1,506,411
Primo Brands Corp. Class A	47,500	1,461,575
		4,227,213
Biotechnology–4.08%
†Alkermes PLC	39,500	1,136,020
†Alnylam Pharmaceuticals, Inc.	46,645	10,976,035
†Argenx SE ADR	7,137	4,389,255
†Ascendis Pharma AS ADR	9,336	1,285,287
†Avidity Biosciences, Inc.	27,900	811,332
†BeiGene Ltd. ADR	6,500	1,200,615
†BioNTech SE ADR	8,700	991,365
†Blueprint Medicines Corp.	10,800	941,976
†Exact Sciences Corp.	30,954	1,739,305
†Insmed, Inc.	20,300	1,401,512
†Krystal Biotech, Inc.	6,100	955,626
†Legend Biotech Corp. ADR	30,600	995,724
†Madrigal Pharmaceuticals, Inc.	4,900	1,511,993
†Natera, Inc.	49,400	7,820,020
†Neurocrine Biosciences, Inc.	50,617	6,909,221
†Nuvalent, Inc. Class A	13,400	1,048,952
†Revolution Medicines, Inc.	26,100	1,141,614
†Sarepta Therapeutics, Inc.	37,300	4,535,307
†United Therapeutics Corp.	3,700	1,305,508
†Vaxcyte, Inc.	14,500	1,186,970
		52,283,637
Broadline Retail–1.04%
†Coupang, Inc.	529,700	11,642,806
†Ollie's Bargain Outlet Holdings, Inc.	15,300	1,678,869
		13,321,675
Building Products–1.12%
AAON, Inc.	19,000	2,235,920
Advanced Drainage Systems, Inc.	12,500	1,445,000
Carlisle Cos., Inc.	3,800	1,401,592
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Lennox International, Inc.	12,300	$7,494,390
†Trex Co., Inc.	26,100	1,801,683
		14,378,585
Capital Markets–7.12%
Ameriprise Financial, Inc.	37,150	19,779,774
ARES Management Corp. Class A	81,100	14,357,133
Blue Owl Capital, Inc.	166,800	3,879,768
Cboe Global Markets, Inc.	8,067	1,576,292
†Coinbase Global, Inc. Class A	68,988	17,129,720
LPL Financial Holdings, Inc.	30,500	9,958,555
Morningstar, Inc.	5,125	1,725,895
MSCI, Inc.	17,800	10,680,178
†Robinhood Markets, Inc. Class A	61,900	2,306,394
StepStone Group, Inc. Class A	47,550	2,752,194
TPG, Inc.	36,100	2,268,524
Tradeweb Markets, Inc. Class A	37,417	4,898,634
		91,313,061
Chemicals–0.13%
RPM International, Inc.	13,800	1,698,228
		1,698,228
Commercial Services & Supplies–0.97%
†Clean Harbors, Inc.	8,000	1,841,120
†Copart, Inc.	31,392	1,801,587
GFL Environmental, Inc.	30,100	1,340,654
RB Global, Inc.	14,300	1,290,003
Republic Services, Inc.	8,255	1,660,741
Rollins, Inc.	37,330	1,730,245
Waste Connections, Inc.	16,193	2,778,395
		12,442,745
Communications Equipment–0.14%
†Ciena Corp.	21,600	1,831,896
		1,831,896
Construction & Engineering–1.24%
†API Group Corp.	46,200	1,661,814
Comfort Systems USA, Inc.	15,100	6,403,306
Quanta Services, Inc.	19,600	6,194,580
†WillScot Holdings Corp.	49,300	1,649,085
		15,908,785
Construction Materials–0.41%
Vulcan Materials Co.	20,618	5,303,568
		5,303,568
Consumer Staples Distribution & Retail–1.23%
†BJ's Wholesale Club Holdings, Inc.	32,200	2,877,070
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Casey's General Stores, Inc.	13,200	$5,230,236
†Performance Food Group Co.	36,700	3,102,985
†U.S. Foods Holding Corp.	67,000	4,519,820
		15,730,111
Containers & Packaging–0.18%
Avery Dennison Corp.	12,100	2,264,273
		2,264,273
Distributors–0.10%
Pool Corp.	3,600	1,227,384
		1,227,384
Diversified Consumer Services–0.59%
†Bright Horizons Family Solutions, Inc.	14,800	1,640,580
†Duolingo, Inc.	13,000	4,214,990
Service Corp. International	20,700	1,652,274
		7,507,844
Diversified Telecommunication Services–0.00%
=†πSocure, Inc.	14,128	58,772
		58,772
Electrical Equipment–1.61%
AMETEK, Inc.	10,525	1,897,237
Hubbell, Inc.	4,400	1,843,116
Vertiv Holdings Co. Class A	148,800	16,905,168
		20,645,521
Electronic Equipment, Instruments & Components–0.95%
Badger Meter, Inc.	5,600	1,187,872
CDW Corp.	17,800	3,097,912
†Celestica, Inc.	19,900	1,836,770
†Coherent Corp.	13,400	1,269,382
Corning, Inc.	26,300	1,249,776
†Keysight Technologies, Inc.	8,062	1,294,999
†Zebra Technologies Corp. Class A	5,900	2,278,698
		12,215,409
Energy Equipment & Services–0.26%
Halliburton Co.	35,450	963,886
Noble Corp. PLC	32,200	1,011,080
TechnipFMC PLC	45,300	1,310,982
		3,285,948
Entertainment–1.29%
†ROBLOX Corp. Class A	206,500	11,948,090
†Spotify Technology SA	6,650	2,975,077
†Take-Two Interactive Software, Inc.	8,700	1,601,496
		16,524,663
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–2.21%
†Block, Inc.	90,950	$7,729,841
Corebridge Financial, Inc.	55,300	1,655,129
†Corpay, Inc.	26,000	8,798,920
†Mr. Cooper Group, Inc.	15,700	1,507,357
†Shift4 Payments, Inc. Class A	15,000	1,556,700
†Toast, Inc. Class A	158,700	5,784,615
†WEX, Inc.	7,800	1,367,496
		28,400,058
Food Products–0.13%
†Freshpet, Inc.	11,700	1,732,887
		1,732,887
Ground Transportation–2.29%
†Lyft, Inc. Class A	221,900	2,862,510
Norfolk Southern Corp.	6,500	1,525,550
Old Dominion Freight Line, Inc.	87,500	15,435,000
†Saia, Inc.	8,450	3,850,918
†XPO, Inc.	43,400	5,691,910
		29,365,888
Health Care Equipment & Supplies–3.50%
Alcon AG	13,000	1,103,570
†Dexcom, Inc.	151,400	11,774,378
†Globus Medical, Inc. Class A	18,600	1,538,406
†IDEXX Laboratories, Inc.	29,200	12,072,448
†Inspire Medical Systems, Inc.	9,200	1,705,496
†Insulet Corp.	24,313	6,347,395
†Lantheus Holdings, Inc.	17,400	1,556,604
†Penumbra, Inc.	15,500	3,680,940
ResMed, Inc.	22,100	5,054,049
		44,833,286
Health Care Providers & Services–3.32%
Cardinal Health, Inc.	68,600	8,113,322
Cencora, Inc.	86,300	19,389,884
Chemed Corp.	3,200	1,695,360
Encompass Health Corp.	41,800	3,860,230
†Molina Healthcare, Inc.	11,000	3,201,550
Quest Diagnostics, Inc.	7,600	1,146,536
†Tenet Healthcare Corp.	40,400	5,099,692
		42,506,574
Health Care Technology–0.73%
†Veeva Systems, Inc. Class A	44,803	9,419,831
		9,419,831
Hotels, Restaurants & Leisure–5.79%
†Cava Group, Inc.	34,900	3,936,720
Churchill Downs, Inc.	35,900	4,794,086
Darden Restaurants, Inc.	22,436	4,188,577
Domino's Pizza, Inc.	5,900	2,476,584
†DoorDash, Inc. Class A	11,225	1,882,994
†DraftKings, Inc. Class A	201,562	7,498,106
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Dutch Bros, Inc. Class A	25,500	$1,335,690
Hilton Worldwide Holdings, Inc.	59,100	14,607,156
Hyatt Hotels Corp. Class A	9,500	1,491,310
†Light & Wonder, Inc.	19,200	1,658,496
†Planet Fitness, Inc. Class A	26,800	2,649,716
Royal Caribbean Cruises Ltd.	64,200	14,810,298
Texas Roadhouse, Inc.	28,200	5,088,126
†Viking Holdings Ltd.	67,367	2,968,190
Wingstop, Inc.	17,100	4,859,820
		74,245,869
Household Durables–0.39%
†NVR, Inc.	362	2,960,762
†SharkNinja, Inc.	11,600	1,129,376
†TopBuild Corp.	2,900	902,886
		4,993,024
Independent Power and Renewable Electricity Producers–2.08%
Vistra Corp.	193,500	26,677,845
		26,677,845
Industrial REITs–0.15%
Rexford Industrial Realty, Inc.	22,300	862,118
Terreno Realty Corp.	18,800	1,111,832
		1,973,950
Insurance–2.02%
Allstate Corp.	28,900	5,571,631
Arch Capital Group Ltd.	19,900	1,837,765
Arthur J Gallagher & Co.	8,881	2,520,872
Brown & Brown, Inc.	61,700	6,294,634
Hartford Financial Services Group, Inc.	15,900	1,739,460
Kinsale Capital Group, Inc.	10,200	4,744,326
Ryan Specialty Holdings, Inc.	49,000	3,143,840
		25,852,528
Interactive Media & Services–0.87%
†Pinterest, Inc. Class A	282,900	8,204,100
†Reddit, Inc. Class A	18,426	3,011,545
		11,215,645
IT Services–4.08%
†Cloudflare, Inc. Class A	128,600	13,847,648
†Gartner, Inc.	33,000	15,987,510
†Globant SA	6,300	1,350,846
†GoDaddy, Inc. Class A	73,300	14,467,221
†MongoDB, Inc.	28,500	6,635,085
		52,288,310
Life Sciences Tools & Services–1.38%
Agilent Technologies, Inc.	9,400	1,262,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Bio-Rad Laboratories, Inc. Class A	4,100	$1,346,891
Bio-Techne Corp.	24,800	1,786,344
Bruker Corp.	27,200	1,594,464
†ICON PLC	6,700	1,405,057
†IQVIA Holdings, Inc.	9,020	1,772,520
†Medpace Holdings, Inc.	9,450	3,139,574
†Mettler-Toledo International, Inc.	1,300	1,590,784
†Repligen Corp.	13,227	1,903,894
West Pharmaceutical Services, Inc.	5,620	1,840,887
		17,643,211
Machinery–0.59%
Esab Corp.	24,517	2,940,569
†RBC Bearings, Inc.	5,400	1,615,356
Toro Co.	15,700	1,257,570
Westinghouse Air Brake Technologies Corp.	9,300	1,763,187
		7,576,682
Media–2.07%
Omnicom Group, Inc.	36,600	3,149,064
†Trade Desk, Inc. Class A	198,536	23,333,936
		26,483,000
Metals & Mining–0.11%
Steel Dynamics, Inc.	12,700	1,448,689
		1,448,689
Oil, Gas & Consumable Fuels–3.77%
Cheniere Energy, Inc.	46,800	10,055,916
Coterra Energy, Inc.	46,400	1,185,056
Diamondback Energy, Inc.	17,700	2,899,791
Expand Energy Corp.	18,200	1,811,810
Magnolia Oil & Gas Corp. Class A	66,100	1,545,418
Matador Resources Co.	24,200	1,361,492
Permian Resources Corp.	244,200	3,511,596
Targa Resources Corp.	96,000	17,136,000
Viper Energy, Inc.	180,138	8,839,372
		48,346,451
Paper & Forest Products–0.17%
Louisiana-Pacific Corp.	21,700	2,247,035
		2,247,035
Personal Care Products–0.24%
†elf Beauty, Inc.	24,150	3,032,033
		3,032,033
Professional Services–4.30%
Booz Allen Hamilton Holding Corp.	65,120	8,380,944
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Broadridge Financial Solutions, Inc.	40,913	$9,250,020
Equifax, Inc.	11,800	3,007,230
†FTI Consulting, Inc.	8,300	1,586,379
KBR, Inc.	32,200	1,865,346
Paychex, Inc.	48,200	6,758,604
†Paylocity Holding Corp.	25,300	5,046,591
Verisk Analytics, Inc.	65,096	17,929,391
†Verra Mobility Corp.	56,100	1,356,498
		55,181,003
Real Estate Management & Development–0.33%
†CBRE Group, Inc. Class A	10,000	1,312,900
†CoStar Group, Inc.	23,400	1,675,206
FirstService Corp.	6,600	1,194,732
		4,182,838
Residential REITs–0.12%
Equity LifeStyle Properties, Inc.	22,200	1,478,520
		1,478,520
Retail REITs–0.48%
Simon Property Group, Inc.	36,000	6,199,560
		6,199,560
Semiconductors & Semiconductor Equipment–2.66%
Entegris, Inc.	55,899	5,537,355
†First Solar, Inc.	6,700	1,180,808
†Impinj, Inc.	7,300	1,060,398
†Lattice Semiconductor Corp.	54,200	3,070,430
MKS Instruments, Inc.	8,000	835,120
Monolithic Power Systems, Inc.	19,750	11,686,075
†ON Semiconductor Corp.	19,100	1,204,255
†Onto Innovation, Inc.	14,700	2,450,049
†Rambus, Inc.	25,100	1,326,786
Teradyne, Inc.	45,200	5,691,584
		34,042,860
Software–17.91%
†Appfolio, Inc. Class A	11,400	2,812,608
†AppLovin Corp. Class A	115,181	37,299,063
Bentley Systems, Inc. Class B	38,750	1,809,625
†Braze, Inc. Class A	30,800	1,289,904
=†πCanva, Inc.	607	803,346
†CCC Intelligent Solutions Holdings, Inc.	111,100	1,303,203
†Confluent, Inc. Class A	47,503	1,328,184
†CyberArk Software Ltd.	9,800	3,264,870
=†πDatabricks, Inc.	29,136	2,695,080
†Datadog, Inc. Class A	125,018	17,863,822
†Descartes Systems Group, Inc.	16,400	1,863,040
†DocuSign, Inc.	80,700	7,258,158
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Dynatrace, Inc.	93,088	$5,059,333
†Elastic NV	24,000	2,377,920
†Fair Isaac Corp.	8,590	17,102,089
†Fortinet, Inc.	19,200	1,814,016
†Guidewire Software, Inc.	19,200	3,236,736
†HubSpot, Inc.	20,909	14,568,764
†Manhattan Associates, Inc.	31,300	8,458,512
†Monday.com Ltd.	7,000	1,648,080
†Nutanix, Inc. Class A	63,900	3,909,402
†Palantir Technologies, Inc. Class A	819,100	61,948,533
†Procore Technologies, Inc.	24,074	1,803,865
†PTC, Inc.	29,851	5,488,703
†Samsara, Inc. Class A	92,700	4,050,063
†ServiceTitan, Inc. Class A	5,823	599,012
=†πSnyk Ltd.	62,548	606,716
=†πTanium, Inc. Class B	26,961	141,815
†Tyler Technologies, Inc.	15,100	8,707,264
†Zscaler, Inc.	47,000	8,479,270
		229,590,996
Specialized REITs–1.20%
CubeSmart	37,100	1,589,735
Iron Mountain, Inc.	89,000	9,354,790
Lamar Advertising Co. Class A	36,406	4,432,066
		15,376,591
Specialty Retail–4.08%
†AutoZone, Inc.	543	1,738,686
Bath & Body Works, Inc.	32,800	1,271,656
†Burlington Stores, Inc.	32,700	9,321,462
†Carvana Co.	20,800	4,229,888
Dick's Sporting Goods, Inc.	5,800	1,327,272
†Floor & Decor Holdings, Inc. Class A	15,700	1,565,290
†RH	4,200	1,653,078
Ross Stores, Inc.	79,200	11,980,584
Tractor Supply Co.	224,500	11,911,970
†Ulta Beauty, Inc.	11,953	5,198,718
Williams-Sonoma, Inc.	11,600	2,148,088
		52,346,692
Technology Hardware, Storage & Peripherals–0.89%
†Pure Storage, Inc. Class A	105,200	6,462,436
†Super Micro Computer, Inc.	161,100	4,910,328
		11,372,764
Textiles, Apparel & Luxury Goods–1.75%
†Birkenstock Holding PLC	26,200	1,484,492
†Deckers Outdoor Corp.	69,800	14,175,682
†On Holding AG Class A	80,400	4,403,508
†Skechers USA, Inc. Class A	35,800	2,407,192
		22,470,874
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.94%
†Core & Main, Inc. Class A	26,300	$1,338,933
Fastenal Co.	205,100	14,748,741
Ferguson Enterprises, Inc.	9,500	1,648,915
FTAI Aviation Ltd.	10,400	1,498,016
†SiteOne Landscape Supply, Inc.	8,500	1,120,045
United Rentals, Inc.	3,750	2,641,650
Watsco, Inc.	3,950	1,871,866
		24,868,166
Total Common Stock (Cost $823,524,720)		1,269,067,657
CONVERTIBLE PREFERRED STOCKS–0.91%
=†πCanva, Inc. Series A	36	47,645
=†πCanva, Inc. Series A-3	1	1,323
=†πCaris Life Sciences, Inc. Series D	107,248	527,660
=†πDatabricks, Inc. Series F	61,884	5,724,270
=†πDatabricks, Inc. Series G	6,699	619,658
=†πDatabricks, Inc. Series H	16,050	1,484,625
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πDataRobot, Inc. Series G	43,773	$151,892
=†πRappi, Inc. Series E	27,648	603,003
=†πSnyk Ltd. Series F	104,823	1,016,783
=†πSocure, Inc. Series A	17,170	71,427
=†πSocure, Inc. Series A-1	14,092	58,623
=†πSocure, Inc. Series B	255	1,061
=†πSocure, Inc. Series E	32,664	135,882
=†πTanium, Inc. Series G	234,645	1,234,233
Total Convertible Preferred Stocks (Cost $9,934,202)		11,678,085

MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	1,110,902	1,110,902
Total Money Market Fund (Cost $1,110,902)		1,110,902

TOTAL INVESTMENTS–99.98% (Cost $834,569,824)	1,281,856,644
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	221,418
NET ASSETS APPLICABLE TO 40,803,092 SHARES OUTSTANDING–100.00%	$1,282,078,062
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($840,480,642 / 26,004,170 Shares)	$32.321
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($441,597,420 / 14,798,922 Shares)	$29.840
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$679,724,344
Distributable earnings/(accumulated loss)	602,353,718
TOTAL NET ASSETS	$1,282,078,062

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $15,983,814, which represented 1.25% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$803,346
Canva, Inc. Series A	11/4/2021	61,371	47,645
Canva, Inc. Series A-3	11/4/2021	1,705	1,323
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	527,660
Databricks, Inc.	7/24/2020	466,419	2,695,080
Databricks, Inc. Series F	10/22/2019	885,940	5,724,270
Databricks, Inc. Series G	2/1/2021	396,063	619,658
Databricks, Inc. Series H	9/1/2021	1,179,420	1,484,625
DataRobot, Inc. Series G	6/11/2021	1,197,647	151,892
Rappi, Inc. Series E	9/8/2020	1,651,858	603,003
Snyk Ltd.	9/3/2021	897,220	606,716
Snyk Ltd. Series F	9/3/2021	1,495,342	1,016,783
Socure, Inc.	12/22/2021	227,017	58,772
Socure, Inc. Series A	12/22/2021	275,898	71,427
Socure, Inc. Series A-1	12/22/2021	226,439	58,623
Socure, Inc. Series B	12/22/2021	4,097	1,061
Socure, Inc. Series E	10/27/2021	524,865	135,882
Tanium, Inc. Class B	9/24/2020	307,226	141,815
Tanium, Inc. Series G	8/16/2015	1,164,848	1,234,233
Total		$12,866,741	$15,983,814

★Includes $1,455,886 payable for fund shares redeemed, $12,808 other accrued expenses payable, $876,816 due to manager and affiliates,
$29,476 payable for audit fee and $50,633 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$7,638,080
Foreign taxes withheld	(15,057)
7,623,023
EXPENSES:
Management fees	8,212,920
Distribution fees-Service Class	1,045,472
Shareholder servicing fees	353,038
Accounting and administration expenses	202,731
Professional fees	66,909
Reports and statements to shareholders	41,224
Trustees’ fees and expenses	37,954
Consulting fees	10,900
Custodian fees	9,203
Pricing fees	2,042
Other	32,625
10,015,018
Less:
Management fees waived	(233,686)
Total operating expenses	9,781,332
NET INVESTMENT LOSS	(2,158,309)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	174,732,808
Foreign currencies	(13)
Net realized gain	174,732,795
Net change in unrealized appreciation (depreciation) of investments	87,663,832
NET REALIZED AND UNREALIZED GAIN	262,396,627
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$260,238,318
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,158,309)	$(77,400)
Net realized gain	174,732,795	124,866,524
Net change in unrealized appreciation (depreciation)	87,663,832	81,408,908
Net increase in net assets resulting from operations	260,238,318	206,198,032
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(75,675,856)	(234,102)
Service Class	(41,926,638)	—
	(117,602,494)	(234,102)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	62,999,828	57,046,811
Service Class	41,161,059	37,468,631
Reinvestment of dividends and distributions:
Standard Class	75,675,856	234,102
Service Class	41,926,638	—
	221,763,381	94,749,544
Cost of shares redeemed:
Standard Class	(159,647,623)	(110,728,661)
Service Class	(75,958,286)	(48,670,964)
	(235,605,909)	(159,399,625)
Decrease in net assets derived from capital share transactions	(13,842,528)	(64,650,081)
NET INCREASE IN NET ASSETS	128,793,296	141,313,849
NET ASSETS:
Beginning of year	1,153,284,766	1,011,970,917
End of year	$1,282,078,062	$1,153,284,766
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$28.804	$23.777	$36.260	$36.647	$29.717
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.029)	0.020	0.022	(0.135)	(0.012)
Net realized and unrealized gain (loss)	6.596	5.016	(9.040)	5.240	9.016
Total from investment operations	6.567	5.036	(9.018)	5.105	9.004
Less dividends and distributions from:
Net investment income	(0.095)	(0.009)	(0.001)	(0.005)	—
Net realized gain	(2.955)	—	(3.461)	(5.487)	(2.074)
Return of capital	—	—	(0.003)	—	—
Total dividends and distributions	(3.050)	(0.009)	(3.465)	(5.492)	(2.074)
Net asset value, end of period	$32.321	$28.804	$23.777	$36.260	$36.647
Total return[2]	23.67%	21.17%	(24.52% )	13.84%	31.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$840,481	$765,685	$680,842	$837,074	$786,921
Ratio of expenses to average net assets	0.72%	0.72%	0.73%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.75%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets	(0.09% )	0.08%	0.08%	(0.35% )	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11% )	0.06%	0.06%	(0.37% )	(0.05% )
Portfolio turnover	44%	46%	38%	36%	53%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$26.809	$22.179	$34.219	$34.939	$28.489
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.099)	(0.042)	(0.044)	(0.219)	(0.085)
Net realized and unrealized gain (loss)	6.110	4.672	(8.535)	4.991	8.609
Total from investment operations	6.011	4.630	(8.579)	4.772	8.524
Less dividends and distributions from:
Net investment income	(0.025)	—	0.003	(0.005)	—
Net realized gain	(2.955)	—	(3.461)	(5.487)	(2.074)
Return of capital	—	—	(0.003)	—	—
Total dividends and distributions	(2.980)	—	(3.461)	(5.492)	(2.074)
Net asset value, end of period	$29.840	$26.809	$22.179	$34.219	$34.939
Total return[2]	23.36%	20.87%	(24.71% )	13.56%	31.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$441,597	$387,599	$331,129	$452,441	$409,360
Ratio of expenses to average net assets	0.97%	0.97%	0.98%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	1.00%	0.98%	0.99%
Ratio of net investment loss to average net assets	(0.34% )	(0.17% )	(0.17% )	(0.60% )	(0.29% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.36% )	(0.19% )	(0.19% )	(0.62% )	(0.30% )
Portfolio turnover	44%	46%	38%	36%	53%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2024.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$99,125
Legal	15,051
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $15,293 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$744,651
Distribution fees payable to LFD	98,937
Shareholder servicing fees payable to Lincoln Life	33,228
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$533,890,126
Sales	666,704,832
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$839,801,248
Aggregate unrealized appreciation of investments	$476,351,628
Aggregate unrealized depreciation of investments	(34,296,232)
Net unrealized appreciation of investments	$442,055,396
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$44,233,003	$—	$—	$44,233,003
Banks	15,271,676	—	—	15,271,676
Beverages	4,227,213	—	—	4,227,213
Biotechnology	52,283,637	—	—	52,283,637
Broadline Retail	13,321,675	—	—	13,321,675
Building Products	14,378,585	—	—	14,378,585
Capital Markets	91,313,061	—	—	91,313,061
Chemicals	1,698,228	—	—	1,698,228
Commercial Services & Supplies	12,442,745	—	—	12,442,745
Communications Equipment	1,831,896	—	—	1,831,896
Construction & Engineering	15,908,785	—	—	15,908,785
Construction Materials	5,303,568	—	—	5,303,568
Consumer Staples Distribution & Retail	15,730,111	—	—	15,730,111
Containers & Packaging	2,264,273	—	—	2,264,273
Distributors	1,227,384	—	—	1,227,384
Diversified Consumer Services	7,507,844	—	—	7,507,844
Diversified Telecommunication Services	—	—	58,772	58,772
Electrical Equipment	20,645,521	—	—	20,645,521
Electronic Equipment, Instruments & Components	12,215,409	—	—	12,215,409
Energy Equipment & Services	3,285,948	—	—	3,285,948
Entertainment	16,524,663	—	—	16,524,663
Financial Services	28,400,058	—	—	28,400,058
Food Products	1,732,887	—	—	1,732,887
Ground Transportation	29,365,888	—	—	29,365,888
Health Care Equipment & Supplies	44,833,286	—	—	44,833,286
Health Care Providers & Services	42,506,574	—	—	42,506,574
Health Care Technology	9,419,831	—	—	9,419,831
Hotels, Restaurants & Leisure	74,245,869	—	—	74,245,869
Household Durables	4,993,024	—	—	4,993,024
Independent Power and Renewable Electricity Producers	26,677,845	—	—	26,677,845
Industrial REITs	1,973,950	—	—	1,973,950
Insurance	25,852,528	—	—	25,852,528
Interactive Media & Services	11,215,645	—	—	11,215,645
IT Services	52,288,310	—	—	52,288,310
Life Sciences Tools & Services	17,643,211	—	—	17,643,211
Machinery	7,576,682	—	—	7,576,682
Media	26,483,000	—	—	26,483,000
Metals & Mining	1,448,689	—	—	1,448,689
Oil, Gas & Consumable Fuels	48,346,451	—	—	48,346,451
Paper & Forest Products	2,247,035	—	—	2,247,035
Personal Care Products	3,032,033	—	—	3,032,033
Professional Services	55,181,003	—	—	55,181,003
Real Estate Management & Development	4,182,838	—	—	4,182,838
Residential REITs	1,478,520	—	—	1,478,520
Retail REITs	6,199,560	—	—	6,199,560
Semiconductors & Semiconductor Equipment	34,042,860	—	—	34,042,860
Software	225,344,039	—	4,246,957	229,590,996
Specialized REITs	15,376,591	—	—	15,376,591
Specialty Retail	52,346,692	—	—	52,346,692
Technology Hardware, Storage & Peripherals	11,372,764	—	—	11,372,764
Textiles, Apparel & Luxury Goods	22,470,874	—	—	22,470,874
Trading Companies & Distributors	24,868,166	—	—	24,868,166
Convertible Preferred Stocks	—	—	11,678,085	11,678,085
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$1,110,902	$—	$—	$1,110,902
Total Investments	$1,265,872,830	$—	$15,983,814	$1,281,856,644
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2024.
Asset Type	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$4,305,729	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.6x-20.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.9x-25.8x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$11,678,085	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.5x-20.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.6x-25.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.7x-0.8x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	13.6x-18.5x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (c)	12.5% (N/A)
		Market Comparable Companies	Projected future value discount rate term	3 years (N/A)
		Market Comparable Companies	Present Value Factor	0.7023 (N/A)
Total	$15,983,814
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/24
Common Stock	$3,754,677	$—	$—	$—	$—	$—	$—	$—	$551,052	$4,305,729	$551,052
Convertible Preferred Stocks	10,429,047	—	—	—	—	—	—	—	1,249,038	11,678,085	1,249,038
Total	$14,183,724	$—	$—	$—	$—	— $	$—	$—	$1,800,090	$15,983,814	$1,800,090
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$12,261,101	$234,102
Long-term capital gains	105,341,393	—
Total	$117,602,494	$234,102
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,370,316
Undistributed long-term capital gains	157,928,008
Other temporary differences	(2)
Net unrealized appreciation	442,055,396
Distributable earnings/(accumulated loss)	$602,353,718
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	1,997,129	2,194,252
Service Class	1,415,800	1,532,146
Shares reinvested:
Standard Class	2,510,716	8,293
Service Class	1,511,706	—
	7,435,351	3,734,691
Shares redeemed:
Standard Class	(5,086,417)	(4,253,877)
Service Class	(2,586,582)	(2,004,156)
	(7,672,999)	(6,258,033)
Net decrease	(237,648)	(2,523,342)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP T. Rowe Price Target Date Funds

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–44.92%
INVESTMENT COMPANIES–44.92%
Equity Funds–18.09%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	125,807	$1,640,397
LVIP SSGA S&P 500 Index Fund	465,314	14,112,978
LVIP SSGA Small-Cap Index Fund	39,728	1,302,519
		17,055,894
Fixed Income Fund–20.25%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,952,591	19,082,675
		19,082,675
International Equity Fund–6.58%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	593,488	6,201,953
		6,201,953
Total Affiliated Investments (Cost $28,098,326)		42,340,522

UNAFFILIATED INVESTMENTS–56.59%
INVESTMENT COMPANIES–56.59%
Equity Funds–23.17%
**T. Rowe Price Emerging Markets Discovery Stock Fund	90,665	1,222,160
**T. Rowe Price Growth Stock Fund	43,244	4,581,278
**T. Rowe Price Hedged Equity Fund	411,418	5,101,590
**T. Rowe Price Mid-Cap Growth Fund	9,048	905,161
**T. Rowe Price Mid-Cap Value Fund	24,048	765,684
**T. Rowe Price New Horizons Fund	10,224	574,775
**T. Rowe Price Real Assets Fund	229,677	3,183,326
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	14,320	$753,787
**T. Rowe Price Value Fund	106,796	4,747,084
		21,834,845
Fixed Income Funds–20.91%
**T. Rowe Price Dynamic Credit Fund	158,719	1,404,662
**T. Rowe Price High Yield Fund	643,060	3,800,482
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,261,502	11,403,980
**T. Rowe Price U.S. Treasury Long-Term Fund	435,911	3,094,970
		19,704,094
International Equity Funds–4.99%
**T. Rowe Price Emerging Markets Stock Fund	32,402	1,098,429
**T. Rowe Price International Stock Fund	85,703	1,661,771
**T. Rowe Price International Value Equity Fund	115,329	1,938,687
		4,698,887
International Fixed Income Funds–6.72%
**T. Rowe Price Emerging Markets Bond Fund	317,710	2,903,867
**T. Rowe Price International Bond Fund	403,100	3,434,413
		6,338,280
Money Market Fund–0.80%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	753,196	753,196
		753,196
Total Unaffiliated Investments (Cost $50,349,264)		53,329,302

TOTAL INVESTMENTS–101.51% (Cost $78,447,590)	95,669,824
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.51%)	(1,427,342)
NET ASSETS APPLICABLE TO 9,989,454 SHARES OUTSTANDING–100.00%	$94,242,482

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-1

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.40%
INVESTMENT COMPANIES–49.40%
Equity Funds–24.54%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	365,522	$4,766,040
LVIP SSGA S&P 500 Index Fund	1,342,513	40,718,412
LVIP SSGA Small-Cap Index Fund	112,508	3,688,701
		49,173,153
Fixed Income Fund–15.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	3,260,689	31,866,717
		31,866,717
International Equity Fund–8.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,716,266	17,934,978
		17,934,978
Total Affiliated Investments (Cost $59,348,221)		98,974,848

UNAFFILIATED INVESTMENTS–51.20%
INVESTMENT COMPANIES–51.20%
Equity Funds–26.97%
**T. Rowe Price Emerging Markets Discovery Stock Fund	262,502	3,538,521
**T. Rowe Price Growth Stock Fund	125,995	13,347,911
**T. Rowe Price Hedged Equity Fund	483,872	6,000,007
**T. Rowe Price Mid-Cap Growth Fund	27,292	2,730,310
**T. Rowe Price Mid-Cap Value Fund	66,736	2,124,889
**T. Rowe Price New Horizons Fund	28,208	1,585,830
**T. Rowe Price Real Assets Fund	625,385	8,667,836
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	44,141	$2,323,588
**T. Rowe Price Value Fund	308,624	13,718,353
		54,037,245
Fixed Income Funds–11.44%
**T. Rowe Price Dynamic Credit Fund	72,625	642,731
**T. Rowe Price High Yield Fund	972,969	5,750,243
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,036,490	9,369,873
**T. Rowe Price U.S. Treasury Long-Term Fund	1,007,769	7,155,159
		22,918,006
International Equity Funds–6.82%
**T. Rowe Price Emerging Markets Stock Fund	97,847	3,316,996
**T. Rowe Price International Stock Fund	246,288	4,775,527
**T. Rowe Price International Value Equity Fund	331,366	5,570,270
		13,662,793
International Fixed Income Funds–4.95%
**T. Rowe Price Emerging Markets Bond Fund	480,788	4,394,406
**T. Rowe Price International Bond Fund	649,067	5,530,047
		9,924,453
Money Market Fund–1.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	2,055,511	2,055,511
		2,055,511
Total Unaffiliated Investments (Cost $97,310,212)		102,598,008

TOTAL INVESTMENTS–100.60% (Cost $156,658,433)	201,572,856
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(1,205,814)
NET ASSETS APPLICABLE TO 17,236,538 SHARES OUTSTANDING–100.00%	$200,367,042

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-2

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.20%
INVESTMENT COMPANIES–53.20%
Equity Funds–34.62%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	443,813	$5,786,876
LVIP SSGA S&P 500 Index Fund	1,603,798	48,643,207
LVIP SSGA Small-Cap Index Fund	135,266	4,434,836
		58,864,919
Fixed Income Fund–5.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,042,576	10,189,094
		10,189,094
International Equity Fund–12.59%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	2,048,537	21,407,208
		21,407,208
Total Affiliated Investments (Cost $45,593,609)		90,461,221

UNAFFILIATED INVESTMENTS–47.50%
INVESTMENT COMPANIES–47.50%
Equity Funds–32.53%
**T. Rowe Price Emerging Markets Discovery Stock Fund	313,607	4,227,429
**T. Rowe Price Growth Stock Fund	147,314	15,606,438
**T. Rowe Price Mid-Cap Growth Fund	30,526	3,053,818
**T. Rowe Price Mid-Cap Value Fund	81,322	2,589,285
**T. Rowe Price New Horizons Fund	33,880	1,904,717
**T. Rowe Price Real Assets Fund	678,284	9,401,016
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	47,044	$2,476,393
**T. Rowe Price Value Fund	361,320	16,060,691
		55,319,787
Fixed Income Funds–2.63%
**T. Rowe Price High Yield Fund	202,873	1,198,981
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	2,794	25,255
**T. Rowe Price U.S. Treasury Long-Term Fund	456,957	3,244,393
		4,468,629
International Equity Funds–9.25%
**T. Rowe Price Emerging Markets Stock Fund	110,875	3,758,658
**T. Rowe Price International Stock Fund	282,957	5,486,532
**T. Rowe Price International Value Equity Fund	385,547	6,481,045
		15,726,235
International Fixed Income Funds–1.41%
**T. Rowe Price Emerging Markets Bond Fund	80,411	734,959
**T. Rowe Price International Bond Fund	194,990	1,661,314
		2,396,273
Money Market Fund–1.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	2,861,063	2,861,063
		2,861,063
Total Unaffiliated Investments (Cost $73,312,056)		80,771,987

TOTAL INVESTMENTS–100.70% (Cost $118,905,665)	171,233,208
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.70%)	(1,189,588)
NET ASSETS APPLICABLE TO 13,709,933 SHARES OUTSTANDING–100.00%	$170,043,620

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-3

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.78%
INVESTMENT COMPANIES–52.78%
Equity Funds–38.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	262,006	$3,416,301
LVIP SSGA S&P 500 Index Fund	980,267	29,731,502
LVIP SSGA Small-Cap Index Fund	81,017	2,656,219
		35,804,022
Fixed Income Fund–0.60%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	57,880	565,660
		565,660
International Equity Fund–13.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,248,950	13,051,522
		13,051,522
Total Affiliated Investments (Cost $29,388,362)		49,421,204

UNAFFILIATED INVESTMENTS–47.33%
INVESTMENT COMPANIES–47.33%
Equity Funds–35.71%
**T. Rowe Price Emerging Markets Discovery Stock Fund	188,655	2,543,075
**T. Rowe Price Growth Stock Fund	88,900	9,418,052
**T. Rowe Price Mid-Cap Growth Fund	18,014	1,802,147
**T. Rowe Price Mid-Cap Value Fund	48,146	1,532,961
**T. Rowe Price New Horizons Fund	19,616	1,102,799
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	412,823	$5,721,733
**T. Rowe Price Small-Cap Value Fund	28,957	1,524,280
**T. Rowe Price Value Fund	220,389	9,796,267
		33,441,314
Fixed Income Funds–0.31%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,844	16,673
**T. Rowe Price U.S. Treasury Long-Term Fund	38,786	275,377
		292,050
International Equity Funds–10.18%
**T. Rowe Price Emerging Markets Stock Fund	66,440	2,252,329
**T. Rowe Price International Stock Fund	173,166	3,357,691
**T. Rowe Price International Value Equity Fund	233,649	3,927,639
		9,537,659
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	8,522	72,609
		72,609
Money Market Fund–1.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	979,258	979,258
		979,258
Total Unaffiliated Investments (Cost $38,586,023)		44,322,890

TOTAL INVESTMENTS–100.11% (Cost $67,974,385)	93,744,094
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(103,461)
NET ASSETS APPLICABLE TO 6,905,689 SHARES OUTSTANDING–100.00%	$93,640,633

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-4

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.25%
INVESTMENT COMPANIES–53.25%
Equity Funds–38.73%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	89,619	$1,168,542
LVIP SSGA S&P 500 Index Fund	333,821	10,124,784
LVIP SSGA Small-Cap Index Fund	27,377	897,601
		12,190,927
Fixed Income Fund–0.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	16,176	158,083
		158,083
International Equity Fund–14.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	422,041	4,410,328
		4,410,328
Total Affiliated Investments (Cost $14,904,384)		16,759,338

UNAFFILIATED INVESTMENTS–46.83%
INVESTMENT COMPANIES–46.83%
Equity Funds–35.91%
**T. Rowe Price Emerging Markets Discovery Stock Fund	63,464	855,498
**T. Rowe Price Growth Stock Fund	29,449	3,119,852
**T. Rowe Price Mid-Cap Growth Fund	6,176	617,808
**T. Rowe Price Mid-Cap Value Fund	16,413	522,585
**T. Rowe Price New Horizons Fund	6,437	361,883
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	139,936	$1,939,510
**T. Rowe Price Small-Cap Value Fund	10,504	552,962
**T. Rowe Price Value Fund	74,984	3,333,032
		11,303,130
Fixed Income Funds–0.29%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	646	5,843
**T. Rowe Price U.S. Treasury Long-Term Fund	11,956	84,886
		90,729
International Equity Funds–10.36%
**T. Rowe Price Emerging Markets Stock Fund	22,670	768,498
**T. Rowe Price International Stock Fund	58,955	1,143,142
**T. Rowe Price International Value Equity Fund	80,175	1,347,735
		3,259,375
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	3,048	25,970
		25,970
Money Market Fund–0.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	60,707	60,707
		60,707
Total Unaffiliated Investments (Cost $13,876,821)		14,739,911

TOTAL INVESTMENTS–100.08% (Cost $28,781,205)	31,499,249
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(23,792)
NET ASSETS APPLICABLE TO 2,117,140 SHARES OUTSTANDING–100.00%	$31,475,457

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-5

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
December 31, 2024
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$53,329,302	$102,598,008	$80,771,987	$44,322,890	$14,739,911
Affiliated investments, at value	42,340,522	98,974,848	90,461,221	49,421,204	16,759,338
Dividends and interest receivable	91,971	128,505	35,521	4,479	710
Receivable for fund shares sold	88,396	17,152	50,498	31,559	26,247
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,085	5,606	2,302	4,107	5,658
Prepaid expenses	354	755	636	347	115
TOTAL ASSETS	95,855,630	201,724,874	171,322,165	93,784,586	31,531,979
LIABILITIES:
Payable for fund shares redeemed	1,264,889	774,272	569,401	78,963	9,323
Payable for securities purchased	286,582	497,590	626,970	1,199	381
Payable for audit fee	22,140	22,140	22,140	22,140	22,140
Due to manager and affiliates	21,239	45,224	41,527	23,419	6,503
Payable for fund accounting fee	14,400	14,419	14,412	14,399	14,387
Other accrued expenses payable	3,898	4,187	4,095	3,833	3,788
TOTAL LIABILITIES	1,613,148	1,357,832	1,278,545	143,953	56,522
TOTAL NET ASSETS	$94,242,482	$200,367,042	$170,043,620	$93,640,633	$31,475,457
Unaffiliated investments, at cost	$50,349,264	$97,310,212	$73,312,056	$38,586,023	$13,876,821
Affiliated investments, at cost	28,098,326	59,348,221	45,593,609	29,388,362	14,904,384
Standard Class:
Net Assets	$79,113,252	$167,306,183	$127,062,042	$67,529,942	$29,066,082
Shares Outstanding	8,384,486	14,389,757	10,231,948	4,971,969	1,954,602
Net Asset Value Per Share	$9.436	$11.627	$12.418	$13.582	$14.871
Service Class:
Net Assets	$15,129,230	$33,060,859	$42,981,578	$26,110,691	$2,409,375
Shares Outstanding	1,604,968	2,846,781	3,477,985	1,933,720	162,538
Net Asset Value Per Share	$9.427	$11.613	$12.358	$13.503	$14.823
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$82,317,359	$158,098,034	$121,746,474	$67,467,106	$28,524,716
Distributable earnings/(accumulated loss)	11,925,123	42,269,008	48,297,146	26,173,527	2,950,741
TOTAL NET ASSETS	$94,242,482	$200,367,042	$170,043,620	$93,640,633	$31,475,457
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,550,974	$2,343,489	$1,211,739	$568,373	$185,414
Dividends from affiliated investments	1,053,936	2,263,756	1,722,911	863,198	296,573
	2,604,910	4,607,245	2,934,650	1,431,571	481,987
EXPENSES:
Management fees	184,680	375,798	312,077	175,687	50,356
Distribution fees-Service Class	38,732	83,458	107,486	63,591	5,194
Professional fees	37,098	38,972	38,363	37,042	35,928
Accounting and administration expenses	34,087	43,637	40,372	33,501	27,087
Shareholder servicing fees	28,188	57,359	47,633	26,815	7,686
Reports and statements to shareholders	4,791	7,399	6,684	5,330	3,608
Consulting fees	4,742	4,811	4,782	4,731	4,659
Trustees’ fees and expenses	3,135	6,251	5,163	2,902	795
Custodian fees	2,343	4,085	2,118	3,251	2,869
Pricing fees	29	29	29	29	29
Other	3,606	7,165	4,985	4,039	2,871
	341,431	628,964	569,692	356,918	141,082
Less:
Expenses reimbursed	(69,419)	(51,035)	(35,153)	(43,666)	(64,329)
Total operating expenses	272,012	577,929	534,539	313,252	76,753
NET INVESTMENT INCOME	2,332,898	4,029,316	2,400,111	1,118,319	405,234
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,066,658	3,771,429	1,202,346	693,826	(76,918)
Sale of unaffiliated investments	146,092	694,206	418,855	136,241	(34,429)
Distributions from affiliated investment companies	1,140,945	3,356,045	3,788,179	2,322,183	727,031
Distributions from unaffiliated investment companies	945,222	2,612,186	2,946,931	1,780,008	607,696
Net realized gain	5,298,917	10,433,866	8,356,311	4,932,258	1,223,380
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,293,899)	1,687,964	5,364,798	3,486,634	1,070,360
Unaffiliated investments	1,770,279	3,133,129	3,349,952	2,394,313	540,816
Net change in unrealized appreciation (depreciation)	476,380	4,821,093	8,714,750	5,880,947	1,611,176
NET REALIZED AND UNREALIZED GAIN	5,775,297	15,254,959	17,071,061	10,813,205	2,834,556
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,108,195	$19,284,275	$19,471,172	$11,931,524	$3,239,790
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,332,898	$2,303,041	$4,029,316	$3,564,311	$2,400,111	$2,297,083
Net realized gain	5,298,917	1,904,271	10,433,866	2,484,130	8,356,311	2,170,426
Net change in unrealized appreciation (depreciation)	476,380	8,114,365	4,821,093	20,209,004	8,714,750	20,198,060
Net increase in net assets resulting from operations	8,108,195	12,321,677	19,284,275	26,257,445	19,471,172	24,665,569
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,287,586)	(5,113,023)	(5,670,995)	(9,428,676)	(4,082,245)	(5,985,355)
Service Class	(590,037)	(906,645)	(1,043,828)	(1,896,498)	(1,310,084)	(2,041,813)
	(3,877,623)	(6,019,668)	(6,714,823)	(11,325,174)	(5,392,329)	(8,027,168)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,055,959	18,237,207	44,842,666	45,289,016	28,387,488	24,161,733
Service Class	616,338	661,239	1,660,823	2,655,109	2,169,703	1,860,568
Reinvestment of dividends and distributions:
Standard Class	3,287,586	5,113,023	5,670,995	9,428,676	4,082,245	5,985,355
Service Class	590,037	906,645	1,043,828	1,896,498	1,310,084	2,041,813
	14,549,920	24,918,114	53,218,312	59,269,299	35,949,520	34,049,469
Cost of shares redeemed:
Standard Class	(20,490,361)	(21,583,845)	(47,214,668)	(40,164,273)	(28,149,255)	(20,704,987)
Service Class	(2,199,775)	(2,125,151)	(4,157,564)	(4,896,572)	(4,795,849)	(3,366,376)
	(22,690,136)	(23,708,996)	(51,372,232)	(45,060,845)	(32,945,104)	(24,071,363)
Increase (decrease) in net assets derived from capital share transactions	(8,140,216)	1,209,118	1,846,080	14,208,454	3,004,416	9,978,106
NET INCREASE (DECREASE) IN NET ASSETS	(3,909,644)	7,511,127	14,415,532	29,140,725	17,083,259	26,616,507
NET ASSETS:
Beginning of year	98,152,126	90,640,999	185,951,510	156,810,785	152,960,361	126,343,854
End of year	$94,242,482	$98,152,126	$200,367,042	$185,951,510	$170,043,620	$152,960,361
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,118,319	$1,152,108	$405,234	$291,841
Net realized gain	4,932,258	880,459	1,223,380	245,838
Net change in unrealized appreciation (depreciation)	5,880,947	11,965,163	1,611,176	2,336,453
Net increase in net assets resulting from operations	11,931,524	13,997,730	3,239,790	2,874,132
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,105,118)	(3,094,374)	(1,193,925)	(545,006)
Service Class	(763,653)	(1,061,693)	(97,498)	(42,854)
	(2,868,771)	(4,156,067)	(1,291,423)	(587,860)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,349,795	18,343,314	10,804,005	8,910,694
Service Class	1,460,962	1,547,923	867,495	616,083
Reinvestment of dividends and distributions:
Standard Class	2,105,118	3,094,374	1,193,925	545,006
Service Class	763,653	1,061,693	97,498	42,854
	18,679,528	24,047,304	12,962,923	10,114,637
Cost of shares redeemed:
Standard Class	(17,829,694)	(13,839,810)	(3,960,182)	(1,483,110)
Service Class	(1,937,466)	(1,994,706)	(312,159)	(75,035)
	(19,767,160)	(15,834,516)	(4,272,341)	(1,558,145)
Increase (decrease) in net assets derived from capital share transactions	(1,087,632)	8,212,788	8,690,582	8,556,492
NET INCREASE (DECREASE) IN NET ASSETS	7,975,121	18,054,451	10,638,949	10,842,764
NET ASSETS:
Beginning of year	85,665,512	67,611,061	20,836,508	9,993,744
End of year	$93,640,633	$85,665,512	$31,475,457	$20,836,508
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.039	$8.479	$11.391	$10.897	$10.050
Income (loss) from investment operations:
Net investment income[1]	0.232	0.216	0.232	0.195	0.146
Net realized and unrealized gain (loss)	0.564	0.913	(1.987)	0.917	1.165
Total from investment operations	0.796	1.129	(1.755)	1.112	1.311
Less dividends and distributions from:
Net investment income	(0.255)	(0.220)	(0.275)	(0.339)	(0.246)
Net realized gain	(0.144)	(0.349)	(0.882)	(0.279)	(0.218)
Total dividends and distributions	(0.399)	(0.569)	(1.157)	(0.618)	(0.464)
Net asset value, end of period	$9.436	$9.039	$8.479	$11.391	$10.897
Total return[2]	8.81%	13.54%	(15.18% )	10.23%	13.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,113	$82,716	$75,626	$100,543	$104,187
Ratio of expenses to average net assets[3]	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	2.44%	2.43%	2.36%	1.69%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.36%	2.29%	1.63%	1.39%
Portfolio turnover	8%	29%	15%	8%	24%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-10

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.030	$8.472	$11.382	$10.889	$10.045
Income (loss) from investment operations:
Net investment income[1]	0.208	0.194	0.208	0.166	0.121
Net realized and unrealized gain (loss)	0.563	0.911	(1.985)	0.916	1.162
Total from investment operations	0.771	1.105	(1.777)	1.082	1.283
Less dividends and distributions from:
Net investment income	(0.230)	(0.198)	(0.251)	(0.310)	(0.221)
Net realized gain	(0.144)	(0.349)	(0.882)	(0.279)	(0.218)
Total dividends and distributions	(0.374)	(0.547)	(1.133)	(0.589)	(0.439)
Net asset value, end of period	$9.427	$9.030	$8.472	$11.382	$10.889
Total return[2]	8.52%	13.27%	(15.39% )	9.95%	12.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,129	$15,436	$15,015	$20,170	$21,256
Ratio of expenses to average net assets[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income to average net assets	2.19%	2.18%	2.11%	1.44%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	2.11%	2.04%	1.38%	1.14%
Portfolio turnover	8%	29%	15%	8%	24%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-11

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.894	$10.000	$13.145	$11.978	$10.788
Income (loss) from investment operations:
Net investment income[1]	0.242	0.222	0.204	0.170	0.145
Net realized and unrealized gain (loss)	0.894	1.361	(2.447)	1.457	1.477
Total from investment operations	1.136	1.583	(2.243)	1.627	1.622
Less dividends and distributions from:
Net investment income	(0.259)	(0.220)	(0.240)	(0.299)	(0.241)
Net realized gain	(0.144)	(0.469)	(0.662)	(0.161)	(0.191)
Total dividends and distributions	(0.403)	(0.689)	(0.902)	(0.460)	(0.432)
Net asset value, end of period	$11.627	$10.894	$10.000	$13.145	$11.978
Total return[2]	10.43%	16.14%	(16.87% )	13.60%	15.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,306	$153,622	$126,830	$158,690	$145,103
Ratio of expenses to average net assets[3]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.28%	0.28%	0.28%	0.27%	0.29%
Ratio of net investment income to average net assets	2.08%	2.10%	1.82%	1.32%	1.36%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	2.07%	1.79%	1.30%	1.32%
Portfolio turnover	14%	15%	14%	13%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-12

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.882	$9.992	$13.133	$11.969	$10.783
Income (loss) from investment operations:
Net investment income[1]	0.212	0.196	0.176	0.138	0.119
Net realized and unrealized gain (loss)	0.892	1.357	(2.443)	1.454	1.472
Total from investment operations	1.104	1.553	(2.267)	1.592	1.591
Less dividends and distributions from:
Net investment income	(0.229)	(0.194)	(0.212)	(0.267)	(0.214)
Net realized gain	(0.144)	(0.469)	(0.662)	(0.161)	(0.191)
Total dividends and distributions	(0.373)	(0.663)	(0.874)	(0.428)	(0.405)
Net asset value, end of period	$11.613	$10.882	$9.992	$13.133	$11.969
Total return[2]	10.14%	15.84%	(17.07% )	13.31%	14.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,061	$32,330	$29,981	$37,437	$34,060
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.53%	0.53%	0.53%	0.52%	0.54%
Ratio of net investment income to average net assets	1.83%	1.85%	1.57%	1.07%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.80%	1.82%	1.54%	1.05%	1.07%
Portfolio turnover	14%	15%	14%	13%	22%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-13

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.352	$10.067	$13.056	$11.595	$10.290
Income (loss) from investment operations:
Net investment income[1]	0.188	0.185	0.171	0.139	0.124
Net realized and unrealized gain (loss)	1.292	1.714	(2.510)	1.822	1.562
Total from investment operations	1.480	1.899	(2.339)	1.961	1.686
Less dividends and distributions from:
Net investment income	(0.232)	(0.184)	(0.194)	(0.337)	(0.217)
Net realized gain	(0.182)	(0.430)	(0.456)	(0.163)	(0.164)
Total dividends and distributions	(0.414)	(0.614)	(0.650)	(0.500)	(0.381)
Net asset value, end of period	$12.418	$11.352	$10.067	$13.056	$11.595
Total return[2]	13.04%	19.19%	(17.74% )	16.93%	16.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,062	$112,467	$90,927	$113,550	$102,012
Ratio of expenses to average net assets[3]	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.28%	0.29%	0.30%	0.28%	0.31%
Ratio of net investment income to average net assets	1.53%	1.70%	1.54%	1.09%	1.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51%	1.67%	1.50%	1.07%	1.17%
Portfolio turnover	13%	9%	10%	13%	14%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-14

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.299	$10.024	$13.004	$11.552	$10.256
Income (loss) from investment operations:
Net investment income[1]	0.156	0.157	0.142	0.107	0.098
Net realized and unrealized gain (loss)	1.285	1.705	(2.499)	1.813	1.553
Total from investment operations	1.441	1.862	(2.357)	1.920	1.651
Less dividends and distributions from:
Net investment income	(0.200)	(0.157)	(0.167)	(0.305)	(0.191)
Net realized gain	(0.182)	(0.430)	(0.456)	(0.163)	(0.164)
Total dividends and distributions	(0.382)	(0.587)	(0.623)	(0.468)	(0.355)
Net asset value, end of period	$12.358	$11.299	$10.024	$13.004	$11.552
Total return[2]	12.76%	18.89%	(17.95% )	16.64%	16.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,982	$40,493	$35,417	$42,766	$37,387
Ratio of expenses to average net assets[3]	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.53%	0.54%	0.55%	0.53%	0.56%
Ratio of net investment income to average net assets	1.28%	1.45%	1.29%	0.84%	0.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.26%	1.42%	1.25%	0.82%	0.92%
Portfolio turnover	13%	9%	10%	13%	14%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-15

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.277	$10.733	$13.894	$12.238	$10.838
Income (loss) from investment operations:
Net investment income[1]	0.171	0.181	0.179	0.140	0.129
Net realized and unrealized gain (loss)	1.570	1.965	(2.697)	2.061	1.674
Total from investment operations	1.741	2.146	(2.518)	2.201	1.803
Less dividends and distributions from:
Net investment income	(0.191)	(0.181)	(0.201)	(0.361)	(0.223)
Net realized gain	(0.245)	(0.421)	(0.442)	(0.184)	(0.180)
Total dividends and distributions	(0.436)	(0.602)	(0.643)	(0.545)	(0.403)
Net asset value, end of period	$13.582	$12.277	$10.733	$13.894	$12.238
Total return[2]	14.20%	20.30%	(17.95% )	18.01%	16.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,530	$62,326	$47,789	$57,815	$49,732
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.33%	0.35%	0.33%	0.38%
Ratio of net investment income to average net assets	1.28%	1.56%	1.52%	1.03%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.23%	1.50%	1.44%	0.97%	1.10%
Portfolio turnover	15%	12%	11%	12%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-16

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.208	$10.679	$13.827	$12.184	$10.796
Income (loss) from investment operations:
Net investment income[1]	0.137	0.151	0.149	0.105	0.102
Net realized and unrealized gain (loss)	1.560	1.951	(2.682)	2.049	1.663
Total from investment operations	1.697	2.102	(2.533)	2.154	1.765
Less dividends and distributions from:
Net investment income	(0.157)	(0.152)	(0.173)	(0.327)	(0.197)
Net realized gain	(0.245)	(0.421)	(0.442)	(0.184)	(0.180)
Total dividends and distributions	(0.402)	(0.573)	(0.615)	(0.511)	(0.377)
Net asset value, end of period	$13.503	$12.208	$10.679	$13.827	$12.184
Total return[2]	13.92%	19.99%	(18.15% )	17.70%	16.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,111	$23,339	$19,822	$23,862	$20,276
Ratio of expenses to average net assets[3]	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.57%	0.58%	0.60%	0.58%	0.63%
Ratio of net investment income to average net assets	1.03%	1.31%	1.27%	0.78%	0.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.98%	1.25%	1.19%	0.72%	0.85%
Portfolio turnover	15%	12%	11%	12%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-17

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Year Ended				5/1/20[1] to 12/31/20
	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.581	$11.630	$15.026	$13.123	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.231	0.252	0.261	0.267	0.190
Net realized and unrealized gain (loss)	1.705	2.104	(2.958)	2.186	3.215
Total from investment operations	1.936	2.356	(2.697)	2.453	3.405
Less dividends and distributions from:
Net investment income	(0.235)	(0.206)	(0.229)	(0.338)	(0.236)
Net realized gain	(0.411)	(0.199)	(0.470)	(0.212)	(0.046)
Total dividends and distributions	(0.646)	(0.405)	(0.699)	(0.550)	(0.282)
Net asset value, end of period	$14.871	$13.581	$11.630	$15.026	$13.123
Total return[3]	14.27%	20.31%	(17.87% )	18.69%	34.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,066	$19,233	$9,150	$5,127	$871
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.51%	0.73%	1.35%	2.81%	12.80%
Ratio of net investment income to average net assets	1.55%	1.98%	2.06%	1.80%	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.31%	1.52%	0.98%	(0.74% )	(10.11% )
Portfolio turnover	13%	3%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-18

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Year Ended				5/1/20[1] to 12/31/20
	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.545	$11.608	$15.010	$13.116	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.193	0.219	0.230	0.227	0.169
Net realized and unrealized gain (loss)	1.698	2.098	(2.954)	2.186	3.213
Total from investment operations	1.891	2.317	(2.724)	2.413	3.382
Less dividends and distributions from:
Net investment income	(0.202)	(0.181)	(0.208)	(0.307)	(0.220)
Net realized gain	(0.411)	(0.199)	(0.470)	(0.212)	(0.046)
Total dividends and distributions	(0.613)	(0.380)	(0.678)	(0.519)	(0.266)
Net asset value, end of period	$14.823	$13.545	$11.608	$15.010	$13.116
Total return[3]	13.98%	20.00%	(18.07% )	18.39%	33.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,409	$1,604	$843	$473	$277
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.76%	0.98%	1.60%	3.06%	13.05%
Ratio of net investment income to average net assets	1.30%	1.73%	1.81%	1.55%	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.06%	1.27%	0.73%	(0.99% )	(10.36% )
Portfolio turnover	13%	3%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-19

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to
LVIP T. Rowe Price Target Date Funds-20

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.49%	0.50%	0.51%	0.52%	0.52%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2024, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	2027	Total
LVIP T. Rowe Price 2020 Fund	$75,896	$71,837	$69,419	$217,152
LVIP T. Rowe Price 2030 Fund	$56,544	$51,699	$51,035	$159,278
LVIP T. Rowe Price 2040 Fund	$47,619	$43,020	$35,153	$125,792
LVIP T. Rowe Price 2050 Fund	$56,108	$49,822	$43,665	$149,595
LVIP T. Rowe Price 2060 Fund	$77,843	$69,113	$64,329	$211,285
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$8,056	$16,205	$13,424	$7,564	$2,101
Legal	1,224	2,461	2,038	1,149	319
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP T. Rowe Price Target Date Funds-21

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$387	$959	$971	$1,016	$629
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LFI	$5,085	$5,606	$2,302	$4,107	$5,658
Management fees payable to LFI	15,596	33,038	27,964	15,402	5,182
Distribution fees payable to LFD	3,262	7,143	9,295	5,666	530
Shareholder servicing fees payable to Lincoln Life	2,381	5,043	4,268	2,351	791
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2024, were as follows:
LVIP T. Rowe Price 2020 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-44.92%@
Equity Funds-18.09%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,778,300	$313,267	$550,000	$78,172	$20,658	$1,640,397	125,807	$20,163	$93,103
✧✧LVIP SSGA S&P 500 Index Fund	15,010,253	2,302,154	5,258,734	2,597,989	(538,684)	14,112,978	465,314	156,642	999,777
✧✧LVIP SSGA Small-Cap Index Fund	1,748,364	121,175	635,001	312,380	(244,399)	1,302,519	39,728	23,110	48,065
Fixed Income Fund-20.25%@
✧✧LVIP SSGA Bond Index Fund	19,885,901	1,310,663	1,650,000	(290,807)	(173,082)	19,082,675	1,952,591	650,663	—
International Equity Fund-6.58%@
✧✧LVIP SSGA International Index Fund	6,703,065	578,356	1,090,000	368,924	(358,392)	6,201,953	593,488	203,358	—
Total	$45,125,883	$4,625,615	$9,183,735	$3,066,658	$(1,293,899)	$42,340,522		$1,053,936	$1,140,945

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-22

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.40%@
Equity Funds-24.54%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,762,413	$627,415	$900,001	$46,149	$230,064	$4,766,040	365,522	$58,582	$268,833
✧✧LVIP SSGA S&P 500 Index Fund	39,828,391	10,559,093	15,469,431	3,363,603	2,436,756	40,718,412	1,342,513	449,980	2,947,164
✧✧LVIP SSGA Small-Cap Index Fund	4,491,129	409,329	1,449,999	171,456	66,786	3,688,701	112,508	69,281	140,048
Fixed Income Fund-15.91%@
✧✧LVIP SSGA Bond Index Fund	28,106,247	4,813,732	249,999	(53,329)	(749,934)	31,866,717	3,260,689	1,083,732	—
International Equity Fund-8.95%@
✧✧LVIP SSGA International Index Fund	17,884,954	2,227,181	2,124,999	243,550	(295,708)	17,934,978	1,716,266	602,181	—
Total	$95,073,134	$18,636,750	$20,194,429	$3,771,429	$1,687,964	$98,974,848		$2,263,756	$3,356,045

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.20%@
Equity Funds-34.62%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,144,723	$1,000,835	$675,000	$(6,486)	$322,804	$5,786,876	443,813	$68,671	$307,164
✧✧LVIP SSGA S&P 500 Index Fund	44,697,205	8,405,993	10,867,187	1,235,339	5,171,857	48,643,207	1,603,798	534,969	3,318,836
✧✧LVIP SSGA Small-Cap Index Fund	5,164,997	445,125	1,400,001	(45,604)	270,319	4,434,836	135,266	82,947	162,179
Fixed Income Fund-5.99%@
✧✧LVIP SSGA Bond Index Fund	7,703,816	2,769,113	—	—	(283,835)	10,189,094	1,042,576	344,113	—
International Equity Fund-12.59%@
✧✧LVIP SSGA International Index Fund	20,022,246	3,732,212	2,250,000	19,097	(116,347)	21,407,208	2,048,537	692,211	—
Total	$82,732,987	$16,353,278	$15,192,188	$1,202,346	$5,364,798	$90,461,221		$1,722,911	$3,788,179

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.78%@
Equity Funds-38.24%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,138,202	$397,455	$320,000	$25,021	$175,623	$3,416,301	262,006	$41,992	$185,463
✧✧LVIP SSGA S&P 500 Index Fund	26,860,388	4,900,952	5,941,305	589,500	3,321,967	29,731,502	980,267	328,110	2,041,537
✧✧LVIP SSGA Small-Cap Index Fund	3,171,240	342,271	995,001	58,897	78,812	2,656,219	81,017	47,088	95,183
Fixed Income Fund-0.60%@
✧✧LVIP SSGA Bond Index Fund	606,824	169,030	190,000	(22,068)	1,874	565,660	57,880	19,030	—
International Equity Fund-13.94%@
✧✧LVIP SSGA International Index Fund	11,843,710	2,456,978	1,200,000	42,476	(91,642)	13,051,522	1,248,950	426,978	—
Total	$45,620,364	$8,266,686	$8,646,306	$693,826	$3,486,634	$49,421,204		$863,198	$2,322,183

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-23

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2060 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.25%@
Equity Funds-38.73%@
✧✧LVIP SSGA Mid-Cap Index Fund	$754,978	$648,728	$283,231	$(15,670)	$63,737	$1,168,542	89,619	$14,081	$59,146
✧✧LVIP SSGA S&P 500 Index Fund	6,605,375	4,004,307	1,486,514	(22,838)	1,024,454	10,124,784	333,821	112,942	636,048
✧✧LVIP SSGA Small-Cap Index Fund	738,008	410,039	297,000	(18,119)	64,673	897,601	27,377	16,202	31,837
Fixed Income Fund-0.51%@
✧✧LVIP SSGA Bond Index Fund	117,892	55,276	10,000	(1,964)	(3,121)	158,083	16,176	5,276	—
International Equity Fund-14.01%@
✧✧LVIP SSGA International Index Fund	2,923,228	2,160,072	575,262	(18,327)	(79,383)	4,410,328	422,041	148,072	—
Total	$11,139,481	$7,278,422	$2,652,007	$(76,918)	$1,070,360	$16,759,338		$296,573	$727,031

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$7,922,533	$32,049,098	$27,110,125	$15,071,885	$12,661,445
Sales	15,341,000	27,152,481	21,625,000	13,910,000	3,392,790
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$79,616,559	$158,376,480	$120,217,778	$68,877,714	$29,126,894
Aggregate unrealized appreciation of investments	$19,972,615	$52,141,933	$54,671,214	$25,823,771	$2,855,818
Aggregate unrealized depreciation of investments	(3,919,350)	(8,945,556)	(3,655,784)	(957,394)	(483,463)
Net unrealized appreciation of investments	$16,053,265	$43,196,377	$51,015,430	$24,866,377	$2,372,355
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Target Date Funds-24

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$42,340,522	$98,974,848	$90,461,221	$49,421,204	$16,759,338
Unaffiliated Investment Companies	53,329,302	102,598,008	80,771,987	44,322,890	14,739,911
Total Investments	$95,669,824	$201,572,856	$171,233,208	$93,744,094	$31,499,249
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sales and straddle loss deferrals and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Year ended December 31, 2024
Ordinary income	$2,656,174	$4,888,551	$3,588,580	$1,752,942	$499,823
Long-term capital gains	1,221,449	1,826,272	1,803,749	1,115,829	791,600
Total	$3,877,623	$6,714,823	$5,392,329	$2,868,771	$1,291,423
Year ended December 31, 2023
Ordinary income	$3,845,790	$5,780,215	$2,761,478	$1,265,433	$302,406
Long-term capital gains	2,173,878	5,544,959	5,265,690	2,890,634	285,454
Total	$6,019,668	$11,325,174	$8,027,168	$4,156,067	$587,860
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Undistributed ordinary income	$2,752,016	$3,164,444	$584,173	$415,300	$—
Undistributed long-term capital gains	2,281,728	6,441,491	6,532,658	3,811,709	578,385
Other temporary differences	(9,161,886)	(10,533,304)	(9,835,115)	(2,919,859)	1
Net unrealized appreciation	16,053,265	43,196,377	51,015,430	24,866,377	2,372,355
Distributable earnings/(accumulated loss)	$11,925,123	$42,269,008	$48,297,146	$26,173,527	$2,950,741
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Funds had no capital loss carryforwards for federal income tax purposes.
LVIP T. Rowe Price Target Date Funds-25

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	1,056,544	2,076,370	3,918,266	4,288,234	2,290,507	2,244,207
Service Class	65,109	74,321	142,791	253,081	177,476	173,111
Shares reinvested:
Standard Class	345,307	575,943	484,879	889,952	327,288	547,076
Service Class	62,000	102,433	89,319	179,639	105,505	188,054
	1,528,960	2,829,067	4,635,255	5,610,906	2,900,776	3,152,448
Shares redeemed:
Standard Class	(2,168,887)	(2,419,846)	(4,114,437)	(3,759,505)	(2,293,315)	(1,916,402)
Service Class	(231,628)	(239,497)	(356,213)	(462,434)	(388,841)	(310,485)
	(2,400,515)	(2,659,343)	(4,470,650)	(4,221,939)	(2,682,156)	(2,226,887)
Net increase (decrease)	(871,555)	169,724	164,605	1,388,967	218,620	925,561

	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	1,069,630	1,569,275	720,403	702,600
Service Class	109,996	134,258	58,511	48,380
Shares reinvested:
Standard Class	154,494	263,080	80,289	40,450
Service Class	56,372	90,992	6,576	3,194
	1,390,492	2,057,605	865,779	794,624
Shares redeemed:
Standard Class	(1,329,006)	(1,208,031)	(262,270)	(113,661)
Service Class	(144,451)	(169,635)	(20,943)	(5,836)
	(1,473,457)	(1,377,666)	(283,213)	(119,497)
Net increase (decrease)	(82,965)	679,939	582,566	675,127
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP T. Rowe Price Target Date Funds-26

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-27

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (collectively referred to as the “Funds”) (five of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the Lincoln Variable Insurance Products Trust	Statements of operations	Statements of changes in net assets	Financial highlights
LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024
LVIP T. Rowe Price 2060 Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the four years in the period ended December 31, 2024 and the period from May 1, 2020 (commencement of operations) through December 31, 2020
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP T. Rowe Price Target Date Funds–28

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2024

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.94%
INVESTMENT COMPANIES–96.94%
Equity Funds–68.44%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,169,951	$265,905,288
LVIP Baron Growth Opportunities Fund	578,664	45,851,584
LVIP Channing Small Cap Value Fund	1,464,980	18,323,967
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,709,150	40,138,772
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,066,702	65,304,718
LVIP MFS Value Fund	5,074,932	267,601,137
LVIP SSGA Mid-Cap Index Fund	3,644,674	47,522,906
LVIP SSGA Nasdaq-100 Index Fund	906,584	13,387,522
LVIP SSGA S&P 500 Index Fund	11,228,353	340,555,951
LVIP SSGA Small-Cap Index Fund	1,287,831	42,222,835
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,116,718	68,414,446
LVIP Wellington SMID Cap Value Fund	4,016,738	103,688,084
		1,318,917,210
Fixed Income Funds–28.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,061,483	9,568,212
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	18,359,580	$176,435,559
LVIP JPMorgan High Yield Fund	4,292,702	42,094,237
LVIP Macquarie Bond Fund	14,776,708	167,612,198
LVIP SSGA Bond Index Fund	14,754,459	144,195,326
		539,905,532
Global Equity Fund–0.48%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	1,238,483	9,201,929
		9,201,929
Total Affiliated Investments (Cost $1,441,397,573)		1,868,024,671

UNAFFILIATED INVESTMENT–2.94%
INVESTMENT COMPANY–2.94%
Money Market Fund–2.94%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	56,576,226	56,576,226
Total Unaffiliated Investment (Cost $56,576,226)		56,576,226

TOTAL INVESTMENTS–99.88% (Cost $1,497,973,799)	1,924,600,897
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	2,342,502
NET ASSETS APPLICABLE TO 153,533,113 SHARES OUTSTANDING–100.00%	$1,926,943,399

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund-1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
60	E-mini Russell 2000 Index	$6,749,400	$7,132,402	3/21/25	$—	$(383,002)
137	E-mini S&P 500 Index	40,659,887	41,979,235	3/21/25	—	(1,319,348)
36	E-mini S&P MidCap 400 Index	11,328,120	11,940,812	3/21/25	—	(612,692)
Total Futures Contracts					$—	$(2,315,042)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-2

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
December 31, 2024
ASSETS:
Affiliated investments, at value	$1,868,024,671
Unaffiliated investments, at value	56,576,226
Cash collateral held at broker for futures contracts	3,158,470
Receivable for fund shares sold	244,347
Dividends and interest receivable	223,430
Prepaid expenses	7,229
TOTAL ASSETS	1,928,234,373
LIABILITIES:
Due to manager and affiliates	864,232
Payable for securities purchased	158,023
Variation margin due to broker on futures contracts	127,830
Payable for fund shares redeemed	81,436
Payable for fund accounting fee	22,885
Payable for audit fee	22,140
Other accrued expenses payable	14,428
TOTAL LIABILITIES	1,290,974
TOTAL NET ASSETS	$1,926,943,399
Affiliated investments, at cost	$1,441,397,573
Unaffiliated investments, at cost	56,576,226
Standard Class:
Net Assets	$19,230,850
Shares Outstanding	1,530,067
Net Asset Value Per Share	$12.569
Service Class:
Net Assets	$1,907,712,549
Shares Outstanding	152,003,046
Net Asset Value Per Share	$12.550
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,593,111,083
Distributable earnings/(accumulated loss)	333,832,316
TOTAL NET ASSETS	$1,926,943,399
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-3

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends from affiliated investments	$37,252,061
Dividends from unaffiliated investments	3,109,325
40,361,386
EXPENSES:
Management fees	4,705,075
Distribution fees-Service Class	4,659,530
Shareholder servicing fees	545,789
Accounting and administration expenses	220,652
Professional fees	61,269
Trustees’ fees and expenses	59,381
Reports and statements to shareholders	46,683
Custodian fees	16,562
Consulting fees	8,914
Pricing fees	292
Other	43,005
10,367,152
Less:
Management fees waived	(188,203)
Total operating expenses	10,178,949
NET INVESTMENT INCOME	30,182,437
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	20,236,513
Distributions from affiliated investment companies	63,000,252
Futures contracts	12,265,769
Net realized gain	95,502,534
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	111,448,348
Futures contracts	(4,585,503)
Net change in unrealized appreciation (depreciation)	106,862,845
NET REALIZED AND UNREALIZED GAIN	202,365,379
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$232,547,816
See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$30,182,437	$19,611,141
Net realized gain (loss)	95,502,534	(22,997,612)
Net change in unrealized appreciation (depreciation)	106,862,845	236,383,416
Net increase in net assets resulting from operations	232,547,816	232,996,945
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(455,947)	(256,205)
Service Class	(40,834,485)	(22,829,341)
	(41,290,432)	(23,085,546)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,167,252	1,416,847
Service Class	90,645,947	87,137,204
Reinvestment of dividends and distributions:
Standard Class	455,947	256,205
Service Class	40,834,485	22,829,341
	133,103,631	111,639,597
Cost of shares redeemed:
Standard Class	(1,134,317)	(1,638,281)
Service Class	(186,685,712)	(143,270,886)
	(187,820,029)	(144,909,167)
Decrease in net assets derived from capital share transactions	(54,716,398)	(33,269,570)
NET INCREASE IN NET ASSETS	136,540,986	176,641,829
NET ASSETS:
Beginning of year	1,790,402,413	1,613,760,584
End of year	$1,926,943,399	$1,790,402,413
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-4

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.338	$10.008	$13.421	$12.092	$11.393
Income (loss) from investment operations:
Net investment income[1]	0.227	0.150	0.138	0.137	0.140
Net realized and unrealized gain (loss)	1.309	1.354	(2.840)	1.717	0.822
Total from investment operations	1.536	1.504	(2.702)	1.854	0.962
Less dividends and distributions from:
Net investment income	(0.305)	(0.174)	(0.155)	(0.358)	(0.202)
Net realized gain	—	—	(0.541)	(0.167)	(0.061)
Return of capital	—	—	(0.015)	—	—
Total dividends and distributions	(0.305)	(0.174)	(0.711)	(0.525)	(0.263)
Net asset value, end of period	$12.569	$11.338	$10.008	$13.421	$12.092
Total return[2]	13.56%	15.02%	(20.13% )	15.37%	8.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,231	$16,914	$14,915	$17,656	$14,053
Ratio of expenses to average net assets[3]	0.29%	0.30%	0.29%	0.29%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.85%	1.41%	1.23%	1.05%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.84%	1.40%	1.22%	1.04%	1.24%
Portfolio turnover	17%	24%	22%	15%	30%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursed by the manager. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-5

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.322	$9.997	$13.406	$12.081	$11.385
Income (loss) from investment operations:
Net investment income[1]	0.196	0.123	0.110	0.104	0.112
Net realized and unrealized gain (loss)	1.306	1.350	(2.835)	1.714	0.820
Total from investment operations	1.502	1.473	(2.725)	1.818	0.932
Less dividends and distributions from:
Net investment income	(0.274)	(0.148)	(0.128)	(0.326)	(0.175)
Net realized gain	—	—	(0.541)	(0.167)	(0.061)
Return of capital	—	—	(0.015)	—	—
Total dividends and distributions	(0.274)	(0.148)	(0.684)	(0.493)	(0.236)
Net asset value, end of period	$12.550	$11.322	$9.997	$13.406	$12.081
Total return[2]	13.27%	14.72%	(20.33% )	15.08%	8.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,907,713	$1,773,488	$1,598,845	$2,004,437	$1,743,766
Ratio of expenses to average net assets[3]	0.54%	0.55%	0.54%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.60%	1.16%	0.98%	0.80%	1.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.59%	1.15%	0.97%	0.79%	0.99%
Portfolio turnover	17%	24%	22%	15%	30%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursed by the manager. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-6

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign  stocks,  bonds and money market instruments. A significant  portion  of the Underlying Funds employ  a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts
LVIP U.S. Growth Allocation Managed Risk Fund-7

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$154,108
Legal	23,402
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,974 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$401,570
Distribution fees payable to LFD	414,139
Shareholder servicing fees payable to Lincoln Life	48,523
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund-8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/24	Number of Shares 12/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.94%@
Equity Funds-68.44%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$237,930,948	$13,688,336	$42,774,911	$10,122,872	$46,938,043	$—	$265,905,288	4,169,951	$—	$2,431,300
✧✧LVIP Baron Growth Opportunities Fund	43,274,499	5,057,120	4,689,332	193,300	2,015,997	—	45,851,584	578,664	214,614	203,351
✧✧LVIP Channing Small Cap Value Fund	18,238,798	1,365,416	3,148,400	354,921	1,542,690	(29,458)	18,323,967	1,464,980	94,855	—
✧✧‡LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	—	41,392,758	3,985,160	237,394	2,493,780	—	40,138,772	2,709,150	393,705	2,136,354
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	38,902,249	26,404,792	5,360,463	68,991	5,324,813	(35,664)	65,304,718	5,066,702	697,563	—
×,✧✧LVIP Macquarie U.S. Growth Fund	8,579,936	4,119,134	13,980,225	1,770,091	(488,936)	—	—	—	—	—
✧✧LVIP MFS Value Fund	256,161,209	26,096,595	25,242,802	936,943	9,649,192	—	267,601,137	5,074,932	4,624,993	14,766,553
✧✧LVIP SSGA Mid-Cap Index Fund	46,367,973	6,361,567	8,084,835	468,712	2,409,489	—	47,522,906	3,644,674	586,455	2,680,943
✧✧LVIP SSGA Nasdaq-100 Index Fund	12,061,604	430,612	1,866,304	393,302	2,368,308	—	13,387,522	906,584	64,563	71,848
✧✧LVIP SSGA S&P 500 Index Fund	313,278,534	35,359,757	53,624,239	10,228,602	35,313,297	—	340,555,951	11,228,353	3,759,942	23,968,830
✧✧LVIP SSGA Small-Cap Index Fund	70,191,130	3,751,011	35,423,972	2,780,768	923,898	—	42,222,835	1,287,831	754,502	1,733,130
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	61,034,920	10,076,013	10,464,420	1,342,425	6,425,508	—	68,414,446	2,116,718	191,296	5,982,012
✧✧LVIP Wellington SMID Cap Value Fund	98,327,292	15,038,637	11,089,019	260,454	1,150,720	—	103,688,084	4,016,738	1,301,581	9,025,931
Fixed Income Funds-28.02%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	7,416,459	579,827	8,164,628	70,686	97,656	—	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	8,276,812	2,162,100	731,311	(108,165)	(25,342)	(5,882)	9,568,212	1,061,483	372,906	—
✧✧LVIP JPMorgan Core Bond Fund	147,724,929	47,045,478	13,511,539	264,151	(5,087,460)	—	176,435,559	18,359,580	7,752,766	—
✧✧LVIP JPMorgan High Yield Fund	33,981,972	14,024,730	6,228,106	(347,046)	662,687	—	42,094,237	4,292,702	2,936,571	—
✧✧LVIP Macquarie Bond Fund	176,004,169	28,675,191	31,501,231	(6,253,569)	687,638	—	167,612,198	14,776,708	8,329,082	—
×,✧✧LVIP PIMCO Low Duration Bond Fund	4,939,836	16,730	4,975,079	71,387	(52,874)	—	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	131,570,965	29,670,264	13,748,911	(1,799,961)	(1,497,031)	—	144,195,326	14,754,459	4,920,858	—
Global Equity Fund-0.48%@
✧✧LVIP BlackRock Real Estate Fund	13,571,358	1,236,044	5,382,003	(819,745)	596,275	—	9,201,929	1,238,483	255,809	—
Total	$1,727,835,592	$312,552,112	$303,976,890	$20,236,513	$111,448,348	$(71,004)	$1,868,024,671		$37,252,061	$63,000,252

@ As a percentage of Net Assets as of December 31, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at December 31, 2024.
LVIP U.S. Growth Allocation Managed Risk Fund-9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$312,552,112
Sales	303,976,890
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,544,003,921
Aggregate unrealized appreciation of investments and derivatives	$413,921,489
Aggregate unrealized depreciation of investments and derivatives	(33,324,517)
Net unrealized appreciation of investments and derivatives	$380,596,972
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,868,024,671	$—	$—	$1,868,024,671
Unaffiliated Investment Company	56,576,226	—	—	56,576,226
Total Investments	$1,924,600,897	$—	$—	$1,924,600,897
Derivatives:
Liabilities:
Futures Contracts	$(2,315,042)	$—	$—	$(2,315,042)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
LVIP U.S. Growth Allocation Managed Risk Fund-10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/24	12/31/23
Ordinary income	$41,290,432	$23,085,546
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$133,829
Undistributed long-term capital gains	57,164,949
Other temporary differences	(104,063,434)
Net unrealized appreciation	380,596,972
Distributable earnings/(accumulated loss)	$333,832,316
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2024, the Fund utilized $22,984,925 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	95,350	133,528
Service Class	7,424,682	8,237,073
Shares reinvested:
Standard Class	36,398	22,502
Service Class	3,264,252	2,007,681
	10,820,682	10,400,784
Shares redeemed:
Standard Class	(93,521)	(154,466)
Service Class	(15,321,974)	(13,546,246)
	(15,415,495)	(13,700,712)
Net decrease	(4,594,813)	(3,299,928)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP U.S. Growth Allocation Managed Risk Fund-11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(2,315,042)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$12,265,769	$(4,585,503)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$57,565,529	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP U.S. Growth Allocation Managed Risk Fund-12

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP U.S. Growth Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP U.S. Growth Allocation Managed Risk Fund–14

LVIP Vanguard Allocation Funds
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Vanguard Allocation Funds

LVIP Vanguard Bond Allocation Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.98%
Fixed Income Funds–99.79%
Vanguard Core Bond Fund	22,688,046	$401,578,412
Vanguard Intermediate-Term Bond ETF	1,995,317	149,110,039
Vanguard Long-Term Bond ETF	2,316,243	158,500,509
Vanguard Mortgage-Backed Securities ETF	3,458,780	156,821,085
Vanguard Short-Term Bond ETF	3,505,694	270,884,975
Vanguard Total International Bond ETF	4,125,509	202,356,217
		1,339,251,237
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	2,508,154	$2,508,154
		2,508,154
Total Investment Companies (Cost $1,503,800,954)		1,341,759,391

TOTAL INVESTMENTS–99.98% (Cost $1,503,800,954)	1,341,759,391
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	224,815
NET ASSETS APPLICABLE TO 149,001,064 SHARES OUTSTANDING–100.00%	$1,341,984,206
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND STANDARD CLASS ($278,303,716 / 30,880,247 Shares)		$9.012
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND SERVICE CLASS ($1,063,680,490 / 118,120,817 Shares)		$9.005
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$1,538,734,793
Distributable earnings/(accumulated loss)		(196,750,587)
TOTAL NET ASSETS		$1,341,984,206

★Includes $1,062,124 payable for securities purchased, $692,560 payable for fund shares redeemed, $7,813 other accrued expenses payable,
$540,756 due to manager and affiliates, $18,188 payable for audit fee and $16,343 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-1

LVIP Vanguard Domestic Equity ETF Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.23%
Equity Funds–100.23%
Vanguard Extended Market ETF	160,592	$30,509,268
Vanguard Growth ETF	713,334	292,780,807
Vanguard Russell 3000	459,712	119,405,595
Vanguard S&P 500 ETF	387,247	208,652,556
Vanguard Small-Cap ETF	271,654	65,273,023
Vanguard Total Stock Market ETF	824,860	239,052,677
Vanguard Value ETF	1,410,960	238,875,528
Total Investment Companies (Cost $1,050,995,342)		1,194,549,454

TOTAL INVESTMENTS–100.23% (Cost $1,050,995,342)	1,194,549,454
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(2,794,032)
NET ASSETS APPLICABLE TO 31,292,160 SHARES OUTSTANDING–100.00%	$1,191,755,422
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($615,073,989 / 16,135,528 Shares)		$38.119
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($576,681,433 / 15,156,632 Shares)		$38.048
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$469,772,033
Distributable earnings/(accumulated loss)		721,983,389
TOTAL NET ASSETS		$1,191,755,422

★Includes $3,241,072 payable for fund shares redeemed, $7,614 other accrued expenses payable, $363,743 due to manager and affiliates,
$1,396,614 due to custodian, $18,188 payable for audit fee and $14,589 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-2

LVIP Vanguard International Equity ETF Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.26%
International Equity Funds–100.07%
Vanguard FTSE All World ex-US Small-Cap ETF	289,896	$33,187,294
Vanguard FTSE All-World ex-US ETF	3,099,217	177,926,048
Vanguard FTSE Developed Markets ETF	3,298,964	157,756,458
Vanguard FTSE Emerging Markets ETF	1,946,998	85,745,792
Vanguard FTSE European ETF	1,350,477	85,714,775
Vanguard FTSE Pacific ETF	1,295,177	92,009,374
Vanguard Global ex-U.S. Real Estate ETF	662,214	26,197,186
		658,536,927
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	1,256,479	$1,256,479
		1,256,479
Total Investment Companies (Cost $577,736,563)		659,793,406

TOTAL INVESTMENTS–100.26% (Cost $577,736,563)	659,793,406
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(1,733,667)
NET ASSETS APPLICABLE TO 55,628,119 SHARES OUTSTANDING–100.00%	$658,059,739
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($323,438,500 / 27,319,536 Shares)		$11.839
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($334,621,239 / 28,308,583 Shares)		$11.820
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$598,991,723
Distributable earnings/(accumulated loss)		59,068,016
TOTAL NET ASSETS		$658,059,739

★Includes $1,256,277 payable for securities purchased, $850,666 payable for fund shares redeemed, $6,299 other accrued expenses payable,
$200,428 due to manager and affiliates, $18,188 payable for audit fee and $14,504 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-3

LVIP Vanguard Allocation Funds
Statements of Operations
Year Ended December 31, 2024
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$52,416,663	$15,691,971	$21,338,275
EXPENSES:
Management fees	3,172,342	2,817,468	1,616,677
Distribution fees-Service Class	2,525,534	1,376,569	839,940
Shareholder servicing fees	367,992	326,826	187,535
Accounting and administration expenses	149,293	132,034	86,732
Professional fees	52,950	50,785	42,191
Reports and statements to shareholders	40,661	31,002	21,304
Trustees’ fees and expenses	40,000	35,159	20,439
Custodian fees	6,930	36,477	16,154
Consulting fees	5,510	5,379	5,056
Pricing fees	35	53	41
Other	22,166	29,466	17,087
	6,383,413	4,841,218	2,853,156
Less:
Management fees waived	—	(563,494)	(323,335)
Total operating expenses	6,383,413	4,277,724	2,529,821
NET INVESTMENT INCOME	46,033,250	11,414,247	18,808,454
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from investments	(8,895,210)	590,831,869	(1,417,858)
Net change in unrealized appreciation (depreciation) of:
Investments	(20,645,011)	(381,374,779)	5,501,608
NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,540,221)	209,457,090	4,083,750
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,493,029	$220,871,337	$22,892,204
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-4

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,033,250	$35,504,842	$11,414,247	$11,522,462	$18,808,454	$17,022,704
Net realized gain (loss)	(8,895,210)	(9,051,126)	590,831,869	6,841,716	(1,417,858)	(5,996,889)
Net change in unrealized appreciation (depreciation)	(20,645,011)	37,069,383	(381,374,779)	189,832,391	5,501,608	69,076,621
Net increase in net assets resulting from operations	16,493,029	63,523,099	220,871,337	208,196,569	22,892,204	80,102,436
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(10,000,697)	(7,483,781)	(10,071,978)	(9,406,603)	(8,603,964)	(8,411,703)
Service Class	(36,026,445)	(28,025,035)	(8,090,723)	(8,207,851)	(8,122,275)	(8,599,308)
Return of capital:
Standard Class	—	(263)	—	—	—	—
Service Class	—	(1,088)	—	—	—	—
	(46,027,142)	(35,510,167)	(18,162,701)	(17,614,454)	(16,726,239)	(17,011,011)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67,730,852	48,007,443	68,350,117	59,087,640	67,850,872	46,370,163
Service Class	188,609,653	139,722,224	59,485,815	69,805,535	48,466,731	44,498,007
Reinvestment of dividends and distributions:
Standard Class	10,000,697	7,484,044	10,071,978	9,406,603	8,603,964	8,411,703
Service Class	36,026,445	28,026,123	8,090,723	8,207,851	8,122,275	8,599,308
	302,367,647	223,239,834	145,998,633	146,507,629	133,043,842	107,879,181
Cost of shares redeemed:
Standard Class	(31,304,431)	(22,230,780)	(83,294,896)	(62,082,413)	(45,876,078)	(39,579,189)
Service Class	(95,972,901)	(83,657,865)	(102,286,557)	(83,767,951)	(47,037,714)	(47,998,402)
	(127,277,332)	(105,888,645)	(185,581,453)	(145,850,364)	(92,913,792)	(87,577,591)
Increase (decrease) in net assets derived from capital share transactions	175,090,315	117,351,189	(39,582,820)	657,265	40,130,050	20,301,590
NET INCREASE IN NET ASSETS	145,556,202	145,364,121	163,125,816	191,239,380	46,296,015	83,393,015
NET ASSETS:
Beginning of year	1,196,428,004	1,051,063,883	1,028,629,606	837,390,226	611,763,724	528,370,709
End of year	$1,341,984,206	$1,196,428,004	$1,191,755,422	$1,028,629,606	$658,059,739	$611,763,724
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-5

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.221	$8.981	$10.878	$11.206	$10.766
Income (loss) from investment operations:
Net investment income[1]	0.354	0.312	0.195	0.160	0.168
Net realized and unrealized gain (loss)	(0.224)	0.228	(1.649)	(0.303)	0.444
Total from investment operations	0.130	0.540	(1.454)	(0.143)	0.612
Less dividends and distributions from:
Net investment income	(0.339)	(0.300)	(0.195)	(0.158)	(0.164)
Net realized gain	—	—	(0.248)	(0.027)	(0.008)
Total dividends and distributions	(0.339)	(0.300)	(0.443)	(0.185)	(0.172)
Net asset value, end of period	$9.012	$9.221	$8.981	$10.878	$11.206
Total return[2]	1.42%	6.00%	(13.37% )	(1.29% )	5.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$278,304	$237,906	$199,220	$227,649	$188,656
Ratio of expenses to average net assets[3]	0.30%	0.31%	0.30%	0.28%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.31%	0.30%	0.30%	0.31%
Ratio of net investment income to average net assets	3.83%	3.41%	2.00%	1.45%	1.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.83%	3.41%	2.00%	1.43%	1.45%
Portfolio turnover	4%	4%	10%	88%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-6

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.214	$8.976	$10.871	$11.201	$10.763
Income (loss) from investment operations:
Net investment income[1]	0.330	0.288	0.171	0.132	0.140
Net realized and unrealized gain (loss)	(0.222)	0.228	(1.648)	(0.304)	0.443
Total from investment operations	0.108	0.516	(1.477)	(0.172)	0.583
Less dividends and distributions from:
Net investment income	(0.317)	(0.278)	(0.170)	(0.131)	(0.137)
Net realized gain	—	—	(0.248)	(0.027)	(0.008)
Total dividends and distributions	(0.317)	(0.278)	(0.418)	(0.158)	(0.145)
Net asset value, end of period	$9.005	$9.214	$8.976	$10.871	$11.201
Total return[2]	1.18%	5.73%	(13.58% )	(1.54% )	5.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,063,680	$958,522	$851,844	$1,030,920	$923,509
Ratio of expenses to average net assets[3]	0.55%	0.56%	0.55%	0.53%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.56%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets	3.58%	3.16%	1.75%	1.20%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.58%	3.16%	1.75%	1.18%	1.20%
Portfolio turnover	4%	4%	10%	88%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-7

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.738	$25.816	$32.366	$26.296	$22.284
Income (loss) from investment operations:
Net investment income[1]	0.405	0.394	0.356	0.322	0.331
Net realized and unrealized gain (loss)	6.606	6.115	(6.431)	6.438	4.081
Total from investment operations	7.011	6.509	(6.075)	6.760	4.412
Less dividends and distributions from:
Net investment income	(0.425)	(0.400)	(0.352)	(0.379)	(0.329)
Net realized gain	(0.205)	(0.187)	(0.123)	(0.311)	(0.071)
Total dividends and distributions	(0.630)	(0.587)	(0.475)	(0.690)	(0.400)
Net asset value, end of period	$38.119	$31.738	$25.816	$32.366	$26.296
Total return[2]	22.10%	25.22%	(18.74% )	25.74%	19.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$615,074	$516,504	$414,472	$473,107	$372,061
Ratio of expenses to average net assets[3]	0.26%	0.26%	0.26%	0.25%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.30%	0.31%
Ratio of net investment income to average net assets	1.13%	1.37%	1.28%	1.08%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.08%	1.32%	1.23%	1.03%	1.42%
Portfolio turnover	92%	10%	13%	13%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-8

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.684	$25.779	$32.314	$26.260	$22.262
Income (loss) from investment operations:
Net investment income[1]	0.315	0.321	0.286	0.246	0.274
Net realized and unrealized gain (loss)	6.587	6.098	(6.416)	6.423	4.067
Total from investment operations	6.902	6.419	(6.130)	6.669	4.341
Less dividends and distributions from:
Net investment income	(0.333)	(0.327)	(0.282)	(0.304)	(0.272)
Net realized gain	(0.205)	(0.187)	(0.123)	(0.311)	(0.071)
Total dividends and distributions	(0.538)	(0.514)	(0.405)	(0.615)	(0.343)
Net asset value, end of period	$38.048	$31.684	$25.779	$32.314	$26.260
Total return[2]	21.80%	24.91%	(18.95% )	25.42%	19.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$576,681	$512,126	$422,918	$531,395	$435,348
Ratio of expenses to average net assets[3]	0.51%	0.51%	0.51%	0.50%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.55%	0.56%
Ratio of net investment income to average net assets	0.88%	1.12%	1.03%	0.83%	1.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	1.07%	0.98%	0.78%	1.17%
Portfolio turnover	92%	10%	13%	13%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-9

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.714	$10.457	$12.901	$12.454	$11.453
Income (loss) from investment operations:
Net investment income[1]	0.373	0.358	0.293	0.396	0.216
Net realized and unrealized gain (loss)	0.079	1.249	(2.441)	0.626	1.030
Total from investment operations	0.452	1.607	(2.148)	1.022	1.246
Less dividends and distributions from:
Net investment income	(0.327)	(0.350)	(0.284)	(0.364)	(0.245)
Net realized gain	—	—	(0.012)	(0.211)	—
Return of capital	—	—	(— )[2]	—	—
Total dividends and distributions	(0.327)	(0.350)	(0.296)	(0.575)	(0.245)
Net asset value, end of period	$11.839	$11.714	$10.457	$12.901	$12.454
Total return[3]	3.86%	15.36%	(16.62% )	8.16%	10.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$323,439	$290,532	$245,817	$265,041	$213,262
Ratio of expenses to average net assets[4]	0.26%	0.27%	0.26%	0.26%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.32%	0.31%	0.31%	0.32%
Ratio of net investment income to average net assets	3.04%	3.18%	2.66%	2.97%	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.99%	3.13%	2.61%	2.92%	1.97%
Portfolio turnover	6%	8%	6%	6%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount rounds to less than $(0.001) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-10

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.695	$10.443	$12.883	$12.440	$11.445
Income (loss) from investment operations:
Net investment income[1]	0.341	0.329	0.265	0.361	0.189
Net realized and unrealized gain (loss)	0.080	1.245	(2.436)	0.626	1.024
Total from investment operations	0.421	1.574	(2.171)	0.987	1.213
Less dividends and distributions from:
Net investment income	(0.296)	(0.322)	(0.257)	(0.333)	(0.218)
Net realized gain	—	—	(0.012)	(0.211)	—
Return of capital	—	—	(— )[2]	—	—
Total dividends and distributions	(0.296)	(0.322)	(0.269)	(0.544)	(0.218)
Net asset value, end of period	$11.820	$11.695	$10.443	$12.883	$12.440
Total return[3]	3.62%	15.07%	(16.83% )	7.89%	10.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$334,621	$321,232	$282,554	$330,229	$281,429
Ratio of expenses to average net assets[4]	0.51%	0.52%	0.51%	0.51%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.57%	0.56%	0.56%	0.57%
Ratio of net investment income to average net assets	2.79%	2.93%	2.41%	2.72%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.74%	2.88%	2.36%	2.67%	1.72%
Portfolio turnover	6%	8%	6%	6%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount rounds to less than $(0.001) per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-11

LVIP Vanguard Allocation Funds
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund , LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital  appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds-12

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Funds adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$103,748	$91,611	$52,956
Legal	15,755	13,910	8,042
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2024, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$12,841	$6,255	$5,888
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Vanguard Allocation Funds-13

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LFI	$283,208	$208,020	$112,469
Distribution fees payable to LFD	224,696	125,560	71,651
Shareholder servicing fees payable to Lincoln Life	32,852	30,163	16,308
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$221,566,381	$1,033,383,439	$79,827,581
Sales	47,342,877	1,078,414,251	37,791,745
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,532,120,843	$1,051,575,763	$599,977,883
Aggregate unrealized appreciation of investments	$2,450,099	$166,002,708	$66,158,462
Aggregate unrealized depreciation of investments	(192,811,551)	(23,029,018)	(6,342,938)
Net Unrealized Appreciation (Depreciation) of investments	$(190,361,452)	$142,973,690	$59,815,524
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Vanguard Allocation Funds-14

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2024:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Investment Companies	$1,341,759,391	$1,194,549,454	$659,793,406
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Year ended December 31, 2024
Ordinary income	$46,027,142	$15,757,064	$16,726,239
Long-term capital gains	—	2,405,637	—
Total	$46,027,142	$18,162,701	$16,726,239
Year ended December 31, 2023
Ordinary income	$35,508,816	$16,299,693	$17,011,011
Long-term capital gains	—	1,314,761	—
Return of capital	1,351	—	—
Total	$35,510,167	$17,614,454	$17,011,011
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Undistributed ordinary income	$6,108	$—	$2,093,908
Undistributed long-term capital gains	—	579,009,700	—
Capital loss carryforward	(6,395,247)	—	(2,841,416)
Other temporary differences	4	(1)	—
Net unrealized appreciation (depreciation)	(190,361,452)	142,973,690	59,815,524
Distributable earnings/(accumulated loss)	$(196,750,587)	$721,983,389	$59,068,016
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
LVIP Vanguard Allocation Funds-15

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
	Post-Enactment Losses (No Expiration)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard International Equity ETF Fund
Short-Term	$1,777,222	$82,476
Long-Term	4,618,025	2,758,940
Total	$6,395,247	$2,841,416
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Year Ended		Year Ended		Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Standard Class	7,336,208	5,251,961	1,924,106	2,043,966	5,542,580	4,109,477
Service Class	20,435,077	15,318,100	1,644,405	2,406,905	3,987,745	3,965,122
Shares reinvested:
Standard Class	1,111,559	807,778	265,601	296,902	729,238	718,826
Service Class	4,007,391	3,026,916	213,893	259,743	689,460	735,990
	32,890,235	24,404,755	4,048,005	5,007,516	10,949,023	9,529,415
Shares redeemed:
Standard Class	(3,368,988)	(2,441,812)	(2,328,116)	(2,121,567)	(3,754,879)	(3,532,481)
Service Class	(10,345,705)	(9,220,163)	(2,865,402)	(2,908,123)	(3,834,973)	(4,290,501)
	(13,714,693)	(11,661,975)	(5,193,518)	(5,029,690)	(7,589,852)	(7,822,982)
Net increase (decrease)	19,175,542	12,742,780	(1,145,513)	(22,174)	3,359,171	1,706,433
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Funds had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP Vanguard Allocation Funds-16

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Vanguard Allocation Funds-17

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Vanguard Bond Allocation Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP Vanguard Bond Allocation Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (collectively referred to as the “Funds”) (three of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Vanguard Allocation Funds–18

LVIP Wellington SMID Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Wellington SMID Cap Value Fund

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
December 31, 2024

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.40%
Aerospace & Defense–1.65%
Curtiss-Wright Corp.	8,019	$2,845,702
†Ducommun, Inc.	51,615	3,285,811
		6,131,513
Automobile Components–2.31%
Gentex Corp.	199,585	5,734,077
†Goodyear Tire & Rubber Co.	314,017	2,826,153
		8,560,230
Banks–9.72%
Ameris Bancorp	70,684	4,422,698
Cadence Bank	164,402	5,663,649
Columbia Banking System, Inc.	184,398	4,980,590
SouthState Corp.	59,360	5,905,133
Synovus Financial Corp.	94,701	4,851,532
UMB Financial Corp.	50,704	5,722,453
Webster Financial Corp.	81,155	4,481,379
		36,027,434
Building Products–1.64%
Fortune Brands Innovations, Inc.	89,147	6,091,415
		6,091,415
Capital Markets–4.15%
Evercore, Inc. Class A	9,821	2,722,283
StepStone Group, Inc. Class A	14,567	843,138
Stifel Financial Corp.	62,495	6,629,470
TPG, Inc.	82,541	5,186,876
		15,381,767
Chemicals–3.61%
Celanese Corp.	9,769	676,113
FMC Corp.	99,227	4,823,424
Huntsman Corp.	207,260	3,736,898
†Ingevity Corp.	101,464	4,134,658
		13,371,093
Communications Equipment–1.16%
†F5, Inc.	17,093	4,298,377
		4,298,377
Construction & Engineering–0.90%
†Fluor Corp.	67,982	3,352,872
		3,352,872
Consumer Finance–1.64%
Bread Financial Holdings, Inc.	52,786	3,223,113
†PRA Group, Inc.	137,301	2,868,218
		6,091,331
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.89%
†U.S. Foods Holding Corp.	103,609	$6,989,463
		6,989,463
Diversified Consumer Services–0.73%
OneSpaWorld Holdings Ltd.	135,319	2,692,848
		2,692,848
Diversified REITs–1.12%
Essential Properties Realty Trust, Inc.	132,711	4,151,200
		4,151,200
Electric Utilities–0.77%
IDACORP, Inc.	26,155	2,858,218
		2,858,218
Electronic Equipment, Instruments & Components–2.26%
Belden, Inc.	36,961	4,162,178
†Flex Ltd.	110,254	4,232,651
		8,394,829
Energy Equipment & Services–0.37%
†Seadrill Ltd.	35,321	1,375,047
		1,375,047
Financial Services–1.40%
Voya Financial, Inc.	75,554	5,200,382
		5,200,382
Gas Utilities–2.93%
ONE Gas, Inc.	79,422	5,499,973
Spire, Inc.	79,184	5,371,051
		10,871,024
Ground Transportation–1.60%
Knight-Swift Transportation Holdings, Inc.	112,155	5,948,701
		5,948,701
Health Care Equipment & Supplies–2.70%
†Integra LifeSciences Holdings Corp.	154,482	3,503,652
†LivaNova PLC	32,684	1,513,596
Teleflex, Inc.	28,151	5,010,315
		10,027,563
Health Care Providers & Services–1.36%
†Acadia Healthcare Co., Inc.	59,035	2,340,738
†Molina Healthcare, Inc.	9,315	2,711,131
		5,051,869
LVIP Wellington SMID Cap Value Fund-1

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–1.68%
American Healthcare REIT, Inc.	136,920	$3,891,266
CareTrust REIT, Inc.	86,875	2,349,969
		6,241,235
Hotels, Restaurants & Leisure–2.83%
†Denny's Corp.	417,130	2,523,636
International Game Technology PLC	156,424	2,762,448
Wyndham Hotels & Resorts, Inc.	51,635	5,204,292
		10,490,376
Household Durables–1.96%
Century Communities, Inc.	25,218	1,849,992
Tempur Sealy International, Inc.	95,210	5,397,455
		7,247,447
Industrial REITs–0.83%
First Industrial Realty Trust, Inc.	61,500	3,082,995
		3,082,995
Insurance–6.23%
Aegon Ltd.	628,008	3,698,967
Everest Group Ltd.	14,018	5,080,964
Hanover Insurance Group, Inc.	21,480	3,322,097
Kemper Corp.	96,906	6,438,435
Willis Towers Watson PLC	14,517	4,547,305
		23,087,768
Interactive Media & Services–1.71%
†Cargurus, Inc.	100,119	3,658,348
†Taboola.com Ltd.	737,129	2,690,521
		6,348,869
Leisure Products–0.67%
†Malibu Boats, Inc. Class A	65,657	2,468,047
		2,468,047
Life Sciences Tools & Services–2.65%
†Charles River Laboratories International, Inc.	23,627	4,361,544
†Evotec SE ADR	384,807	1,600,797
†Qiagen NV	86,480	3,850,955
		9,813,296
Machinery–5.64%
Atmus Filtration Technologies, Inc.	47,160	1,847,729
Flowserve Corp.	72,030	4,143,166
IDEX Corp.	22,891	4,790,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
John Bean Technologies Corp.	34,603	$4,398,041
†Middleby Corp.	42,254	5,723,304
		20,903,097
Metals & Mining–1.90%
Reliance, Inc.	26,092	7,025,532
		7,025,532
Multi-Utilities–1.43%
NiSource, Inc.	143,940	5,291,234
		5,291,234
Office REITs–0.83%
Douglas Emmett, Inc.	166,156	3,083,855
		3,083,855
Oil, Gas & Consumable Fuels–5.87%
†Antero Resources Corp.	99,989	3,504,614
Chord Energy Corp.	17,054	1,993,954
EQT Corp.	133,965	6,177,126
Expand Energy Corp.	44,556	4,435,550
Ovintiv, Inc.	77,922	3,155,841
Viper Energy, Inc.	51,020	2,503,551
		21,770,636
Passenger Airlines–0.80%
Delta Air Lines, Inc.	49,105	2,970,853
		2,970,853
Pharmaceuticals–1.43%
Perrigo Co. PLC	205,719	5,289,036
		5,289,036
Professional Services–1.32%
TransUnion	52,589	4,875,526
		4,875,526
Residential REITs–1.83%
Camden Property Trust	58,552	6,794,374
		6,794,374
Retail REITs–3.20%
Acadia Realty Trust	115,129	2,781,517
Brixmor Property Group, Inc.	205,743	5,727,885
Macerich Co.	169,099	3,368,452
		11,877,854
Semiconductors & Semiconductor Equipment–2.64%
†Allegro MicroSystems, Inc.	214,860	4,696,839
MKS Instruments, Inc.	48,894	5,104,045
		9,800,884
Software–2.61%
†Informatica, Inc. Class A	134,202	3,479,858
LVIP Wellington SMID Cap Value Fund-2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Pegasystems, Inc.	29,405	$2,740,546
Progress Software Corp.	52,854	3,443,438
		9,663,842
Specialty Retail–0.73%
†Five Below, Inc.	25,811	2,709,123
		2,709,123
Textiles, Apparel & Luxury Goods–2.57%
†Skechers USA, Inc. Class A	66,921	4,499,768
Steven Madden Ltd.	117,810	5,009,281
		9,509,049
Trading Companies & Distributors–4.13%
Air Lease Corp.	106,881	5,152,733
Boise Cascade Co.	37,566	4,465,095
WESCO International, Inc.	31,473	5,695,354
		15,313,182
Total Common Stock (Cost $307,875,730)		368,525,286

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.43%)	1,853,265	$1,853,265
Total Money Market Fund (Cost $1,853,265)		1,853,265

TOTAL INVESTMENTS–99.90% (Cost $309,728,995)	370,378,551
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	363,590
NET ASSETS APPLICABLE TO 14,408,605 SHARES OUTSTANDING–100.00%	$370,742,141
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($221,042,481 / 8,562,948 Shares)	$25.814
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($149,699,660 / 5,845,657 Shares)	$25.609
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$302,070,886
Distributable earnings/(accumulated loss)	68,671,255
TOTAL NET ASSETS	$370,742,141

†Non-income producing.

★Includes $213,704 payable for fund shares redeemed, $8,908 other accrued expenses payable, $267,235 due to manager and affiliates,
$22,140 payable for audit fee and $22,804 payable for fund accounting fee as of December 31, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-3

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$7,238,560
Foreign taxes withheld	(25,734)
7,212,826
EXPENSES:
Management fees	2,845,525
Distribution fees-Service Class	377,400
Shareholder servicing fees	105,457
Accounting and administration expenses	73,870
Professional fees	42,656
Reports and statements to shareholders	15,269
Trustees’ fees and expenses	11,420
Custodian fees	8,526
Consulting fees	5,592
Pricing fees	679
Other	18,150
3,504,544
Less:
Management fees waived	(312,735)
Total operating expenses	3,191,809
NET INVESTMENT INCOME	4,021,017
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	40,209,849
Net change in unrealized appreciation (depreciation) of investments	(1,697,457)
NET REALIZED AND UNREALIZED GAIN	38,512,392
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,533,409
See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,021,017	$2,707,011
Net realized gain	40,209,849	26,744,656
Net change in unrealized appreciation (depreciation)	(1,697,457)	23,590,440
Net increase in net assets resulting from operations	42,533,409	53,042,107
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(21,994,347)	(24,406,112)
Service Class	(14,847,833)	(18,117,368)
	(36,842,180)	(42,523,480)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,544,722	35,779,525
Service Class	16,741,769	21,886,430
Reinvestment of dividends and distributions:
Standard Class	21,994,347	24,406,112
Service Class	14,847,833	18,117,368
	76,128,671	100,189,435
Cost of shares redeemed:
Standard Class	(31,423,153)	(30,583,916)
Service Class	(33,878,881)	(26,795,524)
	(65,302,034)	(57,379,440)
Increase in net assets derived from capital share transactions	10,826,637	42,809,995
NET INCREASE IN NET ASSETS	16,517,866	53,328,622
NET ASSETS:
Beginning of year	354,224,275	300,895,653
End of year	$370,742,141	$354,224,275
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-4

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$25.365	$24.760	$31.474	$25.906	$27.575
Income (loss) from investment operations:
Net investment income[1]	0.320	0.244	0.180	0.139	0.190
Net realized and unrealized gain (loss)	2.862	3.760	(3.536)	7.094	(0.121)
Total from investment operations	3.182	4.004	(3.356)	7.233	0.069
Less dividends and distributions from:
Net investment income	(0.342)	(0.240)	(0.200)	(0.152)	(0.182)
Net realized gain	(2.391)	(3.159)	(3.158)	(1.513)	(1.533)
Return of capital	—	—	—	—	(0.023)
Total dividends and distributions	(2.733)	(3.399)	(3.358)	(1.665)	(1.738)
Net asset value, end of period	$25.814	$25.365	$24.760	$31.474	$25.906
Total return[2]	12.32%	17.24%	(10.00% )	28.20%	1.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,042	$204,882	$168,753	$212,471	$153,274
Ratio of expenses to average net assets	0.77%	0.79%	0.79%	0.78%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.88%	0.88%	0.87%	0.92%
Ratio of net investment income to average net assets	1.21%	0.95%	0.64%	0.46%	0.85%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.12%	0.86%	0.55%	0.37%	0.76%
Portfolio turnover	148%	93%	85%	58%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-5

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$25.187	$24.614	$31.316	$25.785	$27.469
Income (loss) from investment operations:
Net investment income[1]	0.252	0.179	0.109	0.062	0.134
Net realized and unrealized gain (loss)	2.835	3.732	(3.519)	7.057	(0.134)
Total from investment operations	3.087	3.911	(3.410)	7.119	—
Less dividends and distributions from:
Net investment income	(0.274)	(0.179)	(0.134)	(0.075)	(0.134)
Net realized gain	(2.391)	(3.159)	(3.158)	(1.513)	(1.533)
Return of capital	—	—	—	—	(0.017)
Total dividends and distributions	(2.665)	(3.338)	(3.292)	(1.588)	(1.684)
Net asset value, end of period	$25.609	$25.187	$24.614	$31.316	$25.785
Total return[2]	12.04%	16.95%	(10.23% )	27.88%	1.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,700	$149,343	$132,142	$159,303	$134,098
Ratio of expenses to average net assets	1.02%	1.04%	1.04%	1.03%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.13%	1.13%	1.12%	1.17%
Ratio of net investment income to average net assets	0.96%	0.70%	0.39%	0.21%	0.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.87%	0.61%	0.30%	0.12%	0.51%
Portfolio turnover	148%	93%	85%	58%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-6

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Wellington SMID Cap Value Fund-7

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the year ended December 31, 2024, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $8,059 for the year ended December 31, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP Wellington SMID Cap Value Fund-8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$29,800
Legal	4,525
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,759 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$224,976
Distribution fees payable to LFD	32,842
Shareholder servicing fees payable to Lincoln Life	9,417
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities purchases of $86,995 and securities sales of $201,464, which resulted in net realized gains of $9,316.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$536,127,822
Sales	555,793,836
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$331,095,901
Aggregate unrealized appreciation of investments	$50,817,857
Aggregate unrealized depreciation of investments	(11,535,207)
Net unrealized appreciation of investments	$39,282,650
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Wellington SMID Cap Value Fund-9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$368,525,286	$—	$—	$368,525,286
Money Market Fund	1,853,265	—	—	1,853,265
Total Investments	$370,378,551	$—	$—	$370,378,551
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale loss deferrals and adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$23,828,117	$16,215,287
Long-term capital gains	13,014,063	26,308,193
Total	$36,842,180	$42,523,480
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,978,821
Undistributed long-term capital gains	26,409,785
Other temporary differences	(1)
Net unrealized appreciation	39,282,650
Distributable earnings/(accumulated loss)	$68,671,255
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
At December 31, 2024, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Wellington SMID Cap Value Fund-10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	852,970	1,421,059
Service Class	647,393	856,671
Shares reinvested:
Standard Class	814,086	1,004,362
Service Class	554,263	751,788
	2,868,712	4,033,880
Shares redeemed:
Standard Class	(1,181,354)	(1,163,766)
Service Class	(1,285,361)	(1,047,601)
	(2,466,715)	(2,211,367)
Net increase	401,997	1,822,513
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP Wellington SMID Cap Value Fund-11

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Wellington SMID Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Wellington SMID Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Wellington SMID Cap Value Fund–13

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2024

LVIP Western Asset Core Bond Fund

LVIP Western Asset Core Bond Fund
Statement of Net Assets
December 31, 2024

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.68%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.12% (SOFR30A + 1.55%) 10/25/41	244,125	$245,494
Series 2022-R03 1M2 8.07% (SOFR30A + 3.50%) 3/25/42	240,000	251,798
Series 2023-R01 1M2 8.31% (SOFR30A + 3.75%) 12/25/42	760,000	811,892
Series 2023-R06 1M2 7.27% (SOFR30A + 2.70%) 7/25/43	467,500	485,383
Series 2024-R01 1M2 6.37% (SOFR30A + 1.80%) 1/25/44	300,000	302,188
Series 2024-R01 IM2 6.37% (SOFR30A + 1.80%) 2/25/44	350,000	353,182
Fannie Mae REMICs
*•Series 2010-100 SV 1.95% (6.52% minus SOFR30A) 9/25/40	211,710	19,805
*Series 2012-101 BI 4.00% 9/25/27	423	3
Series 2012-118 VZ 3.00% 11/25/42	235,055	207,490
*•Series 2013-124 SB 1.27% (5.84% minus SOFR30A) 12/25/43	35,331	3,237
*•Series 2013-54 BS 1.47% (6.04% minus SOFR30A) 6/25/43	14,765	1,432
Series 2015-65 CZ 3.50% 9/25/45	277,136	226,760
*•Series 2016-61 BS 1.42% (5.99% minus SOFR30A) 9/25/46	253,689	14,153
*•Series 2017-76 SB 1.42% (5.99% minus SOFR30A) 10/25/57	239,603	27,668
*•Series 2017-85 SC 1.52% (6.09% minus SOFR30A) 11/25/47	47,489	3,650
Series 2020-47 GZ 2.00% 7/25/50	218,818	122,750
Series 2020-56 AQ 2.00% 8/25/50	600,000	460,417
*Series 2020-56 DI 2.50% 8/25/50	143,654	23,548
Series 2020-57 TA 2.00% 4/25/50	395,840	336,353
*Series 2020-61 NI 3.50% 9/25/50	579,045	97,204
*Series 2020-73 KI 3.00% 10/25/50	129,551	22,058
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-1 IG 2.50% 2/25/51	386,070	$66,071
Series 2021-28 LB 2.00% 4/25/51	347,493	277,403
*Series 2021-3 NI 2.50% 2/25/51	673,102	102,641
*Series 2021-3 QI 2.50% 2/25/51	502,005	80,560
*Series 2021-43 IO 2.50% 6/25/51	845,896	129,632
*Series 2021-44 MI 2.50% 7/25/51	172,892	30,173
*Series 2021-61 KI 2.50% 4/25/49	828,462	121,092
Series 2021-65 JA 2.00% 1/25/46	132,478	115,286
*Series 2021-77 WI 3.00% 8/25/50	631,737	103,734
*Series 2022-22 IO 2.50% 10/25/51	1,307,667	217,896
Series 2022-29 KZ 1.50% 6/25/42	415,794	290,872
*Series 2022-86 IO 2.50% 5/25/50	528,658	75,081
*Series 2023-2 CI 2.00% 10/25/50	1,760,653	222,657
*Series 2024-5 DI 3.00% 10/25/51	1,030,819	189,950
*Series 4980 KI 4.50% 6/25/50	810,107	186,500
*Series 5093 IY 4.50% 12/25/50	445,789	101,772
*Series 5118 NI 2.00% 2/25/51	724,081	94,083
*Series 5159 IP 3.00% 11/25/51	674,214	100,931
*Series 5293 IC 4.50% 11/25/51	459,283	107,710
*Series 5293 IO 2.00% 3/25/51	881,563	111,966
*Fannie Mae Strips
Series 427 C21 2.00% 3/25/50	773,033	95,984
Series 427 C73 3.00% 12/25/48	486,189	79,924
Series 440 C50 4.50% 10/25/53	1,875,538	450,494
Series 440 C6 2.00% 10/25/52	1,795,541	224,875
Freddie Mac REMICs
*•Series 3973 SA 1.78% (6.38% minus SOFR30A) 12/15/41	105,463	10,372
Series 4793 CB 3.00% 5/15/48	133,161	115,239
LVIP Western Asset Core Bond Fund-1

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4793 CD 3.00% 6/15/48	88,986	$76,930
Series 4813 CJ 3.00% 8/15/48	77,925	65,849
Series 4991 QV 2.00% 9/25/45	90,590	73,516
*Series 5010 IK 2.50% 9/25/50	122,732	18,846
*Series 5010 JI 2.50% 9/25/50	295,248	48,357
*Series 5013 IN 2.50% 9/25/50	75,860	12,473
*Series 5018 MI 2.00% 10/25/50	231,752	30,559
*Series 5059 IB 2.50% 1/25/51	465,014	76,073
Series 5092 AP 2.00% 4/25/41	145,013	124,133
*Series 5140 NI 2.50% 5/25/49	414,517	59,629
*Series 5148 BI 2.50% 1/25/49	1,080,286	152,851
*Series 5148 CI 2.00% 6/25/49	429,889	52,456
*Series 5161 IO 2.00% 3/25/51	762,020	102,444
*Series 5179 GI 2.50% 1/25/52	830,615	133,045
*Series 5202 IN 3.00% 1/25/47	299,410	39,274
Series 5224 HL 4.00% 4/25/52	400,000	351,378
*Series 5293 CI 2.50% 4/25/51	1,503,641	238,877
*Series 5377 IO 2.50% 12/25/51	826,443	107,818
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1 MT 3.00% 11/25/63	380,854	313,920
•Freddie Mac STACR REMIC Trust
Series 2021-DNA2 M2 6.87% (SOFR30A + 2.30%) 8/25/33	200,814	206,123
Series 2021-DNA6 M2 6.07% (SOFR30A + 1.50%) 10/25/41	780,000	784,253
Series 2022-DNA2 M1A 5.87% (SOFR30A + 1.30%) 2/25/42	388,859	390,138
Series 2022-DNA3 M1B 7.47% (SOFR30A + 2.90%) 4/25/42	830,000	858,692
Series 2022-DNA4 M1B 7.92% (SOFR30A + 3.35%) 5/25/42	690,000	721,691
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2022-DNA5 M1B 9.23% (SOFR30A + 4.50%) 6/25/42	240,000	$257,826
Series 2024-DNA1 M2 6.52% (SOFR30A + 1.95%) 2/25/44	470,000	476,007
*•Freddie Mac Strips
Series 334 S7 1.39% (5.99% minus SOFR30A) 8/15/44	174,436	16,850
Series 353 S1 1.29% (5.89% minus SOFR30A) 12/15/46	82,171	7,449
GNMA
*•Series 2007-51 SG 2.10% (6.47% minus TSFR01M) 8/20/37	26,918	2,344
•Series 2013-107 AD 2.79% 11/16/47	94,608	85,454
*•Series 2013-50 IO 0.06% 10/16/48	963,261	2,494
*Series 2013-53 OI 3.50% 4/20/43	100,336	11,901
*•Series 2013-74 IO 0.49% 12/16/53	733,676	7,624
*•Series 2016-128 IO 0.82% 9/16/56	737,703	20,898
*•Series 2016-135 SB 1.59% (5.99% minus TSFR01M) 10/16/46	135,734	16,991
*•Series 2016-21 ST 1.67% (6.04% minus TSFR01M) 2/20/46	232,111	24,432
*Series 2016-84 IG 4.50% 11/16/45	365,678	70,852
*•Series 2017-145 IO 0.50% 4/16/57	372,785	10,408
*•Series 2017-157 IO 0.52% 12/16/59	196,400	6,140
*•Series 2017-8 IO 0.45% 8/16/58	277,950	6,102
*•Series 2017-H11 IO 1.75% 5/20/67	7,226,372	246,594
•Series 2017-H14 FK 4.48% (H15T1Y + 0.20%) 5/20/67	13,960	13,912
*•Series 2017-H22 IC 2.98% 11/20/67	201,176	8,039
•Series 2018-H13 FC 5.07% (TSFR01M + 0.41%) 7/20/68	58,886	58,657
•Series 2019-H13 FT 4.73% (H15T1Y + 0.45%) 8/20/69	10,663	10,658
*•Series 2020-109 AI 0.84% 5/16/60	498,702	28,128
*Series 2020-123 IL 2.50% 8/20/50	59,831	8,325
LVIP Western Asset Core Bond Fund-2

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2020-123 NI 2.50% 8/20/50	271,394	$39,579
*Series 2020-127 IN 2.50% 8/20/50	130,473	19,004
*Series 2020-129 IE 2.50% 9/20/50	67,702	9,809
*Series 2020-160 IH 2.50% 10/20/50	71,559	10,533
*Series 2020-160 VI 2.50% 10/20/50	69,306	10,219
*Series 2020-173 MI 2.50% 11/20/50	1,604,423	233,747
*Series 2020-181 WI 2.00% 12/20/50	789,759	92,166
*•Series 2020-184 IO 0.91% 11/16/60	637,285	41,869
*Series 2020-47 MI 3.50% 4/20/50	219,736	41,964
*Series 2020-47 NI 3.50% 4/20/50	62,977	11,947
*•Series 2020-68 IO 1.61% 5/16/60	2,503,255	258,335
•Series 2020-H13 FA 5.22% (TSFR01M + 0.56%) 7/20/70	61,368	60,809
*•Series 2021-108 IO 0.97% 6/16/61	3,230,764	209,557
*•Series 2021-110 IO 0.87% 11/16/63	1,108,657	69,018
*•Series 2021-133 IO 0.88% 7/16/63	1,213,960	76,350
*Series 2021-138 IK 3.00% 7/20/51	837,700	121,383
*Series 2021-191 NI 3.00% 10/20/51	171,774	31,543
Series 2021-223 P 2.00% 6/20/51	308,471	264,689
*Series 2021-29 TI 2.50% 2/20/51	433,855	76,126
*•Series 2021-37 IO 0.80% 1/16/61	644,186	36,989
*•Series 2021-60 IO 0.83% 5/16/63	528,763	30,366
*•Series 2021-68 IO 0.87% 10/16/62	609,657	36,659
Series 2022-139 AL 4.00% 7/20/51	500,000	432,711
Series 2022-189 PT 2.50% 10/20/51	260,630	210,643
•Series 2022-196 BE 3.00% 10/16/64	300,000	196,604
*•Series 2022-210 IO 0.70% 7/16/64	390,411	25,100
*•Series 2022-216 IO 0.75% 7/16/65	393,542	25,362
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2022-220 E 3.00% 10/16/64	200,000	$134,290
Series 2022-24 AH 2.50% 2/20/52	155,158	128,304
*•Series 2022-3 IO 0.64% 2/16/61	1,512,632	72,253
*•Series 2022-59 IO 0.57% 2/16/62	761,177	32,551
*Series 2022-81 CI 3.00% 9/20/50	720,531	108,225
Series 2022-9 GA 2.00% 1/20/52	305,195	243,863
Series 2022-99 JW 2.50% 1/20/52	100,000	78,530
*Series 2023-130 IO 4.00% 8/20/47	1,482,789	259,647
Series 92 AH 2.00% 6/16/64	1,296,883	984,671
*•Series 92 IA 0.61% 6/16/64	1,396,643	78,430
Total Agency Collateralized Mortgage Obligations (Cost $19,987,622)		18,950,618
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.49%
Fannie Mae-Aces
Series 2016-M11 AL 2.94% 7/25/39	31,845	29,882
Series 2018-M15 1A2 3.70% 1/25/36	300,000	275,544
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 0.90% 8/25/26	6,001,981	76,737
Series K094 X1 0.88% 6/25/29	686,586	22,465
Series K094 XAM 1.15% 6/25/29	1,150,000	52,303
Series K095 XAM 1.24% 6/25/29	300,000	14,972
Series K101 X1 0.83% 10/25/29	294,344	9,731
Series K104 XAM 1.38% 1/25/30	600,000	36,298
Series K105 X1 1.52% 1/25/30	1,684,506	104,420
Series K110 X1 1.69% 4/25/30	1,876,925	130,188
Series K115 X1 1.32% 6/25/30	692,493	40,383
Series K116 X1 1.42% 7/25/30	1,281,325	78,254
Series K124 X1 0.72% 12/25/30	695,030	24,288
Series K128 X1 0.51% 3/25/31	1,977,098	50,868
LVIP Western Asset Core Bond Fund-3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K130 X1 1.04% 6/25/31	2,888,943	$154,215
Series K131 X1 0.73% 7/25/31	2,390,731	92,821
Series K133 X1 0.35% 9/25/31	3,773,761	73,928
Series K142 X1 0.30% 3/25/32	1,597,203	29,979
Series K143 X1 0.34% 4/25/55	1,694,427	37,241
Series K145 X1 0.32% 6/25/55	1,893,874	39,122
Series K147 X1 0.36% 6/25/32	2,690,513	64,965
Series K148 X1 0.25% 7/25/32	5,791,173	104,188
Series K149 X1 0.26% 8/25/32	2,689,222	53,457
Series K-151 X1 0.18% 10/25/32	4,793,310	70,873
Series K-1511 X1 0.78% 3/25/34	586,617	27,623
Series K-1520 X1 0.47% 2/25/36	1,191,390	42,954
Series K-157 X1 0.25% 5/25/33	2,199,536	46,648
Series K737 X1 0.61% 10/25/26	1,727,922	15,313
Series K741 X1 0.56% 12/25/27	692,180	9,645
Series K742 X1 0.77% 3/25/28	1,482,242	22,326
Series K743 X1 0.92% 5/25/28	987,407	26,921
Series KC05 X1 1.21% 6/25/27	326,945	5,290
*•GNMA
Series 2021-11 IX 1.16% 12/16/62	3,055,180	250,664
Series 2021-63 IO 0.82% 4/16/61	3,387,519	203,605
Series 2021-94 IO 0.83% 2/16/63	3,244,523	203,100
Total Agency Commercial Mortgage-Backed Securities (Cost $2,527,345)		2,521,211
AGENCY MORTGAGE-BACKED SECURITIES–26.64%
Fannie Mae S.F. 15 yr
2.95% 7/1/27	344,611	330,559
3.50% 4/1/32	290,231	281,098
Fannie Mae S.F. 20 yr
1.50% 11/1/41	475,988	381,741
1.50% 2/1/42	383,302	306,195
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 10/1/40	1,551,624	$1,296,408
2.00% 6/1/41	73,721	61,558
2.00% 9/1/41	298,716	248,874
2.00% 10/1/41	229,712	191,337
2.00% 11/1/41	229,760	191,103
2.00% 12/1/41	706,109	587,095
2.00% 1/1/42	955,503	794,710
2.00% 2/1/42	711,022	590,172
2.00% 3/1/42	79,833	66,165
2.00% 4/1/42	164,226	135,907
2.00% 5/1/42	184,402	151,348
2.00% 8/1/42	951,764	793,978
2.50% 9/1/36	84,185	75,779
2.50% 3/1/38	239,571	216,532
2.50% 11/1/40	158,841	134,813
2.50% 3/1/41	135,972	116,707
2.50% 4/1/41	281,017	240,166
2.50% 5/1/41	293,829	251,467
2.50% 11/1/41	390,925	334,313
2.50% 2/1/42	227,578	194,554
2.50% 3/1/42	235,997	201,217
2.50% 4/1/42	243,970	207,724
2.50% 5/1/42	82,107	69,859
2.50% 9/1/42	87,306	74,661
3.00% 7/1/35	59,102	54,658
3.00% 2/1/36	145,265	134,273
3.00% 4/1/36	108,733	100,558
3.00% 7/1/36	244,203	226,084
3.00% 8/1/36	404,233	374,026
3.00% 10/1/36	274,470	253,539
3.00% 4/1/38	94,344	88,827
3.00% 6/1/38	125,743	116,427
3.00% 9/1/40	38,803	34,762
3.00% 1/1/41	60,855	55,479
3.00% 3/1/42	75,380	66,783
3.00% 5/1/42	165,525	145,750
3.00% 6/1/42	249,274	219,148
3.50% 12/1/34	77,444	73,668
3.50% 1/1/35	45,459	43,226
3.50% 2/1/37	34,987	33,058
3.50% 12/1/37	32,573	30,401
3.50% 8/1/39	42,231	39,930
3.50% 2/1/40	116,411	108,426
Fannie Mae S.F. 30 yr
1.50% 1/1/51	154,310	114,134
1.50% 3/1/51	590,055	436,911
2.00% 8/1/50	58,116	46,022
2.00% 9/1/50	557,055	438,188
2.00% 10/1/50	334,461	263,485
2.00% 2/1/51	954,271	754,897
2.00% 3/1/51	796,310	629,705
2.00% 4/1/51	131,238	104,151
2.00% 5/1/51	1,314,414	1,030,622
2.00% 8/1/51	402,031	316,124
LVIP Western Asset Core Bond Fund-4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 10/1/51	1,589,649	$1,247,356
2.00% 11/1/51	157,551	124,395
2.00% 1/1/52	596,337	468,917
2.00% 2/1/52	162,735	128,476
2.00% 3/1/52	440,770	347,784
2.50% 6/1/50	54,169	44,795
2.50% 10/1/50	519,529	430,361
2.50% 11/1/50	150,703	124,907
2.50% 12/1/50	64,540	53,468
2.50% 1/1/51	344,391	285,238
2.50% 2/1/51	102,348	84,927
2.50% 3/1/51	67,324	55,807
2.50% 5/1/51	205,024	170,531
2.50% 6/1/51	194,626	161,066
2.50% 7/1/51	369,460	306,879
2.50% 8/1/51	222,275	183,837
2.50% 9/1/51	222,842	184,726
2.50% 10/1/51	608,959	502,887
2.50% 11/1/51	70,174	58,045
2.50% 12/1/51	627,042	517,421
2.50% 1/1/52	625,771	517,172
2.50% 2/1/52	1,146,581	947,327
2.50% 3/1/52	249,665	206,942
2.50% 5/1/52	2,052,387	1,688,476
2.50% 9/1/61	317,024	252,413
3.00% 6/1/43	15,968	14,039
3.00% 7/1/43	53,484	47,024
3.00% 10/1/43	43,797	38,512
3.00% 1/1/45	74,144	65,199
3.00% 10/1/46	170,136	147,610
3.00% 12/1/46	97,724	84,928
3.00% 1/1/47	1,367,649	1,194,332
3.00% 2/1/47	536,767	470,434
3.00% 11/1/48	76,094	66,912
3.00% 4/1/50	328,421	284,183
3.00% 10/1/50	134,137	116,237
3.00% 11/1/50	326,679	281,128
3.00% 5/1/51	2,751,677	2,373,559
3.00% 6/1/51	65,422	56,993
3.00% 8/1/51	333,567	289,195
3.00% 10/1/51	70,556	61,083
3.00% 11/1/51	749,751	647,079
3.00% 12/1/51	150,433	130,505
3.00% 1/1/52	1,580,462	1,356,690
3.00% 2/1/52	159,687	137,310
3.00% 3/1/52	1,471,585	1,271,663
3.00% 4/1/52	326,673	279,372
3.00% 5/1/52	431,218	367,167
3.50% 12/1/42	27,878	25,396
3.50% 3/1/43	184,370	168,548
3.50% 11/1/44	1,658,817	1,497,599
3.50% 12/1/46	220,108	200,564
3.50% 12/1/47	477,816	428,464
3.50% 11/1/48	2,135,313	1,916,496
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 12/1/51	75,304	$67,459
3.50% 1/1/52	157,046	140,678
3.50% 3/1/52	79,587	70,841
3.50% 4/1/52	328,640	292,690
3.50% 5/1/52	1,671,433	1,490,228
4.00% 11/1/42	143,713	135,293
4.00% 4/1/44	290,390	272,068
4.00% 10/1/44	1,641,417	1,531,597
4.00% 12/1/44	82,959	77,760
4.00% 5/1/47	207,969	192,604
4.00% 10/1/48	130,671	120,608
4.00% 1/1/49	152,720	141,644
4.00% 4/1/52	491,276	453,409
4.00% 7/1/52	527,972	483,914
4.00% 6/1/57	224,550	205,858
4.27% 10/1/32	96,806	93,352
4.50% 6/1/39	125,556	121,727
4.50% 10/1/43	149,530	144,972
4.50% 3/1/46	198,786	191,002
4.50% 6/1/48	68,356	65,494
4.50% 7/1/48	97,569	93,140
4.50% 8/1/48	156,987	149,845
4.50% 11/1/48	90,638	86,505
4.50% 7/1/49	52,001	49,304
4.50% 9/1/49	490,070	467,750
4.50% 1/1/50	773,006	746,634
4.50% 3/1/50	81,522	78,328
4.50% 5/1/50	99,947	95,064
4.50% 9/1/51	60,551	57,525
4.50% 8/1/52	675,695	636,810
4.50% 9/1/52	251,888	237,270
4.50% 11/1/52	182,059	171,584
4.50% 1/1/53	168,015	158,408
4.50% 9/1/57	289,145	274,577
4.50% 8/1/58	284,881	270,535
4.50% 1/1/59	39,649	37,358
5.00% 9/1/48	161,855	158,353
5.00% 9/1/49	223,585	220,074
5.00% 6/1/52	155,630	151,348
5.00% 7/1/52	397,442	389,566
5.00% 11/1/52	235,980	228,657
5.00% 1/1/53	87,154	84,426
5.00% 2/1/53	176,669	171,346
5.00% 4/1/53	83,124	80,521
5.50% 6/1/41	47,590	47,815
5.50% 5/1/44	715,776	722,376
5.50% 1/1/53	1,499,642	1,480,899
5.50% 2/1/53	84,463	83,844
5.50% 4/1/53	261,074	259,160
5.50% 5/1/53	354,224	351,180
5.50% 8/1/53	271,974	270,024
5.50% 9/1/53	728,325	722,555
6.00% 10/1/39	81,730	84,324
6.00% 7/1/41	152,489	158,086
LVIP Western Asset Core Bond Fund-5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 1/1/53	80,391	$81,069
6.00% 5/1/53	251,724	254,791
6.00% 6/1/53	1,644,023	1,668,663
6.00% 7/1/53	521,051	527,994
6.50% 11/1/52	74,256	76,669
6.50% 1/1/53	456,817	471,792
6.50% 2/1/53	68,809	70,735
6.50% 12/1/53	245,206	251,545
6.50% 1/1/54	174,210	179,254
6.50% 3/1/54	178,388	183,001
•Freddie Mac ARM
2.97% (RFUCCT1Y + 1.62%) 11/1/47	233,991	236,159
3.01% (RFUCCT1Y + 1.63%) 11/1/48	640,507	617,019
3.11% (RFUCCT1Y + 1.62%) 2/1/50	366,836	360,805
Freddie Mac S.F. 15 yr
3.00% 9/1/32	29,413	28,039
3.00% 10/1/32	15,484	14,745
3.00% 10/1/33	10,452	9,926
Freddie Mac S.F. 20 yr
1.50% 11/1/40	672,284	537,376
1.50% 5/1/41	749,465	598,464
1.50% 7/1/41	534,468	428,624
1.50% 10/1/41	753,862	596,980
1.50% 11/1/41	79,086	62,542
2.00% 9/1/40	111,116	92,840
2.00% 10/1/40	321,115	268,284
2.00% 3/1/41	552,199	461,182
2.00% 6/1/41	72,890	60,860
2.00% 7/1/41	287,774	240,308
2.00% 8/1/41	225,221	187,837
2.00% 9/1/41	825,360	688,076
2.00% 10/1/41	381,838	317,922
2.00% 11/1/41	221,626	185,728
2.00% 12/1/41	560,171	465,919
2.00% 1/1/42	1,243,519	1,034,078
2.00% 2/1/42	481,005	399,195
2.00% 4/1/42	853,713	710,389
2.50% 3/1/42	159,743	136,828
2.50% 4/1/42	81,686	69,359
3.00% 7/1/42	167,603	147,565
3.00% 9/1/42	253,728	222,298
3.50% 1/1/38	247,561	231,619
Freddie Mac S.F. 30 yr
1.50% 2/1/51	151,898	112,722
1.50% 3/1/52	178,182	131,891
2.00% 7/1/50	491,169	386,091
2.00% 11/1/50	214,279	169,450
2.00% 2/1/51	870,927	689,200
2.00% 3/1/51	416,912	329,923
2.00% 4/1/51	128,082	102,137
2.00% 5/1/51	2,031,279	1,597,153
2.00% 6/1/51	233,695	184,374
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.00% 11/1/51	82,544	$64,882
2.50% 7/1/50	355,631	295,510
2.50% 10/1/50	310,940	259,289
2.50% 11/1/50	906,562	753,116
2.50% 12/1/50	970,576	804,340
2.50% 2/1/51	327,429	272,179
2.50% 7/1/51	73,239	60,626
2.50% 8/1/51	763,063	629,275
2.50% 9/1/51	79,994	66,057
2.50% 11/1/51	1,780,024	1,474,333
2.50% 1/1/52	2,706,392	2,235,605
2.50% 2/1/52	328,577	270,780
2.50% 4/1/52	2,030,835	1,678,382
3.00% 1/1/47	492,733	428,429
3.00% 9/1/49	83,392	72,273
3.00% 11/1/49	82,447	71,368
3.00% 6/1/50	305,303	259,520
3.00% 8/1/50	1,496,459	1,286,031
3.00% 6/1/51	131,780	113,813
3.00% 10/1/51	81,174	70,031
3.00% 11/1/51	42,934	36,746
3.00% 1/1/52	2,905,050	2,507,503
3.00% 2/1/52	84,823	72,261
3.00% 3/1/52	166,263	142,721
3.00% 4/1/52	328,116	281,654
3.00% 8/1/52	2,501,111	2,156,413
3.50% 12/1/50	257,407	229,296
3.50% 1/1/52	74,392	66,312
4.00% 7/1/49	998,063	925,493
4.00% 7/1/50	92,270	85,797
4.00% 4/1/52	631,768	581,372
4.00% 2/1/53	424,617	393,857
4.50% 10/1/35	30,073	29,085
4.50% 3/1/47	80,871	78,195
4.50% 1/1/51	150,167	142,393
4.50% 7/1/52	252,194	238,506
4.50% 10/1/52	17,466	16,464
4.50% 11/1/52	522,894	493,990
4.50% 12/1/52	167,947	158,344
5.00% 7/1/52	622,683	603,922
5.00% 9/1/52	83,734	81,081
5.00% 11/1/52	339,846	329,080
5.00% 12/1/52	82,342	79,770
5.00% 1/1/53	253,103	245,253
5.00% 3/1/53	256,495	249,061
5.00% 4/1/53	709,872	690,797
5.50% 12/1/52	86,686	86,050
5.50% 1/1/53	81,214	80,619
5.50% 3/1/53	181,123	179,825
5.50% 4/1/53	172,444	170,776
5.50% 5/1/53	337,165	334,618
5.50% 6/1/53	271,103	269,115
5.50% 7/1/53	178,299	176,948
5.50% 8/1/53	446,599	442,742
LVIP Western Asset Core Bond Fund-6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 9/1/53	187,972	$186,669
6.00% 12/1/52	378,788	383,555
6.00% 10/1/53	2,520,332	2,553,578
6.00% 4/1/54	191,761	193,893
6.50% 1/1/53	130,860	134,689
6.50% 2/1/53	234,267	241,323
6.50% 4/1/53	149,588	154,093
6.50% 5/1/53	319,691	329,850
6.50% 11/1/53	780,669	801,337
6.50% 2/1/54	255,859	262,376
6.50% 4/1/54	189,005	193,820
GNMA I S.F. 30 yr
3.00% 9/15/42	94,101	83,780
3.00% 10/15/42	12,443	11,079
3.50% 5/15/50	72,645	64,948
GNMA II S.F. 30 yr
2.00% 8/20/50	112,673	90,412
2.00% 10/20/50	2,117,776	1,695,371
2.00% 12/20/50	1,665,363	1,328,957
2.00% 1/20/51	1,607,260	1,286,634
2.00% 2/20/51	1,952,602	1,549,244
2.00% 3/20/51	631,806	493,306
2.00% 4/20/51	589,748	458,811
2.50% 10/20/49	200,680	168,807
2.50% 12/20/50	201,210	167,758
2.50% 1/20/51	110,508	92,515
2.50% 2/20/51	79,191	66,182
2.50% 5/20/51	525,749	439,132
2.50% 6/20/51	75,230	62,405
2.50% 7/20/51	217,862	180,404
2.50% 8/20/51	147,284	122,219
2.50% 10/20/51	682,740	566,418
2.50% 11/20/51	77,200	63,993
2.50% 12/20/51	624,349	514,642
3.00% 1/20/46	13,554	11,962
3.00% 8/20/46	87,836	77,325
3.00% 11/20/46	47,765	42,012
3.00% 2/20/47	18,232	16,018
3.00% 9/20/47	61,562	54,040
3.00% 2/20/48	3,976	3,492
3.00% 1/20/50	221,034	188,805
3.00% 3/20/50	170,265	145,858
3.00% 2/20/51	1,995,062	1,738,287
3.00% 11/20/51	232,130	198,426
3.00% 2/20/52	634,242	546,765
3.00% 3/20/52	2,035,567	1,758,385
3.00% 4/20/52	585,870	498,427
3.50% 4/20/45	51,397	46,692
3.50% 11/20/45	57,523	52,165
3.50% 1/20/46	34,398	31,173
3.50% 3/20/46	159,553	145,078
3.50% 4/20/46	97,767	88,525
3.50% 5/20/46	36,761	33,276
3.50% 6/20/46	62,928	56,947
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 7/20/46	38,164	$34,537
3.50% 9/20/46	13,895	12,574
3.50% 9/20/47	548,790	494,812
3.50% 10/20/47	89,215	80,514
3.50% 2/20/48	331,547	297,410
3.50% 9/20/48	1,505,023	1,359,895
3.50% 10/20/48	25,235	22,836
3.50% 11/20/48	315,602	284,873
3.50% 10/20/49	23,561	20,639
3.50% 2/20/50	26,683	23,862
3.50% 3/20/52	88,045	77,046
3.50% 6/20/52	78,871	69,556
4.00% 10/20/44	7,393	6,960
4.00% 8/20/46	132,851	124,291
4.00% 2/20/47	42,026	39,315
4.00% 6/20/47	323,471	302,133
4.00% 9/20/47	205,356	191,801
4.00% 11/20/47	99,144	92,574
4.00% 12/20/47	49,083	45,828
4.00% 2/20/48	137,913	127,479
4.00% 3/20/48	442,141	412,828
4.00% 4/20/48	27,273	25,387
4.00% 5/20/48	49,058	45,736
4.00% 8/20/48	127,491	118,854
4.00% 9/20/48	32,137	29,964
4.00% 2/20/49	241,805	225,320
4.00% 3/20/49	74,718	69,613
4.00% 4/20/49	62,394	58,121
4.00% 10/20/49	26,820	25,024
4.00% 11/20/49	185,608	172,717
4.00% 1/20/50	31,676	28,876
4.00% 2/20/50	142,576	132,587
4.00% 4/20/50	80,538	74,559
4.00% 6/20/52	166,109	153,519
4.00% 8/20/52	171,332	157,902
4.00% 10/20/52	349,107	321,741
4.50% 7/20/32	285	282
4.50% 6/20/34	585	569
4.50% 2/20/40	2,103	2,042
4.50% 8/20/45	2,812	2,715
4.50% 8/20/47	58,353	56,054
4.50% 4/20/48	94,197	90,352
4.50% 5/20/48	8,253	7,914
4.50% 6/20/48	120,782	115,784
4.50% 8/20/48	433,967	415,919
4.50% 10/20/48	85,536	81,970
4.50% 12/20/48	157,193	150,631
4.50% 1/20/49	174,189	166,902
4.50% 2/20/49	153,975	147,534
4.50% 3/20/49	324,849	311,261
4.50% 2/20/50	242,886	232,730
4.50% 3/20/50	30,601	29,314
4.50% 5/20/50	346,330	331,116
4.50% 11/20/50	164,370	157,539
LVIP Western Asset Core Bond Fund-7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 12/20/50	30,888	$29,598
4.50% 8/20/52	255,724	242,028
4.50% 9/20/52	327,218	310,719
4.50% 11/20/52	87,343	82,710
5.00% 5/20/48	32,526	32,052
5.00% 6/20/48	24,974	24,591
5.00% 9/20/48	41,736	41,051
5.00% 10/20/48	170,222	167,663
5.00% 11/20/48	79,441	77,993
5.00% 12/20/48	114,273	112,432
5.00% 1/20/49	121,283	118,992
5.00% 4/20/49	72,992	71,703
5.00% 9/20/49	69,234	68,204
5.00% 11/20/49	43,470	42,830
5.00% 1/20/50	64,281	63,287
5.00% 8/20/52	1,821,695	1,772,967
5.00% 9/20/52	170,329	166,486
5.00% 10/20/52	251,875	245,073
5.00% 12/20/52	85,213	82,912
5.00% 1/20/53	255,315	249,712
5.00% 5/20/53	179,800	175,854
5.00% 8/20/53	344,836	336,528
5.50% 11/20/52	160,615	159,945
5.50% 1/20/53	634,406	631,624
5.50% 2/20/53	336,242	334,497
5.50% 3/20/53	681,365	679,494
5.50% 5/20/53	635,853	631,570
5.50% 7/20/53	176,170	176,236
5.50% 8/20/53	729,993	729,809
6.00% 7/20/53	90,004	91,676
6.00% 1/20/54	2,237,241	2,284,085
6.00% 2/20/54	1,012,304	1,032,535
6.50% 9/20/53	159,211	164,183
6.50% 11/20/53	82,492	84,967
6.50% 1/20/54	2,591,781	2,668,463
Total Agency Mortgage-Backed Securities (Cost $146,080,540)		137,164,021
CORPORATE BONDS–29.27%
Aerospace & Defense–0.84%
Boeing Co.
2.70% 2/1/27	50,000	47,679
2.80% 3/1/27	80,000	76,250
3.10% 5/1/26	60,000	58,493
3.20% 3/1/29	200,000	184,292
3.25% 2/1/35	320,000	254,802
3.75% 2/1/50	30,000	20,461
General Dynamics Corp.
4.25% 4/1/40	10,000	8,728
4.25% 4/1/50	160,000	132,080
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	133,138
Lockheed Martin Corp.
4.15% 6/15/53	500,000	399,559
4.50% 5/15/36	200,000	187,506
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
5.20% 2/15/64	90,000	$83,475
Northrop Grumman Corp.
2.93% 1/15/25	380,000	379,692
3.25% 1/15/28	160,000	152,946
5.25% 5/1/50	1,060,000	992,609
RTX Corp.
2.25% 7/1/30	180,000	156,555
3.13% 7/1/50	480,000	314,169
3.95% 8/16/25	230,000	228,922
4.13% 11/16/28	310,000	301,729
6.00% 3/15/31	220,000	230,787
		4,343,872
Agriculture–0.63%
Altria Group, Inc.
2.35% 5/6/25	50,000	49,572
2.45% 2/4/32	410,000	337,382
3.40% 2/4/41	190,000	137,187
4.80% 2/14/29	27,000	26,678
5.80% 2/14/39	130,000	128,429
5.95% 2/14/49	160,000	156,546
6.20% 2/14/59	158,000	154,424
6.88% 11/1/33	650,000	705,152
BAT Capital Corp.
3.56% 8/15/27	185,000	179,006
3.73% 9/25/40	180,000	135,920
4.54% 8/15/47	270,000	212,930
Philip Morris International, Inc.
2.10% 5/1/30	250,000	216,125
4.50% 3/20/42	560,000	485,295
4.88% 2/13/29	130,000	129,838
5.13% 2/13/31	30,000	30,002
5.25% 2/13/34	100,000	98,833
Reynolds American, Inc. 5.85% 8/15/45	50,000	47,608
		3,230,927
Airlines–0.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	118,336	117,592
4.75% 10/20/28	500,000	493,172
		610,764
Apparel–0.10%
NIKE, Inc.
2.75% 3/27/27	100,000	96,401
2.85% 3/27/30	380,000	346,077
3.25% 3/27/40	100,000	77,219
		519,697
LVIP Western Asset Core Bond Fund-8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.10%
BMW U.S. Capital LLC 2.80% 4/11/26	154,000	$150,565
Ford Motor Co. 6.10% 8/19/32	270,000	268,693
General Motors Co.
5.60% 10/15/32	70,000	70,597
6.75% 4/1/46	41,000	42,790
		532,645
Banks–9.28%
Banco Santander SA 2.75% 5/28/25	1,000,000	990,410
Bank of America Corp.
μ1.32% 6/19/26	560,000	550,856
μ1.90% 7/23/31	410,000	344,942
μ2.57% 10/20/32	670,000	565,327
μ2.59% 4/29/31	240,000	211,432
μ2.97% 2/4/33	1,070,000	919,704
μ3.59% 7/21/28	890,000	861,745
μ3.97% 3/5/29	480,000	465,517
μ3.97% 2/7/30	280,000	268,332
μ4.08% 3/20/51	1,160,000	908,079
4.25% 10/22/26	810,000	803,049
μ4.33% 3/15/50	230,000	188,283
4.45% 3/3/26	1,221,000	1,215,939
5.00% 1/21/44	40,000	37,351
Bank of Montreal
1.85% 5/1/25	400,000	396,269
μ3.80% 12/15/32	70,000	66,949
Bank of New York Mellon Corp. 1.60% 4/24/25	120,000	118,837
Bank of Nova Scotia
1.30% 6/11/25	210,000	206,953
3.45% 4/11/25	510,000	507,949
μ4.59% 5/4/37	180,000	165,490
μBarclays PLC 4.97% 5/16/29	450,000	445,673
BNP Paribas SA
μ2.22% 6/9/26	260,000	256,639
3.38% 1/9/25	200,000	199,950
4.40% 8/14/28	430,000	417,885
μ5.13% 1/13/29	650,000	649,622
μ5.20% 1/10/30	300,000	297,969
μ5.89% 12/5/34	590,000	603,760
Citigroup, Inc.
μ2.52% 11/3/32	240,000	200,122
μ2.57% 6/3/31	1,010,000	880,277
μ3.11% 4/8/26	160,000	159,229
3.30% 4/27/25	970,000	965,311
μ3.79% 3/17/33	390,000	350,150
4.45% 9/29/27	2,380,000	2,347,756
4.65% 7/23/48	490,000	419,275
μ4.66% 5/24/28	90,000	89,435
4.75% 5/18/46	150,000	131,808
μ4.91% 5/24/33	620,000	599,227
8.13% 7/15/39	10,000	12,342
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA
μ3.65% 4/6/28	250,000	$242,558
μ3.76% 4/6/33	250,000	224,546
4.38% 8/4/25	860,000	856,532
μCredit Agricole SA 1.91% 6/16/26	250,000	246,347
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	350,000	295,830
μ2.91% 7/21/42	180,000	125,065
μ3.21% 4/22/42	80,000	58,297
3.50% 4/1/25	150,000	149,465
3.50% 11/16/26	840,000	821,301
μ3.62% 3/15/28	90,000	87,519
μ3.69% 6/5/28	720,000	699,309
μ4.22% 5/1/29	560,000	544,887
4.25% 10/21/25	500,000	497,242
4.75% 10/21/45	260,000	230,077
5.15% 5/22/45	190,000	175,221
6.25% 2/1/41	400,000	421,067
6.75% 10/1/37	180,000	192,701
μHSBC Holdings PLC 4.04% 3/13/28	630,000	616,725
JPMorgan Chase & Co.
μ2.08% 4/22/26	380,000	376,736
μ2.52% 4/22/31	970,000	854,535
μ2.55% 11/8/32	740,000	624,202
μ3.11% 4/22/51	240,000	158,848
3.63% 12/1/27	130,000	126,278
μ4.20% 7/23/29	290,000	282,198
4.25% 10/1/27	1,148,000	1,139,544
μ4.45% 12/5/29	460,000	450,797
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	337,997
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	200,000	199,301
4.08% 4/19/28	200,000	196,576
μMorgan Stanley
2.19% 4/28/26	530,000	525,273
2.70% 1/22/31	540,000	479,795
3.62% 4/1/31	1,110,000	1,030,999
3.77% 1/24/29	390,000	376,102
4.43% 1/23/30	20,000	19,465
5.32% 7/19/35	680,000	668,854
5.47% 1/18/35	160,000	159,106
National Securities Clearing Corp. 1.50% 4/23/25	250,000	247,669
μNatWest Group PLC 4.89% 5/18/29	200,000	197,970
PNC Bank NA 3.88% 4/10/25	250,000	249,209
μPNC Financial Services Group, Inc.
5.58% 6/12/29	370,000	376,458
5.81% 6/12/26	130,000	130,543
LVIP Western Asset Core Bond Fund-9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
1.15% 6/10/25	200,000	$196,943
3.88% 5/4/32	600,000	551,888
5.15% 2/1/34	80,000	78,996
Toronto-Dominion Bank
1.15% 6/12/25	200,000	196,948
4.46% 6/8/32	170,000	161,082
μTruist Financial Corp. 6.05% 6/8/27	250,000	254,113
U.S. Bancorp
1.45% 5/12/25	460,000	454,738
μ2.22% 1/27/28	40,000	37,925
μ5.78% 6/12/29	270,000	276,098
μ5.84% 6/12/34	100,000	101,940
UBS AG
2.95% 4/9/25	250,000	248,762
5.00% 7/9/27	490,000	492,873
7.50% 2/15/28	820,000	878,150
7.95% 1/9/25	660,000	660,313
UBS Group AG
4.13% 4/15/26	286,000	283,235
μ4.19% 4/1/31	400,000	377,952
4.25% 3/23/28	890,000	864,727
μ4.49% 5/12/26	200,000	199,537
4.55% 4/17/26	271,000	270,050
μ4.75% 5/12/28	410,000	407,439
μ9.02% 11/15/33	250,000	301,934
Wells Fargo & Co.
μ2.19% 4/30/26	680,000	673,843
μ2.39% 6/2/28	230,000	216,620
μ2.88% 10/30/30	430,000	387,870
3.00% 10/23/26	330,000	319,975
μ3.35% 3/2/33	340,000	298,060
4.15% 1/24/29	410,000	397,501
4.30% 7/22/27	204,000	201,271
4.40% 6/14/46	610,000	489,811
μ4.48% 4/4/31	390,000	377,511
4.65% 11/4/44	10,000	8,417
4.75% 12/7/46	580,000	488,935
4.90% 11/17/45	360,000	311,999
μ5.01% 4/4/51	2,030,000	1,801,928
		47,782,371
Beverages–0.41%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	750,000	682,025
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	637,536
4.75% 1/23/29	120,000	119,952
5.55% 1/23/49	510,000	501,657
Constellation Brands, Inc.
2.25% 8/1/31	30,000	24,964
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands, Inc. (continued)
4.35% 5/9/27	160,000	$158,398
		2,124,532
Biotechnology–0.03%
Gilead Sciences, Inc. 4.75% 3/1/46	160,000	140,973
		140,973
Chemicals–0.36%
MEGlobal BV
2.63% 4/28/28	770,000	696,844
4.25% 11/3/26	510,000	498,693
OCP SA 4.50% 10/22/25	297,000	293,123
Orbia Advance Corp. SAB de CV 1.88% 5/11/26	390,000	368,186
		1,856,846
Commercial Services–0.38%
Cintas Corp. No. 2
3.70% 4/1/27	160,000	156,830
4.00% 5/1/32	100,000	93,577
DP World Ltd.
4.70% 9/30/49	630,000	523,088
5.63% 9/25/48	970,000	917,946
PayPal Holdings, Inc.
2.30% 6/1/30	120,000	105,166
4.40% 6/1/32	70,000	67,219
5.15% 6/1/34	80,000	79,485
		1,943,311
Cosmetics & Personal Care–0.17%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	242,685
3.63% 3/24/32	250,000	226,376
Kenvue, Inc. 4.90% 3/22/33	290,000	285,246
Procter & Gamble Co. 3.00% 3/25/30	120,000	110,630
		864,937
Diversified Financial Services–0.73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	354,198
3.00% 10/29/28	770,000	712,989
3.30% 1/30/32	420,000	365,954
Air Lease Corp.
3.38% 7/1/25	130,000	128,989
5.30% 2/1/28	180,000	181,507
American Express Co. 4.05% 5/3/29	250,000	244,067
Charles Schwab Corp.
5.88% 8/24/26	540,000	549,197
LVIP Western Asset Core Bond Fund-10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp. (continued)
μ6.14% 8/24/34	110,000	$115,492
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	76,693
Mastercard, Inc. 3.85% 3/26/50	660,000	510,698
Visa, Inc. 4.30% 12/14/45	610,000	522,103
		3,761,887
Electric–0.77%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	67,813
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	66,653
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	983,456
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	74,446
3.95% 4/1/50	60,000	46,706
FirstEnergy Corp.
1.60% 1/15/26	80,000	77,124
3.90% 7/15/27	510,000	496,634
MidAmerican Energy Co. 3.65% 4/15/29	260,000	247,965
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	194,124
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	46,645
2.50% 2/1/31	110,000	94,059
3.30% 8/1/40	230,000	172,103
3.50% 8/1/50	50,000	34,252
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	302,825
5.45% 5/21/28	200,000	200,017
6.15% 5/21/48	890,000	864,561
		3,969,383
Electrical Components & Equipment–0.04%
Emerson Electric Co. 2.80% 12/21/51	350,000	216,189
		216,189
Electronics–0.08%
Honeywell International, Inc. 5.00% 3/1/35	400,000	391,982
		391,982
Entertainment–0.17%
Warnermedia Holdings, Inc.
3.76% 3/15/27	100,000	96,343
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Warnermedia Holdings, Inc. (continued)
4.05% 3/15/29	130,000	$120,958
4.28% 3/15/32	350,000	308,423
5.05% 3/15/42	50,000	40,144
5.14% 3/15/52	90,000	66,870
5.39% 3/15/62	80,000	58,826
6.41% 3/15/26	210,000	210,084
		901,648
Environmental Control–0.04%
Waste Connections, Inc. 5.00% 3/1/34	240,000	234,228
		234,228
Food–0.19%
Kroger Co. 5.00% 9/15/34	220,000	213,072
Mars, Inc.
2.38% 7/16/40	300,000	198,304
2.70% 4/1/25	80,000	79,561
3.20% 4/1/30	250,000	230,560
Mondelez International, Inc. 1.50% 5/4/25	270,000	266,925
		988,422
Forest Products & Paper–0.12%
Suzano Austria GmbH 6.00% 1/15/29	600,000	602,200
		602,200
Health Care Products–0.30%
Abbott Laboratories 4.75% 11/30/36	160,000	154,568
Solventum Corp.
5.40% 3/1/29	310,000	310,779
5.45% 3/13/31	310,000	309,755
5.60% 3/23/34	430,000	427,886
5.90% 4/30/54	340,000	330,725
		1,533,713
Health Care Services–0.74%
Cigna Group
4.38% 10/15/28	600,000	588,170
4.80% 8/15/38	240,000	217,572
Elevance Health, Inc.
3.65% 12/1/27	100,000	97,283
4.10% 5/15/32	190,000	175,682
4.55% 5/15/52	160,000	128,958
Humana, Inc.
3.13% 8/15/29	260,000	237,254
3.70% 3/23/29	420,000	396,444
3.95% 3/15/27	290,000	284,454
4.50% 4/1/25	40,000	39,943
Roche Holdings, Inc. 2.61% 12/13/51	300,000	178,379
LVIP Western Asset Core Bond Fund-11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	$67,717
2.00% 5/15/30	230,000	198,246
2.30% 5/15/31	40,000	34,012
2.90% 5/15/50	120,000	74,394
3.13% 5/15/60	20,000	11,900
3.70% 8/15/49	560,000	406,995
3.88% 12/15/28	70,000	67,692
3.88% 8/15/59	160,000	113,269
4.00% 5/15/29	200,000	193,197
4.20% 5/15/32	240,000	226,149
4.25% 6/15/48	50,000	40,116
4.45% 12/15/48	40,000	32,946
		3,810,772
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	60,000	55,464
		55,464
Housewares–0.01%
Newell Brands, Inc. 5.70% 4/1/26	69,000	68,971
		68,971
Insurance–0.31%
Aon North America, Inc. 5.45% 3/1/34	540,000	539,059
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	233,816
Chubb INA Holdings LLC 3.35% 5/3/26	140,000	137,824
Guardian Life Global Funding 1.10% 6/23/25	80,000	78,668
MetLife, Inc. 6.40% 12/15/66	380,000	387,341
New York Life Global Funding 0.95% 6/24/25	140,000	137,594
Principal Life Global Funding II 1.25% 6/23/25	70,000	68,873
		1,583,175
Internet–0.86%
Alphabet, Inc.
1.10% 8/15/30	360,000	299,355
1.90% 8/15/40	150,000	97,989
Amazon.com, Inc.
1.50% 6/3/30	340,000	288,434
2.10% 5/12/31	230,000	196,440
2.50% 6/3/50	1,750,000	1,044,049
3.15% 8/22/27	330,000	318,621
3.30% 4/13/27	70,000	68,317
3.45% 4/13/29	140,000	134,259
3.60% 4/13/32	590,000	546,115
3.88% 8/22/37	120,000	105,981
4.25% 8/22/57	50,000	40,944
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
4.95% 12/5/44	150,000	$142,953
Meta Platforms, Inc. 4.75% 8/15/34	430,000	418,575
Prosus NV
3.68% 1/21/30	200,000	180,468
4.03% 8/3/50	850,000	570,855
		4,453,355
Lodging–0.19%
Las Vegas Sands Corp. 6.00% 8/15/29	140,000	141,818
Sands China Ltd.
4.38% 6/18/30	600,000	559,605
5.13% 8/8/25	270,000	268,883
		970,306
Machinery Diversified–0.06%
Deere & Co.
3.10% 4/15/30	150,000	137,969
3.75% 4/15/50	100,000	76,820
Otis Worldwide Corp. 2.06% 4/5/25	100,000	99,229
		314,018
Media–1.38%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	61,157
4.20% 3/15/28	420,000	406,001
4.40% 4/1/33	540,000	482,430
4.80% 3/1/50	230,000	172,766
4.91% 7/23/25	174,000	173,793
5.05% 3/30/29	410,000	401,181
5.13% 7/1/49	370,000	289,623
5.38% 4/1/38	400,000	355,807
5.38% 5/1/47	200,000	164,154
5.50% 4/1/63	150,000	119,346
6.48% 10/23/45	290,000	274,026
6.55% 6/1/34	120,000	122,749
Comcast Corp.
2.80% 1/15/51	290,000	172,361
2.89% 11/1/51	320,000	192,463
2.94% 11/1/56	54,000	31,452
3.15% 3/1/26	266,000	261,925
3.25% 11/1/39	30,000	22,733
3.40% 4/1/30	180,000	167,021
3.40% 7/15/46	20,000	14,044
3.45% 2/1/50	120,000	82,158
3.75% 4/1/40	100,000	80,433
3.97% 11/1/47	350,000	265,224
4.00% 8/15/47	40,000	30,519
LVIP Western Asset Core Bond Fund-12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
4.00% 3/1/48	30,000	$22,782
4.00% 11/1/49	30,000	22,687
4.05% 11/1/52	590,000	443,390
4.15% 10/15/28	730,000	711,921
4.25% 10/15/30	570,000	549,657
4.95% 10/15/58	30,000	25,928
Fox Corp. 5.48% 1/25/39	710,000	674,723
Time Warner Cable LLC
6.55% 5/1/37	60,000	58,013
7.30% 7/1/38	120,000	122,079
Walt Disney Co. 6.65% 11/15/37	110,000	122,667
		7,097,213
Mining–0.45%
Anglo American Capital PLC 4.00% 9/11/27	220,000	213,998
Barrick North America Finance LLC 5.70% 5/30/41	330,000	323,768
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	220,000	205,540
Freeport-McMoRan, Inc.
5.40% 11/14/34	80,000	79,110
5.45% 3/15/43	70,000	65,404
Glencore Funding LLC
3.88% 10/27/27	30,000	29,147
4.00% 3/27/27	130,000	127,465
Southern Copper Corp. 5.25% 11/8/42	1,390,000	1,256,778
		2,301,210
Miscellaneous Manufacturing–0.04%
Eaton Corp. 4.15% 11/2/42	250,000	210,784
		210,784
Oil & Gas–2.92%
Apache Corp.
4.75% 4/15/43	400,000	319,408
6.00% 1/15/37	533,000	527,465
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	41,989
2.94% 6/4/51	50,000	30,955
3.00% 2/24/50	440,000	279,730
3.41% 2/11/26	50,000	49,387
3.63% 4/6/30	140,000	131,927
Chevron Corp.
2.00% 5/11/27	60,000	56,722
3.08% 5/11/50	150,000	99,204
Chevron USA, Inc.
3.25% 10/15/29	490,000	461,102
3.85% 1/15/28	160,000	157,824
Continental Resources, Inc.
4.38% 1/15/28	480,000	466,712
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources, Inc. (continued)
4.90% 6/1/44	70,000	$56,624
5.75% 1/15/31	10,000	9,879
Coterra Energy, Inc.
3.90% 5/15/27	300,000	293,256
4.38% 3/15/29	850,000	821,961
Devon Energy Corp.
4.50% 1/15/30	195,000	188,601
4.75% 5/15/42	50,000	41,508
5.00% 6/15/45	815,000	680,696
5.60% 7/15/41	297,000	274,503
5.75% 9/15/54	70,000	63,504
5.85% 12/15/25	180,000	181,206
Diamondback Energy, Inc.
3.13% 3/24/31	360,000	318,216
3.25% 12/1/26	110,000	107,120
3.50% 12/1/29	440,000	409,226
Ecopetrol SA 5.88% 5/28/45	970,000	668,258
EOG Resources, Inc.
3.90% 4/1/35	510,000	453,417
4.38% 4/15/30	290,000	281,843
4.95% 4/15/50	400,000	355,681
EQT Corp. 7.00% 2/1/30	220,000	233,658
Exxon Mobil Corp.
2.44% 8/16/29	290,000	264,657
3.45% 4/15/51	180,000	126,178
3.48% 3/19/30	220,000	207,225
4.11% 3/1/46	180,000	146,000
4.33% 3/19/50	30,000	24,672
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	243,125
5.75% 4/19/47	950,000	819,321
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	190,931
3.50% 8/15/29	120,000	110,024
4.10% 2/15/47	180,000	123,116
4.20% 3/15/48	50,000	35,935
4.40% 4/15/46	90,000	66,751
4.50% 7/15/44	680,000	502,368
4.63% 6/15/45	280,000	211,955
5.55% 3/15/26	50,000	50,175
6.60% 3/15/46	600,000	605,739
Pertamina Persero PT 6.00% 5/3/42	430,000	420,862
Petroleos del Peru SA 4.75% 6/19/32	670,000	504,046
Petroleos Mexicanos 6.88% 8/4/26	85,000	83,522
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	48,264
1.90% 8/15/30	200,000	170,408
2.15% 1/15/31	440,000	373,463
LVIP Western Asset Core Bond Fund-13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Reliance Industries Ltd.
2.88% 1/12/32	360,000	$305,932
3.63% 1/12/52	630,000	434,219
Shell Finance U.S., Inc.
2.38% 11/7/29	50,000	44,853
2.75% 4/6/30	100,000	90,129
3.25% 4/6/50	380,000	256,029
4.00% 5/10/46	660,000	516,356
		15,037,837
Oil & Gas Services–0.03%
Halliburton Co. 5.00% 11/15/45	70,000	62,495
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	72,809
		135,304
Pharmaceuticals–1.56%
AbbVie, Inc.
2.95% 11/21/26	160,000	155,434
3.20% 11/21/29	1,200,000	1,113,783
3.60% 5/14/25	150,000	149,378
3.80% 3/15/25	190,000	189,657
4.25% 11/21/49	380,000	308,956
4.55% 3/15/35	20,000	18,805
4.80% 3/15/29	300,000	299,773
4.88% 11/14/48	30,000	26,938
4.95% 3/15/31	130,000	129,974
5.05% 3/15/34	180,000	177,837
Becton Dickinson & Co. 4.69% 12/15/44	113,000	97,695
Bristol-Myers Squibb Co.
3.40% 7/26/29	81,000	76,455
5.10% 2/22/31	160,000	161,030
5.20% 2/22/34	450,000	449,437
5.55% 2/22/54	90,000	87,307
5.65% 2/22/64	60,000	57,743
CVS Health Corp.
1.88% 2/28/31	50,000	40,306
2.13% 9/15/31	180,000	144,161
3.63% 4/1/27	70,000	67,919
3.75% 4/1/30	230,000	210,672
3.88% 7/20/25	480,000	476,913
4.13% 4/1/40	30,000	23,433
4.30% 3/25/28	392,000	379,811
5.13% 7/20/45	270,000	226,844
Eli Lilly & Co.
4.60% 8/14/34	190,000	182,415
4.70% 2/9/34	420,000	407,110
5.00% 2/9/54	40,000	36,760
5.10% 2/9/64	330,000	301,549
Johnson & Johnson 2.10% 9/1/40	440,000	292,428
Merck & Co., Inc.
1.45% 6/24/30	600,000	503,194
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
2.75% 12/10/51	50,000	$30,302
Pfizer, Inc.
1.70% 5/28/30	1,030,000	877,644
2.63% 4/1/30	220,000	197,341
2.70% 5/28/50	240,000	147,657
		8,046,661
Pipelines–2.24%
Cameron LNG LLC 3.30% 1/15/35	760,000	627,162
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	1,240,000	1,269,674
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	250,000	256,450
6.54% 11/15/53	310,000	324,872
Energy Transfer LP
2.90% 5/15/25	130,000	128,997
3.75% 5/15/30	1,240,000	1,156,888
4.95% 6/15/28	80,000	79,859
5.25% 4/15/29	250,000	250,891
5.30% 4/1/44	20,000	17,888
5.40% 10/1/47	210,000	188,669
5.50% 6/1/27	170,000	172,183
5.55% 5/15/34	210,000	208,925
6.25% 4/15/49	110,000	110,092
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	424,887
3.13% 7/31/29	50,000	46,526
3.70% 1/31/51	320,000	229,276
3.95% 2/15/27	303,000	298,766
3.95% 1/31/60	90,000	64,690
4.15% 10/16/28	260,000	253,765
4.85% 1/31/34	480,000	464,286
4.85% 3/15/44	40,000	35,750
5.10% 2/15/45	180,000	165,807
μ5.38% 2/15/78	70,000	66,856
5.55% 2/16/55	40,000	38,479
6.65% 10/15/34	110,000	119,595
7.55% 4/15/38	40,000	46,833
Kinder Morgan Energy Partners LP 5.50% 3/1/44	140,000	129,753
Kinder Morgan, Inc.
4.30% 6/1/25	150,000	149,648
4.30% 3/1/28	220,000	215,900
MPLX LP
4.50% 4/15/38	230,000	200,454
4.70% 4/15/48	170,000	139,297
4.80% 2/15/29	310,000	307,292
5.20% 3/1/47	100,000	88,780
5.20% 12/1/47	130,000	115,014
LVIP Western Asset Core Bond Fund-14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc.
5.55% 11/1/26	100,000	$101,246
5.80% 11/1/30	160,000	164,913
6.63% 9/1/53	150,000	157,713
Targa Resources Corp. 4.95% 4/15/52	70,000	58,954
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	210,000	188,293
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	163,980
7.85% 2/1/26	930,000	953,307
Western Midstream Operating LP
3.10% 2/1/25	340,000	339,142
4.05% 2/1/30	40,000	37,518
Williams Cos., Inc.
4.85% 3/1/48	50,000	42,585
4.90% 1/15/45	270,000	235,798
5.10% 9/15/45	190,000	170,600
5.15% 3/15/34	380,000	369,452
8.75% 3/15/32	120,000	141,666
		11,519,371
Retail–0.61%
Costco Wholesale Corp.
1.38% 6/20/27	290,000	269,583
1.60% 4/20/30	30,000	25,675
1.75% 4/20/32	120,000	97,653
Home Depot, Inc.
1.38% 3/15/31	260,000	210,552
2.50% 4/15/27	100,000	95,691
2.70% 4/15/30	150,000	135,056
3.25% 4/15/32	270,000	240,877
3.30% 4/15/40	160,000	124,655
3.35% 4/15/50	210,000	146,401
3.90% 6/15/47	30,000	23,470
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	223,663
4.50% 4/15/30	240,000	235,463
McDonald's Corp.
1.45% 9/1/25	250,000	244,746
2.13% 3/1/30	220,000	192,302
3.50% 3/1/27	50,000	48,872
3.50% 7/1/27	40,000	38,960
3.60% 7/1/30	140,000	131,324
3.63% 9/1/49	30,000	21,627
3.70% 1/30/26	90,000	89,302
4.20% 4/1/50	160,000	126,340
4.88% 12/9/45	330,000	295,606
Walmart, Inc.
1.50% 9/22/28	80,000	71,868
1.80% 9/22/31	50,000	41,735
2.38% 9/24/29	30,000	27,317
		3,158,738
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.88%
Applied Materials, Inc. 1.75% 6/1/30	90,000	$76,927
Broadcom, Inc.
3.14% 11/15/35	380,000	310,335
3.19% 11/15/36	8,000	6,444
4.15% 11/15/30	72,000	68,894
4.93% 5/15/37	199,000	189,278
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	293,482
5.90% 1/25/30	460,000	466,449
Intel Corp.
1.60% 8/12/28	120,000	105,844
3.05% 8/12/51	60,000	34,223
4.75% 3/25/50	200,000	154,580
5.13% 2/10/30	170,000	168,504
5.20% 2/10/33	120,000	116,019
KLA Corp. 4.65% 7/15/32	160,000	156,555
Micron Technology, Inc.
5.30% 1/15/31	190,000	189,810
5.88% 2/9/33	190,000	194,602
5.88% 9/15/33	20,000	20,514
NVIDIA Corp. 3.70% 4/1/60	210,000	154,932
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	60,000	59,586
Texas Instruments, Inc.
1.75% 5/4/30	130,000	111,269
3.88% 3/15/39	70,000	60,101
4.15% 5/15/48	370,000	300,606
TSMC Arizona Corp.
1.75% 10/25/26	210,000	198,984
2.50% 10/25/31	1,250,000	1,070,138
		4,508,076
Software–0.40%
Adobe, Inc. 2.30% 2/1/30	260,000	231,245
Oracle Corp.
1.65% 3/25/26	630,000	607,316
2.88% 3/25/31	510,000	448,769
2.95% 4/1/30	40,000	36,108
3.60% 4/1/50	90,000	63,055
4.65% 5/6/30	170,000	167,546
5.38% 9/27/54	330,000	304,168
Salesforce, Inc. 3.70% 4/11/28	190,000	185,024
		2,043,231
Telecommunications–1.62%
AT&T, Inc.
2.25% 2/1/32	330,000	272,816
2.55% 12/1/33	340,000	273,881
3.55% 9/15/55	28,000	18,832
3.65% 9/15/59	50,000	33,118
3.80% 12/1/57	60,000	41,394
4.35% 3/1/29	1,300,000	1,271,842
4.35% 6/15/45	58,000	47,536
LVIP Western Asset Core Bond Fund-15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SA 5.21% 3/8/47	150,000	$132,878
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	182,755
2.55% 2/15/31	130,000	111,822
2.63% 2/15/29	450,000	409,051
3.00% 2/15/41	250,000	178,286
3.30% 2/15/51	60,000	39,573
3.50% 4/15/25	210,000	209,050
3.75% 4/15/27	40,000	39,078
3.88% 4/15/30	1,910,000	1,797,286
5.15% 4/15/34	190,000	186,932
Verizon Communications, Inc.
1.75% 1/20/31	840,000	692,200
2.55% 3/21/31	398,000	342,745
2.65% 11/20/40	100,000	68,374
3.15% 3/22/30	170,000	155,669
3.40% 3/22/41	60,000	45,377
3.85% 11/1/42	210,000	165,020
4.00% 3/22/50	210,000	159,382
4.40% 11/1/34	220,000	203,823
4.50% 8/10/33	840,000	791,606
4.78% 2/15/35	296,000	281,771
4.86% 8/21/46	20,000	17,843
5.25% 3/16/37	130,000	126,894
5.50% 3/16/47	30,000	28,982
		8,325,816
Transportation–0.10%
Union Pacific Corp.
2.15% 2/5/27	170,000	162,071
2.40% 2/5/30	160,000	142,040
3.75% 2/5/70	220,000	146,777
3.84% 3/20/60	90,000	64,320
		515,208
Total Corporate Bonds (Cost $164,110,567)		150,706,037
NON-AGENCY ASSET-BACKED SECURITIES–8.16%
•AB BSL CLO 4 Ltd. Series 2023-4A A 6.62% (TSFR03M + 2.00%) 4/20/36	250,000	250,898
•AGL CLO 13 Ltd. Series 2021-13A A1 6.04% (TSFR03M + 1.42%) 10/20/34	260,000	260,328
•Apex Credit CLO Ltd. Series 2020-1A A1RR 6.07% (TSFR03M + 1.45%) 4/20/35	680,000	681,190
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.05% (SOFR30A + 1.45%) 1/15/37	380,027	379,552
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•ARES Loan Funding IV Ltd. Series 2023-ALF4A A1 6.41% (TSFR03M + 1.75%) 10/15/36	710,000	$715,147
•ARES XLIV CLO Ltd. Series 2017-44A A1R 6.00% (TSFR03M + 1.34%) 4/15/34	680,000	680,313
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A A 5.36% 6/20/30	500,000	506,935
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 6.05% (TSFR03M + 1.43%) 1/20/35	380,000	380,665
•Battery Park CLO Ltd. Series 2019-1A AR 6.06% (TSFR03M + 1.40%) 7/15/36	370,000	371,363
•Birch Grove CLO 4 Ltd. Series 2022-4A A1R 6.14% (TSFR03M + 1.48%) 7/15/37	410,000	412,529
•Birch Grove CLO 7 Ltd. Series 2023-7A A1 6.42% (TSFR03M + 1.80%) 10/20/36	1,760,000	1,773,640
•Birch Grove CLO 8 Ltd. Series 2024-8A A1 6.25% (TSFR03M + 1.63%) 4/20/37	240,000	241,768
•Black Diamond CLO Ltd. Series 2024-1A A1 6.28% (TSFR03M + 1.65%) 10/25/37	1,360,000	1,359,909
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	202,192	184,527
•BlueMountain CLO XXXI Ltd. Series 2021-31A A1 6.03% (TSFR03M + 1.41%) 4/19/34	440,000	440,479
•CarVal CLO XI C Ltd. Series 2024-3A A1 5.96% (TSFR03M + 1.39%) 10/20/37	970,000	974,702
•Cayuga Park CLO Ltd. Series 2020-1A AR 6.03% (TSFR03M + 1.38%) 7/17/34	620,000	621,038
•CIFC Funding Ltd.
Series 2015-4A A1A2 5.95% (TSFR03M + 1.33%) 4/20/34	440,000	440,623
Series 2018-1A A1R 5.79% (TSFR03M + 1.32%) 1/18/38	440,000	440,063
CLI Funding IX LLC Series 2024-1A A 5.63% 7/20/49	682,606	678,771
DLLMT LLC Series 2024-1A A4 4.98% 4/20/32	320,000	321,183
Driven Brands Funding LLC Series 2024-1A A2 6.37% 10/20/54	847,875	862,637
LVIP Western Asset Core Bond Fund-16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
ELFI Graduate Loan Program LLC Series 2023-A A 6.37% 2/4/48	680,418	$691,516
•Elmwood CLO 26 Ltd. Series 2024-1A A1 6.13% (TSFR03M + 1.50%) 4/18/37	200,000	200,278
•Elmwood CLO I Ltd. Series 2019-1A A1RR 6.14% (TSFR03M + 1.52%) 4/20/37	670,000	674,467
•Empower CLO Ltd. Series 2024-1A A1 6.23% (TSFR03M + 1.60%) 4/25/37	250,000	252,205
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 6.38% (TSFR03M + 1.75%) 10/25/34	950,000	952,004
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 6.58% (TSFR03M + 1.95%) 4/25/36	250,000	251,025
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	370,028	307,614
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1R 6.07% (TSFR03M + 1.48%) 7/30/37	510,000	512,805
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	694,800	622,196
Hertz Vehicle Financing III LLC
Series 2023-3A A 5.94% 2/25/28	250,000	253,996
Series 2023-4A A 6.15% 3/25/30	400,000	411,181
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	580,000	545,784
•HGI CRE CLO Ltd. Series 2021-FL1 A 5.56% (TSFR01M + 1.16%) 6/16/36	118,904	118,374
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	470,266	399,072
•HPS Loan Management Ltd. Series 2021-16A A1 6.03% (TSFR03M + 1.40%) 1/23/35	360,000	360,464
Huntington Bank Auto Credit-Linked Notes Series 2024-2 B1 5.44% 10/20/32	1,176,795	1,177,721
•Kings Park CLO Ltd. Series 2021-1A A 6.01% (TSFR03M + 1.39%) 1/21/35	880,000	882,409
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	361,795	362,708
•Magnetite XVII Ltd. Series 2016-17A AR2 6.12% (TSFR03M + 1.50%) 4/20/37	540,000	540,865
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Magnetite XXIX Ltd. Series 2021-29A BR 6.99% (TSFR03M + 1.75%) 7/15/37	690,000	$693,685
•Magnetite XXVI Ltd. Series 2020-26A A1R 6.01% (TSFR03M + 1.38%) 7/25/34	470,000	471,057
•Midocean Credit CLO VII Series 2017-7A BR 6.52% (TSFR03M + 1.86%) 7/15/29	415,115	415,366
MMAF Equipment Finance LLC Series 2024-A A4 5.10% 7/13/49	520,000	524,047
MVW LLC Series 2023-2A A 6.18% 11/20/40	218,911	223,827
•Myers Park CLO Ltd. Series 2018-1A B1 6.48% (TSFR03M + 1.86%) 10/20/30	250,000	250,585
•Navient Student Loan Trust Series 2016-3A A3 6.03% (SOFR30A + 1.46%) 6/25/65	293,950	296,948
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	537,149	508,223
•Oaktree CLO Ltd. Series 2024-25A A 6.17% (TSFR03M + 1.55%) 4/20/37	750,000	753,671
•Ocean Trails CLO X Series 2020-10A AR2 5.96% (TSFR03M + 1.30%) 10/15/34	690,000	691,790
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 6.62% (TSFR03M + 2.00%) 1/20/35	390,000	390,687
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 5.78% (TSFR03M + 1.26%) 2/14/31	247,722	247,833
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 5.92% (TSFR03M + 1.30%) 2/24/37	590,000	591,090
•OHA Loan Funding Ltd. Series 2013-2A AR 5.82% (TSFR03M + 1.30%) 5/23/31	364,704	364,949
•Palmer Square CLO Ltd. Series 2019-1A A1R 5.93% (TSFR03M + 1.41%) 11/14/34	440,000	440,710
•Parallel Ltd. Series 2020-1A A1R 6.10% (TSFR03M + 1.48%) 7/20/34	520,000	520,748
•Park Blue CLO Ltd.
Series 2022-2A A1R 6.04% (TSFR03M + 1.42%) 7/20/37	770,000	774,179
Series 2024-5A A1 6.80% (TSFR03M + 1.48%) 7/25/37	620,000	624,053
LVIP Western Asset Core Bond Fund-17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Point Au Roche Park CLO Ltd. Series 2021-1A A 5.96% (TSFR03M + 1.34%) 7/20/34	2,050,000	$2,054,574
•Rad CLO 22 Ltd. Series 2023-22A A1 6.45% (TSFR03M + 1.83%) 1/20/37	1,500,000	1,510,257
•Recette CLO Ltd. Series 2015-1A ARR 5.96% (TSFR03M + 1.34%) 4/20/34	250,000	250,222
•Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class A-1 5.70% (TSFR03M + 1.39%) 1/30/38	460,000	460,079
•SLC Student Loan Trust Series 2008-1 A4A 6.67% (SOFR90A + 1.86%) 12/15/32	256,874	260,187
•SLM Private Credit Student Loan Trust
Series 2005-B A4 4.95% (TSFR03M + 0.59%) 6/15/39	153,993	148,313
Series 2006-A A5 4.91% (TSFR03M + 0.55%) 6/15/39	146,567	140,633
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	131,695	125,350
Series 2021-C APT1 1.39% 1/15/53	472,117	423,435
Series 2021-C B 2.30% 1/15/53	246,405	235,808
Series 2022-C A1A 4.48% 5/16/50	893,310	877,234
•Series 2024-C A1B 5.70% (SOFR30A + 1.10%) 6/17/52	382,980	383,935
Series 2024-E A1A 5.09% 10/16/56	603,732	599,989
•Trestles CLO VII Ltd. Series 2024-7A A1 6.20% (TSFR03M + 1.38%) 10/25/37	650,000	651,880
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	431,693	402,098
U.S. Bank NA Series 2023-1 B 6.79% 8/25/32	256,998	260,679
U.S. Small Business Administration Series 2019-20D 1 2.98% 4/1/39	66,624	60,436
•Whitebox CLO I Ltd. Series 2019-1A A1RR 5.95% (TSFR03M + 1.32%) 7/24/36	680,000	681,418
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Woodmont Trust Series 2023-12A A1R 6.02% (TSFR03M + 1.40%) 10/25/32	1,190,000	$1,190,989
Total Non-Agency Asset-Backed Securities (Cost $42,206,979)		41,995,908
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.98%
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	186,628	153,708
Series 2022-3 A1 4.00% 1/25/67	396,326	371,703
BRAVO Residential Funding Trust
•Series 2022-NQM3 A1 5.11% 7/25/62	703,149	700,497
φ•Series 2024-NQM3 A1 6.19% 3/25/64	459,432	463,170
φ•Series 2024-NQM5 A1 5.80% 6/25/64	236,898	237,541
φ•Series 2024-NQM5 A3 6.16% 6/25/64	337,124	336,884
•CENT Trust Series 2023-CITY A 7.02% (TSFR01M + 2.62%) 9/15/38	870,000	873,262
•CIM Trust Series 2024-R1 A1 4.75% 6/25/64	958,383	920,456
•CRSO Trust Series 2023 7.12% 7/10/40	1,280,000	1,296,945
CSMC Trust
•Series 2020-RPL4 A1 2.00% 1/25/60	237,322	207,732
•Series 2021-AFC1 A1 0.83% 3/25/56	213,177	172,024
•Series 2021-AFC1 A3 1.17% 3/25/56	285,851	231,945
•Series 2021-NQM3 A3 1.63% 4/25/66	490,615	426,609
•Series 2021-NQM7 A1 1.76% 10/25/66	165,062	139,859
•Series 2021-NQM8 A1 1.84% 10/25/66	824,117	728,586
Series 2021-RPL2 A1 2.00% 1/25/60	145,140	124,851
•Series 2022-NQM1 A1 2.27% 11/25/66	824,367	727,173
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	576,977	516,219
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	224,865	183,200
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	571,540	549,503
LVIP Western Asset Core Bond Fund-18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Impac CMB Trust Series 2007-A A 4.95% (TSFR01M + 0.61%) 5/25/37	279,430	$265,156
•JP Morgan Mortgage Trust Series 2017-5 A2 5.21% 10/26/48	827,887	816,768
•MFA Trust Series 2020-NQM1 A3 3.30% 8/25/49	131,001	124,397
•Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV2 A1 6.50% 2/25/54	800,921	810,745
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	151,371	141,142
Series 2015-2A A1 3.75% 8/25/55	508,953	478,084
Series 2015-2A A2 3.75% 8/25/55	289,699	270,794
Series 2016-3A A1B 3.25% 9/25/56	163,279	149,020
Series 2017-2A B2 4.75% 3/25/57	355,232	348,306
Series 2017-4A A1 4.00% 5/25/57	383,361	359,272
Series 2017-6A A1 4.00% 8/27/57	822,764	773,365
Series 2022-NQM2 A1 3.08% 3/27/62	811,815	748,796
OBX Trust
•Series 2021-NQM2 A1 1.10% 5/25/61	154,508	125,427
•Series 2021-NQM3 A1 1.05% 7/25/61	235,625	189,135
•Series 2021-NQM4 A1 1.96% 10/25/61	513,660	424,618
•Series 2022-NQM1 A1 2.31% 11/25/61	788,139	689,062
φ•Series 2024-NQM1 A1 5.93% 11/25/63	919,572	923,308
φ•Series 2024-NQM11 A1 5.88% 6/25/64	236,897	237,921
PRKCM Trust
•Series 2021-AFC2 A1 2.07% 11/25/56	224,987	194,508
φ•Series 2024-HOME1 A1 6.43% 5/25/59	597,851	605,236
φ•PRPM LLC Series 2024-RCF1 A1 4.00% 1/25/54	224,585	217,561
•RCKT Mortgage Trust Series 2024-INV1 A1 6.50% 6/25/54	277,987	281,397
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	802,502	726,774
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Towd Point Mortgage Trust
•Series 2019-HY2 M2 6.35% (TSFR01M + 2.01%) 5/25/58	300,000	$309,940
Series 2022-4 A1 3.75% 9/25/62	712,775	662,902
φ•Verus Securitization Trust Series 2024-6 A3 6.15% 7/25/69	242,759	243,478
Total Non-Agency Collateralized Mortgage Obligations (Cost $21,790,519)		20,478,979
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.98%
•AREIT Trust Series 2022-CRE6 A 5.85% (SOFR30A + 1.25%) 1/20/37	361,408	360,090
•BANK Series 2018-BN14 C 4.62% 9/15/60	520,000	430,747
•BMP Series 2024-MF23 A 5.77% (TSFR01M + 1.37%) 6/15/41	1,000,000	1,002,501
•BOCA Commercial Mortgage Trust Series 2024-BOCA A 6.32% (TSFR01M + 1.92%) 8/15/41	940,000	942,349
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.18% (TSFR01M + 0.78%) 6/15/38	350,695	350,257
Series 2021-XL2 A 5.20% (TSFR01M + 0.80%) 10/15/38	633,911	633,119
Series 2023-XL3 A 6.16% (TSFR01M + 1.76%) 12/9/40	342,106	343,496
Series 2024-XL5 A 5.79% (TSFR01M + 1.39%) 3/15/41	352,809	353,801
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	270,000	243,696
•Series 2021-BXMF A 5.15% (TSFR01M + 0.75%) 10/15/26	509,057	506,829
•Series 2022-LBA6 A 5.40% (TSFR01M + 1.00%) 1/15/39	530,000	530,000
•Series 2024-PALM A 5.94% (TSFR01M + 1.54%) 6/15/37	216,346	216,752
•Series 2024-VLT4 B 6.34% (TSFR01M + 1.94%) 7/15/29	750,000	752,343
LVIP Western Asset Core Bond Fund-19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•CAMB Commercial Mortgage Trust Series 2019-LIFE A 5.77% (TSFR01M + 1.37%) 12/15/37	420,000	$420,000
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	610,000	577,002
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	178,000	173,911
Series 2016-P6 A4 3.46% 12/10/49	88,681	86,189
COMM Mortgage Trust Series 2015-CR23 A4 3.50% 5/10/48	98,000	97,579
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	225,000	219,705
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.91% 1/15/49	308,000	304,081
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	425,000	420,601
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	404,000	391,971
•MHC Commercial Mortgage Trust Series 2021-MHC A 5.31% (TSFR01M + 0.92%) 4/15/38	106,649	106,582
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	388,000	385,484
Series 2015-C26 A5 3.53% 10/15/48	301,800	297,952
Series 2016-C29 A4 3.33% 5/15/49	170,000	166,478
•MSWF Commercial Mortgage Trust Series 2023-2 A5 6.01% 12/15/56	540,000	568,257
•MTN Commercial Mortgage Trust Series 2022-LPFL A 5.80% (TSFR01M + 1.40%) 3/15/39	320,000	319,700
•NJ Trust Series 2023-GSP A 6.48% 1/6/29	420,000	436,979
•NYC Trust Series 2024-3ELV A 6.39% (TSFR01M + 1.99%) 8/15/29	310,000	311,355
•OPG Trust Series 2021-PORT A 5.00% (TSFR01M + 0.60%) 10/15/36	669,159	666,650
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•PFP Ltd. Series 2024-11 A 6.31% (TSFR01M + 1.83%) 9/17/39	253,661	$254,771
•SMRT Commercial Mortgage Trust Series 2022-MINI A 5.40% (TSFR01M + 1.00%) 1/15/39	540,000	538,651
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	480,000	384,169
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,045,946
Wells Fargo Commercial Mortgage Trust
*•Series 2016-BNK1 XA 1.71% 8/15/49	3,785,857	65,957
*•Series 2016-C36 XA 1.16% 11/15/59	7,711,582	113,724
Series 2024-C63 A5 5.31% 8/15/57	350,000	349,952
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $15,949,969)		15,369,626
ΔSOVEREIGN BONDS–1.54%
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	290,000	170,628
		170,628
Colombia—0.34%
Colombia Government International Bonds
3.13% 4/15/31	280,000	222,180
3.88% 4/25/27	420,000	401,022
5.00% 6/15/45	650,000	438,100
5.20% 5/15/49	210,000	140,805
5.63% 2/26/44	760,000	558,600
		1,760,707
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	310,000	302,586
		302,586
Israel—0.22%
Israel Government International Bonds 2.75% 7/3/30	870,000	755,595
State of Israel
3.38% 1/15/50	220,000	142,657
3.80% 5/13/60	380,000	245,763
		1,144,015
LVIP Western Asset Core Bond Fund-20

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Kazakhstan—0.14%
Kazakhstan Government International Bonds 4.88% 10/14/44	770,000	$699,738
		699,738
Mexico—0.66%
Mexico Government International Bonds
3.50% 2/12/34	2,010,000	1,598,986
4.40% 2/12/52	1,000,000	675,347
4.75% 3/8/44	1,490,000	1,130,553
		3,404,886
Peru—0.07%
Peru Government International Bonds
3.55% 3/10/51	160,000	106,848
3.60% 1/15/72	430,000	261,569
		368,417
Uruguay—0.02%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	93,318
		93,318
Total Sovereign Bonds (Cost $10,172,171)		7,944,295
U.S. TREASURY OBLIGATIONS–20.03%
U.S. Treasury Bonds
3.38% 11/15/48	3,390,000	2,647,680
3.63% 2/15/44	3,000,000	2,531,297
3.88% 5/15/43	2,740,000	2,411,485
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.00% 11/15/42	1,200,000	$1,079,731
4.25% 8/15/54	170,000	155,244
4.38% 8/15/43	2,130,000	2,004,165
4.63% 5/15/44	27,200,000	26,369,241
4.63% 11/15/44	40,000	38,784
4.75% 11/15/43	9,900,000	9,775,022
U.S. Treasury Inflation Indexed Bonds 1.88% 7/15/34	5,774,210	5,595,182
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	1,324,600	1,218,248
U.S. Treasury Notes
3.88% 11/30/29	4,000,000	3,910,177
3.88% 8/15/33	9,000,000	8,565,474
3.88% 8/15/34	10,850,000	10,259,090
4.13% 8/31/30	27,000,000	26,584,340
Total U.S. Treasury Obligations (Cost $105,596,039)		103,145,160

	Number of Shares
MONEY MARKET FUND–1.93%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.43%)	9,921,546	9,921,546
Total Money Market Fund (Cost $9,921,546)		9,921,546

TOTAL INVESTMENTS–98.70% (Cost $538,343,297)	508,197,401

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.30%	6,687,872
NET ASSETS APPLICABLE TO 69,501,112 SHARES OUTSTANDING–100.00%	$514,885,273
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($16,745,753 / 2,268,391 Shares)		$7.382
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($498,139,520 / 67,232,721 Shares)		$7.409
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2024:
Shares of beneficial interest (unlimited authorization–no par)		$768,194,551
Distributable earnings/(accumulated loss)		(253,309,278)
TOTAL NET ASSETS		$514,885,273

LVIP Western Asset Core Bond Fund-21

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security. Refer to Note 9 in the accompanying notes for further information on these types of securities.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2024.
ΔSecurities have been classified by country of origin.

★Includes $1,177,969 cash collateral held at broker for futures contracts, $1,902,421 cash collateral held at brokers for centrally cleared swap contracts, $23,651 variation margin due from brokers on centrally cleared swap contracts, $280,179 payable for fund shares redeemed,
$37,246 other accrued expenses payable, $314,653 due to manager and affiliates, $190,595 variation margin due to broker on futures contracts, $39,748 payable for audit fee, $30,625 payable for fund accounting fee and $53,426 Payable for Quote Charge as of December 31,
2024.

The following futures contracts and swap contracts were outstanding at December 31, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
622	U.S. Treasury 10 yr Notes	$67,642,500	$68,489,170	3/20/25	$—	$(846,670)
581	U.S. Treasury 5 yr Notes	61,763,023	62,107,631	3/31/25	—	(344,608)
Total Futures Contracts					$—	$(1,191,278)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold
CDX.NA.IG.43- Quarterly[4]	64,743,000	(1.00%)	12/20/29	$1,466,690	$1,452,795	$13,895	$—
LVIP Western Asset Core Bond Fund-22

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
5,145,000	2.60	SOFR12M	Receive	Annual	10/14/27	$220,389	$46,218	$174,171	$—
4,424,000	3.15	SOFR12M	Receive	Annual	5/15/48	654,755	(1,315,945)	1,970,700	—
34,290,000	4.20	SOFR12M	Receive	Annual	4/30/31	(218,726)	(576,305)	357,579	—
Total IRS Contracts							$(1,846,032)	$2,502,450	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F.–Single Family
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-23

LVIP Western Asset Core Bond Fund
Statement of Operations
Year Ended December 31, 2024
INVESTMENT INCOME:
Interest	$23,226,458
EXPENSES:
Management fees	2,269,287
Distribution fees-Service Class	1,206,196
Shareholder servicing fees	146,243
Pricing fees	103,668
Accounting and administration expenses	76,841
Professional fees	61,493
Custodian fees	44,527
Reports and statements to shareholders	19,621
Trustees’ fees and expenses	15,932
Consulting fees	13,470
Other	23,916
Total operating expenses	3,981,194
NET INVESTMENT INCOME	19,245,264
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(17,808,889)
Futures contracts	(2,718,261)
Options purchased	(236,030)
Options written	287,646
Swap contracts	4,179,583
Net realized loss	(16,295,951)
Net change in unrealized appreciation (depreciation) of:
Investments	5,744,264
Futures contracts	(4,645,776)
Options purchased	58,526
Options written	(5,906)
Swap contracts	(1,090,329)
Net change in unrealized appreciation (depreciation)	60,779
NET REALIZED AND UNREALIZED LOSS	(16,235,172)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,010,092
See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/24	12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,245,264	$55,278,888
Net realized loss	(16,295,951)	(270,772,747)
Net change in unrealized appreciation (depreciation)	60,779	221,611,237
Net increase in net assets resulting from operations	3,010,092	6,117,378
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,244,082)	(2,930,979)
Service Class	(31,219,377)	(46,809,185)
	(32,463,459)	(49,740,164)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,781,529	127,426,886
Service Class	91,288,090	89,466,117
Reinvestment of dividends and distributions:
Standard Class	1,244,082	2,930,979
Service Class	31,219,377	46,809,185
	130,533,078	266,633,167
Cost of shares redeemed:
Standard Class	(12,164,784)	(1,580,183,769)
Service Class	(60,062,160)	(48,099,208)
	(72,226,944)	(1,628,282,977)
Increase (decrease) in net assets derived from capital share transactions	58,306,134	(1,361,649,810)
NET INCREASE (DECREASE) IN NET ASSETS	28,852,767	(1,405,272,596)
NET ASSETS:
Beginning of year	486,032,506	1,891,305,102
End of year	$514,885,273	$486,032,506
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-24

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.827	$8.261	$10.197	$10.782	$10.116
Income (loss) from investment operations:
Net investment income[1]	0.316	0.307	0.228	0.169	0.217
Net realized and unrealized gain (loss)	(0.248)	0.172	(1.893)	(0.352)	0.692
Total from investment operations	0.068	0.479	(1.665)	(0.183)	0.909
Less dividends and distributions from:
Net investment income	(0.513)	(0.913)	(0.271)	(0.235)	(0.243)
Net realized gain	—	—	—	(0.159)	—
Return of capital	—	—	—	(0.008)	—
Total dividends and distributions	(0.513)	(0.913)	(0.271)	(0.402)	(0.243)
Net asset value, end of period	$7.382	$7.827	$8.261	$10.197	$10.782
Total return[2]	0.69%	5.93%	(16.42% )	(1.72% )	9.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,746	$21,725	$1,494,224	$1,971,350	$1,868,293
Ratio of expenses to average net assets	0.55%	0.53%	0.52%	0.50%	0.51%
Ratio of net investment income to average net assets	4.06%	3.61%	2.53%	1.61%	2.06%
Portfolio turnover	95%	207% [3]	128%	129%	225%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-25

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Year Ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$7.855	$8.249	$10.181	$10.768	$10.107
Income (loss) from investment operations:
Net investment income[1]	0.297	0.280	0.205	0.143	0.190
Net realized and unrealized gain (loss)	(0.249)	0.218	(1.889)	(0.352)	0.691
Total from investment operations	0.048	0.498	(1.684)	(0.209)	0.881
Less dividends and distributions from:
Net investment income	(0.494)	(0.892)	(0.248)	(0.212)	(0.220)
Net realized gain	—	—	—	(0.159)	—
Return of capital	—	—	—	(0.007)	—
Total dividends and distributions	(0.494)	(0.892)	(0.248)	(0.378)	(0.220)
Net asset value, end of period	$7.409	$7.855	$8.249	$10.181	$10.768
Total return[2]	0.44%	6.19%	(16.62% )	(1.97% )	8.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$498,139	$464,308	$397,081	$498,962	$404,800
Ratio of expenses to average net assets	0.80%	0.78%	0.77%	0.75%	0.76%
Ratio of net investment income to average net assets	3.81%	3.36%	2.28%	1.36%	1.81%
Portfolio turnover	95%	207% [3]	128%	129%	225%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-26

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
December 31, 2024
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 113 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2024 and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The Fund adopted Financial Accounting Standards Board Update 2023-07, “Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures’’ (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $2 billion of the Fund’s average daily net assets; and 0.35% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2024, costs for these administrative and legal services were as follows:
Administrative	$41,407
Legal	6,288
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,126 for the year ended December 31, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$196,420
Distribution fees payable to LFD	105,575
Shareholder servicing fees payable to Lincoln Life	12,658
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$47,288,577
Purchases of U.S. government securities	462,662,239
Sales other than U.S. government securities	58,675,711
Sales of U.S. government securities	411,520,584
At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$538,496,248
Aggregate unrealized appreciation of investments and derivatives	$4,081,008
Aggregate unrealized depreciation of investments and derivatives	(32,120,470)
Net unrealized depreciation of investments and derivatives	$(28,039,462)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$18,950,618	$—	$18,950,618
Agency Commercial Mortgage-Backed Securities	—	2,521,211	—	2,521,211
Agency Mortgage-Backed Securities	—	137,164,021	—	137,164,021
Corporate Bonds	—	150,706,037	—	150,706,037
Non-Agency Asset-Backed Securities	—	41,995,908	—	41,995,908
Non-Agency Collateralized Mortgage Obligations	—	20,478,979	—	20,478,979
Non-Agency Commercial Mortgage-Backed Securities	—	15,369,626	—	15,369,626
Sovereign Bonds	—	7,944,295	—	7,944,295
U.S. Treasury Obligations	—	103,145,160	—	103,145,160
Money Market Fund	9,921,546	—	—	9,921,546
Total Investments	$9,921,546	$498,275,855	$—	$508,197,401
Derivatives:

Assets:
Swap Contracts	$—	$2,516,345	$—	$2,516,345
Liabilities:
Futures Contracts	$(1,191,278)	$—	$—	$(1,191,278)
During the year ended December 31, 2024, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Year Ended
	12/31/24	12/31/23
Ordinary income	$32,463,459	$49,740,164
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$11,975
Capital loss carryforward	(225,126,264)
Other temporary differences	(155,527)
Net unrealized depreciation	(28,039,462)
Distributable earnings/(accumulated loss)	$(253,309,278)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification.
As of December 31, 2024, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$102,507,838	$122,618,426	$225,126,264
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/24	12/31/23
Shares sold:
Standard Class	874,900	15,019,213
Service Class	11,760,608	10,719,279
Shares reinvested:
Standard Class	160,796	372,995
Service Class	4,039,100	6,040,566
	16,835,404	32,152,053
Shares redeemed:
Standard Class	(1,543,019)	(193,487,169)
Service Class	(7,679,334)	(5,786,101)
	(9,222,353)	(199,273,270)
Net increase (decrease)	7,613,051	(167,121,217)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Effective, February 12, 2025, the line of credit was renewed.
The Fund had no amounts outstanding as of December 31, 2024, or at any time during the year.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the year ended December 31, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2024, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into inflation swap contracts, interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2024, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at December 31, 2024, the notional value of the protection sold was USD 64,743,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2024, net unrealized appreciation of the protection sold was $13,895.
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,191,278)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	13,895	Receivables and other assets net of liabilities	—
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	2,502,450	Receivables and other assets net of liabilities	—
Total		$2,516,345		$(1,191,278)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,718,261)	$(4,645,776)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	31,156	56,791
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(267,186)	1,735
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	27,097	(1,096)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	260,549	(4,810)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,325,615	(467,365)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	2,853,968	(622,964)
Total		$1,512,938	$(5,683,485)
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LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$204,998,949	$33,828,191
Options contracts (average value)	81,230	57,886
CDS contracts (average notional value)**	37,675,946	(20,746,538)
Interest rate swap contracts (average notional value)***	30,850,077	47,492,538

**Long represents buying protection and short represents selling protection.
***Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.
LVIP Western Asset Core Bond Fund-34

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Western Asset Core Bond Fund-35

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Western Asset Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Western Asset Core Bond Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2025
LVIP Western Asset Core Bond Fund–36

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on August 9, 2024, a vote was submitted to shareholders of the LVIP Wellington Capital Growth Fund to approve the merger of the LVIP Wellington Capital Growth Fund into the LVIP American Century Ultra Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
6,939,250.717	165,393.276	256,036.049	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

80 LVIP JPMorgan Mid Cap Value Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the LVIP JPMorgan Mid Cap Value Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Mid Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and above the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period, below the return of the Morningstar peer group median and the benchmark index for the five-year period and above the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund and the fees charged to other clients subadvised by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Multi-Asset
Subadvised Funds

47 LVIP JPMorgan Retirement Income Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI had delegated the day-to-day investment management of the Fund and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board considered LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2025. The Board considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver and expense limitation, was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and the S&P Target Date Retirement Income Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one-, five- and ten-year periods and above the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board considered that the Fund’s investment strategy and benchmark changed and that JPMorgan became subadviser effective May 1, 2017. The Board noted that LFI believes that the Fund has performed in line with LFI’s expectations and market conditions. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund. The Board noted that all of the Fund’s assets are invested in underlying funds managed by JPMorgan, an unaffiliated third party, and its affiliates. The Board further noted that JP Morgan’s contractual subadvisory fee is zero as JPMorgan receives fees for managing the underlying funds and does not manage direct portfolio investments for the Fund. The Board concluded that the subadvisory fees for the Fund were reasonable.

3

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees and management fees from the underlying funds.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

22 LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the partial advisory fee waiver, was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the partial advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund and noted JPMorgan’s statement that it advised no similar funds. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule was negotiated between LFI and JPMorgan, which is unaffiliated with LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

4

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees and obtaining broker proprietary research in connection with trading subadvised accounts.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

81 LVIP JPMorgan Small Cap Core Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the LVIP JPMorgan Small Cap Core Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Small Cap Core Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2000® Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period and below the return of the Morningstar peer group median and above the return of the benchmark index for the three-, five- and ten-year periods. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund and the fees charged to other clients subadvised by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

82 LVIP JPMorgan U.S. Equity Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the LVIP JPMorgan U.S. Equity Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan U.S. Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund which contains breakpoints and the fees charged to other clients subadvised by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

90 LVIP Loomis Sayles Global Growth Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and the net expense ratio was the lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Loomis, Sayles & Company, L.P. (“Loomis”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Loomis under the subadvisory agreement. The Board considered the services provided by Loomis, the background of the portfolio managers and Loomis’s investment decision-making approach. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Loomis Sayles Global Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Large-Stock Growth funds category and the MSCI ACWI NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period, below the return of the Morningstar peer group median and the benchmark index for the three-year period and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board concluded that the services provided by Loomis were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee and the fee rates charged to other accounts advised by Loomis. The Board considered that LFI compensates Loomis from its fees and that the subadvisory fee schedule was negotiated between LFI and Loomis, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by Loomis regarding Loomis’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by Loomis as to any additional benefits it receives and noted Loomis’s statement that it may use the performance of the Fund in marketing materials and may use soft dollars to acquire brokerage and research products and services.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

101 LVIP Macquarie Bond Fund

(f/k/a LVIP Delaware Bond Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was within range of the return of the Morningstar peer group median and above the benchmark index for the one-year period, below the return of the Morningstar peer group median and the benchmark index for the three-year period and the same as the return of the Morningstar peer group median and above the return of the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the management fees of a fund with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and make DIFA more attractive to potential clients.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

103 LVIP Macquarie Diversified Floating Rate Fund

(f/k/a LVIP Delaware Diversified Floating Rate Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Ultrashort Bond funds category and the Secured Overnight Financing Rate Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one- and five-year periods, below the return of the Morningstar peer group median and the benchmark index for the three-year period and the same as the return of the Morningstar peer group median for the ten-year period. The Board noted that no benchmark return was provided for the ten-year period because the benchmark’s inception was April 2, 2018 and it did not have ten years of returns. The Board considered LFI’s comments that underperformance for the five-year period compared to the peer group was due to the fact that the Fund was designed to be an investment grade fund with a high average credit quality, while many of the peers have more below investment grade bank loan exposure. The Board also considered that LFI would continue to closely monitor performance. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint, and the management fees of a fund with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

3

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and make DIFA more attractive to potential clients.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

102 LVIP Macquarie Diversified Income Fund

(f/k/a LVIP Delaware Diversified Income Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core-Plus Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fees of a fund with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and make DIFA more attractive to potential clients.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

109 LVIP Macquarie High Yield Fund

(f/k/a LVIP Delaware High Yield Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar High Yield Bond funds category and the ICE BofA US High Yield Constrained Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods, above the return of the Morningstar peer group median and the benchmark index for the five-year period and below the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board considered LFI’s comment that the Fund’s underperformance over recent periods compared to the benchmark and the peer funds was primarily attributable to security selection within the Banking and Media sectors. The Board noted LFI’s view that it remained confident with the current investment process and the team’s ability to meet the performance objective of the Fund. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fees of funds with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

3

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and make DIFA more attractive to potential clients.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

113 LVIP Macquarie Limited-Term Diversified Income Fund

(f/k/a LVIP Delaware Limited-Term Diversified Income Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg US Government/Credit 1-3 Year Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one- and five-year periods, within range of the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board considered LFI’s comment that the Fund’s underperformance over the five-year period compared to the peer group median was partially due to the Fund’s higher quality bias as lower quality credits outpaced higher quality counterparts and due to less corporate exposure compared to its peers. The Board also considered that LFI would continue to closely monitor performance. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fees of funds with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

3

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and make DIFA more attractive to potential clients.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

74 LVIP Macquarie Mid Cap Value Fund (formerly LVIP Delaware Mid Cap Value Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie Mid Cap Value Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the LVIP Macquarie Mid Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the three- and five-year periods. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential clients and enhance DIFA’s ability to obtain research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

83 LVIP Macquarie SMID Cap Core Fund (formerly LVIP Delaware SMID Cap Core Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie SMID Cap Core Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the LVIP Macquarie SMID Cap Core Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2500® Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period and above the return of the Morningstar peer group median and the benchmark index for the three-, five- and ten-year periods. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fees of funds with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential clients and enhance DIFA’s ability to obtain research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

61 LVIP Macquarie Social Awareness Fund (formerly LVIP Delaware Social Awareness Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie Social Awareness Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the LVIP Macquarie Social Awareness Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 1000® Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential clients and enhance DIFA’s ability to obtain research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

70 LVIP Delaware U.S. Growth Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an expense limitation through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie U.S. Growth Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the LVIP Macquarie U.S. Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth funds category and the Russell 1000® Growth Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods, above the return of the Morningstar peer group median and below the return of the benchmark index for the five-year period and below the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential clients and enhance DIFA’s ability to obtain research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

85 LVIP Macquarie U.S. REIT Fund (formerly LVIP Delaware U.S. REIT Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and the net expense ratio was the same as the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie U.S. REIT Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the LVIP Macquarie U.S. REIT Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Real Estate funds category and the FTSE NAREIT Equity REITs Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board considered LFI’s comments that the subadviser was replaced in 2020. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential clients and enhance DIFA’s ability to obtain research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

65 LVIP Macquarie Value Fund (formerly LVIP Delaware Value Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie Value Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the LVIP Macquarie Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one, three-, five- and ten-year periods. The Board noted LFI’s comments that over the one, three- and five-year periods, underperformance compared to the benchmark was primarily due to negative security selection in the Financials, Communication Services and Consumer Staples sectors. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint, and the management fee of funds with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential clients and enhance DIFA’s ability to obtain research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Multi-Asset
Subadvised Funds

46 LVIP Macquarie Wealth Builder Fund

(f/k/a LVIP Delaware Wealth Builder Fund)

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI had delegated the day-to-day investment management of the Fund and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the expense limitation, was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement and Sub-Subadvisory Agreements

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of DIFA’s portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (LVIP Delaware Wealth Builder Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board considered that the Fund’s investment strategy and benchmark changed effective May 2017. The Board noted LFI’s statement that the Fund’s underperformance for the one-, three- and five-year periods was primarily due to the Fund’s equity allocation, which maintained a value bias that underperformed core and growth strategies during the periods. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

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Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential clients and enhance DIFA’s ability to obtain research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

26 LVIP MFS International Equity Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Foreign Large Blend funds category and the MSCI EAFE NR USD Index. The Board also considered LFI’s proposal to restructure the Fund into a multi-manager allocation fund that invests in two LVIP funds with subadvisers that currently manage other funds in the Trust in addition to the Fund and to be renamed LVIP Multi-Manager International Equity Managed Volatility Fund. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

91 LVIP MFS International Growth Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Massachusetts Financial Services Company (“MFS”) on behalf of the LVIP MFS International Growth Fund, the Board considered the nature, extent and quality of services to be provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and the investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP MFS International Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Growth funds category and the MSCI EAFE Growth NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period and above the return of the Morningstar peer group median and the benchmark index for the three-, five- and ten-year periods. The Board concluded that the services provided by MFS were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund, which contains breakpoints, and considered fees charged to another account with a similar investment strategy. The Board considered that LFI compensates MFS from its fees and that the subadvisory fee schedule was negotiated between LFI and MFS, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted MFS’s statements that it could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates, and that research services obtained in connection with trading client assets may benefit MFS and other clients.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

64 LVIP MFS Value Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was within range of the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an advisory fee waiver through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Massachusetts Financial Services Company (“MFS”) on behalf of LVIP MFS Value Fund, the Board considered the nature, extent and quality of services provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and the investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP MFS Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period and below the return of the Morningstar peer group median and above the return of the benchmark index for the three-, five- and ten-year periods. The Board concluded that the services provided by MFS were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, as well as the fees charged to other clients in the same investment strategy managed by MFS. The Board considered that LFI compensates MFS from its fees and that the subadvisory fee schedule was negotiated between LFI and MFS, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted MFS’s statements that it could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates, and that research services obtained in connection with trading client assets may benefit MFS and other clients.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

105 LVIP Mondrian Global Income Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Mondrian Investment Partners Limited (“Mondrian”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Mondrian under the subadvisory agreement. The Board reviewed the services provided by Mondrian, the background of the portfolio managers and Mondrian’s investment strategy. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. In considering investment performance, the Board considered that, in July 2022, Mondrian transitioned from managing a portion of the Fund’s assets to managing all of the Fund’s assets. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Bond funds category and the FTSE WGBI USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period and below the return of the Morningstar peer group median and above the return of the benchmark index for the three-, five- and ten-year periods. The Board considered LFI’s comments that underperformance compared to the peer group median for the three- and five-year periods was driven by the Fund’s underweight position to the corporate and securitized sectors. The Board further noted that LFI continued to have confidence in the investment team and investment process and the team’s ability to meet the performance objective of the Fund. The Board concluded that the services provided by Mondrian were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Mondrian, which includes breakpoints, and the fee schedule of an account with a similar investment strategy managed by Mondrian. The Board considered that LFI compensates Mondrian from its fees and that the subadvisory fee schedule was negotiated between LFI and Mondrian, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

3

Profitability and Fallout Benefits. The Board considered information regarding Mondrian’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Mondrian as to any additional benefits it receives and noted that none were identified.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

92 LVIP Mondrian International Value Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Mondrian Investment Partners Limited (“Mondrian”) on behalf of the LVIP Mondrian International Value Fund, the Board considered the nature, extent and quality of services provided by Mondrian under the subadvisory agreement. The Board considered the services provided by Mondrian, the background of the portfolio managers and Mondrian’s investment decision-making approach. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Mondrian International Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Value funds category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the return of the benchmark index for the one- and five-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three- and ten-year periods. The Board considered LFI’s comments that security selection in the Consumer Discretionary sector as well as certain currency allocations detracted from performance over the three- and five-year periods. The Board determined that the services provided by Mondrian were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the fee rates charged to other accounts with an investment strategy similar to the Fund’s advised by Mondrian. The Board considered that LFI compensates Mondrian from its fees and that the subadvisory fee schedule was negotiated between LFI and Mondrian, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by Mondrian regarding Mondrian’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by Mondrian as to any additional benefits it receives and noted that none were identified.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

27 LVIP Multi-Manager Global Equity Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Global Large-Stock Blend funds category and a custom index (LVIP Multi-Manager Global Equity Composite). The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

110 LVIP PIMCO Low Duration Bond Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Pacific Investment Management Company LLC (“PIMCO”) on behalf of the Fund, the Board reviewed the nature, extent and quality of services provided by PIMCO under the subadvisory agreement. The Board considered the services provided by PIMCO, the background of the investment professionals and PIMCO’s investment strategy and resources. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the ICE BofA 1-3 Year US Treasury Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one- and five-year periods, and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board considered LFI’s comment that the Fund underperformed compared to peer funds over the one-, three- and five-year periods due to the Fund’s underweight position to corporate credit and overall higher credit rating relative to peers. The Board also considered LFI’s comments that the Fund underperformed the benchmark over the three-year period due to tactical currency exposure, particularly overweight exposure to the Japanese Yen and Australian dollar. The Board noted LFI’s view that it remained confident in the current investment team and process and that performance patterns have been in line with LFI’s expectations and market conditions. The Board concluded that the services provided by PIMCO were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains a breakpoint. The Board considered that LFI compensates PIMCO from its fees and that the subadvisory fee schedule was negotiated between LFI and PIMCO, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

3

Profitability and Fallout Benefits. The Board considered information provided by PIMCO regarding PIMCO’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by PIMCO as to any additional benefits it receives and noted that PIMCO stated that it may derive indirect benefits due to an increase in total assets under management and may receive research from trading activity.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

48 LVIP SSGA Conservative Index Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Conservative Index Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the custom index for the one-, three-, five- and ten-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

49 LVIP SSGA Moderate Index Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderate Index Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the custom index for the one-, three-, five- and ten-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee for the Fund was higher than the median net investment management fee of the Fund’s Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was lower than the net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

51 LVIP Structured Conservative Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Conservative Structured Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the custom index for the one-year period and below the return of the Morningstar peer group median and the custom index for the three-, five- and ten-year periods. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

52 LVIP Structured Moderate Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderate Structured Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the custom index for the one- and three-year periods and below the return of the Morningstar peer group median and the custom index for the five- and ten-year periods. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee for the Fund was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

50 LVIP SSGA Moderately Aggressive Index Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderately Aggressive Index Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the custom index for the one-, three-, five- and ten-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee for the Fund was higher than the median net investment management fee of the Fund’s Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was lower than the net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Multi-Asset
Fund of Funds

53 LVIP Structured Moderately Aggressive Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderately Aggressive Structured Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the custom index for the one- and three-year periods, above the return of the Morningstar peer group median and below the return of the custom index for the five-year period and below the return of the Morningstar peer group median and the custom index for the ten-year period. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee for the Fund was higher than the median net investment fee of the Morningstar peer group median and that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was the same as the net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

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Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

111 LVIP SSGA Bond Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board noted LFI’s statements that the Fund’s longer-term tracking error has been within a reasonable range and is mostly attributable to cash flows and the Fund’s fees and that LFI continues to believe that the Fund is competitively positioned from an expense perspective relative to its peers. The Board noted LFI’s view that it remained confident in the Fund’s ability to meet its investment objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the average fees charged by SSGA to other clients with investment strategies similar to the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

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Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

97 LVIP SSGA Emerging Markets Equity Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and the net expense ratio was lower than the median net expense ratio of the Morningstar peer group. The Board also noted that the peer group contained a limited number of funds. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Emerging Markets Equity Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Diversified Emerging Markets funds category and the MSCI Emerging Markets NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was primarily due to the Fund’s expenses and transaction costs incurred from cash flow activities over the three- and five-year periods and expenses and fair value adjustments over the one-year period. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

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Lincoln Variable Insurance Products Trust

2024 board considerations

Subadvised Managed Volatility Funds

12 LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Moderate Allocation funds category and a custom index (Global Tactical Allocation Composite). The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule which includes a breakpoint, and noted SSGA’s statement that it advised no comparable registered funds using the same strategies. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

4

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

5

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

94 LVIP SSGA International Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA International Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and ten-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three- and five-year periods. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

28 LVIP SSGA International Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Foreign Large Blend funds category and MSCI EAFE NR USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

19 LVIP SSGA Large Cap Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

2

The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

3

Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

75 LVIP SSGA Mid-Cap Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was within range of the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Mid-Cap Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Blend funds category and the S&P MidCap 400 Total Return Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

68 LVIP SSGA Nasdaq-100 Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the sudadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Nasdaq-100 Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth category and the NASDAQ 100 Total Return USD index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

67 LVIP SSGA S&P 500 Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadivser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented a partial advisory fee waiver on assets up to $1 billion for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA S&P 500 Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and ten-year periods, within range of the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the five-year period. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

112 LVIP SSGA Short-Term Bond Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg US Corporate 1-3 Year Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-, three- and five-year periods. The Board considered that the Fund commenced operations in 2018. The Board noted LFI’s statements that the Fund’s tracking error has been within a reasonable range and is mostly attributable to cash flows and Fund fees. The Board further noted LFI’s view that it remained confident in the Fund’s ability to meet its investment objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the average fees charged by SSGA to other clients with investment strategies similar to the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

78 LVIP SSGA Small-Cap Index Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was within range of the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Small-Cap Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2000® Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust

2024 board considerations

Managed Volatility Funds

23 LVIP SSGA SMID Cap Managed Volatility Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Fund and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

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The Board reviewed performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Small Blend funds category and the Russell 2000 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

76 LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was within range of the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an advisory fee waiver on assets over $750 million for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP T. Rowe Price Structured Mid-Cap Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell Mid Cap Growth Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board concluded that the services provided by T. Rowe were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints and the fees charged to other registered funds managed by T. Rowe with similar investment strategies. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Multi-Asset

Target Date Funds

54 LVIP T. Rowe Price 2020 Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of the subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to T. Rowe, which is responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the expense limitation, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters. The Board considered that the Fund had been restructured effective February 1, 2018 and that T. Rowe Price became the subadviser to the Fund on February 1, 2018. The Board concluded that the services provided by T. Rowe were satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2020 funds category and the S&P Target Date 2020 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint and noted T. Rowe’s statement that it does not manage comparable sub-advised funds using the same strategy as the Fund. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule for T. Rowe was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives, and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Multi-Asset

Target Date Funds

55 LVIP T. Rowe Price 2030 Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of the subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to T. Rowe, which is responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the expense limitation, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters. The Board considered that the Fund had been restructured effective February 1, 2018 and that T. Rowe Price became the subadviser to the Fund on February 1, 2018. The Board concluded that the services provided by T. Rowe were satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2030 funds category and the S&P Target Date 2030 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint and noted T. Rowe’s statement that it does not manage comparable sub-advised funds using the same strategy as the Fund. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule for T. Rowe was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives, and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Multi-Asset

Target Date Funds

56 LVIP T. Rowe Price 2040 Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of the subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to T. Rowe, which is responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the expense limitation, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters. The Board considered that the Fund had been restructured effective February 1, 2018 and that T. Rowe Price became the subadviser to the Fund on February 1, 2018. The Board concluded that the services provided by T. Rowe were satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2040 funds category and the S&P Target Date 2040 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint and noted T. Rowe’s statement that it does not manage comparable sub-advised funds using the same strategy as the Fund. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule for T. Rowe was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives, and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Multi-Asset

Target Date Funds

57 LVIP T. Rowe Price 2050 Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of the subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to T. Rowe, which is responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the expense limitation, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters. The Board considered that the Fund had been restructured effective February 1, 2018 and that T. Rowe Price became the subadviser to the Fund on February 1, 2018. The Board concluded that the services provided by T. Rowe were satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2050 funds category and the S&P Target Date 2050 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint and noted T. Rowe’s statement that it does not manage comparable sub-advised funds using the same strategy as the Fund. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule for T. Rowe was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives, and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Multi-Asset

Target Date Funds

58 LVIP T. Rowe Price 2060 Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of the subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to T. Rowe, which is responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee for the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the expense limitation, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2025 and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters. The Board considered that the Fund had been restructured effective February 1, 2018 and that T. Rowe Price became the subadviser to the Fund on February 1, 2018. The Board concluded that the services provided by T. Rowe were satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2060 funds category and the S&P Target Date 2060 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board considered that the Fund commenced operations in May 2020.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint and noted T. Rowe’s statement that it does not manage comparable sub-advised funds using the same strategy as the Fund. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule for T. Rowe was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives, and considered other benefits to T. Rowe, such as including the Fund’s assets in its assets under management.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 BOARD CONSIDERATIONS

Managed Risk Funds

4 LVIP U.S. Growth Allocation Managed Risk Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement.

The Board considered that the Fund is managed with a risk management strategy using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of the Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Fund’s investments in exchange-traded futures and the resulting costs limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of the Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2024. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a custom benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI has delegated day-to-day portfolio management of the Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Fund and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

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The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index, the U.S. Growth Blended Composite. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

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Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2024 board considerations

Vanguard Funds

104 LVIP Vanguard Bond Allocation Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period, the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period, and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board further noted that the Fund’s historical performance was in line with LFI’s expectations and consistent with market conditions and portfolio positioning. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Vanguard Funds

71 LVIP Vanguard Domestic Equity ETF Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the five- and ten-year periods. The Board noted LFI’s comments that underperformance relative to the benchmark over the one-, three- and five-year periods was primarily due to fees associated with investing in the underlying ETFs. The Board noted LFI’s view that the Fund has performed in line with LFI’s expectations given sector and factor differences relative to the benchmark. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 board considerations

Vanguard Funds

95 LVIP Vanguard International Equity ETF Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for the Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI ACWI Ex USA NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the ten-year period. The Board noted LFI’s comments that the Fund is designed to track the performance of the benchmark index on a gross of fees basis and over the three- and five-year periods, the Fund had provided similar risk and return characteristics to the benchmark less fees and that performance compared to peers was due to greater exposure to emerging markets. The Board noted LFI’s belief that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

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Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of the Fund.

3

Lincoln Variable Insurance Products Trust
2024 Board Considerations

Equity
Subadvised Funds

77 LVIP Wellington SMID Cap Value Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2025. The Board noted that the net investment management fee, giving effect to the advisory fee waiver, was the same as the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and that LFI had implemented an advisory fee waiver for the Fund through April 30, 2025. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Wellington Management Company, LLP (“Wellington”) on behalf of the LVIP Wellington SMID Cap Value Fund, the Board considered the nature, extent and quality of services provided by Wellington under the subadvisory agreement. The Board reviewed the services provided by Wellington, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Wellington. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Wellington SMID Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell 2500® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three- and five-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the ten-year period. The Board concluded that the services provided by Wellington were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint, and the fees charged to other registered investment companies subadvised by Wellington. The Board considered that LFI compensates Wellington from its fees and that the subadvisory fee schedule was negotiated between LFI and Wellington, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule was negotiated between LFI and Wellington, an unaffiliated third party, and that LFI compensates Wellington from its fees. The Board reviewed materials provided by Wellington as to any additional benefits it receives and noted Wellington’s statement that the engagement provides a reputational benefit and that it obtains research through client commission arrangements.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

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Lincoln Variable Insurance Products Trust
2024 Board Considerations

Fixed Income
Subadvised Funds

114 LVIP Western Asset Core Bond Fund

Background

On August 14 and September 10-11, 2024, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2024. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating the Fund’s performance. These reports include performance information for the Fund (including total return, standard deviation and Sharpe ratio) compared to the median performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Fund’s performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Western Asset Management Company (“Western”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Western under the subadvisory agreement. The Board reviewed the services provided by Western, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Western. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods. The Board considered LFI’s comments that underperformance over the five-year period compared to the peer group was primarily due to the Fund’s longer duration position. The Board also considered LFI’s comment that underperformance over the one-, three- and five-year periods compared to the benchmark was driven by the Fund’s longer duration positioning and exposure to USD denominated emerging market debt. The Board also considered that LFI would continue to closely monitor performance. The Board concluded that the services provided by Western were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains a breakpoint, and considered the contractual fee rates charged to other funds and accounts advised by Western with an investment strategy similar to the Fund. The Board considered that LFI compensates Western from its fees and that the subadvisory fee schedule was negotiated between LFI and Western, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

3

Profitability and Fallout Benefits. The Board considered information provided by Western regarding Western’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Western as to any additional benefits it receives and noted Western’s statement that it may receive research from trading activity but that it does not maintain arrangements or agreements to receive any research or services in exchange for trading activity allocation.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	February 24, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	February 27, 2025